SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]

         Post-Effective Amendment No.       11            (333-92297)     [X]
                                         ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             13       (File No. 811-7195)           [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3794

       James M. Odland, 50583 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003


EVERGREEN

ESSENTIAL(SM) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)


           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds, Series II Shares


-  Evergreen Variable Annuity Trust - Class 2


-  Fidelity(R) Variable Insurance Products Service Class 2

-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
   Class 2

-  Oppenheimer Variable Account Funds - Service Shares

-  Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                   3
THE CONTRACT IN BRIEF                                                       4
EXPENSE SUMMARY                                                             7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                11
FINANCIAL STATEMENTS                                                       16
PERFORMANCE INFORMATION                                                    16
THE VARIABLE ACCOUNT AND THE FUNDS                                         17
GUARANTEE PERIOD ACCOUNTS (GPAS)                                           21
THE ONE-YEAR FIXED ACCOUNT                                                 24
BUYING YOUR CONTRACT                                                       24
CHARGES                                                                    26
VALUING YOUR INVESTMENT                                                    31
MAKING THE MOST OF YOUR CONTRACT                                           33
WITHDRAWALS                                                                37
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                       37
CHANGING OWNERSHIP                                                         37
BENEFITS IN CASE OF DEATH                                                  38
OPTIONAL BENEFITS                                                          42
THE ANNUITY PAYOUT PERIOD                                                  54
TAXES                                                                      56
VOTING RIGHTS                                                              58
SUBSTITUTION OF INVESTMENTS                                                58
ABOUT THE SERVICE PROVIDERS                                                59
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                      60
ADDITIONAL INFORMATION                                                     65
EXPERTS                                                                    65
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
   FINANCIAL INFORMATION                                                   66
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION                                     80
APPENDIX: PERFORMANCE CREDIT RIDER
   ADJUSTED PARTIAL WITHDRAWAL                                             81


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "AEL" refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs)(1): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT(1): An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 17)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states(1). (p. 21 and p. 24)


(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 24)


MINIMUM INITIAL PURCHASE PAYMENTS
   If paying by Systematic Investment Plan:
       $50 initial payment.
       $50 for additional payments.

   If paying by any other method:
       $5,000 initial payment for contracts issued in South Carolina, Texas and
         Washington.
       $2,000 initial payment for contracts issued in all other states.
       $100 for additional payments.


MAXIMUM TOTAL PURCHASE PAYMENTS* (without prior approval):


       $1,000,000


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland and Alabama.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 34)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 37)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 37)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 38)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 42)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 54)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 56)


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

CHARGES: We assess certain charges in connection with your contract (p. 26):

-  $40 annual contract administrative charge(1);

- if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee of 0.55% of the adjusted contract value(2);

- if you select the Guaranteed Minimum Benefit Rider - 6% Rising Floor (GMIB - 6% Rising Floor) an annual fee of 0.75% of the adjusted contract value(2);


- if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);

- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);

- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(3);

-  withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-  the operating expenses of the funds in which the subaccounts invest; and

- the total variable account expenses (if you make allocations to one or more subaccounts):


                                                         VARIABLE ACCOUNT        TOTAL MORTALITY AND     TOTAL VARIABLE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:                 ADMINISTRATIVE CHARGE      EXPENSE RISK FEE       ACCOUNT EXPENSE
 QUALIFIED ANNUITIES
 Return of Purchase Payments death benefit (ROP)               0.15%                    0.85%                 1.00%
 Maximum Anniversary Value death benefit (MAV)(4)              0.15                     0.95                  1.10
 Enhanced Death Benefit (EDB)(4),                              0.15                     1.15                  1.30
 NONQUALIFIED ANNUITIES
 ROP death benefit                                             0.15                     1.10                  1.25
 MAV death benefit(4),                                         0.15                     1.20                  1.35
 EDB(4)                                                        0.15                     1.40                  1.55
 FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(5):
 QUALIFIED ANNUITIES
 ROP death benefit                                             0.15                     1.15                  1.30
 MAV death benefit(4)                                          0.15                     1.25                  1.40
 EDB(4)                                                        0.15                     1.45                  1.60
 NONQUALIFIED ANNUITIES
 ROP death benefit                                             0.15                     1.40                  1.55
 MAV death benefit(4)                                          0.15                     1.50                  1.65
 EDB(4)                                                        0.15                     1.70                  1.85



(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


(4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

(5) The five-year withdrawal charge schedule may not be available in all states.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.



                                                    WITHDRAWAL CHARGE SCHEDULE
                        SEVEN-YEAR SCHEDULE                                             FIVE-YEAR SCHEDULE
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                                  $   40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

GMIB - MAV                                                                                                               0.55%*

GMIB - 6% RISING FLOOR                                                                                                   0.75%*
(As a percentage of the adjusted contract value charged annually at the contract anniversary.)

PERFORMANCE CREDIT RIDER (PCR) FEE                                                                                       0.15%*
(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                                                        0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                                              0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)


* This fee applies only if you elect this optional feature.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value.)


You can choose a qualified or nonqualified contract, the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.



                                                         VARIABLE ACCOUNT        TOTAL MORTALITY AND     TOTAL VARIABLE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:                 ADMINISTRATIVE CHARGE      EXPENSE RISK FEE       ACCOUNT EXPENSE
 QUALIFIED ANNUITIES
 ROP death benefit                                             0.15%                    0.85%                 1.00%
 MAV death benefit(1)                                          0.15                     0.95                  1.10
 EDB(1)                                                        0.15                     1.15                  1.30
 NONQUALIFIED ANNUITIES
 ROP death benefit                                             0.15                     1.10                  1.25
 MAV death benefit(1)                                          0.15                     1.20                  1.35
 EDB(1)                                                        0.15                     1.40                  1.55
 FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
 QUALIFIED ANNUITIES
 ROP death benefit                                             0.15                     1.15                  1.30
 MAV death benefit(1)                                          0.15                     1.25                  1.40
 EDB(1)                                                        0.15                     1.45                  1.60
 NONQUALIFIED ANNUITIES
 ROP death benefit                                             0.15                     1.40                  1.55
 MAV death benefit(1)                                          0.15                     1.50                  1.65
 EDB(1)                                                        0.15                     1.70                  1.85



(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                       MINIMUM          MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements              .69%            1.64%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                       GROSS TOTAL
                                                                             MANAGEMENT       12b-1         OTHER         ANNUAL
                                                                                FEES          FEES         EXPENSES      EXPENSES
AXP(R) Variable Portfolio -
       Bond Fund                                                               .60%           .13%          .07%          .80%(1)
       Cash Management Fund                                                    .51            .13           .05           .69(1)
       Diversified Equity Income Fund                                          .56            .13           .18           .87(1)
       NEW DIMENSIONS FUND(R)                                                  .61            .13           .05           .79(1)
       Partners Small Cap Value Fund                                          1.03            .13           .32          1.48(1)

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                       GROSS TOTAL
                                                                             MANAGEMENT       12b-1         OTHER         ANNUAL
                                                                                FEES          FEES         EXPENSES      EXPENSES
AIM V.I.
       Basic Value Fund, Series II Shares                                      .73%          .25%           .43%         1.41%(2)
Evergreen VA
       Blue Chip Fund - Class 2                                                .61           .25            .61          1.47(3)
       Capital Growth Fund - Class 2                                           .80           .25            .22          1.27(3)
       Core Bond Fund - Class 2                                                .32           .25            .33           .90(3)
       Equity Index Fund - Class 2                                             .32           .25            .35           .92(3)
       Foundation Fund - Class 2                                               .75           .25            .16          1.16(3)
       Global Leaders Fund - Class 2                                           .87           .25            .31          1.43(3)
       Growth Fund - Class 2                                                   .70           .25            .45          1.40(3)
       High Income Fund - Class 2                                              .70           .25            .60          1.55(3)
       International Growth Fund - Class 2                                     .66           .25            .73          1.64(3)
       Masters Fund - Class 2                                                  .87           .25            .31          1.43(3)
       Omega Fund - Class 2                                                    .52           .25            .18           .95(3)
       Small Cap Value Fund - Class 2                                          .87           .25            .26          1.38(3)
       Strategic Income Fund - Class 2                                         .50           .25            .29          1.04(3)
Fidelity(R) VIP
       Mid Cap Portfolio Service Class 2                                       .58           .25            .12           .95(4)
FTVIPT
       Mutual Shares Securities Fund - Class 2                                 .60           .25            .21          1.06(5),(6)
Oppenheimer Variable Account Funds
       Main Street Small Cap Fund/VA, Service Shares                           .75           .24            .22          1.21(7)
Putnam Variable Trust
       Putnam VT International Equity Fund - Class IB Shares                   .77           .25            .22          1.24(4)
       (previously Putnam VT International Growth Fund - Class IB Shares)


We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. With fee waivers and expense reimbursement, "Other expenses" and "Gross total annual expenses" would be 0.37% and 1.23% for Evergreen VA Blue Chip Fund - Class 2, 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2, 0.00% and 0.55% for Evergreen VA Equity Index Fund - Class 2, 0.13% and 1.25% for Evergreen VA Global Leaders Fund - Class 2, 0.27% and 1.22% for Evergreen VA Growth Fund - Class 2, 0.30% and 1.25% for Evergreen VA High Income Fund - Class 2, 0.34% and 1.25% for Evergreen VA International Growth Fund - Class 2, 0.13% and 1.25% for Evergreen VA Masters Fund - Class 2 and 0.13% and 1.25% for Evergreen VA Small Cap Value Fund - Class 2.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(6) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(7) Current 12b-1 is .25 basis points. Figure shown is actual 12b-1 for calendar year 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.19% for Main Street Small Cap Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV death benefit, Benefit Protector Plus and the GMIB - 6% Rising Floor. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                   IF YOU SURRENDER YOUR CONTRACT
                                               AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $ 1,229.58   $ 1,997.83   $ 2,778.35   $ 4,434.50
Five-year withdrawal charge schedule         1,260.33     1,986.47     2,519.97     4,686.33

QUALIFIED ANNUITY                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $ 1,203.95   $ 1,923.53   $ 2,658.94   $ 4,218.67
Five-year withdrawal charge schedule         1,234.70     1,912.64     2,402.08     4,477.01

                                                IF YOU DO NOT SURRENDER YOUR CONTRACT
                                               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                               AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $   429.58   $ 1,297.83   $ 2,178.35   $ 4,434.50
Five-year withdrawal charge schedule           460.33     1,386.47     2,319.97     4,686.33

QUALIFIED ANNUITY                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $   403.95   $ 1,223.53   $ 2,058.94   $ 4,218.67
Five-year withdrawal charge schedule           434.70     1,312.64     2,202.08     4,477.01


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                   IF YOU SURRENDER YOUR CONTRACT
                                               AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $ 1,004.08   $ 1,330.53   $ 1,682.59   $ 2,335.13
Five-year withdrawal charge schedule         1,034.83     1,323.33     1,438.08     2,649.25

QUALIFIED ANNUITY                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $   978.45   $ 1,252.76   $ 1,551.52   $ 2,066.18
Five-year withdrawal charge schedule         1,009.20     1,246.04     1,308.64     2,388.13

                                                IF YOU DO NOT SURRENDER YOUR CONTRACT
                                               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                               AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $   204.08   $   630.53   $ 1,082.59   $ 2,335.13
Five-year withdrawal charge schedule           234.83       723.33     1,238.08     2,649.25

QUALIFIED ANNUITY                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $   178.45   $   552.76   $   951.52   $ 2,066.18
Five-year withdrawal charge schedule           209.20       646.04     1,108.64     2,388.13


* In these examples, the $40 contract administrative charge is approximated as a .051% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



YEAR ENDED DEC. 31,                                           2002       2001      2000      1999    1998     1997     1996   1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   1.04         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            63         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT SBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period              $   1.09   $   1.03  $   1.00       --       --       --      --      --
Accumulation unit value at end of period                    $   1.14   $   1.09  $   1.03       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                           894      1,363       688       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%      1.60%     1.60%      --       --       --      --      --

SUBACCOUNT UCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period              $   1.06   $   1.03  $   1.00       --       --       --      --      --
Accumulation unit value at end of period                    $   1.06   $   1.06  $   1.03       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                           697        554        53       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%      1.00%     1.00%      --       --       --      --      --
Simple yield(6)                                                (0.22%)       --        --       --       --       --      --      --
Compound yield(6)                                              (0.22%)       --        --       --       --       --      --      --

SUBACCOUNT SCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period              $   1.05   $   1.03  $   1.00       --       --       --      --      --
Accumulation unit value at end of period                    $   1.04   $   1.05  $   1.03       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        12,876     11,399    11,511       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%      1.60%     1.60%      --       --       --      --      --

SUBACCOUNT UDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.78         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            26         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WDEI2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period              $   1.08   $   1.08  $   1.00       --       --       --      --      --
Accumulation unit value at end of period                    $   0.86   $   1.08  $   1.08       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            36         34         3       --       --       --      --      --
Ratio of operating expense to average net assets                1.65%      1.65%     1.65%      --       --       --      --      --

SUBACCOUNT UNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period              $   0.76   $   0.92  $   1.00       --       --       --      --      --
Accumulation unit value at end of period                    $   0.59   $   0.76  $   0.92       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            95         20        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%      1.00%     1.00%      --       --       --      --      --

SUBACCOUNT  WNDM2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period              $   0.70   $   0.86  $   1.00       --       --       --      --      --
Accumulation unit value at end of period                    $   0.54   $   0.70  $   0.86       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                           363        701       483       --       --       --      --      --
Ratio of operating expense to average net assets                1.65%      1.65%     1.65%      --       --       --      --      --

SUBACCOUNT USVA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.79         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            21         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --





             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                           2002       2001      2000      1999     1998     1997     1996   1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.79         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            --         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.65%        --        --       --       --       --      --      --

SUBACCOUNT UABA1(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.76         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                           113         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WABA8(6) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.95         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            --         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UEBC1(6) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.96         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            12         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WEBC8(6) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.95         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                             3         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UECG1(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.96         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            38         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WECG8(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.95         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                             3         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UECB1(6) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   1.04         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                           241         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WECB8(6) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   1.04         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            --         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UEEI1(6) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.97         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            34         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WEEI8(6) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.96         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            21         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --





             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                           2002       2001      2000      1999    1998     1997     1996   1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEFF1(6) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   1.00         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            10         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WEFF8(6) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   1.00         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            --         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UEGO1(6) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.92         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            12         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WEGO8(6) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.92         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            --         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UEGR1(6) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.99         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                             8         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WEGR8(6) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.98         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            --         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UEHI1(6) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   1.04         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            95         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WEHI8(6) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   1.03         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            --         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UEIG1(6) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.93         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            31         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WEIG8(6) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.93         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            --         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UEMA1(6) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.95         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                             7         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --





             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                           2002       2001      2000      1999    1998     1997     1996   1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA8(6) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.95         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            --         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UEOE1(6) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.96         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            86         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WEOE8(6) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.96         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                             3         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UESM1(6) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.95         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            75         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WESM8(6) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.95         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                             2         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UEST1(6) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   1.08         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            --         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WEST8(6) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   1.08         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            --         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UFMC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.85         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            94         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WMDC2(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period              $   1.06   $   1.00        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.94   $   1.06        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            42          8        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.65%      1.65%       --       --       --       --      --      --

SUBACCOUNT UMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.16   $   1.09  $   1.00       --       --       --      --      --
Accumulation unit value at end of period                    $   1.01   $   1.16  $   1.09       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                           753         61        21       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%      1.00%     1.00%      --       --       --      --      --

SUBACCOUNT WMSS2(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period              $   1.17   $   1.11  $   1.00       --       --       --      --      --
Accumulation unit value at end of period                    $   1.02   $   1.17  $   1.11       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                           123         41         3       --       --       --      --      --
Ratio of operating expense to average net assets                1.65%      1.65%     1.65%      --       --       --      --      --





             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                           2002       2001      2000      1999    1998     1997     1996   1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOSM1(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.79         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            33         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WOSM8(6) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.95         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            13         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.60%        --        --       --       --       --      --      --

SUBACCOUNT UIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period              $   1.00         --        --       --       --       --      --      --
Accumulation unit value at end of period                    $   0.80         --        --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                            33         --        --       --       --       --      --      --
Ratio of operating expense to average net assets                1.00%        --        --       --       --       --      --      --

SUBACCOUNT WIGR2(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period              $   0.59   $   0.75  $   1.00       --       --       --      --      --
Accumulation unit value at end of period                    $   0.47   $   0.59  $   0.75       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                           666        730       499       --       --       --      --      --
Ratio of operating expense to average net assets                1.65%      1.65%     1.65%      --       --       --      --      --


(1)  Operations commenced on May 21, 2002.


(2)  Operations commenced on Feb. 11, 2000.

(3)  Operations commenced on May 30, 2000.

(4)  Operations commenced on March 3, 2000.

(5)  Operations commenced on May 1, 2002.

(6)  Operations commenced on July 31, 2002.

(7)  Operations commenced on May 1, 2001.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and do not have any activity as of the date of the financial statements.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-  contract administrative charge,

-  variable account administrative charge,

-  applicable mortality and expense risk fee,


-  MAV death benefit fee,

-  GMIB - 6% Rising Floor fee,


-  Benefit Protector Plus fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.


ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.


ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER
UBND1 ESI                  AXP(R) Variable Portfolio -       Objective: high level of current      IDS Life Insurance Company
UBND2 UBND6                Bond Fund                         income while conserving the value     (IDS Life), adviser;
PBND1 SBND1                (effective 6-27-03                of the investment and continuing a    American Express Financial
UBND5 UBND7                AXP(R) Variable Portfolio -       high level of income for the longest  Corporation (AEFC);
UBND4 UBND8                Bond Fund will change to          time period.  Invests primarily in    subadvisor.
                           AXP(R) Variable Portfolio -       bonds and other debt obligations.
                           Diversified Bond Fund)

UCMG1 EMS                  AXP(R) Variable Portfolio - Cash  Objective: maximum current income     IDS Life, adviser; AEFC,
UCMG2 UCMG6                Management Fund                   consistent with liquidity and         subadviser.
PCMG1 SCMG1                                                  stability of principal. Invests
UCMG5 UCMG7                                                  primarily in money market
UCMG4 UCMG8                                                  securities.

UDEI1 WDEI5                AXP(R) Variable Portfolio -       Objective: high level of current      IDS Life, adviser; AEFC,
UDEI2 UDEI6                Diversified Equity Income Fund    income and, as a secondary goal,      subadviser.
PDEI1 SDEI1                                                  steady growth of capital. Invests
UDEI5 WDEI2                                                  primarily in dividend-paying common
UDEI4 UDEI8                                                  and preferred stocks.

UNDM1 EGD                  AXP(R) Variable Portfolio -       Objective: long-term growth of        IDS Life, adviser; AEFC,
UNDM2 UNDM6                NEW DIMENSIONS FUND(R)            capital. Invests primarily in         subadviser.
PNDM1 SNDM1                                                  common stocks showing potential for
UNDM5 WNDM2                                                  significant growth.
UNDM4 UNDM8

USVA1 WSVA5                AXP(R) Variable Portfolio -       Objective: long-term capital          IDS Life, adviser; AEFC,
USVA2 USVA6                Partners Small Cap Value Fund     appreciation. Non-diversified fund    subadviser;  Royce &
WSVA6 WSVA8                                                  that invests primarily in equity      Associates, LLC., Third
USVA5 WSVA2                                                  securities.                           Avenue Management LLC and
USVA4 USVA8                                                                                        National City Investment
                                                                                                   Company, subadvisers.

UABA1 WABA5                AIM V.I. Basic Value Fund,        Objective: long-term growth of        A I M Advisors, Inc.
UABA2 UABA6                Series II Shares                  capital. Invests at least 65% of
UABA3 WABA8                                                  its total assets in equity
UABA5 UABA7                                                  securities of U.S. issuers that
UABA4 UABA8                                                  have market capitalizations of
                                                             greater than $500 million and are
                                                             believed to be undervalued in
                                                             relation to long-term earning
                                                             power or other factors. The fund
                                                             may invest 25% of its assets in
                                                             foreign securities.

UEBC1 WEBC5                Evergreen VA Blue Chip Fund -     Objective: capital growth with the    Evergreen Investment
UEBC2 UEBC6                Class 2                           potential for income. The Fund        Management Company, LLC
UEBC3 WEBC8                                                  seeks to achieve its goal by
UEBC5 UEBC7                                                  investing at least 80% of its
UEBC4 UEBC8                                                  assets in common stocks of well
                                                             established, large U.S. companies
                                                             representing a broad range of
                                                             industries.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER
UECG1 WECG5                Evergreen VA Capital Growth       Objective: long-term capital          Evergreen Investment
UECG2 UECG6                Fund - Class 2                    growth. The Fund seeks to achieve     Management Company, LLC;
UECG3 WECG8                                                  its goal by investing primarily in    Pilgrim Baxter &
UECG5 UECG7                                                  common stocks of large  U.S.          Associates, Ltd, is the
UECG4 UECG8                                                  companies, which the portfolio        sub-investment adviser.
                                                             managers believe have the potential
                                                             for capital growth over the
                                                             intermediate- and long-term.

UECB1 WECB5                Evergreen VA Core Bond Fund -     Objective: The Fund seeks to          Evergreen Investment
UECB2 UECB6                Class 2                           maximize total return through a       Management Company, LLC
UECB3 WECB8                                                  combination of current income and
UECB5 UECB7                                                  capital growth. The Fund invests
UECB4 UECB8                                                  primarily in U.S. dollar denominated
                                                             investment grade debt securities
                                                             issued or guaranteed by the
                                                             U.S. Treasury or by an agency or
                                                             instrumentality of the U.S.
                                                             Government, corporate bonds,
                                                             mortgage-backed securities,
                                                             asset-backed securities, and
                                                             other income producing securities.

UEEI1 WEEI5                Evergreen VA Equity Index         Objective: achieve price and yield    Evergreen Investment
UEEI2 UEEI6                Fund - Class 2                    performance similar to the S&P 500    Management Company, LLC
UEEI3 WEEI8                                                  Index. The Fund seeks to achieve
UEEI5 UEEI7                                                  its goal by investing substantially
UEEI4 UEEI8                                                  all of its assets in equity
                                                             securities that represent a
                                                             composite of the S&P 500(R) Index.

UEFF1 WEFF5                Evergreen VA Foundation           Objective: capital growth and         Evergreen Investment
UEFF2 UEFF6                Fund - Class 2                    current income. The Fund seeks to     Management Company, LLC
UEFF3 WEFF8                                                  achieve its goal by investing in a
UEFF5 UEFF7                                                  combination of equity and debt
UEFF4 UEFF8                                                  securities. Under normal conditions,
                                                             the Fund will invest at least 25% of
                                                             its assets in debt securities and the
                                                             remainder in equity securities.

UEGO1 WEGO5                Evergreen VA Global Leaders       Objective: long-term capital          Evergreen Investment
UEGO2 UEGO6                Fund - Class 2                    growth. Invests primarily in a        Management Company, LLC
UEGO3 WEGO8                                                  diversified portfolio of equity
UEGO5 UEGO7                                                  securities of companies located in
UEGO4 UEGO8                                                  the world's major industrialized
                                                             countries. The Fund will make
                                                             investments in no less than three
                                                             countries, which may include the
                                                             U.S., but may invest more than 25%
                                                             of its assets in one country.

UEGR1 WEGR5                Evergreen VA Growth Fund -        Objective: long-term capital          Evergreen Investment
UEGR2 UEGR6                Class 2                           growth. The Fund seeks to achieve     Management Company, LLC
UEGR3 WEGR8                                                  its goal by investing at least 75%
UEGR5 UEGR7                                                  of its assets in common stocks of
UEGR4 UEGR8                                                  small- and medium-sized companies
                                                             whose market capitalizations at
                                                             time of purchase falls within the
                                                             range of those tracked by the
                                                             Russell 2000(R) Growth Index.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER
UEHI1 WEHI5                Evergreen VA High Income Fund -   Objective: high level of current      Evergreen Investment
UEHI2 UEHI6                Class 2                           income, with capital growth as        Management Company, LLC
UEHI3 WEHI8                                                  secondary objective. The Fund seeks
UEHI5 UEHI7                                                  to achieve its goal by investing
UEHI4 UEHI8                                                  primarily in both  low-rated and
                                                             high-rated fixed-income securities,
                                                             including debt securities,
                                                             convertible securities, and
                                                             preferred stocks that are consistent
                                                             with its primary investment
                                                             objective of high current income.

UEIG1 WEIG5                Evergreen VA International        Objective: long-term capital          Evergreen Investment
UEIG2 UEIG6                Growth Fund - Class 2             growth, with modest income as a       Management Company, LLC
UEIG3 WEIG8                                                  secondary objective. The Fund seeks
UEIG5 UEIG7                                                  to achieve its goal by investing
UEIG4 UEIG8                                                  primarily in equity securities
                                                             issued by established, quality
                                                             non-U.S. companies located in
                                                             countries with developed markets
                                                             and may purchase securities across
                                                             all market capitalizations. The
                                                             Fund may also invest in emerging
                                                             markets.

UEMA1 WEMA5                Evergreen VA Masters Fund -       Objective: long-term capital          Evergreen Investment
UEMA2 UEMA6                Class 2                           growth. The portfolio's assets are    Management Company, LLC,
UEMA3 WEMA8                                                  invested on an approximately equal    investment adviser; MFS
UEMA5 UEMA7                                                  basis among the following four        Institutional Advisors,
UEMA4 UEMA8                                                  styles, each implemented by a         Inc., OppenheimerFunds,
                                                             different sub-investment adviser:     Inc. and  Marsico Capital
                                                             1) equity securities of U.S. and      Management, LLC
                                                             foreign companies that are            sub-investment advisers.
                                                             temporarily undervalued; 2) equity
                                                             securities expected to show growth
                                                             above that of the overall economy
                                                             and inflation; 3) blended growth
                                                             and value-oriented strategy
                                                             focusing on foreign and domestic
                                                             large-cap equity securities; and 4)
                                                             growth oriented strategy focusing
                                                             on large-cap equity securities of
                                                             U.S. and foreign issuers.

UEOE1 WEOE5                Evergreen VA Omega Fund -         Objective: long-term capital growth.  Evergreen Investment
UEOE2 UEOE6                Class 2                           Invests primarily in common stocks    Management Company, LLC
UEOE3 WEOE8                                                  and securities convertible into
UEOE5 UEOE7                                                  common stocks of U.S. companies
UEOE4 UEOE8                                                  across all market capitalizations.

UESM1 WESM5                Evergreen VA Small Cap Value      Objective: capital growth in the      Evergreen Investment
UESM2 UESM6                Fund - Class 2                    value of its shares. The Fund seeks   Management Company, LLC
UESM3 WESM8                                                  to achieve its goal by investing at
UESM5 UESM7                                                  least 80% of its assets in common
UESM4 UESM8                                                  stocks of small U.S. companies
                                                             whose market capitalizations at
                                                             the time of purchase fall within the
                                                             range tracked by the Russell 2000(R)
                                                             Index.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES    INVESTMENT ADVISER
UEST1 WEST5                Evergreen VA Strategic Income     Objective: high current income from   Evergreen Investment
UEST2 UEST6                Fund - Class 2                    interest on debt securities with a    Management Company, LLC
UEST3 WEST8                                                  secondary objective of potential
UEST5 UEST7                                                  for growth of capital in selecting
UEST4 UEST8                                                  securities. The Fund seeks to
                                                             achieve its goal by investing
                                                             primarily in domestic high-yield,
                                                             high-risk "junk" bonds and other
                                                             debt securities (which may be
                                                             denominated in U.S. dollars or in
                                                             non-U.S. currencies) of foreign
                                                             governments and foreign
                                                             corporations.

UFMC1 WMDC5                Fidelity(R) VIP Mid Cap Portfolio Objective: seeks long-term growth     Fidelity Management &
UFMC2 UFMC6                Service Class 2                   of capital. Normally invests at       Research Company (FMR),
WMDC6 WMDC8                                                  least 80% of assets in securities     investment manager; FMR
UFMC5 WMDC2                                                  of foreign and domestic companies     U.K., FMR Far East,
UFMC4 UFMC8                                                  with medium market capitalization     sub-investment advisers.
                                                             common stocks. Invests in growth or
                                                             value common common stocks. May
                                                             invest in companies with smaller or
                                                             larger market capitalizations.

UMSS1 EMU                  FTVIPT Mutual Shares Securities   Objective: seeks capital              Franklin Mutual Advisers,
UMSS2 UMSS6                Fund - Class 2                    appreciation, with income as a        LLC
PMSS1 SMSS1                                                  secondary goal. The Fund normally
UMSS5 WMSS2                                                  invests mainly in U.S. equity
UMSS4 UMSS8                                                  securities that the Fund's manager
                                                             believes are available at market
                                                             prices less than their intrinsic
                                                             value on certain recognized or
                                                             objective criteria, including
                                                             undervalued stocks, restructuring
                                                             companies and distressed companies.

UOSM1 WOSM5                Oppenheimer Main Street Small     Objective: seeks capital              OppenheimerFunds, Inc.
UOSM2 UOSM6                Cap Fund/VA, Service Shares       appreciation. Invests mainly in
UOSM3 WOSM8                                                  common stocks of small-capitalization
UOSM5 UOSM7                                                  U.S., primarily equity securities,
UOSM4 UOSM8                                                  companies that the fund's investment
                                                             manager believes have favorable
                                                             business trends or prospects.

UIGR1 EPL                  Putnam VT International Equity    Objective: capital appreciation.      Putnam Investment
UIGR2 UIGR6                Fund - Class IB Shares            The fund pursues its goal by          Management, LLC
PIGR1 WIGR8                (previously Putnam VT             investing mainly in common stocks
UIGR5 WIGR2                International Growth Fund -       of companies outside the United
UIGR4 UIGR8                Class IB Shares)                  States.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

GUARANTEE PERIOD ACCOUNTS (GPAs)


The GPAs are not available for contracts issued in Maryland or Pennsylvania and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania or any state that doesn't allow investment in the GPAs.


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                         IF YOUR GPA RATE IS:                       THE MVA IS:

                  Less than the new GPA rate + 0.10%                 Negative

                  Equal to the new GPA rate + 0.10%                  Zero

                  Greater than the new GPA rate + 0.10%              Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(     1 + i    )(TO THE POWER OF n/12) - 1] = MVA
                                ------------
                                1 + j + .001

   Where  i = rate earned in the GPA from which amounts are being transferred or withdrawn.

          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

          n = number of months remaining in the current Guarantee Period
              (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(      1.045     )(TO THE POWER OF 84/12) - 1] = -$39.28
               --------------
               1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(      1.045     )(TO THE POWER OF 84/12) - 1] = $27.21
               --------------
               1 + .04 + .001

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%, assuming you elected the 7-year withdrawal charge schedule. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);

-   how you want to make purchase payments;


-   the optional MAV death benefit(2);

-   the optional EDB(2);

-   the optional GMIB - MAV rider(3);

-   the optional GMIB - 6% Rising Floor rider(3);


-   the optional PCR(3);

-   the optional Benefit Protector Death Benefit(4);

-   the optional Benefit Protector Plus Death Benefit(4);

-   the length of the withdrawal charge schedule (5 or 7 years)(5); and

-   a beneficiary.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


(5) The five-year withdrawal charge schedule may not be available in all states.


The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

-   no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:

-   on or after the date the annuitant reaches age 59 1/2;

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS

   If paying by SIP:
      $50 initial payment.
      $50 for additional payments.

   If paying by any other method:
      $5,000 initial payment for contracts issued in South Carolina, Texas and
        Washington.
      $2,000 initial payment for contracts issued in all other states.
      $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):

      $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS


1 BY LETTER


Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SIP


Contact your sales representative to complete the necessary SIP paperwork.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first five or seven years, depending on the withdrawal charge schedule you select. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on whether the contract is a qualified annuity or a nonqualified annuity, the withdrawal charge schedule and the death benefit that applies to your contract.


SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:                      QUALIFIED ANNUITIES     NONQUALIFIED ANNUITIES
ROP death benefit                                                  0.85%                      1.10%
MAV death benefit(1)                                               0.95                       1.20
EDB(1)                                                             1.15                       1.40

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:

ROP death benefit                                                  1.15                       1.40
MAV death benefit(1)                                               1.25                       1.50
EDB(1)                                                             1.45                       1.70


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector and Benefit Protector Plus. May not be available in all states.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge an annual fee for this optional feature only if you select it(2). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.55% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.75% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin and the GMIB terminates.


We calculate the fee as follows:


             GMIB - MAV                                  0.55% X (CV + ST - FAV)

             GMIB - 6% RISING FLOOR                      0.75% X (CV + ST - FAV)


      CV  =  contract value on the contract anniversary


      ST = transfers from the subaccounts to the GPAs or the one-year fixed account made during the six months before the contract anniversary.


      FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.


(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $50,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2003 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2004 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.


-   The GMIB fee for:


           GMIB - MAV is 0.55%; and

           GMIB - 6% RISING FLOOR is 0.75%.


We calculate the charges as follows:

    Contract value on the contract anniversary:                                         $73,250
    plus transfers from the subaccounts to the one-year fixed account in the
    six months before the contract anniversary:                                         +15,000
    minus the value of the one-year fixed account on the contract anniversary:          -15,250
                                                                                        -------
                                                                                        $73,000

The fee charged to you for:


    GMIB - MAV                  (0.55% X $73,000) =                                     $401.50

    GMIB - 6% RISING FLOOR      (0.75% X $73,000) =                                     $547.50



PERFORMANCE CREDIT RIDER (PCR) FEE


We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. These riders may not be available in all states.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal, depending on the withdrawal charge schedule you select. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

    NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

    NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

                 ACV
      PPW  =  ---------   X  PPNPW
              (CV - CE)

    If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge.


We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:


                                                  WITHDRAWAL CHARGE SCHEDULE
                        SEVEN-YEAR SCHEDULE                                            FIVE-YEAR SCHEDULE(1)
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


(1) The five-year withdrawal charge schedule may not be available in all states.





             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE: Assume you requested a withdrawal of $1,000 and $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:


         AMOUNT REQUESTED          OR      $1,000 = $1,075.27
   ----------------------------            ------
     1.00 - WITHDRAWAL CHARGE                .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a SEVEN-YEAR withdrawal charge schedule with this history:


- The contract date is Jan. 1, 2003 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and


-   We received these payments


    -- $10,000 Jan. 1, 2003;

    -- $8,000 Feb. 28, 2010;

    -- $6,000 Feb. 20, 2011; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

-   The prior anniversary Jan. 1, 2012 contract value was $38,488.



WITHDRAWAL CHARGE     EXPLANATION
     $    0           $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0           $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
          0           $10,000 Jan. 1, 2003 purchase payment was received seven or more years before withdrawal and is withdrawn without withdrawal charge; and
        560           $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a
                      7% withdrawal charge; and
        420           $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt withdrawn with a 7% withdrawal charge.
     ------
     $  980


Under the same scenario, the withdrawal charge on a contract with a FIVE-YEAR withdrawal charge schedule would be calculated:


WITHDRAWAL CHARGE     EXPLANATION
     $    0           $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0           $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
          0           $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and
        320           $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a
                      4% withdrawal charge; and
        360           $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt withdrawn with a 6% withdrawal charge.
     ------
     $  680





             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-  amounts we refund to you during the free look period;* and

-  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(1);

-  plus any purchase payment credits allocated to the fixed accounts;

-  plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge;

-  minus any prorated portion of the GMIB - MAV (if applicable);

-  minus any prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

-  minus any prorated portion of the PCR fee (if applicable);

-  minus any prorated portion of the Benefit Protector fee (if applicable); and

-  minus any prorated portion of the Benefit Protector Plus fee (if applicable).

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.




             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB - MAV or GMIB - 6% Rising Floor fee, or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any purchase payment credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges;

-  a prorated portion of the contract administrative charge;

-  a prorated portion of the GMIB - MAV fee (if applicable);

-  a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

-  a prorated portion of the PCR fee (if applicable);

-  a prorated portion of the Benefit Protector fee (if applicable); and/or

-  a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
By investing an equal number                                      AMOUNT               ACCUMULATION               OF UNITS
of dollars each month...                   MONTH                 INVESTED               UNIT VALUE                PURCHASED
                                            Jan                   $ 100                   $ 20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low...  ------>    Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.            ------>    Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.


You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, one-year fixed account and/or the subaccounts you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or one-year fixed account as part of your Special DCA transfers. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-  Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals: Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually


3 BY PHONE


Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge"), MAV death benefit charges (see "Charges -- Maximum Anniversary Death Benefit") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.


BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:


-  Return of Purchase Payments death benefit (ROP);

-  Maximum Anniversary Value death benefit (MAV); and

-  Enhanced Death Benefit (EDB).

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a Guaranteed Minimum Income Benefit, you must elect either the MAV death benefit or the EDB. Once you select a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT


The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1. contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

   ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT = PW X DB
                                                                   -------
                                                                      CV

     PW = the partial withdrawal including any applicable MVA or withdrawal charge.

     DB = the death benefit on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE


-  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

-  On Jan. 1, 2004 you make an additional purchase payment of $5,000.

- On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-  On March 1, 2005 the contract value grows to $23,000.

   We calculate the ROP death benefit on March 1, 2005 as follows:


     Contract value at death:                                                    $ 23,000.00
                                                                                 ===========
     Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                                 $ 25,000.00
        minus adjusted partial withdrawals calculated as:
        1,500 X 25,000  =                                                          -1,704.55
        --------------                                                           -----------
            22,000

        for a death benefit of:                                                  $ 23,295.45
                                                                                 ===========
     ROP death benefit, calculated as the greatest of these two values:          $ 23,295.45

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.


If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit, you may not cancel it. If you choose to add a Guaranteed Minimum Income Benefit rider to your contract, you must elect either the MAV death benefit or the Enhanced Death Benefit.


The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1. contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): MAV is a value we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


EXAMPLE


-  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the MAV death benefit on March 1, 2004 as follows:



     Contract value at death:                                                    $ 20,500.00
                                                                                 ===========
     Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                                 $ 20,000.00
        minus the death benefit adjusted partial withdrawals, calculated as:
        $1,500 X $20,000  =                                                        -1,363.64
        ----------------                                                         -----------
            $22,000

        for a death benefit of:                                                  $ 18,636.36
                                                                                 ===========
     The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
        Greatest of your contract anniversary contract values:                   $ 24,000.00
        plus purchase payments made since that anniversary:                            +0.00
        minus the death benefit adjusted partial withdrawals, calculated as:
        $1,500 X $24,000  =                                                        -1,636.36
        ----------------                                                         -----------
            $22,000

     for a MAV death benefit of:                                                 $ 22,363.64
                                                                                 ===========
   The MAV death benefit, calculated as the greatest of these
   three values, which is the MAV:                                               $ 22,363.64


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT


The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with EDB. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time of purchase. If you choose to add a Guaranteed Minimum Income Benefit to your contract, you must elect either the MAV death benefit or the EDB.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:

1. contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 5%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = PWT X VAF
                                                               ---------
                                                                  SV

     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

      SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE


- You purchase the contract with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

   The death benefit on March 1, 2004 is calculated as follows:


     Contract value at death:                                                    $ 22,800.00
                                                                                 ===========
     Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                                 $ 25,000.00
        minus adjusted partial withdrawals, calculated as:
        $1,500 X $25,000  =                                                        -1,543.21
        ----------------                                                         -----------
            $24,300

        for a return of purchase payment death benefit of:                       $ 23,456.79
                                                                                 ===========

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
        The MAV on the immediately preceding anniversary:                        $ 25,000.00
        plus purchase payments made since that anniversary:                            +0.00
        minus adjusted partial withdrawals made since that
        anniversary, calculated as:
        $1,500 X $25,000  =                                                        -1,543.21
        ----------------                                                         -----------
            $24,300

        for a MAV death benefit of:                                              $ 23,456.79
                                                                                 ===========
     The 5% rising floor:
        The variable account floor on Jan. 1, 2003,
        calculated as: 1.05 X $20,000 =                                          $ 21,000.00
        plus amounts allocated to the subaccounts since that anniversary:              +0.00
        minus the 5% rising floor adjusted partial withdrawal
        from the subaccounts, calculated as:
        $1,500 X $21,000  =                                                      $ -1,657.89
        ----------------                                                         -----------
            $19,000

        variable account floor benefit:                                          $ 19,342.11
        plus the one-year fixed account value:                                     +5,300.00
        5% rising floor (value of the GPAs, one-year fixed account
        and the variable account floor):                                         $ 24,642.11
                                                                                 ===========
     EDB, calculated as the greatest of these
     three values, which is the 5% rising floor:                                 $ 24,642.11


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

   - the beneficiary asks us in writing within 60 days after we receive proof of death; and

   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2003 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:


   MAV death benefit (contract value):                                          $ 110,000
   plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
      previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                               +4,000
                                                                                ---------
   Total death benefit of:                                                      $ 114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


   MAV death benefit (MAV):                                                     $ 110,000
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 X ($110,000 - $100,000) =                                               +4,000
                                                                                ---------
   Total death benefit of:                                                      $ 114,000


- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


   MAV death benefit (MAV adjusted for partial withdrawals):                    $  57,619
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 x ($57,619 - $55,000) =                                                 +1,048
                                                                                ---------
   Total death benefit of:                                                      $  58,667


- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2005 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:


   MAV death benefit (contract value):                                          $ 200,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                        +55,000
                                                                                ---------
   Total death benefit of:                                                      $ 255,000


- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:


   MAV death benefit (contract value less any purchase payment credits
   added in the last 12 months):                                                $ 249,500
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                        +55,000
                                                                                ---------
   Total death benefit of:                                                      $ 304,500

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:


   MAV death benefit (contract value):                                          $ 250,000
   plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)
      0.40 X ($250,000 - $105,000) =                                              +58,000
                                                                                ---------
   Total death benefit of:                                                      $ 308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plus is not available with EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                   0%
Three and Four                            10%                                                3.75%
Five or more                              20%                                                 7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-  the applicable death benefit PLUS

                              IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD ...       OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
One                           Zero                                              Zero
Two                           40% X earnings at death (see above)               15% X earnings at death
Three and Four                40% X (earnings at death + 25% of initial         15% X (earnings at death + 25% of initial
                              purchase payment*)                                purchase payment*)
Five or more                  40% X (earnings at death + 50% of initial         15% X (earnings at death + 50% of initial
                              purchase payment*)                                purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2002 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:


      MAV death benefit (contract value):                                                       $ 110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (MAV rider minus payments not previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                                               +4,000
                                                                                                ---------
   Total death benefit of:                                                                      $ 114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


      MAV death benefit (MAV):                                                                  $ 110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 X ($110,000 - $100,000) =                                                               +4,000
      plus 10% of purchase payments made within 60 days of contract
      issue and not previously withdrawn: 0.10 X $100,000 =                                       +10,000
                                                                                                ---------
   Total death benefit of:                                                                      $ 124,000


- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


      MAV death benefit (MAV adjusted for partial withdrawals):                                 $  57,619
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 X ($57,619 - $55,000) =                                                                 +1,048
      plus 10% of purchase payments made within 60 days of contract
      issue and not previously withdrawn: 0.10 X $55,000 =                                         +5,500
                                                                                                ---------
   Total death benefit of:                                                                      $  64,167


- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:


      MAV death benefit (contract value):                                                       $ 200,000
      plus the Benefit Protector Plus benefit which equals
      40% of earnings at death, up to a maximum of 100%
      of purchase payments not previously withdrawn
      that are one or more years old                                                              +55,000
      plus 20% of purchase payments made within 60 days of
      contract issue and not previously withdrawn: 0.20 X $55,000 =                               +11,000
                                                                                                ---------
   Total death benefit of:                                                                      $ 266,000

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:


      MAV death benefit (contract value less any purchase payment credits
      added in the last 12 months):                                                             $ 249,500
      plus the Benefit Protector Plus benefit which equals
      40% of earnings at death, up to a maximum of
      100% of purchase payments not previously withdrawn
      that are one or more years old                                                              +55,000
      plus 20% of purchase payments made within 60 days of
      contract issue and not previously withdrawn: 0.20 X $55,000 =                               +11,000
                                                                                                ---------
   Total death benefit of:                                                                      $ 315,500


- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:


      MAV death benefit (contract value):                                                       $ 250,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (MAV rider minus payments not previously withdrawn):
      0.40 X ($250,000 - $105,000) =                                                              +58,000
      plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 X $55,000 =                                              +11,000
                                                                                                ---------
   Total death benefit of:                                                                      $ 319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

There are two GMIB rider options available under your contract(1). Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:

-  you must hold the GMIB for 7 years,

- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary, and

-  there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.


The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the EDB at the time you purchase your contract. You cannot add the PCR to your contract if you select a GMIB. The effective date of the GMIB rider will be the contract issue date.


In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.




             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

INVESTMENT SELECTION: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.

YOU MAY SELECT ONE OF THE FOLLOWING GMIB RIDER OPTIONS:

-  GMIB - Maximum Anniversary Value (MAV); or

-  GMIB - 6% Rising Floor.

GMIB - MAV

GMIB BENEFIT BASE:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAV is a value we calculate on the first contract anniversary as the highest of:
(a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

   PMT X CVG
   ---------
      ECV

      PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

      CVG = current contract value at the time you exercise the GMIB - MAV.

      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

EXERCISING THE GMIB - MAV:

- you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity - no refund

   -- Plan B - Life Annuity with ten years certain

   -- Plan D - Joint and last survivor life annuity - no refund

-  You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

   P(SUB t-1) (1 + i) =  P(SUB t)
   -----------------
          1.05

       P(SUB t-1) = prior annuity payout

       P(SUB t)   = current annuity payout

       i          = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - MAV:

- You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

- You may terminate the GMIB - MAV any time after the seventh rider anniversary.

-  The GMIB - MAV will terminate on the date:

   -- you make a full withdrawal from the contract;

   -- a death benefit is payable; or

   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.


-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                        GMIB
ANNIVERSARY                   CONTRACT VALUE      PURCHASE PAYMENTS         MAV             BENEFIT BASE
  1                             $  107,000           $   101,000        $ 107,000
  2                                125,000               101,000          125,000
  3                                132,000               101,000          132,000
  4                                150,000               101,000          150,000
  5                                 85,000               101,000          150,000
  6                                120,000               101,000          150,000
  7                                138,000               101,000          150,000            $  150,000
  8                                152,000               101,000          152,000               152,000
  9                                139,000               101,000          152,000               152,000
 10                                126,000               101,000          152,000               152,000
 11                                138,000               101,000          152,000               152,000
 12                                147,000               101,000          152,000               152,000
 13                                163,000               101,000          163,000               163,000
 14                                159,000               101,000          163,000               163,000
 15                                215,000               101,000          215,000               215,000

NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                      MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                           PLAN A -            PLAN B -           PLAN D - JOINT AND
ANNIVERSARY                           GMIB                      LIFE ANNUITY --   LIFE ANNUITY WITH       LAST SURVIVOR LIFE
AT EXERCISE                       BENEFIT BASE                    NO REFUND       TEN YEARS CERTAIN      ANNUITY -- NO REFUND
 10                           $ 152,000 (MAV)                    $   785.84          $   766.08              $  627.76
 15                             215,000 (Contract Value = MAV)     1,272.80            1,212.60                 984.70


The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                           PLAN A -            PLAN B -           PLAN D - JOINT AND
ANNIVERSARY                                                     LIFE ANNUITY --   LIFE ANNUITY WITH       LAST SURVIVOR LIFE
AT EXERCISE                    CONTRACT VALUE                     NO REFUND       TEN YEARS CERTAIN      ANNUITY -- NO REFUND
 10                              $ 126,000                       $   651.42          $   635.04               $  520.38
 15                                215,000                         1,272.80            1,212.60                  984.70


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

GMIB - 6% RISING FLOOR

GMIB BENEFIT BASE:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the 6% variable account rising floor.


6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


-  the initial purchase payments allocated to the subaccounts increased by 6%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

-  subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

   PMT X CVG
   ---------
      ECV

    PMT = each purchase payment and purchase payment credit make in the five years before you exercise the GMIB.

    CVG = current contract value at the time you exercise the GMIB.

    ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

   PMT X (1.06)(TO THE POWER OF CY)

    CY = the full number of contract years the payment has been in the contract.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXERCISING THE GMIB - 6% RISING FLOOR:

- you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity - no refund

   -- Plan B - Life Annuity with ten years certain

   -- Plan D - Joint and last survivor life annuity - no refund

-  You may change the annuitant for the payouts.

When you exercise your GMIB - 6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

   P(SUB t-1) (1 + i) =  P(SUB t)
   -----------------
         1.05

       P(SUB t-1) = prior annuity payout

       P(SUB t)   = current annuity payout

       i          = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - 6% RISING FLOOR:

- You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

- You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

-  The GMIB - 6% Rising Floor will terminate on the date:

   -- you make a full withdrawal from the contract;

   -- a death benefit is payable; or

   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all of your purchase payment to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:



CONTRACT                                                                                        GMIB
ANNIVERSARY                   CONTRACT VALUE      PURCHASE PAYMENTS    6% RISING FLOOR      BENEFIT BASE
  1                             $  107,000           $   100,000         $  106,000
  2                                125,000               100,000            112,360
  3                                132,000               100,000            119,102
  4                                150,000               100,000            126,248
  5                                 85,000               100,000            133,823
  6                                120,000               100,000            141,852
  7                                138,000               100,000            150,363          $  150,363
  8                                152,000               100,000            159,388             159,388
  9                                139,000               100,000            168,948             168,948
 10                                126,000               100,000            179,085             179,085
 11                                138,000               100,000            189,830             189,830
 12                                147,000               100,000            201,220             201,220
 13                                215,000               100,000            213,293             215,000
 14                                234,000               100,000            226,090             234,000
 15                                240,000               100,000            239,655             240,000



NOTE: The 6% Rising Floor value is limited at age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB - 6% Rising Floor.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:



                                                                                      MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                           PLAN A -            PLAN B -           PLAN D - JOINT AND
ANNIVERSARY                           GMIB                      LIFE ANNUIT --   LIFE ANNUITY WITH        LAST SURVIVOR LIFE
AT EXERCISE                       BENEFIT BASE                    NO REFUND       TEN YEARS CERTAIN      ANNUITY -- NO REFUND
 10                           $ 179,085 (6% Rising Floor)         $   875.73         $   852.44               $   693.06
 15                             240,000 (Contract Value)            1,351.20           1,291.20                 1,036.80



The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:



                                                                                      MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                           PLAN A -            PLAN B -           PLAN D - JOINT AND
ANNIVERSARY                        GMIB                         LIFE ANNUITY --   LIFE ANNUITY WITH       LAST SURVIVOR LIFE
AT EXERCISE                    BENEFIT BASE                       NO REFUND       TEN YEARS CERTAIN      ANNUITY -- NO REFUND
 10                             $ 126,000                       $   651.42           $   635.04              $   520.38
 15                               240,000                         1,420.80             1,353.60                1,099.20



In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - 6% Rising Floor payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  PW X TV
                                                 -------
                                                    CV

      PW = the partial withdrawal including any applicable withdrawal charge or
           MVA.
      TV = the target value on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

OPTION A) You may choose to accept a PCR credit to your contract equal to:

   5% X (PP - PCRPW - PP5)

          PP = total purchase payments and purchase payment credits.

       PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

         PP5 = purchase payments and purchase payment credits made in the prior five years.

               We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

OPTION B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.

- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

-  The PCR will terminate on the date:

   -- you make a full withdrawal from the contract,

   -- that a death benefit is payable, or

   -- you choose to begin taking annuity payouts.

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to the contract


-  There are no additional purchase payments and no partial withdrawals


-  On Jan. 1, 2013, the contract value is $200,000

- We determine the target value on Jan. 1, 2013 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 X (1.072)(TO THE POWER OF 10) = $101,000 X 2.00423 = $202,427.

   Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

   5% X (PP - TVPW - PP5) = 1.05 X ($101,000 - 0 - 0) = $5,050.

   After application of the PCR credit, your total contract value on Jan. 1, 2013 would be $205,050.

- On Feb. 1, 2013, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2013 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

- If on Feb. 1, 2013, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2013 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2023.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract.

The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.91% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM QUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.





             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, THE EDB, BENEFIT PROTECTOR OR BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is a minimum distribution required under the Code;

-  the payout is made on account of an eligible hardship; or

-  the payout is a corrected distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  make additional subaccounts investing in additional funds;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.


American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                                         2002         2001         2000        1999         1998
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          $    292,067  $   271,718  $   299,759  $   322,746  $   340,219
Net gain (loss) on investments                                            3      (89,920)         469        6,565       (4,788)
Other                                                                18,906       16,245       12,248        8,338        7,662
TOTAL REVENUES                                                 $    310,976  $   198,043  $   312,476  $   337,649  $   343,093
(LOSS) INCOME BEFORE INCOME TAXES                              $    (52,177) $   (63,936) $    38,452  $    50,662  $    36,421
NET (LOSS) INCOME                                              $    (33,690) $   (41,728) $    24,365  $    33,987  $    22,026
TOTAL ASSETS                                                   $  8,026,730  $ 5,275,681  $ 4,652,221  $ 4,603,343  $ 4,885,621
-------------------------------------------------------------------------------------------------------------------------------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS


2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8% to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39% to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19% to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10% decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90% of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63% of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5% of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 16
Rating Agencies                                                            p. 17
Principal Underwriter                                                      p. 17
Independent Auditors                                                       p. 17
Condensed Financial Information (Unaudited)                                p. 18
Financial Statements


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

APPENDIX: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL


STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

   RPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X RP
                                        -------
                                           CV

      PW   =  the partial withdrawal including any applicable withdrawal charge or MVA.

      CV   =  the contract value on the date of (but prior to) the partial withdrawal.

      RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

   EPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X EPA  X  EPA
                                        --------     ---
                                           CV        RPA

       PW = the partial withdrawal including any applicable withdrawal charge or MVA.

       CV = the contract value on the date of (but prior to) the partial withdrawal.

      EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

      RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.


- On Jan. 1, 2003 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2009 you make an additional purchase payment in the amount of $100,000.


-  Contract values before any partial withdrawals are shown below.


-  On Jan. 1, 2006 you make a partial withdrawal in the amount of $10,000.

-  On Jan. 1, 2011 you make another partial withdrawal in the amount of $10,000.


NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                                                 TOTAL PURCHASE PAYMENTS                            CONTRACT VALUE
Jan. 1, 2003                                                $  100,000                                   $  100,000
Jan. 1, 2004                                                   100,000                                      110,000
Jan. 1, 2005                                                   100,000                                      115,000
Jan. 1, 2006                                                   100,000                                      120,000
Jan. 1, 2007                                                   100,000                                      115,000
Jan. 1, 2008                                                   100,000                                      120,000
Jan. 1, 2009                                                   200,000                                      225,000
Jan. 1, 2010                                                   200,000                                      230,000
Jan. 1, 2011                                                   200,000                                      235,000
Jan. 1, 2012                                                   200,000                                      230,000
Jan. 1, 2013                                                   200,000                                      235,000


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on Jan. 1, 2006:
      RPA before the partial withdrawal =                                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal                      $10,000 X $100,000 = $8,333
      minus the RPA adjusted partial withdrawals for all previous                       ------------------
      partial withdrawals = $100,000 - 0 = $100,000                                          $120,000

For the second partial withdrawal on Jan. 1, 2011:
      RPA before the partial withdrawal =                                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal                      $10,000 X $191,667 = $8,156
      minus the RPA adjusted partial withdrawals for all previous                       ------------------
      partial withdrawals = $200,000 - $8,333 = $191,667                                     $235,000


STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:


For the first partial withdrawal on Jan. 1, 2006:
      EPA before the partial withdrawal =                                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal                      $10,000 X $100,000 X $100,000 = $8,156
      AND the five-year exclusion period minus the EPA adjusted                         ------------------   --------
      partial withdrawals for all previous partial                                           $120,000        $100,000
      withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:
      EPA before the partial withdrawal =                                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal                      $10,000 X $91,844 X  $91,844   = $1,873
      AND the five-year exclusion period minus the EPA                                  -----------------   ----------
      adjusted partial withdrawals for all previous partial                                  $235,000        $191,667
      withdrawals = $100,000 - $8,156 = $91,844


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                   OSCAR #564631
                                                                  --------------
                                                                  45276 D (5/03)

PROSPECTUS

MAY 1, 2003


EVERGREEN

NEW SOLUTIONS VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)


           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:


-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds, Series II Shares

- AllianceBernstein Variable Products Series Fund, Inc. (Class B) (previously Alliance Variable Products Series Fund (Class B))

-    Evergreen Variable Annuity Trust Class 2

-    Fidelity(R) Variable Insurance Products - Service Class 2


-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2


-    MFS(R) Variable Insurance TrustSM - Service Class

-    Oppenheimer Variable Account Funds - Service Shares

-    Putnam Variable Trust - Class IB Shares

-    Van Kampen Life Investment Trust - Class II Shares

-    The Universal Institutional Funds, Inc. - Class I Shares

Please read the prospectuses carefully and keep them for future reference.


The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   12
FINANCIAL STATEMENTS                                                          22
PERFORMANCE INFORMATION                                                       22
THE VARIABLE ACCOUNT AND THE FUNDS                                            23
GUARANTEE PERIOD ACCOUNTS (GPAs)                                              31
THE ONE-YEAR FIXED ACCOUNT                                                    34
BUYING YOUR CONTRACT                                                          34
CHARGES                                                                       36
VALUING YOUR INVESTMENT                                                       41
MAKING THE MOST OF YOUR CONTRACT                                              43
WITHDRAWALS                                                                   47
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                          47
CHANGING OWNERSHIP                                                            47
BENEFITS IN CASE OF DEATH                                                     48
OPTIONAL BENEFITS                                                             52
THE ANNUITY PAYOUT PERIOD                                                     64
TAXES                                                                         66
VOTING RIGHTS                                                                 68
SUBSTITUTION OF INVESTMENTS                                                   68
ABOUT THE SERVICE PROVIDERS                                                   69
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                         70
ADDITIONAL INFORMATION                                                        75
EXPERTS                                                                       75
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION              76
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  90
APPENDIX: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL                91


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "AEL" refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs)(1): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 23)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states(1). (p. 31 and p. 34)


     (1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 34)


MINIMUM INITIAL PURCHASE PAYMENTS

     If paying by Systematic Investment Plan:
          $50 initial payment.
          $50 for additional payments.

     If paying by any other method:
          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
          $2,000 initial payment for contracts issued in all other states. $100 for additional payments.


MAXIMUM TOTAL PURCHASE PAYMENTS* (without prior approval):


          $1,000,000


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland and Alabama.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 44)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 47)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 47)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 48)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 52)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 54)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 66)


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

CHARGES: We assess certain charges in connection with your contract (p. 36):


-    $40 annual contract administrative charge(1);


- if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee of 0.55% of the adjusted contract value(2);

-    if you select the Guaranteed Minimum Benefit Rider - 6% Rising Floor (GMIB
     - 6% Rising Floor) an annual fee of 0.75% of the adjusted contract value(2);


- if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);

- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);


- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(3);

-    withdrawal charge;


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- the total variable account expenses (if you make allocations to one or more subaccounts):


                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE            ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
QUALIFIED ANNUITIES
Return of Purchase Payments death benefit (ROP)                0.15%                     0.85%                      1.00%
Maximum Anniversary Value death benefit (MAV)(4)               0.15                      0.95                       1.10
Enhanced Death Benefit (EDB)(4)                                0.15                      1.15                       1.30
NONQUALIFIED ANNUITIES
ROP death benefit                                              0.15                      1.10                       1.25
MAV death benefit(4)                                           0.15                      1.20                       1.35
EDB(4)                                                         0.15                      1.40                       1.55
FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(5):
QUALIFIED ANNUITIES
ROP death benefit                                              0.15                      1.15                       1.30
MAV death benefit(4)                                           0.15                      1.25                       1.40
EDB(4)                                                         0.15                      1.45                       1.60
NONQUALIFIED ANNUITIES
ROP death benefit                                              0.15                      1.40                       1.55
MAV death benefit(4)                                           0.15                      1.50                       1.65
EDB(4)                                                         0.15                      1.70                       1.85



(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.

(2) If you select the PCR, you cannot add a GMIB rider. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30. May not be available in all states.


(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


(4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

(5) The five-year withdrawal charge schedule may not be available in all states.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal schedule at the time of application.



                                                    WITHDRAWAL CHARGE SCHEDULE
                        SEVEN-YEAR SCHEDULE                                             FIVE-YEAR SCHEDULE
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                                     $40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

GMIB - MAV                                                                                                               0.55%*

GMIB - 6% RISING FLOOR                                                                                                   0.75%*
(As a percentage of the adjusted contract value charged annually at the contract anniversary.)

PERFORMANCE CREDIT RIDER (PCR) FEE                                                                                       0.15%*

(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                                                       0.25%*

(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                                             0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)



* This fee applies only if you elect this optional feature.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value.)


You can choose a qualified or nonqualified contract, the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.



                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND       TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE         ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
QUALIFIED ANNUITIES
ROP death benefit                                              0.15%                     0.85%                    1.00%
MAV death benefit(1)                                           0.15                      0.95                     1.10
EDB(1)                                                         0.15                      1.15                     1.30
NONQUALIFIED ANNUITIES
ROP death benefit                                              0.15                      1.10                     1.25
MAV death benefit(1)                                           0.15                      1.20                     1.35
EDB(1)                                                         0.15                      1.40                     1.55
FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
QUALIFIED ANNUITIES
ROP death benefit                                              0.15                      1.15                     1.30
MAV death benefit(1)                                           0.15                      1.25                     1.40
EDB(1)                                                         0.15                      1.45                     1.60
NONQUALIFIED ANNUITIES
ROP death benefit                                              0.15                      1.40                     1.55
MAV death benefit(1)                                           0.15                      1.50                     1.65
EDB(1)                                                         0.15                      1.70                     1.85



(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                 MINIMUM           MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements        .69%             1.64%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                   GROSS TOTAL
                                                                        MANAGEMENT       12b-1          OTHER        ANNUAL
                                                                           FEES          FEES         EXPENSES      EXPENSES
AXP(R) Variable Portfolio -
     Bond Fund                                                             .60%          .13%           .07%         .80%(1)
     Cash Management Fund                                                  .51           .13            .05          .69(1)
     Diversified Equity Income Fund                                        .56           .13            .18          .87(1)
     Equity Select Fund                                                    .69           .13            .57         1.39(2)
     Federal Income Fund                                                   .61           .13            .09          .83(1)
     NEW DIMENSIONS FUND(R)                                                .61           .13            .05          .79(1)
     Partners Small Cap Value Fund                                        1.03           .13            .32         1.48(1)


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                   GROSS TOTAL
                                                                        MANAGEMENT       12b-1          OTHER        ANNUAL
                                                                           FEES          FEES         EXPENSES      EXPENSES
AIM V.I.
     Basic Value Fund, Series II Shares                                    .73%          .25%           .43%        1.41%(3)
     Capital Appreciation Fund, Series II Shares                           .61           .25            .24         1.10(3)
     Capital Development Fund, Series II Shares                            .75           .25            .39         1.39(3)
AllianceBernstein Variable Products Series Fund, Inc.
     AllianceBernstein Growth and Income Portfolio (Class B)               .63           .25            .05          .93(4)
     AllianceBernstein Premier Growth Portfolio (Class B)                 1.00           .25            .06         1.31(4)
     AllianceBernstein Technology Portfolio (Class B)                     1.00           .25            .21         1.46(4)
Evergreen VA
     Blue Chip Fund - Class 2                                              .61           .25            .61         1.47(5)
     Capital Growth Fund - Class 2                                         .80           .25            .22         1.27(5)
     Core Bond Fund - Class 2                                              .32           .25            .33          .90(5)
     Equity Index Fund - Class 2                                           .32           .25            .35          .92(5)
     Foundation Fund - Class 2                                             .75           .25            .16         1.16(5)
     Fund - Class 2                                                        .75           .25            .23         1.23(5)
     Global Leaders Fund - Class 2                                         .87           .25            .31         1.43(5)
     Growth Fund - Class 2                                                 .70           .25            .45         1.40(5)
     Growth and Income Fund - Class 2                                      .75           .25            .18         1.18(5)
     High Income Fund - Class 2                                            .70           .25            .60         1.55(5)
     International Growth Fund - Class 2                                   .66           .25            .73         1.64(5)
     Masters Fund - Class 2                                                .87           .25            .31         1.43(5)
     Omega Fund - Class 2                                                  .52           .25            .18          .95(5)
     Small Cap Value Fund - Class 2                                        .87           .25            .26         1.38(5)
     Special Equity Fund - Class 2                                         .92           .25            .26         1.43(5)
     Strategic Income Fund - Class 2                                       .50           .25            .29         1.04(5)
Fidelity(R) VIP
     Contrafund(R) Portfolio Service Class 2                               .58           .25            .10          .93(4)
     Growth Portfolio Service Class 2                                      .58           .25            .10          .93(4)
     Mid Cap Portfolio Service Class 2                                     .58           .25            .12          .95(4)
FTVIPT
     Franklin Small Cap Value Securities Fund - Class 2                    .59           .25            .20         1.04(6),(7)
     Mutual Shares Securities Fund - Class 2                               .60           .25            .21         1.06(6),(7)
     Templeton Foreign Securities Fund - Class 2                           .70           .25            .20         1.15(6),(7)
MFS(R)
     New Discovery Series - Service Class                                  .90           .25            .15         1.30(8),(9)
     Total Return Series - Service Class                                   .75           .25            .11         1.11(8)
     Utilities Series - Service Class                                      .75           .25            .19         1.19(8),(9)


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                   GROSS TOTAL
                                                                        MANAGEMENT       12b-1          OTHER        ANNUAL
                                                                           FEES          FEES         EXPENSES      EXPENSES
Oppenheimer Variable Account Funds
     Capital Appreciation Fund/VA, Service Shares                          .65%          .15%           .01%         .81%(10)
     Global Securities Fund/VA, Service Shares                             .65           .23            .02          .90(10)
     Main Street Small Cap Fund/VA, Service Shares                         .75           .24            .22         1.21(10)
     Strategic Bond Fund/VA, Service Shares                                .74           .25            .07         1.06(10)
Putnam Variable Trust
     Putnam VT Growth and Income Fund - Class IB Shares                    .48           .25            .04          .77(4)
     Putnam VT Health Sciences Fund - Class IB Shares                      .70           .25            .13         1.08(4)
     Putnam VT International Equity Fund - Class IB Shares                 .77           .25            .22         1.24(4)
     (previously Putnam VT International Growth Fund - Class IB Shares)
Van Kampen
     Life Investment Trust Comstock Portfolio Class II Shares              .60           .25            .09          .94(4)
     Life Investment Trust Growth and Income Portfolio Class II Shares     .60           .25            .11          .96(4)
     UIF U.S. Real Estate Portfolio Class I Shares                         .80         --               .32         1.12(11)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.10% for AXP(R) Variable Portfolio - Equity Select Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. With fee waivers and expense reimbursement, "Other expenses" and "Gross total annual expenses" would be 0.37% and 1.23% for Evergreen VA Blue Chip Fund - Class 2, 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2, 0.00% and 0.55% for Evergreen VA Equity Index Fund - Class 2, 0.13% and 1.25% for Evergreen VA Global Leaders Fund - Class 2, 0.27% and 1.22% for Evergreen VA Growth Fund - Class 2, 0.30% and 1.25% for Evergreen VA High Income Fund - Class 2, 0.34% and 1.25% for Evergreen VA International Growth Fund - Class 2, 0.13% and 1.25% for Evergreen VA Masters Fund - Class 2, 0.13% and 1.25% for Evergreen VA Small Cap Value Fund - Class 2 and 0.11% and 1.28% for Evergreen VA Special Equity Fund - Class 2.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(8) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(9) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.29% for New Discovery Series and 1.18% for Utilities Series.

(10) Current 12b-1 is .25 basis points. Figure shown is actual 12b-1 for calendar year 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.19% for Main Street Small Cap Fund/VA, Service Shares and 0.04% and 1.03% for Strategic Bond Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(11) The fees disclosed reflect gross ratios prior to a voluntary waiver/reimbursements of expenses by the adviser. For the year ended Dec. 31, 2002, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, "Management fees", "Other expenses" and "Gross total annual expenses" respectively, were 0.78%, 0.32% and 1.10%.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV death benefit, Benefit Protector Plus and the GMIB - 6% Rising Floor. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                     IF YOU SURRENDER YOUR CONTRACT
                                                 AT THE END OF THE APPLICABLE TIME PERIOD:
NON-QUALIFIED ANNUITY                         1 YEAR      3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $ 1,225.99   $ 1,987.45   $ 2,761.71   $ 4,404.61
Five-year withdrawal charge schedule         1,256.74     1,976.16     2,503.54     4,657.35

QUALIFIED ANNUITY                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $ 1,200.37   $ 1,913.10   $ 2,642.11   $ 4,188.01
Five-year withdrawal charge schedule         1,231.12     1,902.27     2,385.48     4,447.27

                                                 IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                AT THE END OF THE APPLICABLE TIME PERIOD:
NON-QUALIFIED ANNUITY                         1 YEAR      3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $   425.99   $ 1,287.45   $ 2,161.71   $ 4,404.61
Five-year withdrawal charge schedule           456.74     1,376.16     2,303.54     4,657.35

QUALIFIED ANNUITY                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $   400.37   $ 1,213.10   $ 2,042.11   $ 4,188.01
Five-year withdrawal charge schedule           431.12     1,302.27     2,185.48     4,447.27



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                     IF YOU SURRENDER YOUR CONTRACT
                                                 AT THE END OF THE APPLICABLE TIME PERIOD:
NON-QUALIFIED ANNUITY                         1 YEAR      3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $ 1,000.49   $ 1,319.66   $ 1,664.32   $ 2,297.87
Five-year withdrawal charge schedule         1,031.24     1,312.53     1,420.04     2,613.08

QUALIFIED ANNUITY                              1 YEAR      3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $   974.87   $ 1,241.84   $ 1,533.06   $ 2,027.99
Five-year withdrawal charge schedule         1,005.62     1,235.18     1,290.41     2,351.06

                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                AT THE END OF THE APPLICABLE TIME PERIOD:
NON-QUALIFIED ANNUITY                         1 YEAR      3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $   200.49   $   619.66   $ 1,064.32   $ 2,297.87
Five-year withdrawal charge schedule           231.24       712.53     1,220.04     2,613.08

QUALIFIED ANNUITY                              1 YEAR      3 YEARS      5 YEARS     10 YEARS
Seven-year withdrawal charge schedule      $   174.87   $   541.84   $   933.06   $ 2,027.99
Five-year withdrawal charge schedule           205.62       635.18     1,090.41     2,351.06



* In these examples, the $40 contract administrative charge is approximated as a .016% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



YEAR ENDED DEC. 31,                                                         2002         2001        2000      1999
SUBACCOUNT UBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --      --
Accumulation unit value at end of period                                  $   1.04           --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         63           --          --      --
Ratio of operating expense to average net assets                              1.00%          --          --      --

SUBACCOUNT SBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $   1.09     $   1.03    $   1.00      --
Accumulation unit value at end of period                                  $   1.14     $   1.09    $   1.03      --
Number of accumulation units outstanding at end of period (000 omitted)        894        1,363         688      --
Ratio of operating expense to average net assets                              1.60%        1.60%       1.60%     --

SUBACCOUNT UCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $   1.06     $   1.03    $   1.00      --
Accumulation unit value at end of period                                  $   1.06     $   1.06    $   1.03      --
Number of accumulation units outstanding at end of period (000 omitted)        697          554          53      --
Ratio of operating expense to average net assets                              1.00%        1.00%       1.00%     --
Simple yield(6)                                                              (0.19%)         --          --      --
Compound yield(6)                                                            (0.19%)         --          --      --

SUBACCOUNT SCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $   1.05     $   1.03    $   1.00      --
Accumulation unit value at end of period                                  $   1.04     $   1.05    $   1.03      --
Number of accumulation units outstanding at end of period (000 omitted)     12,876       11,399      11,511      --
Ratio of operating expense to average net assets                              1.60%        1.60%       1.60%     --

SUBACCOUNT UDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --      --
Accumulation unit value at end of period                                  $   0.78           --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         26           --          --      --
Ratio of operating expense to average net assets                              1.00%          --          --      --

SUBACCOUNT WDEI2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $   1.08     $   1.08    $   1.00      --
Accumulation unit value at end of period                                  $   0.86     $   1.08    $   1.08      --
Number of accumulation units outstanding at end of period (000 omitted)         36           34           3      --
Ratio of operating expense to average net assets                              1.65%        1.65%       1.65%     --

SUBACCOUNT UESL1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --      --
Accumulation unit value at end of period                                  $   1.02           --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --           --          --      --
Ratio of operating expense to average net assets                              1.00%          --          --      --

SUBACCOUNT WESL8(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --      --
Accumulation unit value at end of period                                  $   1.02           --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --           --          --      --
Ratio of operating expense to average net assets                              1.60%          --          --      --

YEAR ENDED DEC. 31,                                                        1998   1997   1996   1995
SUBACCOUNT UBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT SBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --
Simple yield(6)                                                             --     --     --     --
Compound yield(6)                                                           --     --     --     --

SUBACCOUNT SCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WDEI2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UESL1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WESL8(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000      1999
SUBACCOUNT UFIF1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                            $   1.11    $   1.06    $   1.00      --
Accumulation unit value at end of period                                  $   1.17    $   1.11    $   1.06      --
Number of accumulation units outstanding at end of period (000 omitted)        645          30          --      --
Ratio of operating expense to average net assets                              1.00%       1.00%       1.00%     --

SUBACCOUNT WFDI2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                            $   1.10    $   1.05    $   1.00      --
Accumulation unit value at end of period                                  $   1.15    $   1.10    $   1.05      --
Number of accumulation units outstanding at end of period (000 omitted)      1,155         592         331      --
Ratio of operating expense to average net assets                              1.65%       1.65%       1.65%     --

SUBACCOUNT UNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $   0.76    $   0.92    $   1.00      --
Accumulation unit value at end of period                                  $   0.59    $   0.76    $   0.92      --
Number of accumulation units outstanding at end of period (000 omitted)         95          20          --      --
Ratio of operating expense to average net assets                              1.00%       1.00%       1.00%     --

SUBACCOUNT  WNDM2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $   0.70    $   0.86    $   1.00      --
Accumulation unit value at end of period                                  $   0.54    $   0.70    $   0.86      --
Number of accumulation units outstanding at end of period (000 omitted)        363         701         483      --
Ratio of operating expense to average net assets                              1.65%       1.65%       1.65%     --

SUBACCOUNT USVA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.79          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         21          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WSVA2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.79          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.65%         --          --      --

SUBACCOUNT UABA1(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.76          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)        113          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WABA8(7) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.95          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UAAC1(5) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.97          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WAAC8(8) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.79          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

YEAR ENDED DEC. 31,                                                        1998   1997   1996   1995
SUBACCOUNT UFIF1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WFDI2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT  WNDM2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT USVA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WSVA2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UABA1(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WABA8(7) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UAAC1(5) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WAAC8(8) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000      1999
SUBACCOUNT UAAD1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.75          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         30          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WAAD8(5) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.94          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UGIP1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   0.97    $   0.97    $   1.00      --
Accumulation unit value at end of period                                  $   0.74    $   0.97    $   0.97      --
Number of accumulation units outstanding at end of period (000 omitted)      1,341         640          31      --
Ratio of operating expense to average net assets                              1.00%       1.00%       1.00%     --

SUBACCOUNT WGIP8(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   0.96    $   0.97    $   1.00      --
Accumulation unit value at end of period                                  $   0.95    $   0.96    $   0.97      --
Number of accumulation units outstanding at end of period (000 omitted)          1       4,722         292      --
Ratio of operating expense to average net assets                              1.60%       1.60%       1.60%     --

SUBACCOUNT UPRG1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   0.65    $   0.80    $   1.00      --
Accumulation unit value at end of period                                  $   0.45    $   0.65    $   0.80      --
Number of accumulation units outstanding at end of period (000 omitted)      1,003         741          47      --
Ratio of operating expense to average net assets                              1.00%       1.00%       1.00%     --

SUBACCOUNT SPGR1(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   0.70    $   0.86    $   1.00      --
Accumulation unit value at end of period                                  $   0.48    $   0.70    $   0.86      --
Number of accumulation units outstanding at end of period (000 omitted)      4,631       7,466       9,298      --
Ratio of operating expense to average net assets                              1.60%       1.60%       1.60%     --

SUBACCOUNT UTEC1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   0.51    $   0.69    $   1.00      --
Accumulation unit value at end of period                                  $   0.30    $   0.51    $   0.69      --
Number of accumulation units outstanding at end of period (000 omitted)        372         364          44      --
Ratio of operating expense to average net assets                              1.00%       1.00%       1.00%     --

SUBACCOUNT STEC1(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   0.51    $   0.70    $   1.00      --
Accumulation unit value at end of period                                  $   0.29    $   0.51    $   0.70      --
Number of accumulation units outstanding at end of period (000 omitted)      3,655       6,380       9,543      --
Ratio of operating expense to average net assets                              1.60%       1.60%       1.60%     --

SUBACCOUNT UEBC1(7) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.96          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         12          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

YEAR ENDED DEC. 31,                                                        1998   1997   1996  1995
SUBACCOUNT UAAD1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WAAD8(5) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UGIP1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WGIP8(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UPRG1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT SPGR1(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIE GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UTEC1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT STEC1(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEBC1(7) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000    1999
SUBACCOUNT WEBC8(7) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.95          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)          3          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UECG1(7) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.96          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         38          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WECG8(7) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.95          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)          3          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UECB1(7) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   1.04          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)        241          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WECB8(7) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   1.04          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UEEI1(7) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.97          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         34          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WEEI8(7) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.96          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         21          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UEFF1(7) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   1.00          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         10          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WEFF8(7) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   1.00          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UEFD1(5) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.96          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

YEAR ENDED DEC. 31,                                                        1998   1997   1996  1995
SUBACCOUNT WEBC8(7) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UECG1(7) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WECG8(7) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UECB1(7) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WECB8(7) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEEI1(7) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WEEI8(7) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEFF1(7) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WEFF8(7) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEFD1(5) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000    1999
SUBACCOUNT WEFD8(5) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.96          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UEGO1(7) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.92          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         12          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WEGO8(7) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.92          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UEGR1(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.99          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)          8          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WEGR8(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.98          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UEGW1(5) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.96          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)          3          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WEGW8(5) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.96          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         21          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UEHI1(7) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   1.04          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         95          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WEHI8(7) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   1.03          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UEIG1(7) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.93          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         31          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

YEAR ENDED DEC. 31,                                                       1998   1997   1996   1995
SUBACCOUNT WEFD8(5) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEGO1(7) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WEGO8(7) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEGR1(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WEGR8(7) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEGW1(5) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WEGW8(5) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEHI1(7) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WEHI8(7) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEIG1(7) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000    1999
SUBACCOUNT WEIG8(7) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.93          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UEMA1(7) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.95          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)          7          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WEMA8(7) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.95          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UEOE1(7) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.96          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         86          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WEOE8(7) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.96          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)          3          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UESM1(7) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.95          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         75          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WESM8(7) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.95          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)          2          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UESE1(5) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.96          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

SUBACCOUNT WESE8(5) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   0.96          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.60%         --         --     --

SUBACCOUNT UEST1(7) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --         --     --
Accumulation unit value at end of period                                  $   1.08          --         --     --
Number of accumulation units outstanding at end of period (000 omitted)         --          --         --     --
Ratio of operating expense to average net assets                              1.00%         --         --     --

YEAR ENDED DEC. 31,                                                       1998   1997   1996   1995
SUBACCOUNT WEIG8(7) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEMA1(7) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WEMA8(7) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEOE1(7) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WEOE8(7) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UESM1(7) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WESM8(7) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UESE1(5) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WESE8(5) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UEST1(7) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000    1999
SUBACCOUNT WEST8(7) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   1.08          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UFCO1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.86          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)        209          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WFCO8(5) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.97          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UFGR1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.75          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         18          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WFGR8(8) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.73          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UFMC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.85          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         94          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WMDC2(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.06    $   1.00          --      --
Accumulation unit value at end of period                                  $   0.94    $   1.06          --      --
Number of accumulation units outstanding at end of period (000 omitted)         42           8          --      --
Ratio of operating expense to average net assets                              1.65%       1.65%         --      --

SUBACCOUNT UVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.80          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         24          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WVAS2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.79          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)          4          --          --      --
Ratio of operating expense to average net assets                              1.65%         --          --      --

SUBACCOUNT UMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.16    $   1.09    $   1.00      --
Accumulation unit value at end of period                                  $   1.01    $   1.16    $   1.09      --
Number of accumulation units outstanding at end of period (000 omitted)        753          61          21      --
Ratio of operating expense to average net assets                              1.00%       1.00%       1.00%     --

YEAR ENDED DEC. 31,                                                       1998   1997   1996   1995
SUBACCOUNT WEST8(7) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UFCO1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WFCO8(5) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UFGR1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WFGR8(8) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UFMC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORT
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WMDC2(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WVAS2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000    1999
SUBACCOUNT WMSS2(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.17    $   1.11    $   1.00      --
Accumulation unit value at end of period                                  $   1.02    $   1.17    $   1.11      --
Number of accumulation units outstanding at end of period (000 omitted)        123          41           3      --
Ratio of operating expense to average net assets                              1.65%       1.65%       1.65%     --

SUBACCOUNT UINT1(3),(9) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   0.85    $   1.02    $   1.00      --
Accumulation unit value at end of period                                  $   0.68    $   0.85    $   1.02      --
Number of accumulation units outstanding at end of period (000 omitted)        513         324          22      --
Ratio of operating expense to average net assets                              1.00%       1.00%       1.00%     --

SUBACCOUNT WINT8(8),(9) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.84          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)        330          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UNDS1(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   0.95    $   1.01    $   1.00      --
Accumulation unit value at end of period                                  $   0.64    $   0.95    $   1.01      --
Number of accumulation units outstanding at end of period (000 omitted)        165         115          27      --
Ratio of operating expense to average net assets                              1.00%       1.00%       1.00%     --

SUBACCOUNT WSND8(8) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.73          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UTRS1(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   1.10    $   1.12    $   1.00      --
Accumulation unit value at end of period                                  $   1.04    $   1.10    $   1.12      --
Number of accumulation units outstanding at end of period (000 omitted)      1,585         792          45      --
Ratio of operating expense to average net assets                              1.00%       1.00%       1.00%     --

SUBACCOUNT WSTR8(8) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.93          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)          6          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT USUT1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.87          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WSUT8(8) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.85          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UOCA1(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.78          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)          9          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

YEAR ENDED DEC. 31,                                                       1998   1997   1996   1995
SUBACCOUNT WMSS2(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UINT1(3),(9) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WINT8(8),(9) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UNDS1(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WSND8(8) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UTRS1(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WSTR8(8) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT USUT1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WSUT8(8) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UOCA1(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000    1999
SUBACCOUNT WOCA8(5) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.97          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UOGS1(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.77          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         25          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WOGS2(6) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.77          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.65%         --          --      --

SUBACCOUNT UOSM1(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.79          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         33          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WOSM8(7) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.95          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         13          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT USTB1(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   1.04          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         38          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WSTB2(6) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   1.03          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.65%         --          --      --

SUBACCOUNT UGIN1(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   0.99    $   1.07    $   1.00      --
Accumulation unit value at end of period                                  $   0.79    $   0.99    $   1.07      --
Number of accumulation units outstanding at end of period (000 omitted)        379         287          --      --
Ratio of operating expense to average net assets                              1.00%       1.00%       1.00%     --

SUBACCOUNT WGIN8(8) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.81          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UHSC1(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.98          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WHSC2(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.84          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         33          --          --      --
Ratio of operating expense to average net assets                              1.65%         --          --      --

YEAR ENDED DEC. 31,                                                       1998   1997   1996   1995
SUBACCOUNT WOCA8(5) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UOGS1(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WOGS2(6) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UOSM1(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMA CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WOSM8(7) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT USTB1(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WSTB2(6) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UGIN1(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WGIN8(8) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UHSC1(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WHSC2(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000    1999
SUBACCOUNT UIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.80          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         33          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WIGR2(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   0.59    $   0.75    $   1.00      --
Accumulation unit value at end of period                                  $   0.47    $   0.59    $   0.75      --
Number of accumulation units outstanding at end of period (000 omitted)        666         730         499      --
Ratio of operating expense to average net assets                              1.65%       1.65%       1.65%     --

SUBACCOUNT UVCP1(5) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.98          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)          1          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WVCP8(5) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.98          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)          3          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UVGI1(5) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.96          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)          2          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WVGI8(5) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.96          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

SUBACCOUNT UVRE1(5) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.96          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.00%         --          --      --

SUBACCOUNT WVRE8(5) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                            $   1.00          --          --      --
Accumulation unit value at end of period                                  $   0.96          --          --      --
Number of accumulation units outstanding at end of period (000 omitted)         --          --          --      --
Ratio of operating expense to average net assets                              1.60%         --          --      --

YEAR ENDED DEC. 31,                                                       1998   1997   1996   1995
SUBACCOUNT UIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WIGR2(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UVCP1(5) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WVCP8(5) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UVGI1(5) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WVGI8(5) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT UVRE1(5) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --

SUBACCOUNT WVRE8(5) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period                              --     --     --     --
Accumulation unit value at end of period                                    --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --     --
Ratio of operating expense to average net assets                            --     --     --     --


(1)  Operations commenced on May 21, 2002.


(2)  Operations commenced on Feb. 11, 2000.

(3)  Operations commenced on May 30, 2000.

(4)  Operations commenced on March 3, 2000.

(5)  Operations commenced on Aug. 30, 2002.

(6)  Operations commenced on May 1, 2002.

(7)  Operations commenced on July 31, 2002.

(8)  Operations commenced on March 1, 2002.

(9) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

(10) Operations commenced on May 1, 2001.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and do not have any activity as of the date of the financial statements.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    applicable mortality and expense risk fee,


-    MAV death benefit fee,

-    GMIB - 6% Rising Floor fee,


-    Benefit Protector Plus fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.


ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.


ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
UBND1          ESI         AXP(R) Variable Portfolio --      Objective: high level of current income       IDS Life Insurance
UBND2          UBND6       Bond Fund  (effective 6-27-03     while conserving the value of the             Company (IDS Life),
PBND1          SBND1        AXP(R) Variable Portfolio --     investment and continuing a high level of     adviser; American
UBND5          UBND7       Bond Fund will change to AXP(R)   income for the longest time period.           Express Financial
UBND4          UBND8       Variable Portfolio --             Invests primarily in bonds and other debt     Corporation (AEFC),
                           Diversified Bond Fund)            obligations.                                  subadviser.

UCMG1          EMS         AXP(R) Variable Portfolio --      Objective: maximum current income             IDS Life, adviser;
UCMG2          UCMG6       Cash Management Fund              consistent with liquidity and stability       AEFC, subadviser.
PCMG1          SCMG1                                         of principal. Invests primarily in money
UCMG5          UCMG7                                         market securities.
UCMG4          UCMG8

UDEI1          WDEI5       AXP(R) Variable Portfolio --      Objective: high level of current income       IDS Life, adviser;
UDEI2          UDEI6       Diversified Equity Income         and, as a secondary goal, steady growth       AEFC, subadviser.
PDEI1          SDEI1       Fund                              of capital. Invests primarily in
UDEI5          WDEI2                                         dividend-paying common and preferred
UDEI4          UDEI8                                         stocks.

UESL1          WESL5       AXP(R) Variable Portfolio --      Objective: growth of capital. Invests         IDS Life, adviser;
UESL2          UESL6       Equity Select Fund                primarily in equity securities of             AEFC, subadviser.
UESL3          WESL8                                         medium-sized companies.
UESL5          UESL7
UESL4          UESL8

UFIF1          WFDI5       AXP(R) Variable Portfolio --      Objective: a high level of current income     IDS Life, adviser;
UFIF2          UFIF6       Federal Income Fund               and safety of principal consistent with       AEFC, subadviser.
UFIF3          SFDI1       (effective 6-27-03 AXP(R)         an investment in U.S. government and
UFIF5          WFDI2       Variable Portfolio -- Federal     government agency securities. Invests
UFIF4          UFIF8       Income Fund will change to        primarily in debt obligations issued or
                           AXP(R) Variable Portfolio --      guaranteed as to principal and interest
                           Short Term  U.S. Government       by the U.S. government, its agencies or
                           Fund)                             instrumentalities.

UNDM1          EGD         AXP(R) Variable Portfolio -- NEW  Objective: long-term growth of capital.       IDS Life, adviser;
UNDM2          UNDM6       DIMENSIONS FUND(R)                Invests primarily in common stocks            AEFC, subadviser.
PNDM1          SNDM1                                         showing potential for significant growth.
UNDM5          WNDM2
UNDM4          UNDM8

USVA1          WSVA5       AXP(R) Variable Portfolio --      Objective: long-term capital                  IDS Life, adviser;
USVA2          USVA6       Partners Small Cap Value Fund     appreciation. Non-diversified fund that       AEFC, subadviser.
WSVA6          WSVA8                                         invests primarily in equity securities.
USVA5          WSVA2
USVA4          USVA8


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
UABA1          WABA5       AIM V.I. Basic Value Fund,        Objective: long-term growth of capital.       A I M Advisors, Inc.
UABA2          UABA6       Series II Shares                  Invests at least 65% of its total assets
UABA3          WABA8                                         in equity securities of U.S. issuers that
UABA5          UABA7                                         have market capitalizations of greater
UABA4          UABA8                                         than  $500 million and are believed to be
                                                             undervalued in relation to long-term
                                                             earning power or other factors. The fund
                                                             may invest 25% of its assets in foreign
                                                             securities.

UAAC1          WAAC5       AIM V.I. Capital Appreciation     Objective: growth of capital. Invests         A I M Advisors, Inc.
UAAC2          UAAC6       Fund,  Series II Shares           principally in common stocks of companies
UAAC3          WAAC8                                         likely to benefit from new or innovative
UAAC5          UAAC7                                         products, services or processes as well
UAAC4          UAAC8                                         as those with above-average  long-term
                                                             growth and excellent prospects for future
                                                             growth. The Fund may invest up to 25% of
                                                             its assets in foreign securities.

UAAD1          WAAD5       AIM V.I. Capital Development      Objective: long-term growth of capital.       A I M Advisors, Inc.
UAAD2          UAAD6       Fund,  Series II Shares           Invests primarily in securities
UAAD3          WAAD8                                         (including common stocks, convertible
UAAD5          UAAD7                                         securities and bonds) of small- and
UAAD4          UAAD8                                         medium-sized companies. The Fund may
                                                             invest up to 25% of its assets in foreign
                                                             securities.

UGIP1          WGIP5       AllianceBernstein VP Growth       Objective: reasonable current income and      Alliance Capital
UGIP2          UGIP6       and Income Portfolio (Class       reasonable appreciation. Invests              Management, L.P.
UGIP3          WGIP8       B) (previously Alliance VP        primarily in dividend-paying common
UGIP5          UGIP7       Growth and Income Portfolio       stocks of good quality.
UGIP4          UGIP8       (Class B))

UPRG1          EPP         AllianceBernstein VP Premier      Objective: long-term growth of capital by     Alliance Capital
UPRG2          UPRG6       Growth Portfolio (Class B)        pursuing aggressive investment policies.      Management, L.P.
UPRG3          SPGR1       (previously Alliance VP           Invests primarily in equity securities of
UPRG5          UPRG7       Premier Growth Portfolio          a limited number of large, carefully
UPRG4          UPRG8       (Class B))                        selected, high-quality U.S. companies
                                                             that are judged likely to achieve
                                                             superior earnings growth.

UTEC1          ETC         AllianceBernstein VP              Objective: growth of capital. Current         Alliance Capital
UTEC2          UTEC6       Technology Portfolio (Class       income is only an incidental                  Management, L.P.
UTEC3          STEC1       B) (previously Alliance VP        consideration. Invests primarily in
UTEC5          UTEC7       Technology Portfolio (Class       securities of companies expected to
UTEC4          UTEC8       B))                               benefit from technological advances and
                                                             improvements.

UEBC1          WEBC5       Evergreen VA Blue Chip Fund --    Objective: capital growth with the            Evergreen Investment
UEBC2          UEBC6       Class 2                           potential for income. The Fund seeks to       Management Company, LLC
UEBC3          WEBC8                                         achieve its goal by investing at least
UEBC5          UEBC7                                         80% of its assets in common stocks of
UEBC4          UEBC8                                         well established, large U.S. companies
                                                             representing a broad range of industries.


              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
UECG1          WECG5       Evergreen VA Capital Growth       Objective: long-term capital growth. The      Evergreen Investment
UECG2          UECG6       Fund -- Class 2                   Fund seeks to achieve its goal by             Management Company,
UECG3          WECG8                                         investing primarily in common stocks of       LLC; Pilgrim Baxter &
UECG5          UECG7                                         large  U.S. companies, which the              Associates, Ltd, is the
UECG4          UECG8                                         portfolio managers believe have the           sub-investment adviser.
                                                             potential for capital growth over the
                                                             intermediate- and long-term.

UECB1          WECB5       Evergreen VA Core Bond Fund --    Objective: The Fund seeks to maximize         Evergreen Investment
UECB2          UECB6       Class 2                           total return through a combination of         Management Company, LLC
UECB3          WECB8                                         current income and capital growth. The
UECB5          UECB7                                         Fund invests primarily in U.S. dollar
UECB4          UECB8                                         denominated investment grade debt
                                                             securities issued or guaranteed by the
                                                             U.S. Treasury or by an agency or
                                                             instrumentality of the U.S. Government,
                                                             corporate bonds, mortgage-backed
                                                             securities, asset-backed securities, and
                                                             other income producing securities.

UEEI1          WEEI5       Evergreen VA Equity Index         Objective: achieve price and yield            Evergreen Investment
UEEI2          UEEI6       Fund -- Class 2                   performance similar to the S&P 500 Index.     Management Company, LLC
UEEI3          WEEI8                                         The Fund seeks to achieve its goal by
UEEI5          UEEI7                                         investing substantially all of its assets
UEEI4          UEEI8                                         in equity securities that represent a
                                                             composite of the S&P 500(R) Index.

UEFF1          WEFF5       Evergreen VA Foundation Fund      Objective: capital growth and current         Evergreen Investment
UEFF2          UEFF6       -- Class 2                        income. The Fund seeks to achieve its         Management Company, LLC
UEFF3          WEFF8                                         goal by investing in a combination of
UEFF5          UEFF7                                         equity and debt securities. Under normal
UEFF4          UEFF8                                         conditions, the Fund will invest at least
                                                             25% of its assets in debt securities and
                                                             the remainder in equity securities.

UEFD1          WEFD5       Evergreen VA Fund -- Class 2      Objective: long-term capital growth.  The     Evergreen Investment
UEFD2          UEFD6                                         Fund seeks to achieve its goal by             Management Company, LLC
UEFD3          WEFD8                                         investing primarily in common stocks of
UEFD5          UEFD7                                         large U.S. companies, whose market
UEFD4          UEFD8                                         capitalizations at time of purchase falls
                                                             within the range tracked by the  Russell
                                                             1000(R) Index.

UEGO1          WEGO5       Evergreen VA Global Leaders       Objective: long-term capital growth.          Evergreen Investment
UEGO2          UEGO6       Fund -- Class 2                   Invests primarily in a diversified            Management Company, LLC
UEGO3          WEGO8                                         portfolio of equity securities of
UEGO5          UEGO7                                         companies located in the world's major
UEGO4          UEGO8                                         industrialized countries. The Fund will
                                                             make investments in no less than three
                                                             countries, which may include the U.S.,
                                                             but may invest more than 25% of its
                                                             assets in one country.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
UEGR1          WEGR5       Evergreen VA Growth Fund --       Objective: long-term capital growth. The      Evergreen Investment
UEGR2          UEGR6       Class 2                           Fund seeks to achieve its goal by             Management Company, LLC
UEGR3          WEGR8                                         investing at least 75% of its assets in
UEGR5          UEGR7                                         common stocks of small - and medium sized
UEGR4          UEGR8                                         companies whose market capitalizations at
                                                             time of purchase falls within the range
                                                             of those tracked by the Russell 2000(R)
                                                             Growth Index.

UEGW1          WEGW5       Evergreen VA Growth and           Objective: capital growth in the value of     Evergreen Investment
UEGW2          UEGW6       Income Fund -- Class 2            its shares and current income. Invests in     Management Company, LLC
UEGW3          WEGW8                                         primarily common stocks of medium- to
UEGW5          UEGW7                                         large-sized U.S. companies whose market
UEGW4          UEGW8                                         capitalizations at time of purchase fall
                                                             within the range tracked by the  Russell
                                                             1000(R) Index.

UEHI1          WEHI5       Evergreen VA High Income Fund     Objective: high level of current income,      Evergreen Investment
UEHI2          UEHI6       -- Class 2                        with capital growth as secondary              Management Company, LLC
UEHI3          WEHI8                                         objective. The Fund seeks to achieve its
UEHI5          UEHI7                                         goal by investing primarily in both
UEHI4          UEHI8                                         low-rated and high-rated fixed-income
                                                             securities, including debt securities,
                                                             convertible securities, and preferred
                                                             stocks that are consistent with its
                                                             primary investment objective of high
                                                             current income.

UEIG1          WEIG5       Evergreen VA International        Objective: long-term capital growth,          Evergreen Investment
UEIG2          UEIG6       Growth Fund -- Class 2            with modest income as a secondary             Management Company, LLC
UEIG3          WEIG8       (effective 6/16/03 Evergreen      objective. The Fund seeks to achieve its
UEIG5          UEIG7       VA International Growth Fund      goal by investing primarily in equity
UEIG4          UEIG8       -- Class 2 will change to         securities issued by established, quality
                           Evergreen Va International        non-U.S. companies located in countries
                           Equity Fund -- Class 2)           with developed markets and may  purchase
                                                             securities across all market
                                                             capitalizations. The Fund may also invest
                                                             in emerging markets.

UEMA1          WEMA5       Evergreen VA Masters  Fund --     Objective: long-term capital growth. The      Evergreen Investment
UEMA2          UEMA6       Class 2                           portfolio's assets are invested on an         Management Company,
UEMA3          WEMA8                                         approximately equal basis among the           LLC, investment
UEMA5          UEMA7                                         following four styles, each implemented       adviser; MFS
UEMA4          UEMA8                                         by a different sub-investment adviser:        Institutional Advisors,
                                                             1) equity securities of U.S. and foreign      Inc., OppenheimerFunds,
                                                             companies that are temporarily                Inc. and  Marsico
                                                             undervalued; 2) equity securities             Capital Management, LLC
                                                             expected to show growth above that of the     sub-investment advisers.
                                                             overall economy and inflation; 3) blended
                                                             growth and value-oriented strategy
                                                             focusing on foreign and domestic
                                                             large-cap equity securities; and 4)
                                                             growth oriented strategy focusing on
                                                             large-cap equity securities of U.S. and
                                                             foreign issuers.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
UEOE1          WEOE5       Evergreen VA Omega Fund --        Objective: long-term capital growth.          Evergreen Investment
UEOE2          UEOE6       Class 2                           Invests primarily in common stocks and        Management Company, LLC
UEOE3          WEOE8                                         securities convertible into common stocks
UEOE5          UEOE7                                         of U.S. companies across all market
UEOE4          UEOE8                                         capitalizations.

UESM1          WESM5       Evergreen VA Small Cap Value      Objective: capital growth in the value of     Evergreen Investment
UESM2          UESM6       Fund -- Class 2 (effective        its shares. The Fund seeks to achieve its     Management Company, LLC
UESM3          WESM8       7/14/03 Evergreen VA Small        goal by investings at least 80% of its
UESM5          USEM7       Cap Value Fund -- Class 2 will    assets in common stocks of small  U.S.
UESM4          UESM8       change to Evergreen VA            companies whose market capitalizations at
                           Special Values Fund -- Class 2    the time of purchase  fall within the
                                                             range tracked by the  Russell 2000(R) Index.

UESE1          WESE5       Evergreen VA Special Equity       Objective: capital growth. The Fund seeks     Evergreen Investment
UESE2          USES6       Fund -- Class 2                   to achieve its goal by investing at least     Management Company, LLC
UESE3          WESE8                                         80% of its assets in common stocks of
UESE5          UESE7                                         small U.S. companies whose market
UESE4          UESE8                                         capitaizations at time of purchase fall
                                                             within a range tracked by the  Russell
                                                             2000(R) Index.

UEST1          WEST5       Evergreen VA Strategic Income     Objective: high current income from           Evergreen Investment
UEST2          UEST6       Fund -- Class 2                   interest on debt securities with a            Management Company, LLC
UEST3          WEST8                                         secondary objective of potential for
UEST5          UEST7                                         growth of capital in selecting
UEST4          UEST8                                         securities. The Fund seeks to achieve its
                                                             goal by investing primarily in domestic
                                                             high-yield, high-risk "junk" bonds and
                                                             other debt securities (which may be
                                                             denominated in U.S. dollars or in
                                                             non-U.S. currencies) of foreign
                                                             governments and foreign corporations.

UFCO1          WFCO5       Fidelity(R) VIP Contrafund(R)     Objective: seeks long-term capital            Fidelity Management &
UFCO2          UFCO6       Portfolio Service Class 2         appreciation. Normally invests primarily      Research Company (FMR),
UFCO3          WFCO8                                         in common stocks. Invests in either           investment manager; FMR
UFCO5          UFCO7                                         "growth" stocks or "value" stocks or          U.K. and FMR  Far East,
UFCO4          UFCO8                                         both. Invests in securities of companies      sub-investment advisers.
                                                             whose value it believes is not fully
                                                             recognized by the public. The fund
                                                             invests in domestic and foreign issuers.

UFGR1          WFGR5       Fidelity(R) VIP Growth            Objective: seeks to achieve capital           FMR, investment
UFGR2          UFGR6       Portfolio Service Class 2         appreciation. Normally invests primarily      manager;  FMR U.K., FMR
UFGR3          WFGR8                                         in common stocks of foreign and domestic      Far East,
UFGR5          UFGR7                                         companies that it believes have               sub-investment advisers.
UFGR4          UFGR8                                         above-average growth potential.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
UFMC1          WMDC5       Fidelity(R) VIP Mid Cap           Objective: seeks long-term growth of          FMR, investment
UFMC2          UFMC6       Portfolio Service Class 2         capital. Normally invests at least 80% of     manager;  FMR U.K., FMR
WMDC6          WMDC8                                         assets in securities of foreign and           Far East,
UFMC5          WMDC2                                         domestic companies with medium market         sub-investment advisers.
UFMC4          UFMC8                                         capitalization common stocks. Invests in
                                                             growth or value common common stocks. May
                                                             invest in companies with smaller or
                                                             larger market capitalizations.

UVAS1          WVAS5       FTVIPT Franklin Small Cap         Objective: seeks long-term total return.      Franklin Advisory
UVAS2          UVAS6       Value Securities Fund --          The Fund normally invests at least 80% of     Services, LLC
PVAS1          WVAS8       Class 2                           its net assets in investments of small
UVAS5          WVAS2                                         capitalization companies. For this Fund,
UVAS4          UVAS8                                         small cap companies are those with market
                                                             cap values not exceeding  $2.5 billion,
                                                             at the time of purchase.  The Fund's
                                                             manager invests in small companies that
                                                             it believes are undervalued.

UMSS1          EMU         FTVIPT Mutual Shares              Objective: seeks capital appreciation,        Franklin Mutual
UMSS2          UMSS6       Securities Fund -- Class 2        with income as a secondary goal. The Fund     Advisers, LLC
PMSS1          SMSS1                                         normally mainly invests in U.S. equity
UMSS5          WMSS2                                         securities that the Fund's manager
UMSS4          UMSS8                                         believes are available at market prices
                                                             less than their intrinsic value on
                                                             certain recognized or objective criteria,
                                                             including undervalued stocks,
                                                             restructuring companies and distressed
                                                             companies.

UINT1          WINT5       FTVIPT Templeton Foreign          Objective: seeks long-term capital            Templeton Investment
UINT2          UINT6       Securities Fund -- Class 2        growth. The Fund normally invests at          Counsel, LLC
UINT3          WINT8                                         least 80% of its net assets in
UINT5          UINT7                                         investments, primarily equity securities,
UINT4          UINT8                                         of issuers located  outside the U.S.,
                                                             including those in emerging markets.

UNDS1          WSND5       MFS(R) New Discovery  Series --   Objective: capital appreciation. Invests      MFS Investment
UNDS2          UNDS6       Service Class                     in at least 65% of its net assets in          Management(R)
PSND1          WSND8                                         equity securities of emerging growth
UNDS5          UNDS7                                         companies.
UNDS4          UNDS8

UTRS1          WSTR5       MFS(R) Total Return Series --     Objective: above-average income               MFS Investment
UTRS2          UTRS6       Service Class                     consistent with the prudent employment of     Management(R)
PSTR1          WSTR8                                         capital, with growth of capital and
UTRS5          UTRS7                                         income as a secondary objective. Invests
UTRS4          UTRS8                                         primarily in a combination of equity and
                                                             fixed income securities.

USUT1          WSUT5       MFS(R) Utilities Series --        Objective: capital growth and current         MFS Investment
USUT2          USUT6       Service Class                     income. Invests primarily in equity and       Management(R)
PSUT1          WSUT8                                         debt securities of domestic and foreign
USUT5          USUT7                                         companies in the utilities industry.
USUT4          USUT8


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
UOCA1          WOCA5       Oppenheimer Capital               Objective: capital appreciation. Invests      OppenheimerFunds, Inc.
UOCA2          UOCA6       Appreciation Fund/VA, Service     in securities of well-known, established
UOCA3          WOCA8       Shares                            companies.
UOCA5          UOCA7
UOCA4          UOCA8

UOGS1          WOGS5       Oppenheimer Global Securities     Objective: long-term capital                  OppenheimerFunds, Inc.
UOGS2          UOGS6       Fund/VA,  Service Shares          appreciation. Invests mainly in common
WOGS6          WOGS8                                         stocks of U.S. and foreign issuers that
UOGS5          WOGS2                                         are "growth-type" companies, cyclical
UOGS4          UOGS8                                         industries and special situations that
                                                             are considered to have appreciation
                                                             possibilities.

UOSM1          WOSM5       Oppenheimer Main Street Small     Objective: seeks capital appreciation.        OppenheimerFunds, Inc.
UOSM2          UOSM6       Cap Fund/VA,  Service Shares      Invests mainly in common stocks of
UOSM3          WOSM8                                         small-capitalization U.S. companies that
UOSM5          UOSM7                                         the fund's investment manager believes
UOSM4          UOSM8                                         have favorable business trends or
                                                             prospects.

USTB1          WSTB5       Oppenheimer Strategic Bond        Objective: high level of current income       OppenheimerFunds, Inc.
USTB2          USTB6       Fund/VA, Service Shares           principally derived from interest on debt
WSTB6          WSTB8                                         securities. Invests mainly in three
USTB5          WSTB2                                         market sectors: debt securities of
USTB4          USTB8                                         foreign governments and companies,  U.S.
                                                             government securities, and  lower-rated
                                                             high yield securities of  U.S. and
                                                             foreign companies.

UGIN1          EPG         Putnam VT Growth and Income       Objective: capital growth and current         Putnam Investment
UGIN2          UGIN6       Fund --  Class IB Shares          income. The fund pursues its goal by          Management, LLC
PGIN1          WGIN8                                         investing mainly in common stocks of U.S.
UGIN5          UGIN7                                         companies with a focus on value stocks
UGIN4          UGIN8                                         that offer the potential for capital
                                                             growth, current income or both.

UHSC1          WHSC5       Putnam VT Health Sciences         Objective: capital appreciation. The fund     Putnam Investment
UHSC2          UHSC6       Fund -- Class IB Shares           pursues its goal by investing mainly in       Management, LLC
WHSC6          WHSC8                                         growth stocks of companies in the health
UHSC5          WHSC2                                         sciences industries. Under normal
UHSC4          UHSC8                                         circumstances, the fund invests at least
                                                             80% of the fund's net assets in
                                                             securities of (a) companies that derive
                                                             at least 50% of their assets, revenues or
                                                             profits from the pharmaceutical, health
                                                             care services, applied research and
                                                             development and medical equipment and
                                                             supplies industries, or (b) companies we
                                                             think have the potential for growth as a
                                                             result of their particular products,
                                                             technology, patents or other market
                                                             advantages in the health sciences
                                                             industries.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                 INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES            INVESTMENT ADVISER
UIGR1          EPL         Putnam VT International           Objective: capital appreciation. The fund     Putnam Investment
UIGR2          UIGR6       Equity Fund --  Class IB          pursues its goal by investing mainly in       Management, LLC
PIGR1          WIGR8       Shares (previously Putnam VT      common stocks of companies outside the
UIGR5          WIGR2       International Growth Fund --      United States.
UIGR4          UIGR8       Class IB Shares)

UVCP1          WVCP5       Van Kampen Life Investment        Objective: seeks capital growth and           Van Kampen Asset
UVCP2          UVCP6       Trust Comstock Portfolio          income through investments in equity          Management Inc.
UVCP3          WVCP8       Class II Shares                   securities, including common stocks,
UVCP5          UVCP7                                         preferred stocks and securities
UVCP4          UVCP8                                         convertible into common and preferred
                                                             stocks.

UVGI1          WVGI5       Van Kampen Life Investment        Objective: long-term growth of capital        Van Kampen Asset
UVGI2          UVGI6       Trust Growth and Income           and income. The portfolio seeks to            Management Inc.
UVGI3          WVGI8       Portfolio Class II Shares         achieve its investment objective by
UVGI5          UVGI7                                         investing primarily in income producing
UVGI4          UVGI8                                         equity securities, including common
                                                             stocks and convertible securities, and
                                                             non-convertible preferred stocks and debt
                                                             securities.

UVRE1          WVRE5       Van Kampen UIF U.S.  Real         Objective: above average current income       Morgan Stanley
UVRE2          UVRE6       Estate Portfolio  Class I         and long-term capital appreciation by         Investment Management
UVRE3          WVRE8       Shares                            investing primarily in equity securities      Inc., doing business in
UVRE5          UVRE7                                         of companies in the U.S. real estate          certain instances as
UVRE4          UVRE8                                         industry, including real estate               Van Kampen.
                                                             investment trusts.



A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

GUARANTEE PERIOD ACCOUNTS (GPAS)


The GPAs are not available for contracts issued in Maryland or Pennsylvania and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania or any state that doesn't allow investment in the GPAs.


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:


                    IF YOUR GPA RATE IS:                            THE MVA IS:

               Less than the new GPA rate + 0.10%                    Negative

               Equal to the new GPA rate + 0.10%                     Zero

               Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   Early withdrawal amount x [(    1 + i    )(TO THE POWER OF n/12) - 1] = MVA
                               ------------
                               1 + j + .001

Where   i = rate earned in the GPA from which amounts are being
            transferred or withdrawn.

        j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

        n = number of months remaining in the current Guarantee Period
            (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = -$39.28
               ------------------------
                    1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 x [(          1.045          )(TO THE POWER OF 84/12) - 1] = $27.21
               ------------------------
                   1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);

-    how you want to make purchase payments;


-    the optional MAV death benefit(2);


-    the optional EDB(2),(5);


-    the optional GMIB - MAV rider(3);


-    the optional GMIB - 6% Rising Floor rider(3),(5);

-    the optional PCR(3);

-    the optional Benefit Protector Death Benefit(4);

-    the optional Benefit Protector Plus Death Benefit(4);

-    the length of the withdrawal charge schedule (5 or 7 years)(5); and

-    a beneficiary.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


(5) The five-year withdrawal charge schedule may not be available in all states.


The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next Accumulation unit value at end of period calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, THE RETIREMENT DATE MUST BE:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:

-    on or after the date the annuitant reaches age 59 1/2;

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS

      If paying by SIP:

           $50 initial payment.
           $50 for additional payments.

      If paying by any other method:

           $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
           $2,000 initial payment for contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):

           $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS


1 BY LETTER


Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SIP


Contact your sales representative to complete the necessary SIP paperwork.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first five or seven years depending on the withdrawal charge schedule you select. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or earlier, when the contact is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on whether the contract is a qualified annuity or a nonqualified annuity, the withdrawal charge schedule and the death benefit that applies to your contract.


                                                                                QUALIFIED        NONQUALIFIED
                                                                                ANNUITIES         ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
ROP death benefit                                                                 0.85%               1.10%
MAV death benefit(1)                                                              0.95                1.20
EDB(1)                                                                            1.15                1.40

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
ROP death benefit                                                                 1.15                1.40
MAV death benefit(1)                                                              1.25                1.50
EDB(1)                                                                            1.45                1.70


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. May not be available in all states.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge an annual fee for this optional feature only if you select it(2). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.55% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.75% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin or the GMIBterminates.


We calculate the fee as follows:


           GMIB - MAV                                  0.55% x (CV + ST - FAV)
           GMIB - 6% RISING FLOOR                      0.75% x (CV + ST - FAV)


       CV  = contract value on the contract anniversary


       ST = transfers from the subaccounts to the GPAs or the one-year fixed account made during the six months before the contract anniversary.


       FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.


(2) If you select the PCR, you cannot add a GMIB rider. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30. May not be available in all states.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $50,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2003 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2004 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.


-    The GMIB fee for:


               GMIB - MAV is 0.55%; and
               GMIB - 6% RISING FLOOR is 0.75%.


   We calculate the charge as follows:

      Contract value on the contract anniversary:                                 $  73,250
      plus transfers from the subaccounts to the one-year fixed account
      in the six months before the contract anniversary:                            +15,000
      minus the value of the one-year fixed account on the contract anniversary:    -15,250
                                                                                  ---------
                                                                                  $  73,000

   The fee charged to you:


      GMIB - MAV                  (0.55% x $73,000) =                             $  401.50
      GMIB - 6% RISING FLOOR      (0.75% x $73,000) =                             $  547.50



PERFORMANCE CREDIT RIDER (PCR) FEE


We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. These riders may not be available in all states.


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, we withdraw contract earnings (CE), if any. Contract earnings equal contract value (CV) less purchase payments received and not previously withdrawn (PPNPW). We do not assess a withdrawal charge on contract earnings.
     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn then contract earnings are zero.

2. Next we withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. We determine the amount of purchase payments being withdrawn (PPW) as:

                  ACV
     PPW  =  ---------------   X  PPNPW
                (CV - CE)

     Purchase payments being withdrawn (PPW) are assumed to be withdrawn on a "first-in, first-out" (FIFO) basis.

     We do not assess a withdrawal charge on any purchase payments being withdrawn that were received prior to the withdrawal charge period shown in your contract.

     We do assess a withdrawal charge on purchase payments being withdrawn that are still within the withdrawal charge period sown in your contract. However, if an amount equal to 10% of your prior anniversary's contract value is greater than contract earnings prior to the withdrawal, this excess amount will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge.


We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:


                                                     WITHDRAWAL CHARGE SCHEDULE
                        SEVEN-YEAR SCHEDULE                                            FIVE-YEAR SCHEDULE(1)
          YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
            PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                  1                            8%                                 1                             8%
                  2                            8                                  2                             7
                  3                            7                                  3                             6
                  4                            7                                  4                             4
                  5                            6                                  5                             2
                  6                            5                                  Thereafter                    0
                  7                            3
                  Thereafter                   0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


EXAMPLE: Assume you requested a withdrawal of $1,000 and $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:


         AMOUNT REQUESTED          OR      $1,000 = $1,075.27
   ----------------------------            ------
    1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


(1) The five-year withdrawal charge schedule may not be available in all states.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a SEVEN-YEAR withdrawal charge schedule with this history:


- The contract date is Jan. 1, 2003 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and


-    We received these payments


     -- $10,000 Jan. 1, 2003;

     -- $8,000 Feb. 28, 2010;

     -- $6,000 Feb. 20, 2011; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

-    The prior anniversary Jan. 1, 2012 contract value was $38,488.



WITHDRAWAL CHARGE  EXPLANATION
   $      0        $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0        $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge;
                   and
          0        $10,000 Jan. 1, 2003 purchase payment was received seven or more years before withdrawal and is withdrawn without withdrawal charge; and
        560        $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a 7% withdrawal charge; and
        420        $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt withdrawn with a 7% withdrawal charge.
   --------
   $    980


Under the same scenario, the withdrawal charge on a contract with a FIVE-YEAR withdrawal charge schedule would be calculated:


WITHDRAWAL CHARGE  EXPLANATION
   $      0        $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0        $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge;
                   and
          0        $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal and is withdrawn without withdrawal charge; and
        320        $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a 4% withdrawal charge; and
        360        $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt withdrawn with a 6% withdrawal charge.
   --------
   $    680


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period;* and

-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(1);

-    plus any purchase payment credits allocated to the fixed accounts;

-    plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the GMIB - MAV fee (if applicable);

-    minus any prorated portion of the GMIB - 6% Rising Floor (if applicable);

-    minus any prorated portion of the PCR fee (if applicable);

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB - MAV or GMIB - 6% Rising Floor, or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate Accumulation unit value at end of periods:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current Accumulation unit value at end of period.

ACCUMULATION UNIT VALUE AT END OF PERIOD: the current Accumulation unit value at end of period for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the Accumulation unit value at end of period may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;

-    a prorated portion of the contract administrative charge;

-    a prorated portion of the GMIB - MAV fee (if applicable);

-    a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

-    a prorated portion of the PCR fee (if applicable);

-    a prorated portion of the Benefit Protector fee (if applicable); and/or

-    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit value at end of periods will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in Accumulation unit value at end of periods caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                  NUMBER
BY INVESTING AN EQUAL NUMBER                        AMOUNT      ACCUMULATION     OF UNITS
OF DOLLARS EACH MONTH...                 MONTH     INVESTED      UNIT VALUE      PURCHASED
                                          Jan       $ 100           $ 20           5.00

                                          Feb         100             18           5.56
you automatically buy
more units when the                       Mar         100             17           5.88
per unit market
price is low...      ------>              Apr         100             15           6.67

                                          May         100             16           6.25

                                          Jun         100             18           5.56

                                          Jul         100             17           5.88
and fewer units
when the per unit                         Aug         100             19           5.26
market price is
high.                ------>              Sept        100             21           4.76

                                          Oct         100             20           5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.


You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, one-year fixed account and/or the subaccounts you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or one-year fixed account as part of your Special DCA transfers. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next Accumulation unit value at end of period calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually


3 BY PHONE


Call between 8 a.m. and 7 p.m. Central time:

(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next Accumulation unit value at end of period calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge"), MAV death benefit charges (See "Charges -- Maximum Anniversary Value Death Benefit") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.


BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:


-    Return of Purchase Payments death benefit (ROP);

-    Maximum Anniversary Value death benefit (MAV); and

-    Enhanced Death Benefit (EDB).

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a Guaranteed Minimum Income Benefit rider, you must elect the MAV death benefit or the EDB. Once you select a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges-- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT


The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

                                                                     PW X DB
     ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT = -------
                                                                       CV

          PW = the partial withdrawal including any applicable MVA or withdrawal charge.

          DB = the death benefit on the date of (but prior to) the partial withdrawal.

          CV = contract value on the date of (but prior to) the partial withdrawal.
EXAMPLE


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

-    On Jan. 1, 2004 you make an additional purchase payment of $5,000.

- On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-    On March 1, 2005 the contract value grows to $23,000.

     We calculate the ROP benefit on March 1, 2005 as follows:


          Contract value at death:                                              $ 23,000.00
                                                                                ===========
          Purchase payments minus adjusted partial withdrawals:
               Total purchase payments:                                         $ 25,000.00
               minus adjusted partial withdrawals calculated as:
               1,500 x 25,000
               --------------  =                                                  -1,704.55
                   22,000                                                       -----------
               for a death benefit of:                                          $ 23,295.45
                                                                                ===========
          ROP death benefit, calculated as the greatest of these two values:    $ 23,295.45

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.


If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit you may not cancel it. If you choose to add the Guaranteed Minimum Income Benefit rider to your contract, you must elect either the MAV death benefit or the Enhanced Death Benefit.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): MAV is a value we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


EXAMPLE


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:


          Contract value at death:                                                     $ 20,500.00
                                                                                       ===========
          Purchase payments minus adjusted partial withdrawals:
               Total purchase payments:                                                $ 20,000.00
               minus the death benefit adjusted partial withdrawals, calculated as:
          $1,500 x $20,000
          ----------------  =                                                            -1,363.64
               $22,000                                                                 -----------
          for a death benefit of:                                                      $ 18,636.36
                                                                                       ===========
          The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
               Greatest of your contract anniversary contract values:                  $ 24,000.00
               plus purchase payments made since that anniversary:                           +0.00
               minus the death benefit adjusted partial withdrawals, calculated as:
          $1,500 x $24,000
          ---------------- =                                                             -1,636.36
               $22,000                                                                 -----------
          for a death benefit of:                                                      $ 22,363.64
                                                                                       ===========
     The MAV death benefit, calculated as the greatest of these
     three values, which is the MAV:                                                   $ 22,363.64

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT


The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with the EDB. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract at the time of purchase. If you choose to add the Guaranteed Minimum Income Benefit to your contract, you must select either the MAV death benefit or the EDB.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 5%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

                                                                 PWT X VAF
     5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = ---------
                                                                    SV

          PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

          VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

           SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE


- You purchase the contract with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2004 is calculated as follows:


          Contract value at death:                                          $ 22,800.00
                                                                            ===========
          Purchase payments minus adjusted partial withdrawals:
               Total purchase payments:                                     $ 25,000.00
               minus adjusted partial withdrawals, calculated as:
               $1,500 x $25,000
               ---------------- =                                             -1,543.21
                    $24,300                                                 -----------
               for a return of purchase payment death benefit of:           $ 23,456.79
                                                                            ===========

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
          The MAV on the immediately preceding anniversary:                 $ 25,000.00
          plus purchase payments made since that anniversary:                     +0.00
          minus adjusted partial withdrawals made since that
          anniversary, calculated as:
          $1,500 x $25,000
          ---------------- =                                                  -1,543.21
               $24,300                                                      -----------
          for a MAV death benefit of:                                       $ 23,456.79
                                                                            ===========
     The 5% rising floor:
          The variable account floor on Jan. 1, 2003,
          calculated as: 1.05 x $20,000 =                                   $ 21,000.00
          plus amounts allocated to the subaccounts since that anniversary:       +0.00
          minus the 5% rising floor adjusted partial withdrawal
          from the subaccounts, calculated as:
          $1,500 x $21,000                                                  $ -1,657.89
          ---------------- =
              $19,000                                                       -----------
          variable account floor benefit:                                   $ 19,342.11
          plus the one-year fixed account value:                              +5,300.00
          5% rising floor (value of the GPAs, one-year fixed account
          and the variable account floor):                                  $ 24,642.11
                                                                            ===========
     EDB, calculated as the greatest of these
     three values, which is the 5% rising floor:                            $ 24,642.11


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next Accumulation unit value at end of period calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 701/2. If you attained age 701/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 701/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 701/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2003 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:


     MAV death benefit (contract value):                               $ 110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
          previously withdrawn):
          0.40 x ($110,000 - $100,000) =                                  +4,000
                                                                       ---------
     Total death benefit of:                                           $ 114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


     MAV death benefit (MAV):                                          $ 110,000
     plus the Benefit Protector benefit (40% of earnings at death):
          0.40 x ($110,000 - $100,000) =                                  +4,000
                                                                       ---------
     Total death benefit of:                                           $ 114,000


- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


     MAV death benefit (MAV adjusted for partial withdrawals):         $  57,619
     plus the Benefit Protector benefit (40% of earnings at death):
          0.40 x ($57,619 - $55,000) =                                    +1,048
                                                                       ---------
     Total death benefit of:                                           $  58,667


- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2005 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:


     MAV death benefit (contract value):                               $ 200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
          previously withdrawn that are one or more years old)           +55,000
                                                                       ---------
     Total death benefit of:                                           $ 255,000


- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:


     MAV death benefit (contract value less any purchase payment
     credits added in the last 12 months):                             $ 249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
          previously withdrawn that are one or more years old)           +55,000
                                                                       ---------
     Total death benefit of:                                           $ 304,500

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:


     MAV death benefit (contract value):                               $ 250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
          previously withdrawn that are one or more years old)
          0.40 x ($250,000 - $105,000) =                                 +58,000
                                                                       ---------
     Total death benefit of:                                           $ 308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plus is not available with EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                    PERCENTAGE IF YOU AND THE ANNUITANT ARE       PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR       UNDER AGE 70 ON THE RIDER EFFECTIVE DATE      70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                            0%                                           0%
Three and Four                        10%                                        3.75%
Five or more                          20%                                         7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the applicable death benefit PLUS

                    IF YOU AND THE ANNUITANT ARE UNDER            IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR       AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...    OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                 Zero                                          Zero
Two                 40% x earnings at death (see above)           15% x earnings at death
Three and Four      40% x (earnings at death + 25% of initial     15% x (earnings at death + 25% of initial
                    purchase payment*)                            purchase payment*)
Five or more        40% x (earnings at death + 50% of initial     15% x (earnings at death + 50% of initial
                    purchase payment*)                            purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

              EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY-- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.


- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:


          MAV death benefit (contract value):                          $ 110,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death
          (MAV rider minus payments not previously withdrawn):
          0.40 x ($110,000 - $100,000) =                                  +4,000
                                                                       ---------
     Total death benefit of:                                           $ 114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


          MAV death benefit (MAV):                                     $ 110,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
          0.40 x ($110,000 - $100,000) =                                  +4,000
          plus 10% of purchase payments made within 60 days of
          contract issue
          and not previously withdrawn: 0.10 x $100,000 =                +10,000
                                                                       ---------
     Total death benefit of:                                           $ 124,000


- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


          MAV death benefit (MAV adjusted for partial withdrawals):    $  57,619
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
          0.40 x ($57,619 - $55,000) =                                    +1,048
          plus 10% of purchase payments made within 60 days of
          contract issue and not previously withdrawn:
          0.10 x $55,000 =                                                +5,500
                                                                       ---------
     Total death benefit of:                                           $  64,167


- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:


          MAV death benefit (contract value):                          $ 200,000
          plus the Benefit Protector Plus benefit which equals
          40% of earnings at death, up to a maximum of 100%
          of purchase payments not previously withdrawn
          that are one or more years old                                 +55,000
          plus 20% of purchase payments made within 60 days of
          contract issue and not previously withdrawn:
          0.20 x $55,000 =                                               +11,000
                                                                       ---------
     Total death benefit of:                                           $ 266,000

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:


          MAV death benefit (contract value less any purchase
          payment credits
          added in the last 12 months):                                $ 249,500
          plus the Benefit Protector Plus benefit which equals
          40% of earnings at death, up to a maximum of
          100% of purchase payments not previously withdrawn
          that are one or more years old                                 +55,000
          plus 20% of purchase payments made within 60 days of
          contract issue and not previously withdrawn:
          0.20 x $55,000 =                                               +11,000
                                                                       ---------
     Total death benefit of:                                           $ 315,500


- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:


          MAV death benefit (contract value):                          $ 250,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death
          (MAV rider minus payments not previously withdrawn):
          0.40 x ($250,000 - $105,000) =                                 +58,000
          plus 20% of purchase payments made within 60 days of
          contract issue and not previously withdrawn:
          0.20 x $55,000 =                                               +11,000
                                                                       ---------
     Total death benefit of:                                           $ 319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)


There are two GMIB rider options available under your contract. Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:


-    you must hold the GMIB for 7 years,

- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary, and

-    there are additional costs associated with the rider.


* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.


The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the EDB at the time you purchase your contract. You cannot add the PCR to your contract if you select a GMIB. The effective date of the GMIB rider will be the contract issue date.


In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.




             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

INVESTMENT SELECTION: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.

YOU MAY SELECT ONE OF THE FOLLOWING GMIB RIDER OPTIONS:

-    GMIB - Maximum Anniversary Value (MAV); or

-    GMIB - 6 % Rising Floor.

GMIB - MAV

GMIB BENEFIT BASE:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAV is a value we calculate on the first contract anniversary as the highest of:
(a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

     PMT X CVG
     ---------
        ECV

          PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.
          CVG = current contract value at the time you exercise the GMIB - MAV. ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

EXERCISING THE GMIB - MAV:

- you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

     --   Plan A - Life Annuity - no refund

     --   Plan B - Life Annuity with ten years certain

     --   Plan D - Joint and last survivor life annuity - no refund

-    You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:
     P(SUB t-1) (1 + i)
     ------------------  =  P(SUB t)
             1.05

         P(SUB t-1)    =  prior annuity payout
         P(SUB t)      =  current annuity payout
         i             =  annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - MAV:

- You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

- You may terminate the GMIB - MAV any time after the seventh rider anniversary.

-    The GMIB - MAV will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.


-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                            GMIB
ANNIVERSARY         CONTRACT VALUE      PURCHASE PAYMENTS           MAV          BENEFIT BASE
  1                   $ 107,000             $ 101,000           $ 107,000
  2                     125,000               101,000             125,000
  3                     132,000               101,000             132,000
  4                     150,000               101,000             150,000
  5                      85,000               101,000             150,000
  6                     120,000               101,000             150,000
  7                     138,000               101,000             150,000          $ 150,000
  8                     152,000               101,000             152,000            152,000
  9                     139,000               101,000             152,000            152,000
 10                     126,000               101,000             152,000            152,000
 11                     138,000               101,000             152,000            152,000
 12                     147,000               101,000             152,000            152,000
 13                     163,000               101,000             163,000            163,000
 14                     159,000               101,000             163,000            163,000
 15                     215,000               101,000             215,000            215,000

NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                   MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                       PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                       GMIB                      LIFE ANNUITY --    LIFE ANNUITY WITH   LAST SURVIVOR LIFE
AT EXERCISE                   BENEFIT BASE                     NO REFUND       TEN YEARS CERTAIN   ANNUITY -- NO REFUND
 10                       $ 152,000 (MAV)                    $   785.84            $   766.08            $ 627.76
 15                         215,000 (Contract Value = MAV)     1,272.80              1,212.60              984.70


The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                       PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                                                 LIFE ANNUITY --    LIFE ANNUITY WITH   LAST SURVIVOR LIFE
AT EXERCISE               CONTRACT VALUE                       NO REFUND       TEN YEARS CERTAIN   ANNUITY -- NO REFUND
 10                        $ 126,000                          $   651.42           $   635.04            $ 520.38
 15                          215,000                            1,272.80             1,212.60              984.70


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

GMIB - 6% RISING FLOOR

GMIB BENEFIT BASE:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3.   the 6% variable account rising floor.


6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


-    the initial purchase payments allocated to the subaccounts increased by 6%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

-    subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

     PMT X CVG
     ---------
        ECV

       PMT = each purchase payment and purchase payment credit make in the five years before you exercise the GMIB.

       CVG = current contract value at the time you exercise the GMIB.

       ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

     PMT X (1.06) (TO THE POWER OF CY)

       CY = the full number of contract years the payment has been in the contract.

EXERCISING THE GMIB - 6% RISING FLOOR:

- you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

     --   Plan A - Life Annuity - no refund

     --   Plan B - Life Annuity with ten years certain

     --   Plan D - Joint and last survivor life annuity - no refund

-    You may change the annuitant for the payouts.


When you exercise your GMIB - 6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.


First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

     P(SUB t-1) (1 + i) = P(SUB t)
     -----------------
              1.05

     P(SUB t-1) =  prior annuity payout

     P(SUB t)   =  current annuity payout

     i          =  annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - 6% RISING FLOOR:

- You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

- You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

-    The GMIB - 6% Rising Floor will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all of your purchase payment to the subaccounts.

-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                             GMIB
ANNIVERSARY         CONTRACT VALUE      PURCHASE PAYMENTS       6% RISING FLOOR  BENEFIT BASE
  1                   $ 107,000             $ 100,000             $ 106,000
  2                     125,000               100,000               112,360
  3                     132,000               100,000               119,102
  4                     150,000               100,000               126,248
  5                      85,000               100,000               133,823
  6                     120,000               100,000               141,852
  7                     138,000               100,000               150,363        $ 150,363
  8                     152,000               100,000               159,388          159,388
  9                     139,000               100,000               168,948          168,948
 10                     126,000               100,000               179,085          179,085
 11                     138,000               100,000               189,830          189,830
 12                     147,000               100,000               201,220          201,220
 13                     215,000               100,000               213,293          215,000
 14                     234,000               100,000               226,090          234,000
 15                     240,000               100,000               239,655          240,000

NOTE: The 6% Rising Floor value is limited at age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB - 6% Rising Floor.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                     PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                       GMIB                    LIFE ANNUITY --    LIFE ANNUITY WITH   LAST SURVIVOR LIFE
AT EXERCISE                   BENEFIT BASE                  NO REFUND        TEN YEARS CERTAIN   ANNUITY -- NO REFUND
10                        $ 179,085 (6% Rising Floor)       $   875.73          $   852.44           $   693.06
15                          240,000 (Contract Value)          1,351.20            1,291.20             1,036.80

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                     PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                       GMIB                    LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                   BENEFIT BASE                  NO REFUND        TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                            $ 126,000                    $   651.42          $   635.04           $   520.38
 15                              240,000                      1,420.80            1,353.60             1,099.20


In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - 6% Rising Floor payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

                                                   PW X TV
     TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                                      CV

          PW = the partial withdrawal including any applicable withdrawal charge or MVA.

          TV = the target value on the date of (but prior to) the partial withdrawal.

          CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

OPTION A) You may choose to accept a PCR credit to your contract equal to:

     5% X (PP - PCRPW - PP5)

          PP = total purchase payments and purchase payment credits.

       PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary).
               For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

         PP5 = purchase payments and purchase payment credits made in the prior five years.

               We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

OPTION B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.

- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

-    The PCR will terminate on the date:

     --   you make a full withdrawal from the contract,

     --   that a death benefit is payable, or

     --   you choose to begin taking annuity payouts.

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to the contract


-    There are no additional purchase payments and no partial withdrawals


-    On Jan. 1, 2013, the contract value is $200,000

- We determine the target value on Jan. 1, 2013 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)10 = $101,000 x 2.00423 = $202,427.


     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:
     5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.


     After application of the PCR credit, your total contract value on Jan. 1, 2013 would be $205,050.

- On Feb. 1, 2013, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2013 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

- If on Feb. 1, 2013, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2013 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2023.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.91% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, EDB, BENEFIT PROTECTOR OR BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

-    the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.


American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                     2002          2001          2000          1999          1998
Net investment income                       $   292,067   $   271,718   $   299,759   $   322,746   $   340,219
Net gain (loss) on investments                        3       (89,920)          469         6,565        (4,788)
Other                                            18,906        16,245        12,248         8,338         7,662
TOTAL REVENUES                              $   310,976   $   198,043   $   312,476   $   337,649   $   343,093
(LOSS) INCOME BEFORE INCOME TAXES           $   (52,177)  $   (63,936)  $    38,452   $    50,662   $    36,421
NET (LOSS) INCOME                           $   (33,690)  $   (41,728)  $    24,365   $    33,987   $    22,026
TOTAL ASSETS                                $ 8,026,730   $ 5,275,681   $ 4,652,221   $ 4,603,343   $ 4,885,621


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS


2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 % to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4 % to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 22
Rating Agencies                                          p. 23
Principal Underwriter                                    p. 23
Independent Auditors                                     p. 23
Condensed Financial Information (Unaudited)              p. 24
Financial Statements


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL


STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

                                          PW X RP
     RPA ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                            CV

          PW = the partial withdrawal including any applicable withdrawal charge or MVA.

          CV = the contract value on the date of (but prior to) the partial withdrawal.

          RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA   EPA
     EPA ADJUSTED PARTIAL WITHDRAWALS = -------- X ---
                                           CV      RPA

          PW = the partial withdrawal including any applicable withdrawal charge or MVA.

          CV = the contract value on the date of (but prior to) the partial withdrawal.

          EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

          RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.


- On Jan. 1, 2003 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2009 you make an additional purchase payment in the amount of $100,000.


-    Contract values before any partial withdrawals are shown below.


-    On Jan. 1, 2006 you make a partial withdrawal in the amount of $10,000.

- On Jan. 1, 2011 you make another partial withdrawal in the amount of $10,000.


NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                             TOTAL PURCHASE PAYMENTS               CONTRACT VALUE
Jan. 1, 2003                           $ 100,000                          $ 100,000
Jan. 1, 2004                             100,000                            110,000
Jan. 1, 2005                             100,000                            115,000
Jan. 1, 2006                             100,000                            120,000
Jan. 1, 2007                             100,000                            115,000
Jan. 1, 2008                             100,000                            120,000
Jan. 1, 2009                             200,000                            225,000
Jan. 1, 2010                             200,000                            230,000
Jan. 1, 2011                             200,000                            235,000
Jan. 1, 2012                             200,000                            230,000
Jan. 1, 2013                             200,000                            235,000


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on Jan. 1, 2006:
      RPA before the partial withdrawal =                              RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal     $10,000 X $100,000
      minus the RPA adjusted partial withdrawals for all               ------------------ = $8,333
      previous  partial withdrawals = $100,000 - 0 = $100,000                $120,000

For the second partial withdrawal on Jan. 1, 2011:
      RPA before the partial withdrawal =                              RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal     $10,000 X $191,667
      minus the RPA adjusted partial withdrawals for all               ------------------ = $8,156
      previous partial withdrawals = $200,000 - $8,333 = $191,667            $235,000

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2006:
      EPA before the partial withdrawal =                              EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal     $10,000 X $100,000   $100,000
      AND the five-year exclusion period minus the                     ------------------ X -------- = $8,156
      EPA adjusted partial withdrawals for all previous                      $120,000       $100,000
      partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:
      EPA before the partial withdrawal =                              EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal     $10,000 X $91,844    $91,844
      AND the five-year exclusion period minus the                     ----------------- X  ------- = $1,873
      EPA adjusted partial withdrawals for all previous                     $235,000        $191,667
      partial withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  OSCAR #564632
                                                                  -------------
                                                                  45272 D (5/03)

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS

INNOVATIONS(SM) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)


           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds, Series II Shares


- AllianceBernstein Variable Products Series Fund, Inc. (Class B) (previously Alliance Variable Products Series Fund (Class B))


-    Fidelity(R) Variable Insurance Products Service Class 2

-    Franklin(R) Templeton(R) Variable Insurance Products Trust
     (FTVIPT) - Class 2

-    MFS(R) Variable Insurance Trust(SM) - Service Class

-    Oppenheimer Variable Account Funds - Service Shares

-    Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                     3
THE CONTRACT IN BRIEF                                                         4
EXPENSE SUMMARY                                                               7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                  12
FINANCIAL STATEMENTS                                                         20
PERFORMANCE INFORMATION                                                      20
THE VARIABLE ACCOUNT AND THE FUNDS                                           21
GUARANTEE PERIOD ACCOUNTS (GPAS)                                             27
THE ONE-YEAR FIXED ACCOUNT                                                   29
BUYING YOUR CONTRACT                                                         30
CHARGES                                                                      32
VALUING YOUR INVESTMENT                                                      37
MAKING THE MOST OF YOUR CONTRACT                                             38
WITHDRAWALS                                                                  42
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                         42
CHANGING OWNERSHIP                                                           42
BENEFITS IN CASE OF DEATH                                                    43
OPTIONAL BENEFITS                                                            47
THE ANNUITY PAYOUT PERIOD                                                    59
TAXES                                                                        61
VOTING RIGHTS                                                                63
SUBSTITUTION OF INVESTMENTS                                                  63
ABOUT THE SERVICE PROVIDERS                                                  64
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                        65
ADDITIONAL INFORMATION                                                       70
EXPERTS                                                                      70
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
FINANCIAL INFORMATION                                                        71
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                                       85
APPENDIX: PERFORMANCE CREDIT RIDER
ADJUSTED PARTIAL WITHDRAWAL                                                  86


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "AEL" refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs)(1): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 21)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states(1). (p. 27 and p. 29)


     (1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 30)


MINIMUM INITIAL PURCHASE PAYMENTS

     If paying by Systematic Investment Plan:
        $50 initial payment.
        $50 for additional payments.

     If paying by any other method:
        $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
        $2,000 initial payment for contracts issued in all other states.
        $100 for additional payments.


MAXIMUM TOTAL PURCHASE PAYMENTS* (without prior approval):

        $1,000,000


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland and Alabama.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 40)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 42)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 42)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 43)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 47)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 59)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 61)


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

CHARGES: We assess certain charges in connection with your contract (p. 32):


-    $40 annual contract administrative charge(1);


- if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee of 0.55% of the adjusted contract value(2);

-    if you select the Guaranteed Minimum Benefit Rider - 6% Rising Floor (GMIB
     - 6% Rising Floor) an annual fee of 0.75% of the adjusted contract value(2);


- if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);

- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);


- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(3);

-    withdrawal charge;


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- the total variable account expenses (if you make allocations to one or more subaccounts):


                                                     VARIABLE ACCOUNT      TOTAL MORTALITY AND   TOTAL VARIABLE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:             ADMINISTRATIVE CHARGE    EXPENSE RISK FEE     ACCOUNT EXPENSE
 QUALIFIED ANNUITIES
 Return of Purchase Payments death benefit (ROP)           0.15%                  0.85%               1.00%
 Maximum Anniversary Value death benefit (MAV)(4)          0.15                   0.95                1.10
 Enhanced Death Benefit (EDB)(4)                           0.15                   1.15                1.30

 NONQUALIFIED ANNUITIES
 ROP death benefit                                         0.15                   1.10                1.25
 MAV death benefit(4)                                      0.15                   1.20                1.35
 EDB(4)                                                    0.15                   1.40                1.55

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(5):

 QUALIFIED ANNUITIES
 ROP death benefit                                         0.15                   1.15                1.30
 MAV death benefit(4)                                      0.15                   1.25                1.40
 EDB(4)                                                    0.15                   1.45                1.60

 NONQUALIFIED ANNUITIES
 ROP death benefit                                         0.15                   1.40                1.55
 MAV death benefit(4)                                      0.15                   1.50                1.65
 EDB(4)                                                    0.15                   1.70                1.85



(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


(4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

(5) The five-year withdrawal charge schedule may not be available in all states.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.



                                  WITHDRAWAL CHARGE SCHEDULE
                SEVEN-YEAR SCHEDULE                         FIVE-YEAR SCHEDULE
     YEARS FROM PURCHASE   WITHDRAWAL CHARGE    YEARS FROM PURCHASE    WITHDRAWAL CHARGE
       PAYMENT RECEIPT        PERCENTAGE          PAYMENT RECEIPT         PERCENTAGE
             1                    8%                    1                     8%
             2                    8                     2                     7
             3                    7                     3                     6
             4                    7                     4                     4
             5                    6                     5                     2
             6                    5                     Thereafter            0
             7                    3
             Thereafter           0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                          $  40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

GMIB - MAV                                                                                                      0.55%*

GMIB - 6% RISING FLOOR                                                                                          0.75%*
(As a percentage of the adjusted contract value charged annually at the contract anniversary.)

PERFORMANCE CREDIT RIDER (PCR) FEE                                                                              0.15%*
(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                                               0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                                     0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)



* This fee applies only if you elect this optional feature.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value.)


You can choose a qualified or nonqualified contract, the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.



                                           VARIABLE ACCOUNT      TOTAL MORTALITY AND   TOTAL VARIABLE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:   ADMINISTRATIVE CHARGE    EXPENSE RISK FEE     ACCOUNT EXPENSE
 QUALIFIED ANNUITIES
 ROP death benefit                               0.15%                  0.85%               1.00%
 MAV death benefit(1)                            0.15                   0.95                1.10
 EDB(1)                                          0.15                   1.15                1.30

 NONQUALIFIED ANNUITIES
 ROP death benefit                               0.15                   1.10                1.25
 MAV death benefit(1)                            0.15                   1.20                1.35
 EDB(1)                                          0.15                   1.40                1.55

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:

 QUALIFIED ANNUITIES
 ROP death benefit                               0.15                   1.15                1.30
 MAV death benefit(1)                            0.15                   1.25                1.40
 EDB(1)                                          0.15                   1.45                1.60

 NONQUALIFIED ANNUITIES
 ROP Payment death benefit                       0.15                   1.40                1.55
 MAV death benefit(1)                            0.15                   1.50                1.65
 EDB(1)                                          0.15                   1.70                1.85



(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                              MINIMUM   MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements     .69%     1.48%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                GROSS TOTAL
                                                                MANAGEMENT   12b-1     OTHER      ANNUAL
                                                                   FEES      FEES    EXPENSES    EXPENSES
AXP(R) Variable Portfolio -
        Bond Fund                                                   .60%      .13%     .07%        .80%(1)
        Cash Management Fund                                        .51       .13      .05         .69(1)
        Diversified Equity Income Fund                              .56       .13      .18         .87(1)
        Federal Income Fund                                         .61       .13      .09         .83(1)
        Growth Fund                                                 .56       .13      .12         .81(1)
        NEW DIMENSIONS FUND(R)                                      .61       .13      .05         .79(1)
        Partners Small Cap Value Fund                              1.03       .13      .32        1.48(1)
        S&P 500 Index Fund                                          .29       .13      .40         .82(2)
AIM V.I.
        Basic Value Fund, Series II Shares                          .73       .25      .43        1.41(3)
        Capital Development Fund, Series II Shares                  .75       .25      .39        1.39(3)
        Premier Equity Fund, Series II Shares                       .61       .25      .24        1.10(3)
AllianceBernstein Variable Products Series Fund, Inc.
        AllianceBernstein Growth and Income Portfolio (Class B)     .63       .25      .05         .93(4)
        AllianceBernstein Premier Growth Portfolio (Class B)       1.00       .25      .06        1.31(4)
        AllianceBernstein Technology Portfolio (Class B)           1.00       .25      .21        1.46(4)
        AllianceBernstein Total Return Portfolio (Class B)          .63       .25      .17        1.05(4)
Fidelity(R) VIP
        Contrafund(R) Portfolio Service Class 2                     .58       .25      .10         .93(4)
        Growth Portfolio Service Class 2                            .58       .25      .10         .93(4)
        Mid Cap Portfolio Service Class 2                           .58       .25      .12         .95(4)
        Overseas Portfolio Service Class 2                          .73       .25      .18        1.16(4)
FTVIPT
        Franklin Real Estate Fund - Class 2                         .53       .25      .04         .82(5),(6)
        Franklin Small Cap Fund - Class 2                           .53       .25      .31        1.09(6),(7)
        Franklin Small Cap Value Securities Fund - Class 2          .59       .25      .20        1.04(6),(7)
        Mutual Shares Securities Fund - Class 2                     .60       .25      .21        1.06(6),(7)
        Templeton Foreign Securities Fund - Class 2                 .70       .25      .20        1.15(6),(7)


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                GROSS TOTAL
                                                                MANAGEMENT   12b-1     OTHER      ANNUAL
                                                                   FEES      FEES    EXPENSES    EXPENSES
MFS(R)
      Investors Growth Stock Series - Service Class                  .75%     .25%     .13%        1.13%(8),(9)
      New Discovery Series - Service Class                           .90      .25      .15         1.30(8),(9)
      Total Returns Series - Service Class                           .75      .25      .11         1.11(8)
      Utilities Series - Service Class                               .75      .25      .19         1.19(8),(9)
Oppenheimer Variable Account Funds
      Capital Appreciation Fund/VA, Service Shares                   .65      .15      .01          .81(10)
      Global Securities Fund/VA, Service Shares                      .65      .23      .02          .90(10)
      High Income Fund/VA, Service Shares                            .74      .25      .03         1.02(10)
      Main Street Small Cap Fund/VA, Service Shares                  .75      .24      .22         1.21(10)
      Strategic Bond Fund/VA, Service Shares                         .74      .25      .07         1.06(10)
Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares             .48      .25      .04          .77(4)
      Putnam VT International Equity Fund - Class IB Shares          .77      .25      .22         1.24(4)
      (previously Putnam VT International Growth Fund -
        Class IB Shares)
      Putnam VT Research Fund - Class IB Shares                      .65      .25      .13         1.03(4)
      Putnam VT Vista Fund - Class IB Shares                         .64      .25      .10          .99(4)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5)  The Fund administration fee is paid indirectly through the management fee.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(8) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(9) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.29% for New Discovery Series and 1.18% for Utilities Series.

(10) Current 12b-1 is 0.25 basis points. Figure shown is actual 12b-1 for calendar year 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.19% for Main Street Small Cap Fund/VA, Service Shares and 0.04% and 1.03% for Strategic Bond Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV death benefit, Benefit Protector Plus and the GMIB - 6% Rising Floor. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                               IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                          AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Seven-year withdrawal charge schedule  $ 1,210.51  $ 1,942.59  $ 2,689.63  $ 4,274.44  $  410.51  $ 1,242.59  $ 2,089.53  $ 4,274.44
Five-year withdrawal charge schedule     1,241.26    1,931.58    2,432.38    4,531.10     441.26    1,331.58    2,232.38    4,531.10

QUALIFIED ANNUITY                        1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Seven-year withdrawal charge schedule  $ 1,184.89  $ 1,868.01  $ 2,569.26  $ 4,054.49  $  384.89  $ 1,168.01  $ 1,969.26  $ 4,054.49
Five-year withdrawal charge schedule     1,215.64    1,857.46    2,313.55    4,317.77     415.64    1,257.46    2,113.55    4,317.77


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                               IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                          AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Seven-year withdrawal charge schedule  $ 1,001.41  $ 1,322.46  $ 1,669.02  $ 2,307.47  $  201.41  $   622.46  $ 1,069.02  $ 2,307.47
Five-year withdrawal charge schedule     1,032.16    1,315.31    1,424.68    2,622.40     232.16      715.31    1,224.68    2,622.40

QUALIFIED ANNUITY                        1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Seven-year withdrawal charge schedule  $   975.79  $ 1,244.65  $ 1,537.81  $ 2,037.82  $  175.79  $   544.65  $   937.81  $ 2,037.82
Five-year withdrawal charge schedule     1,006.54    1,237.97    1,295.10    2,360.60     206.54      637.97    1,095.10    2,360.60



* In these examples, the $40 contract administrative charge is approximated as a .025% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combination. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



YEAR ENDED DEC. 31,                                                       2002     2001    2000   1999  1998  1997  1996  1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.04       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      63       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT SBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $ 1.09   $ 1.03  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.14   $ 1.09  $ 1.03    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     894    1,363     688    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%    1.60%   1.60%   --    --    --    --    --

SUBACCOUNT UCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $ 1.06   $ 1.03  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.06   $ 1.06  $ 1.03    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     697      554      53    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --
Simple yield(11)                                                          (0.20%)     --      --    --    --    --    --    --
Compound yield(11)                                                        (0.20%)     --      --    --    --    --    --    --

SUBACCOUNT SCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $ 1.05   $ 1.03  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.04   $ 1.05  $ 1.03    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)  12,876   11,399  11,511    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%    1.60%   1.60%   --    --    --    --    --

SUBACCOUNT UDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.78       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      26       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WDEI2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $ 1.08   $ 1.08  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.86   $ 1.08  $ 1.08    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      36       34       3    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%    1.65%   1.65%   --    --    --    --    --

SUBACCOUNT UFIF1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $ 1.11   $ 1.06  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.17   $ 1.11  $ 1.06    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     645       30      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT WFDI2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $ 1.10   $ 1.05  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.15   $ 1.10  $ 1.05    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)   1,155      592     331    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%    1.65%   1.65%   --    --    --    --    --

SUBACCOUNT UGRO1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.81       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                       2002     2001    2000   1999  1998  1997  1996  1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRO1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                           $ 0.52   $ 0.77  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.38   $ 0.52  $ 0.77    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     476      546     554    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%    1.60%   1.60%   --    --    --    --    --

SUBACCOUNT UNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $ 0.76   $ 0.92  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.59   $ 0.76  $ 0.92    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      95       20      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT  WNDM2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $ 0.70   $ 0.86  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.54   $ 0.70  $ 0.86    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     363      701     483    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%    1.65%   1.65%   --    --    --    --    --

SUBACCOUNT USVA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.79       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      21       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WSVA2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.79       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%      --      --    --    --    --    --    --

SUBACCOUNT USPF1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                           $ 0.80   $ 0.92  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.61   $ 0.80  $ 0.92    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     360      112       7    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT USPF4(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                           $ 0.80   $ 0.92  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.61   $ 0.80  $ 0.92    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)   4,960    1,756     110    --    --    --    --    --
Ratio of operating expense to average net assets                           1.35%    1.35%   1.35%   --    --    --    --    --

SUBACCOUNT UABA1(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.76       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     113       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WABA8(6) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.95       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --

SUBACCOUNT UAAD1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.75       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      30       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                       2002     2001    2000   1999  1998  1997  1996  1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAD8(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.94       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --

SUBACCOUNT UAVA1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.78       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       3       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WAVA8(8) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.74       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --

SUBACCOUNT UGIP1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                           $ 0.97   $ 0.97  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.74   $ 0.97  $ 0.97    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)   1,341      640      31    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT WGIP8(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.95       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       1       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --

SUBACCOUNT UPRG1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                           $ 0.65   $ 0.80  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.45   $ 0.65  $ 0.80    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)   1,003      741      47    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT SPGR1(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                           $ 0.70   $ 0.86  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.48   $ 0.70  $ 0.86    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)   4,631    7,466   9,298    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%    1.60%   1.60%   --    --    --    --    --

SUBACCOUNT UTEC1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                           $ 0.51   $ 0.69  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.30   $ 0.51  $ 0.69    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     372      364      44    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT STEC1(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                           $ 0.51   $ 0.70  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.29   $ 0.51  $ 0.70    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)   3,655    6,380   9,543    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%    1.60%   1.60%   --    --    --    --    --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                       2002     2001    2000   1999  1998  1997  1996  1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAGR1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.91       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       9       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT UAGR4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
(PREVIOUSLY ALLIANCE VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.91       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      71       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.35%      --      --    --    --    --    --    --

SUBACCOUNT UFCO1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.86       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     209       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WFCO8(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.97       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --

SUBACCOUNT UFGR1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.75       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      18       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WFGR8(8) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.73       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --

SUBACCOUNT UFMC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.85       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      94       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WMDC2(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $ 1.06   $ 1.00      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.94   $ 1.06      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      42        8      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%    1.65%     --    --    --    --    --    --

SUBACCOUNT UFOV1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.75       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      23       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT UFOV4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.75       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       4       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.35%      --      --    --    --    --    --    --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                       2002     2001    2000   1999  1998  1997  1996  1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT URES1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.93       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      14       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WRES2(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 1.25   $ 1.18  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.26   $ 1.25  $ 1.18    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      58       11       2    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%    1.65%   1.65%   --    --    --    --    --

SUBACCOUNT USMC1(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 0.75   $ 0.90  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.53   $ 0.75  $ 0.90    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     656      312      52    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT WSMC2(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 0.50   $ 0.60  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.35   $ 0.50  $ 0.60    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     331      348     258    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%    1.65%   1.65%   --    --    --    --    --

SUBACCOUNT UVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.80       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      24       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WVAS2(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.79       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       4       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%      --      --    --    --    --    --    --

SUBACCOUNT UMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 1.16   $ 1.09  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.01   $ 1.16  $ 1.09    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     753       61      21    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT WMSS2(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 1.17   $ 1.11  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.02   $ 1.17  $ 1.11    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     123       41       3    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%    1.65%   1.65%   --    --    --    --    --

SUBACCOUNT UINT1(3),(9) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 0.85   $ 1.02  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.68   $ 0.85  $ 1.02    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     513      324      22    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT WINT8(8),(9) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.84       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     330       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                       2002     2001    2000   1999  1998  1997  1996  1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS1(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $ 0.71   $ 0.95  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.50   $ 0.71  $ 0.95    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     421      326       3    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT UGRS4(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $ 0.70   $ 0.95  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.50   $ 0.70  $ 0.95    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)   2,832    1,928     187    --    --    --    --    --
Ratio of operating expense to average net assets                           1.35%    1.35%   1.35%   --    --    --    --    --

SUBACCOUNT UNDS1(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $ 0.95   $ 1.01  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.64   $ 0.95  $ 1.01    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     165      115      27    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT WSND8(8) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.73       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --

SUBACCOUNT UTRS1(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $ 1.10   $ 1.12  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.04   $ 1.10  $ 1.12    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)   1,585      792      45    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT WSTR8(8) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.93       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       6       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --

SUBACCOUNT USUT1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.87       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WSUT8(8) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.85       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --

SUBACCOUNT UOCA1(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.78       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       9       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WOCA8(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.97       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                       2002     2001    2000   1999  1998  1997  1996  1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOGS1(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.77       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      25       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WOGS2(5) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.77       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%      --      --    --    --    --    --    --

SUBACCOUNT UOHI1(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.96       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      18       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT UOHI4(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.96       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      76       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.35%      --      --    --    --    --    --    --

SUBACCOUNT UOSM1(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.79       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      33       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WOSM8(6) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.95       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      13       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --

SUBACCOUNT USTB1(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.04       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      38       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WSTB2(5) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.03       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%      --      --    --    --    --    --    --

SUBACCOUNT UGIN1(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $ 0.99   $ 1.07  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.79   $ 0.99  $ 1.07    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     379      287      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT WGIN8(8) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.81       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.60%      --      --    --    --    --    --    --


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                       2002     2001    2000   1999  1998  1997  1996  1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IBSHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.80       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      33       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT WIGR2(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IBSHARES)
Accumulation unit value at beginning of period                           $ 0.59   $ 0.75  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.47   $ 0.59  $ 0.75    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     666      730     499    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%    1.65%   1.65%   --    --    --    --    --

SUBACCOUNT UPRE1(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.81       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       1       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%      --      --    --    --    --    --    --

SUBACCOUNT UPRE4(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $ 1.00       --      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.81       --      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       7       --      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.35%      --      --    --    --    --    --    --

SUBACCOUNT UVIS1(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $ 0.60   $ 0.92  $ 1.00    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.42   $ 0.60  $ 0.92    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     163      265      35    --    --    --    --    --
Ratio of operating expense to average net assets                           1.00%    1.00%   1.00%   --    --    --    --    --

SUBACCOUNT WVIS2(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $ 0.73   $ 1.00      --    --    --    --    --    --
Accumulation unit value at end of period                                 $ 0.33   $ 0.73      --    --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     608      384      --    --    --    --    --    --
Ratio of operating expense to average net assets                           1.65%    1.65%     --    --    --    --    --    --


   (1)  Operations commenced on May 21, 2002.


   (2)  Operations commenced on Feb. 11, 2000.

   (3)  Operations commenced on May 30, 2000.

   (4)  Operations commenced on March 3, 2000.

   (5)  Operations commenced on May 1, 2002.

   (6)  Operations commenced on July 31, 2002.

   (7)  Operations commenced on Aug. 30, 2002.

   (8)  Operations commenced on March 1, 2002.

   (9) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

   (10) Operations commenced on May 1, 2001.

   (11) Net of annual contract administrative charge and mortality and expense risk fee.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and do not have any activity as of the date of the financial statements.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    applicable mortality and expense risk fee,


-    MAV death benefit fee,

-    GMIB - 6% Rising Floor fee,


-    Benefit Protector Plus fee, and


- applicable withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.


ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.


ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT       INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
UBND1   ESI      AXP(R) Variable Portfolio - Bond    Objective: high level of current           IDS Life Insurance Company
UBND2   UBND6    Fund (effective 6-27-03  AXP(R)     income while conserving the value of       (IDS Life), adviser;
PBND1   SBND1    Variable Portfolio - Bond Fund      the investment and continuing a high       American Express Financial
UBND5   UBND7    will change to AXP(R) Variable      level of income for the longest time       Corporation (AEFC),
UBND4   UBND8    Portfolio - Diversified Bond        period. Invests primarily in bonds and     subadviser.
                 Fund)                               other debt obligations.

UCMG1   EMS      AXP(R) Variable Portfolio - Cash    Objective: maximum current income          IDS Life, adviser; AEFC,
UCMG2   UCMG6    Management Fund                     consistent with liquidity and              subadviser.
PCMG1   SCMG1                                        stability of principal. Invests
UCMG5   UCMG7                                        primarily in money market securities.
UCMG4   UCMG8

UDEI1   WDEI5    AXP(R) Variable Portfolio -         Objective: high level of current           IDS Life, adviser; AEFC,
UDEI2   UDEI6    Diversified Equity  Income Fund     income and, as a secondary goal,           subadviser.
PDEI1   SDEI1                                        steady growth of capital. Invests
UDEI5   WDEI2                                        primarily in dividend-paying common
UDEI4   UDEI8                                        and preferred stocks.

UFIF1   WFDI5    AXP(R) Variable Portfolio -         Objective: a high level of current         IDS Life, adviser; AEFC,
UFIF2   UFIF6    Federal Income Fund (effective      income and safety of principal             subadviser.
UFIF3   SFDI1    6-27-03  AXP(R) Variable            consistent with an investment in U.S.
UFIF5   WFDI2    Portfolio - Federal Income          government and government agency
UFIF4   UFIF8    Fund will change to AXP(R)          securities. Invests primarily in debt
                 Variable Portfolio - Short          obligations issued or guaranteed as to
                 Term U.S. Government Fund)          principal and interest by the U.S.
                                                     government, its agencies or
                                                     instrumentalities.

UGRO1   EVG      AXP(R) Variable Portfolio -         Objective: long-term capital growth.       IDS Life, adviser; AEFC,
UGRO2   UGRO6    Growth Fund                         Invests primarily in common stocks and     subadviser.
UGRO3   SGRO1                                        securities convertible into common
UGRO5   UGRO7                                        stocks that appear to offer growth
UGRO4   UGRO8                                        opportunities.

UNDM1   EGD      AXP(R) Variable Portfolio - NEW     Objective: long-term growth of             IDS Life, adviser; AEFC,
UNDM2   UNDM6    DIMENSIONS FUND(R)                  capital. Invests primarily in common       subadviser.
PNDM1   SNDM1                                        stocks showing potential for
UNDM5   WNDM2                                        significant growth.
UNDM4   UNDM8

USVA1   WSVA5    AXP(R) Variable Portfolio -         Objective: long-term capital               IDS Life, adviser; AEFC,
USVA2   USVA6    Partners Small Cap  Value Fund      appreciation. Non-diversified fund         subadviser; Royce &
WSVA6   WSVA8                                        that invests primarily in equity           Associates, LLC., Third
USVA5   WSVA2                                        securities.                                Avenue Management LLC and
USVA4   USVA8                                                                                   National City Investment
                                                                                                Company, subadvisers.

USPF1   WSPF5    AXP(R) Variable Portfolio - S&P     Objective: long-term capital               IDS Life, adviser; AEFC,
USPF2   USPF6    500(R) Index Fund                   appreciation. Non-diversified fund         subadviser.
USPF3   WSPF8                                        that invests primarily in securities
USPF5   USPF7                                        that are expected to provide
USPF4   USPF8                                        investment results that correspond to
                                                     the performance of the S&P 500(R) Index.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
UABA1   WABA5    AIM V.I. Basic Value Fund,          Objective: long-term growth of             A I M Advisors, Inc.
UABA2   UABA6    Series II Shares                    capital. Invests at least 65% of its
UABA3   WABA8                                        total assets in equity securities of
UABA5   UABA7                                        U.S. issuers that have market
UABA4   UABA8                                        capitalizations of greater than  $500
                                                     million and are believed to be
                                                     undervalued in relation to long-term
                                                     earning power or other factors. The
                                                     fund may invest 25% of its assets in
                                                     foreign securities.

UAAD1   WAAD5    AIM V.I. Capital Development        Objective: long-term growth of             A I M Advisors, Inc.
UAAD2   UAAD6    Fund,  Series II Shares             capital. Invests primarily in
UAAD3   WAAD8                                        securities (including common stocks,
UAAD5   UAAD7                                        convertible securities and bonds) of
UAAD4   UAAD8                                        small- and medium-sized companies. The
                                                     Fund may invest up to 25% of its assets
                                                     in foreign securities.

UAVA1   WAVA5    AIM V.I. Premier Equity Fund,       Objective: long-term growth of capital     A I M Advisors, Inc.
UAVA2   UAVA6    Series II Shares                    with income as a secondary objective.
UAVA3   WAVA8                                        Invests normally at least 80% of its
UAVA5   UAVA7                                        net assets, plus the amount of any
UAVA4   UAVA8                                        borrowings for investment purposes, in
                                                     equity securities including convertible
                                                     securities. The fund also may invest in
                                                     preferred stocks and debt instruments
                                                     that have prospects for growth of
                                                     capital. The Fund may invest up to 25%
                                                     of its assets in foreign securities.

UGIP1   WGIP5    AllianceBernstein VP Growth         Objective: reasonable current income       Alliance Capital Management,
UGIP2   UGIP6    and Income Portfolio (Class         and reasonable appreciation. Invests       L.P.
UGIP3   WGIP8    B) (previously Alliance VP          primarily in dividend-paying common
UGIP5   UGIP7    Growth and Income Portfolio         stocks of good quality.
UGIP4   UGIP8    (Class B))

UPRG1   EPP      AllianceBernstein VP Premier        Objective: long-term growth of capital     Alliance Capital Management,
UPRG2   UPRG6    Growth Portfolio (Class B)          by pursuing aggressive investment          L.P.
UPRG3   SPGR1    (previously Alliance VP             policies. Invests primarily in equity
UPRG5   UPRG7    Premier Growth Portfolio            securities of a limited number of
UPRG4   UPRG8    (Class B))                          large, carefully selected,
                                                     high-quality U.S. companies that are
                                                     judged likely to achieve superior
                                                     earnings growth.

UTEC1   ETC      AllianceBernstein VP                Objective: growth of capital. Current      Alliance Capital Management,
UTEC2   UTEC6    Technology Portfolio (Class B)      income is only an incidental               L.P.
UTEC3   STEC1    (previously Alliance VP             consideration. Invests primarily in
UTEC5   UTEC7    Technology Portfolio (Class B))     securities of companies expected to
UTEC4   UTEC8                                        benefit from technological advances
                                                     and improvements.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
UAGR1   WAGR5    AllianceBernstein VP Total          Objective: achieve a high return           Alliance Capital Management,
UAGR2   UAGR6    Return Portfolio (Class B)          through a combination of current           L.P.
UAGR3   WAGR8    (previously Alliance VP Total       income and capital appreciation.
UAGR5   UAGR7    Return Portfolio (Class B))         Invests primarily in  U.S. government
UAGR4   UAGR8                                        and agency obligations, bonds,
                                                     fixed-income senior securities
                                                     (including short-and long-term debt
                                                     securities and preferred stocks to the
                                                     extent their value is attributable to
                                                     their fixed-income characteristics),
                                                     and common stocks.

UFCO1   WFCO5    Fidelity(R) VIP Contrafund(R)       Objective: seeks long-term capital         Fidelity Management &
UFCO2   UFCO6    Portfolio Service Class 2           appreciation. Normally invests             Research Company (FMR),
UFCO3   WFCO8                                        primarily in common stocks. Invests in     investment manager; FMR U.K.
UFCO5   UFCO7                                        either "growth" stocks or "value"          and FMR  Far East,
UFCO4   UFCO8                                        stocks or both. Invests in securities      sub-investment advisers.
                                                     of companies whose value it believes is
                                                     not fully recognized by the public. The
                                                     fund invests in domestic and foreign
                                                     issuers.

UFGR1   WFGR5    Fidelity(R) VIP Growth Portfolio    Objective: seeks to achieve capital        FMR, investment manager;
UFGR2   UFGR6    Service Class 2                     appreciation. Normally invests             FMR U.K., FMR Far East,
UFGR3   WFGR8                                        primarily in common stocks of foreign      sub-investment advisers.
UFGR5   UFGR7                                        and domestic companies that it
UFGR4   UFGR8                                        believes have above-average growth
                                                     potential.

UFMC1   WMDC5    Fidelity(R) VIP Mid Cap             Objective: seeks long-term growth of       FMR, investment manager;
UFMC2   UFMC6    Portfolio Service Class 2           capital. Normally invests at least 80%     FMR U.K., FMR Far East,
WMDC6   WMDC8                                        of assets in securities of foreign and     sub-investment advisers.
UFMC5   WMDC2                                        domestic companies with medium market
UFMC4   UFMC8                                        capitalization common stocks. Invests
                                                     in growth or value common common
                                                     stocks. May invest in companies with
                                                     smaller or larger market
                                                     capitalizations.

UFOV1   WFOV5    Fidelity(R) VIP Overseas            Objective: seeks long-term growth of       FMR, investment manager;
UFOV2   UFOV6    Portfolio Service Class 2           capital. Normally invests primarily in     FMR U.K., FMR Far East,
UFOV3   WFOV8                                        common stocks of foreign securities.       Fidelity International
UFOV5   UFOV7                                        Normally invests at least 80% of           Investment Advisors (FIIA)
UFOV4   UFOV8                                        assets in non-U.S. securities.             and FIIA U.K.,
                                                                                                sub-investment advisers.

URES1   ERE      FTVIPT Franklin Real Estate         Objective: seeks capital appreciation,     Franklin Advisers, Inc.
URES2   URES6    Fund - Class 2                      with current income as a secondary
WRES6   SRES1                                        goal. The Fund normally invests at
URES5   WRES2                                        least 80% of its net assets in
URES4   URES8                                        investments of companies operating in
                                                     the real estate sector. The Fund
                                                     invests primarily in equity real estate
                                                     investment trusts (REITs).


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
USMC1   WSMC5    FTVIPT Franklin Small Cap           Objective: seeks long-term capital         Franklin Advisers, Inc.
USMC2   USMC6    Fund - Class 2                      growth. The Fund normally invests at
PSMC1   WSMC8                                        least 80% of its net assets in
USMC5   WSMC2                                        investments of small capitalization
USMC4   USMC8                                        companies. For this Fund, small cap
                                                     companies are those with market
                                                     capitalization values not exceeding (i)
                                                     $1.5 billion; or (ii) the highest
                                                     market capitalization value in the
                                                     Russell 2000(R) Index, whichever is
                                                     greater, at the time of purchase.

UVAS1   WVAS5    FTVIPT Franklin Small Cap           Objective: seeks long-term total           Franklin Advisory Services,
UVAS2   UVAS6    Value Securities Fund -             return. The Fund normally invests at       LLC
PVAS1   WVAS8    Class 2                             least 80% of its net assets in
UVAS5   WVAS2                                        investments of small capitalization
UVAS4   UVAS8                                        companies. For this Fund, small cap
                                                     companies are those with market cap
                                                     values not exceeding $2.5 billion, at
                                                     the time of purchase. The Fund's
                                                     manager invests in small companies that
                                                     it believes are undervalued.

UMSS1   EMU      FTVIPT Mutual Shares                Objective: seeks capital appreciation,     Franklin Mutual Advisers, LLC
UMSS2   UMSS6    Securities Fund - Class 2           with income as a secondary goal. The
PMSS1   SMSS1                                        Fund normally invests mainly in U.S.
UMSS5   WMSS2                                        equity securities that the Fund's
UMSS4   UMSS8                                        manager believes are available at
                                                     market prices less than their intrinsic
                                                     value on certain recognized or
                                                     objective criteria, including
                                                     undervalued stocks, restructuring
                                                     companies and distressed companies.

UINT1   WINT5    FTVIPT Templeton Foreign            Objective: seeks long-term capital         Templeton Investment Counsel,
UINT2   UINT6    Securities Fund - Class 2           growth. The Fund normally invests at       LLC
UINT3   WINT8                                        least 80% of its net assets in
UINT5   UINT7                                        investments, primarily equity
UINT4   UINT8                                        securities, of issuers located outside
                                                     the U.S., including those in emerging
                                                     markets.

UGRS1   WGRS5    MFS(R) Investors Growth Stock       Objective: long-term growth of capital     MFS Investment Management(R)
UGRS2   UGRS6    Series - Service Class              and future income. Invests at least
UGRS3   WGRS8                                        80% of its net assets in common stocks
UGRS5   UGRS7                                        and related securities of companies
UGRS4   UGRS8                                        which MFS(R) believes offer better than
                                                     average prospects for long-term growth.

UNDS1   WSND5    MFS(R) New Discovery Series -       Objective: capital appreciation.           MFS Investment Management(R)
UNDS2   UNDS6    Service Class                       Invests in at least 65% of its net
PSND1   WSND8                                        assets in equity securities of
UNDS5   UNDS7                                        emerging growth companies.
UNDS4   UNDS8

UTRS1   WSTR5    MFS(R) Total Return Series -        Objective: above-average income            MFS Investment Management(R)
UTRS2   UTRS6    Service Class                       consistent with the prudent employment
PSTR1   WSTR8                                        of capital, with growth of capital and
UTRS5   UTRS7                                        income as a secondary objective.
UTRS4   UTRS8                                        Invests primarily in a combination of
                                                     equity and fixed income securities.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
USUT1   WSUT5    MFS(R) Utilities Series -           Objective: capital growth and current      MFS Investment Management(R)
USUT2   USUT6    Service Class                       income. Invests primarily in equity
PSUT1   WSUT8                                        and debt securities of domestic and
USUT5   USUT7                                        foreign companies in the utilities
USUT4   USUT8                                        industry.

UOCA1   WOCA5    Oppenheimer Capital                 Objective: capital appreciation.           OppenheimerFunds, Inc.
UOCA2   UOCA6    Appreciation Fund/VA, Service       Invests in securities of well-known,
UOCA3   WOCA8    Shares                              established companies.
UOCA5   UOCA7
UOCA4   UOCA8

UOGS1   WOGS5    Oppenheimer Global Securities       Objective: long-term capital               OppenheimerFunds, Inc.
UOGS2   UOGS6    Fund/VA,  Service Shares            appreciation. Invests mainly in common
WOGS6   WOGS8                                        stocks of U.S. and foreign issuers
UOGS5   WOGS2                                        that are "growth-type" companies,
UOGS4   UOGS8                                        cyclical industries and special
                                                     situations that are considered to have
                                                     appreciation possibilities.

UOHI1   WOHI5    Oppenheimer High Income             Objective: high level of current           OppenheimerFunds, Inc.
UOHI2   UOHI6    Fund/VA, Service Shares             income from investments in high-yield
UOHI3   WOHI8                                        fixed-income securities.
UOHI5   UOHI7
UOHI4   UOHI8

UOSM1   WOSM5    Oppenheimer Main Street Small       Objective: seeks capital appreciation.     OppenheimerFunds, Inc.
UOSM2   UOSM6    Cap Fund/VA,  Service Shares        Invests mainly in common stocks of
UOSM3   WOSM8                                        small-capitalization U.S. companies
UOSM4   UOSM7                                        that the fund's investment manager
UOSM5   UOSM8                                        believes have favorable
                                                     business trends or
                                                     prospects.

USTB1   WSTB5    Oppenheimer Strategic Bond          Objective: high level of current           OppenheimerFunds, Inc.
USTB2   USTB6    Fund/VA, Service Shares             income principally derived from
WSTB6   WSTB8                                        interest on debt securities. Invests
USTB5   WSTB2                                        mainly in three market sectors: debt
USTB4   USTB8                                        securities of foreign governments and
                                                     companies, U.S. government securities,
                                                     and lower-rated high yield securities
                                                     of U.S. and foreign companies.

UGIN1   EPG      Putnam VT Growth and Income         Objective: capital growth and current      Putnam Investment
UGIN2   UGIN6    Fund -  Class IB Shares             income. The fund pursues its goal by       Management, LLC
PGIN1   WGIN8                                        investing mainly in common stocks of
UGIN5   UGIN7                                        U.S. companies with a focus on value
UGIN4   UGIN8                                        stocks that offer the potential for
                                                     capital growth, current income or both.

UIGR1   EPL      Putnam VT International Equity      Objective: capital appreciation. The       Putnam Investment
UIGR2   UIGR6    Fund -  Class IB Shares             fund pursues its goal by investing         Management, LLC
PIGR1   WIGR8    (previously Putnam VT               mainly in common stocks of companies
UIGR5   WIGR2    International Growth Fund -         outside the United States.
UIGR4   UIGR8    Class IB Shares)


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
UPRE1   WPRE5    Putnam VT Research Fund -           Objective: capital appreciation. The       Putnam Investment
UPRE2   UPRE6    Class IB Shares                     Fund pursues its goal by investing         Management, LLC
UPRE3   WPRE8                                        mainly in common stocks of U.S.
UPRE5   UPRE7                                        companies that Putnam Management
UPRE4   UPRE8                                        thinks have the greatest potential for
                                                     capital appreciation, with stock prices
                                                     that reflect a value lower than that we
                                                     place on the company, or whose earnings
                                                     we believe are likely to grow over
                                                     time.

UVIS1   EPT      Putnam VT Vista Fund - Class        Objective: capital appreciation. The       Putnam Investment
UVIS2   UVIS6    IB Shares                           fund pursues its goal by investing         Management, LLC
UVIS3   WVIS8                                        mainly in common stocks of U.S.
UVIS5   WVIS2                                        companies with a focus on growth
UVIS4   UVIS8                                        stocks.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.




         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

GUARANTEE PERIOD ACCOUNTS (GPAs)


The GPAs are not available for contracts issued in Maryland or Pennsylvania and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania or any state that doesn't allow investment in the GPAs.


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                   IF YOUR GPA RATE IS:                    THE MVA IS:

              Less than the new GPA rate + 0.10%            Negative

              Equal to the new GPA rate + 0.10%             Zero

              Greater than the new GPA rate + 0.10%         Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

     EARLY WITHDRAWAL AMOUNT X [(    1 + i   )(TO THE POWER OF n/12) - 1] = MVA
                                 ------------
                                 1 + j + .001

     Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.
           j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
           n = number of months remaining in the current Guarantee Period
               (rounded up).

EXAMPLES
Using assumptions similar to those we used in the examples above:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(     1.045    )(TO THE POWER OF 84/12) - 1] = -$39.28
              --------------
              1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(     1.045    )(TO THE POWER OF 84/12) - 1] = $27.21
              --------------
              1 + .04 + .001

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%, assuming you elected the 7-year withdrawal charge schedule. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);
-    how you want to make purchase payments;

-    the optional MAV death benefit(2);

-    the optional EDB(2),(5);

-    the optional GMIB - MAV rider(3);
-    the optional GMIB - 6% Rising Floor rider(3);

-    the optional PCR(3);
-    the optional Benefit Protector Death Benefit(4);
-    the optional Benefit Protector Plus Death Benefit(4);
-    the length of the withdrawal charge schedule (5 or 7 years)(5); and
-    a beneficiary.


(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.
(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.
(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.

(5) The five-year withdrawal charge schedule may not be available in all states.


The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, THE RETIREMENT DATE MUST BE:
-    no earlier than the 30th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:
-    on or after the date the annuitant reaches age 59 1/2;
- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS
     If paying by SIP:
           $50 initial payment.
           $50 for additional payments.
     If paying by any other method:
           $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
           $2,000 initial payment for contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):
           $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS


1 BY LETTER


Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SIP


Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first five or seven years, depending on the withdrawal charge schedule you select. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or, if earlier, when the contact is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on whether the contract is a qualified annuity or a nonqualified annuity, the withdrawal charge schedule and the death benefit that applies to your contract.


                                          QUALIFIED ANNUITIES   NONQUALIFIED ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
ROP death benefit                                 0.85%                  1.10%
MAV death benefit(1)                              0.95                   1.20
EDB(1)                                            1.15                   1.40

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
ROP death benefit                                 1.15                   1.40
MAV death benefit(1)                              1.25                   1.50
EDB(1)                                            1.45                   1.70


(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector and Benefit Protector Plus. May not be available in all states.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge an annual fee for this optional feature only if you select it(1). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.55% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.75% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin or the GMIB terminates.


We calculate the fee as follows:


          GMIB - MAV                     0.55% X (CV + ST - FAV)
          GMIB - 6% RISING FLOOR         0.75% X (CV + ST - FAV)


     CV = contract value on the contract anniversary


     ST = transfers from the subaccounts to the GPAs or the one-year fixed account made during the six months before the contract anniversary.


    FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

EXAMPLE


- You purchase the contract with a payment of $50,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2003 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2004 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.


-    The GMIB fee for:


        GMIB - MAV is 0.55%; and
        GMIB - 6% RISING FLOOR is 0.75%.


We calculate the charge as follows:


     Contract value on the contract anniversary:                                  $ 73,250
     plus transfers from the subaccounts to the one-year fixed account
     in the six months before the contract anniversary:                            +15,000
     minus the value of the one-year fixed account on the contract anniversary:    -15,250
                                                                                  --------
                                                                                  $ 73,000

The GMIB fee charged to you:

     GMIB - MAV                  (0.55% X $73,000) =                              $ 401.50
     GMIB - 6% RISING FLOOR      (0.75% X $73,000) =                              $ 547.50



(1) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.


PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.




         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal, depending on the withdrawal charge schedule you select. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

     NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

     NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

                  ACV
       PPW  =  --------- X PPNPW
               (CV - CE)

     If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge.


We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.




         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:


                                  WITHDRAWAL CHARGE SCHEDULE
                SEVEN-YEAR SCHEDULE                         FIVE-YEAR SCHEDULE(1)
     YEARS FROM PURCHASE   WITHDRAWAL CHARGE    YEARS FROM PURCHASE    WITHDRAWAL CHARGE
       PAYMENT RECEIPT        PERCENTAGE          PAYMENT RECEIPT         PERCENTAGE
             1                    8%                    1                     8%
             2                    8                     2                     7
             3                    7                     3                     6
             4                    7                     4                     4
             5                    6                     5                     2
             6                    5                     Thereafter            0
             7                    3
             Thereafter           0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


(1) The five-year withdrawal charge schedule may not be available in all states.

EXAMPLE: Assume you requested a withdrawal of $1,000 and $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:


       AMOUNT REQUESTED       OR   $1,000 = $1,075.27
   ------------------------        ------
   1.00 - WITHDRAWAL CHARGE         .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a SEVEN-YEAR withdrawal charge schedule with this history:


- The contract date is Jan. 1, 2003 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and


-    We received these payments


     -- $10,000 Jan. 1, 2003;
     -- $8,000 Feb. 28, 2010;
     -- $6,000 Feb. 20, 2011; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

-    The prior anniversary Jan. 1, 2012 contract value was $38,488.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE   EXPLANATION
     $    0         $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0         $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
          0         $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal  and is withdrawn without withdrawal charge; and
        560         $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a  7% withdrawal charge; and
        420         $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt
     ------         withdrawn with a 7% withdrawal charge.
     $  980


Under the same scenario, the withdrawal charge on a contract with a FIVE-YEAR withdrawal charge schedule would be calculated:


WITHDRAWAL CHARGE   EXPLANATION
     $    0         $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0         $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
          0         $10,000 Jan. 1, 2003 purchase payment was received five or more years before withdrawal  and is withdrawn without withdrawal charge; and
        320         $8,000 Feb. 28, 2010 purchase payment is in its fourth year from receipt, withdrawn with a  4% withdrawal charge; and
        360         $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt
     ------         withdrawn with a 6% withdrawal charge.
     $  680


WAIVER OF WITHDRAWAL CHARGES
We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period;* and

-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT
We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(1);

-    plus any purchase payment credits allocated to the fixed accounts;

-    plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the GMIB - MAV fee (if applicable);

-    minus any prorated portion of the GMIB - 6% Rising Floor (if applicable);

-    minus any prorated portion of the PCR fee (if applicable);

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB - MAV or GMIB - 6% Rising Floor fee or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.




         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;
-    any purchase payment credits allocated to the subaccounts;
-    transfers into or out of the subaccounts;
-    partial withdrawals;
-    withdrawal charges;
-    a prorated portion of the contract administrative charge;
-    a prorated portion of the GMIB - MAV fee (if applicable);
-    a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);
-    a prorated portion of the PCR fee (if applicable);
-    a prorated portion of the Benefit Protector fee (if applicable); and/or
-    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;
-    dividends distributed to the subaccounts;
-    capital gains or losses of funds;
-    fund operating expenses; and/or
- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                              NUMBER
                                                    AMOUNT    ACCUMULATION  OF UNITS
                                          MONTH    INVESTED    UNIT VALUE   PURCHASED
By investing an equal number
of dollars each month...                   Jan       $100         $20         5.00

                                           Feb        100          18         5.56

you automatically buy more                 Mar        100          17         5.88
units when the per unit market
price is low...                  ---->     Apr        100          15         6.67

                                           May        100          16         6.25

                                           Jun        100          18         5.56

                                           Jul        100          17         5.88

                                           Aug        100          19         5.26
and fewer units when the per
unit market price is high.       ---->     Sept       100          21         4.76

                                           Oct        100          20         5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.


You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or the one-year fixed account as part of your Special DCA transfer. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.


(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.


ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. We may modify or suspend transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually


3 BY PHONE


Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge"), MAV death benefit charges (See "Charges -- Maximum Anniversary Value Death Benefit") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT
By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.


BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:


-    Return of Purchase Payments death benefit (ROP);

-    Maximum Anniversary Value death benefit (MAV); and

-    Enhanced Death Benefit (EDB).

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a Guaranteed Minimum Income Benefit, you must elect either the MAV death benefit or the EDB. Once you elect a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT


The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1. contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

                                                                   PW X DB
   ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT = -------
                                                                     CV

    PW = the partial withdrawal including any applicable MVA or withdrawal charge.

    DB = the death benefit on the date of (but prior to) the partial withdrawal.

    CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

-    On Jan. 1, 2004 you make an additional purchase payment of $5,000.

- On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-    On March 1, 2005 the contract value grows to $23,000.

     We calculate the ROP death benefit on March 1, 2005 as follows:


      Contract value at death:                                                 $23,000.00
                                                                               ==========
      Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                               $25,000.00
        minus adjusted partial withdrawals calculated as:
        1,500 X 25,000 =                                                        -1,704.55
        --------------                                                         ----------
            22,000

        for a death benefit of:                                                $23,295.45
                                                                               ==========
      ROP death benefit, calculated as the greatest of these two values:       $23,295.45

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.


If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit, you may not cancel it. If you choose to add the Guaranteed Minimum Income Benefit rider to your contract, you must elect either the MAV death benefit or the Enhanced Death Benefit.


The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): MAV is a value we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


EXAMPLE


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:


     Contract value at death:                                                      $20,500.00
                                                                                   ==========
     Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                                   $20,000.00
        minus the death benefit adjusted partial withdrawals, calculated as:
        $1,500 X $20,000 =                                                          -1,363.64
        ----------------                                                           ----------
            $22,000

        for a death benefit of:                                                    $18,636.36
                                                                                   ==========
     The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
        Greatest of your contract anniversary contract values:                     $24,000.00
        plus purchase payments made since that anniversary:                             +0.00
        minus the death benefit adjusted partial withdrawals, calculated as:
        $1,500 X $24,000 =                                                          -1,636.36
        ----------------                                                           ----------
            $22,000

        for a death benefit of:                                                    $22,363.64
                                                                                   ==========
The MAV death benefit, calculated as the greatest of these
three values, which is the MAV:                                                    $22,363.64

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT


The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with Enhanced Death Benefit. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB rider to your contract at the time of purchase. If you choose to add a Guaranteed Minimum Income Benefit to your contract, you must elect either the MAV death benefit or the EDB.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 5%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

                                                               PWT X VAF
   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = ---------
                                                                  SV

     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

      SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE


- You purchase the contract with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2004 is calculated as follows:



      Contract value at death:                                             $22,800.00
                                                                           ==========
      Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                           $25,000.00
        minus adjusted partial withdrawals, calculated as:
        $1,500 X $25,000 =                                                  -1,543.21
        ----------------                                                   ----------
            $24,300

        for a return of purchase payment death benefit of:                 $23,456.79
                                                                           ==========


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

        The MAV on the immediately preceding anniversary:                        $25,000.00
        plus purchase payments made since that anniversary:                           +0.00
        minus adjusted partial withdrawals made since that
        anniversary, calculated as:

         $1,500 X $25,000 =                                                       -1,543.21
         ----------------                                                        ----------
             $24,300

        for a MAV death benefit of:                                              $23,456.79
                                                                                 ==========
    The 5% rising floor:

        The variable account floor on Jan. 1, 2003,
        calculated as: 1.05 X $20,000 =                                          $21,000.00
        plus amounts allocated to the subaccounts since that anniversary:             +0.00
        minus the 5% rising floor adjusted partial withdrawal
        from the subaccounts, calculated as:

         $1,500 X $21,000  =                                                     -$1,657.89
         ----------------                                                        ----------
              $19,000

        variable account floor benefit:                                          $19,342.11
        plus the one-year fixed account value:                                    +5,300.00
        5% rising floor (value of the GPAs, one-year fixed account
        and the variable account floor):                                         $24,642.11
                                                                                 ==========
    EDB, calculated as the greatest of these
    three values, which is the 5% rising floor:                                  $24,642.11


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2003 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:


     MAV death benefit (contract value):                                       $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
        previously withdrawn):
        0.40 X ($110,000 - $100,000) =                                           +4,000
                                                                               --------
     Total death benefit of:                                                   $114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


     MAV death benefit (MAV):                                                  $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 X ($110,000 - $100,000) =                                           +4,000
                                                                               --------
     Total death benefit of:                                                   $114,000


- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


     MAV death benefit (MAV adjusted for partial withdrawals):                 $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
        0.40 X ($57,619 - $55,000) =                                            +1,048
                                                                               --------
     Total death benefit of:                                                   $58,667


- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2005 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:


     MAV death benefit (contract value):                                       $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
        previously withdrawn that are one or more years old)                    +55,000
                                                                               --------
     Total death benefit of:                                                   $255,000


- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:


     MAV death benefit (contract value less any purchase payment credits
     added in the last 12 months):                                             $249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
        previously withdrawn that are one or more years old)                    +55,000
                                                                               --------
     Total death benefit of:                                                   $304,500

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:


     MAV death benefit (contract value):                                       $250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
        previously withdrawn that are one or more years old)
        0.40 X ($250,000 - $105,000) =                                          +58,000
                                                                               --------
     Total death benefit of:                                                   $308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plus is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                    0%                                               0%
Three and Four                                10%                                            3.75%
Five or more                                  20%                                             7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the applicable death benefit PLUS

                 IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR    AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One              Zero                                              Zero
Two              40% X earnings at death (see above)               15% X earnings at death
Three and Four   40% X (earnings at death + 25% of initial         15% X (earnings at death + 25% of initial
                 purchase payment*)                                purchase payment*)
Five or more     40% X (earnings at death + 50% of initial         15% X (earnings at death + 50% of initial
                 purchase payment*)                                purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2002 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:


        MAV death benefit (contract value):                           $110,000
        plus the Benefit Protector Plus benefit which equals 40%
        of earnings at death (MAV rider minus payments not
        previously withdrawn):
        0.40 X ($110,000 - $100,000) =                                  +4,000
                                                                      --------
     Total death benefit of:                                          $114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


        MAV death benefit (MAV):                                      $110,000
        plus the Benefit Protector Plus benefit which equals 40%
        of earnings at death:
        0.40 X ($110,000 - $100,000) =                                  +4,000
        plus 10% of purchase payments made within 60 days of
        contract issue and not previously withdrawn:
        0.10 X $100,000 =                                              +10,000
                                                                      --------
     Total death benefit of:                                          $124,000


- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


        MAV death benefit (MAV adjusted for partial withdrawals):      $57,619
        plus the Benefit Protector Plus benefit which equals 40%
        of earnings at death:
        0.40 X ($57,619 - $55,000) =                                    +1,048
        plus 10% of purchase payments made within 60 days of
        contract issue and not previously withdrawn:
        0.10 X $55,000 =                                                +5,500
                                                                      --------
     Total death benefit of:                                           $64,167


- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:


        MAV death benefit (contract value):                           $200,000
        plus the Benefit Protector Plus benefit which equals
        40% of earnings at death, up to a maximum of 100%
        of purchase payments not previously withdrawn
        that are one or more years old                                 +55,000
        plus 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn:
        0.20 X $55,000 =                                               +11,000
                                                                      --------
     Total death benefit of:                                          $266,000

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:


        MAV death benefit (contract value less any purchase
        payment credits added in the last 12 months):                 $249,500
        plus the Benefit Protector Plus benefit which equals
        40% of earnings at death, up to a maximum of
        100% of purchase payments not previously withdrawn
        that are one or more years old                                 +55,000
        plus 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn:
        0.20 X $55,000 =                                               +11,000
                                                                      --------
     Total death benefit of:                                          $315,500


- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:


        MAV death benefit (contract value):                           $250,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously
        withdrawn): 0.40 X ($250,000 - $105,000) =                     +58,000
        plus 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn:
        0.20 X $55,000 =                                               +11,000
                                                                      --------
     Total death benefit of:                                          $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)


There are two GMIB rider options available under your contract. Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:


-    you must hold the GMIB for 7 years,

- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary, and

-    there are additional costs associated with the rider.


* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.


The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the EDB at the time you purchase your contract. You cannot add the PCR to your contract if you select a GMIB. The effective date of the GMIB rider will be the contract issue date.


In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.




         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

INVESTMENT SELECTION: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.

YOUMAY SELECT ONE OF THE FOLLOWING GMIB RIDER OPTIONS:

-    GMIB - Maximum Anniversary Value (MAV); or

-    GMIB - 6% Rising Floor.

GMIB - MAV

GMIB BENEFIT BASE:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAV is a value we calculate on the first contract anniversary as the highest of:
(a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

     PMT X CVG
     ---------
       ECV

        PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

        CVG = current contract value at the time you exercise the GMIB - MAV.

        ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

EXERCISING THE GMIB - MAV:

- you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

     --   Plan A - Life Annuity - no refund

     --   Plan B - Life Annuity with ten years certain

     --   Plan D - Joint and last survivor life annuity - no refund

-    You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

   P SUB (t-1) (1+i)
   ----------------- = P SUB(t)
         1.05

     P SUB(t-1) = prior annuity payout

     P SUB(t)   = current annuity payout

     i          = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - MAV:

- You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

- You may terminate the GMIB - MAV any time after the seventh rider anniversary.

-    The GMIB - MAV will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.


-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                GMIB
ANNIVERSARY      CONTRACT VALUE    PURCHASE PAYMENTS        MAV     BENEFIT BASE
  1                 $107,000           $101,000          $107,000
  2                  125,000            101,000           125,000
  3                  132,000            101,000           132,000
  4                  150,000            101,000           150,000
  5                   85,000            101,000           150,000
  6                  120,000            101,000           150,000
  7                  138,000            101,000           150,000      $150,000
  8                  152,000            101,000           152,000       152,000
  9                  139,000            101,000           152,000       152,000
 10                  126,000            101,000           152,000       152,000
 11                  138,000            101,000           152,000       152,000
 12                  147,000            101,000           152,000       152,000
 13                  163,000            101,000           163,000       163,000
 14                  159,000            101,000           163,000       163,000
 15                  215,000            101,000           215,000       215,000

NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                            MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                     PLAN A -            PLAN B -      PLAN D - JOINT AND
ANNIVERSARY              GMIB                              LIFE ANNUITY --  LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE            BENEFIT BASE                          NO REFUND      TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                    $152,000 (MAV)                       $  785.84         $    766.08        $627.76
 15                    215,000 (Contract Value = MAV)        1,272.80            1,221.60         984.70


The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                   PLAN A -          PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                            LIFE ANNUITY --   LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                CONTRACT VALUE                NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                          $126,000                     $   651.42       $   635.04              $520.38
 15                           215,000                       1,272.80         1,212.60               984.70


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

GMIB - 6% RISING FLOOR

GMIB BENEFIT BASE:
If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1.   contract value;
2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or
3.   the 6% variable account rising floor.


6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


-    the initial purchase payments allocated to the subaccounts increased by 6%,
-    plus any subsequent amounts allocated to the subaccounts, and
-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

-    subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

      PMT X CVG
      ---------
         ECV

          PMT = each purchase payment and purchase payment credit make in the five years before you exercise the GMIB.

          CVG = current contract value at the time you exercise the GMIB.

          ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

   PMT X (1.06)(TO THE POWER OF CY)

    CY = the full number of contract years the payment has been in the contract.

EXERCISING THE GMIB - 6% RISING FLOOR:

- you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

     --   Plan A - Life Annuity - no refund

     --   Plan B - Life Annuity with ten years certain

     --   Plan D - Joint and last survivor life annuity - no refund

-    You may change the annuitant for the payouts.

When you exercise your GMIB - 6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

  P SUB(t-1) (1+i)
  ---------------- = P SUB(t)
       1.05

     P SUB(t-1) = prior annuity payout
     P SUB(t)   = current annuity payout
     i          = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - 6% RISING FLOOR:

- You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

- You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

-    The GMIB - 6% Rising Floor will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all of your purchase payment to the subaccounts.


-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                    GMIB
ANNIVERSARY     CONTRACT VALUE    PURCHASE PAYMENTS   6% RISING FLOOR   BENEFIT BASE
  1               $107,000           $100,000           $106,000
  2                125,000            100,000            112,360
  3                132,000            100,000            119,102
  4                150,000            100,000            126,248
  5                 85,000            100,000            133,823
  6                120,000            100,000            141,852
  7                138,000            100,000            150,363          $150,363
  8                152,000            100,000            159,388           159,388
  9                139,000            100,000            168,948           168,948
 10                126,000            100,000            179,085           179,085
 11                138,000            100,000            189,830           189,830
 12                147,000            100,000            201,220           201,220
 13                215,000            100,000            213,293           215,000
 14                234,000            100,000            226,090           234,000
 15                240,000            100,000            239,655           240,000

NOTE: The 6% Rising Floor value is limited at age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB - 6% Rising Floor.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                              MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                     PLAN A -            PLAN B -      PLAN D - JOINT AND
ANNIVERSARY              GMIB                              LIFE ANNUITY --  LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE            BENEFIT BASE                          NO REFUND      TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                    $179,085 (6% Rising Floor)            $   875.73          $   852.44           $   693.06
 15                     240,000 (Contract Value)               1,351.20            1,291.20             1,036.80


The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                     PLAN A -            PLAN B -      PLAN D - JOINT AND
ANNIVERSARY              GMIB                              LIFE ANNUITY --  LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE            BENEFIT BASE                          NO REFUND      TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                      $126,000                             $  651.42         $  635.04           $   520.38
 15                       240,000                              1,420.80          1,353.60             1,099.20


In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - 6% Rising Floor payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

                                               PW X TV
   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS = -------
                                                 CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     TV = the target value on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

OPTION A) You may choose to accept a PCR credit to your contract equal to:

   5% X (PP - PCRPW - PP5)

          PP = total purchase payments and purchase payment credits.

       PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

         PP5 = purchase payments and purchase payment credits made in the prior five years.

               We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

OPTION B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.

- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

-    The PCR will terminate on the date:

     --   you make a full withdrawal from the contract,

     --   that a death benefit is payable, or

     --   you choose to begin taking annuity payouts.

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to the contract


-    There are no additional purchase payments and no partial withdrawals


-    On Jan. 1, 2013, the contract value is $200,000

- We determine the target value on Jan. 1, 2013 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 X (1.072) (TO THE POWER OF 10) = $101,000 X 2.00423 = $202,427.


     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

     5% X (PP - TVPW - PP5) = 1.05 X ($101,000 - 0 - 0) = $5,050.


     After application of the PCR credit, your total contract value on Jan. 1, 2013 would be $205,050.

- On Feb. 1, 2013, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2013 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

- If on Feb. 1, 2013, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2013 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2023.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, EDB, BENEFIT PROTECTOR OR BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or


-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

-    the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.


American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                        2002           2001           2000          1999          1998
---------------------------------------------------------------------------------------------------------------------
Net investment income                          $    292,067   $    271,718   $    299,759  $    322,746  $    340,219
Net gain (loss) on investments                            3        (89,920)           469         6,565        (4,788)
Other                                                18,906         16,245         12,248         8,338         7,662
TOTAL REVENUES                                 $    310,976   $    198,043   $    312,476  $    337,649  $    343,093
(LOSS) INCOME BEFORE INCOME TAXES              $    (52,177)  $    (63,936)  $     38,452  $     50,662  $     36,421
NET (LOSS) INCOME                              $    (33,690)  $    (41,728)  $     24,365  $     33,987  $     22,026
TOTAL ASSETS                                   $  8,026,730   $  5,275,681   $  4,652,221  $  4,603,343  $  4,885,621


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS


2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8% to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39% to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19% to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10% decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90% of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63% of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5% of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 22
Rating Agencies                                          p. 23
Principal Underwriter                                    p. 23
Independent Auditors                                     p. 23
Condensed Financial Information (Unaudited)              p. 24
Financial Statements


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

APPENDIX: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL


STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

  RPA ADJUSTED PARTIAL WITHDRAWALS = PW X RP
                                     -------
                                       CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

    RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

   EPA ADJUSTED PARTIAL WITHDRAWALS = PW X EPA X EPA
                                      --------   ----
                                         CV      RPA

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

    EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

    RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.


- On Jan. 1, 2003 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2009 you make an additional purchase payment in the amount of $100,000.


-    Contract values before any partial withdrawals are shown below.


-    On Jan. 1, 2006 you make a partial withdrawal in the amount of $10,000.

- On Jan. 1, 2011 you make another partial withdrawal in the amount of $10,000.


NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                  TOTAL PURCHASE PAYMENTS           CONTRACT VALUE
----------------------------------------------------------------------
Jan. 1, 2003                $100,000                      $100,000
Jan. 1, 2004                 100,000                       110,000
Jan. 1, 2005                 100,000                       115,000
Jan. 1, 2006                 100,000                       120,000
Jan. 1, 2007                 100,000                       115,000
Jan. 1, 2008                 100,000                       120,000
Jan. 1, 2009                 200,000                       225,000
Jan. 1, 2010                 200,000                       230,000
Jan. 1, 2011                 200,000                       235,000
Jan. 1, 2012                 200,000                       230,000
Jan. 1, 2013                 200,000                       235,000


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on Jan. 1, 2006:
      RPA before the partial withdrawal =                                RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal       $10,000 X $100,000 = $8,333
      minus the RPA adjusted partial withdrawals for all previous        ------------------
      partial withdrawals = $100,000 - 0 = $100,000                           $120,000

For the second partial withdrawal on Jan. 1, 2011:
      RPA before the partial withdrawal =                                RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal       $10,000 X $191,667 = $8,156
      minus the RPA adjusted partial withdrawals for all previous        ------------------
      partial withdrawals = $200,000 - $8,333 = $191,667                     $235,000

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2006:
      EPA before the partial withdrawal                                  = EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal       $10,000 X $100,000 X $100,000 = $8,156
      AND the five-year exclusion period minus the EPA adjusted          ------------------   --------
      partial withdrawals for all previous partial withdrawals                $120,000        $100,000
      = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:
      EPA before the partial withdrawal                                  = EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal       $10,000 X $91,844 X  $91,844 = $1,873
      AND the five-year exclusion period minus the EPA                   -----------------   --------
      adjusted partial withdrawals for all previous partial                  $235,000        $191,667
      withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029


         AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  45273 D (5/03)

PROSPECTUS
MAY 1, 2003


AMERICAN EXPRESS

INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)


           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds, Series II Shares


- AllianceBernstein Variable Products Series Fund, Inc. (Class B) (previously Alliance Variable Product Series (Class B))


-    Fidelity(R) Variable Insurance Products Service Class 2

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

-    MFS(R) Variable Insurance Trust(SM) - Service Class

-    Oppenheimer Variable Account Funds - Service Shares

-    Putnam Variable Trust - Class IB Shares

-    STI Classic Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   12
FINANCIAL STATEMENTS                                                          20
PERFORMANCE INFORMATION                                                       20
THE VARIABLE ACCOUNT AND THE FUNDS                                            21
GUARANTEE PERIOD ACCOUNTS (GPAs)                                              28
THE ONE-YEAR FIXED ACCOUNT                                                    31
BUYING YOUR CONTRACT                                                          31
CHARGES                                                                       33
VALUING YOUR INVESTMENT                                                       38
MAKING THE MOST OF YOUR CONTRACT                                              40
WITHDRAWALS                                                                   44
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                          44
CHANGING OWNERSHIP                                                            44
BENEFITS IN CASE OF DEATH                                                     45
OPTIONAL BENEFITS                                                             49
THE ANNUITY PAYOUT PERIOD                                                     61
TAXES                                                                         63
VOTING RIGHTS                                                                 65
SUBSTITUTION OF INVESTMENTS                                                   65
ABOUT THE SERVICE PROVIDERS                                                   66
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                         67
ADDITIONAL INFORMATION                                                        72
EXPERTS                                                                       72
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
  FINANCIAL INFORMATION                                                       73
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                                         87
APPENDIX: PERFORMANCE CREDIT RIDER
  ADJUSTED PARTIAL WITHDRAWAL                                                 88


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "AEL" refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs)(1): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 21)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states(1). (p. 28 and p. 31)


     (1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 31)


MINIMUM INITIAL PURCHASE PAYMENTS
     If paying by Systematic Investment Plan:
          $50 initial payment.
          $50 for additional payments.

     If paying by any other method:
          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
          $2,000 initial payment for contracts issued in all other states. $100 for additional payments.


MAXIMUM TOTAL PURCHASE PAYMENTS* (without prior approval):

          $1,000,000


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland and Alabama.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 41)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 591/2) and may have other tax consequences; also, certain restrictions apply. (p. 44)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 44)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 45)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 49)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 61)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 63)


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

CHARGES: We assess certain charges in connection with your contract (p. 33):


-    $40 annual contract administrative charge(1);


- if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee of 0.55% of the adjusted contract value(2);

-    if you select the Guaranteed Minimum Benefit Rider - 6% Rising Floor (GMIB
     - 6% Rising Floor) an annual fee of 0.75% of the adjusted contract value(2);


- if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(2);

- if you select the Benefit Protector(SM) Death Benefit Rider (Benefit Protector), an annual fee of 0.25% of the contract value(3);


- if you select the Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector Plus), an annual fee of 0.40% of the contract value(3);

-    withdrawal charge;


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and-

- the total variable account expenses (if you make allocations to one or more subaccounts):


                                                                 VARIABLE ACCOUNT       TOTAL MORTALITY AND        TOTAL VARIABLE
                                                               ADMINISTRATIVE CHARGE     EXPENSE RISK FEE          ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
  QUALIFIED ANNUITIES
  Return of Purchase Payments death benefit (ROP)                     0.15%                     0.85%                    1.00%
  Maximum Anniversary Value death benefit (MAV)(4)                    0.15                      0.95                     1.10
  Enhanced Death Benefit (EDB)(4)                                     0.15                      1.15                     1.30
  NONQUALIFIED ANNUITIES
  ROP death benefit                                                   0.15                      1.10                     1.25
  MAV death benefit(4)                                                0.15                      1.20                     1.35
  EDB(4)                                                              0.15                      1.40                     1.55

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(5):
  QUALIFIED ANNUITIES
  ROP death benefit                                                   0.15                      1.15                     1.30
  MAV death benefit(4)                                                0.15                      1.25                     1.40
  EDB(4)                                                              0.15                      1.45                     1.60
  NONQUALIFIED ANNUITIES
  ROP death benefit                                                   0.15                      1.40                     1.55
  MAV death benefit(4)                                                0.15                      1.50                     1.65
  EDB(4)                                                              0.15                      1.70                     1.85



(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


(4) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

(5) The five-year withdrawal charge schedule may not be available in all states.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.



                                                  WITHDRAWAL CHARGE SCHEDULE
                      SEVEN-YEAR SCHEDULE                                             FIVE-YEAR SCHEDULE
       YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
         PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
               1                            8%                                 1                             8%
               2                            8                                  2                             7
               3                            7                                  3                             6
               4                            7                                  4                             4
               5                            6                                  5                             2
               6                            5                                  Thereafter                    0
               7                            3
               Thereafter                   0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



  ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                 $   40
  (We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

  GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

  GMIB - MAV                                                                              0.55%*

  GMIB - 6% RISING FLOOR                                                                  0.75%*
  (As a percentage of the adjusted contract value charged annually at the contract anniversary.)

  PERFORMANCE CREDIT RIDER (PCR) FEE                                                      0.15%*
  (As a percentage of the contract value charged annually at the contract anniversary.)

  BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                       0.25%*
  (As a percentage of the contract value charged annually at the contract anniversary.)

  BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE             0.40%*
  (As a percentage of the contract value charged annually at the contract anniversary.)



*  This fee applies only if you elect this optional feature.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value.)


You can choose a qualified or nonqualified contract, the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.



                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND        TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE          ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
  QUALIFIED ANNUITIES
  ROP death benefit                                           0.15%                     0.85%                      1.00%
  MAV death benefit(1)                                        0.15                      0.95                       1.10
  EDB(1)                                                      0.15                      1.15                       1.30
  NONQUALIFIED ANNUITIES
  ROP death benefit                                           0.15                      1.10                       1.25
  MAV death benefit(1)                                        0.15                      1.20                       1.35
  EDB(1)                                                      0.15                      1.40                       1.55
FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
  QUALIFIED ANNUITIES
  ROP death benefit                                           0.15                      1.15                       1.30
  MAV death benefit(1)                                        0.15                      1.25                       1.40
  EDB(1)                                                      0.15                      1.45                       1.60
  NONQUALIFIED ANNUITIES
  ROP Payment death benefit                                   0.15                      1.40                       1.55
  MAV death benefit(1)                                        0.15                      1.50                       1.65
  EDB(1)                                                      0.15                      1.70                       1.85



(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.

ANNUAL OPERATING EXPENSES OF THE FUNDS
THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                       MINIMUM          MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements              .69%            2.58%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                    GROSS TOTAL
                                                                              MANAGEMENT      12b-1      OTHER        ANNUAL
                                                                                FEES          FEES      EXPENSES     EXPENSES
AXP(R) Variable Portfolio -
        Bond Fund                                                                 .60%        .13%        .07%        .80%(1)
        Cash Management Fund                                                      .51         .13         .05         .69(1)
        Diversified Equity Income Fund                                            .56         .13         .18         .87(1)
        Federal Income Fund                                                       .61         .13         .09         .83(1)
        Growth Fund                                                               .56         .13         .12         .81(1)
        NEW DIMENSIONS FUND(R)                                                    .61         .13         .05         .79(1)
        Partners Small Cap Value Fund                                            1.03         .13         .32        1.48(1)
        S&P 500 Index Fund                                                        .29         .13         .40         .82(2)

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                   GROSS TOTAL
                                                                              MANAGEMENT     12b-1      OTHER        ANNUAL
                                                                                FEES         FEES      EXPENSES     EXPENSES
AIM V.I.
      Basic Value Fund, Series II Shares                                          .73%        .25%        .43%       1.41%(3)
      Capital Development Fund, Series II Shares                                  .75         .25         .39        1.39(3)
      Premier Equity Fund, Series II Shares                                       .61         .25         .24        1.10(3)

AllianceBernstein Variable Products Series Fund, Inc.
      AllianceBernstein Growth and Income Portfolio (Class B)                     .63         .25         .05         .93(4)
      AllianceBernstein Premier Growth Portfolio (Class B)                       1.00         .25         .06        1.31(4)
      AllianceBernstein Technology Portfolio (Class B)                           1.00         .25         .21        1.46(4)
      AllianceBernstein Total Return Portfolio (Class B)                          .63         .25         .17        1.05(4)

Fidelity(R) VIP
      Contrafund(R)Portfolio Service Class 2                                      .58         .25         .10         .93(4)
      Growth Portfolio Service Class 2                                            .58         .25         .10         .93(4)
      Mid Cap Portfolio Service Class 2                                           .58         .25         .12         .95(4)
      Overseas Portfolio Service Class 2                                          .73         .25         .18        1.16(4)

FTVIPT
      Franklin Real Estate Fund - Class 2                                         .53         .25         .04         .82(5),(6)
      Franklin Small Cap Fund - Class 2                                           .53         .25         .31        1.09(6),(7)
      Franklin Small Cap Value Securities Fund - Class 2                          .59         .25         .20        1.04(6),(7)
      Mutual Shares Securities Fund - Class 2                                     .60         .25         .21        1.06(6),(7)
      Templeton Foreign Securities Fund - Class 2                                 .70         .25         .20        1.15(6),(7)

MFS(R)
      Investors Growth Stock Series - Service Class                               .75         .25         .13        1.13(8),(9)
      New Discovery Series - Service Class                                        .90         .25         .15        1.30(8),(9)
      Total Returns Series - Service Class                                        .75         .25         .11        1.11(8)
      Utilities Series - Service Class                                            .75         .25         .19        1.19(8),(9)

Oppenheimer Variable Account Funds
      Capital Appreciation Fund/VA, Service Shares                                .65         .15         .01         .81(10)
      Global Securities Fund/VA, Service Shares                                   .65         .23         .02         .90(10)
      High Income Fund/VA, Service Shares                                         .74         .25         .03        1.02(10)
      Main Street Small Cap Fund/VA, Service Shares                               .75         .24         .22        1.21(10)
      Strategic Bond Fund/VA, Service Shares                                      .74         .25         .07        1.06(10)

Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares                          .48         .25         .04         .77(4)
      Putnam VT International Equity Fund - Class IB Shares                       .77         .25         .22        1.24(4)
      (previously Putnam VT International Growth Fund - Class IB Shares)
      Putnam VT Research Fund - Class IB Shares                                   .65         .25         .13        1.03(4)
      Putnam VT Vista Fund - Class IB Shares                                      .64         .25         .10         .99(4)





     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                   GROSS TOTAL
                                                                             MANAGEMENT      12b-1      OTHER        ANNUAL
                                                                               FEES          FEES      EXPENSES     EXPENSES
STI Classic Variable Trust -
      Capital Appreciation Fund                                                  1.15%         --%        .31%       1.46%(11)
      Growth and Income Fund                                                      .90          --        1.66        2.56(11)
      International Equity Fund                                                  1.25          --        1.33        2.58(11)
      Investment Grade Bond Fund                                                  .74          --         .54        1.28(11)
      Mid-Cap Equity Fund                                                        1.15          --         .57        1.72(11)
      Small Cap Value Equity Fund                                                1.15          --         .64        1.79(11)
      Value Income Stock Fund                                                     .80          --         .33        1.13(11)



We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


 (1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

 (2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

 (3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

 (4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

 (5)  The Fund administration fee is paid indirectly through the management fee.

 (6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

 (7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

 (8) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

 (9) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.29% for New Discovery Series and 1.18% for Utilities Series.

 (10) Current 12b-1 is 0.25 basis points. Figure shown is actual 12b-1 for calendar year 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.19% for Main Street Small Cap Fund/VA, Service Shares and 0.04% and 1.03% for Strategic Bond Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

 (11) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0% and 1.15% for STI Classic Variable Trust Capital Appreciation Fund, 0.30% and 1.20% for STI Classic Variable Trust Growth and Income Fund, 0.35% and 1.60% for STI Classic Variable Trust International Equity Fund, 0.01% and 0.75% for STI Classic Variable Trust Investment Grade Bond Fund, 0% and 1.15% for STI Classic Variable Trust Mid-Cap Equity Fund, 0.05% and 1.20% for STI Classic Variable Trust Small Cap Value Equity Fund, and 0.15% and 0.95% for STI Classic Variable Trust Value Income Stock Fund. These fee waivers and expense reimbursements are voluntary and may be terminated at any time except for STI Classic Variable Trust Growth and Income Fund which is contractual through May 1, 2003 and may be renewed.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV death benefit, the Benefit Protector Plus and the GMIB - 6% Rising Floor. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                               IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                          AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                      1 YEAR      3 YEARS     5 YEARS    10 YEARS    1 YEAR     3 YEARS     5 YEARS    10 YEARS
Seven-year withdrawal charge schedule   $ 1,323.26  $ 2,266.14  $ 3,204.17  $ 5,178.19  $ 523.26  $ 1,566.14  $ 2,604.17  $ 5,178.19
Five-year withdrawal charge schedule      1,354.01    2,253.08    2,940.30    5,407.39    554.01    1,653.08    2,740.30    5,407.39

QUALIFIED ANNUITY                         1 YEAR      3 YEARS     5 YEARS    10 YEARS    1 YEAR     3 YEARS     5 YEARS    10 YEARS
Seven-year withdrawal charge schedule   $ 1,297.64  $ 2,193.27  $ 3,089.36  $ 4,981.67  $ 497.64  $ 1,493.27  $ 2,489.36  $ 4,981.67
Five-year withdrawal charge schedule      1,328.39    2,180.67    2,826.98    5,216.89    528.39    1,580.67    2,626.98    5,216.89


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                               IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                          AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                      1 YEAR      3 YEARS     5 YEARS    10 YEARS    1 YEAR     3 YEARS     5 YEARS    10 YEARS
Seven-year withdrawal charge schedule   $ 1,001.41  $ 1,322.46  $ 1,669.02  $ 2,307.47  $ 201.41  $ 622.46    $ 1,069.02  $ 2,307.47
Five-year withdrawal charge schedule      1,032.16    1,315.31    1,424.68    2,622.40    232.16    715.31      1,224.68    2,622.40

QUALIFIED ANNUITY                         1 YEAR      3 YEARS     5 YEARS    10 YEARS    1 YEAR     3 YEARS     5 YEARS    10 YEARS
Seven-year withdrawal charge schedule   $   975.79  $ 1,244.65  $ 1,537.81  $ 2,037.82  $ 175.79  $ 544.65    $   937.81    2,037.82
Five-year withdrawal charge schedule      1,006.54    1,237.97    1,295.10    2,360.60    206.54    637.97      1,095.10    2,360.60


* In these examples, the $40 contract administrative charge is approximated as a .025% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.




     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combination. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



YEAR ENDED DEC. 31,                                      2002      2001      2000      1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  1.04        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       63        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT SBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period          $  1.09   $  1.03   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  1.14   $  1.09   $  1.03        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      894     1,363       688        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%     1.60%     1.60%       --       --       --       --       --

SUBACCOUNT UCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period          $  1.06   $  1.03   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  1.06   $  1.06   $  1.03        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      697       554        53        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT SCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period          $  1.05   $  1.03   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  1.04   $  1.05   $  1.03        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   12,876    11,399    11,511        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%     1.60%     1.60%       --       --       --       --       --

SUBACCOUNT UDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.78        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       26        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WDEI2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period          $  1.08   $  1.08   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.86   $  1.08   $  1.08        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       36        34         3        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%     1.65%     1.65%       --       --       --       --       --

SUBACCOUNT UFIF1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period          $  1.11   $  1.06   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  1.17   $  1.11   $  1.06        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      645        30        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT WFDI2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period          $  1.10   $  1.05   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  1.15   $  1.10   $  1.05        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1,155       592       331        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%     1.65%     1.65%       --       --       --       --       --

SUBACCOUNT UGRO1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.81        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                      2002      2001      2000      1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRO1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period          $  0.52   $  0.77   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.38   $  0.52   $  0.77        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      476       546       554        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%     1.60%     1.60%       --       --       --       --       --

SUBACCOUNT UNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period          $  0.76   $  0.92   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.59   $  0.76   $  0.92        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       95        20        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT  WNDM2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period          $  0.70   $  0.86   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.54   $  0.70   $  0.86        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      363       701       483        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%     1.65%     1.65%       --       --       --       --       --

SUBACCOUNT USVA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.79        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       21        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WSVA2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.79        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%       --        --        --       --       --       --       --

SUBACCOUNT USPF1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period          $  0.80   $  0.92   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.61   $  0.80   $  0.92        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      360       112         7        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT USPF4(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period          $  0.80   $  0.92   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.61   $  0.80   $  0.92        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    4,960     1,756       110        --       --       --       --       --
Ratio of operating expense to average net assets           1.35%     1.35%     1.35%       --       --       --       --       --

SUBACCOUNT UABA1(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.76        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      113        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WABA8(6) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.95        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --

SUBACCOUNT UAAD1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.75        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       30        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                      2002      2001      2000      1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAD8(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.94        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --

SUBACCOUNT UAVA1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.78        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        3        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WAVA8(8) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.74        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --

SUBACCOUNT UGIP1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $  0.97   $  0.97   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.74   $  0.97   $  0.97        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1,341       640        31        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT WGIP8(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME
  PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.95        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        1        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --

SUBACCOUNT UPRG1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $  0.65   $  0.80   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.45   $  0.65   $  0.80        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1,003       741        47        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT SPGR1(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $  0.70   $  0.86   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.48   $  0.70   $  0.86        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    4,631     7,466     9,298        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%     1.60%     1.60%       --       --       --       --       --

SUBACCOUNT UTEC1(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $  0.51   $  0.69   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.30   $  0.51   $  0.69        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      372       364        44        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT STEC1(2) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $  0.51   $  0.70   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.29   $  0.51   $  0.70        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3,655     6,380     9,543        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%     1.60%     1.60%       --       --       --       --       --


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                      2002      2001      2000      1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAGR1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.91        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        9        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT UAGR4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.91        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       71        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.35%       --        --        --       --       --       --       --

SUBACCOUNT UFCO1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R)  PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.86        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      209        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WFCO8(7) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R)  PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.97        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --

SUBACCOUNT UFGR1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.75        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       18        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WFGR8(8) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.73        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --

SUBACCOUNT UFMC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.85        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       94        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WMDC2(10) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period          $  1.06   $  1.00        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.94   $  1.06        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       42         8        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%     1.65%       --        --       --       --       --       --

SUBACCOUNT UFOV1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.75        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       23        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT UFOV4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.75        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        4        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.35%       --        --        --       --       --       --       --


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                      2002      2001      2000      1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT URES1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.93        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       14        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WRES2(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period          $  1.25   $  1.18   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  1.26   $  1.25   $  1.18        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       58        11         2        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%     1.65%     1.65%       --       --       --       --       --

SUBACCOUNT USMC1(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period          $  0.75   $  0.90   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.53   $  0.75   $  0.90        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      656       312        52        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT WSMC2(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period          $  0.50   $  0.60   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.35   $  0.50   $  0.60        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      331       348       258        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%     1.65%     1.65%       --       --       --       --       --

SUBACCOUNT UVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.80        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       24        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WVAS2(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.79        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        4        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%       --        --        --       --       --       --       --

SUBACCOUNT UMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period          $  1.16   $  1.09   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  1.01   $  1.16   $  1.09        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      753        61        21        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT WMSS2(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period          $  1.17   $  1.11   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  1.02   $  1.17   $  1.11        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      123        41         3        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%     1.65%     1.65%       --       --       --       --       --

SUBACCOUNT UINT1(3),(9) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period          $  0.85   $  1.02   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.68   $  0.85   $  1.02        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      513       324        22        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT WINT8(8),(9) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.84        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      330        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                      2002      2001      2000      1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS1(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period          $  0.71   $  0.95   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.50   $  0.71   $  0.95        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      421       326         3        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT UGRS4(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period          $  0.70   $  0.95   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.50   $  0.70   $  0.95        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    2,832     1,928       187        --       --       --       --       --
Ratio of operating expense to average net assets           1.35%     1.35%     1.35%       --       --       --       --       --

SUBACCOUNT UNDS1(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period          $  0.95   $  1.01   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.64   $  0.95   $  1.01        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      165       115        27        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT WSND8(8) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.73        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --

SUBACCOUNT UTRS1(3) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period          $  1.10   $  1.12   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  1.04   $  1.10   $  1.12        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1,585       792        45        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT WSTR8(8) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.93        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        6        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --

SUBACCOUNT USUT1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.87        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WSUT8(8) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.85        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --

SUBACCOUNT UOCA1(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.78        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        9        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WOCA8(7) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.97        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                      2002      2001      2000      1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOGS1(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.77        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       25        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WOGS2(5) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.77        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%       --        --        --       --       --       --       --

SUBACCOUNT UOHI1(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.96        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       18        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT UOHI4(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.96        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       76        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.35%       --        --        --       --       --       --       --

SUBACCOUNT UOSM1(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.79        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       33        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WOSM8(6) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.95        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       13        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --

SUBACCOUNT USTB1(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  1.04        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       38        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WSTB2(5) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  1.03        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%       --        --        --       --       --       --       --

SUBACCOUNT UGIN1(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period          $  0.99   $  1.07   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.79   $  0.99   $  1.07        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      379       287        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT WGIN8(8) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.81        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.60%       --        --        --       --       --       --       --


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                      2002      2001      2000      1999     1998     1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.80        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       33        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT WIGR2(4) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period          $  0.59   $  0.75   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.47   $  0.59   $  0.75        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      666       730       499        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%     1.65%     1.65%       --       --       --       --       --

SUBACCOUNT UPRE1(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.81        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        1        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%       --        --        --       --       --       --       --

SUBACCOUNT UPRE4(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period          $  1.00        --        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.81        --        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        7        --        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.35%       --        --        --       --       --       --       --

SUBACCOUNT UVIS1(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period          $  0.60   $  0.92   $  1.00        --       --       --       --       --
Accumulation unit value at end of period                $  0.42   $  0.60   $  0.92        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      163       265        35        --       --       --       --       --
Ratio of operating expense to average net assets           1.00%     1.00%     1.00%       --       --       --       --       --

SUBACCOUNT WVIS2(4) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period          $  0.73   $  1.00        --        --       --       --       --       --
Accumulation unit value at end of period                $  0.33   $  0.73        --        --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      608       384        --        --       --       --       --       --
Ratio of operating expense to average net assets           1.65%     1.65%       --        --       --       --       --       --


 (1)  Operations commenced on May 21, 2002.


 (2)  Operations commenced on Feb. 11, 2000.

 (3)  Operations commenced on May 30, 2000.

 (4)  Operations commenced on March 3, 2000.

 (5)  Operations commenced on May 1, 2002.

 (6)  Operations commenced on July 31, 2002.

 (7)  Operations commenced on Aug. 30, 2002.

 (8)  Operations commenced on March 1, 2002.

 (9) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

 (10) Operations commenced on May 1, 2001.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    applicable mortality and expense risk fee,


-    MAV death benefit fee,

-    GMIB - 6% Rising Floor fee,


-    Benefit Protector Plus fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.


ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.


ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT                INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER
UBND1         ESI         AXP(R) Variable Portfolio -        Objective: high level of                 IDS Life Insurance
UBND2         UBND6       Bond Fund  (effective 6-27-03      current income while                     Company  (IDS Life),
PBND1         SBND1       AXP(R) Variable Portfolio -        conserving the value of the              adviser;  American
UBND5         UBND7       Bond Fund will change to           investment and continuing a              Express Financial
UBND4         UBND8       AXP(R) Variable Portfolio -        high level of income for the             Corporation (AEFC),
                          Diversified Bond Fund)             longest time period. Invests             subadviser.
                                                             primarily in bonds and other
                                                             debt obligations.

UCMG1         EMS         AXP(R) Variable Portfolio -        Objective: maximum current               IDSLife, adviser; AEFC,
UCMG2         UCMG6       Cash Management Fund               income consistent with                   subadviser.
PCMG1         SCMG1                                          liquidity and stability of
UCMG5         UCMG7                                          principal. Invests primarily in
UCMG4         UCMG8                                          money market securities.

UDEI1         WDEI5       AXP(R) Variable Portfolio -        Objective: high level of                 IDSLife, adviser; AEFC,
UDEI2         UDEI6       Diversified Equity  Income         current income and, as a                 subadviser.
PDEI1         SDEI1       Fund                               secondary goal, steady growth
UDEI5         WDEI2                                          of capital. Invests primarily in
UDEI4         UDEI8                                          dividend-paying common and
                                                             preferred stocks.

UFIF1         WFDI5       AXP(R) Variable Portfolio -        Objective: a high level of               IDSLife, adviser; AEFC,
UFIF2         UFIF6       Federal Income Fund                current income and safety of             subadviser.
UFIF3         SFDI1       (effective 6-27-03  AXP(R)         principal consistent with an
UFIF5         WFDI2       Variable Portfolio - Federal       investment in U.S. government
UFIF4         UFIF8       Income Fund will change to         and government agency
                          AXP(R) Variable Portfolio -        securities. Invests primarily in
                          Short Term  U.S.                   debt obligations issued or
                          Government Fund)                   guaranteed as to principal and
                                                             interest by the U.S.
                                                             government, its agencies or
                                                             instrumentalities.

UGRO1         EVG         AXP(R) Variable Portfolio -        Objective: long-term capital             IDSLife, adviser; AEFC,
UGRO2         UGRO6       Growth Fund                        growth. Invests primarily in             subadviser.
UGRO3         SGRO1                                          common stocks and securities
UGRO5         UGRO7                                          convertible into common
UGRO4         UGRO8                                          stocks that appear to offer
                                                             growth opportunities.

UNDM1         EGD         AXP(R) Variable Portfolio -        Objective: long-term growth              IDSLife, adviser; AEFC,
UNDM2         UNDM6       NEW DIMENSIONS FUND(R)             of capital. Invests primarily in         subadviser.
PNDM1         SNDM1                                          common stocks showing
UNDM5         WNDM2                                          potential for significant
UNDM4         UNDM8                                          growth.

USVA1         WSVA5       AXP(R) Variable Portfolio -        Objective: long-term capital             IDSLife, adviser; AEFC,
USVA2         USVA6       Partners Small Cap  Value          appreciation. Non-diversified            subadviser;
WSVA6         WSVA8       Fund                               fund that invests primarily in           Royce &Associates, LLC.,
USVA5         WSVA2                                          equity securities.                       Third Avenue Management LLC
USVA4         USVA8                                                                                   and National City
                                                                                                      Investment Company,
                                                                                                      subadvisers.

USPF1         WSPF5       AXP(R) Variable Portfolio -        Objective: long-term capital             IDSLife, adviser; AEFC,
USPF2         USPF6       S&P 500 Index Fund                 appreciation. Non-diversified            subadviser.
USPF3         WSPF8                                          fund that invests primarily in
USPF5         USPF7                                          securities that are expected to
USPF4         USPF8                                          provide investment results that
                                                             correspond to the performance
                                                             of the S&P 500(R) Index.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER
UABA1         WABA5       AIM V.I. Basic Value               Objective: long-term growth              A I M Advisors, Inc.
UABA2         UABA6       Fund, Series II Shares             of capital. Invests at least 65%
UABA3         WABA8                                          of its total assets in equity
UABA5         UABA7                                          securities of U.S. issuers that
UABA4         UABA8                                          have market capitalizations of
                                                             greater than $500 million and are
                                                             believed to be undervalued in
                                                             relation to long-term earning
                                                             power or other factors. The fund
                                                             may invest 25% of its assets in
                                                             foreign securities.

UAAD1         WAAD5       AIM V.I. Capital                   Objective: long-term growth              A I M Advisors, Inc.
UAAD2         UAAD6       Development Fund,  Series          of capital. Invests primarily in
UAAD3         WAAD8       II Shares                          securities (including common
UAAD5         UAAD7                                          stocks, convertible securities
UAAD4         UAAD8                                          and bonds) of small- and
                                                             medium-sized companies. The
                                                             Fund may invest up to 25% of
                                                             its assets in foreign securities.

UAVA1         WAVA5       AIM V.I. Premier Equity            Objective: long-term growth              A I M Advisors, Inc.
UAVA2         UAVA6       Fund, Series II Shares             of capital with income as a
UAVA3         WAVA8                                          secondary objective. Invests
UAVA5         UAVA7                                          normally at least 80% of its
UAVA4         UAVA8                                          net assets, plus the amount of
                                                             any borrowings for investment
                                                             purposes, in equity securities
                                                             including convertible securities.
                                                             The fund also may invest in
                                                             preferred stocks and debt
                                                             instruments that have prospects for
                                                             growth of capital. The Fund may
                                                             invest up to 25% of its assets in
                                                             foreign securities.

UGIP1         WGIP5       AllianceBernstein VP               Objective: reasonable current            Alliance Capital
UGIP2         UGIP6       Growth and Income                  income and reasonable                    Management, L.P.
UGIP3         WGIP8       Portfolio  (Class B)               appreciation. Invests primarily
UGIP5         UGIP7       (previously Alliance VP            in dividend-paying common
UGIP4         UGIP8       Growth and Income                  stocks of good quality.
                          Portfolio (Class B))

UPRG1         EPP         AllianceBernstein VP               Objective: long-term growth              Alliance Capital
UPRG2         UPRG6       Premier Growth Portfolio           of capital by pursuing                   Management, L.P.
UPRG3         SPGR1       (Class B) (previously              aggressive investment policies.
UPRG5         UPRG7       Alliance VP Premier                Invests primarily in equity
UPRG4         UPRG8       Growth Portfolio (Class B))        securities of a limited number
                                                             of large, carefully selected,
                                                             high-quality U.S. companies
                                                             that are judged likely to
                                                             achieve superior  earnings
                                                             growth.

UTEC1         ETC         AllianceBernstein VP               Objective: growth of capital.            Alliance Capital
UTEC2         UTEC6       Technology Portfolio               Current income is only an                Management, L.P.
UTEC3         STEC1       (Class B) (previously              incidental consideration.
UTEC5         UTEC7       Alliance VP Technology             Invests primarily in securities
UTEC4         UTEC8       Portfolio  (Class B))              of companies expected to
                                                             benefit from technological
                                                             advances and improvements.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER
UAGR1         WAGR5       AllianceBernstein VP Total         Objective: achieve a high                Alliance Capital
UAGR2         UAGR6       Return Portfolio (Class B)         return through a combination             Management, L.P.
UAGR3         WAGR8       (previously Alliance VP            of current income and capital
UAGR5         UAGR7       Total Return Portfolio             appreciation. Invests primarily
UAGR4         UAGR8       (Class B))                         in  U.S. government and agency
                                                             obligations, bonds, fixed-income
                                                             senior securities (including
                                                             short-and long-term debt
                                                             securities and preferred stocks
                                                             to the extent their value is
                                                             attributable to their fixed-
                                                             income characteristics),
                                                             and common stocks.

UFCO1         WFCO5       Fidelity(R) VIP                    Objective: seeks long-term               Fidelity Management &
UFCO2         UFCO6       Contrafund(R) Portfolio            capital appreciation. Normally           Research Company
UFCO3         WFCO8       Service Class 2                    invests primarily in common              (FMR), investment
UFCO5         UFCO7                                          stocks. Invests in either                manager; FMR U.K. and
UFCO4         UFCO8                                          "growth" stocks or "value"               FMR  Far East, sub-
                                                             stocks or both. Invests in               investment advisers.
                                                             securities of companies whose
                                                             value it believes is not fully
                                                             recognized by the public. The
                                                             fund invests in domestic and
                                                             foreign issuers.

UFGR1         WFGR5       Fidelity(R) VIP Growth             Objective: seeks to achieve              FMR, investment
UFGR2         UFGR6       Portfolio Service Class 2          capital appreciation. Normally           manager;  FMR U.K.,
UFGR3         WFGR8                                          invests primarily in common              FMR Far East,  sub-
UFGR5         UFGR7                                          stocks of foreign and domestic           investment advisers.
UFGR4         UFGR8                                          companies that it believes
                                                             have above-average growth
                                                             potential.

UFMC1         WMDC5       Fidelity(R) VIP Mid Cap            Objective: seeks long-term               FMR, investment
UFMC2         UFMC6       Portfolio Service Class 2          growth of capital. Normally              manager;  FMR U.K.,
WMDC6         WMDC8                                          invests at least 80% of assets           FMR Far East,  sub-
UFMC5         WMDC2                                          in securities of foreign and             investment advisers.
UFMC4         UFMC8                                          domestic companies with
                                                             medium market capitalization
                                                             common stocks. Invests in growth
                                                             or value common common stocks. May
                                                             invest in companies with smaller or
                                                             larger market capitalizations.

UFOV1         WFOV5       Fidelity(R) VIP Overseas           Objective: seeks long-term               FMR, investment
UFOV2         UFOV6       Portfolio Service Class 2          growth of capital. Normally              manager;  FMR U.K.,
UFOV3         WFOV8                                          invests primarily in common              FMR Far East, Fidelity
UFOV5         UFOV7                                          stocks of foreign securities.            International Investment
UFOV4         UFOV8                                          Normally invests at least 80%            Advisors (FIIA) and FIIA
                                                             of assets in non-U.S.                    U.K.,  sub-investment
                                                             securities.                              advisers.

URES1         ERE         FTVIPT Franklin Real               Objective: seeks capital                 Franklin Advisers, Inc.
URES2         URES6       Estate Fund - Class 2              appreciation, with current
WRES6         SRES1                                          income as a secondary goal.
URES5         WRES2                                          The Fund normally invests at
URES4         URES8                                          least 80% of its net assets in
                                                             investments of companies operating
                                                             in the real estate sector. The Fund
                                                             invests primarily in equity real
                                                             estate investment trusts (REITs).


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER
USMC1         WSMC5       FTVIPT Franklin Small              Objective: seeks long-term               Franklin Advisers, Inc.
USMC2         USMC6       Cap Fund - Class 2                 capital growth. The Fund
PSMC1         WSMC8                                          normally invests at least 80%
USMC5         WSMC2                                          of its net assets in investments
USMC4         USMC8                                          of small capitalization
                                                             companies. For this Fund, small cap
                                                             companies are those with market
                                                             capitalization values not
                                                             exceeding (i) $1.5 billion; or (ii)
                                                             the highest market capitalization
                                                             value in the Russell 2000(R)
                                                             Index, whichever is greater, at the
                                                             time of purchase.

UVAS1         WVAS5       FTVIPT Franklin Small              Objective: seeks long-term               Franklin Advisory
UVAS2         UVAS6       Cap Value Securities Fund          total return. The Fund                   Services, LLC
PVAS1         WVAS8       - Class 2                          normally invests at least 80%
UVAS5         WVAS2                                          of its net assets in investments
UVAS4         UVAS8                                          of small capitalization
                                                             companies. For this Fund, small
                                                             cap companies are those with market
                                                             cap values not exceeding $2.5
                                                             billion, at the time of purchase.
                                                             The Fund's manager invests
                                                             in small companies that it
                                                             believes are undervalued.

UMSS1         EMU         FTVIPT Mutual Shares               Objective: seeks capital                 Franklin Mutual Advisers,
UMSS2         UMSS6       Securities Fund - Class 2          appreciation, with income as a           LLC
PMSS1         SMSS1                                          secondary goal. The Fund
UMSS5         WMSS2                                          normally invests mainly in
UMSS4         UMSS8                                          U.S. equity securities that the
                                                             Fund's manager believes are
                                                             available at market prices
                                                             less than their intrinsic value
                                                             on certain recognized or objective
                                                             criteria, including undervalued
                                                             stocks, restructuring companies and
                                                             distressed companies.

UINT1         WINT5       FTVIPT Templeton Foreign           Objective: seeks long-term               Templeton Investment
UINT2         UINT6       Securities Fund - Class 2          capital growth. The Fund                 Counsel, LLC
UINT3         WINT8                                          normally invests at least 80%
UINT5         UINT7                                          of its net assets in investments,
UINT4         UINT8                                          primarily equity securities, of
                                                             issuers located outside the
                                                             U.S., including those in
                                                             emerging markets.

UGRS1         WGRS5       MFS(R) Investors Growth            Objective: long-term growth              MFS Investment
UGRS2         UGRS6       Stock Series - Service             of capital and future income.            Management(R)
UGRS3         WGRS8       Class                              Invests at least 80% of its net
UGRS5         UGRS7                                          assets in common stocks and
UGRS4         UGRS8                                          related securities of companies
                                                             which MFS(R) believes offer
                                                             better than average prospects
                                                             for long-term growth.

UNDS1         WSND5       MFS(R) New Discovery               Objective: capital                       MFS Investment
UNDS2         UNDS6       Series - Service Class             appreciation. Invests in at least        Management(R)
PSND1         WSND8                                          65% of its net assets in equity
UNDS5         UNDS7                                          securities of emerging growth
UNDS4         UNDS8                                          companies.

UTRS1         WSTR5       MFS(R) Total Return Series         Objective: above-average                 MFS Investment
UTRS2         UTRS6       - Service Class                    income consistent with the               Management(R)
PSTR1         WSTR8                                          prudent employment of
UTRS5         UTRS7                                          capital, with growth of capital
UTRS4         UTRS8                                          and income as a secondary
                                                             objective. Invests primarily in
                                                             a combination of equity and
                                                             fixed income securities.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER
USUT1         WSUT5       MFS(R) Utilities Series -          Objective: capital growth and            MFS Investment
USUT2         USUT6       Service Class                      current income. Invests                  Management(R)
PSUT1         WSUT8                                          primarily in equity and debt
USUT5         USUT7                                          securities of domestic and
USUT4         USUT8                                          foreign companies in the
                                                             utilities industry.

UOCA1         WOCA5       Oppenheimer Capital                Objective: capital                       OppenheimerFunds, Inc.
UOCA2         UOCA6       Appreciation Fund/VA,              appreciation. Invests in
UOCA3         WOCA8       Service Shares                     securities of well-known,
UOCA5         UOCA7                                          established companies.
UOCA4         UOCA8

UOGS1         WOGS5       Oppenheimer Global                 Objective: long-term capital             OppenheimerFunds, Inc.
UOGS2         UOGS6       Securities Fund/VA,                appreciation. Invests mainly in
WOGS6         WOGS8       Service Shares                     common stocks of U.S. and
UOGS5         WOGS2                                          foreign issuers that are
UOGS4         UOGS8                                          "growth-type" companies,
                                                             cyclical industries and special
                                                             situations that are considered
                                                             to have appreciation
                                                             possibilities.

UOHI1         WOHI5       Oppenheimer High Income            Objective: high level of                 OppenheimerFunds, Inc.
UOHI2         UOHI6       Fund/VA, Service Shares            current income from
UOHI3         WOHI8                                          investments in high-yield
UOHI5         UOHI7                                          fixed-income securities.
UOHI4         UOHI8

UOSM1         WOSM5       Oppenheimer Main Street            Objective: seeks capital                 OppenheimerFunds, Inc.
UOSM2         UOSM6       Small Cap Fund/VA,                 appreciation. Invests mainly in
UOSM3         WOSM8       Service Shares                     common stocks of small-
UOSM5         UOSM7                                          capitalization U.S. companies
UOSM4         UOSM8                                          that the fund's investment
                                                             manager believes have
                                                             favorable business trends or
                                                             prospects.

USTB1         WSTB5       Oppenheimer Strategic              Objective: high level of                 OppenheimerFunds, Inc.
USTB2         USTB6       Bond Fund/VA, Service              current income principally
WSTB6         WSTB8       Shares                             derived from interest on debt
USTB5         WSTB2                                          securities. Invests mainly in
USTB4         USTB8                                          three market sectors: debt
                                                             securities of foreign
                                                             governments and companies,
                                                             U.S. government securities,
                                                             and lower-rated high yield
                                                             securities of U.S. and foreign
                                                             companies.

UGIN1         EPG         Putnam VT Growth and               Objective: capital growth and            Putnam Investment
UGIN2         UGIN6       Income Fund -  Class IB            current income. The fund                 Management, LLC
PGIN1         WGIN8       Shares                             pursues its goal by investing
UGIN5         UGIN7                                          mainly in common stocks of
UGIN4         UGIN8                                          U.S. companies with a focus
                                                             on value stocks that offer the
                                                             potential for capital growth,
                                                             current income or both.

UIGR1         EPL         Putnam VT International            Objective: capital                       Putnam Investment
UIGR2         UIGR6       Equity Fund - Class IB             appreciation. The fund pursues           Management, LLC
PIGR1         WIGR8       Shares (previously Putnam          its goal by investing mainly in
UIGR5         WIGR2       VT International Growth            common stocks of companies
UIGR4         UIGR8       Fund - Class IB Shares)            outside the United States.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER
UPRE1         WPRE5       Putnam VT Research Fund            Objective: capital                       Putnam Investment
UPRE2         UPRE6       - Class IB Shares                  appreciation. The Fund                   Management, LLC
UPRE3         WPRE8                                          pursues its goal by investing
UPRE5         UPRE7                                          mainly in common stocks of
UPRE4         UPRE8                                          U.S. companies that Putnam
                                                             Management thinks have the
                                                             greatest potential for capital
                                                             appreciation, with stock prices that
                                                             reflect a value lower than that we
                                                             place on the company, or whose
                                                             earnings we believe are likely
                                                             to grow over time.

UVIS1         EPT         Putnam VT Vista Fund -             Objective: capital                       Putnam Investment
UVIS2         UVIS6       Class IB Shares                    appreciation. The fund pursues           Management, LLC
UVIS3         WVIS8                                          its goal by investing mainly in
UVIS5         WVIS2                                          common stocks of U.S.
UVIS4         UVIS8                                          companies with a focus on
                                                             growth stocks.

USAP1         WSAP5       STI Classic Variable Trust         Objective: capital                       Trusco Capital
USAP2         USAP6       Capital Appreciation Fund          appreciation. Invests primarily          Management, Inc.
USAP3         WSAP8                                          in U.S. common stocks and
USAP5         USAP7                                          other equity securities that STI
USAP4         USAP8                                          believes are undervalued, and
                                                             have a market capitalization of
                                                             at least $1.5 billion.

USGR1         WSGR5       STI Classic Variable Trust         Objective: long-term capital             Trusco Capital
USGR2         USGR6       Growth and Income Fund             appreciation with a secondary            Management, Inc.
USGR3         WSGR8                                          goal of current income. Invests
USGR5         USGR7                                          primarily in equity securities,
USGR4         USGR8                                          including and listed ADRs
                                                             (American Depositary Receipts) of
                                                             domestic and foreign companies
                                                             having market capitalizations of
                                                             at least $1 billion.

USIE1         WSIE5       STI Classic Variable Trust         Objective: long-term capital             Trusco Capital
USIE2         USIE6       International Equity Fund          appreciation. Invests primarily          Management, Inc.
USIE3         WSIE8                                          in common stocks and other
USIE5         USIE7                                          equity securities of established
USIE4         USIE8                                          foreign companies. STI
                                                             typically chooses companies in
                                                             developed countries, but
                                                             also invest in companies whose
                                                             principal activities are in
                                                             emerging markets, also utilizing
                                                             currency hedging transactions.

USIG1         WSIG5       STI Classic Variable Trust         Objective: to provide a high             Trusco Capital
USIG2         USIG6       Investment Grade Bond              level of total return (current           Management, Inc.
USIG3         WSIG8       Fund                               income and capital
USIG5         USIG7                                          appreciation) consistent with a
USIG4         USIG8                                          goal of preservation of capital.
                                                             Invests primarily in investment
                                                             grade corporate debt securities,
                                                             U.S. Treasury obligations and
                                                             mortgage-backed securities.

USME1         WSME5       STI Classic Variable Trust         Objective: long-term capital             Trusco Capital
USME2         USME6       Mid-Cap Equity Fund                appreciation. Invests at least           Management, Inc.
USME3         WSME8                                          80% of its net assets in a
USME5         USME7                                          diversified portfolio of
USME4         USME8                                          common stocks and other
                                                             equity securities of  U.S.
                                                             companies that have
                                                             capitalizations of $500 million
                                                             to $10 billion.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT                INVESTING IN                       INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER
USSV1         WSSV5       STI Classic Variable Trust         Objective: long-term capital             Trusco Capital
USSV2         USSV6       Small Cap Value Equity             appreciation with the                    Management, Inc.
USSV3         WSSV8       Fund                               secondary goal of current
USSV5         USSV7                                          income. Invests primarily in
USSV4         USSV8                                          U.S. common stocks having
                                                             market capitalizations of up to
                                                             $1 billion.

USVI1         WSVI5       STI Classic Variable Trust         Objective: current income with           Trusco Capital
USVI2         USVI6       Value Income Stock Fund            the secondary goal of long-              Management, Inc.
USVI3         WSVI8                                          term capital appreciation.
USVI5         USVI7                                          Invests primarily in common
USVI4         USVI8                                          stocks and other equity
                                                             securities of  U.S. companies
                                                             operating in a wide range of
                                                             domestic and international
                                                             sectors, having market
                                                             capitalizations of at least $500
                                                             million, and a history of
                                                             paying regular dividends.



A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs are not available for contracts issued in Maryland or Pennsylvania and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania or any state that doesn't allow investment in the GPAs.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

             IF YOUR GPA RATE IS:                           THE MVA IS:

       Less than the new GPA rate + 0.10%                    Negative

       Equal to the new GPA rate + 0.10%                         Zero

       Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(          1 + i          )(TO THE POWER OF n/12) - 1] = MVA
                                 ---------------------
                                     1 + j + .001

      Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.
            j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
            n = number of months remaining in the current Guarantee Period
                (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = -$39.28
                ---------------------
                   1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = $27.21
                ---------------------
                   1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);

-    how you want to make purchase payments;


-    the optional MAV death benefit(2);


-    the optional EDB(2),(5);


-    the optional GMIB - MAV rider(3);

-    the optional GMIB - 6% Rising Floor rider(3);


-    the optional PCR(3);

-    the optional Benefit Protector Death Benefit(4);

-    the optional Benefit Protector Plus Death Benefit(4);


-    the length of the withdrawal charge schedule (5 or 7 years)(5); and


-    a beneficiary.


(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

(2) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector or Benefit Protector Plus. May not be available in all states.


(3) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.

(4) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


(5) The five-year withdrawal charge schedule may not be available in all states.


The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:

-    on or after the date the annuitant reaches age 59 1/2;

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

For contracts issued in Alabama and Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS

      If paying by SIP:
         $50 initial payment.
         $50 for additional payments.
      If paying by any other method:
         $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
         $2,000 initial payment for contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):

         $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS


1 BY LETTER


Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SIP


Contact your sales representative to complete the necessary SIP paperwork.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first five or seven years, depending on the withdrawal charge schedule you select. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year or, if earlier, when the contact is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on whether the contract is a qualified annuity or a nonqualified annuity, the withdrawal charge schedule and the death benefit that applies to your contract.


                                                     QUALIFIED ANNUITIES     NONQUALIFIED ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
  ROP death benefit                                         0.85%                     1.10%
  MAV death benefit(1)                                      0.95                      1.20
  EDB(1)                                                    1.15                      1.40

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
  ROP death benefit                                         1.15                      1.40
  MAV death benefit(1)                                      1.25                      1.50
  EDB(1)                                                    1.45                      1.70



(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect either the MAV death benefit or the EDB. EDB is not available with Benefit Protector and Benefit Protector Plus. May not be available in all states.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge an annual fee for this optional feature only if you select it(2). There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is 0.55% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is 0.75% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin or the GMIB terminates.


We calculate the fee as follows:


       GMIB - MAV                          0.55% X (CV + ST - FAV)

       GMIB - 6% RISING FLOOR              0.75% X (CV + ST - FAV)


       CV = contract value on the contract anniversary


       ST = transfers from the subaccounts to the GPAs or the one-year fixed account made during the six months before the contract anniversary.


      FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.


(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit. May not be available in all states.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $50,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2003 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2004 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.


-    The GMIB fee for:


            GMIB - MAV is 0.55%; and

            GMIB - 6% RISING FLOOR is 0.75%.


We calculate the charge as follows:


      Contract value on the contract anniversary:                                 $   73,250
      plus transfers from the subaccounts to the one-year fixed account
      in the six months before the contract anniversary:                             +15,000
      minus the value of the one-year fixed account on the contract anniversary:     -15,250
                                                                                  ----------
                                                                                  $   73,000
   The GMIB fee charged to you:
      GMIB - MAV                  (0.55% X $73,000) =                             $   401.50
      GMIB - 6% RISING FLOOR      (0.75% X $73,000) =                             $   547.50


PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it. If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value. If you select the PCR, you cannot add a GMIB rider.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) Available if you and the annuitant are 75 or younger at contract issue. Not available with EDB. May not be available in all states.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal, depending on the withdrawal charge schedule you select. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

   NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

   NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

                    ACV
      PPW  =  ---------------- x PPNPW
                 (CV - CE)

   If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge.


We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:


                                                    WITHDRAWAL CHARGE SCHEDULE
                        SEVEN-YEAR SCHEDULE                                            FIVE-YEAR SCHEDULE(1)
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                                 1                             8%
                 2                            8                                  2                             7
                 3                            7                                  3                             6
                 4                            7                                  4                             4
                 5                            6                                  5                             2
                 6                            5                                  Thereafter                    0
                 7                            3
                 Thereafter                   0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


(1) The five-year withdrawal charge schedule may not be available in all states.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE: Assume you requested a withdrawal of $1,000 and $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:


         AMOUNT REQUESTED                  $1,000
   ----------------------------    OR      ------ = $1,075.27
    1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a SEVEN-YEAR withdrawal charge schedule with this history:


- The contract date is Jan. 1, 2003 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and


-    We received these payments

     -- $10,000 Jan. 1, 2003;

     -- $8,000 Feb. 28, 2010;

     -- $6,000 Feb. 20, 2011; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

-    The prior anniversary Jan. 1, 2013 contract value was $38,488.



WITHDRAWAL CHARGE       EXPLANATION
     $    0             $3,848.80 is 10% of the prior anniversary's contract
                        value withdrawn without withdrawal charge; and
          0             $10,252.20 is contract earnings in excess of the 10%
                        free withdrawal amount withdrawn without withdrawal
                        charge; and
          0             $10,000 Jan. 1, 2003 purchase payment was received five
                        or more years before withdrawal and is withdrawn without
                        withdrawal charge; and
        560             $8,000 Feb. 28, 2010 purchase payment is in its fourth
                        year from receipt, withdrawn with a 7% withdrawal
                        charge; and
        420             $6,000 Feb. 20, 2011 purchase payment is in its third
     ------             year from receipt withdrawn with a 7% withdrawal charge.
     $  980


Under the same scenario, the withdrawal charge on a contract with a FIVE-YEAR withdrawal charge schedule would be calculated:


WITHDRAWAL CHARGE       EXPLANATION
     $    0             $3,848.80 is 10% of the prior anniversary's contract
                        value withdrawn without withdrawal charge; and
          0             $10,252.20 is contract earnings in excess of the 10%
                        free withdrawal amount withdrawn without withdrawal
                        charge; and
          0             $10,000 Jan. 1, 2003 purchase payment was received five
                        or more years before withdrawal and is withdrawn without
                        withdrawal charge; and
        320             $8,000 Feb. 28, 2010 purchase payment is in its fourth
                        year from receipt, withdrawn with a 4% withdrawal
                        charge; and
        360             $6,000 Feb. 20, 2011 purchase payment is in its third
     ------             year from receipt withdrawn with a 6% withdrawal charge.
     $  680


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan unless an annuity payout Plan E is later surrendered;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period;* and

-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(1);

-    plus any purchase payment credits allocated to the fixed accounts;

-    plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the GMIB - MAV fee (if applicable);

-    minus any prorated portion of the GMIB - 6% Rising Floor (if applicable);

-    minus any prorated portion of the PCR fee (if applicable);

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).

(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB - MAV or GMIB - 6% Rising Floor fee or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;

-    a prorated portion of the contract administrative charge;

-    a prorated portion of the GMIB - MAV fee (if applicable);

-    a prorated portion of the GMIB - 6% Rising Floor fee (if applicable);

-    a prorated portion of the PCR fee (if applicable);

-    a prorated portion of the Benefit Protector fee (if applicable); and/or

-    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                  NUMBER
                                                            AMOUNT         ACCUMULATION          OF UNITS
                                            MONTH          INVESTED         UNIT VALUE           PURCHASED
By investing an equal number
of dollars each month ...                   Jan             $ 100              $ 20                 5.00

                                            Feb               100                18                 5.56

you automatically buy                       Mar               100                17                 5.88
more units when the
per unit market price is low ...   ---->    Apr               100                15                 6.67

                                            May               100                16                 6.25

                                            Jun               100                18                 5.56

                                            Jul               100                17                 5.88

and fewer units                             Aug               100                19                 5.26
market price is high.
when the per unit                  ---->    Sept              100                21                 4.76

                                            Oct               100                20                 5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.


You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or the one-year fixed account as part of your Special DCA transfer. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:           $100 monthly
                                    $250 quarterly, semiannually or annually


3 BY PHONE


Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:           $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                          Contract value or entire account balance
Withdrawals:                        $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge"), MAV death benefit charges (See "Charges -- Maximum Anniversary Value Death Benefit") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:
-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;
     -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --  you are at least age 59 1/2;
     --  you are disabled as defined in the Code;
     -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.


BENEFITS IN CASE OF DEATH

There are three death benefit options under your contract:

-    Return of Purchase Payments death benefit (ROP);

-    Maximum Anniversary Value death benefit (MAV); and

-    Enhanced Death Benefit (EDB).

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If you select a Guaranteed Minimum Income Benefit, you must elect either the MAV death benefit or the EDB. Once you elect a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT


The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

                                                                       PW X DB
     ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT  =  -------
                                                                          CV

       PW = the partial withdrawal including any applicable MVA or withdrawal charge.
       DB = the death benefit on the date of (but prior to) the partial withdrawal.
       CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

-    On Jan. 1, 2004 you make an additional purchase payment of $5,000.

- On March 1, 2004 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-    On March 1, 2005 the contract value grows to $23,000.

     We calculate the ROP death benefit on March 1, 2005 as follows:


         Contract value at death:                                              $ 23,000.00
                                                                               ===========
         Purchase payments minus adjusted partial withdrawals:
              Total purchase payments:                                         $ 25,000.00
              minus adjusted partial withdrawals calculated as:
              1,500 X 25,000
              --------------  =                                                  -1,704.55
                 22,000                                                        -----------

              for a death benefit of:                                          $ 23,295.45
                                                                               ===========
         ROP death benefit, calculated as the greatest of these two values:    $ 23,295.45

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.


If the MAV death benefit is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit, you may not cancel it. If you choose to add the Guaranteed Minimum Income Benefit rider to your contract, you must elect either the MAV death benefit or the Enhanced Death Benefit.


The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): MAV is a value we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV when you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


EXAMPLE


-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:


         Contract value at death:                                                     $ 20,500.00
                                                                                      ===========
         Purchase payments minus adjusted partial withdrawals:
              Total purchase payments:                                                $ 20,000.00
              minus the death benefit adjusted partial withdrawals, calculated as:
              $1,500 X $20,000
              ---------------- =                                                        -1,363.64
                 $22,000                                                              -----------

              for a death benefit of:                                                 $ 18,636.36
                                                                                      ===========
         The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
              Greatest of your contract anniversary contract values:                  $ 24,000.00
              plus purchase payments made since that anniversary:                           +0.00
              minus the death benefit adjusted partial withdrawals, calculated as:
              $1,500 X $24,000
              ---------------- =                                                        -1,636.36
                 $22,000                                                              -----------

              for a death benefit of:                                                 $ 22,363.64
                                                                                      ===========
     The MAV death benefit, calculated as the greatest of these
     three values, which is the MAV:                                                  $ 22,363.64

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT


The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited at age 81. Benefit Protector and Benefit Protector Plus are not available with Enhanced Death Benefit. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If the EDB is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB rider to your contract at the time of purchase. If you choose to add a Guaranteed Minimum Income Benefit to your contract, you must elect either the MAV death benefit or the EDB.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these four values:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 5%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor when you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

                                                                PWT X VAF
   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  = ---------
                                                                   SV

     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

      SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE


- You purchase the contract with a payment of $25,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2004 is calculated as follows:



         Contract value at death:                                         $ 22,800.00
                                                                          ===========
         Purchase payments minus adjusted partial withdrawals:
              Total purchase payments:                                    $ 25,000.00
              minus adjusted partial withdrawals, calculated as:
              $1,500 X $25,000
              ----------------  =                                           -1,543.21
                 $24,300                                                  -----------

              for a return of purchase payments death benefit of:         $ 23,456.79
                                                                          ===========


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:
       The MAV on the immediately preceding anniversary:                    $ 25,000.00
       plus purchase payments made since that anniversary:                        +0.00
       minus adjusted partial withdrawals made since that
       anniversary, calculated as:
       $1,500 X $25,000
       ----------------  =                                                    -1,543.21
           $24,300                                                         ------------

       for a MAV death benefit of:                                          $ 23,456.79
                                                                           ============

   The 5% rising floor:
       The variable account floor on Jan. 1, 2003,
       calculated as: 1.05 x $20,000 =                                      $ 21,000.00
       plus amounts allocated to the subaccounts since that anniversary:          +0.00
       minus the 5% rising floor adjusted partial withdrawal
       from the subaccounts, calculated as:
       $1,500 X $21,000
       ----------------  =                                                 -$  1,657.89
           $19,000                                                         ------------

       variable account floor benefit:                                      $ 19,342.11
       plus the one-year fixed account value:                                 +5,300.00
       5% rising floor (value of the GPAs, one-year fixed account
       and the variable account floor):                                     $ 24,642.11
                                                                           ============
   EDB, calculated as the greatest of these
   three values, which is the 5% rising floor:                              $ 24,642.11


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Benefit Protector is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit under the MAV death benefit on July 1, 2003 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:


     MAV death benefit (contract value):                                            $ 110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
         previously withdrawn):
         0.40 X ($110,000 - $100,000) =                                                +4,000
                                                                                    ---------
     Total death benefit of:                                                        $ 114,000


-    On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on
     Jan. 1, 2005 equals:
     MAV death benefit (MAV):                                                       $ 110,000
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                                +4,000
                                                                                    ---------
     Total death benefit of:                                                        $ 114,000



- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


     MAV death benefit (MAV adjusted for partial withdrawals):                      $  57,619
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                                  +1,048
                                                                                    ---------
     Total death benefit of:                                                        $  58,667


- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2005 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:


     MAV death benefit (contract value):                                            $ 200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                         +55,000
                                                                                    ---------
     Total death benefit of:                                                        $ 255,000


- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:


     MAV death benefit (contract value less any purchase payment credits
     added in the last 12 months):                                                  $ 249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                         +55,000
                                                                                    ---------
     Total death benefit of:                                                        $ 304,500

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:


   MAV death benefit (contract value):                                       $ 250,000
   plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)
      0.40 X ($250,000 - $105,000) =                                           +58,000
                                                                             ---------
   Total death benefit of:                                                   $ 308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Benefit Protector Plus is not available with the EDB.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                   0%

Three and Four                            10%                                                3.75%

Five or more                              20%                                                 7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-  the applicable death benefit PLUS

                              IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD ...       OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
One                           Zero                                              Zero

Two                           40% X earnings at death (see above)               15% X earnings at death

Three and Four                40% X (earnings at death + 25%                    15% X (earnings at death + 25%
                              of initial purchase payment*)                     of initial purchase payment*)

Five or more                  40% X (earnings at death + 50% of                 15% X (earnings at death + 50% of
                              initial purchase payment*)                        initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2002 equals MAV death benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:


         MAV death benefit (contract value):                                    $ 110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 X ($110,000 - $100,000) =                                            +4,000
                                                                                ---------
      Total death benefit of:                                                   $ 114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


         MAV death benefit (MAV):                                               $ 110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 X ($110,000 - $100,000) =                                            +4,000
         plus 10% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.10 X $100,000 =                          +10,000
                                                                                ---------
      Total death benefit of:                                                   $ 124,000


- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


         MAV death benefit (MAV adjusted for partial withdrawals):               $ 57,619
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 X ($57,619 - $55,000) =                                              +1,048
         plus 10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn: 0.10 X $55,000 =                      +5,500
                                                                                 --------
      Total death benefit of:                                                    $ 64,167


- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:


         MAV death benefit (contract value):                                    $ 200,000
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of 100%
         of purchase payments not previously withdrawn
         that are one or more years old                                           +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 266,000

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:


         MAV death benefit (contract value less any purchase payment credits
         added in the last 12 months):                                          $ 249,500
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of
         100% of purchase payments not previously withdrawn
         that are one or more years old                                           +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 315,500


- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:


         MAV death benefit (contract value):                                    $ 250,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 X ($250,000 - $105,000) =                                           +58,000
         plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 x $55,000 =                           +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)


There are two GMIB rider options available under your contract. Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:


-  you must hold the GMIB for 7 years,

- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary, and

-  there are additional costs associated with the rider.


* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If either GMIB rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.


The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit or the EDB at the time you purchase your contract. You cannot add the PCR to your contract if you select a GMIB. The effective date of the GMIB rider will be the contract issue date.


In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

INVESTMENT SELECTION: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.

YOU MAY SELECT ONE OF THE FOLLOWING GMIB RIDER OPTIONS:

-  GMIB - Maximum Anniversary Value (MAV); or

-  GMIB - 6 % Rising Floor.

GMIB - MAV

GMIB BENEFIT BASE:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAV is a value we calculate on the first contract anniversary as the highest of:
(a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


Keep in mind, the MAV is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB
- MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

   PMT X CVG
   ---------
      ECV

      PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

      CVG = current contract value at the time you exercise the GMIB - MAV.

      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

EXERCISING THE GMIB - MAV:

- you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:
   -- Plan A - Life Annuity - no refund
   -- Plan B - Life Annuity with ten years certain
   -- Plan D - Joint and last survivor life annuity - no refund

-  You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

  P SUB(t-1) (1 + i)
  ------------------ =  P SUB(t)
         1.05

           P SUB(t-1)  = prior annuity payout

           P SUB(t)    = current annuity payout

           i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payments and purchase payment credits minus adjusted partial withdrawals or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - MAV:

- You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

- You may terminate the GMIB - MAV any time after the seventh rider anniversary.

-  The GMIB - MAV will terminate on the date:
   -- you make a full withdrawal from the contract;
   -- a death benefit is payable; or
   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.


-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                             GMIB
ANNIVERSARY                       CONTRACT VALUE      PURCHASE PAYMENTS           MAV            BENEFIT BASE
  1                                  $ 107,000            $ 101,000           $ 107,000
  2                                    125,000              101,000             125,000
  3                                    132,000              101,000             132,000
  4                                    150,000              101,000             150,000
  5                                     85,000              101,000             150,000
  6                                    120,000              101,000             150,000
  7                                    138,000              101,000             150,000            $ 150,000
  8                                    152,000              101,000             152,000              152,000
  9                                    139,000              101,000             152,000              152,000
 10                                    126,000              101,000             152,000              152,000
 11                                    138,000              101,000             152,000              152,000
 12                                    147,000              101,000             152,000              152,000
 13                                    163,000              101,000             163,000              163,000
 14                                    159,000              101,000             163,000              163,000
 15                                    215,000              101,000             215,000              215,000

NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                           MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                 PLAN A -           PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                                     GMIB                  LIFE ANNUITY --   LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                                 BENEFIT BASE                NO REFUND      TEN YEARS CERTAIN     ANNUITY -- NO REFUND
 10                                  $ 152,000 (MAV)                   $   785.84          $   766.08              $ 627.76
 15                                    215,000 (Contract Value = MAV)    1,272.80            1,212.60                984.70


The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                                 PLAN A -           PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                                                           LIFE ANNUITY --   LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE                               CONTRACT VALUE               NO REFUND      TEN YEARS CERTAIN     ANNUITY -- NO REFUND
 10                                          $ 126,000                 $   651.42          $   635.04              $ 520.38
 15                                            215,000                   1,272.80            1,212.60                984.70


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

GMIB - 6% RISING FLOOR

GMIB BENEFIT BASE:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the 6% variable account rising floor.


6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


-  the initial purchase payments allocated to the subaccounts increased by 6%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

-  subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

   PMT X CVG
   ---------
      ECV

      PMT = each purchase payment and purchase payment credit make in the five years before you exercise the GMIB.

      CVG = current contract value at the time you exercise the GMIB.

      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

   PMT X (1.06)(TO THE POWER OF CY)

      CY = the full number of contract years the payment has been in the contract.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

EXERCISING THE GMIB - 6% RISING FLOOR:

- you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:
   -- Plan A - Life Annuity - no refund
   -- Plan B - Life Annuity with ten years certain
   -- Plan D - Joint and last survivor life annuity - no refund

-  You may change the annuitant for the payouts.

When you exercise your GMIB - 6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

  P SUB(t-1) (1 + i)
  ------------------ = P SUB(t)
          1.05

           P SUB(t-1) = prior annuity payout

           P SUB(t)   = current annuity payout

           i          = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, ROP or contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - 6% RISING FLOOR:

- You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

- You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

-  The GMIB - 6% Rising Floor will terminate on the date:
   -- you make a full withdrawal from the contract;
   -- a death benefit is payable; or
   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all of your purchase payment to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:



CONTRACT                                                                                         GMIB
ANNIVERSARY                      CONTRACT VALUE    PURCHASE PAYMENTS     6% RISING FLOOR      BENEFIT BASE
  1                                $ 107,000            $ 100,000           $ 106,000
  2                                  125,000              100,000             112,360
  3                                  132,000              100,000             119,102
  4                                  150,000              100,000             126,248
  5                                   85,000              100,000             133,823
  6                                  120,000              100,000             141,852
  7                                  138,000              100,000             150,363          $ 150,363
  8                                  152,000              100,000             159,388            159,388
  9                                  139,000              100,000             168,948            168,948
 10                                  126,000              100,000             179,085            179,085
 11                                  138,000              100,000             189,830            189,830
 12                                  147,000              100,000             201,220            201,220
 13                                  215,000              100,000             213,293            215,000
 14                                  234,000              100,000             226,090            234,000
 15                                  240,000              100,000             239,655            240,000



NOTE: The 6% Rising Floor value is limited at age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB - 6% Rising Floor.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:



                                                                                           MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                 PLAN A -           PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                                     GMIB                  LIFE ANNUITY --   LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                                 BENEFIT BASE                NO REFUND      TEN YEARS CERTAIN     ANNUITY -- NO REFUND
 10                                  $ 179,085 (6% Rising Floor)       $   875.73          $   852.44           $   693.06

 15                                    240,000 (Contract Value)          1,351.20            1,291.20             1,036.80



The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:



CONTRACT                                                                 PLAN A -           PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                                     GMIB                  LIFE ANNUITY --   LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                                 BENEFIT BASE                NO REFUND      TEN YEARS CERTAIN     ANNUITY -- NO REFUND
 10                                          $ 126,000                 $   651.42          $   635.04           $   520.38

 15                                            240,000                   1,420.80            1,353.60             1,099.20



In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - 6% Rising Floor payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot add the PCR if you select either GMIB rider option.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.
                                                 PW X TV
   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                                   CV

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.

      TV = the target value on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

OPTION A) You may choose to accept a PCR credit to your contract equal to:

   5% X (PP - PCRPW - PP5)

            PP = total purchase payments and purchase payment credits.

         PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

           PP5 = purchase payments and purchase payment credits made in the prior five years.

                 We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

OPTION B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.

- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

-  The PCR will terminate on the date:
   -- you make a full withdrawal from the contract, -- that a death benefit is payable, or -- you choose to begin taking annuity payouts.

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to the contract

-  There are no additional purchase payments and no partial withdrawals

-  On Jan. 1, 2013, the contract value is $200,000

- We determine the target value on Jan. 1, 2013 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)(TO THE POWER OF 10) =
   $101,000 X 2.00423 = $202,427.
   Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:
   5% x (PP - TVPW - PP5) = 1.05 X ($101,000 - 0 - 0) = $5,050.
   After application of the PCR credit, your total contract value on Jan. 1, 2013 would be $205,050.

- On Feb. 1, 2013, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2013 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

- If on Feb. 1, 2013, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2013 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2023.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.



     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, EDB, BENEFIT PROTECTOR OR BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or


-  the payout is a minimum distribution required under the Code;

-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  make additional subaccounts investing in additional funds;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.


American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                         2002           2001          2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------
Net investment income                           $   292,067    $   271,718    $   299,759   $  322,746   $   340,219
Net gain (loss) on investments                            3        (89,920)           469        6,565        (4,788)
Other                                                18,906         16,245         12,248        8,338         7,662
TOTAL REVENUES                                  $   310,976    $   198,043    $   312,476   $  337,649   $   343,093
(LOSS) INCOME BEFORE INCOME TAXES               $   (52,177)   $   (63,936)   $    38,452   $   50,662   $    36,421
NET (LOSS) INCOME                               $   (33,690)   $   (41,728)   $    24,365   $   33,987   $    22,026
TOTAL ASSETS                                    $ 8,026,730    $ 5,275,681    $ 4,652,221   $ 4,603,343  $ 4,885,621


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS


2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 % to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4 % to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90% of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63% of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5% of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 22
Rating Agencies                                          p. 23
Principal Underwriter                                    p. 23
Independent Auditors                                     p. 23
Condensed Financial Information (Unaudited)              p. 24

Financial Statements

     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

APPENDIX: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL


STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

                                        PW X RP
   RPA ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                           CV

         PW = the partial withdrawal including any applicable withdrawal charge or MVA.

         CV = the contract value on the date of (but prior to) the partial withdrawal.

        RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA     EPA
   EPA ADJUSTED PARTIAL WITHDRAWALS  =  --------  X  ---
                                           CV        RPA

         PW = the partial withdrawal including any applicable withdrawal charge or MVA.

         CV = the contract value on the date of (but prior to) the partial withdrawal.

        EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

        RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.


- On Jan. 1, 2003 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2009 you make an additional purchase payment in the amount of $100,000.

-  Contract values before any partial withdrawals are shown below.

-  On Jan. 1, 2006 you make a partial withdrawal in the amount of $10,000.

-  On Jan. 1, 2011 you make another partial withdrawal in the amount of $10,000.


NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                                    TOTAL PURCHASE PAYMENTS              CONTRACT VALUE
-------------------------------------------------------------------------------------------
Jan. 1, 2003                                  $ 100,000                         $ 100,000
Jan. 1, 2004                                    100,000                           110,000
Jan. 1, 2005                                    100,000                           115,000
Jan. 1, 2006                                    100,000                           120,000
Jan. 1, 2007                                    100,000                           115,000
Jan. 1, 2008                                    100,000                           120,000
Jan. 1, 2009                                    200,000                           225,000
Jan. 1, 2010                                    200,000                           230,000
Jan. 1, 2011                                    200,000                           235,000
Jan. 1, 2012                                    200,000                           230,000
Jan. 1, 2013                                    200,000                           235,000


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on Jan. 1, 2006:

      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000
                                                                        ------------------  =  $8,333
      minus the RPA adjusted partial withdrawals for all previous            $120,000
      partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:

      RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $191,667
                                                                        ------------------  =  $8,156
      minus the RPA adjusted partial withdrawals for all previous            $235,000
      partial withdrawals = $200,000 - $8,333 = $191,667

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2006:

      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $100,000     $100,000
                                                                        ------------------  X  --------  =  $8,156
      AND the five-year exclusion period minus the EPA adjusted              $120,000          $100,000
      partial withdrawals for all previous partial
      withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:

      EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal      $10,000 X $91,844        $91,844
                                                                        -----------------  X  -------------  =  $1,873
      AND the five-year exclusion period minus the EPA                       $235,000           $191,667
      adjusted partial withdrawals for all previous partial
      withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029


     AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  45281 C (5/03)

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS

NEW SOLUTIONS(R) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)

           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

NEW AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds


-    AllianceBernstein Variable Products Series Fund, Inc.


-    Evergreen Variable Annuity Trust

-    Fidelity(R) Variable Insurance Products - Service Class

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

-    MFS(R) Variable Insurance Trust(SM)

-    Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                 3
THE CONTRACT IN BRIEF                                                     4
EXPENSE SUMMARY                                                           6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                               9
FINANCIAL STATEMENTS                                                     15
PERFORMANCE INFORMATION                                                  15
THE VARIABLE ACCOUNT AND THE FUNDS                                       16
GUARANTEE PERIOD ACCOUNTS (GPAS)                                         21
THE ONE-YEAR FIXED ACCOUNT                                               23
BUYING YOUR CONTRACT                                                     24
CHARGES                                                                  26
VALUING YOUR INVESTMENT                                                  30
MAKING THE MOST OF YOUR CONTRACT                                         31
WITHDRAWALS                                                              35
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                     35
CHANGING OWNERSHIP                                                       35
BENEFITS IN CASE OF DEATH                                                36
OPTIONAL BENEFITS                                                        39
THE ANNUITY PAYOUT PERIOD                                                47
TAXES                                                                    49
VOTING RIGHTS                                                            51
SUBSTITUTION OF INVESTMENTS                                              51
ABOUT THE SERVICE PROVIDERS                                              52
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                    53
ADDITIONAL INFORMATION                                                   58
EXPERTS                                                                  58
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION         59
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION             73
APPENDIX: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL           74


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAs)*: Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT(1): An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


* The GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 16)

- the GPAs* and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 21)

     * The GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (p.24)

MINIMUM ADDITIONAL PURCHASE PAYMENT:
     $50 for Systematic Investment Plans
     $100 for all other payment plans.


MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):
     $1,000,000

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 32)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 35)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 35)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 36)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 39)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 47)


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 49)

CHARGES: We assess certain charges in connection with your contract (p. 26):

-    $40 annual contract administrative charge(1);

- if you select the Guaranteed Minimum Income Benefit Rider(2) (GMIB), an annual fee (currently 0.30%) based on the adjusted contract value;

- if you select the Performance Credit Rider(2) (PCR), an annual fee of 0.15% of the contract value;

- if you select the Benefit Protector(SM) Death Benefit Rider(3) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector Plus Death Benefit Rider(3) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;


-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- the total variable account expenses (if you make allocations to one or more subaccounts):


                                              VARIABLE ACCOUNT     TOTAL MORTALITY AND  TOTAL VARIABLE
                                            ADMINISTRATIVE CHARGE   EXPENSE RISK FEE    ACCOUNT EXPENSE
QUALIFIED ANNUITIES:
 Return of Purchase Payments death benefit          0.15%                  0.85%            1.00%
 Maximum Anniversary Value death benefit(4)         0.15                   0.95             1.10

NONQUALIFIED ANNUITIES:
 Return of Purchase Payments death benefit          0.15                   1.10             1.25
 Maximum Anniversary Value death benefit(4)         0.15                   1.20             1.35



(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.

(3) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.

(4) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)


YEARS FROM PURCHASE          WITHDRAWAL CHARGE
  PAYMENT RECEIPT               PERCENTAGE
         1                          8%
         2                          8
         3                          7
         4                          7
         5                          6
         6                          5
         7                          3
         Thereafter                 0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                $40

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                  0.30%*

(As a percentage of the adjusted contract value charged annually at the contract anniversary. )

PERFORMANCE CREDIT RIDER (PCR) FEE                                                  0.15%*

(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                       0.25%*

(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE             0.40%*

(As a percentage of the contract value charged annually at the contract anniversary.)



* This fee apples only if you elect this optional feature.



ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average subaccount value.)

You can choose the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                              VARIABLE ACCOUNT     TOTAL MORTALITY AND  TOTAL VARIABLE
                                            ADMINISTRATIVE CHARGE   EXPENSE RISK FEE    ACCOUNT EXPENSE
QUALIFIED ANNUITIES:
 RETURN OF PURCHASE PAYMENT DEATH BENEFIT           0.15%                  0.85%            1.00%
 MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT            0.15                   0.95             1.10

NONQUALIFIED ANNUITIES:
 RETURN OF PURCHASE PAYMENT DEATH BENEFIT           0.15                   1.10             1.25
 MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT            0.15                   1.20             1.35





          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                MINIMUM     MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements      .70%        1.83%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                              GROSS TOTAL
                                                                        MANAGEMENT    12b-1      OTHER           ANNUAL
                                                                           FEES       FEES      EXPENSES        EXPENSES
AXP(R) Variable Portfolio -
       Cash Management Fund                                                 .51%       .13%       .05%         .69%(1)
       Federal Income Fund                                                  .61        .13        .09          .83(1)
       Managed Fund                                                         .60        .13        .04          .77(1)
       NEW DIMENSIONS FUND(R)                                               .61        .13        .05          .79(1)
       S&P 500 Index Fund                                                   .29        .13        .40          .82(2)
       Small Cap Advantage Fund                                             .73        .13        .25         1.11(1)
AIM V.I.
       Capital Appreciation Fund, Series I Shares                           .61         --        .24          .85(3)
       Dent Demographic Trends Fund, Series I Shares                        .85         --        .58         1.43(3),(4)
       Premier Equity Fund, Series I Shares                                 .61         --        .24          .85(3)
AllianceBernstein Variable Products Series Fund, Inc.
       AllianceBernstein Growth and Income Portfolio (Class B)              .63        .25        .05          .93(5)
       AllianceBernstein Premier Growth Portfolio (Class B)                1.00        .25        .06         1.31(5)
       AllianceBernstein Technology Portfolio (Class B)                    1.00        .25        .21         1.46(5)
Evergreen VA
       Global Leaders Fund - Class 1                                        .87         --        .31         1.18(6)
       Growth and Income Fund - Class 1                                     .75         --        .18          .93(6)
       Masters Fund - Class 1                                               .87         --        .31         1.18(6)
       Omega Fund - Class 1                                                 .52         --        .18          .70(6)
       Small Cap Value Fund - Class 1                                       .87         --        .26         1.13(6)
       Strategic Income Fund - Class 1                                      .50         --        .29          .79(6)
Fidelity(R) VIP
       Contrafund(R) Portfolio Service Class                                .58        .10        .10          .78(5)
       High Income Portfolio Service Class                                  .58        .10        .12          .80(5)
       Mid Cap Portfolio Service Class                                      .58        .10        .12          .80(5)
FTVIPT
       Franklin Small Cap Fund - Class 2                                    .53        .25        .31         1.09(7),(8)
       Mutual Shares Securities Fund - Class 2                              .60        .25        .21         1.06(7),(8)
       Templeton Developing Markets Securities Fund - Class 2              1.25        .25        .33         1.83(7)
       Templeton Foreign Securities Fund - Class 2                          .70        .25        .20         1.15(7),(8)
MFS(R)
       Investors Growth Stock Series - Service Class                        .75        .25        .13         1.13(9),(10)
       New Discovery Series - Service Class                                 .90        .25        .15         1.30(9),(10)
       Total Return Series - Service Class                                  .75        .25        .11         1.11(9)

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                              GROSS TOTAL
                                                                        MANAGEMENT    12b-1      OTHER           ANNUAL
                                                                           FEES       FEES      EXPENSES        EXPENSES
Putnam Variable Trust
       Putnam VT Growth and Income Fund - Class IB Shares                   .48%       .25%       .04%         .77%(5)
       Putnam VT International New Opportunities Fund - Class IB Shares    1.00        .25        .27         1.52(5)
       Putnam VT Vista Fund - Class IB Shares                               .64        .25        .10          .99(5)


We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


     (1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

     (2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

     (3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

     (4) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I Shares to the extent necessary to limit Gross total annual expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

     (5) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

     (6) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursement at any time. With fee waivers and expense reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.13% and 1.00% for Evergreen VA Global Leaders Fund - Class 1, 0.13% and 1.00% for Evergreen VA Masters Fund - Class 1, and 0.13% and 1.00% for Evergreen Small Cap Value Fund - Class 1.

     (7) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

     (8) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

     (9) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

     (10) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal:
          1.12% for Investors Growth Stock Series and 1.29% for New Discovery Series.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV death benefit and optional GMIB and BPP. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                               IF YOU SURRENDER YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                         AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:
                         1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Nonqualified Annuity   $1,225.07   $1,984.78   $2,757.43   $4,396.91     $425.07   $1,284.78   $2,157.43   $4,396.91
Qualified Annuity       1,199.44    1,910.42    2,637.79    4,180.11      399.44    1,210.42    2,037.79    4,180.11



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP payment death benefit and do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                               IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                          AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                         1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR      3 YEARS    5 YEARS    10 YEARS
Nonqualified Annuity   $1,000.59   $1,319.98   $1,664.85   $2,298.94     $200.59     $619.98   $1,064.85   $2,298.94
Qualified Annuity         974.97    1,242.15    1,533.59    2,029.08      174.97      542.15      933.59    2,029.08



* In these examples, the $40 contract administrative charge is approximated as a .017% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION


(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest (1.00%) and highest (1.35%) total annual variable account expense combinations. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of this prospectus.



YEAR ENDED DEC. 31,                                                                 2002     2001     2000     1999
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                     $ 1.06   $ 1.03   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.06   $ 1.06   $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)               697      554       53       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
Simple yield(2)                                                                     (0.19%)   0.62%    4.94%      --
Compound yield(2)                                                                   (0.19%)   0.62%    5.07%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                     $ 1.05   $ 1.03   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.05   $ 1.05   $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)             3,130    3,857      618       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
Simple yield(2)                                                                     (0.54%)   0.26%    4.58%      --
Compound yield(2)                                                                   (0.54%)   0.26%    4.69%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                     $ 1.11   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.17   $ 1.11   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)               645       30       --       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                     $ 1.11   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.16   $ 1.11   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)             5,451    1,321       34       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMGD1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                     $ 0.87   $ 0.98   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.75   $ 0.87   $ 0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                39      116       --       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMGD4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                     $ 0.86   $ 0.98   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.74   $ 0.86   $ 0.98       --
Number of accumulation units outstanding at end of period (000 omitted)               300      200        3       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                     $ 0.76   $ 0.92   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.59   $ 0.76   $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)                95       20       --       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                     $ 0.75   $ 0.92   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.58   $ 0.75   $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)               683      193       32       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                     $ 0.80   $ 0.92   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.61   $ 0.80   $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)               360      112        7       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------




          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                2002      2001     2000     1999
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                     $ 0.80   $ 0.92   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.61   $ 0.80   $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)             4,960    1,756      110       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $ 0.96   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.79   $ 0.96   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                14        2        2       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USCA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $ 0.96   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.78   $ 0.96   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)               161       57       --       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $ 0.69   $ 0.91   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.52   $ 0.69   $ 0.91       --
Number of accumulation units outstanding at end of period (000 omitted)               506      646       12       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCAP4(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $ 0.68   $ 0.90   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.51   $ 0.68   $ 0.90       --
Number of accumulation units outstanding at end of period (000 omitted)             4,583    2,944      311       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDDT1(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $ 0.58   $ 0.87   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.39   $ 0.58   $ 0.87       --
Number of accumulation units outstanding at end of period (000 omitted)               113      113       12       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDDT4(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $ 0.58   $ 0.86   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.39   $ 0.58   $ 0.86       --
Number of accumulation units outstanding at end of period (000 omitted)             1,646    1,309      145       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVAL1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $ 0.77   $ 0.89   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.53   $ 0.77   $ 0.89       --
Number of accumulation units outstanding at end of period (000 omitted)               637      761       56       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVAL4(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $ 0.77   $ 0.89   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.53   $ 0.77   $ 0.89       --
Number of accumulation units outstanding at end of period (000 omitted)             6,560    4,983      623       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $ 0.97   $ 0.97   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.74   $ 0.97   $ 0.97       --
Number of accumulation units outstanding at end of period (000 omitted)             1,341      640       31       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $ 0.96   $ 0.97   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.74   $ 0.96   $ 0.97       --
Number of accumulation units outstanding at end of period (000 omitted)            10,906    4,722      292       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------



          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                2002      2001     2000     1999
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $ 0.65   $ 0.80   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.45   $ 0.65   $ 0.80       --
Number of accumulation units outstanding at end of period (000 omitted)             1,003      741       47       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $ 0.65   $ 0.80   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.44   $ 0.65   $ 0.80       --
Number of accumulation units outstanding at end of period (000 omitted)             7,706    5,808      700       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $ 0.51   $ 0.69   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.30   $ 0.51   $ 0.69       --
Number of accumulation units outstanding at end of period (000 omitted)               372      364       44       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $ 0.51   $ 0.69   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.29   $ 0.51   $ 0.69       --
Number of accumulation units outstanding at end of period (000 omitted)             2,423    2,237      456       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGL1(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 0.84   $ 0.98   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.66   $ 0.84   $ 0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                89       78        8       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGL4(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 0.83   $ 0.97   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.65   $ 0.83   $ 0.97       --
Number of accumulation units outstanding at end of period (000 omitted)               756    1,186        4       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGI1(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 0.91   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.76   $ 0.91   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                92       83       25       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGI4(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 0.90   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.75   $ 0.90   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)               395      178        6       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEMS1(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 0.82   $ 0.98   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.59   $ 0.82   $ 0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                56       77       30       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEMS4(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 0.81   $ 0.98   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.59   $ 0.81   $ 0.98       --
Number of accumulation units outstanding at end of period (000 omitted)               463      453       61       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOM1(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 0.69   $ 0.82   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.51   $ 0.69   $ 0.82       --
Number of accumulation units outstanding at end of period (000 omitted)               338      422       97       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------



          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                2002      2001     2000     1999
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOM4(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 0.69   $ 0.82   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.51   $ 0.69   $ 0.82       --
Number of accumulation units outstanding at end of period (000 omitted)             3,609    3,028      703       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESC1(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 1.37   $ 1.17   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.19   $ 1.37   $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)               346       69       10       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESC4(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 1.36   $ 1.17   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.18   $ 1.36   $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)             2,265    1,562        7       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESI1(1) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 1.09   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.25   $ 1.09   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)               103       79       --       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESI4(1) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period                                     $ 1.09   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.24   $ 1.09   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)             1,607      732       --       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCOF1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 0.85   $ 0.97   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.76   $ 0.85   $ 0.97       --
Number of accumulation units outstanding at end of period (000 omitted)               633      232        4       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCOF4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 0.84   $ 0.97   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.75   $ 0.84   $ 0.97       --
Number of accumulation units outstanding at end of period (000 omitted)             5,134    1,866      191       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UHIP1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 0.72   $ 0.83   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.74   $ 0.72   $ 0.83       --
Number of accumulation units outstanding at end of period (000 omitted)               114      104        4       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UHIP4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 0.72   $ 0.82   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.73   $ 0.72   $ 0.82       --
Number of accumulation units outstanding at end of period (000 omitted)             1,948    1,031       50       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMDC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 1.16   $ 1.21   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.03   $ 1.16   $ 1.21       --
Number of accumulation units outstanding at end of period (000 omitted)               699      468       23       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMDC4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 1.15   $ 1.21   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.02   $ 1.15   $ 1.21       --
Number of accumulation units outstanding at end of period (000 omitted)             4,911    2,607      222       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------



          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                2002      2001     2000     1999
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $ 0.75   $ 0.90   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.53   $ 0.75   $ 0.90       --
Number of accumulation units outstanding at end of period (000 omitted)               656      312       52       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USMC4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $ 0.75   $ 0.90   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.53   $ 0.75   $ 0.90       --
Number of accumulation units outstanding at end of period (000 omitted)             4,909    4,683      349       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $ 1.16   $ 1.09   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.01   $ 1.16   $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)               753       61       21       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS4(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $ 1.15   $ 1.09   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.00   $ 1.15   $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)             6,327    1,374       15       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDMS1(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $ 0.80   $ 0.87   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.79   $ 0.80   $ 0.87       --
Number of accumulation units outstanding at end of period (000 omitted)                 9        9       --       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDMS4(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $ 0.79   $ 0.87   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.78   $ 0.79   $ 0.87       --
Number of accumulation units outstanding at end of period (000 omitted)               239      116        7       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT1(1),(3) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $ 0.85   $ 1.02   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.68   $ 0.85   $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)               513      324       22       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT4(1),(3) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $ 0.84   $ 1.02   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.68   $ 0.84   $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)             2,373    1,576       53       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS1(1) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 0.71   $ 0.95   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.50   $ 0.71   $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)               421      326        3       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS4(1) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 0.70   $ 0.95   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.50   $ 0.70   $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)             2,832    1,928      187       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS1(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 0.95   $ 1.01   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.64   $ 0.95   $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)               165      115       27       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------



          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                2002      2001     2000     1999
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS4(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 0.94   $ 1.01   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.63   $ 0.94   $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)               832      454       76       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS1(1) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 1.10   $ 1.12   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.04   $ 1.10   $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)             1,585      792       45       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS4(1) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                     $ 1.10   $ 1.11   $ 1.00       --
Accumulation unit value at end of period                                           $ 1.03   $ 1.10   $ 1.11       --
Number of accumulation units outstanding at end of period (000 omitted)             8,646    3,493      141       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN1(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $ 0.99   $ 1.07   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.79   $ 0.99   $ 1.07       --
Number of accumulation units outstanding at end of period (000 omitted)               379      287       --       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN4(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $ 0.98   $ 1.07   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.79   $ 0.98   $ 1.07       --
Number of accumulation units outstanding at end of period (000 omitted)             1,879    1,109       17       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINO1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $ 0.53   $ 0.76   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.46   $ 0.53   $ 0.76       --
Number of accumulation units outstanding at end of period (000 omitted)               232      199       63       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINO4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $ 0.53   $ 0.76   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.45   $ 0.53   $ 0.76       --
Number of accumulation units outstanding at end of period (000 omitted)             1,444    1,359      155       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $ 0.60   $ 0.92   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.42   $ 0.60   $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)               163      265       35       --
Ratio of operating expense to average net assets                                     1.00%    1.00%    1.00%      --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS4(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $ 0.60   $ 0.92   $ 1.00       --
Accumulation unit value at end of period                                           $ 0.41   $ 0.60   $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)             3,391    7,086      487       --
Ratio of operating expense to average net assets                                     1.35%    1.35%    1.35%      --
--------------------------------------------------------------------------------------------------------------------


(1)  Operations commenced on May 30, 2000.

(2) Net of annual contract administrative charge and mortality and expense risk fee.


(3) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    applicable mortality and expense risk fee,

-    MAV fee,

-    GMIB fee,

-    Benefit Protector Plus fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT   INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER
UCMG1        AXP(R) Variable Portfolio -      Objective: maximum current             IDS Life Insurance Company (IDS
UCMG2        Cash Management Fund             income consistent with                 Life), adviser; American Express
UCMG4                                         liquidity and stability of             Financial Corporation (AEFC),
PCMG1                                         principal. Invests primarily in        subadviser.
                                              money market securities.

UFIF1        AXP(R) Variable Portfolio -      Objective: a high level of             IDS Life, adviser; AEFC, subadviser.
UFIF2        Federal Income Fund              current income and safety of
UFIF3                                         principal consistent with an
UFIF4        (effective 6-27-03  AXP(R)       investment in U.S. government
             Variable Portfolio -             and government agency
             Federal Income Fund will         securities. Invests primarily
             change to AXP(R) Variable        in debt obligations issued or
             Portfolio - Short Term           guaranteed as to principal and
             U.S. Government Fund)            interest by the U.S.
                                              government, its agencies or
                                              instrumentalities.

UMGD1        AXP(R) Variable Portfolio -      Objective: maximum total investment    IDS Life, adviser; AEFC, subadviser.
UMGD2        Managed Fund                     return through a combination of
UMGD4                                         capital growth and current income.
PMGD1                                         Invests primarily in a combination
                                              of common and preferred stocks,
                                              convertible securities, bonds and
                                              other debt securities.

UNDM1        AXP(R) Variable Portfolio -      Objective: long-term growth of         IDS Life, adviser; AEFC, subadviser.
UNDM2        NEW DIMENSIONS FUND(R)           capital. Invests primarily in
UNDM4                                         common stocks showing potential
PNDM1                                         for significant growth.

USPF1        AXP(R) Variable Portfolio -      Objective: long-term capital           IDS Life, adviser; AEFC, subadviser.
USPF2        S&P 500 Index Fund               appreciation. Non-diversified
USPF3                                         fund that invests primarily in
USPF4                                         securities that are expected to
                                              provide investment results that
                                              correspond to the performance
                                              of the S&P 500(R) Index.

USCA1        AXP(R) Variable Portfolio -      Objective: long-term capital           IDS Life, adviser; AEFC, subadviser;
USCA2        Small Cap Advantage Fund         growth. Invests primarily in           Kenwood Capital Management LLC,
USCA4                                         equity stocks of small companies       subadviser.
PSCA1                                         that are often included in the
                                              Russell 2000 Index and/or have
                                              market capitalization under
                                              $2 billion.

UCAP1        AIM V.I. Capital                 Objective: growth of capital.          A I M Advisors, Inc.
UCAP2        Appreciation Fund, Series I      Invests principally in common
UCAP4        Shares                           stocks of companies likely to
PCAP1                                         benefit from new or innovative
                                              products, services or processes as
                                              well as those with above-average
                                              growth and excellent prospects for
                                              future growth. The Fund may invest
                                              up to 25% of its assets in foreign
                                              securities.

UDDT1        AIM V.I. Dent Demographic        Objective: long-term growth of         A I M Advisors, Inc.
UDDT2        Trends Fund, Series I Shares     capital. Seeks to meet its
UDDT3                                         objective by investing in
UDDT4                                         securities of companies that
                                              are likely to benefit from changing
                                              demographic, economic, and
                                              lifestyle trends. The Fund may
                                              invest up to 25% of its assets in
                                              foreign securities.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER
UVAL1        AIM V.I. Premier Equity          Objective: long-term growth of         A I M Advisors, Inc.
UVAL2        Fund, Series I Shares            capital with income as a
UVAL4                                         secondary objective. Invests
PVAL1                                         normally at least 80% of its
                                              net assets, plus the amount of
                                              any borrowings for investment
                                              purposes, in equity securities
                                              including convertible securities.
                                              The fund also may invest in
                                              preferred stocks and debt
                                              instruments that have prospects for
                                              growth of capital. The Fund may
                                              invest up to 25% of its assets in
                                              foreign securities.

UGIP1        AllianceBernstein VP             Objective: reasonable current          Alliance Capital Management, L.P.
UGIP2        Growth and Income Portfolio      income and reasonable
UGIP3        (Class B) (previously            appreciation. Invests primarily
UGIP4        Alliance VP Growth and           in dividend-paying common
             Income Portfolio (Class B))      stocks of good quality.

UPRG1        AllianceBernstein VP             Objective: long-term growth of         Alliance Capital Management, L.P.
UPRG2        Premier Growth Portfolio         capital by pursuing aggressive
UPRG3        (Class B) (previously            investment policies. Invests
UPRG4        Alliance VP Premier Growth       primarily in equity securities
             Portfolio (Class B))             of a limited number of large,
                                              carefully selected,
                                              high-quality U.S. companies
                                              that are judged likely to
                                              achieve superior earnings
                                              growth.

UTEC1        AllianceBernstein  VP            Objective: growth of capital.          Alliance Capital Management, L.P.
UTEC2        Technology Portfolio (Class      Current income is only an
UTEC3        B) (previously  Alliance VP      incidental consideration.
UTEC4        Technology Portfolio (Class B))  Invests primarily in securities of companies expected to benefit
                                              from technological advances and
                                              improvements.

UEGL1        Evergreen VA Global Leaders      Objective: long-term capital           Evergreen Investment Management
UEGL2        Fund - Class 1                   growth. Invests primarily in a         Company, LLC
UEGL3                                         diversified portfolio of equity
UEGL4                                         securities of companies located
                                              in the world's major
                                              industrialized countries. The
                                              Fund will make investments in
                                              no less than three countries,
                                              which may include the U.S., but
                                              may invest more than 25% of its
                                              assets in one country.

UEGI1        Evergreen VA Growth and          Objective: capital growth in           Evergreen Investment Management
UEGI2        Income Fund - Class 1            the value of its shares and            Company, LLC
UEGI3                                         current income. Invests in
UEGI4                                         primarily common stocks of
                                              medium- to large-sized U.S.
                                              companies whose market
                                              capitalizations at time of
                                              purchase fall within the range
                                              tracked by the Russell 1000(R)
                                              Index.

UEMS1        Evergreen VA Masters Fund -      Objective: long-term capital           Evergreen Investment Management
UEMS2        Class 1                          growth. The portfolio's assets         Company, LLC, investment adviser; MFS
UEMS3                                         are invested on an                     Institutional Advisors, Inc.,
UEMS4                                         approximately equal basis among        OppenheimerFunds, Inc. and Marsico
                                              the following four styles, each        Capital Management, LLC
                                              implemented by a different             sub-investment advisers.
                                              sub-investment adviser: 1) equity
                                              securities of U.S. and foreign
                                              companies that are temporarily
                                              undervalued; 2) equity securities
                                              expected to show growth above that
                                              of the overall economy and
                                              inflation; 3) blended growth and
                                              value-oriented strategy focusing on
                                              foreign and domestic large-cap
                                              equity securities; and 4) growth
                                              oriented strategy focusing on
                                              large-cap equity securities of U.S.
                                              and foreign issuers.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER
UEOM1        Evergreen VA Omega Fund -        Objective: long-term capital           Evergreen Investment Management
UEOM2        Class 1                          growth. Invests primarily in           Company, LLC
UEOM3                                         common stocks and securities
UEOM4                                         convertible into common stocks
                                              of U.S. companies across all
                                              market capitalizations.

UESC1        Evergreen VA Small Cap           Objective: capital growth in           Evergreen Investment Management
UESC2        Value Fund - Class 1             the value of its shares. The           Company, LLC
UESC3        (effective 7/14/03               Fund seeks to achieve its goal
UESC4        Evergreen VA Small Cap           by investing at least 80% of
             Value Fund - Class 1 will        its assets in common stocks of
             change to Evergreen VA           small U.S. companies whose
             Special Values Fund - Class 1)   having market capitalizations
                                              at the time of purchase fall
                                              within the range tracked by the
                                              Russell 2000(R) Index.

UESI1        Evergreen VA Strategic           Objective: high current income         Evergreen Investment Management
UESI2        Income Fund - Class 1            from interest on debt                  Company, LLC
UESI3                                         securities with a secondary
UESI4                                         objective of potential for
                                              growth of capital in selecting
                                              securities. The Fund seeks to
                                              achieve its goal by investing
                                              primarily in domestic high-yield,
                                              high-risk "junk" bonds and other
                                              debt securities (which may be
                                              denominated in U.S. dollars or in
                                              non-U.S. currencies) of foreign
                                              governments and foreign
                                              corporations.

UCOF1        Fidelity(R) VIP Contrafund(R)    Objective: seeks long-term             Fidelity Management & Research
UCOF2        Portfolio  Service Class         capital appreciation. Normally         Company (FMR), investment manager;
UCOF3                                         invests primarily in common            FMR U.K. and FMR  Far East,
UCOF4                                         stocks. Invests in either              sub-investment advisers.
                                              "growth" stocks or "value" stocks
                                              or both. Invests in securities of
                                              companies whose value it believes
                                              is not fully recognized by the
                                              public. The fund invests in
                                              domestic and foreign issuers.

UHIP1        Fidelity(R) VIP High Income      Objective: seeks a high level          Fidelity Management & Research
UHIP2        Portfolio Service Class          of current income, while also          Company (FMR), investment manager;
UHIP3                                         considering growth of capital.         FMR U.K., FMR Far East,
UHIP4                                         Normally invests primarily in          sub-investment advisers.
                                              foreign and domestic issued
                                              income-producing debt securities,
                                              preferred stocks and convertible
                                              securities, with an emphasis on
                                              lower-quality debt securities. May
                                              invest in non-inomce producting
                                              securities, including defaulted
                                              securities and common stocks and
                                              may invest in companies in troubled
                                              or uncertain financial condition.

UMDC1        Fidelity(R) VIP Mid Cap          Objective: seeks long-term growth of   Fidelity Management & Research
UMDC2        Portfolio Service Class          capital. Normally invests at least     Company (FMR), investment manager;
UMDC4                                         80% of assets in securities of         FMR U.K., FMR Far East,
PMDC1                                         foreign and domestic companies with    sub-investment advisers.
                                              medium market capitalization common
                                              stocks. Invests in growth or value
                                              common stocks. May invest in
                                              companies with smaller or larger
                                              market capitalizations.

USMC1        FTVIPT Franklin Small Cap        Seeks long-term capital growth.        Franklin Advisers, Inc.
USMC2        Fund - Class 2                   The Fund normally invests at
USMC4                                         least 80% of its net assets in
PSMC1                                         investments of small capitalization
                                              companies. For this Fund, small cap
                                              companies are those with market
                                              capitalization values not exceeding
                                              (i) $1.5 billion; or (ii) the
                                              highest market capitalization value
                                              in the Russell 2000(R) Index,
                                              whichever is greater, at the time
                                              of purchase.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES     INVESTMENT ADVISER
UMSS1        FTVIPT Mutual Shares             Seeks capital appreciation,            Franklin Mutual Advisers, LLC
UMSS2        Securities Fund - Class 2        with income as a secondary goal.
UMSS4                                         The Fund normally invests mainly in
PMSS1                                         U.S. equity securities that the Fund's
                                              manager believes are available at
                                              market prices less than their
                                              intrinsic value on certain
                                              recognized or objective criteria,
                                              including undervalued stocks,
                                              restructuring companies
                                              and distressed companies.

UDMS1        FTVIPT Templeton Developing      Seeks long-term capital                Templeton Asset Management Ltd.
UDMS2        Markets Securities Fund -        appreciation. The Fund normally
UDMS3        Class 2                          invests at least 80% of its net
UDMS4                                         assets  in emerging market
                                              investments, primarily equity
                                              securities.

UINT1        FTVIPT Templeton Foreign         Seeks long-term capital growth.        Templeton Investment Counsel, LLC
UINT2        Securities Fund - Class 2        The Fund normally invests at
UINT3                                         least 80% of its net assets in
UINT4                                         investments, primarily equity
                                              securities, of issuers located
                                              outside the U.S., including
                                              those in emerging markets.

UGRS1        MFS(R) Investors Growth Stock    Objective: long-term growth of         MFS Investment Management(R)
UGRS2        Series - Service Class           capital and future income.
UGRS3                                         Invests at least 80% of its net
UGRS4                                         assets in common stocks and related
                                              securities of companies which
                                              MFS(R) believes offer better than
                                              average prospects for long-term
                                              growth.

UNDS1        MFS(R) New Discovery  Series     Objective: capital appreciation.       MFS Investment Management(R)
UNDS2        - Service Class                  Invests in at least 65% of its net
UNDS4                                         assets in equity securities of
PSND1                                         emerging growth companies.

UTRS1        MFS(R) Total Return Series -     Objective: above-average income        MFS Investment Management(R)
UTRS2        Service Class                    consistent with the prudent
UTRS4                                         employment of capital, with
PSTR1                                         growth of capital and income as
                                              a secondary objective. Invests
                                              primarily in a combination of
                                              equity and fixed income
                                              securities.

UGIN1        Putnam VT Growth and Income      Objective: capital growth and          Putnam Investment Management, LLC
UGIN2        Fund -  Class IB Shares          current income. The fund
UGIN4                                         pursues its goal by investing
PGIN1                                         mainly in common stocks of U.S.
                                              companies with a focus on value
                                              stocks that offer the potential for
                                              capital growth, current income or
                                              both.

UINO1        Putnam VT International          Objective: long-term capital           Putnam Investment Management, LLC
UINO2        New Opportunities Fund -         appreciation. The fund pursues
UINO3        Class IB Shares                  its goal by investing mainly in
UINO4                                         common stocks of companies
                                              outside the United States with
                                              a focus on growth stocks.

UVIS1        Putnam VT Vista Fund -           Objective: capital appreciation.       Putnam Investment Management, LLC
UVIS2        Class IB Shares                  The fund pursues its goal by
UVIS3                                         investing mainly in common stocks of
UVIS4                                         U.S. companies with a focus on
                                              growth stocks.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAs)


The GPAs are not available for contracts issued in Maryland or Pennsylvania. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

             IF YOUR GPA RATE IS:                            THE MVA IS:

        Less than the new GPA rate + 0.10%                    Negative
        Equal to the new GPA rate + 0.10%                     Zero
        Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

    EARLY WITHDRAWAL AMOUNT X [(          1 + i          )(TO THE POWER OF n/12) - 1] = MVA
                                  ---------------------
                                      1 + j + .001

      Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

            j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

            n = number of months remaining in the current Guarantee Period
                (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = -$39.28
                ---------------------
                  1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = $27.21
                ---------------------
                  1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT


New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you applied, you selected (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);

-    how you wanted to make purchase payments;


-    the optional Maximum Anniversary Value Death Benefit Rider(2);

-    the optional Guaranteed Minimum Income Benefit Rider(3);

-    the optional Performance Credit Rider(3);


-    the optional Benefit Protector Death Benefit Rider(4);

-    the optional Benefit Protector Plus Death Benefit Rider(4); and


-    a beneficiary.


(1) GPAs are not available under contracts issued in Pennsylvania and Maryland and may not be available in other states as well.

(2) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.
(3) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contact issue. If you select the GMIB you must select the MAV rider.
(4) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.


We applied your initial purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:

-    on or after the date the annuitant reaches age 59 1/2;

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)




          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS

For contracts issued in Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS
   If paying by SIP:
      $50 initial payment.
      $50 for additional payments.
   If paying by any other method:
      $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
      $2,000 initial payment for contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):
      $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER
Send your check along with your name and contract number to:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP
Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are base on whether the contract is a qualified annuity or a nonqualified annuity and the death benefit that applies to your contract.

                                                        QUALIFIED     NONQUALIFIED
                                                        ANNUITIES      ANNUITIES
   Return of Purchase Payment death benefit               0.85%          1.10%
   Maximum Anniversary Value death benefit rider(1)       0.95           1.20

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

(1) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.30%) based on the adjusted contract value for this optional feature only if you select it.(2) If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

We calculate the fee as follows: 0.30% X (CV + ST - FAV)

      CV  = contract value on the contract anniversary

      ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

      FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs or the one-year fixed account.


EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2003 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2004 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.


-    The GMIB fee percentage is 0.30%.

We calculate the charge for the GMIB as follows:

     Contract value on the contract anniversary:                                      $73,250
     plus transfers from the subaccounts to the one-year fixed account
     in the six months before the contract anniversary:                               +15,000
     minus the value of the one-year fixed account on the contract anniversary:       -15,250
                                                                                      -------
                                                                                      $73,000
   The GMIB fee charged to you: 0.30% x $73,000 =                                     $   219

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it(2). If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.


BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(3). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(3). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(3) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts-- Market Value Adjustments (MVA).")

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


- NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.


3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.


- NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

               PPW =    ACV     X PPNPW
                     --------
                     (CV - CE)

     If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge.


We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn:

                     YEARS FROM PURCHASE              WITHDRAWAL CHARGE
                       PAYMENT RECEIPT                 PAYMENT RECEIPT
                              1                              8%
                              2                              8
                              3                              7
                              4                              7
                              5                              6
                              6                              5
                              7                              3
                              Thereafter                     0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE


Assume you requested a withdrawal of $1,000, $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:


         AMOUNT REQUESTED          OR      $1,000 = $1,075.27
   ----------------------------            ------
    1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. With a qualified annuity, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. With a nonqualified annuity, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is Jan. 1, 2003 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and


-    We received these payments

     -- $10,000 Jan. 1, 2003;
     -- $8,000 Feb. 28, 2010;
     -- $6,000 Feb. 20, 2011; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

-    The prior anniversary Jan. 1, 2012 contract value was $38,488.



WITHDRAWAL CHARGE       EXPLANATION
     $    0             $3,848.80 is 10% of the prior anniversary's contract
                        value withdrawn without withdrawal charge; and
          0             $10,252.20 is contract earnings in excess of the 10%
                        free withdrawal amount withdrawn without withdrawal
                        charge; and
          0             $10,000 Jan. 1, 2003 purchase payment was received seven
                        or more years before withdrawal and is withdrawn without
                        withdrawal charge; and
        560             $8,000 Feb. 28, 2010 purchase payment is in its fourth
                        year from receipt, withdrawn with a 7% withdrawal
                        charge; and
        420             $6,000 Feb. 20, 2011 purchase payment is in its third
     ------             year from receipt withdrawn with a 7% withdrawal charge.
     $  980


WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-    contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period;* and

-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:


FIXED ACCOUNTS


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:


- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(1);


-    plus any purchase payment credits allocated to the fixed accounts;

-    plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the GMIB fee (if applicable);

-    minus any prorated portion of the PCR fee (if applicable);

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).


(1) GPAs are not available under contracts issued in Maryland and Pennsylvania and may not be available in other states.


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB fee, or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;
-    any purchase payment credits allocated to the subaccounts;
-    transfers into or out of the subaccounts;
-    partial withdrawals;
-    withdrawal charges;
-    a prorated portion of the contract administrative charge;
-    a prorated portion of the GMIB fee (if applicable);
-    a prorated portion of the PCR fee (if applicable);
-    a prorated portion of the Benefit Protector fee (if applicable); and/or
-    a prorated portion of the Benefit Protector Plus fee (if applicable).

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;
- dividends distributed to the subaccounts; - capital gains or losses of funds;
-    fund operating expenses; and/or
- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                 NUMBER
                                                      AMOUNT     ACCUMULATION   OF UNITS
                                           MONTH     INVESTED     UNIT VALUE    PURCHASED
By investing an equal number
of dollars each month ...                   Jan       $ 100          $ 20         5.00

                                            Feb         100            18         5.56

you automatically buy more                  Mar         100            17         5.88
units when the per unit market
price is low ...                  ---->     Apr         100            15         6.67

                                            May         100            16         6.25

                                            Jun         100            18         5.56

                                            Jul         100            17         5.88

                                            Aug         100            19         5.26
and fewer units when the per
unit market price is high.        ---->     Sept        100            21         4.76

                                            Oct         100            20         5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.


You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into GPAs, the one-year fixed account and/or subaccounts you select over the time period you select (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

We reserve the right to credit a lower interest rate to each Special DCA account if you select the GPAs or the one-year fixed account as part of your Special DCA transfers. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


We may suspend or modify transfer privileges at any time.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.


- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.


- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER
Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS
Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:      $100 monthly
                               $250 quarterly, semiannually or annually

3 BY PHONE
Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:      $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                     Contract value or entire account balance
Withdrawals:                   $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:
-    payable to you;
-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery. Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;
     --   the NYSE is closed, except for normal holiday and weekend closings;
     --   trading on the NYSE is restricted, according to SEC rules;
     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
     --  you are at least age 59 1/2;
     --  you are disabled as defined in the Code;
     -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.
- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: the Return of Purchase Payment Death Benefit (ROP) and the Maximum Anniversary Value (MAV) Death Benefit Rider. If either you or the annuitant are 80 or older at contract issue, we require the ROP death benefit. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit or the MAV death benefit rider (if it is available in your state) on your application. Once you elect a death benefit option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either death benefit, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENT DEATH BENEFIT (ROP)

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

     DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS  =  PW X DB
                                                    -------
                                                      CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     DB = the death benefit on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.


EXAMPLE

-    You purchase the contract with a payment of $25,000 on Jan. 1, 2003.
-    On Jan. 1, 2004 you make an additional purchase payment of $5,000.
- On March 1, 2004 the contract value falls to $28,000. You take a $1,500 partial withdrawal leaving a contract value of $26,500.
-    On March 1, 2005 the contract value falls to $25,000.

     We calculate the ROP death benefit on March 1, 2005 as follows:


     Contract value at death:                                                $25,000.00
                                                                             ==========

     Purchase payments and purchase payment credits minus adjusted partial withdrawals:

         Total purchase payments and purchase payment credits:               $30,000.00
         minus ROP adjusted partial withdrawals calculated as:

         1,500 x 30,000  =                                                    -1,607.14
         --------------                                                      ----------
             28,000

         for a death benefit of:                                             $28,392.86
                                                                             ==========
     The ROP death benefit calculated as the greatest of these two values:   $28,392.86

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT RIDER

The MAV rider is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV rider is appropriate for your situation.

If the MAV rider is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV rider to your contract at the time of purchase. Once you select the MAV rider you may not cancel it. You must select the MAV rider if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract.

The MAV rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.
- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.
- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.
     We calculate the MAV death benefit on March 1, 2004 as follows:


     Contract value at death:                                                 $20,500.00
                                                                              ==========
     Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:         $20,000.00
         minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $20,000  =                                                   -1,363.64
         ----------------                                                     ----------
              $22,000

         for a death benefit of:                                              $18,636.36
                                                                              ==========
         The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
              Greatest of your contract anniversary contract values:          $24,000.00
              plus purchase payments made since that anniversary:                  +0.00
              minus the death benefit adjusted partial withdrawals,
              calculated as:

              $1,500 x $24,000  =                                              -1,636.36
              ----------------                                                ----------
                  $22,000

         for a death benefit of:                                              $22,363.64
                                                                              ==========
     The MAV death benefit, calculated as the greatest of these
     three values, which is the MAV:                                          $22,363.64

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and
     -    payouts begin no later than one year following the year of your death;
          and
     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit rider.
- On July 1, 2003 the contract value grows to $105,000. The death benefit under the MAV death benefit rider on July 1, 2003 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:



     MAV rider (contract value):                                             $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not
         previously withdrawn):
         0.40 x ($110,000 - $100,000) =                                        +4,000
                                                                             --------
      Total death benefit of:                                                $114,000



- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:



     MAV rider (MAV):                                                        $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                                        +4,000
                                                                             --------
     Total death benefit of:                                                 $114,000


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


     MAV rider (MAV adjusted for partial withdrawals):                       $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                         +1,048
                                                                             -------
     Total death benefit of:                                                 $58,667


- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2005 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.
- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:


     MAV rider (contract value):                                             $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                 +55,000
                                                                             --------
     Total death benefit of:                                                 $255,000


- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:


     MAV rider (contract value less any purchase payment credits
         added in the last 12 months):                                       $249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                 +55,000
                                                                             --------
     Total death benefit of:                                                 $304,500


- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:


     MAV rider (contract value):                                             $250,000
     plus the Benefit Protector benefit (40% of earnings
         at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old):
         0.40 x ($250,000 - $105,000) =                                       +58,000
                                                                             --------
      Total death benefit of:                                                $308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                   PERCENTAGE IF YOU AND THE ANNUITANT ARE     PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR      UNDER AGE 70 ON THE RIDER EFFECTIVE DATE    70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                     0%                                             0%

Three and Four                 10%                                          3.75%

Five or more                   20%                                          7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the applicable death benefit PLUS

                  IF YOU AND THE ANNUITANT ARE UNDER                            IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR     AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...                    OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One               Zero                                                          Zero

Two               40% x earnings at death (see above)                           15% x earnings at death

Three and Four    40% x (earnings at death + 25% of initial purchase payment*)  15% x (earnings at death + 25% of initial purchase payment*)

Five or more      40% x (earnings at death + 50% of initial purchase payment*)  15% x (earnings at death + 50% of initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit rider.
- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2002 equals MAV death benefit rider, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:


         MAV rider (contract value):                                         $110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):

         0.40 x ($110,000 - $100,000) =                                        +4,000
                                                                             --------
     Total death benefit of:                                                 $114,000

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


         MAV rider (MAV):                                                    $110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 x ($110,000 - $100,000) =                                        +4,000
         plus 10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn: 0.10 x $100,000 =                +10,000
                                                                             --------
     Total death benefit of:                                                 $124,000


- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


         MAV rider (MAV adjusted for partial withdrawals):                   $57,619
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 x ($57,619 - $55,000) =                                         +1,048
         plus 10% of purchase payments made within 60 days of contract
         issue and not previously withdrawn: 0.10 x $55,000 =                 +5,500
                                                                             -------
     Total death benefit of:                                                 $64,167


- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:


         MAV rider (contract value):                                         $200,000
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of 100%
         of purchase payments not previously withdrawn
         that are one or more years old                                       +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 x $55,000 =        +11,000
                                                                             --------
     Total death benefit of:                                                 $266,000


- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:


         MAV rider (contract value less any purchase payment credits
         added in the last 12 months):                                       $249,500
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of
         100% of purchase payments not previously withdrawn
         that are one or more years old                                       +55,000
         plus 20% of purchase payments made within 60 days of
         contract issue and not previously withdrawn: 0.20 x $55,000 =        +11,000
                                                                             --------
     Total death benefit of:                                                 $315,500




          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:


         MAV rider (contract value):                                         $250,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (MAV rider minus payments not previously withdrawn):
         0.40 x ($250,000 - $105,000) =                                       +58,000
         plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 x $55,000 =                       +11,000
                                                                             --------
     Total death benefit of:                                                 $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-    you must hold the GMIB for 7 years,

- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,

-    you can only exercise the GMIB within 30 days after a contract anniversary,
- the MAV we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and

-    there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.


If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see "Charges"). You cannot select the GMIB if you add the Performance Credit Rider to your contract. You must elect the GMIB along with the MAV rider at the time you purchase your contract and your rider effective date will be the contract issue date.


In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date. o the annuitant on the retirement date must be between 50 and 86 years old.
- you can only take an annuity payout under one of the following annuity payout plans:
     --   Plan A - Life Annuity -- no refund
     --   Plan B - Life Annuity with ten years certain
     --   Plan D - Joint and last survivor life annuity -- no refund
-    you may change the annuitant for the payouts.




          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                          P SUB(t-1) (1 + i) = P SUB(t)
                          -----------------------------
                                       1.05

    P SUB(t-1) =   prior annuity payout

      P SUB(t) =   current annuity payout

             i =   annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1.   contract value;
2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or
3. the MAV at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

Keep in mind that the MAV is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

                                    PMT X CVG
                                    ---------
                                       ECV

     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.

     CVG  = current contract value at the time you exercise the GMIB.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

TERMINATING THE GMIB

-    You may terminate the rider within 30 days after the first rider anniversary.
-    You may terminate the rider any time after the seventh rider anniversary.
-    The rider will terminate on the date:
     --   you make a full withdrawal from the contract;
     --   a death benefit is payable; or
     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB rider will terminate* on the contract anniversary after the annuitant's 86th birthday.


* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.
- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                 GMIB
ANNIVERSARY            CONTRACT VALUE      PURCHASE PAYMENTS         MAV             BENEFIT BASE
  1                      $ 107,000             $ 101,000         $ 107,000
  2                        125,000               101,000           125,000
  3                        132,000               101,000           132,000
  4                        150,000               101,000           150,000
  5                         85,000               101,000           150,000
  6                        120,000               101,000           150,000
  7                        138,000               101,000           150,000            $ 150,000
  8                        152,000               101,000           152,000              152,000
  9                        139,000               101,000           152,000              152,000
 10                        126,000               101,000           152,000              152,000
 11                        138,000               101,000           152,000              152,000
 12                        147,000               101,000           152,000              152,000
 13                        163,000               101,000           163,000              163,000
 14                        159,000               101,000           163,000              163,000
 15                        215,000               101,000           215,000              215,000

NOTE: The MAV is limited after age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                             MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                   PLAN A -           PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                  GMIB                       LIFE ANNUITY --   LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE              BENEFIT BASE                     NO REFUND       TEN YEARS CERTAIN   ANNUITY -- NO REFUND
 10                  $ 152,000 (MAV)                      $   785.84          $   766.08             $  627.76
 15                    215,000 (Contract Value = MAV)       1,272.80            1,212.60                984.70



The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:



CONTRACT                                                   PLAN A -           PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                                             LIFE ANNUITY --   LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE          CONTRACT VALUE                       NO REFUND       TEN YEARS CERTAIN   ANNUITY -- NO REFUND
 10                    $ 126,000                          $   651.42          $   635.04             $ 520.38
 15                      215,000                            1,272.80            1,212.60               984.70



In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS = PW X TV
                                               -------
                                                 CV

     PW = the partial withdrawal including any applicable withdrawal charge or
          MVA.
     TV = the target value on the date of (but prior to) the partial withdrawal. CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

Option A) You may choose to accept a PCR credit to your contract equal to:

                             5% X (PP - PCRPW - PP5)

        PP = total purchase payments and purchase payment credits.
     PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.
       PP5 = purchase payments and purchase payment credits made in the prior five years.

             We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

Option B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

-    You may terminate the PCR within 30 days following the first rider anniversary.
- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.
-    The PCR will terminate on the date:
     --   you make a full withdrawal from the contract,
     --   that a death benefit is payable, or
     --   you choose to begin taking annuity payouts.


EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $1,000 purchase payment credit to the contract

-    There are no additional purchase payments and no partial withdrawals

-    On Jan. 1, 2013, the contract value is $200,000
- We determine the target value on Jan. 1, 2013 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)(TO THE POWER OF 10) = $101,000 x 2.00423 = $202,427.

     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

     5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.


     After application of the PCR credit, your total contract value on Jan. 1, 2013 would be $205,050.
- On Feb. 1, 2013, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2013 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.
- If on Feb. 1, 2013, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2013 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2023.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;
-    the annuitant's age and, in most cases, sex;
-    the annuity table in the contract; and
-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered with the subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;
-    because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
-    the payout is a minimum distribution required under the Code;
-    the payout is made on account of an eligible hardship; or
-    the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by
-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;
-    the existing funds become unavailable; or
-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;
-    combine any two or more subaccounts;
-    make additional subaccounts investing in additional funds;
-    transfer assets to and from the subaccounts or the variable account; and
-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuity. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currrently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. IDS LIFE INSURANCE COMPANY, et. al. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, et. al. v. IDS LIFE INSURANCE COMPANY, et. al. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                         2002            2001            2000           1999           1998
--------------------------------------------------------------------------------------------------------------------------
Net investment income                           $    292,067    $    271,718    $    299,759   $    322,746   $    340,219
Net gain (loss) on investments                             3         (89,920)            469          6,565         (4,788)
Other                                                 18,906          16,245          12,248          8,338          7,662
TOTAL REVENUES                                  $    310,976    $    198,043    $    312,476   $    337,649   $    343,093
(LOSS) INCOME BEFORE INCOME TAXES               $    (52,177)   $    (63,936)   $     28,452   $     50,662   $     36,421
NET (LOSS) INCOME                               $    (33,690)   $    (41,728)   $     24,365   $     33,987   $     22,026
TOTAL ASSETS                                    $  8,026,730    $  5,275,681    $  4,652,221   $  4,603,343   $  4,885,621



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 % to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.





          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4 % to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.



          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional

          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express New Solutions(R) Variable Annuity as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  Performance Information                                                  p.  3
  Calculating Annuity Payouts                                              p. 18
  Rating Agencies                                                          p. 19
  Principal Underwriter                                                    p. 19
  Independent Auditors                                                     p. 19
  Condensed Financial Information (Unaudited)                              p. 20
  Financial Statements


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

     RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

   RPA ADJUSTED PARTIAL WITHDRAWALS = PW X RP
                                      -------
                                         CV

      PW = the partial withdrawal including any applicable withdrawal charge or
           MVA.
      CV = the contract value on the date of (but prior to) the partial withdrawal.
     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

     EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

   EPA ADJUSTED PARTIAL WITHDRAWALS = PW X EPA   EPA
                                      -------- X ---
                                         CV      RPA

      PW = the partial withdrawal including any applicable withdrawal charge or
           MVA.
      CV = the contract value on the date of (but prior to) the partial withdrawal.
     EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.
     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.


EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2003 you purchase the contract with a purchase payment of $100,000.
- On Jan. 1, 2009 you make an additional purchase payment in the amount of $100,000.

-    Contract values before any partial withdrawals are shown below.

-    On Jan. 1, 2006 you make a partial withdrawal in the amount of $10,000.
- On Jan. 1, 2011 you make another partial withdrawal in the amount of $10,000.


NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                                    TOTAL PURCHASE PAYMENTS                 CONTRACT VALUE
----------------------------------------------------------------------------------------------
Jan. 1, 2003                                   $ 100,000                          $ 100,000
Jan. 1, 2004                                     100,000                            110,000
Jan. 1, 2005                                     100,000                            115,000
Jan. 1, 2006                                     100,000                            120,000
Jan. 1, 2007                                     100,000                            115,000
Jan. 1, 2008                                     100,000                            120,000
Jan. 1, 2009                                     200,000                            225,000
Jan. 1, 2010                                     200,000                            230,000
Jan. 1, 2011                                     200,000                            235,000
Jan. 1, 2012                                     200,000                            230,000
Jan. 1, 2013                                     200,000                            235,000


          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on Jan. 1, 2006:
     RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal      $10,000 X $100,000
                                                                       ------------------ = $8,333
     minus the RPA adjusted partial withdrawals for all previous            $120,000
     partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:
     RPA before the partial withdrawal =                               RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal      $10,000 X $191,667
                                                                       ------------------ = $8,156
     minus the RPA adjusted partial withdrawals for all previous            $235,000
     partial withdrawals = $200,000 - $8,333 = $191,667

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2006:
     EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal      $10,000 X $100,000   $100,000
                                                                       ------------------ x -------- = $8,156
     AND the five-year exclusion period minus the EPA adjusted              $120,000        $100,000
     partial withdrawals for all previous partial
     withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:

     EPA before the partial withdrawal =                               EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal      $10,000 X $91,844   $ 91,844
                                                                       ----------------- x -------- = $1,873
     AND the five-year exclusion period minus the EPA                       $235,000       $191,667
     adjusted partial withdrawals for all previous partial
     withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

     PCRPW amount = $8,156 + $1,873 = $10,029





          AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                 240355 F (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 16
Rating Agencies                                                            p. 17
Principal Underwriter                                                      p. 17
Independent Auditors                                                       p. 17
Condensed Financial Information (Unaudited)                                p. 18
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:           P = a hypothetical initial payment of $1,000
                 T = average annual total return
                 n = number of years
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                               PERFORMANCE OF
                                                                               THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR    COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                        --%           --%(b)
UCMG7         Cash Management Fund (1/03; 10/81)                                --            --(b)
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                   (27.00)        (8.01)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                           (29.59)       (22.14)
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                        --        (27.91)(c)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)                --            --(b)
            EVERGREEN VA
UEBC7         Blue Chip Fund - Class 2 (1/03; 4/00)(3)                          --            --(b)
UECG7         Capital Growth Fund - Class 2 (1/03; 3/98)(3)                     --            --(b)
UECB7         Core Bond Fund - Class 2 (1/03; 7/02)                             --            --(b)
UEEI7         Equity Index Fund - Class 2 (1/03; 9/99)(3)                       --            --(b)
UEFF7         Foundation Fund - Class 2 (1/03; 3/96)(3)                         --            --(b)
UEGO7         Global Leaders Fund - Class 2 (1/03; 3/97)(3)                     --            --(b)
UEGR7         Growth Fund - Class 2 (1/03; 3/98)(3)                             --            --(b)
UEHI7         High Income Fund - Class 2 (1/03; 6/99)(3)                        --            --(b)
UEIG7         International Growth Fund - Class 2 (1/03; 8/98)(3)               --            --(b)
UEMA7         Masters Fund - Class 2 (1/03; 1/99)(3)                            --            --(b)
UEOE7         Omega Fund - Class 2 (1/03; 3/97)(3)                              --            --(b)
UESM7         Small Cap Value Fund - Class 2 (1/03; 5/98)(3)                    --            --(b)
UEST7         Strategic Income Fund - Class 2 (1/03; 3/97)(3)                   --            --(b)
            FIDELITY(R) VIP
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)            (18.85)       (11.07)
            FTVIPT
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(5)                                      (20.47)        (0.63)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                                       --            --(b)
            PUTNAM VARIABLE TRUST
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                               (25.77)       (23.04)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)

                                                                                              PERFORMANCE OF
                                                                                                THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS         10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                     (4.75%)        1.10%           4.05%        7.08%
UCMG7         Cash Management Fund (1/03; 10/81)                             (8.73)         0.87            1.40         3.24
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                   (27.00)           --              --        (8.25)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                           (29.59)        (3.05)             --         2.23
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                     20.76)           --              --       (11.34)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)            (30.05)           --              --       (22.53)
            EVERGREEN VA
UEBC7         Blue Chip Fund - Class 2 (1/03; 4/00)(3)                      (29.77)           --              --       (22.32)
UECG7         Capital Growth Fund - Class 2 (1/03; 3/98)(3)                 (30.26)           --              --        (4.91)
UECB7         Core Bond Fund - Class 2 (1/03; 7/02)                             --            --              --        (4.91)(d)
UEEI7         Equity Index Fund - Class 2 (1/03; 9/99)(3)                   (30.14)           --              --       (13.38)
UEFF7         Foundation Fund - Class 2 (1/03; 3/96)(3)                     (18.58)        (3.94)             --         2.19
UEGO7         Global Leaders Fund - Class 2 (1/03; 3/97)(3)                 (28.23)        (4.49)             --        (2.56)
UEGR7         Growth Fund - Class 2 (1/03; 3/98)(3)                         (34.21)           --              --        (6.23)
UEHI7         High Income Fund - Class 2 (1/03; 6/99)(3)                     (3.54)           --              --         2.54
UEIG7         International Growth Fund - Class 2 (1/03; 8/98)(3)           (19.31)           --              --        (5.48)
UEMA7         Masters Fund - Class 2 (1/03; 1/99)(3)                        (33.96)           --              --       (10.15)
UEOE7         Omega Fund - Class 2 (1/03; 3/97)(3)                          (32.82)        (3.13)             --        (1.03)
UESM7         Small Cap Value Fund - Class 2 (1/03; 5/98)(3)                (21.22)           --              --         3.45
UEST7         Strategic Income Fund - Class 2 (1/03; 3/97)(3)                 4.41          2.31              --         2.78
            FIDELITY(R) VIP
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)            (18.85)           --              --        12.08
            FTVIPT
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(5)                                      (20.47)         0.75              --         3.68
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                                   (24.75)           --              --        (4.12)
            PUTNAM VARIABLE TRUST
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                               (25.77)        (0.88)             --         1.61
              (previously Putnam VT International Growth Fund -
                Class IB Shares)



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.50% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                               PERFORMANCE OF
                                                                               THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                        --%           --%(b)
UCMG7         Cash Management Fund (1/03; 10/81)                                --            --(b)
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                   (21.52)        (6.26)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                           (24.34)       (20.66)
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                        --        (22.51)(c)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)                --            --(b)
            EVERGREEN VA
UEBC7         Blue Chip Fund - Class 2 (1/03; 4/00)(3)                          --            --(b)
UECG7         Capital Growth Fund - Class 2 (1/03; 3/98)(3)                     --            --(b)
UECB7         Core Bond Fund - Class 2 (1/03; 7/02)                             --            --(b)
UEEI7         Equity Index Fund - Class 2 (1/03; 9/99)(3)                       --            --(b)
UEFF7         Foundation Fund - Class 2 (1/03; 3/96)(3)                         --            --(b)
UEGO7         Global Leaders Fund - Class 2 (1/03; 3/97)(3)                     --            --(b)
UEGR7         Growth Fund - Class 2 (1/03; 3/98)(3)                             --            --(b)
UEHI7         High Income Fund - Class 2 (1/03; 6/99)(3)                        --            --(b)
UEIG7         International Growth Fund - Class 2 (1/03; 8/98)(3)               --            --(b)
UEMA7         Masters Fund - Class 2 (1/03; 1/99)(3)                            --            --(b)
UEOE7         Omega Fund - Class 2 (1/03; 3/97)(3)                              --            --(b)
UESM7         Small Cap Value Fund - Class 2 (1/03; 5/98)(3)                    --            --(b)
UEST7         Strategic Income Fund - Class 2 (1/03; 3/97)(3)                   --            --(b)
            FIDELITY(R) VIP
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)            (12.66)        (7.61)
            FTVIPT
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(5)                                      (14.42)         1.30
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                                       --            --(b)
            PUTNAM VARIABLE TRUST
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                               (20.18)       (21.56)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)

                                                                                              PERFORMANCE OF
                                                                                                THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS         10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                      2.66%         1.47%           4.05%        7.08%
UCMG7         Cash Management Fund (1/03; 10/81)                             (1.66)         1.24            1.40         3.24
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                   (21.52)           --              --        (7.21)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                           (24.34)        (2.71)             --         2.23
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                    (14.74)           --              --        (7.07)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)            (24.83)           --              --       (18.54)
            EVERGREEN VA
UEBC7         Blue Chip Fund - Class 2 (1/03; 4/00)(3)                      (24.53)           --              --       (20.75)
UECG7         Capital Growth Fund - Class 2 (1/03; 3/98)(3)                 (25.06)           --              --        (4.56)
UECB7         Core Bond Fund - Class 2 (1/03; 7/02)                             --            --              --         2.49(d)
UEEI7         Equity Index Fund - Class 2 (1/03; 9/99)(3)                   (24.93)           --              --       (12.39)
UEFF7         Foundation Fund - Class 2 (1/03; 3/96)(3)                     (12.37)        (3.59)             --         2.19
UEGO7         Global Leaders Fund - Class 2 (1/03; 3/97)(3)                 (22.85)        (4.15)             --        (2.56)
UEGR7         Growth Fund - Class 2 (1/03; 3/98)(3)                         (29.36)           --              --        (5.89)
UEHI7         High Income Fund - Class 2 (1/03; 6/99)(3)                      3.98            --              --         3.60
UEIG7         International Growth Fund - Class 2 (1/03; 8/98)(3)           (13.16)           --              --        (5.09)
UEMA7         Masters Fund - Class 2 (1/03; 1/99)(3)                        (29.09)           --              --        (9.34)
UEOE7         Omega Fund - Class 2 (1/03; 3/97)(3)                          (27.84)        (2.79)             --        (1.03)
UESM7         Small Cap Value Fund - Class 2 (1/03; 5/98)(3)                (15.24)           --              --         3.82
UEST7         Strategic Income Fund - Class 2 (1/03; 3/97)(3)                12.41          2.67              --         2.78
            FIDELITY(R) VIP
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)            (12.66)           --              --        12.44
            FTVIPT
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(5)                                      (14.42)         1.11              --         3.68
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                                   (19.08)           --              --        (3.75)
            PUTNAM VARIABLE TRUST
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(6)                               (20.18)        (0.53)             --         1.61
              (previously Putnam VT International Growth Fund -
                Class IB Shares)



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.50% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.


(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURNS(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                               PERFORMANCE OF
                                                                               THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                    (3.33%)        2.63%
PCMG1         Cash Management Fund (11/99; 10/81)                            (7.29)         0.26
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                  (25.65)        (8.38)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                          (28.25)       (14.63)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                        --        (26.66)(b)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                --        (28.80)(b)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                          --        (11.23)(b)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                     --        (13.12)(b)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                             --         (3.69)(b)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                       --        (10.47)(b)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                         --         (7.23)(b)
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                     --        (14.54)(b)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                             --         (8.53)(b)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                        --         (3.89)(b)
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(3)               --        (13.57)(b)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                            --        (11.55)(b)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                              --        (10.57)(b)
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                    --        (11.45)(b)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                   --          0.43(b)
            FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)            (17.47)       (10.13)(b)
            FTVIPT
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(5)                                     (19.09)        (0.11)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                       --        (25.45)(b)
            PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(6)                              (24.41)       (12.20)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)

                                                                                              PERFORMANCE OF
                                                                                                THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS         10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                    (3.33%)        1.92%           5.61%        8.66%
PCMG1         Cash Management Fund (11/99; 10/81)                            (7.29)         1.72            2.97         4.81
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                  (25.65)           --              --        (7.55)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                          (28.25)        (2.23)             --         3.43
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                    (19.38)           --              --       (10.51)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)            (28.71)           --              --       (21.70)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                      (28.43)           --              --       (21.16)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                 (28.92)           --              --        (4.10)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                             --            --              --        (3.69)(c)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                   (28.80)           --              --       (12.66)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                     (17.20)        (3.12)             --         3.36
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                 (26.88)        (3.65)             --        (1.77)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                         (32.89)           --              --        (5.40)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                     (2.09)           --              --         3.37
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(3)           (17.93)           --              --        (4.76)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                        (32.64)           --              --        (9.28)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                          (31.49)        (2.29)             --        (0.25)
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                (19.85)           --              --         4.31
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                 6.01          3.20              --         3.64
            FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)            (17.47)           --              --        13.02
            FTVIPT
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(5)                                     (19.09)         1.56              --         4.87
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                   (23.39)           --              --        (3.34)
            PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(6)                              (24.41)        (0.06)             --         2.44
              (previously Putnam VT International Growth Fund -
                Class IB Shares)


(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURNS(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                               PERFORMANCE OF
                                                                               THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                     4.21%         4.67%
PCMG1         Cash Management Fund (11/99; 10/81)                            (0.10)         2.36
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                  (20.05)        (6.48)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                          (22.88)       (12.86)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                        --        (21.15)(b)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                --        (23.47)(b)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                          --         (4.38)(b)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                     --         (6.43)(b)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                             --          3.82(b)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                       --         (3.56)(b)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                         --         (0.03)(b)
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                     --         (7.98)(b)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                             --         (1.45)(b)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                        --          3.60(b)
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(3)               --         (6.93)(b)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                            --         (4.73)(b)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                              --         (3.67)(b)
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                    --         (4.62)(b)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                   --          8.30(b)
            FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)            (11.16)        (6.10)
            FTVIPT
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(5)                                     (12.92)         1.97
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                       --        (19.83)(b)
            PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(6)                              (18.71)       (10.37)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)

                                                                                              PERFORMANCE OF
                                                                                                 THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR        5 YEARS        10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                     4.21%         3.01%           5.61%        8.66%
PCMG1         Cash Management Fund (11/99; 10/81)                            (0.10)         2.82            2.97         4.81
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                  (20.05)           --              --        (5.69)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                          (22.88)        (1.17)             --         3.80
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                    (13.24)           --              --        (5.55)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)            (23.38)           --              --       (17.06)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                      (23.07)           --              --       (19.27)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                 (23.61)           --              --        (3.02)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                             --            --              --         3.82(c)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(3)                   (23.48)           --              --       (10.88)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(3)                     (10.87)        (2.05)             --         3.72
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                 (21.39)        (2.61)             --        (1.02)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(3)                         (27.93)           --              --        (4.36)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(3)                      5.55            --              --         5.17
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(3)           (11.66)           --              --        (3.56)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(3)                        (27.65)           --              --        (7.83)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(3)                          (26.40)        (1.24)             --         0.51
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                (13.75)           --              --         5.39
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                14.01          4.24              --         4.35
            FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(4)            (11.16)           --              --        14.04
            FTVIPT
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(5)                                     (12.92)         2.66              --         5.25
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                   (17.60)           --              --        (2.21)
            PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(6)                              (18.71)         1.03              --         3.17
              (previously Putnam VT International Growth Fund -
                Class IB Shares)


(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS       COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                     (4.53%)        1.35%           4.44%
EMS           Cash Management Fund (2/95; 10/81)                             (8.49)         1.13            1.84
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                  (26.82)           --           (7.78)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                          (29.41)        (2.81)          (1.63)
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                      --            --          (27.79)(b)
            AIM V.I.
WABA5         Basic Value Fund, Series II Shares
              (7/02; 9/01)(2)                                                   --            --          (12.24)(b)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                          --            --          (12.34)(b)
WECG5         Capital Growth Fund -
              Class 2 (7/02; 3/98)(3)                                           --            --          (14.23)(b)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                             --            --           (4.80)(b)
WEEI5         Equity Index Fund -
              Class 2 (7/02; 9/99)(3)                                           --            --          (11.59)(b)
WEFF5         Foundation Fund -
              Class 2 (7/02; 3/96)(3)                                           --            --           (8.35)(b)
WEGO5         Global Leaders Fund -
              Class 2 (7/02; 3/97)(3)                                           --            --          (15.65)(b)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(3)                             --            --           (9.64)(b)
WEHI5         High Income Fund -
              Class 2 (7/02; 6/99)(3)                                           --            --           (5.01)(b)
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(3)                                           --            --          (14.69)(b)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(3)                            --            --          (12.67)(b)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(3)                              --            --          (11.69)(b)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(3)                                           --            --          (12.57)(b)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(3)                                           --            --           (0.69)(b)
            FIDELITY(R) VIP
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(4)                                      (18.65)           --          (10.85)
            FTVIPT
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(5)                                      (20.27)           --            0.58

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS         10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                     (4.53%)        1.35%           4.30%        7.34%
EMS           Cash Management Fund (2/95; 10/81)                             (8.49)         1.13            1.62         3.48
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                  (26.82)           --              --        (8.02)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                          (29.41)        (2.81)             --         2.48
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                  (20.56)           --              --       (11.12)
            AIM V.I.
WABA5         Basic Value Fund, Series II Shares
              (7/02; 9/01)(2)                                               (29.86)           --              --       (22.32)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                      (29.59)           --              --       (22.13)
WECG5         Capital Growth Fund -
              Class 2 (7/02; 3/98)(3)                                       (30.08)           --              --        (4.67)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                             --            --              --        (4.80)(c)
WEEI5         Equity Index Fund -
              Class 2 (7/02; 9/99)(3)                                       (29.96)           --              --       (13.16)
WEFF5         Foundation Fund -
              Class 2 (7/02; 3/96)(3)                                       (18.38)        (3.69)             --         2.39
WEGO5         Global Leaders Fund -
              Class 2 (7/02; 3/97)(3)                                       (28.05)        (4.25)             --        (2.32)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(3)                         (34.05)           --              --        (5.99)
WEHI5         High Income Fund -
              Class 2 (7/02; 6/99)(3)                                        (3.29)           --              --         2.81
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(3)                                       (19.11)           --              --        (5.24)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(3)                        (33.79)           --              --        (9.93)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(3)                          (32.65)        (2.88)             --        (0.79)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(3)                                       (21.03)           --              --         3.71
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(3)                                         4.69          2.57              --         3.04
            FIDELITY(R) VIP
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(4)                                      (18.65)           --              --        12.37
            FTVIPT
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(5)                                      (20.27)         1.00              --         3.94


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS       COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                       --%           --%         (13.71%)(b)
            PUTNAM VARIABLE TRUST
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(6)                               (25.58)           --           (9.74)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS         10 YEARS   COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                   (24.57%)          --%             --%       (3.87%)
            PUTNAM VARIABLE TRUST
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(6)                               (25.58)        (0.62)             --         1.87
              (previously Putnam VT International Growth Fund -
                Class IB Shares)


(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.25% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS       COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                      2.90%         1.72%           4.44%
EMS           Cash Management Fund (2/95; 10/81)                             (1.41)         1.49            1.84
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                  (21.32)           --           (6.02)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                          (24.15)        (2.47)          (1.63)
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                      --            --          (22.38)(b)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                  --            --           (5.48)(b)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                          --            --           (5.59)(b)
WECG5         Capital Growth Fund -
              Class 2 (7/02; 3/98)(3)                                           --            --           (7.64)(b)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                             --            --            2.60(b)
WEEI5         Equity Index Fund -
              Class 2 (7/02; 9/99)(3)                                           --            --           (4.77)(b)
WEFF5         Foundation Fund -
              Class 2 (7/02; 3/96)(3)                                           --            --           (1.24)(b)
WEGO5         Global Leaders Fund -
              Class 2 (7/02; 3/97)(3)                                           --            --           (9.19)(b)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(3)                             --            --           (2.66)(b)
WEHI5         High Income Fund -
              Class 2 (7/02; 6/99)(3)                                           --            --            2.39(b)
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(3)                                           --            --           (8.14)(b)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(3)                            --            --           (5.94)(b)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(3)                              --            --           (4.88)(b)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(3)                                           --            --           (5.84)(b)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(3)                                           --            --            7.08(b)
            FIDELITY(R) VIP
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(4)                                      (12.44)           --           (7.38)
            FTVIPT
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(5)                                      (14.20)           --            1.71

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS         10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                      2.90%         1.72%           4.30%        7.34%
EMS           Cash Management Fund (2/95; 10/81)                             (1.41)         1.49            1.62         3.48
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                  (21.32)           --              --        (6.98)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                          (24.15)        (2.47)             --         2.48
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                  (14.52)           --              --        (6.84)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                              (24.63)           --              --       (18.32)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                      (24.34)           --              --       (20.54)
WECG5         Capital Growth Fund -
              Class 2 (7/02; 3/98)(3)                                       (24.87)           --              --        (4.32)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                             --            --              --         2.60(c)
WEEI5         Equity Index Fund -
              Class 2 (7/02; 9/99)(3)                                       (24.74)           --              --       (12.17)
WEFF5         Foundation Fund -
              Class 2 (7/02; 3/96)(3)                                       (12.15)        (3.35)             --         2.39
WEGO5         Global Leaders Fund -
              Class 2 (7/02; 3/97)(3)                                       (22.66)        (3.91)             --        (2.32)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(3)                         (29.19)           --              --        (5.65)
WEHI5         High Income Fund -
              Class 2 (7/02; 6/99)(3)                                         4.25            --              --         3.86
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(3)                                       (12.94)           --              --        (4.85)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(3)                        (28.91)           --              --        (9.11)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(3)                          (27.66)        (2.54)             --        (0.79)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(3)                                       (15.03)           --              --         4.08
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(3)                                        12.69          2.93              --         3.04
            FIDELITY(R) VIP
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(4)                                      (12.44)           --              --        12.72
            FTVIPT
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(5)                                      (14.20)         1.36              --         3.94


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS       COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                       --%           --%          (7.07%)(b)
            PUTNAM VARIABLE TRUST
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(6)                               (19.98)           --           (8.72)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS         10 YEARS   COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                   (18.88%)          --%             --%       (3.51%)
            PUTNAM VARIABLE TRUST
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(6)                               (19.98)        (0.27)             --         1.87
              (previously Putnam VT International Growth Fund -
                Class IB Shares)


(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.25% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.


(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURNS(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                               PERFORMANCE OF
                                                                               THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                        --%        (3.65%)(b)
UCMG1         Cash Management Fund (5/00; 10/81)                             (7.07)        (0.33)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                       --        (26.68)(b)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                           (28.07)       (20.66)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                        --        (26.12)(b)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                --        (28.69)(b)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                          --        (11.14)(b)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                     --        (13.03)(b)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                             --         (3.59)(b)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                       --        (10.38)(b)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                         --         (7.13)(b)
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                     --        (14.45)(b)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                             --         (8.43)(b)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                        --         (3.79)(b)
UEIG1         International Growth Fund - Class 2 (7/02; 8/98)(3)               --        (13.48)(b)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                            --        (11.46)(b)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                              --        (10.48)(b)
UESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                    --        (11.36)(b)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                   --          0.54(b)
            FIDELITY(R) VIP
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)                --        (20.65)(b)
            FTVIPT
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(5)                                      (18.89)        (1.98)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                       --        (25.33)(b)
            PUTNAM VARIABLE TRUST
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(6)                                   --        (25.69)(b)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)

                                                                                              PERFORMANCE OF
                                                                                                THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS         10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                     (3.07%)        2.21%           5.89%        8.94%
UCMG1         Cash Management Fund (5/00; 10/81)                             (7.07)         1.97            3.22         5.07
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                   (25.46)           --              --        (7.32)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                           (28.07)        (1.98)             --         3.69
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                    (19.18)           --              --       (10.29)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)            (28.53)           --              --       (21.51)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                      (28.25)           --              --       (20.96)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                 (28.74)           --              --        (3.86)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                             --            --              --        (3.59)(c)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                   (28.62)           --              --       (12.44)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                     (16.99)        (2.88)             --         3.66
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                 (26.70)        (3.41)             --        (1.52)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                         (32.73)           --              --        (5.17)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                     (1.85)           --              --         3.64
UEIG1         International Growth Fund - Class 2 (7/02; 8/98)(3)           (17.72)           --              --        (4.52)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                        (32.47)           --              --        (9.06)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                          (31.32)        (2.04)             --         0.01
UESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                (19.65)           --              --         4.59
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                 6.30          3.47              --         3.91
            FIDELITY(R) VIP
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)            (17.26)           --              --        13.31
            FTVIPT
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(5)                                      (18.89)         1.83              --         5.14
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                   (23.20)           --              --        (3.10)
            PUTNAM VARIABLE TRUST
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(6)                               (24.22)         0.19              --         2.71
              (previously Putnam VT International Growth Fund -
                Class IB Shares)


(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURNS(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                               PERFORMANCE OF
                                                                               THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                        --%         3.85%(b)
UCMG1         Cash Management Fund (5/00; 10/81)                              0.14          2.20
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                       --        (21.17)(b)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                           (22.69)       (18.68)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                        --        (20.57)(b)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                --        (23.36)(b)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                          --         (4.28)(b)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                     --         (6.33)(b)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                             --          3.93(b)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                       --         (3.46)(b)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                         --          0.08(b)
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                     --         (7.88)(b)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                             --         (1.34)(b)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                        --          3.71(b)
UEIG1         International Growth Fund - Class 2 (7/02; 8/98)(3)               --         (6.83)(b)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                            --         (4.63)(b)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                              --         (3.57)(b)
UESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                    --         (4.53)(b)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                   --          8.41(b)
            FIDELITY(R) VIP
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)                --        (14.62)(b)
            FTVIPT
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(5)                                      (12.71)         0.46
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                       --        (19.71)(b)
            PUTNAM VARIABLE TRUST
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(6)                                   --        (20.09)(b)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)

                                                                                              PERFORMANCE OF
                                                                                                 THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR       5 YEARS         10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                      4.49%         3.29%           5.89%        8.94%
UCMG1         Cash Management Fund (5/00; 10/81)                              0.14          3.06            3.22         5.07
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                   (19.85)           --              --        (5.45)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                           (22.69)        (0.92)             --         4.06
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                    (13.03)           --              --        (5.31)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)            (23.19)           --              --       (16.85)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(3)                      (22.88)           --              --       (19.07)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(3)                 (23.41)           --              --        (2.78)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                             --            --              --         3.93(c)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(3)                   (23.29)           --              --       (10.66)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(3)                     (10.64)        (1.81)             --         4.01
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(3)                 (21.19)        (2.37)             --        (0.77)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(3)                         (27.74)           --              --        (4.12)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(3)                      5.82            --              --         5.43
UEIG1         International Growth Fund - Class 2 (7/02; 8/98)(3)           (11.44)           --              --        (3.31)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(3)                        (27.46)           --              --        (7.59)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(3)                          (26.21)        (1.00)             --         0.77
UESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(3)                (13.53)           --              --         5.66
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(3)                14.30          4.50              --         4.61
            FIDELITY(R) VIP
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(4)            (10.94)           --              --        14.33
            FTVIPT
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(5)                                      (12.71)         2.92              --         5.51
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                   (17.39)           --              --        (1.97)
            PUTNAM VARIABLE TRUST
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(6)                               (18.51)         1.28              --         3.42
              (previously Putnam VT International Growth Fund -
                Class IB Shares)


(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

NOTES TO PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund).

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.


(4) Initial offering of the Service Class 2 took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Dec. 28, 1998 are those of the Service Class, which reflects a 12b-1 fee of 0.10%. If Service Class 2's 12b-1 fee had been reflected, returns prior to Jan. 12, 2000 would have been lower.


(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:            P = a hypothetical initial payment of $1,000
                ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the GMIB - MAV or GMIB- 6% Rising Floor and the mortality and expense risk fee.


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:


(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT        INVESTING IN:                                            SIMPLE YIELD      COMPOUND YIELD
UCMG1             AXP(R) Variable Portfolio - Cash Management Fund            (0.22%)            (0.22%)
UCMG2             AXP(R) Variable Portfolio - Cash Management Fund            (0.31)             (0.31)
PCMG1             AXP(R) Variable Portfolio - Cash Management Fund            (0.48)             (0.48)
UCMG4             AXP(R) Variable Portfolio - Cash Management Fund            (0.58)             (0.57)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
                d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT      INVESTING IN:                                               YIELD
PBND1           AXP(R) Variable Portfolio - Bond Fund                       5.15%
ESI             AXP(R) Variable Portfolio - Bond Fund                       5.20
SBND1           AXP(R) Variable Portfolio - Bond Fund                       5.23
UBND1           AXP(R) Variable Portfolio - Bond Fund                       5.10
UBND2           AXP(R) Variable Portfolio - Bond Fund                       5.07
UBND4           AXP(R) Variable Portfolio - Bond Fund                       5.13


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                       www.ambest.com
Fitch                                           www.fitchratings.com
Moody's                                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a registered Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001:
$22,055,827; and 2000: $32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts. We have not provided this information for some of the subaccounts because they are new and do not have any history.


YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             63        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UBND2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            215        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT PBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period       $  1.11   $  1.05   $  1.01   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  1.16   $  1.11   $  1.05   $  1.01        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            179        99        82        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%     1.25%     1.25%     1.25%       --        --        --        --

SUBACCOUNT UBND4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            309        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT ESI(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period       $  1.47   $  1.38   $  1.33   $  1.33   $  1.33   $  1.24   $  1.17   $  1.00
Accumulation unit value at end of period             $  1.53   $  1.47   $  1.38   $  1.33   $  1.33   $  1.33   $  1.24   $  1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                          7,272     8,923     9,498     8,127     5,689     2,544     1,377       414
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.50%     1.50%

SUBACCOUNT SBND1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period       $  1.09   $  1.03   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.14   $  1.09   $  1.03        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            894     1,363       688        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%     1.60%     1.60%       --        --        --        --        --

SUBACCOUNT UCMG1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period       $  1.06   $  1.03   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.06   $  1.06   $  1.03        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            697       554        53        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%     1.00%     1.00%       --        --        --        --        --
Simple yield(6)                                        (0.22%)      --        --        --        --        --        --        --
Compound yield(6)                                      (0.22%)      --        --        --        --        --        --        --

SUBACCOUNT UCMG2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period       $  1.01   $  1.00   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.01   $  1.01   $  1.00        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          2,933     2,828        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%     1.10%     1.10%       --        --        --        --        --
Simple yield(6)                                        (0.31%)      --        --        --        --        --        --        --
Compound yield(6)                                      (0.31%)      --        --        --        --        --        --        --

SUBACCOUNT PCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period       $  1.08   $  1.05   $  1.01   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  1.08   $  1.08   $  1.05   $  1.01        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          2,516     2,250        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%     1.25%     1.25%     1.25%       --        --        --        --
Simple yield(6)                                        (0.48%)      --        --        --        --        --        --        --
Compound yield(6)                                      (0.48%)      --        --        --        --        --        --        --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period       $  1.05   $  1.03   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.05   $  1.05   $  1.03        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          3,130     3,857       618        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%     1.35%     1.35%       --        --        --        --        --
Simple yield(6)                                        (0.58%)      --        --        --        --        --        --        --
Compound yield(6)                                      (0.57%)      --        --        --        --        --        --        --

SUBACCOUNT EMS(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period       $  1.26   $  1.24   $  1.18   $  1.15   $  1.11   $  1.07   $  1.03   $  1.00
Accumulation unit value at end of period             $  1.26   $  1.26   $  1.24   $  1.18   $  1.15   $  1.11   $  1.07   $  1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                          8,572     8,409     4,421       941       749       231       241       132
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.50%     1.50%

SUBACCOUNT SCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period       $  1.05   $  1.03   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.04   $  1.05   $  1.03        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                         12,876    11,399    11,511        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%     1.60%     1.60%       --        --        --        --        --

SUBACCOUNT UDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.78        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             26        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UDEI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.78        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            187        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT PDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period       $  1.01   $  1.00   $  1.02   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.81   $  1.01   $  1.00   $  1.02        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            536       342       244        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%     1.25%     1.25%     1.25%       --        --        --        --

SUBACCOUNT UDEI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.78        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            309        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WDEI5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period       $  1.09   $  1.08   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.87   $  1.09   $  1.08        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            238       115         7        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%       --        --        --        --        --

SUBACCOUNT SDEI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period       $  1.08   $  1.07   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.86   $  1.08   $  1.07        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            179       367        52        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%     1.60%     1.60%       --        --        --        --        --

SUBACCOUNT WDEI2(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period       $  1.08   $  1.08   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.86   $  1.08   $  1.08        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             36        34         3        --        --        --        --        --
Ratio of operating expense to average net assets        1.65%     1.65%     1.65%       --        --        --        --        --

SUBACCOUNT UNDM1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period       $  0.76   $  0.92   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.59   $  0.76   $  0.92        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             95        20        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%     1.00%     1.00%       --        --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period       $  0.76   $  0.92   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.59   $  0.76   $  0.92        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            704        81        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%     1.10%     1.10%       --        --        --        --        --

SUBACCOUNT PNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period       $  0.85   $  1.03   $  1.15   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.66   $  0.85   $  1.03   $  1.15        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          4,063     3,478     1,937        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%     1.25%     1.25%     1.25%       --        --        --        --

SUBACCOUNT UNDM4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period       $  0.75   $  0.92   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.58   $  0.75   $  0.92        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            683       193        32        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%     1.35%     1.35%       --        --        --        --        --

SUBACCOUNT EGD(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period       $  1.27   $  1.54   $  1.72   $  1.32   $  1.05   $  1.00        --        --
Accumulation unit value at end of period             $  0.98   $  1.27   $  1.54   $  1.72   $  1.32   $  1.05        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          3,938     4,237     3,717     2,141     1,108        69        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%     1.40%     1.40%       --        --

SUBACCOUNT SNDM1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period       $  0.74   $  0.90   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.57   $  0.74   $  0.90        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          2,097     2,896     2,468        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%     1.60%     1.60%       --        --        --        --        --

SUBACCOUNT  WNDM2(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period       $  0.70   $  0.86   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.54   $  0.70   $  0.86        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            363       701       483        --        --        --        --        --
Ratio of operating expense to average net assets        1.65%     1.65%     1.65%       --        --        --        --        --

SUBACCOUNT USVA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             21        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT USVA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             67        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT WSVA6(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             28        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT USVA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             45        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WSVA5(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             35        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA8(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              3        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT WSVA2(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.65%       --        --        --        --        --        --        --

SUBACCOUNT UABA1(1) (INVESTING IN SHARES OF AIM V I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.76        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            113        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UABA2(1) (INVESTING IN SHARES OF AIM V I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.76        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            711        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UABA3(1) (INVESTING IN SHARES OF AIM V I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.76        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             90        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UABA4(1) (INVESTING IN SHARES OF AIM V I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.76        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            517        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WABA5(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             11        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WABA8(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UEBC1(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             12        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UEBC2(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            170        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UEBC3(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             20        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEBC4(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            108        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WEBC5(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             10        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEBC8(10) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              3        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UECG1(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             38        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UECG2(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            299        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UECG3(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             39        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UECG4(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            216        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WECG5(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             13        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WECG8(10) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              3        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UECB1(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            241        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UECB2(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            892        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UECB3(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            301        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UECB4(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            756        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WECB5(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            106        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WECB8(10) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UEEI1(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.97        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             34        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UEEI2(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.97        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            388        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UEEI3(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             29        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UEEI4(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            174        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WEEI5(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              9        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEEI8(10) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             21        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UEFF1(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.00        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             10        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEFF2(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.00        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            132        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UEFF3(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.00        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              8        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UEFF4(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.00        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             26        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WEFF5(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.00        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEFF8(10) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.00        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UEGO1(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.92        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             12        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UEGO2(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.92        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            192        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UEGO3(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.92        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             23        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UEGO4(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.92        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            124        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WEGO5(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.92        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             10        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEGO8(10) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.92        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGR1(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.99        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              8        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UEGR2(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.99        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            173        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UEGR3(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.99        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             26        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UEGR4(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.99        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             47        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WEGR5(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.99        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              4        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEGR8(10) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.98        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UEHI1(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             95        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UEHI2(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            202        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UEHI3(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            133        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UEHI4(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            336        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WEHI5(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)                         103        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI8(10) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UEIG1(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.93        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             31        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UEIG2(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.93        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            213        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UEIG3(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.93        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             40        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UEIG4(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.93        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            145        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WEIG5(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.93        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             12        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEIG8(10) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.93        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UEMA1(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              7        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UEMA2(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             64        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UEMA3(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             11        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UEMA4(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             83        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA5(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              4        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEMA8(10) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UEOE1(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             86        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UEOE2(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            351        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UEOE3(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             42        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UEOE4(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            276        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WEOE5(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             13        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEOE8(10) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.96        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              3        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UESM1(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             75        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UESM2(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            482        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UESM3(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            157        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESM4(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            396        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WESM5(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              7        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WESM8(10) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              2        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UEST1(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.08        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UEST2(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.08        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            137        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UEST3(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.08        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             74        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UEST4(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.08        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            325        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WEST5(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.08        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              4        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WEST8(10) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  1.08        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             --        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UFMC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.85        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             94        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UFMC2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.85        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            773        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC6(11) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  1.06   $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95   $  1.06        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,445       522        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%     1.25%       --        --        --        --        --        --

SUBACCOUNT UFMC4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.85        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            503        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WMDC5(11) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  1.06   $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.94   $  1.06        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            250        94        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%       --        --        --        --        --        --

SUBACCOUNT WMDC8(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.89        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             27        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT WMDC2(11) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period       $  1.06   $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.94   $  1.06        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             42         8        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.65%     1.65%       --        --        --        --        --        --

SUBACCOUNT UMSS1(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.16   $  1.09   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.01   $  1.16   $  1.09        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            753        61        21        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%     1.00%     1.00%       --        --        --        --        --

SUBACCOUNT UMSS2(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.16   $  1.09   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.01   $  1.16   $  1.09        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          5,681     1,321         7        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%     1.10%     1.10%       --        --        --        --        --

SUBACCOUNT PMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.22   $  1.16   $  1.03   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  1.06   $  1.22   $  1.16   $  1.03        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          2,393       252        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%     1.25%     1.25%     1.25%       --        --        --        --

SUBACCOUNT UMSS4(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.15   $  1.09   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.00   $  1.15   $  1.09        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          6,327     1,374        15        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%     1.35%     1.35%       --        --        --        --        --

SUBACCOUNT EMU(13) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.23   $  1.17   $  1.05   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  1.07   $  1.23   $  1.17   $  1.05        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            966       546       170        31        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT SMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.25   $  1.19   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.09   $  1.25   $  1.19        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            690       473        79        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%     1.60%     1.60%       --        --        --        --        --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS2(7) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period       $  1.17   $  1.11   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  1.02   $  1.17   $  1.11        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            123        41         3        --        --        --        --        --
Ratio of operating expense to average net assets        1.65%     1.65%     1.65%       --        --        --        --        --

SUBACCOUNT UOSM1(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             33        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UOSM2(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            199        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT UOSM3(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             65        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%       --        --        --        --        --        --        --

SUBACCOUNT UOSM4(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             87        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT WOSM5(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              4        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.40%       --        --        --        --        --        --        --

SUBACCOUNT WOSM8(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.95        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             13        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT UIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.80        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                             33        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.00%       --        --        --        --        --        --        --

SUBACCOUNT UIGR2(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.80        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            436        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.10%       --        --        --        --        --        --        --

SUBACCOUNT PIGR1(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  0.90   $  1.15   $  1.29   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.73   $  0.90   $  1.15   $  1.29        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          4,994     4,731     2,474        --        --        --        --        --
Ratio of operating expense to average net assets        1.25%     1.25%     1.25%     1.25%       --        --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                     2002      2001      2000      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UIGR4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.79        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            544        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.35%       --        --        --        --        --        --        --

SUBACCOUNT EPL(14) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  0.93   $  1.19   $  1.33   $  1.00        --        --        --        --
Accumulation unit value at end of period             $  0.76   $  0.93   $  1.19   $  1.33        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                          1,856     1,775     2,192       347        --        --        --        --
Ratio of operating expense to average net assets        1.40%     1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT WIGR8(12) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period             $  0.85        --        --        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                              7        --        --        --        --        --        --        --
Ratio of operating expense to average net assets        1.60%       --        --        --        --        --        --        --

SUBACCOUNT WIGR2(7) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period       $  0.59   $  0.75   $  1.00        --        --        --        --        --
Accumulation unit value at end of period             $  0.47   $  0.59   $  0.75        --        --        --        --        --
Number of accumulation units outstanding at
  end of period (000 omitted)                            666       730       499        --        --        --        --        --
Ratio of operating expense to average net assets        1.65%     1.65%     1.65%       --        --        --        --        --


   (1) Operations commenced on May 21, 2002.
   (2) Operations commenced on Nov. 9, 1999.
   (3) Operations commenced on Feb. 21, 1995.
   (4) Operations commenced on Feb. 11, 2000.
   (5) Operations commenced on May 30, 2000.
   (6) Net of annual contract administrative charge and mortality and expense risk fee.
   (7) Operations commenced on March 3, 2000.
   (8) Operations commenced on Oct. 29, 1997.
   (9) Operations commenced on May 1, 2002.
  (10) Operations commenced on July 31, 2002.
  (11) Operations commenced on May 1, 2001.
  (12) Operations commenced on March 1, 2002.
  (13) Operations commenced on Sept. 2, 1999.
  (14) Operations commenced on Sept. 22, 1999.




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity (comprised of subaccounts UBND1, UBND2, PBND1, UBND4, ESI, SBND1, UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG1, UDEI1, UDEI2, PDEI1, UDEI4, WDEI5, SDEI1, WDEI2, UNDM1, UNDM2, PNDM1, UNDM4, EGD, SNDM1, WNDM2, USVA1, USVA2, WSVA6, USVA4, WSVA5, WSVA8, WSVA2, UABA1, UABA2, UABA3, UABA4, WABA5, WABA8, UEBC1, UEBC2, UEBC3, UEBC4, WEBC5, WEBC8, UECG1, UECG2, UECG3, UECG4, WECG5, WECG8, UECB1, UECB2, UECB3, UECB4, WECB5, WECB8, UEEI1, UEEI2, UEEI3, UEEI4, WEEI5, WEEI8, UEFF1, UEFF2, UEFF3, UEFF4, WEFF5, WEFF8, UEGO1, UEGO2, UEGO3, UEGO4, WEGO5, WEGO8, UEGR1, UEGR2, UEGR3, UEGR4, WEGR5, WEGR8, UEHI1, UEHI2, UEHI3, UEHI4, WEHI5, WEHI8, UEIG1, UEIG2, UEIG3, UEIG4, WEIG5, WEIG8, UEMA1, UEMA2, UEMA3, UEMA4, WEMA5, WEMA8, UEOE1, UEOE2, UEOE3, UEOE4, WEOE5, WEOE8, UESM1, UESM2, UESM3, UESM4, WESM5, WESM8, UEST1, UEST2, UEST3, UEST4, WEST5, WEST8, UFMC1, UFMC2, WMDC6, UFMC4, WMDC5, WMDC8, WMDC2, UMSS1, UMSS2, PMSS1, UMSS4, EMU, SMSS1, WMSS2, UOSM1, UOSM2, UOSM3, UOSM4, WOSM5, WOSM8, UIGR1, UIGR2, PIGR1, UIGR4, EPL, WIGR8 and WIGR2) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                    /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 21, 2003


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                             UBND1          UBND2          PBND1          UBND4           ESI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     64,826   $    220,258   $    204,142   $    315,160   $ 11,517,026
                                                           ------------------------------------------------------------------------
    at market value                                        $     65,690   $    223,134   $    207,119   $    318,929   $ 11,099,579
Dividends receivable                                                266            821            856          1,254         48,837
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            153             --            830             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     65,956        224,108        207,975        321,013     11,148,416
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   47            161            193            309         12,542
    Administrative charge                                             8             25             26             39          1,505
    Contract terminations                                            --             --             --             --          2,945
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    55            186            219            348         16,992
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        65,901        223,922        207,756        320,665     11,117,524
Net assets applicable to contracts in payment period                 --             --             --             --         13,900
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     65,901   $    223,922   $    207,756   $    320,665   $ 11,131,424
===================================================================================================================================
Accumulation units outstanding                                   63,297        215,197        178,782        308,611      7,272,250
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.04   $       1.16   $       1.04   $       1.53
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 SBND1          UCMG1          UCMG2          PCMG1          UCMG4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,003,878   $    737,442   $  2,965,452   $  2,707,514   $  3,315,670
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,014,347   $    737,435   $  2,965,415   $  2,707,497   $  3,315,658
Dividends receivable                                              5,123            521          2,267          1,753          2,531
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            819             --            674             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,019,470        738,775      2,967,682      2,709,924      3,318,189
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,540            510          2,478          2,227          3,492
    Administrative charge                                           159             90            391            304            437
    Contract terminations                                         2,118             --             --             --         30,519
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,817            600          2,869          2,531         34,448
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,015,653        738,175      2,964,813      2,707,393      3,283,741
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,015,653   $    738,175   $  2,964,813   $  2,707,393   $  3,283,741
===================================================================================================================================
Accumulation units outstanding                                  894,148        697,432      2,932,646      2,516,248      3,129,964
===================================================================================================================================
Net asset value per accumulation unit                      $       1.14   $       1.06   $       1.01   $       1.08   $       1.05
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EMS           SCMG1          UDEI1          UDEI2          PDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 10,774,913   $ 13,416,429   $     20,069   $    140,811   $    509,076
                                                           ------------------------------------------------------------------------
    at market value                                        $ 10,774,903   $ 13,416,402   $     20,381   $    146,257   $    432,514
Dividends receivable                                              7,328         10,759             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 35,164         44,561             --            202             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 10,817,395     13,471,722         20,381        146,459        432,514
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               10,388         17,928             14            103            417
    Administrative charge                                         1,246          1,855              2             16             57
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                11,634         19,783             16            119            474
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    10,805,565     13,451,939         20,365        146,340        432,040
Net assets applicable to contracts in payment period                196             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 10,805,761   $ 13,451,939   $     20,365   $    146,340   $    432,040
===================================================================================================================================
Accumulation units outstanding                                8,571,906     12,876,367         25,989        186,834        536,180
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       1.04   $       0.78   $       0.78   $       0.81
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UDEI4          WDEI5          SDEI1          WDEI2          UNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    233,081   $    230,497   $    247,938   $     36,373   $     61,129
                                                           ------------------------------------------------------------------------
    at market value                                        $    241,196   $    199,769   $    211,731   $     30,953   $     55,895
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    900          7,108             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    242,096        206,877        211,731         30,953         55,895
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  235            192            269             41             39
    Administrative charge                                            29             23             28              4              7
    Contract terminations                                            --             --         57,615             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   264            215         57,912             45             46
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       241,832        206,662        153,819         30,908         55,849
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    241,832   $    206,662   $    153,819   $     30,908   $     55,849
===================================================================================================================================
Accumulation units outstanding                                  309,286        237,913        178,949         35,832         95,358
===================================================================================================================================
Net asset value per accumulation unit                      $       0.78   $       0.87   $       0.86   $       0.86   $       0.59
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UNDM2          PNDM1          UNDM4           EGD           SNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    443,015   $  3,852,324   $    435,863   $  5,769,444   $  1,654,069
                                                           ------------------------------------------------------------------------
    at market value                                        $    411,517   $  2,723,744   $    390,974   $  3,838,918   $  1,192,371
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,079             --          5,614         10,329             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    412,596      2,723,744        396,588      3,849,247      1,192,371
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  316          2,570            367          4,192          1,635
    Administrative charge                                            50            351             46            503            169
    Contract terminations                                            --         25,003             --             --            140
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   366         27,924            413          4,695          1,944
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       412,230      2,665,088        396,175      3,844,552      1,190,427
Net assets applicable to contracts in payment period                 --         30,732             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    412,230   $  2,695,820   $    396,175   $  3,844,552   $  1,190,427
===================================================================================================================================
Accumulation units outstanding                                  704,303      4,062,591        682,651      3,938,306      2,096,659
===================================================================================================================================
Net asset value per accumulation unit                      $       0.59   $       0.66   $       0.58   $       0.98   $       0.57
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WNDM2          USVA1          USVA2          WSVA6          USVA4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    321,230   $     16,054   $     51,036   $     23,484   $     33,576
                                                           ------------------------------------------------------------------------
    at market value                                        $    197,030   $     16,186   $     52,504   $     21,811   $     34,764
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             40             --            533
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    197,030         16,186         52,544         21,811         35,297
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  259             12             41             21             31
    Administrative charge                                            26              2              6              3              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   285             14             47             24             35
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       196,745         16,172         52,497         21,787         35,262
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    196,745   $     16,172   $     52,497   $     21,787   $     35,262
===================================================================================================================================
Accumulation units outstanding                                  363,376         20,501         66,572         27,547         44,777
===================================================================================================================================
Net asset value per accumulation unit                      $       0.54   $       0.79   $       0.79   $       0.79   $       0.79
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSVA5          WSVA8          WSVA2          UABA1          UABA2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     25,273   $      3,096   $         --   $     85,887   $    544,540
                                                           ------------------------------------------------------------------------
    at market value                                        $     24,365   $      3,069   $         --   $     85,567   $    539,159
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,987             --             --             --            193
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             70            458
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     27,352          3,069             --         85,637        539,810
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   25              5             --             59            396
    Administrative charge                                             3             --             --             11             62
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --            193
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    28              5             --             70            651
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        27,324          3,064             --         85,567        539,159
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     27,324   $      3,064   $         --   $     85,567   $    539,159
===================================================================================================================================
Accumulation units outstanding                                   34,584          3,201             --        112,917        711,278
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.96   $         --   $       0.76   $       0.76
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UABA3          UABA4          WABA5          WABA8          UEBC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     69,193   $    396,598   $     10,166   $         17   $     12,082
                                                           ------------------------------------------------------------------------
    at market value                                        $     67,915   $    391,134   $     10,215   $         17   $     11,699
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          6,079             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              66            344             11             --              9
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     67,981        397,557         10,226             17         11,708
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   58            306             10             --              8
    Administrative charge                                             8             38              1             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          6,079             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    66          6,423             11             --              9
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        67,915        391,134         10,215             17         11,699
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     67,915   $    391,134   $     10,215   $         17   $     11,699
===================================================================================================================================
Accumulation units outstanding                                   89,669        516,794         10,737             18         12,220
===================================================================================================================================
Net asset value per accumulation unit                      $       0.76   $       0.76   $       0.95   $       0.95   $       0.96
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEBC2          UEBC3          UEBC4          WEBC5          WEBC8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    163,996   $     19,668   $    104,612   $      9,295   $      3,433
                                                           ------------------------------------------------------------------------
    at market value                                        $    162,400   $     19,340   $    102,993   $      9,104   $      3,298
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    202             --            900             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             139             20            103              9              5
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    162,741         19,360        103,996          9,113          3,303
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  120             17             92              8              5
    Administrative charge                                            19              3             11              1             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         202             --            900             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   341             20          1,003              9              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       162,400         19,340        102,993          9,104          3,298
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    162,400   $     19,340   $    102,993   $      9,104   $      3,298
===================================================================================================================================
Accumulation units outstanding                                  169,677         20,216        107,732          9,524          3,454
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.96   $       0.96   $       0.96   $       0.95
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UECG1          UECG2          UECG3          UECG4          WECG5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     36,121   $    278,709   $     37,232   $    204,485   $     12,765
                                                           ------------------------------------------------------------------------
    at market value                                        $     36,601   $    285,277   $     37,612   $    206,336   $     12,780
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  8,036            242             --          5,550             --
Receivable from mutual funds and portfolios
  for share redemptions                                              23            246             36            207             14
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     44,660        285,765         37,648        212,093         12,794
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   20            212             32            184             12
    Administrative charge                                             3             34              4             23              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       8,036            242             --          5,550             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,059            488             36          5,757             14
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        36,601        285,277         37,612        206,336         12,780
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     36,601   $    285,277   $     37,612   $    206,336   $     12,780
===================================================================================================================================
Accumulation units outstanding                                   38,322        298,810         39,420        216,367         13,403
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.95   $       0.95   $       0.95   $       0.95
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WECG8          UECB1          UECB2          UECB3          UECB4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      3,289   $    250,926   $    926,367   $    312,574   $    784,383
                                                           ------------------------------------------------------------------------
    at market value                                        $      3,272   $    250,512   $    926,766   $    312,785   $    785,018
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         22,809          9,328             84          4,641
Receivable from mutual funds and portfolios
  for share redemptions                                               5            192            821            210            885
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      3,277        273,513        936,915        313,079        790,544
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    5            163            709            185            787
    Administrative charge                                            --             29            112             25             98
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --         22,809          9,328             84          4,641
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5         23,001         10,149            294          5,526
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         3,272        250,512        926,766        312,785        785,018
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      3,272   $    250,512   $    926,766   $    312,785   $    785,018
===================================================================================================================================
Accumulation units outstanding                                    3,435        241,012        892,000        301,184        756,364
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       1.04   $       1.04   $       1.04   $       1.04
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WECB5          WECB8          UEEI1          UEEI2          UEEI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    110,216   $         15   $     34,486   $    374,325   $     28,717
                                                           ------------------------------------------------------------------------
    at market value                                        $    109,715   $         15   $     33,088   $    374,717   $     28,239
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             24          7,503             --
Receivable from mutual funds and portfolios
  for share redemptions                                             127             --             26            327             24
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    109,842             15         33,138        382,547         28,263
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  113             --             22            282             21
    Administrative charge                                            14             --              4             45              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --          7,503             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   127             --             26          7,830             24
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       109,715             15         33,112        374,717         28,239
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    109,715   $         15   $     33,112   $    374,717   $     28,239
===================================================================================================================================
Accumulation units outstanding                                  105,734             15         34,293        388,239         29,269
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.04   $       0.97   $       0.97   $       0.96
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEEI4          WEEI5          WEEI8          UEFF1          UEFF2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    172,003   $      9,341   $     20,264   $      9,870   $    131,080
                                                           ------------------------------------------------------------------------
    at market value                                        $    167,353   $      9,156   $     19,768   $      9,645   $    131,768
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  3,401             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             177             11             11              8            126
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    170,931          9,167         19,779          9,653        131,894
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  157              9             10              7            109
    Administrative charge                                            20              1              1              1             17
    Contract terminations                                            --              1             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       3,401             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,578             11             11              8            126
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       167,353          9,156         19,768          9,645        131,768
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    167,353   $      9,156   $     19,768   $      9,645   $    131,768
===================================================================================================================================
Accumulation units outstanding                                  173,562          9,497         20,525          9,636        131,706
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.96   $       0.96   $       1.00   $       1.00
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEFF3          UEFF4          WEFF5          WEFF8          UEGO1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      7,886   $     26,596   $         33   $         --   $     11,689
                                                           ------------------------------------------------------------------------
    at market value                                        $      7,823   $     25,713   $         33   $         --   $     11,366
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     42             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               9             31             --             --              9
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      7,874         25,744             33             --         11,375
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    8             28             --             --              8
    Administrative charge                                             1              3             --             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          42             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    51             31             --             --              9
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         7,823         25,713             33             --         11,366
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      7,823   $     25,713   $         33   $         --   $     11,366
===================================================================================================================================
Accumulation units outstanding                                    7,825         25,728             33             --         12,337
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $       1.00   $       1.00   $         --   $       0.92
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEGO2          UEGO3          UEGO4          WEGO5          WEGO8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    180,086   $     22,111   $    116,212   $      9,629   $         18
                                                           ------------------------------------------------------------------------
    at market value                                        $    176,883   $     21,469   $    113,684   $      9,356   $         17
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    242             --          1,050             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             148             23            113             10             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    177,273         21,492        114,847          9,366             17
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  128             20            100              9             --
    Administrative charge                                            20              3             13              1             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         242             --          1,050             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   390             23          1,163             10             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       176,883         21,469        113,684          9,356             17
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    176,883   $     21,469   $    113,684   $      9,356   $         17
===================================================================================================================================
Accumulation units outstanding                                  192,063         23,324        123,587         10,171             18
===================================================================================================================================
Net asset value per accumulation unit                      $       0.92   $       0.92   $       0.92   $       0.92   $       0.92
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEGR1          UEGR2          UEGR3          UEGR4          WEGR5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      7,545   $    171,103   $     25,223   $     45,050   $      3,482
                                                           ------------------------------------------------------------------------
    at market value                                        $      7,509   $    170,512   $     25,404   $     45,884   $      3,524
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --         15,000            450             --
Receivable from mutual funds and portfolios
  for share redemptions                                               6            165             11             46              4
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      7,515        170,677         40,415         46,380          3,528
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    5            130             10             41              4
    Administrative charge                                             1             20              1              5             --
    Contract terminations                                            --             15             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --         15,000            450             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6            165         15,011            496              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         7,509        170,512         25,404         45,884          3,524
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      7,509   $    170,512   $     25,404   $     45,884   $      3,524
===================================================================================================================================
Accumulation units outstanding                                    7,609        172,880         25,767         46,547          3,576
===================================================================================================================================
Net asset value per accumulation unit                      $       0.99   $       0.99   $       0.99   $       0.99   $       0.99
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEGR8          UEHI1          UEHI2          UEHI3          UEHI4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $          7   $     97,879   $    210,603   $    138,301   $    346,431
                                                           ------------------------------------------------------------------------
    at market value                                        $          8   $     98,419   $    209,354   $    137,616   $    347,494
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --          1,347
Receivable from mutual funds and portfolios
  for share redemptions                                              --             85            183             93            400
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          8         98,504        209,537        137,709        349,241
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    1             72            158             82            356
    Administrative charge                                            --             13             25             11             44
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --          1,347
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1             85            183             93          1,747
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             7         98,419        209,354        137,616        347,494
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $          7   $     98,419   $    209,354   $    137,616   $    347,494
===================================================================================================================================
Accumulation units outstanding                                        7         94,887        201,924        132,819        335,515
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       1.04   $       1.04   $       1.04   $       1.04
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEHI5          WEHI8          UEIG1          UEIG2          UEIG3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    105,881   $         --   $     29,092   $    200,415   $     37,636
                                                           ------------------------------------------------------------------------
    at market value                                        $    106,684   $         --   $     28,469   $    198,036   $     36,990
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            202             --
Receivable from mutual funds and portfolios
  for share redemptions                                             122             --             24            170             37
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    106,806             --         28,493        198,408         37,027
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  109             --             20            147             33
    Administrative charge                                            13             --              4             23              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            202             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   122             --             24            372             37
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       106,684             --         28,469        198,036         36,990
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    106,684   $         --   $     28,469   $    198,036   $     36,990
===================================================================================================================================
Accumulation units outstanding                                  103,029             --         30,551        212,595         39,733
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $         --   $       0.93   $       0.93   $       0.93
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEIG4          WEIG5          WEIG8          UEMA1          UEMA2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    137,299   $     11,002   $         16   $      6,956   $     60,894
                                                           ------------------------------------------------------------------------
    at market value                                        $    134,955   $     10,840   $         15   $      6,814   $     61,202
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  4,050             --             --             --             81
Receivable from mutual funds and portfolios
  for share redemptions                                             135             12             --              6             53
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    139,140         10,852             15          6,820         61,336
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  120             11             --              5             46
    Administrative charge                                            15              1             --              1              7
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       4,050             --             --             --             81
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,185             12             --              6            134
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       134,955         10,840             15          6,814         61,202
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    134,955   $     10,840   $         15   $      6,814   $     61,202
===================================================================================================================================
Accumulation units outstanding                                  145,047         11,651             16          7,144         64,174
===================================================================================================================================
Net asset value per accumulation unit                      $       0.93   $       0.93   $       0.93   $       0.95   $       0.95
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEMA3          UEMA4          WEMA5          WEMA8          UEOE1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     10,206   $     81,213   $      3,456   $          7   $     83,427
                                                           ------------------------------------------------------------------------
    at market value                                        $     10,195   $     79,415   $      3,421   $          7   $     83,121
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            450             --             --          4,018
Receivable from mutual funds and portfolios
  for share redemptions                                              11             85              4             --             68
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,206         79,950          3,425              7         87,207
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10             76              4             --             58
    Administrative charge                                             1              9             --             --             10
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            450             --             --          4,018
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11            535              4             --          4,086
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        10,195         79,415          3,421              7         83,121
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     10,195   $     79,415   $      3,421   $          7   $     83,121
===================================================================================================================================
Accumulation units outstanding                                   10,696         83,373          3,592              8         86,185
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.95   $       0.95   $       0.95   $       0.96
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEOE2          UEOE3          UEOE4          WEOE5          WEOE8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    344,930   $     41,702   $    277,852   $     13,386   $      2,851
                                                           ------------------------------------------------------------------------
    at market value                                        $    338,454   $     40,784   $    265,804   $     12,975   $      2,654
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  7,544             --          5,550             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             290             42            287             16              4
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    346,288         40,826        271,641         12,991          2,658
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  250             37            255             13              4
    Administrative charge                                            40              5             32              2             --
    Contract terminations                                            --             --             --              1             --
Payable to mutual funds and portfolios
  for investments purchased                                       7,544             --          5,550             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 7,834             42          5,837             16              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       338,454         40,784        265,804         12,975          2,654
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    338,454   $     40,784   $    265,804   $     12,975   $      2,654
===================================================================================================================================
Accumulation units outstanding                                  351,068         42,317        275,988         13,474          2,759
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.96   $       0.96   $       0.96   $       0.96
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UESM1          UESM2          UESM3          UESM4          WESM5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     71,092   $    459,175   $    150,413   $    379,930   $      6,405
                                                           ------------------------------------------------------------------------
    at market value                                        $     71,471   $    459,671   $    150,109   $    377,928   $      6,381
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 15,876          7,382         35,000          4,984             --
Receivable from mutual funds and portfolios
  for share redemptions                                              47            394            108            398              7
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     87,394        467,447        185,217        383,310          6,388
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   40            340             95            354              6
    Administrative charge                                             7             54             13             44              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      15,876          7,382         35,000          4,984             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                15,923          7,776         35,108          5,382              7
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        71,471        459,671        150,109        377,928          6,381
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     71,471   $    459,671   $    150,109   $    377,928   $      6,381
===================================================================================================================================
Accumulation units outstanding                                   74,849        481,601        157,364        396,379          6,692
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.95   $       0.95   $       0.95   $       0.95
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WESM8          UEST1          UEST2          UEST3          UEST4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      2,324   $         --   $    150,401   $     79,660   $    353,013
                                                           ------------------------------------------------------------------------
    at market value                                        $      2,299   $         --   $    148,662   $     79,772   $    352,160
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               3              1            127             37            129
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,302              1        148,789         79,809        352,289
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    3             --            110             33            115
    Administrative charge                                            --             --             17              4             14
    Contract terminations                                            --              1             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3              1            127             37            129
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         2,299             --        148,662         79,772        352,160
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      2,299   $         --   $    148,662   $     79,772   $    352,160
===================================================================================================================================
Accumulation units outstanding                                    2,413             --        137,171         73,652        325,283
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       1.08   $       1.08   $       1.08   $       1.08
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEST5          WEST8          UFMC1          UFMC2          WMDC6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      4,202   $         --   $     79,314   $    652,752   $  1,488,607
                                                           ------------------------------------------------------------------------
    at market value                                        $      4,175   $         --   $     79,594   $    655,457   $  1,366,295
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            920             --
Receivable from mutual funds and portfolios
  for share redemptions                                               5              1             67            512          1,487
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      4,180              1         79,661        656,889      1,367,782
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    4              1             57            442          1,300
    Administrative charge                                             1             --             10             70            177
    Contract terminations                                            --             --             --             --             10
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            920             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5              1             67          1,432          1,487
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         4,175             --         79,594        655,457      1,366,295
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      4,175   $         --   $     79,594   $    655,457   $  1,366,295
===================================================================================================================================
Accumulation units outstanding                                    3,857             --         93,784        772,633      1,445,477
===================================================================================================================================
Net asset value per accumulation unit                      $       1.08   $       1.08   $       0.85   $       0.85   $       0.95
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFMC4          WMDC5          WMDC8          WMDC2          UMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    426,815   $    252,211   $     24,414   $     43,607   $    806,491
                                                           ------------------------------------------------------------------------
    at market value                                        $    425,620   $    236,032   $     24,437   $     39,601   $    762,284
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,219          2,987             --             --          4,018
Receivable from mutual funds and portfolios
  for share redemptions                                             426            279             17             58            657
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    428,265        239,298         24,454         39,659        766,959
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  379            249             15             53            558
    Administrative charge                                            47             30              2              5             99
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       2,219          2,987             --             --          4,018
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,645          3,266             17             58          4,675
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       425,620        236,032         24,437         39,601        762,284
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    425,620   $    236,032   $     24,437   $     39,601   $    762,284
===================================================================================================================================
Accumulation units outstanding                                  502,532        250,328         27,389         42,182        752,851
===================================================================================================================================
Net asset value per accumulation unit                      $       0.85   $       0.94   $       0.89   $       0.94   $       1.01
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UMSS2          PMSS1          UMSS4           EMU           SMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  6,387,251   $  2,798,906   $  7,050,675   $  1,160,955   $    861,709
                                                           ------------------------------------------------------------------------
    at market value                                        $  5,736,647   $  2,546,970   $  6,347,391   $  1,036,562   $    750,820
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                116,523             --         12,494            226             --
Receivable from mutual funds and portfolios
  for share redemptions                                           5,300         27,717          7,210          1,235         58,832
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,858,470      2,574,687      6,367,095      1,038,023        809,652
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,577          2,413          6,409          1,103          1,098
    Administrative charge                                           723            329            801            132            114
    Contract terminations                                            --         24,975             --             --         57,620
Payable to mutual funds and portfolios
  for investments purchased                                     116,523             --         12,494            226             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               121,823         27,717         19,704          1,461         58,832
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,736,647      2,546,970      6,347,391      1,036,562        750,820
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,736,647   $  2,546,970   $  6,347,391   $  1,036,562   $    750,820
===================================================================================================================================
Accumulation units outstanding                                5,680,829      2,393,082      6,326,579        966,393        690,469
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.06   $       1.00   $       1.07   $       1.09
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WMSS2          UOSM1          UOSM2          UOSM3          UOSM4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    136,474   $     27,767   $    159,624   $     53,077   $     70,607
                                                           ------------------------------------------------------------------------
    at market value                                        $    125,078   $     26,298   $    158,253   $     51,666   $     68,673
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             40             --            300
Receivable from mutual funds and portfolios
  for share redemptions                                             178             23            126             50             70
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    125,256         26,321        158,419         51,716         69,043
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  162             20            109             44             62
    Administrative charge                                            16              3             17              6              8
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             40             --            300
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   178             23            166             50            370
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       125,078         26,298        158,253         51,666         68,673
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    125,078   $     26,298   $    158,253   $     51,666   $     68,673
===================================================================================================================================
Accumulation units outstanding                                  123,227         33,098        199,299         65,056         86,643
===================================================================================================================================
Net asset value per accumulation unit                      $       1.02   $       0.79   $       0.79   $       0.79   $       0.79
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WOSM5          WOSM8          UIGR1          UIGR2          PIGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      3,481   $     12,103   $     26,898   $    345,842   $  5,440,195
                                                           ------------------------------------------------------------------------
    at market value                                        $      3,436   $     11,918   $     26,171   $    346,700   $  3,662,172
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             71            202             --
Receivable from mutual funds and portfolios
  for share redemptions                                               4              6             22            287          4,014
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      3,440         11,924         26,264        347,189      3,666,186
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    4              5             19            248          3,532
    Administrative charge                                            --              1              3             39            482
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            202             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4              6             22            489          4,014
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         3,436         11,918         26,242        346,700      3,653,294
Net assets applicable to contracts in payment period                 --             --             --             --          8,878
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      3,436   $     11,918   $     26,242   $    346,700   $  3,662,172
===================================================================================================================================
Accumulation units outstanding                                    3,609         12,529         32,966        435,810      4,994,086
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.95   $       0.80   $       0.80   $       0.73
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                UIGR4           EPL           WIGR8          WIGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                               $    429,963   $  1,974,066   $      5,859   $    475,689
                                                                          ---------------------------------------------------------
    at market value                                                       $    431,700   $  1,401,442   $      5,709   $    315,265
Dividends receivable                                                                --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                 4,941          4,626             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                            431          1,680              8            834
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   437,072      1,407,748          5,717        316,099
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                 383          1,500              7            413
    Administrative charge                                                           48            180              1             41
    Contract terminations                                                           --             --             --            380
Payable to mutual funds and portfolios
  for investments purchased                                                      4,941          4,626             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                5,372          6,306              8            834
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                      431,700      1,401,442          5,709        315,265
Net assets applicable to contracts in payment period                                --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                          $    431,700   $  1,401,442   $      5,709   $    315,265
===================================================================================================================================
Accumulation units outstanding                                                 543,545      1,855,909          6,745        665,507
===================================================================================================================================
Net asset value per accumulation unit                                     $       0.79   $       0.76   $       0.85   $       0.47
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                               UBND1(1)       UBND2(1)        PBND1         UBND4(1)         ESI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        767   $      2,068   $      7,847   $      3,461   $    625,114
Variable account expensess                                          145            429          1,934            877        173,542
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     622          1,639          5,913          2,584        451,572
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          46,991         30,025         81,348         18,892      4,207,943
    Cost of investments sold                                     47,220         30,052         82,255         18,980      4,447,902
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (229)           (27)          (907)           (88)      (239,959)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       864          2,876          1,394          3,769        248,600
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      635          2,849            487          3,681          8,641
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $      1,257   $      4,488   $      6,400   $      6,265   $    460,213
===================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SBND1          UCMG1          UCMG2          PCMG1          UCMG4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     87,480   $      6,940   $     30,893   $     25,453   $     55,540
Variable account expenses                                        27,613          5,994         29,377         27,306         64,911
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  59,867            946          1,516         (1,853)        (9,371)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,682,250        436,704      1,773,768      2,676,501      9,991,982
    Cost of investments sold                                  3,728,507        436,712      1,773,803      2,676,545      9,992,062
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (46,257)            (8)           (35)           (44)           (80)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    14,162              9             36             45             80
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (32,095)             1              1              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $     27,772   $        947   $      1,517   $     (1,852)  $     (9,371)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMS           SCMG1         UDEI1(1)       UDEI2(1)        PDEI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    132,708   $    172,853   $         56   $        475   $      6,650
Variable account expenses                                       158,763        240,323             32            255          5,314
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (26,055)       (67,470)            24            220          1,336
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      37,638,708     36,843,541          7,753         12,064         99,009
    Cost of investments sold                                 37,638,984     36,843,822          7,496         12,079        105,952
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (276)          (281)           257            (15)        (6,943)
Distributions from capital gains                                     --             --             --             --          1,528
Net change in unrealized appreciation or
  depreciation of investments                                       277            283            312          5,446        (85,884)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              2            569          5,431        (91,299)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $    (26,054)  $    (67,468)  $        593   $      5,651   $    (89,963)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI4(1)        WDEI5          SDEI1          WDEI2          UNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        969   $      3,097   $      4,969   $        522   $        127
Variable account expenses                                           530          2,674          5,483            557            231
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     439            423           (514)           (35)          (104)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,955         78,147        329,616          2,626          8,056
    Cost of investments sold                                     17,303         94,932        367,972          2,828          8,520
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,348)       (16,785)       (38,356)          (202)          (464)
Distributions from capital gains                                     --            602          1,519            129             13
Net change in unrealized appreciation or
  depreciation of investments                                     8,115        (32,622)       (42,391)        (7,212)        (5,024)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,767        (48,805)       (79,228)        (7,285)        (5,475)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $      7,206   $    (48,382)  $    (79,742)  $     (7,320)  $     (5,579)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UNDM2          PNDM1          UNDM4           EGD           SNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,025   $     14,999   $      1,055   $     23,185   $      9,158
Variable account expenses                                         1,962         36,622          2,526         64,316         29,188
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (937)       (21,623)        (1,471)       (41,131)       (20,030)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          48,711        854,578         41,052        931,214      1,804,673
    Cost of investments sold                                     56,557      1,201,245         49,212      1,320,486      2,492,473
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,846)      (346,667)        (8,160)      (389,272)      (687,800)
Distributions from capital gains                                     79          2,779            133          4,843          2,132
Net change in unrealized appreciation or
  depreciation of investments                                   (33,121)      (455,998)       (35,734)      (835,351)       129,507
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (40,888)      (799,886)       (43,761)    (1,219,780)      (556,161)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $    (41,825)  $   (821,509)  $    (45,232)  $ (1,260,911)  $   (576,191)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WNDM2         USVA1(1)       USVA2(1)       WSVA6(2)       USVA4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,907   $         15   $         53   $         24   $         29
Variable account expenses                                         6,604             51            130            132             71
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,697)           (36)           (77)          (108)           (42)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         215,016          3,713         15,269          7,263          2,987
    Cost of investments sold                                    323,233          3,573         15,691          9,148          3,115
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (108,217)           140           (422)        (1,885)          (128)
Distributions from capital gains                                    437             54            187             84            103
Net change in unrealized appreciation or
  depreciation of investments                                    12,018            132          1,468         (1,673)         1,188
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (95,762)           326          1,233         (3,474)         1,163
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $   (100,459)  $        290   $      1,156   $     (3,582)  $      1,121
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA5(2)       WSVA8(3)       WSVA2(2)       UABA1(1)       UABA2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         25   $          4   $         --   $          1   $          6
Variable account expenses                                           102              6              2            160          1,327
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (77)            (2)            (2)          (159)        (1,321)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             134            139            136         23,736          7,236
    Cost of investments sold                                        152            141            172         23,011          7,563
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (18)            (2)           (36)           725           (327)
Distributions from capital gains                                     91             13              1             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (908)           (27)            --           (320)        (5,381)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (835)           (16)           (35)           405         (5,708)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $       (912)  $        (18)  $        (37)  $        246   $     (7,029)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA3(1)       UABA4(1)       WABA5(3)       WABA8(3)       UEBC1(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $          3   $         --   $         --   $         35
Variable account expenses                                           195            856             22              1             18
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (194)          (853)           (22)            (1)            17
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,154          7,937          1,181   $        117          7,632
    Cost of investments sold                                      1,257          8,363          1,162            117          7,593
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (103)          (426)            19             --             39
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,278)        (5,464)            49             --           (383)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,381)        (5,890)            68             --           (344)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $     (1,575)  $     (6,743)  $         46   $         (1)  $       (327)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEBC2(3)       UEBC3(3)       UEBC4(3)       WEBC5(3)       WEBC8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        471   $         55   $        277   $         24   $         10
Variable account expenses                                           273             48            206             20              7
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     198              7             71              4              3
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,240          1,887          4,593            926            145
    Cost of investments sold                                     11,056          1,892          4,640            915            151
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    184             (5)           (47)            11             (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,596)          (328)        (1,619)          (191)          (135)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,412)          (333)        (1,666)          (180)          (141)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $     (1,214)  $       (326)  $     (1,595)  $       (176)  $       (138)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECG1(3)       UECG2(3)       UECG3(3)       UECG4(3)       WECG5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            53            512             77            413             27
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (53)          (512)           (77)          (413)           (27)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,214         13,072          1,794          3,266          1,228
    Cost of investments sold                                      6,955         12,952          1,834          3,374          1,224
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    259            120            (40)          (108)             4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       480          6,568            380          1,851             15
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      739          6,688            340          1,743             19
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $        686   $      6,176   $        263   $      1,330   $         (8)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECG8(3)       UECB1(3)       UECB2(3)       UECB3(3)       UECB4(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      2,944   $     11,701   $      2,418   $      9,922
Variable account expenses                                             6            502          1,883            466          1,857
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6)         2,442          9,818          1,952          8,065
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             142        119,211         67,591          6,279          5,652
    Cost of investments sold                                        143        119,366         67,501          6,238          5,641
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)          (155)            90             41             11
Distributions from capital gains                                     --          1,386          5,182          1,160          3,789
Net change in unrealized appreciation or
  depreciation of investments                                       (17)          (414)           399            211            635
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (18)           817          5,671          1,412          4,435
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $        (24)  $      3,259   $     15,489   $      3,364   $     12,500
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECB5(3)       WECB8(3)       UEEI1(3)       UEEI2(3)       UEEI3(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,336   $         --   $        447   $      5,304   $        290
Variable account expenses                                           206             --             43            690             52
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,130             --            404          4,614            238
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             479             --          4,940         47,479          1,808
    Cost of investments sold                                        480             --          4,895         46,757          1,820
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            --             45            722            (12)
Distributions from capital gains                                    680             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (501)            --         (1,398)           392           (478)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      178             --         (1,353)         1,114           (490)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $      1,308   $         --   $       (949)  $      5,728   $       (252)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEEI4(3)       WEEI5(3)       WEEI8(3)       UEFF1(3)       UEFF2(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,288   $        119   $         89   $        178   $      3,108
Variable account expenses                                           319             20             12             20            340
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,969             99             77            158          2,768
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,228            868            151         15,157         31,066
    Cost of investments sold                                      4,275            856            155         15,043         30,765
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (47)            12             (4)           114            301
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,650)          (185)          (496)          (225)           688
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (4,697)          (173)          (500)          (111)           989
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $     (2,728)  $        (74)  $       (423)  $         47   $      3,757
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEFF3(3)       UEFF4(3)       WEFF5(3)       WEFF8(3)       UEGO1(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        187   $        615   $          4   $          3   $         82
Variable account expenses                                            22             51             49             --             18
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     165            564            (45)             3             64
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             141            193        127,341            123          7,523
    Cost of investments sold                                        142            199        123,356            122          7,555
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            (6)         3,985              1            (32)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (63)          (883)            --             --           (323)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (64)          (889)         3,985              1           (355)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $        101   $       (325)  $      3,940   $          4   $       (291)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGO2(3)       UEGO3(3)       UEGO4(3)       WEGO5(3)       WEGO8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,205   $        147   $        723   $         58   $          1
Variable account expenses                                           281             51            222             21              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     924             96            501             37             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,624          1,882          5,186          1,257            132
    Cost of investments sold                                     11,534          1,909          5,242          1,253            139
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     90            (27)           (56)             4             (7)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,203)          (642)        (2,528)          (273)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,113)          (669)        (2,584)          (269)            (8)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $     (2,189)  $       (573)  $     (2,083)  $       (232)  $         (8)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGR1(3)       UEGR2(3)       UEGR3(3)       UEGR4(3)       WEGR5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            12            255             26             96              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (12)          (255)           (26)           (96)            (9)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,003          5,013            740          1,779            510
    Cost of investments sold                                      3,904          4,985            740          1,799            502
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     99             28             --            (20)             8
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (36)          (591)           181            834             42
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       63           (563)           181            814             50
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $         51   $       (818)  $        155   $        718   $         41
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGR8(3)       UEHI1(3)       UEHI2(3)       UEHI3(3)       UEHI4(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      2,577   $      5,344   $      2,021   $      8,853
Variable account expenses                                             1            240            343            151            791
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)         2,337          5,001          1,870          8,062
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             141        115,653         14,948          7,888          1,680
    Cost of investments sold                                        136        115,439         14,898          7,880          1,686
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      5            214             50              8             (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1            540         (1,249)          (685)         1,063
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        6            754         (1,199)          (677)         1,057
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $          5   $      3,091   $      3,802   $      1,193   $      9,119
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI5(3)       WEHI8(3)       UEIG1(3)       UEIG2(3)       UEIG3(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,626   $          3   $        455   $      3,064   $        523
Variable account expenses                                           248             --             59            321             83
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,378              3            396          2,743            440
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             266            125          7,659         14,477          2,110
    Cost of investments sold                                        264            123          7,734         14,577          2,133
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2              2            (75)          (100)           (23)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       803             --           (623)        (2,379)          (646)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      805              2           (698)        (2,479)          (669)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $      3,183   $          5   $       (302)  $        264   $       (229)
===================================================================================================================================

See accompanying notes to financial statements

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEIG4(3)       WEIG5(3)       WEIG8(3)       UEMA1(3)       UEMA2(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,902   $        153   $          2   $         --   $         --
Variable account expenses                                           261             23              1             12            110
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,641            130              1            (12)          (110)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,592            904            132          3,964          3,380
    Cost of investments sold                                      4,694            905            142          3,922          3,383
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (102)            (1)           (10)            42             (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,344)          (162)            (1)          (142)           308
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,446)          (163)           (11)          (100)           305
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $       (805)  $        (33)  $        (10)  $       (112)  $        195
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEMA3(3)       UEMA4(3)       WEMA5(3)       WEMA8(3)       UEOE1(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            27            143              8              1            198
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (27)          (143)            (8)            (1)          (198)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             748          1,936            508            138          7,924
    Cost of investments sold                                        743          1,946            506            137          7,594
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      5            (10)             2              1            330
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (11)        (1,798)           (35)            --           (306)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (6)        (1,808)           (33)             1             24
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $        (33)  $     (1,951)  $        (41)  $         --   $       (174)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEOE2(3)       UEOE3(3)       UEOE4(3)       WEOE5(3)       WEOE8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           624            101            478             28              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (624)          (101)          (478)           (28)            (5)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,593          2,893          5,298          1,287            143
    Cost of investments sold                                     11,599          2,907          5,363          1,262            154
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (6)           (14)           (65)            25            (11)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,476)          (918)       (12,048)          (411)          (197)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (6,482)          (932)       (12,113)          (386)          (208)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $     (7,106)  $     (1,033)  $    (12,591)  $       (414)  $       (213)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESM1(3)       UESM2(3)       UESM3(3)       UESM4(3)       WESM5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         56   $        447   $        114   $        368   $          6
Variable account expenses                                           130            817            165            692             12
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (74)          (370)           (51)          (324)            (6)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,422         19,549          2,939         17,696            449
    Cost of investments sold                                      3,355         20,103          3,188         18,528            452
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     67           (554)          (249)          (832)            (3)
Distributions from capital gains                                  1,175          6,786          1,970          6,774            130
Net change in unrealized appreciation or
  depreciation of investments                                       379            496           (304)        (2,002)           (24)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,621          6,728          1,417          3,940            103
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $      1,547   $      6,358   $      1,366   $      3,616   $         97
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESM8(3)       UEST1(3)       UEST2(3)       UEST3(3)       UEST4(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          2   $          8   $      7,103   $      1,445   $      4,985
Variable account expenses                                             5             58            199             69            321
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (3)           (50)         6,904          1,376          4,664
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             139        299,075          3,555            221         29,806
    Cost of investments sold                                        141        299,984          3,470            220         29,216
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)          (909)            85              1            590
Distributions from capital gains                                     59             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (25)            --         (1,739)           112           (853)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       32           (909)        (1,654)           113           (263)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $         29   $       (959)  $      5,250   $      1,489   $      4,401
===================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEST5(3)       WEST8(3)       UFMC1(1)       UFMC2(1)       WMDC6(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        223   $          7   $         --   $         --   $      5,903
Variable account expenses                                            10              1            177          1,321         14,226
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     213              6           (177)        (1,321)        (8,323)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             161            130          3,295         33,553        152,571
    Cost of investments sold                                        162            127          3,345         34,468        164,918
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)             3            (50)          (915)       (12,347)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (27)            --            280          2,705       (146,333)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (28)             3            230          1,790       (158,680)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $        185   $          9   $         53   $        469   $   (167,003)
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC4(1)       WMDC5(4)       WMDC8(5)       WMDC2(4)        UMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        907   $         --   $        109   $      2,893
Variable account expenses                                         1,160          2,412             25            504          3,799
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,160)        (1,505)           (25)          (395)          (906)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,290         25,673             40         10,999        165,253
    Cost of investments sold                                     15,936         28,101             40         10,807        181,355
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (646)        (2,428)            --            192        (16,102)
Distributions from capital gains                                     --             --             --             --          7,174
Net change in unrealized appreciation or
  depreciation of investments                                    (1,195)       (20,709)            23         (4,282)       (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,841)       (23,137)            23         (4,090)       (54,552)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $     (3,001)  $    (24,642)  $         (2)  $     (4,485)  $    (55,458)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UMSS2          PMSS1          UMSS4           EMU           SMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     34,669   $     13,030   $     38,066   $      8,848   $     14,201
Variable account expenses                                        42,386         18,475         55,917         12,800         16,415
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,717)        (5,445)       (17,851)        (3,952)        (2,214)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         270,313        359,119        451,895        400,698      1,338,340
    Cost of investments sold                                    288,445        381,368        508,355        454,278      1,538,705
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,132)       (22,249)       (56,460)       (53,580)      (200,365)
Distributions from capital gains                                 85,962         32,309         94,384         21,939         35,212
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (251,255)      (713,153)      (117,038)       (91,159)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (613,123)      (241,195)      (675,229)      (148,679)      (256,312)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $   (620,840)  $   (246,640)  $   (693,080)  $   (152,631)  $   (258,526)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WMSS2         UOSM1(1)       UOSM2(1)       UOSM3(1)       UOSM4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        556   $         --   $         --   $         --   $         --
Variable account expenses                                         1,283             60            254            122            184
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (727)           (60)          (254)          (122)          (184)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,618          2,167          2,012            738          1,286
    Cost of investments sold                                      6,756          2,252          2,120            759          1,354
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (138)           (85)          (108)           (21)           (68)
Distributions from capital gains                                  1,378             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (11,653)        (1,469)        (1,371)        (1,411)        (1,934)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (10,413)        (1,554)        (1,479)        (1,432)        (2,002)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $    (11,140)  $     (1,614)  $     (1,733)  $     (1,554)  $     (2,186)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOSM5(3)       WOSM8(3)       UIGR1(1)       UIGR2(1)        PIGR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $     33,739
Variable account expenses                                             7              7             58            666         50,339
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)            (7)           (58)          (666)       (16,600)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              34              6          7,653         20,834        633,376
    Cost of investments sold                                         35              6          7,821         21,334        901,519
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            --           (168)          (500)      (268,143)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (45)          (185)          (727)           858       (548,102)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (46)          (185)          (895)           358       (816,245)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                $        (53)  $       (192)  $       (953)  $       (308)  $   (832,845)
===================================================================================================================================

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                  UIGR4(1)         EPL          WIGR8(5)         WIGR2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                          $         --   $     13,244   $         --   $      3,432
Variable account expenses                                                          983         21,240              9          6,644
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                   (983)        (7,996)            (9)        (3,212)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                         14,608        657,182             25        121,629
    Cost of investments sold                                                    15,438        863,475             26        179,690
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                  (830)      (206,293)            (1)       (58,061)
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                    1,737       (102,127)          (150)       (25,244)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     907       (308,420)          (151)       (83,305)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                               $        (76)  $   (316,416)  $       (160)  $    (86,517)
===================================================================================================================================

(1)  For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(2)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(3)  For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(4)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2002.

(5)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                               UBND1(2)       UBND2(2)        PBND1         UBND4(2)         ESI
OPERATIONS
Investment income (loss) -- net                            $        622   $      1,639   $      5,913   $      2,584   $    451,572
Net realized gain (loss) on sales of investments                   (229)           (27)          (907)           (88)      (239,959)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       864          2,876          1,394          3,769        248,600
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                       1,257          4,488          6,400          6,265        460,213
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       42,684        170,740        103,102        266,252        115,240
Net transfers(1)                                                 24,710         50,858        (12,143)        49,175       (778,583)
Annuity payments                                                     --             --             --             --         (1,056)
Contract terminations:
    Surrender benefits and contract charges                      (2,750)        (2,164)          (308)        (1,027)    (1,595,988)
    Death benefits                                                   --             --             --             --       (190,740)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   64,644        219,434         90,651        314,400     (2,451,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        110,705             --     13,122,338
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     65,901   $    223,922   $    207,756   $    320,665   $ 11,131,424
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         99,294             --      8,923,249
Contract purchase payments                                       41,768        167,559         91,236        261,460         77,390
Net transfers(1)                                                 24,216         49,754        (11,455)        48,165       (530,376)
Contract terminations:
    Surrender benefits and contract charges                      (2,687)        (2,116)          (293)        (1,014)    (1,069,075)
    Death benefits                                                   --             --             --             --       (128,938)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 63,297        215,197        178,782        308,611      7,272,250
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SBND1          UCMG1          UCMG2          PCMG1          UCMG4
OPERATIONS
Investment income (loss) -- net                            $     59,867   $        946   $      1,516   $     (1,853)  $     (9,371)
Net realized gain (loss) on sales of investments                (46,257)            (8)           (35)           (44)           (80)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    14,162              9             36             45             80
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                      27,772            947          1,517         (1,852)        (9,371)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,967        134,387        972,206        636,426        340,144
Net transfers(1)                                               (294,594)        23,188       (441,169)      (169,610)      (232,797)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (230,155)        (6,125)      (425,139)      (128,613)      (868,671)
    Death benefits                                                   --             --             --        (52,098)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (502,782)       151,450        105,898        286,105       (761,324)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,490,663        585,778      2,857,398      2,423,140      4,054,436
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,015,653   $    738,175   $  2,964,813   $  2,707,393   $  3,283,741
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,362,937        554,322      2,828,091      2,250,084      3,857,418
Contract purchase payments                                       19,849        126,978        961,442        591,297        323,747
Net transfers(1)                                               (279,257)        21,920       (436,267)      (157,350)      (224,571)
Contract terminations:
    Surrender benefits and contract charges                    (209,381)        (5,788)      (420,620)      (119,420)      (826,630)
    Death benefits                                                   --             --             --        (48,363)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                894,148        697,432      2,932,646      2,516,248      3,129,964
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMS           SCMG1         UDEI1(2)       UDEI2(2)        PDEI1
OPERATIONS
Investment income (loss) -- net                            $    (26,055)  $    (67,470)  $         24   $        220   $      1,336
Net realized gain (loss) on sales of investments                   (276)          (281)           257            (15)        (6,943)
Distributions from capital gains                                     --             --             --             --          1,528
Net change in unrealized appreciation or
  depreciation of investments                                       277            283            312          5,446        (85,884)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                     (26,054)       (67,468)           593          5,651        (89,963)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      853,847      1,790,685         19,850        106,973         31,651
Net transfers(1)                                              2,798,540      6,543,806             --         34,659        155,114
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (3,346,521)    (6,326,252)           (78)          (943)        (9,183)
    Death benefits                                              (99,291)      (450,699)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  206,575      1,557,540         19,772        140,689        177,582
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,625,240     11,961,867             --             --        344,421
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,805,761   $ 13,451,939   $     20,365   $    146,340   $    432,040
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,408,678     11,399,177             --             --        341,828
Contract purchase payments                                      677,567      1,708,626         26,089        143,578         37,490
Net transfers(1)                                              2,206,965      6,237,644             --         44,461        167,616
Contract terminations:
    Surrender benefits and contract charges                  (2,642,707)    (6,038,708)          (100)        (1,205)       (10,754)
    Death benefits                                              (78,597)      (430,372)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,571,906     12,876,367         25,989        186,834        536,180
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI4(2)        WDEI5          SDEI1          WDEI2          UNDM1
OPERATIONS
Investment income (loss) -- net                            $        439   $        423   $       (514)  $        (35)  $       (104)
Net realized gain (loss) on sales of investments                 (1,348)       (16,785)       (38,356)          (202)          (464)
Distributions from capital gains                                     --            602          1,519            129             13
Net change in unrealized appreciation or
  depreciation of investments                                     8,115        (32,622)       (42,391)        (7,212)        (5,024)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                       7,206        (48,382)       (79,742)        (7,320)        (5,579)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      199,609         59,282         70,114             --         33,505
Net transfers(1)                                                 35,134         72,944        (80,662)         3,335         12,797
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (117)        (1,980)      (152,005)        (2,062)           (87)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  234,626        130,246       (162,553)         1,273         46,215
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        124,798        396,114         36,955         15,213
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    241,832   $    206,662   $    153,819   $     30,908   $     55,849
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        114,711        367,200         34,122         20,086
Contract purchase payments                                      264,029         61,403         75,374             --         54,096
Net transfers(1)                                                 45,405         63,894        (95,122)         3,898         21,294
Contract terminations:
    Surrender benefits and contract charges                        (148)        (2,095)      (168,503)        (2,188)          (118)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                309,286        237,913        178,949         35,832         95,358
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UNDM2          PNDM1          UNDM4           EGD           SNDM1
OPERATIONS
Investment income (loss) -- net                            $       (937)  $    (21,623)  $     (1,471)  $    (41,131)  $    (20,030)
Net realized gain (loss) on sales of investments                 (7,846)      (346,667)        (8,160)      (389,272)      (687,800)
Distributions from capital gains                                     79          2,779            133          4,843          2,132
Net change in unrealized appreciation or
  depreciation of investments                                   (33,121)      (455,998)       (35,734)      (835,351)       129,507
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                     (41,825)      (821,509)       (45,232)    (1,260,911)      (576,191)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      227,137        637,544        158,293         98,844        123,975
Net transfers(1)                                                170,038         12,005        147,899         19,201       (118,031)
Annuity payments                                                     --         (5,743)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,429)      (131,662)       (10,100)      (351,159)      (323,036)
    Death benefits                                                   --             --             --        (31,761)       (55,418)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  392,746        512,144        296,092       (264,875)      (372,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  61,309      3,005,185        145,315      5,370,338      2,139,128
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    412,230   $  2,695,820   $    396,175   $  3,844,552   $  1,190,427
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           80,914      3,478,255        193,128      4,236,699      2,896,006
Contract purchase payments                                      368,230        827,292        261,537         92,519        209,840
Net transfers(1)                                                262,435        (57,721)       241,614        (43,333)      (387,824)
Contract terminations:
    Surrender benefits and contract charges                      (7,276)      (185,235)       (13,628)      (320,023)      (535,493)
    Death benefits                                                   --             --             --        (27,556)       (85,870)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                704,303      4,062,591        682,651      3,938,306      2,096,659
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WNDM2         USVA1(2)       USVA2(2)       WSVA6(3)       USVA4(2)
OPERATIONS
Investment income (loss) -- net                            $     (4,697)  $        (36)  $        (77)  $       (108)  $        (42)
Net realized gain (loss) on sales of investments               (108,217)           140           (422)        (1,885)          (128)
Distributions from capital gains                                    437             54            187             84            103
Net change in unrealized appreciation or
  depreciation of investments                                    12,018            132          1,468         (1,673)         1,188
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                    (100,459)           290          1,156         (3,582)         1,121
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       (3,991)        15,962         49,529         10,597         25,485
Net transfers(1)                                               (167,430)            --          2,164         14,944          8,745
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (25,212)           (80)          (352)          (172)           (89)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (196,633)        15,882         51,341         25,369         34,141
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 493,837             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    196,745   $     16,172   $     52,497   $     21,787   $     35,262
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          700,758             --             --             --             --
Contract purchase payments                                       (5,747)        20,602         64,272         13,967         33,463
Net transfers(1)                                               (291,564)            --          2,745         13,798         11,427
Contract terminations:                                               --
    Surrender benefits and contract charges                     (40,071)          (101)          (445)          (218)          (113)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                363,376         20,501         66,572         27,547         44,777
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA5(3)       WSVA8(4)       WSVA2(3)       UABA1(2)       UABA2(2)
OPERATIONS
Investment income (loss) -- net                            $        (77)  $         (2)  $         (2)  $       (159)  $     (1,321)
Net realized gain (loss) on sales of investments                    (18)            (2)           (36)           725           (327)
Distributions from capital gains                                     91             13              1             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (908)           (27)            --           (320)        (5,381)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                        (912)           (18)           (37)           246         (7,029)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,983          3,215            171         45,107        392,804
Net transfers(1)                                                  3,421              5             --         40,290        155,237
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (168)          (138)          (134)           (76)        (1,853)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   28,236          3,082             37         85,321        546,188
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     27,324   $      3,064   $         --   $     85,567   $    539,159
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       30,481          3,340            171         60,323        510,183
Net transfers(1)                                                  4,316              5             --         52,695        203,461
Contract terminations:
    Surrender benefits and contract charges                        (213)          (144)          (171)          (101)        (2,366)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 34,584          3,201             --        112,917        711,278
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA3(2)       UABA4(2)       WABA5(4)       WABA8(4)       UEBC1(4)
OPERATIONS
Investment income (loss) -- net                            $       (194)  $       (853)  $        (22)  $         (1)  $         17
Net realized gain (loss) on sales of investments                   (103)          (426)            19             --             39
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,278)        (5,464)            49             --           (383)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                      (1,575)        (6,743)            46             (1)          (327)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       50,963        265,320          8,031            116         11,790
Net transfers(1)                                                 18,983        135,516          2,274             17            394
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (126)        (2,959)          (136)          (115)          (158)
    Death benefits                                                 (330)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   69,490        397,877         10,169             18         12,026
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     67,915   $    391,134   $     10,215   $         17   $     11,699
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       65,544        344,172          8,490            124         11,989
Net transfers(1)                                                 24,791        176,604          2,391             18            396
Contract terminations:
    Surrender benefits and contract charges                        (167)        (3,982)          (144)          (124)          (165)
    Death benefits                                                 (499)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 89,669        516,794         10,737             18         12,220
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEBC2(4)       UEBC3(4)       UEBC4(4)       WEBC5(4)       WEBC8(4)
OPERATIONS
Investment income (loss) -- net                            $        198   $          7   $         71   $          4   $          3
Net realized gain (loss) on sales of investments                    184             (5)           (47)            11             (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,596)          (328)        (1,619)          (191)          (135)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                      (1,214)          (326)        (1,595)          (176)          (138)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      159,202         18,933         83,487          7,806          3,556
Net transfers(1)                                                  5,543            896         21,283          1,612             17
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,131)          (163)          (182)          (138)          (137)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  163,614         19,666        104,588          9,280          3,436
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    162,400   $     19,340   $    102,993   $      9,104   $      3,298
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      165,163         19,979         86,049          8,017          3,581
Net transfers(1)                                                  5,654            908         21,873          1,651             17
Contract terminations:
    Surrender benefits and contract charges                      (1,140)          (671)          (190)          (144)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                169,677         20,216        107,732          9,524          3,454
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECG1(4)       UECG2(4)       UECG3(4)       UECG4(4)       WECG5(4)
OPERATIONS
Investment income (loss) -- net                            $        (53)  $       (512)  $        (77)  $       (413)  $        (27)
Net realized gain (loss) on sales of investments                    259            120            (40)          (108)             4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       480          6,568            380          1,851             15
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                         686          6,176            263          1,330             (8)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,393        259,041         30,775        158,340         11,359
Net transfers(1)                                                  5,678         21,172          6,734         46,846          1,564
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (156)        (1,112)          (160)          (180)          (135)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   35,915        279,101         37,349        205,006         12,788
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     36,601   $    285,277   $     37,612   $    206,336   $     12,780
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       32,589        277,948         32,453        167,301         11,895
Net transfers(1)                                                  5,896         22,015          7,135         49,254          1,649
Contract terminations:
    Surrender benefits and contract charges                        (163)        (1,153)          (168)          (188)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 38,322        298,810         39,420        216,367         13,403
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECG8(4)       UECB1(4)       UECB2(4)       UECB3(4)       UECB4(4)
OPERATIONS
Investment income (loss) -- net                            $         (6)  $      2,442   $      9,818   $      1,952   $      8,065
Net realized gain (loss) on sales of investments                     (1)          (155)            90             41             11
Distributions from capital gains                                     --          1,386          5,182          1,160          3,789
Net change in unrealized appreciation or
  depreciation of investments                                       (17)          (414)           399            211            635
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                         (24)         3,259         15,489          3,364         12,500
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,412        147,209        848,968        290,373        699,422
Net transfers(1)                                                     20        101,749         64,263         19,211         74,386
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (136)        (1,705)        (1,954)          (163)        (1,290)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,296        247,253        911,277        309,421        772,518
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,272   $    250,512   $    926,766   $    312,785   $    785,018
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        3,556        143,286        830,944        283,068        685,101
Net transfers(1)                                                     21         99,390         62,965         18,768         72,527
Contract terminations:
    Surrender benefits and contract charges                        (142)        (1,664)        (1,909)          (652)        (1,264)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,435        241,012        892,000        301,184        756,364
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WECB5(4)       WECB8(4)       UEEI1(4)       UEEI2(4)       UEEI3(4)
OPERATIONS
Investment income (loss) -- net                            $      1,130   $         --   $        404   $      4,614   $        238
Net realized gain (loss) on sales of investments                     (1)            --             45            722            (12)
Distributions from capital gains                                    680             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (501)            --         (1,398)           392           (478)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                       1,308             --           (949)         5,728           (252)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       97,487             --         28,331        343,995         27,371
Net transfers(1)                                                 11,065             15          7,882         26,146          1,285
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (145)            --         (2,152)        (1,152)          (165)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  108,407             15         34,061        368,989         28,491
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    109,715   $         15   $     33,112   $    374,717   $     28,239
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       95,078             --         28,621        364,316         28,149
Net transfers(1)                                                 10,796             15          7,829         25,078          1,290
Contract terminations:
    Surrender benefits and contract charges                        (140)            --         (2,157)        (1,155)          (170)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                105,734             15         34,293        388,239         29,269
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEEI4(4)       WEEI5(4)       WEEI8(4)       UEFF1(4)       UEFF2(4)
OPERATIONS
Investment income (loss) -- net                            $      1,969   $         99   $         77   $        158   $      2,768
Net realized gain (loss) on sales of investments                    (47)            12             (4)           114            301
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,650)          (185)          (496)          (225)           688
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                      (2,728)           (74)          (423)            47          3,757
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      146,461          7,798         20,311          8,142        124,543
Net transfers(1)                                                 23,804          1,572             17          1,608          3,610
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (184)          (140)          (137)          (152)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  170,081          9,230         20,191          9,598        128,011
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    167,353   $      9,156   $     19,768   $      9,645   $    131,768
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      149,290          8,031         20,652          8,197        128,860
Net transfers(1)                                                 24,462          1,611             17          1,591          2,988
Contract terminations:
    Surrender benefits and contract charges                        (190)          (145)          (144)          (152)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                173,562          9,497         20,525          9,636        131,706
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEFF3(4)       UEFF4(4)       WEFF5(4)       WEFF8(4)       UEGO1(4)
OPERATIONS
Investment income (loss) -- net                            $        165   $        564   $        (45)  $          3   $         64
Net realized gain (loss) on sales of investments                     (1)            (6)         3,985              1            (32)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (63)          (883)            --             --           (323)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                         101           (325)         3,940              4           (291)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,347         26,180         (3,798)           119         11,757
Net transfers(1)                                                    517             --             33             (1)            50
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (142)          (142)          (142)          (122)          (150)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,722         26,038         (3,907)            (4)        11,657
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,823   $     25,713   $         33   $         --   $     11,366
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        7,454         25,870            142            122         12,448
Net transfers(1)                                                    513             --             33             --             53
Contract terminations:
    Surrender benefits and contract charges                        (142)          (142)          (142)          (122)          (164)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,825         25,728             33             --         12,337
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGO2(4)       UEGO3(4)       UEGO4(4)       WEGO5(4)       WEGO8(4)
OPERATIONS
Investment income (loss) -- net                            $        924   $         96   $        501   $         37   $         --
Net realized gain (loss) on sales of investments                     90            (27)           (56)             4             (7)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,203)          (642)        (2,528)          (273)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                      (2,189)          (573)        (2,083)          (232)            (8)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      161,267         21,652         89,569          8,242            139
Net transfers(1)                                                 18,894            546         26,373          1,496             18
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,089)          (156)          (175)          (150)          (132)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  179,072         22,042        115,767          9,588             25
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    176,883   $     21,469   $    113,684   $      9,356   $         17
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      173,051         22,908         95,593          8,739            143
Net transfers(1)                                                 20,165            586         28,185          1,596             18
Contract terminations:
    Surrender benefits and contract charges                      (1,153)          (170)          (191)          (164)          (143)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                192,063         23,324        123,587         10,171             18
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGR1(4)       UEGR2(4)       UEGR3(4)       UEGR4(4)       WEGR5(4)
OPERATIONS
Investment income (loss) -- net                            $        (12)  $       (255)  $        (26)  $        (96)  $         (9)
Net realized gain (loss) on sales of investments                     99             28             --            (20)             8
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (36)          (591)           181            834             42
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                          51           (818)           155            718             41
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,494        169,386         25,138         35,188          2,958
Net transfers(1)                                                    124          2,547            273         10,148            665
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (160)          (603)          (162)          (170)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,458        171,330         25,249         45,166          3,483
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,509   $    170,512   $     25,404   $     45,884   $      3,524
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        7,646        170,830         25,662         36,388          3,039
Net transfers(1)                                                    126          2,655            270         10,332            680
Contract terminations:
    Surrender benefits and contract charges                        (163)          (605)          (165)          (173)          (143)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,609        172,880         25,767         46,547          3,576
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGR8(4)       UEHI1(4)       UEHI2(4)       UEHI3(4)       UEHI4(4)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $      2,337   $      5,001   $      1,870   $      8,062
Net realized gain (loss) on sales of investments                      5            214             50              8             (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1            540         (1,249)          (685)         1,063
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                           5          3,091          3,802          1,193          9,119
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          136         95,383        183,435        136,035        328,212
Net transfers(1)                                                      7             90         23,490            545         10,348
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (141)          (145)        (1,373)          (157)          (185)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2         95,328        205,552        136,423        338,375
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $          7   $     98,419   $    209,354   $    137,616   $    347,494
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          143         94,737        180,304        132,444        325,676
Net transfers(1)                                                      7            290         22,955            526         10,017
Contract terminations:
    Surrender benefits and contract charges                        (143)          (140)        (1,335)          (151)          (178)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      7         94,887        201,924        132,819        335,515
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI5(4)       WEHI8(4)       UEIG1(4)       UEIG2(4)       UEIG3(4)
OPERATIONS
Investment income (loss) -- net                            $      2,378   $          3   $        396   $      2,743   $        440
Net realized gain (loss) on sales of investments                      2              2            (75)          (100)           (23)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       803             --           (623)        (2,379)          (646)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                       3,183              5           (302)           264           (229)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       94,783            120         13,979        188,826         31,878
Net transfers(1)                                                  8,863             (1)        14,943         10,012          5,497
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (145)          (124)          (151)        (1,066)          (156)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  103,501             (5)        28,771        197,772         37,219
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    106,684   $         --   $     28,469   $    198,036   $     36,990
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       94,578            120         14,916        202,826         33,955
Net transfers(1)                                                  8,592             --         15,797         10,910          5,947
Contract terminations:
    Surrender benefits and contract charges                        (141)          (120)          (162)        (1,141)          (169)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                103,029             --         30,551        212,595         39,733
===================================================================================================================================

See accompanying notes to financial statements

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEIG4(4)       WEIG5(4)       WEIG8(4)       UEMA1(4)       UEMA2(4)
OPERATIONS
Investment income (loss) -- net                            $      1,641   $        130   $          1   $        (12)  $       (110)
Net realized gain (loss) on sales of investments                   (102)            (1)           (10)            42             (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,344)          (162)            (1)          (142)           308
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                        (805)           (33)           (10)          (112)           195
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      108,042          9,642            141          7,082         59,204
Net transfers(1)                                                 27,893          1,381             15             --          2,387
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (175)          (150)          (131)          (156)          (584)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  135,760         10,873             25          6,926         61,007
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    134,955   $     10,840   $         15   $      6,814   $     61,202
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      115,326         10,329            142          7,308         62,319
Net transfers(1)                                                 29,910          1,485             16             --          2,455
Contract terminations:
    Surrender benefits and contract charges                        (189)          (163)          (142)          (164)          (600)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                145,047         11,651             16          7,144         64,174
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEMA3(4)       UEMA4(4)       WEMA5(4)       WEMA8(4)       UEOE1(4)
OPERATIONS
Investment income (loss) -- net                            $        (27)  $       (143)  $         (8)  $         (1)  $       (198)
Net realized gain (loss) on sales of investments                      5            (10)             2              1            330
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (11)        (1,798)           (35)            --           (306)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                         (33)        (1,951)           (41)            --           (174)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,125         68,361          2,966            137         22,334
Net transfers(1)                                                    261         13,166            633              8         61,120
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (158)          (161)          (137)          (138)          (159)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,228         81,366          3,462              7         83,295
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,195   $     79,415   $      3,421   $          7   $     83,121
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       10,596         69,949          3,079            144         22,744
Net transfers(1)                                                    266         13,593            657              8         63,606
Contract terminations:
    Surrender benefits and contract charges                        (166)          (169)          (144)          (144)          (165)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,696         83,373          3,592              8         86,185
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEOE2(4)       UEOE3(4)       UEOE4(4)       WEOE5(4)       WEOE8(4)
OPERATIONS
Investment income (loss) -- net                            $       (624)  $       (101)  $       (478)  $        (28)  $         (5)
Net realized gain (loss) on sales of investments                     (6)           (14)           (65)            25            (11)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,476)          (918)       (12,048)          (411)          (197)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                      (7,106)        (1,033)       (12,591)          (414)          (213)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      303,336         36,894        246,809         11,938          2,986
Net transfers(1)                                                 43,356          5,088         31,784          1,591             20
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,132)          (165)          (198)          (140)          (139)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  345,560         41,817        278,395         13,389          2,867
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    338,454   $     40,784   $    265,804   $     12,975   $      2,654
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      308,298         37,951        244,194         12,018          2,884
Net transfers(1)                                                 43,893          5,127         32,000          1,602             19
Contract terminations:
    Surrender benefits and contract charges                      (1,123)          (761)          (206)          (146)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                351,068         42,317        275,988         13,474          2,759
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESM1(4)       UESM2(4)       UESM3(4)       UESM4(4)       WESM5(4)
OPERATIONS
Investment income (loss) -- net                            $        (74)  $       (370)  $        (51)  $       (324)  $         (6)
Net realized gain (loss) on sales of investments                     67           (554)          (249)          (832)            (3)
Distributions from capital gains                                  1,175          6,786          1,970          6,774            130
Net change in unrealized appreciation or
  depreciation of investments                                       379            496           (304)        (2,002)           (24)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                       1,547          6,358          1,366          3,616             97
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,437        388,106        140,444        340,379          5,209
Net transfers(1)                                                 33,642         66,644          8,454         34,111          1,209
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (155)        (1,437)          (155)          (178)          (134)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   69,924        453,313        148,743        374,312          6,284
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     71,471   $    459,671   $    150,109   $    377,928   $      6,381
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       38,674        410,736        148,662        360,377          5,536
Net transfers(1)                                                 36,338         72,412          8,865         36,190          1,297
Contract terminations:
    Surrender benefits and contract charges                        (163)        (1,547)          (163)          (188)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 74,849        481,601        157,364        396,379          6,692
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESM8(4)       UEST1(4)       UEST2(4)       UEST3(4)       UEST4(4)
OPERATIONS
Investment income (loss) -- net                            $         (3)  $        (50)  $      6,904   $      1,376   $      4,664
Net realized gain (loss) on sales of investments                     (2)          (909)            85              1            590
Distributions from capital gains                                     59             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (25)            --         (1,739)           112           (853)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                          29           (959)         5,250          1,489          4,401
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,396        299,976         83,243         75,068        340,638
Net transfers(1)                                                      7       (298,866)        60,320          3,366          8,180
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (133)          (151)          (151)          (151)        (1,059)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,270            959        143,412         78,283        347,759
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,299   $         --   $    148,662   $     79,772   $    352,160
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        2,546        291,570         79,816         70,551        318,617
Net transfers(1)                                                      8       (291,431)        57,494          3,240          7,678
Contract terminations:
    Surrender benefits and contract charges                        (141)          (139)          (139)          (139)        (1,012)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,413             --        137,171         73,652        325,283
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEST5(4)       WEST8(4)       UFMC1(2)       UFMC2(2)       WMDC6(5)
OPERATIONS
Investment income (loss ) -- net                           $        213   $          6   $       (177)  $     (1,321)  $     (8,323)
Net realized gain (loss) on sales of investments                     (1)             3            (50)          (915)       (12,347)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (27)            --            280          2,705       (146,333)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                         185              9             53            469       (167,003)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,141            120         66,211        475,166        252,931
Net transfers(1)                                                     --             --         14,437        181,200        734,591
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (151)          (129)        (1,107)        (1,378)        (9,607)
    Death benefits                                                   --             --             --             --           (355)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,990             (9)        79,541        654,988        977,560
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        555,738
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      4,175   $         --   $     79,594   $    655,457   $  1,366,295
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        522,139
Contract purchase payments                                        3,996            120         77,992        558,560        249,600
Net transfers(1)                                                     --             --         17,098        215,714        684,000
Contract terminations:
    Surrender benefits and contract charges                        (139)          (120)        (1,306)        (1,641)        (9,852)
    Death benefits                                                   --             --             --             --           (410)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,857             --         93,784        772,633      1,445,477
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC4(2)       WMDC5(5)       WMDC8(6)       WMDC2(5)        UMSS1
OPERATIONS
Investment income (loss) -- net                            $     (1,160)  $     (1,505)  $        (25)  $       (395)  $       (906)
Net realized gain (loss) on sales of investments                   (646)        (2,428)            --            192        (16,102)
Distributions from capital gains                                     --             --             --             --          7,174
Net change in unrealized appreciation or
  depreciation of investments                                    (1,195)       (20,709)            23         (4,282)       (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                      (3,001)       (24,642)            (2)        (4,485)       (55,458)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      336,372         73,393         24,450            (18)       528,400
Net transfers(1)                                                 95,011         87,964              7         35,827        242,677
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,762)          (509)           (18)           (38)       (24,633)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  428,621        160,848         24,439         35,771        746,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         99,826             --          8,315         71,298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    425,620   $    236,032   $     24,437   $     39,601   $    762,284
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         93,943             --          7,839         61,488
Contract purchase payments                                      395,083         72,258         27,402             --        483,766
Net transfers(1)                                                113,150         84,663              8         34,385        232,459
Contract terminations:
    Surrender benefits and contract charges                      (5,701)          (536)           (21)           (42)       (24,862)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                502,532        250,328         27,389         42,182        752,851
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UMSS2          PMSS1          UMSS4           EMU           SMSS1
OPERATIONS
Investment income (loss) -- net                            $     (7,717)  $     (5,445)  $    (17,851)  $     (3,952)  $     (2,214)
Net realized gain (loss) on sales of investments                (18,132)       (22,249)       (56,460)       (53,580)      (200,365)
Distributions from capital gains                                 85,962         32,309         94,384         21,939         35,212
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (251,255)      (713,153)      (117,038)       (91,159)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                    (620,840)      (246,640)      (693,080)      (152,631)      (258,526)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,705,068      1,199,516      2,756,558        220,117        181,458
Net transfers(1)                                              2,277,487      1,338,861      2,783,378        367,398        511,276
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (135,217)       (31,289)       (78,543)       (69,009)      (239,302)
    Death benefits                                              (19,498)       (20,935)        (5,777)        (3,193)       (37,229)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,827,840      2,486,153      5,455,616        515,313        416,203
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,529,647        307,457      1,584,855        673,880        593,143
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,736,647   $  2,546,970   $  6,347,391   $  1,036,562   $    750,820
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,321,211        251,581      1,373,613        546,335        472,993
Contract purchase payments                                    2,428,846      1,017,354      2,482,792        188,072        150,076
Net transfers(1)                                              2,077,583      1,171,066      2,550,072        292,629        302,264
Contract terminations:
    Surrender benefits and contract charges                    (128,243)       (29,926)       (74,095)       (57,595)      (202,035)
    Death benefits                                              (18,568)       (16,993)        (5,803)        (3,048)       (32,829)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,680,829      2,393,082      6,326,579        966,393        690,469
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WMSS2         UOSM1(2)       UOSM2(2)       UOSM3(2)       UOSM4(2)
OPERATIONS
Investment income (loss) -- net                            $       (727)  $        (60)  $       (254)  $       (122)  $       (184)
Net realized gain (loss) on sales of investments                   (138)           (85)          (108)           (21)           (68)
Distributions from capital gains                                  1,378             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (11,653)        (1,469)        (1,371)        (1,411)        (1,934)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                     (11,140)        (1,614)        (1,733)        (1,554)        (2,186)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,322         27,586        103,407         48,155         47,011
Net transfers(1)                                                 87,148            406         57,082          5,194         23,937
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (242)           (80)          (503)          (129)           (89)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   88,228         27,912        159,986         53,220         70,859
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  47,990             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    125,078   $     26,298   $    158,253   $     51,666   $     68,673
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           41,027             --             --             --             --
Contract purchase payments                                        1,447         32,457        129,268         58,773         56,681
Net transfers(1)                                                 80,980            742         70,650          6,446         30,075
Contract terminations:
    Surrender benefits and contract charges                        (227)          (101)          (619)          (163)          (113)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                123,227         33,098        199,299         65,056         86,643
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOSM5(4)       WOSM8(4)       UIGR1(2)       UIGR2(2)        PIGR1
OPERATIONS
Investment income (loss) -- net                            $         (7)  $         (7)  $        (58)  $       (666)  $    (16,600)
Net realized gain (loss) on sales of investments                     (1)            --           (168)          (500)      (268,143)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (45)          (185)          (727)           858       (548,102)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                         (53)          (192)          (953)          (308)      (832,845)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,149         12,105         27,087        278,624        493,290
Net transfers(1)                                                    340              5            155         69,887       (151,461)
Annuity payments                                                     --             --             --             --         (1,800)
Contract terminations:
    Surrender benefits and contract charges                          --             --            (47)        (1,503)      (102,187)
    Death benefits                                                   --             --             --             --        (12,196)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,489         12,110         27,195        347,008        225,646
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --      4,269,371
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,436   $     11,918   $     26,242   $    346,700   $  3,662,172
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --      4,730,889
Contract purchase payments                                        3,257         12,524         32,921        350,350        612,600
Net transfers(1)                                                    352              5            105         87,378       (200,488)
Contract terminations:
    Surrender benefits and contract charges                          --             --            (60)        (1,918)      (132,342)
    Death benefits                                                   --             --             --             --        (16,573)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,609         12,529         32,966        435,810      4,994,086
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                  UIGR4(2)         EPL          WIGR8(6)        WIGR2
OPERATIONS
Investment income (loss) -- net                                           $       (983)  $     (7,996)  $         (9)  $     (3,212)
Net realized gain (loss) on sales of investments                                  (830)      (206,293)            (1)       (58,061)
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                    1,737       (102,127)          (150)       (25,244)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in net assets
  resulting from operations                                                        (76)      (316,416)          (160)       (86,517)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                     364,747        147,833          5,869           (641)
Net transfers(1)                                                                67,101         62,726             17         12,227
Annuity payments                                                                    --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                                        (72)      (107,086)           (17)       (18,610)
    Death benefits                                                                  --        (37,057)            --        (18,305)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 431,776         66,416          5,869        (25,329)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                     --      1,651,442             --        427,111
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $    431,700   $  1,401,442   $      5,709   $    315,265
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                              --      1,775,441             --        729,923
Contract purchase payments                                                     458,849        177,170          6,746         (1,279)
Net transfers(1)                                                                84,788         73,923             20         14,455
Contract terminations:
    Surrender benefits and contract charges                                        (92)      (125,002)           (21)       (35,206)
    Death benefits                                                                  --        (45,623)            --        (42,386)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                               543,545      1,855,909          6,745        665,507
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.
(2)  For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.
(3)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(4)  For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.
(5)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2002.
(6)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  PBND1           ESI           SBND1          UCMG1          UCMG2
OPERATIONS
Investment income (loss) -- net                            $      4,669   $    682,185   $     92,648   $      6,363   $     23,105
Net realized gain (loss) on sales of investments                    269       (129,959)         2,125              2             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       398        249,511        (12,724)           (17)           (73)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,336        801,737         82,049          6,348         23,027
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        392,694         45,721         72,505        414,634
Net transfers(1)                                                 21,723        135,621        751,120        451,974      2,441,327
Annuity payments                                                     --         (1,075)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,903)    (1,253,230)       (98,267)            (1)       (21,590)
    Death benefits                                                   --       (110,742)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            19,820       (836,732)       698,574        524,478      2,834,371
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  85,549     13,157,333        710,040         54,952             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    110,705   $ 13,122,338   $  1,490,663   $    585,778   $  2,857,398
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           81,583      9,498,099        687,876         53,407             --
Contract purchase payments                                           --        276,188         42,929         68,993        416,079
Net transfers(1)                                                 19,467         98,081        723,511        431,923      2,433,405
Contract terminations:
    Surrender benefits and contract charges                      (1,756)      (872,057)       (91,379)            (1)       (21,393)
    Death benefits                                                   --        (77,062)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 99,294      8,923,249      1,362,937        554,322      2,828,091
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PCMG1          UCMG4           EMS           SCMG1          PDEI1
OPERATIONS
Investment income (loss) -- net                            $     13,308   $     33,757   $    220,673   $    296,353   $       (487)
Net realized gain (loss) on sales of investments                     (1)             2         (1,096)            49         30,923
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (59)          (106)           605           (576)           870
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,248         33,653        220,182        295,826         31,306
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      538,610        858,103      2,036,753      2,282,409        139,247
Net transfers(1)                                              1,985,789      2,622,121      5,157,424        449,362        407,388
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (22,079)       (94,490)    (2,250,927)    (2,502,884)      (477,380)
    Death benefits                                              (92,794)            --             --       (396,463)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         2,409,526      3,385,734      4,943,250       (167,576)        69,255
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     366        635,049      5,461,808     11,833,617        243,860
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,423,140   $  4,054,436   $ 10,625,240   $ 11,961,867   $    344,421
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              350        618,285      4,421,199     11,510,757        244,084
Contract purchase payments                                      503,480        820,668      1,634,378      2,233,625        142,415
Net transfers(1)                                              1,854,182      2,508,422      4,127,361        460,986        406,604
Contract terminations:
    Surrender benefits and contract charges                     (20,569)       (89,957)    (1,774,260)    (2,394,165)      (451,275)
    Death benefits                                              (87,359)            --             --       (412,026)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,250,084      3,857,418      8,408,678     11,399,177        341,828
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WDEI5          SDEI1          WDEI2          UNDM1          UNDM2
OPERATIONS
Investment income (loss) -- net                            $        (41)  $       (659)  $        (59)  $        (39)  $        (85)
Net realized gain (loss) on sales of investments                   (184)       (49,930)            27            (39)           (58)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,747          4,363          1,811           (193)         1,623
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,522        (46,226)         1,779           (271)         1,480
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,207         (5,585)        22,454          9,189            713
Net transfers(1)                                                 85,446        418,967         10,324          6,296         59,116
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (316)       (18,000)          (770)            (1)            --
    Death benefits                                                   --         (8,733)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           115,337        386,649         32,008         15,484         59,829
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,939         55,691          3,168             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    124,798   $    396,114   $     36,955   $     15,213   $     61,309
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,350         51,889          2,939             --             --
Contract purchase payments                                       28,086         (4,801)        22,614         11,414            899
Net transfers(1)                                                 79,571        345,177          9,288          8,673         80,015
Contract terminations:
    Surrender benefits and contract charges                        (296)       (16,402)          (719)            (1)            --
    Death benefits                                                   --         (8,663)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                114,711        367,200         34,122         20,086         80,914
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PNDM1          UNDM4           EGD2          SNDM1          WNDM2
OPERATIONS
Investment income (loss) -- net                            $    (26,453)  $       (967)  $    (60,329)  $    (25,952)  $     (6,364)
Net realized gain (loss) on sales of investments               (102,902)        (1,441)      (126,943)      (127,964)        (3,487)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (331,473)        (9,092)      (844,510)      (245,647)       (79,605)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (460,828)       (11,500)    (1,031,782)      (399,563)       (89,456)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      607,529         43,573        412,497        182,483         70,399
Net transfers(1)                                              1,266,355         87,563        641,651        220,415        104,692
Annuity payments                                                 (7,793)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (459,875)        (3,880)      (362,349)       (88,535)        (7,533)
    Death benefits                                               (9,657)            --        (25,717)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,396,559        127,256        666,082        314,363        167,558
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,069,454         29,559      5,736,038      2,224,328        415,735
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,005,185   $    145,315   $  5,370,338   $  2,139,128   $    493,837
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,936,840         32,247      3,716,997      2,468,296        483,327
Contract purchase payments                                      687,507         49,438        308,358        224,502         98,231
Net transfers(1)                                              1,355,496        111,546        509,304        323,253        128,490
Contract terminations:
    Surrender benefits and contract charges                    (490,439)          (103)      (277,964)      (120,045)        (9,290)
    Death benefits                                              (11,149)            --        (19,996)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,478,255        193,128      4,236,699      2,896,006        700,758
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                   WMDC6(2)       WMDC5(2)       WMDC2(2)        UMSS1          UMSS2
OPERATIONS
Investment income (loss) -- net                            $     (1,260)  $       (338)  $        (10)  $        252   $     (1,746)
Net realized gain (loss) on sales of investments                    (54)             5            (17)        (1,148)           169
Distributions from capital gains                                     --             --             --          2,232          7,835
Net change in unrealized appreciation or
  depreciation of investments                                    24,021          4,530            276            417         30,138
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      22,707          4,197            249          1,753         36,396
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      212,955         69,407          4,515         17,737        937,965
Net transfers(1)                                                320,479         26,222          3,551         28,942        551,900
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (403)            --             --             (2)        (4,404)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           533,031         95,629          8,066         46,677      1,485,461
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --         22,868          7,790
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    555,738   $     99,826   $      8,315   $     71,298   $  1,529,647
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --         20,898          7,156
Contract purchase payments                                      208,795         68,115          4,383         15,686        832,710
Net transfers(1)                                                313,727         25,828          3,456         24,906        485,217
Contract terminations:
    Surrender benefits and contract charges                        (383)            --             --             (2)        (3,872)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                522,139         93,943          7,839         61,488      1,321,211
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PMSS1          UMSS4           EMU           SMSS1          WMSS2
OPERATIONS
Investment income (loss) -- net                            $       (201)  $       (745)  $      3,054   $     13,653   $       (247)
Net realized gain (loss) on sales of investments                 (1,040)        (6,598)        (6,759)      (122,294)           269
Distributions from capital gains                                  3,119         22,901         31,187         93,662             20
Net change in unrealized appreciation or
  depreciation of investments                                      (720)         9,035        (25,983)       (24,654)            70
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,158         24,593          1,499        (39,633)           112
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      125,964        883,909         88,382        277,425         41,223
Net transfers(1)                                                180,043        706,194        423,995        492,762          4,018
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (110)       (45,781)       (38,163)      (231,063)          (343)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           305,897      1,544,322        474,214        539,124         44,898
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     402         15,940        198,167         93,652          2,980
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    307,457   $  1,584,855   $    673,880   $    593,143   $     47,990
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              347         14,596        169,587         78,742          2,680
Contract purchase payments                                      102,958        767,737         71,278        214,860         34,906
Net transfers(1)                                                148,365        626,832        336,168        370,604          3,739
Contract terminations:
    Surrender benefits and contract charges                         (89)       (35,552)       (30,698)      (191,213)          (298)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                251,581      1,373,613        546,335        472,993         41,027
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                    PIGR1           EPL           WIGR2
OPERATIONS
Investment income (loss) -- net                                                          $    (35,497)  $    (22,711)  $     (5,494)
Net realized gain (loss) on sales of investments                                              (51,511)      (546,230)        (6,619)
Distributions from capital gains                                                              356,855        260,377         44,638
Net change in unrealized appreciation or
  depreciation of investments                                                              (1,078,665)      (306,534)      (128,927)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                  (808,818)      (615,098)       (96,402)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                  1,091,340        247,528         49,298
Net transfers(1)                                                                            1,176,748       (422,501)       106,017
Annuity payments                                                                               (2,347)            --             --
Contract terminations:
    Surrender benefits and contract charges                                                   (43,016)      (140,195)        (5,728)
    Death benefits                                                                            (14,376)       (31,188)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                                       2,208,349       (346,356)       149,587
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                             2,869,840      2,612,896        373,926
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $  4,269,371   $  1,651,442   $    427,111
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                      2,473,705      2,191,500        499,119
Contract purchase payments                                                                  1,136,371        236,938         79,291
Net transfers(1)                                                                            1,181,046       (483,187)       160,903
Contract terminations:
    Surrender benefits and contract charges                                                   (45,164)      (140,260)        (9,390)
    Death benefits                                                                            (15,069)       (29,550)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                            4,730,889      1,775,441        729,923
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.
(2)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The Accounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT           INVESTMENT                                                                            SHARES
-------------------------------------------------------------------------------------------------------------------
UBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                                 6,255
UBND2                AXP(R) Variable Portfolio - Bond Fund(1)                                                21,248
PBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                                19,723
UBND4                AXP(R) Variable Portfolio - Bond Fund(1)                                                30,371
ESI                  AXP(R) Variable Portfolio - Bond Fund(1)                                             1,056,976
SBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                                96,593

UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                       737,700
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                     2,966,480
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                     2,708,469
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                                     3,316,848
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                                    10,778,772
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                    13,421,219

UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                               2,539
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                              18,219
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                              53,876
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                              30,045
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                              24,884
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                              26,374
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                               3,856

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                       4,509
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      33,194
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     219,701
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      31,536
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     309,652
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      96,178
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      15,893

USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                1,727
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                5,603
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                2,328
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                3,710
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                2,600
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                  327
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                   --

UABA1                AIM V.I. Basic Value Fund, Series II Shares                                             10,750
UABA2                AIM V.I. Basic Value Fund, Series II Shares                                             67,734
UABA3                AIM V.I. Basic Value Fund, Series II Shares                                              8,532
UABA4                AIM V.I. Basic Value Fund, Series II Shares                                             49,137
WABA5                AIM V.I. Basic Value Fund, Series II Shares                                              1,283
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                                  2

UEBC1                Evergreen VA Blue Chip Fund - Class 2                                                    2,024
UEBC2                Evergreen VA Blue Chip Fund - Class 2                                                   28,097
UEBC3                Evergreen VA Blue Chip Fund - Class 2                                                    3,346
UEBC4                Evergreen VA Blue Chip Fund - Class 2                                                   17,819
WEBC5                Evergreen VA Blue Chip Fund - Class 2                                                    1,575
WEBC8                Evergreen VA Blue Chip Fund - Class 2                                                      571


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                                              SHARES
-------------------------------------------------------------------------------------------------------------------
UECG1                Evergreen VA Capital Growth Fund - Class 2                                               3,389
UECG2                Evergreen VA Capital Growth Fund - Class 2                                              26,415
UECG3                Evergreen VA Capital Growth Fund - Class 2                                               3,483
UECG4                Evergreen VA Capital Growth Fund - Class 2                                              19,105
WECG5                Evergreen VA Capital Growth Fund - Class 2                                               1,183
WECG8                Evergreen VA Capital Growth Fund - Class 2                                                 303

UECB1                Evergreen VA Core Bond Fund - Class 2                                                   24,488
UECB2                Evergreen VA Core Bond Fund - Class 2                                                   90,593
UECB3                Evergreen VA Core Bond Fund - Class 2                                                   30,575
UECB4                Evergreen VA Core Bond Fund - Class 2                                                   76,737
WECB5                Evergreen VA Core Bond Fund - Class 2                                                   10,725
WECB8                Evergreen VA Core Bond Fund - Class 2                                                        1

UEEI1                Evergreen VA Equity Index Fund - Class 2                                                 4,830
UEEI2                Evergreen VA Equity Index Fund - Class 2                                                54,703
UEEI3                Evergreen VA Equity Index Fund - Class 2                                                 4,122
UEEI4                Evergreen VA Equity Index Fund - Class 2                                                24,431
WEEI5                Evergreen VA Equity Index Fund - Class 2                                                 1,337
WEEI8                Evergreen VA Equity Index Fund - Class 2                                                 2,886

UEFF1                Evergreen VA Foundation Fund - Class 2                                                     839
UEFF2                Evergreen VA Foundation Fund - Class 2                                                  11,458
UEFF3                Evergreen VA Foundation Fund - Class 2                                                     680
UEFF4                Evergreen VA Foundation Fund - Class 2                                                   2,236
WEFF5                Evergreen VA Foundation Fund - Class 2                                                       3
WEFF8                Evergreen VA Foundation Fund - Class 2                                                      --

UEGO1                Evergreen VA Global Leaders Fund - Class 2                                               1,159
UEGO2                Evergreen VA Global Leaders Fund - Class 2                                              18,031
UEGO3                Evergreen VA Global Leaders Fund - Class 2                                               2,188
UEGO4                Evergreen VA Global Leaders Fund - Class 2                                              11,589
WEGO5                Evergreen VA Global Leaders Fund - Class 2                                                 954
WEGO8                Evergreen VA Global Leaders Fund - Class 2                                                   2

UEGR1                Evergreen VA Growth Fund - Class 2                                                         862
UEGR2                Evergreen VA Growth Fund - Class 2                                                      19,577
UEGR3                Evergreen VA Growth Fund - Class 2                                                       2,917
UEGR4                Evergreen VA Growth Fund - Class 2                                                       5,268
WEGR5                Evergreen VA Growth Fund - Class 2                                                         405
WEGR8                Evergreen VA Growth Fund - Class 2                                                           1

UEHI1                Evergreen VA High Income Fund - Class 2                                                  9,931
UEHI2                Evergreen VA High Income Fund - Class 2                                                 21,126
UEHI3                Evergreen VA High Income Fund - Class 2                                                 13,887
UEHI4                Evergreen VA High Income Fund - Class 2                                                 35,065
WEHI5                Evergreen VA High Income Fund - Class 2                                                 10,765
WEHI8                Evergreen VA High Income Fund - Class 2                                                     --

UEIG1                Evergreen VA International Growth Fund - Class 2(2)                                      3,455
UEIG2                Evergreen VA International Growth Fund - Class 2(2)                                     24,033
UEIG3                Evergreen VA International Growth Fund - Class 2(2)                                      4,489
UEIG4                Evergreen VA International Growth Fund - Class 2(2)                                     16,378
WEIG5                Evergreen VA International Growth Fund - Class 2(2)                                      1,315
WEIG8                Evergreen VA International Growth Fund - Class 2(2)                                          2

UEMA1                Evergreen VA Masters Fund - Class 2                                                        999
UEMA2                Evergreen VA Masters Fund - Class 2                                                      8,974
UEMA3                Evergreen VA Masters Fund - Class 2                                                      1,495
UEMA4                Evergreen VA Masters Fund - Class 2                                                     11,644
WEMA5                Evergreen VA Masters Fund - Class 2                                                        502
WEMA8                Evergreen VA Masters Fund - Class 2                                                          1

UEOE1                Evergreen VA Omega Fund - Class 2                                                        7,711
UEOE2                Evergreen VA Omega Fund - Class 2                                                       31,396
UEOE3                Evergreen VA Omega Fund - Class 2                                                        3,783
UEOE4                Evergreen VA Omega Fund - Class 2                                                       24,657
WEOE5                Evergreen VA Omega Fund - Class 2                                                        1,204
WEOE8                Evergreen VA Omega Fund - Class 2                                                          246


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                                              SHARES
-------------------------------------------------------------------------------------------------------------------
UESM1                Evergreen VA Small Cap Value Fund - Class 2(3)                                           6,711
UESM2                Evergreen VA Small Cap Value Fund - Class 2(3)                                          43,162
UESM3                Evergreen VA Small Cap Value Fund - Class 2(3)                                          14,095
UESM4                Evergreen VA Small Cap Value Fund - Class 2(3)                                          35,486
WESM5                Evergreen VA Small Cap Value Fund - Class 2(3)                                             599
WESM8                Evergreen VA Small Cap Value Fund - Class 2(3)                                             216

UEST1                Evergreen VA Strategic Income Fund - Class 2                                                --
UEST2                Evergreen VA Strategic Income Fund - Class 2                                            15,047
UEST3                Evergreen VA Strategic Income Fund - Class 2                                             8,074
UEST4                Evergreen VA Strategic Income Fund - Class 2                                            35,644
WEST5                Evergreen VA Strategic Income Fund - Class 2                                               423
WEST8                Evergreen VA Strategic Income Fund - Class 2                                                --

UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                        4,577
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                       37,692
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                       78,568
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                       24,475
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                       13,573
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                        1,405
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                        2,277

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                          63,418
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                         477,258
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                         211,894
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                                         528,069
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                          86,236
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                          62,464
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                          10,406

UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                2,831
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                               17,035
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                5,561
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                7,392
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                  370
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                1,283

UIGR1                Putnam VT International Equity Fund - Class IB Shares                                    2,591
                       (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR2                Putnam VT International Equity Fund - Class IB Shares                                   34,327
                       (previously Putnam VT International Growth Fund - Class IB Shares)
PIGR1                Putnam VT International Equity Fund - Class IB Shares                                  362,591
                       (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR4                Putnam VT International Equity Fund - Class IB Shares                                   42,743
                       (previously Putnam VT International Growth Fund - Class IB Shares)
EPL                  Putnam VT International Equity Fund - Class IB Shares                                  138,757
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8                Putnam VT International Equity Fund - Class IB Shares                                      565
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR2                Putnam VT International Equity Fund - Class IB Shares                                   31,214
                       (previously Putnam VT International Growth Fund - Class IB Shares)



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 16, 2003, Evergreen VA International Growth Fund - Class 2 will change its name to Evergreen VA International Equity Fund - Class 2.
(3) Effective June 14, 2003, Evergreen VA Small Cap Value Fund - Class 2 will change its name to Evergreen VA Special Values Fund - Class 2.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES


American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.70% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.


American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES


American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.





                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                                    PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                    0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                                         0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                               0.560% to 0.470%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                       0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                1.020% to 0.920%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to five funds and the maximum changed for some of the funds.


                                                                                    MAXIMUM                       MAXIMUM
                                                                                  ADJUSTMENT                    ADJUSTMENT
FUND                                                                        (PRIOR TO DEC. 1, 2002)         (AFTER DEC. 1,2002)
-------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund                           0.08%                          0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    N/A                           0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            0.12%                          0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                     PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                    0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                                         0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                               0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                       0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                0.080% to 0.055%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                               PURCHASES
--------------------------------------------------------------------------------------------------------
UBND1                AXP(R) Variable Portfolio - Bond Fund                                   $   112,046
UBND2                AXP(R) Variable Portfolio - Bond Fund                                       250,310
PBND1                AXP(R) Variable Portfolio - Bond Fund                                       177,673
UBND4                AXP(R) Variable Portfolio - Bond Fund                                       334,140
ESI                  AXP(R) Variable Portfolio - Bond Fund                                     2,198,387
SBND1                AXP(R) Variable Portfolio - Bond Fund                                     3,211,897

UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                            609,576
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                          1,878,678
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                          2,965,671
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                          9,271,255
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                         37,777,110
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                         38,268,001




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                               PURCHASES
--------------------------------------------------------------------------------------------------------
UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund              $    27,565
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                  152,890
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                  279,597
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                  250,384
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                  210,881
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                  225,443
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                    3,985

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           54,213
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                          439,837
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        1,410,712
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                          330,441
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                          670,991
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        1,412,925
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           14,727

USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    19,627
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    66,727
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    32,632
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    36,691
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    25,425
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     3,237
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       172

UABA1                AIM V.I. Basic Value Fund, Series II Shares                                 108,898
UABA2                AIM V.I. Basic Value Fund, Series II Shares                                 552,103
UABA3                AIM V.I. Basic Value Fund, Series II Shares                                  70,450
UABA4                AIM V.I. Basic Value Fund, Series II Shares                                 404,961
WABA5                AIM V.I. Basic Value Fund, Series II Shares                                  11,328
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                     134

UEBC1                Evergreen VA Blue Chip Fund - Class 2                                        19,675
UEBC2                Evergreen VA Blue Chip Fund - Class 2                                       175,052
UEBC3                Evergreen VA Blue Chip Fund - Class 2                                        21,560
UEBC4                Evergreen VA Blue Chip Fund - Class 2                                       109,252
WEBC5                Evergreen VA Blue Chip Fund - Class 2                                        10,210
WEBC8                Evergreen VA Blue Chip Fund - Class 2                                         3,584

UECG1                Evergreen VA Capital Growth Fund - Class 2                                   43,076
UECG2                Evergreen VA Capital Growth Fund - Class 2                                  291,661
UECG3                Evergreen VA Capital Growth Fund - Class 2                                   39,066
UECG4                Evergreen VA Capital Growth Fund - Class 2                                  207,859
WECG5                Evergreen VA Capital Growth Fund - Class 2                                   13,989
WECG8                Evergreen VA Capital Growth Fund - Class 2                                    3,432

UECB1                Evergreen VA Core Bond Fund - Class 2                                       370,292
UECB2                Evergreen VA Core Bond Fund - Class 2                                       993,868
UECB3                Evergreen VA Core Bond Fund - Class 2                                       318,812
UECB4                Evergreen VA Core Bond Fund - Class 2                                       790,024
WECB5                Evergreen VA Core Bond Fund - Class 2                                       110,696
WECB8                Evergreen VA Core Bond Fund - Class 2                                            15

UEEI1                Evergreen VA Equity Index Fund - Class 2                                     39,381
UEEI2                Evergreen VA Equity Index Fund - Class 2                                    421,082
UEEI3                Evergreen VA Equity Index Fund - Class 2                                     30,537
UEEI4                Evergreen VA Equity Index Fund - Class 2                                    176,278
WEEI5                Evergreen VA Equity Index Fund - Class 2                                     10,197
WEEI8                Evergreen VA Equity Index Fund - Class 2                                     20,419

UEFF1                Evergreen VA Foundation Fund - Class 2                                       24,913
UEFF2                Evergreen VA Foundation Fund - Class 2                                      161,845
UEFF3                Evergreen VA Foundation Fund - Class 2                                        8,028
UEFF4                Evergreen VA Foundation Fund - Class 2                                       26,795
WEFF5                Evergreen VA Foundation Fund - Class 2                                      123,389
WEFF8                Evergreen VA Foundation Fund - Class 2                                          122

UEGO1                Evergreen VA Global Leaders Fund - Class 2                                   19,244
UEGO2                Evergreen VA Global Leaders Fund - Class 2                                  191,620
UEGO3                Evergreen VA Global Leaders Fund - Class 2                                   24,020
UEGO4                Evergreen VA Global Leaders Fund - Class 2                                  121,454
WEGO5                Evergreen VA Global Leaders Fund - Class 2                                   10,882
WEGO8                Evergreen VA Global Leaders Fund - Class 2                                      157





                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                               PURCHASES
--------------------------------------------------------------------------------------------------------
UEGR1                Evergreen VA Growth Fund - Class 2                                      $    11,449
UEGR2                Evergreen VA Growth Fund - Class 2                                          176,088
UEGR3                Evergreen VA Growth Fund - Class 2                                           25,963
UEGR4                Evergreen VA Growth Fund - Class 2                                           46,849
WEGR5                Evergreen VA Growth Fund - Class 2                                            3,984
WEGR8                Evergreen VA Growth Fund - Class 2                                              143

UEHI1                Evergreen VA High Income Fund - Class 2                                     213,318
UEHI2                Evergreen VA High Income Fund - Class 2                                     225,501
UEHI3                Evergreen VA High Income Fund - Class 2                                     146,181
UEHI4                Evergreen VA High Income Fund - Class 2                                     348,117
WEHI5                Evergreen VA High Income Fund - Class 2                                     106,145
WEHI8                Evergreen VA High Income Fund - Class 2                                         123

UEIG1                Evergreen VA International Growth Fund - Class 2                             36,826
UEIG2                Evergreen VA International Growth Fund - Class 2                            214,992
UEIG3                Evergreen VA International Growth Fund - Class 2                             39,769
UEIG4                Evergreen VA International Growth Fund - Class 2                            141,993
WEIG5                Evergreen VA International Growth Fund - Class 2                             11,907
WEIG8                Evergreen VA International Growth Fund - Class 2                                158

UEMA1                Evergreen VA Masters Fund - Class 2                                          10,878
UEMA2                Evergreen VA Masters Fund - Class 2                                          64,277
UEMA3                Evergreen VA Masters Fund - Class 2                                          10,949
UEMA4                Evergreen VA Masters Fund - Class 2                                          83,159
WEMA5                Evergreen VA Masters Fund - Class 2                                           3,962
WEMA8                Evergreen VA Masters Fund - Class 2                                             144

UEOE1                Evergreen VA Omega Fund - Class 2                                            91,021
UEOE2                Evergreen VA Omega Fund - Class 2                                           356,529
UEOE3                Evergreen VA Omega Fund - Class 2                                            44,609
UEOE4                Evergreen VA Omega Fund - Class 2                                           283,215
WEOE5                Evergreen VA Omega Fund - Class 2                                            14,648
WEOE8                Evergreen VA Omega Fund - Class 2                                             3,005

UESM1                Evergreen VA Small Cap Value Fund - Class 2                                  74,447
UESM2                Evergreen VA Small Cap Value Fund - Class 2                                 479,278
UESM3                Evergreen VA Small Cap Value Fund - Class 2                                 153,601
UESM4                Evergreen VA Small Cap Value Fund - Class 2                                 398,458
WESM5                Evergreen VA Small Cap Value Fund - Class 2                                   6,857
WESM8                Evergreen VA Small Cap Value Fund - Class 2                                   2,465

UEST1                Evergreen VA Strategic Income Fund - Class 2                                299,984
UEST2                Evergreen VA Strategic Income Fund - Class 2                                153,871
UEST3                Evergreen VA Strategic Income Fund - Class 2                                 79,880
UEST4                Evergreen VA Strategic Income Fund - Class 2                                382,229
WEST5                Evergreen VA Strategic Income Fund - Class 2                                  4,364
WEST8                Evergreen VA Strategic Income Fund - Class 2                                    127

UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                            82,659
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                           687,220
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         1,121,808
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                           442,751
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                           185,016
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                            24,454
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                            46,375

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                              917,965
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                            5,176,398
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                            2,872,136
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                            5,984,044
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                              933,998
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                            1,787,541
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                               95,497

UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    30,019
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                   161,744
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    53,836
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    71,961
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                     3,516
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    12,109





                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                              PURCHASES
--------------------------------------------------------------------------------------------------------
UIGR1                Putnam VT International Equity Fund - Class IB Shares                   $    34,719
                       (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR2                Putnam VT International Equity Fund - Class IB Shares                       367,176
                       (previously Putnam VT International Growth Fund - Class IB Shares)
PIGR1                Putnam VT International Equity Fund - Class IB Shares                       842,422
                       (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR4                Putnam VT International Equity Fund - Class IB Shares                       445,401
                       (previously Putnam VT International Growth Fund - Class IB Shares)
EPL                  Putnam VT International Equity Fund - Class IB Shares                       715,602
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8                Putnam VT International Equity Fund - Class IB Shares                         5,885
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR2                Putnam VT International Growth Fund - Class IB Shares                        93,227
                       (previously Putnam VT International Growth Fund - Class IB Shares)


8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                                UBND1(4)     UBND2(4)       PBND1       UBND(4)        ESI
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --    $    1.05           --    $    1.38
At Dec. 31, 2001                                       --           --    $    1.11           --    $    1.47
At Dec. 31, 2002                                $    1.04    $    1.04    $    1.16    $    1.04    $    1.53
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           99           --        8,923
At Dec. 31, 2002                                       63          215          179          309        7,272
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --    $     111           --    $  13,122
At Dec. 31, 2002                                $      66    $     224    $     208    $     321    $  11,131
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --         6.43%          --         6.45%
For the year ended Dec. 31, 2002                     5.29%        5.31%        5.09%        5.31%        5.06%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --         1.25%          --         1.40%
For the year ended Dec. 31, 2002                     1.00%        1.10%        1.25%        1.35%        1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --         5.71%          --         6.52%
For the year ended Dec. 31, 2002                     4.00%        4.00%        4.50%        4.00%        4.08%
-------------------------------------------------------------------------------------------------------------

                                                  SBND1        UCMG1        UCMG2        PCMG1        UCMG4
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                $    1.03    $    1.03    $    1.00    $    1.05    $    1.03
At Dec. 31, 2001                                $    1.09    $    1.06    $    1.01    $    1.08    $    1.05
At Dec. 31, 2002                                $    1.14    $    1.06    $    1.01    $    1.08    $    1.05
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    1,363          554        2,828        2,250        3,857
At Dec. 31, 2002                                      894          697        2,933        2,516        3,130
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                $   1,491    $     586    $   2,857    $   2,423    $   4,054
At Dec. 31, 2002                                $   1,016    $     738    $   2,965    $   2,707    $   3,284
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                     6.53%        2.91%        2.80%        2.64%        2.99%
For the year ended Dec. 31, 2002                     5.08%        1.16%        1.16%        1.17%        1.15%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                     1.60%        1.00%        1.10%        1.25%        1.35%
For the year ended Dec. 31, 2002                     1.60%        1.00%        1.10%        1.25%        1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                     5.83%        2.91%        1.00%        2.86%        1.94%
For the year ended Dec. 31, 2002                     4.59%        0.00%        0.00%        0.00%        0.00%
-------------------------------------------------------------------------------------------------------------

                                                  EMS          SCMG1      UDEI1(4)     UDEI2(4)       PDEI1
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                $    1.24    $    1.03           --           --    $    1.00
At Dec. 31, 2001                                $    1.26    $    1.05           --           --    $    1.01
At Dec. 31, 2002                                $    1.26    $    1.04    $    0.78    $    0.78    $    0.81
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    8,409       11,399           --           --          342
At Dec. 31, 2002                                    8,572       12,876           26          187          536
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                $  10,625    $  11,962           --           --    $     344
At Dec. 31, 2002                                $  10,806    $  13,452    $      20    $     146    $     432
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                     3.38%        3.58%          --           --         1.07%
For the year ended Dec. 31, 2002                     1.17%        1.15%        1.77%        2.06%        1.56%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                     1.40%        1.60%          --           --         1.25%
For the year ended Dec. 31, 2002                     1.40%        1.60%        1.00%        1.10%        1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                     1.61%        1.94%          --           --         1.00%
For the year ended Dec. 31, 2002                     0.00%       (0.95%)     (22.00%)     (22.00%)     (19.80%)
-------------------------------------------------------------------------------------------------------------

                                                 UDEI(4)       WDEI5        SDEI1        WDEI2        UNDM1
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --    $    1.08    $    1.07    $    1.08    $    0.92
At Dec. 31, 2001                                       --    $    1.09    $    1.08    $    1.08    $    0.76
At Dec. 31, 2002                                $    0.78    $    0.87    $    0.86    $    0.86    $    0.59
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --          115          367           34           20
At Dec. 31, 2002                                      309          238          179           36           95
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --    $     125    $     396    $      37    $      15
At Dec. 31, 2002                                $     242    $     207    $     154    $      31    $      56
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --         1.32%        1.40%        1.24%        0.34%
For the year ended Dec. 31, 2002                     2.49%        1.62%        1.45%        1.55%        0.55%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --         1.40%        1.60%        1.65%        1.00%
For the year ended Dec. 31, 2002                     1.35%        1.40%        1.60%        1.65%        1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --         0.93%        0.93%        0.00%      (17.39%)
For the year ended Dec. 31, 2002                   (22.00%)     (20.18%)     (20.37%)     (20.37%)     (22.37%)
-------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                                  UNDM2        PNDM1        UNDM4         EGD         SNDM1
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                $    0.92    $    1.03    $    0.92    $    1.54    $    0.90
At Dec. 31, 2001                                $    0.76    $    0.85    $    0.75    $    1.27    $    0.74
At Dec. 31, 2002                                $    0.59    $    0.66    $    0.58    $    0.98    $    0.57
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       81        3,478          193        4,237        2,896
At Dec. 31, 2002                                      704        4,063          683        3,938        2,097
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                $      61    $   3,005    $     145    $   5,370    $   2,139
At Dec. 31, 2002                                $     412    $   2,696    $     396    $   3,845    $   1,190
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                     0.43%        0.24%        0.28%        0.23%        0.24%
For the year ended Dec. 31, 2002                     0.57%        0.51%        0.56%        0.50%        0.50%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                     1.10%        1.25%        1.35%        1.40%        1.60%
For the year ended Dec. 31, 2002                     1.10%        1.25%        1.35%        1.40%        1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   (17.39%)     (17.48%)     (18.48%)     (17.53%)     (17.78%)
For the year ended Dec. 31, 2002                   (22.37%)     (22.35%)     (22.67%)     (22.83%)     (22.97%)
-------------------------------------------------------------------------------------------------------------

                                                  WNDM2      USVA1(4)     USVA2(4)     WSVA6(5)     USVA4(4)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                $    0.86           --           --           --           --
At Dec. 31, 2001                                $    0.70           --           --           --           --
At Dec. 31, 2002                                $    0.54    $    0.79    $    0.79    $    0.79    $    0.79
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                      701           --           --           --           --
At Dec. 31, 2002                                      363           21           67           28           45
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                $     494           --           --           --           --
At Dec. 31, 2002                                $     197    $      16    $      52    $      22    $      35
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                     0.23%          --           --           --           --
For the year ended Dec. 31, 2002                     0.47%        0.30%        0.46%        0.23%        0.55%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                     1.65%          --           --           --           --
For the year ended Dec. 31, 2002                     1.65%        1.00%        1.10%        1.25%        1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                   (18.60%)         --           --           --           --
For the year ended Dec. 31, 2002                   (22.86%)     (21.00%)     (21.00%)     (21.00%)     (21.00%)
-------------------------------------------------------------------------------------------------------------


                                                WSVA5(5)     WSVA8(6)     WSVA2(5)     UABA1(4)     UABA2(4)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.79    $    0.96           --    $    0.76    $    0.76
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                       35            3           --          113          711
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $      27    $       3           --    $      86    $     539
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     0.35%        0.99%          --         0.01%          --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.40%        1.60%        1.65%        1.00%        1.10%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                   (21.00%)      (4.00%)         --       (24.00%)     (24.00%)
-------------------------------------------------------------------------------------------------------------

                                                UABA3(4)     UABA4(4)     WABA5(6)     WABA8(6)     UEBC1(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.76    $    0.76    $    0.95    $    0.95    $    0.96
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                       90          517           11           --           12
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $      68    $     391    $      10           --    $      12
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                       --         0.01%        0.01%          --         1.99%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.25%        1.35%        1.40%        1.60%        1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                   (24.00%)     (24.00%)      (5.00%)      (5.00%)      (4.00%)
-------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                                UEBC2(6)     UEBC3(6)     UEBC4(6)     WEBC5(6)     WEBC8(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.96    $    0.96    $    0.96    $    0.96    $    0.95
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                      170           20          108           10            3
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $     162    $      19    $     103    $       9    $       3
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.86%        1.42%        1.76%        1.59%        2.30%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.10%        1.25%        1.35%        1.40%        1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (4.00%)      (4.00%)      (4.00%)      (4.00%)      (5.00%)
-------------------------------------------------------------------------------------------------------------

                                                UECG1(6)     UECG2(6)     UECG3(6)     UECG4(6)     WECG5(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.96    $    0.95    $    0.95    $    0.95    $    0.95
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                       38          299           39          216           13
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $      37    $     285    $      38    $     206    $      13
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                       --           --           --           --           --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.00%        1.10%        1.25%        1.35%        1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (4.00%)      (5.00%)      (5.00%)      (5.00%)      (5.00%)
-------------------------------------------------------------------------------------------------------------

                                                WECG8(6)     UECB1(6)     UECB2(6)     UECB3(6)     UECB4(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.95    $    1.04    $    1.04    $    1.04    $    1.04
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                        3          241          892          301          756
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $       3    $     251    $     927    $     313    $     785
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                       --         5.74%        6.72%        6.24%        7.11%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.60%        1.00%        1.10%        1.25%        1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (5.00%)       4.00%        4.00%        4.00%        4.00%
-------------------------------------------------------------------------------------------------------------

                                                WECB5(6)     WECB8(6)     UEEI1(6)     UEEI2(6)     UEEI3(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    1.04    $    1.04    $    0.97    $    0.97    $    0.96
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                      106           --           34          388           29
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $     110           --    $      33    $     375    $      28
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     8.91%       11.41%       10.03%        8.33%        6.76%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.40%        1.60%        1.00%        1.10%        1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     4.00%        4.00%       (3.00%)      (3.00%)      (4.00%)
-------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                                UEEI4(6)     WEEI5(6)     WEEI8(6)     UEFF1(6)     UEFF2(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.96    $    0.96    $    0.96    $    1.00    $    1.00
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                      174            9           21           10          132
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $     167    $       9    $      20    $      10    $     132
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     9.43%        7.97%       11.32%        8.62%       10.00%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.35%        1.40%        1.60%        1.00%        1.10%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (4.00%)      (4.00%)      (4.00%)       0.00%        0.00%
-------------------------------------------------------------------------------------------------------------

                                                UEFF3(6)     UEFF4(6)     WEFF5(6)     WEFF8(6)     UEGO1(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    1.00    $    1.00    $    1.00           --    $    0.92
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                        8           26           --           --           12
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $       8    $      26           --           --    $      11
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    10.58%       15.62%        0.15%        5.87%        4.63%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.25%        1.35%        1.40%        1.60%        1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     0.00%        0.00%        0.00%          --        (8.00%)
-------------------------------------------------------------------------------------------------------------


                                                UEGO2(6)     UEGO3(6)     UEGO4(6)     WEGO5(6)     WEGO8(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.92    $    0.92    $    0.92    $    0.92    $    0.92
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                      192           23          124           10           --
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $     177    $      21    $     114    $       9           --
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     4.60%        3.50%        4.27%        3.79%        1.85%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.10%        1.25%        1.35%        1.40%        1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (8.00%)      (8.00%)      (8.00%)      (8.00%)      (8.00%)
-------------------------------------------------------------------------------------------------------------

                                                UEGR1(6)     UEGR2(6)     UEGR3(6)     UEGR4(6)     WEGR5(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.99    $    0.99    $    0.99    $    0.99    $    0.99
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                        8          173           26           47            4
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $       8    $     171    $      25    $      46    $       4
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                       --           --           --           --           --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.00%        1.10%        1.25%        1.35%        1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (1.00%)      (1.00%)      (1.00%)      (1.00%)      (1.00%)
-------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                                WEGR8(6)     UEHI1(6)     UEHI2(6)     UEHI3(6)     UEHI4(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.98    $    1.04    $    1.04    $    1.04    $    1.04
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                       --           95          202          133          336
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                       --    $      98    $     209    $     138    $     347
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                       --        10.49%       16.72%       15.83%       14.80%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.60%        1.00%        1.10%        1.25%        1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (2.00%)       4.00%        4.00%        4.00%        4.00%
-------------------------------------------------------------------------------------------------------------

                                                WEHI5(6)     WEHI8(6)     UEIG1(6)     UEIG2(6)     UEIG3(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    1.04           --    $    0.93    $    0.93    $    0.93
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                      103           --           31          213           40
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $     107           --    $      28    $     198    $      37
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    14.68%        6.60%        7.67%       10.28%        7.70%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.40%        1.60%        1.00%        1.10%        1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     4.00%          --        (7.00%)      (7.00%)      (7.00%)
-------------------------------------------------------------------------------------------------------------


                                                UEIG4(6)     WEIG5(6)     WEIG8(6)     UEMA1(6)     UEMA2(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.93    $    0.93    $    0.93    $    0.95    $    0.95
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                      145           12           --            7           64
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $     135    $      11           --    $       7    $      61
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     9.60%        9.26%        4.13%          --           --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.35%        1.40%        1.60%        1.00%        1.10%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (7.00%)      (7.00%)      (7.00%)      (5.00%)      (5.00%)
-------------------------------------------------------------------------------------------------------------

                                                UEMA3(6)     UEMA4(6)     WEMA5(6)     WEMA8(6)     UEOE1(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.95    $    0.95    $    0.95    $    0.95    $    0.96
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                       11           83            4           --           86
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $      10    $      79    $       3           --    $      83
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                       --           --           --           --           --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.25%        1.35%        1.40%        1.60%        1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (5.00%)      (5.00%)      (5.00%)      (5.00%)      (4.00%)
-------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                                UEOE2(6)     UEOE3(6)     UEOE4(6)     WEOE5(6)     WEOE8(6)
-------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.96    $    0.96    $    0.96    $    0.96    $    0.96
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                      351           42          276           13            3
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $     338    $      41    $     266    $      13    $       3
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                       --           --           --           --           --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.10%        1.25%        1.35%        1.40%        1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (4.00%)      (4.00%)      (4.00%)      (4.00%)      (4.00%)
-------------------------------------------------------------------------------------------------------------

                                                UESM1(6)     UESM2(6)     UESM3(6)     UESM4(6)     WESM5(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.95    $    0.95    $    0.95    $    0.95    $    0.95
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                       75          482          157          396            7
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $      71    $     460    $     150    $     378    $       6
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     0.44%        0.60%        0.81%        0.70%        0.68%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.00%        1.10%        1.25%        1.35%        1.40%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (5.00%)      (5.00%)      (5.00%)      (5.00%)      (5.00%)
-------------------------------------------------------------------------------------------------------------

                                                WESM8(6)     UEST1(6)     UEST2(6)     UEST3(6)     UEST4(6)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $    0.95    $    1.08    $    1.08    $    1.08    $    1.08
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                        2           --          137           74          325
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --           --
At Dec. 31, 2002                                $       2           --    $     149    $      80    $     352
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     0.79%        0.13%       38.38%       24.56%       19.27%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                     1.60%        1.00%        1.10%        1.25%        1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    (5.00%)       8.00%        8.00%        8.00%        8.00%
-------------------------------------------------------------------------------------------------------------

                                                WEST5(6)     WEST8(6)     UFMC1(4)     UFMC2(4)     WMDC6(7)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --           --
At Dec. 31, 2001                                       --           --           --           --    $    1.06
At Dec. 31, 2002                                $    1.08    $    1.08    $    0.85    $    0.85    $    0.95
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --          522
At Dec. 31, 2002                                        4           --           94          773        1,445
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --    $     556
At Dec. 31, 2002                                $       4           --    $      80    $     655    $   1,366
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --           --
For the year ended Dec. 31, 2002                    29.59%       13.30%          --           --         0.52%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --         1.25%
For the year ended Dec. 31, 2002                     1.40%        1.60%        1.00%        1.10%        1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --         6.00%
For the year ended Dec. 31, 2002                     8.00%        8.00%      (15.00%)     (15.00%)     (10.38%)
-------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                                UFMC4(4)     WMDC5(7)     WMDC8(8)     WMDC2(7)      UMSS1
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                       --           --           --           --    $    1.09
At Dec. 31, 2001                                       --    $    1.06           --    $    1.06    $    1.16
At Dec. 31, 2002                                $    0.85    $    0.94    $    0.89    $    0.94    $    1.01
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           94           --            8           61
At Dec. 31, 2002                                      503          250           27           42          753
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --    $     100           --    $       8    $      71
At Dec. 31, 2002                                $     426    $     236    $      24    $      40    $     762
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --         1.62%
For the year ended Dec. 31, 2002                       --         0.52%          --         0.35%        0.75%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --         1.40%          --         1.65%        1.00%
For the year ended Dec. 31, 2002                     1.35%        1.40%        1.60%        1.65%        1.00%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --         6.00%          --         6.00%        6.42%
For the year ended Dec. 31, 2002                   (15.00%)     (11.32%)  (11.00%)        (11.32%)     (12.93%)
-------------------------------------------------------------------------------------------------------------

                                                  UMSS2        PMSS1        UMSS4         EMU         SMSS1
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                $    1.09    $    1.16    $    1.09    $    1.17    $    1.19
At Dec. 31, 2001                                $    1.16    $    1.22    $    1.15    $    1.23    $    1.25
At Dec. 31, 2002                                $    1.01    $    1.06    $    1.00    $    1.07    $    1.09
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                    1,321          252        1,374          546          473
At Dec. 31, 2002                                    5,681        2,393        6,327          966          690
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                $   1,530    $     307    $   1,585    $     674    $     593
At Dec. 31, 2002                                $   5,737    $   2,547    $   6,347    $   1,037    $     751
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                     0.63%        1.02%        1.21%        2.10%        3.19%
For the year ended Dec. 31, 2002                     0.89%        0.87%        0.91%        0.96%        1.38%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                     1.10%        1.25%        1.35%        1.40%        1.60%
For the year ended Dec. 31, 2002                     1.10%        1.25%        1.35%        1.40%        1.60%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                     6.42%        5.17%        5.50%        5.13%        5.04%
For the year ended Dec. 31, 2002                   (12.93%)     (13.11%)     (13.04%)     (13.01%)     (12.80%)
-------------------------------------------------------------------------------------------------------------

                                                  WMSS2      UOSM1(4)     UOSM2(4)     UOSM3(4)     UOSM4(4)
                                                -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                $    1.11           --           --           --           --
At Dec. 31, 2001                                $    1.17           --           --           --           --
At Dec. 31, 2002                                $    1.02    $    0.79    $    0.79    $    0.79    $    0.79
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       41           --           --           --           --
At Dec. 31, 2002                                      123           33          199           65           87
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                $      48           --           --           --           --
At Dec. 31, 2002                                $     125    $      26    $     158    $      52    $      69
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                     0.04%          --           --           --           --
For the year ended Dec. 31, 2002                     0.71%          --           --           --           --
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                     1.65%          --           --           --           --
For the year ended Dec. 31, 2002                     1.65%        1.00%        1.10%        1.25%        1.35%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                     5.41%          --           --           --           --
For the year ended Dec. 31, 2002                   (12.82%)     (21.00%)     (21.00%)     (21.00%)     (21.00%)
-------------------------------------------------------------------------------------------------------------

                                                WOSM5(6)     WOSM8(6)     UIGR1(4)     UIGR2(4)       PIGR1
                                                -------------------------------------------------------------
At Dec. 31, 2000                                       --           --           --           --    $    1.15
At Dec. 31, 2001                                       --           --           --           --    $    0.90
At Dec. 31, 2002                                $    0.95    $    0.95    $    0.80    $    0.80    $    0.73
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                       --           --           --           --        4,731
At Dec. 31, 2002                                        4           13           33          436        4,994
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                       --           --           --           --    $   4,269
At Dec. 31, 2002                                $       3    $      12    $      26    $     347    $   3,662
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                       --           --           --           --         0.25%
For the year ended Dec. 31, 2002                       --           --           --           --         0.83%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                       --           --           --           --         1.25%
For the year ended Dec. 31, 2002                     1.40%        1.60%        1.00%        1.10%        1.25%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       --           --           --           --       (21.74%)
For the year ended Dec. 31, 2002                    (5.00%)      (5.00%)     (20.00%)     (20.00%)     (18.89%)
-------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                                             UIGR4(4)        EPL       WIGR8(8)       WIGR2
                                                             ------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                    --    $    1.19           --    $    0.75
At Dec. 31, 2001                                                    --    $    0.93           --    $    0.59
At Dec. 31, 2002                                             $    0.79    $    0.76    $    0.85    $    0.47
-------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                    --        1,775           --          730
At Dec. 31, 2002                                                   544        1,856            7          666
-------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                                    --    $   1,651           --    $     427
At Dec. 31, 2002                                             $     432    $   1,401    $       6    $     315
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                    --         0.31%          --         0.27%
For the year ended Dec. 31, 2002                                    --         0.87%        0.03%        0.85%
-------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                    --         1.40%          --         1.65%
For the year ended Dec. 31, 2002                                  1.35%        1.40%        1.60%        1.65%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                    --       (21.85%)         --       (21.33%)
For the year ended Dec. 31, 2002                                (21.00%)     (18.28%)     (15.00%)     (20.34%)
-------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4)  Operations commenced on May 21, 2002.

(5)  Operations commenced on May 1, 2002.

(6)  Operations commenced on July 31, 2002.

(7)  Operations commenced on May 1, 2001.

(8)  Operations commenced on March 1, 2002.




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                                                               45276-20 D (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 22
Rating Agencies                                                            p. 23
Principal Underwriter                                                      p. 23
Independent Auditors                                                       p. 23
Condensed Financial Information (Unaudited)                                p. 24
Financial Statements


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                          PERFORMANCE OF
                                                                          THE SUBACCOUNT
                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                    --%           --%(b)
UCMG7         Cash Management Fund (1/03; 10/81)                            --            --(b)
WDEI2         Diversified Equity Income Fund (3/00; 9/99)               (27.00)        (8.01)
UESL7         Equity Select Fund (1/03; 5/01)                               --            --(b)
WFDI2         Federal Income Fund (3/00; 9/99)                           (4.51)         2.24
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                       (29.59)       (22.14)
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                    --        (27.91)(c)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)            --            --(b)
UAAC7         Capital Appreciation Fund,
              Series II Shares (1/03; 5/93)(2)                              --            --(b)
UAAD7         Capital Development Fund,
              Series II Shares (1/03; 5/98)(2)                              --            --(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7         AllianceBernstein Growth & Income Portfolio
              (Class B) (1/03; 1/91)(3)                                     --            --(b)
UPRG7         AllianceBernstein Premier Growth Portfolio
              (Class B) (1/03; 6/92)(4)                                     --            --(b)
UTEC7         AllianceBernstein Technology Portfolio
              (Class B) (1/03; 1/96)(5)                                     --            --(b)
            EVERGREEN VA
UEBC7         Blue Chip Fund - Class 2 (1/03; 4/00)(6)                      --            --(b)
UECG7         Capital Growth Fund - Class 2 (1/03; 3/98)(6)                 --            --(b)
UECB7         Core Bond Fund - Class 2 (1/03; 7/02)                         --            --(b)
UEEI7         Equity Index Fund - Class 2 (1/03; 9/99)(6)                   --            --(b)
UEFF7         Foundation Fund - Class 2 (1/03; 3/96)(6)                     --            --(b)
UEFD7         Fund - Class 2 (1/03; 3/96)(6)                                --            --(b)
UEGO7         Global Leaders Fund - Class 2 (1/03; 3/97)(6)                 --            --(b)
UEGR7         Growth Fund - Class 2 (1/03; 3/98)(6)                         --            --(b)
UEGW7         Growth and Income Fund - Class 2 (1/03; 3/96)(6)              --            --(b)
UEHI7         High Income Fund - Class 2 (1/03; 6/99)(6)                    --            --(b)
UEIG7         International Growth Fund - Class 2 (1/03; 8/98)(6)           --            --(b)
UEMA7         Masters Fund - Class 2 (1/03; 1/99)(6)                        --            --(b)
UEOE7         Omega Fund - Class 2 (1/03; 3/97)(6)                          --            --(b)
UESM7         Small Cap Value Fund - Class 2 (1/03; 5/98)(6)                --            --(b)
UESE7         Special Equity Fund - Class 2 (1/03; 9/99)(6)                 --            --(b)
UEST7         Strategic Income Fund - Class 2 (1/03; 3/97)(6)               --            --(b)
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(7)       --            --(b)
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(7)             --            --(b)
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)        (18.85)       (11.07)

                                                                                             PERFORMANCE OF
                                                                                               THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                 (4.75%)           1.10%            4.05%          7.08%
UCMG7         Cash Management Fund (1/03; 10/81)                         (8.73)            0.87             1.40           3.24
WDEI2         Diversified Equity Income Fund (3/00; 9/99)               (27.00)              --               --          (8.25)
UESL7         Equity Select Fund (1/03; 5/01)                           (22.23)              --               --         (15.02)
WFDI2         Federal Income Fund (3/00; 9/99)                           (4.51)              --               --           2.31
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                       (29.59)           (3.05)              --           2.23
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                (20.76)              --               --         (11.34)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)        (30.05)              --               --         (22.53)
UAAC7         Capital Appreciation Fund,
              Series II Shares (1/03; 5/93)(2)                          (31.97)           (5.41)              --           4.36
UAAD7         Capital Development Fund,
              Series II Shares (1/03; 5/98)(2)                          (29.33)              --               --          (4.47)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7         AllianceBernstein Growth & Income Portfolio
              (Class B) (1/03; 1/91)(3)                                 (29.93)            0.31             8.14           7.26
UPRG7         AllianceBernstein Premier Growth Portfolio
              (Class B) (1/03; 6/92)(4)                                 (37.69)           (4.56)            6.27           7.13
UTEC7         AllianceBernstein Technology Portfolio
              (Class B) (1/03; 1/96)(5)                                 (47.61)           (3.54)              --          (0.80)
            EVERGREEN VA
UEBC7         Blue Chip Fund - Class 2 (1/03; 4/00)(6)                  (29.77)              --               --         (22.32)
UECG7         Capital Growth Fund - Class 2 (1/03; 3/98)(6)             (30.26)              --               --          (4.91)
UECB7         Core Bond Fund - Class 2 (1/03; 7/02)                         --               --               --          (4.91)(d)
UEEI7         Equity Index Fund - Class 2 (1/03; 9/99)(6)               (30.14)              --               --         (13.38)
UEFF7         Foundation Fund - Class 2 (1/03; 3/96)(6)                 (18.58)           (3.94)              --           2.19
UEFD7         Fund - Class 2 (1/03; 3/96)(6)                            (29.97)           (8.98)              --          (0.79)
UEGO7         Global Leaders Fund - Class 2 (1/03; 3/97)(6)             (28.23)           (4.49)              --          (2.56)
UEGR7         Growth Fund - Class 2 (1/03; 3/98)(6)                     (34.21)              --               --          (6.23)
UEGW7         Growth and Income Fund - Class 2 (1/03; 3/96)(6)          (23.76)           (4.78)              --           2.79
UEHI7         High Income Fund - Class 2 (1/03; 6/99)(6)                 (3.54)              --               --           2.54
UEIG7         International Growth Fund - Class 2 (1/03; 8/98)(6)       (19.31)              --               --          (5.48)
UEMA7         Masters Fund - Class 2 (1/03; 1/99)(6)                    (33.96)              --               --         (10.15)
UEOE7         Omega Fund - Class 2 (1/03; 3/97)(6)                      (32.82)           (3.13)              --          (1.03)
UESM7         Small Cap Value Fund - Class 2 (1/03; 5/98)(6)            (21.22)              --               --           3.45
UESE7         Special Equity Fund - Class 2 (1/03; 9/99)(6)             (34.57)              --               --         (12.99)
UEST7         Strategic Income Fund - Class 2 (1/03; 3/97)(6)             4.41             2.31               --           2.78
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2
                (1/03; 1/95)(7)                                         (18.47)            0.30               --           9.13
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(7)         (37.21)           (3.68)            5.38           7.35
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)        (18.85)              --               --          12.08


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                         PERFORMANCE OF
                                                                         THE SUBACCOUNT
                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
            FTVIPT
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                       --%       (27.35%)(c)
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                  (20.47)        (0.63)
UINT7         Templeton Foreign Securities Fund -
              Class 2 (1/03; 5/92)(9)                                       --            --(b)
            MFS(R)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(10)         --            --(b)
UTRS7         Total Return Series - Service Class (1/03; 1/95)(10)          --            --(b)
USUT7         Utilities Series - Service Class (1/03; 1/95)(10)             --            --(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA,
              Service Shares (1/03; 4/85)                                   --            --(b)
WOGS2         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                  --        (29.56)(c)
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                                   --            --(b)
WSTB2         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                               --         (5.84)(c)
            PUTNAM VARIABLE TRUST
UGIN7         Putnam VT Growth and Income Fund -
              Class IB Shares (1/03; 2/88)(12)                              --            --(b)
WHSC2         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                              --        (24.35)(c)
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                          (25.77)       (23.04)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
UVCP7         Life Investment Trust Comstock Portfolio
              Class II Shares (1/03; 4/99)(15)                              --            --(b)
UVGI7         Life Investment Trust Growth and Income Portfolio
              Class II Shares (1/03; 12/96)(15)                             --            --(b)
UVRE7         UIF U.S. Real Estate Portfolio Class I Shares
               (1/03; 3/97)(16)                                             --            --(b)

                                                                                              PERFORMANCE OF
                                                                                                 THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            FTVIPT
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                   (18.16%)             --%              --%         (2.80%)
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                  (20.47)            0.75               --           3.68
UINT7         Templeton Foreign Securities Fund -
              Class 2 (1/03; 5/92)(9)                                   (26.58)           (5.25)            4.83           3.71
            MFS(R)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(10)     (38.56)              --               --          (0.75)
UTRS7         Total Return Series - Service Class (1/03; 1/95)(10)      (14.62)            1.64               --           7.65
USUT7         Utilities Series - Service Class (1/03; 1/95)(10)         (30.50)           (3.83)              --           5.92
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA,
              Service Shares (1/03; 4/85)                               (34.29)           (0.95)            7.15           8.55
WOGS2         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                              (30.04)            2.05             8.85           6.38
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                               (24.75)              --               --          (4.12)
WSTB2         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                            (3.48)            1.25               --           3.10
            PUTNAM VARIABLE TRUST
UGIN7         Putnam VT Growth and Income Fund -
              Class IB Shares (1/03; 2/88)(12)                          (26.96)           (3.99)            5.53           7.37
WHSC2         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                          (28.19)              --               --          (4.61)
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                          (25.77)           (0.88)              --           1.61
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
UVCP7         Life Investment Trust Comstock Portfolio
              Class II Shares (1/03; 4/99)(15)                          (27.37)              --               --          (4.84)
UVGI7         Life Investment Trust Growth and Income Portfolio
              Class II Shares (1/03; 12/96)(15)                         (23.12)            2.00               --           5.13
UVRE7         UIF U.S. Real Estate Portfolio Class I Shares
                (1/03; 3/97)(16)                                        (10.48)            1.11               --           3.79



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.50% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


(b) Subaccount had not commenced operations as of Dec. 31, 2002.

(c) Cumulative return (not annualized) since commencement date of the subaccount.

(d) Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                            PERFORMANCE OF
                                                                            THE SUBACCOUNT
                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                    --%           --%(b)
UCMG7         Cash Management Fund (1/03; 10/81)                            --            --(b)
WDEI2         Diversified Equity Income Fund (3/00; 9/99)               (21.52)        (6.26)
UESL7         Equity Select Fund (1/03; 5/01)                               --            --(b)
WFDI2         Federal Income Fund (3/00; 9/99)                            2.93          4.24
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                       (24.34)       (20.66)
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                    --        (22.51)(c)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)            --        (18.54)
UAAC7         Capital Appreciation Fund,
              Series II Shares (1/03; 5/93)(2)                              --            --(b)
UAAD7         Capital Development Fund,
              Series II Shares (1/03; 5/98)(2)                              --            --(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7         AllianceBernstein Growth & Income Portfolio
              (Class B) (1/03; 1/91)(3)                                     --            --(b)
UPRG7         AllianceBernstein Premier Growth Portfolio
              (Class B) (1/03; 6/92)(4)                                     --            --(b)
UTEC7         AllianceBernstein Technology Portfolio
              (Class B) (1/03; 1/96)(5)                                     --            --(b)
            EVERGREEN VA
UEBC7         Blue Chip Fund - Class 2 (1/03; 4/00)(6)                      --            --(b)
UECG7         Capital Growth Fund - Class 2 (1/03; 3/98)(6)                 --            --(b)
UECB7         Core Bond Fund - Class 2 (1/03; 7/02)                         --            --(b)
UEEI7         Equity Index Fund - Class 2 (1/03; 9/99)(6)                   --            --(b)
UEFF7         Foundation Fund - Class 2 (1/03; 3/96)(6)                     --            --(b)
UEFD7         Fund - Class 2 (1/03; 3/96)(6)                                --            --(b)
UEGO7         Global Leaders Fund - Class 2 (1/03; 3/97)(6)                 --            --(b)
UEGR7         Growth Fund - Class 2 (1/03; 3/98)(6)                         --            --(b)
UEGW7         Growth and Income Fund - Class 2 (1/03; 3/96)(6)              --          2.79
UEHI7         High Income Fund - Class 2 (1/03; 6/99)(6)                    --            --(b)
UEIG7         International Growth Fund - Class 2 (1/03; 8/98)(6)           --         (5.09)
UEMA7         Masters Fund - Class 2 (1/03; 1/99)(6)                        --            --(b)
UEOE7         Omega Fund - Class 2 (1/03; 3/97)(6)                          --            --(b)
UESM7         Small Cap Value Fund - Class 2 (1/03; 5/98)(6)                --            --(b)
UESE7         Special Equity Fund - Class 2 (1/03; 9/99)(6)                 --            --(b)
UEST7         Strategic Income Fund - Class 2 (1/03; 3/97)(6)               --            --(b)
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(7)       --            --(b)
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(7)             --            --(b)
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)        (12.66)        (7.61)

                                                                                               PERFORMANCE OF
                                                                                                 THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                  2.66%            1.47%            4.05%          7.08%
UCMG7         Cash Management Fund (1/03; 10/81)                         (1.66)            1.24             1.40           3.24
WDEI2         Diversified Equity Income Fund (3/00; 9/99)               (21.52)              --               --          (7.21)
UESL7         Equity Select Fund (1/03; 5/01)                           (16.33)              --               --         (11.71)
WFDI2         Federal Income Fund (3/00; 9/99)                            2.93               --               --           3.45
WNDM2         NEW DIMENSIONS FUND(R)(3/00; 5/96)                        (24.34)           (2.71)              --           2.23
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                (14.74)              --               --          (7.07)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)        (24.83)              --               --         (18.54)

UAAC7         Capital Appreciation Fund,
              Series II Shares (1/03; 5/93)(2)                          (26.92)           (5.08)              --           4.36
UAAD7         Capital Development Fund,
              Series II Shares (1/03; 5/98)(2)                          (24.06)              --               --          (4.11)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7         AllianceBernstein Growth & Income Portfolio
              (Class B) (1/03; 1/91)(3)                                 (24.71)            0.67             8.14           7.26
UPRG7         AllianceBernstein Premier Growth Portfolio
              (Class B) (1/03; 6/92)(4)                                 (33.14)           (4.23)            6.27           7.13
UTEC7         AllianceBernstein Technology Portfolio
              (Class B) (1/03; 1/96)(5)                                 (43.93)           (3.22)              --          (0.80)
            EVERGREEN VA
UEBC7         Blue Chip Fund - Class 2 (1/03; 4/00)(6)                  (24.53)              --               --         (20.75)
UECG7         Capital Growth Fund - Class 2 (1/03; 3/98)(6)             (25.06)              --               --          (4.56)
UECB7         Core Bond Fund - Class 2 (1/03; 7/02)                         --               --               --           2.49(d)
UEEI7         Equity Index Fund - Class 2 (1/03; 9/99)(6)               (24.93)              --               --         (12.39)
UEFF7         Foundation Fund - Class 2 (1/03; 3/96)(6)                 (12.37)           (3.59)              --           2.19
UEFD7         Fund - Class 2 (1/03; 3/96)(6)                            (24.75)           (8.66)              --          (0.79)
UEGO7         Global Leaders Fund - Class 2 (1/03; 3/97)(6)             (22.85)           (4.15)              --          (2.56)
UEGR7         Growth Fund - Class 2 (1/03; 3/98)(6)                     (29.36)              --               --          (5.89)
UEGW7         Growth and Income Fund - Class 2 (1/03; 3/96)(6)          (18.00)           (4.44)              --           2.79
UEHI7         High Income Fund - Class 2 (1/03; 6/99)(6)                  3.98               --               --           3.60
UEIG7         International Growth Fund - Class 2 (1/03; 8/98)(6)       (13.16)              --               --          (5.09)
UEMA7         Masters Fund - Class 2 (1/03; 1/99)(6)                    (29.09)              --               --          (9.34)
UEOE7         Omega Fund - Class 2 (1/03; 3/97)(6)                      (27.84)           (2.79)              --          (1.03)
UESM7         Small Cap Value Fund - Class 2 (1/03; 5/98)(6)            (15.24)              --               --           3.82
UESE7         Special Equity Fund - Class 2 (1/03; 9/99)(6)             (29.75)              --               --         (12.00)
UEST7         Strategic Income Fund - Class 2 (1/03; 3/97)(6)            12.41             2.67               --           2.78
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(7)   (12.25)            0.66               --           9.13
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(7)         (32.62            (3.35)            5.38           7.35
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)        (12.66)              --               --          12.44


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                          PERFORMANCE OF
                                                                          THE SUBACCOUNT
                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
            FTVIPT
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                       --%       (21.91%)(c)
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                  (14.42)         1.30
UINT7         Templeton Foreign Securities Fund -
              Class 2 (1/03; 5/92)(9)                                       --            --(b)
            MFS(R)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(10)         --            --(b)
UTRS7         Total Return Series - Service Class (1/03; 1/95)(10)          --            --(b)
USUT7         Utilities Series - Service Class (1/03; 1/95)(10)             --            --(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA,
              Service Shares (1/03; 4/85)                                   --            --(b)
WOGS2         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                  --        (24.31)(c)
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                                   --            --(b)
WSTB2         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                               --          1.47(c)
            PUTNAM VARIABLE TRUST
UGIN7         Putnam VT Growth and Income Fund -
              Class IB Shares (1/03; 2/88)(12)                              --            --(b)
WHSC2         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                              --        (18.65)(c)
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                          (20.18)       (21.56)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
UVCP7         Life Investment Trust Comstock Portfolio
              Class II Shares (1/03; 4/99)(15)                              --            --(b)
UVGI7         Life Investment Trust Growth and Income Portfolio
              Class II Shares (1/03; 12/96)(15)                             --            --(b)
UVRE7         UIF U.S. Real Estate Portfolio Class I Shares
                (1/03; 3/97)(16)                                            --            --(b)

                                                                                              PERFORMANCE OF
                                                                                                THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            FTVIPT
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                   (11.92%)             --%              --%         (2.44%)
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                  (14.42)            1.11               --           3.68
UINT7         Templeton Foreign Securities Fund -
              Class 2 (1/03; 5/92)(9)                                   (21.06)           (4.92)            4.83           3.71
            MFS(R)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(10)     (34.08)              --               --          (0.38)
UTRS7         Total Return Series - Service Class (1/03; 1/95)(10)       (8.07)            2.01               --           7.65
USUT7         Utilities Series - Service Class (1/03; 1/95)(10)         (25.33)           (3.50)              --           5.92
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA,
              Service Shares (1/03; 4/85)                               (29.45)           (0.61)            7.15           8.55
WOGS2         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                              (24.82)            2.40             8.85           6.38
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                               (19.08)              --               --          (3.75)
WSTB2         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                             4.05             1.62               --           3.10
            PUTNAM VARIABLE TRUST
UGIN7         Putnam VT Growth and Income Fund -
              Class IB Shares (1/03; 2/88)(12)                          (21.48)           (3.65)            5.53           7.37
WHSC2         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                          (22.81)              --               --          (4.25)
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(14)                          (20.18)           (0.53)              --           1.61
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
UVCP7         Life Investment Trust Comstock Portfolio
              Class II Shares (1/03; 4/99)(15)                          (21.93)              --               --          (3.91)
UVGI7         Life Investment Trust Growth and Income Portfolio
              Class II Shares (1/03; 12/96)(15)                         (17.31)            2.36               --           5.13
UVRE7         UIF U.S. Real Estate Portfolio Class I Shares
                (1/03; 3/97)(16)                                         (3.56)            1.48               --           3.79



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.50% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.


(b) Subaccount had not commenced operations as of Dec. 31, 2002.

(c) Cumulative return (not annualized) since commencement date of the subaccount.


(d) Cumulative return (not annualized) since commencement date of the fund.


See accompanying notes to the performance information.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                           PERFORMANCE OF
                                                                           THE SUBACCOUNT
                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                (3.33%)        2.63%
PCMG1         Cash Management Fund (11/99; 10/81)                        (7.29)         0.26
PDEI1         Diversified Equity Income Fund (11/99; 9/99)              (25.65)        (8.38)
UESL3         Equity Select Fund (8/02; 5/01)                               --         (5.18)(b)
UFIF3         Federal Income Fund (5/00; 9/99)                           (3.07)         3.61
PNDM1         NEW DIMENSIONS FUND(R)(11/99; 5/96)                       (28.25)       (14.63)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                    --        (26.66)(b)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)            --        (28.80)(b)
UAAC3         Capital Appreciation Fund,
              Series II Shares (8/02; 5/93)(2)                              --        (10.16)(b)
UAAD3         Capital Development Fund,
              Series II Shares (5/02; 5/98)(2)                              --        (29.23)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth & Income Portfolio
              (Class B) (5/00; 1/91)(3)                                 (28.59)       (13.24)
UPRG3         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                 (36.38)       (28.61)
UTEC3         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                 (46.35)       (39.24)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                      --        (11.23)(b)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                 --        (13.12)(b)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                         --         (3.69)(b)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                   --        (10.47)(b)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                     --         (7.23)(b)
UEFD3         Fund - Class 2 (8/02; 3/96)(6)                                --        (11.22)(b)
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                 --        (14.54)(b)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                         --         (8.53)(b)
UEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)              --        (11.01)(b)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                    --         (3.89)(b)
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(6)           --        (13.57)(b)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                        --        (11.55)(b)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                          --        (10.57)(b)
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                --        (11.45)(b)
UESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                 --        (10.36)(b)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)               --          0.43(b)
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)       --        (19.27)(b)
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)             --        (29.19)(b)
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)        (17.47)       (10.13)

                                                                                              PERFORMANCE OF
                                                                                                 THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                (3.33%)           1.92%            5.61%          8.66%
PCMG1         Cash Management Fund (11/99; 10/81)                        (7.29)            1.72             2.97           4.81
PDEI1         Diversified Equity Income Fund (11/99; 9/99)              (25.65)              --               --          (7.55)
UESL3         Equity Select Fund (8/02; 5/01)                           (20.86)              --               --         (14.06)
UFIF3         Federal Income Fund (5/00; 9/99)                           (3.07)              --               --           3.06
PNDM1         NEW DIMENSIONS FUND(R)(11/99; 5/96)                       (28.25)           (2.23)              --           3.43
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                (19.38)              --               --         (10.51)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)        (28.71)              --               --         (21.70)
UAAC3         Capital Appreciation Fund,
              Series II Shares (8/02; 5/93)(2)                          (30.70)           (4.59)              --           5.92
UAAD3         Capital Development Fund,
              Series II Shares (5/02; 5/98)(2)                          (27.99)              --               --          (3.68)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth & Income Portfolio
              (Class B) (5/00; 1/91)(3)                                 (28.59)            1.14             9.73           8.84
UPRG3         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                 (36.38)           (3.71)            7.85           8.71
UTEC3         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                 (46.35)           (2.68)              --           0.38
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                  (28.43)              --               --         (21.16)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)             (28.92)              --               --          (4.10)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                         --               --               --          (3.69)(c)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)               (28.80)              --               --         (12.66)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                 (17.20)           (3.12)              --           3.36
UEFD3         Fund - Class 2 (8/02; 3/96)(6)                            (28.63)           (8.13)              --           0.34
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)             (26.88)           (3.65)              --          (1.77)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                     (32.89)              --               --          (5.40)
UEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)          (22.40)           (3.95)              --           3.97
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                 (2.09)              --               --           3.37
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(6)       (17.93)              --               --          (4.76)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                    (32.64)              --               --          (9.28)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                      (31.49)           (2.29)              --          (0.25)
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)            (19.85)              --               --           4.31
UESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)             (33.25)              --               --         (12.27)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)             6.01             3.20               --           3.64
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)   (17.08)            1.11               --          10.73
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)         (35.90)           (2.84)            6.96           8.94
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)        (17.47)              --               --          13.02


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                           PERFORMANCE OF
                                                                           THE SUBACCOUNT
                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
            FTVIPT
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                  (16.77%)        6.51%
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(8)                                 (19.09)        (0.11)
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                   (25.22)       (16.00)
            MFS(R)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)     (37.25)       (18.14)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)      (13.22)        (1.40)
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)        (29.16)       (25.02)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA,
              Service Shares (5/02; 4/85)                                   --        (26.08)(b)
WOGS6         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                  --        (28.31)(b)
UOSM3         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                   --        (25.45)(b)
WSTB6         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                               --         (4.53)(b)
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                         (25.61)        (9.88)
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                              --        (23.09)(b)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(14)                         (24.41)       (12.20)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
UVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                              --         (8.80)(b)
UVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                             --        (10.76)(b)
UVRE3         UIF U.S. Real Estate Portfolio Class I Shares
                (8/02; 3/97)(16)                                            --        (11.35)(b)

                                                                                             PERFORMANCE OF
                                                                                                 THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            FTVIPT
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                  (16.77%)             --%              --%         (2.05%)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(8)                                 (19.09)            1.56               --           4.87
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                   (25.22)           (4.42)            6.40           5.28
            MFS(R)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)     (37.25)              --               --           0.03
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)      (13.22)            2.51               --           9.24
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)        (29.16)           (3.03)              --           7.79
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA,
              Service Shares (5/02; 4/85)                               (32.97)           (0.12)            8.73          10.14
WOGS6         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                              (28.70)            2.92            10.44           7.96
UOSM3         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                               (23.39)              --               --          (3.34)
WSTB6         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                            (2.03)            2.10               --           4.66
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                         (25.61)           (3.16)            7.12           8.95
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                          (26.84)              --               --          (3.83)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(14)                         (24.41)           (0.06)              --           2.44
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
UVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                          (26.02)              --               --          (4.04)
UVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                         (21.76)            2.88               --           6.34
UVRE3         UIF U.S. Real Estate Portfolio Class I Shares
                (8/02; 3/97)(16)                                         (9.06)            1.95               --           4.68


(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c) Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                           PERFORMANCE OF
                                                                           THE SUBACCOUNT
                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                 4.21%         4.67%
PCMG1         Cash Management Fund (11/99; 10/81)                        (0.10)         2.36
PDEI1         Diversified Equity Income Fund (11/99; 9/99)              (20.05)        (6.48)
UESL3         Equity Select Fund (8/02; 5/01)                               --          2.19(b)
UFIF3         Federal Income Fund (5/00; 9/99)                            4.49          6.11
PNDM1         NEW DIMENSIONS FUND(R)(11/99; 5/96)                       (22.88)       (12.86)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                    --        (21.15)(b)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)            --        (23.47)(b)
UAAC3         Capital Appreciation Fund,
              Series II Shares (8/02; 5/93)(2)                              --         (3.21)(b)
UAAD3         Capital Development Fund,
              Series II Shares (5/02; 5/98)(2)                              --        (23.94)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth & Income Portfolio
              (Class B) (5/00; 1/91)(3)                                 (23.25)       (11.09)
UPRG3         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                 (31.72)       (26.85)
UTEC3         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                 (42.55)       (37.76)
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                      --         (4.38)(b)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                 --         (6.43)(b)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                         --          3.82(b)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)                   --         (3.56)(b)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                     --         (0.03)(b)
UEFD3         Fund - Class 2 (8/02; 3/96)(6)                                --         (4.36)(b)
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                 --         (7.98)(b)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                         --         (1.45)(b)
UEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)              --         (4.14)(b)
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                    --          3.60(b)
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(6)           --         (6.93)(b)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                        --         (4.73)(b)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                          --         (3.67)(b)
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                --         (4.62)(b)
UESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)                 --         (3.44)(b)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)               --          8.30(b)
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)       --        (13.12)(b)
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)             --        (23.90)(b)
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)        (11.16)        (6.10)

                                                                                             PERFORMANCE OF
                                                                                                THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                 4.21%            3.01%            5.61%          8.66%
PCMG1         Cash Management Fund (11/99; 10/81)                        (0.10)            2.82             2.97           4.81
PDEI1         Diversified Equity Income Fund (11/99; 9/99)              (20.05)              --               --          (5.69)
UESL3         Equity Select Fund (8/02; 5/01)                           (14.84)              --               --         (10.21)
UFIF3         Federal Income Fund (5/00; 9/99)                            4.49               --               --           5.00
PNDM1         NEW DIMENSIONS FUND(R)(11/99; 5/96)                       (22.88)           (1.17)              --           3.80
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                (13.24)              --               --          (5.55)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)        (23.38)              --               --         (17.06)
UAAC3         Capital Appreciation Fund,
              Series II Shares (8/02; 5/93)(2)                          (25.55)           (3.56)              --           5.92
UAAD3         Capital Development Fund,
              Series II Shares (5/02; 5/98)(2)                          (22.60)              --               --          (2.57)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth & Income Portfolio
              (Class B) (5/00; 1/91)(3)                                 (23.25)            2.23             9.73           8.84
UPRG3         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                 (31.72)           (2.69)            7.85           8.71
UTEC3         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                 (42.55)           (1.68)              --           0.75
            EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                  (23.07)              --               --         (19.27)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(6)             (23.61)              --               --          (3.02)
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)                         --               --               --           3.82(c)
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(6)               (23.48)              --               --         (10.88)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(6)                 (10.87)           (2.05)              --           3.72
UEFD3         Fund - Class 2 (8/02; 3/96)(6)                            (23.29)           (7.14)              --           0.73
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(6)             (21.39)           (2.61)              --          (1.02)
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(6)                     (27.93)              --               --          (4.36)
UEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(6)          (16.52)           (2.90)              --           4.32
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(6)                  5.55               --               --           5.17
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(6)       (11.66)              --               --          (3.56)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(6)                    (27.65)              --               --          (7.83)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(6)                      (26.40)           (1.24)              --           0.51
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)            (13.75)              --               --           5.39
UESE3         Special Equity Fund - Class 2 (8/02; 9/99)(6)             (28.32)              --               --         (10.49)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(6)            14.01             4.24               --           4.35
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)   (10.74)            2.22               --          10.73
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)         (31.20)           (1.81)            6.96           8.94
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)        (11.16)              --               --          14.04


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                           PERFORMANCE OF
                                                                           THE SUBACCOUNT
                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
            FTVIPT
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                  (10.41%)        8.42%
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(8)                                 (12.92)         1.97
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                   (19.59)       (13.94)
            MFS(R)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)     (32.67)       (16.12)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)       (6.54)         1.09
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)        (23.87)       (22.74)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA,
              Service Shares (5/02; 4/85)                                   --        (20.53)(b)
WOGS6         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                  --        (22.95)(b)
UOSM3         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                   --        (19.83)(b)
WSTB6         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                               --          2.90(b)
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                         (20.01)        (8.00)
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                              --        (17.27)(b)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(14)                         (18.71)       (10.37)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
UVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                              --         (1.74)(b)
UVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                             --         (3.87)(b)
UVRE3         UIF U.S. Real Estate Portfolio Class I
                Shares (8/02; 3/97)(16)                                     --         (4.52)(b)

                                                                                             PERFORMANCE OF
                                                                                                 THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            FTVIPT
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                  (10.41%)             --%              --%         (0.91%)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(8)                                 (12.92)            2.66               --           5.25
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                   (19.59)           (3.38)            6.40           5.28
            MFS(R)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)     (32.67)              --               --           1.19
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)       (6.54)            3.58               --           9.24
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)        (23.87)           (1.99)              --           7.79
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA,
              Service Shares (5/02; 4/85)                               (28.01)            0.94             8.73          10.14
WOGS6         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                              (23.37)            3.97            10.44           7.96
UOSM3         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                               (17.60)              --               --          (2.21)
WSTB6         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                             5.62             3.18               --           4.66
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                         (20.01)           (2.11)            7.12           8.95
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                          (21.35)              --               --          (2.71)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(14)                         (18.71)            1.03               --           3.17
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
UVCP3         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                          (20.46)              --               --          (2.37)
UVGI3         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                         (15.82)            3.93               --           6.71
UVRE3         UIF U.S. Real Estate Portfolio Class I
                Shares (8/02; 3/97)(16)                                  (2.02)            3.04               --           5.36


(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c) Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR        5 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                 (4.53%)        1.35%        4.44%
EMS           Cash Management Fund (2/95; 10/81)                         (8.49)         1.13         1.84
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                              (26.82)           --        (7.78)
WESL5         Equity Select Fund (8/02; 5/01)                               --            --        (6.29)(b)
WFDI5         Federal Income Fund (3/00; 9/99)                           (4.27)           --         2.51
EGD           NEW DIMENSIONS FUND(R)(10/97; 5/96)                       (29.41)        (2.81)       (1.63)
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                  --            --       (27.79)(b)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                              --            --       (12.24)(b)
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                              --            --       (29.35)(b)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                              --            --       (13.53)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth & Income
              Portfolio (Class B) (8/02; 1/91)(3)                           --            --       (12.49)(b)
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                       (37.53)           --       (19.09)
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                 (47.48)           --       (23.02)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                      --            --       (12.34)(b)
WECG5         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                 --            --       (14.23)(b)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                         --            --        (4.80)(b)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(6)                   --            --       (11.59)(b)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(6)                     --            --        (8.35)(b)
WEFD5         Fund - Class 2 (8/02; 3/96)(6)                                --            --       (12.32)(b)
WEGO5         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                 --            --       (15.65)(b)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(6)                         --            --        (9.64)(b)
WEGW5         Growth and Income Fund -
              Class 2 (8/02; 3/96)(6)                                       --            --       (12.12)(b)
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(6)                    --            --        (5.01)(b)
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(6)                                       --            --       (14.69)(b)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(6)                        --            --       (12.67)(b)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(6)                          --            --       (11.69)(b)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(6)                                       --            --       (12.57)(b)
WESE5         Special Equity Fund - Class 2 (8/02; 9/99)(6)                 --            --       (11.47)(b)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(6)                                       --            --        (0.69)(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                 (4.53%)           1.35%            4.30%          7.34%
EMS           Cash Management Fund (2/95; 10/81)                         (8.49)            1.13             1.62           3.48
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                              (26.82)              --               --          (8.02)
WESL5         Equity Select Fund (8/02; 5/01) --                        (22.03)              --               --         (14.81)
WFDI5         Federal Income Fund (3/00; 9/99)                           (4.27)              --               --           2.58
EGD           NEW DIMENSIONS FUND(R)(10/97; 5/96)                       (29.41)           (2.81)              --           2.48
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                              (20.56)              --               --         (11.12)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                          (29.86)              --               --         (22.32)
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                          (31.79)           (5.17)              --           4.63
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                          (29.16)              --               --          (4.22)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth & Income
              Portfolio (Class B) (8/02; 1/91)(3)                       (29.75)            0.57             8.41           7.52
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                       (37.53)           (4.31)            6.55           7.41
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                 (47.48)           (3.32)              --          (0.57)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                  (29.59)              --               --         (22.13)
WECG5         Capital Growth Fund - Class 2 (7/02; 3/98)(6)             (30.08)              --               --          (4.67)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                         --               --               --          (4.80)(c)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(6)               (29.96)              --               --         (13.16)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(6)                 (18.38)           (3.69)              --           2.39
WEFD5         Fund - Class 2 (8/02; 3/96)(6)                            (29.79)           (8.75)              --          (0.60)
WEGO5         Global Leaders Fund - Class 2 (7/02; 3/97)(6)             (28.05)           (4.25)              --          (2.32)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(6)                     (34.05)              --               --          (5.99)
WEGW5         Growth and Income Fund -
              Class 2 (8/02; 3/96)(6)                                   (23.57)           (4.54)              --           2.99
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(6)                 (3.29)              --               --           2.81
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(6)                                   (19.11)              --               --          (5.24)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(6)                    (33.79)              --               --          (9.93)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(6)                      (32.65)           (2.88)              --          (0.79)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(6)                                   (21.03)              --               --           3.71
WESE5         Special Equity Fund - Class 2 (8/02; 9/99)(6)             (34.41)              --               --         (12.77)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(6)                                     4.69             2.57               --           3.04


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT-- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR        5 YEARS     COMMENCEMENT
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio ServicE
              Class 2 (8/02; 1/95)(7)                                       --%           --%      (11.38%)(b)
WFGR5         Growth Portfolio Service
              Class 2 (3/02; 10/86)(7)                                      --            --       (35.18)(b)
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(7)                                  (18.65)           --       (10.85)
            FTVIPT
WVAS5         Franklin Small Cap Value Securities
              Fund - Class 2 (3/02; 5/98)(8)                                --            --       (20.69)(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                  (20.27)           --         0.58
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                       --            --       (24.15)(b)
            MFS(R)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                                --            --       (33.24)(b)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                                --            --       (15.28)(b)
WSUT5         Utilities Series - Service Class (3/02; 1/95)(10)             --            --       (22.58)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                   --            --       (11.06)(b)
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                  --            --       (29.44)(b)
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                   --            --       (13.71)(b)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                               --            --        (5.69)(b)
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                         (26.78)           --        (3.35)
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                              --            --       (24.23)(b)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(14)                          (25.58)           --        (9.76)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
WVCP5         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                              --            --        (9.90)(b)
WVGI5         Life Investment Trust Growth and Income
              Portfolio Class II Shares (8/02; 12/96)(15)                   --            --       (11.86)(b)
WVRE5         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                               --            --       (12.45)(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio ServicE
              Class 2 (8/02; 1/95)(7)                                   (17.92%)           0.64%             --%           9.47%
WFGR5         Growth Portfolio Service
              Class 2 (3/02; 10/86)(7)                                  (37.05)           (3.44)            5.65           7.62
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(7)                                  (18.65)              --               --          12.37
            FTVIPT
WVAS5         Franklin Small Cap Value Securities
              Fund - Class 2 (3/02; 5/98)(8)                            (17.96)              --               --          (2.57)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                  (20.27)            1.00               --           3.94
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                   (26.39)           (4.99)            5.11           3.98
            MFS(R)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                            (38.40)              --               --          (0.49)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                            (14.43)            1.90               --           7.92
WSUT5         Utilities Series - Service Class (3/02; 1/95)(10)         (30.32)           (3.62)              --           6.48
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                               (34.14)           (0.71)            7.42           8.82
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                              (29.86)            2.30             9.13           6.65
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                               (24.57)              --               --          (3.87)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                            (3.23)            1.51               --           3.36
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                         (26.78)           (3.75)            5.75           7.57
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                          (28.01)              --               --          (4.37)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(14)                          (25.58)           (0.62)              --           1.87
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
WVCP5         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                          (27.19)              --               --          (4.60)
WVGI5         Life Investment Trust Growth and Income
              Portfolio Class II Shares (8/02; 12/96)(15)               (22.93)            2.26               --           5.40
WVRE5         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                           (10.25)            1.37               --           4.05



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.25% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c) Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR        5 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                  2.90%         1.72%        4.44%
EMS           Cash Management Fund (2/95; 10/81)                         (1.41)         1.49         1.84
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                              (21.32)           --        (6.02)
WESL5         Equity Select Fund (8/02; 5/01)                               --            --         0.99(b)
WFDI5         Federal Income Fund (3/00; 9/99)                            3.19            --         4.50
EGD           NEW DIMENSIONS FUND(R)(10/97; 5/96)                       (24.15)        (2.47)       (1.63)
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                  --            --       (22.38)(b)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                              --            --        (5.48)(b)
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                              --            --       (24.07)(b)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                              --            --        (6.88)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth & Income
              Portfolio (Class B) (8/02; 1/91)(3)                           --            --        (5.75)(b)
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                       (32.97)           --       (18.18)
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                 (43.78)           --       (22.14)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                      --            --        (5.59)(b)
WECG5         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                 --            --        (7.64)(b)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                         --            --         2.60(b)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(6)                   --            --        (4.77)(b)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(6)                     --            --        (1.24)(b)
WEFD5         Fund - Class 2 (8/02; 3/96)(6)                                --            --        (5.56)(b)
WEGO5         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                 --            --        (9.19)(b)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(6)                         --            --        (2.66)(b)
WEGW5         Growth and Income Fund -
              Class 2 (8/02; 3/96)(6)                                       --            --        (5.34)(b)
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(6)                    --            --         2.39(b)
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(6)                                       --            --        (8.14)(b)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(6)                        --            --        (5.94)(b)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(6)                          --            --        (4.88)(b)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(6)                                       --            --        (5.84)(b)
WESE5         Special Equity Fund - Class 2 (8/02; 9/99)(6)                 --            --        (4.64)(b)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(6)                                       --            --         7.08(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                  2.90%            1.72%            4.30%          7.34%
EMS           Cash Management Fund (2/95; 10/81)                         (1.41)            1.49             1.62           3.48
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                              (21.32)              --               --          (6.98)
WESL5         Equity Select Fund (8/02; 5/01)                           (16.12)              --               --         (11.49)
WFDI5         Federal Income Fund (3/00; 9/99)                            3.19               --               --           3.71
EGD           NEW DIMENSIONS FUND(R)(10/97; 5/96)                       (24.15)           (2.47)              --           2.48
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                              (14.52)              --               --          (6.84)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                          (24.63)              --               --         (18.32)
WAAC5         Capital Appreciation Fund,
              Series II Shares (3/02; 5/93)(2)                          (26.73)           (4.84)              --           4.63
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                          (23.87)              --               --          (3.86)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth & Income
              Portfolio (Class B) (8/02; 1/91)(3)                       (24.51)            0.92             8.41           7.52
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                       (32.97)           (3.99)            6.55           7.41
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                 (43.78)           (3.00)              --          (0.57)
            EVERGREEN VA
WEBC5         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                  (24.34)              --               --         (20.54)
WECG5         Capital Growth Fund - Class 2 (7/02; 3/98)(6)             (24.87)              --               --          (4.32)
WECB5         Core Bond Fund - Class 2 (7/02; 7/02)                         --               --               --           2.60(c)
WEEI5         Equity Index Fund - Class 2 (7/02; 9/99)(6)               (24.74)              --               --         (12.17)
WEFF5         Foundation Fund - Class 2 (7/02; 3/96)(6)                 (12.15)           (3.35)              --           2.39
WEFD5         Fund - Class 2 (8/02; 3/96)(6)                            (24.56)           (8.43)              --          (0.60)
WEGO5         Global Leaders Fund - Class 2 (7/02; 3/97)(6)             (22.66)           (3.91)              --          (2.32)
WEGR5         Growth Fund - Class 2 (7/02; 3/98)(6)                     (29.19)              --               --          (5.65)
WEGW5         Growth and Income Fund -
              Class 2 (8/02; 3/96)(6)                                   (17.79)           (4.20)              --           2.99
WEHI5         High Income Fund - Class 2 (7/02; 6/99)(6)                  4.25               --               --           3.86
WEIG5         International Growth Fund -
              Class 2 (7/02; 8/98)(6)                                   (12.94)              --               --          (4.85)
WEMA5         Masters Fund - Class 2 (7/02; 1/99)(6)                    (28.91)              --               --          (9.11)
WEOE5         Omega Fund - Class 2 (7/02; 3/97)(6)                      (27.66)           (2.54)              --          (0.79)
WESM5         Small Cap Value Fund -
              Class 2 (7/02; 5/98)(6)                                   (15.03)              --               --           4.08
WESE5         Special Equity Fund - Class 2 (8/02; 9/99)(6)             (29.58)              --               --         (11.78)
WEST5         Strategic Income Fund -
              Class 2 (7/02; 3/97)(6)                                    12.69             2.93               --           3.04


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR        5 YEARS     COMMENCEMENT
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio Service
              Class 2 (8/02; 1/95)(7)                                       --%           --%       (4.54%)(b)
WFGR5         Growth Portfolio Service
              Class 2 (3/02; 10/86)(7)                                      --            --       (30.41)(b)
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(7)                                  (12.44)           --        (7.38)
            FTVIPT
WVAS5         Franklin Small Cap Value Securities
              Fund - Class 2 (3/02; 5/98)(8)                                --            --       (14.66)(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                  (14.20)           --         1.71
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                       --            --       (18.42)(b)
            MFS(R)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                                --            --       (28.30)(b)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                                --            --        (8.79)(b)
WSUT5         Utilities Series - Service Class (3/02; 1/95)(10)             --            --       (16.72)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                   --            --        (4.20)(b)
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                  --            --       (24.18)(b)
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                   --            --        (7.07)(b)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                               --            --         1.65(b)
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                         (21.28)           --        (2.94)
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                              --            --       (18.51)(b)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(14)                          (19.98)           --        (8.74)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
WVCP5         Life Investment Trust Comstock
              Portfolio Class II Shares (8/02; 4/99)(15)                    --            --        (2.94)(b)
WVGI5         Life Investment Trust Growth and Income
              Portfolio Class II Shares (8/02; 12/96)(15)                   --            --        (5.07)(b)
WVRE5         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                               --            --        (5.71)(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
WFCO5         Contrafund(R) Portfolio Service
              Class 2 (8/02; 1/95)(7)                                   (11.65%)           1.01%              --%          9.47%
WFGR5         Growth Portfolio Service
              Class 2 (3/02; 10/86)(7)                                  (32.45)           (3.11)            5.65           7.62
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(7)                                  (12.44)              --               --          12.72
            FTVIPT
WVAS5         Franklin Small Cap Value Securities
              Fund - Class 2 (3/02; 5/98)(8)                            (11.69)              --               --          (2.20)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                  (14.20)            1.36               --           3.94
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                   (20.86)           (4.66)            5.11           3.98
            MFS(R)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                            (33.92)              --               --          (0.12)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                             (7.85)            2.27               --           7.92
WSUT5         Utilities Series - Service Class (3/02; 1/95)(10)         (25.13)           (3.28)              --           6.48
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                               (29.28)           (0.36)            7.42           8.82
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                              (24.63)            2.66             9.13           6.65
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                               (18.88)              --               --          (3.51)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                             4.31             1.88               --           3.36
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                         (21.28)           (3.41)            5.75           7.57
WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(13)                          (22.62)              --               --          (4.00)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(14)                          (19.98)           (0.27)              --           1.87
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
            VAN KAMPEN
WVCP5         Life Investment Trust Comstock
              Portfolio Class II Shares (8/02; 4/99)(15)                (21.73)              --               --          (3.67)
WVGI5         Life Investment Trust Growth and Income
              Portfolio Class II Shares (8/02; 12/96)(15)               (17.10)            2.62               --           5.40
WVRE5         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                            (3.31)            1.74               --           4.05


(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.25% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c) Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                                   PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                                   --%       (3.65%)(b)
UCMG1         Cash Management Fund (5/00; 10/81)                                        (7.07)       (0.33)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                                  --       (26.68)(b)
UESL1         Equity Select Fund (8/02; 5/01)                                              --        (5.11)(b)
UFIF1         Federal Income Fund (5/00; 9/99)                                          (2.82)        3.85
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                      (28.07)      (20.66)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                                   --       (26.12)(b)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                           --       (28.69)(b)
UAAC1         Capital Appreciation Fund,
              Series II Shares (8/02; 5/93)(2)                                             --       (10.08)(b)
UAAD1         Capital Development Fund,
              Series II Shares (5/02; 5/98)(2)                                             --       (29.12)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth & Income Portfolio
              (Class B) (5/00; 1/91)(3)                                                (28.41)      (13.02)
UPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                                (36.22)      (28.44)
UTEC1         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                                (46.21)      (39.08)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                                     --       (11.14)(b)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                                --       (13.03)(b)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                                        --        (3.59)(b)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)                                  --       (10.38)(b)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                                    --        (7.13)(b)
UEFD1         Fund - Class 2 (8/02; 3/96)(6)                                               --       (11.14)(b)
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                                --       (14.45)(b)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                                        --        (8.43)(b)
UEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)                             --       (10.94)(b)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                                   --        (3.79)(b)
UEIG1         International Growth Fund - Class 2 (7/02; 8/98)(6)                          --       (13.48)(b)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                                       --       (11.46)(b)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                                         --       (10.48)(b)
UESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                               --       (11.36)(b
UESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)                                --       (10.29)(b
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)                              --         0.54(b)
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                      --       (19.15)(b)
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                            --       (29.08)(b)
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                           --       (20.65)(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR          5 YEARS         10 YEARS       COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                 (3.07%)           2.21%            5.89%          8.94%
UCMG1         Cash Management Fund (5/00; 10/81)                         (7.07)            1.97             3.22           5.07
UDEI1         Diversified Equity Income Fund (5/02; 9/99)               (25.46)              --               --          (7.32)
UESL1         Equity Select Fund (8/02; 5/01)                           (20.66)              --               --         (13.85)
UFIF1         Federal Income Fund (5/00; 9/99)                           (2.82)              --               --           3.35
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                       (28.07)           (1.98)              --           3.69
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                (19.18)              --               --         (10.29)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)        (28.53)              --               --         (21.51)
UAAC1         Capital Appreciation Fund,
              Series II Shares (8/02; 5/93)(2)                          (30.46)           (4.33)              --           6.20
UAAD1         Capital Development Fund,
              Series II Shares (5/02; 5/98)(2)                          (27.81)              --               --          (3.44)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth & Income Portfolio
              (Class B) (5/00; 1/91)(3)                                 (28.41)            1.39            10.00           9.12
UPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                 (36.22)           (3.47)            8.12           8.98
UTEC1         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                 (46.21)           (2.43)              --           0.64
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                  (28.25)              --               --         (20.96)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)             (28.74)              --               --          (3.86)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                         --               --               --          (3.59)(c)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)               (28.62)              --               --         (12.44)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                 (16.99)           (2.88)              --           3.66
UEFD1         Fund - Class 2 (8/02; 3/96)(6)                            (28.45)           (7.90)              --           0.62
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)             (26.70)           (3.41)              --          (1.52)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                     (32.73)              --               --          (5.17)
UEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)          (22.20)           (3.71)              --           4.28
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                 (1.85)              --               --           3.64
UEIG1         International Growth Fund - Class 2 (7/02; 8/98)(6)       (17.72)              --               --          (4.52)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                    (32.47)              --               --          (9.06)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                      (31.32)           (2.04)              --           0.01
UESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)            (19.65)              --               --           4.59
UESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)             (33.08)              --               --         (12.05)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)             6.30             3.47               --           3.91
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)   (16.88)            1.37               --          11.00
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)         (35.74)           (2.60)            7.23           9.21
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)        (17.26)              --               --          13.31


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                     PERFORMANCE OF THE SUBACCOUNT
                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
            FTVIPT
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                       --%       (24.67%)(b)
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(8)                                  (18.89)        (1.98)
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                   (25.04)       (15.79)
            MFS(R)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)     (37.10)       (17.91)
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)      (13.00)        (1.16)
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)             --        (18.61)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA,
              Service Shares (5/02; 4/85)                                   --        (25.97)(b)
UOGS1         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                  --        (28.00)(b)
UOSM1         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                   --        (25.33)(b)
USTB1         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                               --         (4.11)(b)
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                          (25.43)       (10.76)
UHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (8/02; 4/98)(13)                              --         (9.36)(b)
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(14)                              --        (25.69)(b)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
UVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                              --         (8.72)(b)
UVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                             --        (10.68)(b)
UVRE1         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                               --        (11.28)(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT INVESTING IN:                                                1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            FTVIPT
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                   (16.57%)             --%              --%         (1.75%)
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(8)                                  (18.89)            1.83               --           5.14
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                   (25.04)           (4.18)            6.67           5.54
            MFS(R)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)     (37.10)              --               --           0.27
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)      (13.00)            2.78               --           9.51
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)         (28.99)           (2.75)              --           7.77
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA,
              Service Shares (5/02; 4/85)                               (32.81)            0.13             9.00          10.41
UOGS1         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                              (28.52)            3.19            10.72           8.23
UOSM1         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                               (23.20)              --               --          (3.10)
USTB1         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                            (1.79)            2.37               --           4.92
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                          (25.43)           (2.92)            7.38           9.23
UHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (8/02; 4/98)(13)                          (26.66)              --               --          (3.59)
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(14)                          (24.22)            0.19               --           2.71
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
            VAN KAMPEN
UVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                          (25.84)              --               --          (3.80)
UVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                         (21.56)            3.15               --           6.61
UVRE1         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                            (8.83)            2.22               --           4.95


(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c) Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002

                                                                     PERFORMANCE OF THE SUBACCOUNT
                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                    --%         3.85%(b)
UCMG1         Cash Management Fund (5/00; 10/81)                          0.14          2.20
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                   --        (21.17)(b)
UESL1         Equity Select Fund (8/02; 5/01)                               --          2.28(b)
UFIF1         Federal Income Fund (5/00; 9/99)                            4.76          6.35
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                       (22.69)       (18.68)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                    --        (20.57)(b)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)            --        (23.36)(b)
UAAC1         Capital Appreciation Fund,
              Series II Shares (8/02; 5/93)(2)                              --         (3.13)(b)
UAAD1         Capital Development Fund,
              Series II Shares (5/02; 5/98)(2)                              --        (23.83)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth & Income Portfolio
              (Class B) (5/00; 1/91)(3)                                 (23.06)       (10.87)
UPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                 (31.55)       (26.66)
UTEC1         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                 (42.40)       (37.60)
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                      --         (4.28)(b)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)                 --         (6.33)(b)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                         --          3.93(b)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)                   --         (3.46)(b)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                     --          0.08(b)
UEFD1         Fund - Class 2 (8/02; 3/96)(6)                                --         (4.28)(b)
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)                 --         (7.88)(b)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                         --         (1.34)(b)
UEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)              --         (4.06)(b)
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                    --          3.71(b)
UEIG1         International Growth Fund - Class 2 (7/02; 8/98)(6)           --         (6.83)(b)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                        --         (4.63)(b)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                          --         (3.57)(b)
UESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)                --         (4.53)(b)
UESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)                 --         (3.36)(b)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)               --          8.41(b)
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)       --        (12.99)(b)
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)             --        (23.79)(b)
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)            --        (14.62)(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT INVESTING IN:                                                1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                  4.49%            3.29%            5.89%          8.94%
UCMG1         Cash Management Fund (5/00; 10/81)                          0.14             3.06             3.22           5.07
UDEI1         Diversified Equity Income Fund (5/02; 9/99)               (19.85)              --               --          (5.45)
UESL1         Equity Select Fund (8/02; 5/01)                           (14.63)              --               --          (9.98)
UFIF1         Federal Income Fund (5/00; 9/99)                            4.76               --               --           5.27
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                       (22.69)           (0.92)              --           4.06
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                (13.03)              --               --          (5.31)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)        (23.19)              --               --         (16.85)
UAAC1         Capital Appreciation Fund,
              Series II Shares (8/02; 5/93)(2)                          (25.28)           (3.30)              --           6.20
UAAD1         Capital Development Fund,
              Series II Shares (5/02; 5/98)(2)                          (22.41)              --               --          (2.32)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth & Income Portfolio
              (Class B) (5/00; 1/91)(3)                                 (23.06)            2.48            10.00           9.12
UPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                 (31.55)           (2.45)            8.12           8.98
UTEC1         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                 (42.40)           (1.43)              --           1.00
            EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(6)                  (22.88)              --               --         (19.07)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(6)             (23.41)              --               --          (2.78)
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)                         --               --               --           3.93(c)
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(6)               (23.29)              --               --         (10.66)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(6)                 (10.64)           (1.81)              --           4.01
UEFD1         Fund - Class 2 (8/02; 3/96)(6)                            (23.10)           (6.91)              --           1.01
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(6)             (21.19)           (2.37)              --          (0.77)
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(6)                     (27.74)              --               --          (4.12)
UEGW1         Growth and Income Fund - Class 2 (8/02; 3/96)(6)          (16.31)           (2.66)              --           4.62
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(6)                  5.82               --               --           5.43
UEIG1         International Growth Fund - Class 2 (7/02; 8/98)(6)       (11.44)              --               --          (3.31)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(6)                    (27.46)              --               --          (7.59)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(6)                      (26.21)           (1.00)              --           0.77
UESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(6)            (13.53)              --               --           5.66
UESE1         Special Equity Fund - Class 2 (8/02; 9/99)(6)             (28.13)              --               --         (10.27)
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(6)            14.30             4.50               --           4.61
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)   (10.52)            2.48               --          11.00
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)         (31.02)           (1.56)            7.23           9.21
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)        (10.94)              --               --          14.33


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                     PERFORMANCE OF THE SUBACCOUNT
                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR      COMMENCEMENT
            FTVIPT
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                       --%       (18.99%)(b)
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(8)                                  (12.71)         0.46
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                   (19.39)       (13.72)
            MFS(R)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)     (32.50)       (15.89)
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)       (6.31)         1.33
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)             --        (12.40)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA,
              Service Shares (5/02; 4/85)                                   --        (20.40)(b)
UOGS1         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                  --        (22.61)(b)
UOSM1         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                                   --        (19.71)(b)
USTB1         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                               --          3.36(b)
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                          (19.81)        (8.55)
UHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (8/02; 4/98)(13)                              --         (2.34)(b)
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(14)                              --        (20.09)(b)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
            VAN KAMPEN
UVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                              --         (1.65)(b)
UVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                             --         (3.79)(b)
UVRE1         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                               --         (4.44)(b)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT INVESTING IN:                                                1 YEAR           5 YEARS         10 YEARS      COMMENCEMENT
            FTVIPT
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                   (10.18%)             --%              --%         (0.60%)
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(8)                                  (12.71)            2.92               --           5.51
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                   (19.39)           (3.14)            6.67           5.54
            MFS(R)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)     (32.50)              --               --           1.43
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)       (6.31)            3.83               --           9.51
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)         (23.68)           (1.71)              --           7.77
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA,
              Service Shares (5/02; 4/85)                               (27.83)            1.20             9.00          10.41
UOGS1         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                              (23.17)            4.23            10.72           8.23
UOSM1         Main Street Small Cap Fund/VA,
              Service Shares (5/02; 5/98)                               (17.39)              --               --          (1.97)
USTB1         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                             5.88             3.44               --           4.92
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                          (19.81)           (1.87)            7.38           9.23
UHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (8/02; 4/98)(13)                          (21.15)              --               --          (2.47)
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(14)                          (18.51)            1.28               --           3.42
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
            VAN KAMPEN
UVCP1         Life Investment Trust Comstock Portfolio
              Class II Shares (8/02; 4/99)(15)                          (20.26)              --               --          (2.12)
UVGI1         Life Investment Trust Growth and Income Portfolio
              Class II Shares (8/02; 12/96)(15)                         (15.61)            4.19               --           6.97
UVRE1         UIF U.S. Real Estate Portfolio
              Class I Shares (8/02; 3/97)(16)                            (1.77)            3.30               --           5.62


(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c) Cumulative return (not annualized) since commencement date of the fund.

See accompanying notes to the performance information.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

NOTES TO PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund).

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.


(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.


(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(12) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

(16) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:           P = a hypothetical initial payment of $1,000
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the GMIB - MAV and GMIB - 6% Rising Floor Rider fee and the mortality and expense risk fee.


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:


(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

-   any declared dividends,

-   the value of any shares purchased with dividends paid during the period, and

-   any dividends declared for such shares.

It does not include:

-   the effect of any applicable withdrawal charge, or

-   any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT                          INVESTING IN:                                         SIMPLE YIELD        COMPOUND YIELD
UCMG1                               AXP(R) Variable Portfolio - Cash Management Fund      (0.19%)             (0.19%)
UCMG2                               AXP(R) Variable Portfolio - Cash Management Fund      (0.28)              (0.28)
PCMG1                               AXP(R) Variable Portfolio - Cash Management Fund      (0.45)              (0.45)
UCMG4                               AXP(R) Variable Portfolio - Cash Management Fund      (0.54)              (0.54)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                  a - b
                       YIELD = 2[(----- + 1)(TO THE POWER OF 6) - 1]
                                    cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                 d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT                          INVESTING IN:                                           YIELD
PBND1                               AXP(R) Variable Portfolio - Bond Fund                   5.15%
ESI                                 AXP(R) Variable Portfolio - Bond Fund                   5.20
SBND1                               AXP(R) Variable Portfolio - Bond Fund                   5.23
UBND1                               AXP(R) Variable Portfolio - Bond Fund                   5.10
UBND2                               AXP(R) Variable Portfolio - Bond Fund                   5.07
UBND4                               AXP(R) Variable Portfolio - Bond Fund                   5.13
UFIF1                               AXP(R) Variable Portfolio - Federal Income Fund         2.96
UFIF2                               AXP(R) Variable Portfolio - Federal Income Fund         2.98
UFIF3                               AXP(R) Variable Portfolio - Federal Income Fund         2.97
UFIF4                               AXP(R) Variable Portfolio - Federal Income Fund         2.94
WFDI5                               AXP(R) Variable Portfolio - Federal Income Fund         2.94
SFDI1                               AXP(R) Variable Portfolio - Federal Income Fund         3.00
WFDI2                               AXP(R) Variable Portfolio - Federal Income Fund         2.97


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-   the annuity unit value on the valuation date; by

-   the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-   the net investment factor; and

-   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                               www.ambest.com
Fitch                                   www.fitchratings.com
Moody's                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a registered Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001: $22,055,827; and 2000: $32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts. We have not provided this information for some of the subaccounts because they are new and do not have any history.


YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   63         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UBND2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  215         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT PBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period      $  1.11    $  1.05   $  1.01   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  1.16    $  1.11   $  1.05   $  1.01        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  179         99        82        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%     1.25%       --        --        --        --

SUBACCOUNT UBND4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  309         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT ESI(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period      $  1.47    $  1.38   $  1.33   $  1.33   $  1.33   $  1.24   $  1.17   $  1.00
Accumulation unit value at end of period            $  1.53    $  1.47   $  1.38   $  1.33   $  1.33   $  1.33   $  1.24   $  1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                7,272      8,923     9,498     8,127     5,689     2,544     1,377       414
Ratio of operating expense to average net assets       1.40%      1.40%     1.40%     1.40%     1.40%     1.40%     1.50%     1.50%

SUBACCOUNT SBND1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period      $  1.09    $  1.03   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.14    $  1.09   $  1.03        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  894      1,363       688        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%      1.60%     1.60%       --        --        --        --        --

SUBACCOUNT UCMG1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period      $  1.06    $  1.03   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.06    $  1.06   $  1.03        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  697        554        53        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%      1.00%     1.00%       --        --        --        --        --
Simple yield(6)                                       (0.19%)       --        --        --        --        --        --        --
Compound yield(6)                                     (0.19%)       --        --        --        --        --        --        --

SUBACCOUNT UCMG2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period      $  1.01    $  1.00   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.01    $  1.01   $  1.00        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,933      2,828        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%      1.10%     1.10%       --        --        --        --        --
Simple yield(6)                                       (0.28%)       --        --        --        --        --        --        --
Compound yield(6)                                     (0.28%)       --        --        --        --        --        --        --

SUBACCOUNT PCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period      $  1.08    $  1.05   $  1.01   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  1.08    $  1.08   $  1.05   $  1.01        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,516      2,250        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%     1.25%       --        --        --        --
Simple yield(6)                                       (0.45%)       --        --        --        --        --        --        --
Compound yield(6)                                     (0.45%)       --        --        --        --        --        --        --

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period      $  1.05    $  1.03   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.05    $  1.05   $  1.03        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,130      3,857       618        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%      1.35%     1.35%       --        --        --        --        --
Simple yield(6)                                       (0.54%)       --        --        --        --        --        --        --
Compound yield(6)                                     (0.54%)       --        --        --        --        --        --        --

SUBACCOUNT EMS(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period      $  1.26    $  1.24   $  1.18   $  1.15   $  1.11   $  1.07   $  1.03   $  1.00
Accumulation unit value at end of period            $  1.26    $  1.26   $  1.24   $  1.18   $  1.15   $  1.11   $  1.07   $  1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                8,572      8,409     4,421       941       749       231       241       132
Ratio of operating expense to average net assets       1.40%      1.40%     1.40%     1.40%     1.40%     1.40%     1.50%     1.50%

SUBACCOUNT SCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period      $  1.05    $  1.03   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.04    $  1.05   $  1.03        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                               12,876     11,399    11,511        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%      1.60%     1.60%       --        --        --        --        --

SUBACCOUNT UDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.78         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   26         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UDEI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.78         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  187         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT PDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period      $  1.01    $  1.00   $  1.02   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  0.81    $  1.01   $  1.00   $  1.02        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  536        342       244        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%     1.25%       --        --        --        --

SUBACCOUNT UDEI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.78         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  309         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WDEI5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period      $  1.09    $  1.08   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.87    $  1.09   $  1.08        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  238        115         7        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%      1.40%     1.40%       --        --        --        --        --

SUBACCOUNT SDEI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period      $  1.08    $  1.07   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.86    $  1.08   $  1.07        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  179        367        52        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%      1.60%     1.60%       --        --        --        --        --

SUBACCOUNT WDEI2(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period      $  1.08    $  1.08   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.86    $  1.08   $  1.08        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   36         34         3        --        --        --        --        --
Ratio of operating expense to average net assets       1.65%      1.65%     1.65%       --        --        --        --        --

SUBACCOUNT UESL1(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.02         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESL2(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.02         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    9         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UESL3(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.02         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UESL4(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.02         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WESL5(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.02         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WESL8(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.02         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UFIF1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period      $  1.11    $  1.06   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.17    $  1.11   $  1.06        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  645         30        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%      1.00%     1.00%       --        --        --        --        --

SUBACCOUNT UFIF2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period      $  1.10    $  1.05   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.16    $  1.10   $  1.05        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,336      2,495        25        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%      1.10%     1.10%       --        --        --        --        --

SUBACCOUNT UFIF3(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period      $  1.11    $  1.06   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.16    $  1.11   $  1.06        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,729        799        15        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%       --        --        --        --        --

SUBACCOUNT UFIF4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period      $  1.11    $  1.06   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.16    $  1.11   $  1.06        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,451      1,321        34        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%      1.35%     1.35%       --        --        --        --        --

SUBACCOUNT WFDI5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period      $  1.11    $  1.06   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.16    $  1.11   $  1.06        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  248        117        39        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%      1.40%     1.40%       --        --        --        --        --

SUBACCOUNT SFDI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period      $  1.11    $  1.06   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.16    $  1.11   $  1.06        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  397        424        24        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%      1.60%     1.60%       --        --        --        --        --

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI2(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period      $  1.10    $  1.05   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.15    $  1.10   $  1.05        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,155        592       331        --        --        --        --        --
Ratio of operating expense to average net assets       1.65%      1.65%     1.65%       --        --        --        --        --

SUBACCOUNT UNDM1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period      $  0.76    $  0.92   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.59    $  0.76   $  0.92        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   95         20        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%      1.00%     1.00%       --        --        --        --        --

SUBACCOUNT UNDM2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period      $  0.76    $  0.92   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.59    $  0.76   $  0.92        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  704         81        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%      1.10%     1.10%       --        --        --        --        --

SUBACCOUNT PNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period      $  0.85    $  1.03   $  1.15   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  0.66    $  0.85   $  1.03   $  1.15        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,063      3,478     1,937        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%     1.25%       --        --        --        --

SUBACCOUNT UNDM4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period      $  0.75    $  0.92   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.58    $  0.75   $  0.92        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  683        193        32        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%      1.35%     1.35%       --        --        --        --        --

SUBACCOUNT EGD(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period      $  1.27    $  1.54   $  1.72   $  1.32   $  1.05   $  1.00        --        --
Accumulation unit value at end of period            $  0.98    $  1.27   $  1.54   $  1.72   $  1.32   $  1.05        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,938      4,237     3,717     2,141     1,108        69        --        --
Ratio of operating expense to average net assets       1.40%      1.40%     1.40%     1.40%     1.40%     1.40%       --        --

SUBACCOUNT SNDM1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period      $  0.74    $  0.90   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.57    $  0.74   $  0.90        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,097      2,896     2,468        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%      1.60%     1.60%       --        --        --        --        --

SUBACCOUNT  WNDM2(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period      $  0.70    $  0.86   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.54    $  0.70   $  0.86        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  363        701       483        --        --        --        --        --
Ratio of operating expense to average net assets       1.65%      1.65%     1.65%       --        --        --        --        --

SUBACCOUNT USVA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   21         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT USVA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   67         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT WSVA6(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   28         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USVA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   45         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WSVA5(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   35         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WSVA8(11) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE
  FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT WSVA2(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE
  FUND)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.65%        --        --        --        --        --        --        --

SUBACCOUNT UABA1(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.76         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  113         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UABA2(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.76         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  711         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UABA3(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.76         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   90         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UABA4(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.76         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  517         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WABA5(11) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   11         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WABA8(11) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UAAC1(8) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAAC2(8) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   26         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UAAC3(8) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UAAC4(8) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   19         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WAAC5(12) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WAAC8(12) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UAAD1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.75         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   30         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UAAD2(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.75         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UAAD3(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.75         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   28         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UAAD4(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.75         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   18         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WAAD5(8) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.94         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WAAD8(8) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.94         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.97    $  0.97   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.74    $  0.97   $  0.97        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,341        640        31        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%      1.00%     1.00%       --        --        --        --        --

SUBACCOUNT UGIP2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.96    $  0.97   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.74    $  0.96   $  0.97        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                8,241      3,601        65        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%      1.10%     1.10%       --        --        --        --        --

SUBACCOUNT UGIP3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.96    $  0.97   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.74    $  0.96   $  0.97        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,898      2,152       213        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%       --        --        --        --        --

SUBACCOUNT UGIP4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.96    $  0.97   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.74    $  0.96   $  0.97        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                               10,906      4,722       292        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%      1.35%     1.35%       --        --        --        --        --

SUBACCOUNT WGIP5(8) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    2         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WGIP8(8) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.96    $  0.97   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.95    $  0.96   $  0.97        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1      4,722       292        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%      1.60%     1.60%       --        --        --        --        --

SUBACCOUNT UPRG1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.65    $  0.80   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.45    $  0.65   $  0.80        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,003        741        47        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%      1.00%     1.00%       --        --        --        --        --

SUBACCOUNT UPRG2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.65    $  0.80   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.45    $  0.65   $  0.80        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,459      3,531       438        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%      1.10%     1.10%       --        --        --        --        --

SUBACCOUNT UPRG3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.65    $  0.80   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.45    $  0.65   $  0.80        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,042      1,944       426        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%       --        --        --        --        --

SUBACCOUNT UPRG4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.65    $  0.80   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.44    $  0.65   $  0.80        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                7,706      5,808       700        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%      1.35%     1.35%       --        --        --        --        --

SUBACCOUNT EPP(13) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.79    $  0.96   $  1.17   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  0.54    $  0.79   $  0.96   $  1.17        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,312      2,574     3,368        56        --        --        --        --
Ratio of operating expense to average net assets       1.40%      1.40%     1.40%     1.40%       --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPGR1(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.70    $  0.86   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.48    $  0.70   $  0.86        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,631      7,466     9,298        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%      1.60%     1.60%       --        --        --        --        --

SUBACCOUNT UTEC1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.51    $  0.69   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.30    $  0.51   $  0.69        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  372        364        44        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%      1.00%     1.00%       --        --        --        --        --

SUBACCOUNT UTEC2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.51    $  0.69   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.29    $  0.51   $  0.69        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,530      1,387       216        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%      1.10%     1.10%       --        --        --        --        --

SUBACCOUNT UTEC3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.51    $  0.69   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.29    $  0.51   $  0.69        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  684        793       277        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%       --        --        --        --        --

SUBACCOUNT UTEC4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.51    $  0.69   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.29    $  0.51   $  0.69        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,423      2,237       456        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%      1.35%     1.35%       --        --        --        --        --

SUBACCOUNT ETC(13) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.79    $  1.08   $  1.40   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  0.46    $  0.79   $  1.08   $  1.40        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,387      1,958     2,278       105        --        --        --        --
Ratio of operating expense to average net assets       1.40%      1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT STEC1(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $  0.51    $  0.70   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.29    $  0.51   $  0.70        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,655      6,380     9,543        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%      1.60%     1.60%       --        --        --        --        --

SUBACCOUNT UEBC1(11) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   12         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UEBC2(11) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  170         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UEBC3(11) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   20         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEBC4(11) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  108         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEBC5(11) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   10         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WEBC8(11) (INVESTING IN SHARES OF EVERGREEN VA BLUE CHIP FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UECG1(11) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   38         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UECG2(11) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  299         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UECG3(11) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   39         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UECG4(11) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  216         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WECG5(11) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   13         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WECG8(11) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UECB1(11) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
 period (000 omitted)                                   241         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UECB2(11) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  892         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UECB3(11) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  301         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UECB4(11) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  756         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WECB5(11) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  106         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WECB8(11) (INVESTING IN SHARES OF EVERGREEN VA CORE BOND FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UEEI1(11) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   34         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UEEI2(11) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  388         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UEEI3(11) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   29         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEEI4(11) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  174         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WEEI5(11) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    9         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WEEI8(11) (INVESTING IN SHARES OF EVERGREEN VA EQUITY INDEX FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   21         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UEFF1(11) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.00         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   10         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UEFF2(11) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.00         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  132         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEFF3(11) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.00         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    8         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEFF4(11) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.00         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   26         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WEFF5(11) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.00         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WEFF8(11) (INVESTING IN SHARES OF EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.00         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UEFD1(8) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UEFD2(8) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UEFD3(8) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEFD4(8) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WEFD5(8) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WEFD8(8) (INVESTING IN SHARES OF EVERGREEN VA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UEGO1(11) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.92         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   12         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGO2(11) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.92         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  192         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UEGO3(11) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.92         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   23         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEGO4(11) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.92         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  124         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WEGO5(11) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.92         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   10         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WEGO8(11) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.92         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UEGR1(11) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.99         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    8         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UEGR2(11) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.99         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  173         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UEGR3(11) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.99         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   26         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEGR4(11) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.99         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   47         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WEGR5(11) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.99         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    4         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WEGR8(11) (INVESTING IN SHARES OF EVERGREEN VA GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.98         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGW1(8) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UEGW2(8) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   35         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UEGW3(8) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEGW4(8) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    2         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WEGW5(8) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WEGW8(8) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   21         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UEHI1(11) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   95         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UEHI2(11) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  202         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UEHI3(11) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  133         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEHI4(11) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  336         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WEHI5(11) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  103         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEHI8(11) (INVESTING IN SHARES OF EVERGREEN VA HIGH INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.03         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UEIG1(11) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.93         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   31         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UEIG2(11) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.93         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  213         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UEIG3(11) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.93         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   40         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEIG4(11) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.93         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  145         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WEIG5(11) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.93         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   12         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WEIG8(11) (INVESTING IN SHARES OF EVERGREEN VA INTERNATIONAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.93         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UEMA1(11) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    7         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UEMA2(11) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   64         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UEMA3(11) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   11         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEMA4(11) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   83         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEMA5(11) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    4         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WEMA8(11) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UEOE1(11) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   86         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UEOE2(11) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  351         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UEOE3(11) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   42         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEOE4(11) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  276         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WEOE5(11) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   13         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WEOE8(11) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UESM1(11) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   75         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UESM2(11) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  482         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UESM3(11) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  157         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESM4(11) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  396         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WESM5(11) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    7         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WESM8(11) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    2         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UESE1(8) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UESE2(8) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UESE3(8) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UESE4(8) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   13         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WESE5(8) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WESE8(8) (INVESTING IN SHARES OF EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UEST1(11) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.08         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UEST2(11) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.08         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  137         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEST3(11) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.08         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   74         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UEST4(11) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.08         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  325         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WEST5(11) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.08         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    4         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WEST8(11) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.08         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UFCO1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.86         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  209         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UFCO2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.86         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  740         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UFCO3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.86         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  115         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UFCO4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.86         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  395         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WFCO5(8) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    8         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WFCO8(8) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UFGR1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.75         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   18         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFGR2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.75         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  108         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UFGR3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.75         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   31         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UFGR4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.75         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  108         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WFGR5(12) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.73         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   14         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WFGR8(12) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.73         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UFMC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.85         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   94         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UFMC2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.85         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  773         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT WMDC6(14) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.06    $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95    $  1.06        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,445        522        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%       --        --        --        --        --        --

SUBACCOUNT UFMC4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.85         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  503         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WMDC5(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.06    $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.94    $  1.06        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  250         94        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%      1.40%       --        --        --        --        --        --

SUBACCOUNT WMDC8(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.89         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   27         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC2(14) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period      $  1.06    $  1.00        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.94    $  1.06        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   42          8        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.65%      1.65%       --        --        --        --        --        --

SUBACCOUNT UVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.80         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   24         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UVAS2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.80         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  127         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT PVAS1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.45    $  1.29   $  1.04   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  1.30    $  1.45   $  1.29   $  1.04        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   47          2        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%     1.25%       --        --        --        --

SUBACCOUNT UVAS4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.80         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   61         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WVAS5(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.88         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   55         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WVAS8(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.88         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT WVAS2(10) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    4         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.65%        --        --        --        --        --        --        --

SUBACCOUNT UMSS1(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.16    $  1.09   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.01    $  1.16   $  1.09        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  753         61        21        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%      1.00%     1.00%       --        --        --        --        --

SUBACCOUNT UMSS2(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.16    $  1.09   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.01    $  1.16   $  1.09        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,681      1,321         7        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%      1.10%     1.10%       --        --        --        --        --

SUBACCOUNT PMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.22    $  1.16   $  1.03   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  1.06    $  1.22   $  1.16   $  1.03        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,393        252        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%     1.25%       --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS4(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.15    $  1.09   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.00    $  1.15   $  1.09        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,327      1,374        15        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%      1.35%     1.35%       --        --        --        --        --

SUBACCOUNT EMU(13) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.23    $  1.17   $  1.05   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  1.07    $  1.23   $  1.17   $  1.05        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  966        546       170        31        --        --        --        --
Ratio of operating expense to average net assets       1.40%      1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT SMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.25    $  1.19   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.09    $  1.25   $  1.19        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  690        473        79        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%      1.60%     1.60%       --        --        --        --        --

SUBACCOUNT WMSS2(7) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.17    $  1.11   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.02    $  1.17   $  1.11        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  123         41         3        --        --        --        --        --
Ratio of operating expense to average net assets       1.65%      1.65%     1.65%       --        --        --        --        --

SUBACCOUNT UINT1(5),(15) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  0.85    $  1.02   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.68    $  0.85   $  1.02        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  513        324        22        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%      1.00%     1.00%       --        --        --        --        --

SUBACCOUNT UINT2(5),(15)  (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  0.85    $  1.02   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.68    $  0.85   $  1.02        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,059        887        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%      1.10%     1.10%       --        --        --        --        --

SUBACCOUNT UINT3(5),(15) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  0.84    $  1.02   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.68    $  0.84   $  1.02        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  866        514        52        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%       --        --        --        --        --

SUBACCOUNT UINT4(5),(15) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  0.84    $  1.02   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.68    $  0.84   $  1.02        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,373      1,576        53        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%      1.35%     1.35%       --        --        --        --        --

SUBACCOUNT WINT5(12),(15) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.84         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  286         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WINT8(12),(15) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.84         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  330         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UNDS1(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  0.95    $  1.01   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.64    $  0.95   $  1.01        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  165        115        27        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%      1.00%     1.00%       --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS2(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  0.95    $  1.01   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.64    $  0.95   $  1.01        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  569        317         7        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%      1.10%     1.10%       --        --        --        --        --

SUBACCOUNT PSND1(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  0.87    $  0.93   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.58    $  0.87   $  0.93        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  441        293        35        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%       --        --        --        --        --

SUBACCOUNT UNDS4(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  0.94    $  1.01   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.63    $  0.94   $  1.01        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  832        454        76        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%      1.35%     1.35%       --        --        --        --        --

SUBACCOUNT WSND5(12) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.73         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   20         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WSND8(12) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.73         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UTRS1(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.10    $  1.12   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.04    $  1.10   $  1.12        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,585        792        45        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%      1.00%     1.00%       --        --        --        --        --

SUBACCOUNT UTRS2(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.10    $  1.12   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.03    $  1.10   $  1.12        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                7,687      3,440        86        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%      1.10%     1.10%       --        --        --        --        --

SUBACCOUNT PSTR1(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.05    $  1.06   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.98    $  1.05   $  1.06        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,949      1,861        23        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%       --        --        --        --        --

SUBACCOUNT UTRS4(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.10    $  1.11   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  1.03    $  1.10   $  1.11        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                8,646      3,493       141        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%      1.35%     1.35%       --        --        --        --        --

SUBACCOUNT WSTR5(12) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.93         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   11         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WSTR8(12) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.93         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    6         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USUT1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.87         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT USUT2(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.87         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   23         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT PSUT1(16) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.57         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  209         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT USUT4(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.87         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    5         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WSUT5(12) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.85         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    6         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WSUT8(12) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.85         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UOCA1(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.78         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    9         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UOCA2(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.78         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  141         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UOCA3(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.78         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   39         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UOCA4(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.78         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  163         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WOCA5(8) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOCA8(8) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UOGS1(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.77         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   25         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UOGS2(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.77         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  123         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT WOGS6(10) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.77         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  190         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UOGS4(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.77         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   56         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WOGS5(10) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.77         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   12         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WOGS8(8) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.93         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    9         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT WOGS2(10) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.77         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.65%        --        --        --        --        --        --        --

SUBACCOUNT UOSM1(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   33         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UOSM2(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  199         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UOSM3(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   65         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOSM4(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   87         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WOSM5(11) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    4         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WOSM8(11) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.95         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   13         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT USTB1(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   38         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT USTB2(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  161         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT WSTB6(10) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.03         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  212         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT USTB4(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.03         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  148         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WSTB5(10) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.03         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   10         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WSTB8(8) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.04         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT WSTB2(10) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  1.03         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.65%        --        --        --        --        --        --        --

SUBACCOUNT UGIN1(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  0.99    $  1.07   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.79    $  0.99   $  1.07        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  379        287        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%      1.00%     1.00%       --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN2(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  0.99    $  1.07   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.79    $  0.99   $  1.07        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,991      1,166        31        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%      1.10%     1.10%       --        --        --        --        --

SUBACCOUNT PGIN1(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  0.95    $  1.03   $  0.97   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  0.76    $  0.95   $  1.03   $  0.97        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,583        963       146        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%     1.25%       --        --        --        --

SUBACCOUNT UGIN4(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  0.98    $  1.07   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.79    $  0.98   $  1.07        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,879      1,109        17        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%      1.35%     1.35%       --        --        --        --        --

SUBACCOUNT  EPG(17) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.16    $  1.26   $  1.18   $  1.18   $  1.00        --        --        --
Accumulation unit value at end of period            $  0.93    $  1.16   $  1.26   $  1.18   $  1.18        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,706      6,280     6,616     4,302       239        --        --        --
Ratio of operating expense to average net assets       1.40%      1.40%     1.40%     1.40%     1.40%       --        --        --

SUBACCOUNT WGIN8(12) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.81         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UHSC1(8) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.98         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UHSC2(8) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.98         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   31         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT WHSC6(16) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.84         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   52         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UHSC4(8) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    7         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WHSC5(10) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.84         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   12         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WHSC8(8) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.97         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WHSC2(10) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.84         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   33         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.65%        --        --        --        --        --        --        --

SUBACCOUNT UIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.80         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   33         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UIGR2(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.80         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  436         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT PIGR1(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  0.90    $  1.15   $  1.29   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  0.73    $  0.90   $  1.15   $  1.29        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,994      4,731     2,474        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%      1.25%     1.25%     1.25%       --        --        --        --

SUBACCOUNT UIGR4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.79         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  544         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT EPL(13) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  0.93    $  1.19   $  1.33   $  1.00        --        --        --        --
Accumulation unit value at end of period            $  0.76    $  0.93   $  1.19   $  1.33        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,856      1,775     2,192       347        --        --        --        --
Ratio of operating expense to average net assets       1.40%      1.40%     1.40%     1.40%       --        --        --        --

SUBACCOUNT WIGR8(12) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.85         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    7         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT WIGR2(7) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $  0.59    $  0.75   $  1.00        --        --        --        --        --
Accumulation unit value at end of period            $  0.47    $  0.59   $  0.75        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  666        730       499        --        --        --        --        --
Ratio of operating expense to average net assets       1.65%      1.65%     1.65%       --        --        --        --        --

SUBACCOUNT UVCP1(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.98         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UVCP2(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.98         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  203         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVCP3(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.98         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  186         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UVCP4(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.98         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  169         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WVCP5(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.98         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WVCP8(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.98         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UVGI1(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    2         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --

SUBACCOUNT UVGI2(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   43         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UVGI3(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    4         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UVGI4(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   74         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WVGI5(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WVGI8(8) (INVESTING IN SHARES OF VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --

SUBACCOUNT UVRE1(8) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.00%        --        --        --        --        --        --        --


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                    2002       2001      2000      1999      1998      1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVRE2(8) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   57         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.10%        --        --        --        --        --        --        --

SUBACCOUNT UVRE3(8) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.25%        --        --        --        --        --        --        --

SUBACCOUNT UVRE4(8) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.35%        --        --        --        --        --        --        --

SUBACCOUNT WVRE5(8) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.40%        --        --        --        --        --        --        --

SUBACCOUNT WVRE8(8) (INVESTING IN SHARES OF VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES)
Accumulation unit value at beginning of period      $  1.00         --        --        --        --        --        --        --
Accumulation unit value at end of period            $  0.96         --        --        --        --        --        --        --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --         --        --        --        --        --        --        --
Ratio of operating expense to average net assets       1.60%        --        --        --        --        --        --        --


(1)  Operations commenced on May 21, 2002.

(2)  Operations commenced on Nov. 9, 1999.

(3)  Operations commenced on Feb. 21, 1995.

(4)  Operations commenced on Feb. 11, 2000.

(5)  Operations commenced on May 30, 2000.

(6) Net of annual contract administrative charge and mortality and expense risk fee.

(7)  Operations commenced on March 3, 2000.

(8)  Operations commenced on Aug. 30, 2002.

(9)  Operations commenced on Oct. 29, 1997.

(10) Operations commenced on May 1, 2002.

(11) Operations commenced on July 31, 2002.

(12) Operations commenced on March 1, 2002.

(13) Operations commenced on Sept. 22, 1999.

(14) Operations commenced on May 1, 2001.

(15) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

(16) Operations commenced on Oct 23, 2000.

(17) Operations commenced on Oct. 5, 1998.




     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity (comprised of subaccounts UBND1, UBND2, PBND1, UBND4, ESI, SBND1, UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG1, UDEI1, UDEI2, PDEI1, UDEI4, WDEI5, SDEI1, WDEI2, UESL1, UESL2, UESL3, UESL4, WESL5, WESL8, UFIF1, UFIF2, UFIF3, UFIF4, WFDI5, SFDI1, WFDI2, UNDM1, UNDM2, PNDM1, UNDM4, EGD, SNDM1, WNDM2, USVA1, USVA2, WSVA6, USVA4, WSVA5, WSVA8, WSVA2, UABA1, UABA2, UABA3, UABA4, WABA5, WABA8, UAAC1, UAAC2, UAAC3, UAAC4, WAAC5, WAAC8, UAAD1, UAAD2, UAAD3, UAAD4, WAAD5, WAAD8, UGIP1, UGIP2, UGIP3, UGIP4, WGIP5, WGIP8, UPRG1, UPRG2, UPRG3, UPRG4, EPP, SPGR1, UTEC1, UTEC2, UTEC3, UTEC4, ETC, STEC1, UEBC1, UEBC2, UEBC3, UEBC4, WEBC5, WEBC8, UECG1, UECG2, UECG3, UECG4, WECG5, WECG8, UECB1, UECB2, UECB3, UECB4, WECB5, WECB8, UEEI1, UEEI2, UEEI3, UEEI4, WEEI5, WEEI8, UEFF1, UEFF2, UEFF3, UEFF4, WEFF5, WEFF8, UEFD1, UEFD2, UEFD3, UEFD4, WEFD5, WEFD8, UEGO1, UEGO2, UEGO3, UEGO4, WEGO5, WEGO8, UEGR1, UEGR2, UEGR3, UEGR4, WEGR5, WEGR8, UEGW1, UEGW2, UEGW3, UEGW4, WEGW5, WEGW8, UEHI1, UEHI2, UEHI3, UEHI4, WEHI5, WEHI8, UEIG1, UEIG2, UEIG3, UEIG4, WEIG5, WEIG8, UEMA1, UEMA2, UEMA3, UEMA4, WEMA5, WEMA8, UEOE1, UEOE2, UEOE3, UEOE4, WEOE5, WEOE8, UESM1, UESM2, UESM3, UESM4, WESM5, WESM8, UESE1, UESE2, UESE3, UESE4, WESE5, WESE8, UEST1, UEST2, UEST3, UEST4, WEST5, WEST8, UFCO1, UFCO2, UFCO3, UFCO4, WFCO5, WFCO8, UFGR1, UFGR2, UFGR3, UFGR4, WFGR5, WFGR8, UFMC1, UFMC2, WMDC6, UFMC4, WMDC5, WMDC8, WMDC2, UVAS1, UVAS2, PVAS1, UVAS4, WVAS5, WVAS8, WVAS2, UMSS1, UMSS2, PMSS1, UMSS4, EMU, SMSS1, WMSS2, UINT1, UINT2, UINT3, UINT4, WINT5, WINT8, UNDS1, UNDS2, PSND1, UNDS4, WSND5, WSND8, UTRS1, UTRS2, PSTR1, UTRS4, WSTR5, WSTR8, USUT1, USUT2, PSUT1, USUT4, WSUT5, WSUT8, UOCA1, UOCA2, UOCA3, UOCA4, WOCA5, WOCA8, UOGS1, UOGS2, WOGS6, UOGS4, WOGS5, WOGS8, WOGS2, UOSM1, UOSM2, UOSM3, UOSM4, WOSM5, WOSM8, USTB1, USTB2, WSTB6, USTB4, WSTB5, WSTB8, WSTB2, UGIN1, UGIN2, PGIN1, UGIN4, EPG, WGIN8, UHSC1, UHSC2, WHSC6, UHSC4, WHSC5, WHSC8, WHSC2, UIGR1, UIGR2, PIGR1, UIGR4, EPL, WIGR8, WIGR2, UVCP1, UVCP2, UVCP3, UVCP4, WVCP5, WVCP8, UVGI1, UVGI2, UVGI3, UVGI4, WVGI5, WVGI8, UVRE1, UVRE2, UVRE3, UVRE4, WVRE5 and WVRE8) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP


Minneapolis, Minnesota

March 21, 2003


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2002                                              UBND1         UBND2         PBND1         UBND4           ESI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     64,826  $    220,258  $    204,142  $    315,160  $ 11,517,026
                                                           --------------------------------------------------------------------
    at market value                                        $     65,690  $    223,134  $    207,119  $    318,929  $ 11,099,579
Dividends receivable                                                266           821           856         1,254        48,837
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           153            --           830            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     65,956       224,108       207,975       321,013    11,148,416
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   47           161           193           309        12,542
    Administrative charge                                             8            25            26            39         1,505
    Contract terminations                                            --            --            --            --         2,945
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    55           186           219           348        16,992
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        65,901       223,922       207,756       320,665    11,117,524
Net assets applicable to contracts in payment period                 --            --            --            --        13,900
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     65,901  $    223,922  $    207,756  $    320,665  $ 11,131,424
===============================================================================================================================
Accumulation units outstanding                                   63,297       215,197       178,782       308,611     7,272,250
===============================================================================================================================
Net asset value per accumulation unit                      $       1.04  $       1.04  $       1.16  $       1.04  $       1.53
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SBND1         UCMG1         UCMG2         PCMG1         UCMG4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,003,878  $    737,442  $  2,965,452  $  2,707,514  $  3,315,670
                                                           -------------------------------------------------------------------
    at market value                                        $  1,014,347  $    737,435  $  2,965,415  $  2,707,497  $  3,315,658
Dividends receivable                                              5,123           521         2,267         1,753         2,531
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           819            --           674            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,019,470       738,775     2,967,682     2,709,924     3,318,189
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,540           510         2,478         2,227         3,492
    Administrative charge                                           159            90           391           304           437
    Contract terminations                                         2,118            --            --            --        30,519
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,817           600         2,869         2,531        34,448
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,015,653       738,175     2,964,813     2,707,393     3,283,741
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,015,653  $    738,175  $  2,964,813  $  2,707,393  $  3,283,741
===============================================================================================================================
Accumulation units outstanding                                  894,148       697,432     2,932,646     2,516,248     3,129,964
===============================================================================================================================
Net asset value per accumulation unit                      $       1.14  $       1.06  $       1.01  $       1.08  $       1.05
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   EMS         SCMG1         UDEI1         UDEI2         PDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 10,774,913  $ 13,416,429  $     20,069  $    140,811  $    509,076
                                                           --------------------------------------------------------------------
    at market value                                        $ 10,774,903  $ 13,416,402  $     20,381  $    146,257  $    432,514
Dividends receivable                                              7,328        10,759            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 35,164        44,561            --           202            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 10,817,395    13,471,722        20,381       146,459       432,514
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               10,388        17,928            14           103           417
    Administrative charge                                         1,246         1,855             2            16            57
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                11,634        19,783            16           119           474
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    10,805,565    13,451,939        20,365       146,340       432,040
Net assets applicable to contracts in payment period                196            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 10,805,761  $ 13,451,939  $     20,365  $    146,340  $    432,040
===============================================================================================================================
Accumulation units outstanding                                8,571,906    12,876,367        25,989       186,834       536,180
===============================================================================================================================
Net asset value per accumulation unit                      $       1.26  $       1.04  $       0.78  $       0.78  $       0.81
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UDEI4         WDEI5         SDEI1         WDEI2         UESL1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    233,081  $    230,497  $    247,938  $     36,373  $        279
                                                           --------------------------------------------------------------------
    at market value                                        $    241,196  $    199,769  $    211,731  $     30,953  $        287
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    900         7,108            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    242,096       206,877       211,731        30,953           287
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  235           192           269            41            --
    Administrative charge                                            29            23            28             4            --
    Contract terminations                                            --            --        57,615            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   264           215        57,912            45            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       241,832       206,662       153,819        30,908           287
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    241,832  $    206,662  $    153,819  $     30,908  $        287
===============================================================================================================================
Accumulation units outstanding                                  309,286       237,913       178,949        35,832           281
===============================================================================================================================
Net asset value per accumulation unit                      $       0.78  $       0.87  $       0.86  $       0.86  $       1.02
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT-- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UESL2         UESL3         UESL4         WESL5         WESL8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      8,773  $         --  $         --  $         --  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $      8,926  $         --  $         --  $         --  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      8,926            --            --            --            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    7            --            --            --            --
    Administrative charge                                             1            --            --            --            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         8,918            --            --            --            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      8,918  $         --  $         --  $         --  $         --
===============================================================================================================================
Accumulation units outstanding                                    8,761            --            --            --            --
===============================================================================================================================
Net asset value per accumulation unit                      $       1.02  $         --  $         --  $         --  $         --
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFIF1         UFIF2         UFIF3         UFIF4         WFDI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    745,740  $  6,066,389  $  1,976,871  $  6,249,561  $    284,135
                                                           --------------------------------------------------------------------
    at market value                                        $    750,137  $  6,153,596  $  2,011,612  $  6,322,065  $    287,795
Dividends receivable                                              1,821        15,628         4,925        14,076           785
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --           218         3,365            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    751,958     6,169,224     2,016,755     6,339,506       288,580
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  552         5,295         1,935         6,046           351
    Administrative charge                                            98           836           264           756            42
    Contract terminations                                            --            --            --            --           961
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   650         6,131         2,199         6,802         1,354
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       751,308     6,163,093     2,014,556     6,332,704       287,226
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    751,308  $  6,163,093  $  2,014,556  $  6,332,704  $    287,226
===============================================================================================================================
Accumulation units outstanding                                  644,887     5,335,768     1,729,338     5,451,045       248,245
===============================================================================================================================
Net asset value per accumulation unit                      $       1.17  $       1.16  $       1.16  $       1.16  $       1.16
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SFDI1         WFDI2         UNDM1         UNDM2         PNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    522,421  $  1,294,494  $     61,129  $    443,015  $  3,852,324
                                                           --------------------------------------------------------------------
    at market value                                        $    526,870  $  1,321,732  $     55,895  $    411,517  $  2,723,744
Dividends receivable                                              1,415         3,261            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --         1,079            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    528,285     1,324,993        55,895       412,596     2,723,744
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  728         1,746            39           316         2,570
    Administrative charge                                            75           175             7            50           351
    Contract terminations                                        68,310            --            --            --        25,003
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                69,113         1,921            46           366        27,924
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       459,172     1,323,072        55,849       412,230     2,665,088
Net assets applicable to contracts in payment period                 --            --            --            --        30,732
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    459,172  $  1,323,072  $     55,849  $    412,230  $  2,695,820
===============================================================================================================================
Accumulation units outstanding                                  396,901     1,155,299        95,358       704,303     4,062,591
===============================================================================================================================
Net asset value per accumulation unit                      $       1.16  $       1.15  $       0.59  $       0.59  $       0.66
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UNDM4           EGD         SNDM1         WNDM2         USVA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    435,863  $  5,769,444  $  1,654,069  $    321,230  $     16,054
                                                           --------------------------------------------------------------------
    at market value                                        $    390,974  $  3,838,918  $  1,192,371  $    197,030  $     16,186
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  5,614        10,329            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    396,588     3,849,247     1,192,371       197,030        16,186
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  367         4,192         1,635           259            12
    Administrative charge                                            46           503           169            26             2
    Contract terminations                                            --            --           140            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   413         4,695         1,944           285            14
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       396,175     3,844,552     1,190,427       196,745        16,172
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    396,175  $  3,844,552  $  1,190,427  $    196,745  $     16,172
===============================================================================================================================
Accumulation units outstanding                                  682,651     3,938,306     2,096,659       363,376        20,501
===============================================================================================================================
Net asset value per accumulation unit                      $       0.58  $       0.98  $       0.57  $       0.54  $       0.79
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 USVA2         WSVA6         USVA4         WSVA5         WSVA8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     51,036  $     23,484  $     33,576  $     25,273  $      3,096
                                                           --------------------------------------------------------------------
    at market value                                        $     52,504  $     21,811  $     34,764  $     24,365  $      3,069
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     40            --           533         2,987            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     52,544        21,811        35,297        27,352         3,069
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   41            21            31            25             5
    Administrative charge                                             6             3             4             3            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    47            24            35            28             5
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        52,497        21,787        35,262        27,324         3,064
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     52,497  $     21,787  $     35,262  $     27,324  $      3,064
===============================================================================================================================
Accumulation units outstanding                                   66,572        27,547        44,777        34,584         3,201
===============================================================================================================================
Net asset value per accumulation unit                      $       0.79  $       0.79  $       0.79  $       0.79  $       0.96
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSVA2         UABA1         UABA2         UABA3         UABA4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --  $     85,887  $    544,540  $     69,193  $    396,598
                                                           --------------------------------------------------------------------
    at market value                                        $         --  $     85,567  $    539,159  $     67,915  $    391,134
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --           193            --         6,079
Receivable from mutual funds and portfolios
  for share redemptions                                              --            70           458            66           344
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --        85,637       539,810        67,981       397,557
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            59           396            58           306
    Administrative charge                                            --            11            62             8            38
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --           193            --         6,079
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            70           651            66         6,423
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        85,567       539,159        67,915       391,134
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --  $     85,567  $    539,159  $     67,915  $    391,134
===============================================================================================================================
Accumulation units outstanding                                       --       112,917       711,278        89,669       516,794
===============================================================================================================================
Net asset value per accumulation unit                      $         --  $       0.76  $       0.76  $       0.76  $       0.76
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WABA5         WABA8         UAAC1         UAAC2         UAAC3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     10,166  $         17  $          6  $     24,433  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $     10,215  $         17  $          6  $     24,776  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              11            --            --            24            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,226            17             6        24,800            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10            --            --            21            --
    Administrative charge                                             1            --            --             3            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
for investments purchased                                            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11            --            --            24            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        10,215            17             6        24,776            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     10,215  $         17  $          6  $     24,776  $         --
===============================================================================================================================
Accumulation units outstanding                                   10,737            18             6        25,644            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.95  $       0.95  $       0.97  $       0.97  $         --
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UAAC4         WAAC5         WAAC8         UAAD1         UAAD2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     18,342  $         --  $         --  $     23,343  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $     18,495  $         --  $         --  $     22,768  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              22            --            --            19            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     18,517            --            --        22,787            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   20            --            --            16            --
    Administrative charge                                             2            --            --             3            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    22            --            --            19            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        18,495            --            --        22,768            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     18,495  $         --  $         --  $     22,768  $         --
===============================================================================================================================
Accumulation units outstanding                                   19,158            --            --        30,326            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.97  $         --  $         --  $       0.75  $         --
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UAAD3         UAAD4         WAAD5         WAAD8         UGIP1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     21,203  $     13,258  $         --  $         --  $  1,191,927
                                                           --------------------------------------------------------------------
    at market value                                        $     21,262  $     13,154  $         --  $         --  $    996,251
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --           105
Receivable from mutual funds and portfolios
  for share redemptions                                               3             3            --            --           865
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     21,265        13,157            --            --       997,221
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    3             3            --            --           735
    Administrative charge                                            --            --            --            --           130
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --           105
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3             3            --            --           970
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        21,262        13,154            --            --       996,251
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     21,262  $     13,154  $         --  $         --  $    996,251
===============================================================================================================================
Accumulation units outstanding                                   28,363        17,558            --            --     1,341,385
===============================================================================================================================
Net asset value per accumulation unit                      $       0.75  $       0.75  $         --  $         --  $       0.74
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UGIP2         UGIP3         UGIP4         WGIP5         WGIP8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  7,603,352  $  3,645,994  $ 10,110,368  $      2,083  $      1,107
                                                           --------------------------------------------------------------------
    at market value                                        $  6,104,915  $  2,880,686  $  8,027,175  $      2,120  $      1,076
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,566            --        13,625            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                           5,856         3,239         9,424             3             2
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  6,113,337     2,883,925     8,050,224         2,123         1,078
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                5,057         2,850         8,377             3             2
    Administrative charge                                           799           389         1,047            --            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       2,566            --        13,625            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,422         3,239        23,049             3             2
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     6,104,915     2,876,367     8,027,175         2,120         1,076
Net assets applicable to contracts in payment period                 --         4,319            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  6,104,915  $  2,880,686  $  8,027,175  $      2,120  $      1,076
===============================================================================================================================
Accumulation units outstanding                                8,240,945     3,897,922    10,906,192         2,223         1,129
===============================================================================================================================
Net asset value per accumulation unit                      $       0.74  $       0.74  $       0.74  $       0.95  $       0.95
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UPRG1         UPRG2         UPRG3         UPRG4           EPP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    620,949  $  2,941,075  $  1,378,049  $  5,027,796  $  2,107,797
                                                           --------------------------------------------------------------------
    at market value                                        $    449,521  $  1,993,594  $    909,470  $  3,422,848  $  1,237,662
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            13            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             395         1,904         1,032         5,821         5,097
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    449,916     1,995,498       910,515     3,428,669     1,242,759
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  336         1,644           908         3,599         1,402
    Administrative charge                                            59           260           124           450           168
    Contract terminations                                            --            --            --         1,772         3,527
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            13            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   395         1,904         1,045         5,821         5,097
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       449,521     1,993,594       909,470     3,422,848     1,237,662
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    449,521  $  1,993,594  $    909,470  $  3,422,848  $  1,237,662
===============================================================================================================================
Accumulation units outstanding                                1,002,649     4,458,868     2,042,048     7,705,539     2,311,533
===============================================================================================================================
Net asset value per accumulation unit                      $       0.45  $       0.45  $       0.45  $       0.44  $       0.54
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 SPGR1         UTEC1         UTEC2         UTEC3         UTEC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,888,559  $    202,926  $    813,936  $    411,542  $  1,340,754
                                                           --------------------------------------------------------------------
    at market value                                        $  2,207,451  $    109,721  $    450,190  $    200,643  $    708,564
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                          37,233           193           437           235         1,104
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,244,684       109,914       450,627       200,878       709,668
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,963            83           377           207           759
    Administrative charge                                           306            15            60            28            95
    Contract terminations                                        33,964            95            --            --           250
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                37,233           193           437           235         1,104
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,207,451       109,721       450,190       200,643       708,564
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,207,451  $    109,721  $    450,190  $    200,643  $    708,564
===============================================================================================================================
Accumulation units outstanding                                4,630,805       371,846     1,529,719       684,451     2,423,326
===============================================================================================================================
Net asset value per accumulation unit                      $       0.48  $       0.30  $       0.29  $       0.29  $       0.29
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   ETC         STEC1         UEBC1         UEBC2         UEBC3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,821,739  $  2,104,736  $     12,082  $    163,996  $     19,668
                                                           --------------------------------------------------------------------
    at market value                                        $    631,758  $  1,068,958  $     11,699  $    162,400  $     19,340
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --           202            --
Receivable from mutual funds and portfolios
  for share redemptions                                             786         1,874             9           139            20
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    632,544     1,070,832        11,708       162,741        19,360
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  702         1,698             8           120            17
    Administrative charge                                            84           176             1            19             3
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --           202            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   786         1,874             9           341            20
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       631,758     1,068,958        11,699       162,400        19,340
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    631,758  $  1,068,958  $     11,699  $    162,400  $     19,340
===============================================================================================================================
Accumulation units outstanding                                1,387,024     3,655,170        12,220       169,677        20,216
===============================================================================================================================
Net asset value per accumulation unit                      $       0.46  $       0.29  $       0.96  $       0.96  $       0.96
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEBC4         WEBC5         WEBC8         UECG1         UECG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    104,612  $      9,295  $      3,433  $     36,121  $    278,709
                                                           --------------------------------------------------------------------
    at market value                                        $    102,993  $      9,104  $      3,298  $     36,601  $    285,277
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    900            --            --         8,036           242
Receivable from mutual funds and portfolios
  for share redemptions                                             103             9             5            23           246
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    103,996         9,113         3,303        44,660       285,765
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   92             8             5            20           212
    Administrative charge                                            11             1            --             3            34
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         900            --            --         8,036           242
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,003             9             5         8,059           488
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       102,993         9,104         3,298        36,601       285,277
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    102,993  $      9,104  $      3,298  $     36,601  $    285,277
===============================================================================================================================
Accumulation units outstanding                                  107,732         9,524         3,454        38,322       298,810
===============================================================================================================================
Net asset value per accumulation unit                      $       0.96  $       0.96  $       0.95  $       0.96  $       0.95
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UECG3         UECG4         WECG5         WECG8         UECB1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     37,232  $    204,485  $     12,765  $      3,289  $    250,926
                                                           --------------------------------------------------------------------
    at market value                                        $     37,612  $    206,336  $     12,780  $      3,272  $    250,512
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         5,550            --            --        22,809
Receivable from mutual funds and portfolios
  for share redemptions                                              36           207            14             5           192
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     37,648       212,093        12,794         3,277       273,513
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   32           184            12             5           163
    Administrative charge                                             4            23             2            --            29
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --         5,550            --            --        22,809
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    36         5,757            14             5        23,001
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        37,612       206,336        12,780         3,272       250,512
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     37,612  $    206,336  $     12,780  $      3,272  $    250,512
===============================================================================================================================
Accumulation units outstanding                                   39,420       216,367        13,403         3,435       241,012
===============================================================================================================================
Net asset value per accumulation unit                      $       0.95  $       0.95  $       0.95  $       0.95  $       1.04
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UECB2         UECB3         UECB4         WECB5         WECB8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    926,367  $    312,574  $    784,383  $    110,216  $         15
                                                           --------------------------------------------------------------------
    at market value                                        $    926,766  $    312,785  $    785,018  $    109,715  $         15
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  9,328            84         4,641            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             821           210           885           127            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    936,915       313,079       790,544       109,842            15
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  709           185           787           113            --
    Administrative charge                                           112            25            98            14            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       9,328            84         4,641            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                10,149           294         5,526           127            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       926,766       312,785       785,018       109,715            15
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    926,766  $    312,785  $    785,018  $    109,715  $         15
===============================================================================================================================
Accumulation units outstanding                                  892,000       301,184       756,364       105,734            15
===============================================================================================================================
Net asset value per accumulation unit                      $       1.04  $       1.04  $       1.04  $       1.04  $       1.04
===============================================================================================================================

See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UEEI1        UEEI2         UEEI3         UEEI4         WEEI5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     34,486  $    374,325  $     28,717  $    172,003  $      9,341
                                                           --------------------------------------------------------------------
    at market value                                        $     33,088  $    374,717  $     28,239  $    167,353  $      9,156
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     24         7,503            --         3,401            --
Receivable from mutual funds and portfolios
  for share redemptions                                              26           327            24           177            11
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     33,138       382,547        28,263       170,931         9,167
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   22           282            21           157             9
    Administrative charge                                             4            45             3            20             1
    Contract terminations                                            --            --            --            --             1
Payable to mutual funds and portfolios
  for investments purchased                                          --         7,503            --         3,401            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    26         7,830            24         3,578            11
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        33,112       374,717        28,239       167,353         9,156
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     33,112  $    374,717  $     28,239  $    167,353  $      9,156
===============================================================================================================================
Accumulation units outstanding                                   34,293       388,239        29,269       173,562         9,497
===============================================================================================================================
Net asset value per accumulation unit                      $       0.97  $       0.97  $       0.96  $       0.96  $       0.96
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEEI8         UEFF1         UEFF2         UEFF3         UEFF4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     20,264  $      9,870  $    131,080  $      7,886  $     26,596
                                                           --------------------------------------------------------------------
    at market value                                        $     19,768  $      9,645  $    131,768  $      7,823  $     25,713
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            42            --
Receivable from mutual funds and portfolios
  for share redemptions                                              11             8           126             9            31
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     19,779         9,653       131,894         7,874        25,744
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10             7           109             8            28
    Administrative charge                                             1             1            17             1             3
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            42            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11             8           126            51            31
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        19,768         9,645       131,768         7,823        25,713
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     19,768  $      9,645  $    131,768  $      7,823  $     25,713
===============================================================================================================================
Accumulation units outstanding                                   20,525         9,636       131,706         7,825        25,728
===============================================================================================================================
Net asset value per accumulation unit                      $       0.96  $       1.00  $       1.00  $       1.00  $       1.00
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEFF5         WEFF8         UEFD1         UEFD2         UEFD3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         33  $         --  $         --  $         --  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $         33  $         --  $         --  $         --  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         33            --            --            --            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            --            --            --            --
    Administrative charge                                            --            --            --            --            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            33            --            --            --            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         33  $         --  $         --  $         --  $         --
===============================================================================================================================
Accumulation units outstanding                                       33            --            --            --            --
===============================================================================================================================
Net asset value per accumulation unit                      $       1.00  $         --  $         --  $         --  $         --
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEFD4         WEFD5         WEFD8         UEGO1         UEGO2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --  $         --  $         --  $     11,689  $    180,086
                                                           --------------------------------------------------------------------
    at market value                                        $         --  $         --  $         --  $     11,366  $    176,883
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --           242
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --             9           148
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --            --            --        11,375       177,273
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            --            --             8           128
    Administrative charge                                            --            --            --             1            20
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --           242
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            --            --             9           390
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --            --            --        11,366       176,883
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --  $         --  $         --  $     11,366  $    176,883
===============================================================================================================================
Accumulation units outstanding                                       --            --            --        12,337       192,063
===============================================================================================================================
Net asset value per accumulation unit                      $         --  $         --  $         --  $       0.92  $       0.92
===============================================================================================================================

See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UEGO3         UEGO4         WEGO5         WEGO8         UEGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     22,111  $    116,212  $      9,629  $         18  $      7,545
                                                           --------------------------------------------------------------------
    at market value                                        $     21,469  $    113,684  $      9,356  $         17  $      7,509
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         1,050            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              23           113            10            --             6
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     21,492       114,847         9,366            17         7,515
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   20           100             9            --             5
    Administrative charge                                             3            13             1            --             1
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --         1,050            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    23         1,163            10            --             6
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        21,469       113,684         9,356            17         7,509
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     21,469  $    113,684  $      9,356  $         17  $      7,509
===============================================================================================================================
Accumulation units outstanding                                   23,324       123,587        10,171            18         7,609
===============================================================================================================================
Net asset value per accumulation unit                      $       0.92  $       0.92  $       0.92  $       0.92  $       0.99
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UEGR2         UEGR3         UEGR4         WEGR5         WEGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    171,103  $     25,223  $     45,050  $      3,482  $          7
                                                           --------------------------------------------------------------------
    at market value                                        $    170,512  $     25,404  $     45,884  $      3,524  $          8
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --        15,000           450            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             165            11            46             4            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    170,677        40,415        46,380         3,528             8
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  130            10            41             4             1
    Administrative charge                                            20             1             5            --            --
    Contract terminations                                            15            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --        15,000           450            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   165        15,011           496             4             1
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       170,512        25,404        45,884         3,524             7
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    170,512  $     25,404  $     45,884  $      3,524  $          7
===============================================================================================================================
Accumulation units outstanding                                  172,880        25,767        46,547         3,576             7
===============================================================================================================================
Net asset value per accumulation unit                      $       0.99  $       0.99  $       0.99  $       0.99  $       0.98
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEGW1         UEGW2         UEGW3         UEGW4         WEGW5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      2,794  $     34,291  $        503  $      1,579  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $      2,798  $     34,005  $        495  $      1,599  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            42            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                               2            31             1             2            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,800        34,036           538         1,601            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    2            27             1             2            --
    Administrative charge                                            --             4            --            --            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            42            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2            31            43             2            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         2,798        34,005           495         1,599            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      2,798  $     34,005  $        495  $      1,599  $         --
===============================================================================================================================
Accumulation units outstanding                                    2,913        35,424           516         1,666            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.96  $       0.96  $       0.96  $       0.96  $         --
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEGW8         UEHI1         UEHI2         UEHI3         UEHI4
ASSETS

Investments in shares of mutual funds and portfolios:
    at cost                                                $     20,230  $     97,879  $    210,603  $    138,301  $    346,431
                                                           --------------------------------------------------------------------
    at market value                                        $     19,865  $     98,419  $    209,354  $    137,616  $    347,494
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --         1,347
Receivable from mutual funds and portfolios
  for share redemptions                                              11            85           183            93           400
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     19,876        98,504       209,537       137,709       349,241
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10            72           158            82           356
    Administrative charge                                             1            13            25            11            44
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --         1,347
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11            85           183            93         1,747
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        19,865        98,419       209,354       137,616       347,494
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     19,865  $     98,419  $    209,354  $    137,616  $    347,494
===============================================================================================================================
Accumulation units outstanding                                   20,729        94,887       201,924       132,819       335,515
===============================================================================================================================
Net asset value per accumulation unit                      $       0.96  $       1.04  $       1.04  $       1.04  $       1.04
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WEHI5         WEHI8         UEIG1         UEIG2         UEIG3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    105,881  $         --  $     29,092  $    200,415  $     37,636
                                                           --------------------------------------------------------------------
    at market value                                        $    106,684  $         --  $     28,469  $    198,036  $     36,990
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --           202            --
Receivable from mutual funds and portfolios
  for share redemptions                                             122            --            24           170            37
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    106,806            --        28,493       198,408        37,027
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  109            --            20           147            33
    Administrative charge                                            13            --             4            23             4
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --           202            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   122            --            24           372            37
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       106,684            --        28,469       198,036        36,990
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    106,684  $         --  $     28,469  $    198,036  $     36,990
===============================================================================================================================
Accumulation units outstanding                                  103,029            --        30,551       212,595        39,733
===============================================================================================================================
Net asset value per accumulation unit                      $       1.04  $       1.03  $       0.93  $       0.93  $       0.93
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEIG4         WEIG5         WEIG8         UEMA1         UEMA2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    137,299  $     11,002  $         16  $      6,956  $     60,894
                                                           --------------------------------------------------------------------
    at market value                                        $    134,955  $     10,840  $         15  $      6,814  $     61,202
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  4,050            --            --            --            81
Receivable from mutual funds and portfolios
  for share redemptions                                             135            12            --             6            53
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    139,140        10,852            15         6,820        61,336
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  120            11            --             5            46
    Administrative charge                                            15             1            --             1             7
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       4,050            --            --            --            81
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,185            12            --             6           134
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       134,955        10,840            15         6,814        61,202
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    134,955  $     10,840  $         15  $      6,814  $     61,202
===============================================================================================================================
Accumulation units outstanding                                  145,047        11,651            16         7,144        64,174
===============================================================================================================================
Net asset value per accumulation unit                      $       0.93  $       0.93  $       0.93  $       0.95  $       0.95
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEMA3         UEMA4         WEMA5         WEMA8         UEOE1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     10,206  $     81,213  $      3,456  $          7  $     83,427
                                                           --------------------------------------------------------------------
    at market value                                        $     10,195  $     79,415  $      3,421  $          7  $     83,121
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           450            --            --         4,018
Receivable from mutual funds and portfolios
  for share redemptions                                              11            85             4            --            68
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,206        79,950         3,425             7        87,207
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10            76             4            --            58
    Administrative charge                                             1             9            --            --            10
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --           450            --            --         4,018
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11           535             4            --         4,086
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        10,195        79,415         3,421             7        83,121
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     10,195  $     79,415  $      3,421  $          7  $     83,121
===============================================================================================================================
Accumulation units outstanding                                   10,696        83,373         3,592             8        86,185
===============================================================================================================================
Net asset value per accumulation unit                      $       0.95  $       0.95  $       0.95  $       0.95  $       0.96
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEOE2         UEOE3         UEOE4         WEOE5         WEOE8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    344,930  $     41,702  $    277,852  $     13,386  $      2,851
                                                           --------------------------------------------------------------------
    at market value                                        $    338,454  $     40,784  $    265,804  $     12,975  $      2,654
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  7,544            --         5,550            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             290            42           287            16             4
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    346,288        40,826       271,641        12,991         2,658
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  250            37           255            13             4
    Administrative charge                                            40             5            32             2            --
    Contract terminations                                            --            --            --             1            --
Payable to mutual funds and portfolios
  for investments purchased                                       7,544            --         5,550            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 7,834            42         5,837            16             4
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       338,454        40,784       265,804        12,975         2,654
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    338,454  $     40,784  $    265,804  $     12,975  $      2,654
===============================================================================================================================
Accumulation units outstanding                                  351,068        42,317       275,988        13,474         2,759
===============================================================================================================================
Net asset value per accumulation unit                      $       0.96  $       0.96  $       0.96  $       0.96  $       0.96
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UESM1         UESM2         UESM3         UESM4         WESM5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     71,092  $    459,175  $    150,413  $    379,930  $      6,405
                                                           --------------------------------------------------------------------
    at market value                                        $     71,471  $    459,671  $    150,109  $    377,928  $      6,381
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 15,876         7,382        35,000         4,984            --
Receivable from mutual funds and portfolios
  for share redemptions                                              47           394           108           398             7
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     87,394       467,447       185,217       383,310         6,388
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   40           340            95           354             6
    Administrative charge                                             7            54            13            44             1
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                      15,876         7,382        35,000         4,984            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                15,923         7,776        35,108         5,382             7
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        71,471       459,671       150,109       377,928         6,381
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     71,471  $    459,671  $    150,109  $    377,928  $      6,381
===============================================================================================================================
Accumulation units outstanding                                   74,849       481,601       157,364       396,379         6,692
===============================================================================================================================
Net asset value per accumulation unit                      $       0.95  $       0.95  $       0.95  $       0.95  $       0.95
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WESM8         UESE1         UESE2         UESE3         UESE4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      2,324  $         --  $      2,921  $         --  $     12,659
                                                           --------------------------------------------------------------------
    at market value                                        $      2,299  $         --  $      2,954  $         --  $     12,419
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                               3            --             3            --             3
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,302            --         2,957            --        12,422
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    3            --             3            --             3
    Administrative charge                                            --            --            --            --            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3            --             3            --             3
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         2,299            --         2,954            --        12,419
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      2,299  $         --  $      2,954  $         --  $     12,419
===============================================================================================================================
Accumulation units outstanding                                    2,413            --         3,078            --        12,952
===============================================================================================================================
Net asset value per accumulation unit                      $       0.95  $         --  $       0.96  $         --  $       0.96
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WESE5         WESE8         UEST1         UEST2         UEST3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --  $         --  $         --  $    150,401  $     79,660
                                                           --------------------------------------------------------------------
    at market value                                        $         --  $         --  $         --  $    148,662  $     79,772
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --             1           127            37
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --            --             1       148,789        79,809
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            --            --           110            33
    Administrative charge                                            --            --            --            17             4
    Contract terminations                                            --            --             1            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            --             1           127            37
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --            --            --       148,662        79,772
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --  $         --  $         --  $    148,662  $     79,772
===============================================================================================================================
Accumulation units outstanding                                       --            --            --       137,171        73,652
===============================================================================================================================
Net asset value per accumulation unit                      $         --  $         --  $       1.08  $       1.08  $       1.08
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEST4         WEST5         WEST8         UFCO1         UFCO2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    353,013  $      4,202  $         --  $    183,614  $    643,517
                                                           --------------------------------------------------------------------
    at market value                                        $    352,160  $      4,175  $         --  $    180,517  $    638,945
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --           201
Receivable from mutual funds and portfolios
  for share redemptions                                             129             5             1           148           510
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    352,289         4,180             1       180,665       639,656
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  115             4             1           126           440
    Administrative charge                                            14             1            --            22            70
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --           201
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   129             5             1           148           711
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       352,160         4,175            --       180,517       638,945
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    352,160  $      4,175  $         --  $    180,517  $    638,945
===============================================================================================================================
Accumulation units outstanding                                  325,283         3,857            --       208,942       740,136
===============================================================================================================================
Net asset value per accumulation unit                      $       1.08  $       1.08  $       1.08  $       0.86  $       0.86
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFCO3         UFCO4         WFCO5         WFCO8         UFGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     99,953  $    342,611  $      8,071  $         --  $     14,246
                                                           --------------------------------------------------------------------
    at market value                                        $     99,475  $    340,501  $      8,113  $         --  $     13,379
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              87           244             6            --            11
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     99,562       340,745         8,119            --        13,390
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   77           217             5            --             9
    Administrative charge                                            10            27             1            --             2
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    87           244             6            --            11
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        99,475       340,501         8,113            --        13,379
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     99,475  $    340,501  $      8,113  $         --  $     13,379
===============================================================================================================================
Accumulation units outstanding                                  115,323       394,991         8,370            --        17,905
===============================================================================================================================
Net asset value per accumulation unit                      $       0.86  $       0.86  $       0.97  $         --  $       0.75
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFGR2         UFGR3         UFGR4         WFGR5         WFGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     83,293  $     24,001  $     88,681  $     10,127  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $     80,439  $     23,215  $     80,409  $      9,926  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              72            17            95             8            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     80,511        23,232        80,504         9,934            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   62            15            84             7            --
    Administrative charge                                            10             2            11             1            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    72            17            95             8            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        80,439        23,215        80,409         9,926            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     80,439  $     23,215  $     80,409  $      9,926  $         --
===============================================================================================================================
Accumulation units outstanding                                  107,718        31,116       107,846        13,654            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.75  $       0.75  $       0.75  $       0.73  $         --
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFMC1         UFMC2         WMDC6         UFMC4         WMDC5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     79,314  $    652,752  $  1,488,607  $    426,815  $    252,211
                                                           --------------------------------------------------------------------
    at market value                                        $     79,594  $    655,457  $  1,366,295  $    425,620  $    236,032
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           920            --         2,219         2,987
Receivable from mutual funds and portfolios
  for share redemptions                                              67           512         1,487           426           279
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     79,661       656,889     1,367,782       428,265       239,298
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   57           442         1,300           379           249
    Administrative charge                                            10            70           177            47            30
    Contract terminations                                            --            --            10            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --           920            --         2,219         2,987
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    67         1,432         1,487         2,645         3,266
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        79,594       655,457     1,366,295       425,620       236,032
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     79,594  $    655,457  $  1,366,295  $    425,620  $    236,032
===============================================================================================================================
Accumulation units outstanding                                   93,784       772,633     1,445,477       502,532       250,328
===============================================================================================================================
Net asset value per accumulation unit                      $       0.85  $       0.85  $       0.95  $       0.85  $       0.94
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WMDC8         WMDC2         UVAS1         UVAS2         PVAS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     24,414  $     43,607  $     19,005  $     99,773  $     62,639
                                                           --------------------------------------------------------------------
    at market value                                        $     24,437  $     39,601  $     19,206  $    101,828  $     60,615
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --           862            --
Receivable from mutual funds and portfolios
  for share redemptions                                              17            58            14            93            64
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     24,454        39,659        19,220       102,783        60,679
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   15            53            12            80            56
    Administrative charge                                             2             5             2            13             8
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --           862            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    17            58            14           955            64
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        24,437        39,601        19,206       101,828        60,615
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     24,437  $     39,601  $     19,206  $    101,828  $     60,615
===============================================================================================================================
Accumulation units outstanding                                   27,389        42,182        24,016       127,416        46,786
===============================================================================================================================
Net asset value per accumulation unit                      $       0.89  $       0.94  $       0.80  $       0.80  $       1.30
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UVAS4         WVAS5         WVAS8         WVAS2         UMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     48,436  $     51,280  $         --  $      3,202  $    806,491
                                                           --------------------------------------------------------------------
    at market value                                        $     48,893  $     48,459  $         --  $      3,233  $    762,284
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     26            --            --            --         4,018
Receivable from mutual funds and portfolios
  for share redemptions                                              47            57            --             4           657
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     48,966        48,516            --         3,237       766,959
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   42            51            --             4           558
    Administrative charge                                             5             6            --            --            99
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          26            --            --            --         4,018
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    73            57            --             4         4,675
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        48,893        48,459            --         3,233       762,284
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     48,893  $     48,459  $         --  $      3,233  $    762,284
===============================================================================================================================
Accumulation units outstanding                                   61,299        55,181            --         4,082       752,851
===============================================================================================================================
Net asset value per accumulation unit                      $       0.80  $       0.88  $         --  $       0.79  $       1.01
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UMSS2         PMSS1         UMSS4         EMU           SMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  6,387,251  $  2,798,906  $  7,050,675  $  1,160,955  $    861,709
                                                           --------------------------------------------------------------------
    at market value                                        $  5,736,647  $  2,546,970  $  6,347,391  $  1,036,562  $    750,820
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                116,523            --        12,494           226            --
Receivable from mutual funds and portfolios
  for share redemptions                                           5,300        27,717         7,210         1,235        58,832
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,858,470     2,574,687     6,367,095     1,038,023       809,652
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,577         2,413         6,409         1,103         1,098
    Administrative charge                                           723           329           801           132           114
    Contract terminations                                            --        24,975            --            --        57,620
Payable to mutual funds and portfolios
  for investments purchased                                     116,523            --        12,494           226            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               121,823        27,717        19,704         1,461        58,832
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,736,647     2,546,970     6,347,391     1,036,562       750,820
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,736,647  $  2,546,970  $  6,347,391  $  1,036,562  $    750,820
===============================================================================================================================
Accumulation units outstanding                                5,680,829     2,393,082     6,326,579       966,393       690,469
===============================================================================================================================
Net asset value per accumulation unit                      $       1.01  $       1.06  $       1.00  $       1.07  $       1.09
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
DECEMBER 31, 2002 (CONTINUED)                                 WMSS2         UINT1         UINT2         UINT3         UINT4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    136,474  $    428,694  $  1,713,285  $    744,917  $  2,090,419
                                                           --------------------------------------------------------------------
    at market value                                        $    125,078  $    350,081  $  1,401,778  $    587,642  $  1,605,307
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --         4,396            13            --
Receivable from mutual funds and portfolios
  for share redemptions                                             178           305         1,326           635         1,869
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    125,256       350,386     1,407,500       588,290     1,607,176
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  162           259         1,145           559         1,661
    Administrative charge                                            16            46           181            76           208
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --         4,396            13            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   178           305         5,722           648         1,869
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       125,078       350,081     1,401,778       587,642     1,605,307
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    125,078  $    350,081  $  1,401,778  $    587,642  $  1,605,307
===============================================================================================================================
Accumulation units outstanding                                  123,227       512,796     2,058,559       866,374     2,372,839
===============================================================================================================================
Net asset value per accumulation unit                      $       1.02  $       0.68  $       0.68  $       0.68  $       0.68
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WINT5         WINT8         UNDS1         UNDS2         PSND1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    270,685  $    327,228  $    141,175  $    473,229  $    345,419
                                                           --------------------------------------------------------------------
    at market value                                        $    240,268  $    276,091  $    105,616  $    362,738  $    260,364
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --           156            --
Receivable from mutual funds and portfolios
  for share redemptions                                             336           454            93           346           278
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    240,604       276,545       105,709       363,240       260,642
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  300           411            79           299           245
    Administrative charge                                            36            43            14            47            33
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --           156            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   336           454            93           502           278
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       240,268       276,091       105,616       362,738       258,128
Net assets applicable to contracts in payment period                 --            --            --            --         2,236
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    240,268  $    276,091  $    105,616  $    362,738  $    260,364
===============================================================================================================================
Accumulation units outstanding                                  286,481       330,157       165,229       568,899       441,310
===============================================================================================================================
Net asset value per accumulation unit                      $       0.84  $       0.84  $       0.64  $       0.64  $       0.58
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UNDS4         WSND5         WSND8         UTRS1         UTRS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    699,458  $     16,029  $         --  $  1,699,250     8,392,661
                                                           --------------------------------------------------------------------
    at market value                                        $    526,961  $     14,828  $         --  $  1,640,475     7,937,214
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     53            --            --            18        11,658
Receivable from mutual funds and portfolios
  for share redemptions                                             622            13            --         1,414         7,554
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    527,636        14,841            --     1,641,907     7,956,426
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  553            12            --         1,202         6,524
    Administrative charge                                            69             1            --           212         1,030
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          53            --            --            18        11,658
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   675            13            --         1,432        19,212
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       526,961        14,828            --     1,640,475     7,937,214
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    526,961  $     14,828  $         --  $  1,640,475  $  7,937,214
===============================================================================================================================
Accumulation units outstanding                                  831,812        20,207            --     1,584,665     7,686,634
===============================================================================================================================
Net asset value per accumulation unit                      $       0.63  $       0.73  $         --  $       1.04  $       1.03
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 PSTR1         UTRS4         WSTR5         WSTR8         USUT1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,108,424  $  9,392,629  $     10,125  $      5,038  $        322
                                                           --------------------------------------------------------------------
    at market value                                        $  3,872,591  $  8,870,346  $     10,117  $      5,132  $        329
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --        12,681            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                          29,324        10,042             7             7            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,901,915     8,893,069        10,124         5,139           329
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,805         8,926             6             6            --
    Administrative charge                                           519         1,116             1             1            --
    Contract terminations                                        25,000            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --        12,681            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                29,324        22,723             7             7            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,872,591     8,870,346        10,117         5,132           329
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,872,591  $  8,870,346  $     10,117  $      5,132  $        329
===============================================================================================================================
Accumulation units outstanding                                3,948,613     8,646,223        10,912         5,543           376
===============================================================================================================================
Net asset value per accumulation unit                      $       0.98  $       1.03  $       0.93  $       0.93  $       0.87
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 USUT2         PSUT1         USUT4         WSUT5         WSUT8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     19,433  $    155,452  $      4,425  $      5,009  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $     19,798  $    119,424  $      4,640  $      4,730  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              13           130             5             6            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     19,811       119,554         4,645         4,736            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   11           114             5             5            --
    Administrative charge                                             2            16            --             1            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    13           130             5             6            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        19,798       119,424         4,640         4,730            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     19,798  $    119,424  $      4,640  $      4,730  $         --
===============================================================================================================================
Accumulation units outstanding                                   22,636       209,085         5,315         5,557            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.87  $       0.57  $       0.87  $       0.85  $         --
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UOCA1         UOCA2         UOCA3         UOCA4         WOCA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      7,077  $    108,730  $     31,618  $    125,803  $         41
                                                           --------------------------------------------------------------------
    at market value                                        $      6,934  $    110,666  $     30,384  $    127,372  $         42
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                               5            92            32           131            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,939       110,758        30,416       127,503            42
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    4            79            28           116            --
    Administrative charge                                             1            13             4            15            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5            92            32           131            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         6,934       110,666        30,384       127,372            42
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      6,934  $    110,666  $     30,384  $    127,372  $         42
===============================================================================================================================
Accumulation units outstanding                                    8,840       141,201        38,802       162,815            43
===============================================================================================================================
Net asset value per accumulation unit                      $       0.78  $       0.78  $       0.78  $       0.78  $       0.97
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WOCA8         UOGS1         UOGS2         WOGS6         UOGS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --  $     19,581  $     98,656  $    159,736  $     45,097
                                                           --------------------------------------------------------------------
    at market value                                        $         --  $     19,049  $     94,618  $    146,645  $     42,967
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            17            87           146            31
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --        19,066        94,705       146,791        42,998
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            14            75           128            27
    Administrative charge                                            --             3            12            18             4
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            17            87           146            31
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        19,049        94,618       146,645        42,967
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --  $     19,049  $     94,618  $    146,645  $     42,967
===============================================================================================================================
Accumulation units outstanding                                       --        24,816       123,313       189,702        56,098
===============================================================================================================================
Net asset value per accumulation unit                      $         --  $       0.77  $       0.77  $       0.77  $       0.77
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WOGS5         WOGS8         WOGS2         UOSM1         UOSM2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      9,460  $      8,068  $         --  $     27,767  $    159,624
                                                           --------------------------------------------------------------------
    at market value                                        $      9,354  $      7,954  $         --  $     26,298  $    158,253
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            40
Receivable from mutual funds and portfolios
  for share redemptions                                              20             4            --            23           126
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      9,374         7,958            --        26,321       158,419
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   18             4            --            20           109
    Administrative charge                                             2            --            --             3            17
    Contract terminations                                            39            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            40
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    59             4            --            23           166
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         9,315         7,954            --        26,298       158,253
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      9,315  $      7,954  $         --  $     26,298  $    158,253
===============================================================================================================================
Accumulation units outstanding                                   12,062         8,597            --        33,098       199,299
===============================================================================================================================
Net asset value per accumulation unit                      $       0.77  $       0.93  $         --  $       0.79  $       0.79
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UOSM3         UOSM4         WOSM5         WOSM8         USTB1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     53,077  $     70,607  $      3,481  $     12,103  $     38,264
                                                           --------------------------------------------------------------------
    at market value                                        $     51,666  $     68,673  $      3,436  $     11,918  $     39,311
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           300            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              50            70             4             6            31
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     51,716        69,043         3,440        11,924        39,342
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   44            62             4             5            26
    Administrative charge                                             6             8            --             1             5
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --           300            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    50           370             4             6            31
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        51,666        68,673         3,436        11,918        39,311
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     51,666  $     68,673  $      3,436  $     11,918  $     39,311
===============================================================================================================================
Accumulation units outstanding                                   65,056        86,643         3,609        12,529        37,947
===============================================================================================================================
Net asset value per accumulation unit                      $       0.79  $       0.79  $       0.95  $       0.95  $       1.04
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 USTB2         WSTB6         USTB4         WSTB5         WSTB8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    160,415  $    209,366  $    146,662  $     10,155  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $    166,610  $    218,797  $    152,696  $     10,383  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
 for contract purchase payments                                      --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             148           238           178            11            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    166,758       219,035       152,874        10,394            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  121           209           158            10            --
    Administrative charge                                            19            29            20             1            --
    Contract terminations                                             8            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   148           238           178            11            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       166,610       218,797       152,696        10,383            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    166,610  $    218,797  $    152,696  $     10,383  $         --
===============================================================================================================================
Accumulation units outstanding                                  160,916       212,137       147,708        10,076            --
===============================================================================================================================
Net asset value per accumulation unit                      $       1.04  $       1.03  $       1.03  $       1.03  $         --
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSTB2         UGIN1         UGIN2         PGIN1         UGIN4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --  $    351,834  $  1,927,735  $  1,484,543  $  1,775,606
                                                           --------------------------------------------------------------------
    at market value                                        $         --  $    300,804  $  1,576,097  $  1,207,744  $  1,478,390
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --           540             6         6,557
Receivable from mutual funds and portfolios
  for share redemptions                                              --           259         1,496         1,310         1,742
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --       301,063     1,578,133     1,209,060     1,486,689
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --           220         1,292         1,153         1,548
    Administrative charge                                            --            39           204           157           194
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --           540             6         6,557
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --           259         2,036         1,316         8,299
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --       300,804     1,576,097     1,207,744     1,478,390
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --  $    300,804  $  1,576,097  $  1,207,744  $  1,478,390
===============================================================================================================================
Accumulation units outstanding                                       --       378,819     1,990,589     1,583,024     1,879,367
===============================================================================================================================
Net asset value per accumulation unit                      $         --  $       0.79  $       0.79  $       0.76  $       0.79
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EPG          WGIN8         UHSC1         UHSC2         WHSC6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  7,299,936  $         --  $         --  $     30,511  $     50,131
                                                           --------------------------------------------------------------------
    at market value                                        $  5,290,870  $         --  $         --  $     30,068  $     43,924
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     63            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                           6,497            --            --            26            47
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,297,430            --            --        30,094        43,971
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                5,801            --            --            22            41
    Administrative charge                                           696            --            --             4             6
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          63            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,560            --            --            26            47
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,291,727            --            --        30,068        43,924
Net assets applicable to contracts in payment period               (857)           --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,290,870  $         --  $         --  $     30,068  $     43,924
===============================================================================================================================
Accumulation units outstanding                                5,706,345            --            --        30,828        52,411
===============================================================================================================================
Net asset value per accumulation unit                      $       0.93  $         --  $         --  $       0.98  $       0.84
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UHSC4         WHSC5         WHSC8         WHSC2         UIGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      6,990  $     10,414  $         --  $     28,689  $     26,898
                                                           --------------------------------------------------------------------
    at market value                                        $      6,973  $     10,240  $         --  $     27,685  $     26,171
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            71
Receivable from mutual funds and portfolios
  for share redemptions                                               5            15            --            40            22
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,978        10,255            --        27,725        26,264
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    4            13            --            36            19
    Administrative charge                                             1             2            --             4             3
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5            15            --            40            22
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         6,973        10,240            --        27,685        26,242
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      6,973  $     10,240  $         --  $     27,685  $     26,242
===============================================================================================================================
Accumulation units outstanding                                    7,155        12,234            --        33,129        32,966
===============================================================================================================================
Net asset value per accumulation unit                      $       0.97  $       0.84  $         --  $       0.84  $       0.80
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UIGR2         PIGR1         UIGR4          EPL          WIGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    345,842  $  5,440,195  $    429,963  $  1,974,066  $      5,859
                                                           --------------------------------------------------------------------
    at market value                                        $    346,700  $  3,662,172  $    431,700  $  1,401,442  $      5,709
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    202            --         4,941         4,626            --
Receivable from mutual funds and portfolios
  for share redemptions                                             287         4,014           431         1,680             8
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    347,189     3,666,186       437,072     1,407,748         5,717
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  248         3,532           383         1,500             7
    Administrative charge                                            39           482            48           180             1
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         202            --         4,941         4,626            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   489         4,014         5,372         6,306             8
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       346,700     3,653,294       431,700     1,401,442         5,709
Net assets applicable to contracts in payment period                 --         8,878            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    346,700  $  3,662,172  $    431,700  $  1,401,442  $      5,709
===============================================================================================================================
Accumulation units outstanding                                  435,810     4,994,086       543,545     1,855,909         6,745
===============================================================================================================================
Net asset value per accumulation unit                      $       0.80  $       0.73  $       0.79  $       0.76  $       0.85
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WIGR2         UVCP1         UVCP2         UVCP3         UVCP4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    475,689  $      1,060  $    196,089  $    170,240  $    161,877
                                                           --------------------------------------------------------------------
    at market value                                        $    315,265  $      1,050  $    198,994  $    181,945  $    166,150
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --           201            --           834
Receivable from mutual funds and portfolios
  for share redemptions                                             834             1           174           145           147
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    316,099         1,051       199,369       182,090       167,131
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  413             1           150           128           131
    Administrative charge                                            41            --            24            17            16
    Contract terminations                                           380            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --           201            --           834
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   834             1           375           145           981
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       315,265         1,050       198,994       181,945       166,150
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    315,265  $      1,050  $    198,994  $    181,945  $    166,150
===============================================================================================================================
Accumulation units outstanding                                  665,507         1,069       202,824       185,632       169,495
===============================================================================================================================
Net asset value per accumulation unit                      $       0.47  $       0.98  $       0.98  $       0.98  $       0.98
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WVCP5         WVCP8         UVGI1         UVGI2         UVGI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --  $      2,836  $      1,612  $     42,317  $      4,109
                                                           --------------------------------------------------------------------
    at market value                                        $         --  $      2,720  $      1,612  $     41,297  $      4,186
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             4             1            40             4
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --         2,724         1,613        41,337         4,190
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             4             1            35             4
    Administrative charge                                            --            --            --             5            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             4             1            40             4
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         2,720         1,612        41,297         4,186
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --  $      2,720  $      1,612  $     41,297  $      4,186
===============================================================================================================================
Accumulation units outstanding                                       --         2,777         1,673        42,900         4,341
===============================================================================================================================
Net asset value per accumulation unit                      $         --  $       0.98  $       0.96  $       0.96  $       0.96
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UVGI4         WVGI5         WVGI8         UVRE1         UVRE2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     69,613  $         --  $         --  $         --  $     56,892
                                                           --------------------------------------------------------------------
    at market value                                        $     70,995  $         --  $         --  $         --  $     54,892
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --           919
Receivable from mutual funds and portfolios
  for share redemptions                                              82            --            --            --            48
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     71,077            --            --            --        55,859
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   73            --            --            --            41
    Administrative charge                                             9            --            --            --             7
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --           919
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    82            --            --            --           967
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        70,995            --            --            --        54,892
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     70,995  $         --  $         --  $         --  $     54,892
===============================================================================================================================
Accumulation units outstanding                                   73,813            --            --            --        57,127
===============================================================================================================================
Net asset value per accumulation unit                      $       0.96  $         --  $         --  $         --  $       0.96
===============================================================================================================================



                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                         ------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                               UVRE3         UVRE4         WVRE5         WVRE8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                              $         --  $      1,251  $      1,469  $         --
                                                                         ------------------------------------------------------
    at market value                                                      $         --  $      1,222  $      1,438  $         --
Dividends receivable                                                               --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                   --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                            --             1             2            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                       --         1,223         1,440            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                 --             1             2            --
    Administrative charge                                                          --            --            --            --
    Contract terminations                                                          --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                                        --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  --             1             2            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                          --         1,222         1,438            --
Net assets applicable to contracts in payment period                               --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                         $         --  $      1,222  $      1,438  $         --
===============================================================================================================================
Accumulation units outstanding                                                     --         1,272         1,498            --
===============================================================================================================================
Net asset value per accumulation unit                                    $         --  $       0.96  $       0.96  $         --
===============================================================================================================================


See accompanying notes to financial statements.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                               UBND1(1)       UBND2(1)        PBND1         UBND4(1)         ESI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        767   $      2,068   $      7,847   $      3,461   $    625,114
Variable account expenses                                           145            429          1,934            877        173,542
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     622          1,639          5,913          2,584        451,572
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          46,991         30,025         81,348         18,892      4,207,943
    Cost of investments sold                                     47,220         30,052         82,255         18,980      4,447,902
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (229)           (27)          (907)           (88)      (239,959)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       864          2,876          1,394          3,769        248,600
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      635          2,849            487          3,681          8,641
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,257   $      4,488   $      6,400   $      6,265   $    460,213
===================================================================================================================================


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SBND1          UCMG1          UCMG2          PCMG1          UCMG4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     87,480   $      6,940   $     30,893   $     25,453   $     55,540
Variable account expenses                                        27,613          5,994         29,377         27,306         64,911
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  59,867            946          1,516         (1,853)        (9,371)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,682,250        436,704      1,773,768      2,676,501      9,991,982
    Cost of investments sold                                  3,728,507        436,712      1,773,803      2,676,545      9,992,062
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (46,257)            (8)           (35)           (44)           (80)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    14,162              9             36             45             80
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (32,095)             1              1              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     27,772   $        947   $      1,517   $     (1,852)  $     (9,371)
===================================================================================================================================


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMS           SCMG1         UDEI1(1)       UDEI2(1)        PDEI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    132,708   $    172,853   $         56   $        475   $      6,650
Variable account expenses                                       158,763        240,323             32            255          5,314
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (26,055)       (67,470)            24            220          1,336
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      37,638,708     36,843,541          7,753         12,064         99,009
    Cost of investments sold                                 37,638,984     36,843,822          7,496         12,079        105,952
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (276)          (281)           257            (15)        (6,943)
Distributions from capital gains                                     --             --             --             --          1,528
Net change in unrealized appreciation or
  depreciation of investments                                       277            283            312          5,446        (85,884)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              2            569          5,431        (91,299)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (26,054)  $    (67,468)  $        593   $      5,651   $    (89,963)
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI4(1)        WDEI5          SDEI1          WDEI2         UESL1(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        969   $      3,097   $      4,969   $        522   $         --
Variable account expenses                                           530          2,674          5,483            557              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     439            423           (514)           (35)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,955         78,147        329,616          2,626            226
    Cost of investments sold                                     17,303         94,932        367,972          2,828            220
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,348)       (16,785)       (38,356)          (202)             6
Distributions from capital gains                                     --            602          1,519            129             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,115        (32,622)       (42,391)        (7,212)             8
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,767        (48,805)       (79,228)        (7,285)            14
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,206   $    (48,382)  $    (79,742)  $     (7,320)  $         13
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESL2(2)       UESL3(2)       UESL4(2)       WESL5(2)       WESL8(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            17              1              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (17)            (1)            (1)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             254            266            225            205            143
    Cost of investments sold                                        250            251            212            193            135
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      4             15             13             12              8
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       153             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      157             15             13             12              8
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        140   $         14   $         12   $         11   $          7
===================================================================================================================================


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UFIF1          UFIF2          UFIF3          UFIF4          WFDI5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      9,219   $    130,959   $     44,485   $    102,353   $      4,893
Variable account expenses                                         3,134         50,132         19,251         47,531          2,414
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,085         80,827         25,234         54,822          2,479
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          66,854      1,052,529        136,047        590,976        103,652
    Cost of investments sold                                     66,878      1,043,632        134,143        584,214        102,464
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (24)         8,897          1,904          6,762          1,188
Distributions from capital gains                                  2,958         30,633          9,364         24,520          1,151
Net change in unrealized appreciation or
  depreciation of investments                                     4,430         89,931         34,777         72,412          2,801
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    7,364        129,461         46,045        103,694          5,140
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     13,449   $    210,288   $     71,279   $    158,516   $      7,619
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SFDI1          WFDI2          UNDM1          UNDM2          PNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     14,122   $     20,900   $        127   $      1,025   $     14,999
Variable account expenses                                         8,071         12,270            231          1,962         36,622
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,051          8,630           (104)          (937)       (21,623)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         697,879         52,462          8,056         48,711        854,578
    Cost of investments sold                                    693,742         51,017          8,520         56,557      1,201,245
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  4,137          1,445           (464)        (7,846)      (346,667)
Distributions from capital gains                                  2,914          6,210             13             79          2,779
Net change in unrealized appreciation or
  depreciation of investments                                     4,940         16,042         (5,024)       (33,121)      (455,998)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   11,991         23,697         (5,475)       (40,888)      (799,886)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     18,042   $     32,327   $     (5,579)  $    (41,825)  $   (821,509)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UNDM4           EGD           SNDM1          WNDM2         USVA1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,055   $     23,185   $      9,158   $      1,907   $         15
Variable account expenses                                         2,526         64,316         29,188          6,604             51
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,471)       (41,131)       (20,030)        (4,697)           (36)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          41,052        931,214      1,804,673        215,016          3,713
    Cost of investments sold                                     49,212      1,320,486      2,492,473        323,233          3,573
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,160)      (389,272)      (687,800)      (108,217)           140
Distributions from capital gains                                    133          4,843          2,132            437             54
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)      (835,351)       129,507         12,018            132
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (43,761)    (1,219,780)      (556,161)       (95,762)           326
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (45,232)  $ (1,260,911)  $   (576,191)  $   (100,459)  $        290
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA2(1)       WSVA6(3)       USVA4(1)       WSVA5(3)       WSVA8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         53   $         24   $         29   $         25   $          4
Variable account expenses                                           130            132             71            102              6
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (77)          (108)           (42)           (77)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,269          7,263          2,987            134            139
    Cost of investments sold                                     15,691          9,148          3,115            152            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (422)        (1,885)          (128)           (18)            (2)
Distributions from capital gains                                    187             84            103             91             13
Net change in unrealized appreciation or
  depreciation of investments                                     1,468         (1,673)         1,188           (908)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,233         (3,474)         1,163           (835)           (16)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,156   $     (3,582)  $      1,121   $       (912)  $        (18)
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA2(3)       UABA1(1)       UABA2(1)       UABA3(1)       UABA4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $          1   $          6   $          1   $          3
Variable account expenses                                             2            160          1,327            195            856
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)          (159)        (1,321)          (194)          (853)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             136         23,736          7,236          1,154          7,937
    Cost of investments sold                                        172         23,011          7,563          1,257          8,363
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (36)           725           (327)          (103)          (426)
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (320)        (5,381)        (1,278)        (5,464)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (35)           405         (5,708)        (1,381)        (5,890)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (37)  $        246   $     (7,029)  $     (1,575)  $     (6,743)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA5(4)       WABA8(4)       UAAC1(2)       UAAC2(2)       UAAC3(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            22              1              1             71              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (22)            (1)            (1)           (71)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,181            117            214            284            253
    Cost of investments sold                                      1,162            117            212            278            250
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     19             --              2              6              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        49             --             --            343             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       68             --              2            349              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         46   $         (1)  $          1   $        278   $          2
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAC4(2)       WAAC5(5)       WAAC8(5)       UAAD1(1)       UAAD2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            64             --             --             46             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                      (64)            --             --            (46)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             380             80             17            122             76
    Cost of investments sold                                        366             83             22            126            100
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     14             (3)            (5)            (4)           (24)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       153             --             --           (575)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      167             (3)            (5)          (579)           (24)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operation                                 $        103   $         (3)  $         (5)  $       (625)  $        (24)
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAD3(1)       UAAD4(1)       WAAD5(2)       WAAD8(2)          UGIP1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $      4,157
Variable account expenses                                             7              4              1              1          8,472
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)            (4)            (1)            (1)        (4,315)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             406             79            170            132        267,312
    Cost of investments sold                                        458             80            174            135        334,038
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (52)            (1)            (4)            (3)       (66,726)
Distributions from capital gains                                     --             --             --             --         25,556
Net change in unrealized appreciation or
  depreciation of investments                                        59           (104)            --             --       (176,991)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        7           (105)            (4)            (3)      (218,161)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $       (109)  $         (5)  $         (4)  $   (222,476)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIP2          UGIP3          UGIP4         WGIP5(2)       WGIP8(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     29,506   $     15,101   $     39,872   $         --   $         --
Variable account expenses                                        57,851         33,475         93,025              4              3
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (28,345)       (18,374)       (53,153)            (4)            (3)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         495,936        442,990        671,018            177            136
    Cost of investments sold                                    627,972        555,998        838,805            174            140
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (132,036)      (113,008)      (167,787)             3             (4)
Distributions from capital gains                                181,374         92,830        245,099             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,496,513)      (724,984)    (2,013,737)            37            (31)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,447,175)      (745,162)    (1,936,425)            40            (35)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,475,520)  $   (763,536)  $ (1,989,578)  $         36   $        (38)
===================================================================================================================================


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UPRG1          UPRG2          UPRG3          UPRG4            EPP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         4,614         24,228         14,032         50,132         22,130
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,614)       (24,228)       (14,032)       (50,132)       (22,130)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         127,259        475,130        295,138        461,130        531,165
    Cost of investments sold                                    160,557        661,216        417,438        633,926        865,659
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (33,298)      (186,086)      (122,300)      (172,796)      (334,494)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (138,350)      (681,360)      (321,239)    (1,246,621)      (303,228)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (171,648)      (867,446)      (443,539)    (1,419,417)      (637,722)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (176,262)  $   (891,674)  $   (457,571)  $ (1,469,549)  $   (659,852)
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SPGR1          UTEC1          UTEC2          UTEC3          UTEC4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        58,017          1,312          6,209          3,760         12,249
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (58,017)        (1,312)        (6,209)        (3,760)       (12,249)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,123,832         23,323        179,393         94,189        223,599
    Cost of investments sold                                  3,580,433         32,174        310,178        168,788        367,651
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,456,601)        (8,851)      (130,785)       (74,599)      (144,052)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (85,773)       (66,039)      (211,155)      (104,528)      (386,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,542,374)       (74,890)      (341,940)      (179,127)      (530,694)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,600,391)  $    (76,202)  $   (348,149)  $   (182,887)  $   (542,943)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     ETC            STEC1        UEBC1(4)       UEBC2(4)       UEBC3(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         35   $        471   $         55
Variable account expenses                                        13,523         31,338             18            273             48
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,523)       (31,338)            17            198              7
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         406,937      1,707,359          7,632         11,240          1,887
    Cost of investments sold                                    919,960      3,287,423          7,593         11,056          1,892
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (513,023)    (1,580,064)            39            184             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (52,248)       481,361           (383)        (1,596)          (328)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (565,271)    (1,098,703)          (344)        (1,412)          (333)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (578,794)  $ (1,130,041)  $       (327)  $     (1,214)  $       (326)
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEBC4(4)       WEBC5(4)       WEBC8(4)       UECG1(4)       UECG2(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        277   $         24   $         10   $         --   $         --
Variable account expenses                                           206             20              7             53            512
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      71              4              3            (53)          (512)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,593            926            145          7,214         13,072
    Cost of investments sold                                      4,640            915            151          6,955         12,952
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (47)            11             (6)           259            120
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,619)          (191)          (135)           480          6,568
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,666)          (180)          (141)           739          6,688
Net increase (decrease) in net assets
  resulting from operations                                $     (1,595)  $       (176)  $       (138)  $        686   $      6,176
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECG3(4)       UECG4(4)       WECG5(4)       WECG8(4)       UECB1(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $      2,944
Variable account expenses                                            77            413             27              6            502
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (77)          (413)           (27)            (6)         2,442
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,794          3,266          1,228            142        119,211
    Cost of investments sold                                      1,834          3,374          1,224            143        119,366
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (40)          (108)             4             (1)          (155)
Distributions from capital gains                                     --             --             --             --          1,386
Net change in unrealized appreciation or
  depreciation of investments                                       380          1,851             15            (17)          (414)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      340          1,743             19            (18)           817
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        263   $      1,330   $         (8)  $        (24)  $      3,259
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECB2(4)       UECB3(4)       UECB4(4)       WECB5(4)       WECB8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     11,701   $      2,418   $      9,922   $      1,336   $         --
Variable account expenses                                         1,883            466          1,857            206             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   9,818          1,952          8,065          1,130             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          67,591          6,279          5,652            479             --
    Cost of investments sold                                     67,501          6,238          5,641            480             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     90             41             11             (1)            --
Distributions from capital gains                                  5,182          1,160          3,789            680             --
Net change in unrealized appreciation or
  depreciation of investments                                       399            211            635           (501)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,671          1,412          4,435            178             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     15,489   $      3,364   $     12,500   $      1,308   $         --
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEEI1(4)       UEEI2(4)       UEEI3(4)       UEEI4(4)       WEEI5(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        447   $      5,304   $        290   $      2,288   $        119
Variable account expenses                                            43            690             52            319             20
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     404          4,614            238          1,969             99
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,940         47,479          1,808          4,228            868
    Cost of investments sold                                      4,895         46,757          1,820          4,275            856
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     45            722            (12)           (47)            12
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,398)           392           (478)        (4,650)          (185)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,353)         1,114           (490)        (4,697)          (173)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (949)  $      5,728   $       (252)  $     (2,728)  $        (74)
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEEI8(4)       UEFF1(4)       UEFF2(4)       UEFF3(4)       UEFF4(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         89   $        178   $      3,108   $        187   $        615
Variable account expenses                                            12             20            340             22             51
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      77            158          2,768            165            564
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             151         15,157         31,066            141            193
    Cost of investments sold                                        155         15,043         30,765            142            199
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)           114            301             (1)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (496)          (225)           688            (63)          (883)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (500)          (111)           989            (64)          (889)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (423)  $         47   $      3,757   $        101   $       (325)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFF5(4)       WEFF8(4)       UEFD1(2)       UEFD2(2)       UEFD3(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          4   $          3   $         --   $         --   $         --
Variable account expenses                                            49             --              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (45)             3             (1)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         127,341            123            211            211            249
    Cost of investments sold                                    123,356            122            212            212            250
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,985              1             (1)            (1)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,985              1             (1)            (1)            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,940   $          4   $         (2)  $         (2)  $         (2)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEFD4(2)       WEFD5(2)       WEFD8(2)       UEGO1(4)       UEGO2(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         82   $      1,205
Variable account expenses                                             1              1              1             18            281
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (1)            (1)            64            924
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             211            172            135          7,523         11,624
    Cost of investments sold                                        212            173            135          7,555         11,534
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            (1)            --            (32)            90
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --           (323)        (3,203)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1)            (1)            --           (355)        (3,113)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (2)  $         (2)  $         (1)  $       (291)  $     (2,189)
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGO3(4)       UEGO4(4)       WEGO5(4)       WEGO8(4)       UEGR1(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        147   $        723   $         58   $          1   $         --
Variable account expenses                                            51            222             21              1             12
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      96            501             37             --            (12)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,882          5,186          1,257            132          4,003
    Cost of investments sold                                      1,909          5,242          1,253            139          3,904
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (27)           (56)             4             (7)            99
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (642)        (2,528)          (273)            (1)           (36)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (669)        (2,584)          (269)            (8)            63
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (573)  $     (2,083)  $       (232)  $         (8)  $         51
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGR2(4)       UEGR3(4)       UEGR4(4)       WEGR5(4)       WEGR8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           255             26             96              9              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (255)           (26)           (96)            (9)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,013            740          1,779            510            141
    Cost of investments sold                                      4,985            740          1,799            502            136
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     28             --            (20)             8              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (591)           181            834             42              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (563)           181            814             50              6
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (818)  $        155   $        718   $         41   $          5
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGW1(2)       UEGW2(2)       UEGW3(2)       UEGW4(2)       WEGW5(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         25   $        373   $          8   $         17   $          2
Variable account expenses                                             5             56              1              4              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      20            317              7             13              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,240          3,139            250            214            173
    Cost of investments sold                                      1,324          3,148            255            211            175
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (84)            (9)            (5)             3             (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4           (286)            (8)            20             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (80)          (295)           (13)            23             (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (60)  $         22   $         (6)  $         36   $         (1)
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGW8(2)       UEHI1(4)       UEHI2(4)       UEHI3(4)       UEHI4(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         69   $      2,577   $      5,344   $      2,021   $      8,853
Variable account expenses                                            12            240            343            151            791
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      57          2,337          5,001          1,870          8,062
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             145        115,653         14,948          7,888          1,680
    Cost of investments sold                                        148        115,439         14,898          7,880          1,686
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)           214             50              8             (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (365)           540         (1,249)          (685)         1,063
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (368)           754         (1,199)          (677)         1,057
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (311)  $      3,091   $      3,802   $      1,193   $      9,119
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI5(4)       WEHI8(4)       UEIG1(4)       UEIG2(4)       UEIG3(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,626   $          3   $        455   $      3,064   $        523
Variable account expenses                                           248             --             59            321             83
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,378              3            396          2,743            440
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             266            125          7,659         14,477          2,110
    Cost of investments sold                                        264            123          7,734         14,577          2,133
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2              2            (75)          (100)           (23)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       803             --           (623)        (2,379)          (646)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      805              2           (698)        (2,479)          (669)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,183   $          5   $       (302)  $        264   $       (229)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEIG4(4)       WEIG5(4)       WEIG8(4)       UEMA1(4)       UEMA2(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,902   $        153   $          2   $         --   $         --
Variable account expenses                                           261             23              1             12            110
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,641            130              1            (12)          (110)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,592            904            132          3,964          3,380
    Cost of investments sold                                      4,694            905            142          3,922          3,383
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (102)            (1)           (10)            42             (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,344)          (162)            (1)          (142)           308
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,446)          (163)           (11)          (100)           305
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (805)  $        (33)  $        (10)  $       (112)  $        195
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEMA3(4)       UEMA4(4)       WEMA5(4)       WEMA8(4)       UEOE1(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            27            143              8              1            198
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (27)          (143)            (8)            (1)          (198)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             748          1,936            508            138          7,924
    Cost of investments sold                                        743          1,946            506            137          7,594
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      5            (10)             2              1            330
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (11)        (1,798)           (35)            --           (306)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (6)        (1,808)           (33)             1             24
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (33)  $     (1,951)  $        (41)  $         --   $       (174)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEOE2(4)       UEOE3(4)       UEOE4(4)       WEOE5(4)       WEOE8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           624            101            478             28              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (624)          (101)          (478)           (28)            (5)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,593          2,893          5,298          1,287            143
    Cost of investments sold                                     11,599          2,907          5,363          1,262            154
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (6)           (14)           (65)            25            (11)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,476)          (918)       (12,048)          (411)          (197)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (6,482)          (932)       (12,113)          (386)          (208)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (7,106)  $     (1,033)  $    (12,591)  $       (414)  $       (213)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESM1(4)       UESM2(4)       UESM3(4)       UESM4(4)       WESM5(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         56   $        447   $        114   $        368   $          6
Variable account expenses                                           130            817            165            692             12
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (74)          (370)           (51)          (324)            (6)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,422         19,549          2,939         17,696            449
     Cost of investments sold                                     3,355         20,103          3,188         18,528            452
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     67           (554)          (249)          (832)            (3)
Distributions from capital gains                                  1,175          6,786          1,970          6,774            130
Net change in unrealized appreciation or
  depreciation of investments                                       379            496           (304)        (2,002)           (24)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,621          6,728          1,417          3,940            103
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,547   $      6,358   $      1,366   $      3,616   $         97
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESM8(4)       UESE1(2)       UESE2(2)       UESE3(2)       UESE4(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          2   $         --   $         --   $         --   $         --
Variable account expenses                                             5              1              6              1              3
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (3)            (1)            (6)            (1)            (3)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             139            213            218            252            216
    Cost of investments sold                                        141            211            215            250            220
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)             2              3              2             (4)
Distributions from capital gains                                     59             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (25)            --             33             --           (240)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       32              2             36              2           (244)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         29   $          1   $         30   $          1   $       (247)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESE5(2)       WESE8(2)       UEST1(4)       UEST2(4)       UEST3(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $          8   $      7,103   $      1,445
Variable account expenses                                             1              1             58            199             69
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (1)           (50)         6,904          1,376
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             174            136        299,075          3,555            221
    Cost of investments sold                                        173            135        299,984          3,470            220
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1              1           (909)            85              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --         (1,739)           112
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1           (909)        (1,654)           113
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         --   $         --   $       (959)  $      5,250   $      1,489
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEST4(4)       WEST5(4)       WEST8(4)       UFCO1(1)       UFCO2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,985   $        223   $          7   $         --   $         --
Variable account expenses                                           321             10              1            301          1,150
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,664            213              6           (301)        (1,150)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          29,806            161            130          9,227         20,709
    Cost of investments sold                                     29,216            162            127          9,705         20,671
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    590             (1)             3           (478)            38
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (853)           (27)            --         (3,097)        (4,572)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (263)           (28)             3         (3,575)        (4,534)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      4,401   $        185   $          9   $     (3,876)  $     (5,684)
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFCO3(1)       UFCO4(1)       WFCO5(2)       WFCO8(2)       UFGR1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           169            494              7              1             43
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (169)          (494)            (7)            (1)           (43)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             169         11,029            180            174            119
    Cost of investments sold                                        170         11,014            180            175            127
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            15             --             (1)            (8)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (478)        (2,110)            42             --           (867)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (479)        (2,095)            42             (1)          (875)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (648)  $     (2,589)  $         35   $         (2)  $       (918)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFGR2(1)       UFGR3(1)       UFGR4(1)       WFGR5(5)       WFGR8(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           195             27            360             35             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (195)           (27)          (360)           (35)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             277            148          1,744          4,049             16
    Cost of investments sold                                        282            153          1,879          4,921             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)            (5)          (135)          (872)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,854)          (786)        (8,272)          (201)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,859)          (791)        (8,407)        (1,073)            (6)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,054)  $       (818)  $     (8,767)  $     (1,108)  $         (6)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC1(1)       UFMC2(1)       WMDC6(6)       UFMC4(1)       WMDC5(6)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      5,903   $         --   $        907
Variable account expenses                                           177          1,321         14,226          1,160          2,412
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (177)        (1,321)        (8,323)        (1,160)        (1,505)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,295         33,553        152,571         15,290         25,673
    Cost of investments sold                                      3,345         34,468        164,918         15,936         28,101
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (50)          (915)       (12,347)          (646)        (2,428)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       280          2,705       (146,333)        (1,195)       (20,709)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      230          1,790       (158,680)        (1,841)       (23,137)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         53   $        469   $   (167,003)  $     (3,001)  $    (24,642)
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WMDC8(5)       WMDC2(6)       UVAS1(1)       UVAS2(1)        PVAS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        109   $          1   $          1   $         53
Variable account expenses                                            25            504             25            285            238
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (25)          (395)           (24)          (284)          (185)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              40         10,999            636          4,981          4,914
    Cost of investments sold                                         40         10,807            630          5,620          5,366
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            192              6           (639)          (452)
Distributions from capital gains                                     --             --              1              1            366
Net change in unrealized appreciation or
  depreciation of investments                                        23         (4,282)           201          2,055         (2,315)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       23         (4,090)           208          1,417         (2,401)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (2)  $     (4,485)  $        184   $      1,133   $     (2,586)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS4(1)       WVAS5(5)       WVAS8(5)       WVAS2(3)        UMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         76   $        143   $         --   $      2,893
Variable account expenses                                           133            238            216             11          3,799
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (132)          (162)           (73)           (11)          (906)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,227         14,456         30,525            146        165,253
    Cost of investments sold                                      2,399         15,260         44,687            145        181,355
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (172)          (804)       (14,162)             1        (16,102)
Distributions from capital gains                                      1            529            999              4          7,174
Net change in unrealized appreciation or
  depreciation of investments                                       457         (2,821)            --             31        (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      286         (3,096)       (13,163)            36        (54,552)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        154   $     (3,258)  $    (13,236)  $         25   $    (55,458)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UMSS2          PMSS1          UMSS4           EMU           SMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     34,669   $     13,030   $     38,066   $      8,848   $     14,201
Variable account expenses                                        42,386         18,475         55,917         12,800         16,415
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,717)        (5,445)       (17,851)        (3,952)        (2,214)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                          270,313        359,119        451,895        400,698      1,338,340
   Cost of investments sold                                     288,445        381,368        508,355        454,278      1,538,705
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,132)       (22,249)       (56,460)       (53,580)      (200,365)
Distributions from capital gains                                 85,962         32,309         94,384         21,939         35,212
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (251,255)      (713,153)      (117,038)       (91,159)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (613,123)      (241,195)      (675,229)      (148,679)      (256,312)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (620,840)  $   (246,640)  $   (693,080)  $   (152,631)  $   (258,526)
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WMSS2          UINT1          UINT2          UINT3          UINT4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        556   $      4,271   $     19,673   $      8,878   $     33,202
Variable account expenses                                         1,283          3,006         13,087          6,682         23,105
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (727)         1,265          6,586          2,196         10,097
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
 mutual funds and portfolios:
    Proceeds from sales                                           6,618         66,827        279,397         42,636        781,888
    Cost of investments sold                                      6,756         80,451        323,773         50,947        931,634
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (138)       (13,624)       (44,376)        (8,311)      (149,746)
Distributions from capital gains                                  1,378             --             --             --             --
Net change in unrealized appreciation or
 depreciation of investments                                    (11,653)       (53,960)      (253,827)      (120,222)      (268,932)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (10,413)       (67,584)      (298,203)      (128,533)      (418,678)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                                 $    (11,140)  $    (66,319)  $   (291,617)  $   (126,337)  $   (408,581)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT5(5)       WINT8(5)        UNDS1          UNDS2          PSND1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,485   $     15,439   $         --   $         --   $         --
Variable account expenses                                         2,957          5,954            985          3,764          3,170
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   3,528          9,485           (985)        (3,764)        (3,170)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         359,335        865,399          9,173         71,797         53,490
    Cost of investments sold                                    418,944        989,858         12,261         88,936         68,260
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (59,609)      (124,459)        (3,088)       (17,139)       (14,770)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,417)       (51,137)       (34,952)      (118,154)       (88,069)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (90,026)      (175,596)       (38,040)      (135,293)      (102,839)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (86,498)  $   (166,111)  $    (39,025)  $   (139,057)  $   (106,009)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UNDS4         WSND5(5)       WSND8(5)        UTRS1          UTRS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     16,537   $     90,386
Variable account expenses                                         7,101             46             --         11,841         69,101
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,101)           (46)            --          4,696         21,285
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         157,128          1,098             16        348,741        697,257
    Cost of investments sold                                    201,310          1,125             22        363,510        752,212
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,182)           (27)            (6)       (14,769)       (54,955)
Distributions from capital gains                                     --             --             --         13,568         74,158
Net change in unrealized appreciation or
  depreciation of investments                                  (173,855)        (1,201)            --        (64,722)      (511,635)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (218,037)        (1,228)            (6)       (65,923)      (492,432)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                                 $   (225,138)  $     (1,274)  $         (6)  $    (61,227)  $   (471,147)
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    PSTR1          UTRS4         WSTR5(5)       WSTR8(5)       USUT1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     45,299   $     96,279   $          1   $          1   $         --
Variable account expenses                                        39,970         88,911              7             19             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,329          7,368             (6)           (18)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         634,141        743,785             87             38             52
    Cost of investments sold                                    676,878        809,003             87             37             51
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (42,737)       (65,218)            --              1              1
Distributions from capital gains                                 37,165         78,991             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (246,193)      (539,230)            (8)            94              7
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (251,765)      (525,457)            (8)            95              8
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (246,436)  $   (518,089)  $        (14)  $         77   $          8
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USUT2(1)        PSUT1         USUT4(1)       WSUT5(5)       WSUT8(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      2,389   $         --   $          1   $         --
Variable account expenses                                            22          1,291              9             36             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (22)         1,098             (9)           (35)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,059          7,929          8,326            115             18
    Cost of investments sold                                      2,079          9,758          8,332            118             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (20)        (1,829)            (6)            (3)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       365        (26,186)           215           (279)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      345        (28,015)           209           (282)            (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        323   $    (26,917)  $        200   $       (317)  $         (4)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOCA1(1)       UOCA2(1)       UOCA3(1)       UOCA4(1)       WOCA5(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             9            323            123            393              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (9)          (323)          (123)          (393)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              88          1,398          1,501         46,658            175
    Cost of investments sold                                         90          1,354          1,699         46,644            174
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)            44           (198)            14              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (143)         1,936         (1,234)         1,569              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (145)         1,980         (1,432)         1,583              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (154)  $      1,657   $     (1,555)  $      1,190   $          1
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOCA8(2)       UOGS1(1)       UOGS2(1)       WOGS6(3)       UOGS4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1             29            155            473            129
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (29)          (155)          (473)          (129)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             136             75          3,253          2,550          8,457
    Cost of investments sold                                        134             77          3,420          2,890          8,952
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2             (2)          (167)          (340)          (495)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (532)        (4,038)       (13,091)        (2,130)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2           (534)        (4,205)       (13,431)        (2,625)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $       (563)  $     (4,360)  $    (13,904)  $     (2,754)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS5(3)       WOGS8(2)       WOGS2(3)       UOSM1(1)       UOSM2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            28              5              2             60            254
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (28)            (5)            (2)           (60)          (254)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,461            135            133          2,167          2,012
    Cost of investments sold                                     11,635            137            172          2,252          2,120
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (174)            (2)           (39)           (85)          (108)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (106)          (114)            --         (1,469)        (1,371)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (280)          (116)           (39)        (1,554)        (1,479)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (308)  $       (121)  $        (41)  $     (1,614)  $     (1,733)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOSM3(1)       UOSM4(1)       WOSM5(4)       WOSM8(4)       USTB1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           122            184              7              7             52
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (122)          (184)            (7)            (7)           (52)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             738          1,286             34              6         18,376
    Cost of investments sold                                        759          1,354             35              6         18,372
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (21)           (68)            (1)            --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,411)        (1,934)           (45)          (185)         1,047
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,432)        (2,002)           (46)          (185)         1,051
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,554)  $     (2,186)  $        (53)  $       (192)  $        999
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB2(1)       WSTB6(3)       USTB4(1)       WSTB5(3)       WSTB8(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           438          1,215            582             15              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (438)        (1,215)          (582)           (15)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,397          8,521         13,335             15            146
    Cost of investments sold                                      3,382          8,558         13,146             15            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     15            (37)           189             --              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,195          9,431          6,034            228             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,210          9,394          6,223            228              5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,772   $      8,179   $      5,641   $        213   $          4
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSTB2(3)        UGIN1          UGIN2          PGIN1          UGIN4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      4,549   $     20,538   $     16,091   $     18,592
Variable account expenses                                             2          2,618         16,147         14,534         18,682
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)         1,931          4,391          1,557            (90)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             178        110,071        177,930        118,826        329,812
    Cost of investments sold                                        172        117,943        222,543        141,244        398,420
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      6         (7,872)       (44,613)       (22,418)       (68,608)
Distributions from capital gains                                     --          1,709          7,718          6,047          6,986
Net change in unrealized appreciation or
  depreciation of investments                                        --        (40,127)      (318,775)      (260,254)      (280,175)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        6        (46,290)      (355,670)      (276,625)      (341,797)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $    (44,359)  $   (351,279)  $   (275,068)  $   (341,887)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPG          WGIN8(5)       UHSC1(2)       UHSC2(2)       WHSC6(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     99,273   $         --   $         --   $         --   $         --
Variable account expenses                                        86,951             --              1             32            331
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  12,322             --             (1)           (32)          (331)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         992,426             17            214            246          6,641
    Cost of investments sold                                  1,303,751             22            211            251          7,636
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (311,325)            (5)             3             (5)          (995)
Distributions from capital gains                                 37,305             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,192,262)            --             --           (443)        (6,207)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,466,282)            (5)             3           (448)        (7,202)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,453,960)  $         (5)  $          2   $       (480)  $     (7,533)
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UHSC4(2)       WHSC5(3)       WHSC8(2)       WHSC2(3)       UIGR1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             6             33              1            178             58
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6)           (33)            (1)          (178)           (58)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             219          5,889            136            319          7,653
    Cost of investments sold                                        221          6,021            134            330          7,821
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)          (132)             2            (11)          (168)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (17)          (174)            --         (1,004)          (727)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (19)          (306)             2         (1,015)          (895)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (25)  $       (339)  $          1   $     (1,193)  $       (953)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR2(1)        PIGR1         UIGR4(1)         EPL          WIGR8(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     33,739   $         --   $     13,244   $         --
Variable account expenses                                           666         50,339            983         21,240              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (666)       (16,600)          (983)        (7,996)            (9)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          20,834        633,376         14,608        657,182             25
    Cost of investments sold                                     21,334        901,519         15,438        863,475             26
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (500)      (268,143)          (830)      (206,293)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       858       (548,102)         1,737       (102,127)          (150)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      358       (816,245)           907       (308,420)          (151)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (308)  $   (832,845)  $        (76)  $   (316,416)  $       (160)
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WIGR2         UVCP1(2)       UVCP2(2)       UVCP3(2)       UVCP4(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,432   $         --   $         --   $         --   $         --
Variable account expenses                                         6,644              1            350            283            286
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,212)            (1)          (350)          (283)          (286)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         121,629            237          7,852          1,278         26,341
    Cost of investments sold                                    179,690            239          7,768          1,403         26,961
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (58,061)            (2)            84           (125)          (620)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (25,244)           (10)         2,905         11,705          4,273
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (83,305)           (12)         2,989         11,580          3,653
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (86,517)  $        (13)  $      2,639   $     11,297   $      3,367
===================================================================================================================================


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVCP5(2)       WVCP8(2)       UVGI1(2)       UVGI2(2)       UVGI3(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1              4              2             47              8
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (4)            (2)           (47)            (8)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             177            142            214          3,257          1,246
    Cost of investments sold                                        173            148            214          3,556          1,245
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      4             (6)            --           (299)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (116)            --         (1,020)            77
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4           (122)            --         (1,319)            78
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          3   $       (126)  $         (2)  $     (1,366)  $         70
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVGI4(2)       WVGI5(2)       WVGI8(2)       UVRE1(2)       UVRE2(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $          6   $      1,712
Variable account expenses                                           167              1              1             --             61
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (167)            (1)            (1)             6          1,651
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,013            174            135            211            222
    Cost of investments sold                                        970            174            135            228            230
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     43             --             --            (17)            (8)
Distributions from capital gains                                     --             --             --              4            940
Net change in unrealized appreciation or
  depreciation of investments                                     1,382             --             --             --         (2,000)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,425             --             --            (13)        (1,068)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,258   $         (1)  $         (1)  $         (7)  $        583
===================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                  UVRE3(2)       UVRE4(2)       WVRE5(2)       WVRE8(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                          $          6   $         45   $         51   $          5
Variable account expenses                                                            1              3              3              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      5             42             48              4
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                            211            213            175            134
    Cost of investments sold                                                       228            218            179            145
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                   (17)            (5)            (4)           (11)
Distributions from capital gains                                                     4             25             28              2
Net change in unrealized appreciation or
  depreciation of investments                                                       --            (29)           (31)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     (13)            (9)            (7)            (9)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               $         (8)  $         33   $         41   $         (5)
===================================================================================================================================



(1) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.
(2) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.
(3) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(4) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.
(5) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.
(6) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2002.



See accompanying notes to financial statements.


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                               UBND1(2)       UBND2(2)        PBND1         UBND4(2)         ESI
OPERATIONS
Investment income (loss) -- net                            $        622   $      1,639   $      5,913   $      2,584   $    451,572
Net realized gain (loss) on sales of investments                   (229)           (27)          (907)           (88)      (239,959)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       864          2,876          1,394          3,769        248,600
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,257          4,488          6,400          6,265        460,213
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       42,684        170,740        103,102        266,252        115,240
Net transfers(1)                                                 24,710         50,858        (12,143)        49,175       (778,583)
Annuity payments                                                     --             --             --             --         (1,056)
Contract terminations:
    Surrender benefits and contract charges                      (2,750)        (2,164)          (308)        (1,027)
    Death benefits                                                   --             --             --             --       (190,740)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   64,644        219,434         90,651        314,400     (2,451,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        110,705             --     13,122,338
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     65,901   $    223,922   $    207,756   $    320,665   $ 11,131,424
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         99,294             --      8,923,249
Contract purchase payments                                       41,768        167,559         91,236        261,460         77,390
Net transfers(1)                                                 24,216         49,754        (11,455)        48,165       (530,376)
Contract terminations:
    Surrender benefits and contract charges                      (2,687)        (2,116)          (293)        (1,014)
    Death benefits                                                   --             --             --             --       (128,938)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 63,297        215,197        178,782        308,611      7,272,250
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SBND1          UCMG1          UCMG2          PCMG1          UCMG4
OPERATIONS
Investment income (loss) -- net                            $     59,867   $        946   $      1,516   $     (1,853)  $     (9,371)
Net realized gain (loss) on sales of investments                (46,257)            (8)           (35)           (44)           (80)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    14,162              9             36             45             80
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      27,772            947          1,517         (1,852)        (9,371)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,967        134,387        972,206        636,426        340,144
Net transfers(1)                                               (294,594)        23,188       (441,169)      (169,610)      (232,797)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (230,155)        (6,125)      (425,139)      (128,613)      (868,671)
    Death benefits                                                   --             --             --        (52,098)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (502,782)       151,450        105,898        286,105       (761,324)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,490,663        585,778      2,857,398      2,423,140      4,054,436
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,015,653   $    738,175   $  2,964,813   $  2,707,393   $  3,283,741
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,362,937        554,322      2,828,091      2,250,084      3,857,418
Contract purchase payments                                       19,849        126,978        961,442        591,297        323,747
Net transfers(1)                                               (279,257)        21,920       (436,267)      (157,350)      (224,571)
Contract terminations:
    Surrender benefits and contract charges                    (209,381)        (5,788)      (420,620)      (119,420)      (826,630)
    Death benefits                                                   --             --             --        (48,363)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                894,148        697,432      2,932,646      2,516,248      3,129,964
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMS           SCMG1         UDEI1(2)       UDEI2(2)        PDEI1
OPERATIONS
Investment income (loss) -- net                            $    (26,055)  $    (67,470)  $         24   $        220   $      1,336
Net realized gain (loss) on sales of investments                   (276)          (281)           257            (15)        (6,943)
Distributions from capital gains                                     --             --             --             --          1,528
Net change in unrealized appreciation or
  depreciation of investments                                       277            283            312          5,446        (85,884)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (26,054)       (67,468)           593          5,651        (89,963)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      853,847      1,790,685         19,850        106,973         31,651
Net transfers(1)                                              2,798,540      6,543,806             --         34,659        155,114
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (3,346,521)    (6,326,252)           (78)          (943)        (9,183)
    Death benefits                                              (99,291)      (450,699)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  206,575      1,557,540         19,772        140,689        177,582
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,625,240     11,961,867             --             --        344,421
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,805,761   $ 13,451,939   $     20,365   $    146,340   $    432,040
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,408,678     11,399,177             --             --        341,828
Contract purchase payments                                      677,567      1,708,626         26,089        143,578         37,490
Net transfers(1)                                              2,206,965      6,237,644             --         44,461        167,616
Contract terminations:
    Surrender benefits and contract charges                  (2,642,707)    (6,038,708)          (100)        (1,205)       (10,754)
    Death benefits                                              (78,597)      (430,372)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,571,906     12,876,367         25,989        186,834        536,180
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI4(2)        WDEI5          SDEI1          WDEI2         UESL1(3)
OPERATIONS
Investment income (loss) -- net                            $        439   $        423   $       (514)  $        (35)  $         (1)
Net realized gain (loss) on sales of investments                 (1,348)       (16,785)       (38,356)          (202)             6
Distributions from capital gains                                     --            602          1,519            129             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,115        (32,622)       (42,391)        (7,212)             8
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,206        (48,382)       (79,742)        (7,320)            13
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      199,609         59,282         70,114             --            212
Net transfers(1)                                                 35,134         72,944        (80,662)         3,335            287
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (117)        (1,980)      (152,005)        (2,062)          (225)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  234,626        130,246       (162,553)         1,273            274
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        124,798        396,114         36,955             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    241,832   $    206,662   $    153,819   $     30,908   $        287
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        114,711        367,200         34,122             --
Contract purchase payments                                      264,029         61,403         75,374             --            221
Net transfers(1)                                                 45,405         63,894        (95,122)         3,898            281
Contract terminations:
    Surrender benefits and contract charges                        (148)        (2,095)      (168,503)        (2,188)          (221)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                309,286        237,913        178,949         35,832            281
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESL2(3)       UESL3(3)       UESL4(3)       WESL5(3)       WESL8(3)
OPERATIONS
Investment income (loss) -- net                            $        (17)  $         (1)  $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                      4             15             13             12              8
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       153             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         140             14             12             11              7
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,172            251            212            193            135
Net transfers(1)                                                  3,851             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (245)          (265)          (224)          (204)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,778            (14)           (12)           (11)            (7)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,918   $         --   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        5,112            261            221            201            141
Net transfers(1)                                                  3,890             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (241)          (261)          (221)          (201)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,761             --             --             --             --
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UFIF1          UFIF2          UFIF3          UFIF4          WFDI5
OPERATIONS
Investment income (loss) -- net                            $      6,085   $     80,827   $     25,234   $     54,822   $      2,479
Net realized gain (loss) on sales of investments                    (24)         8,897          1,904          6,762          1,188
Distributions from capital gains                                  2,958         30,633          9,364         24,520          1,151
Net change in unrealized appreciation or
  depreciation of investments                                     4,430         89,931         34,777         72,412          2,801
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,449        210,288         71,279        158,516          7,619
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      192,487        974,683        618,785      1,045,587        171,930
Net transfers(1)                                                519,190      2,471,977        469,973      3,876,332         (3,423)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,663)      (228,022)       (36,091)      (217,174)       (18,804)
    Death benefits                                                   --        (19,599)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  705,014      3,199,039      1,052,667      4,704,745        149,703
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  32,845      2,753,766        890,610      1,469,443        129,904
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    751,308   $  6,163,093   $  2,014,556   $  6,332,704   $    287,226
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           29,537      2,495,317        798,992      1,320,542        117,173
Contract purchase payments                                      167,972        869,582        549,552        913,089        150,459
Net transfers(1)                                                453,172      2,190,466        412,489      3,406,641         (2,719)
Contract terminations:
    Surrender benefits and contract charges                      (5,794)      (202,527)       (31,695)      (189,227)       (16,668)
    Death benefits                                                   --        (17,070)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                644,887      5,335,768      1,729,338      5,451,045        248,245
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SFDI1          WFDI2          UNDM1          UNDM2          PNDM1
OPERATIONS
Investment income (loss) -- net                            $      6,051   $      8,630   $       (104)  $       (937)  $    (21,623)
Net realized gain (loss) on sales of investments                  4,137          1,445           (464)        (7,846)      (346,667)
Distributions from capital gains                                  2,914          6,210             13             79          2,779
Net change in unrealized appreciation or
  depreciation of investments                                     4,940         16,042         (5,024)       (33,121)      (455,998)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      18,042         32,327         (5,579)       (41,825)      (821,509)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      100,599         41,907         33,505        227,137        637,544
Net transfers(1)                                                (29,504)       637,757         12,797        170,038         12,005
Annuity payments                                                     --             --             --             --         (5,743)
Contract terminations:
    Surrender benefits and contract charges                    (100,454)       (40,156)           (87)        (4,429)      (131,662)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (29,359)       639,508         46,215        392,746        512,144
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 470,489        651,237         15,213         61,309      3,005,185
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    459,172   $  1,323,072   $     55,849   $    412,230   $  2,695,820
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          423,532        591,918         20,086         80,914      3,478,255
Contract purchase payments                                       87,534         37,363         54,096        368,230        827,292
Net transfers(1)                                                (26,885)       561,602         21,294        262,435        (57,721)
Contract terminations:
    Surrender benefits and contract charges                     (87,280)       (35,584)          (118)        (7,276)      (185,235)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                396,901      1,155,299         95,358        704,303      4,062,591
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UNDM4           EGD           SNDM1          WNDM2         USVA1(2)
OPERATIONS
Investment income (loss) -- net                            $     (1,471)  $    (41,131)  $    (20,030)  $     (4,697)  $        (36)
Net realized gain (loss) on sales of investments                 (8,160)      (389,272)      (687,800)      (108,217)           140
Distributions from capital gains                                    133          4,843          2,132            437             54
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)      (835,351)       129,507         12,018            132
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (45,232)  $ (1,260,911)      (576,191)      (100,459)           290
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      158,293         98,844        123,975         (3,991)        15,962
Net transfers(1)                                                147,899         19,201       (118,031)      (167,430)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,100)      (351,159)      (323,036)       (25,212)           (80)
    Death benefits                                                   --        (31,761)       (55,418)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  296,092       (264,875)      (372,510)      (196,633)        15,882
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 145,315      5,370,338      2,139,128        493,837             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    396,175   $  3,844,552   $  1,190,427   $    196,745   $     16,172
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          193,128      4,236,699      2,896,006        700,758             --
Contract purchase payments                                      261,537         92,519        209,840         (5,747)        20,602
Net transfers(1)                                                241,614        (43,333)      (387,824)      (291,564)            --
Contract terminations:
    Surrender benefits and contract charges                     (13,628)      (320,023)      (535,493)       (40,071)          (101)
    Death benefits                                                   --        (27,556)       (85,870)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                682,651      3,938,306      2,096,659        363,376         20,501
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA2(2)       WSVA6(4)       USVA4(2)       WSVA5(4)       WSVA8(5)
OPERATIONS
Investment income (loss) -- net                            $        (77)  $       (108)  $        (42)  $        (77)  $         (2)
Net realized gain (loss) on sales of investments                   (422)        (1,885)          (128)           (18)            (2)
Distributions from capital gains                                    187             84            103             91             13
Net change in unrealized appreciation or
  depreciation of investments                                     1,468         (1,673)         1,188           (908)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,156         (3,582)         1,121           (912)           (18)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       49,529         10,597         25,485         24,983          3,215
Net transfers(1)                                                  2,164         14,944          8,745          3,421              5
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (352)          (172)           (89)          (168)          (138)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   51,341         25,369         34,141         28,236          3,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     52,497   $     21,787   $     35,262   $     27,324   $      3,064
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       64,272         13,967         33,463         30,481          3,340
Net transfers(1)                                                  2,745         13,798         11,427          4,316              5
Contract terminations:                                               --
    Surrender benefits and contract charges                        (445)          (218)          (113)          (213)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 66,572         27,547         44,777         34,584          3,201
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA2(4)       UABA1(2)       UABA2(2)       UABA3(2)       UABA4(2)
OPERATIONS
Investment income (loss) -- net                            $         (2)  $       (159)  $     (1,321)  $       (194)  $       (853)
Net realized gain (loss) on sales of investments                    (36)           725           (327)          (103)          (426)
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (320)        (5,381)        (1,278)        (5,464)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (37)           246         (7,029)        (1,575)        (6,743)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171         45,107        392,804         50,963        265,320
Net transfers(1)                                                     --         40,290        155,237         18,983        135,516
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (134)           (76)        (1,853)          (126)        (2,959)
    Death benefits                                                   --             --             --           (330)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       37         85,321        546,188         69,490        397,877
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     85,567   $    539,159   $     67,915   $    391,134
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          171         60,323        510,183         65,544        344,172
Net transfers(1)                                                     --         52,695        203,461         24,791        176,604
Contract terminations:
    Surrender benefits and contract charges                        (171)          (101)        (2,366)          (167)        (3,982)
    Death benefits                                                   --             --             --           (499)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        112,917        711,278         89,669        516,794
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA5(5)       WABA8(5)       UAAC1(3)       UAAC2(3)       UAAC3(3)
OPERATIONS
Investment income (loss) -- net                            $        (22)  $         (1)  $         (1)  $        (71)  $         (1)
Net realized gain (loss) on sales of investments                     19             --              2              6              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        49             --             --            343             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          46             (1)             1            278              2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,031            116            212         23,998            250
Net transfers(1)                                                  2,274             17              6            713             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (136)          (115)          (213)          (213)          (252)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,169             18              5         24,498             (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,215   $         17   $          6   $     24,776   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,490            124            221         25,156            261
Net transfers(1)                                                  2,391             18              6            709             --
Contract terminations:
    Surrender benefits and contract charges                        (144)          (124)          (221)          (221)          (261)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,737             18              6         25,644             --
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAC4(3)       WAAC5(6)       WAAC8(6)       UAAD1(2)       UAAD2(2)
OPERATIONS
Investment income (loss) -- net                            $        (64)  $         --   $         --   $        (46)  $         --
Net realized gain (loss) on sales of investments                     14             (3)            (5)            (4)           (24)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       153             --             --           (575)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         103             (3)            (5)          (625)           (24)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,212             20             22         19,715            100
Net transfers(1)                                                  2,495             --             --          3,754             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (315)           (17)           (17)           (76)           (76)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   18,392              3              5         23,393             24
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     18,495   $         --   $         --   $     22,768   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       17,013             21             21         25,427            101
Net transfers(1)                                                  2,463             --             --          5,000             --
Contract terminations:
    Surrender benefits and contract charges                        (318)           (21)           (21)          (101)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 19,158             --             --         30,326             --
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAAD3(2)       UAAD4(2)       WAAD5(3)       WAAD8(3)         UGIP1
OPERATIONS
Investment income (loss) -- net                            $         (7)  $         (4)  $         (1)  $         (1)  $     (4,315)
Net realized gain (loss) on sales of investments                    (52)            (1)            (4)            (3)       (66,726)
Distributions from capital gains                                     --             --             --             --         25,556
Net change in unrealized appreciation or
  depreciation of investments                                        59           (104)            --             --       (176,991)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --           (109)            (5)            (4)      (222,476)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,254         12,767            174            135        399,060
Net transfers(1)                                                  2,129            572             --             --        230,474
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (121)           (76)          (169)          (131)       (28,751)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   21,262         13,263              5              4        600,783
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        617,944
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     21,262   $     13,154   $         --   $         --   $    996,251
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        640,320
Contract purchase payments                                       25,769         16,898            180            140        471,769
Net transfers(1)                                                  2,756            761             --             --        268,801
Contract terminations:
    Surrender benefits and contract charges                        (162)          (101)          (180)          (140)       (39,505)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 28,363         17,558             --             --      1,341,385
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIP2          UGIP3          UGIP4         WGIP5(3)       WGIP8(3)
OPERATIONS
Investment income (loss) -- net                            $    (28,345)  $    (18,374)  $    (53,153)  $         (4)  $         (3)
Net realized gain (loss) on sales of investments               (132,036)      (113,008)      (167,787)             3             (4)
Distributions from capital gains                                181,374         92,830        245,099             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,496,513)      (724,984)    (2,013,737)            37            (31)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,475,520)      (763,536)    (1,989,578)            36            (38)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,158,950        974,368      2,682,213          2,256            134
Net transfers(1)                                              2,087,929        722,909      2,969,457             --          1,113
Annuity payments                                                     --           (728)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (115,136)       (87,965)      (150,734)          (172)          (133)
    Death benefits                                              (20,119)       (39,241)       (15,537)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,111,624      1,569,343      5,485,399          2,084          1,114
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,468,811      2,074,879      4,531,354             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,104,915   $  2,880,686   $  8,027,175   $      2,120   $      1,076
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,600,756      2,151,801      4,721,969             --             --
Contract purchase payments                                    2,422,276      1,080,225      2,975,995          2,403            140
Net transfers(1)                                              2,383,238        811,929      3,424,335             --          1,129
Contract terminations:
    Surrender benefits and contract charges                    (140,356)      (104,111)      (193,129)          (180)          (140)
    Death benefits                                              (24,969)       (41,922)       (22,978)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,240,945      3,897,922     10,906,192          2,223          1,129
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UPRG1          UPRG2          UPRG3          UPRG4           EPP
OPERATIONS
Investment income (loss) -- net                            $     (4,614)  $    (24,228)  $    (14,032)  $    (50,132)  $    (22,130)
Net realized gain (loss) on sales of investments                (33,298)      (186,086)      (122,300)      (172,796)      (334,494)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (138,350)      (681,360)      (321,239)    (1,246,621)      (303,228)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (176,262)      (891,674)      (457,571)    (1,469,549)      (659,852)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      154,892        407,761        144,120        794,843         36,239
Net transfers(1)                                                    769        325,533         56,723        422,461        (44,232)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (14,803)      (155,866)       (63,098)      (104,788)      (111,298)
    Death benefits                                                   --             --        (38,474)        (1,762)        (4,348)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  140,858        577,428         99,271      1,110,754       (123,639)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 484,925      2,307,840      1,267,770      3,781,643      2,021,153
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    449,521   $  1,993,594   $    909,470   $  3,422,848   $  1,237,662
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          740,893      3,530,935      1,944,137      5,808,378      2,573,940
Contract purchase payments                                      299,322        725,277        251,813      1,487,117         52,747
Net transfers(1)                                                 (9,596)       492,299         43,350        623,465       (127,654)
Contract terminations:
    Surrender benefits and contract charges                     (27,970)      (289,643)      (127,663)      (209,455)      (179,389)
    Death benefits                                                   --             --        (69,589)        (3,966)        (8,111)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,002,649      4,458,868      2,042,048      7,705,539      2,311,533
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SPGR1          UTEC1          UTEC2          UTEC3          UTEC4
OPERATIONS
Investment income (loss) -- net                            $    (58,017)  $     (1,312)  $     (6,209)  $     (3,760)  $    (12,249)
Net realized gain (loss) on sales of investments             (1,456,601)        (8,851)      (130,785)       (74,599)      (144,052)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (85,773)       (66,039)      (211,155)      (104,528)      (386,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,600,391)       (76,202)      (348,149)      (182,887)      (542,943)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      (35,688)        (3,790)        53,705         32,249        135,130
Net transfers(1)                                               (889,872)         7,132         70,792        (38,352)         8,563
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (427,128)        (3,816)       (35,032)        (2,906)       (24,917)
    Death benefits                                              (66,829)            --             --        (11,812)        (7,035)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,419,517)          (474)        89,465        (20,821)       111,741
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,227,359        186,397        708,874        404,351      1,139,766
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,207,451   $    109,721   $    450,190   $    200,643   $    708,564
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,466,298        363,975      1,386,796        792,626      2,236,653
Contract purchase payments                                      (63,450)        (6,868)       143,341         76,065        313,395
Net transfers(1)                                             (1,842,078)        25,956         87,723       (151,444)       (30,703)
Contract terminations:
    Surrender benefits and contract charges                    (816,177)       (11,217)       (88,141)        (8,080)       (75,250)
    Death benefits                                             (113,788)            --             --        (24,716)       (20,769)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,630,805        371,846      1,529,719        684,451      2,423,326
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     ETC           STEC1         UEBC1(5)       UEBC2(5)       UEBC3(5)
OPERATIONS
Investment income (loss) -- net                            $    (13,523)  $    (31,338)  $         17   $        198   $          7
Net realized gain (loss) on sales of investments               (513,023)    (1,580,064)            39            184             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (52,248)       481,361           (383)        (1,596)          (328)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (578,794)    (1,130,041)          (327)        (1,214)          (326)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,753        376,137         11,790        159,202         18,933
Net transfers(1)                                               (260,288)      (558,076)           394          5,543            896
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (83,605)      (813,030)          (158)        (1,131)          (163)
    Death benefits                                              (15,945)       (62,344)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (344,085)    (1,057,313)        12,026        163,614         19,666
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,554,637      3,256,312             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    631,758   $  1,068,958   $     11,699   $    162,400   $     19,340
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,958,182      6,379,528             --             --             --
Contract purchase payments                                       26,658      1,301,538         11,989        165,163         19,979
Net transfers(1)                                               (432,969)    (1,315,541)           396          5,654            908
Contract terminations:
    Surrender benefits and contract charges                    (137,960)    (2,549,766)          (165)        (1,140)          (671)
    Death benefits                                              (26,887)      (160,589)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,387,024      3,655,170         12,220        169,677         20,216
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEBC4(5)       WEBC5(5)       WEBC8(5)       UECG1(5)       UECG2(5)
OPERATIONS
Investment income (loss) -- net                            $         71   $          4   $          3   $        (53)  $       (512)
Net realized gain (loss) on sales of investments                    (47)            11             (6)           259            120
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,619)          (191)          (135)           480          6,568
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,595)          (176)          (138)           686          6,176
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       83,487          7,806          3,556         30,393        259,041
Net transfers(1)                                                 21,283          1,612             17          5,678         21,172
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (182)          (138)          (137)          (156)        (1,112)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  104,588          9,280          3,436         35,915        279,101
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    102,993   $      9,104   $      3,298   $     36,601   $    285,277
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       86,049          8,017          3,581         32,589        277,948
Net transfers(1)                                                 21,873          1,651             17          5,896         22,015
Contract terminations:
    Surrender benefits and contract charges                        (190)          (144)          (144)          (163)        (1,153)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                107,732          9,524          3,454         38,322        298,810
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECG3(5)       UECG4(5)       WECG5(5)       WECG8(5)       UECB1(5)
OPERATIONS
Investment income (loss) -- net                            $        (77)  $       (413)  $        (27)  $         (6)  $      2,442
Net realized gain (loss) on sales of investments                    (40)          (108)             4             (1)          (155)
Distributions from capital gains                                     --             --             --             --          1,386
Net change in unrealized appreciation or
  depreciation of investments                                       380          1,851             15            (17)          (414)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         263          1,330             (8)           (24)         3,259
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,775        158,340         11,359          3,412        147,209
Net transfers(1)                                                  6,734         46,846          1,564             20        101,749
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (160)          (180)          (135)          (136)        (1,705)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   37,349        205,006         12,788          3,296        247,253
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     37,612   $    206,336   $     12,780   $      3,272   $    250,512
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       32,453        167,301         11,895          3,556        143,286
Net transfers(1)                                                  7,135         49,254          1,649             21         99,390
Contract terminations:
    Surrender benefits and contract charges                        (168)          (188)          (141)          (142)        (1,664)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 39,420        216,367         13,403          3,435        241,012
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UECB2(5)       UECB3(5)       UECB4(5)       WECB5(5)       WECB8(5)
OPERATIONS
Investment income (loss) -- net                            $      9,818   $      1,952   $      8,065   $      1,130   $         --
Net realized gain (loss) on sales of investments                     90             41             11             (1)            --
Distributions from capital gains                                  5,182          1,160          3,789            680             --
Net change in unrealized appreciation or
  depreciation of investments                                       399            211            635           (501)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      15,489          3,364         12,500          1,308             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      848,968        290,373        699,422         97,487             --
Net transfers(1)                                                 64,263         19,211         74,386         11,065             15
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,954)          (163)        (1,290)          (145)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  911,277        309,421        772,518        108,407             15
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    926,766   $    312,785   $    785,018   $    109,715   $         15
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      830,944        283,068        685,101         95,078             --
Net transfers(1)                                                 62,965         18,768         72,527         10,796             15
Contract terminations:
    Surrender benefits and contract charges                      (1,909)          (652)        (1,264)          (140)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                892,000        301,184        756,364        105,734             15
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEEI1(5)       UEEI2(5)       UEEI3(5)       UEEI4(5)       WEEI5(5)
OPERATIONS
Investment income (loss) -- net                            $        404   $      4,614   $        238   $      1,969   $         99
Net realized gain (loss) on sales of investments                     45            722            (12)           (47)            12
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,398)           392           (478)        (4,650)          (185)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (949)         5,728           (252)        (2,728)           (74)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       28,331        343,995         27,371        146,461          7,798
Net transfers(1)                                                  7,882         26,146          1,285         23,804          1,572
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,152)        (1,152)          (165)          (184)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   34,061        368,989         28,491        170,081          9,230
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     33,112   $    374,717   $     28,239   $    167,353   $      9,156
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       28,621        364,316         28,149        149,290          8,031
Net transfers(1)                                                  7,829         25,078          1,290         24,462          1,611
Contract terminations:
    Surrender benefits and contract charges                      (2,157)        (1,155)          (170)          (190)          (145)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 34,293        388,239         29,269        173,562          9,497
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEEI8(5)       UEFF1(5)       UEFF2(5)       UEFF3(5)       UEFF4(5)
OPERATIONS
Investment income (loss) -- net                            $         77   $        158   $      2,768   $        165   $        564
Net realized gain (loss) on sales of investments                     (4)           114            301             (1)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (496)          (225)           688            (63)          (883)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (423)            47          3,757            101           (325)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20,311          8,142        124,543          7,347         26,180
Net transfers(1)                                                     17          1,608          3,610            517             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (137)          (152)          (142)          (142)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20,191          9,598        128,011          7,722         26,038
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     19,768   $      9,645   $    131,768   $      7,823   $     25,713
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       20,652          8,197        128,860          7,454         25,870
Net transfers(1)                                                     17          1,591          2,988            513             --
Contract terminations:
    Surrender benefits and contract charges                        (144)          (152)          (142)          (142)          (142)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,525          9,636        131,706          7,825         25,728
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEFF5(5)       WEFF8(5)       UEFD1(3)       UEFD2(3)       UEFD3(3)
OPERATIONS
Investment income (loss) -- net                            $        (45)  $          3   $         (1)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                  3,985              1             (1)            (1)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,940              4             (2)            (2)            (2)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          142            119            212            212            250
Net transfers(1)                                                 (3,907)            (1)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (142)          (122)          (210)          (210)          (248)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (3,907)            (4)             2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         33   $         --   $         --   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          142            122            220            220            260
Net transfers(1)                                                     33             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (142)          (122)          (220)          (220)          (260)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     33             --             --             --             --
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEFD4(3)       WEFD5(3)       WEFD8(3)       UEGO1(5)       UEGO2(5)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $         (1)  $         64   $        924
Net realized gain (loss) on sales of investments                     (1)            (1)            --            (32)            90
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --           (323)        (3,203)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)            (2)            (1)          (291)        (2,189)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          212            173            135         11,757        161,267
Net transfers(1)                                                     --             --             --             50         18,894
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (210)          (171)          (134)          (150)        (1,089)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2              2              1         11,657        179,072
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $     11,366   $    176,883
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          220            180            140         12,448        173,051
Net transfers(1)                                                     --             --             --             53         20,165
Contract terminations:
    Surrender benefits and contract charges                        (220)          (180)          (140)          (164)        (1,153)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --         12,337        192,063
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGO3(5)       UEGO4(5)       WEGO5(5)       WEGO8(5)       UEGR1(5)
OPERATIONS
Investment income (loss) -- net                            $         96   $        501   $         37   $         --   $        (12)
Net realized gain (loss) on sales of investments                    (27)           (56)             4             (7)            99
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (642)        (2,528)          (273)            (1)           (36)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (573)        (2,083)          (232)            (8)            51
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,652         89,569          8,242            139          7,494
Net transfers(1)                                                    546         26,373          1,496             18            124
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (156)          (175)          (150)          (132)          (160)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   22,042        115,767          9,588             25          7,458
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     21,469   $    113,684   $      9,356   $         17   $      7,509
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       22,908         95,593          8,739            143          7,646
Net transfers(1)                                                    586         28,185          1,596             18            126
Contract terminations:
    Surrender benefits and contract charges                        (170)          (191)          (164)          (143)          (163)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 23,324        123,587         10,171             18          7,609
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGR2(5)       UEGR3(5)       UEGR4(5)       WEGR5(5)       WEGR8(5)
OPERATIONS
Investment income (loss) -- net                            $       (255)  $        (26)  $        (96)  $         (9)  $         (1)
Net realized gain (loss) on sales of investments                     28             --            (20)             8              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (591)           181            834             42              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (818)           155            718             41              5
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      169,386         25,138         35,188          2,958            136
Net transfers(1)                                                  2,547            273         10,148            665              7
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (603)          (162)          (170)          (140)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  171,330         25,249         45,166          3,483              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    170,512   $     25,404   $     45,884   $      3,524   $          7
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      170,830         25,662         36,388          3,039            143
Net transfers(1)                                                  2,655            270         10,332            680              7
Contract terminations:
    Surrender benefits and contract charges                        (605)          (165)          (173)          (143)          (143)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                172,880         25,767         46,547          3,576              7
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEGW1(3)       UEGW2(3)       UEGW3(3)       UEGW4(3)       WEGW5(3)
OPERATIONS
Investment income (loss) -- net                            $         20   $        317   $          7   $         13   $          1
Net realized gain (loss) on sales of investments                    (84)            (9)            (5)             3             (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4           (286)            (8)            20             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (60)            22             (6)            36             (1)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,881         15,975            251            809            173
Net transfers(1)                                                   (804)        18,219            499            964             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (219)          (211)          (249)          (210)          (172)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,858         33,983            501          1,563              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,798   $     34,005   $        495   $      1,599   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        4,122         16,604            260            905            180
Net transfers(1)                                                   (980)        19,040            516            981             --
Contract terminations:
    Surrender benefits and contract charges                        (229)          (220)          (260)          (220)          (180)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,913         35,424            516          1,666             --
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEGW8(3)       UEHI1(5)       UEHI2(5)       UEHI3(5)       UEHI4(5)
OPERATIONS
Investment income (loss) -- net                            $         57   $      2,337   $      5,001   $      1,870   $      8,062
Net realized gain (loss) on sales of investments                     (3)           214             50              8             (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (365)           540         (1,249)          (685)         1,063
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (311)         3,091          3,802          1,193          9,119
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20,310         95,383        183,435        136,035        328,212
Net transfers(1)                                                     --             90         23,490            545         10,348
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (134)          (145)        (1,373)          (157)          (185)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20,176         95,328        205,552        136,423        338,375
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     19,865   $     98,419   $    209,354   $    137,616   $    347,494
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       20,869         94,737        180,304        132,444        325,676
Net transfers(1)                                                     --            290         22,955            526         10,017
Contract terminations:
    Surrender benefits and contract charges                        (140)          (140)        (1,335)          (151)          (178)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,729         94,887        201,924        132,819        335,515
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WEHI5(5)       WEHI8(5)       UEIG1(5)       UEIG2(5)       UEIG3(5)
OPERATIONS
Investment income (loss) -- net                            $      2,378   $          3   $        396   $      2,743   $        440
Net realized gain (loss) on sales of investments                      2              2            (75)          (100)           (23)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       803             --           (623)        (2,379)          (646)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,183              5           (302)           264           (229)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       94,783            120         13,979        188,826         31,878
Net transfers(1)                                                  8,863             (1)        14,943         10,012          5,497
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (145)          (124)          (151)        (1,066)          (156)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  103,501             (5)        28,771        197,772         37,219
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    106,684   $         --   $     28,469   $    198,036   $     36,990
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       94,578            120         14,916        202,826         33,955
Net transfers(1)                                                  8,592             --         15,797         10,910          5,947
Contract terminations:
    Surrender benefits and contract charges                        (141)          (120)          (162)        (1,141)          (169)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                103,029             --         30,551        212,595         39,733
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEIG4(5)       WEIG5(5)       WEIG8(5)       UEMA1(5)       UEMA2(5)
OPERATIONS
Investment income (loss) -- net                            $      1,641   $        130   $          1   $        (12)  $       (110)
Net realized gain (loss) on sales of investments                   (102)            (1)           (10)            42             (3)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,344)          (162)            (1)          (142)           308
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (805)           (33)           (10)          (112)           195
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      108,042          9,642            141          7,082         59,204
Net transfers(1)                                                 27,893          1,381             15             --          2,387
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (175)          (150)          (131)          (156)          (584)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  135,760         10,873             25          6,926         61,007
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    134,955   $     10,840   $         15   $      6,814   $     61,202
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      115,326         10,329            142          7,308         62,319
Net transfers(1)                                                 29,910          1,485             16             --          2,455
Contract terminations:
    Surrender benefits and contract charges                        (189)          (163)          (142)          (164)          (600)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                145,047         11,651             16          7,144         64,174
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEMA3(5)       UEMA4(5)       WEMA5(5)       WEMA8(5)       UEOE1(5)
OPERATIONS
Investment income (loss) -- net                            $        (27)  $       (143)  $         (8)  $         (1)  $       (198)
Net realized gain (loss) on sales of investments                      5            (10)             2              1            330
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (11)        (1,798)           (35)            --           (306)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (33)        (1,951)           (41)            --           (174)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,125         68,361          2,966            137         22,334
Net transfers(1)                                                    261         13,166            633              8         61,120
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (158)          (161)          (137)          (138)          (159)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,228         81,366          3,462              7         83,295
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,195   $     79,415   $      3,421   $          7   $     83,121
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       10,596         69,949          3,079            144         22,744
Net transfers(1)                                                    266         13,593            657              8         63,606
Contract terminations:
    Surrender benefits and contract charges                        (166)          (169)          (144)          (144)          (165)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,696         83,373          3,592              8         86,185
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEOE2(5)       UEOE3(5)       UEOE4(5)       WEOE5(5)       WEOE8(5)
OPERATIONS
Investment income (loss) -- net                            $       (624)  $       (101)  $       (478)  $        (28)  $         (5)
Net realized gain (loss) on sales of investments                     (6)           (14)           (65)            25            (11)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,476)          (918)       (12,048)          (411)          (197)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (7,106)        (1,033)       (12,591)          (414)          (213)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      303,336         36,894        246,809         11,938          2,986
Net transfers(1)                                                 43,356          5,088         31,784          1,591             20
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,132)          (165)          (198)          (140)          (139)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  345,560         41,817        278,395         13,389          2,867
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    338,454   $     40,784   $    265,804   $     12,975   $      2,654
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      308,298         37,951        244,194         12,018          2,884
Net transfers(1)                                                 43,893          5,127         32,000          1,602             19
Contract terminations:
    Surrender benefits and contract charges                      (1,123)          (761)          (206)          (146)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                351,068         42,317        275,988         13,474          2,759
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UESM1(5)       UESM2(5)       UESM3(5)       UESM4(5)       WESM5(5)
OPERATIONS
Investment income (loss) -- net                            $        (74)  $       (370)  $        (51)  $       (324)  $         (6)
Net realized gain (loss) on sales of investments                     67           (554)          (249)          (832)            (3)
Distributions from capital gains                                  1,175          6,786          1,970          6,774            130
Net change in unrealized appreciation or
  depreciation of investments                                       379            496           (304)        (2,002)           (24)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,547          6,358          1,366          3,616             97
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,437        388,106        140,444        340,379          5,209
Net transfers(1)                                                 33,642         66,644          8,454         34,111          1,209
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (155)        (1,437)          (155)          (178)          (134)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   69,924        453,313        148,743        374,312          6,284
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     71,471   $    459,671   $    150,109   $    377,928   $      6,381
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       38,674        410,736        148,662        360,377          5,536
Net transfers(1)                                                 36,338         72,412          8,865         36,190          1,297
Contract terminations:
    Surrender benefits and contract charges                        (163)        (1,547)          (163)          (188)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 74,849        481,601        157,364        396,379          6,692
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESM8(5)       UESE1(3)       UESE2(3)       UESE3(3)       UESE4(3)
OPERATIONS
Investment income (loss) -- net                            $         (3)  $         (1)  $         (6)  $         (1)  $         (3)
Net realized gain (loss) on sales of investments                     (2)             2              3              2             (4)
Distributions from capital gains                                     59             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (25)            --             33             --           (240)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          29              1             30              1           (247)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,396            212            212            250         12,878
Net transfers(1)                                                      7             --          2,924             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (133)          (213)          (212)          (251)          (212)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,270             (1)         2,924             (1)        12,666
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,299   $         --   $      2,954   $         --   $     12,419
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        2,546            222            222            262         13,173
Net transfers(1)                                                      8             --          3,078             --             --
Contract terminations:
    Surrender benefits and contract charges                        (141)          (222)          (222)          (262)          (221)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,413             --          3,078             --         12,952
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WESE5(3)       WESE8(3)       UEST1(5)       UEST2(5)       UEST3(5)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $        (50)  $      6,904   $      1,376
Net realized gain (loss) on sales of investments                      1              1           (909)            85              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --             --         (1,739)           112
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --           (959)         5,250          1,489
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          173            135        299,976         83,243         75,068
Net transfers(1)                                                     --             --       (298,866)        60,320          3,366
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (173)          (135)          (151)          (151)          (151)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --             --            959        143,412         78,283
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $         --   $    148,662   $     79,772
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          181            141        291,570         79,816         70,551
Net transfers(1)                                                     --             --       (291,431)        57,494          3,240
Contract terminations:
    Surrender benefits and contract charges                        (181)          (141)          (139)          (139)          (139)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --             --        137,171         73,652
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UEST4(5)       WEST5(5)       WEST8(5)       UFCO1(2)       UFCO2(2)
OPERATIONS
Investment income (loss) -- net                            $      4,664   $        213   $          6   $       (301)  $     (1,150)
Net realized gain (loss) on sales of investments                    590             (1)             3           (478)            38
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (853)           (27)            --         (3,097)        (4,572)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,401            185              9         (3,876)        (5,684)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      340,638          4,141            120        138,333        496,438
Net transfers(1)                                                  8,180             --             --         46,464        149,198
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,059)          (151)          (129)          (404)        (1,007)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  347,759          3,990             (9)       184,393        644,629
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    352,160   $      4,175   $         --   $    180,517   $    638,945
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      318,617          3,996            120        156,310        570,053
Net transfers(1)                                                  7,678             --             --         53,097        171,260
Contract terminations:
    Surrender benefits and contract charges                      (1,012)          (139)          (120)          (465)        (1,177)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                325,283          3,857             --        208,942        740,136
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFCO3(2)       UFCO4(2)       WFCO5(3)       WFCO8(3)       UFGR1(2)
OPERATIONS
Investment income (loss) -- net                            $       (169)  $       (494)  $         (7)  $         (1)  $        (43)
Net realized gain (loss) on sales of investments                     (1)            15             --             (1)            (8)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (478)        (2,110)            42             --           (867)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (648)        (2,589)            35             (2)          (918)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       86,186        276,993            175            175         13,649
Net transfers(1)                                                 14,141         66,184          8,076             --            724
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (204)           (87)          (173)          (173)           (76)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  100,123        343,090          8,078              2         14,297
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     99,475   $    340,501   $      8,113   $         --   $     13,379
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       99,177        319,009            179            179         17,050
Net transfers(1)                                                 16,383         76,083          8,370             --            956
Contract terminations:
    Surrender benefits and contract charges                        (237)          (101)          (179)          (179)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                115,323        394,991          8,370             --         17,905
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFGR2(2)       UFGR3(2)       UFGR4(2)       WFGR5(6)       WFGR8(6)
OPERATIONS
Investment income (loss) -- net                            $       (195)  $        (27)  $       (360)  $        (35)  $         --
Net realized gain (loss) on sales of investments                     (5)            (5)          (135)          (872)            (6)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,854)          (786)        (8,272)          (201)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,054)          (818)        (8,767)        (1,108)            (6)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       56,988         19,367         85,008         11,050             22
Net transfers(1)                                                 26,581          4,787          4,257             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (76)          (121)           (89)           (16)           (16)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   83,493         24,033         89,176         11,034              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     80,439   $     23,215   $     80,409   $      9,926   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       72,805         24,948        102,501         13,675             21
Net transfers(1)                                                 35,014          6,330          5,463             --             --
Contract terminations:
    Surrender benefits and contract charges                        (101)          (162)          (118)           (21)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                107,718         31,116        107,846         13,654             --
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC1(2)       UFMC2(2)       WMDC6(7)       UFMC4(2)       WMDC5(7)
OPERATIONS
Investment income (loss) -- net                            $       (177)  $     (1,321)  $     (8,323)  $     (1,160)  $     (1,505)
Net realized gain (loss) on sales of investments                    (50)          (915)       (12,347)          (646)        (2,428)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       280          2,705       (146,333)        (1,195)       (20,709)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          53            469       (167,003)        (3,001)       (24,642)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       66,211        475,166        252,931        336,372         73,393
Net transfers(1)                                                 14,437        181,200        734,591         95,011         87,964
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,107)        (1,378)        (9,607)        (2,762)          (509)
    Death benefits                                                   --             --           (355)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   79,541        654,988        977,560        428,621        160,848
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        555,738             --         99,826
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     79,594   $    655,457   $  1,366,295   $    425,620   $    236,032
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        522,139             --         93,943
Contract purchase payments                                       77,992        558,560        249,600        395,083         72,258
Net transfers(1)                                                 17,098        215,714        684,000        113,150         84,663
Contract terminations:
    Surrender benefits and contract charges                      (1,306)        (1,641)        (9,852)        (5,701)          (536)
    Death benefits                                                   --             --           (410)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 93,784        772,633      1,445,477        502,532        250,328
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WMDC8(6)       WMDC2(7)       UVAS1(2)       UVAS2(2)        PVAS1
OPERATIONS
Investment income (loss) -- net                            $        (25)  $       (395)  $        (24)  $       (284)  $       (185)
Net realized gain (loss) on sales of investments                     --            192              6           (639)          (452)
Distributions from capital gains                                     --             --              1              1            366
Net change in unrealized appreciation or
  depreciation of investments                                        23         (4,282)           201          2,055         (2,315)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)        (4,485)           184          1,133         (2,586)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,450            (18)         4,194         64,119         31,418
Net transfers(1)                                                      7         35,827         15,181         36,624         29,334
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (18)           (38)          (353)           (48)          (467)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   24,439         35,771         19,022        100,695         60,285
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          8,315             --             --          2,916
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     24,437   $     39,601   $     19,206   $    101,828   $     60,615
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          7,839             --             --          2,015
Contract purchase payments                                       27,402             --          5,279         80,922         23,767
Net transfers(1)                                                      8         34,385         19,176         46,554         21,317
Contract terminations:
    Surrender benefits and contract charges                         (21)           (42)          (439)           (60)          (313)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 27,389         42,182         24,016        127,416         46,786
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS4(2)       WVAS5(6)       WVAS8(6)       WVAS2(4)        UMSS1
OPERATIONS
Investment income (loss) -- net                            $       (132)  $       (162)  $        (73)  $        (11)  $       (906)
Net realized gain (loss) on sales of investments                   (172)          (804)       (14,162)             1        (16,102)
Distributions from capital gains                                      1            529            999              4          7,174
Net change in unrealized appreciation or
  depreciation of investments                                       457         (2,821)            --             31        (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         154         (3,258)       (13,236)            25        (55,458)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,338         24,182         43,545            171        528,400
Net transfers(1)                                                 27,453         28,081        (30,291)         3,172        242,677
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (52)          (546)           (18)          (135)       (24,633)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   48,739         51,717         13,236          3,208        746,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         71,298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     48,893   $     48,459   $         --   $      3,233   $    762,284
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         61,488
Contract purchase payments                                       26,232         23,922         39,874            172        483,766
Net transfers(1)                                                 35,133         31,890        (39,853)         4,082        232,459
Contract terminations:
    Surrender benefits and contract charges                         (66)          (631)           (21)          (172)       (24,862)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 61,299         55,181             --          4,082        752,851
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UMSS2          PMSS1          UMSS4           EMU           SMSS1
OPERATIONS
Investment income (loss) -- net                            $     (7,717)  $     (5,445)  $    (17,851)  $     (3,952)  $     (2,214)
Net realized gain (loss) on sales of investments                (18,132)       (22,249)       (56,460)       (53,580)      (200,365)
Distributions from capital gains                                 85,962         32,309         94,384         21,939         35,212
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (251,255)      (713,153)      (117,038)       (91,159)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (620,840)      (246,640)      (693,080)      (152,631)      (258,526)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,705,068      1,199,516      2,756,558        220,117        181,458
Net transfers(1)                                              2,277,487      1,338,861      2,783,378        367,398        511,276
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (135,217)       (31,289)       (78,543)       (69,009)      (239,302)
    Death benefits                                              (19,498)       (20,935)        (5,777)        (3,193)       (37,229)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,827,840      2,486,153      5,455,616        515,313        416,203
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,529,647        307,457      1,584,855        673,880        593,143
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,736,647   $  2,546,970   $  6,347,391   $  1,036,562   $    750,820
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,321,211        251,581      1,373,613        546,335        472,993
Contract purchase payments                                    2,428,846      1,017,354      2,482,792        188,072        150,076
Net transfers(1)                                              2,077,583      1,171,066      2,550,072        292,629        302,264
Contract terminations:
    Surrender benefits and contract charges                    (128,243)       (29,926)       (74,095)       (57,595)      (202,035)
    Death benefits                                              (18,568)       (16,993)        (5,803)        (3,048)       (32,829)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,680,829      2,393,082      6,326,579        966,393        690,469
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WMSS2          UINT1          UINT2          UINT3          UINT4
OPERATIONS
Investment income (loss) -- net                            $       (727)  $      1,265   $      6,586   $      2,196   $     10,097
Net realized gain (loss) on sales of investments                   (138)       (13,624)       (44,376)        (8,311)      (149,746)
Distributions from capital gains                                  1,378             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (11,653)       (53,960)      (253,827)      (120,222)      (268,932)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11,140)       (66,319)      (291,617)      (126,337)      (408,581)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,322        139,939        449,788        176,711        798,509
Net transfers(1)                                                 87,148         13,138        533,774        121,591          5,636
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (242)       (11,301)       (39,939)       (17,796)      (117,450)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   88,228        141,776        943,623        280,506        686,695
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  47,990        274,624        749,772        433,473      1,327,193
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    125,078   $    350,081   $  1,401,778   $    587,642   $  1,605,307
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           41,027        324,353        887,194        514,024      1,576,124
Contract purchase payments                                        1,447        186,207        554,162        220,423        961,450
Net transfers(1)                                                 80,980         16,396        668,731        158,302        (12,961)
Contract terminations:
    Surrender benefits and contract charges                        (227)       (14,160)       (51,528)       (26,375)      (151,774)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                123,227        512,796      2,058,559        866,374      2,372,839
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT5(6)       WINT8(6)        UNDS1          UNDS2          PSND1
OPERATIONS
Investment income (loss) -- net                            $      3,528   $      9,485   $       (985)  $     (3,764)  $     (3,170)
Net realized gain (loss) on sales of investments                (59,609)      (124,459)        (3,088)       (17,139)       (14,770)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,417)       (51,137)       (34,952)      (118,154)       (88,069)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (86,498)      (166,111)       (39,025)      (139,057)      (106,009)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,718          7,250         20,516        138,363         86,104
Net transfers(1)                                                372,022        592,920         21,897         74,889         42,154
Annuity payments                                                     --             --             --             --           (429)
Contract terminations:
    Surrender benefits and contract charges                     (52,974)      (125,213)        (6,415)       (11,035)        (5,357)
    Death benefits                                                   --        (32,755)            --             --        (14,548)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  326,766        442,202         35,998        202,217        107,924
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        108,643        299,578        258,449
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    240,268   $    276,091   $    105,616   $    362,738   $    260,364
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        114,771        316,914        293,016
Contract purchase payments                                        7,301          8,093         30,429        180,119        119,137
Net transfers(1)                                                338,342        494,622         29,525         87,603         55,066
Contract terminations:
    Surrender benefits and contract charges                     (59,162)      (138,995)        (9,496)       (15,737)        (7,726)
    Death benefits                                                   --        (33,563)            --             --        (18,183)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                286,481        330,157        165,229        568,899        441,310
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UNDS4         WSND5(6)       WSND8(6)        UTRS1          UTRS2
OPERATIONS
Investment income (loss) -- net                            $     (7,101)  $        (46)  $         --   $      4,696   $     21,285
Net realized gain (loss) on sales of investments                (44,182)           (27)            (6)       (14,769)       (54,955)
Distributions from capital gains                                     --             --             --         13,568         74,158
Net change in unrealized appreciation or
  depreciation of investments                                  (173,855)        (1,201)            --        (64,722)      (511,635)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (225,138)        (1,274)            (6)       (61,227)      (471,147)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      279,222         16,117             21        264,869      2,783,504
Net transfers(1)                                                 69,712             --             --        663,963      2,068,268
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (24,876)           (15)           (15)       (43,249)      (237,649)
    Death benefits                                                   --             --             --        (59,370)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  324,058         16,102              6        826,213      4,614,123
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 428,041             --             --        875,489      3,794,238
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    526,961   $     14,828   $         --   $  1,640,475   $  7,937,214
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          454,426             --             --        792,426      3,439,804
Contract purchase payments                                      335,279         20,228             21        256,297      2,564,696
Net transfers(1)                                                 78,680             --             --        631,613      1,905,869
Contract terminations:
    Surrender benefits and contract charges                     (36,573)           (21)           (21)       (42,205)      (223,735)
    Death benefits                                                   --             --             --        (53,466)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                831,812         20,207             --      1,584,665      7,686,634
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    PSTR1          UTRS4         WSTR5(6)       WSTR8(6)       USUT1(2)
OPERATIONS
Investment income (loss) -- net                            $      5,329   $      7,368   $         (6)  $        (18)  $         --
Net realized gain (loss) on sales of investments                (42,737)       (65,218)            --              1              1
Distributions from capital gains                                 37,165         78,991             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (246,193)      (539,230)            (8)            94              7
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (246,436)      (518,089)           (14)            77              8
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,416,054      3,039,700         10,151          5,074             60
Net transfers(1)                                              1,186,244      2,676,392             --             --            313
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (143,608)      (166,346)           (20)           (19)           (52)
    Death benefits                                             (292,816)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,165,874      5,549,746         10,131          5,055            321
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,953,153      3,838,689             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,872,591   $  8,870,346   $     10,117   $      5,132   $        329
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,861,342      3,493,459         10,933             --             --
Contract purchase payments                                    1,362,473      2,824,389             --          5,564             60
Net transfers(1)                                              1,170,795      2,486,331            (21)            --            376
Contract terminations:
    Surrender benefits and contract charges                    (146,056)      (157,956)            --            (21)           (60)
    Death benefits                                             (299,941)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,948,613      8,646,223         10,912          5,543            376
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USUT2(2)        PSUT1         USUT4(2)       WSUT5(6)       WSUT8(6)
OPERATIONS
Investment income (loss) -- net                            $        (22)  $      1,098   $         (9)  $        (35)  $         --
Net realized gain (loss) on sales of investments                    (20)        (1,829)            (6)            (3)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       365        (26,186)           215           (279)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         323        (26,917)           200           (317)            (4)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           60          3,006             61          5,032             21
Net transfers(1)                                                 19,467         49,370          4,431             33             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (52)          (788)           (52)           (18)           (17)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,475         51,588          4,440          5,047              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         94,753             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     19,798   $    119,424   $      4,640   $      4,730   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        126,281             --             --             --
Contract purchase payments                                           60          4,710             60          5,538             21
Net transfers(1)                                                 22,636         79,495          5,315             40             --
Contract terminations:
    Surrender benefits and contract charges                         (60)        (1,401)           (60)           (21)           (21)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 22,636        209,085          5,315          5,557             --
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOCA1(2)       UOCA2(2)       UOCA3(2)       UOCA4(2)       WOCA5(3)
OPERATIONS
Investment income (loss) -- net                            $         (9)  $       (323)  $       (123)  $       (393)  $         (1)
Net realized gain (loss) on sales of investments                     (2)            44           (198)            14              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (143)         1,936         (1,234)         1,569              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (154)         1,657         (1,555)         1,190              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,109         84,837         20,481         55,893            172
Net transfers(1)                                                  4,058         25,782         11,584         70,604             43
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (79)        (1,610)          (126)          (315)          (174)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,088        109,009         31,939        126,182             41
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,934   $    110,666   $     30,384   $    127,372   $         42
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        3,965        110,706         24,700         72,682            181
Net transfers(1)                                                  4,976         32,503         14,264         90,528             43
Contract terminations:
    Surrender benefits and contract charges                        (101)        (2,008)          (162)          (395)          (181)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,840        141,201         38,802        162,815             43
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOCA8(3)       UOGS1(2)       UOGS2(2)       WOGS6(4)       UOGS4(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (29)  $       (155)  $       (473)  $       (129)
Net realized gain (loss) on sales of investments                      2             (2)          (167)          (340)          (495)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (532)        (4,038)       (13,091)        (2,130)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           1           (563)        (4,360)       (13,904)        (2,754)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          134         19,214         63,562          4,371         38,587
Net transfers(1)                                                     --            444         35,462        158,939          7,200
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (135)           (46)           (46)        (2,588)           (66)
    Death benefits                                                   --             --             --           (173)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (1)        19,612         98,978        160,549         45,721
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     19,049   $     94,618   $    146,645   $     42,967
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          141         24,307         78,142          5,605         47,014
Net transfers(1)                                                     --            570         45,232        187,541          9,169
Contract terminations:
    Surrender benefits and contract charges                        (141)           (61)           (61)        (3,207)           (85)
    Death benefits                                                   --             --             --           (237)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         24,816        123,313        189,702         56,098
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS5(4)       WOGS8(3)       WOGS2(4)       UOSM1(2)       UOSM2(2)
OPERATIONS
Investment income (loss)-- net                             $        (28)  $         (5)  $         (2)  $        (60)  $       (254)
Net realized gain (loss) on sales of investments                   (174)            (2)           (39)           (85)          (108)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (106)          (114)            --         (1,469)        (1,371)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (308)          (121)           (41)        (1,614)        (1,733)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          214          8,205            171         27,586        103,407
Net transfers(1)                                                  9,573             --             --            406         57,082
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (164)          (130)          (130)           (80)          (503)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,623          8,075             41         27,912        159,986
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,315   $      7,954   $         --   $     26,298   $    158,253
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          214          8,737            171         32,457        129,268
Net transfers(1)                                                 12,062             --             --            742         70,650
Contract terminations:
    Surrender benefits and contract charges                        (214)          (140)          (171)          (101)          (619)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 12,062          8,597             --         33,098        199,299
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOSM3(2)       UOSM4(2)       WOSM5(5)       WOSM8(5)       USTB1(2)
OPERATIONS
Investment income (loss) -- net                            $       (122)  $       (184)  $         (7)  $         (7)  $        (52)
Net realized gain (loss) on sales of investments                    (21)           (68)            (1)            --              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,411)        (1,934)           (45)          (185)         1,047
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,554)        (2,186)           (53)          (192)           999
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       48,155         47,011          3,149         12,105         27,936
Net transfers(1)                                                  5,194         23,937            340              5         11,778
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (129)           (89)            --             --         (1,402)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   53,220         70,859          3,489         12,110         38,312
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     51,666   $     68,673   $      3,436   $     11,918   $     39,311
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       58,773         56,681          3,257         12,524         27,663
Net transfers(1)                                                  6,446         30,075            352              5         11,659
Contract terminations:
    Surrender benefits and contract charges                        (163)          (113)            --             --         (1,375)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 65,056         86,643          3,609         12,529         37,947
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB2(2)       WSTB6(4)       USTB4(2)       WSTB5(4)       WSTB8(3)
OPERATIONS
Investment income (loss) -- net                            $       (438)  $     (1,215)  $       (582)  $        (15)  $         (1)
Net realized gain (loss) on sales of investments                     15            (37)           189             --              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,195          9,431          6,034            228             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,772          8,179          5,641            213              4
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,871        123,071        135,873          7,296            141
Net transfers(1)                                                 99,196         89,747         12,140          3,094             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (229)        (2,200)          (958)          (220)          (145)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  160,838        210,618        147,055         10,170             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    166,610   $    218,797   $    152,696   $     10,383   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       62,246        124,232        136,548          7,224            140
Net transfers(1)                                                 98,895         90,111         12,118          3,066             --
Contract terminations:
    Surrender benefits and contract charges                        (225)        (2,206)          (958)          (214)          (140)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                160,916        212,137        147,708         10,076             --
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSTB2(4)        UGIN1          UGIN2          PGIN1          UGIN4
OPERATIONS
Investment income (loss) -- net                            $         (2)  $      1,931   $      4,391   $      1,557   $        (90)
Net realized gain (loss) on sales of investments                      6         (7,872)       (44,613)       (22,418)       (68,608)
Distributions from capital gains                                     --          1,709          7,718          6,047          6,986
Net change in unrealized appreciation or
  depreciation of investments                                        --        (40,127)      (318,775)      (260,254)      (280,175)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           4        (44,359)      (351,279)      (275,068)      (341,887)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171         35,088        476,644        259,527        486,540
Net transfers(1)                                                     --         72,382        362,061        365,466        285,153
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (175)       (10,829)       (64,035)       (58,797)       (42,460)
    Death benefits                                                   --        (36,033)            --         (1,867)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (4)        60,608        774,670        564,329        729,233
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        284,555      1,152,706        918,483      1,091,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    300,804   $  1,576,097   $  1,207,744   $  1,478,390
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        287,498      1,166,067        963,282      1,108,568
Contract purchase payments                                          171         44,905        518,427        276,222        521,827
Net transfers(1)                                                     --         95,980        377,691        416,472        300,598
Contract terminations:
    Surrender benefits and contract charges                        (171)       (12,275)       (71,596)       (71,012)       (51,626)
    Death benefits                                                   --        (37,289)            --         (1,940)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        378,819      1,990,589      1,583,024      1,879,367
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EPG          WGIN8(6)       UHSC1(3)       UHSC2(3)       WHSC6(4)
OPERATIONS
Investment income (loss)-- net                             $     12,322   $         --   $         (1)  $        (32)  $       (331)
Net realized gain (loss) on sales of investments               (311,325)            (5)             3             (5)          (995)
Distributions from capital gains                                 37,305             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,192,262)            --             --           (443)        (6,207)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,453,960)            (5)             2           (480)        (7,533)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      191,471             21            211         26,729            216
Net transfers(1)                                               (152,377)            --             --          4,033         53,494
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (517,009)           (16)          (213)          (214)        (2,253)
    Death benefits                                              (66,793)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (544,708)             5             (2)        30,548         51,457
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,289,538             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,290,870   $         --   $         --   $     30,068   $     43,924
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,280,095             --             --             --             --
Contract purchase payments                                      176,604             21            220         26,999            214
Net transfers(1)                                               (179,283)            --             --          4,049         54,837
Contract terminations:
    Surrender benefits and contract charges                    (504,699)           (21)          (220)          (220)        (2,640)
    Death benefits                                              (66,372)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,706,345             --             --         30,828         52,411
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UHSC4(3)       WHSC5(4)       WHSC8(3)       WHSC2(4)       UIGR1(2)
OPERATIONS
Investment income (loss) -- net                            $         (6)  $        (33)  $         (1)  $       (178)  $        (58)
Net realized gain (loss) on sales of investments                     (2)          (132)             2            (11)          (168)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (17)          (174)            --         (1,004)          (727)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (25)          (339)             1         (1,193)          (953)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,211            214            134         11,780         27,087
Net transfers(1)                                                     --         10,541             --         17,239            155
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (213)          (176)          (135)          (141)           (47)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,998         10,579             (1)        28,878         27,195
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,973   $     10,240   $         --   $     27,685   $     26,242
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        7,375            212            140         12,981         32,921
Net transfers(1)                                                     --         12,234             --         20,317            105
Contract terminations:
    Surrender benefits and contract charges                        (220)          (212)          (140)          (169)           (60)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,155         12,234             --         33,129         32,966
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR2(2)        PIGR1         UIGR4(2)         EPL          WIGR8(6)
OPERATIONS
Investment income (loss) -- net                            $       (666)  $    (16,600)  $       (983)  $     (7,996)  $         (9)
Net realized gain (loss) on sales of investments                   (500)      (268,143)          (830)      (206,293)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       858       (548,102)         1,737       (102,127)          (150)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (308)      (832,845)           (76)      (316,416)          (160)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      278,624        493,290        364,747        147,833          5,869
Net transfers(1)                                                 69,887       (151,461)        67,101         62,726             17
Annuity payments                                                     --         (1,800)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,503)      (102,187)           (72)      (107,086)           (17)
    Death benefits                                                   --        (12,196)            --        (37,057)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  347,008        225,646        431,776         66,416          5,869
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      4,269,371             --      1,651,442             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    346,700   $  3,662,172   $    431,700   $  1,401,442   $      5,709
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      4,730,889             --      1,775,441             --
Contract purchase payments                                      350,350        612,600        458,849        177,170          6,746
Net transfers(1)                                                 87,378       (200,488)        84,788         73,923             20
Contract terminations:
    Surrender benefits and contract charges                      (1,918)      (132,342)           (92)      (125,002)           (21)
    Death benefits                                                   --        (16,573)            --        (45,623)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                435,810      4,994,086        543,545      1,855,909          6,745
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WIGR2         UVCP1(3)       UVCP2(3)       UVCP3(3)       UVCP4(3)
OPERATIONS
Investment income (loss) -- net                            $     (3,212)  $         (1)  $       (350)  $       (283)  $       (286)
Net realized gain (loss) on sales of investments                (58,061)            (2)            84           (125)          (620)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (25,244)           (10)         2,905         11,705          4,273
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (86,517)           (13)         2,639         11,297          3,367
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         (641)           231        194,439        155,412        146,153
Net transfers(1)                                                 12,227          1,068          2,156         15,471         16,865
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,610)          (236)          (240)          (235)          (235)
    Death benefits                                              (18,305)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (25,329)         1,063        196,355        170,648        162,783
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 427,111             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    315,265   $      1,050   $    198,994   $    181,945   $    166,150
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          729,923             --             --             --             --
Contract purchase payments                                       (1,279)           241        200,979        170,030        152,100
Net transfers(1)                                                 14,455          1,069          2,089         15,843         17,635
Contract terminations:
    Surrender benefits and contract charges                     (35,206)          (241)          (244)          (241)          (240)
    Death benefits                                              (42,386)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                665,507          1,069        202,824        185,632        169,495
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVCP5(3)       WVCP8(3)       UVGI1(3)       UVGI2(3)       UVGI3(3)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (4)  $         (2)  $        (47)  $         (8)
Net realized gain (loss) on sales of investments                      4             (6)            --           (299)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (116)            --         (1,020)            77
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           3           (126)            (2)        (1,366)            70
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          173          2,984            212         43,968            231
Net transfers(1)                                                     --             --          1,613         (1,094)         4,115
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (176)          (138)          (211)          (211)          (230)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (3)         2,846          1,614         42,663          4,116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $      2,720   $      1,612   $     41,297   $      4,186
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          180          2,917            220         44,471            240
Net transfers(1)                                                     --             --          1,673         (1,351)         4,341
Contract terminations:
    Surrender benefits and contract charges                        (180)          (140)          (220)          (220)          (240)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --          2,777          1,673         42,900          4,341
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVGI4(3)       WVGI5(3)       WVGI8(3)       UVRE1(3)       UVRE2(3)
OPERATIONS
Investment income (loss) -- net                            $       (167)  $         (1)  $         (1)  $          6   $      1,651
Net realized gain (loss) on sales of investments                     43             --             --            (17)            (8)
Distributions from capital gains                                     --             --             --              4            940
Net change in unrealized appreciation or
  depreciation of investments                                     1,382             --             --             --         (2,000)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,258             (1)            (1)            (7)           583
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       60,031            174            135            218         51,738
Net transfers(1)                                                 10,552             --             --             --          2,781
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (846)          (173)          (134)          (211)          (210)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   69,737              1              1              7         54,309
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     70,995   $         --   $         --   $         --   $     54,892
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       63,676            180            140            219         54,410
Net transfers(1)                                                 11,010             --             --             --          2,936
Contract terminations:
    Surrender benefits and contract charges                        (873)          (180)          (140)          (219)          (219)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 73,813             --             --             --         57,127
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                  UVRE3(3)       UVRE4(3)       WVRE5(3)       WVRE8(3)
OPERATIONS
Investment income (loss) -- net                                           $          5   $         42   $         48   $          4
Net realized gain (loss) on sales of investments                                   (17)            (5)            (4)           (11)
Distributions from capital gains                                                     4             25             28              2
Net change in unrealized appreciation or
  depreciation of investments                                                       --            (29)           (31)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                         (8)            33             41             (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                         218            509          1,569            138
Net transfers(1)                                                                    --            890             --             --
Annuity payments                                                                    --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                                       (210)          (210)          (172)          (133)
    Death benefits                                                                  --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                       8          1,189          1,397              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                     --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $         --   $      1,222   $      1,438   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                              --             --             --             --
Contract purchase payments                                                         219            546          1,677            139
Net transfers(1)                                                                    --            945             --             --
Contract terminations:
    Surrender benefits and contract charges                                       (219)          (219)          (179)          (139)
    Death benefits                                                                  --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                    --          1,272          1,498             --
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.
(2)  For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(3)  For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

(4)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(5)  For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.
(6)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

(7)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2002.


See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  PBND1           ESI           SBND1          UCMG1          UCMG2
OPERATIONS
Investment income (loss) -- net                            $      4,669   $    682,185   $     92,648   $      6,363   $     23,105
Net realized gain (loss) on sales of investments                    269       (129,959)         2,125              2             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       398        249,511        (12,724)           (17)           (73)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,336        801,737         82,049          6,348         23,027
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        392,694         45,721         72,505        414,634
Net transfers(1)                                                 21,723        135,621        751,120        451,974      2,441,327
Annuity payments                                                     --         (1,075)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,903)    (1,253,230)       (98,267)            (1)       (21,590)
    Death benefits                                                   --       (110,742)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            19,820       (836,732)       698,574        524,478      2,834,371
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  85,549     13,157,333        710,040         54,952             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    110,705   $ 13,122,338   $  1,490,663   $    585,778   $  2,857,398
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           81,583      9,498,099        687,876         53,407             --
Contract purchase payments                                           --        276,188         42,929         68,993        416,079
Net transfers(1)                                                 19,467         98,081        723,511        431,923      2,433,405
Contract terminations:
    Surrender benefits and contract charges                      (1,756)      (872,057)       (91,379)            (1)       (21,393)
    Death benefits                                                   --        (77,062)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 99,294      8,923,249      1,362,937        554,322      2,828,091
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PCMG1          UCMG4           EMS           SCMG1          PDEI1
OPERATIONS
Investment income (loss) -- net                            $     13,308   $     33,757   $    220,673   $    296,353   $       (487)
Net realized gain (loss) on sales of investments                     (1)             2         (1,096)            49         30,923
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (59)          (106)           605           (576)           870
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,248         33,653        220,182        295,826         31,306
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      538,610        858,103      2,036,753      2,282,409        139,247
Net transfers(1)                                              1,985,789      2,622,121      5,157,424        449,362        407,388
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (22,079)       (94,490)    (2,250,927)    (2,502,884)      (477,380)
    Death benefits                                              (92,794)            --             --       (396,463)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         2,409,526      3,385,734      4,943,250       (167,576)        69,255
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     366        635,049      5,461,808     11,833,617        243,860
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,423,140   $  4,054,436   $ 10,625,240   $ 11,961,867   $    344,421
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              350        618,285      4,421,199     11,510,757        244,084
Contract purchase payments                                      503,480        820,668      1,634,378      2,233,625        142,415
Net transfers(1)                                              1,854,182      2,508,422      4,127,361        460,986        406,604
Contract terminations:
    Surrender benefits and contract charges                     (20,569)       (89,957)    (1,774,260)    (2,394,165)      (451,275)
    Death benefits                                              (87,359)            --             --       (412,026)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,250,084      3,857,418      8,408,678     11,399,177        341,828
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WDEI5          SDEI1          WDEI2          UFIF1          UFIF2
OPERATIONS
Investment income (loss) -- net                            $        (41)  $       (659)  $        (59)  $        515   $     29,600
Net realized gain (loss) on sales of investments                   (184)       (49,930)            27            217            189
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,747          4,363          1,811            (36)        (3,138)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,522        (46,226)         1,779            696         26,651
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,207         (5,585)        22,454         15,698      2,012,813
Net transfers(1)                                                 85,446        418,967         10,324         16,452        721,934
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (316)       (18,000)          (770)            (1)       (33,345)
    Death benefits                                                   --         (8,733)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           115,337        386,649         32,008         32,149      2,701,402
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,939         55,691          3,168             --         25,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    124,798   $    396,114   $     36,955   $     32,845   $  2,753,766
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,350         51,889          2,939             --         24,512
Contract purchase payments                                       28,086         (4,801)        22,614         14,456      1,843,436
Net transfers(1)                                                 79,571        345,177          9,288         15,082        657,659
Contract terminations:
    Surrender benefits and contract charges                        (296)       (16,402)          (719)            (1)       (30,290)
    Death benefits                                                   --         (8,663)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                114,711        367,200         34,122         29,537      2,495,317
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UFIF3          UFIF4          WFDI5          SFDI1          WFDI2
OPERATIONS
Investment income (loss) -- net                            $     10,110   $     18,650   $      2,151   $      7,462   $     15,261
Net realized gain (loss) on sales of investments                    177            286             59          1,120            803
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (258)          (258)           (39)          (668)         5,156
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      10,029         18,678          2,171          7,914         21,220
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      562,396        763,512         86,403         70,261         86,332
Net transfers(1)                                                304,914        680,896            184        389,493        215,719
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,355)       (29,266)          (346)       (23,014)       (19,988)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           864,955      1,415,142         86,241        436,740        282,063
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,626         35,623         41,492         25,835        347,954
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    890,610   $  1,469,443   $    129,904   $    470,489   $    651,237
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,725         33,594         39,245         24,341        330,870
Contract purchase payments                                      508,795        693,532         78,011         64,667         78,875
Net transfers(1)                                                277,596        619,878            229        355,333        200,348
Contract terminations:
    Surrender benefits and contract charges                      (2,124)       (26,462)          (312)       (20,809)       (18,175)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                798,992      1,320,542        117,173        423,532        591,918
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UNDM1          UNDM2          PNDM1          UNDM4           EGD
OPERATIONS
Investment income (loss) -- net                            $        (39)  $        (85)  $    (26,453)  $       (967)  $    (60,329)
Net realized gain (loss) on sales of investments                    (39)           (58)      (102,902)        (1,441)      (126,943)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (193)         1,623       (331,473)        (9,092)      (844,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (271)         1,480       (460,828)       (11,500)    (1,031,782)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,189            713        607,529         43,573        412,497
Net transfers(1)                                                  6,296         59,116      1,266,355         87,563        641,651
Annuity payments                                                     --             --         (7,793)            --             --
Contract terminations:
    Surrender benefits and contract charges                          (1)            --       (459,875)        (3,880)      (362,349)
    Death benefits                                                   --             --         (9,657)            --        (25,717)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            15,484         59,829      1,396,559        127,256        666,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --      2,069,454         29,559      5,736,038
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     15,213   $     61,309   $  3,005,185   $    145,315   $  5,370,338
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      1,936,840         32,247      3,716,997
Contract purchase payments                                       11,414            899        687,507         49,438        308,358
Net transfers(1)                                                  8,673         80,015      1,355,496        111,546        509,304
Contract terminations:
    Surrender benefits and contract charges                          (1)            --       (490,439)          (103)      (277,964)
    Death benefits                                                   --             --        (11,149)            --        (19,996)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,086         80,914      3,478,255        193,128      4,236,699
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      SNDM1          WNDM2          UGIP1          UGIP2          UGIP3
OPERATIONS
Investment income (loss) -- net                            $    (25,952)  $     (6,364)  $     (1,420)  $     (8,974)  $     (7,370)
Net realized gain (loss) on sales of investments               (127,964)        (3,487)        (4,711)        (3,706)         4,400
Distributions from capital gains                                     --             --         11,803         31,868         30,507
Net change in unrealized appreciation or
  depreciation of investments                                  (245,647)       (79,605)       (19,696)        (3,692)       (45,536)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (399,563)       (89,456)       (14,024)        15,496        (17,999)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      182,483         70,399        123,556      1,747,537        458,299
Net transfers(1)                                                220,415        104,692        490,750      1,660,648      1,442,849
Annuity payments                                                     --             --             --             --           (662)
Contract terminations:
    Surrender benefits and contract charges                     (88,535)        (7,533)       (12,406)       (17,918)        (5,498)
    Death benefits                                                   --             --             --             --         (9,495)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           314,363        167,558        601,900      3,390,267      1,885,493
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,224,328        415,735         30,068         63,048        207,385
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,139,128   $    493,837   $    617,944   $  3,468,811   $  2,074,879
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,468,296        483,327         30,898         64,843        213,427
Contract purchase payments                                      224,502         98,231        123,116      1,838,249        466,484
Net transfers(1)                                                323,253        128,490        499,688      1,716,320      1,494,953
Contract terminations:
    Surrender benefits and contract charges                    (120,045)        (9,290)       (13,382)       (18,656)       (12,933)
    Death benefits                                                   --             --             --             --        (10,130)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,896,006        700,758        640,320      3,600,756      2,151,801
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIP4          UPRG1          UPRG2          UPRG3          UPRG4
OPERATIONS
Investment income (loss) -- net                            $    (17,462)  $     (2,639)  $    (15,296)  $     (9,623)  $    (28,785)
Net realized gain (loss) on sales of investments                  1,181        (10,945)       (56,289)       (27,273)       (45,857)
Distributions from capital gains                                 63,243         12,516         78,187         39,199        107,952
Net change in unrealized appreciation or
  depreciation of investments                                   (80,924)       (30,139)      (225,949)      (114,420)      (322,924)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (33,962)       (31,207)      (219,347)      (112,117)      (289,614)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,719,362        183,888      1,008,847        157,855      1,263,458
Net transfers(1)                                              2,582,443        307,876      1,212,475        895,426      2,294,705
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (19,704)       (13,189)       (44,283)        (4,991)       (45,827)
    Death benefits                                                   --             --             --         (8,714)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         4,282,101        478,575      2,177,039      1,039,576      3,512,336
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 283,215         37,557        350,148        340,311        558,921
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,531,354   $    484,925   $  2,307,840   $  1,267,770   $  3,781,643
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          291,617         47,151        437,601        425,680        699,537
Contract purchase payments                                    1,764,737        261,198      1,439,428        235,669      1,827,261
Net transfers(1)                                              2,684,016        453,760      1,721,277      1,303,540      3,348,164
Contract terminations:
    Surrender benefits and contract charges                     (18,401)       (21,216)       (67,371)        (7,238)       (66,584)
    Death benefits                                                   --             --             --        (13,514)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,721,969        740,893      3,530,935      1,944,137      5,808,378
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EPP           SPGR1          UTEC1          UTEC2          UTEC3
OPERATIONS
Investment income (loss) -- net                            $    (35,801)  $   (100,750)  $     (1,202)  $     (5,216)  $     (3,881)
Net realized gain (loss) on sales of investments               (654,703)    (1,577,020)       (11,254)       (19,539)       (39,778)
Distributions from capital gains                                163,708        379,405          9,092         43,864         28,351
Net change in unrealized appreciation or
  depreciation of investments                                  (183,026)      (431,950)       (23,626)      (117,149)       (73,364)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (709,822)    (1,730,315)       (26,990)       (98,040)       (88,672)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      238,420             --        121,241        225,007         37,757
Net transfers(1)                                               (588,767)      (480,453)        63,114        449,913        269,095
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (108,515)      (446,490)        (1,565)       (17,863)        (6,099)
    Death benefits                                              (57,462)      (127,781)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                          (516,324)    (1,054,724)       182,790        657,057        300,753
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,247,299      8,012,398         30,597        149,857        192,270
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,021,153   $  5,227,359   $    186,397   $    708,874   $    404,351
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,368,268      9,297,787         44,108        216,059        277,449
Contract purchase payments                                      255,607             --        209,427        429,157         61,650
Net transfers(1)                                               (858,348)    (1,034,152)       113,615        774,951        464,353
Contract terminations:
    Surrender benefits and contract charges                    (126,789)      (617,256)        (3,175)       (33,371)       (10,826)
    Death benefits                                              (64,798)      (180,081)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,573,940      7,466,298        363,975      1,386,796        792,626
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    UTEC4           ETC           STEC1         WMDC6(2)       WMDC5(2)
OPERATIONS
Investment income (loss) -- net                            $    (10,157)  $    (26,612)  $    (76,550)  $     (1,260)  $       (338)
Net realized gain (loss) on sales of investments                (30,475)      (697,884)    (3,882,157)           (54)             5
Distributions from capital gains                                 64,851        166,708        510,506             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (210,940)      (181,738)     1,201,985         24,021          4,530
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (186,721)      (739,526)    (2,246,216)        22,707          4,197
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      380,454         73,650        327,797        212,955         69,407
Net transfers(1)                                                634,868       (110,570)    (1,098,064)       320,479         26,222
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,700)       (75,761)      (339,398)          (403)            --
    Death benefits                                                   --        (53,427)       (31,851)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,009,622       (166,108)    (1,141,516)       533,031         95,629
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 316,865      2,460,271      6,644,044             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,139,766   $  1,554,637   $  3,256,312   $    555,738   $     99,826
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          456,291      2,278,134      9,542,504             --             --
Contract purchase payments                                      656,452         65,728        488,395        208,795         68,115
Net transfers(1)                                              1,134,580       (243,259)    (2,960,242)       313,727         25,828
Contract terminations:
    Surrender benefits and contract charges                     (10,670)       (85,006)      (636,281)          (383)            --
    Death benefits                                                   --        (57,415)       (54,848)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,236,653      1,958,182      6,379,528        522,139         93,943
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                   WMDC2(2)        PVAS1          UMSS1          UMSS2          PMSS1
OPERATIONS
Investment income (loss) -- net                            $        (10)  $        (12)  $        252   $     (1,746)  $       (201)
Net realized gain (loss) on sales of investments                    (17)          (199)        (1,148)           169         (1,040)
Distributions from capital gains                                     --             60          2,232          7,835          3,119
Net change in unrealized appreciation or
  depreciation of investments                                       276            215            417         30,138           (720)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         249             64          1,753         36,396          1,158
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,515          2,501         17,737        937,965        125,964
Net transfers(1)                                                  3,551             21         28,942        551,900        180,043
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             (2)            (2)        (4,404)          (110)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                             8,066          2,520         46,677      1,485,461        305,897
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            332         22,868          7,790            402
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      8,315   $      2,916   $     71,298   $  1,529,647   $    307,457
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            258         20,898          7,156            347
Contract purchase payments                                        4,383          1,678         15,686        832,710        102,958
Net transfers(1)                                                  3,456             80         24,906        485,217        148,365
Contract terminations:
    Surrender benefits and contract charges                          --             (1)            (2)        (3,872)           (89)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,839          2,015         61,488      1,321,211        251,581
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UMSS4           EMU           SMSS1          WMSS2          UINT1
OPERATIONS
Investment income (loss) -- net                            $       (745)  $      3,054   $     13,653   $       (247)  $      1,712
Net realized gain (loss) on sales of investments                 (6,598)        (6,759)      (122,294)           269        (19,017)
Distributions from capital gains                                 22,901         31,187         93,662             20         24,784
Net change in unrealized appreciation or
  depreciation of investments                                     9,035        (25,983)       (24,654)            70        (25,423)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      24,593          1,499        (39,633)           112        (17,944)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      883,909         88,382        277,425         41,223         90,371
Net transfers(1)                                                706,194        423,995        492,762          4,018        188,209
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (45,781)       (38,163)      (231,063)          (343)        (8,694)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,544,322        474,214        539,124         44,898        269,886
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,940        198,167         93,652          2,980         22,682
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,584,855   $    673,880   $    593,143   $     47,990   $    274,624
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,596        169,587         78,742          2,680         22,275
Contract purchase payments                                      767,737         71,278        214,860         34,906        102,202
Net transfers(1)                                                626,832        336,168        370,604          3,739        210,429
Contract terminations:
    Surrender benefits and contract charges                     (35,552)       (30,698)      (191,213)          (298)       (10,553)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,373,613        546,335        472,993         41,027        324,353
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UINT2          UINT3          UINT4          UNDS1          UNDS2
OPERATIONS
Investment income (loss) -- net                            $        386   $        (28)  $      8,268   $       (675)  $     (1,699)
Net realized gain (loss) on sales of investments                 (6,789)        (3,217)        (2,803)        (1,157)           (39)
Distributions from capital gains                                 28,280         17,493        132,387          1,401          3,233
Net change in unrealized appreciation or
  depreciation of investments                                   (57,680)       (39,171)      (217,635)        (1,769)         7,589
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (35,803)       (24,923)       (79,783)        (2,200)         9,084
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      494,955        336,929        371,861         20,765        124,127
Net transfers(1)                                                307,894         68,793        982,316         66,314        160,521
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,189)           (94)        (1,242)        (2,961)          (784)
    Death benefits                                              (12,085)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           785,575        405,628      1,352,935         84,118        283,864
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         52,768         54,041         26,725          6,630
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    749,772   $    433,473   $  1,327,193   $    108,643   $    299,578
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         51,901         53,183         26,563          6,578
Contract purchase payments                                      554,490        383,308        419,291         21,207        139,838
Net transfers(1)                                                353,777         78,926      1,105,199         70,191        171,436
Contract terminations:
    Surrender benefits and contract charges                      (6,199)          (111)        (1,549)        (3,190)          (938)
    Death benefits                                              (14,874)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                887,194        514,024      1,576,124        114,771        316,914
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PSND1          UNDS4          UTRS1          UTRS2          PSTR1
OPERATIONS
Investment income (loss) -- net                            $     (1,686)  $     (3,138)  $       (384)  $     (2,557)  $     (2,845)
Net realized gain (loss) on sales of investments                   (136)          (667)        (2,562)            33         (2,215)
Distributions from capital gains                                  2,532          5,451          4,972         15,799         10,429
Net change in unrealized appreciation or
  depreciation of investments                                       564         (1,840)         3,929         52,353          9,745
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,274           (194)         5,955         65,628         15,114
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      129,065        221,896        216,682      2,588,289      1,070,360
Net transfers(1)                                                 97,859        129,860        624,486      1,063,897        881,412
Annuity payments                                                   (397)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,735)          (384)       (21,914)       (19,356)       (28,231)
    Death benefits                                                   --             --             --             --         (9,792)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           224,792        351,372        819,254      3,632,830      1,913,749
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  32,383         76,863         50,280         95,780         24,290
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    258,449   $    428,041   $    875,489   $  3,794,238   $  1,953,153
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           34,887         76,299         45,091         85,899         22,867
Contract purchase payments                                      147,654        238,430        195,081      2,391,500      1,029,091
Net transfers(1)                                                117,628        140,127        572,590        980,144        846,446
Contract terminations:
    Surrender benefits and contract charges                      (7,153)          (430)       (20,336)       (17,739)       (27,533)
    Death benefits                                                   --             --             --             --         (9,529)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                293,016        454,426        792,426      3,439,804      1,861,342
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UTRS4          PSUT1          UGIN1          UGIN2          PGIN1
OPERATIONS
Investment income (loss) -- net                            $     (7,940)  $        894   $     (1,125)  $     (3,376)  $     (2,305)
Net realized gain (loss) on sales of investments                 (2,097)       (10,839)        (1,378)        (2,194)          (271)
Distributions from capital gains                                 21,410          4,251            193          1,662          2,181
Net change in unrealized appreciation or
  depreciation of investments                                    12,326         (9,882)       (10,903)       (33,781)       (23,691)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      23,699        (15,576)       (13,213)       (37,689)       (24,086)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,922,342         64,791        151,452        607,757        396,851
Net transfers(1)                                              1,800,468         38,662        151,945        567,879        398,967
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (64,768)          (344)        (5,629)       (17,923)        (3,916)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         3,658,042        103,109        297,768      1,157,713        791,902
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 156,948          7,220             --         32,682        150,667
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,838,689   $     94,753   $    284,555   $  1,152,706   $    918,483
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          140,959          7,178             --         30,618        146,043
Contract purchase payments                                    1,754,185         69,927        144,472        591,412        405,472
Net transfers(1)                                              1,654,905         49,583        149,083        561,910        415,841
Contract terminations:
    Surrender benefits and contract charges                     (56,590)          (407)        (6,057)       (17,873)        (4,074)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,493,459        126,281        287,498      1,166,067        963,282
===================================================================================================================================

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIN4           EPG           PIGR1           EPL           WIGR2
OPERATIONS
Investment income (loss) -- net                            $     (2,975)  $     16,379   $    (35,497)  $    (22,711)  $     (5,494)
Net realized gain (loss) on sales of investments                 (3,653)      (144,182)       (51,511)      (546,230)        (6,619)
Distributions from capital gains                                  2,539         92,544        356,855        260,377         44,638
Net change in unrealized appreciation or
  depreciation of investments                                   (17,560)      (612,644)    (1,078,665)      (306,534)      (128,927)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (21,649)      (647,903)      (808,818)      (615,098)       (96,402)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      560,131        224,947      1,091,340        247,528         49,298
Net transfers(1)                                                561,642        105,267      1,176,748       (422,501)       106,017
Annuity payments                                                     --             --         (2,347)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (27,456)      (574,474)       (43,016)      (140,195)        (5,728)
    Death benefits                                                   --       (148,921)       (14,376)       (31,188)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,094,317       (393,181)     2,208,349       (346,356)       149,587
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  18,376      8,330,622      2,869,840      2,612,896        373,926
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,091,044   $  7,289,538   $  4,269,371   $  1,651,442   $    427,111
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           17,240      6,615,802      2,473,705      2,191,500        499,119
Contract purchase payments                                      558,732        182,085      1,136,371        236,938         79,291
Net transfers(1)                                                560,775         82,453      1,181,046       (483,187)       160,903
Contract terminations:
    Surrender benefits and contract charges                     (28,179)      (477,685)       (45,164)      (140,260)        (9,390)
    Death benefits                                                   --       (122,560)       (15,069)       (29,550)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,108,568      6,280,095      4,730,889      1,775,441        729,923
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.
(2)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The Accounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT           INVESTMENT                                                                                 SHARES
------------------------------------------------------------------------------------------------------------------------
UBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                                      6,255
UBND2                AXP(R) Variable Portfolio - Bond Fund(1)                                                     21,248
PBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                                     19,723
UBND4                AXP(R) Variable Portfolio - Bond Fund(1)                                                     30,371
ESI                  AXP(R) Variable Portfolio - Bond Fund(1)                                                  1,056,976
SBND1                AXP(R) Variable Portfolio - Bond Fund(1)                                                     96,593

UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                            737,700
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                          2,966,480
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                          2,708,469
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                                          3,316,848
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                                         10,778,772
SCMG1                AXP(R) Variable Portfolio -- Cash Management Fund                                        13,421,219

UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    2,539
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   18,219
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   53,876
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   30,045
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   24,884
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   26,374
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    3,856

UESL1                AXP(R) Variable Portfolio - Equity Select Fund                                                   33
UESL2                AXP(R) Variable Portfolio - Equity Select Fund                                                1,019
UESL3                AXP(R) Variable Portfolio - Equity Select Fund                                                   --
UESL4                AXP(R) Variable Portfolio - Equity Select Fund                                                   --
WESL5                AXP(R) Variable Portfolio - Equity Select Fund                                                   --
WESL8                AXP(R) Variable Portfolio - Equity Select Fund                                                   --

UFIF1                AXP(R) Variable Portfolio - Federal Income Fund(2)                                           70,943
UFIF2                AXP(R) Variable Portfolio - Federal Income Fund(2)                                          581,965
UFIF3                AXP(R) Variable Portfolio - Federal Income Fund(2)                                          190,244
UFIF4                AXP(R) Variable Portfolio - Federal Income Fund(2)                                          597,897
WFDI5                AXP(R) Variable Portfolio - Federal Income Fund(2)                                           27,218
SFDI1                AXP(R) Variable Portfolio - Federal Income Fund(2)                                           49,828
WFDI2                AXP(R) Variable Portfolio - Federal Income Fund(2)                                          125,000

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            4,509
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           33,194
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          219,701
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           31,536
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          309,652
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           96,178
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           15,893

USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                     1,727
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                     5,603
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                     2,328
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                     3,710
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                     2,600
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       327
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                        --


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

SUBACCOUNT           INVESTMENT                                                                                  SHARES
------------------------------------------------------------------------------------------------------------------------
UABA1                AIM V.I. Basic Value Fund, Series II Shares                                                  10,750
UABA2                AIM V.I. Basic Value Fund, Series II Shares                                                  67,734
UABA3                AIM V.I. Basic Value Fund, Series II Shares                                                   8,532
UABA4                AIM V.I. Basic Value Fund, Series II Shares                                                  49,137
WABA5                AIM V.I. Basic Value Fund, Series II Shares                                                   1,283
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                                       2

UAAC1                AIM V.I. Capital Appreciation Fund, Series II Shares                                             --
UAAC2                AIM V.I. Capital Appreciation Fund, Series II Shares                                          1,513
UAAC3                AIM V.I. Capital Appreciation Fund, Series II Shares                                             --
UAAC4                AIM V.I. Capital Appreciation Fund, Series II Shares                                          1,129
WAAC5                AIM V.I. Capital Appreciation Fund, Series II Shares                                             --
WAAC8                AIM V.I. Capital Appreciation Fund, Series II Shares                                             --

UAAD1                AIM V.I. Capital Development Fund, Series II Shares                                           2,433
UAAD2                AIM V.I. Capital Development Fund, Series II Shares                                              --
UAAD3                AIM V.I. Capital Development Fund, Series II Shares                                           2,272
UAAD4                AIM V.I. Capital Development Fund, Series II Shares                                           1,405
WAAD5                AIM V.I. Capital Development Fund, Series II Shares                                              --
WAAD8                AIM V.I. Capital Development Fund, Series II Shares                                              --

UGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                                   60,415
UGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)                                  370,219
UGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                                  174,693
UGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)                                  486,790
WGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      129
WGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       65

UPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                      25,999
UPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                                     115,303
UPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                                      52,601
UPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                                     197,967
EPP                  AllianceBernstein VP Premier Growth Portfolio (Class B)                                      71,583
SPGR1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                     127,672

UTEC1                AllianceBernstein VP Technology Portfolio (Class B)                                          10,994
UTEC2                AllianceBernstein VP Technology Portfolio (Class B)                                          45,109
UTEC3                AllianceBernstein VP Technology Portfolio (Class B)                                          20,105
UTEC4                AllianceBernstein VP Technology Portfolio (Class B)                                          70,998
ETC                  AllianceBernstein VP Technology Portfolio (Class B)                                          63,302
STEC1                AllianceBernstein VP Technology Portfolio (Class B)                                         107,110

UEBC1                Evergreen VA Blue Chip Fund - Class 2                                                         2,024
UEBC2                Evergreen VA Blue Chip Fund - Class 2                                                        28,097
UEBC3                Evergreen VA Blue Chip Fund - Class 2                                                         3,346
UEBC4                Evergreen VA Blue Chip Fund - Class 2                                                        17,819
WEBC5                Evergreen VA Blue Chip Fund - Class 2                                                         1,575
WEBC8                Evergreen VA Blue Chip Fund - Class 2                                                           571

UECG1                Evergreen VA Capital Growth Fund - Class 2                                                    3,389
UECG2                Evergreen VA Capital Growth Fund - Class 2                                                   26,415
UECG3                Evergreen VA Capital Growth Fund - Class 2                                                    3,483
UECG4                Evergreen VA Capital Growth Fund - Class 2                                                   19,105
WECG5                Evergreen VA Capital Growth Fund - Class 2                                                    1,183
WECG8                Evergreen VA Capital Growth Fund - Class 2                                                      303

UECB1                Evergreen VA Core Bond Fund - Class 2                                                        24,488
UECB2                Evergreen VA Core Bond Fund - Class 2                                                        90,593
UECB3                Evergreen VA Core Bond Fund - Class 2                                                        30,575
UECB4                Evergreen VA Core Bond Fund - Class 2                                                        76,737
WECB5                Evergreen VA Core Bond Fund - Class 2                                                        10,725
WECB8                Evergreen VA Core Bond Fund - Class 2                                                             1


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

SUBACCOUNT           INVESTMENT                                                                                   SHARES
------------------------------------------------------------------------------------------------------------------------
UEEI1                Evergreen VA Equity Index Fund - Class 2                                                      4,830
UEEI2                Evergreen VA Equity Index Fund - Class 2                                                     54,703
UEEI3                Evergreen VA Equity Index Fund - Class 2                                                      4,122
UEEI4                Evergreen VA Equity Index Fund - Class 2                                                     24,431
WEEI5                Evergreen VA Equity Index Fund - Class 2                                                      1,337
WEEI8                Evergreen VA Equity Index Fund - Class 2                                                      2,886

UEFF1                Evergreen VA Foundation Fund - Class 2                                                          839
UEFF2                Evergreen VA Foundation Fund - Class 2                                                       11,458
UEFF3                Evergreen VA Foundation Fund - Class 2                                                          680
UEFF4                Evergreen VA Foundation Fund - Class 2                                                        2,236
WEFF5                Evergreen VA Foundation Fund - Class 2                                                            3
WEFF8                Evergreen VA Foundation Fund - Class 2                                                           --

UEFD1                Evergreen VA Fund - Class 2                                                                      --
UEFD2                Evergreen VA Fund - Class 2                                                                      --
UEFD3                Evergreen VA Fund - Class 2                                                                      --
UEFD4                Evergreen VA Fund - Class 2                                                                      --
WEFD5                Evergreen VA Fund - Class 2                                                                      --
WEFD8                Evergreen VA Fund - Class 2                                                                      --

UEGO1                Evergreen VA Global Leaders Fund - Class 2                                                    1,159
UEGO2                Evergreen VA Global Leaders Fund - Class 2                                                   18,031
UEGO3                Evergreen VA Global Leaders Fund - Class 2                                                    2,188
UEGO4                Evergreen VA Global Leaders Fund - Class 2                                                   11,589
WEGO5                Evergreen VA Global Leaders Fund - Class 2                                                      954
WEGO8                Evergreen VA Global Leaders Fund - Class 2                                                        2

UEGR1                Evergreen VA Growth Fund - Class 2                                                              862
UEGR2                Evergreen VA Growth Fund - Class 2                                                           19,577
UEGR3                Evergreen VA Growth Fund - Class 2                                                            2,917
UEGR4                Evergreen VA Growth Fund - Class 2                                                            5,268
WEGR5                Evergreen VA Growth Fund - Class 2                                                              405
WEGR8                Evergreen VA Growth Fund - Class 2                                                                1

UEGW1                Evergreen VA Growth and Income Fund - Class 2                                                   236
UEGW2                Evergreen VA Growth and Income Fund - Class 2                                                 2,867
UEGW3                Evergreen VA Growth and Income Fund - Class 2                                                    42
UEGW4                Evergreen VA Growth and Income Fund - Class 2                                                   135
WEGW5                Evergreen VA Growth and Income Fund - Class 2                                                    --
WEGW8                Evergreen VA Growth and Income Fund - Class 2                                                 1,675

UEHI1                Evergreen VA High Income Fund - Class 2                                                       9,931
UEHI2                Evergreen VA High Income Fund - Class 2                                                      21,126
UEHI3                Evergreen VA High Income Fund - Class 2                                                      13,887
UEHI4                Evergreen VA High Income Fund - Class 2                                                      35,065
WEHI5                Evergreen VA High Income Fund - Class 2                                                      10,765
WEHI8                Evergreen VA High Income Fund - Class 2                                                          --

UEIG1                Evergreen VA International Growth Fund - Class 2(3)                                           3,455
UEIG2                Evergreen VA International Growth Fund - Class 2(3)                                          24,033
UEIG3                Evergreen VA International Growth Fund - Class 2(3)                                           4,489
UEIG4                Evergreen VA International Growth Fund - Class 2(3)                                          16,378
WEIG5                Evergreen VA International Growth Fund - Class 2(3)                                           1,315
WEIG8                Evergreen VA International Growth Fund - Class 2(3)                                               2

UEMA1                Evergreen VA Masters Fund - Class 2                                                             999
UEMA2                Evergreen VA Masters Fund - Class 2                                                           8,974
UEMA3                Evergreen VA Masters Fund - Class 2                                                           1,495
UEMA4                Evergreen VA Masters Fund - Class 2                                                          11,644
WEMA5                Evergreen VA Masters Fund - Class 2                                                             502
WEMA8                Evergreen VA Masters Fund - Class 2                                                               1

UEOE1                Evergreen VA Omega Fund - Class 2                                                             7,711
UEOE2                Evergreen VA Omega Fund - Class 2                                                            31,396
UEOE3                Evergreen VA Omega Fund - Class 2                                                             3,783
UEOE4                Evergreen VA Omega Fund - Class 2                                                            24,657
WEOE5                Evergreen VA Omega Fund - Class 2                                                             1,204
WEOE8                Evergreen VA Omega Fund - Class 2                                                               246


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

SUBACCOUNT           INVESTMENT                                                                                  SHARES
------------------------------------------------------------------------------------------------------------------------
UESM1                Evergreen VA Small Cap Value Fund - Class 2(4)                                                6,711
UESM2                Evergreen VA Small Cap Value Fund - Class 2(4)                                               43,162
UESM3                Evergreen VA Small Cap Value Fund - Class 2(4)                                               14,095
UESM4                Evergreen VA Small Cap Value Fund - Class 2(4)                                               35,486
WESM5                Evergreen VA Small Cap Value Fund - Class 2(4)                                                  599
WESM8                Evergreen VA Small Cap Value Fund - Class 2(4)                                                  216

UESE1                Evergreen VA Special Equity Fund - Class 2                                                       --
UESE2                Evergreen VA Special Equity Fund - Class 2                                                      417
UESE3                Evergreen VA Special Equity Fund - Class 2                                                       --
UESE4                Evergreen VA Special Equity Fund - Class 2                                                    1,754
WESE5                Evergreen VA Special Equity Fund - Class 2                                                       --
WESE8                Evergreen VA Special Equity Fund - Class 2                                                       --

UEST1                Evergreen VA Strategic Income Fund - Class 2                                                     --
UEST2                Evergreen VA Strategic Income Fund - Class 2                                                 15,047
UEST3                Evergreen VA Strategic Income Fund - Class 2                                                  8,074
UEST4                Evergreen VA Strategic Income Fund - Class 2                                                 35,644
WEST5                Evergreen VA Strategic Income Fund - Class 2                                                    423
WEST8                Evergreen VA Strategic Income Fund - Class 2                                                     --

UFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                      10,057
UFCO2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                      35,596
UFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                       5,542
UFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                      18,969
WFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         452
WFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          --

UFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                                                576
UFGR2                Fidelity(R) VIP Growth Portfolio Service Class 2                                              3,466
UFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                                              1,000
UFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                                              3,464
WFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                                                428
WFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 --

UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             4,577
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            37,692
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            78,568
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            24,475
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            13,573
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             1,405
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             2,277

UVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     1,999
UVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    10,596
PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     6,308
UVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     5,088
WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     5,043
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        --
WVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       336

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                               63,418
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                              477,258
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                              211,894
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                                              528,069
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                               86,236
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                               62,464
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                               10,406

UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2(5)                                        37,164
UINT2                FTVIPT Templeton Foreign Securities Fund - Class 2(5)                                       148,809
UINT3                FTVIPT Templeton Foreign Securities Fund - Class 2(5)                                        62,382
UINT4                FTVIPT Templeton Foreign Securities Fund - Class 2(5)                                       170,415
WINT5                FTVIPT Templeton Foreign Securities Fund - Class 2(5)                                        25,506
WINT8                FTVIPT Templeton Foreign Securities Fund - Class 2(5)                                        29,309


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

SUBACCOUNT           INVESTMENT                                                                                  SHARES
------------------------------------------------------------------------------------------------------------------------
UNDS1                MFS(R) New Discovery Series - Service Class                                                  10,175
UNDS2                MFS(R) New Discovery Series - Service Class                                                  34,946
PSND1                MFS(R) New Discovery Series - Service Class                                                  25,083
UNDS4                MFS(R) New Discovery Series - Service Class                                                  50,767
WSND5                MFS(R) New Discovery Series - Service Class                                                   1,429
WSND8                MFS(R) New Discovery Series - Service Class                                                      --

UTRS1                MFS(R) Total Return Series - Service Class                                                   96,216
UTRS2                MFS(R) Total Return Series - Service Class                                                  465,526
PSTR1                MFS(R) Total Return Series - Service Class                                                  227,131
UTRS4                MFS(R) Total Return Series - Service Class                                                  520,255
WSTR5                MFS(R) Total Return Series - Service Class                                                      593
WSTR8                MFS(R) Total Return Series - Service Class                                                      301

USUT1                MFS(R) Utilities Series - Service Class                                                          27
USUT2                MFS(R) Utilities Series - Service Class                                                       1,653
PSUT1                MFS(R) Utilities Series - Service Class                                                       9,969
USUT4                MFS(R) Utilities Series - Service Class                                                         387
WSUT5                MFS(R) Utilities Series - Service Class                                                         395
WSUT8                MFS(R) Utilities Series - Service Class                                                          --

UOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        261
UOCA2                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                      4,171
UOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                      1,145
UOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                      4,801
WOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          2
WOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         --

UOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                                         1,082
UOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                                         5,373
WOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                                         8,327
UOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                                         2,440
WOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                                           531
WOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                                           452
WOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                                            --

UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                     2,831
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    17,035
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                     5,561
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                     7,392
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                       370
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                     1,283

USTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                                            8,418
USTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                                           35,677
WSTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                                           46,852
USTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                                           32,697
WSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                                            2,223
WSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               --

WSTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               --
UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                           16,138
UGIN2                Putnam VT Growth and Income Fund - Class IB Shares                                           84,555
PGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                           64,793
UGIN4                Putnam VT Growth and Income Fund - Class IB Shares                                           79,313
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                                          283,845
WGIN8                Putnam VT Growth and Income Fund - Class IB Shares                                               --

UHSC1                Putnam VT Health Sciences Fund - Class IB Shares                                                 --
UHSC2                Putnam VT Health Sciences Fund - Class IB Shares                                              3,226
WHSC6                Putnam VT Health Sciences Fund - Class IB Shares                                              4,713
UHSC4                Putnam VT Health Sciences Fund - Class IB Shares                                                748
WHSC5                Putnam VT Health Sciences Fund - Class IB Shares                                              1,099
WHSC8                Putnam VT Health Sciences Fund - Class IB Shares                                                 --
WHSC2                Putnam VT Health Sciences Fund - Class IB Shares                                              2,971


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

SUBACCOUNT           INVESTMENT                                                                                  SHARES
------------------------------------------------------------------------------------------------------------------------
UIGR1                Putnam VT International Equity Fund - Class IB Shares                                         2,591
                       (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR2                Putnam VT International Equity Fund - Class IB Shares                                        34,327
                       (previously Putnam VT International Growth Fund - Class IB Shares)
PIGR1                Putnam VT International Equity Fund - Class IB Shares                                       362,591
                       (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR4                Putnam VT International Equity Fund - Class IB Shares                                        42,743
                       (previously Putnam VT International Growth Fund - Class IB Shares)
EPL                  Putnam VT International Equity Fund - Class IB Shares                                       138,757
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8                Putnam VT International Equity Fund - Class IB Shares                                           565
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR2                Putnam VT International Equity Fund - Class IB Shares                                        31,214
                       (previously Putnam VT International Growth Fund - Class IB Shares)

UVCP1                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             116
UVCP2                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                          21,940
UVCP3                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                          20,060
UVCP4                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                          18,319
WVCP5                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                              --
WVCP8                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             300

UVGI1                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    120
UVGI2                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                  3,070
UVGI3                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    311
UVGI4                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                  5,278
WVGI5                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                     --
WVGI8                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                     --

UVRE1                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         --
UVRE2                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                      4,845
UVRE3                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         --
UVRE4                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                        108
WVRE5                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                        127
WVRE8                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                         --



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.
(3) Effective June 16, 2003, Evergreen VA International Growth Fund - Class 2 will change its name to Evergreen VA International Equity Fund - Class 2.
(4) Effective July 14, 2003, Evergreen VA Small Cap Value Fund - Class 2 will change its name to Evergreen VA Special Values Fund - Class 2.
(5) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES


American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.70% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.


American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES


American  Enterprise  Life  will use a  withdrawal  charge  to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.


6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                                                    PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                                   0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                                                        0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                              0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                                                          0.650% to 0.560%
AXP(R) Variable Portfolio - Federal Income Fund                                                         0.610% to 0.535%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                      0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                               1.020% to 0.920%

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to five funds and the maximum changed for some of the funds.


                                                                          MAXIMUM ADJUSTMENT         MAXIMUM ADJUSTMENT
FUND                                                                    (PRIOR TO DEC. 1, 2002)     (AFTER DEC. 1, 2002)
------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund                       0.08%                      0.12%
AXP(R) Variable Portfolio - Equity Select Fund                                   0.12%                      0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                N/A                       0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        0.12%                      0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable PortfoliO - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                                    PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                                                        0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                              0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                                                          0.060% to 0.030%
AXP(R) Variable Portfolio - Federal Income Fund                                                         0.050% to 0.025%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                      0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                               0.080% to 0.055%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                                              PURCHASES
------------------------------------------------------------------------------------------------------------------------
UBND1                AXP(R) Variable Portfolio - Bond Fund                                                  $    112,046
UBND2                AXP(R) Variable Portfolio - Bond Fund                                                       250,310
PBND1                AXP(R) Variable Portfolio - Bond Fund                                                       177,673
UBND4                AXP(R) Variable Portfolio - Bond Fund                                                       334,140
ESI                  AXP(R) Variable Portfolio - Bond Fund                                                     2,198,387
SBND1                AXP(R) Variable Portfolio - Bond Fund                                                     3,211,897

UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                            609,576
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                          1,878,678
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                          2,965,671
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                                          9,271,255
EMS                  AXP(R) Variable Portfolio - Cash Management Fund                                         37,777,110
SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                         38,268,001

UDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   27,565
UDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  152,890
PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  279,597
UDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  250,384
WDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  210,881
SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  225,443
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    3,985

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

SUBACCOUNT           INVESTMENT                                                                              PURCHASES
------------------------------------------------------------------------------------------------------------------------
UESL1                AXP(R) Variable Portfolio - Equity Select Fund                                         $        499
UESL2                AXP(R) Variable Portfolio - Equity Select Fund                                                9,023
UESL3                AXP(R) Variable Portfolio - Equity Select Fund                                                  251
UESL4                AXP(R) Variable Portfolio - Equity Select Fund                                                  212
WESL5                AXP(R) Variable Portfolio - Equity Select Fund                                                  193
WESL8                AXP(R) Variable Portfolio - Equity Select Fund                                                  135

UFIF1                AXP(R) Variable Portfolio - Federal Income Fund                                             780,700
UFIF2                AXP(R) Variable Portfolio - Federal Income Fund                                           4,366,213
UFIF3                AXP(R) Variable Portfolio - Federal Income Fund                                           1,224,933
UFIF4                AXP(R) Variable Portfolio - Federal Income Fund                                           5,378,605
WFDI5                AXP(R) Variable Portfolio - Federal Income Fund                                             258,004
SFDI1                AXP(R) Variable Portfolio - Federal Income Fund                                             746,769
WFDI2                AXP(R) Variable Portfolio - Federal Income Fund                                             707,598

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           54,213
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          439,837
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                        1,410,712
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          330,441
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          670,991
SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                        1,412,925
WNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           14,727

USVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    19,627
USVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    66,727
WSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    32,632
USVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    36,691
WSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    25,425
WSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                     3,237
WSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       172

UABA1                AIM V.I. Basic Value Fund, Series II Shares                                                 108,898
UABA2                AIM V.I. Basic Value Fund, Series II Shares                                                 552,103
UABA3                AIM V.I. Basic Value Fund, Series II Shares                                                  70,450
UABA4                AIM V.I. Basic Value Fund, Series II Shares                                                 404,961
WABA5                AIM V.I. Basic Value Fund, Series II Shares                                                  11,328
WABA8                AIM V.I. Basic Value Fund, Series II Shares                                                     134

UAAC1                AIM V.I. Capital Appreciation Fund, Series II Shares                                            218
UAAC2                AIM V.I. Capital Appreciation Fund, Series II Shares                                         24,711
UAAC3                AIM V.I. Capital Appreciation Fund, Series II Shares                                            250
UAAC4                AIM V.I. Capital Appreciation Fund, Series II Shares                                         18,708
WAAC5                AIM V.I. Capital Appreciation Fund, Series II Shares                                             83
WAAC8                AIM V.I. Capital Appreciation Fund, Series II Shares                                             22

UAAD1                AIM V.I. Capital Development Fund, Series II Shares                                          23,469
UAAD2                AIM V.I. Capital Development Fund, Series II Shares                                             100
UAAD3                AIM V.I. Capital Development Fund, Series II Shares                                          21,661
UAAD4                AIM V.I. Capital Development Fund, Series II Shares                                          13,338
WAAD5                AIM V.I. Capital Development Fund, Series II Shares                                             174
WAAD8                AIM V.I. Capital Development Fund, Series II Shares                                             135

UGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                                  889,435
UGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)                                4,760,589
UGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                                2,086,789
UGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)                                6,348,363
WGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                                    2,257
WGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                                    1,247

UPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                     263,503
UPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                                   1,028,330
UPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                                     380,377
UPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                                   1,521,752
EPP                  AllianceBernstein VP Premier Growth Portfolio (Class B)                                     385,396
SPGR1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                     646,298


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

SUBACCOUNT           INVESTMENT                                                                              PURCHASES
------------------------------------------------------------------------------------------------------------------------
UTEC1                AllianceBernstein VP Technology Portfolio (Class B)                                    $     21,537
UTEC2                AllianceBernstein VP Technology Portfolio (Class B)                                         262,649
UTEC3                AllianceBernstein VP Technology Portfolio (Class B)                                          69,608
UTEC4                AllianceBernstein VP Technology Portfolio (Class B)                                         323,091
ETC                  AllianceBernstein VP Technology Portfolio (Class B)                                          49,329
STEC1                AllianceBernstein VP Technology Portfolio (Class B)                                         618,708

UEBC1                Evergreen VA Blue Chip Fund - Class 2                                                        19,675
UEBC2                Evergreen VA Blue Chip Fund - Class 2                                                       175,052
UEBC3                Evergreen VA Blue Chip Fund - Class 2                                                        21,560
UEBC4                Evergreen VA Blue Chip Fund - Class 2                                                       109,252
WEBC5                Evergreen VA Blue Chip Fund - Class 2                                                        10,210
WEBC8                Evergreen VA Blue Chip Fund - Class 2                                                         3,584

UECG1                Evergreen VA Capital Growth Fund - Class 2                                                   43,076
UECG2                Evergreen VA Capital Growth Fund - Class 2                                                  291,661
UECG3                Evergreen VA Capital Growth Fund - Class 2                                                   39,066
UECG4                Evergreen VA Capital Growth Fund - Class 2                                                  207,859
WECG5                Evergreen VA Capital Growth Fund - Class 2                                                   13,989
WECG8                Evergreen VA Capital Growth Fund - Class 2                                                    3,432

UECB1                Evergreen VA Core Bond Fund - Class 2                                                       370,292
UECB2                Evergreen VA Core Bond Fund - Class 2                                                       993,868
UECB3                Evergreen VA Core Bond Fund - Class 2                                                       318,812
UECB4                Evergreen VA Core Bond Fund - Class 2                                                       790,024
WECB5                Evergreen VA Core Bond Fund - Class 2                                                       110,696
WECB8                Evergreen VA Core Bond Fund - Class 2                                                            15

UEEI1                Evergreen VA Equity Index Fund - Class 2                                                     39,381
UEEI2                Evergreen VA Equity Index Fund - Class 2                                                    421,082
UEEI3                Evergreen VA Equity Index Fund - Class 2                                                     30,537
UEEI4                Evergreen VA Equity Index Fund - Class 2                                                    176,278
WEEI5                Evergreen VA Equity Index Fund - Class 2                                                     10,197
WEEI8                Evergreen VA Equity Index Fund - Class 2                                                     20,419

UEFF1                Evergreen VA Foundation Fund - Class 2                                                       24,913
UEFF2                Evergreen VA Foundation Fund - Class 2                                                      161,845
UEFF3                Evergreen VA Foundation Fund - Class 2                                                        8,028
UEFF4                Evergreen VA Foundation Fund - Class 2                                                       26,795
WEFF5                Evergreen VA Foundation Fund - Class 2                                                      123,389
WEFF8                Evergreen VA Foundation Fund - Class 2                                                          122

UEFD1                Evergreen VA Fund - Class 2                                                                     212
UEFD2                Evergreen VA Fund - Class 2                                                                     212
UEFD3                Evergreen VA Fund - Class 2                                                                     250
UEFD4                Evergreen VA Fund - Class 2                                                                     212
WEFD5                Evergreen VA Fund - Class 2                                                                     173
WEFD8                Evergreen VA Fund - Class 2                                                                     135

UEGO1                Evergreen VA Global Leaders Fund - Class 2                                                   19,244
UEGO2                Evergreen VA Global Leaders Fund - Class 2                                                  191,620
UEGO3                Evergreen VA Global Leaders Fund - Class 2                                                   24,020
UEGO4                Evergreen VA Global Leaders Fund - Class 2                                                  121,454
WEGO5                Evergreen VA Global Leaders Fund - Class 2                                                   10,882
WEGO8                Evergreen VA Global Leaders Fund - Class 2                                                      157

UEGR1                Evergreen VA Growth Fund - Class 2                                                           11,449
UEGR2                Evergreen VA Growth Fund - Class 2                                                          176,088
UEGR3                Evergreen VA Growth Fund - Class 2                                                           25,963
UEGR4                Evergreen VA Growth Fund - Class 2                                                           46,849
WEGR5                Evergreen VA Growth Fund - Class 2                                                            3,984
WEGR8                Evergreen VA Growth Fund - Class 2                                                              143

UEGW1                Evergreen VA Growth & Income Fund - Class 2                                                   4,118
UEGW2                Evergreen VA Growth & Income Fund - Class 2                                                  37,439
UEGW3                Evergreen VA Growth & Income Fund - Class 2                                                     758
UEGW4                Evergreen VA Growth & Income Fund - Class 2                                                   1,790
WEGW5                Evergreen VA Growth & Income Fund - Class 2                                                     175
WEGW8                Evergreen VA Growth & Income Fund - Class 2                                                  20,378


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

SUBACCOUNT           INVESTMENT                                                                              PURCHASES
------------------------------------------------------------------------------------------------------------------------
UEHI1                Evergreen VA High Income Fund - Class 2                                                $    213,318
UEHI2                Evergreen VA High Income Fund - Class 2                                                     225,501
UEHI3                Evergreen VA High Income Fund - Class 2                                                     146,181
UEHI4                Evergreen VA High Income Fund - Class 2                                                     348,117
WEHI5                Evergreen VA High Income Fund - Class 2                                                     106,145
WEHI8                Evergreen VA High Income Fund - Class 2                                                         123

UEIG1                Evergreen VA International Growth Fund - Class 2                                             36,826
UEIG2                Evergreen VA International Growth Fund - Class 2                                            214,992
UEIG3                Evergreen VA International Growth Fund - Class 2                                             39,769
UEIG4                Evergreen VA International Growth Fund - Class 2                                            141,993
WEIG5                Evergreen VA International Growth Fund - Class 2                                             11,907
WEIG8                Evergreen VA International Growth Fund - Class 2                                                158

UEMA1                Evergreen VA Masters Fund - Class 2                                                          10,878
UEMA2                Evergreen VA Masters Fund - Class 2                                                          64,277
UEMA3                Evergreen VA Masters Fund - Class 2                                                          10,949
UEMA4                Evergreen VA Masters Fund - Class 2                                                          83,159
WEMA5                Evergreen VA Masters Fund - Class 2                                                           3,962
WEMA8                Evergreen VA Masters Fund - Class 2                                                             144

UEOE1                Evergreen VA Omega Fund - Class 2                                                            91,021
UEOE2                Evergreen VA Omega Fund - Class 2                                                           356,529
UEOE3                Evergreen VA Omega Fund - Class 2                                                            44,609
UEOE4                Evergreen VA Omega Fund - Class 2                                                           283,215
WEOE5                Evergreen VA Omega Fund - Class 2                                                            14,648
WEOE8                Evergreen VA Omega Fund - Class 2                                                             3,005

UESM1                Evergreen VA Small Cap Value Fund - Class 2                                                  74,447
UESM2                Evergreen VA Small Cap Value Fund - Class 2                                                 479,278
UESM3                Evergreen VA Small Cap Value Fund - Class 2                                                 153,601
UESM4                Evergreen VA Small Cap Value Fund - Class 2                                                 398,458
WESM5                Evergreen VA Small Cap Value Fund - Class 2                                                   6,857
WESM8                Evergreen VA Small Cap Value Fund - Class 2                                                   2,465

UESE1                Evergreen VA Special Equity Fund - Class 2                                                      211
UESE2                Evergreen VA Special Equity Fund - Class 2                                                    3,136
UESE3                Evergreen VA Special Equity Fund - Class 2                                                      250
UESE4                Evergreen VA Special Equity Fund - Class 2                                                   12,879
WESE5                Evergreen VA Special Equity Fund - Class 2                                                      173
WESE8                Evergreen VA Special Equity Fund - Class 2                                                      135

UEST1                Evergreen VA Strategic Income Fund - Class 2                                                299,984
UEST2                Evergreen VA Strategic Income Fund - Class 2                                                153,871
UEST3                Evergreen VA Strategic Income Fund - Class 2                                                 79,880
UEST4                Evergreen VA Strategic Income Fund - Class 2                                                382,229
WEST5                Evergreen VA Strategic Income Fund - Class 2                                                  4,364
WEST8                Evergreen VA Strategic Income Fund - Class 2                                                    127

UFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                     193,319
UFCO2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                     664,188
UFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                     100,123
UFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                     353,625
WFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                       8,251
WFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         175

UFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                                             14,373
UFGR2                Fidelity(R) VIP Growth Portfolio Service Class 2                                             83,575
UFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                                             24,154
UFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                                             90,560
WFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                                             15,048
WFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 22

UFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            82,659
UFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           687,220
WMDC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                         1,121,808
UFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           442,751
WMDC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                           185,016
WMDC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            24,454
WMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            46,375


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

SUBACCOUNT           INVESTMENT                                                                              PURCHASES
------------------------------------------------------------------------------------------------------------------------
UVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              $     19,635
UVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                   105,393
PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    65,380
UVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    50,835
WVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    66,540
WVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    44,687
WVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     3,347

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                              917,965
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                            5,176,398
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                            2,872,136
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                                            5,984,044
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                              933,998
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                            1,787,541
WMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                               95,497

UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                                          209,868
UINT2                FTVIPT Templeton Foreign Securities Fund - Class 2                                        1,229,606
UINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                                          325,338
UINT4                FTVIPT Templeton Foreign Securities Fund - Class 2                                        1,478,680
WINT5                FTVIPT Templeton Foreign Securities Fund - Class 2                                          689,629
WINT8                FTVIPT Templeton Foreign Securities Fund - Class 2                                        1,317,086

UNDS1                MFS(R) New Discovery Series - Service Class                                                  44,186
UNDS2                MFS(R) New Discovery Series - Service Class                                                 270,583
PSND1                MFS(R) New Discovery Series - Service Class                                                 158,244
UNDS4                MFS(R) New Discovery Series - Service Class                                                 474,085
WSND5                MFS(R) New Discovery Series - Service Class                                                  17,154
WSND8                MFS(R) New Discovery Series - Service Class                                                      22

UTRS1                MFS(R) Total Return Series - Service Class                                                1,193,218
UTRS2                MFS(R) Total Return Series - Service Class                                                5,406,823
PSTR1                MFS(R) Total Return Series - Service Class                                                2,842,509
UTRS4                MFS(R) Total Return Series - Service Class                                                6,379,890
WSTR5                MFS(R) Total Return Series - Service Class                                                   10,212
WSTR8                MFS(R) Total Return Series - Service Class                                                    5,075

USUT1                MFS(R) Utilities Series - Service Class                                                         373
USUT2                MFS(R) Utilities Series - Service Class                                                      21,512
PSUT1                MFS(R) Utilities Series - Service Class                                                      60,615
USUT4                MFS(R) Utilities Series - Service Class                                                      12,757
WSUT5                MFS(R) Utilities Series - Service Class                                                       5,127
WSUT8                MFS(R) Utilities Series - Service Class                                                          22

UOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                      7,167
UOCA2                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                    110,084
UOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                     33,317
UOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                    172,447
WOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        215
WOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        134

UOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                                        19,658
UOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                                       102,076
WOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                                       162,626
UOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                                        54,049
WOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                                        21,095
WOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                                         8,205
WOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                                           172

UOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    30,019
UOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                   161,744
UOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    53,836
UOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    71,961
WOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                     3,516
WOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                    12,109


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

SUBACCOUNT           INVESTMENT                                                                              PURCHASES
------------------------------------------------------------------------------------------------------------------------
USTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                                     $     56,636
USTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                                          163,797
WSTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                                          217,924
USTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                                          159,808
WSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                                           10,170
WSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              141
WSTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              172

UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                          174,319
UGIN2                Putnam VT Growth and Income Fund - Class IB Shares                                          964,709
PGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                          690,759
UGIN4                Putnam VT Growth and Income Fund - Class IB Shares                                        1,065,941
EPG                  Putnam VT Growth and Income Fund - Class IB Shares                                          497,345
WGIN8                Putnam VT Growth and Income Fund - Class IB Shares                                               22

UHSC1                Putnam VT Health Sciences Fund - Class IB Shares                                                211
UHSC2                Putnam VT Health Sciences Fund - Class IB Shares                                             30,762
WHSC6                Putnam VT Health Sciences Fund - Class IB Shares                                             57,767
UHSC4                Putnam VT Health Sciences Fund - Class IB Shares                                              7,211
WHSC5                Putnam VT Health Sciences Fund - Class IB Shares                                             16,435
WHSC8                Putnam VT Health Sciences Fund - Class IB Shares                                                134
WHSC2                Putnam VT Health Sciences Fund - Class IB Shares                                             29,019

UIGR1                Putnam VT International Equity Fund - Class IB Shares                                        34,719
                       (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR2                Putnam VT International Equity Fund - Class IB Shares                                       367,176
                       (previously Putnam VT International Growth Fund - Class IB Shares)
PIGR1                Putnam VT International Equity Fund - Class IB Shares                                       842,422
                       (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR4                Putnam VT International Equity Fund - Class IB Shares                                       445,401
                       (previously Putnam VT International Growth Fund - Class IB Shares)
EPL                  Putnam VT International Equity Fund - Class IB Shares                                       715,602
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8                Putnam VT International Equity Fund - Class IB Shares                                         5,885
                       (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR2                Putnam VT International Equity Fund - Class IB Shares                                        93,227
                       (previously Putnam VT International Growth Fund - Class IB Shares)

UVCP1                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                           1,299
UVCP2                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                         203,857
UVCP3                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                         171,643
UVCP4                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                         188,838
WVCP5                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                             173
WVCP8                Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                           2,984

UVGI1                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                  1,826
UVGI2                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                 45,873
UVGI3                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                  5,354
UVGI4                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                 70,583
WVGI5                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    174
WVGI8                Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares                    135

UVRE1                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                        228
UVRE2                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                     57,122
UVRE3                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                        228
UVRE4                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                      1,469
WVRE5                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                      1,648
WVRE8                Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                                        145


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS VARIABLE
                                     ANNUITY

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                 UBND1(4)  UBND2(4)    PBND1   UBND4(4)     ESI      SBND1     UCMG1     UCMG2     PCMG1     UCMG4
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --   $  1.05        --   $  1.38   $  1.03   $  1.03   $  1.00   $  1.05   $  1.03
At Dec. 31, 2001                       --        --   $  1.11        --   $  1.47   $  1.09   $  1.06   $  1.01   $  1.08   $  1.05
At Dec. 31, 2002                  $  1.04   $  1.04   $  1.16   $  1.04   $  1.53   $  1.14   $  1.06   $  1.01   $  1.08   $  1.05
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                       --        --        99        --     8,923     1,363       554     2,828     2,250     3,857
At Dec. 31, 2002                       63       215       179       309     7,272       894       697     2,933     2,516     3,130
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       --        --   $   111        --   $13,122   $ 1,491   $   586   $ 2,857   $ 2,423   $ 4,054
At Dec. 31, 2002                  $    66   $   224   $   208   $   321   $11,131   $ 1,016   $   738   $ 2,965   $ 2,707   $ 3,284
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --      6.43%       --      6.45%     6.53%     2.91%     2.80%     2.64%     2.99%
For the year ended Dec. 31, 2002     5.29%     5.31%     5.09%     5.31%     5.06%     5.08%     1.16%     1.16%     1.17%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --        --      1.25%       --      1.40%     1.60%     1.00%     1.10%     1.25%     1.35%
For the year ended Dec. 31, 2002     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --        --      5.71%       --      6.52%     5.83%     2.91%     1.00%     2.86%     1.94%
For the year ended Dec. 31, 2002     4.00%     4.00%     4.50%     4.00%     4.08%     4.59%     0.00%     0.00%     0.00%     0.00%
-----------------------------------------------------------------------------------------------------------------------------------

                                    EMS      SCMG1    UDEI1(4)  UDEI2(4)   PDEI1    UDEI4(4)   WDEI5     SDEI1     WDEI2    UESL1(5)
                                  -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $  1.24   $  1.03        --        --   $  1.00        --   $  1.08   $  1.07   $  1.08        --
At Dec. 31, 2001                  $  1.26   $  1.05        --        --   $  1.01        --   $  1.09   $  1.08   $  1.08        --
At Dec. 31, 2002                  $  1.26   $  1.04   $  0.78   $  0.78   $  0.81   $  0.78   $  0.87   $  0.86   $  0.86   $  1.02
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                    8,409    11,399        --        --       342        --       115       367        34        --
At Dec. 31, 2002                    8,572    12,876        26       187       536       309       238       179        36        --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                  $10,625   $11,962        --        --   $   344        --   $   125   $   396   $    37        --
At Dec. 31, 2002                  $10,806   $13,452   $    20   $   146   $   432   $   242   $   207   $   154   $    31        --
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     3.38%     3.58%       --        --      1.07%       --      1.32%     1.40%     1.24%       --
For the year ended Dec. 31, 2002     1.17%     1.15%     1.77%     2.06%     1.56%     2.49%     1.62%     1.45%     1.55%       --
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     1.40%     1.60%       --        --      1.25%       --      1.40%     1.60%     1.65%       --
For the year ended Dec. 31, 2002     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.65%     1.00%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     1.61%     1.94%       --        --      1.00%       --      0.93%     0.93%     0.00%       --
For the year ended Dec. 31, 2002     0.00%    (0.95%)  (22.00%)  (22.00%)  (19.80%)  (22.00%)  (20.18%)  (20.37%)  (20.37%)    2.00%
-----------------------------------------------------------------------------------------------------------------------------------

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                 UESL2(5)  UESL3(5)  UESL4(5)  WESL5(5)  WESL8(5)    UFIF1     UFIF2     UFIF3     UFIF4     WFDI5
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --        --        --        --   $  1.06   $  1.05   $  1.06   $  1.06   $  1.06
At Dec. 31, 2001                       --        --        --        --        --   $  1.11   $  1.10   $  1.11   $  1.11   $  1.11
At Dec. 31, 2002                  $  1.02        --        --        --        --   $  1.17   $  1.16   $  1.16   $  1.16   $  1.16
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                       --        --        --        --        --        30     2,495       799     1,321       117
At Dec. 31, 2002                        9        --        --        --        --       645     5,336     1,729     5,451       248
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       --        --        --        --        --   $    33   $ 2,754   $   891   $ 1,469   $   130
At Dec. 31, 2002                  $     9        --        --        --        --   $   751   $ 6,163   $ 2,015   $ 6,333   $   287
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --        --        --        --      4.25%     4.39%     4.39%     4.41%     4.54%
For the year ended Dec. 31, 2002       --        --        --        --        --      2.94%     2.88%     2.89%     2.91%     2.84%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --        --        --        --        --      1.00%     1.10%     1.25%     1.35%     1.40%
For the year ended Dec. 31, 2002     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --        --        --        --        --      4.72%     4.76%     4.72%     4.72%     4.72%
For the year ended Dec. 31, 2002     2.00%       --        --        --        --      5.41%     5.45%     4.50%     4.50%     4.50%
-----------------------------------------------------------------------------------------------------------------------------------



                                  SFDI1     WFDI2     UNDM1     UNDM2     PNDM1     UNDM4      EGD      SNDM1     WNDM2    USVA1(4)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.06   $  1.05   $  0.92   $  0.92   $  1.03   $  0.92   $  1.54   $  0.90   $  0.86        --
At Dec. 31, 2001                 $  1.11   $  1.10   $  0.76   $  0.76   $  0.85   $  0.75   $  1.27   $  0.74   $  0.70        --
At Dec. 31, 2002                 $  1.16   $  1.15   $  0.59   $  0.59   $  0.66   $  0.58   $  0.98   $  0.57   $  0.54   $  0.79
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                     424       592        20        81     3,478       193     4,237     2,896       701        --
At Dec. 31, 2002                     397     1,155        95       704     4,063       683     3,938     2,097       363        21
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $   470   $   651   $    15   $    61   $ 3,005   $   145   $ 5,370   $ 2,139   $   494        --
At Dec. 31, 2002                 $   459   $ 1,323   $    56   $   412   $ 2,696   $   396   $ 3,845   $ 1,190   $   197   $    16
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    4.48%     4.58%     0.34%     0.43%     0.24%     0.28%     0.23%     0.24%     0.23%       --
For the year ended Dec. 31, 2002    2.81%     2.82%     0.55%     0.57%     0.51%     0.56%     0.50%     0.50%     0.47%     0.30%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.60%     1.65%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.65%       --
For the year ended Dec. 31, 2002    1.60%     1.65%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.65%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    4.72%     4.76%   (17.39%)  (17.39%)  (17.48%)  (18.48%)  (17.53%)  (17.78%)  (18.60%)      --
For the year ended Dec. 31, 2002    4.50%     4.55%   (22.37%)  (22.37%)  (22.35%)  (22.67%)  (22.83%)  (22.97%)  (22.86%)  (21.00%)
----------------------------------------------------------------------------------------------------------------------------------


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                 USVA2(4)  WSVA6(6)  USVA4(4)  WSVA5(6)  WSVA8(7)  WSVA2(6)  UABA1(4)  UABA2(4)  UABA3(4)  UABA4(4)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.79   $  0.79   $  0.79   $  0.79   $  0.96        --   $  0.76   $  0.76   $  0.76   $  0.76
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      67        28        45        35         3        --       113       711        90       517
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    52   $    22   $    35   $    27   $     3        --   $    86   $   539   $    68   $   391
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.46%     0.23%     0.55%     0.35%     0.99%       --      0.01%       --        --      0.01%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.10%     1.25%     1.35%     1.40%     1.60%     1.65%     1.00%     1.10%     1.25%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (21.00%)  (21.00%)  (21.00%)  (21.00%)   (4.00%)      --    (24.00%)  (24.00%)  (24.00%)  (24.00%)
----------------------------------------------------------------------------------------------------------------------------------



                                  WABA5(7)  WABA8(7)  UAAC1(5)  UAAC2(5)  UAAC3(5)  UAAC4(5)  WAAC5(8)  WAAC8(8)  UAAD1(4)  UAAD2(4)
                                  --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                  $  0.95   $  0.95   $  0.97   $  0.97        --   $  0.97        --        --   $  0.75        --
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                       11        --        --        26        --        19        --        --        30        --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                  $    10        --        --   $    25        --   $    18        --        --   $    23        --
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002     0.01%       --        --        --        --        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    (5.00%)   (5.00%)   (3.00%)   (3.00%)      --     (3.00%)      --        --    (25.00%)      --
-----------------------------------------------------------------------------------------------------------------------------------


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                 UAAD3(4)  UAAD4(4)  WAAD5(5)  WAAD8(5)   UGIP1     UGIP2     UGIP3     UGIP4    WGIP5(5)  WGIP8(5)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --   $  0.97   $  0.97   $  0.97   $  0.97        --        --
At Dec. 31, 2001                      --        --        --        --   $  0.97   $  0.96   $  0.96   $  0.96        --        --
At Dec. 31, 2002                 $  0.75   $  0.75        --        --   $  0.74   $  0.74   $  0.74   $  0.74   $  0.95   $  0.95
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --       640     3,601     2,152     4,722        --        --
At Dec. 31, 2002                      28        18        --        --     1,341     8,241     3,898    10,906         2         1
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --   $   618   $ 3,469   $ 2,075   $ 4,531        --        --
At Dec. 31, 2002                 $    21   $    13        --        --   $   996   $ 6,105   $ 2,881   $ 8,027   $     2   $     1
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --      0.53%     0.35%     0.46%     0.45%       --        --
For the year ended Dec. 31, 2002      --        --        --        --      0.49%     0.55%     0.56%     0.57%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --      1.00%     1.10%     1.25%     1.35%       --        --
For the year ended Dec. 31, 2002    1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --      0.00%    (1.03%)   (1.03%)   (1.03%)      --        --
For the year ended Dec. 31, 2002  (25.00%)  (25.00%)      --        --    (23.71%)  (22.92%)  (22.92%)  (22.92%)   (5.00%)   (5.00%)
----------------------------------------------------------------------------------------------------------------------------------


                                  UPRG1     UPRG2     UPRG3     UPRG4      EPP      SPGR1     UTEC1     UTEC2     UTEC3     UTEC4
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.80   $  0.80   $  0.80   $  0.80   $  0.96   $  0.86   $  0.69   $  0.69   $  0.69   $  0.69
At Dec. 31, 2001                 $  0.65   $  0.65   $  0.65   $  0.65   $  0.79   $  0.70   $  0.51   $  0.51   $  0.51   $  0.51
At Dec. 31, 2002                 $  0.45   $  0.45   $  0.45   $  0.44   $  0.54   $  0.48   $  0.30   $  0.29   $  0.29   $  0.29
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                     741     3,531     1,944     5,808     2,574     7,466       364     1,387       793     2,237
At Dec. 31, 2002                   1,003     4,459     2,042     7,706     2,312     4,631       372     1,530       684     2,423
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $   485   $ 2,308   $ 1,268   $ 3,782   $ 2,021   $ 5,227   $   186   $   709   $   404   $ 1,140
At Dec. 31, 2002                 $   450   $ 1,994   $   909   $ 3,423   $ 1,238   $ 2,207   $   110   $   450   $   201   $   709
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%
For the year ended Dec. 31, 2002    1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (18.75%)  (18.75%)  (18.75%)  (18.75%)  (17.71%)  (18.60%)  (26.09%)  (26.09%)  (26.09%)  (26.09%)
For the year ended Dec. 31, 2002  (30.77%)  (30.77%)  (30.77%)  (32.31%)  (31.65%)  (31.43%)  (41.18%)  (43.14%)  (43.14%)  (43.14%)
----------------------------------------------------------------------------------------------------------------------------------

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                   ETC      STEC1    UEBC1(7)  UEBC2(7)  UEBC3(7)  UEBC4(7)  WEBC5(7)  WEBC8(7)  UECG1(7)  UECG2(7)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.08   $  0.70        --        --        --        --        --        --        --        --
At Dec. 31, 2001                 $  0.79   $  0.51        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.46   $  0.29   $  0.96   $  0.96   $  0.96   $  0.96   $  0.96   $  0.95   $  0.96   $  0.95
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                   1,958     6,380        --        --        --        --        --        --        --        --
At Dec. 31, 2002                   1,387     3,655        12       170        20       108        10         3        38       299
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $ 1,555   $ 3,256        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $   632   $ 1,069   $    12   $   162   $    19   $   103   $     9   $     3   $    37   $   285
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --      1.99%     1.86%     1.42%     1.76%     1.59%     2.30%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.40%     1.60%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (26.85%)  (27.14%)      --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (41.77%)  (43.14%)   (4.00%)   (4.00%)   (4.00%)   (4.00%)   (4.00%)   (5.00%)   (4.00%)   (5.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                  UECG3(7)  UECG4(7)  WECG5(7)  WECG8(7)  UECB1(7)  UECB2(7)  UECB3(7)  UECB4(7)  WECB5(7)  WECB8(7)
                                  -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                  $  0.95   $  0.95   $  0.95   $  0.95   $  1.04   $  1.04   $  1.04   $  1.04   $  1.04   $  1.04
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                       39       216        13         3       241       892       301       756       106        --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                  $    38   $   206   $    13   $     3   $   251   $   927   $   313   $   785   $   110        --
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002       --        --        --        --      5.74%     6.72%     6.24%     7.11%     8.91%    11.41%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    (5.00%)   (5.00%)   (5.00%)   (5.00%)    4.00%     4.00%     4.00%     4.00%     4.00%     4.00%
-----------------------------------------------------------------------------------------------------------------------------------

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                  UEEI1(7)  UEEI2(7)  UEEI3(7)  UEEI4(7)  WEEI5(7)  WEEI8(7)  UEFF1(7)  UEFF2(7)  UEFF3(7)  UEFF4(7)
                                  -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                  $  0.97   $  0.97   $  0.96   $  0.96   $  0.96   $  0.96   $  1.00   $  1.00   $  1.00   $  1.00
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                       34       388        29       174         9        21        10       132         8        26
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                  $    33   $   375   $    28   $   167   $     9   $    20   $    10   $   132   $     8   $    26
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    10.03%     8.33%     6.76%     9.43%     7.97%    11.32%     8.62%    10.00%    10.58%    15.62%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    (3.00%)   (3.00%)   (4.00%)   (4.00%)   (4.00%)   (4.00%)    0.00%     0.00%     0.00%     0.00%
-----------------------------------------------------------------------------------------------------------------------------------


                                 WEFF5(7)  WEFF8(7)  UEFD1(5)  UEFD2(5)  UEFD3(5)  UEFD4(5)  WEFD5(5)  WEFD8(5)  UEGO1(7)  UEGO2(7)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  1.00        --        --        --        --        --        --        --   $  0.92   $  0.92
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --        12       192
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --        --        --        --        --        --   $    11   $   177
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.15%     5.87%       --        --        --        --        --        --      4.63%     4.60%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.00%       --        --        --        --        --        --        --     (8.00%)   (8.00%)
----------------------------------------------------------------------------------------------------------------------------------


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                 UEGO3(7)  UEGO4(7)  WEGO5(7)  WEGO8(7)  UEGR1(7)  UEGR2(7)  UEGR3(7)  UEGR4(7)  WEGR5(7)  WEGR8(7)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.92   $  0.92   $  0.92   $  0.92   $  0.99   $  0.99   $  0.99   $  0.99   $  0.99   $  0.98
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      23       124        10        --         8       173        26        47         4        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    21   $   114   $     9        --   $     8   $   171   $    25   $    46   $     4        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    3.50%     4.27%     3.79%     1.85%       --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (8.00%)   (8.00%)   (8.00%)   (8.00%)   (1.00%)   (1.00%)   (1.00%)   (1.00%)   (1.00%)   (2.00%)
----------------------------------------------------------------------------------------------------------------------------------


                                 UEGW1(5)  UEGW2(5)  UEGW3(5)  UEGW4(5)  WEGW5(5)  WEGW8(5)  UEHI1(7)  UEHI2(7)  UEHI3(7)  UEHI4(7)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.96   $  0.96   $  0.96   $  0.96        --   $  0.96   $  1.04   $  1.04   $  1.04   $  1.04
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                       3        35         1         2        --        21        95       202       133       336
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $     3   $    34        --   $     2        --   $    20   $    98   $   209   $   138   $   347
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    5.00%     7.13%     6.10%     5.74%     3.49%     8.87%    10.49%    16.72%    15.83%    14.80%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (4.00%)   (4.00%)   (4.00%)   (4.00%)      --     (4.00%)    4.00%     4.00%     4.00%     4.00%
----------------------------------------------------------------------------------------------------------------------------------


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                 WEHI5(7)  WEHI8(7)  UEIG1(7)  UEIG2(7)  UEIG3(7)  UEIG4(7)  WEIG5(7)  WEIG8(7)  UEMA1(7)  UEMA2(7)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  1.04   $  1.03   $  0.93   $  0.93   $  0.93   $  0.93   $  0.93   $  0.93   $  0.95   $  0.95
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                     103        --        31       213        40       145        12        --         7        64
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $   107        --   $    28   $   198   $    37   $   135   $    11        --   $     7   $    61
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   14.68%     6.60%     7.67%    10.28%     7.70%     9.60%     9.26%     4.13%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    4.00%     3.00%    (7.00%)   (7.00%)   (7.00%)   (7.00%)   (7.00%)   (7.00%)   (5.00%)   (5.00%)
----------------------------------------------------------------------------------------------------------------------------------

                                 UEMA3(7)  UEMA4(7)  WEMA5(7)  WEMA8(7)  UEOE1(7)  UEOE2(7)  UEOE3(7)  UEOE4(7)  WEOE5(7)  WEOE8(7)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.95   $  0.95   $  0.95   $  0.95   $  0.96   $  0.96   $  0.96   $  0.96   $  0.96   $  0.96
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      11        83         4        --        86       351        42       276        13         3
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    10   $    79   $     3        --   $    83   $   338   $    41   $   266   $    13   $     3
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (5.00%)   (5.00%)   (5.00%)   (5.00%)   (4.00%)   (4.00%)   (4.00%)   (4.00%)   (4.00%)   (4.00%)
----------------------------------------------------------------------------------------------------------------------------------

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                 UESM1(7)  UESM2(7)  UESM3(7)  UESM4(7)  WESM5(7)  WESM8(7)  UESE1(5)  UESE2(5)  UESE3(5)  UESE4(5)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.95   $  0.95   $  0.95   $  0.95   $  0.95   $  0.95        --   $  0.96        --   $  0.96
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      75       482       157       396         7         2        --         3        --        13
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    71   $   460   $   150   $   378   $     6   $     2        --   $     3        --   $    12
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.44%     0.60%     0.81%     0.70%     0.68%     0.79%       --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002   (5.00%)   (5.00%)   (5.00%)   (5.00%)   (5.00%)   (5.00%)      --     (4.00%)      --     (4.00%)
----------------------------------------------------------------------------------------------------------------------------------



                                 WESE5(5)  WESE8(5)  UEST1(7)  UEST2(7)  UEST3(7)  UEST4(7)  WEST5(7)  WEST8(7)  UFCO1(4)  UFCO2(4)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --   $  1.08   $  1.08   $  1.08   $  1.08   $  1.08   $  1.08   $  0.86   $  0.86
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --       137        74       325         4        --       209       740
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        --        --   $   149   $    80   $   352   $     4        --   $   181   $   639
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --      0.13%    38.38%    24.56%    19.27%    29.59%    13.30%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --      8.00%     8.00%     8.00%     8.00%     8.00%     8.00%   (14.00%)  (14.00%)
----------------------------------------------------------------------------------------------------------------------------------


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                 UFCO3(4)  UFCO4(4)  WFCO5(5)  WFCO8(5)  UFGR1(4)  UFGR2(4)  UFGR3(4)  UFGR4(4)  WFGR5(8)  WFGR8(8)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.86   $  0.86   $  0.97        --   $  0.75   $  0.75   $  0.75   $  0.75   $  0.73        --
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                     115       395         8        --        18       108        31       108        14        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    99   $   341   $     8        --   $    13   $    80   $    23   $    80   $    10        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (14.00%)  (14.00%)   (3.00%)      --    (25.00%)  (25.00%)  (25.00%)  (25.00%)  (27.00%)      --
----------------------------------------------------------------------------------------------------------------------------------


                                 UFMC1(4)  UFMC2(4)  WMDC6(9)  UFMC4(4)  WMDC5(9)  WMDC8(8)  WMDC2(9)  UVAS1(4)  UVAS2(4)    PVAS1
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --   $  1.29
At Dec. 31, 2001                      --        --   $  1.06        --   $  1.06        --   $  1.06        --        --   $  1.45
At Dec. 31, 2002                 $  0.85   $  0.85   $  0.95   $  0.85   $  0.94   $  0.89   $  0.94   $  0.80   $  0.80   $  1.30
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --       522        --        94        --         8        --        --         2
At Dec. 31, 2002                      94       773     1,445       503       250        27        42        24       127        47
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --   $   556        --   $   100        --   $     8        --        --   $     3
At Dec. 31, 2002                 $    80   $   655   $ 1,366   $   426   $   236   $    24   $    40   $    19   $   102   $    61
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --      0.58%
For the year ended Dec. 31, 2002      --        --      0.52%       --      0.52%       --      0.35%     0.01%       --      0.27%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --      1.25%       --      1.40%       --      1.65%       --        --      1.25%
For the year ended Dec. 31, 2002    1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.65%     1.00%     1.10%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --      6.00%       --      6.00%       --      6.00%       --        --     12.40%
For the year ended Dec. 31, 2002  (15.00%)  (15.00%)  (10.38%)  (15.00%)  (11.32%)  (11.00%)  (11.32%)  (20.00%)  (20.00%)  (10.34%)
----------------------------------------------------------------------------------------------------------------------------------

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                 UVAS4(4)  WVAS5(8)  WVAS8(8)  WVAS2(6)    UMSS1     UMSS2     PMSS1     UMSS4      EMU      SMSS1
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --   $  1.09   $  1.09   $  1.16   $  1.09   $  1.17   $  1.19
At Dec. 31, 2001                      --        --        --        --   $  1.16   $  1.16   $  1.22   $  1.15   $  1.23   $  1.25
At Dec. 31, 2002                 $  0.80   $  0.88        --   $  0.79   $  1.01   $  1.01   $  1.06   $  1.00   $  1.07   $  1.09
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --        61     1,321       252     1,374       546       473
At Dec. 31, 2002                      61        55        --         4       753     5,681     2,393     6,327       966       690
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --   $    71   $ 1,530   $   307   $ 1,585   $   674   $   593
At Dec. 31, 2002                 $    49   $    48        --   $     3   $   762   $ 5,737   $ 2,547   $ 6,347   $ 1,037   $   751
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --      1.62%     0.63%     1.02%     1.21%     2.10%     3.19%
For the year ended Dec. 31, 2002      --      0.44%     1.04%     0.08%     0.75%     0.89%     0.87%     0.91%     0.96%     1.38%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --      1.00%     1.10%     1.25%     1.35%     1.40%     1.60%
For the year ended Dec. 31, 2002    1.35%     1.40%     1.60%     1.65%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --      6.42%     6.42%     5.17%     5.50%     5.13%     5.04%
For the year ended Dec. 31, 2002  (20.00%)  (12.00%)      --    (21.00%)  (12.93%)  (12.93%)  (13.11%)  (13.04%)  (13.01%)  (12.80%)
----------------------------------------------------------------------------------------------------------------------------------

                                   WMSS2     UINT1     UINT2     UINT3     UINT4   WINT5(8)  WINT8(8)    UNDS1     UNDS2     PSND1
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.11   $  1.02   $  1.02   $  1.02   $  1.02        --        --   $  1.01   $  1.01   $  0.93
At Dec. 31, 2001                 $  1.17   $  0.85   $  0.85   $  0.84   $  0.84        --        --   $  0.95   $  0.95   $  0.87
At Dec. 31, 2002                 $  1.02   $  0.68   $  0.68   $  0.68   $  0.68   $  0.84   $  0.84   $  0.64   $  0.64   $  0.58
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      41       324       887       514     1,576        --        --       115       317       293
At Dec. 31, 2002                     123       513     2,059       866     2,373       286       330       165       569       441
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $    48   $   275   $   750   $   433   $ 1,327        --        --   $   109   $   300   $   258
At Dec. 31, 2002                 $   125   $   350   $ 1,402   $   588   $ 1,605   $   240   $   276   $   106   $   363   $   260
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.04%     2.18%     1.23%     1.23%     2.64%       --        --        --        --        --
For the year ended Dec. 31, 2002    0.71%     1.41%     1.64%     1.65%     1.92%     3.03%     4.10%       --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.65%     1.00%     1.10%     1.25%     1.35%       --        --      1.00%     1.10%     1.25%
For the year ended Dec. 31, 2002    1.65%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    5.41%   (16.67%)  (16.67%)  (17.65%)  (17.65%)      --        --     (5.94%)   (5.94%)   (6.45%)
For the year ended Dec. 31, 2002  (12.82%)  (20.00%)  (20.00%)  (19.05%)  (19.05%)  (16.00%)  (16.00%)  (32.63%)  (32.63%)  (33.33%)
----------------------------------------------------------------------------------------------------------------------------------

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                  UNDS4    WSND5(8)  WSND8(8)   UTRS1     UTRS2     PSTR1     UTRS4    WSTR5(8)  WSTR8(8)  USUT1(4)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.01        --        --   $  1.12   $  1.12   $  1.06   $  1.11        --        --        --
At Dec. 31, 2001                 $  0.94        --        --   $  1.10   $  1.10   $  1.05   $  1.10        --        --        --
At Dec. 31, 2002                 $  0.63   $  0.73        --   $  1.04   $  1.03   $  0.98   $  1.03   $  0.93   $  0.93   $  0.87
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                     454        --        --       792     3,440     1,861     3,493        --        --        --
At Dec. 31, 2002                     832        20        --     1,585     7,687     3,949     8,646        11         6        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $   428        --        --   $   875   $ 3,794   $ 1,953   $ 3,839        --        --        --
At Dec. 31, 2002                 $   527   $    15        --   $ 1,640   $ 7,937   $ 3,873   $ 8,870   $    10   $     5        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --      0.90%     0.88%     0.89%     0.87%       --        --        --
For the year ended Dec. 31, 2002      --        --        --      1.39%     1.43%     1.41%     1.46%     0.06%     0.03%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.35%       --        --      1.00%     1.10%     1.25%     1.35%       --        --        --
For the year ended Dec. 31, 2002    1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (6.93%)      --        --     (1.79%)   (1.79%)   (0.94%)   (0.90%)      --        --        --
For the year ended Dec. 31, 2002  (32.98%)  (27.00%)      --     (5.45%)   (6.36%)   (6.67%)   (6.36%)   (7.00%)   (7.00%)  (13.00%)
----------------------------------------------------------------------------------------------------------------------------------



                                 USUT2(4)   PSUT1    USUT4(4)  WSUT5(8) WSUT8(8)   UOCA1(4)  UOCA2(4)  UOCA3(4)  UOCA4(4)  WOCA5(5)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  1.01        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --   $  0.75        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.87   $  0.57   $  0.87   $  0.85        --   $  0.78   $  0.78   $  0.78   $  0.78   $  0.97
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --       126        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      23       209         5         6        --         9       141        39       163        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --   $    95        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    20   $   119   $     5   $     5        --   $     7   $   111   $    30   $   127        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      2.76%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --      2.30%       --      0.02%     3.10%       --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.25%       --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --    (25.74%)      --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (13.00%)  (24.00%)  (13.00%)  (15.00%)      --    (22.00%)  (22.00%)  (22.00%)  (22.00%)   (3.00%)
----------------------------------------------------------------------------------------------------------------------------------


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                 WOCA8(5)  UOGS1(4)  UOGS2(4)  WOGS6(6)  UOGS4(4)  WOGS5(6)  WOGS8(5)  WOGS2(6)  UOSM1(4)  UOSM2(4)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $  0.77   $  0.77   $  0.77   $  0.77   $  0.77   $  0.93        --   $  0.79   $  0.79
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --        25       123       190        56        12         9        --        33       199
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      --   $    19   $    95   $   147   $    43   $     9   $     8        --   $    26   $   158
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.65%     1.00%     1.10%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --    (23.00%)  (23.00%)  (23.00%)  (23.00%)  (23.00%)   (7.00%)      --    (21.00%)  (21.00%)
----------------------------------------------------------------------------------------------------------------------------------



                                 UOSM3(4)  UOSM4(4)  WOSM5(7)  WOSM8(7)  USTB1(4)  USTB2(4)  WSTB6(6)  USTB4(4)  WSTB5(6)  WSTB8(5)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.79   $  0.79   $  0.95   $  0.95   $  1.04   $  1.04   $  1.03   $  1.03   $  1.03        --
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                      65        87         4        13        38       161       212       148        10        --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $    52   $    69   $     3   $    12   $    39   $   167   $   219   $   153   $    10        --
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002      --        --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (21.00%)  (21.00%)   (5.00%)   (5.00%)    4.00%     4.00%     3.00%     3.00%     3.00%       --
----------------------------------------------------------------------------------------------------------------------------------


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                 WSTB2(6)   UGIN1     UGIN2     PGIN1     UGIN4      EPG     WGIN8(8)  UHSC1(5)  UHSC2(5)  WHSC6(6)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --   $  1.07   $  1.07   $  1.03   $  1.07   $  1.26        --        --        --        --
At Dec. 31, 2001                      --   $  0.99   $  0.99   $  0.95   $  0.98   $  1.16        --        --        --        --
At Dec. 31, 2002                      --   $  0.79   $  0.79   $  0.76   $  0.79   $  0.93        --        --   $  0.98   $  0.84
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --       287     1,166       963     1,109     6,280        --        --        --        --
At Dec. 31, 2002                      --       379     1,991     1,583     1,879     5,706        --        --        31        52
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --   $   285   $ 1,153   $   918   $ 1,091   $ 7,290        --        --        --        --
At Dec. 31, 2002                      --   $   301   $ 1,576   $ 1,208   $ 1,478   $ 5,291        --        --   $    30   $    44
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.19%     0.44%     0.70%     0.72%     1.62%       --        --        --        --
For the year ended Dec. 31, 2002      --      1.73%     1.39%     1.37%     1.33%     1.59%     1.89%       --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --      1.00%     1.10%     1.25%     1.35%     1.40%       --        --        --        --
For the year ended Dec. 31, 2002    1.65%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --     (7.48%)   (7.48%)   (7.77%)   (8.41%)   (7.94%)      --        --        --        --
For the year ended Dec. 31, 2002      --    (20.20%)  (20.20%)  (20.00%)  (19.39%)  (19.83%)      --        --     (2.00%)  (16.00%)
----------------------------------------------------------------------------------------------------------------------------------



                                 UHSC4(5)  WHSC5(6)  WHSC8(5)  WHSC2(6)  UIGR1(4)  UIGR2(4)   PIGR1    UIGR4(4)    EPL     WIGR8(8)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --        --        --        --        --        --   $  1.15        --   $  1.19        --
At Dec. 31, 2001                      --        --        --        --        --        --   $  0.90        --   $  0.93        --
At Dec. 31, 2002                 $  0.97   $  0.84        --   $  0.84   $  0.80   $  0.80   $  0.73   $  0.79   $  0.76   $  0.85
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --     4,731        --     1,775        --
At Dec. 31, 2002                       7        12        --        33        33       436     4,994       544     1,856         7
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --        --        --        --        --        --   $ 4,269        --   $ 1,651        --
At Dec. 31, 2002                 $     7   $    10        --   $    28   $    26   $   347   $ 3,662   $   432   $ 1,401   $     6
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      0.25%       --      0.31%       --
For the year ended Dec. 31, 2002      --        --        --        --        --        --      0.83%       --      0.87%     0.03%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --        --        --        --        --        --      1.25%       --      1.40%       --
For the year ended Dec. 31, 2002    1.35%     1.40%     1.60%     1.65%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --        --        --        --        --        --    (21.74%)      --    (21.85%)      --
For the year ended Dec. 31, 2002   (3.00%)  (16.00%)      --    (16.00%)  (20.00%)  (20.00%)  (18.89%)  (21.00%)  (18.28%)  (15.00%)
----------------------------------------------------------------------------------------------------------------------------------


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                  WIGR2    UVCP1(5)  UVCP2(5)  UVCP3(5)  UVCP4(5)  WVCP5(5)  WVCP8(5)  UVGI1(5)  UVGI2(5)  UVGI3(5)
                                 --------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.75        --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                 $  0.59        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $  0.47   $  0.98   $  0.98   $  0.98   $  0.98        --   $  0.98   $  0.96   $  0.96   $  0.96
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                     730        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                     666         1       203       186       169        --         3         2        43         4
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $   427        --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                 $   315   $     1   $   199   $   182   $   166        --   $     3   $     2   $    41   $     4
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.27%       --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    0.85%       --        --        --        --        --        --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.65%       --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002    1.65%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%     1.00%     1.10%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (21.33%)      --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002  (20.34%)   (2.00%)   (2.00%)   (2.00%)   (2.00%)      --     (2.00%)   (2.00%)   (4.00%)   (4.00%)
----------------------------------------------------------------------------------------------------------------------------------



                                           UVGI4(5)  WVGI5(5)  WVGI8(5)  UVRE1(5)  UVRE2(5)  UVRE3(5)  UVRE4(5)  WVRE5(5)  WVRE8(5)
                                           ----------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                 --        --        --        --        --        --        --        --        --
At Dec. 31, 2001                                 --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                            $  0.96        --        --        --   $  0.96        --   $  0.96   $  0.96        --
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                                 74        --        --        --        57        --         1         1        --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                 --        --        --        --        --        --        --        --        --
At Dec. 31, 2002                            $    71        --        --        --   $    55        --   $     1   $     1        --
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002                 --        --        --      9.85%    28.93%     9.84%    16.60%    20.68%     9.84%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                 --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002               1.35%     1.40%     1.60%     1.00%     1.10%     1.25%     1.35%     1.40%     1.60%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 --        --        --        --        --        --        --        --        --
For the year ended Dec. 31, 2002              (4.00%)      --        --        --     (4.00%)      --     (4.00%)   (4.00%)      --
-----------------------------------------------------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4)  Operations commenced on May 21, 2002.


(5)  Operations commenced on Aug. 30, 2002.


(6)  Operations commenced on May 1, 2002.

(7)  Operations commenced on July 31, 2002.

(8)  Operations commenced on March 1, 2002.

(9)  Operations commenced on May 1, 2001.

     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- EVERGREEN NEW SOLUTIONS
                                VARIABLE ANNUITY

                                                               45272-20 D (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 22
Rating Agencies                                                            p. 23
Principal Underwriter                                                      p. 23
Independent Auditors                                                       p. 23
Condensed Financial Information (Unaudited)                                p. 24
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:        P = a hypothetical initial payment of $1,000

              T = average annual total return

              n = number of years

            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                              --%         --%(b)
UCMG7         Cash Management Fund (1/03; 10/81)                                      --          --(b)
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                         (27.01)      (8.02)
WFDI2         Federal Income Fund (3/00; 9/99)                                     (4.52)       2.23
UGRO7         Growth Fund (1/03; 9/99)                                                --          --(b)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                 (29.60)     (22.15)
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                              --      (27.92)(c)
USPF7         S&P 500 Index Fund (1/03; 5/00)                                         --          --(b)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)                      --          --(b)
UAAD7         Capital Development Fund,
              Series II Shares (1/03; 5/98)(2)                                        --          --(b)
UAVA7         Premier Equity Fund, Series II Shares (1/03; 5/93)(2)                   --          --(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7         AllianceBernstein Growth and Income Portfolio
              (Class B) (1/03; 1/91)(3)                                               --          --(b)
UPRG7         AllianceBernstein Premier Growth Portfolio
              (Class B) (1/03; 6/92)(4)                                               --          --(b)
UTEC7         AllianceBernstein Technology Portfolio
              (Class B) (1/03; 1/96)(5)                                               --          --(b)
UAGR7         AllianceBernstein Total Return Portfolio
              (Class B) (1/03; 12/92)(6)                                              --          --(b)
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(7)                 --          --(b)
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(7)                       --          --(b)
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (18.86)     (11.08)
UFOV7         Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                      --          --(b)
            FTVIPT
WRES2         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                  (7.91)      10.22
WSMC2         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                  (35.75)     (31.33)
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                                 --      (27.36)(c)
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                            (20.48)      (0.64)
UINT7         Templeton Foreign Securities Fund -
              Class 2 (1/03; 5/92)(9)                                                 --          --(b)
            MFS(R)
UGRS7         Investors Growth Stock Series -
              Service Class (1/03; 5/99)(10)                                          --          --(b)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(10)                   --          --(b)
UTRS7         Total Return Series - Service Class (1/03; 1/95)(10)                    --          --(b)
USUT7         Utilities Series - Service Class (1/03; 1/95)(10)                       --          --(b)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                           (4.76%)      1.09%       4.04%          7.08%
UCMG7         Cash Management Fund (1/03; 10/81)                                   (8.74)       0.86        1.39           3.23
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                         (27.01)         --          --          (8.26)
WFDI2         Federal Income Fund (3/00; 9/99)                                     (4.52)         --          --           2.31
UGRO7         Growth Fund (1/03; 9/99)                                            (33.41)         --          --         (22.58)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                 (29.60)      (3.06)         --           2.22
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                          (20.77)         --          --         (11.35)
USPF7         S&P 500 Index Fund (1/03; 5/00)                                     (30.07)         --          --         (20.96)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)                  (30.06)         --          --         (22.55)
UAAD7         Capital Development Fund,
              Series II Shares (1/03; 5/98)(2)                                    (29.34)         --          --          (4.48)
UAVA7         Premier Equity Fund, Series II Shares (1/03; 5/93)(2)               (37.35)      (5.35)         --           4.86
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7         AllianceBernstein Growth and Income Portfolio
              (Class B) (1/03; 1/91)(3)                                           (29.94)       0.31        8.13           7.25
UPRG7         AllianceBernstein Premier Growth Portfolio
              (Class B) (1/03; 6/92)(4)                                           (37.70)      (4.57)       6.26           7.12
UTEC7         AllianceBernstein Technology Portfolio
              (Class B) (1/03; 1/96)(5)                                           (47.62)      (3.55)         --          (0.81)
UAGR7         AllianceBernstein Total Return Portfolio
              (Class B) (1/03; 12/92)(6)                                          (19.56)      (3.09)       2.95           2.95
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(7)             (18.48)       0.30          --           9.13
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(7)                   (37.22)      (3.69)       5.37           7.35
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (18.86)         --          --          12.08
UFOV7         Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                  (28.30)      (7.15)       1.74           1.32
            FTVIPT
WRES2         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                  (7.91)      (0.77)       7.08           6.66
WSMC2         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                  (35.75)      (2.14)         --           4.15
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                             (18.17)         --          --          (2.80)
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                            (20.48)       0.74          --           3.67
UINT7         Templeton Foreign Securities Fund -
              Class 2 (1/03; 5/92)(9)                                             (26.58)      (5.26)       4.82           3.70
            MFS(R)
UGRS7         Investors Growth Stock Series -
              Service Class (1/03; 5/99)(10)                                      (34.87)         --          --         (12.36)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(10)               (38.57)         --          --          (0.76)
UTRS7         Total Return Series - Service Class (1/03; 1/95)(10)                (14.63)       1.64          --           7.65
USUT7         Utilities Series - Service Class (1/03; 1/95)(10)                   (30.51)      (3.84)         --           5.92


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA,
              Service Shares (1/03; 4/85)                                             --%         --%(b)
WOGS2         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                            --      (29.57)(c)
UOHI7         High Income Fund/VA, Service Shares (1/03; 4/86)                        --          --(b)
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                                             --          --(b)
WSTB2         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                         --       (5.85)(c)
            PUTNAM VARIABLE TRUST
UGIN7         Putnam VT Growth and Income Fund -
              Class IB Shares (1/03; 2/88)(12)                                        --          --(b)
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(13)                                    (25.78)     (23.05)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE7         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(14)                                        --          --(b)
WVIS2         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(13)                                    (37.48)     (34.72)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA,
              Service Shares (1/03; 4/85)                                         (34.30%)     (0.96%)      7.14%          8.55%
WOGS2         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                        (30.05)       2.04        8.84           6.37
UOHI7         High Income Fund/VA, Service Shares (1/03; 4/86)                    (12.15)      (3.16)       3.73           6.20
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                                         (24.76)         --          --          (4.13)
WSTB2         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                      (3.48)       1.24          --           3.09
            PUTNAM VARIABLE TRUST
UGIN7         Putnam VT Growth and Income Fund -
              Class IB Shares (1/03; 2/88)(12)                                    (26.97)      (4.00)       5.53           7.37
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(13)                                    (25.78)      (0.89)         --           1.60
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE7         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(14)                                    (29.88)         --          --          (4.60)
WVIS2         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(13)                                    (37.48)      (7.24)         --          (2.88)



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.50% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit
     - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

(c) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                              --%         --%(b)
UCMG7         Cash Management Fund (1/03; 10/81)                                      --          --(b)
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                         (21.53)      (6.27)
WFDI2         Federal Income Fund (3/00; 9/99)                                      2.92        4.23
UGRO7         Growth Fund (1/03; 9/99)                                                --          --(b)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                 (24.35)     (20.67)
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                              --      (22.52)(c)
USPF7         S&P 500 Index Fund (1/03; 5/00)                                         --          --(b)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)                      --          --(b)
UAAD7         Capital Development Fund,
              Series II Shares (1/03; 5/98)(2)                                        --          --(b)
UAVA7         Premier Equity Fund, Series II Shares (1/03; 5/93)(2)                   --          --(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7         AllianceBernstein Growth and Income Portfolio
              (Class B) (1/03; 1/91)(3)                                               --          --(b)
UPRG7         AllianceBernstein Premier Growth Portfolio
              (Class B) (1/03; 6/92)(4)                                               --          --(b)
UTEC7         AllianceBernstein Technology Portfolio
              (Class B) (1/03; 1/96)(5)                                               --          --(b)
UAGR7         AllianceBernstein Total Return Portfolio
              (Class B) (1/03; 12/92)(6)                                              --          --(b)
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(7)                 --          --(b)
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(7)                       --          --(b)
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (12.67)      (7.62)
UFOV7         Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                      --          --(b)
            FTVIPT
WRES2         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                  (0.77)      11.97
WSMC2         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                  (31.03)     (30.03)
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                                 --      (21.92)(c)
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                            (14.43)       1.29
UINT7         Templeton Foreign Securities Fund -
              Class 2 (1/03; 5/92)(9)                                                 --          --(b)
            MFS(R)
UGRS7         Investors Growth Stock Series -
              Service Class (1/03; 5/99)(10)                                          --          --(b)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(10)                   --          --(b)
UTRS7         Total Return Series - Service Class (1/03; 1/95)(10)                    --          --(b)
USUT7         Utilities Series - Service Class (1/03; 1/95)(10)                       --          --(b)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND7         Bond Fund (1/03; 10/81)(1)                                            2.65%       1.46%       4.04%          7.07%
UCMG7         Cash Management Fund (1/03; 10/81)                                   (1.67)       1.23        1.39           3.23
WDEI2         Diversified Equity Income Fund (3/00; 9/99)                         (21.53)         --          --          (7.22)
WFDI2         Federal Income Fund (3/00; 9/99)                                      2.92          --          --           3.44
UGRO7         Growth Fund (1/03; 9/99)                                            (28.49)         --          --         (21.70)
WNDM2         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                 (24.35)      (2.72)         --           2.22
WSVA2         Partners Small Cap Value Fund (5/02; 8/01)                          (14.74)         --          --          (7.08)
USPF7         S&P 500 Index Fund (1/03; 5/00)                                     (24.86)         --          --         (19.33)
            AIM V.I.
UABA7         Basic Value Fund, Series II Shares (1/03; 9/01)(2)                  (24.84)         --          --         (18.55)
UAAD7         Capital Development Fund,
              Series II Shares (1/03; 5/98)(2)                                    (24.07)         --          --          (4.12)
UAVA7         Premier Equity Fund, Series II Shares (1/03; 5/93)(2)               (32.77)      (5.03)         --           4.86
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7         AllianceBernstein Growth and Income Portfolio
              (Class B) (1/03; 1/91)(3)                                           (24.71)       0.66        8.13           7.25
UPRG7         AllianceBernstein Premier Growth Portfolio
              (Class B) (1/03; 6/92)(4)                                           (33.15)      (4.24)       6.26           7.12
UTEC7         AllianceBernstein Technology Portfolio
              (Class B) (1/03; 1/96)(5)                                           (43.94)      (3.23)         --          (0.81)
UAGR7         AllianceBernstein Total Return Portfolio
              (Class B) (1/03; 12/92)(6)                                          (13.44)      (2.74)       2.95           2.95
            FIDELITY(R) VIP
UFCO7         Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(7)             (12.26)       0.65          --           9.12
UFGR7         Growth Portfolio Service Class 2 (1/03; 10/86)(7)                   (32.63)      (3.36)       5.37           7.34
WMDC2         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (12.67)         --          --          12.43
UFOV7         Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                  (22.93)      (6.83)       1.74           1.32
            FTVIPT
WRES2         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                  (0.77)      (0.41)       7.08           6.65
WSMC2         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                  (31.03)      (1.80)         --           4.15
WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                             (11.92)         --          --          (2.44)
WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(8)                                            (14.43)       1.10          --           3.67
UINT7         Templeton Foreign Securities Fund -
              Class 2 (1/03; 5/92)(9)                                             (21.07)      (4.93)       4.82           3.70
            MFS(R)
UGRS7         Investors Growth Stock Series -
              Service Class (1/03; 5/99)(10)                                      (30.07)         --          --         (11.49)
UNDS7         New Discovery Series - Service Class (1/03; 5/98)(10)               (34.09)         --          --          (0.39)
UTRS7         Total Return Series - Service Class (1/03; 1/95)(10)                 (8.08)       2.00          --           7.64
USUT7         Utilities Series - Service Class (1/03; 1/95)(10)                   (25.34)      (3.50)         --           5.92


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA,
              Service Shares (1/03; 4/85)                                             --%         --%(b)
WOGS2         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                            --      (24.32)(c)
UOHI7         High Income Fund/VA, Service Shares (1/03; 4/86)                        --          --(b)
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                                             --          --(b)
WSTB2         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                         --        1.47(c)
            PUTNAM VARIABLE TRUST
UGIN7         Putnam VT Growth and Income Fund -
              Class IB Shares (1/03; 2/88)(12)                                        --          --(b)
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(13)                                    (20.19)     (21.57)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE7         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(14)                                        --          --(b)
WVIS2         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(13)                                    (32.91)     (33.49)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7         Capital Appreciation Fund/VA,
              Service Shares (1/03; 4/85)                                         (29.46%)     (0.62%)      7.14%          8.54%
WOGS2         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                        (24.83)       2.40        8.84           6.37
UOHI7         High Income Fund/VA, Service Shares (1/03; 4/86)                     (5.38)      (2.81)       3.73           6.20
UOSM7         Main Street Small Cap Fund/VA,
              Service Shares (1/03; 5/98)                                         (19.09)         --          --          (3.76)
WSTB2         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                       4.04        1.61          --           3.09
            PUTNAM VARIABLE TRUST
UGIN7         Putnam VT Growth and Income Fund -
              Class IB Shares (1/03; 2/88)(12)                                    (21.49)      (3.66)       5.53           7.36
WIGR2         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(13)                                    (20.19)      (0.54)         --           1.60
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE7         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(14)                                    (24.65)         --          --          (4.18)
WVIS2         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(13)                                    (32.91)      (6.92)         --          (2.88)



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.50% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

(c) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                          (3.34%)      2.63%
PCMG1         Cash Management Fund (11/99; 10/81)                                  (7.30)       0.25
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                        (25.66)      (8.39)
UFIF3         Federal Income Fund (5/00; 9/99)                                     (3.07)       3.60
UGRO3         Growth Fund (5/02; 9/99)                                                --      (23.49)(b)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (28.26)     (14.64)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                              --      (26.67)(b)
USPF3         S&P 500 Index Fund (5/00; 5/00)                                     (28.73)     (19.37)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --      (28.80)(b)
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --      (29.24)(b)
UAVA3         Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                   --      (26.85)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (28.60)     (13.25)
UPRG3         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (36.39)     (28.62)
UTEC3         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (46.35)     (39.25)
UAGR3         AllianceBernstein Total Return Portfolio
              (Class B) (5/02; 12/92)(6)                                              --      (15.66)(b)
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                 --      (19.28)(b)
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                       --      (29.20)(b)
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (17.48)     (10.14)
UFOV3         Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                      --      (29.68)(b)
            FTVIPT
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                  (6.48)      11.58
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(8)                 (34.43)     (13.94)
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                            (16.78)       6.50
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(8)                                           (19.10)      (0.12)
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                             (25.23)     (16.01)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                          (3.34%)      1.91%       5.60%          8.66%
PCMG1         Cash Management Fund (11/99; 10/81)                                  (7.30)       1.71        2.96           4.81
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                        (25.66)         --          --          (7.56)
UFIF3         Federal Income Fund (5/00; 9/99)                                     (3.07)         --          --           3.05
UGRO3         Growth Fund (5/02; 9/99)                                            (32.14)         --          --         (21.94)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (28.26)      (2.23)         --           3.42
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                          (19.39)         --          --         (10.53)
USPF3         S&P 500 Index Fund (5/00; 5/00)                                     (28.73)         --          --         (19.79)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                  (28.72)         --          --         (21.73)
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(2)          (28.00)         --          --          (3.69)
UAVA3         Premier Equity Fund, Series II Shares (5/02; 5/93)(2)               (36.15)      (4.88)         --           5.99
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (28.60)       1.13        9.72           8.84
UPRG3         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (36.39)      (3.72)       7.84           8.71
UTEC3         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (46.35)      (2.68)         --           0.37
UAGR3         AllianceBernstein Total Return Portfolio
              (Class B) (5/02; 12/92)(6)                                          (18.18)      (2.27)       4.52           4.52
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)             (17.09)       1.10          --          10.72
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                   (35.91)      (2.85)       6.95           8.94
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (17.48)         --          --          13.02
UFOV3         Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                  (26.95)      (6.31)       3.30           2.88
            FTVIPT
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                  (6.48)       0.03        8.66           8.24
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(8)                 (34.43)      (1.32)         --           5.70
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                            (16.78)         --          --          (2.06)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(8)                                           (19.10)       1.55          --           4.87
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                             (25.23)      (4.43)       6.40           5.28


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)

                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            MFS(R)
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                      (33.55%)    (25.28%)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)               (37.26)     (18.15)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)                (13.23)      (1.41)
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)                  (29.17)     (25.03)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)               --      (26.09)(b)
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --      (28.32)(b)
UOHI3         High Income Fund/VA, Service Shares (5/02; 4/86)                        --      (10.99)(b)
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --      (25.46)(b)
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                 --       (4.54)(b)
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                                   (25.62)      (9.89)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(13)                                   (24.42)     (12.21)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE3         Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)              --      (24.15)(b)
UVIS3         Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)             (14.53)     (22.31)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            MFS(R)
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                      (33.55%)        --%         --%        (11.53%)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)               (37.26)         --          --           0.02
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)                (13.23)       2.50          --           9.24
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)                  (29.17)      (3.04)         --           7.79
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)           (32.98)      (0.13)       8.72          10.14
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)             (28.71)       2.91       10.43           7.95
UOHI3         High Income Fund/VA, Service Shares (5/02; 4/86)                    (10.73)      (2.35)       5.30           7.78
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)          (23.40)         --          --          (3.35)
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)              (2.04)       2.09          --           4.66
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                                   (25.62)      (3.17)       7.11           8.95
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(13)                                   (24.42)      (0.07)         --           2.43
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE3         Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)          (28.54)         --          --          (3.92)
UVIS3         Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)             (14.53)      (0.75)         --           2.92

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                           4.20%       4.66%
PCMG1         Cash Management Fund (11/99; 10/81)                                  (0.11)       2.35
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                        (20.06)      (6.49)
UFIF3         Federal Income Fund (5/00; 9/99)                                      4.48        6.10
UGRO3         Growth Fund (5/02; 9/99)                                                --      (17.71)(b)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (22.89)     (12.87)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                              --      (21.16)(b)
USPF3         S&P 500 Index Fund (5/00; 5/00)                                     (23.41)     (17.37)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --      (23.48)(b)
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --      (23.95)(b)
UAVA3         Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                   --      (21.36)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (23.26)     (11.10)
UPRG3         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (31.73)     (26.86)
UTEC3         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (42.56)     (37.77)
UAGR3         AllianceBernstein Total Return Portfolio
              (Class B) (5/02; 12/92)(6)                                              --       (9.20)(b)
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                 --      (13.13)(b)
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                       --      (23.91)(b)
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (11.17)      (6.11)
UFOV3         Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                      --      (24.44)(b)
            FTVIPT
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                   0.78       13.57
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(8)                 (29.60)     (12.16)
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                            (10.42)       8.41
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(8)                                           (12.93)       1.96
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                             (19.60)     (13.95)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(1)                                           4.20%       3.00%       5.60%          8.65%
PCMG1         Cash Management Fund (11/99; 10/81)                                  (0.11)       2.81        2.96           4.81
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                        (20.06)         --          --          (5.70)
UFIF3         Federal Income Fund (5/00; 9/99)                                      4.48          --          --           4.99
UGRO3         Growth Fund (5/02; 9/99)                                            (27.11)         --          --         (20.36)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (22.89)      (1.18)         --           3.79
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                          (13.25)         --          --          (5.55)
USPF3         S&P 500 Index Fund (5/00; 5/00)                                     (23.41)         --          --         (17.85)
            AIM V.I.
UABA3         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                  (23.39)         --          --         (17.07)
UAAD3         Capital Development Fund, Series II Shares (5/02; 5/98)(2)          (22.61)         --          --          (2.58)
UAVA3         Premier Equity Fund, Series II Shares (5/02; 5/93)(2)               (31.47)      (3.88)         --           5.99
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (23.26)       2.22        9.72           8.83
UPRG3         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (31.73)      (2.70)       7.84           8.70
UTEC3         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (42.56)      (1.69)         --           0.74
UAGR3         AllianceBernstein Total Return Portfolio
              (Class B) (5/02; 12/92)(6)                                          (11.94)      (1.20)       4.52           4.51
            FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)             (10.75)       2.21          --          10.72
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                   (31.20)      (1.82)       6.95           8.93
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                  (11.17)         --          --          14.03
UFOV3         Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                  (21.47)      (5.30)       3.30           2.88
            FTVIPT
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                   0.78        1.15        8.66           8.23
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(8)                 (29.60)      (0.27)         --           5.69
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(8)                                            (10.42)         --          --          (0.92)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(8)                                           (12.93)       2.65          --           5.24
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                             (19.60)      (3.39)       6.40           5.27


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)

                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            MFS(R)
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                      (28.64%)    (23.44%)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)               (32.67)     (16.13)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)                 (6.55)       1.08
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)                  (23.88)     (22.75)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)               --      (20.54)(b)
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --      (22.96)(b)
UOHI3         High Income Fund/VA, Service Shares (5/02; 4/86)                        --       (4.12)(b)
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --      (19.84)(b)
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                 --        2.89(b)
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                                   (20.02)      (8.01)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(13)                                   (18.72)     (10.38)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE3         Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)              --      (18.42)(b)
UVIS3         Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)              (7.97)     (20.41)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            MFS(R)
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                      (28.64%)        --%         --%         (9.98%)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(10)               (32.67)         --          --           1.18
PSTR1         Total Return Series - Service Class (5/00; 1/95)(10)                 (6.55)       3.57          --           9.23
PSUT1         Utilities Series - Service Class (10/00; 1/95)(10)                  (23.88)      (2.00)         --           7.78
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)           (28.02)       0.93        8.72          10.13
WOGS6         Global Securities Fund/VA, Service Shares (5/02; 11/90)             (23.38)       3.96       10.43           7.95
UOHI3         High Income Fund/VA, Service Shares (5/02; 4/86)                     (3.84)      (1.26)       5.30           7.78
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)          (17.61)         --          --          (2.22)
WSTB6         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)               5.61        3.17          --           4.65
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(12)                                   (20.02)      (2.12)       7.11           8.95
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(13)                                   (18.72)       1.02          --           3.16
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE3         Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)          (23.20)         --          --          (2.65)
UVIS3         Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)              (7.97)       0.35          --           3.62

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.


(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                                    PERFORMANCE OF THE SUBACCOUNT
                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR     5 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                           (4.54%)      1.34%       4.43%
EMS           Cash Management Fund (2/95; 10/81)                                   (8.50)       1.12        1.83
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                        (26.83)         --       (7.79)
WFDI5         Federal Income Fund (3/00; 9/99)                                     (4.28)         --        2.50
EVG           Growth Fund (5/00; 9/99)                                            (33.24)         --      (33.66)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                                (29.42)      (2.82)      (1.64)
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                            --          --      (27.80)(b)
WSPF5         S&P 500 Index Fund (1/03; 5/00)                                         --          --          --(c)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                        --          --      (12.25)(b)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                        --          --      (13.53)(b)
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(2)                                        --          --      (33.20)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)                                     --          --      (12.49)(b)
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                                 (37.54)         --      (19.10)
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                           (47.49)         --      (23.03)
WAGR5         AllianceBernstein Total Return
              Portfolio (Class B) (1/03; 12/92)(6)                                    --          --          --(c)
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio Service
              Class 2 (8/02; 1/95)(7)                                                 --          --      (11.39)(b)
WFGR5         Growth Portfolio Service
              Class 2 (3/02; 10/86)(7)                                                --          --      (35.18)(b)
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(7)                                            (18.65)         --      (10.86)
WFOV5         Overseas Portfolio Service
              Class 2 (1/03; 1/87)(7)                                                 --          --          --(c)
            FTVIPT
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(8)                                              (7.68)         --        7.95
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(8)                                            (35.58)         --      (31.15)
WVAS5         Franklin Small Cap Value Securities
              Fund - Class 2 (3/02; 5/98)(8)                                          --          --      (20.70)(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                            (20.28)         --        0.57
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                 --          --      (24.15)(b)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS     10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                           (4.54%)      1.34%       4.29%          7.34%
EMS           Cash Management Fund (2/95; 10/81)                                   (8.50)       1.12        1.61           3.47
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                        (26.83)         --          --          (8.03)
WFDI5         Federal Income Fund (3/00; 9/99)                                     (4.28)         --          --           2.57
EVG           Growth Fund (5/00; 9/99)                                            (33.24)         --          --         (22.39)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                                (29.42)      (2.82)         --           2.47
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                        (20.57)         --          --         (11.13)
WSPF5         S&P 500 Index Fund (1/03; 5/00)                                     (29.90)         --          --         (20.76)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                    (29.86)         --          --         (22.34)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                    (29.16)         --          --          (4.24)
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(2)                                    (37.20)      (5.12)         --           5.13
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)                                 (29.76)       0.56        8.41           7.52
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                                 (37.54)      (4.32)       6.54           7.40
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                           (47.49)      (3.33)         --          (0.58)
WAGR5         AllianceBernstein Total Return
              Portfolio (Class B) (1/03; 12/92)(6)                                (19.36)      (2.84)       3.21           3.21
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio Service
              Class 2 (8/02; 1/95)(7)                                             (17.93)       0.64          --           9.47
WFGR5         Growth Portfolio Service
              Class 2 (3/02; 10/86)(7)                                            (37.06)      (3.45)       5.64           7.62
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(7)                                            (18.65)         --          --          12.37
WFOV5         Overseas Portfolio Service
              Class 2 (1/03; 1/87)(7)                                             (28.12)      (6.92)       1.99           1.57
            FTVIPT
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(8)                                              (7.68)      (0.51)       7.34           6.92
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(8)                                            (35.58)      (1.89)         --           4.41
WVAS5         Franklin Small Cap Value Securities
              Fund - Class 2 (3/02; 5/98)(8)                                      (17.96)         --          --          (2.58)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                            (20.28)       0.99          --           3.94
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                             (26.40)      (5.00)       5.10           3.98


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                                    PERFORMANCE OF THE SUBACCOUNT
                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR     5 YEARS    COMMENCEMENT
            MFS(R)
WGRS5         Investors Growth Stock Series -
              Service Class (1/03; 5/99)(10)                                          --%         --%         --%(c)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                                          --          --      (33.25)(b)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                                          --          --      (15.29)(b)
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(10)                                          --          --      (22.59)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                             --          --      (11.07)(b)
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                            --          --      (29.24)(b)
WOHI5         High Income Fund/VA,
              Service Shares (1/03; 4/86)                                             --          --          --(c)
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                             --          --      (13.72)(b)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                         --          --       (5.66)(b)
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                                   (26.79)         --       (3.36)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(13)                                    (25.59)         --       (9.75)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
WPRE5         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(14)                                        --          --          --(c)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(13)                                    (37.32)         --      (17.21)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS     10 YEARS     COMMENCEMENT
            MFS(R)
WGRS5         Investors Growth Stock Series -
              Service Class (1/03; 5/99)(10)                                      (34.70%)        --%         --%        (12.13%)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                                      (38.41)         --          --          (0.50)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                                      (14.43)       1.89          --           7.92
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(10)                                      (30.33)      (3.63)         --           6.47
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                         (34.15)      (0.71)       7.41           8.82
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                        (29.87)       2.30        9.12           6.64
WOHI5         High Income Fund/VA,
              Service Shares (1/03; 4/86)                                         (11.92)      (2.91)       3.99           6.47
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                         (24.57)         --          --          (3.87)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                      (3.24)       1.50          --           3.35
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                                   (26.79)      (3.76)       5.74           7.57
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(13)                                    (25.59)      (0.63)         --           1.86
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
WPRE5         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(14)                                    (29.71)         --          --          (4.36)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(13)                                    (37.32)      (7.01)         --          (2.64)



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.25% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                                    PERFORMANCE OF THE SUBACCOUNT
                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR     5 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                            2.89%       1.71%       4.43%
EMS           Cash Management Fund (3/00; 10/81)                                   (1.41)       1.49        1.83
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                        (21.33)         --       (6.03)
WFDI5         Federal Income Fund (3/00; 9/99)                                      3.18          --        4.49
EVG           Growth Fund (5/00; 9/99)                                            (28.31)         --      (32.30)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                                (24.15)      (2.48)      (1.64)
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                            --          --      (22.39)(b)
WSPF5         S&P 500 Index Fund (1/03; 5/00)                                         --          --          --(c)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                        --          --       (5.49)(b)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                        --          --       (6.88)(b)
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(2)                                        --          --      (28.26)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)                                     --          --       (5.76)(b)
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                                 (32.98)         --      (18.19)
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                           (43.79)         --      (22.15)
WAGR5         AllianceBernstein Total Return
              Portfolio (Class B) (1/03; 12/92)(6)                                    --          --          -- (c)
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio Service
              Class 2 (8/02; 1/95)(7)                                                 --          --       (4.55)(b)
WFGR5         Growth Portfolio Service
              Class 2 (3/02; 10/86)(7)                                                --          --      (30.42)(b)
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(7)                                            (12.45)         --       (7.39)
WFOV5         Overseas Portfolio Service
              Class 2 (1/03; 1/87)(7)                                                 --          --          --(c)
            FTVIPT
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(8)                                              (0.52)         --        8.96
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(8)                                            (30.85)         --      (29.85)
WVAS5         Franklin Small Cap Value Securities
              Fund - Class 2 (3/02; 5/98)(8)                                          --          --      (14.67)(b)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                            (14.21)         --        1.70
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                                 --          --      (18.43)(b)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS     10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ESI           Bond Fund (2/95; 10/81)(1)                                            2.89%       1.71%       4.29%          7.33%
EMS           Cash Management Fund (3/00; 10/81)                                   (1.41)       1.49        1.61           3.47
WDEI5         Diversified Equity Income Fund
              (3/00; 9/99)                                                        (21.33)         --          --          (6.99)
WFDI5         Federal Income Fund (3/00; 9/99)                                      3.18          --          --           3.70
EVG           Growth Fund (5/00; 9/99)                                            (28.31)         --          --         (21.50)
EGD           NEW DIMENSIONS FUND(R) (10/97; 5/96)                                (24.15)      (2.48)         --           2.47
WSVA5         Partners Small Cap Value Fund
              (5/02; 8/01)                                                        (14.53)         --          --          (6.85)
WSPF5         S&P 500 Index Fund (1/03; 5/00)                                     (24.67)         --          --         (19.12)
            AIM V.I.
WABA5         Basic Value Fund,
              Series II Shares (7/02; 9/01)(2)                                    (24.63)         --          --         (18.33)
WAAD5         Capital Development Fund,
              Series II Shares (8/02; 5/98)(2)                                    (23.87)         --          --          (3.87)
WAVA5         Premier Equity Fund,
              Series II Shares (3/02; 5/93)(2)                                    (32.61)      (4.79)         --           5.12
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5         AllianceBernstein Growth and Income
              Portfolio (Class B) (8/02; 1/91)(3)                                 (24.52)       0.91        8.41           7.52
EPP           AllianceBernstein Premier Growth
              Portfolio (Class B) (9/99; 6/92)(4)                                 (32.98)      (3.99)       6.54           7.40
ETC           AllianceBernstein Technology Portfolio
              (Class B) (9/99; 1/96)(5)                                           (43.79)      (3.01)         --          (0.58)
WAGR5         AllianceBernstein Total Return
              Portfolio (Class B) (1/03; 12/92)(6)                                (13.22)      (2.49)       3.21           3.21
            FIDELITY(R) VIP
WFCO5         Contrafund(R) Portfolio Service
              Class 2 (8/02; 1/95)(7)                                             (11.66)       1.00          --           9.46
WFGR5         Growth Portfolio Service
              Class 2 (3/02; 10/86)(7)                                            (32.46)      (3.12)       5.64           7.62
WMDC5         Mid Cap Portfolio Service
              Class 2 (5/01; 12/98)(7)                                            (12.45)         --          --          12.71
WFOV5         Overseas Portfolio Service
              Class 2 (1/03; 1/87)(7)                                             (22.74)      (6.59)       1.99           1.57
            FTVIPT
ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(8)                                              (0.52)      (0.15)       7.34           6.92
WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(8)                                            (30.85)      (1.56)         --           4.41
WVAS5         Franklin Small Cap Value Securities
              Fund - Class 2 (3/02; 5/98)(8)                                      (11.70)         --          --          (2.21)
EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(8)                                            (14.21)       1.35          --           3.94
WINT5         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(9)                                             (20.87)      (4.67)       5.10           3.97


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                                    PERFORMANCE OF THE SUBACCOUNT
                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR     5 YEARS    COMMENCEMENT
            MFS(R)
WGRS5         Investors Growth Stock Series -
              Service Class (1/03; 5/99)(10)                                          --%         --%         --%(c)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                                          --          --      (28.31)(b)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                                          --          --       (8.79)(b)
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(10)                                          --          --      (16.73)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                             --          --       (4.20)(b)
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                            --          --      (23.96)(b)
WOHI5         High Income Fund/VA,
              Service Shares (1/03; 4/86)                                             --          --          --(c)
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                             --          --       (7.08)(b)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                         --          --        1.67(b)
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                                   (21.29)         --       (2.95)
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(13)                                    (19.99)         --       (8.73)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
WPRE5         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(14)                                        --          --          --(c)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(13)                                    (32.74)         --      (16.31)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS     10 YEARS     COMMENCEMENT
            MFS(R)
WGRS5         Investors Growth Stock Series -
              Service Class (1/03; 5/99)(10)                                      (29.90%)        --%         --%        (11.27%)
WSND5         New Discovery Series -
              Service Class (3/02; 5/98)(10)                                      (33.93)         --          --          (0.13)
WSTR5         Total Return Series -
              Service Class (3/02; 1/95)(10)                                       (7.86)       2.26          --           7.91
WSUT5         Utilities Series -
              Service Class (3/02; 1/95)(10)                                      (25.14)      (3.29)         --           6.47
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5         Capital Appreciation Fund/VA,
              Service Shares (8/02; 4/85)                                         (29.29)      (0.37)       7.41           8.81
WOGS5         Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                        (24.64)       2.65        9.12           6.64
WOHI5         High Income Fund/VA,
              Service Shares (1/03; 4/86)                                          (5.14)      (2.56)       3.99           6.47
WOSM5         Main Street Small Cap Fund/VA,
              Service Shares (7/02; 5/98)                                         (18.88)         --          --          (3.51)
WSTB5         Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(11)                                       4.30        1.87          --           3.35
            PUTNAM VARIABLE TRUST
EPG           Putnam VT Growth and Income Fund -
              Class IB Shares (10/98; 2/88)(12)                                   (21.29)      (3.42)       5.74           7.56
EPL           Putnam VT International Equity Fund -
              Class IB Shares (9/99; 1/97)(13)                                    (19.99)      (0.27)         --           1.86
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
WPRE5         Putnam VT Research Fund -
              Class IB Shares (1/03; 9/98)(14)                                    (24.46)         --          --          (3.94)
EPT           Putnam VT Vista Fund -
              Class IB Shares (8/99; 1/97)(13)                                    (32.74)      (6.69)         --          (2.64)



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.25% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Subaccount had not commenced operations as of Dec. 31, 2002.


See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                              --%      (3.66%)(b)
UCMG1         Cash Management Fund (5/00; 10/81)                                   (7.08)      (0.34)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                             --      (26.68)(b)
UFIF1         Federal Income Fund (5/00; 9/99)                                     (2.83)       3.84
UGRO1         Growth Fund (5/02; 9/99)                                                --      (23.38)(b)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                 (28.08)     (20.67)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                              --      (26.13)(b)
USPF1         S&P 500 Index Fund (5/00; 5/00)                                     (28.56)     (19.17)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --      (28.70)(b)
UAAD1         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --      (29.13)(b)
UAVA1         Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                   --      (26.74)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (28.42)     (13.03)
UPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (36.23)     (28.45)
UTEC1         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (46.22)     (39.09)
UAGR1         AllianceBernstein Total Return Portfolio
              (Class B) (5/02; 12/92)(6)                                              --      (15.53)(b)
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                 --      (19.16)(b)
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                       --      (29.09)(b)
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                      --      (20.66)(b)
UFOV1         Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                      --      (29.58)(b)
            FTVIPT
URES1         Franklin Real Estate Fund - Class 2 (5/02; 1/89)(8)                     --      (12.85)(b)
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(8)                  (34.27)     (23.50)
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                                 --      (24.67)(b)
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(8)                                            (18.90)      (1.99)
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                             (25.05)     (15.80)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                           (3.08%)      2.20%       5.88%          8.93%
UCMG1         Cash Management Fund (5/00; 10/81)                                   (7.08)       1.96        3.21           5.06
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                         (25.47)         --          --          (7.33)
UFIF1         Federal Income Fund (5/00; 9/99)                                     (2.83)         --          --           3.34
UGRO1         Growth Fund (5/02; 9/99)                                            (31.92)         --          --         (21.61)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                 (28.08)      (1.99)         --           3.69
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                          (19.19)         --          --         (10.30)
USPF1         S&P 500 Index Fund (5/00; 5/00)                                     (28.56)         --          --         (19.59)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                  (28.54)         --          --         (21.53)
UAAD1         Capital Development Fund, Series II Shares (5/02; 5/98)(2)          (27.82)         --          --          (3.45)
UAVA1         Premier Equity Fund, Series II Shares (5/02; 5/93)(2)               (35.88)      (4.26)         --           6.71
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (28.42)       1.38        9.99           9.11
UPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (36.23)      (3.48)       8.11           8.98
UTEC1         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (46.22)      (2.44)         --           0.63
UAGR1         AllianceBernstein Total Return Portfolio
              (Class B) (5/02; 12/92)(6)                                          (17.98)      (2.02)       4.78           4.78
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)             (16.89)       1.36          --          11.00
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                   (35.75)      (2.60)       7.22           9.21
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                  (17.27)         --          --          13.31
UFOV1         Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                  (26.77)      (6.08)       3.56           3.14
            FTVIPT
URES1         Franklin Real Estate Fund - Class 2 (5/02; 1/89)(8)                  (6.25)       0.28        8.92           8.50
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(8)                  (34.27)      (1.07)         --           5.97
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                             (43.94)         --          --          (9.87)
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(8)                                            (18.90)       1.82          --           5.13
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                             (25.05)      (4.19)       6.66           5.54


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)

                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                      (33.38%)    (25.10%)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)               (37.11)     (17.91)
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)                (13.01)      (1.17)
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)                       --      (18.62)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)               --      (25.98)(b)
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --      (28.01)(b)
UOHI1         High Income Fund/VA, Service Shares (5/02; 4/86)                        --      (10.85)(b)
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --      (25.34)(b)
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                 --       (4.12)(b)
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                                    (25.43)     (10.77)
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(13)                                        --      (25.70)(b)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE1         Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)              --      (24.03)(b)
UVIS1         Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)             (36.01)     (30.51)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                      (33.38%)        --%         --%        (11.31%)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)               (37.11)         --          --           0.26
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)                (13.01)       2.77          --           9.51
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)                   (29.00)      (2.76)         --           7.77
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)           (32.81)       0.12        8.99          10.41
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)             (28.53)       3.18       10.71           8.23
UOHI1         High Income Fund/VA, Service Shares (5/02; 4/86)                    (10.51)      (2.10)       5.56           8.05
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)          (23.21)         --          --          (3.11)
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)              (1.79)       2.36          --           4.92
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                                    (25.43)      (2.93)       7.37           9.23
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(13)                                    (24.23)       0.18          --           2.70
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE1         Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)          (28.36)         --          --          (3.68)
UVIS1         Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)             (36.01)      (6.16)         --          (1.83)

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                              --%       3.84%(b)
UCMG1         Cash Management Fund (5/00; 10/81)                                    0.13        2.19
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                             --      (21.18)(b)
UFIF1         Federal Income Fund (5/00; 9/99)                                      4.75        6.34
UGRO1         Growth Fund (5/02; 9/99)                                                --      (17.59)(b)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                 (22.70)     (18.69)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                              --      (20.58)(b)
USPF1         S&P 500 Index Fund (5/00; 5/00)                                     (23.21)     (17.16)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                      --      (23.36)(b)
UAAD1         Capital Development Fund, Series II Shares (5/02; 5/98)(2)              --      (23.84)(b)
UAVA1         Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                   --      (21.24)(b)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (23.07)     (10.88)
UPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (31.56)     (26.67)
UTEC1         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (42.41)     (37.61)
UAGR1         AllianceBernstein Total Return Portfolio
              (Class B) (5/02; 12/92)(6)                                              --       (9.05)(b)
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                 --      (13.00)(b)
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                       --      (23.79)(b)
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                      --      (14.63)(b)
UFOV1         Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                      --      (24.32)(b)
            FTVIPT
URES1         Franklin Real Estate Fund - Class 2 (5/02; 1/89)(8)                     --       (6.14)(b)
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(8)                  (29.42)     (21.61)
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                                 --      (18.99)(b)
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(8)                                            (12.71)       0.45
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                             (19.40)     (13.73)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(1)                                            4.48%       3.28%       5.88%          8.93%
UCMG1         Cash Management Fund (5/00; 10/81)                                    0.13        3.05        3.21           5.06
UDEI1         Diversified Equity Income Fund (5/02; 9/99)                         (19.86)         --          --          (5.46)
UFIF1         Federal Income Fund (5/00; 9/99)                                      4.75          --          --           5.27
UGRO1         Growth Fund (5/02; 9/99)                                            (26.87)         --          --         (20.03)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                 (22.70)      (0.93)         --           4.05
USVA1         Partners Small Cap Value Fund (5/02; 8/01)                          (13.03)         --          --          (5.32)
USPF1         S&P 500 Index Fund (5/00; 5/00)                                     (23.21)         --          --         (17.64)
            AIM V.I.
UABA1         Basic Value Fund, Series II Shares (5/02; 9/01)(2)                  (23.19)         --          --         (16.86)
UAAD1         Capital Development Fund, Series II Shares (5/02; 5/98)(2)          (22.41)         --          --          (2.33)
UAVA1         Premier Equity Fund, Series II Shares (5/02; 5/93)(2)               (31.17)      (3.25)         --           6.70
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth and Income Portfolio
              (Class B) (5/00; 1/91)(3)                                           (23.07)       2.47        9.99           9.11
UPRG1         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(4)                                           (31.56)      (2.46)       8.11           8.98
UTEC1         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(5)                                           (42.41)      (1.44)         --           0.99
UAGR1         AllianceBernstein Total Return Portfolio
              (Class B) (5/02; 12/92)(6)                                          (11.71)      (0.95)       4.78           4.78
            FIDELITY(R) VIP
UFCO1         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)             (10.53)       2.47          --          10.99
UFGR1         Growth Portfolio Service Class 2 (5/02; 10/86)(7)                   (31.03)      (1.57)       7.22           9.20
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                  (10.95)         --          --          14.32
UFOV1         Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                  (21.27)      (5.06)       3.56           3.13
            FTVIPT
URES1         Franklin Real Estate Fund - Class 2 (5/02; 1/89)(8)                   1.03        1.40        8.92           8.50
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(8)                  (29.42)      (0.02)         --           5.97
UVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(8)                                             (39.94)         --          --          (8.81)
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(8)                                            (12.71)       2.91          --           5.51
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(9)                                             (19.40)      (3.15)       6.66           5.54


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)

                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR    COMMENCEMENT
            MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                      (28.46%)    (23.24%)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)               (32.51)     (15.90)
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)                 (6.32)       1.32
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)                       --      (12.41)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)               --      (20.41)(b)
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 --      (22.62)(b)
UOHI1         High Income Fund/VA, Service Shares (5/02; 4/86)                        --       (3.97)(b)
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              --      (19.72)(b)
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                 --        3.35(b)
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                                    (19.82)      (8.56)
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(13)                                        --      (20.10)(b)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE1         Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)              --      (18.30)(b)
UVIS1         Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)             (31.32)     (28.80)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                         1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                      (28.46%)        --%         --%         (9.76%)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)               (32.51)         --          --           1.42
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)                 (6.32)       3.83          --           9.50
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)                   (23.69)      (1.72)         --           7.76
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)           (27.84)       1.19        8.99          10.41
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)             (23.18)       4.22       10.71           8.22
UOHI1         High Income Fund/VA, Service Shares (5/02; 4/86)                     (3.60)      (1.02)       5.56           8.05
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)          (17.40)         --          --          (1.98)
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)               5.88        3.43          --           4.92
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                                    (19.82)      (1.88)       7.37           9.22
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(13)                                    (18.51)       1.27          --           3.42
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
UPRE1         Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)          (23.00)         --          --          (2.40)
UVIS1         Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)             (31.32)      (5.16)         --          (1.10)

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

NOTES TO PERFORMANCE INFORMATION


 (1) (Commencement date of the subaccount; commencement date of the fund.)

 (2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

 (3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

 (4) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

 (5) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

 (6) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001 Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.


 (7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class's 2 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.


 (8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

 (9) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(12) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(13) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(14) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:           P = a hypothetical initial payment of $1,000
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the GMIB - MAV or GMIB - 6% Rising Floor and the mortality and expense risk fee.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:


(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

-   any declared dividends,

-   the value of any shares purchased with dividends paid during the period, and

-   any dividends declared for such shares.

It does not include:

-   the effect of any applicable withdrawal charge, or

-   any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT        INVESTING IN:                                         SIMPLE YIELD     COMPOUND YIELD
UCMG1             AXP(R) Variable Portfolio - Cash Management Fund         (0.20%)          (0.20%)
UCMG2             AXP(R) Variable Portfolio - Cash Management Fund         (0.29)           (0.29)
PCMG1             AXP(R) Variable Portfolio - Cash Management Fund         (0.46)           (0.46)
UCMG4             AXP(R) Variable Portfolio - Cash Management Fund         (0.55)           (0.55)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
                d = the maximum offering price per accumulation unit on the last day of the period

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT    INVESTING IN:                                                YIELD
PBND1         AXP(R) Variable Portfolio - Bond Fund                        5.15%
ESI           AXP(R) Variable Portfolio - Bond Fund                        5.20
SBND1         AXP(R) Variable Portfolio - Bond Fund                        5.23
UFIF1         AXP(R) Variable Portfolio - Federal Income Fund              2.96
UFIF2         AXP(R) Variable Portfolio - Federal Income Fund              2.98
UFIF3         AXP(R) Variable Portfolio - Federal Income Fund              2.97
UFIF4         AXP(R) Variable Portfolio - Federal Income Fund              2.94
WFDI5         AXP(R) Variable Portfolio - Federal Income Fund              2.94
SFDI1         AXP(R) Variable Portfolio - Federal Income Fund              3.00
WFDI2         AXP(R) Variable Portfolio - Federal Income Fund              2.97


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

    The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-   the annuity unit value on the valuation date; by

-   the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-   the net investment factor; and

-   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                           www.ambest.com
Fitch                                               www.fitchratings.com
Moody's                                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a registered Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001:
$22,055,827; and 2000: $32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts. We have not provided this information for some of the subaccounts because they are new and do not have any history.



YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $1.04          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  63          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UBND2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $1.04          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 215          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT PBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                        $1.11       $1.05       $1.01       $1.00
Accumulation unit value at end of period                                              $1.16       $1.11       $1.05       $1.01
Number of accumulation units outstanding at end of period (000 omitted)                 179          99          82          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%       1.25%

SUBACCOUNT UBND4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $1.04          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 309          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT ESI(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                        $1.47       $1.38       $1.33       $1.33
Accumulation unit value at end of period                                              $1.53       $1.47       $1.38       $1.33
Number of accumulation units outstanding at end of period (000 omitted)               7,272       8,923       9,498       8,127
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%       1.40%

SUBACCOUNT SBND1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                        $1.09       $1.03       $1.00          --
Accumulation unit value at end of period                                              $1.14       $1.09       $1.03          --
Number of accumulation units outstanding at end of period (000 omitted)                 894       1,363         688          --
Ratio of operating expense to average net assets                                       1.60%       1.60%       1.60%         --

SUBACCOUNT UCMG1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                        $1.06       $1.03       $1.00          --
Accumulation unit value at end of period                                              $1.06       $1.06       $1.03          --
Number of accumulation units outstanding at end of period (000 omitted)                 697         554          53          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --
Simple yield(19)                                                                      (0.20%)        --          --          --
Compound yield(19)                                                                    (0.20%)        --          --          --

SUBACCOUNT UCMG2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                        $1.01       $1.00       $1.00          --
Accumulation unit value at end of period                                              $1.01       $1.01       $1.00          --
Number of accumulation units outstanding at end of period (000 omitted)               2,933       2,828          --          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --
Simple yield(19)                                                                      (0.29%)        --          --          --
Compound yield(19)                                                                    (0.29%)        --          --          --

SUBACCOUNT PCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                        $1.08       $1.05       $1.01       $1.00
Accumulation unit value at end of period                                              $1.08       $1.08       $1.05       $1.01
Number of accumulation units outstanding at end of period (000 omitted)               2,516       2,250          --          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%       1.25%
Simple yield(19)                                                                      (0.46%)        --          --          --
Compound yield(19)                                                                    (0.46%)        --          --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UBND2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT PBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UBND4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT ESI(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                        $1.33       $1.24       $1.17       $1.00
Accumulation unit value at end of period                                              $1.33       $1.33       $1.24       $1.17
Number of accumulation units outstanding at end of period (000 omitted)               5,689       2,544       1,377         414
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.50%       1.50%

SUBACCOUNT SBND1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UCMG1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --
Simple yield(19)                                                                         --          --          --          --
Compound yield(19)                                                                       --          --          --          --

SUBACCOUNT UCMG2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --
Simple yield(19)                                                                         --          --          --          --
Compound yield(19)                                                                       --          --          --          --

SUBACCOUNT PCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --
Simple yield(19)                                                                         --          --          --          --
Compound yield(19)                                                                       --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                        $1.05       $1.03       $1.00          --
Accumulation unit value at end of period                                              $1.05       $1.05       $1.03          --
Number of accumulation units outstanding at end of period (000 omitted)               3,130       3,857         618          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --
Simple yield(19)                                                                      (0.55%)        --          --          --
Compound yield(19)                                                                    (0.55%)        --          --          --

SUBACCOUNT EMS(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                        $1.26       $1.24       $1.18       $1.15
Accumulation unit value at end of period                                              $1.26       $1.26       $1.24       $1.18
Number of accumulation units outstanding at end of period (000 omitted)               8,572       8,409       4,421         941
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%       1.40%

SUBACCOUNT SCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                        $1.05       $1.03       $1.00          --
Accumulation unit value at end of period                                              $1.04       $1.05       $1.03          --
Number of accumulation units outstanding at end of period (000 omitted)              12,876      11,399      11,511          --
Ratio of operating expense to average net assets                                       1.60%       1.60%       1.60%         --

SUBACCOUNT UDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  26          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UDEI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 187          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT PDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                        $1.01       $1.00       $1.02       $1.00
Accumulation unit value at end of period                                              $0.81       $1.01       $1.00       $1.02
Number of accumulation units outstanding at end of period (000 omitted)                 536         342         244          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%       1.25%

SUBACCOUNT UDEI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 309          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                        $1.09       $1.08       $1.00          --
Accumulation unit value at end of period                                              $0.87       $1.09       $1.08          --
Number of accumulation units outstanding at end of period (000 omitted)                 238         115           7          --
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%         --

SUBACCOUNT SDEI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                        $1.08       $1.07       $1.00          --
Accumulation unit value at end of period                                              $0.86       $1.08       $1.07          --
Number of accumulation units outstanding at end of period (000 omitted)                 179         367          52          --
Ratio of operating expense to average net assets                                       1.60%       1.60%       1.60%         --

SUBACCOUNT WDEI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                        $1.08       $1.08       $1.00          --
Accumulation unit value at end of period                                              $0.86       $1.08       $1.08          --
Number of accumulation units outstanding at end of period (000 omitted)                  36          34           3          --
Ratio of operating expense to average net assets                                       1.65%       1.65%       1.65%         --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --
Simple yield(19)                                                                         --          --          --          --
Compound yield(19)                                                                       --          --          --          --

SUBACCOUNT EMS(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                        $1.11       $1.07       $1.03       $1.00
Accumulation unit value at end of period                                              $1.15       $1.11       $1.07       $1.03
Number of accumulation units outstanding at end of period (000 omitted)                 749         231         241         132
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.50%       1.50%

SUBACCOUNT SCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UDEI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT PDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UDEI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT SDEI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WDEI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                        $1.11       $1.06       $1.00          --
Accumulation unit value at end of period                                              $1.17       $1.11       $1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                 645          30          --          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT UFIF2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                        $1.10       $1.05       $1.00          --
Accumulation unit value at end of period                                              $1.16       $1.10       $1.05          --
Number of accumulation units outstanding at end of period (000 omitted)               5,336       2,495          25          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT UFIF3(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                        $1.11       $1.06       $1.00          --
Accumulation unit value at end of period                                              $1.16       $1.11       $1.06          --
Number of accumulation units outstanding at end of period (000 omitted)               1,729         799          15          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

SUBACCOUNT UFIF4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                        $1.11       $1.06       $1.00          --
Accumulation unit value at end of period                                              $1.16       $1.11       $1.06          --
Number of accumulation units outstanding at end of period (000 omitted)               5,451       1,321          34          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT WFDI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                        $1.11       $1.06       $1.00          --
Accumulation unit value at end of period                                              $1.16       $1.11       $1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                 248         117          39          --
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%         --

SUBACCOUNT SFDI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                        $1.11       $1.06       $1.00          --
Accumulation unit value at end of period                                              $1.16       $1.11       $1.06          --
Number of accumulation units outstanding at end of period (000 omitted)                 397         424          24          --
Ratio of operating expense to average net assets                                       1.60%       1.60%       1.60%         --

SUBACCOUNT WFDI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                        $1.10       $1.05       $1.00          --
Accumulation unit value at end of period                                              $1.15       $1.10       $1.05          --
Number of accumulation units outstanding at end of period (000 omitted)               1,155         592         331          --
Ratio of operating expense to average net assets                                       1.65%       1.65%       1.65%         --

SUBACCOUNT UGRO1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UGRO2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   9          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UGRO3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFIF2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFIF3(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFIF4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WFDI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT SFDI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WFDI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UGRO1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UGRO2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UGRO3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRO4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT EVG(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                        $0.50       $0.74       $1.00          --
Accumulation unit value at end of period                                              $0.37       $0.50       $0.74          --
Number of accumulation units outstanding at end of period (000 omitted)                 270         228         200          --
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%         --

SUBACCOUNT SGRO1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                        $0.52       $0.77       $1.00          --
Accumulation unit value at end of period                                              $0.38       $0.52       $0.77          --
Number of accumulation units outstanding at end of period (000 omitted)                 476         546         554          --
Ratio of operating expense to average net assets                                       1.60%       1.60%       1.60%         --

SUBACCOUNT UNDM1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                        $0.76       $0.92       $1.00          --
Accumulation unit value at end of period                                              $0.59       $0.76       $0.92          --
Number of accumulation units outstanding at end of period (000 omitted)                  95          20          --          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT UNDM2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                        $0.76       $0.92       $1.00          --
Accumulation unit value at end of period                                              $0.59       $0.76       $0.92          --
Number of accumulation units outstanding at end of period (000 omitted)                 704          81          --          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT PNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                        $0.85       $1.03       $1.15       $1.00
Accumulation unit value at end of period                                              $0.66       $0.85       $1.03       $1.15
Number of accumulation units outstanding at end of period (000 omitted)               4,063       3,478       1,937          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%       1.25%

SUBACCOUNT UNDM4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                        $0.75       $0.92       $1.00          --
Accumulation unit value at end of period                                              $0.58       $0.75       $0.92          --
Number of accumulation units outstanding at end of period (000 omitted)                 683         193          32          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT EGD(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                        $1.27       $1.54       $1.72       $1.32
Accumulation unit value at end of period                                              $0.98       $1.27       $1.54       $1.72
Number of accumulation units outstanding at end of period (000 omitted)               3,938       4,237       3,717       2,141
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%       1.40%

SUBACCOUNT SNDM1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                        $0.74       $0.90       $1.00          --
Accumulation unit value at end of period                                              $0.57       $0.74       $0.90          --
Number of accumulation units outstanding at end of period (000 omitted)               2,097       2,896       2,468          --
Ratio of operating expense to average net assets                                       1.60%       1.60%       1.60%         --

SUBACCOUNT WNDM2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                        $0.70       $0.86       $1.00          --
Accumulation unit value at end of period                                              $0.54       $0.70       $0.86          --
Number of accumulation units outstanding at end of period (000 omitted)                 363         701         483          --
Ratio of operating expense to average net assets                                       1.65%       1.65%       1.65%         --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRO4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT EVG(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT SGRO1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UNDM1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UNDM2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT PNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UNDM4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT  EGD(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                        $1.05       $1.00          --          --
Accumulation unit value at end of period                                              $1.32       $1.05          --          --
Number of accumulation units outstanding at end of period (000 omitted)               1,108          69          --          --
Ratio of operating expense to average net assets                                       1.40%       1.40%         --          --

SUBACCOUNT SNDM1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WNDM2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USVA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  21          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT USVA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  67          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT WSVA6(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  28          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

SUBACCOUNT USVA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  45          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WSVA5(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  35          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WSVA8(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.96          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   3          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT WSVA2(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.65%         --          --          --

SUBACCOUNT USPF1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                        $0.80       $0.92       $1.00          --
Accumulation unit value at end of period                                              $0.61       $0.80       $0.92          --
Number of accumulation units outstanding at end of period (000 omitted)                 360         112           7          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT USPF2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                        $0.80       $0.92       $1.00          --
Accumulation unit value at end of period                                              $0.61       $0.80       $0.92          --
Number of accumulation units outstanding at end of period (000 omitted)               3,995       1,567           2          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT USPF3(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                        $0.80       $0.92       $1.00          --
Accumulation unit value at end of period                                              $0.61       $0.80       $0.92          --
Number of accumulation units outstanding at end of period (000 omitted)               2,290         817          34          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USVA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USVA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSVA6(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USVA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSVA5(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSVA8(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSVA2(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USPF1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USPF2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USPF3(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                        $0.80       $0.92       $1.00          --
Accumulation unit value at end of period                                              $0.61       $0.80       $0.92          --
Number of accumulation units outstanding at end of period (000 omitted)               4,960       1,756         110          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT UABA1(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.76          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 113          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UABA2(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.76          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 711          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UABA3(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.76          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  90          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

SUBACCOUNT UABA4(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.76          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 517          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WABA5(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.95          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  11          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WABA8(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.95          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT UAAD1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  30          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UAAD2(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UAAD3(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  28          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UABA1(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UABA2(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UABA3(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UABA4(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WABA5(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WABA8(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UAAD1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UAAD2(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UAAD3(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAAD4(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  18          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WAAD5(11) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.94          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WAAD8(11) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.94          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT UAVA1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   3          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UAVA2(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  30          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UAVA3(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

SUBACCOUNT UAVA4(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   1          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WAVA5(12) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.74          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WAVA8(12) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.74          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT UGIP1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.97       $0.97       $1.00          --
Accumulation unit value at end of period                                              $0.74       $0.97       $0.97          --
Number of accumulation units outstanding at end of period (000 omitted)               1,341         640          31          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAAD4(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WAAD5(11) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WAAD8(11) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UAVA1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UAVA2(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UAVA3(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UAVA4(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WAVA5(12) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WAVA8(12) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UGIP1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted                   --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.96       $0.97       $1.00          --
Accumulation unit value at end of period                                              $0.74       $0.96       $0.97          --
Number of accumulation units outstanding at end of period (000 omitted)               8,241       3,601          65          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT UGIP3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.96       $0.97       $1.00          --
Accumulation unit value at end of period                                              $0.74       $0.96       $0.97          --
Number of accumulation units outstanding at end of period (000 omitted)               3,898       2,152         213          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

SUBACCOUNT UGIP4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.96       $0.97       $1.00          --
Accumulation unit value at end of period                                              $0.74       $0.96       $0.97          --
Number of accumulation units outstanding at end of period (000 omitted)              10,906       4,722         292          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT WGIP5(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.95          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   2          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WGIP8(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.95          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   1          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT UPRG1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.65       $0.80       $1.00          --
Accumulation unit value at end of period                                              $0.45       $0.65       $0.80          --
Number of accumulation units outstanding at end of period (000 omitted)               1,003         741          47          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT UPRG2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.65       $0.80       $1.00          --
Accumulation unit value at end of period                                              $0.45       $0.65       $0.80          --
Number of accumulation units outstanding at end of period (000 omitted)               4,459       3,531         438          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT UPRG3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.65       $0.80       $1.00          --
Accumulation unit value at end of period                                              $0.45       $0.65       $0.80          --
Number of accumulation units outstanding at end of period (000 omitted)               2,042       1,944         426          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

SUBACCOUNT UPRG4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.65       $0.80       $1.00          --
Accumulation unit value at end of period                                              $0.44       $0.65       $0.80          --
Number of accumulation units outstanding at end of period (000 omitted)               7,706       5,808         700          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT EPP(13) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.79       $0.96       $1.17       $1.00
Accumulation unit value at end of period                                              $0.54       $0.79       $0.96       $1.17
Number of accumulation units outstanding at end of period (000 omitted)               2,312       2,574       3,368          56
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%       1.40%

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UGIP3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UGIP4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WGIP5(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WGIP8(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UPRG1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UPRG2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UPRG3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UPRG4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT EPP(13) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPGR1(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.70       $0.86       $1.00          --
Accumulation unit value at end of period                                              $0.48       $0.70       $0.86          --
Number of accumulation units outstanding at end of period (000 omitted)               4,631       7,466       9,298          --
Ratio of operating expense to average net assets                                       1.60%       1.60%       1.60%         --

SUBACCOUNT UTEC1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.51       $0.69       $1.00          --
Accumulation unit value at end of period                                              $0.30       $0.51       $0.69          --
Number of accumulation units outstanding at end of period (000 omitted)                 372         364          44          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT UTEC2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.51       $0.69       $1.00          --
Accumulation unit value at end of period                                              $0.29       $0.51       $0.69          --
Number of accumulation units outstanding at end of period (000 omitted)               1,530       1,387         216          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT UTEC3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.51       $0.69       $1.00          --
Accumulation unit value at end of period                                              $0.29       $0.51       $0.69          --
Number of accumulation units outstanding at end of period (000 omitted)                 684         793         277          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

SUBACCOUNT UTEC4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.51       $0.69       $1.00          --
Accumulation unit value at end of period                                              $0.29       $0.51       $0.69          --
Number of accumulation units outstanding at end of period (000 omitted)               2,423       2,237         456          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT ETC(13) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.79       $1.08       $1.40       $1.00
Accumulation unit value at end of period                                              $0.46       $0.79       $1.08       $1.40
Number of accumulation units outstanding at end of period (000 omitted)               1,387       1,958       2,278         105
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%       1.40%

SUBACCOUNT STEC1(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $0.51       $0.70       $1.00          --
Accumulation unit value at end of period                                              $0.29       $0.51       $0.70          --
Number of accumulation units outstanding at end of period (000 omitted)               3,655       6,380       9,543          --
Ratio of operating expense to average net assets                                       1.60%       1.60%       1.60%         --

SUBACCOUNT UAGR1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.91          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   9          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UAGR2(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.91          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  41          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UAGR3(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.91          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   1          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPGR1(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UTEC1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UTEC2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UTEC3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UTEC4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT ETC(13) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT STEC1(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UAGR1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UAGR2(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UAGR3(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAGR4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL  RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.91          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  71          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT UFCO1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.86          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 209          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UFCO2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.86          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 740          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UFCO3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.86          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 115          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

SUBACCOUNT UFCO4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.86          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 395          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WFCO5(11) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.97          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   8          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WFCO8(11) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.97          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT UFGR1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  18          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UFGR2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 108          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UFGR3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  31          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAGR4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFCO1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFCO2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFCO3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFCO4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WFCO5(11) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WFCO8(11) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFGR1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFGR2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFGR3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFGR4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 108          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WFGR5(12) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.73          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  14          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WFGR8(12) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.73          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT UFMC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.85          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  94          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UFMC2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.85          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 773          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT WMDC6(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.06       $1.00          --          --
Accumulation unit value at end of period                                              $0.95       $1.06          --          --
Number of accumulation units outstanding at end of period (000 omitted)               1,445         522          --          --
Ratio of operating expense to average net assets                                       1.25%       1.25%         --          --

SUBACCOUNT UFMC4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.85          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 503          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WMDC5(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.06       $1.00          --          --
Accumulation unit value at end of period                                              $0.94       $1.06          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 250          94          --          --
Ratio of operating expense to average net assets                                       1.40%       1.40%         --          --

SUBACCOUNT WMDC8(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.89          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  27          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT WMDC2(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.06       $1.00          --          --
Accumulation unit value at end of period                                              $0.94       $1.06          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  42           8          --          --
Ratio of operating expense to average net assets                                       1.65%       1.65%         --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFGR4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WFGR5(12) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WFGR8(12) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFMC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFMC2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WMDC6(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFMC4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WMDC5(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WMDC8(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WMDC2(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFOV1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  23          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UFOV2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  20          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UFOV3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  15          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

SUBACCOUNT UFOV4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   4          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT URES1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.93          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  14          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT URES2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.93          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  35          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT WRES6(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.42       $1.34       $1.00          --
Accumulation unit value at end of period                                              $1.43       $1.42       $1.34          --
Number of accumulation units outstanding at end of period (000 omitted)               1,015         488         144          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

SUBACCOUNT URES4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.93          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   8          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT ERE(13) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.33       $1.25       $0.97       $1.00
Accumulation unit value at end of period                                              $1.34       $1.33       $1.25       $0.97
Number of accumulation units outstanding at end of period (000 omitted)                 542         325         202           1
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%       1.40%

SUBACCOUNT SRES1(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.40       $1.32       $1.00          --
Accumulation unit value at end of period                                              $1.41       $1.40       $1.32          --
Number of accumulation units outstanding at end of period (000 omitted)                 967         685         269          --
Ratio of operating expense to average net assets                                       1.60%       1.60%       1.60%         --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFOV1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFOV2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFOV3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UFOV4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT URES1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT URES2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WRES6(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT URES4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT ERE(13) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT SRES1(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.25       $1.18       $1.00          --
Accumulation unit value at end of period                                              $1.26       $1.25       $1.18          --
Number of accumulation units outstanding at end of period (000 omitted)                  58          11           2          --
Ratio of operating expense to average net assets                                       1.65%       1.65%       1.65%         --

SUBACCOUNT USMC1(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $0.75       $0.90       $1.00          --
Accumulation unit value at end of period                                              $0.53       $0.75       $0.90          --
Number of accumulation units outstanding at end of period (000 omitted)                 656         312          52          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT USMC2(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $0.75       $0.90       $1.00          --
Accumulation unit value at end of period                                              $0.53       $0.75       $0.90          --
Number of accumulation units outstanding at end of period (000 omitted)               4,074       2,165         202          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT PSMC1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.01       $1.21       $1.43       $1.00
Accumulation unit value at end of period                                              $0.71       $1.01       $1.21       $1.43
Number of accumulation units outstanding at end of period (000 omitted)               4,574       2,844         855          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%       1.25%

SUBACCOUNT USMC4(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $0.75       $0.90       $1.00          --
Accumulation unit value at end of period                                              $0.53       $0.75       $0.90          --
Number of accumulation units outstanding at end of period (000 omitted)               4,909       4,683         349          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT WSMC5(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $0.51       $0.61       $1.00          --
Accumulation unit value at end of period                                              $0.36       $0.51       $0.61          --
Number of accumulation units outstanding at end of period (000 omitted)                 967         723         260          --
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%         --

SUBACCOUNT WSMC8(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.75          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT WSMC2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $0.50       $0.60       $1.00          --
Accumulation unit value at end of period                                              $0.35       $0.50       $0.60          --
Number of accumulation units outstanding at end of period (000 omitted)                 331         348         258          --
Ratio of operating expense to average net assets                                       1.65%       1.65%       1.65%         --

SUBACCOUNT UVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.80          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  24          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UVAS2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.80          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 127          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USMC1(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USMC2(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT PSMC1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USMC4(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSMC5(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSMC8(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSMC2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UVAS2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAS1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.45       $1.29       $1.04       $1.00
Accumulation unit value at end of period                                              $1.30       $1.45       $1.29       $1.04
Number of accumulation units outstanding at end of period (000 omitted)                  47           2          --          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%       1.25%

SUBACCOUNT UVAS4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.80          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  61          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WVAS5(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.88          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  55          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WVAS8(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.88          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT WVAS2(9) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   4          --          --          --
Ratio of operating expense to average net assets                                       1.65%         --          --          --

SUBACCOUNT UMSS1(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.16       $1.09       $1.00          --
Accumulation unit value at end of period                                              $1.01       $1.16       $1.09          --
Number of accumulation units outstanding at end of period (000 omitted)                 753          61          21          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT UMSS2(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.16       $1.09       $1.00          --
Accumulation unit value at end of period                                              $1.01       $1.16       $1.09          --
Number of accumulation units outstanding at end of period (000 omitted)               5,681       1,321           7          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT PMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.22       $1.16       $1.03       $1.00
Accumulation unit value at end of period                                              $1.06       $1.22       $1.16       $1.03
Number of accumulation units outstanding at end of period (000 omitted)               2,393         252          --          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%       1.25%

SUBACCOUNT UMSS4(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.15       $1.09       $1.00          --
Accumulation unit value at end of period                                              $1.00       $1.15       $1.09          --
Number of accumulation units outstanding at end of period (000 omitted)               6,327       1,374          15          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT EMU(13) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.23       $1.17       $1.05       $1.00
Accumulation unit value at end of period                                              $1.07       $1.23       $1.17       $1.05
Number of accumulation units outstanding at end of period (000 omitted)                 966         546         170          31
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%       1.40%

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAS1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UVAS4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WVAS5(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WVAS8(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WVAS2(9) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UMSS1(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UMSS2(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT PMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UMSS4(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT EMU(13) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.25       $1.19       $1.00          --
Accumulation unit value at end of period                                              $1.09       $1.25       $1.19          --
Number of accumulation units outstanding at end of period (000 omitted)                 690         473          79          --
Ratio of operating expense to average net assets                                       1.60%       1.60%       1.60%         --

SUBACCOUNT WMSS2(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.17       $1.11       $1.00          --
Accumulation unit value at end of period                                              $1.02       $1.17       $1.11          --
Number of accumulation units outstanding at end of period (000 omitted)                 123          41           3          --
Ratio of operating expense to average net assets                                       1.65%       1.65%       1.65%         --

SUBACCOUNT UINT1(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $0.85       $1.02       $1.00          --
Accumulation unit value at end of period                                              $0.68       $0.85       $1.02          --
Number of accumulation units outstanding at end of period (000 omitted)                 513         324          22          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT UINT2(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $0.85       $1.02       $1.00          --
Accumulation unit value at end of period                                              $0.68       $0.85       $1.02          --
Number of accumulation units outstanding at end of period (000 omitted)               2,059         887          --          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT UINT3(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $0.84       $1.02       $1.00          --
Accumulation unit value at end of period                                              $0.68       $0.84       $1.02          --
Number of accumulation units outstanding at end of period (000 omitted)                 866         514          52          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

SUBACCOUNT UINT4(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $0.84       $1.02       $1.00          --
Accumulation unit value at end of period                                              $0.68       $0.84       $1.02          --
Number of accumulation units outstanding at end of period (000 omitted)               2,373       1,576          53          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT WINT5(12),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.84          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 286          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WINT8(12),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.84          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 330          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT UGRS1(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $0.71       $0.95       $1.00          --
Accumulation unit value at end of period                                              $0.50       $0.71       $0.95          --
Number of accumulation units outstanding at end of period (000 omitted)                 421         326           3          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT UGRS2(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $0.70       $0.95       $1.00          --
Accumulation unit value at end of period                                              $0.50       $0.70       $0.95          --
Number of accumulation units outstanding at end of period (000 omitted)               3,137       2,288          71          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WMSS2(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UINT1(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UINT2(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UINT3(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UINT4(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WINT5(12),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON  FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WINT8(12),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UGRS1(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UGRS2(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS3(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $0.70       $0.95       $1.00          --
Accumulation unit value at end of period                                              $0.50       $0.70       $0.95          --
Number of accumulation units outstanding at end of period (000 omitted)                 875         662          75          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

SUBACCOUNT UGRS4(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $0.70       $0.95       $1.00          --
Accumulation unit value at end of period                                              $0.50       $0.70       $0.95          --
Number of accumulation units outstanding at end of period (000 omitted)               2,832       1,928         187          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT UNDS1(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $0.95       $1.01       $1.00          --
Accumulation unit value at end of period                                              $0.64       $0.95       $1.01          --
Number of accumulation units outstanding at end of period (000 omitted)                 165         115          27          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT UNDS2(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $0.95       $1.01       $1.00          --
Accumulation unit value at end of period                                              $0.64       $0.95       $1.01          --
Number of accumulation units outstanding at end of period (000 omitted)                 569         317           7          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT PSND1(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $0.87       $0.93       $1.00          --
Accumulation unit value at end of period                                              $0.58       $0.87       $0.93          --
Number of accumulation units outstanding at end of period (000 omitted)                 441         293          35          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

SUBACCOUNT UNDS4(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $0.94       $1.01       $1.00          --
Accumulation unit value at end of period                                              $0.63       $0.94       $1.01          --
Number of accumulation units outstanding at end of period (000 omitted)                 832         454          76          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT WSND5(12) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.73          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  20          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WSND8(12) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.73          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT UTRS1(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.10       $1.12       $1.00          --
Accumulation unit value at end of period                                              $1.04       $1.10       $1.12          --
Number of accumulation units outstanding at end of period (000 omitted)               1,585         792          45          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT UTRS2(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.10       $1.12       $1.00          --
Accumulation unit value at end of period                                              $1.03       $1.10       $1.12          --
Number of accumulation units outstanding at end of period (000 omitted)               7,687       3,440          86          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS3(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UGRS4(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UNDS1(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UNDS2(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT PSND1(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UNDS4(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSND5(12) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES -SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSND8(12) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UTRS1(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UTRS2(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSTR1(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.05       $1.06       $1.00          --
Accumulation unit value at end of period                                              $0.98       $1.05       $1.06          --
Number of accumulation units outstanding at end of period (000 omitted)               3,949       1,861          23          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

SUBACCOUNT UTRS4(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.10       $1.11       $1.00          --
Accumulation unit value at end of period                                              $1.03       $1.10       $1.11          --
Number of accumulation units outstanding at end of period (000 omitted)               8,646       3,493         141          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT WSTR5(12) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.93          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  11          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WSTR8(12) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.93          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   6          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT USUT1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.87          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT USUT2(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.87          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  23          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT PSUT1(16) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $0.75       $1.01       $1.00          --
Accumulation unit value at end of period                                              $0.57       $0.75       $1.01          --
Number of accumulation units outstanding at end of period (000 omitted)                 209         126           7          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

SUBACCOUNT USUT4(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.87          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   5          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WSUT5(12) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.85          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   6          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WSUT8(12) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.85          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSTR1(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UTRS4(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSTR5(12) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSTR8(12) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USUT1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USUT2(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT PSUT1(16) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USUT4(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSUT5(12) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSUT8(12) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOCA1(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   9          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UOCA2(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 141          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UOCA3(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  39          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

SUBACCOUNT UOCA4(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.78          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 163          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WOCA5(11) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.97          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WOCA8(11) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.97          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT UOGS1(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.77          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  25          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UOGS2(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.77          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 123          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT WOGS6(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.77          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 190          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

SUBACCOUNT UOGS4(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.77          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  56          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOCA1(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOCA2(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOCA3(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOCA4(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WOCA5(11) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WOCA8(11) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOGS1(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOGS2(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WOGS6(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOGS4(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOGS5(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.77          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  12          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WOGS8(11) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.93          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   9          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT WOGS2(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.77          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.65%         --          --          --

SUBACCOUNT UOHI1(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.96          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  18          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UOHI2(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.96          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 136          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UOHI3(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.96          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   4          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

SUBACCOUNT UOHI4(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.96          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  76          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT UOSM1(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  33          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UOSM2(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 199          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UOSM3(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  65          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WOGS5(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WOGS8(11) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WOGS2(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOHI1(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOHI2(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOHI3(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOHI4(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOSM1(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOSM2(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UOSM3(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOSM4(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  87          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WOSM5(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.95          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   4          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WOSM8(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.95          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  13          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT USTB1(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $1.04          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  38          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT USTB2(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $1.04          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 161          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT WSTB6(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $1.03          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 212          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

SUBACCOUNT USTB4(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $1.03          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 148          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT WSTB5(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $1.03          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  10          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WSTB8(11) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $1.04          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT WSTB2(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $1.03          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.65%         --          --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOSM4(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WOSM5(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WOSM8(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USTB1(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USTB2(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSTB6(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT USTB4(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSTB5(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSTB8(11) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WSTB2(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN1(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.99       $1.07       $1.00          --
Accumulation unit value at end of period                                              $0.79       $0.99       $1.07          --
Number of accumulation units outstanding at end of period (000 omitted)                 379         287          --          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

SUBACCOUNT UGIN2(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.99       $1.07       $1.00          --
Accumulation unit value at end of period                                              $0.79       $0.99       $1.07          --
Number of accumulation units outstanding at end of period (000 omitted)               1,991       1,166          31          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT PGIN1(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.95       $1.03       $0.97       $1.00
Accumulation unit value at end of period                                              $0.76       $0.95       $1.03       $0.97
Number of accumulation units outstanding at end of period (000 omitted)               1,583         963         146          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%       1.25%

SUBACCOUNT UGIN4(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.98       $1.07       $1.00          --
Accumulation unit value at end of period                                              $0.79       $0.98       $1.07          --
Number of accumulation units outstanding at end of period (000 omitted)               1,879       1,109          17          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT EPG(17) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.16       $1.26       $1.18       $1.18
Accumulation unit value at end of period                                              $0.93       $1.16       $1.26       $1.18
Number of accumulation units outstanding at end of period (000 omitted)               5,706       6,280       6,616       4,302
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%       1.40%

SUBACCOUNT WGIN8(12) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT UIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.80          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  33          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UIGR2(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.80          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 436          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT PIGR1(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.90       $1.15       $1.29       $1.00
Accumulation unit value at end of period                                              $0.73       $0.90       $1.15       $1.29
Number of accumulation units outstanding at end of period (000 omitted)               4,994       4,731       2,474          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%       1.25%

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN1(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UGIN2(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT PGIN1(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UGIN4(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT EPG(17) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $1.18          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 239          --          --          --
Ratio of operating expense to average net assets                                       1.40%         --          --          --

SUBACCOUNT WGIN8(12) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UIGR2(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT PIGR1(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UIGR4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.79          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 544          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT EPL(13) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.93       $1.19       $1.33       $1.00
Accumulation unit value at end of period                                              $0.76       $0.93       $1.19       $1.33
Number of accumulation units outstanding at end of period (000 omitted)               1,856       1,775       2,192         347
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%       1.40%

SUBACCOUNT WIGR8(12) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.85          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   7          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT WIGR2(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.59       $0.75       $1.00          --
Accumulation unit value at end of period                                              $0.47       $0.59       $0.75          --
Number of accumulation units outstanding at end of period (000 omitted)                 666         730         499          --
Ratio of operating expense to average net assets                                       1.65%       1.65%       1.65%         --

SUBACCOUNT UPRE1(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   1          --          --          --
Ratio of operating expense to average net assets                                       1.00%         --          --          --

SUBACCOUNT UPRE2(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  57          --          --          --
Ratio of operating expense to average net assets                                       1.10%         --          --          --

SUBACCOUNT UPRE3(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.25%         --          --          --

SUBACCOUNT UPRE4(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.81          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   7          --          --          --
Ratio of operating expense to average net assets                                       1.35%         --          --          --

SUBACCOUNT UVIS1(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.60       $0.92       $1.00          --
Accumulation unit value at end of period                                              $0.42       $0.60       $0.92          --
Number of accumulation units outstanding at end of period (000 omitted)                 163         265          35          --
Ratio of operating expense to average net assets                                       1.00%       1.00%       1.00%         --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UIGR4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT EPL(13) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WIGR8(12) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WIGR2(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UPRE1(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UPRE2(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UPRE3(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UPRE4(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UVIS1(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                    2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS2(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.60       $0.92       $1.00          --
Accumulation unit value at end of period                                              $0.41       $0.60       $0.92          --
Number of accumulation units outstanding at end of period (000 omitted)               2,476       2,325         216          --
Ratio of operating expense to average net assets                                       1.10%       1.10%       1.10%         --

SUBACCOUNT UVIS3(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.60       $0.92       $1.00          --
Accumulation unit value at end of period                                              $0.41       $0.60       $0.92          --
Number of accumulation units outstanding at end of period (000 omitted)               1,020       1,024         152          --
Ratio of operating expense to average net assets                                       1.25%       1.25%       1.25%         --

SUBACCOUNT UVIS4(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.60       $0.92       $1.00          --
Accumulation unit value at end of period                                              $0.41       $0.60       $0.92          --
Number of accumulation units outstanding at end of period (000 omitted)               3,391       7,086         487          --
Ratio of operating expense to average net assets                                       1.35%       1.35%       1.35%         --

SUBACCOUNT EPT(18) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.92       $1.40       $1.48       $1.00
Accumulation unit value at end of period                                              $0.63       $0.92       $1.40       $1.48
Number of accumulation units outstanding at end of period (000 omitted)                 888         782         403           1
Ratio of operating expense to average net assets                                       1.40%       1.40%       1.40%       1.40%

SUBACCOUNT WVIS8(12) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $1.00          --          --          --
Accumulation unit value at end of period                                              $0.74          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       1.60%         --          --          --

SUBACCOUNT WVIS2(6) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                        $0.73       $1.00          --          --
Accumulation unit value at end of period                                              $0.33       $0.73          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 608         384          --          --
Ratio of operating expense to average net assets                                       1.65%       1.65%         --          --

YEAR ENDED DEC. 31,                                                                    1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS2(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UVIS3(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT UVIS4(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT EPT(18) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WVIS8(12) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --

SUBACCOUNT WVIS2(6) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                           --          --          --          --
Accumulation unit value at end of period                                                 --          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                         --          --          --          --


 (1)  Operations commenced on May 21, 2002.

 (2)  Operations commenced on Nov. 9, 1999.

 (3)  Operations commenced on Feb. 21, 1995.

 (4)  Operations commenced on Feb. 11, 2000.

 (5)  Operations commenced on May 30, 2000.

 (6)  Operations commenced on March 3, 2000.

 (7)  Operations commenced on May 2, 2000.

 (8)  Operations commenced on Oct. 29, 1997.

 (9)  Operations commenced on May 1, 2002.

(10)  Operations commenced on July 31, 2002.

(11)  Operations commenced on Aug. 30, 2002.

(12)  Operations commenced on March 1, 2002.

(13)  Operations commenced on Sept. 22, 1999.


(14) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


(15)  Operations commenced on May 1, 2001.

(16)  Operations commenced on Oct. 23, 2000.

(17)  Operations commenced on Oct. 5, 1998.


(18)  Operations commenced on Aug. 26, 1999.

(19) Net of annual contract administrative charge and mortality and expense risk fee.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account
- American Express Innovations(SM) Variable Annuity (comprised of subaccounts UBND1, UBND2, PBND1, UBND4, ESI, SBND1, UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG1, UDEI1, UDEI2, PDEI1, UDEI4, WDEI5, SDEI1, WDEI2, UFIF1, UFIF2, UFIF3, UFIF4, WFDI5, SFDI1, WFDI2, UGRO1, UGRO2, UGRO3, UGRO4, EVG, SGRO1, UNDM1, UNDM2, PNDM1, UNDM4, EGD, SNDM1, WNDM2, USVA1, USVA2, WSVA6, USVA4, WSVA5, WSVA8, WSVA2, USPF1, USPF2, USPF3, USPF4, UABA1, UABA2, UABA3, UABA4, WABA5, WABA8, UAAD1, UAAD2, UAAD3, UAAD4, WAAD5, WAAD8, UAVA1, UAVA2, UAVA3, UAVA4, WAVA5, WAVA8, UGIP1, UGIP2, UGIP3, UGIP4, WGIP5, WGIP8, UPRG1, UPRG2, UPRG3, UPRG4, EPP, SPGR1, UTEC1, UTEC2, UTEC3, UTEC4, ETC, STEC1, UAGR1, UAGR2, UAGR3, UAGR4, UFCO1, UFCO2, UFCO3, UFCO4, WFCO5, WFCO8, UFGR1, UFGR2, UFGR3, UFGR4, WFGR5, WFGR8, UFMC1, UFMC2, WMDC6, UFMC4, WMDC5, WMDC8, WMDC2, UFOV1, UFOV2, UFOV3, UFOV4, URES1, URES2, WRES6, URES4, ERE, SRES1, WRES2, USMC1, USMC2, PSMC1, USMC4, WSMC5, WSMC8, WSMC2, UVAS1, UVAS2, PVAS1, UVAS4, WVAS5, WVAS8, WVAS2, UMSS1, UMSS2, PMSS1, UMSS4, EMU, SMSS1, WMSS2, UINT1, UINT2, UINT3, UINT4, WINT5, WINT8, UGRS1, UGRS2, UGRS3, UGRS4, UNDS1, UNDS2, PSND1, UNDS4, WSND5, WSND8, UTRS1, UTRS2, PSTR1, UTRS4, WSTR5, WSTR8, USUT1, USUT2, PSUT1, USUT4, WSUT5, WSUT8, UOCA1, UOCA2, UOCA3, UOCA4, WOCA5, WOCA8, UOGS1, UOGS2, WOGS6, UOGS4, WOGS5, WOGS8, WOGS2, UOHI1, UOHI2, UOHI3, UOHI4, UOSM1, UOSM2, UOSM3, UOSM4, WOSM5, WOSM8, USTB1, USTB2, WSTB6, USTB4, WSTB5, WSTB8, WSTB2, UGIN1, UGIN2, PGIN1, UGIN4, EPG, WGIN8, UIGR1, UIGR2, PIGR1, UIGR4, EPL, WIGR8, WIGR2, UPRE1, UPRE2, UPRE3, UPRE4, UVIS1, UVIS2, UVIS3, UVIS4, EPT, WVIS8 and WVIS2) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations(SM) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & YoungLLP


Minneapolis, Minnesota

March 21, 2003


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                              UBND1          UBND2          PBND1         UBND4           ESI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     64,826   $    220,258   $    204,142   $    315,160   $ 11,517,026
                                                           ------------------------------------------------------------------------
    at market value                                        $     65,690   $    223,134   $    207,119   $    318,929   $ 11,099,579
Dividends receivable                                                266            821            856          1,254         48,837
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            153             --            830             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     65,956        224,108        207,975        321,013     11,148,416
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   47            161            193            309         12,542
    Issue and administrative expense charge                           8             25             26             39          1,505
    Contract terminations                                            --             --             --             --          2,945
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    55            186            219            348         16,992
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        65,901        223,922        207,756        320,665     11,117,524
Net assets applicable to contracts in payment period                 --             --             --             --         13,900
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     65,901   $    223,922   $    207,756   $    320,665   $ 11,131,424
===================================================================================================================================
Accumulation units outstanding                                   63,297        215,197        178,782        308,611      7,272,250
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.04   $       1.16   $       1.04   $       1.53
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SBND1          UCMG1          UCMG2          PCMG1         UCMG4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,003,878   $    737,442   $  2,965,452   $  2,707,514   $  3,315,670
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,014,347   $    737,435   $  2,965,415   $  2,707,497   $  3,315,658
Dividends receivable                                              5,123            521          2,267          1,753          2,531
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            819             --            674             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,019,470        738,775      2,967,682      2,709,924      3,318,189
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,540            510          2,478          2,227          3,492
    Issue and administrative expense charge                         159             90            391            304            437
    Contract terminations                                         2,118             --             --             --         30,519
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,817            600          2,869          2,531         34,448
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,015,653        738,175      2,964,813      2,707,393      3,283,741
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,015,653   $    738,175   $  2,964,813   $  2,707,393   $  3,283,741
===================================================================================================================================
Accumulation units outstanding                                  894,148        697,432      2,932,646      2,516,248      3,129,964
===================================================================================================================================
Net asset value per accumulation unit                      $       1.14   $       1.06   $       1.01   $       1.08   $       1.05
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   EMS          SCMG1          UDEI1           UDEI2         PDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 10,774,913   $ 13,416,429   $     20,069   $    140,811   $    509,076
                                                           ------------------------------------------------------------------------
    at market value                                        $ 10,774,903   $ 13,416,402   $     20,381   $    146,257   $    432,514
Dividends receivable                                              7,328         10,759             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 35,164         44,561             --            202             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 10,817,395     13,471,722         20,381        146,459        432,514
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               10,388         17,928             14            103            417
    Issue and administrative expense charge                       1,246          1,855              2             16             57
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                11,634         19,783             16            119            474
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    10,805,747     13,451,939         20,365        146,340        432,040
Net assets applicable to contracts in payment period                 14             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 10,805,761   $ 13,451,939   $     20,365   $    146,340   $    432,040
===================================================================================================================================
Accumulation units outstanding                                8,571,906     12,876,367         25,989        186,834        536,180
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       1.04   $       0.78   $       0.78   $       0.81
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UDEI4          WDEI5          SDEI1         WDEI2          UFIF1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    233,081   $    230,497   $    247,938   $     36,373   $    745,740
                                                           ------------------------------------------------------------------------
    at market value                                        $    241,196   $    199,769   $    211,731   $     30,953   $    750,137
Dividends receivable                                                 --             --             --             --          1,821
Accounts receivable from American
Enterprise Life

  for contract purchase payments                                    900          7,108             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    242,096        206,877        211,731         30,953        751,958
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  235            192            269             41            552
    Issue and administrative expense charge                          29             23             28              4             98
    Contract terminations                                            --             --         57,615             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   264            215         57,912             45            650
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       241,832        206,662        153,819         30,908        751,308
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    241,832   $    206,662   $    153,819   $     30,908   $    751,308
===================================================================================================================================
Accumulation units outstanding                                  309,286        237,913        178,949         35,832        644,887
===================================================================================================================================
Net asset value per accumulation unit                      $       0.78   $       0.87   $       0.86   $       0.86   $       1.17
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFIF2         UFIF3           UFIF4         WFDI5          SFDI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  6,066,389   $  1,976,871   $  6,249,561   $    284,135   $    522,421
                                                           ------------------------------------------------------------------------
    at market value                                        $  6,153,596   $  2,011,612   $  6,322,065   $    287,795   $    526,870
Dividends receivable                                             15,628          4,925         14,076            785          1,415
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            218          3,365             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  6,169,224      2,016,755      6,339,506        288,580        528,285
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                5,295          1,935          6,046            351            728
    Issue and administrative expense charge                         836            264            756             42             75
    Contract terminations                                            --             --             --            961         68,310
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,131          2,199          6,802          1,354         69,113
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     6,163,093      2,014,556      6,332,704        287,226        459,172
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  6,163,093   $  2,014,556   $  6,332,704   $    287,226   $    459,172
===================================================================================================================================
Accumulation units outstanding                                5,335,768      1,729,338      5,451,045        248,245        396,901
===================================================================================================================================
Net asset value per accumulation unit                      $       1.16   $       1.16   $       1.16   $       1.16   $       1.16
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WFDI2          UGRO1          UGRO2          UGRO3          UGRO4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,294,494   $         32   $      7,165   $         --   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,321,732   $         28   $      7,119   $         --   $         --
Dividends receivable                                              3,261             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,324,993             28          7,119             --             --
===================================================================================================================================
LIABILITIES Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,746             --              3             --             --
    Issue and administrative expense charge                         175             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,921             --              3             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,323,072             28          7,116             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,323,072   $         28   $      7,116   $         --   $         --
===================================================================================================================================
Accumulation units outstanding                                1,155,299             34          8,766             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.15   $       0.81   $       0.81   $         --   $         --
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EVG           SGRO1          UNDM1          UNDM2          PNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    179,215   $    402,044   $     61,129   $    443,015   $  3,852,324
                                                           ------------------------------------------------------------------------
    at market value                                        $     98,717   $    181,745   $     55,895   $    411,517   $  2,723,744
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --          1,079             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     98,717        181,745         55,895        412,596      2,723,744
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   99            228             39            316          2,570
    Issue and administrative expense charge                          12             23              7             50            351
    Contract terminations                                            --             --             --             --         25,003
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   111            251             46            366         27,924
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        98,606        181,494         55,849        412,230      2,665,088
Net assets applicable to contracts in payment period                 --             --             --             --         30,732
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     98,606   $    181,494   $     55,849   $    412,230   $  2,695,820
===================================================================================================================================
Accumulation units outstanding                                  269,697        476,463         95,358        704,303      4,062,591
===================================================================================================================================
Net asset value per accumulation unit                      $       0.37   $       0.38   $       0.59   $       0.59   $       0.66
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                UNDM4           EGD             SNDM1         WNDM2         USVA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    435,863   $  5,769,444   $  1,654,069   $    321,230   $     16,054
                                                           ------------------------------------------------------------------------
    at market value                                        $    390,974   $  3,838,918   $  1,192,371   $    197,030   $     16,186
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  5,614         10,329             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    396,588      3,849,247      1,192,371        197,030         16,186
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  367          4,192          1,635            259             12
    Issue and administrative expense charge                          46            503            169             26              2
    Contract terminations                                            --             --            140             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   413          4,695          1,944            285             14
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       396,175      3,844,552      1,190,427        196,745         16,172
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    396,175   $  3,844,552   $  1,190,427   $    196,745   $     16,172
===================================================================================================================================
Accumulation units outstanding                                  682,651      3,938,306      2,096,659        363,376         20,501
===================================================================================================================================
Net asset value per accumulation unit                      $       0.58   $       0.98   $       0.57   $       0.54   $       0.79
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USVA2          WSVA6          USVA4          WSVA5         WSVA8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     51,036   $     23,484   $     33,576   $     25,273   $      3,096
                                                           ------------------------------------------------------------------------
    at market value                                        $     52,504   $     21,811   $     34,764   $     24,365   $      3,069
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     40             --            533          2,987             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     52,544         21,811         35,297         27,352          3,069
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   41             21             31             25              5
    Issue and administrative expense charge                           6              3              4              3             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    47             24             35             28              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        52,497         21,787         35,262         27,324          3,064
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     52,497   $     21,787   $     35,262   $     27,324   $      3,064
===================================================================================================================================
Accumulation units outstanding                                   66,572         27,547         44,777         34,584          3,201
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.79   $       0.79   $       0.79   $       0.96
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSVA2          USPF1          USPF2          USPF3          USPF4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $    247,240   $  2,934,792   $  1,656,095   $  3,645,864
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $    221,224   $  2,445,712   $  1,403,895   $  3,025,331
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             47          3,104             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --        221,271      2,448,816      1,403,895      3,025,331
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            161          2,025          1,347          3,158
    Issue and administrative expense charge                          --             28            320            184            395
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            189          2,345          1,531          3,553
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        221,081      2,446,471      1,398,455      3,021,778
Net assets applicable to contracts in payment period                 --              1             --          3,909             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $    221,082   $  2,446,471   $  1,402,364   $  3,021,778
===================================================================================================================================
Accumulation units outstanding                                       --        359,562      3,995,152      2,289,816      4,960,170
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $       0.61   $       0.61   $       0.61   $       0.61
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UABA1          UABA2          UABA3          UABA4          WABA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     85,887   $    544,540   $     69,193   $    396,598   $     10,166
                                                           ------------------------------------------------------------------------
    at market value                                        $     85,567   $    539,159   $     67,915   $    391,134   $     10,215
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            193             --          6,079             --
Receivable from mutual funds and portfolios
  for share redemptions                                              70            458             66            344             11
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     85,637        539,810         67,981        397,557         10,226
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   59            396             58            306             10
    Issue and administrative expense charge                          11             62              8             38              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            193             --          6,079             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    70            651             66          6,423             11
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        85,567        539,159         67,915        391,134         10,215
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     85,567   $    539,159   $     67,915   $    391,134   $     10,215
===================================================================================================================================
Accumulation units outstanding                                  112,917        711,278         89,669        516,794         10,737
===================================================================================================================================
Net asset value per accumulation unit                      $       0.76   $       0.76   $       0.76   $       0.76   $       0.95
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WABA8          UAAD1          UAAD2          UAAD3          UAAD4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         17   $     23,343            $--   $     21,203   $     13,258
                                                           ------------------------------------------------------------------------
    at market value                                        $         17   $     22,768            $--   $     21,262   $     13,154
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             19             --              3              3
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         17         22,787             --         21,265         13,157
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             16             --              3              3
    Issue and administrative expense charge                          --              3             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             19             --              3              3
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            17         22,768             --         21,262         13,154
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         17   $     22,768            $--   $     21,262   $     13,154
===================================================================================================================================
Accumulation units outstanding                                       18         30,326             --         28,363         17,558
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.75            $--   $       0.75   $       0.75
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WAAD5          WAAD8          UAVA1          UAVA2          UAVA3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $         --   $      2,649   $     24,172   $         27
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $         --   $      2,507   $     23,153   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --              2             21              1
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --             --          2,509         23,174             23
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --              2             18             --
    Issue and administrative expense charge                          --             --             --              3             --
    Contract terminations                                            --             --             --             --              1
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --              2             21              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --          2,507         23,153             22
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $         --   $      2,507   $     23,153   $         22
===================================================================================================================================
Accumulation units outstanding                                       --             --          3,221         29,767             29
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $         --   $       0.78   $       0.78   $       0.78
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UAVA4          WAVA5          WAVA8          UGIP1          UGIP2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $        442   $         --   $         --   $  1,191,927   $  7,603,352
                                                           ------------------------------------------------------------------------
    at market value                                        $        416   $         --   $         --   $    996,251   $  6,104,915
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    141             --             --            105          2,566
Receivable from mutual funds and portfolios
  for share redemptions                                              --                            --             --      865 5,856
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        557             --             --        997,221      6,113,337
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             --             --            735          5,057
    Issue and administrative expense charge                          --             --             --            130            799
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         141             --             --            105          2,566
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   141             --             --            970          8,422
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           416             --             --        996,251      6,104,915
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $        416   $         --   $         --   $    996,251   $  6,104,915
===================================================================================================================================
Accumulation units outstanding                                      535             --             --      1,341,385      8,240,945
===================================================================================================================================
Net asset value per accumulation unit                      $       0.78   $         --   $         --   $       0.74   $       0.74
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UGIP3          UGIP4          WGIP5          WGIP8          UPRG1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,645,994   $ 10,110,368   $      2,083   $      1,107   $    620,949
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,880,686   $  8,027,175   $      2,120   $      1,076   $    449,521
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         13,625             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           3,239          9,424              3              2            395
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,883,925      8,050,224          2,123          1,078        449,916
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,850          8,377              3              2            336
    Issue and administrative expense charge                         389          1,047             --             --             59
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --         13,625             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,239         23,049              3              2            395
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,876,366      8,027,175          2,120          1,076        449,521
Net assets applicable to contracts in payment period              4,320             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,880,686   $  8,027,175   $      2,120   $      1,076   $    449,521
===================================================================================================================================
Accumulation units outstanding                                3,897,922     10,906,192          2,223          1,129      1,002,649
===================================================================================================================================
Net asset value per accumulation unit                      $       0.74   $       0.74   $       0.95   $       0.95   $       0.45
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UPRG2          UPRG3          UPRG4          EPP            SPGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,941,075   $  1,378,049   $  5,027,796   $  2,107,797   $  3,888,559
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,993,594   $    909,470   $  3,422,848   $  1,237,662   $  2,207,451
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             13             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,904          1,032          5,821          5,097         37,233
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,995,498        910,515      3,428,669      1,242,759      2,244,684
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,644            908          3,599          1,402          2,963
    Issue and administrative expense charge                         260            124            450            168            306
    Contract terminations                                            --             --          1,772          3,527         33,964
Payable to mutual funds and portfolios
  for investments purchased                                          --             13             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,904          1,045          5,821          5,097         37,233
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,993,594        909,470      3,422,848      1,237,662      2,207,451
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,993,594   $    909,470   $  3,422,848   $  1,237,662   $  2,207,451
===================================================================================================================================
Accumulation units outstanding                                4,458,868      2,042,048      7,705,539      2,311,533      4,630,805
===================================================================================================================================
Net asset value per accumulation unit                      $       0.45   $       0.45   $       0.44   $       0.54   $       0.48
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UTEC1          UTEC2          UTEC3          UTEC4          ETC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    202,926   $    813,936   $    411,542   $  1,340,754   $  1,821,739
                                                           ------------------------------------------------------------------------
    at market value                                        $    109,721   $    450,190   $    200,643   $    708,564   $    631,758
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             193            437            235          1,104            786
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    109,914        450,627        200,878        709,668        632,544
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   83            377            207            759            702
    Issue and administrative expense charge                          15             60             28             95             84
    Contract terminations                                            95             --             --            250             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   193            437            235          1,104            786
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       109,721        450,190        200,643        708,564        631,758
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    109,721   $    450,190   $    200,643   $    708,564   $    631,758
===================================================================================================================================
Accumulation units outstanding                                  371,846      1,529,719        684,451      2,423,326      1,387,024
===================================================================================================================================
Net asset value per accumulation unit                      $       0.30   $       0.29   $       0.29   $       0.29   $       0.46
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  STEC1          UAGR1          UAGR2          UAGR3         UAGR4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,104,736   $      8,301   $     36,445   $      1,270   $     65,170
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,068,958   $      7,999   $     36,949   $      1,260   $     64,196
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,874              7             30              1             76
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,070,832          8,006         36,979          1,261         64,272
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,698              6             26              1             68
    Issue and administrative expense charge                         176              1              4             --              8
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,874              7             30              1             76
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,068,958          7,999         36,949          1,260         64,196
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,068,958   $      7,999   $     36,949   $      1,260   $     64,196
===================================================================================================================================
Accumulation units outstanding                                3,655,170          8,818         40,731          1,391         70,921
===================================================================================================================================
Net asset value per accumulation unit                      $       0.29   $       0.91   $       0.91   $       0.91   $       0.91
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFCO1          UFCO2          UFCO3          UFCO4          WFCO5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    183,614   $    643,517   $     99,953   $    342,611   $      8,071
                                                           ------------------------------------------------------------------------
    at market value                                        $    180,517   $    638,945   $     99,475   $    340,501   $      8,113
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            201             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             148            510             87            244              6
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    180,665        639,656         99,562        340,745          8,119
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  126            440             77            217              5
    Issue and administrative expense charge                          22             70             10             27              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            201             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   148            711             87            244              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       180,517        638,945         99,475        340,501          8,113
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    180,517   $    638,945   $     99,475   $    340,501   $      8,113
===================================================================================================================================
Accumulation units outstanding                                  208,942        740,136        115,323        394,991          8,370
===================================================================================================================================
Net asset value per accumulation unit                      $       0.86   $       0.86   $       0.86   $       0.86   $       0.97
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WFCO8          UFGR1          UFGR2          UFGR3          UFGR4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $     14,246   $     83,293   $     24,001   $     88,681
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $     13,379   $     80,439   $     23,215   $     80,409
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             11             72             17             95
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --         13,390         80,511         23,232         80,504
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --              9             62             15             84
    Issue and administrative expense charge                          --              2             10              2             11
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             11             72             17             95
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         13,379         80,439         23,215         80,409
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $     13,379   $     80,439   $     23,215   $     80,409
===================================================================================================================================
Accumulation units outstanding                                       --         17,905        107,718         31,116        107,846
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $       0.75   $       0.75   $       0.75   $       0.75
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WFGR5          WFGR8          UFMC1          UFMC2          WMDC6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     10,127   $         --   $     79,314   $    652,752   $  1,488,607
                                                           ------------------------------------------------------------------------
    at market value                                        $      9,926   $         --   $     79,594   $    655,457   $  1,366,295
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            920             --
Receivable from mutual funds and portfolios
  for share redemptions                                               8             --             67            512          1,487
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      9,934             --         79,661        656,889      1,367,782
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    7             --             57            442          1,300
    Issue and administrative expense charge                           1             --             10             70            177
    Contract terminations                                            --             --             --             --             10
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            920             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8             --             67          1,432          1,487
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         9,926             --         79,594        655,457      1,366,295
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      9,926   $         --   $     79,594   $    655,457   $  1,366,295
===================================================================================================================================
Accumulation units outstanding                                   13,654             --         93,784        772,633      1,445,477
===================================================================================================================================
Net asset value per accumulation unit                      $       0.73   $         --   $       0.85   $       0.85   $       0.95
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFMC4          WMDC5          WMDC8          WMDC2          UFOV1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    426,815   $    252,211   $     24,414   $     43,607   $     17,884
                                                           ------------------------------------------------------------------------
    at market value                                        $    425,620   $    236,032   $     24,437   $     39,601   $     17,356
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,219          2,987             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             426            279             17             58             15
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    428,265        239,298         24,454         39,659         17,371
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  379            249             15             53             13
    Issue and administrative expense charge                          47             30              2              5              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       2,219          2,987             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,645          3,266             17             58             15
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       425,620        236,032         24,437         39,601         17,356
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    425,620   $    236,032   $     24,437   $     39,601   $     17,356
===================================================================================================================================
Accumulation units outstanding                                  502,532        250,328         27,389         42,182         23,039
===================================================================================================================================
Net asset value per accumulation unit                      $       0.85   $       0.94   $       0.89   $       0.94   $       0.75
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UFOV2          UFOV3          UFOV4          URES1          URES2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     15,230   $     11,747   $      2,952   $     12,804   $     32,044
                                                           ------------------------------------------------------------------------
    at market value                                        $     15,155   $     10,986   $      2,686   $     13,128   $     32,591
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              13             10              3             11             27
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     15,168         10,996          2,689         13,139         32,618
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   11              9              3              9             23
    Issue and administrative expense charge                           2              1             --              2              4
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    13             10              3             11             27
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        15,155         10,986          2,686         13,128         32,591
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     15,155   $     10,986   $      2,686   $     13,128   $     32,591
===================================================================================================================================
Accumulation units outstanding                                   20,130         14,606          3,573         14,048         34,898
===================================================================================================================================
Net asset value per accumulation unit                      $       0.75   $       0.75   $       0.75   $       0.93   $       0.93
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WRES6          URES4          ERE            SRES1          WRES2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,462,155   $      7,103   $    725,247   $  1,396,320   $     71,741
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,456,579   $      7,183   $    727,766   $  1,359,176   $     72,757
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,604              7          1,072         54,270            104
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,458,183          7,190        728,838      1,413,446         72,861
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,412              6            788          1,779             95
    Issue and administrative expense charge                         192              1             95            184              9
    Contract terminations                                            --             --            189         52,307             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,604              7          1,072         54,270            104
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,456,579          7,183        727,766      1,359,176         72,757
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,456,579   $      7,183   $    727,766   $  1,359,176   $     72,757
===================================================================================================================================
Accumulation units outstanding                                1,015,442          7,706        541,851        966,512         57,864
===================================================================================================================================
Net asset value per accumulation unit                      $       1.43   $       0.93   $       1.34   $       1.41   $       1.26
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USMC1          USMC2          PSMC1          USMC4          WSMC5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    419,649   $  2,777,281   $  4,538,538   $  3,369,962   $    467,785
                                                           ------------------------------------------------------------------------
    at market value                                        $    349,634   $  2,164,709   $  3,260,777   $  2,591,626   $    344,147
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            138             --          1,316             --
Receivable from mutual funds and portfolios
  for share redemptions                                             305          2,045         29,457          3,040            413
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    349,939      2,166,892      3,290,234      2,595,982        344,560
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  259          1,766          3,181          2,702            369
    Issue and administrative expense charge                          46            279            434            338             44
    Contract terminations                                            --             --         25,842             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            138             --          1,316             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   305          2,183         29,457          4,356            413
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       349,634      2,164,709      3,254,661      2,591,626        344,147
Net assets applicable to contracts in payment period                 --             --          6,116             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    349,634   $  2,164,709   $  3,260,777   $  2,591,626   $    344,147
===================================================================================================================================
Accumulation units outstanding                                  656,242      4,073,959      4,574,186      4,908,863        967,199
===================================================================================================================================
Net asset value per accumulation unit                      $       0.53   $       0.53   $       0.71   $       0.53   $       0.36
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSMC8          WSMC2          UVAS1          UVAS2          PVAS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --   $    173,399   $     19,005   $     99,773   $     62,639
                                                           ------------------------------------------------------------------------
    at market value                                        $         --   $    117,091   $     19,206   $    101,828   $     60,615
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            862             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            170             14             93             64
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --        117,261         19,220        102,783         60,679
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            155             12             80             56
    Issue and administrative expense charge                          --             15              2             13              8
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            862             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            170             14            955             64
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        117,091         19,206        101,828         60,615
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --   $    117,091   $     19,206   $    101,828   $     60,615
===================================================================================================================================
Accumulation units outstanding                                       --        331,395         24,016        127,416         46,786
===================================================================================================================================
Net asset value per accumulation unit                      $         --   $       0.35   $       0.80   $       0.80   $       1.30
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UVAS4          WVAS5          WVAS8          WVAS2          UMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     48,436   $     51,280       $     --   $      3,202   $    806,491
                                                           ------------------------------------------------------------------------
    at market value                                        $     48,893   $     48,459       $     --   $      3,233   $    762,284
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     26             --             --             --          4,018
Receivable from mutual funds and portfolios
  for share redemptions                                              47             57             --              4            657
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     48,966         48,516             --          3,237        766,959
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   42             51             --              4            558
    Issue and administrative expense charge                           5              6             --             --             99
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          26             --             --             --          4,018
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    73             57             --              4          4,675
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        48,893         48,459             --          3,233        762,284
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     48,893   $     48,459       $     --   $      3,233   $    762,284
===================================================================================================================================
Accumulation units outstanding                                   61,299         55,181             --          4,082        752,851
===================================================================================================================================
Net asset value per accumulation unit                      $       0.80   $       0.88       $     --   $       0.79   $       1.01
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UMSS2          PMSS1          UMSS4          EMU            SMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  6,387,251   $  2,798,906   $  7,050,675   $  1,160,955   $    861,709
                                                           ------------------------------------------------------------------------
    at market value                                        $  5,736,647   $  2,546,970   $  6,347,391   $  1,036,562   $    750,820
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                116,523             --         12,494            226             --
Receivable from mutual funds and portfolios
  for share redemptions                                           5,300         27,717          7,210          1,235         58,832
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,858,470      2,574,687      6,367,095      1,038,023        809,652
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,577          2,413          6,409          1,103          1,098
    Issue and administrative expense charge                         723            329            801            132            114
    Contract terminations                                            --         24,975             --             --         57,620
Payable to mutual funds and portfolios
  for investments purchased                                     116,523             --         12,494            226             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               121,823         27,717         19,704          1,461         58,832
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,736,647      2,546,970      6,347,391      1,036,562        750,820
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,736,647   $  2,546,970   $  6,347,391   $  1,036,562   $    750,820
===================================================================================================================================
Accumulation units outstanding                                5,680,829      2,393,082      6,326,579        966,393        690,469
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.06   $       1.00   $       1.07   $       1.09
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMSS2          UINT1          UINT2          UINT3          UINT4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    136,474   $    428,694   $  1,713,285   $    744,917   $  2,090,419
                                                           ------------------------------------------------------------------------
    at market value                                        $    125,078   $    350,081   $  1,401,778   $    587,642   $  1,605,307
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --          4,396             13             --
Receivable from mutual funds and portfolios
  for share redemptions                                             178            305          1,326            635          1,869
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    125,256        350,386      1,407,500        588,290      1,607,176
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  162            259          1,145            559          1,661
    Issue and administrative expense charge                          16             46            181             76            208
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          4,396             13             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   178            305          5,722            648          1,869
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       125,078        350,081      1,401,778        587,642      1,605,307
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    125,078   $    350,081   $  1,401,778   $    587,642   $  1,605,307
===================================================================================================================================
Accumulation units outstanding                                  123,227        512,796      2,058,559        866,374      2,372,839
===================================================================================================================================
Net asset value per accumulation unit                      $       1.02   $       0.68   $       0.68   $       0.68   $       0.68
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WINT5          WINT8          UGRS1          UGRS2          UGRS3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    270,685   $    327,228   $    284,432   $  2,145,401   $    598,058
                                                           ------------------------------------------------------------------------
    at market value                                        $    240,268   $    276,091   $    212,685   $  1,578,807   $    440,835
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             29             --
Receivable from mutual funds and portfolios
  for share redemptions                                             336            454            185          1,525            480
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    240,604        276,545        212,870      1,580,361        441,315
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  300            411            157          1,317            422
    Issue and administrative expense charge                          36             43             28            208             58
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             29             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   336            454            185          1,554            480
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       240,268        276,091        212,685      1,578,807        438,616
Net assets applicable to contracts in payment period                 --             --             --             --          2,219
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    240,268   $    276,091   $    212,685   $  1,578,807   $    440,835
===================================================================================================================================
Accumulation units outstanding                                  286,481        330,157        421,468      3,137,043        874,935
===================================================================================================================================
Net asset value per accumulation unit                      $       0.84   $       0.84   $       0.50   $       0.50   $       0.50
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UGRS4          UNDS1          UNDS2          PSND1          UNDS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,922,799   $    141,175   $    473,229   $    345,419   $    699,458
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,416,100   $    105,616   $    362,738   $    260,364   $    526,961
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,643             --            156             --             53
Receivable from mutual funds and portfolios
  for share redemptions                                           1,664             93            346            278            622
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,420,407        105,709        363,240        260,642        527,636
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,479             79            299            245            553
    Issue and administrative expense charge                         185             14             47             33             69
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       2,643             --            156             --             53
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,307             93            502            278            675
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,416,100        105,616        362,738        258,127        526,961
Net assets applicable to contracts in payment period                 --             --             --          2,237             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,416,100   $    105,616   $    362,738   $    260,364   $    526,961
===================================================================================================================================
Accumulation units outstanding                                2,832,097        165,229        568,899        441,310        831,812
===================================================================================================================================
Net asset value per accumulation unit                      $       0.50   $       0.64   $       0.64   $       0.58   $       0.63
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSND5          WSND8          UTRS1          UTRS2          PSTR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     16,029   $         --   $  1,699,250   $  8,392,661   $  4,108,424
                                                           ------------------------------------------------------------------------
    at market value                                        $     14,828   $         --   $  1,640,475   $  7,937,214   $  3,872,591
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             18         11,658             --
Receivable from mutual funds and portfolios
  for share redemptions                                              13             --          1,414          7,554         29,324
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     14,841             --      1,641,907      7,956,426      3,901,915
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   12             --          1,202          6,524          3,805
    Issue and administrative expense charge                           1             --            212          1,030            519
    Contract terminations                                            --             --             --             --         25,000
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             18         11,658             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    13             --          1,432         19,212         29,324
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        14,828             --      1,640,475      7,937,214      3,872,591
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     14,828   $         --   $  1,640,475   $  7,937,214   $  3,872,591
===================================================================================================================================
Accumulation units outstanding                                   20,207             --      1,584,665      7,686,634      3,948,613
===================================================================================================================================
Net asset value per accumulation unit                      $       0.73   $         --   $       1.04   $       1.03   $       0.98
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UTRS4          WSTR5          WSTR8          USUT1          USUT2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  9,392,629   $     10,125   $      5,038   $        322   $     19,433
                                                           ------------------------------------------------------------------------
    at market value                                        $  8,870,346   $     10,117   $      5,132   $        329   $     19,798
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 12,681             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                          10,042              7              7             --             13
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  8,893,069         10,124          5,139            329         19,811
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                8,926              6              6             --             11
    Issue and administrative expense charge                       1,116              1              1             --              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      12,681             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                22,723              7              7             --             13
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     8,870,346         10,117          5,132            329         19,798
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  8,870,346   $     10,117   $      5,132   $        329   $     19,798
===================================================================================================================================
Accumulation units outstanding                                8,646,223         10,912          5,543            376         22,636
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       0.93   $       0.93   $       0.87   $       0.87
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PSUT1          USUT4           WSUT5         WSUT8          UOCA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    155,452   $      4,425   $      5,009   $         --   $      7,077
                                                           ------------------------------------------------------------------------
    at market value                                        $    119,424   $      4,640   $      4,730   $         --   $      6,934
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             130              5              6             --              5
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    119,554          4,645          4,736             --          6,939
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  114              5              5             --              4
    Issue and administrative expense charge                          16             --              1             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   130              5              6             --              5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       119,424          4,640          4,730             --          6,934
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    119,424   $      4,640   $      4,730   $         --   $      6,934
===================================================================================================================================
Accumulation units outstanding                                  209,085          5,315          5,557             --          8,840
===================================================================================================================================
Net asset value per accumulation unit                      $       0.57   $       0.87   $       0.85   $         --   $       0.78
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UOCA2          UOCA3          UOCA4          WOCA5          WOCA8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    108,730   $     31,618   $    125,803   $         41   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $    110,666   $     30,384   $    127,372   $         42   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              92             32            131             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    110,758         30,416        127,503             42             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   79             28            116             --             --
    Issue and administrative expense charge                          13              4             15             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    92             32            131             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       110,666         30,384        127,372             42             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    110,666   $     30,384   $    127,372   $         42   $         --
===================================================================================================================================
Accumulation units outstanding                                  141,201         38,802        162,815             43             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.78   $       0.78   $       0.78   $       0.97   $         --
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UOGS1          UOGS2          WOGS6          UOGS4          WOGS5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     19,581   $     98,656   $    159,736   $     45,097   $      9,460
                                                           ------------------------------------------------------------------------
    at market value                                        $     19,049   $     94,618   $    146,645   $     42,967   $      9,354
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              17             87            146             31             20
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     19,066         94,705        146,791         42,998          9,374
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   14             75            128             27             18
    Issue and administrative expense charge                           3             12             18              4              2
    Contract terminations                                            --             --             --             --             39
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    17             87            146             31             59
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        19,049         94,618        146,645         42,967          9,315
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     19,049   $     94,618   $    146,645   $     42,967   $      9,315
===================================================================================================================================
Accumulation units outstanding                                   24,816        123,313        189,702         56,098         12,062
===================================================================================================================================
Net asset value per accumulation unit                      $       0.77   $       0.77   $       0.77   $       0.77   $       0.77
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOGS8          WOGS2          UOHI1          UOHI2          UOHI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      8,068   $         --   $     17,250   $    128,495   $      4,200
                                                           ------------------------------------------------------------------------
    at market value                                        $      7,954   $         --   $     17,638   $    130,760   $      4,205
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               4             --             15             96              1
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      7,958             --         17,653        130,856          4,206
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    4             --             13             83              1
    Issue and administrative expense charge                          --             --              2             13             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4             --             15             96              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         7,954             --         17,638        130,760          4,205
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      7,954   $         --   $     17,638   $    130,760   $      4,205
===================================================================================================================================
Accumulation units outstanding                                    8,597             --         18,364        136,219          4,384
===================================================================================================================================
Net asset value per accumulation unit                      $       0.93   $         --   $       0.96   $       0.96   $       0.96
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UOHI4          UOSM1          UOSM2          UOSM3          UOSM4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     71,653   $     27,767   $    159,624   $     53,077   $     70,607
                                                           ------------------------------------------------------------------------
    at market value                                        $     72,696   $     26,298   $    158,253   $     51,666   $     68,673
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             40             --            300
Receivable from mutual funds and portfolios
  for share redemptions                                              43             23            126             50             70
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     72,739         26,321        158,419         51,716         69,043
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   38             20            109             44             62
    Issue and administrative expense charge                           5              3             17              6              8
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             40             --            300
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    43             23            166             50            370
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        72,696         26,298        158,253         51,666         68,673
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     72,696   $     26,298   $    158,253   $     51,666   $     68,673
===================================================================================================================================
Accumulation units outstanding                                   75,848         33,098        199,299         65,056         86,643
===================================================================================================================================
Net asset value per accumulation unit                      $       0.96   $       0.79   $       0.79   $       0.79   $       0.79
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOSM5          WOSM8          USTB1          USTB2          WSTB6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      3,481   $     12,103   $     38,264   $    160,415   $    209,366
                                                           ------------------------------------------------------------------------
    at market value                                        $      3,436   $     11,918   $     39,311   $    166,610   $    218,797
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               4              6             31            148            238
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      3,440         11,924         39,342        166,758        219,035
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    4              5             26            121            209
    Issue and administrative expense charge                          --              1              5             19             29
    Contract terminations                                            --             --             --              8             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4              6             31            148            238
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         3,436         11,918         39,311        166,610        218,797
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      3,436   $     11,918   $     39,311   $    166,610   $    218,797
===================================================================================================================================
Accumulation units outstanding                                    3,609         12,529         37,947        160,916        212,137
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.95   $       1.04   $       1.04   $       1.03
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  USTB4          WSTB5          WSTB8          WSTB2          UGIN1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    146,662   $     10,155   $         --   $         --   $    351,834
                                                           ------------------------------------------------------------------------
    at market value                                        $    152,696   $     10,383   $         --   $         --   $    300,804
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             178             11             --             --            259
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    152,874         10,394             --             --        301,063
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  158             10             --             --            220
    Issue and administrative expense charge                          20              1             --             --             39
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   178             11             --             --            259
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       152,696         10,383             --             --        300,804
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    152,696   $     10,383   $         --   $         --   $    300,804
===================================================================================================================================
Accumulation units outstanding                                  147,708         10,076             --             --        378,819
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       1.03   $         --   $         --   $       0.79
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UGIN2          PGIN1          UGIN4          EPG            WGIN8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,927,735   $  1,484,543   $  1,775,606   $  7,299,936   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,576,097   $  1,207,744   $  1,478,390   $  5,290,870   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    540              6          6,557             63             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,496          1,310          1,742          6,497             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,578,133      1,209,060      1,486,689      5,297,430             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,292          1,153          1,548          5,801             --
    Issue and administrative expense charge                         204            157            194            696             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         540              6          6,557             63             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,036          1,316          8,299          6,560             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,576,097      1,207,744      1,478,390      5,290,870             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,576,097   $  1,207,744   $  1,478,390   $  5,290,870   $         --
===================================================================================================================================
Accumulation units outstanding                                1,990,589      1,583,024      1,879,367      5,706,345             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.76   $       0.79   $       0.93   $         --
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UIGR1          UIGR2          PIGR1          UIGR4          EPL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     26,898   $    345,842   $  5,440,195   $    429,963   $  1,974,066
                                                           ------------------------------------------------------------------------
    at market value                                        $     26,171   $    346,700   $  3,662,172   $    431,700   $  1,401,442
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     71            202             --          4,941          4,626
Receivable from mutual funds and portfolios
  for share redemptions                                              22            287          4,014            431          1,680
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     26,264        347,189      3,666,186        437,072      1,407,748
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   19            248          3,532            383          1,500
    Issue and administrative expense charge                           3             39            482             48            180
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            202             --          4,941          4,626
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    22            489          4,014          5,372          6,306
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        26,242        346,700      3,653,298        431,700      1,401,442
Net assets applicable to contracts in payment period                 --             --          8,874             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     26,242   $    346,700   $  3,662,172   $    431,700   $  1,401,442
===================================================================================================================================
Accumulation units outstanding                                   32,966        435,810      4,994,086        543,545      1,855,909
===================================================================================================================================
Net asset value per accumulation unit                      $       0.80   $       0.80   $       0.73   $       0.79   $       0.76
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WIGR8          WIGR2          UPRE1          UPRE2          UPRE3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,859   $    475,689   $        446   $     48,318   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $      5,709   $    315,265   $        436   $     46,416   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               8            834             --             44             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,717        316,099            436         46,460             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    7            413             --             38             --
    Issue and administrative expense charge                           1             41             --              6             --
    Contract terminations                                            --            380             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8            834             --             44             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         5,709        315,265            436         46,416             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      5,709   $    315,265   $        436   $     46,416   $         --
===================================================================================================================================
Accumulation units outstanding                                    6,745        665,507            540         57,491             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.85   $       0.47   $       0.81   $       0.81   $         --
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UPRE4          UVIS1          UVIS2          UVIS3          UVIS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,227   $    110,027   $  1,607,285   $    679,569   $  2,099,653
                                                           ------------------------------------------------------------------------
    at market value                                        $      5,377   $     67,719   $  1,025,916   $    422,037   $  1,395,564
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            131             13          1,340
Receivable from mutual funds and portfolios
  for share redemptions                                               6             60            993            488          1,656
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,383         67,779      1,027,040        422,538      1,398,560
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    5             51            858            429          1,472
    Issue and administrative expense charge                           1              9            135             59            184
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            131             13          1,340
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6             60          1,124            501          2,996
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         5,377         67,719      1,025,916        421,048      1,395,564
Net assets applicable to contracts in payment period                 --             --             --            989             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      5,377   $     67,719   $  1,025,916   $    422,037   $  1,395,564
===================================================================================================================================
Accumulation units outstanding                                    6,670        163,010      2,476,391      1,020,149      3,390,706
===================================================================================================================================
Net asset value per accumulation unit                      $       0.81   $       0.42   $       0.41   $       0.41   $       0.41
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                                EPT            WVIS8          WVIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                              $  1,008,117   $         --   $    429,184
                                                                                         ------------------------------------------
    at market value                                                                      $    557,602   $         --   $    199,248
Dividends receivable                                                                               --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                                   --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                                           676             --            723
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                  558,278             --        199,971
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                                604             --            263
    Issue and administrative expense charge                                                        72             --             26
    Contract terminations                                                                          --             --            434
Payable to mutual funds and portfolios
  for investments purchased                                                                        --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                 676             --            723
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                     557,602             --        199,248
Net assets applicable to contracts in payment period                                               --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                         $    557,602   $         --   $    199,248
===================================================================================================================================
Accumulation units outstanding                                                                888,229             --        607,739
===================================================================================================================================
Net asset value per accumulation unit                                                    $       0.63   $         --   $       0.33
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                               UBND1(1)       UBND2(1)        PBND1         UBND4(1)         ESI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        767   $      2,068   $      7,847   $      3,461   $    625,114
Variable account expenses                                           145            429          1,934            877        173,542
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     622          1,639          5,913          2,584        451,572
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          46,991         30,025         81,348         18,892      4,207,943
    Cost of investments sold                                     47,220         30,052         82,255         18,980      4,447,902
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (229)           (27)          (907)           (88)      (239,959)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       864          2,876          1,394          3,769        248,600
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      635          2,849            487          3,681          8,641
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,257   $      4,488   $      6,400   $      6,265   $    460,213
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SBND1           UCMG1         UCMG2          PCMG1          UCMG4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     87,480   $      6,940   $     30,893   $     25,453   $     55,540
Variable account expenses                                        27,613          5,994         29,377         27,306         64,911
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  59,867            946          1,516         (1,853)        (9,371)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,682,250        436,704      1,773,768      2,676,501      9,991,982
    Cost of investments sold                                  3,728,507        436,712      1,773,803      2,676,545      9,992,062
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (46,257)            (8)           (35)           (44)           (80)
  Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    14,162              9             36             45             80
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (32,095)             1              1              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     27,772   $        947   $      1,517   $     (1,852)  $     (9,371)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMS           SCMG1         UDEI1(1)       UDEI2(1)        PDEI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    132,708   $    172,853   $         56   $        475   $      6,650
Variable account expenses                                       158,763        240,323             32            255          5,314
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (26,055)       (67,470)            24            220          1,336
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      37,638,708     36,843,541          7,753         12,064         99,009
    Cost of investments sold                                 37,638,984     36,843,822          7,496         12,079        105,952
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (276)          (281)           257            (15)        (6,943)
Distributions from capital gains                                     --             --             --             --          1,528
Net change in unrealized appreciation or
  depreciation of investments                                       277            283            312          5,446        (85,884)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              2            569          5,431        (91,299)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (26,054)  $    (67,468)  $        593   $      5,651   $    (89,963)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI4(1)         WDEI5         SDEI1          WDEI2          UFIF1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        969   $      3,097   $      4,969   $        522   $      9,219
Variable account expenses                                           530          2,674          5,483            557          3,134
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     439            423           (514)           (35)         6,085
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,955         78,147        329,616          2,626         66,854
    Cost of investments sold                                     17,303         94,932        367,972          2,828         66,878
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,348)       (16,785)       (38,356)          (202)           (24)
Distributions from capital gains                                     --            602          1,519            129          2,958
Net change in unrealized appreciation or
  depreciation of investments                                     8,115        (32,622)       (42,391)        (7,212)         4,430
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,767        (48,805)       (79,228)        (7,285)         7,364
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,206   $    (48,382)  $    (79,742)  $     (7,320)  $     13,449
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UFIF2           UFIF3          UFIF4          WFDI5         SFDI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    130,959   $     44,485   $    102,353   $      4,893   $     14,122
Variable account expenses                                        50,132         19,251         47,531          2,414          8,071
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  80,827         25,234         54,822          2,479          6,051
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,052,529        136,047        590,976        103,652        697,879
    Cost of investments sold                                  1,043,632        134,143        584,214        102,464        693,742
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  8,897          1,904          6,762          1,188          4,137
Distributions from capital gains                                 30,633          9,364         24,520          1,151          2,914
Net change in unrealized appreciation or
  depreciation of investments                                    89,931         34,777         72,412          2,801          4,940
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  129,461         46,045        103,694          5,140         11,991
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    210,288   $     71,279   $    158,516   $      7,619   $     18,042
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WFDI2         UGRO1(1)      UGRO2(1)       UGRO3(1)       UGRO4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     20,900   $         --   $         --   $         --   $         --
Variable account expenses                                        12,270             --              2             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   8,630             --             (2)            --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          52,462             83             82            131             82
    Cost of investments sold                                     51,017             96             83            160            100
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,445            (13)            (1)           (29)           (18)
Distributions from capital gains                                  6,210             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    16,042             (4)           (46)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   23,697            (17)           (47)           (29)           (18)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     32,327   $        (17)  $        (49)  $        (29)  $        (18)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EVG           SGRO1          UNDM1          UNDM2         PNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         71   $        139   $        127   $      1,025   $     14,999
Variable account expenses                                         1,320          3,480            231          1,962         36,622
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,249)        (3,341)          (104)          (937)       (21,623)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,923         47,017          8,056         48,711        854,578
    Cost of investments sold                                     12,203         93,554          8,520         56,557      1,201,245
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,280)       (46,537)          (464)        (7,846)      (346,667)
Distributions from capital gains                                     --             --             13             79          2,779
Net change in unrealized appreciation or
  depreciation of investments                                   (24,792)       (23,343)        (5,024)       (33,121)      (455,998)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (30,072)       (69,880)        (5,475)       (40,888)      (799,886)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (31,321)  $    (73,221)  $     (5,579)  $    (41,825)  $   (821,509)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UNDM4           EGD           SNDM1          WNDM2        USVA1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,055   $     23,185   $      9,158   $      1,907   $         15
Variable account expenses                                         2,526         64,316         29,188          6,604             51
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,471)       (41,131)       (20,030)        (4,697)           (36)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          41,052        931,214      1,804,673        215,016          3,713
    Cost of investments sold                                     49,212      1,320,486      2,492,473        323,233          3,573
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,160)      (389,272)      (687,800)      (108,217)           140
Distributions from capital gains                                    133          4,843          2,132            437             54
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)      (835,351)       129,507         12,018            132
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (43,761)    (1,219,780)      (556,161)       (95,762)           326
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (45,232)  $ (1,260,911)  $   (576,191)  $   (100,459)  $        290
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    USVA2(1)      WSVA6(2)       USVA4(1)       WSVA5(2)       WSVA8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         53   $         24   $         29   $         25   $          4
Variable account expenses                                           130            132             71            102              6
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (77)          (108)           (42)           (77)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,269          7,263          2,987            134            139
    Cost of investments sold                                     15,691          9,148          3,115            152            141
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (422)        (1,885)          (128)           (18)            (2)
Distributions from capital gains                                    187             84            103             91             13
Net change in unrealized appreciation or
  depreciation of investments                                     1,468         (1,673)         1,188           (908)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,233         (3,474)         1,163           (835)           (16)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,156   $     (3,582)  $      1,121   $       (912)  $        (18)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA2(2)         USPF1         USPF2          USPF3          USPF4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      1,535   $     22,025   $     11,952   $     27,027
Variable account expenses                                             2          1,372         23,207         13,890         34,912
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)           163         (1,182)        (1,938)        (7,885)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             136         24,331        345,553        270,196        644,407
    Cost of investments sold                                        172         28,057        419,481        340,695        744,583
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (36)        (3,726)       (73,928)       (70,499)      (100,176)
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (26,419)      (511,274)      (242,845)      (625,838)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (35)       (30,145)      (585,202)      (313,344)      (726,014)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (37)  $    (29,982)  $   (586,384)  $   (315,282)  $   (733,899)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA1(1)        UABA2(1)      UABA3(1)       UABA4(1)       WABA5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $          6   $          1   $          3   $         --
Variable account expenses                                           160          1,327            195            856             22
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (159)        (1,321)          (194)          (853)           (22)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          23,737          7,236          1,154          7,937          1,181
    Cost of investments sold                                     23,012          7,563          1,257          8,363          1,162
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    725           (327)          (103)          (426)            19
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (320)        (5,381)        (1,278)        (5,464)            49
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      405         (5,708)        (1,381)        (5,890)            68
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        246   $     (7,029)  $     (1,575)  $     (6,743)  $         46
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA8(3)       UAAD1(1)       UAAD2(1)       UAAD3(1)       UAAD4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1             46             --              7              4
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (46)            --             (7)            (4)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             117            122             76            406             80
    Cost of investments sold                                        117            125            100            458             81
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             (3)           (24)           (52)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (575)            --             59           (104)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --           (578)           (24)             7           (105)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (1)  $       (624)  $        (24)  $         --   $       (109)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAD5(4)        WAAD8(4)      UAVA1(1)       UAVA2(1)       UAVA3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $          7   $         83   $          1
Variable account expenses                                             1              1              2             72             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)            (1)             5             11              1
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             170            132             80            171            127
    Cost of investments sold                                        174            135             85            177            156
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)            (3)            (5)            (6)           (29)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --           (142)        (1,019)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (4)            (3)          (147)        (1,025)           (34)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (5)  $         (4)  $       (142)  $     (1,014)  $        (33)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAVA4(1)        WAVA5(5)      WAVA8(5)        UGIP1           UGIP2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         --   $         --   $      4,157   $     29,506
Variable account expenses                                             1             --             --          8,472         57,851
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --         (4,315)       (28,345)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              78             78             15        267,312        495,936
    Cost of investments sold                                         86             83             21        334,038        627,972
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (8)            (5)            (6)       (66,726)      (132,036)
Distributions from capital gains                                     --             --             --         25,556        181,374
Net change in unrealized appreciation or
  depreciation of investments                                       (26)            --             --       (176,991)    (1,496,513)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (34)            (5)            (6)      (218,161)    (1,447,175)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (34)  $         (5)  $         (6)  $   (222,476)  $ (1,475,520)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UGIP3          UGIP4        WGIP5(4)       WGIP8(4)        UPRG1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     15,101   $     39,872   $         --   $         --   $         --
Variable account expenses                                        33,475         93,025              4              3          4,614
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,374)       (53,153)            (4)            (3)        (4,614)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         442,990        671,018            176            136        127,259
    Cost of investments sold                                    555,998        838,805            173            140        160,557
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (113,008)      (167,787)             3             (4)       (33,298)
Distributions from capital gains                                 92,830        245,099             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (724,984)    (2,013,737)            37            (31)      (138,350)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (745,162)    (1,936,425)            40            (35)      (171,648)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (763,536)  $ (1,989,578)  $         36   $        (38)  $   (176,262)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UPRG2           UPRG3          UPRG4          EPP            SPGR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        24,228         14,032         50,132         22,130         58,017
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (24,228)       (14,032)       (50,132)       (22,130)       (58,017)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         475,130        295,138        461,130        531,165      2,123,832
    Cost of investments sold                                    661,216        417,438        633,926        865,659      3,580,433
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (186,086)      (122,300)      (172,796)      (334,494)    (1,456,601)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (681,360)      (321,239)    (1,246,621)      (303,228)       (85,773)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (867,446)      (443,539)    (1,419,417)      (637,722)    (1,542,374)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (891,674)  $   (457,571)  $ (1,469,549)  $   (659,852)  $ (1,600,391)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UTEC1          UTEC2          UTEC3          UTEC4           ETC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,312          6,209          3,760         12,249         13,523
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,312)        (6,209)        (3,760)       (12,249)       (13,523)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          23,323        179,393         94,189        223,599        406,937
    Cost of investments sold                                     32,174        310,178        168,788        367,651        919,960
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,851)      (130,785)       (74,599)      (144,052)      (513,023)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (66,039)      (211,155)      (104,528)      (386,642)       (52,248)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (74,890)      (341,940)      (179,127)      (530,694)      (565,271)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (76,202)  $   (348,149)  $   (182,887)  $   (542,943)  $   (578,794)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     STEC1         UAGR1(1)      UAGR2(1)       UAGR3(1)       UAGR4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $          2   $          2   $          3   $          2
Variable account expenses                                        31,338             39             71              4            289
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (31,338)           (37)           (69)            (1)          (287)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,707,359          2,138             65            149            380
    Cost of investments sold                                  3,287,423          2,206             63            150            389
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,580,064)           (68)             2             (1)            (9)
Distributions from capital gains                                     --              1              1              2              1
Net change in unrealized appreciation or
  depreciation of investments                                   481,361           (302)           504            (10)          (974)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,098,703)          (369)           507             (9)          (982)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,130,041)  $       (406)  $        438   $        (10)  $     (1,269)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFCO1(1)       UFCO2(1)       UFCO3(1)       UFCO4(1)       WFCO5(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           301          1,150            169            494              7
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (301)        (1,150)          (169)          (494)            (7)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,227         20,709            169         11,029            180
    Cost of investments sold                                      9,705         20,671            170         11,014            180
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (478)            38             (1)            15             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,097)        (4,572)          (478)        (2,110)            42
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,575)        (4,534)          (479)        (2,095)            42
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,876)  $     (5,684)  $       (648)  $     (2,589)  $         35
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFCO8(4)       UFGR1(1)       UFGR2(1)       UFGR3(1)       UFGR4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             1             43            195             27            360
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (43)          (195)           (27)          (360)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             174            118            277            148          1,743
    Cost of investments sold                                        175            126            282            153          1,878
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            (8)            (5)            (5)          (135)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (867)        (2,854)          (786)        (8,272)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1)          (875)        (2,859)          (791)        (8,407)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (2)  $       (918)  $     (3,054)  $       (818)  $     (8,767)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFGR5(5)       WFGR8(5)       UFMC1(1)       UFMC2(1)        WMDC6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $      5,903
Variable account expenses                                            35             --            177          1,321         14,226
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (35)            --           (177)        (1,321)        (8,323)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,049             16          3,295         33,553        152,571
    Cost of investments sold                                      4,921             22          3,345         34,468        164,918
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (872)            (6)           (50)          (915)       (12,347)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (201)            --            280          2,705       (146,333)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,073)            (6)           230          1,790       (158,680)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,108)  $         (6)  $         53   $        469   $   (167,003)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC4(1)         WMDC5        WMDC8(5)        WMDC2         UFOV1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        907   $         --   $        109   $         --
Variable account expenses                                         1,160          2,412             25            504             40
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,160)        (1,505)           (25)          (395)           (40)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,290         25,673             40         10,999            135
    Cost of investments sold                                     15,936         28,101             40         10,808            139
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (646)        (2,428)            --            191             (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,195)       (20,709)            23         (4,282)          (528)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,841)       (23,137)            23         (4,091)          (532)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,001)  $    (24,642)  $         (2)  $     (4,486)  $       (572)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFOV2(1)       UFOV3(1)       UFOV4(1)       URES1(1)       URES2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $          3   $          3
Variable account expenses                                            35             33             11             29             59
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (35)           (33)           (11)           (26)           (56)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             109            153             86         16,852            238
    Cost of investments sold                                        109            165             95         16,903            235
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            (12)            (9)           (51)             3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (75)          (761)          (266)           324            547
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (75)          (773)          (275)           273            550
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (110)  $       (806)  $       (286)  $        247   $        494
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WRES6        URES4(1)         ERE           SRES1          WRES2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     31,047   $          3   $     15,778   $     41,597   $        443
Variable account expenses                                        14,975             16          8,266         21,245            534
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  16,072            (13)         7,512         20,352            (91)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          75,201            109        152,851      1,448,669            556
    Cost of investments sold                                     72,358            108        152,982      1,479,735            539
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,843              1           (131)       (31,066)            17
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (37,855)            80        (18,391)       (86,070)           404
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (35,012)            81        (18,522)      (117,136)           421
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (18,940)  $         68   $    (11,010)  $    (96,784)  $        330
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      USMC1           USMC2         PSMC1          USMC4          WSMC5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        582   $      4,559   $      8,403   $      9,438   $        985
Variable account expenses                                         2,631         20,432         39,527         42,785          5,062
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,049)       (15,873)       (31,124)       (33,347)        (4,077)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          23,854        169,878        285,844      1,405,502         94,190
    Cost of investments sold                                     30,383        228,551        393,082      1,922,475        137,778
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,529)       (58,673)      (107,238)      (516,973)       (43,588)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (72,966)      (571,645)    (1,009,866)      (796,517)       (96,453)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (79,495)      (630,318)    (1,117,104)    (1,313,490)      (140,041)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (81,544)  $   (646,191)  $ (1,148,228)  $ (1,346,837)  $   (144,118)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSMC8(5)         WSMC2        UVAS1(1)       UVAS2(1)        PVAS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        340   $          1   $          1   $         53
Variable account expenses                                            --          2,408             25            285            238
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --         (2,068)           (24)          (284)          (185)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              17         78,332            636          4,981          4,914
    Cost of investments sold                                         22        113,693            630          5,620          5,366
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)       (35,361)             6           (639)          (452)
Distributions from capital gains                                     --             --              1              1            366
Net change in unrealized appreciation or
  depreciation of investments                                        --        (15,408)           201          2,055         (2,315)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (5)       (50,769)           208          1,417         (2,401)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (5)  $    (52,837)  $        184   $      1,133   $     (2,586)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS4(1)        WVAS5(5)      WVAS8(5)       WVAS2(2)        UMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         76   $        143   $         --   $      2,893
Variable account expenses                                           133            238            216             11          3,799
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (132)          (162)           (73)           (11)          (906)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,227         14,456         30,525            146        165,253
    Cost of investments sold                                      2,399         15,260         44,687            145        181,355
Net realized gain (loss) on sales of investments                   (172)          (804)       (14,162)             1        (16,102)
Distributions from capital gains                                      1            529            999              4          7,174
Net change in unrealized appreciation or
  depreciation of investments                                       457         (2,821)            --             31        (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      286         (3,096)       (13,163)            36        (54,552)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        154   $     (3,258)  $    (13,236)  $         25   $    (55,458)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UMSS2          PMSS1          UMSS4          EMU            SMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     34,669   $     13,030   $     38,066   $      8,848   $     14,201
Variable account expenses                                        42,386         18,475         55,917         12,800         16,415
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,717)        (5,445)       (17,851)        (3,952)        (2,214)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         270,313        359,119        451,895        400,698      1,338,340
    Cost of investments sold                                    288,445        381,369        508,355        454,278      1,538,705
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,132)       (22,250)       (56,460)       (53,580)      (200,365)
Distributions from capital gains                                 85,962         32,309         94,384         21,939         35,212
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (251,255)      (713,153)      (117,038)       (91,159)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (613,123)      (241,196)      (675,229)      (148,679)      (256,312)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (620,840)  $   (246,641)  $   (693,080)  $   (152,631)  $   (258,526)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMSS2          UINT1         UINT2          UINT3           UINT4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        556   $      4,271   $     19,673   $      8,878   $     33,202
Variable account expenses                                         1,283          3,006         13,087          6,682         23,105
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (727)         1,265          6,586          2,196         10,097
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,618         66,827        279,396         42,636        781,888
    Cost of investments sold                                      6,756         80,451        323,773         50,947        931,634
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (138)       (13,624)       (44,377)        (8,311)      (149,746)
Distributions from capital gains                                  1,378             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (11,653)       (53,960)      (253,827)      (120,222)      (268,932)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (10,413)       (67,584)      (298,204)      (128,533)      (418,678)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (11,140)  $    (66,319)  $   (291,618)  $   (126,337)  $   (408,581)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT5(5)       WINT8(5)         UGRS1         UGRS2          UGRS3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,485   $     15,439   $         --   $         --   $         --
Variable account expenses                                         2,957          5,954          2,115         18,858          5,457
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   3,528          9,485         (2,115)       (18,858)        (5,457)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         359,335        865,399         57,957        204,558         59,134
    Cost of investments sold                                    418,944        989,858         63,644        261,048         70,335
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (59,609)      (124,459)        (5,687)       (56,490)       (11,201)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,417)       (51,137)       (62,137)      (528,545)      (134,536)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (90,026)      (175,596)       (67,824)      (585,035)      (145,737)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (86,498)  $   (166,111)  $    (69,939)  $   (603,893)  $   (151,194)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UGRS4         UNDS1           UNDS2         PSND1          UNDS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        19,378            985          3,764          3,170          7,101
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (19,378)          (985)        (3,764)        (3,170)        (7,101)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         200,946          9,173         71,797         53,490        157,128
    Cost of investments sold                                    259,741         12,261         88,936         68,260        201,310
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (58,795)        (3,088)       (17,139)       (14,770)       (44,182)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (425,640)       (34,952)      (118,154)       (88,069)      (173,855)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (484,435)       (38,040)      (135,293)      (102,839)      (218,037)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (503,813)  $    (39,025)  $   (139,057)  $   (106,009)  $   (225,138)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSND5(5)       WSND8(5)         UTRS1         UTRS2          PSTR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     16,537   $     90,386   $     45,299
Variable account expenses                                            46             --         11,841         69,101         39,970
Investment income (loss) -- net                                     (46)            --          4,696         21,285          5,329
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,098             15        348,741        697,257        634,141
    Cost of investments sold                                      1,125             21        363,510        752,212        676,878
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (27)            (6)       (14,769)       (54,955)       (42,737)
Distributions from capital gains                                     --             --         13,568         74,158         37,165
Net change in unrealized appreciation or
  depreciation of investments                                    (1,201)            --        (64,722)      (511,635)      (246,193)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,228)            (6)       (65,923)      (492,432)      (251,765)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,274)  $         (6)  $    (61,227)  $   (471,147)  $   (246,436)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UTRS4        WSTR5(5)       WSTR8(5)       USUT1(1)       USUT2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     96,279   $          1   $          1   $         --   $         --
Variable account expenses                                        88,911              7             19             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   7,368             (6)           (18)            --            (22)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         743,785             87             38             52          2,059
    Cost of investments sold                                    809,003             87             37             51          2,079
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (65,218)            --              1              1            (20)
Distributions from capital gains                                 78,991             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (539,230)            (8)            94              7            365
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (525,457)            (8)            95              8            345
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (518,089)  $        (14)  $         77   $          8   $        323
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     PSUT1        USUT4(1)       WSUT5(5)       WSUT8(5)       UOCA1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,389   $         --   $          1   $         --   $         --
Variable account expenses                                         1,291              9             36             --              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,098             (9)           (35)            --             (9)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,929          8,326            115             18             88
    Cost of investments sold                                      9,758          8,332            118             22             90
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,829)            (6)            (3)            (4)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (26,186)           215           (279)            --           (143)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (28,015)           209           (282)            (4)          (145)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (26,917)  $        200   $       (317)  $         (4)  $       (154)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOCA2(1)       UOCA3(1)       UOCA4(1)       WOCA5(4)       WOCA8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           323            123            393              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (323)          (123)          (393)            (1)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,398          1,501         46,658            175            136
    Cost of investments sold                                      1,354          1,699         46,644            174            134
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     44           (198)            14              1              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,936         (1,234)         1,569              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,980         (1,432)         1,583              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,657   $     (1,555)  $      1,190   $          1   $          1
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UOGS1(1)      UOGS2(1)       WOGS6(2)       UOGS4(1)       WOGS5(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            29            155            473            129             28
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (29)          (155)          (473)          (129)           (28)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              76          3,253          2,550          8,457         11,462
    Cost of investments sold                                         77          3,420          2,890          8,952         11,636
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)          (167)          (340)          (495)          (174)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (532)        (4,038)       (13,091)        (2,130)          (106)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (533)        (4,205)       (13,431)        (2,625)          (280)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (562)  $     (4,360)  $    (13,904)  $     (2,754)  $       (308)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS8(4)       WOGS2(2)       UOHI1(1)       UOHI2(1)       UOHI3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             5              2             53            232              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (5)            (2)           (53)          (232)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             135            133          2,908         10,062              1
    Cost of investments sold                                        137            172          2,994         10,227              1
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)           (39)           (86)          (165)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (114)            --            388          2,265              5
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (116)           (39)           302          2,100              5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (121)  $        (41)  $        249   $      1,868   $          4
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOHI4(1)       UOSM1(1)       UOSM2(1)       UOSM3(1)       UOSM4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           132             60            254            122            184
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (132)           (60)          (254)          (122)          (184)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           8,674          2,167          2,012            738          1,286
    Cost of investments sold                                      8,647          2,252          2,120            759          1,354
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     27            (85)          (108)           (21)           (68)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,043         (1,469)        (1,371)        (1,411)        (1,934)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,070         (1,554)        (1,479)        (1,432)        (2,002)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        938   $     (1,614)  $     (1,733)  $     (1,554)  $     (2,186)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOSM5(3)       WOSM8(3)       USTB1(1)       USTB2(1)       WSTB6(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             7              7             52            438          1,215
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)            (7)           (52)          (438)        (1,215)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              34              7         18,377          3,397          8,521
    Cost of investments sold                                         35              7         18,373          3,382          8,558
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)            --              4             15            (37)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (45)          (185)         1,047          6,195          9,431
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (46)          (185)         1,051          6,210          9,394
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (53)  $       (192)  $        999   $      5,772   $      8,179
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB4(1)        WSTB5(2)      WSTB8(4)       WSTB2(2)         UGIN1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $      4,549
Variable account expenses                                           582             15              1              2          2,618
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (582)           (15)            (1)            (2)         1,931
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          13,335             15            146            177        110,070
    Cost of investments sold                                     13,146             15            141            171        117,942
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    189             --              5              6         (7,872)
Distributions from capital gains                                     --             --             --             --          1,709
Net change in unrealized appreciation or
  depreciation of investments                                     6,034            228             --             --        (40,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,223            228              5              6        (46,290)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,641   $        213   $          4   $          4   $    (44,359)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     UGIN2          PGIN1          UGIN4          EPG          WGIN8(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     20,538   $     16,091   $     18,592   $     99,273   $         --
Variable account expenses                                        16,147         14,534         18,682         86,951             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,391          1,557            (90)        12,322             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         177,930        118,826        329,812        992,426             17
    Cost of investments sold                                    222,543        141,244        398,420      1,303,751             22
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,613)       (22,418)       (68,608)      (311,325)            (5)
Distributions from capital gains                                  7,718          6,047          6,986         37,305             --
Net change in unrealized appreciation or
  depreciation of investments                                  (318,775)      (260,254)      (280,175)    (1,192,262)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (355,670)      (276,625)      (341,797)    (1,466,282)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (351,279)  $   (275,068)  $   (341,887)  $ (1,453,960)  $         (5)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR1(1)       UIGR2(1)         PIGR1        UIGR4(1)         EPL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     33,739   $         --   $     13,244
Variable account expenses                                            58            666         50,339            983         21,240
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (58)          (666)       (16,600)          (983)        (7,996)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,653         20,834        633,375         14,608        657,182
    Cost of investments sold                                      7,821         21,334        901,518         15,438        863,475
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (168)          (500)      (268,143)          (830)      (206,293)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (727)           858       (548,102)         1,737       (102,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (895)           358       (816,245)           907       (308,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (953)  $       (308)  $   (832,845)  $        (76)  $   (316,416)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WIGR8(5)        WIGR2         UPRE1(1)       UPRE2(1)       UPRE3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      3,432   $         --   $         --   $         --
Variable account expenses                                             9          6,644              1             86              2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (9)        (3,212)            (1)           (86)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              25        121,629             82            346            196
    Cost of investments sold                                         26        179,690             84            357            240
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)       (58,061)            (2)           (11)           (44)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (150)       (25,244)           (10)        (1,902)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (151)       (83,305)           (12)        (1,913)           (44)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (160)  $    (86,517)  $        (13)  $     (1,999)  $        (46)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UPRE4(1)        UVIS1          UVIS2          UVIS3          UVIS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            17          1,126         13,419          6,451         30,827
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (17)        (1,126)       (13,419)        (6,451)       (30,827)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              98         54,419        269,195        121,221      3,067,999
    Cost of investments sold                                         95         93,048        399,501        175,425      3,566,927
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3        (38,629)      (130,306)       (54,204)      (498,928)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       150        (12,919)      (342,955)      (142,935)      (246,751)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      153        (51,548)      (473,261)      (197,139)      (745,679)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        136   $    (52,674)  $   (486,680)  $   (203,590)  $   (776,506)
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                                   EPT          WVIS8(5)         WVIS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                         $         --   $         --   $         --
Variable account expenses                                                                       8,680             --          4,230
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                (8,680)            --         (4,230)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                       134,889             16         43,762
    Cost of investments sold                                                                  219,907             21         91,995
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                              (85,018)            (5)       (48,233)
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                (147,219)            --        (53,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                               (232,237)            (5)      (101,567)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                              $   (240,917)  $         (5)  $   (105,797)
===================================================================================================================================

(1) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(2) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(3) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(4) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

(5) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                UBND1(2)      UBND2(2)         PBND1        UBND4(2)         ESI
OPERATIONS
Investment income (loss) -- net                            $        622   $      1,639   $      5,913   $      2,584   $    451,572
Net realized gain (loss) on sales of investments                   (229)           (27)          (907)           (88)      (239,959)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       864          2,876          1,394          3,769        248,600
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,257          4,488          6,400          6,265        460,213
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       42,684        170,740        103,102        266,252        115,240
Net transfers(1)                                                 24,710         50,858        (12,143)        49,175       (778,583)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,750)        (2,164)          (308)        (1,027)    (1,597,045)
    Death benefits                                                   --             --             --             --       (190,739)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   64,644        219,434         90,651        314,400     (2,451,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        110,705             --     13,122,338
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     65,901   $    223,922   $    207,756   $    320,665   $ 11,131,424
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         99,294             --      8,923,249
Contract purchase payments                                       41,768        167,559         91,236        261,460         77,390
Net transfers(1)                                                 24,216         49,754        (11,455)        48,165       (530,376)
Contract terminations:
    Surrender benefits and contract charges                      (2,687)        (2,116)          (293)        (1,014)    (1,069,075)
    Death benefits                                                   --             --             --             --       (128,938)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 63,297        215,197        178,782        308,611      7,272,250
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SBND1           UCMG1          UCMG2          PCMG1          UCMG4
OPERATIONS
Investment income (loss) -- net                            $     59,867   $        946   $      1,516   $     (1,853)  $     (9,371)
Net realized gain (loss) on sales of investments                (46,257)            (8)           (35)           (44)           (80)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    14,162              9             36             45             80
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      27,772            947          1,517         (1,852)        (9,371)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,967        134,387        972,206        636,426        340,144
Net transfers(1)                                               (294,594)        23,188       (441,169)      (169,610)      (232,797)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (230,155)        (6,125)      (425,139)      (128,613)      (868,671)
    Death benefits                                                   --             --             --        (52,098)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (502,782)       151,450        105,898        286,105       (761,324)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,490,663        585,778      2,857,398      2,423,140      4,054,436
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,015,653   $    738,175   $  2,964,813   $  2,707,393   $  3,283,741
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,362,937        554,322      2,828,091      2,250,084      3,857,418
Contract purchase payments                                       19,849        126,978        961,442        591,297        323,747
Net transfers(1)                                               (279,257)        21,920       (436,267)      (157,350)      (224,571)
Contract terminations:
    Surrender benefits and contract charges                    (209,381)        (5,788)      (420,620)      (119,420)      (826,630)
    Death benefits                                                   --             --             --        (48,363)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                894,148        697,432      2,932,646      2,516,248      3,129,964
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMS            SCMG1        UDEI1(2)       UDEI2(2)        PDEI1
OPERATIONS
Investment income (loss) -- net                            $    (26,055)  $    (67,470)  $         24   $        220   $      1,336
Net realized gain (loss) on sales of investments                   (276)          (281)           257            (15)        (6,943)
Distributions from capital gains                                     --             --             --             --          1,528
Net change in unrealized appreciation or
  depreciation of investments                                       277            283            312          5,446        (85,884)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (26,054)       (67,468)           593          5,651        (89,963)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      853,847      1,790,685         19,850        106,973         31,651
Net transfers(1)                                              2,798,540      6,543,806             --         34,659        155,114
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (3,346,521)    (6,326,252)           (78)          (943)        (9,183)
    Death benefits                                              (99,291)      (450,699)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  206,575      1,557,540         19,772        140,689        177,582
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,625,240     11,961,867             --             --        344,421
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,805,761   $ 13,451,939   $     20,365   $    146,340   $    432,040
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,408,678     11,399,177             --             --        341,828
Contract purchase payments                                      677,567      1,708,626         26,089        143,578         37,490
Net transfers(1)                                              2,206,965      6,237,644             --         44,461        167,616
Contract terminations:
    Surrender benefits and contract charges                  (2,642,707)    (6,038,708)          (100)        (1,205)       (10,754)
    Death benefits                                              (78,597)      (430,372)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,571,906     12,876,367         25,989        186,834        536,180
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI4(2)         WDEI5          SDEI1         WDEI2          UFIF1
OPERATIONS
Investment income (loss) -- net                            $        439   $        423   $       (514)  $        (35)  $      6,085
Net realized gain (loss) on sales of investments                 (1,348)       (16,785)       (38,356)          (202)           (24)
Distributions from capital gains                                     --            602          1,519            129          2,958
Net change in unrealized appreciation or
  depreciation of investments                                     8,115        (32,622)       (42,391)        (7,212)         4,430
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,206        (48,382)       (79,742)        (7,320)        13,449
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      199,610         59,282         70,114             --        192,487
Net transfers(1)                                                 35,133         72,944        (80,662)         3,335        519,190
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (117)        (1,980)      (152,005)        (2,062)        (6,663)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  234,626        130,246       (162,553)         1,273        705,014
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        124,798        396,114         36,955         32,845
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    241,832   $    206,662   $    153,819   $     30,908   $    751,308
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        114,711        367,200         34,122         29,537
Contract purchase payments                                      264,029         61,403         75,374             --        167,972
Net transfers(1)                                                 45,405         63,894        (95,122)         3,898        453,172
Contract terminations:
    Surrender benefits and contract charges                        (148)        (2,095)      (168,503)        (2,188)        (5,794)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                309,286        237,913        178,949         35,832        644,887
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UFIF2           UFIF3         UFIF4           WFDI5         SFDI1
OPERATIONS
Investment income (loss) -- net                            $     80,827   $     25,234   $     54,822   $      2,479   $      6,051
Net realized gain (loss) on sales of investments                  8,897          1,904          6,762          1,188          4,137
Distributions from capital gains                                 30,633          9,364         24,520          1,151          2,914
Net change in unrealized appreciation or
  depreciation of investments                                    89,931         34,777         72,412          2,801          4,940
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     210,288         71,279        158,516          7,619         18,042
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      974,683        618,784      1,045,587        171,931        100,598
Net transfers(1)                                              2,471,977        469,974      3,876,332         (3,423)       (29,504)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (228,022)       (36,091)      (217,174)       (18,805)      (100,453)
    Death benefits                                              (19,599)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,199,039      1,052,667      4,704,745        149,703        (29,359)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,753,766        890,610      1,469,443        129,904        470,489
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,163,093   $  2,014,556   $  6,332,704   $    287,226   $    459,172
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,495,317        798,992      1,320,542        117,173        423,532
Contract purchase payments                                      869,582        549,552        913,089        150,459         87,534
Net transfers(1)                                              2,190,466        412,489      3,406,641         (2,719)       (26,885)
Contract terminations:
    Surrender benefits and contract charges                    (202,527)       (31,695)      (189,227)       (16,668)       (87,280)
    Death benefits                                              (17,070)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,335,768      1,729,338      5,451,045        248,245        396,901
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WFDI2         UGRO1(2)       UGRO2(2)      UGRO3(2)       UGRO4(2)
OPERATIONS
Investment income (loss) -- net                            $      8,630   $         --   $         (2)  $         --   $         --
Net realized gain (loss) on sales of investments                  1,445            (13)            (1)           (29)           (18)
Distributions from capital gains                                  6,210             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    16,042             (4)           (46)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      32,327            (17)           (49)           (29)           (18)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       41,907             99          7,186            160            100
Net transfers(1)                                                637,757             28             61             --             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (40,156)           (82)           (82)          (131)           (82)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  639,508             45          7,165             29             18
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 651,237             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,323,072   $         28   $      7,116   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          591,918             --             --             --             --
Contract purchase payments                                       37,363            101          8,793            162            101
Net transfers(1)                                                561,602             34             74             --             --
Contract terminations:
    Surrender benefits and contract charges                     (35,584)          (101)          (101)          (162)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,155,299             34          8,766             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EVG            SGRO1          UNDM1         UNDM2          PNDM1
OPERATIONS
Investment income (loss) -- net                            $     (1,249)  $     (3,341)  $       (104)  $       (937)  $    (21,623)
Net realized gain (loss) on sales of investments                 (5,280)       (46,537)          (464)        (7,846)      (346,667)
Distributions from capital gains                                     --             --             13             79          2,779
Net change in unrealized appreciation or
  depreciation of investments                                   (24,792)       (23,343)        (5,024)       (33,121)      (455,998)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (31,321)       (73,221)        (5,579)       (41,825)      (821,509)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,555          7,111         33,507        227,137        637,543
Net transfers(1)                                                 11,896        (28,833)        12,795        170,038         12,005
Annuity payments                                                     --             --             --             --         (5,743)
Contract terminations:
    Surrender benefits and contract charges                      (5,131)        (9,348)           (87)        (4,429)      (131,661)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,320        (31,070)        46,215        392,746        512,144
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 114,607        285,785         15,213         61,309      3,005,185
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     98,606   $    181,494   $     55,849   $    412,230   $  2,695,820
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          228,411        545,600         20,086         80,914      3,478,255
Contract purchase payments                                       21,430         17,907         54,096        368,230        827,292
Net transfers(1)                                                 31,892        (64,601)        21,294        262,435        (57,721)
Contract terminations:
    Surrender benefits and contract charges                     (12,036)       (22,443)          (118)        (7,276)      (185,235)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                269,697        476,463         95,358        704,303      4,062,591
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UNDM4            EGD           SNDM1          WNDM2        USVA1(2)
OPERATIONS
Investment income (loss) -- net                            $     (1,471)  $    (41,131)  $    (20,030)  $     (4,697)  $        (36)
Net realized gain (loss) on sales of investments                 (8,160)      (389,272)      (687,800)      (108,217)           140
Distributions from capital gains                                    133          4,843          2,132            437             54
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)      (835,351)       129,507         12,018            132
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (45,232)    (1,260,911)      (576,191)      (100,459)           290
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      158,292         98,844        123,975         (3,991)        15,961
Net transfers(1)                                                147,900         19,201       (118,031)      (167,430)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,100)      (351,159)      (323,036)       (25,212)           (79)
    Death benefits                                                   --        (31,761)       (55,418)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  296,092       (264,875)      (372,510)      (196,633)        15,882
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 145,315      5,370,338      2,139,128        493,837             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    396,175   $  3,844,552   $  1,190,427   $    196,745   $     16,172
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          193,128      4,236,699      2,896,006        700,758             --
Contract purchase payments                                      261,537         92,519        209,840         (5,747)        20,602
Net transfers(1)                                                241,614        (43,333)      (387,824)      (291,564)            --
Contract terminations:
    Surrender benefits and contract charges                     (13,628)      (320,023)      (535,493)       (40,071)          (101)
    Death benefits                                                   --        (27,556)       (85,870)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                682,651      3,938,306      2,096,659        363,376         20,501
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA2(2)       WSVA6(3)       USVA4(2)       WSVA5(3)       WSVA8(4)
OPERATIONS
Investment income (loss) -- net                            $        (77)  $       (108)  $        (42)  $        (77)  $         (2)
Net realized gain (loss) on sales of investments                   (422)        (1,885)          (128)           (18)            (2)
Distributions from capital gains                                    187             84            103             91             13
Net change in unrealized appreciation or
  depreciation of investments                                     1,468         (1,673)         1,188           (908)           (27)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,156         (3,582)         1,121           (912)           (18)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       49,530         10,597         25,485         24,984          3,214
Net transfers(1)                                                  2,163         14,944          8,745          3,420              5
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (352)          (172)           (89)          (168)          (137)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   51,341         25,369         34,141         28,236          3,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     52,497   $     21,787   $     35,262   $     27,324   $      3,064
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       64,272         13,967         33,463         30,481          3,340
Net transfers(1)                                                  2,745         13,799         11,427          4,316              5
Contract terminations:
    Surrender benefits and contract charges                        (445)          (219)          (113)          (213)          (144)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 66,572         27,547         44,777         34,584          3,201
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA2(3)        USPF1          USPF2          USPF3          USPF4
OPERATIONS
Investment income (loss) -- net                            $         (2)  $        163   $     (1,182)  $     (1,938)  $     (7,885)
Net realized gain (loss) on sales of investments                    (36)        (3,726)       (73,928)       (70,499)      (100,176)
Distributions from capital gains                                      1             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (26,419)      (511,274)      (242,845)      (625,838)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (37)       (29,982)      (586,384)      (315,282)      (733,899)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171        117,157        407,598        773,765      1,058,843
Net transfers(1)                                                     --         46,432      1,503,321        512,849      1,508,492
Annuity payments                                                     --             --             --           (670)            --
Contract terminations:
    Surrender benefits and contract charges                        (134)        (2,161)      (129,153)       (34,303)      (112,550)
    Death benefits                                                   --             --             --       (191,203)       (97,489)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       37        161,428      1,781,766      1,060,438      2,357,296
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         89,636      1,251,089        657,208      1,398,381
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    221,082   $  2,446,471   $  1,402,364   $  3,021,778
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        111,916      1,567,437        816,890      1,756,399
Contract purchase payments                                          171        182,040        565,400      1,134,891      1,404,817
Net transfers(1)                                                     --         68,523      2,063,270        713,289      2,119,432
Contract terminations:
    Surrender benefits and contract charges                        (171)        (2,917)      (200,955)       (55,784)      (158,850)
    Death benefits                                                   --             --             --       (319,470)      (161,628)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        359,562      3,995,152      2,289,816      4,960,170
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA1(2)       UABA2(2)       UABA3(2)       UABA4(2)       WABA5(4)
OPERATIONS
Investment income (loss) -- net                            $       (159)  $     (1,321)  $       (194)  $       (853)  $        (22)
Net realized gain (loss) on sales of investments                    725           (327)          (103)          (426)            19
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (320)        (5,381)        (1,278)        (5,464)            49
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         246         (7,029)        (1,575)        (6,743)            46
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       45,107        392,804         50,962        265,320          8,031
Net transfers(1)                                                 40,290        155,237         18,984        135,516          2,274
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (76)        (1,853)          (126)        (2,959)          (136)
    Death benefits                                                   --             --           (330)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   85,321        546,188         69,490        397,877         10,169
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     85,567   $    539,159   $     67,915   $    391,134   $     10,215
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       60,323        510,183         65,544        344,172          8,490
Net transfers(1)                                                 52,695        203,461         24,791        176,604          2,391
Contract terminations:
    Surrender benefits and contract charges                        (101)        (2,366)          (167)        (3,982)          (144)
    Death benefits                                                   --             --           (499)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                112,917        711,278         89,669        516,794         10,737
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA8(4)       UAAD1(2)       UAAD2(2)       UAAD3(2)       UAAD4(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (46)  $         --   $         (7)  $         (4)
Net realized gain (loss) on sales of investments                     --             (3)           (24)           (52)            (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (575)            --             59           (104)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (1)          (624)           (24)            --           (109)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          116         19,714            100         19,254         12,767
Net transfers(1)                                                     17          3,754             --          2,129            572
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (115)           (76)           (76)          (121)           (76)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       18         23,392             24         21,262         13,263
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         17   $     22,768   $         --   $     21,262   $     13,154
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          124         25,427            101         25,769         16,898
Net transfers(1)                                                     18          5,000             --          2,756            761
Contract terminations:
    Surrender benefits and contract charges                        (124)          (101)          (101)          (162)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     18         30,326             --         28,363         17,558
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAD5(5)       WAAD8(5)       UAVA1(2)       UAVA2(2)       UAVA3(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         (1)  $          5   $         11   $          1
Net realized gain (loss) on sales of investments                     (4)            (3)            (5)            (6)           (29)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --           (142)        (1,019)            (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)            (4)          (142)        (1,014)           (33)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          174            135            100         10,795            158
Net transfers(1)                                                     --             --          2,628         13,450             22
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (169)          (131)           (79)           (78)          (125)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5              4          2,649         24,167             55
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $      2,507   $     23,153   $         22
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          180            140            101         12,867            161
Net transfers(1)                                                     --             --          3,221         17,001             29
Contract terminations:
    Surrender benefits and contract charges                        (180)          (140)          (101)          (101)          (161)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --          3,221         29,767             29
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAVA4(2)       WAVA5(6)       WAVA8(6)        UGIP1          UGIP2
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $         --   $     (4,315)  $    (28,345)
Net realized gain (loss) on sales of investments                     (8)            (5)            (6)       (66,726)      (132,036)
Distributions from capital gains                                     --             --             --         25,556        181,374
Net change in unrealized appreciation or
  depreciation of investments                                       (26)            --             --       (176,991)    (1,496,513)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (34)            (5)            (6)      (222,476)    (1,475,520)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          100             21             22        399,060      2,158,949
Net transfers(1)                                                    428             --             --        230,474      2,087,930
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (78)           (16)           (16)       (28,751)      (115,136)
    Death benefits                                                   --             --             --             --        (20,119)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      450              5              6        600,783      4,111,624
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        617,944      3,468,811
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        416   $         --   $         --   $    996,251   $  6,104,915
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        640,320      3,600,756
Contract purchase payments                                          101             21             21        471,769      2,422,276
Net transfers(1)                                                    535             --             --        268,801      2,383,238
Contract terminations:
    Surrender benefits and contract charges                        (101)           (21)           (21)       (39,505)      (140,356)
    Death benefits                                                   --             --             --             --        (24,969)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    535             --             --      1,341,385      8,240,945
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIP3          UGIP4         WGIP5(5)       WGIP8(5)        UPRG1
OPERATIONS
Investment income (loss) -- net                            $    (18,374)  $    (53,153)  $         (4)  $         (3)  $     (4,614)
Net realized gain (loss) on sales of investments               (113,008)      (167,787)             3             (4)       (33,298)
Distributions from capital gains                                 92,830        245,099             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (724,984)    (2,013,737)            37            (31)      (138,350)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (763,536)    (1,989,578)            36            (38)      (176,262)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      974,366      2,682,213          2,256            134        154,891
Net transfers(1)                                                722,911      2,969,457             --          1,113            769
Annuity payments                                                   (728)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (87,965)      (150,734)          (172)          (133)       (14,802)
    Death benefits                                              (39,241)       (15,537)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,569,343      5,485,399          2,084          1,114        140,858
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,074,879      4,531,354             --             --        484,925
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,880,686   $  8,027,175   $      2,120   $      1,076   $    449,521
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,151,801      4,721,969             --             --        740,893
Contract purchase payments                                    1,080,225      2,975,995          2,403            140        299,322
Net transfers(1)                                                811,929      3,424,335             --          1,129         (9,596)
Contract terminations:
    Surrender benefits and contract charges                    (104,111)      (193,129)          (180)          (140)       (27,970)
    Death benefits                                              (41,922)       (22,978)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,897,922     10,906,192          2,223          1,129      1,002,649
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UPRG2          UPRG3          UPRG4           EPP           SPGR1
OPERATIONS
Investment income (loss) -- net                            $    (24,228)  $    (14,032)  $    (50,132)  $    (22,130)  $    (58,017)
Net realized gain (loss) on sales of investments               (186,086)      (122,300)      (172,796)      (334,494)    (1,456,601)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (681,360)      (321,239)    (1,246,621)      (303,228)       (85,773)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (891,674)      (457,571)    (1,469,549)      (659,852)    (1,600,391)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      407,760        144,121        794,842         36,239             --
Net transfers(1)                                                325,534         56,723        422,462        (44,232)      (889,872)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (155,866)       (63,099)      (104,788)      (111,298)      (462,816)
    Death benefits                                                   --        (38,474)        (1,762)        (4,348)       (66,829)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  577,428         99,271      1,110,754       (123,639)    (1,419,517)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,307,840      1,267,770      3,781,643      2,021,153      5,227,359
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,993,594   $    909,470   $  3,422,848   $  1,237,662   $  2,207,451
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,530,935      1,944,137      5,808,378      2,573,940      7,466,298
Contract purchase payments                                      725,277        251,813      1,487,117         52,747             --
Net transfers(1)                                                492,299         43,350        623,465       (127,654)    (1,842,077)
Contract terminations:
    Surrender benefits and contract charges                    (289,643)      (127,663)      (209,455)      (179,389)      (879,628)
    Death benefits                                                   --        (69,589)        (3,966)        (8,111)      (113,788)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,458,868      2,042,048      7,705,539      2,311,533      4,630,805
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UTEC1          UTEC2          UTEC3          UTEC4           ETC
OPERATIONS
Investment income (loss) -- net                            $     (1,312)  $     (6,209)  $     (3,760)  $    (12,249)  $    (13,523)
Net realized gain (loss) on sales of investments                 (8,851)      (130,785)       (74,599)      (144,052)      (513,023)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (66,039)      (211,155)      (104,528)      (386,642)       (52,248)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (76,202)      (348,149)      (182,887)      (542,943)      (578,794)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         53,705         32,249        135,131         15,753
Net transfers(1)                                                  7,131         70,792        (38,352)         8,563       (260,288)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,605)       (35,032)        (2,906)       (24,918)       (83,605)
    Death benefits                                                   --             --        (11,812)        (7,035)       (15,945)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (474)        89,465        (20,821)       111,741       (344,085)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 186,397        708,874        404,351      1,139,766      1,554,637
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    109,721   $    450,190   $    200,643   $    708,564   $    631,758
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          363,975      1,386,796        792,626      2,236,653      1,958,182
Contract purchase payments                                           --        143,341         76,065        313,395         26,658
Net transfers(1)                                                 25,956         87,723       (151,444)       (30,703)      (432,969)
Contract terminations:
    Surrender benefits and contract charges                     (18,085)       (88,141)        (8,080)       (75,250)      (137,960)
    Death benefits                                                   --             --        (24,716)       (20,769)       (26,887)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                371,846      1,529,719        684,451      2,423,326      1,387,024
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    STEC1         UAGR1(2)       UAGR2(2)       UAGR3(2)       UAGR4(2)
OPERATIONS
Investment income (loss) -- net                            $    (31,338)  $        (37)  $        (69)  $         (1)  $       (287)
Net realized gain (loss) on sales of investments             (1,580,064)           (68)             2             (1)            (9)
Distributions from capital gains                                     --              1              1              2              1
Net change in unrealized appreciation or
  depreciation of investments                                   481,361           (302)           504            (10)          (974)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,130,041)          (406)           438            (10)        (1,269)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      376,137          8,115         16,912            160         62,143
Net transfers(1)                                               (558,076)           381         19,690          1,255          3,412
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (813,030)           (91)           (91)          (145)           (90)
    Death benefits                                              (62,344)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,057,313)         8,405         36,511          1,270         65,465
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,256,312             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,068,958   $      7,999   $     36,949   $      1,260   $     64,196
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,379,528             --             --             --             --
Contract purchase payments                                    1,301,538          8,477         18,787            160         67,220
Net transfers(1)                                             (1,315,541)           441         22,044          1,391          3,801
Contract terminations:
    Surrender benefits and contract charges                  (2,549,766)          (100)          (100)          (160)          (100)
    Death benefits                                             (160,589)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,655,170          8,818         40,731          1,391         70,921
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFCO1(2)       UFCO2(2)       UFCO3(2)       UFCO4(2)       WFCO5(5)
OPERATIONS
Investment income (loss) -- net                            $       (301)  $     (1,150)  $       (169)  $       (494)  $         (7)
Net realized gain (loss) on sales of investments                   (478)            38             (1)            15             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,097)        (4,572)          (478)        (2,110)            42
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,876)        (5,684)          (648)        (2,589)            35
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      138,333        496,439         86,186        276,994            175
Net transfers(1)                                                 46,464        149,197         14,141         66,183          8,076
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (404)        (1,007)          (204)           (87)          (173)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  184,393        644,629        100,123        343,090          8,078
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    180,517   $    638,945   $     99,475   $    340,501   $      8,113
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      156,310        570,053         99,177        319,009            179
Net transfers(1)                                                 53,097        171,260         16,383         76,083          8,370
Contract terminations:
    Surrender benefits and contract charges                        (465)        (1,177)          (237)          (101)          (179)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                208,942        740,136        115,323        394,991          8,370
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFCO8(5)       UFGR1(2)       UFGR2(2)       UFGR3(2)       UFGR4(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (43)  $       (195)  $        (27)  $       (360)
Net realized gain (loss) on sales of investments                     (1)            (8)            (5)            (5)          (135)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --           (867)        (2,854)          (786)        (8,272)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)          (918)        (3,054)          (818)        (8,767)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          175         13,650         56,989         19,366         85,007
Net transfers(1)                                                     --            723         26,580          4,788          4,258
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (173)           (76)           (76)          (121)           (89)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2         14,297         83,493         24,033         89,176
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $     13,379   $     80,439   $     23,215   $     80,409
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          179         17,050         72,805         24,948        102,501
Net transfers(1)                                                     --            956         35,014          6,330          5,463
Contract terminations:
    Surrender benefits and contract charges                        (179)          (101)          (101)          (162)          (118)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --         17,905        107,718         31,116        107,846
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFGR5(6)       WFGR8(6)       UFMC1(2)       UFMC2(2)        WMDC6
OPERATIONS
Investment income (loss) -- net                            $        (35)  $         --   $       (177)  $     (1,321)  $     (8,323)
Net realized gain (loss) on sales of investments                   (872)            (6)           (50)          (915)       (12,347)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (201)            --            280          2,705       (146,333)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,108)            (6)            53            469       (167,003)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,049             21         66,211        475,166        252,931
Net transfers(1)                                                     --             --         14,437        181,200        734,591
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (15)           (15)        (1,107)        (1,378)        (9,607)
    Death benefits                                                   --             --             --             --           (355)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,034              6         79,541        654,988        977,560
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        555,738
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,926   $         --   $     79,594   $    655,457   $  1,366,295
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        522,139
Contract purchase payments                                       13,675             21         77,992        558,560        249,600
Net transfers(1)                                                     --             --         17,098        215,714        684,000
Contract terminations:
    Surrender benefits and contract charges                         (21)           (21)        (1,306)        (1,641)        (9,852)
    Death benefits                                                   --             --             --             --           (410)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,654             --         93,784        772,633      1,445,477
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC4(2)       WMDC5          WMDC8(6)       WMDC2          UFOV1(2)
OPERATIONS
Investment income (loss) -- net                            $     (1,160)  $     (1,505)  $        (25)  $       (395)  $        (40)
Net realized gain (loss) on sales of investments                   (646)        (2,428)            --            191             (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,195)       (20,709)            23         (4,282)          (528)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,001)       (24,642)            (2)        (4,486)          (572)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      336,372         73,393         24,451             --         15,237
Net transfers(1)                                                 95,011         87,964              7         35,810          2,766
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,762)          (509)           (19)           (38)           (75)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  428,621        160,848         24,439         35,772         17,928
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         99,826             --          8,315             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    425,620   $    236,032   $     24,437   $     39,601   $     17,356
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         93,943             --          7,839             --
Contract purchase payments                                      395,083         72,258         27,402             --         19,463
Net transfers(1)                                                113,150         84,663              8         34,385          3,676
Contract terminations:
    Surrender benefits and contract charges                      (5,701)          (536)           (21)           (42)          (100)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                502,532        250,328         27,389         42,182         23,039
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFOV2(2)       UFOV3(2)       UFOV4(2)       URES1(2)       URES2(2)
OPERATIONS
Investment income (loss) -- net                            $        (35)  $        (33)  $        (11)  $        (26)  $        (56)
Net realized gain (loss) on sales of investments                     --            (12)            (9)           (51)             3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (75)          (761)          (266)           324            547
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (110)          (806)          (286)           247            494
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,653          9,787          1,732          9,885          9,434
Net transfers(1)                                                  2,687          2,125          1,315          3,090         22,757
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (75)          (120)           (75)           (94)           (94)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,265         11,792          2,972         12,881         32,097
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     15,155   $     10,986   $      2,686   $     13,128   $     32,591
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       16,676         11,933          1,925         10,933         10,110
Net transfers(1)                                                  3,554          2,833          1,748          3,215         24,889
Contract terminations:
    Surrender benefits and contract charges                        (100)          (160)          (100)          (100)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,130         14,606          3,573         14,048         34,898
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WRES6         URES4(2)         ERE           SRES1          WRES2
OPERATIONS
Investment income (loss) -- net                            $     16,072   $        (13)  $      7,512   $     20,352   $        (91)
Net realized gain (loss) on sales of investments                  2,843              1           (131)       (31,066)            17
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (37,855)            80        (18,391)       (86,070)           404
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (18,940)            68        (11,010)       (96,784)           330
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      271,565          2,005         71,924         61,831          6,840
Net transfers(1)                                                527,788          5,204        285,762        806,851         51,758
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,789)           (94)       (34,903)      (350,888)           (50)
    Death benefits                                                   --             --        (17,724)       (20,578)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  780,564          7,115        305,059        497,216         58,548
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 694,955             --        433,717        958,744         13,879
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,456,579   $      7,183   $    727,766   $  1,359,176   $     72,757
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          488,420             --        325,305        684,807         11,085
Contract purchase payments                                      188,260          2,124         51,754         42,054          5,594
Net transfers(1)                                                351,829          5,682        203,060        495,914         41,226
Contract terminations:
    Surrender benefits and contract charges                     (13,067)          (100)       (25,006)      (242,227)           (41)
    Death benefits                                                   --             --        (13,262)       (14,036)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,015,442          7,706        541,851        966,512         57,864
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      USMC1          USMC2          PSMC1          USMC4          WSMC5
OPERATIONS
Investment income (loss) -- net                            $     (2,049)  $    (15,873)  $    (31,124)  $    (33,347)  $     (4,077)
Net realized gain (loss) on sales of investments                 (6,529)       (58,673)      (107,238)      (516,973)       (43,588)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (72,966)      (571,645)    (1,009,866)      (796,517)       (96,453)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (81,544)      (646,191)    (1,148,228)    (1,346,837)      (144,118)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      130,742        686,045        709,490        698,860         49,329
Net transfers(1)                                                 68,506        559,096        939,236       (104,697)        82,845
Annuity payments                                                     --             --         (1,452)            --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,488)       (64,452)       (85,480)      (169,659)        (2,096)
    Death benefits                                                   --             --        (36,964)            --         (7,858)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  195,760      1,180,689      1,524,830        424,504        122,220
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 235,418      1,630,211      2,884,175      3,513,959        366,045
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    349,634   $  2,164,709   $  3,260,777   $  2,591,626   $    344,147
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          311,929      2,164,774      2,844,121      4,682,976        723,446
Contract purchase payments                                      233,409      1,104,253        808,706      1,115,527        111,709
Net transfers(1)                                                116,838        909,365      1,079,907       (585,035)       159,005
Contract terminations:
    Surrender benefits and contract charges                      (5,934)      (104,433)      (117,740)      (304,605)        (5,560)
    Death benefits                                                   --             --        (40,808)            --        (21,401)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                656,242      4,073,959      4,574,186      4,908,863        967,199
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSMC8(6)        WSMC2         UVAS1(2)       UVAS2(2)        PVAS1
OPERATIONS
Investment income (loss) -- net                            $         --   $     (2,068)  $        (24)  $       (284)  $       (185)
Net realized gain (loss) on sales of investments                     (5)       (35,361)             6           (639)          (452)
Distributions from capital gains                                     --             --              1              1            366
Net change in unrealized appreciation or
  depreciation of investments                                        --        (15,408)           201          2,055         (2,315)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)       (52,837)           184          1,133         (2,586)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21          1,870          4,194         64,119         31,417
Net transfers(1)                                                     --         18,483         15,181         36,624         29,335
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (16)       (11,647)          (353)           (48)          (467)
    Death benefits                                                   --        (13,952)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5         (5,246)        19,022        100,695         60,285
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        175,174             --             --          2,916
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    117,091   $     19,206   $    101,828   $     60,615
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        347,835             --             --          2,015
Contract purchase payments                                           21          6,868          5,279         80,922         23,767
Net transfers(1)                                                     --         51,347         19,176         46,554         21,317
Contract terminations:
    Surrender benefits and contract charges                         (21)       (26,387)          (439)           (60)          (313)
    Death benefits                                                   --        (48,268)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        331,395         24,016        127,416         46,786
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS4(2)       WVAS5(6)       WVAS8(6)       WVAS2(3)        UMSS1
OPERATIONS
Investment income (loss) -- net                            $       (132)  $       (162)  $        (73)  $        (11)  $       (906)
Net realized gain (loss) on sales of investments                   (172)          (804)       (14,162)             1        (16,102)
Distributions from capital gains                                      1            529            999              4          7,174
Net change in unrealized appreciation or
  depreciation of investments                                       457         (2,821)            --             31        (45,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         154         (3,258)       (13,236)            25        (55,458)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,338         24,182         43,545            171        528,402
Net transfers(1)                                                 27,453         28,081        (30,291)         3,172        242,675
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (52)          (546)           (18)          (135)       (24,633)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   48,739         51,717         13,236          3,208        746,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --         71,298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     48,893   $     48,459         $   --   $      3,233   $    762,284
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --         61,488
Contract purchase payments                                       26,232         23,922         39,874            172        483,766
Net transfers(1)                                                 35,133         31,891        (39,853)         4,082        232,460
Contract terminations:
    Surrender benefits and contract charges                         (66)          (632)           (21)          (172)       (24,863)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 61,299         55,181             --          4,082        752,851
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UMSS2          PMSS1          UMSS4           EMU           SMSS1
OPERATIONS
Investment income (loss) -- net                            $     (7,717)  $     (5,445)  $    (17,851)  $     (3,952)  $     (2,214)
Net realized gain (loss) on sales of investments                (18,132)       (22,250)       (56,460)       (53,580)      (200,365)
Distributions from capital gains                                 85,962         32,309         94,384         21,939         35,212
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)      (251,255)      (713,153)      (117,038)       (91,159)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (620,840)      (246,641)      (693,080)      (152,631)      (258,526)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,705,069      1,199,517      2,756,558        220,117        181,458
Net transfers(1)                                              2,277,486      1,338,860      2,783,378        367,398        511,276
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (135,217)       (31,289)       (78,543)       (69,009)      (239,302)
    Death benefits                                              (19,498)       (20,934)        (5,777)        (3,193)       (37,229)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,827,840      2,486,154      5,455,616        515,313        416,203
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,529,647        307,457      1,584,855        673,880        593,143
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,736,647   $  2,546,970   $  6,347,391   $  1,036,562   $    750,820
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,321,211        251,581      1,373,613        546,335        472,993
Contract purchase payments                                    2,428,846      1,017,354      2,482,792        188,072        150,076
Net transfers(1)                                              2,077,583      1,171,066      2,550,072        292,629        302,264
Contract terminations:
    Surrender benefits and contract charges                    (128,243)       (29,926)       (74,095)       (57,595)      (202,035)
    Death benefits                                              (18,568)       (16,993)        (5,803)        (3,048)       (32,829)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,680,829      2,393,082      6,326,579        966,393        690,469
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WMSS2          UINT1          UINT2          UINT3          UINT4
OPERATIONS
Investment income (loss) -- net                            $       (727)  $      1,265   $      6,586   $      2,196   $     10,097
Net realized gain (loss) on sales of investments                   (138)       (13,624)       (44,377)        (8,311)      (149,746)
Distributions from capital gains                                  1,378             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (11,653)       (53,960)      (253,827)      (120,222)      (268,932)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11,140)       (66,319)      (291,618)      (126,337)      (408,581)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,322        139,939        449,788        176,711        798,508
Net transfers(1)                                                 87,148         13,138        533,775        121,591          5,636
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (242)       (11,301)       (39,939)       (17,796)      (117,449)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   88,228        141,776        943,624        280,506        686,695
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  47,990        274,624        749,772        433,473      1,327,193
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    125,078   $    350,081   $  1,401,778   $    587,642   $  1,605,307
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           41,027        324,353        887,194        514,024      1,576,124
Contract purchase payments                                        1,447        186,207        554,162        220,423        961,450
Net transfers(1)                                                 80,980         16,396        668,731        158,302        (12,961)
Contract terminations:
    Surrender benefits and contract charges                        (227)       (14,160)       (51,528)       (26,375)      (151,774)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                123,227        512,796      2,058,559        866,374      2,372,839
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT5(6)       WINT8(6)        UGRS1          UGRS2          UGRS3
OPERATIONS
Investment income (loss) -- net                            $      3,528   $      9,485   $     (2,115)  $    (18,858)  $     (5,457)
Net realized gain (loss) on sales of investments                (59,609)      (124,459)        (5,687)       (56,490)       (11,201)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,417)       (51,137)       (62,137)      (528,545)      (134,536)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (86,498)      (166,111)       (69,939)      (603,893)      (151,194)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,718          7,250         14,601        416,549         67,992
Net transfers(1)                                                372,022        592,920         45,745        221,564         82,861
Annuity payments                                                     --             --             --             --           (386)
Contract terminations:
    Surrender benefits and contract charges                     (52,974)      (125,213)        (7,433)       (65,861)       (27,228)
    Death benefits                                                   --        (32,755)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  326,766        442,202         52,913        572,252        123,239
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        229,711      1,610,448        468,790
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    240,268   $    276,091   $    212,685   $  1,578,807   $    440,835
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        325,776      2,287,766        662,411
Contract purchase payments                                        7,301          8,093         24,066        647,842        108,995
Net transfers(1)                                                338,342        494,622         84,547        314,047        151,596
Contract terminations:
    Surrender benefits and contract charges                     (59,162)      (138,995)       (12,921)      (112,612)       (48,067)
    Death benefits                                                   --        (33,563)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                286,481        330,157        421,468      3,137,043        874,935
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UGRS4          UNDS1          UNDS2          PSND1          UNDS4
OPERATIONS
Investment income (loss) -- net                            $    (19,378)  $       (985)  $     (3,764)  $     (3,170)  $     (7,101)
Net realized gain (loss) on sales of investments                (58,795)        (3,088)       (17,139)       (14,770)       (44,182)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (425,640)       (34,952)      (118,154)       (88,069)      (173,855)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (503,813)       (39,025)      (139,057)      (106,009)      (225,138)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      361,891         20,516        138,363         86,103        279,223
Net transfers(1)                                                251,962         21,897         74,889         42,155         69,711
Annuity payments                                                     --             --             --           (429)            --
Contract terminations:
    Surrender benefits and contract charges                     (31,165)        (6,415)       (11,035)        (5,357)       (24,876)
    Death benefits                                              (14,442)            --             --        (14,548)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  568,246         35,998        202,217        107,924        324,058
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,351,667        108,643        299,578        258,449        428,041
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,416,100   $    105,616   $    362,738   $    260,364   $    526,961
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,927,955        114,771        316,914        293,016        454,426
Contract purchase payments                                      592,417         30,429        180,119        119,137        335,279
Net transfers(1)                                                396,263         29,525         87,603         55,066         78,681
Contract terminations:
    Surrender benefits and contract charges                     (54,966)        (9,496)       (15,737)        (7,726)       (36,574)
    Death benefits                                              (29,572)            --             --        (18,183)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,832,097        165,229        568,899        441,310        831,812
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSND5(6)       WSND8(6)        UTRS1          UTRS2          PSTR1
OPERATIONS
Investment income (loss) -- net                            $        (46)  $         --   $      4,696   $     21,285   $      5,329
Net realized gain (loss) on sales of investments                    (27)            (6)       (14,769)       (54,955)       (42,737)
Distributions from capital gains                                     --             --         13,568         74,158         37,165
Net change in unrealized appreciation or
  depreciation of investments                                    (1,201)            --        (64,722)      (511,635)      (246,193)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,274)            (6)       (61,227)      (471,147)      (246,436)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,118             21        264,869      2,783,504      1,416,055
Net transfers(1)                                                     --             --        663,963      2,068,268      1,186,243
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (16)           (15)       (43,249)      (237,649)      (143,608)
    Death benefits                                                   --             --        (59,370)            --       (292,816)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   16,102              6        826,213      4,614,123      2,165,874
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        875,489      3,794,238      1,953,153
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     14,828   $         --   $  1,640,475   $  7,937,214   $  3,872,591
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        792,426      3,439,804      1,861,342
Contract purchase payments                                       20,228             21        256,297      2,564,696      1,362,473
Net transfers(1)                                                     --             --        631,613      1,905,869      1,170,795
Contract terminations:
    Surrender benefits and contract charges                         (21)           (21)       (42,205)      (223,735)      (146,056)
    Death benefits                                                   --             --        (53,466)            --       (299,941)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,207             --      1,584,665      7,686,634      3,948,613
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UTRS4         WSTR5(6)       WSTR8(6)       USUT1(2)       USUT2(2)
OPERATIONS
Investment income (loss) -- net                            $      7,368   $         (6)  $        (18)  $         --   $        (22)
Net realized gain (loss) on sales of investments                (65,218)            --              1              1            (20)
Distributions from capital gains                                 78,991             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (539,230)            (8)            94              7            365
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (518,089)           (14)            77              8            323
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,039,699         10,151          5,074             60             60
Net transfers(1)                                              2,676,393             --             --            313         19,467
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (166,346)           (20)           (19)           (52)           (52)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,549,746         10,131          5,055            321         19,475
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,838,689             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  8,870,346   $     10,117   $      5,132   $        329   $     19,798
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,493,459             --             --             --             --
Contract purchase payments                                    2,824,389         10,933          5,564             60             60
Net transfers(1)                                              2,486,331             --             --            376         22,636
Contract terminations:
    Surrender benefits and contract charges                    (157,956)           (21)           (21)           (60)           (60)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,646,223         10,912          5,543            376         22,636
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   PSUT1          USUT4(2)        WSUT5(6)       WSUT8(6)       UOCA1(2)
OPERATIONS
Investment income (loss) -- net                            $      1,098   $         (9)  $        (35)  $         --   $         (9)
Net realized gain (loss) on sales of investments                 (1,829)            (6)            (3)            (4)            (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (26,186)           215           (279)            --           (143)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (26,917)           200           (317)            (4)          (154)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,006             61          5,032             22          3,109
Net transfers(1)                                                 49,370          4,431             33             --          4,058
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (788)           (52)           (18)           (18)           (79)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   51,588          4,440          5,047              4          7,088
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  94,753             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    119,424   $      4,640   $      4,730   $         --   $      6,934
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          126,281             --             --             --             --
Contract purchase payments                                        4,710             60          5,538             21          3,965
Net transfers(1)                                                 79,495          5,315             40             --          4,976
Contract terminations:
    Surrender benefits and contract charges                      (1,401)           (60)           (21)           (21)          (101)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                209,085          5,315          5,557             --          8,840
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOCA2(2)       UOCA3(2)        UOCA4(2)       WOCA5(5)       WOCA8(5)
OPERATIONS
Investment income (loss) -- net                            $       (323)  $       (123)  $       (393)  $         (1)  $         (1)
Net realized gain (loss) on sales of investments                     44           (198)            14              1              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,936         (1,234)         1,569              1             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,657         (1,555)         1,190              1              1
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       84,838         20,481         55,893            172            134
Net transfers(1)                                                 25,781         11,584         70,604             43             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,610)          (126)          (315)          (174)          (135)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  109,009         31,939        126,182             41             (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    110,666   $     30,384   $    127,372   $         42          $  --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                      110,706         24,700         72,682            181            141
Net transfers(1)                                                 32,503         14,264         90,528             43             --
Contract terminations:
    Surrender benefits and contract charges                      (2,008)          (162)          (395)          (181)          (141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                141,201         38,802        162,815             43             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOGS1(2)       UOGS2(2)       WOGS6(3)       UOGS4(2)        WOGS5(3)
OPERATIONS
Investment income (loss) -- net                            $        (29)  $       (155)  $       (473)  $       (129)  $        (28)
Net realized gain (loss) on sales of investments                     (1)          (167)          (340)          (495)          (174)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (532)        (4,038)       (13,091)        (2,130)          (106)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (562)        (4,360)       (13,904)        (2,754)          (308)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,213         63,562          4,371         38,587            214
Net transfers(1)                                                    444         35,462        158,939          7,200          9,573
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (46)           (46)        (2,588)           (66)          (164)
    Death benefits                                                   --             --           (173)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,611         98,978        160,549         45,721          9,623
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     19,049   $     94,618   $    146,645   $     42,967   $      9,315
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       24,307         78,142          5,605         47,014            214
Net transfers(1)                                                    570         45,232        187,541          9,169         12,062
Contract terminations:
    Surrender benefits and contract charges                         (61)           (61)        (3,207)           (85)          (214)
    Death benefits                                                   --             --           (237)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 24,816        123,313        189,702         56,098         12,062
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS8(5)       WOGS2(3)       UOHI1(2)       UOHI2(2)       UOHI3(2)
OPERATIONS
Investment income (loss) -- net                            $         (5)  $         (2)  $        (53)  $       (232)  $         (1)
Net realized gain (loss) on sales of investments                     (2)           (39)           (86)          (165)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (114)            --            388          2,265              5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (121)           (41)           249          1,868              4
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,204            172         10,538        108,120          3,999
Net transfers(1)                                                     --             --          6,947         21,049            355
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (129)          (131)           (96)          (277)          (153)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,075             41         17,389        128,892          4,201
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,954   $         --   $     17,638   $    130,760   $      4,205
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        8,737            171         11,091        113,966          4,163
Net transfers(1)                                                     --             --          7,373         22,541            381
Contract terminations:
    Surrender benefits and contract charges                        (140)          (171)          (100)          (288)          (160)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,597             --         18,364        136,219          4,384
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOHI4(2)       UOSM1(2)       UOSM2(2)       UOSM3(2)       UOSM4(2)
OPERATIONS
Investment income (loss) -- net                            $       (132)  $        (60)  $       (254)  $       (122)  $       (184)
Net realized gain (loss) on sales of investments                     27            (85)          (108)           (21)           (68)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,043         (1,469)        (1,371)        (1,411)        (1,934)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         938         (1,614)        (1,733)        (1,554)        (2,186)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       63,929         27,585        103,407         48,156         47,010
Net transfers(1)                                                  7,932            407         57,082          5,193         23,938
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (103)           (80)          (503)          (129)           (89)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   71,758         27,912        159,986         53,220         70,859
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     72,696   $     26,298   $    158,253   $     51,666   $     68,673
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       67,450         32,457        129,268         58,773         56,681
Net transfers(1)                                                  8,506            742         70,650          6,446         30,075
Contract terminations:
    Surrender benefits and contract charges                        (108)          (101)          (619)          (163)          (113)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 75,848         33,098        199,299         65,056         86,643
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOSM5(4)       WOSM8(4)        USTB1(2)      USTB2(2)       WSTB6(3)
OPERATIONS
Investment income (loss) -- net                            $         (7)  $         (7)  $        (52)  $       (438)  $     (1,215)
Net realized gain (loss) on sales of investments                     (1)            --              4             15            (37)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (45)          (185)         1,047          6,195          9,431
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (53)          (192)           999          5,772          8,179
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,149         12,105         27,936         61,871        123,071
Net transfers(1)                                                    340              5         11,778         99,196         89,747
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (1,402)          (229)        (2,200)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,489         12,110         38,312        160,838        210,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,436   $     11,918   $     39,311   $    166,610   $    218,797
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        3,257         12,524         27,663         62,246        124,232
Net transfers(1)                                                    352              5         11,659         98,895         90,111
Contract terminations:
    Surrender benefits and contract charges                          --             --         (1,375)          (225)        (2,206)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,609         12,529         37,947        160,916        212,137
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB4(2)       WSTB5(3)       WSTB8(5)       WSTB2(3)        UGIN1
OPERATIONS
Investment income (loss) -- net                            $       (582)  $        (15)  $         (1)  $         (2)  $      1,931
Net realized gain (loss) on sales of investments                    189             --              5              6         (7,872)
Distributions from capital gains                                     --             --             --             --          1,709
Net change in unrealized appreciation or
  depreciation of investments                                     6,034            228             --             --        (40,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,641            213              4              4        (44,359)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      135,873          7,295            141            171         35,088
Net transfers(1)                                                 12,140          3,095             --             --         72,382
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (958)          (220)          (145)          (175)       (10,829)
    Death benefits                                                   --             --             --             --        (36,033)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  147,055         10,170             (4)            (4)        60,608
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        284,555
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    152,696   $     10,383   $         --   $         --   $    300,804
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        287,498
Contract purchase payments                                      136,548          7,224            140            171         44,905
Net transfers(1)                                                 12,118          3,066             --             --         95,980
Contract terminations:
    Surrender benefits and contract charges                        (958)          (214)          (140)          (171)       (12,275)
    Death benefits                                                   --             --             --             --        (37,289)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                147,708         10,076             --             --        378,819
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIN2          PGIN1          UGIN4           EPG          WGIN8(6)
OPERATIONS
Investment income (loss) -- net                            $      4,391   $      1,557   $        (90)  $     12,322   $         --
Net realized gain (loss) on sales of investments                (44,613)       (22,418)       (68,608)      (311,325)            (5)
Distributions from capital gains                                  7,718          6,047          6,986         37,305             --
Net change in unrealized appreciation or
  depreciation of investments                                  (318,775)      (260,254)      (280,175)    (1,192,262)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (351,279)      (275,068)      (341,887)    (1,453,960)            (5)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      476,645        259,527        486,540        191,471             22
Net transfers(1)                                                362,060        365,466        285,153       (152,377)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (64,035)       (58,797)       (42,460)      (517,009)           (17)
    Death benefits                                                   --         (1,867)            --        (66,793)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  774,670        564,329        729,233       (544,708)             5
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,152,706        918,483      1,091,044      7,289,538             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,576,097   $  1,207,744   $  1,478,390   $  5,290,870   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,166,067        963,282      1,108,568      6,280,095             --
Contract purchase payments                                      518,427        276,221        521,827        176,604             21
Net transfers(1)                                                377,691        416,472        300,598       (179,283)            --
Contract terminations:
    Surrender benefits and contract charges                     (71,596)       (71,011)       (51,626)      (504,699)           (21)
    Death benefits                                                   --         (1,940)            --        (66,372)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,990,589      1,583,024      1,879,367      5,706,345             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR1(2)       UIGR2(2)        PIGR1         UIGR4(2)         EPL
OPERATIONS
Investment income (loss) -- net                            $        (58)  $       (666)  $    (16,600)  $       (983)  $     (7,996)
Net realized gain (loss) on sales of investments                   (168)          (500)      (268,143)          (830)      (206,293)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (727)           858       (548,102)         1,737       (102,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (953)          (308)      (832,845)           (76)      (316,416)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       27,086        278,624        493,290        364,747        147,834
Net transfers(1)                                                    156         69,887       (151,461)        67,101         62,726
Annuity payments                                                     --             --         (1,800)            --             --
Contract terminations:
    Surrender benefits and contract charges                         (47)        (1,503)      (102,187)           (72)      (107,087)
    Death benefits                                                   --             --        (12,196)            --        (37,057)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   27,195        347,008        225,646        431,776         66,416
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --      4,269,371             --      1,651,442
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     26,242   $    346,700   $  3,662,172   $    431,700   $  1,401,442
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      4,730,889             --      1,775,441
Contract purchase payments                                       32,921        350,351        612,600        458,849        177,170
Net transfers(1)                                                    105         87,378       (200,488)        84,788         73,923
Contract terminations:
    Surrender benefits and contract charges                         (60)        (1,919)      (132,342)           (92)      (125,002)
    Death benefits                                                   --             --        (16,573)            --        (45,623)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 32,966        435,810      4,994,086        543,545      1,855,909
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WIGR8(6)        WIGR2         UPRE1(2)       UPRE2(2)       UPRE3(2)
OPERATIONS
Investment income (loss) -- net                            $         (9)  $     (3,212)  $         (1)  $        (86)  $         (2)
Net realized gain (loss) on sales of investments                     (1)       (58,061)            (2)           (11)           (44)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (150)       (25,244)           (10)        (1,902)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (160)       (86,517)           (13)        (1,999)           (46)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,870             --            100         43,626            240
Net transfers(1)                                                     17         12,227            430          5,055             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (18)       (19,251)           (81)          (266)          (194)
    Death benefits                                                   --        (18,305)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,869        (25,329)           449         48,415             46
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        427,111             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      5,709   $    315,265   $        436   $     46,416   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        729,923             --             --             --
Contract purchase payments                                        6,746             --            101         51,653            242
Net transfers(1)                                                     20         14,455            540          6,166             --
Contract terminations:
    Surrender benefits and contract charges                         (21)       (36,485)          (101)          (328)          (242)
    Death benefits                                                   --        (42,386)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  6,745        665,507            540         57,491             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UPRE4(2)        UVIS1          UVIS2          UVIS3          UVIS4
OPERATIONS
Investment income (loss) -- net                            $        (17)  $     (1,126)  $    (13,419)  $     (6,451)  $    (30,827)
Net realized gain (loss) on sales of investments                      3        (38,629)      (130,306)       (54,204)      (498,928)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       150        (12,919)      (342,955)      (142,935)      (246,751)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         136        (52,674)      (486,680)      (203,590)      (776,506)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          208          1,537        106,129         13,955        200,723
Net transfers(1)                                                  5,114        (33,884)        58,215         24,245     (2,245,234)
Annuity payments                                                     --             --             --           (172)            --
Contract terminations:
    Surrender benefits and contract charges                         (81)        (7,353)       (55,142)       (18,965)       (43,308)
    Death benefits                                                   --             --             --        (11,459)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,241        (39,700)       109,202          7,604     (2,087,819)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        160,093      1,403,394        618,023      4,259,889
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      5,377   $     67,719   $  1,025,916   $    422,037   $  1,395,564
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        264,816      2,325,424      1,023,651      7,085,506
Contract purchase payments                                          235          3,652        197,245         26,859        402,751
Net transfers(1)                                                  6,536        (89,520)        69,276         24,616     (4,006,126)
Contract terminations:
    Surrender benefits and contract charges                        (101)       (15,938)      (115,554)       (34,773)       (91,425)
    Death benefits                                                   --             --             --        (20,204)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  6,670        163,010      2,476,391      1,020,149      3,390,706
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                                    EPT          WVIS8(6)        WVIS2
OPERATIONS
Investment income (loss) -- net                                                          $     (8,680)  $         --   $     (4,230)
Net realized gain (loss) on sales of investments                                              (85,018)            (5)       (48,233)
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                (147,219)            --        (53,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                  (240,917)            (5)      (105,797)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                     51,041             21             --
Net transfers(1)                                                                               69,514             --         19,249
Annuity payments                                                                                   --             --             --
Contract terminations:
    Surrender benefits and contract charges                                                   (32,588)           (16)       (22,916)
    Death benefits                                                                             (6,172)            --        (12,144)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                 81,795              5        (15,811)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                               716,724             --        320,856
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $    557,602   $         --   $    199,248
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                        781,502             --        668,133
Contract purchase payments                                                                     66,697             21             --
Net transfers(1)                                                                               91,652             --         43,518
Contract terminations:
    Surrender benefits and contract charges                                                   (42,417)           (21)       (62,850)
    Death benefits                                                                             (9,205)            --        (41,062)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                              888,229             --        607,739
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

(2) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.

(3) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(4) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.

(5) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.

(6) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   PBND1           ESI           SBND1          UCMG1          UCMG2
OPERATIONS
Investment income (loss) -- net                            $      4,669   $    682,185   $     92,648   $      6,363   $     23,105
Net realized gain (loss) on sale of investments                     269       (129,959)         2,125              2             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       398        249,511        (12,724)           (17)           (73)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,336        801,737         82,049          6,348         23,027
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        392,694         45,721         72,505        414,634
Net transfers(1)                                                 21,723        135,621        751,120        451,974      2,441,327
Annuity payments                                                     --         (1,075)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,903)    (1,253,230)       (98,267)            (1)       (21,590)
    Death benefits                                                   --       (110,742)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            19,820       (836,732)       698,574        524,478      2,834,371
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  85,549     13,157,333        710,040         54,952             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    110,705   $ 13,122,338   $  1,490,663   $    585,778   $  2,857,398
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           81,583      9,498,099        687,876         53,407             --
Contract purchase payments                                           --        276,188         42,929         68,993        416,079
Net transfers(1)                                                 19,467         98,081        723,511        431,923      2,433,405
Contract terminations:
    Surrender benefits and contract charges                      (1,756)      (872,057)       (91,379)            (1)       (21,393)
    Death benefits                                                   --        (77,062)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 99,294      8,923,249      1,362,937        554,322      2,828,091
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PCMG1          UCMG4           EMS           SCMG1          PDEI1
OPERATIONS
Investment income (loss) -- net                            $     13,308   $     33,757   $    220,673   $    296,353   $       (487)
Net realized gain (loss) on sale of investments                      (1)             2         (1,096)            49         30,923
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (59)          (106)           605           (576)           870
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,248         33,653        220,182        295,826         31,306
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      538,610        858,103      2,036,753      2,282,409        139,247
Net transfers(1)                                              1,985,789      2,622,121      5,157,424        449,362        407,388
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (22,079)       (94,490)    (2,250,927)    (2,502,884)      (477,380)
    Death benefits                                              (92,794)            --             --       (396,463)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         2,409,526      3,385,734      4,943,250       (167,576)        69,255
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     366        635,049      5,461,808     11,833,617        243,860
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,423,140   $  4,054,436   $ 10,625,240   $ 11,961,867   $    344,421
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              350        618,285      4,421,199     11,510,757        244,084
Contract purchase payments                                      503,480        820,668      1,634,378      2,233,625        142,415
Net transfers(1)                                              1,854,182      2,508,422      4,127,361        460,986        406,604
Contract terminations:
    Surrender benefits and contract charges                     (20,569)       (89,957)    (1,774,260)    (2,394,165)      (451,275)
    Death benefits                                              (87,359)            --             --       (412,026)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,250,084      3,857,418      8,408,678     11,399,177        341,828
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WDEI5          SDEI1          WDEI2          UFIF1          UFIF2
OPERATIONS
Investment income (loss) -- net                            $        (41)  $       (659)  $        (59)  $        515   $     29,600
Net realized gain (loss) on sale of investments                    (184)       (49,930)            27            217            189
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,747          4,363          1,811            (36)        (3,138)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,522        (46,226)         1,779            696         26,651
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,207             --         22,454         15,698      2,012,813
Net transfers(1)                                                 85,446        413,382         10,324         16,452        721,934
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (316)       (18,000)          (770)            (1)       (33,345)
    Death benefits                                                   --         (8,733)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           115,337        386,649         32,008         32,149      2,701,402
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,939         55,691          3,168             --         25,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    124,798   $    396,114   $     36,955   $     32,845   $  2,753,766
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,350         51,889          2,939             --         24,512
Contract purchase payments                                       28,086             --         22,614         14,456      1,843,436
Net transfers(1)                                                 79,571        340,376          9,288         15,082        657,659
Contract terminations:
    Surrender benefits and contract charges                        (296)       (16,402)          (719)            (1)       (30,290)
    Death benefits                                                   --         (8,663)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                114,711        367,200         34,122         29,537      2,495,317
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UFIF3          UFIF4          WFDI5          SFDI1          WFDI2
OPERATIONS
Investment income (loss) -- net                            $     10,110   $     18,650   $      2,151   $      7,462   $     15,261
Net realized gain (loss) on sale of investments                     177            286             59          1,120            803
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (258)          (258)           (39)          (668)         5,156
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      10,029         18,678          2,171          7,914         21,220
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      562,396        763,512         86,403         70,261         86,332
Net transfers(1)                                                304,914        680,896            184        389,493        215,719
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,355)       (29,266)          (346)       (23,014)       (19,988)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           864,955      1,415,142         86,241        436,740        282,063
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,626         35,623         41,492         25,835        347,954
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    890,610   $  1,469,443   $    129,904   $    470,489   $    651,237
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,725         33,594         39,245         24,341        330,870
Contract purchase payments                                      508,795        693,532         78,011         64,667         78,875
Net transfers(1)                                                277,596        619,878            229        355,333        200,348
Contract terminations:
    Surrender benefits and contract charges                      (2,124)       (26,462)          (312)       (20,809)       (18,175)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                798,992      1,320,542        117,173        423,532        591,918
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EVG           SGRO1          UNDM1          UNDM2          PNDM1
OPERATIONS
Investment income (loss) -- net                            $     (3,076)  $     (5,368)  $        (39)  $        (85)  $    (26,453)
Net realized gain (loss) on sale of investments                (103,765)       (58,019)           (39)           (58)      (102,902)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (24,198)       (76,898)          (193)         1,623       (331,473)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (131,039)      (140,285)          (271)         1,480       (460,828)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       23,925          4,107          9,189            713        607,529
Net transfers(1)                                                 80,977         19,831          6,296         59,116      1,266,355
Annuity payments                                                     --             --             --             --         (7,793)
Contract terminations:
    Surrender benefits and contract charges                      (6,803)       (24,980)            (1)            --       (459,875)
    Death benefits                                                   --             --             --             --         (9,657)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            98,099         (1,042)        15,484         59,829      1,396,559
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 147,547        427,112             --             --      2,069,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    114,607   $    285,785   $     15,213   $     61,309   $  3,005,185
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          200,212        554,033             --             --      1,936,840
Contract purchase payments                                       35,989          5,105         11,414            899        687,507
Net transfers(1)                                                  4,503         27,569          8,673         80,015      1,355,496
Contract terminations:
    Surrender benefits and contract charges                     (12,293)       (41,107)            (1)            --       (490,439)
    Death benefits                                                   --             --             --             --        (11,149)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                228,411        545,600         20,086         80,914      3,478,255
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UNDM4           EGD           SNDM1          WNDM2          USPF1
OPERATIONS
Investment income (loss) -- net                            $       (967)  $    (60,329)  $    (25,952)  $     (6,364)  $         58
Net realized gain (loss) on sale of investments                  (1,441)      (126,943)      (127,964)        (3,487)        (5,643)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (9,092)      (844,510)      (245,647)       (79,605)           340
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11,500)    (1,031,782)      (399,563)       (89,456)        (5,245)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       43,573        412,497        182,483         70,399         10,507
Net transfers(1)                                                 87,563        641,651        220,415        104,692         80,044
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,880)      (362,349)       (88,535)        (7,533)        (2,364)
    Death benefits                                                   --        (25,717)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           127,256        666,082        314,363        167,558         88,187
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  29,559      5,736,038      2,224,328        415,735          6,694
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    145,315   $  5,370,338   $  2,139,128   $    493,837   $     89,636
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           32,247      3,716,997      2,468,296        483,327          7,249
Contract purchase payments                                       49,438        308,358        224,502         98,231         12,134
Net transfers(1)                                                111,546        509,304        323,253        128,490         95,975
Contract terminations:
    Surrender benefits and contract charges                        (103)      (277,964)      (120,045)        (9,290)        (3,442)
    Death benefits                                                   --        (19,996)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                193,128      4,236,699      2,896,006        700,758        111,916
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      USPF2          USPF3          USPF4          UGIP1          UGIP2
OPERATIONS
Investment income (loss) -- net                            $        270   $       (658)  $     (1,308)  $     (1,420)  $     (8,974)
Net realized gain (loss) on sale of investments                  (2,131)        (5,048)        (6,103)        (4,711)        (3,706)
Distributions from capital gains                                     --             --             --         11,803         31,868
Net change in unrealized appreciation or
  depreciation of investments                                    22,236         (7,750)         6,924        (19,696)        (3,692)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      20,375        (13,456)          (487)       (14,024)        15,496
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      713,311        250,773        475,622        123,556      1,747,537
Net transfers(1)                                                516,221        391,348        827,156        490,750      1,660,648
Annuity payments                                                     --           (617)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,031)        (1,909)        (5,239)       (12,406)       (17,918)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,228,501        639,595      1,297,539        601,900      3,390,267
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,213         31,069        101,329         30,068         63,048
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,251,089   $    657,208   $  1,398,381   $    617,944   $  3,468,811
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,398         33,691        109,935         30,898         64,843
Contract purchase payments                                      911,484        305,222        617,740        123,116      1,838,249
Net transfers(1)                                                655,013        488,451      1,034,977        499,688      1,716,320
Contract terminations:
    Surrender benefits and contract charges                      (1,458)       (10,474)        (6,253)       (13,382)       (18,656)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,567,437        816,890      1,756,399        640,320      3,600,756
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIP3          UGIP4          UPRG1          UPRG2          UPRG3
OPERATIONS
Investment income (loss) -- net                            $     (7,370)  $    (17,462)  $     (2,639)  $    (15,296)  $     (9,623)
Net realized gain (loss) on sale of investments                   4,400          1,181        (10,945)       (56,289)       (27,273)
Distributions from capital gains                                 30,507         63,243         12,516         78,187         39,199
Net change in unrealized appreciation or
  depreciation of investments                                   (45,536)       (80,924)       (30,139)      (225,949)      (114,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (17,999)       (33,962)       (31,207)      (219,347)      (112,117)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      458,299      1,719,362        183,888      1,008,847        157,855
Net transfers(1)                                              1,442,849      2,582,443        307,876      1,212,475        895,426
Annuity payments                                                   (662)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,498)       (19,704)       (13,189)       (44,283)        (4,991)
    Death benefits                                               (9,495)            --             --             --         (8,714)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,885,493      4,282,101        478,575      2,177,039      1,039,576
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 207,385        283,215         37,557        350,148        340,311
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,074,879   $  4,531,354   $    484,925   $  2,307,840   $  1,267,770
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          213,427        291,617         47,151        437,601        425,680
Contract purchase payments                                      466,484      1,764,737        261,198      1,439,428        235,669
Net transfers(1)                                              1,494,953      2,684,016        453,760      1,721,277      1,303,540
Contract terminations:
    Surrender benefits and contract charges                     (12,933)       (18,401)       (21,216)       (67,371)        (7,238)
    Death benefits                                              (10,130)            --             --             --        (13,514)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,151,801      4,721,969        740,893      3,530,935      1,944,137
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UPRG4           EPP           SPGR1          UTEC1          UTEC2
OPERATIONS
Investment income (loss) -- net                            $    (28,785)  $    (35,801)  $   (100,750)  $     (1,202)  $     (5,216)
Net realized gain (loss) on sale of investments                 (45,857)      (654,703)    (1,577,020)       (11,254)       (19,539)
Distributions from capital gains                                107,952        163,708        379,405          9,092         43,864
Net change in unrealized appreciation or
  depreciation of investments                                  (322,924)      (183,026)      (431,950)       (23,626)      (117,149)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (289,614)      (709,822)    (1,730,615)       (26,990)       (98,040)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,263,458        238,420             --        121,241        225,007
Net transfers(1)                                              2,294,705       (588,767)      (480,453)        63,114        449,913
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (45,827)      (108,515)      (446,490)        (1,565)       (17,863)
    Death benefits                                                   --        (57,462)      (127,781)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         3,512,336       (516,324)     1,054,724        182,790        657,057
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 558,921      3,247,299      8,012,398         30,597        149,857
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,781,643   $  2,021,153   $  5,227,359   $    186,397   $    708,874
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          699,537      3,368,268      9,297,787         44,108        216,059
Contract purchase payments                                    1,827,261        255,607             --        209,427        429,157
Net transfers(1)                                              3,348,164       (858,348)     1,034,152        113,615        774,951
Contract terminations:
    Surrender benefits and contract charges                     (66,584)      (126,789)      (617,256)        (3,175)       (33,371)
    Death benefits                                                   --        (64,798)      (180,081)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,808,378      2,573,940      7,466,298        363,975      1,386,796
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    UTEC3          UTEC4           ETC           STEC1         WMDC6(2)
OPERATIONS
Investment income (loss) -- net                            $     (3,881)  $    (10,157)  $    (26,612)  $    (76,550)  $     (1,260)
Net realized gain (loss) on sale of investments                 (39,778)       (30,475)      (697,884)    (3,882,157)           (54)
Distributions from capital gains                                 28,351         64,851        166,708        510,506             --
Net change in unrealized appreciation or
  depreciation of investments                                   (73,364)      (210,940)      (181,738)     1,201,985         24,021
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (88,672)      (186,721)      (739,526)    (2,246,216)        22,707
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       37,757        380,454         73,650        327,797        212,955
Net transfers(1)                                                269,095        634,868       (110,570)    (1,098,064)       320,479
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,099)        (5,700)       (75,761)      (339,398)          (403)
    Death benefits                                                   --             --        (53,427)       (31,851)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           300,753      1,009,622       (166,108)    (1,141,516)       533,031
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 192,270        316,865      2,460,271      6,644,044             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    404,351   $  1,139,766   $  1,554,637   $  3,256,312   $    555,738
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          277,449        456,291      2,278,134      9,542,504             --
Contract purchase payments                                       61,650        656,452         65,728        488,395        208,795
Net transfers(1)                                                464,353      1,134,580       (243,259)    (2,960,242)       313,727
Contract terminations:
    Surrender benefits and contract charges                     (10,826)       (10,670)       (85,006)      (636,281)          (383)
    Death benefits                                                   --             --        (57,415)       (54,848)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                792,626      2,236,653      1,958,182      6,379,528        522,139
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                   WMDC5(2)       WMDC2(2)        WRES6           ERE           SRES1
OPERATIONS
Investment income (loss) -- net                            $       (338)  $        (10)  $      8,292   $     12,833   $     24,115
Net realized gain (loss) on sale of investments                       5            (17)           536          6,672        (40,498)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,530            276         18,872            615         43,062
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,197            249         27,700         20,120         26,679
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       69,407          4,515        386,274         93,948        364,306
Net transfers(1)                                                 26,222          3,551         90,510         95,493        455,830
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (2,266)       (20,692)      (242,169)
    Death benefits                                                   --             --             --         (8,847)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            95,629          8,066        474,518        159,902        577,967
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        192,737        253,695        354,098
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     99,826   $      8,315   $    694,955   $    433,717   $    958,744
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        144,333        202,243        268,500
Contract purchase payments                                       68,115          4,383        279,345         73,976        272,939
Net transfers(1)                                                 25,828          3,456         66,425         71,904        331,156
Contract terminations:
    Surrender benefits and contract charges                          --             --         (1,683)       (15,778)      (187,788)
    Death benefits                                                   --             --             --         (7,040)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 93,943          7,839        488,420        325,305        684,807
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WRES2          USMC1          USMC2          PSMC1          USMC4
OPERATIONS
Investment income (loss) -- net                            $         78   $       (891)  $     (7,034)  $    (16,178)  $    (17,062)
Net realized gain (loss) on sale of investments                      75        (14,351)        (8,675)       (41,339)       (14,544)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       471          8,079        (29,021)       (94,204)        41,562
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         624         (7,163)       (44,730)      (151,721)         9,956
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,874         59,080        671,959        916,633        870,195
Net transfers(1)                                                  4,635        138,893        855,294      1,089,825      2,336,944
Annuity payments                                                     --             --             --         (1,996)            --
Contract terminations:
    Surrender benefits and contract charges                        (383)        (1,764)       (20,852)       (12,134)       (16,570)
    Death benefits                                                   --             --        (12,792)        (3,666)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            11,126        196,209      1,493,609      1,988,662      3,190,569
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,129         46,372        181,332      1,047,234        313,434
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,879   $    235,418   $  1,630,211   $  2,884,175   $  3,513,959
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,803         51,563        201,750        854,767        349,234
Contract purchase payments                                        5,647         72,243        903,416        929,167      1,153,884
Net transfers(1)                                                  3,945        190,494      1,105,999      1,076,833      3,202,113
Contract terminations:
    Surrender benefits and contract charges                        (310)        (2,371)       (28,896)       (12,748)       (22,255)
    Death benefits                                                   --             --        (17,495)        (3,898)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 11,085        311,929      2,164,774      2,844,121      4,682,976
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WSMC5          WSMC2          PVAS1          UMSS1          UMSS2
OPERATIONS
Investment income (loss) -- net                            $     (2,156)  $     (1,914)  $        (12)  $        252   $     (1,746)
Net realized gain (loss) on sale of investments                  (4,649)        (8,426)          (199)        (1,148)           169
Distributions from capital gains                                     --             --             60          2,232          7,835
Net change in unrealized appreciation or
  depreciation of investments                                    (6,105)       (17,326)           215            417         30,138
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (12,910)       (27,666)            64          1,753         36,396
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       69,391          2,308          2,501         17,737        937,965
Net transfers(1)                                                165,057         50,236             21         28,942        551,900
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (13,464)        (5,639)            (2)            (2)        (4,404)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           220,984         46,905          2,520         46,677      1,485,461
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 157,971        155,935            332         22,868          7,790
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    366,045   $    175,174   $      2,916   $     71,298   $  1,529,647
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          260,417        258,072            258         20,898          7,156
Contract purchase payments                                      139,317          5,314          1,678         15,686        832,710
Net transfers(1)                                                350,692         94,957             80         24,906        485,217
Contract terminations:
    Surrender benefits and contract charges                     (26,980)       (10,508)            (1)            (2)        (3,872)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                723,446        347,835          2,015         61,488      1,321,211
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PMSS1          UMSS4           EMU           SMSS1          WMSS2
OPERATIONS
Investment income (loss) -- net                            $       (201)  $       (745)  $      3,054   $     13,653   $       (247)
Net realized gain (loss) on sale of investments                  (1,040)        (6,598)        (6,759)      (122,294)           269
Distributions from capital gains                                  3,119         22,901         31,187         93,662             20
Net change in unrealized appreciation or
  depreciation of investments                                      (720)         9,035        (25,983)       (24,654)            70
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,158         24,593          1,499        (39,633)           112
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      125,964        883,909         88,382        277,425         41,223
Net transfers(1)                                                180,043        706,194        423,995        492,762          4,018
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (110)       (45,781)       (38,163)      (231,063)          (343)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           305,897      1,544,322        474,214        539,124         44,898
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     402         15,940        198,167         93,652          2,980
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    307,457   $  1,584,855   $    673,880   $    593,143   $     47,990
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              347         14,596        169,587         78,742          2,680
Contract purchase payments                                      102,958        767,737         71,278        214,860         34,906
Net transfers(1)                                                148,365        626,832        336,168        370,604          3,739
Contract terminations:
    Surrender benefits and contract charges                         (89)       (35,552)       (30,698)      (191,213)          (298)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                251,581      1,373,613        546,335        472,993         41,027
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UINT1          UINT2          UINT3          UINT4          UGRS1
OPERATIONS
Investment income (loss) -- net                            $      1,712   $        386   $        (28)  $      8,268   $     (1,406)
Net realized gain (loss) on sale of investments                 (19,017)        (6,789)        (3,217)        (2,803)       (28,870)
Distributions from capital gains                                 24,784         28,280         17,493        132,387            434
Net change in unrealized appreciation or
  depreciation of investments                                   (25,423)       (57,680)       (39,171)      (217,635)        (9,657)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (17,944)       (35,803)       (24,923)       (79,783)       (39,499)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       90,371        494,955        336,929        371,861        160,882
Net transfers(1)                                                188,209        307,894         68,793        982,316        108,872
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (8,694)        (5,189)           (94)        (1,242)        (3,784)
    Death benefits                                                   --        (12,085)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           269,886        785,575        405,628      1,352,935        265,970
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  22,682             --         52,768         54,041          3,240
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    274,624   $    749,772   $    433,473   $  1,327,193   $    229,711
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           22,275             --         51,901         53,183          3,418
Contract purchase payments                                      102,202        554,490        383,308        419,291        179,005
Net transfers(1)                                                210,429        353,777         78,926      1,105,199        149,184
Contract terminations:
    Surrender benefits and contract charges                     (10,553)        (6,199)          (111)        (1,549)        (5,831)
    Death benefits                                                   --        (14,874)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                324,353        887,194        514,024      1,576,124        325,776
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGRS2          UGRS3          UGRS4          UNDS1          UNDS2
OPERATIONS
Investment income (loss) -- net                            $     (7,356)  $     (2,687)  $     (8,214)  $       (675)  $     (1,699)
Net realized gain (loss) on sale of investments                 (17,525)        (7,797)       (17,271)        (1,157)           (39)
Distributions from capital gains                                  1,840            889          3,054          1,401          3,233
Net change in unrealized appreciation or
  depreciation of investments                                   (35,716)       (21,945)       (75,623)        (1,769)         7,589
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (58,757)       (31,540)       (98,054)        (2,200)         9,084
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,018,839        310,998        754,789         20,765        124,127
Net transfers(1)                                                639,328        121,587        526,797         66,314        160,521
Annuity payments                                                     --           (375)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (8,458)        (2,766)        (8,924)        (2,961)          (784)
    Death benefits                                              (47,798)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,601,911        429,444      1,272,662         84,118        283,864
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  67,294         70,886        177,059         26,725          6,630
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,610,448   $    468,790   $  1,351,667   $    108,643   $    299,578
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           71,064         74,919        187,253         26,563          6,578
Contract purchase payments                                    1,433,813        429,863      1,028,289         21,207        139,838
Net transfers(1)                                                864,471        166,858        724,843         70,191        171,436
Contract terminations:
    Surrender benefits and contract charges                     (12,347)        (9,229)       (12,430)        (3,190)          (938)
    Death benefits                                              (69,235)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,287,766        662,411      1,927,955        114,771        316,914
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PSND1          UNDS4          UTRS1          UTRS2          PSTR1
OPERATIONS
Investment income (loss) -- net                            $     (1,686)  $     (3,138)  $       (384)  $     (2,557)  $     (2,845)
Net realized gain (loss) on sale of investments                    (136)          (667)        (2,562)            33         (2,215)
Distributions from capital gains                                  2,532          5,451          4,972         15,799         10,429
Net change in unrealized appreciation or
  depreciation of investments                                       564         (1,840)         3,929         52,353          9,745
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,274           (194)         5,955         65,628         15,114
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      129,065        221,896        216,682      2,588,289      1,070,360
Net transfers(1)                                                 97,859        129,860        624,486      1,063,897        881,412
Annuity payments                                                   (397)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,735)          (384)       (21,914)       (19,356)       (28,231)
    Death benefits                                                   --             --             --             --         (9,792)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           224,792        351,372        819,254      3,632,830      1,913,749
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  32,383         76,863         50,280         95,780         24,290
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    258,449   $    428,041   $    875,489   $  3,794,238   $  1,953,153
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           34,887         76,299         45,091         85,899         22,867
Contract purchase payments                                      147,654        238,430        195,081      2,391,500      1,029,091
Net transfers(1)                                                117,628        140,127        572,590        980,144        846,446
Contract terminations:
    Surrender benefits and contract charges                      (7,153)          (430)       (20,336)       (17,739)       (27,533)
    Death benefits                                                   --             --             --             --         (9,529)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                293,016        454,426        792,426      3,439,804      1,861,342
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UTRS4          PSUT1          UGIN1          UGIN2          PGIN1
OPERATIONS
Investment income (loss) -- net                            $     (7,940)  $        894   $     (1,125)  $     (3,376)  $     (2,305)
Net realized gain (loss) on sale of investments                  (2,097)       (10,839)        (1,378)        (2,194)          (271)
Distributions from capital gains                                 21,410          4,251            193          1,662          2,181
Net change in unrealized appreciation or
  depreciation of investments                                    12,326         (9,882)       (10,903)       (33,781)       (23,691)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      23,699        (15,576)       (13,213)       (37,689)       (24,086)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,922,342         64,791        151,452        607,757        396,851
Net transfers(1)                                              1,800,468         38,662        151,945        567,879        398,967
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (64,768)          (344)        (5,629)       (17,923)        (3,916)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         3,658,042        103,109        297,768      1,157,713        791,902
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 156,948          7,220             --         32,682        150,667
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,838,689   $     94,753   $    284,555   $  1,152,706   $    918,483
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          140,959          7,178             --         30,618        146,043
Contract purchase payments                                    1,754,185         69,927        144,472        591,412        405,472
Net transfers(1)                                              1,654,905         49,583        149,083        561,910        415,841
Contract terminations:
    Surrender benefits and contract charges                     (56,590)          (407)        (6,057)       (17,873)        (4,074)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,493,459        126,281        287,498      1,166,067        963,282
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIN4           EPG           PIGR1           EPL           WIGR2
OPERATIONS
Investment income (loss) -- net                            $     (2,975)  $     16,379   $    (35,497)  $    (22,711)  $     (5,494)
Net realized gain (loss) on sale of investments                  (3,653)      (144,182)       (51,511)      (546,230)        (6,619)
Distributions from capital gains                                  2,539         92,544        356,855        260,377         44,638
Net change in unrealized appreciation or
  depreciation of investments                                   (17,560)      (612,644)    (1,078,665)      (306,534)      (128,927)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (21,649)      (647,903)      (808,818)      (615,098)       (96,402)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      560,131        224,947      1,091,340        247,528         49,298
Net transfers(1)                                                561,642        105,267      1,176,748       (422,501)       106,017
Annuity payments                                                     --             --         (2,347)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (27,456)      (574,474)       (43,016)      (140,195)        (5,728)
    Death benefits                                                   --       (148,921)       (14,376)       (31,188)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,094,317       (393,181)     2,208,349       (346,356)       149,587
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  18,376      8,330,622      2,869,840      2,612,896        373,926
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,091,044   $  7,289,538   $  4,269,371   $  1,651,442   $    427,111
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           17,240      6,615,802      2,473,705      2,191,500        499,119
Contract purchase payments                                      558,732        182,085      1,136,371        236,938         79,291
Net transfers(1)                                                560,775         82,453      1,181,046       (483,187)       160,903
Contract terminations:
    Surrender benefits and contract charges                     (28,179)      (477,685)       (45,164)      (140,260)        (9,390)
    Death benefits                                                   --       (122,560)       (15,069)       (29,550)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,108,568      6,280,095      4,730,889      1,775,441        729,923
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UVIS1          UVIS2          UVIS3          UVIS4           EPT
OPERATIONS
Investment income (loss) -- net                            $     (1,125)  $     (9,147)  $     (4,733)  $    (28,647)  $     (8,016)
Net realized gain (loss) on sale of investments                  (8,372)       (25,808)       (33,343)       (56,014)       (41,274)
Distributions from capital gains                                  7,197         53,745         32,826        116,449         61,059
Net change in unrealized appreciation or
  depreciation of investments                                   (28,617)      (220,228)      (106,432)      (417,122)      (237,759)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (30,917)      (201,438)      (111,682)      (385,334)      (225,990)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       33,339        654,576         91,009        625,046        151,448
Net transfers(1)                                                129,585        779,028        510,200      3,584,219        245,880
Annuity payments                                                     --             --           (171)            --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,816)       (26,618)       (10,738)       (14,734)       (17,838)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           159,108      1,406,986        590,300      4,194,531        379,490
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  31,902        197,846        139,405        450,692        563,224
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    160,093   $  1,403,394   $    618,023   $  4,259,889   $    716,724
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           34,741        215,577        152,032        487,239        402,506
Contract purchase payments                                       44,467        981,587        120,173        914,880        144,956
Net transfers(1)                                                191,688      1,172,065        770,883      5,705,872        251,913
Contract terminations:
    Surrender benefits and contract charges                      (6,080)       (43,805)       (19,437)       (22,485)       (17,873)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                264,816      2,325,424      1,023,651      7,085,506        781,502
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                        SEGREGATED
                                                                                                                           ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                                                   WVIS2
OPERATIONS
Investment income (loss) -- net                                                                                        $     (4,925)
Net realized gain (loss) on sale of investments                                                                             (20,906)
Distributions from capital gains                                                                                             32,745
Net change in unrealized appreciation or
  depreciation of investments                                                                                              (132,288)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                (125,374)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                   42,412
Net transfers(1)                                                                                                            154,715
Annuity payments                                                                                                                 --
Contract terminations:
    Surrender benefits and contract charges                                                                                 (32,886)
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                                                                       164,241
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                             281,989
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $    320,856
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                      384,009
Contract purchase payments                                                                                                   73,050
Net transfers(1)                                                                                                            275,674
Contract terminations:
    Surrender benefits and contract charges                                                                                 (64,600)
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                            668,133
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

(2) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The Accounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT      INVESTMENT                                                                     SHARES
-----------------------------------------------------------------------------------------------------
UBND1           AXP(R) Variable Portfolio - Bond Fund(1)                                        6,255
UBND2           AXP(R) Variable Portfolio - Bond Fund(1)                                       21,248
PBND1           AXP(R) Variable Portfolio - Bond Fund(1)                                       19,723
UBND4           AXP(R) Variable Portfolio - Bond Fund(1)                                       30,371
ESI             AXP(R) Variable Portfolio - Bond Fund(1)                                    1,056,976
SBND1           AXP(R) Variable Portfolio - Bond Fund(1)                                       96,593

UCMG1           AXP(R) Variable Portfolio - Cash Management Fund                              737,700
UCMG2           AXP(R) Variable Portfolio - Cash Management Fund                            2,966,480
PCMG1           AXP(R) Variable Portfolio - Cash Management Fund                            2,708,469
UCMG4           AXP(R) Variable Portfolio - Cash Management Fund                            3,316,848
EMS             AXP(R) Variable Portfolio - Cash Management Fund                           10,778,772
SCMG1           AXP(R) Variable Portfolio - Cash Management Fund                           13,421,219

UDEI1           AXP(R) Variable Portfolio - Diversified Equity Income Fund                      2,539
UDEI2           AXP(R) Variable Portfolio - Diversified Equity Income Fund                     18,219
PDEI1           AXP(R) Variable Portfolio - Diversified Equity Income Fund                     53,876
UDEI4           AXP(R) Variable Portfolio - Diversified Equity Income Fund                     30,045
WDEI5           AXP(R) Variable Portfolio - Diversified Equity Income Fund                     24,884
SDEI1           AXP(R) Variable Portfolio - Diversified Equity Income Fund                     26,374
WDEI2           AXP(R) Variable Portfolio - Diversified Equity Income Fund                      3,856

UFIF1           AXP(R) Variable Portfolio - Federal Income Fund(2)                             70,943
UFIF2           AXP(R) Variable Portfolio - Federal Income Fund(2)                            581,965
UFIF3           AXP(R) Variable Portfolio - Federal Income Fund(2)                            190,244
UFIF4           AXP(R) Variable Portfolio - Federal Income Fund(2)                            597,897
WFDI5           AXP(R) Variable Portfolio - Federal Income Fund(2)                             27,218
SFDI1           AXP(R) Variable Portfolio - Federal Income Fund(2)                             49,828
WFDI2           AXP(R) Variable Portfolio - Federal Income Fund(2)                            125,000

UGRO1           AXP(R) Variable Portfolio - Growth Fund                                             6
UGRO2           AXP(R) Variable Portfolio - Growth Fund                                         1,481
UGRO3           AXP(R) Variable Portfolio - Growth Fund                                            --
UGRO4           AXP(R) Variable Portfolio - Growth Fund                                            --
EVG             AXP(R) Variable Portfolio - Growth Fund                                        20,542
SGRO1           AXP(R) Variable Portfolio - Growth Fund                                        37,819

UNDM1           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              4,509
UNDM2           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             33,194
PNDM1           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            219,701
UNDM4           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             31,536
EGD             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            309,652
SNDM1           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             96,178
WNDM2           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             15,893

USVA1           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       1,727
USVA2           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       5,603
WSVA6           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       2,328
USVA4           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       3,710
WSVA5           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       2,600
WSVA8           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                         327
WSVA2           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                          --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

SUBACCOUNT      INVESTMENT                                                                    SHARES
-----------------------------------------------------------------------------------------------------
USPF1           AXP(R) Variable Portfolio - S&P 500 Index Fund                                 36,825
USPF2           AXP(R) Variable Portfolio - S&P 500 Index Fund                                407,113
USPF3           AXP(R) Variable Portfolio - S&P 500 Index Fund                                233,692
USPF4           AXP(R) Variable Portfolio - S&P 500 Index Fund                                503,596

UABA1           AIM V.I. Basic Value Fund, Series II Shares                                    10,750
UABA2           AIM V.I. Basic Value Fund, Series II Shares                                    67,734
UABA3           AIM V.I. Basic Value Fund, Series II Shares                                     8,532
UABA4           AIM V.I. Basic Value Fund, Series II Shares                                    49,137
WABA5           AIM V.I. Basic Value Fund, Series II Shares                                     1,283
WABA8           AIM V.I. Basic Value Fund, Series II Shares                                         2

UAAD1           AIM V.I. Capital Development Fund, Series II Shares                             2,433
UAAD2           AIM V.I. Capital Development Fund, Series II Shares                                --
UAAD3           AIM V.I. Capital Development Fund, Series II Shares                             2,272
UAAD4           AIM V.I. Capital Development Fund, Series II Shares                             1,405
WAAD5           AIM V.I. Capital Development Fund, Series II Shares                                --
WAAD8           AIM V.I. Capital Development Fund, Series II Shares                                --

UAVA1           AIM V.I. Premier Equity Fund, Series II Shares                                    155
UAVA2           AIM V.I. Premier Equity Fund, Series II Shares                                  1,432
UAVA3           AIM V.I. Premier Equity Fund, Series II Shares                                      1
UAVA4           AIM V.I. Premier Equity Fund, Series II Shares                                     26
WAVA5           AIM V.I. Premier Equity Fund, Series II Shares                                     --
WAVA8           AIM V.I. Premier Equity Fund, Series II Shares                                     --

UGIP1           AllianceBernstein VP Growth and Income Portfolio (Class B)                     60,415
UGIP2           AllianceBernstein VP Growth and Income Portfolio (Class B)                    370,219
UGIP3           AllianceBernstein VP Growth and Income Portfolio (Class B)                    174,693
UGIP4           AllianceBernstein VP Growth and Income Portfolio (Class B)                    486,790
WGIP5           AllianceBernstein VP Growth and Income Portfolio (Class B)                        129
WGIP8           AllianceBernstein VP Growth and Income Portfolio (Class B)                         65

UPRG1           AllianceBernstein VP Premier Growth Portfolio (Class B)                        25,999
UPRG2           AllianceBernstein VP Premier Growth Portfolio (Class B)                       115,303
UPRG3           AllianceBernstein VP Premier Growth Portfolio (Class B)                        52,601
UPRG4           AllianceBernstein VP Premier Growth Portfolio (Class B)                       197,967
EPP             AllianceBernstein VP Premier Growth Portfolio (Class B)                        71,583
SPGR1           AllianceBernstein VP Premier Growth Portfolio (Class B)                       127,672

UTEC1           AllianceBernstein VP Technology Portfolio (Class B)                            10,994
UTEC2           AllianceBernstein VP Technology Portfolio (Class B)                            45,109
UTEC3           AllianceBernstein VP Technology Portfolio (Class B)                            20,105
UTEC4           AllianceBernstein VP Technology Portfolio (Class B)                            70,998
ETC             AllianceBernstein VP Technology Portfolio (Class B)                            63,302
STEC1           AllianceBernstein VP Technology Portfolio (Class B)                           107,110

UAGR1           AllianceBernstein VP Total Return Portfolio (Class B)                             524
UAGR2           AllianceBernstein VP Total Return Portfolio (Class B)                           2,420
UAGR3           AllianceBernstein VP Total Return Portfolio (Class B)                              83
UAGR4           AllianceBernstein VP Total Return Portfolio (Class B)                           4,204

UFCO1           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                        10,057
UFCO2           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                        35,596
UFCO3           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                         5,542
UFCO4           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                        18,969
WFCO5           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                           452
WFCO8           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                            --

UFGR1           Fidelity(R) VIP Growth Portfolio Service Class 2                                  576
UFGR2           Fidelity(R) VIP Growth Portfolio Service Class 2                                3,466
UFGR3           Fidelity(R) VIP Growth Portfolio Service Class 2                                1,000
UFGR4           Fidelity(R) VIP Growth Portfolio Service Class 2                                3,464
WFGR5           Fidelity(R) VIP Growth Portfolio Service Class 2                                  428
WFGR8           Fidelity(R) VIP Growth Portfolio Service Class 2                                   --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

SUBACCOUNT      INVESTMENT                                                                    SHARES
-----------------------------------------------------------------------------------------------------
UFMC1           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               4,577
UFMC2           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              37,692
WMDC6           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              78,568
UFMC4           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              24,475
WMDC5           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              13,573
WMDC8           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               1,405
WMDC2           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               2,277

UFOV1           Fidelity(R) VIP Overseas Portfolio Service Class 2                              1,592
UFOV2           Fidelity(R) VIP Overseas Portfolio Service Class 2                              1,390
UFOV3           Fidelity(R) VIP Overseas Portfolio Service Class 2                              1,008
UFOV4           Fidelity(R) VIP Overseas Portfolio Service Class 2                                246

URES1           FTVIPT Franklin Real Estate Fund - Class 2                                        734
URES2           FTVIPT Franklin Real Estate Fund - Class 2                                      1,823
WRES6           FTVIPT Franklin Real Estate Fund - Class 2                                     81,464
URES4           FTVIPT Franklin Real Estate Fund - Class 2                                        402
ERE             FTVIPT Franklin Real Estate Fund - Class 2                                     40,703
SRES1           FTVIPT Franklin Real Estate Fund - Class 2                                     76,017
WRES2           FTVIPT Franklin Real Estate Fund - Class 2                                      4,069

USMC1           FTVIPT Franklin Small Cap Fund - Class 2                                       27,530
USMC2           FTVIPT Franklin Small Cap Fund - Class 2                                      170,450
PSMC1           FTVIPT Franklin Small Cap Fund - Class 2                                      256,754
USMC4           FTVIPT Franklin Small Cap Fund - Class 2                                      204,065
WSMC5           FTVIPT Franklin Small Cap Fund - Class 2                                       27,098
WSMC8           FTVIPT Franklin Small Cap Fund - Class 2                                           --
WSMC2           FTVIPT Franklin Small Cap Fund - Class 2                                        9,220

UVAS1           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                       1,999
UVAS2           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                      10,596
PVAS1           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                       6,308
UVAS4           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                       5,088
WVAS5           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                       5,043
WVAS8           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          --
WVAS2           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         336

UMSS1           FTVIPT Mutual Shares Securities Fund - Class 2                                 63,418
UMSS2           FTVIPT Mutual Shares Securities Fund - Class 2                                477,258
PMSS1           FTVIPT Mutual Shares Securities Fund - Class 2                                211,894
UMSS4           FTVIPT Mutual Shares Securities Fund - Class 2                                528,069
EMU             FTVIPT Mutual Shares Securities Fund - Class 2                                 86,236
SMSS1           FTVIPT Mutual Shares Securities Fund - Class 2                                 62,464
WMSS2           FTVIPT Mutual Shares Securities Fund - Class 2                                 10,406

UINT1           FTVIPT Templeton Foreign Securities Fund - Class 2(3)                          37,164
UINT2           FTVIPT Templeton Foreign Securities Fund - Class 2(3)                         148,809
UINT3           FTVIPT Templeton Foreign Securities Fund - Class 2(3)                          62,382
UINT4           FTVIPT Templeton Foreign Securities Fund - Class 2(3)                         170,415
WINT5           FTVIPT Templeton Foreign Securities Fund - Class 2(3)                          25,506
WINT8           FTVIPT Templeton Foreign Securities Fund - Class 2(3)                          29,309

UGRS1           MFS(R) Investors Growth Stock Series - Service Class                           30,427
UGRS2           MFS(R) Investors Growth Stock Series - Service Class                          225,867
UGRS3           MFS(R) Investors Growth Stock Series - Service Class                           63,067
UGRS4           MFS(R) Investors Growth Stock Series - Service Class                          202,589

UNDS1           MFS(R) New Discovery Series - Service Class                                    10,175
UNDS2           MFS(R) New Discovery Series - Service Class                                    34,946
PSND1           MFS(R) New Discovery Series - Service Class                                    25,083
UNDS4           MFS(R) New Discovery Series - Service Class                                    50,767
WSND5           MFS(R) New Discovery Series - Service Class                                     1,429
WSND8           MFS(R) New Discovery Series - Service Class                                        --

UTRS1           MFS(R) Total Return Series - Service Class                                     96,216
UTRS2           MFS(R) Total Return Series - Service Class                                    465,526
PSTR1           MFS(R) Total Return Series - Service Class                                    227,131
UTRS4           MFS(R) Total Return Series - Service Class                                    520,255
WSTR5           MFS(R) Total Return Series - Service Class                                        593
WSTR8           MFS(R) Total Return Series - Service Class                                        301


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

SUBACCOUNT      INVESTMENT                                                                    SHARES
-----------------------------------------------------------------------------------------------------
USUT1           MFS(R) Utilities Series - Service Class                                            27
USUT2           MFS(R) Utilities Series - Service Class                                         1,653
PSUT1           MFS(R) Utilities Series - Service Class                                         9,969
USUT4           MFS(R) Utilities Series - Service Class                                           387
WSUT5           MFS(R) Utilities Series - Service Class                                           395
WSUT8           MFS(R) Utilities Series - Service Class                                            --

UOCA1           Oppenheimer Capital Appreciation Fund/VA, Service Shares                          261
UOCA2           Oppenheimer Capital Appreciation Fund/VA, Service Shares                        4,171
UOCA3           Oppenheimer Capital Appreciation Fund/VA, Service Shares                        1,145
UOCA4           Oppenheimer Capital Appreciation Fund/VA, Service Shares                        4,801
WOCA5           Oppenheimer Capital Appreciation Fund/VA, Service Shares                            2
WOCA8           Oppenheimer Capital Appreciation Fund/VA, Service Shares                           --

UOGS1           Oppenheimer Global Securities Fund/VA, Service Shares                           1,082
UOGS2           Oppenheimer Global Securities Fund/VA, Service Shares                           5,373
WOGS6           Oppenheimer Global Securities Fund/VA, Service Shares                           8,327
UOGS4           Oppenheimer Global Securities Fund/VA, Service Shares                           2,440
WOGS5           Oppenheimer Global Securities Fund/VA, Service Shares                             531
WOGS8           Oppenheimer Global Securities Fund/VA, Service Shares                             452
WOGS2           Oppenheimer Global Securities Fund/VA, Service Shares                              --

UOHI1           Oppenheimer High Income Fund/VA, Service Shares                                 2,355
UOHI2           Oppenheimer High Income Fund/VA, Service Shares                                17,458
UOHI3           Oppenheimer High Income Fund/VA, Service Shares                                   561
UOHI4           Oppenheimer High Income Fund/VA, Service Shares                                 9,706

UOSM1           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                       2,831
UOSM2           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                      17,035
UOSM3           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                       5,561
UOSM4           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                       7,392
WOSM5           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                         370
WOSM8           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                       1,283

USTB1           Oppenheimer Strategic Bond Fund/VA, Service Shares                              8,418
USTB2           Oppenheimer Strategic Bond Fund/VA, Service Shares                             35,677
WSTB6           Oppenheimer Strategic Bond Fund/VA, Service Shares                             46,852
USTB4           Oppenheimer Strategic Bond Fund/VA, Service Shares                             32,697
WSTB5           Oppenheimer Strategic Bond Fund/VA, Service Shares                              2,223
WSTB8           Oppenheimer Strategic Bond Fund/VA, Service Shares                                 --
WSTB2           Oppenheimer Strategic Bond Fund/VA, Service Shares                                 --

UGIN1           Putnam VT Growth and Income Fund - Class IB Shares                             16,138
UGIN2           Putnam VT Growth and Income Fund - Class IB Shares                             84,555
PGIN1           Putnam VT Growth and Income Fund - Class IB Shares                             64,793
UGIN4           Putnam VT Growth and Income Fund - Class IB Shares                             79,313
EPG             Putnam VT Growth and Income Fund - Class IB Shares                            283,845
WGIN8           Putnam VT Growth and Income Fund - Class IB Shares                                 --

UIGR1           Putnam VT International Equity Fund - Class IB Shares                           2,591
                  (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR2           Putnam VT International Equity Fund - Class IB Shares                          34,327
                  (previously Putnam VT International Growth Fund - Class IB Shares)
PIGR1           Putnam VT International Equity Fund - Class IB Shares                         362,591
                  (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR4           Putnam VT International Equity Fund - Class IB Shares                          42,743
                  (previously Putnam VT International Growth Fund - Class IB Shares)
EPL             Putnam VT International Equity Fund - Class IB Shares                         138,757
                  (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8           Putnam VT International Equity Fund - Class IB Shares                             565
                  (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR2           Putnam VT International Equity Fund - Class IB Shares                          31,214
                  (previously Putnam VT International Growth Fund - Class IB Shares)

UPRE1           Putnam VT Research Fund - Class IB Shares                                          52
UPRE2           Putnam VT Research Fund - Class IB Shares                                       5,480
UPRE3           Putnam VT Research Fund - Class IB Shares                                          --
UPRE4           Putnam VT Research Fund - Class IB Shares                                         635


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

SUBACCOUNT      INVESTMENT                                                                    SHARES
-----------------------------------------------------------------------------------------------------
UVIS1           Putnam VT Vista Fund - Class IB Shares                                          8,605
UVIS2           Putnam VT Vista Fund - Class IB Shares                                        130,358
UVIS3           Putnam VT Vista Fund - Class IB Shares                                         53,626
UVIS4           Putnam VT Vista Fund - Class IB Shares                                        177,327
EPT             Putnam VT Vista Fund - Class IB Shares                                         70,852
WVIS8           Putnam VT Vista Fund - Class IB Shares                                             --
WVIS2           Putnam VT Vista Fund - Class IB Shares                                         25,317



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

(3) FTVIPTTempleton International Smaller Companies Fund - Class 2 merged into FTVIPTTempleton Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES


American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.70% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.


American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES


American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.


6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                     PERCENTAGE RANGE
-----------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                    0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                         0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund               0.560% to 0.470%
AXP(R) Variable Portfolio - Federal Income Fund                          0.610% to 0.535%
AXP(R) Variable Portfolio - Growth Fund                                  0.630% to 0.570%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                           0.290% to 0.260%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to five funds and the maximum changed for some of the funds.


                                                                    MAXIMUM ADJUSTMENT       MAXIMUM ADJUSTMENT
FUND                                                             (PRIOR TO DEC. 1, 2002)    (AFTER DEC. 1, 2002)
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund                0.08%                      0.12%
AXP(R) Variable Portfolio - Growth Fund                                   0.12%                      0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         N/A                       0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 0.12%                      0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                     PERCENTAGE RANGE
-----------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                    0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                         0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund               0.040% to 0.020%
AXP(R) Variable Portfolio - Federal Income Fund                          0.050% to 0.025%
AXP(R) Variable Portfolio - Growth Fund                                  0.050% to 0.030%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                           0.080% to 0.065%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT      INVESTMENT                                                                 PURCHASES
-----------------------------------------------------------------------------------------------------
UBND1           AXP(R) Variable Portfolio - Bond Fund                                    $    112,046
UBND2           AXP(R) Variable Portfolio - Bond Fund                                         250,310
PBND1           AXP(R) Variable Portfolio - Bond Fund                                         177,673
UBND4           AXP(R) Variable Portfolio - Bond Fund                                         334,140
ESI             AXP(R) Variable Portfolio - Bond Fund                                       2,198,387
SBND1           AXP(R) Variable Portfolio - Bond Fund                                       3,211,897

UCMG1           AXP(R) Variable Portfolio - Cash Management Fund                              609,576
UCMG2           AXP(R) Variable Portfolio - Cash Management Fund                            1,878,678
PCMG1           AXP(R) Variable Portfolio - Cash Management Fund                            2,965,671
UCMG4           AXP(R) Variable Portfolio - Cash Management Fund                            9,271,255
EMS             AXP(R) Variable Portfolio - Cash Management Fund                           37,777,110
SCMG1           AXP(R) Variable Portfolio - Cash Management Fund                           38,268,001

UDEI1           AXP(R) Variable Portfolio - Diversified Equity Income Fund                     27,565
UDEI2           AXP(R) Variable Portfolio - Diversified Equity Income Fund                    152,890
PDEI1           AXP(R) Variable Portfolio - Diversified Equity Income Fund                    279,597
UDEI4           AXP(R) Variable Portfolio - Diversified Equity Income Fund                    250,384
WDEI5           AXP(R) Variable Portfolio - Diversified Equity Income Fund                    210,881
SDEI1           AXP(R) Variable Portfolio - Diversified Equity Income Fund                    225,443
WDEI2           AXP(R) Variable Portfolio - Diversified Equity Income Fund                      3,985

UFIF1           AXP(R) Variable Portfolio - Federal Income Fund                               780,700
UFIF2           AXP(R) Variable Portfolio - Federal Income Fund                             4,366,213
UFIF3           AXP(R) Variable Portfolio - Federal Income Fund                             1,224,933
UFIF4           AXP(R) Variable Portfolio - Federal Income Fund                             5,378,605
WFDI5           AXP(R) Variable Portfolio - Federal Income Fund                               258,004
SFDI1           AXP(R) Variable Portfolio - Federal Income Fund                               746,769
WFDI2           AXP(R) Variable Portfolio - Federal Income Fund                               707,598

UGRO1           AXP(R) Variable Portfolio - Growth Fund                                           128
UGRO2           AXP(R) Variable Portfolio - Growth Fund                                         7,248
UGRO3           AXP(R) Variable Portfolio - Growth Fund                                           160
UGRO4           AXP(R) Variable Portfolio - Growth Fund                                           100
EVG             AXP(R) Variable Portfolio - Growth Fund                                        20,969
SGRO1           AXP(R) Variable Portfolio - Growth Fund                                        12,468

UNDM1           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             54,213
UNDM2           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            439,837
PNDM1           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                          1,410,712
UNDM4           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            330,441
EGD             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            670,991
SNDM1           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                          1,412,925
WNDM2           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             14,727

USVA1           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                      19,627
USVA2           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                      66,727
WSVA6           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                      32,632
USVA4           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                      36,691
WSVA5           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                      25,425
WSVA8           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       3,237
WSVA2           AXP(R) Variable Portfolio - Partners Small Cap Value Fund                         172

USPF1           AXP(R) Variable Portfolio - S&P 500 Index Fund                                185,994
USPF2           AXP(R) Variable Portfolio - S&P 500 Index Fund                              2,148,926
USPF3           AXP(R) Variable Portfolio - S&P 500 Index Fund                              1,331,650
USPF4           AXP(R) Variable Portfolio - S&P 500 Index Fund                              2,996,731

UABA1           AIM V.I. Basic Value Fund, Series II Shares                                   108,899
UABA2           AIM V.I. Basic Value Fund, Series II Shares                                   552,103
UABA3           AIM V.I. Basic Value Fund, Series II Shares                                    70,450
UABA4           AIM V.I. Basic Value Fund, Series II Shares                                   404,961
WABA5           AIM V.I. Basic Value Fund, Series II Shares                                    11,328
WABA8           AIM V.I. Basic Value Fund, Series II Shares                                       134

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

SUBACCOUNT      INVESTMENT                                                                 PURCHASES
-----------------------------------------------------------------------------------------------------
UAAD1           AIM V.I. Capital Development Fund, Series II Shares                      $     23,468
UAAD2           AIM V.I. Capital Development Fund, Series II Shares                               100
UAAD3           AIM V.I. Capital Development Fund, Series II Shares                            21,661
UAAD4           AIM V.I. Capital Development Fund, Series II Shares                            13,339
WAAD5           AIM V.I. Capital Development Fund, Series II Shares                               174
WAAD8           AIM V.I. Capital Development Fund, Series II Shares                               135

UAVA1           AIM V.I. Premier Equity Fund, Series II Shares                                  2,734
UAVA2           AIM V.I. Premier Equity Fund, Series II Shares                                 24,349
UAVA3           AIM V.I. Premier Equity Fund, Series II Shares                                    183
UAVA4           AIM V.I. Premier Equity Fund, Series II Shares                                    528
WAVA5           AIM V.I. Premier Equity Fund, Series II Shares                                     83
WAVA8           AIM V.I. Premier Equity Fund, Series II Shares                                     21

UGIP1           AllianceBernstein VP Growth and Income Portfolio (Class B)                    889,435
UGIP2           AllianceBernstein VP Growth and Income Portfolio (Class B)                  4,760,589
UGIP3           AllianceBernstein VP Growth and Income Portfolio (Class B)                  2,086,789
UGIP4           AllianceBernstein VP Growth and Income Portfolio (Class B)                  6,348,363
WGIP5           AllianceBernstein VP Growth and Income Portfolio (Class B)                      2,256
WGIP8           AllianceBernstein VP Growth and Income Portfolio (Class B)                      1,247

UPRG1           AllianceBernstein VP Premier Growth Portfolio (Class B)                       263,503
UPRG2           AllianceBernstein VP Premier Growth Portfolio (Class B)                     1,028,330
UPRG3           AllianceBernstein VP Premier Growth Portfolio (Class B)                       380,377
UPRG4           AllianceBernstein VP Premier Growth Portfolio (Class B)                     1,521,752
EPP             AllianceBernstein VP Premier Growth Portfolio (Class B)                       385,396
SPGR1           AllianceBernstein VP Premier Growth Portfolio (Class B)                       646,298

UTEC1           AllianceBernstein VP Technology Portfolio (Class B)                            21,537
UTEC2           AllianceBernstein VP Technology Portfolio (Class B)                           262,649
UTEC3           AllianceBernstein VP Technology Portfolio (Class B)                            69,608
UTEC4           AllianceBernstein VP Technology Portfolio (Class B)                           323,091
ETC             AllianceBernstein VP Technology Portfolio (Class B)                            49,329
STEC1           AllianceBernstein VP Technology Portfolio (Class B)                           618,708

UAGR1           AllianceBernstein VP Total Return Portfolio (Class B)                          10,507
UAGR2           AllianceBernstein VP Total Return Portfolio (Class B)                          36,508
UAGR3           AllianceBernstein VP Total Return Portfolio (Class B)                           1,420
UAGR4           AllianceBernstein VP Total Return Portfolio (Class B)                          65,559

UFCO1           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                       193,319
UFCO2           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                       664,188
UFCO3           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                       100,123
UFCO4           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                       353,625
WFCO5           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                         8,251
WFCO8           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                           175

UFGR1           Fidelity(R) VIP Growth Portfolio Service Class 2                               14,372
UFGR2           Fidelity(R) VIP Growth Portfolio Service Class 2                               83,575
UFGR3           Fidelity(R) VIP Growth Portfolio Service Class 2                               24,154
UFGR4           Fidelity(R) VIP Growth Portfolio Service Class 2                               90,559
WFGR5           Fidelity(R) VIP Growth Portfolio Service Class 2                               15,048
WFGR8           Fidelity(R) VIP Growth Portfolio Service Class 2                                   22

UFMC1           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              82,659
UFMC2           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                             687,220
WMDC6           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                           1,121,808
UFMC4           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                             442,751
WMDC5           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                             185,016
WMDC8           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              24,454
WMDC2           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              46,376

UFOV1           Fidelity(R) VIP Overseas Portfolio Service Class 2                             18,023
UFOV2           Fidelity(R) VIP Overseas Portfolio Service Class 2                             15,339
UFOV3           Fidelity(R) VIP Overseas Portfolio Service Class 2                             11,912
UFOV4           Fidelity(R) VIP Overseas Portfolio Service Class 2                              3,047


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

SUBACCOUNT      INVESTMENT                                                                 PURCHASES
-----------------------------------------------------------------------------------------------------
URES1           FTVIPT Franklin Real Estate Fund - Class 2                               $     29,707
URES2           FTVIPT Franklin Real Estate Fund - Class 2                                     32,279
WRES6           FTVIPT Franklin Real Estate Fund - Class 2                                    871,837
URES4           FTVIPT Franklin Real Estate Fund - Class 2                                      7,211
ERE             FTVIPT Franklin Real Estate Fund - Class 2                                    465,422
SRES1           FTVIPT Franklin Real Estate Fund - Class 2                                  1,966,237
WRES2           FTVIPT Franklin Real Estate Fund - Class 2                                     59,013

USMC1           FTVIPT Franklin Small Cap Fund - Class 2                                      217,565
USMC2           FTVIPT Franklin Small Cap Fund - Class 2                                    1,334,694
PSMC1           FTVIPT Franklin Small Cap Fund - Class 2                                    1,779,550
USMC4           FTVIPT Franklin Small Cap Fund - Class 2                                    1,796,659
WSMC5           FTVIPT Franklin Small Cap Fund - Class 2                                      212,333
WSMC8           FTVIPT Franklin Small Cap Fund - Class 2                                           22
WSMC2           FTVIPT Franklin Small Cap Fund - Class 2                                       71,018

UVAS1           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                      19,635
UVAS2           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                     105,393
PVAS1           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                      65,380
UVAS4           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                      50,835
WVAS5           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                      66,540
WVAS8           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                      44,687
WVAS2           FTVIPT Franklin Small Cap Value Securities Fund - Class 2                       3,347

UMSS1           FTVIPT Mutual Shares Securities Fund - Class 2                                917,965
UMSS2           FTVIPT Mutual Shares Securities Fund - Class 2                              5,176,398
PMSS1           FTVIPT Mutual Shares Securities Fund - Class 2                              2,872,137
UMSS4           FTVIPT Mutual Shares Securities Fund - Class 2                              5,984,044
EMU             FTVIPT Mutual Shares Securities Fund - Class 2                                933,998
SMSS1           FTVIPT Mutual Shares Securities Fund - Class 2                              1,787,541
WMSS2           FTVIPT Mutual Shares Securities Fund - Class 2                                 95,497

UINT1           FTVIPT Templeton Foreign Securities Fund - Class 2                            209,868
UINT2           FTVIPT Templeton Foreign Securities Fund - Class 2                          1,229,606
UINT3           FTVIPT Templeton Foreign Securities Fund - Class 2                            325,338
UINT4           FTVIPT Templeton Foreign Securities Fund - Class 2                          1,478,680
WINT5           FTVIPT Templeton Foreign Securities Fund - Class 2                            689,629
WINT8           FTVIPT Templeton Foreign Securities Fund - Class 2                          1,317,086

UGRS1           MFS(R) Investors Growth Stock Series - Service Class                          108,755
UGRS2           MFS(R) Investors Growth Stock Series - Service Class                          757,952
UGRS3           MFS(R) Investors Growth Stock Series - Service Class                          176,916
UGRS4           MFS(R) Investors Growth Stock Series - Service Class                          749,814

UNDS1           MFS(R) New Discovery Series - Service Class                                    44,186
UNDS2           MFS(R) New Discovery Series - Service Class                                   270,583
PSND1           MFS(R) New Discovery Series - Service Class                                   158,244
UNDS4           MFS(R) New Discovery Series - Service Class                                   474,085
WSND5           MFS(R) New Discovery Series - Service Class                                    17,154
WSND8           MFS(R) New Discovery Series - Service Class                                        21

UTRS1           MFS(R) Total Return Series - Service Class                                  1,193,218
UTRS2           MFS(R) Total Return Series - Service Class                                  5,406,823
PSTR1           MFS(R) Total Return Series - Service Class                                  2,842,509
UTRS4           MFS(R) Total Return Series - Service Class                                  6,379,890
WSTR5           MFS(R) Total Return Series - Service Class                                     10,212
WSTR8           MFS(R) Total Return Series - Service Class                                      5,075

USUT1           MFS(R) Utilities Series - Service Class                                           373
USUT2           MFS(R) Utilities Series - Service Class                                        21,512
PSUT1           MFS(R) Utilities Series - Service Class                                        60,615
USUT4           MFS(R) Utilities Series - Service Class                                        12,757
WSUT5           MFS(R) Utilities Series - Service Class                                         5,127
WSUT8           MFS(R) Utilities Series - Service Class                                            22

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

SUBACCOUNT      INVESTMENT                                                                 PURCHASES
-----------------------------------------------------------------------------------------------------
UOCA1           Oppenheimer Capital Appreciation Fund/VA, Service Shares                 $      7,167
UOCA2           Oppenheimer Capital Appreciation Fund/VA, Service Shares                      110,084
UOCA3           Oppenheimer Capital Appreciation Fund/VA, Service Shares                       33,317
UOCA4           Oppenheimer Capital Appreciation Fund/VA, Service Shares                      172,447
WOCA5           Oppenheimer Capital Appreciation Fund/VA, Service Shares                          215
WOCA8           Oppenheimer Capital Appreciation Fund/VA, Service Shares                          134

UOGS1           Oppenheimer Global Securities Fund/VA, Service Shares                          19,658
UOGS2           Oppenheimer Global Securities Fund/VA, Service Shares                         102,076
WOGS6           Oppenheimer Global Securities Fund/VA, Service Shares                         162,626
UOGS4           Oppenheimer Global Securities Fund/VA, Service Shares                          54,049
WOGS5           Oppenheimer Global Securities Fund/VA, Service Shares                          21,096
WOGS8           Oppenheimer Global Securities Fund/VA, Service Shares                           8,205
WOGS2           Oppenheimer Global Securities Fund/VA, Service Shares                             172

UOHI1           Oppenheimer High Income Fund/VA, Service Shares                                20,244
UOHI2           Oppenheimer High Income Fund/VA, Service Shares                               138,722
UOHI3           Oppenheimer High Income Fund/VA, Service Shares                                 4,201
UOHI4           Oppenheimer High Income Fund/VA, Service Shares                                80,300

UOSM1           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                      30,019
UOSM2           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                     161,744
UOSM3           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                      53,836
UOSM4           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                      71,961
WOSM5           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                       3,516
WOSM8           Oppenheimer Main Street Small Cap Fund/VA, Service Shares                      12,110

USTB1           Oppenheimer Strategic Bond Fund/VA, Service Shares                             56,637
USTB2           Oppenheimer Strategic Bond Fund/VA, Service Shares                            163,797
WSTB6           Oppenheimer Strategic Bond Fund/VA, Service Shares                            217,924
USTB4           Oppenheimer Strategic Bond Fund/VA, Service Shares                            159,808
WSTB5           Oppenheimer Strategic Bond Fund/VA, Service Shares                             10,170
WSTB8           Oppenheimer Strategic Bond Fund/VA, Service Shares                                141
WSTB2           Oppenheimer Strategic Bond Fund/VA, Service Shares                                171

UGIN1           Putnam VT Growth and Income Fund - Class IB Shares                            174,318
UGIN2           Putnam VT Growth and Income Fund - Class IB Shares                            964,709
PGIN1           Putnam VT Growth and Income Fund - Class IB Shares                            690,759
UGIN4           Putnam VT Growth and Income Fund - Class IB Shares                          1,065,941
EPG             Putnam VT Growth and Income Fund - Class IB Shares                            497,345
WGIN8           Putnam VT Growth and Income Fund - Class IB Shares                                 22

UIGR1           Putnam VT International Equity Fund - Class IB Shares                          34,719
                  (previously Putnam VTInternational Growth Fund - Class IB Shares)
UIGR2           Putnam VT International Equity Fund - Class IB Shares                         367,176
                  (previously Putnam VTInternational Growth Fund - Class IB Shares)
PIGR1           Putnam VT International Equity Fund - Class IB Shares                         842,421
                  (previously Putnam VTInternational Growth Fund - Class IB Shares)
UIGR4           Putnam VT International Equity Fund - Class IB Shares                         445,401
                  (previously Putnam VTInternational Growth Fund - Class IB Shares)
EPL             Putnam VT International Equity Fund - Class IB Shares                         715,602
                  (previously Putnam VTInternational Growth Fund - Class IB Shares)
WIGR8           Putnam VT International Equity Fund - Class IB Shares                           5,885
                  (previously Putnam VTInternational Growth Fund - Class IB Shares)
WIGR2           Putnam VT International Equity Fund - Class IB Shares                          93,227
                  (previously Putnam VTInternational Growth Fund - Class IB Shares)

UPRE1           Putnam VT Research Fund - Class IB Shares                                         530
UPRE2           Putnam VT Research Fund - Class IB Shares                                      48,675
UPRE3           Putnam VT Research Fund - Class IB Shares                                         240
UPRE4           Putnam VT Research Fund - Class IB Shares                                       5,322

UVIS1           Putnam VT Vista Fund - Class IB Shares                                         13,593
UVIS2           Putnam VT Vista Fund - Class IB Shares                                        364,978
UVIS3           Putnam VT Vista Fund - Class IB Shares                                        122,374
UVIS4           Putnam VT Vista Fund - Class IB Shares                                        949,353
EPT             Putnam VT Vista Fund - Class IB Shares                                        208,004
WVIS8           Putnam VT Vista Fund - Class IB Shares                                             21
WVIS2           Putnam VT Vista Fund - Class IB Shares                                         23,721


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                   UBND1(4)    UBND2(4)     PBND1      UBND4(4)      ESI        SBND1       UCMG1       UCMG2
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --   $    1.05          --   $    1.38   $    1.03   $    1.03   $    1.00
At Dec. 31, 2001                         --          --   $    1.11          --   $    1.47   $    1.09   $    1.06   $    1.01
At Dec. 31, 2002                  $    1.04   $    1.04   $    1.16   $    1.04   $    1.53   $    1.14   $    1.06   $    1.01
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --          99          --       8,923       1,363         554       2,828
At Dec. 31, 2002                         63         215         179         309       7,272         894         697       2,933
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --   $     111          --   $  13,122   $   1,491   $     586   $   2,857
At Dec. 31, 2002                  $      66   $     224   $     208   $     321   $  11,131   $   1,016   $     738   $   2,965
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --        6.43%         --        6.45%       6.53%       2.91%       2.80%
For the year ended Dec. 31, 2002       5.29%       5.31%       5.09%       5.31%       5.06%       5.08%       1.16%       1.16%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --        1.25%         --        1.40%       1.60%       1.00%       1.10%
For the year ended Dec. 31, 2002       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%       1.00%       1.10%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --        5.71%         --        6.52%       5.83%       2.91%       1.00%
For the year ended Dec. 31, 2002       4.00%       4.00%       4.50%       4.00%       4.08%       4.59%       0.00%       0.00%
-------------------------------------------------------------------------------------------------------------------------------

                                    PCMG1       UCMG4
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    1.05   $    1.03
At Dec. 31, 2001                  $    1.08   $    1.05
At Dec. 31, 2002                  $    1.08   $    1.05
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      2,250       3,857
At Dec. 31, 2002                      2,516       3,130
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $   2,423   $   4,054
At Dec. 31, 2002                  $   2,707   $   3,284
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       2.64%       2.99%
For the year ended Dec. 31, 2002       1.17%       1.15%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.25%       1.35%
For the year ended Dec. 31, 2002       1.25%       1.35%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       2.86%       1.94%
For the year ended Dec. 31, 2002       0.00%       0.00%
-------------------------------------------------------

                                     EMS        SCMG1      UDEI1(4)    UDEI2(4)     PDEI1      UDEI4(4)     WDEI5       SDEI1
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    1.24   $    1.03          --          --   $    1.00          --   $    1.08   $    1.07
At Dec. 31, 2001                  $    1.26   $    1.05          --          --   $    1.01          --   $    1.09   $    1.08
At Dec. 31, 2002                  $    1.26   $    1.04   $    0.78   $    0.78   $    0.81   $    0.78   $    0.87   $    0.86
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      8,409      11,399          --          --         342          --         115         367
At Dec. 31, 2002                      8,572      12,876          26         187         536         309         238         179
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $  10,625   $  11,962          --          --   $     344          --   $     125   $     396
At Dec. 31, 2002                  $  10,806   $  13,452   $      20   $     146   $     432   $     242   $     207   $     154
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       3.38%       3.58%         --          --        1.07%         --        1.32%       1.40%
For the year ended Dec. 31, 2002       1.17%       1.15%       1.77%       2.06%       1.56%       2.49%       1.62%       1.45%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.60%         --          --        1.25%         --        1.40%       1.60%
For the year ended Dec. 31, 2002       1.40%       1.60%       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       1.61%       1.94%         --          --        1.00%         --        0.93%       0.93%
For the year ended Dec. 31, 2002       0.00%      (0.95%)    (22.00%)    (22.00%)    (19.80%)    (22.00%)    (20.18%)    (20.37%)
-------------------------------------------------------------------------------------------------------------------------------

                                    WDEI2       UFIF1
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    1.08   $    1.06
At Dec. 31, 2001                  $    1.08   $    1.11
At Dec. 31, 2002                  $    0.86   $    1.17
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         34          30
At Dec. 31, 2002                         36         645
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $      37   $      33
At Dec. 31, 2002                  $      31   $     751
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.24%       4.25%
For the year ended Dec. 31, 2002       1.55%       2.94%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.65%       1.00%
For the year ended Dec. 31, 2002       1.65%       1.00%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       0.00%       4.72%
For the year ended Dec. 31, 2002     (20.37%)      5.41%
-------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                    UFIF2       UFIF3       UFIF4       WFDI5       SFDI1       WFDI2      UGRO1(4)    UGRO2(4)
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    1.05   $    1.06   $    1.06   $    1.06   $    1.06   $    1.05          --          --
At Dec. 31, 2001                  $    1.10   $    1.11   $    1.11   $    1.11   $    1.11   $    1.10          --          --
At Dec. 31, 2002                  $    1.16   $    1.16   $    1.16   $    1.16   $    1.16   $    1.15   $    0.81   $    0.81
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      2,495         799       1,321         117         424         592          --          --
At Dec. 31, 2002                      5,336       1,729       5,451         248         397       1,155          --           9
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $   2,754   $     891   $   1,469   $     130   $     470   $     651          --          --
At Dec. 31, 2002                  $   6,163   $   2,015   $   6,333   $     287   $     459   $   1,323          --   $       7
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       4.39%       4.39%       4.41%       4.54%       4.48%       4.58%         --          --
For the year ended Dec. 31, 2002       2.88%       2.89%       2.91%       2.84%       2.81%       2.82%       0.14%       0.02%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.10%       1.25%       1.35%       1.40%       1.60%       1.65%         --          --
For the year ended Dec. 31, 2002       1.10%       1.25%       1.35%       1.40%       1.60%       1.65%       1.00%       1.10%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       4.76%       4.72%       4.72%       4.72%       4.72%       4.76%         --          --
For the year ended Dec. 31, 2002       5.45%       4.50%       4.50%       4.50%       4.50%       4.55%     (19.00%)    (19.00%)
-------------------------------------------------------------------------------------------------------------------------------

                                   UGRO3(4)    UGRO4(4)
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                         --          --
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                         --          --
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                         --          --
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       0.13%       0.13%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       1.25%       1.35%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002         --          --
-------------------------------------------------------


                                     EVG        SGRO1       UNDM1       UNDM2       PNDM1       UNDM4        EGD        SNDM1
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    0.74   $    0.77   $    0.92   $    0.92   $    1.03   $    0.92   $    1.54   $    0.90
At Dec. 31, 2001                  $    0.50   $    0.52   $    0.76   $    0.76   $    0.85   $    0.75   $    1.27   $    0.74
At Dec. 31, 2002                  $    0.37   $    0.38   $    0.59   $    0.59   $    0.66   $    0.58   $    0.98   $    0.57
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        228         546          20          81       3,478         193       4,237       2,896
At Dec. 31, 2002                        270         476          95         704       4,063         683       3,938       2,097
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $     115   $     286   $      15   $      61   $   3,005   $     145   $   5,370   $   2,139
At Dec. 31, 2002                  $      99   $     181   $      56   $     412   $   2,696   $     396   $   3,845   $   1,190
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --        0.34%       0.43%       0.24%       0.28%       0.23%       0.24%
For the year ended Dec. 31, 2002       0.08%       0.06%       0.55%       0.57%       0.51%       0.56%       0.50%       0.50%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.60%       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%
For the year ended Dec. 31, 2002       1.40%       1.60%       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (32.43%)    (32.47%)    (17.39%)    (17.39%)    (17.48%)    (18.48%)    (17.53%)    (17.78%)
For the year ended Dec. 31, 2002     (26.00%)    (26.92%)    (22.37%)    (22.37%)    (22.35%)    (22.67%)    (22.83%)    (22.97%)
-------------------------------------------------------------------------------------------------------------------------------

                                    WNDM2      USVA1(4)
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    0.86          --
At Dec. 31, 2001                  $    0.70          --
At Dec. 31, 2002                  $    0.54   $    0.79
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        701          --
At Dec. 31, 2002                        363          21
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $     494          --
At Dec. 31, 2002                  $     197   $      16
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.23%         --
For the year ended Dec. 31, 2002       0.47%       0.30%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.65%         --
For the year ended Dec. 31, 2002       1.65%       1.00%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (18.60%)        --
For the year ended Dec. 31, 2002     (22.86%)    (21.00%)
-------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                   USVA2(4)    WSVA6(5)    USVA4(4)    WSVA5(5)    WSVA8(6)    WSVA2(5)     USPF1       USPF2
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --          --          --          --          --   $    0.92   $    0.92
At Dec. 31, 2001                         --          --          --          --          --          --   $    0.80   $    0.80
At Dec. 31, 2002                  $    0.79   $    0.79   $    0.79   $    0.79   $    0.96          --   $    0.61   $    0.61
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --         112       1,567
At Dec. 31, 2002                         67          28          45          35           3          --         360       3,995
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --   $      90   $   1,251
At Dec. 31, 2002                  $      52   $      22   $      35   $      27   $       3          --   $     221   $   2,446
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --          --          --        1.15%       1.20%
For the year ended Dec. 31, 2002       0.46%       0.23%       0.55%       0.35%       0.99%         --        1.11%       1.04%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --          --          --          --          --        1.00%       1.10%
For the year ended Dec. 31, 2002       1.10%       1.25%       1.35%       1.40%       1.60%       1.65%       1.00%       1.10%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --          --          --          --          --      (13.04%)    (13.04%)
For the year ended Dec. 31, 2002     (21.00%)    (21.00%)    (21.00%)    (21.00%)     (4.00%)        --      (23.75%)    (23.75%)
-------------------------------------------------------------------------------------------------------------------------------

                                    USPF3       USPF4
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    0.92   $    0.92
At Dec. 31, 2001                  $    0.80   $    0.80
At Dec. 31, 2002                  $    0.61   $    0.61
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        817       1,756
At Dec. 31, 2002                      2,290       4,960
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $     657   $   1,398
At Dec. 31, 2002                  $   1,402   $   3,022
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.03%       1.08%
For the year ended Dec. 31, 2002       1.07%       1.04%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.25%       1.35%
For the year ended Dec. 31, 2002       1.25%       1.35%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (13.04%)    (13.04%)
For the year ended Dec. 31, 2002     (23.75%)    (23.75%)
-------------------------------------------------------


                                   UABA1(4)    UABA2(4)    UABA3(4)    UABA4(4)    WABA5(6)    WABA8(6)    UAAD1(4)    UAAD2(4)
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --          --          --          --          --          --          --
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                  $    0.76   $    0.76   $    0.76   $    0.76   $    0.95   $    0.95   $    0.75          --
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                        113         711          90         517          11          --          30          --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                  $      86   $     539   $      68   $     391   $      10          --   $      23          --
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002       0.01%         --          --        0.01%       0.01%         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%       1.00%       1.10%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002     (24.00%)    (24.00%)    (24.00%)    (24.00%)     (5.00%)     (5.00%)    (25.00%)        --
-------------------------------------------------------------------------------------------------------------------------------

                                   UAAD3(4)    UAAD4(4)
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                  $    0.75   $    0.75
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                         28          18
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                  $      21   $      13
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002         --          --
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       1.25%       1.35%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002     (25.00%)    (25.00%)
-------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                   WAAD5(7)    WAAD8(7)    UAVA1(4)    UAVA2(4)    UAVA3(4)    UAVA4(4)    WAVA5(8)    WAVA8(8)
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --          --          --          --          --          --          --
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                         --          --   $    0.78   $    0.78   $    0.78   $    0.78          --          --
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                         --          --           3          30          --           1          --          --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                         --          --   $       3   $      23          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002         --          --        3.08%       1.26%       0.63%       1.63%       0.41%       0.43%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002       1.40%       1.60%       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002         --          --      (22.00%)    (22.00%)    (22.00%)    (22.00%)        --          --
-------------------------------------------------------------------------------------------------------------------------------

                                    UGIP1       UGIP2
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    0.97   $    0.97
At Dec. 31, 2001                  $    0.97   $    0.96
At Dec. 31, 2002                  $    0.74   $    0.74
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        640       3,601
At Dec. 31, 2002                      1,341       8,241
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $     618   $   3,469
At Dec. 31, 2002                  $     996   $   6,105
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.53%       0.35%
For the year ended Dec. 31, 2002       0.49%       0.55%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.00%       1.10%
For the year ended Dec. 31, 2002       1.00%       1.10%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       0.00%      (1.03%)
For the year ended Dec. 31, 2002     (23.71%)    (22.92%)
-------------------------------------------------------


                                    UGIP3       UGIP4      WGIP5(7)    WGIP8(7)     UPRG1       UPRG2       UPRG3       UPRG4
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    0.97   $    0.97          --          --   $    0.80   $    0.80   $    0.80   $    0.80
At Dec. 31, 2001                  $    0.96   $    0.96          --          --   $    0.65   $    0.65   $    0.65   $    0.65
At Dec. 31, 2002                  $    0.74   $    0.74   $    0.95   $    0.95   $    0.45   $    0.45   $    0.45   $    0.44
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      2,152       4,722          --          --         741       3,531       1,944       5,808
At Dec. 31, 2002                      3,898      10,906           2           1       1,003       4,459       2,042       7,706
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $   2,075   $   4,531          --          --   $     485   $   2,308   $   1,268   $   3,782
At Dec. 31, 2002                  $   2,881   $   8,027   $       2   $       1   $     450   $   1,994   $     909   $   3,423
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.46%       0.45%         --          --          --          --          --          --
For the year ended Dec. 31, 2002       0.56%       0.57%         --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.25%       1.35%         --          --        1.00%       1.10%       1.25%       1.35%
For the year ended Dec. 31, 2002       1.25%       1.35%       1.40%       1.60%       1.00%       1.10%       1.25%       1.35%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (1.03%)     (1.03%)        --          --      (18.75%)    (18.75%)    (18.75%)    (18.75%)
For the year ended Dec. 31, 2002     (22.92%)    (22.92%)     (5.00%)     (5.00%)    (30.77%)    (30.77%)    (30.77%)    (32.31%)
-------------------------------------------------------------------------------------------------------------------------------

                                     EPP        SPGR1
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    0.96   $    0.86
At Dec. 31, 2001                  $    0.79   $    0.70
At Dec. 31, 2002                  $    0.54   $    0.48
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      2,574       7,466
At Dec. 31, 2002                      2,312       4,631
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $   2,021   $   5,227
At Dec. 31, 2002                  $   1,238   $   2,207
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002         --          --
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.60%
For the year ended Dec. 31, 2002       1.40%       1.60%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.71%)    (18.60%)
For the year ended Dec. 31, 2002     (31.65%)    (31.43%)
-------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                    UTEC1       UTEC2       UTEC3       UTEC4        ETC        STEC1      UAGR1(4)    UAGR2(4)
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    0.69   $    0.69   $    0.69   $    0.69   $    1.08   $    0.70          --          --
At Dec. 31, 2001                  $    0.51   $    0.51   $    0.51   $    0.51   $    0.79   $    0.51          --          --
At Dec. 31, 2002                  $    0.30   $    0.29   $    0.29   $    0.29   $    0.46   $    0.29   $    0.91   $    0.91
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        364       1,387         793       2,237       1,958   $   6,380          --          --
At Dec. 31, 2002                        372       1,530         684       2,423       1,387       3,655           9          41
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $     186   $     709   $     404   $   1,140   $   1,555   $   3,256          --          --
At Dec. 31, 2002                  $     110   $     450   $     201   $     709   $     632   $   1,069   $       8   $      37
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002         --          --          --          --          --          --        0.05%       0.03%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%         --          --
For the year ended Dec. 31, 2002       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%       1.00%       1.10%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (26.09%)    (26.09%)    (26.09%)    (26.09%)    (26.85%)    (27.14%)        --          --
For the year ended Dec. 31, 2002     (41.18%)    (43.14%)    (43.14%)    (43.14%)    (41.77%)    (43.14%)     (9.00%)     (9.00%)
-------------------------------------------------------------------------------------------------------------------------------

                                   UAGR3(4)    UAGR4(4)
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                  $    0.91   $    0.91
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                          1          71
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                  $       1   $      64
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       0.84%       0.01%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       1.25%       1.35%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002      (9.00%)     (9.00%)
-------------------------------------------------------


                                   UFCO1(4)    UFCO2(4)    UFCO3(4)    UFCO4(4)    WFCO5(7)    WFCO8(7)    UFGR1(4)    UFGR2(4)
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --          --          --          --          --          --          --
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                  $    0.86   $    0.86   $    0.86   $    0.86   $    0.97          --   $    0.75   $    0.75
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                        209         740         115         395           8          --          18         108
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                  $     181   $     639   $      99   $     341   $       8          --   $      13   $      80
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002         --          --          --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%       1.00%       1.10%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002     (14.00%)    (14.00%)    (14.00%)    (14.00%)     (3.00%)        --      (25.00%)    (25.00%)
-------------------------------------------------------------------------------------------------------------------------------

                                   UFGR3(4)    UFGR4(4)
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                  $    0.75   $    0.75
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                         31         108
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                  $      23   $      80
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002         --          --
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       1.25%       1.35%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002     (25.00%)    (25.00%)
-------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                   WFGR5(8)    WFGR8(8)    UFMC1(4)    UFMC2(4)    WMDC6(9)    UFMC4(4)    WMDC5(9)    WMDC8(8)
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --          --          --          --          --          --          --
At Dec. 31, 2001                         --          --          --          --   $    1.06          --   $    1.06          --
At Dec. 31, 2002                  $    0.73          --   $    0.85   $    0.85   $    0.95   $    0.85   $    0.94   $   0.89
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --          --          --         522          --          94          --
At Dec. 31, 2002                         14          --          94         773       1,445         503         250          27
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --          --          --   $     556          --   $     100          --
At Dec. 31, 2002                  $      10          --   $      80   $     655   $   1,366   $     426   $     236   $      24
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002         --          --          --          --        0.52%         --        0.52%         --
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --          --          --        1.25%         --        1.40%         --
For the year ended Dec. 31, 2002       1.40%       1.60%       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --          --          --        6.00%         --        6.00%         --
For the year ended Dec. 31, 2002     (27.00%)        --      (15.00%)   (15.00%)     (10.38%)    (15.00%)    (11.32%)    (11.00%)
-------------------------------------------------------------------------------------------------------------------------------

                                   WMDC2(9)    UFOV1(4)
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --
At Dec. 31, 2001                  $    1.06          --
At Dec. 31, 2002                  $    0.94   $    0.75
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          8          --
At Dec. 31, 2002                         42          23
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $       8          --
At Dec. 31, 2002                  $      40   $      17
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       0.35%         --
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.65%         --
For the year ended Dec. 31, 2002       1.65%       1.00%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       6.00%         --
For the year ended Dec. 31, 2002     (11.32%)    (25.00%)
-------------------------------------------------------


                                   UFOV2(4)    UFOV3(4)    UFOV4(4)    URES1(4)    URES2(4)     WRES6      URES4(4)      ERE
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --          --          --          --   $    1.34          --   $    1.25
At Dec. 31, 2001                         --          --          --          --          --   $    1.42          --   $    1.33
At Dec. 31, 2002                  $    0.75   $    0.75   $    0.75   $    0.93   $    0.93   $    1.43   $    0.93   $    1.34
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --          --          --          --         488          --         325
At Dec. 31, 2002                         20          15           4          14          35       1,015           8         542
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --          --          --          --   $     695          --   $     434
At Dec. 31, 2002                  $      15   $      11   $       3   $      13   $      33   $   1,457   $       7   $     728
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --          --        3.86%         --        4.93%
For the year ended Dec. 31, 2002         --          --          --        0.09%       0.05%       2.60%       0.23%       2.68%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --          --          --          --        1.25%         --        1.40%
For the year ended Dec. 31, 2002       1.10%       1.25%       1.35%       1.00%       1.10%       1.25%       1.35%       1.40%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --          --          --          --        5.97%         --        6.40%
For the year ended Dec. 31, 2002     (25.00%)    (25.00%)    (25.00%)     (7.00%)     (7.00%)      0.70%      (7.00%)      0.75%
-------------------------------------------------------------------------------------------------------------------------------

                                    SRES1       WRES2
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    1.32   $    1.18
At Dec. 31, 2001                  $    1.40   $    1.25
At Dec. 31, 2002                  $    1.41   $    1.26
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        685          11
At Dec. 31, 2002                        967          58
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $     959   $      14
At Dec. 31, 2002                  $   1,359   $      73
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       4.95%       3.29%
For the year ended Dec. 31, 2002       3.15%       1.37%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.60%       1.65%
For the year ended Dec. 31, 2002       1.60%       1.65%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       6.06%       5.93%
For the year ended Dec. 31, 2002       0.71%       0.80%
-------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                    USMC1       USMC2       PSMC1       USMC4       WSMC5      WSMC8(8)     WSMC2      UVAS1(4)
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    0.90   $    0.90   $    1.21   $    0.90   $    0.61          --   $    0.60          --
At Dec. 31, 2001                  $    0.75   $    0.75   $    1.01   $    0.75   $    0.51          --   $    0.50          --
At Dec. 31, 2002                  $    0.53   $    0.53   $    0.71   $    0.53   $    0.36          --   $    0.35   $    0.80
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        312       2,165       2,844       4,683         723          --         348          --
At Dec. 31, 2002                        656       4,074       4,574       4,909         967          --         331          24
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $     235   $   1,630   $   2,884   $   3,514   $     366          --   $     175          --
At Dec. 31, 2002                  $     350   $   2,165   $   3,261   $   2,592   $     344          --   $     117   $      19
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.28%       0.33%       0.33%       0.33%       0.33%         --        0.37%         --
For the year ended Dec. 31, 2002       0.22%       0.24%       0.26%       0.29%       0.27%       0.31%       0.23%       0.01%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.00%       1.10%       1.25%       1.35%       1.40%         --        1.65%         --
For the year ended Dec. 31, 2002       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%       1.65%       1.00%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (16.67%)    (16.67%)    (16.53%)    (16.67%)    (16.39%)        --      (16.67%)        --
For the year ended Dec. 31, 2002     (29.33%)    (29.33%)    (29.70%)    (29.33%)    (29.41%)        --      (30.00%)    (20.00%)
-------------------------------------------------------------------------------------------------------------------------------

                                   UVAS2(4)     PVAS1
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --   $    1.29
At Dec. 31, 2001                         --   $    1.45
At Dec. 31, 2002                  $    0.80   $    1.30
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --           2
At Dec. 31, 2002                        127          47
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --   $       3
At Dec. 31, 2002                  $     102   $      61
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --        0.58%
For the year ended Dec. 31, 2002         --        0.27%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --        1.25%
For the year ended Dec. 31, 2002       1.10%       1.25%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --       12.40%
For the year ended Dec. 31, 2002     (20.00%)    (10.34%)
-------------------------------------------------------



                                   UVAS4(4)    WVAS5(8)    WVAS8(8)    WVAS2(5)     UMSS1       UMSS2       PMSS1       UMSS4
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --          --          --   $    1.09   $    1.09   $    1.16   $    1.09
At Dec. 31, 2001                         --          --          --          --   $    1.16   $    1.16   $    1.22   $    1.15
At Dec. 31, 2002                  $    0.80   $    0.88          --   $    0.79   $    1.01   $    1.01   $    1.06   $    1.00
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --          --          --          61       1,321         252       1,374
At Dec. 31, 2002                         61          55          --           4         753       5,681       2,393       6,327
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --          --          --   $      71   $   1,530   $     307   $   1,585
At Dec. 31, 2002                  $      49   $      48          --   $       3   $     762   $   5,737   $   2,547   $   6,347
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --        1.62%       0.63%       1.02%       1.21%
For the year ended Dec. 31, 2002         --        0.44%       1.04%       0.08%       0.75%       0.89%       0.87%       0.91%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --          --          --        1.00%       1.10%       1.25%       1.35%
For the year ended Dec. 31, 2002       1.35%       1.40%       1.60%       1.65%       1.00%       1.10%       1.25%       1.35%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --          --          --        6.42%       6.42%       5.17%       5.50%
For the year ended Dec. 31, 2002     (20.00%)    (12.00%)        --      (21.00%)    (12.93%)    (12.93%)    (13.11%)    (13.04%)
-------------------------------------------------------------------------------------------------------------------------------

                                    EMU         SMSS1
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    1.17   $    1.19
At Dec. 31, 2001                  $    1.23   $    1.25
At Dec. 31, 2002                  $    1.07   $    1.09
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        546         473
At Dec. 31, 2002                        966         690
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $     674   $     593
At Dec. 31, 2002                  $   1,037   $     751
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       2.10%       3.19%
For the year ended Dec. 31, 2002       0.96%       1.38%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%       1.60%
For the year ended Dec. 31, 2002       1.40%       1.60%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       5.13%       5.04%
For the year ended Dec. 31, 2002     (13.01%)    (12.80%)
-------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                    WMSS2       UINT1       UINT2       UINT3       UINT4      WINT5(8)    WINT8(8)     UGRS1
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    1.11   $    1.02   $    1.02   $    1.02   $    1.02          --          --   $    0.95
At Dec. 31, 2001                  $    1.17   $    0.85   $    0.85   $    0.84   $    0.84          --          --   $    0.71
At Dec. 31, 2002                  $    1.02   $    0.68   $    0.68   $    0.68   $    0.68   $    0.84   $    0.84   $    0.50
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         41         324         887         514       1,576          --          --         326
At Dec. 31, 2002                        123         513       2,059         866       2,373         286         330         421
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $      48   $     275   $     750   $     433   $   1,327          --          --   $     230
At Dec. 31, 2002                  $     125   $     350   $   1,402   $     588   $   1,605   $     240   $     276   $     213
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.04%       2.18%       1.23%       1.23%       2.64%         --          --        0.02%
For the year ended Dec. 31, 2002       0.71%       1.41%       1.64%       1.65%       1.92%       3.03%       4.10%         --
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.65%       1.00%       1.10%       1.25%       1.35%         --          --        1.00%
For the year ended Dec. 31, 2002       1.65%       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%       1.00%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       5.41%     (16.67%)    (16.67%)    (17.65%)    (17.65%)        --          --      (25.26%)
For the year ended Dec. 31, 2002     (12.82%)    (20.00%)    (20.00%)    (19.05%)    (19.05%)    (16.00%)    (16.00%)    (29.58%)
-------------------------------------------------------------------------------------------------------------------------------

                                    UGRS2       UGRS3
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    0.95   $    0.95
At Dec. 31, 2001                  $    0.70   $    0.70
At Dec. 31, 2002                  $    0.50   $    0.50
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      2,288         662
At Dec. 31, 2002                      3,137         875
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $   1,610   $     469
At Dec. 31, 2002                  $   1,579   $     441
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.02%       0.03%
For the year ended Dec. 31, 2002         --          --
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.10%       1.25%
For the year ended Dec. 31, 2002       1.10%       1.25%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (26.32%)    (26.32%)
For the year ended Dec. 31, 2002     (28.57%)    (28.57%)
-------------------------------------------------------


                                    UGRS4       UNDS1       UNDS2       PSND1       UNDS4      WSND5(8)    WSND8(8)     UTRS1
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    0.95   $    1.01   $    1.01   $    0.93   $    1.01          --          --   $    1.12
At Dec. 31, 2001                  $    0.70   $    0.95   $    0.95   $    0.87   $    0.94          --          --   $    1.10
At Dec. 31, 2002                  $    0.50   $    0.64   $    0.64   $    0.58   $    0.63   $    0.73          --   $    1.04
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      1,928         115         317         293         454          --          --         792
At Dec. 31, 2002                      2,832         165         569         441         832          20          --       1,585
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $   1,352   $     109   $     300   $     258   $     428          --          --   $     875
At Dec. 31, 2002                  $   1,416   $     106   $     363   $     260   $     527   $      15          --   $   1,640
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.04%         --          --          --          --          --          --        0.90%
For the year ended Dec. 31, 2002         --          --          --          --          --          --          --        1.39%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.35%       1.00%       1.10%       1.25%       1.35%         --          --        1.00%
For the year ended Dec. 31, 2002       1.35%       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%       1.00%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (26.32%)     (5.94%)     (5.94%)     (6.45%)     (6.93%)        --          --       (1.79%)
For the year ended Dec. 31, 2002     (28.57%)    (32.63%)    (32.63%)    (33.33%)    (32.98%)    (27.00%)        --       (5.45%)
-------------------------------------------------------------------------------------------------------------------------------

                                    UTRS2       PSTR1
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    1.12   $    1.06
At Dec. 31, 2001                  $    1.10   $    1.05
At Dec. 31, 2002                  $    1.03   $    0.98
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      3,440       1,861
At Dec. 31, 2002                      7,687       3,949
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $   3,794   $   1,953
At Dec. 31, 2002                  $   7,937   $   3,873
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.88%       0.89%
For the year ended Dec. 31, 2002       1.43%       1.41%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.10%       1.25%
For the year ended Dec. 31, 2002       1.10%       1.25%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (1.79%)     (0.94%)
For the year ended Dec. 31, 2002      (6.36%)     (6.67%)
-------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                    UTRS4      WSTR5(8)    WSTR8(8)    USUT1(4)    USUT2(4)     PSUT1      USUT4(4)    WSUT5(8)
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    1.11          --          --          --          --   $    1.01          --          --
At Dec. 31, 2001                  $    1.10          --          --          --          --   $    0.75          --          --
At Dec. 31, 2002                  $    1.03   $    0.93   $    0.93   $    0.87   $    0.87   $    0.57   $    0.87   $    0.85
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      3,493          --          --          --          --         126          --          --
At Dec. 31, 2002                      8,646          11           6          --          23         209           5           6
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $   3,839          --          --          --          --   $      95          --          --
At Dec. 31, 2002                  $   8,870   $      10   $       5          --   $      20   $     119   $       5   $       5
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.87%         --          --          --          --        2.76%         --          --
For the year ended Dec. 31, 2002       1.46%       0.06%       0.03%         --          --        2.30%         --        0.02%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.35%         --          --          --          --        1.25%         --          --
For the year ended Dec. 31, 2002       1.35%       1.40%       1.60%       1.00%       1.10%       1.25%       1.35%       1.40%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (0.90%)        --          --          --          --      (25.74%)        --          --
For the year ended Dec. 31, 2002      (6.36%)     (7.00%)     (7.00%)    (13.00%)    (13.00%)    (24.00%)    (13.00%)    (15.00%)
-------------------------------------------------------------------------------------------------------------------------------

                                   WSUT8(8)    UOCA1(4)
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                         --   $    0.78
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                         --           9
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                         --   $       7
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       3.10%         --
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       1.60%       1.00%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002         --      (22.00%)
-------------------------------------------------------

                                   UOCA2(4)    UOCA3(4)    UOCA4(4)    WOCA5(7)    WOCA8(7)    UOGS1(4)    UOGS2(4)    WOGS6(5)
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --          --          --          --          --          --          --
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                  $    0.78   $    0.78   $    0.78   $    0.97          --   $    0.77   $    0.77   $    0.77
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                        141          39         163          --          --          25         123         190
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                  $     111   $      30   $     127          --          --   $      19   $      95   $     147
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002         --          --          --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002       1.10%       1.25%       1.35%       1.40%       1.60%       1.00%       1.10%       1.25%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002     (22.00%)    (22.00%)    (22.00%)     (3.00%)        --      (23.00%)    (23.00%)    (23.00%)
-------------------------------------------------------------------------------------------------------------------------------

                                   UOGS4(4)    WOGS5(5)
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                  $    0.77   $    0.77
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                         56          12
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                  $      43   $       9
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002         --          --
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       1.35%       1.40%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002     (23.00%)    (23.00%)
-------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                   WOGS8(7)    WOGS2(5)    UOHI1(4)    UOHI2(4)    UOHI3(4)    UOHI4(4)    UOSM1(4)    UOSM2(4)
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --          --          --          --          --          --          --
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                  $    0.93          --   $    0.96   $    0.96   $    0.96   $    0.96   $    0.79   $    0.79
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                          9          --          18         136           4          76          33         199
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                  $       8          --   $      18   $     131   $       4   $      73   $      26   $     158
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002         --          --          --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002       1.60%       1.65%       1.00%       1.10%       1.25%       1.35%       1.00%       1.10%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002      (7.00%)        --       (4.00%)     (4.00%)     (4.00%)     (4.00%)    (21.00%)    (21.00%)
-------------------------------------------------------------------------------------------------------------------------------

                                   UOSM3(4)    UOSM4(4)
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                  $    0.79   $    0.79
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                         65          87
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --
At Dec. 31, 2002                  $      52   $      69
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002         --          --
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       1.25%       1.35%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002     (21.00%)    (21.00%)
-------------------------------------------------------



                                   WOSM5(6)    WOSM8(6)    USTB1(4)    USTB2(4)    WSTB6(5)    USTB4(4)    WSTB5(5)    WSTB8(7)
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --          --          --          --          --          --          --          --
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                  $    0.95   $    0.95   $    1.04   $    1.04   $    1.03   $    1.03   $    1.03          --
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                          4          13          38         161         212         148          10          --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --          --          --          --          --          --          --          --
At Dec. 31, 2002                  $       3   $      12   $      39   $     167   $     219   $     153   $      10          --
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002         --          --          --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002       1.40%       1.60%       1.00%       1.10%       1.25%       1.35%       1.40%       1.60%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --          --          --          --          --          --          --          --
For the year ended Dec. 31, 2002      (5.00%)     (5.00%)      4.00%       4.00%       3.00%       3.00%       3.00%         --
-------------------------------------------------------------------------------------------------------------------------------

                                   WSTB2(5)     UGIN1
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --   $    1.07
At Dec. 31, 2001                         --   $    0.99
At Dec. 31, 2002                         --   $    0.79
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --         287
At Dec. 31, 2002                         --         379
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --   $     285
At Dec. 31, 2002                         --   $     301
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --        0.19%
For the year ended Dec. 31, 2002         --        1.73%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --        1.00%
For the year ended Dec. 31, 2002       1.65%       1.00%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --       (7.48%)
For the year ended Dec. 31, 2002         --      (20.20%)
-------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                    UGIN2       PGIN1       UGIN4        EPG       WGIN8(8)    UIGR1(4)    UIGR2(4)     PIGR1
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    1.07   $    1.03   $    1.07   $    1.26          --          --          --   $    1.15
At Dec. 31, 2001                  $    0.99   $    0.95   $    0.98   $    1.16          --          --          --   $    0.90
At Dec. 31, 2002                  $    0.79   $    0.76   $    0.79   $    0.93          --   $    0.80   $    0.80   $    0.73
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      1,166         963       1,109       6,280          --          --          --       4,731
At Dec. 31, 2002                      1,991       1,583       1,879       5,706          --          33         436       4,994
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $   1,153   $     918   $   1,091   $   7,290          --          --          --   $   4,269
At Dec. 31, 2002                  $   1,576   $   1,208   $   1,478   $   5,291          --   $      26   $     347   $   3,662
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.44%       0.70%       0.72%       1.62%         --          --          --        0.25%
For the year ended Dec. 31, 2002       1.39%       1.37%       1.33%       1.59%       1.89%         --          --        0.83%
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.10%       1.25%       1.35%       1.40%         --          --          --        1.25%
For the year ended Dec. 31, 2002       1.10%       1.25%       1.35%       1.40%       1.60%       1.00%       1.10%       1.25%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (7.48%)     (7.77%)     (8.41%)     (7.94%)        --          --          --      (21.74%)
For the year ended Dec. 31, 2002     (20.20%)    (20.00%)    (19.39%)    (19.83%)        --      (20.00%)    (20.00%)    (18.89%)
-------------------------------------------------------------------------------------------------------------------------------

                                   UIGR4(4)      EPL
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --   $    1.19
At Dec. 31, 2001                         --   $    0.93
At Dec. 31, 2002                  $    0.79   $    0.76
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --       1,775
At Dec. 31, 2002                        544       1,856
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --   $   1,651
At Dec. 31, 2002                  $     432   $   1,401
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --        0.31%
For the year ended Dec. 31, 2002         --        0.87%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --        1.40%
For the year ended Dec. 31, 2002       1.35%       1.40%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --      (21.85%)
For the year ended Dec. 31, 2002     (21.00%)    (18.28%)
-------------------------------------------------------



                                   WIGR8(8)     WIGR2      UPRE1(4)    UPRE2(4)    UPRE3(4)    UPRE4(4)     UVIS1       UVIS2
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --   $    0.75          --          --          --          --   $    0.92   $    0.92
At Dec. 31, 2001                         --   $    0.59          --          --          --          --   $    0.60   $    0.60
At Dec. 31, 2002                  $    0.85   $    0.47   $    0.81   $    0.81          --   $    0.81   $    0.42   $    0.41
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --         730          --          --          --          --         265       2,325
At Dec. 31, 2002                          7         666           1          57          --           7         163       2,476
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --   $     427          --          --          --          --   $     160   $   1,403
At Dec. 31, 2002                  $       6   $     315          --   $      46          --   $       5   $      68   $   1,026
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --        0.27%         --          --          --          --          --          --
For the year ended Dec. 31, 2002       0.03%       0.85%         --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --        1.65%         --          --          --          --        1.00%       1.10%
For the year ended Dec. 31, 2002       1.60%       1.65%       1.00%       1.10%       1.25%       1.35%       1.00%       1.10%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --      (21.33%)        --          --          --          --      (34.78%)    (34.78%)
For the year ended Dec. 31, 2002     (15.00%)    (20.34%)    (19.00%)    (19.00%)        --      (19.00%)    (30.00%)    (31.67%)
-------------------------------------------------------------------------------------------------------------------------------

                                    UVIS3       UVIS4
                                  ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $    0.92   $    0.92
At Dec. 31, 2001                  $    0.60   $    0.60
At Dec. 31, 2002                  $    0.41   $    0.41
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      1,024       7,086
At Dec. 31, 2002                      1,020       3,391
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                  $     618   $   4,260
At Dec. 31, 2002                  $     422   $   1,396
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002         --          --
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.25%       1.35%
For the year ended Dec. 31, 2002       1.25%       1.35%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (34.78%)    (34.78%)
For the year ended Dec. 31, 2002     (31.67%)    (31.67%)
-------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                                                                                 EPT       WVIS8(8)     WVIS2
                                  ---------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                                              $    1.40          --   $    0.73
At Dec. 31, 2001                                                                              $    0.92          --   $    0.48
At Dec. 31, 2002                                                                              $    0.63          --   $    0.33
-------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                                                                    782          --         668
At Dec. 31, 2002                                                                                    888          --         608
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                                                                $   717          --   $     321
At Dec. 31, 2002                                                                               $    558          --   $     199
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                                    --           --          --
For the year ended Dec. 31, 2002                                                                    --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                                  1.40%          --        1.65%
For the year ended Dec. 31, 2002                                                                  1.40%        1.60%       1.65%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                                (34.29%)         --      (34.25%)
For the year ended Dec. 31, 2002                                                                (31.52%)         --      (31.25%)
-------------------------------------------------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4) Operations commenced on May 21, 2002.

(5) Operations commenced on May 1, 2002.

(6) Operations commenced on July 31, 2002.

(7) Operations commenced on Aug. 30, 2002.

(8) Operations commenced on March 1, 2002.

(9) Operations commenced on May 1, 2001.




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                                                               45273-20 D (5/03)

                      STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                    AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC
                                VARIABLE ANNUITY


                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                              p.  3
Calculating Annuity Payouts                                          p. 22
Rating Agencies                                                      p. 23
Principal Underwriter                                                p. 23
Independent Auditors                                                 p. 23
Condensed Financial Information (Unaudited)                          p. 24
Financial Statements


                AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000

                T = average annual total return

                n = number of years

              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                                    1 YEAR        COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND7        Bond Fund (1/03; 10/81)(1)                                                           --%            --%(b)
UCMG7        Cash Management Fund (1/03; 10/81)                                                   --             --(b)
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                                      (27.01)         (8.02)
WFDI2        Federal Income Fund (3/00; 9/99)                                                  (4.52)          2.23
UGRO7        Growth Fund (1/03; 9/99)                                                             --             --(b)
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                              (29.60)        (22.15)
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                                           --         (27.92)(c)
USPF7        S&P 500 Index Fund (1/03; 5/00)                                                      --             --(b)
           AIM V.I.
UABA7        Basic Value Fund, Series II Shares (1/03; 9/01)(2)                                   --             --(b)
UAAD7        Capital Development Fund, Series II Shares (1/03; 5/98)(2)                           --             --(b)
UAVA7        Premier Equity Fund, Series II Shares (1/03; 5/93)(2)                                --             --(b)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7        AllianceBernstein Growth and Income Portfolio (Class B) (1/03; 1/91)(3)              --             --(b)
UPRG7        AllianceBernstein Premier Growth Portfolio (Class B) (1/03; 6/92)(4)                 --             --(b)
UTEC7        AllianceBernstein Technology Portfolio (Class B) (1/03; 1/96)(5)                     --             --(b)
UAGR7        AllianceBernstein Total Return Portfolio (Class B) (1/03; 12/92)(6)                  --             --(b)
           FIDELITY(R) VIP
UFCO7        Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(7)                              --             --(b)
UFGR7        Growth Portfolio Service Class 2 (1/03; 10/86)(7)                                    --             --(b)
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                               (18.86)        (11.08)
UFOV7        Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                                   --             --(b)
           FTVIPT
WRES2        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                               (7.91)         10.22
WSMC2        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                               (35.75)        (31.33)
WVAS2        Franklin Small Cap Value Securities Fund - Class 2 (5/02; 5/98)(8)                   --         (27.36)(c)
WMSS2        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(8)                         (20.48)         (0.64)
UINT7        Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(9)                          --             --(b)
           MFS(R)
UGRS7        Investors Growth Stock Series - Service Class (1/03; 5/99)(10)                       --             --(b)
UNDS7        New Discovery Series - Service Class (1/03; 5/98)(10)                                --             --(b)
UTRS7        Total Return Series - Service Class (1/03; 1/95)(10)                                 --             --(b)
USUT7        Utilities Series - Service Class (1/03; 1/95)(10)                                    --             --(b)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND7        Bond Fund (1/03; 10/81)(1)                                                 (4.76%)      1.09%      4.04%        7.08%
UCMG7        Cash Management Fund (1/03; 10/81)                                         (8.74)       0.86       1.39         3.23
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                               (27.01)         --         --        (8.26)
WFDI2        Federal Income Fund (3/00; 9/99)                                           (4.52)         --         --         2.31
UGRO7        Growth Fund (1/03; 9/99)                                                  (33.41)         --         --       (22.58)
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                       (29.60)      (3.06)        --         2.22
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                                (20.77)         --         --       (11.35)
USPF7        S&P 500 Index Fund (1/03; 5/00)                                           (30.07)         --         --       (20.96)
           AIM V.I.
UABA7        Basic Value Fund, Series II Shares (1/03; 9/01)(2)                        (30.06)         --         --       (22.55)
UAAD7        Capital Development Fund, Series II Shares (1/03; 5/98)(2)                (29.34)         --         --        (4.48)
UAVA7        Premier Equity Fund, Series II Shares (1/03; 5/93)(2)                     (37.35)      (5.35)        --         4.86
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7        AllianceBernstein Growth and Income Portfolio (Class B) (1/03; 1/91)(3)   (29.94)       0.31       8.13         7.25
UPRG7        AllianceBernstein Premier Growth Portfolio (Class B) (1/03; 6/92)(4)      (37.70)      (4.57)      6.26         7.12
UTEC7        AllianceBernstein Technology Portfolio (Class B) (1/03; 1/96)(5)          (47.62)      (3.55)        --        (0.81)
UAGR7        AllianceBernstein Total Return Portfolio (Class B) (1/03; 12/92)(6)       (19.56)      (3.09)      2.95         2.95
           FIDELITY(R) VIP
UFCO7        Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(7)                   (18.48)       0.30         --         9.13
UFGR7        Growth Portfolio Service Class 2 (1/03; 10/86)(7)                         (37.22)      (3.69)      5.37         7.35
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                        (18.86)         --         --        12.08
UFOV7        Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                        (28.30)      (7.15)      1.74         1.32
           FTVIPT
WRES2        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                        (7.91)      (0.77)      7.08         6.66
WSMC2        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                        (35.75)      (2.14)        --         4.15
WVAS2        Franklin Small Cap Value Securities Fund - Class 2 (5/02; 5/98)(8)        (18.17)         --         --        (2.80)
WMSS2        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(8)                  (20.48)       0.74         --         3.67
UINT7        Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(9)               (26.58)      (5.26)      4.82         3.70
           MFS(R)
UGRS7        Investors Growth Stock Series - Service Class (1/03; 5/99)(10)            (34.87)         --         --       (12.36)
UNDS7        New Discovery Series - Service Class (1/03; 5/98)(10)                     (38.57)         --         --        (0.76)
UTRS7        Total Return Series - Service Class (1/03; 1/95)(10)                      (14.63)       1.64         --         7.65
USUT7        Utilities Series - Service Class (1/03; 1/95)(10)                         (30.51)      (3.84)        --         5.92


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                                    1 YEAR        COMMENCEMENT
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7        Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)                            --%            --%(b)
WOGS2        Global Securities Fund/VA, Service Shares (5/02; 11/90)                              --         (29.57)(c)
UOHI7        High Income Fund/VA, Service Shares (1/03; 4/86)                                     --             --(b)
UOSM7        Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)                           --             --(b)
WSTB2        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                              --          (5.85)(c)
           PUTNAM VARIABLE TRUST
UGIN7        Putnam VT Growth and Income Fund - Class IB Shares (1/03; 2/88)(12)                  --             --(b)
WIGR2        Putnam VT International Equity Fund - Class IB Shares (3/00; 1/97)(13)           (25.78)        (23.05)
               (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE7        Putnam VT Research Fund - Class IB Shares (1/03; 9/98)(14)                           --             --(b)
WVIS2        Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(13)                          (37.48)        (34.72)
           STI CLASSIC VARIABLE TRUST
USAP7        Capital Appreciation Fund (1/03; 10/95)                                              --             --(b)
USGR7        Growth and Income Fund (1/03; 12/99)                                                 --             --(b)
USIE7        International Equity Fund (1/03; 11/96)                                              --             --(b)
USIG7        Investment Grade Bond Fund (1/03; 10/95)                                             --             --(b)
USME7        Mid-Cap Equity Fund (1/03; 10/95)                                                    --             --(b)
USSV7        Small Cap Value Equity Fund (1/03; 10/97)                                            --             --(b)
USVI7        Value Income Stock Fund (1/03; 10/95)                                                --             --(b)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT INVESTING IN:                                                             1 YEAR      5 YEARS    10 YEARS   COMMENCEMENT
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7        Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)                 (34.30%)     (0.96%)     7.14%        8.55%
WOGS2        Global Securities Fund/VA, Service Shares (5/02; 11/90)                   (30.05)       2.04       8.84         6.37
UOHI7        High Income Fund/VA, Service Shares (1/03; 4/86)                          (12.15)      (3.16)      3.73         6.20
UOSM7        Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)                (24.76)         --         --        (4.13)
WSTB2        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                    (3.48)       1.24         --         3.09
           PUTNAM VARIABLE TRUST
UGIN7        Putnam VT Growth and Income Fund - Class IB Shares (1/03; 2/88)(12)       (26.97)      (4.00)      5.53         7.37
WIGR2        Putnam VT International Equity Fund - Class IB Shares (3/00; 1/97)(13)    (25.78)      (0.89)        --         1.60
               (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE7        Putnam VT Research Fund - Class IB Shares (1/03; 9/98)(14)                (29.88)         --         --        (4.60)
WVIS2        Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(13)                   (37.48)      (7.24)        --        (2.88)
           STI CLASSIC VARIABLE TRUST
USAP7        Capital Appreciation Fund (1/03; 10/95)                                   (29.59)      (1.79)        --         6.52
USGR7        Growth and Income Fund (1/03; 12/99)                                      (28.44)         --         --       (10.23)
USIE7        International Equity Fund (1/03; 11/96)                                   (26.62)      (7.99)        --        (3.97)
USIG7        Investment Grade Bond Fund (1/03; 10/95)                                   (0.01)       3.50         --         3.68
USME7        Mid-Cap Equity Fund (1/03; 10/95)                                         (35.56)      (5.76)        --         0.58
USSV7        Small Cap Value Equity Fund (1/03; 10/97)                                 (10.87)      (0.02)        --        (0.23)
USVI7        Value Income Stock Fund (1/03; 10/95)                                     (25.17)      (3.76)        --         3.41



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.50% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Subaccount had not commenced operations as of Dec. 31, 2002.
(c) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                                     1 YEAR       COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND7        Bond Fund (1/03; 10/81)(1)                                                           --%            --%(b)
UCMG7        Cash Management Fund (1/03; 10/81)                                                   --             --(b)
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                                      (21.53)         (6.27)
WFDI2        Federal Income Fund (3/00; 9/99)                                                   2.92           4.23
UGRO7        Growth Fund (1/03; 9/99)                                                             --             --(b)
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                              (24.35)        (20.67)
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                                           --         (22.52)(c)
USPF7        S&P 500 Index Fund (1/03; 5/00)                                                      --             --(b)
           AIM V.I.
UABA7        Basic Value Fund, Series II Shares (1/03; 9/01)(2)                                   --             --(b)
UAAD7        Capital Development Fund, Series II Shares (1/03; 5/98)(2)                           --             --(b)
UAVA7        Premier Equity Fund, Series II Shares (1/03; 5/93)(2)                                --             --(b)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7        AllianceBernstein Growth and Income Portfolio (Class B) (1/03; 1/91)(3)              --             --(b)
UPRG7        AllianceBernstein Premier Growth Portfolio (Class B) (1/03; 6/92)(4)                 --             --(b)
UTEC7        AllianceBernstein Technology Portfolio (Class B) (1/03; 1/96)(5)                     --             --(b)
UAGR7        AllianceBernstein Total Return Portfolio (Class B) (1/03; 12/92)(6)                  --             --(b)
           FIDELITY(R) VIP
UFCO7        Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(7)                              --             --(b)
UFGR7        Growth Portfolio Service Class 2 (1/03; 10/86)(7)                                    --             --(b)
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                               (12.67)         (7.62)
UFOV7        Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                                   --             --(b)
           FTVIPT
WRES2        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                               (0.77)         11.97
WSMC2        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                               (31.03)        (30.03)
WVAS2        Franklin Small Cap Value Securities Fund - Class 2 (5/02; 5/98)(8)                   --         (21.92)(c)
WMSS2        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(8)                         (14.43)          1.29
UINT7        Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(9)                          --             --(b)
           MFS(R)
UGRS7        Investors Growth Stock Series - Service Class (1/03; 5/99)(10)                       --             --(b)
UNDS7        New Discovery Series - Service Class (1/03; 5/98)(10)                                --             --(b)
UTRS7        Total Return Series - Service Class (1/03; 1/95)(10)                                 --             --(b)
USUT7        Utilities Series - Service Class (1/03; 1/95)(10)                                    --             --(b)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND7        Bond Fund (1/03; 10/81)(1)                                                  2.65%       1.46%      4.04%        7.07%
UCMG7        Cash Management Fund (1/03; 10/81)                                         (1.67)       1.23       1.39         3.23
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                               (21.53)         --         --        (7.22)
WFDI2        Federal Income Fund (3/00; 9/99)                                            2.92          --         --         3.44
UGRO7        Growth Fund (1/03; 9/99)                                                  (28.49)         --         --       (21.70)
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                       (24.35)      (2.72)        --         2.22
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                                (14.74)         --         --        (7.08)
USPF7        S&P 500 Index Fund (1/03; 5/00)                                           (24.86)         --         --       (19.33)
           AIM V.I.
UABA7        Basic Value Fund, Series II Shares (1/03; 9/01)(2)                        (24.84)         --         --       (18.55)
UAAD7        Capital Development Fund, Series II Shares (1/03; 5/98)(2)                (24.07)         --         --        (4.12)
UAVA7        Premier Equity Fund, Series II Shares (1/03; 5/93)(2)                     (32.77)      (5.03)        --         4.86
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP7        AllianceBernstein Growth and Income Portfolio (Class B) (1/03; 1/91)(3)   (24.71)       0.66       8.13         7.25
UPRG7        AllianceBernstein Premier Growth Portfolio (Class B) (1/03; 6/92)(4)      (33.15)      (4.24)      6.26         7.12
UTEC7        AllianceBernstein Technology Portfolio (Class B) (1/03; 1/96)(5)          (43.94)      (3.23)        --        (0.81)
UAGR7        AllianceBernstein Total Return Portfolio (Class B) (1/03; 12/92)(6)       (13.44)      (2.74)      2.95         2.95
           FIDELITY(R) VIP
UFCO7        Contrafund(R) Portfolio Service Class 2 (1/03; 1/95)(7)                   (12.26)       0.65         --         9.12
UFGR7        Growth Portfolio Service Class 2 (1/03; 10/86)(7)                         (32.63)      (3.36)      5.37         7.34
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                        (12.67)         --         --        12.43
UFOV7        Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                        (22.93)      (6.83)      1.74         1.32
           FTVIPT
WRES2        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                        (0.77)      (0.41)      7.08         6.65
WSMC2        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                        (31.03)      (1.80)        --         4.15
WVAS2        Franklin Small Cap Value Securities Fund - Class 2 (5/02; 5/98)(8)        (11.92)         --         --        (2.44)
WMSS2        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(8)                  (14.43)       1.10         --         3.67
UINT7        Templeton Foreign Securities Fund - Class 2 (1/03; 5/92)(9)               (21.07)      (4.93)      4.82         3.70
           MFS(R)
UGRS7        Investors Growth Stock Series - Service Class (1/03; 5/99)(10)            (30.07)         --         --       (11.49)
UNDS7        New Discovery Series - Service Class (1/03; 5/98)(10)                     (34.09)         --         --        (0.39)
UTRS7        Total Return Series - Service Class (1/03; 1/95)(10)                       (8.08)       2.00         --         7.64
USUT7        Utilities Series - Service Class (1/03; 1/95)(10)                         (25.34)      (3.50)        --         5.92


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                                      1 YEAR      COMMENCEMENT
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7        Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)                            --%            --%(b)
WOGS2        Global Securities Fund/VA, Service Shares (5/02; 11/90)                              --         (24.32)(c)
UOHI7        High Income Fund/VA, Service Shares (1/03; 4/86)                                     --             --(b)
UOSM7        Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)                           --             --(b)
WSTB2        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                              --           1.47(c)
           PUTNAM VARIABLE TRUST
UGIN7        Putnam VT Growth and Income Fund - Class IB Shares (1/03; 2/88)(12)                  --             --(b)
WIGR2        Putnam VT International Equity Fund - Class IB Shares (3/00; 1/97)(13)           (20.19)        (21.57)
               (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE7        Putnam VT Research Fund - Class IB Shares (1/03; 9/98)(14)                           --             --(b)
WVIS2        Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(13)                          (32.91)        (33.49)
           STI CLASSIC VARIABLE TRUST
USAP7        Capital Appreciation Fund (1/03; 10/95)                                              --             --(b)
USGR7        Growth and Income Fund (1/03; 12/99)                                                 --             --(b)
USIE7        International Equity Fund (1/03; 11/96)                                              --             --(b)
USIG7        Investment Grade Bond Fund (1/03; 10/95)                                             --             --(b)
USME7        Mid-Cap Equity Fund (1/03; 10/95)                                                    --             --(b)
USSV7        Small Cap Value Equity Fund (1/03; 10/97)                                            --             --(b)
USVI7        Value Income Stock Fund (1/03; 10/95)                                                --             --(b)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS    COMMENCEMENT
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA7        Capital Appreciation Fund/VA, Service Shares (1/03; 4/85)                 (29.46%)     (0.62%)     7.14%        8.54%
WOGS2        Global Securities Fund/VA, Service Shares (5/02; 11/90)                   (24.83)       2.40       8.84         6.37
UOHI7        High Income Fund/VA, Service Shares (1/03; 4/86)                           (5.38)      (2.81)      3.73         6.20
UOSM7        Main Street Small Cap Fund/VA, Service Shares (1/03; 5/98)                (19.09)         --         --        (3.76)
WSTB2        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                     4.04        1.61         --         3.09
           PUTNAM VARIABLE TRUST
UGIN7        Putnam VT Growth and Income Fund - Class IB Shares (1/03; 2/88)(12)       (21.49)      (3.66)      5.53         7.36
WIGR2        Putnam VT International Equity Fund - Class IB Shares (3/00; 1/97)(13)    (20.19)      (0.54)        --         1.60
               (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE7        Putnam VT Research Fund - Class IB Shares (1/03; 9/98)(14)                (24.65)         --         --        (4.18)
WVIS2        Putnam VT Vista Fund - Class IB Shares (3/00; 1/97)(13)                   (32.91)      (6.92)        --        (2.88)
           STI CLASSIC VARIABLE TRUST
USAP7        Capital Appreciation Fund (1/03; 10/95)                                   (24.34)      (1.44)        --         6.52
USGR7        Growth and Income Fund (1/03; 12/99)                                      (23.08)         --         --        (9.13)
USIE7        International Equity Fund (1/03; 11/96)                                   (21.11)      (7.67)        --        (3.97)
USIG7        Investment Grade Bond Fund (1/03; 10/95)                                    7.81        3.85         --         3.68
USME7        Mid-Cap Equity Fund (1/03; 10/95)                                         (30.83)      (5.43)        --         0.58
USSV7        Small Cap Value Equity Fund (1/03; 10/97)                                  (3.99)       0.34         --        (0.23)
USVI7        Value Income Stock Fund (1/03; 10/95)                                     (19.53)      (3.42)        --         3.41



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.50% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Subaccount had not commenced operations as of Dec. 31, 2002.
(c) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                                      1 YEAR      COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBND1        Bond Fund (11/99; 10/81)(1)                                                       (3.34%)         2.63%
PCMG1        Cash Management Fund (11/99; 10/81)                                               (7.30)          0.25
PDEI1        Diversified Equity Income Fund (11/99; 9/99)                                     (25.66)         (8.39)
UFIF3        Federal Income Fund (5/00; 9/99)                                                  (3.07)          3.60
UGRO3        Growth Fund (5/02; 9/99)                                                             --         (23.49)(b)
PNDM1        NEW DIMENSIONS FUND(R) (11/99; 5/96)                                             (28.26)        (14.64)
WSVA6        Partners Small Cap Value Fund (5/02; 8/01)                                           --         (26.67)(b)
USPF3        S&P 500 Index Fund (5/00; 5/00)                                                  (28.73)        (19.37)
           AIM V.I.
UABA3        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                                   --         (28.80)(b)
UAAD3        Capital Development Fund, Series II Shares (5/02; 5/98)(2)                           --         (29.24)(b)
UAVA3        Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                                --         (26.85)(b)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3        AllianceBernstein Growth and Income Portfolio (Class B) (5/00; 1/91)(3)          (28.60)        (13.25)
UPRG3        AllianceBernstein Premier Growth Portfolio (Class B) (5/00; 6/92)(4)             (36.39)        (28.62)
UTEC3        AllianceBernstein Technology Portfolio (Class B) (5/00; 1/96)(5)                 (46.35)        (39.25)
UAGR3        AllianceBernstein Total Return Portfolio (Class B) (5/02; 12/92)(6)                  --         (15.66)(b)
           FIDELITY(R) VIP
UFCO3        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                              --         (19.28)(b)
UFGR3        Growth Portfolio Service Class 2 (5/02; 10/86)(7)                                    --         (29.20)(b)
WMDC6        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                               (17.48)        (10.14)
UFOV3        Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                                   --         (29.68)(b)
           FTVIPT
WRES6        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                               (6.48)         11.58
PSMC1        Franklin Small Cap Fund - Class 2 (11/99; 11/95)(8)                              (34.43)        (13.94)
PVAS1        Franklin Small Cap Value Securities Fund - Class 2 (11/99; 5/98)(8)              (16.78)          6.50
PMSS1        Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(8)                        (19.10)         (0.12)
UINT3        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)                      (25.23)        (16.01)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBND1        Bond Fund (11/99; 10/81)(1)                                                (3.34%)      1.91%      5.60%        8.66%
PCMG1        Cash Management Fund (11/99; 10/81)                                        (7.30)       1.71       2.96         4.81
PDEI1        Diversified Equity Income Fund (11/99; 9/99)                              (25.66)         --         --        (7.56)
UFIF3        Federal Income Fund (5/00; 9/99)                                           (3.07)         --         --         3.05
UGRO3        Growth Fund (5/02; 9/99)                                                  (32.14)         --         --       (21.94)
PNDM1        NEW DIMENSIONS FUND(R) (11/99; 5/96)                                      (28.26)      (2.23)        --         3.42
WSVA6        Partners Small Cap Value Fund (5/02; 8/01)                                (19.39)         --         --       (10.53)
USPF3        S&P 500 Index Fund (5/00; 5/00)                                           (28.73)         --         --       (19.79)
           AIM V.I.
UABA3        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                        (28.72)         --         --       (21.73)
UAAD3        Capital Development Fund, Series II Shares (5/02; 5/98)(2)                (28.00)         --         --        (3.69)
UAVA3        Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                     (36.15)      (4.88)        --         5.99
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3        AllianceBernstein Growth and Income Portfolio (Class B) (5/00; 1/91)(3)   (28.60)       1.13       9.72         8.84
UPRG3        AllianceBernstein Premier Growth Portfolio (Class B) (5/00; 6/92)(4)      (36.39)      (3.72)      7.84         8.71
UTEC3        AllianceBernstein Technology Portfolio (Class B) (5/00; 1/96)(5)          (46.35)      (2.68)        --         0.37
UAGR3        AllianceBernstein Total Return Portfolio (Class B) (5/02; 12/92)(6)       (18.18)      (2.27)      4.52         4.52
           FIDELITY(R) VIP
UFCO3        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                   (17.09)       1.10         --        10.72
UFGR3        Growth Portfolio Service Class 2 (5/02; 10/86)(7)                         (35.91)      (2.85)      6.95         8.94
WMDC6        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                        (17.48)         --         --        13.02
UFOV3        Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                        (26.95)      (6.31)      3.30         2.88
           FTVIPT
WRES6        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                        (6.48)       0.03       8.66         8.24
PSMC1        Franklin Small Cap Fund - Class 2 (11/99; 11/95)(8)                       (34.43)      (1.32)        --         5.70
PVAS1        Franklin Small Cap Value Securities Fund - Class 2 (11/99; 5/98)(8)       (16.78)         --         --        (2.06)
PMSS1        Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(8)                 (19.10)       1.55         --         4.87
UINT3        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)               (25.23)      (4.43)      6.40         5.28


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                                      1 YEAR      COMMENCEMENT
           MFS(R)
UGRS3        Investors Growth Stock Series - Service Class (5/00; 5/99)(10)                   (33.55%)       (25.28%)
PSND1        New Discovery Series - Service Class (5/00; 5/98)(10)                            (37.26)        (18.15)
PSTR1        Total Return Series - Service Class (5/00; 1/95)(10)                             (13.23)         (1.41)
PSUT1        Utilities Series - Service Class (10/00; 1/95)(10)                               (29.17)        (25.03)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)                            --         (26.09)(b)
WOGS6        Global Securities Fund/VA, Service Shares (5/02; 11/90)                              --         (28.32)(b)
UOHI3        High Income Fund/VA, Service Shares (5/02; 4/86)                                     --         (10.99)(b)
UOSM3        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                           --         (25.46)(b)
WSTB6        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                              --          (4.54)(b)
           PUTNAM VARIABLE TRUST
PGIN1        Putnam VT Growth and Income Fund - Class IB Shares (11/99; 2/88)(12)             (25.62)         (9.89)
PIGR1        Putnam VT International Equity Fund - Class IB Shares (11/99; 1/97)(13)          (24.42)        (12.21)
               (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE3        Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)                           --         (24.15)(b)
UVIS3        Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)                          (14.53)        (22.31)
           STI CLASSIC VARIABLE TRUST
USAP3        Capital Appreciation Fund (1/03; 10/95)                                              --             --(c)
USGR3        Growth and Income Fund (1/03; 12/99)                                                 --             --(c)
USIE3        International Equity Fund (1/03; 11/96)                                              --             --(c)
USIG3        Investment Grade Bond Fund (1/03; 10/95)                                             --             --(c)
USME3        Mid-Cap Equity Fund (1/03; 10/95)                                                    --             --(c)
USSV3        Small Cap Value Equity Fund (1/03; 10/97)                                            --             --(c)
USVI3        Value Income Stock Fund (1/03; 10/95)                                                --             --(c)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           MFS(R)
UGRS3        Investors Growth Stock Series - Service Class (5/00; 5/99)(10)            (33.55%)        --%        --%      (11.53%)
PSND1        New Discovery Series - Service Class (5/00; 5/98)(10)                     (37.26)         --         --         0.02
PSTR1        Total Return Series - Service Class (5/00; 1/95)(10)                      (13.23)       2.50         --         9.24
PSUT1        Utilities Series - Service Class (10/00; 1/95)(10)                        (29.17)      (3.04)        --         7.79
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)                 (32.98)      (0.13)      8.72        10.14
WOGS6        Global Securities Fund/VA, Service Shares (5/02; 11/90)                   (28.71)       2.91      10.43         7.95
UOHI3        High Income Fund/VA, Service Shares (5/02; 4/86)                          (10.73)      (2.35)      5.30         7.78
UOSM3        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                (23.40)         --         --        (3.35)
WSTB6        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                    (2.04)       2.09         --         4.66
           PUTNAM VARIABLE TRUST
PGIN1        Putnam VT Growth and Income Fund - Class IB Shares (11/99; 2/88)(12)      (25.62)      (3.17)      7.11         8.95
PIGR1        Putnam VT International Equity Fund - Class IB Shares (11/99; 1/97)(13)   (24.42)      (0.07)        --         2.43
               (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE3        Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)                (28.54)         --         --        (3.92)
UVIS3        Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)                   (14.53)      (0.75)        --         2.92
           STI CLASSIC VARIABLE TRUST
USAP3        Capital Appreciation Fund (1/03; 10/95)                                   (28.24)      (0.96)        --         8.11
USGR3        Growth and Income Fund (1/03; 12/99)                                      (27.09)         --         --        (9.59)
USIE3        International Equity Fund (1/03; 11/96)                                   (25.27)      (7.15)        --        (2.86)
USIG3        Investment Grade Bond Fund (1/03; 10/95)                                    1.45        4.44         --         5.26
USME3        Mid-Cap Equity Fund (1/03; 10/95)                                         (34.24)      (4.91)        --         2.14
USSV3        Small Cap Value Equity Fund (1/03; 10/97)                                  (9.46)       0.78         --         0.43
USVI3        Value Income Stock Fund (1/03; 10/95)                                     (23.80)      (2.94)        --         4.98

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.10% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.
(c) Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                                      1 YEAR     COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBND1        Bond Fund (11/99; 10/81)(1)                                                        4.20%          4.66%
PCMG1        Cash Management Fund (11/99; 10/81)                                               (0.11)          2.35
PDEI1        Diversified Equity Income Fund (11/99; 9/99)                                     (20.06)         (6.49)
UFIF3        Federal Income Fund (5/00; 9/99)                                                   4.48           6.10
UGRO3        Growth Fund (5/02; 9/99)                                                             --         (17.71)(b)
PNDM1        NEW DIMENSIONS FUND(R) (11/99; 5/96)                                             (22.89)        (12.87)
WSVA6        Partners Small Cap Value Fund (5/02; 8/01)                                           --         (21.16)(b)
USPF3        S&P 500 Index Fund (5/00; 5/00)                                                  (23.41)        (17.37)
           AIM V.I.
UABA3        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                                   --         (23.48)(b)
UAAD3        Capital Development Fund, Series II Shares (5/02; 5/98)(2)                           --         (23.95)(b)
UAVA3        Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                                --         (21.36)(b)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3        AllianceBernstein Growth and Income Portfolio (Class B) (5/00; 1/91)(3)          (23.26)        (11.10)
UPRG3        AllianceBernstein Premier Growth Portfolio (Class B) (5/00; 6/92)(4)             (31.73)        (26.86)
UTEC3        AllianceBernstein Technology Portfolio (Class B) (5/00; 1/96)(5)                 (42.56)        (37.77)
UAGR3        AllianceBernstein Total Return Portfolio (Class B) (5/02; 12/92)(6)                  --          (9.20)(b)
           FIDELITY(R) VIP
UFCO3        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                              --         (13.13)(b)
UFGR3        Growth Portfolio Service Class 2 (5/02; 10/86)(7)                                    --         (23.91)(b)
WMDC6        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                               (11.17)         (6.11)
UFOV3        Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                                   --         (24.44)(b)
           FTVIPT
WRES6        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                                0.78          13.57
PSMC1        Franklin Small Cap Fund - Class 2 (11/99; 11/95)(8)                              (29.60)        (12.16)
PVAS1        Franklin Small Cap Value Securities Fund - Class 2 (11/99; 5/98)(8)              (10.42)          8.41
PMSS1        Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(8)                        (12.93)          1.96
UINT3        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)                      (19.60)        (13.95)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBND1        Bond Fund (11/99; 10/81)(1)                                                 4.20%       3.00%      5.60%        8.65%
PCMG1        Cash Management Fund (11/99; 10/81)                                        (0.11)       2.81       2.96         4.81
PDEI1        Diversified Equity Income Fund (11/99; 9/99)                              (20.06)         --         --        (5.70)
UFIF3        Federal Income Fund (5/00; 9/99)                                            4.48          --         --         4.99
UGRO3        Growth Fund (5/02; 9/99)                                                  (27.11)         --         --       (20.36)
PNDM1        NEW DIMENSIONS FUND(R) (11/99; 5/96)                                      (22.89)      (1.18)        --         3.79
WSVA6        Partners Small Cap Value Fund (5/02; 8/01)                                (13.25)         --         --        (5.55)
USPF3        S&P 500 Index Fund (5/00; 5/00)                                           (23.41)         --         --       (17.85)
           AIM V.I.
UABA3        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                        (23.39)         --         --       (17.07)
UAAD3        Capital Development Fund, Series II Shares (5/02; 5/98)(2)                (22.61)         --         --        (2.58)
UAVA3        Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                     (31.47)      (3.88)        --         5.99
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3        AllianceBernstein Growth and Income Portfolio (Class B) (5/00; 1/91)(3)   (23.26)       2.22       9.72         8.83
UPRG3        AllianceBernstein Premier Growth Portfolio (Class B) (5/00; 6/92)(4)      (31.73)      (2.70)      7.84         8.70
UTEC3        AllianceBernstein Technology Portfolio (Class B) (5/00; 1/96)(5)          (42.56)      (1.69)        --         0.74
UAGR3        AllianceBernstein Total Return Portfolio (Class B) (5/02; 12/92)(6)       (11.94)      (1.20)      4.52         4.51
           FIDELITY(R) VIP
UFCO3        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                   (10.75)       2.21         --        10.72
UFGR3        Growth Portfolio Service Class 2 (5/02; 10/86)(7)                         (31.20)      (1.82)      6.95         8.93
WMDC6        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                        (11.17)         --         --        14.03
UFOV3        Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                        (21.47)      (5.30)      3.30         2.88
           FTVIPT
WRES6        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(8)                         0.78        1.15       8.66         8.23
PSMC1        Franklin Small Cap Fund - Class 2 (11/99; 11/95)(8)                       (29.60)      (0.27)        --         5.69
PVAS1        Franklin Small Cap Value Securities Fund - Class 2 (11/99; 5/98)(8)       (10.42)         --         --        (0.92)
PMSS1        Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(8)                 (12.93)       2.65         --         5.24
UINT3        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)               (19.60)      (3.39)      6.40         5.27


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                                      1 YEAR     COMMENCEMENT
           MFS(R)
UGRS3        Investors Growth Stock Series - Service Class (5/00; 5/99)(10)                   (28.64%)       (23.44%)
PSND1        New Discovery Series - Service Class (5/00; 5/98)(10)                            (32.67)        (16.13)
PSTR1        Total Return Series - Service Class (5/00; 1/95)(10)                              (6.55)          1.08
PSUT1        Utilities Series - Service Class (10/00; 1/95)(10)                               (23.88)        (22.75)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)                            --         (20.54)(b)
WOGS6        Global Securities Fund/VA, Service Shares (5/02; 11/90)                              --         (22.96)(b)
UOHI3        High Income Fund/VA, Service Shares (5/02; 4/86)                                     --          (4.12)(b)
UOSM3        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                           --         (19.84)(b)
WSTB6        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                              --           2.89(b)
           PUTNAM VARIABLE TRUST
PGIN1        Putnam VT Growth and Income Fund - Class IB Shares (11/99; 2/88)(12)             (20.02)         (8.01)
PIGR1        Putnam VT International Equity Fund - Class IB Shares (11/99; 1/97)(13)          (18.72)        (10.38)
               (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE3        Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)                           --         (18.42)(b)
UVIS3        Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)                           (7.97)        (20.41)
           STI CLASSIC VARIABLE TRUST
USAP3        Capital Appreciation Fund (1/03; 10/95)                                              --             --(c)
USGR3        Growth and Income Fund (1/03; 12/99)                                                 --             --(c)
USIE3        International Equity Fund (1/03; 11/96)                                              --             --(c)
USIG3        Investment Grade Bond Fund (1/03; 10/95)                                             --             --(c)
USME3        Mid-Cap Equity Fund (1/03; 10/95)                                                    --             --(c)
USSV3        Small Cap Value Equity Fund (1/03; 10/97)                                            --             --(c)
USVI3        Value Income Stock Fund (1/03; 10/95)                                                --             --(c)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           MFS(R)
UGRS3        Investors Growth Stock Series - Service Class (5/00; 5/99)(10)            (28.64%)        --%        --%       (9.98%)
PSND1        New Discovery Series - Service Class (5/00; 5/98)(10)                     (32.67)         --         --         1.18
PSTR1        Total Return Series - Service Class (5/00; 1/95)(10)                       (6.55)       3.57         --         9.23
PSUT1        Utilities Series - Service Class (10/00; 1/95)(10)                        (23.88)      (2.00)        --         7.78
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)                 (28.02)       0.93       8.72        10.13
WOGS6        Global Securities Fund/VA, Service Shares (5/02; 11/90)                   (23.38)       3.96      10.43         7.95
UOHI3        High Income Fund/VA, Service Shares (5/02; 4/86)                           (3.84)      (1.26)      5.30         7.78
UOSM3        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                (17.61)         --         --        (2.22)
WSTB6        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                     5.61        3.17         --         4.65
           PUTNAM VARIABLE TRUST
PGIN1        Putnam VT Growth and Income Fund - Class IB Shares (11/99; 2/88)(12)      (20.02)      (2.12)      7.11         8.95
PIGR1        Putnam VT International Equity Fund - Class IB Shares (11/99; 1/97)(13)   (18.72)       1.02         --         3.16
               (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE3        Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)                (23.20)         --         --        (2.65)
UVIS3        Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)                    (7.97)       0.35         --         3.62
           STI CLASSIC VARIABLE TRUST
USAP3        Capital Appreciation Fund (1/03; 10/95)                                   (22.87)       0.11         --         8.10
USGR3        Growth and Income Fund (1/03; 12/99)                                      (21.62)         --         --        (7.60)
USIE3        International Equity Fund (1/03; 11/96)                                   (19.64)      (6.14)        --        (2.42)
USIG3        Investment Grade Bond Fund (1/03; 10/95)                                    9.40        5.43         --         5.25
USME3        Mid-Cap Equity Fund (1/03; 10/95)                                         (29.39)      (3.90)        --         2.14
USSV3        Small Cap Value Equity Fund (1/03; 10/97)                                  (2.45)       1.90         --         1.32
USVI3        Value Income Stock Fund (1/03; 10/95)                                     (18.05)      (1.88)        --         4.98

(a) Current applicable charges deducted from performance include a $40 annual contract charge a 1.10% annual mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.
(c) Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                                               PERFORMANCE OF THE SUBACCOUNT
                                                                                                                        SINCE
SUBACCOUNT INVESTING IN:                                                                      1 YEAR      5 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ESI          Bond Fund (2/95; 10/81)(1)                                                        (4.54%)       1.34%         4.43%
EMS          Cash Management Fund (2/95; 10/81)                                                (8.50)        1.12          1.83
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                                      (26.83)          --         (7.79)
WFDI5        Federal Income Fund (3/00; 9/99)                                                  (4.28)          --          2.50
EVG          Growth Fund (5/00; 9/99)                                                         (33.24)          --        (33.66)
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                                             (29.42)       (2.82)        (1.64)
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                                           --           --        (27.80)(b)
WSPF5        S&P 500 Index Fund (1/03; 5/00)                                                      --           --            --(c)
           AIM V.I.
WABA5        Basic Value Fund, Series II Shares (7/02; 9/01)(2)                                   --           --        (12.25)(b)
WAAD5        Capital Development Fund, Series II Shares (8/02; 5/98)(2)                           --           --        (13.53)(b)
WAVA5        Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                                --           --        (33.20)(b)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5        AllianceBernstein Growth and Income Portfolio (Class B) (8/02; 1/91)(3)              --           --        (12.49)(b)
EPP          AllianceBernstein Premier Growth Portfolio (Class B) (9/99; 6/92)(4)             (37.54)          --        (19.10)
ETC          AllianceBernstein Technology Portfolio (Class B) (9/99; 1/96)(5)                 (47.49)          --        (23.03)
WAGR5        AllianceBernstein Total Return Portfolio (Class B) (1/03; 12/92)(6)                  --           --            --(c)
           FIDELITY(R) VIP
WFCO5        Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                              --           --        (11.39)(b)
WFGR5        Growth Portfolio Service Class 2 (3/02; 10/86)(7)                                    --           --        (35.18)(b)
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                               (18.65)          --        (10.86)
WFOV5        Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                                   --           --            --(c)
           FTVIPT
ERE          Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)                               (7.68)          --          7.95
WSMC5        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                               (35.58)          --        (31.15)
WVAS5        Franklin Small Cap Value Securities Fund - Class 2 (3/02; 5/98)(8)                   --           --        (20.70)(b)
EMU          Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(8)                         (20.28)          --          0.57
WINT5        Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(9)                          --           --        (24.15)(b)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ESI          Bond Fund (2/95; 10/81)(1)                                                 (4.54%)      1.34%      4.29%        7.34%
EMS          Cash Management Fund (2/95; 10/81)                                         (8.50)       1.12       1.61         3.47
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                               (26.83)         --         --        (8.03)
WFDI5        Federal Income Fund (3/00; 9/99)                                           (4.28)         --         --         2.57
EVG          Growth Fund (5/00; 9/99)                                                  (33.24)         --         --       (22.39)
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                                      (29.42)      (2.82)        --         2.47
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                                (20.57)         --         --       (11.13)
WSPF5        S&P 500 Index Fund (1/03; 5/00)                                           (29.90)         --         --       (20.76)
           AIM V.I.
WABA5        Basic Value Fund, Series II Shares (7/02; 9/01)(2)                        (29.86)         --         --       (22.34)
WAAD5        Capital Development Fund, Series II Shares (8/02; 5/98)(2)                (29.16)         --         --        (4.24)
WAVA5        Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                     (37.20)      (5.12)        --         5.13
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5        AllianceBernstein Growth and Income Portfolio (Class B) (8/02; 1/91)(3)   (29.76)       0.56       8.41         7.52
EPP          AllianceBernstein Premier Growth Portfolio (Class B) (9/99; 6/92)(4)      (37.54)      (4.32)      6.54         7.40
ETC          AllianceBernstein Technology Portfolio (Class B) (9/99; 1/96)(5)          (47.49)      (3.33)        --        (0.58)
WAGR5        AllianceBernstein Total Return Portfolio (Class B) (1/03; 12/92)(6)       (19.36)      (2.84)      3.21         3.21
           FIDELITY(R) VIP
WFCO5        Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                   (17.93)       0.64         --         9.47
WFGR5        Growth Portfolio Service Class 2 (3/02; 10/86)(7)                         (37.06)      (3.45)      5.64         7.62
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                        (18.65)         --         --        12.37
WFOV5        Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                        (28.12)      (6.92)      1.99         1.57
           FTVIPT
ERE          Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)                        (7.68)      (0.51)      7.34         6.92
WSMC5        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                        (35.58)      (1.89)        --         4.41
WVAS5        Franklin Small Cap Value Securities Fund - Class 2 (3/02; 5/98)(8)        (17.96)         --         --        (2.58)
EMU          Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(8)                  (20.28)       0.99         --         3.94
WINT5        Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(9)               (26.40)      (5.00)      5.10         3.98


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                                               PERFORMANCE OF THE SUBACCOUNT
                                                                                                                        SINCE
SUBACCOUNT INVESTING IN:                                                                       1 YEAR     5 YEARS    COMMENCEMENT
           MFS(R)
WGRS5        Investors Growth Stock Series - Service Class (1/03; 5/99)(10)                       --%          --%           --%(c)
WSND5        New Discovery Series - Service Class (3/02; 5/98)(10)                                --           --        (33.25)(b)
WSTR5        Total Return Series - Service Class (3/02; 1/95)(10)                                 --           --        (15.29)(b)
WSUT5        Utilities Series - Service Class (3/02; 1/95)(10)                                    --           --        (22.59)(b)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5        Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)                            --           --        (11.07)(b)
WOGS5        Global Securities Fund/VA, Service Shares (5/02; 11/90)                              --           --        (29.24)(b)
WOHI5        High Income Fund/VA, Service Shares (1/03; 4/86)                                     --           --            --(c)
WOSM5        Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)                           --           --        (13.72)(b)
WSTB5        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                              --           --         (5.66)(b)
           PUTNAM VARIABLE TRUST
EPG          Putnam VT Growth and Income Fund - Class IB Shares (10/98; 2/88)(12)             (26.79)          --         (3.36)
EPL          Putnam VT International Equity Fund - Class IB Shares (9/99; 1/97)(13)           (25.59)          --         (9.75)
               (previously Putnam VT International Growth Fund - Class IB Shares)
WPRE5        Putnam VT Research Fund - Class IB Shares (1/03; 9/98)(14)                           --           --            --(c)
EPT          Putnam VT Vista Fund - Class IB Shares (8/99; 1/97)(13)                          (37.32)          --        (17.21)
           STI CLASSIC VARIABLE TRUST
WSAP5        Capital Appreciation Fund (1/03; 10/95)                                              --           --            --(c)
WSGR5        Growth and Income Fund (1/03; 12/99)                                                 --           --            --(c)
WSIE5        International Equity Fund (1/03; 11/96)                                              --           --            --(c)
WSIG5        Investment Grade Bond Fund (1/03; 10/95)                                             --           --            --(c)
WSME5        Mid-Cap Equity Fund (1/03; 10/95)                                                    --           --            --(c)
WSSV5        Small Cap Value Equity Fund (1/03; 10/97)                                            --           --            --(c)
WSVI5        Value Income Stock Fund (1/03; 10/95)                                                --           --            --(c)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           MFS(R)
WGRS5        Investors Growth Stock Series - Service Class (1/03; 5/99)(10)            (34.70%)        --%        --%      (12.13%)
WSND5        New Discovery Series - Service Class (3/02; 5/98)(10)                     (38.41)         --         --        (0.50)
WSTR5        Total Return Series - Service Class (3/02; 1/95)(10)                      (14.43)       1.89         --         7.92
WSUT5        Utilities Series - Service Class (3/02; 1/95)(10)                         (30.33)      (3.63)        --         6.47
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5        Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)                 (34.15)      (0.71)      7.41         8.82
WOGS5        Global Securities Fund/VA, Service Shares (5/02; 11/90)                   (29.87)       2.30       9.12         6.64
WOHI5        High Income Fund/VA, Service Shares (1/03; 4/86)                          (11.92)      (2.91)      3.99         6.47
WOSM5        Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)                (24.57)         --         --        (3.87)
WSTB5        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                    (3.24)       1.50         --         3.35
           PUTNAM VARIABLE TRUST
EPG          Putnam VT Growth and Income Fund - Class IB Shares (10/98; 2/88)(12)      (26.79)      (3.76)      5.74         7.57
EPL          Putnam VT International Equity Fund - Class IB Shares (9/99; 1/97)(13)    (25.59)      (0.63)        --         1.86
               (previously Putnam VT International Growth Fund - Class IB Shares)
WPRE5        Putnam VT Research Fund - Class IB Shares (1/03; 9/98)(14)                (29.71)         --         --        (4.36)
EPT          Putnam VT Vista Fund - Class IB Shares (8/99; 1/97)(13)                   (37.32)      (7.01)        --        (2.64)
           STI CLASSIC VARIABLE TRUST
WSAP5        Capital Appreciation Fund (1/03; 10/95)                                   (29.41)      (1.54)        --         6.79
WSGR5        Growth and Income Fund (1/03; 12/99)                                      (28.25)         --         --       (10.00)
WSIE5        International Equity Fund (1/03; 11/96)                                   (26.44)      (7.76)        --        (3.72)
WSIG5        Investment Grade Bond Fund (1/03; 10/95)                                    0.24        3.77         --         3.95
WSME5        Mid-Cap Equity Fund (1/03; 10/95)                                         (35.40)      (5.52)        --         0.84
WSSV5        Small Cap Value Equity Fund (1/03; 10/97)                                 (10.65)       0.23         --         0.02
WSVI5        Value Income Stock Fund (1/03; 10/95)                                     (24.98)      (3.52)        --         3.68



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.25% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee, a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.
(c) Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.





                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002



                                                                                               PERFORMANCE OF THE SUBACCOUNT
                                                                                                                        SINCE
SUBACCOUNT INVESTING IN:                                                                      1 YEAR      5 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ESI          Bond Fund (2/95; 10/81)(1)                                                         2.89%        1.71%         4.43%
EMS          Cash Management Fund (3/00; 10/81)                                                (1.41)        1.49          1.83
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                                      (21.33)          --         (6.03)
WFDI5        Federal Income Fund (3/00; 9/99)                                                   3.18           --          4.49
EVG          Growth Fund (5/00; 9/99)                                                         (28.31)          --        (32.30)
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                                             (24.15)       (2.48)        (1.64)
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                                           --           --        (22.39)(b)
WSPF5        S&P 500 Index Fund (1/03; 5/00)                                                      --           --            --(c)
           AIM V.I.
WABA5        Basic Value Fund, Series II Shares (7/02; 9/01)(2)                                   --           --         (5.49)(b)
WAAD5        Capital Development Fund, Series II Shares (8/02; 5/98)(2)                           --           --         (6.88)(b)
WAVA5        Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                                --           --        (28.26)(b)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5        AllianceBernstein Growth and Income Portfolio (Class B) (8/02; 1/91)(3)              --           --         (5.76)(b)
EPP          AllianceBernstein Premier Growth Portfolio (Class B) (9/99; 6/92)(4)             (32.98)          --        (18.19)
ETC          AllianceBernstein Technology Portfolio (Class B) (9/99; 1/96)(5)                 (43.79)          --        (22.15)
WAGR5        AllianceBernstein Total Return Portfolio (Class B) (1/03; 12/92)(6)                  --           --            --(c)
           FIDELITY(R) VIP
WFCO5        Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                              --           --         (4.55)(b)
WFGR5        Growth Portfolio Service Class 2 (3/02; 10/86)(7)                                    --           --        (30.42)(b)
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                               (12.45)          --         (7.39)
WFOV5        Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                                   --           --            --(c)
           FTVIPT
ERE          Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)                               (0.52)          --          8.96
WSMC5        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                               (30.85)          --        (29.85)
WVAS5        Franklin Small Cap Value Securities Fund - Class 2 (3/02; 5/98)(8)                   --           --        (14.67)(b)
EMU          Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(8)                         (14.21)          --          1.70
WINT5        Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(9)                          --           --        (18.43)(b)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ESI          Bond Fund (2/95; 10/81)(1)                                                  2.89%       1.71%      4.29%        7.33%
EMS          Cash Management Fund (3/00; 10/81)                                         (1.41)       1.49       1.61         3.47
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                               (21.33)         --         --        (6.99)
WFDI5        Federal Income Fund (3/00; 9/99)                                            3.18          --         --         3.70
EVG          Growth Fund (5/00; 9/99)                                                  (28.31)         --         --       (21.50)
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                                      (24.15)      (2.48)        --         2.47
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                                (14.53)         --         --        (6.85)
WSPF5        S&P 500 Index Fund (1/03; 5/00)                                           (24.67)         --         --       (19.12)
           AIM V.I.
WABA5        Basic Value Fund, Series II Shares (7/02; 9/01)(2)                        (24.63)         --         --       (18.33)
WAAD5        Capital Development Fund, Series II Shares (8/02; 5/98)(2)                (23.87)         --         --        (3.87)
WAVA5        Premier Equity Fund, Series II Shares (3/02; 5/93)(2)                     (32.61)      (4.79)        --         5.12
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
WGIP5        AllianceBernstein Growth and Income Portfolio (Class B) (8/02; 1/91)(3)   (24.52)       0.91       8.41         7.52
EPP          AllianceBernstein Premier Growth Portfolio (Class B) (9/99; 6/92)(4)      (32.98)      (3.99)      6.54         7.40
ETC          AllianceBernstein Technology Portfolio (Class B) (9/99; 1/96)(5)          (43.79)      (3.01)        --        (0.58)
WAGR5        AllianceBernstein Total Return Portfolio (Class B) (1/03; 12/92)(6)       (13.22)      (2.49)      3.21         3.21
           FIDELITY(R) VIP
WFCO5        Contrafund(R) Portfolio Service Class 2 (8/02; 1/95)(7)                   (11.66)       1.00         --         9.46
WFGR5        Growth Portfolio Service Class 2 (3/02; 10/86)(7)                         (32.46)      (3.12)      5.64         7.62
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(7)                        (12.45)         --         --        12.71
WFOV5        Overseas Portfolio Service Class 2 (1/03; 1/87)(7)                        (22.74)      (6.59)      1.99         1.57
           FTVIPT
ERE          Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)                        (0.52)      (0.15)      7.34         6.92
WSMC5        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(8)                        (30.85)      (1.56)        --         4.41
WVAS5        Franklin Small Cap Value Securities Fund - Class 2 (3/02; 5/98)(8)        (11.70)         --         --        (2.21)
EMU          Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(8)                  (14.21)       1.35         --         3.94
WINT5        Templeton Foreign Securities Fund - Class 2 (3/02; 5/92)(9)               (20.87)      (4.67)      5.10         3.97


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF FIVE-YEAR SURRENDER CHARGE SCHEDULE, MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER AND THE GUARANTEED MINIMUM INCOME BENEFIT - 6% RISING FLOOR FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)



                                                                                               PERFORMANCE OF THE SUBACCOUNT
                                                                                                                        SINCE
SUBACCOUNT INVESTING IN:                                                                      1 YEAR      5 YEARS   COMMENCEMENT
           MFS(R)
WGRS5        Investors Growth Stock Series - Service Class (1/03; 5/99)(10)                       --%          --%           --%(c)
WSND5        New Discovery Series - Service Class (3/02; 5/98)(10)                                --           --        (28.31)(b)
WSTR5        Total Return Series - Service Class (3/02; 1/95)(10)                                 --           --         (8.79)(b)
WSUT5        Utilities Series - Service Class (3/02; 1/95)(10)                                    --           --        (16.73)(b)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5        Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)                            --           --         (4.20)(b)
WOGS5        Global Securities Fund/VA, Service Shares (5/02; 11/90)                              --           --        (23.96)(b)
WOHI5        High Income Fund/VA, Service Shares (1/03; 4/86)                                     --           --            --(c)
WOSM5        Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)                           --           --         (7.08)(b)
WSTB5        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                              --           --          1.67(b)
           PUTNAM VARIABLE TRUST
EPG          Putnam VT Growth and Income Fund - Class IB Shares (10/98; 2/88)(12)             (21.29)          --         (2.95)
EPL          Putnam VT International Equity Fund - Class IB Shares (9/99; 1/97)(13)           (19.99)          --         (8.73)
               (previously Putnam VT International Growth Fund - Class IB Shares)
WPRE5        Putnam VT Research Fund - Class IB Shares (1/03; 9/98)(14)                           --           --            --(c)
EPT          Putnam VT Vista Fund - Class IB Shares (8/99; 1/97)(13)                          (32.74)          --        (16.31)
           STI CLASSIC VARIABLE TRUST
WSAP5        Capital Appreciation Fund (1/03; 10/95)                                              --           --            --(c)
WSGR5        Growth and Income Fund (1/03; 12/99)                                                 --           --            --(c)
WSIE5        International Equity Fund (1/03; 11/96)                                              --           --            --(c)
WSIG5        Investment Grade Bond Fund (1/03; 10/95)                                             --           --            --(c)
WSME5        Mid-Cap Equity Fund (1/03; 10/95)                                                    --           --            --(c)
WSSV5        Small Cap Value Equity Fund (1/03; 10/97)                                            --           --            --(c)
WSVI5        Value Income Stock Fund (1/03; 10/95)                                                --           --            --(c)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           MFS(R)
WGRS5        Investors Growth Stock Series - Service Class (1/03; 5/99)(10)            (29.90%)        --%        --%      (11.27%)
WSND5        New Discovery Series - Service Class (3/02; 5/98)(10)                     (33.93)         --         --        (0.13)
WSTR5        Total Return Series - Service Class (3/02; 1/95)(10)                       (7.86)       2.26         --         7.91
WSUT5        Utilities Series - Service Class (3/02; 1/95)(10)                         (25.14)      (3.29)        --         6.47
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOCA5        Capital Appreciation Fund/VA, Service Shares (8/02; 4/85)                 (29.29)      (0.37)      7.41         8.81
WOGS5        Global Securities Fund/VA, Service Shares (5/02; 11/90)                   (24.64)       2.65       9.12         6.64
WOHI5        High Income Fund/VA, Service Shares (1/03; 4/86)                           (5.14)      (2.56)      3.99         6.47
WOSM5        Main Street Small Cap Fund/VA, Service Shares (7/02; 5/98)                (18.88)         --         --        (3.51)
WSTB5        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                     4.30        1.87         --         3.35
           PUTNAM VARIABLE TRUST
EPG          Putnam VT Growth and Income Fund - Class IB Shares (10/98; 2/88)(12)      (21.29)      (3.42)      5.74         7.56
EPL          Putnam VT International Equity Fund - Class IB Shares (9/99; 1/97)(13)    (19.99)      (0.27)        --         1.86
               (previously Putnam VT International Growth Fund - Class IB Shares)
WPRE5        Putnam VT Research Fund - Class IB Shares (1/03; 9/98)(14)                (24.46)         --         --        (3.94)
EPT          Putnam VT Vista Fund - Class IB Shares (8/99; 1/97)(13)                    32.74)      (6.69)        --        (2.64)
           STI CLASSIC VARIABLE TRUST
WSAP5        Capital Appreciation Fund (1/03; 10/95)                                   (24.14)      (1.19)        --         6.79
WSGR5        Growth and Income Fund (1/03; 12/99)                                      (22.89)         --         --        (8.89)
WSIE5        International Equity Fund (1/03; 11/96)                                   (20.91)      (7.43)        --        (3.72)
WSIG5        Investment Grade Bond Fund (1/03; 10/95)                                    8.08        4.12         --         3.94
WSME5        Mid-Cap Equity Fund (1/03; 10/95)                                         (30.65)      (5.19)        --         0.84
WSSV5        Small Cap Value Equity Fund (1/03; 10/97)                                  (3.75)       0.60         --         0.02
WSVI5        Value Income Stock Fund (1/03; 10/95)                                     (19.32)      (3.18)        --         3.67



(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 1.25% annual mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and a 0.75% annual Guaranteed Minimum Income Benefit - 6% Rising Floor fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.
(c) Subaccount had not commenced operations as of Dec. 31, 2002.


See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002


                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                                      1 YEAR     COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND1        Bond Fund (5/02; 10/81)(1)                                                           --%         (3.66%)(b)
UCMG1        Cash Management Fund (5/00; 10/81)                                                (7.08)         (0.34)
UDEI1        Diversified Equity Income Fund (5/02; 9/99)                                          --         (26.68)(b)
UFIF1        Federal Income Fund (5/00; 9/99)                                                  (2.83)          3.84
UGRO1        Growth Fund (5/02; 9/99)                                                             --         (23.38)(b)
UNDM1        NEW DIMENSIONS FUND(R) (5/00; 5/96)                                              (28.08)        (20.67)
USVA1        Partners Small Cap Value Fund (5/02; 8/01)                                           --         (26.13)(b)
USPF1        S&P 500 Index Fund (5/00; 5/00)            (                                      28.56)        (19.17)
           AIM V.I.
UABA1        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                                   --         (28.70)(b)
UAAD1        Capital Development Fund, Series II Shares (5/02; 5/98)(2)                           --         (29.13)(b)
UAVA1        Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                                --         (26.74)(b)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1        AllianceBernstein Growth and Income Portfolio (Class B) (5/00; 1/91)(3)          (28.42)        (13.03)
UPRG1        AllianceBernstein Premier Growth Portfolio (Class B) (5/00; 6/92)(4)             (36.23)        (28.45)
UTEC1        AllianceBernstein Technology Portfolio (Class B) (5/00; 1/96)(5)                 (46.22)        (39.09)
UAGR1        AllianceBernstein Total Return Portfolio (Class B) (5/02; 12/92)(6)                  --         (15.53)(b)
           FIDELITY(R) VIP
UFCO1        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                              --         (19.16)(b)
UFGR1        Growth Portfolio Service Class 2 (5/02; 10/86)(7)                                    --         (29.09)(b)
UFMC1        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                                   --         (20.66)(b)
UFOV1        Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                                   --         (29.58)(b)
           FTVIPT
URES1        Franklin Real Estate Fund - Class 2 (5/02; 1/89)(8)                                  --         (12.85)(b)
USMC1        Franklin Small Cap Fund - Class 2 (5/00; 11/95)(8)                               (34.27)        (23.50)
UVAS1        Franklin Small Cap Value Securities Fund - Class 2 (5/02; 5/98)(8)                   --         (24.67)(b)
UMSS1        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(8)                         (18.90)         (1.99)
UINT1        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)                      (25.05)        (15.80)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND1        Bond Fund (5/02; 10/81)(1)                                                 (3.08%)      2.20%      5.88%        8.93%
UCMG1        Cash Management Fund (5/00; 10/81)                                         (7.08)       1.96       3.21         5.06
UDEI1        Diversified Equity Income Fund (5/02; 9/99)                               (25.47)         --         --        (7.33)
UFIF1        Federal Income Fund (5/00; 9/99)                                           (2.83)         --         --         3.34
UGRO1        Growth Fund (5/02; 9/99)                                                  (31.92)         --         --       (21.61)
UNDM1        NEW DIMENSIONS FUND(R) (5/00; 5/96)                                       (28.08)      (1.99)        --         3.69
USVA1        Partners Small Cap Value Fund (5/02; 8/01)                                (19.19)         --         --       (10.30)
USPF1        S&P 500 Index Fund (5/00; 5/00)                                           (28.56)         --         --       (19.59)
           AIM V.I.
UABA1        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                        (28.54)         --         --       (21.53)
UAAD1        Capital Development Fund, Series II Shares (5/02; 5/98)(2)                (27.82)         --         --        (3.45)
UAVA1        Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                     (35.88)      (4.26)        --         6.71
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1        AllianceBernstein Growth and Income Portfolio (Class B) (5/00; 1/91)(3)   (28.42)       1.38       9.99         9.11
UPRG1        AllianceBernstein Premier Growth Portfolio (Class B) (5/00; 6/92)(4)      (36.23)      (3.48)      8.11         8.98
UTEC1        AllianceBernstein Technology Portfolio (Class B) (5/00; 1/96)(5)          (46.22)      (2.44)        --         0.63
UAGR1        AllianceBernstein Total Return Portfolio (Class B) (5/02; 12/92)(6)       (17.98)      (2.02)      4.78         4.78
           FIDELITY(R) VIP
UFCO1        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                   (16.89)       1.36         --        11.00
UFGR1        Growth Portfolio Service Class 2 (5/02; 10/86)(7)                         (35.75)      (2.60)      7.22         9.21
UFMC1        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                        (17.27)         --         --        13.31
UFOV1        Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                        (26.77)      (6.08)      3.56         3.14
           FTVIPT
URES1        Franklin Real Estate Fund - Class 2 (5/02; 1/89)(8)                        (6.25)       0.28       8.92         8.50
USMC1        Franklin Small Cap Fund - Class 2 (5/00; 11/95)(8)                        (34.27)      (1.07)        --         5.97
UVAS1        Franklin Small Cap Value Securities Fund - Class 2 (5/02; 5/98)(8)        (43.94)         --         --        (9.87)
UMSS1        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(8)                  (18.90)       1.82         --         5.13
UINT1        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)               (25.05)      (4.19)      6.66         5.54


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                                      1 YEAR     COMMENCEMENT
           MFS(R)
UGRS1        Investors Growth Stock Series - Service Class (5/00; 5/99)(10)                   (33.38%)       (25.10%)
UNDS1        New Discovery Series - Service Class (5/00; 5/98)(10)                            (37.11)        (17.91)
UTRS1        Total Return Series - Service Class (5/00; 1/95)(10)                             (13.01)         (1.17)
USUT1        Utilities Series - Service Class (5/02; 1/95)(10)                                    --         (18.62)(b)
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)                            --         (25.98)(b)
UOGS1        Global Securities Fund/VA, Service Shares (5/02; 11/90)                              --         (28.01)(b)
UOHI1        High Income Fund/VA, Service Shares (5/02; 4/86)                                     --         (10.85)(b)
UOSM1        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                           --         (25.34)(b)
USTB1        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                              --          (4.12)(b)
           PUTNAM VARIABLE TRUST
UGIN1        Putnam VT Growth and Income Fund - Class IB Shares (5/00; 2/88)(12)              (25.43)        (10.77)
UIGR1        Putnam VT International Equity Fund - Class IB Shares (5/02; 1/97)(13)               --         (25.70)(b)
               (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE1        Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)                           --         (24.03)(b)
UVIS1        Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)                          (36.01)        (30.51)
           STI CLASSIC VARIABLE TRUST
USAP1        Capital Appreciation Fund (1/03; 10/95)                                              --             --(c)
USGR1        Growth and Income Fund (1/03; 12/99)                                                 --             --(c)
USIE1        International Equity Fund (1/03; 11/96)                                              --             --(c)
USIG1        Investment Grade Bond Fund (1/03; 10/95)                                             --             --(c)
USME1        Mid-Cap Equity Fund (1/03; 10/95)                                                    --             --(c)
USSV1        Small Cap Value Equity Fund (1/03; 10/97)                                            --             --(c)
USVI1        Value Income Stock Fund (1/03; 10/95)                                                --             --(c)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           MFS(R)
UGRS1        Investors Growth Stock Series - Service Class (5/00; 5/99)(10)            (33.38%)        --%        --%      (11.31%)
UNDS1        New Discovery Series - Service Class (5/00; 5/98)(10)                     (37.11)         --         --         0.26
UTRS1        Total Return Series - Service Class (5/00; 1/95)(10)                      (13.01)       2.77         --         9.51
USUT1        Utilities Series - Service Class (5/02; 1/95)(10)                         (29.00)      (2.76)        --         7.77
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)                 (32.81)       0.12       8.99        10.41
UOGS1        Global Securities Fund/VA, Service Shares (5/02; 11/90)                   (28.53)       3.18      10.71         8.23
UOHI1        High Income Fund/VA, Service Shares (5/02; 4/86)                          (10.51)      (2.10)      5.56         8.05
UOSM1        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                (23.21)         --         --        (3.11)
USTB1        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                    (1.79)       2.36         --         4.92
           PUTNAM VARIABLE TRUST
UGIN1        Putnam VT Growth and Income Fund - Class IB Shares (5/00; 2/88)(12)       (25.43)      (2.93)      7.37         9.23
UIGR1        Putnam VT International Equity Fund - Class IB Shares (5/02; 1/97)(13)    (24.23)       0.18         --         2.70
               (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE1        Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)                (28.36)         --         --        (3.68)
UVIS1        Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)                   (36.01)      (6.16)        --        (1.83)
           STI CLASSIC VARIABLE TRUST
USAP1        Capital Appreciation Fund (1/03; 10/95)                                   (28.06)      (0.71)        --         8.38
USGR1        Growth and Income Fund (1/03; 12/99)                                      (26.90)         --         --        (9.36)
USIE1        International Equity Fund (1/03; 11/96)                                   (25.08)      (6.91)        --        (2.61)
USIG1        Investment Grade Bond Fund (1/03; 10/95)                                    1.70        4.72         --         5.52
USME1        Mid-Cap Equity Fund (1/03; 10/95)                                         (34.07)      (4.67)        --         2.40
USSV1        Small Cap Value Equity Fund (1/03; 10/97)                                  (9.23)       1.03         --         0.68
USVI1        Value Income Stock Fund (1/03; 10/95)                                     (23.61)      (2.69)        --         5.25

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.
(c) Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002



                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT INVESTING IN:                                                                      1 YEAR     COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND1        Bond Fund (5/02; 10/81)(1)                                                           --%          3.84%(b)
UCMG1        Cash Management Fund (5/00; 10/81)                                                 0.13           2.19
UDEI1        Diversified Equity Income Fund (5/02; 9/99)                                          --         (21.18)(b)
UFIF1        Federal Income Fund (5/00; 9/99)                                                   4.75           6.34
UGRO1        Growth Fund (5/02; 9/99)                                                             --         (17.59)(b)
UNDM1        NEW DIMENSIONS FUND(R) (5/00; 5/96)                                              (22.70)        (18.69)
USVA1        Partners Small Cap Value Fund (5/02; 8/01)                                           --         (20.58)(b)
USPF1        S&P 500 Index Fund (5/00; 5/00)                                                  (23.21)        (17.16)
           AIM V.I.
UABA1        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                                   --         (23.36)(b)
UAAD1        Capital Development Fund, Series II Shares (5/02; 5/98)(2)                           --         (23.84)(b)
UAVA1        Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                                --         (21.24)(b)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1        AllianceBernstein Growth and Income Portfolio (Class B) (5/00; 1/91)(3)          (23.07)        (10.88)
UPRG1        AllianceBernstein Premier Growth Portfolio (Class B) (5/00; 6/92)(4)             (31.56)        (26.67)
UTEC1        AllianceBernstein Technology Portfolio (Class B) (5/00; 1/96)(5)                 (42.41)        (37.61)
UAGR1        AllianceBernstein Total Return Portfolio (Class B) (5/02; 12/92)(6)                  --          (9.05)(b)
           FIDELITY(R) VIP
UFCO1        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                              --         (13.00)(b)
UFGR1        Growth Portfolio Service Class 2 (5/02; 10/86)(7)                                    --         (23.79)(b)
UFMC1        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                                   --          14.63)(b)
UFOV1        Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                                   --         (24.32)(b)
           FTVIPT
URES1        Franklin Real Estate Fund - Class 2 (5/02; 1/89)(8)                                  --          (6.14)(b)
USMC1        Franklin Small Cap Fund - Class 2 (5/00; 11/95)(8)                               (29.42)        (21.61)
UVAS1        Franklin Small Cap Value Securities Fund - Class 2 (5/02; 5/98)(8)                   --         (18.99)(b)
UMSS1        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(8)                         (12.71)          0.45
UINT1        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)                      (19.40)        (13.73)

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT INVESTING IN:                                                               1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND1        Bond Fund (5/02; 10/81)(1)                                                  4.48%       3.28%      5.88%        8.93%
UCMG1        Cash Management Fund (5/00; 10/81)                                          0.13        3.05       3.21         5.06
UDEI1        Diversified Equity Income Fund (5/02; 9/99)                               (19.86)         --         --        (5.46)
UFIF1        Federal Income Fund (5/00; 9/99)                                            4.75          --         --         5.27
UGRO1        Growth Fund (5/02; 9/99)                                                  (26.87)         --         --       (20.03)
UNDM1        NEW DIMENSIONS FUND(R) (5/00; 5/96)                                       (22.70)      (0.93)        --         4.05
USVA1        Partners Small Cap Value Fund (5/02; 8/01)                                (13.03)         --         --        (5.32)
USPF1        S&P 500 Index Fund (5/00; 5/00)                                           (23.21)         --         --       (17.64)
           AIM V.I.
UABA1        Basic Value Fund, Series II Shares (5/02; 9/01)(2)                        (23.19)         --         --       (16.86)
UAAD1        Capital Development Fund, Series II Shares (5/02; 5/98)(2)                (22.41)         --         --        (2.33)
UAVA1        Premier Equity Fund, Series II Shares (5/02; 5/93)(2)                     (31.17)      (3.25)        --         6.70
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1        AllianceBernstein Growth and Income Portfolio (Class B) (5/00; 1/91)(3)   (23.07)       2.47       9.99         9.11
UPRG1        AllianceBernstein Premier Growth Portfolio (Class B) (5/00; 6/92)(4)      (31.56)      (2.46)      8.11         8.98
UTEC1        AllianceBernstein Technology Portfolio (Class B) (5/00; 1/96)(5)          (42.41)      (1.44)        --         0.99
UAGR1        AllianceBernstein Total Return Portfolio (Class B) (5/02; 12/92)(6)       (11.71)      (0.95)      4.78         4.78
           FIDELITY(R) VIP
UFCO1        Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(7)                   (10.53)       2.47         --        10.99
UFGR1        Growth Portfolio Service Class 2 (5/02; 10/86)(7)                         (31.03)      (1.57)      7.22         9.20
UFMC1        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(7)                        (10.95)         --         --        14.32
UFOV1        Overseas Portfolio Service Class 2 (5/02; 1/87)(7)                        (21.27)      (5.06)      3.56         3.13
           FTVIPT
URES1        Franklin Real Estate Fund - Class 2 (5/02; 1/89)(8)                         1.03        1.40       8.92         8.50
USMC1        Franklin Small Cap Fund - Class 2 (5/00; 11/95)(8)                        (29.42)      (0.02)        --         5.97
UVAS1        Franklin Small Cap Value Securities Fund - Class 2 (5/02; 5/98)(8)        (39.94)         --         --        (8.81)
UMSS1        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(8)                  (12.71)       2.91         --         5.51
UINT1        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(9)               (19.40)      (3.15)      6.66         5.54


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDED DEC. 31, 2002 (CONTINUED)


                                                                                                 PERFORMANCE OF THE SUBACCOUNT
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                                          1 YEAR      COMMENCEMENT
            MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                                       (28.46%)      (23.24%)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)                                (32.51)       (15.90)
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)                                  (6.32)         1.32
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)                                        --        (12.41)(b)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)                                --        (20.41)(b)
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)                                  --        (22.62)(b)
UOHI1         High Income Fund/VA, Service Shares (5/02; 4/86)                                         --         (3.97)(b)
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)                               --        (19.72)(b)
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                                  --          3.35(b)
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                                                     (19.82)        (8.56)
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(13)                                                         --        (20.10)(b)
              (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE1         Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)                               --        (18.30)(b)
UVIS1         Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)                              (31.32)       (28.80)
            STI CLASSIC VARIABLE TRUST
USAP1         Capital Appreciation Fund (1/03; 10/95)                                                  --            --(c)
USGR1         Growth and Income Fund (1/03; 12/99)                                                     --            --(c)
USIE1         International Equity Fund (1/03; 11/96)                                                  --            --(c)
USIG1         Investment Grade Bond Fund (1/03; 10/95)                                                 --            --(c)
USME1         Mid-Cap Equity Fund (1/03; 10/95)                                                        --            --(c)
USSV1         Small Cap Value Equity Fund (1/03; 10/97)                                                --            --(c)
USVI1         Value Income Stock Fund (1/03; 10/95)                                                    --            --(c)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                             1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                          (28.46%)        --%       --%      (9.76%)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(10)                   (32.51)         --        --        1.42
UTRS1         Total Return Series - Service Class (5/00; 1/95)(10)                     (6.32)       3.83        --        9.50
USUT1         Utilities Series - Service Class (5/02; 1/95)(10)                       (23.69)      (1.72)       --        7.76
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1         Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)               (27.84)       1.19      8.99       10.41
UOGS1         Global Securities Fund/VA, Service Shares (5/02; 11/90)                 (23.18)       4.22     10.71        8.22
UOHI1         High Income Fund/VA, Service Shares (5/02; 4/86)                         (3.60)      (1.02)     5.56        8.05
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)              (17.40)         --        --       (1.98)
USTB1         Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(11)                   5.88        3.43        --        4.92
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(12)                                        (19.82)      (1.88)     7.37        9.22
UIGR1         Putnam VT International Equity Fund -
              Class IB Shares (5/02; 1/97)(13)                                        (18.51)       1.27        --        3.42
              (previously Putnam VT International Growth Fund - Class IB Shares)
UPRE1         Putnam VT Research Fund - Class IB Shares (5/02; 9/98)(14)              (23.00)         --        --       (2.40)
UVIS1         Putnam VT Vista Fund - Class IB Shares (5/00; 1/97)(13)                 (31.32)      (5.16)       --       (1.10)
            STI CLASSIC VARIABLE TRUST
USAP1         Capital Appreciation Fund (1/03; 10/95)                                 (22.68)       0.36        --        8.37
USGR1         Growth and Income Fund (1/03; 12/99)                                    (21.42)         --        --       (7.37)
USIE1         International Equity Fund (1/03; 11/96)                                 (19.43)      (5.90)       --       (2.18)
USIG1         Investment Grade Bond Fund (1/03; 10/95)                                  9.67        5.70        --        5.52
USME1         Mid-Cap Equity Fund (1/03; 10/95)                                       (29.21)      (3.66)       --        2.40
USSV1         Small Cap Value Equity Fund (1/03; 10/97)                                (2.21)       2.16        --        1.58
USVI1         Value Income Stock Fund (1/03; 10/95)                                   (17.84)      (1.63)       --        5.24

(a) Current applicable charges deducted from performance include a $40 annual contract charge, a 0.85% annual mortality and expense risk fee, a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

(c)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

NOTES TO PERFORMANCE INFORMATION


(1)  (Commencement date of the subaccount; commencement date of the fund.)


(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.


(4) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.


(5) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001 Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.


(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2002 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class's 2 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.


(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(12) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(13) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(14) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                         ERV - P
                                         -------
                                            P

where:           P =  a hypothetical initial payment of $1,000
               ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the GMIB - MAV and GMIB - 6% Rising Floor Rider fee and the mortality and expense risk fee.


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:


(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT     INVESTING IN:                                            YIELD
PBND1          AXP(R) Variable Portfolio - Bond Fund                    5.15%
ESI            AXP(R) Variable Portfolio - Bond Fund                    5.20
SBND1          AXP(R) Variable Portfolio - Bond Fund                    5.23
UFIF1          AXP(R) Variable Portfolio - Federal Income Fund          2.96
UFIF2          AXP(R) Variable Portfolio - Federal Income Fund          2.98
UFIF3          AXP(R) Variable Portfolio - Federal Income Fund          2.97
UFIF4          AXP(R) Variable Portfolio - Federal Income Fund          2.94
WFDI5          AXP(R) Variable Portfolio - Federal Income Fund          2.94
SFDI1          AXP(R) Variable Portfolio - Federal Income Fund          3.00
WFDI2          AXP(R) Variable Portfolio - Federal Income Fund          2.97


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                       www.ambest.com
Fitch                           www.fitchratings.com
Moody's                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's-- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001: $22,055,827; and 2000:
$32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts. We have not provided this information for some of the subaccounts because they are new and do not have any history.



YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       1.04              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        63              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

SUBACCOUNT UBND2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       1.04              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       215              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

SUBACCOUNT PBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period               $       1.11    $       1.05    $       1.01    $       1.00
Accumulation unit value at end of period                     $       1.16    $       1.11    $       1.05    $       1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       179              99              82              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%           1.25%

SUBACCOUNT UBND4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       1.04              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       309              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

SUBACCOUNT ESI(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period               $       1.47    $       1.38    $       1.33    $       1.33
Accumulation unit value at end of period                     $       1.53    $       1.47    $       1.38    $       1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     7,272           8,923           9,498           8,127
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%           1.40%

SUBACCOUNT SBND1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period               $       1.09    $       1.03    $       1.00              --
Accumulation unit value at end of period                     $       1.14    $       1.09    $       1.03              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       894           1,363             688              --
Ratio of operating expense to average net assets                     1.60%           1.60%           1.60%             --

SUBACCOUNT UCMG1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $       1.06    $       1.03    $       1.00              --
Accumulation unit value at end of period                     $       1.06    $       1.06    $       1.03              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       697             554              53              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT UCMG2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $       1.01    $       1.00    $       1.00              --
Accumulation unit value at end of period                     $       1.01    $       1.01    $       1.00              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,933           2,828              --              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

SUBACCOUNT PCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $       1.08    $       1.05    $       1.01    $       1.00
Accumulation unit value at end of period                     $       1.08    $       1.08    $       1.05    $       1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,516           2,250              --              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%           1.25%

SUBACCOUNT UCMG4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $       1.05    $       1.03    $       1.00              --
Accumulation unit value at end of period                     $       1.05    $       1.05    $       1.03              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,130           3,857             618              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT UBND2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT PBND1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT UBND4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT ESI(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period               $       1.33    $       1.24    $       1.17    $       1.00
Accumulation unit value at end of period                     $       1.33    $       1.33    $       1.24    $       1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5,689           2,544           1,377             414
Ratio of operating expense to average net assets                     1.40%           1.40%           1.50%           1.50%

SUBACCOUNT SBND1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT UCMG1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT UCMG2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT PCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT UCMG4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $       1.26    $       1.24    $       1.18    $       1.15
Accumulation unit value at end of period                     $       1.26    $       1.26    $       1.24    $       1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     8,572           8,409           4,421             941
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%           1.40%

SUBACCOUNT SCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $       1.05    $       1.03    $       1.00              --
Accumulation unit value at end of period                     $       1.04    $       1.05    $       1.03              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    12,876          11,399          11,511              --
Ratio of operating expense to average net assets                     1.60%           1.60%           1.60%             --

SUBACCOUNT UDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.78              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        26              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

SUBACCOUNT UDEI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.78              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       187              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

SUBACCOUNT PDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period               $       1.01    $       1.00    $       1.02    $       1.00
Accumulation unit value at end of period                     $       0.81    $       1.01    $       1.00    $       1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       536             342             244              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%           1.25%

SUBACCOUNT UDEI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.78              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       309              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period               $       1.09    $       1.08    $       1.00              --
Accumulation unit value at end of period                     $       0.87    $       1.09    $       1.08              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       238             115               7              --
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%             --

SUBACCOUNT SDEI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period               $       1.08    $       1.07    $       1.00              --
Accumulation unit value at end of period                     $       0.86    $       1.08    $       1.07              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       179             367              52              --
Ratio of operating expense to average net assets                     1.60%           1.60%           1.60%             --

SUBACCOUNT WDEI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period               $       1.08    $       1.08    $       1.00              --
Accumulation unit value at end of period                     $       0.86    $       1.08    $       1.08              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        36              34               3              --
Ratio of operating expense to average net assets                     1.65%           1.65%           1.65%             --

SUBACCOUNT UFIF1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period               $       1.11    $       1.06    $       1.00              --
Accumulation unit value at end of period                     $       1.17    $       1.11    $       1.06              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       645              30              --              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT UFIF2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period               $       1.10    $       1.05    $       1.00              --
Accumulation unit value at end of period                     $       1.16    $       1.10    $       1.05              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5,336           2,495              25              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $       1.11    $       1.07    $       1.03    $       1.00
Accumulation unit value at end of period                     $       1.15    $       1.11    $       1.07    $       1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       749             231             241             132
Ratio of operating expense to average net assets                     1.40%           1.40%           1.50%           1.50%

SUBACCOUNT SCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT UDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT UDEI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT PDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT UDEI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT WDEI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT SDEI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT WDEI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT UFIF1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --

SUBACCOUNT UFIF2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                         --              --              --              --
Accumulation unit value at end of period                               --              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                       --              --              --              --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF3(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period               $       1.11    $       1.06    $       1.00              --
Accumulation unit value at end of period                     $       1.16    $       1.11    $       1.06              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,729             799              15              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT UFIF4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period               $       1.11    $       1.06    $       1.00              --
Accumulation unit value at end of period                     $       1.16    $       1.11    $       1.06              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5,451           1,321              34              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT WFDI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period               $       1.11    $       1.06    $       1.00              --
Accumulation unit value at end of period                     $       1.16    $       1.11    $       1.06              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       248             117              39              --
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%             --

SUBACCOUNT SFDI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period               $       1.11    $       1.06    $       1.00              --
Accumulation unit value at end of period                     $       1.16    $       1.11    $       1.06              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       397             424              24              --
Ratio of operating expense to average net assets                     1.60%           1.60%           1.60%             --

SUBACCOUNT WFDI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period               $       1.10    $       1.05    $       1.00              --
Accumulation unit value at end of period                     $       1.15    $       1.10    $       1.05              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,155             592             331              --
Ratio of operating expense to average net assets                     1.65%           1.65%           1.65%             --

SUBACCOUNT UGRO1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.81              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

SUBACCOUNT UGRO2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.81              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         9              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

SUBACCOUNT UGRO3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.81              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.25%             --              --              --

SUBACCOUNT UGRO4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.81              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

SUBACCOUNT EVG(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period               $       0.50    $       0.74    $       1.00              --
Accumulation unit value at end of period                     $       0.37    $       0.50    $       0.74              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       270             228             200              --
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%             --

SUBACCOUNT SGRO1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period               $       0.52    $       0.77    $       1.00              --
Accumulation unit value at end of period                     $       0.38    $       0.52    $       0.77              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       476             546             554              --
Ratio of operating expense to average net assets                     1.60%           1.60%           1.60%             --

YEAR ENDED DEC. 31,                                              1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF3(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFIF4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WFDI5(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT SFDI1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WFDI2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UGRO1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UGRO2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UGRO3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UGRO4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT EVG(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT SGRO1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       0.76    $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.59    $       0.76    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        95              20              --              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT UNDM2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       0.76    $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.59    $       0.76    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       704              81              --              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

SUBACCOUNT PNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       0.85    $       1.03    $       1.15    $       1.00
Accumulation unit value at end of period                     $       0.66    $       0.85    $       1.03    $       1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,063           3,478           1,937              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%           1.25%

SUBACCOUNT UNDM4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       0.75    $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.58    $       0.75    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       683             193              32              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT  EGD(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       1.27    $       1.54    $       1.72    $       1.32
Accumulation unit value at end of period                     $       0.98    $       1.27    $       1.54    $       1.72
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,938           4,237           3,717           2,141
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%           1.40%

SUBACCOUNT SNDM1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       0.74    $       0.90    $       1.00              --
Accumulation unit value at end of period                     $       0.57    $       0.74    $       0.90              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,097           2,896           2,468              --
Ratio of operating expense to average net assets                     1.60%           1.60%           1.60%             --

SUBACCOUNT  WNDM2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       0.70    $       0.86    $       1.00              --
Accumulation unit value at end of period                     $       0.54    $       0.70    $       0.86              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       363             701             483              --
Ratio of operating expense to average net assets                     1.65%           1.65%           1.65%             --

SUBACCOUNT USVA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.79              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        21              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

SUBACCOUNT USVA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.79              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        67              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

SUBACCOUNT WSVA6(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.79              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        28              --              --              --
Ratio of operating expense to average net assets                     1.25%             --              --              --

SUBACCOUNT USVA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.79              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        45              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

YEAR ENDED DEC. 31,                                              1998            1997            1996           1995
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                         --              --              --             --
Accumulation unit value at end of period                               --              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --             --
Ratio of operating expense to average net assets                       --              --              --             --

SUBACCOUNT UNDM2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                         --              --              --             --
Accumulation unit value at end of period                               --              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --             --
Ratio of operating expense to average net assets                       --              --              --             --

SUBACCOUNT PNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                         --              --              --             --
Accumulation unit value at end of period                               --              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --             --
Ratio of operating expense to average net assets                       --              --              --             --

SUBACCOUNT UNDM4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                         --              --              --             --
Accumulation unit value at end of period                               --              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --             --
Ratio of operating expense to average net assets                       --              --              --             --

SUBACCOUNT  EGD(8) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       1.05    $       1.00              --             --
Accumulation unit value at end of period                     $       1.32    $       1.05              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,108              69              --             --
Ratio of operating expense to average net assets                     1.40%           1.40%             --             --

SUBACCOUNT SNDM1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                         --              --              --             --
Accumulation unit value at end of period                               --              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --             --
Ratio of operating expense to average net assets                       --              --              --             --

SUBACCOUNT  WNDM2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                         --              --              --             --
Accumulation unit value at end of period                               --              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --             --
Ratio of operating expense to average net assets                       --              --              --             --

SUBACCOUNT USVA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         --              --              --             --
Accumulation unit value at end of period                               --              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --             --
Ratio of operating expense to average net assets                       --              --              --             --

SUBACCOUNT USVA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         --              --              --             --
Accumulation unit value at end of period                               --              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --             --
Ratio of operating expense to average net assets                       --              --              --             --

SUBACCOUNT WSVA6(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         --              --              --             --
Accumulation unit value at end of period                               --              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --             --
Ratio of operating expense to average net assets                       --              --              --             --

SUBACCOUNT USVA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         --              --              --             --
Accumulation unit value at end of period                               --              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --             --
Ratio of operating expense to average net assets                       --              --              --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA5(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.79              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        35              --              --              --
Ratio of operating expense to average net assets                     1.40%             --              --              --

SUBACCOUNT WSVA8(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.96              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         3              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT WSVA2(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.79              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.65%             --              --              --

SUBACCOUNT USPF1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period               $       0.80    $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.61    $       0.80    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       360             112               7              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT USPF2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period               $       0.80    $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.61    $       0.80    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,995           1,567               2              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

SUBACCOUNT USPF3(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period               $       0.80    $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.61    $       0.80    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,290             817              34              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT USPF4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period               $       0.80    $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.61    $       0.80    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,960           1,756             110              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT UABA1(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.76              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       113              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

SUBACCOUNT UABA2(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.76              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       711              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

SUBACCOUNT UABA3(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.76              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        90              --              --              --
Ratio of operating expense to average net assets                     1.25%             --              --              --

SUBACCOUNT UABA4(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.76              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       517              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

YEAR ENDED DEC. 31,                                              1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSVA5(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSVA8(10) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSVA2(9) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT USPF1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT USPF2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT USPF3(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT USPF4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UABA1(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UABA2(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UABA3(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UABA4(1) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA5(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.95              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        11              --             --             --
Ratio of operating expense to average net assets                     1.40%             --             --             --

SUBACCOUNT WABA8(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.95              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                     1.60%             --             --             --

SUBACCOUNT UAAD1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.75              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        30              --             --             --
Ratio of operating expense to average net assets                     1.00%             --             --             --

SUBACCOUNT UAAD2(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.75              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                     1.10%             --             --             --

SUBACCOUNT UAAD3(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.75              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        28              --             --             --
Ratio of operating expense to average net assets                     1.25%             --             --             --

SUBACCOUNT UAAD4(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.75              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        18              --             --             --
Ratio of operating expense to average net assets                     1.35%             --             --             --

SUBACCOUNT WAAD5(11) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.94              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                     1.40%             --             --             --

SUBACCOUNT WAAD8(11) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.94              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                     1.60%             --             --             --

SUBACCOUNT UAVA1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.78              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         3              --             --             --
Ratio of operating expense to average net assets                     1.00%             --             --             --

SUBACCOUNT UAVA2(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.78              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        30              --             --             --
Ratio of operating expense to average net assets                     1.10%             --             --             --

SUBACCOUNT UAVA3(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.78              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                     1.25%             --             --             --

YEAR ENDED DEC. 31,                                              1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WABA5(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WABA8(10) (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UAAD1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UAAD2(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UAAD3(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UAAD4(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WAAD5(11) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WAAD8(11) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UAVA1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UAVA2(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UAVA3(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAVA4(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.78              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         1              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

SUBACCOUNT WAVA5(12) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.74              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.40%             --              --              --

SUBACCOUNT WAVA8(12) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.74              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT UGIP1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.97    $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.74    $       0.97    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,341             640              31              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT UGIP2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.96    $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.74    $       0.96    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     8,241           3,601              65              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

SUBACCOUNT UGIP3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.96    $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.74    $       0.96    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,898           2,152             213              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT UGIP4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.96    $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.74    $       0.96    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10,906           4,722             292              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT WGIP5(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.95              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         2              --              --              --
Ratio of operating expense to average net assets                     1.40%             --              --              --

SUBACCOUNT WGIP8(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.95              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         1              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT UPRG1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.65    $       0.80    $       1.00              --
Accumulation unit value at end of period                     $       0.45    $       0.65    $       0.80              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,003             741              47              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT UPRG2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.65    $       0.80    $       1.00              --
Accumulation unit value at end of period                     $       0.45    $       0.65    $       0.80              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,459           3,531             438              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

YEAR ENDED DEC. 31,                                              1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAVA4(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WAVA5(12) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WAVA8(12) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UGIP1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UGIP2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UGIP3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UGIP4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WGIP5(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WGIP8(11) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UPRG1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UPRG2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.65    $       0.80    $       1.00              --
Accumulation unit value at end of period                     $       0.45    $       0.65    $       0.80              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,042           1,944             426              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT UPRG4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.65    $       0.80    $       1.00              --
Accumulation unit value at end of period                     $       0.44    $       0.65    $       0.80              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     7,706           5,808             700              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT EPP(14) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.79    $       0.96    $       1.17    $       1.00
Accumulation unit value at end of period                     $       0.54    $       0.79    $       0.96    $       1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,312           2,574           3,368              56
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%           1.40%

SUBACCOUNT SPGR1(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.70    $       0.86    $       1.00              --
Accumulation unit value at end of period                     $       0.48    $       0.70    $       0.86              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,631           7,466           9,298              --
Ratio of operating expense to average net assets                     1.60%           1.60%           1.60%             --

SUBACCOUNT UTEC1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.51    $       0.69    $       1.00              --
Accumulation unit value at end of period                     $       0.30    $       0.51    $       0.69              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       372             364              44              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT UTEC2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.51    $       0.69    $       1.00              --
Accumulation unit value at end of period                     $       0.29    $       0.51    $       0.69              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,530           1,387             216              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

SUBACCOUNT UTEC3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.51    $       0.69    $       1.00              --
Accumulation unit value at end of period                     $       0.29    $       0.51    $       0.69              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       684             793             277              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT UTEC4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.51    $       0.69    $       1.00              --
Accumulation unit value at end of period                     $       0.29    $       0.51    $       0.69              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,423           2,237             456              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT ETC(14) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.79    $       1.08    $       1.40    $       1.00
Accumulation unit value at end of period                     $       0.46    $       0.79    $       1.08    $       1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,387           1,958           2,278             105
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%           1.40%

SUBACCOUNT STEC1(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.51    $       0.70    $       1.00              --
Accumulation unit value at end of period                     $       0.29    $       0.51    $       0.70              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,655           6,380           9,543              --
Ratio of operating expense to average net assets                     1.60%           1.60%           1.60%             --

SUBACCOUNT UAGR1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.91              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         9              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

YEAR ENDED DEC. 31,                                              1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UPRG4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT EPP(14) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT SPGR1(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UTEC1(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UTEC2(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UTEC3(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UTEC4(5) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT ETC(14) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT STEC1(4) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UAGR1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAGR2(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.91              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        41              --             --             --
Ratio of operating expense to average net assets                     1.10%             --             --             --

SUBACCOUNT UAGR3(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.91              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         1              --             --             --
Ratio of operating expense to average net assets                     1.25%             --             --             --

SUBACCOUNT UAGR4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.91              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        71              --             --             --
Ratio of operating expense to average net assets                     1.35%             --             --             --

SUBACCOUNT UFCO1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.86              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       209              --             --             --
Ratio of operating expense to average net assets                     1.00%             --             --             --

SUBACCOUNT UFCO2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.86              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       740              --             --             --
Ratio of operating expense to average net assets                     1.10%             --             --             --

SUBACCOUNT UFCO3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.86              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       115              --             --             --
Ratio of operating expense to average net assets                     1.25%             --             --             --

SUBACCOUNT UFCO4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.86              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       395              --             --             --
Ratio of operating expense to average net assets                     1.35%             --             --             --

SUBACCOUNT WFCO5(11) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.97              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         8              --             --             --
Ratio of operating expense to average net assets                     1.40%             --             --             --

SUBACCOUNT WFCO8(11) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.97              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                     1.60%             --             --             --

SUBACCOUNT UFGR1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.75              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        18              --             --             --
Ratio of operating expense to average net assets                     1.00%             --             --             --

SUBACCOUNT UFGR2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.75              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       108              --             --             --
Ratio of operating expense to average net assets                     1.10%             --             --             --

YEAR ENDED DEC. 31,                                              1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UAGR2(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UAGR3(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UAGR4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFCO1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFCO2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFCO3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFCO4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WFCO5(11) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WFCO8(11) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFGR1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFGR2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000           1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFGR3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --             --
Accumulation unit value at end of period                     $       0.75              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        31              --              --             --
Ratio of operating expense to average net assets                     1.25%             --              --             --

SUBACCOUNT UFGR4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --             --
Accumulation unit value at end of period                     $       0.75              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       108              --              --             --
Ratio of operating expense to average net assets                     1.35%             --              --             --

SUBACCOUNT WFGR5(12) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --             --
Accumulation unit value at end of period                     $       0.73              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        14              --              --             --
Ratio of operating expense to average net assets                     1.40%             --              --             --

SUBACCOUNT WFGR8(12) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --             --
Accumulation unit value at end of period                     $       0.73              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --             --
Ratio of operating expense to average net assets                     1.60%             --              --             --

SUBACCOUNT UFMC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --             --
Accumulation unit value at end of period                     $       0.85              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        94              --              --             --
Ratio of operating expense to average net assets                     1.00%             --              --             --

SUBACCOUNT UFMC2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --             --
Accumulation unit value at end of period                     $       0.85              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       773              --              --             --
Ratio of operating expense to average net assets                     1.10%             --              --             --

SUBACCOUNT WMDC6(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.06    $       1.00              --             --
Accumulation unit value at end of period                     $       0.95    $       1.06              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,445             522              --             --
Ratio of operating expense to average net assets                     1.25%           1.25%             --             --

SUBACCOUNT UFMC4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --             --
Accumulation unit value at end of period                     $       0.85              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       503              --              --             --
Ratio of operating expense to average net assets                     1.35%             --              --             --

SUBACCOUNT WMDC5(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.06    $       1.00              --             --
Accumulation unit value at end of period                     $       0.94    $       1.06              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       250              94              --             --
Ratio of operating expense to average net assets                     1.40%           1.40%             --             --

SUBACCOUNT WMDC8(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --             --
Accumulation unit value at end of period                     $       0.89              --              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        27              --              --             --
Ratio of operating expense to average net assets                     1.60%             --              --             --

SUBACCOUNT WMDC2(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.06    $       1.00              --             --
Accumulation unit value at end of period                     $       0.94    $       1.06              --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        42               8              --             --
Ratio of operating expense to average net assets                     1.65%           1.65%             --             --

YEAR ENDED DEC. 31,                                              1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFGR3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFGR4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WFGR5(12) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WFGR8(12) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFMC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFMC2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WMDC6(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFMC4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WMDC5(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WMDC8(12) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WMDC2(15) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFOV1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.75              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        23              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

SUBACCOUNT UFOV2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.75              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        20              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

SUBACCOUNT UFOV3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.75              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        15              --              --              --
Ratio of operating expense to average net assets                     1.25%             --              --              --

SUBACCOUNT UFOV4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.75              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         4              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

SUBACCOUNT URES1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.93              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        14              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

SUBACCOUNT URES2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.93              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        35              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

SUBACCOUNT WRES6(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.42    $       1.34    $       1.00              --
Accumulation unit value at end of period                     $       1.43    $       1.42    $       1.34              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,015             488             144              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT URES4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.93              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         8              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

SUBACCOUNT ERE(14) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.33    $       1.25    $       0.97    $       1.00
Accumulation unit value at end of period                     $       1.34    $       1.33    $       1.25    $       0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       542             325             202               1
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%           1.40%

SUBACCOUNT SRES1(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.40    $       1.32    $       1.00              --
Accumulation unit value at end of period                     $       1.41    $       1.40    $       1.32              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       967             685             269              --
Ratio of operating expense to average net assets                     1.60%           1.60%           1.60%             --

SUBACCOUNT WRES2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.25    $       1.18    $       1.00              --
Accumulation unit value at end of period                     $       1.26    $       1.25    $       1.18              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        58              11               2              --
Ratio of operating expense to average net assets                     1.65%           1.65%           1.65%             --

YEAR ENDED DEC. 31,                                              1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFOV1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFOV2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFOV3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UFOV4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT URES1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT URES2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WRES6(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT URES4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT ERE(14) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT SRES1(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WRES2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USMC1(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.75    $       0.90    $       1.00              --
Accumulation unit value at end of period                     $       0.53    $       0.75    $       0.90              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       656             312              52              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT USMC2(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.75    $       0.90    $       1.00              --
Accumulation unit value at end of period                     $       0.53    $       0.75    $       0.90              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,074           2,165             202              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --
-
SUBACCOUNT PSMC1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.01    $       1.21    $       1.43    $       1.00
Accumulation unit value at end of period                     $       0.71    $       1.01    $       1.21    $       1.43
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,574           2,844             855              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%           1.25%

SUBACCOUNT USMC4(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.75    $       0.90    $       1.00              --
Accumulation unit value at end of period                     $       0.53    $       0.75    $       0.90              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,909           4,683             349              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT WSMC5(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.51    $       0.61    $       1.00              --
Accumulation unit value at end of period                     $       0.36    $       0.51    $       0.61              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       967             723             260              --
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%             --

SUBACCOUNT WSMC8(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.75              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT WSMC2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.50    $       0.60    $       1.00              --
Accumulation unit value at end of period                     $       0.35    $       0.50    $       0.60              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       331             348             258              --
Ratio of operating expense to average net assets                     1.65%           1.65%           1.65%             --

SUBACCOUNT UVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.80              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        24              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

SUBACCOUNT UVAS2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.80              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       127              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

SUBACCOUNT PVAS1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.45    $       1.29    $       1.04    $       1.00
Accumulation unit value at end of period                     $       1.30    $       1.45    $       1.29    $       1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        47               2              --              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%           1.25%

SUBACCOUNT UVAS4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.80              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        61              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USMC1(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT USMC2(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT PSMC1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT USMC4(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSMC5(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSMC8(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSMC2(6) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UVAS2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT PVAS1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UVAS4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAS5(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.88              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        55              --              --              --
Ratio of operating expense to average net assets                     1.40%             --              --              --

SUBACCOUNT WVAS8(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.88              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT WVAS2(9) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.79              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         4              --              --              --
Ratio of operating expense to average net assets                     1.65%             --              --              --

SUBACCOUNT UMSS1(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.16    $       1.09    $       1.00              --
Accumulation unit value at end of period                     $       1.01    $       1.16    $       1.09              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       753              61              21              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT UMSS2(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.16    $       1.09    $       1.00              --
Accumulation unit value at end of period                     $       1.01    $       1.16    $       1.09              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5,681           1,321               7              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

SUBACCOUNT PMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.22    $       1.16    $       1.03    $       1.00
Accumulation unit value at end of period                     $       1.06    $       1.22    $       1.16    $       1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,393             252              --              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%           1.25%

SUBACCOUNT UMSS4(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.15    $       1.09    $       1.00              --
Accumulation unit value at end of period                     $       1.00    $       1.15    $       1.09              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     6,327           1,374              15              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT EMU(14) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.23    $       1.17    $       1.05    $       1.00
Accumulation unit value at end of period                     $       1.07    $       1.23    $       1.17    $       1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       966             546             170              31
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%           1.40%

SUBACCOUNT SMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.25    $       1.19    $       1.00              --
Accumulation unit value at end of period                     $       1.09    $       1.25    $       1.19              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       690             473              79              --
Ratio of operating expense to average net assets                     1.60%           1.60%           1.60%             --

SUBACCOUNT WMSS2(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.17    $       1.11    $       1.00              --
Accumulation unit value at end of period                     $       1.02    $       1.17    $       1.11              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       123              41               3              --
Ratio of operating expense to average net assets                     1.65%           1.65%           1.65%             --

SUBACCOUNT UINT1(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.85    $       1.02    $       1.00              --
Accumulation unit value at end of period                     $       0.68    $       0.85    $       1.02              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       513             324              22              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAS5(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAS8(12) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WVAS2(9) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UMSS1(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UMSS2(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT PMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UMSS4(5) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT EMU(14) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT SMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WMSS2(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UINT1(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT2(5),(14)  (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.85    $       1.02    $       1.00              --
Accumulation unit value at end of period                     $       0.68    $       0.85    $       1.02              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,059             887              --              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

SUBACCOUNT UINT3(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.84    $       1.02    $       1.00              --
Accumulation unit value at end of period                     $       0.68    $       0.84    $       1.02              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       866             514              52              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT UINT4(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.84    $       1.02    $       1.00              --
Accumulation unit value at end of period                     $       0.68    $       0.84    $       1.02              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,373           1,576              53              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT WINT5(12),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.84              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       286              --              --              --
Ratio of operating expense to average net assets                     1.40%             --              --              --

SUBACCOUNT WINT8(12),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.84              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       330              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT UGRS1(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.71    $       0.95    $       1.00              --
Accumulation unit value at end of period                     $       0.50    $       0.71    $       0.95              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       421             326               3              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT UGRS2(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.70    $       0.95    $       1.00              --
Accumulation unit value at end of period                     $       0.50    $       0.70    $       0.95              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,137           2,288              71              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

SUBACCOUNT UGRS3(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.70    $       0.95    $       1.00              --
Accumulation unit value at end of period                     $       0.50    $       0.70    $       0.95              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       875             662              75              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT UGRS4(5) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.70    $       0.95    $       1.00              --
Accumulation unit value at end of period                     $       0.50    $       0.70    $       0.95              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,832           1,928             187              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT UNDS1(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.95    $       1.01    $       1.00              --
Accumulation unit value at end of period                     $       0.64    $       0.95    $       1.01              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       165             115              27              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT UNDS2(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.95    $       1.01    $       1.00              --
Accumulation unit value at end of period                     $       0.64    $       0.95    $       1.01              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       569             317               7              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT2(5),(14)  (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UINT3(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UINT4(5),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WINT5(12),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --
Accumulation unit value at end of period                               --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --
Ratio of operating expense to average net assets                       --             --             --

SUBACCOUNT WINT8(12),(14) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                         --             --             --
Accumulation unit value at end of period                               --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --
Ratio of operating expense to average net assets                       --             --             --

SUBACCOUNT UGRS1(5) (INVESTING IN SHARES OF MFS(R) INVESTOR GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UGRS2(5) (INVESTING IN SHARES OF MFS(R) INVESTOR GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UGRS3(5) (INVESTING IN SHARES OF MFS(R) INVESTOR GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UGRS4(5) (INVESTING IN SHARES OF MFS(R) INVESTOR GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UNDS1(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UNDS2(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSND1(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.87    $       0.93    $       1.00              --
Accumulation unit value at end of period                     $       0.58    $       0.87    $       0.93              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       441             293              35              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT UNDS4(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.94    $       1.01    $       1.00              --
Accumulation unit value at end of period                     $       0.63    $       0.94    $       1.01              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       832             454              76              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT WSND5(12) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.73              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        20              --              --              --
Ratio of operating expense to average net assets                     1.40%             --              --              --

SUBACCOUNT WSND8(12) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.73              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT UTRS1(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.10    $       1.12    $       1.00              --
Accumulation unit value at end of period                     $       1.04    $       1.10    $       1.12              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,585             792              45              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT UTRS2(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.10    $       1.12    $       1.00              --
Accumulation unit value at end of period                     $       1.03    $       1.10    $       1.12              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     7,687           3,440              86              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

SUBACCOUNT PSTR1(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.05    $       1.06    $       1.00              --
Accumulation unit value at end of period                     $       0.98    $       1.05    $       1.06              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,949           1,861              23              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT UTRS4(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.10    $       1.11    $       1.00              --
Accumulation unit value at end of period                     $       1.03    $       1.10    $       1.11              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     8,646           3,493             141              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT WSTR5(12) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.93              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        11              --              --              --
Ratio of operating expense to average net assets                     1.40%             --              --              --

SUBACCOUNT WSTR8(12) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.93              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         6              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT USUT1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.87              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSND1(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UNDS4(5) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSND5(12) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSND8(12) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UTRS1(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UTRS2(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT PSTR1(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UTRS4(5) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSTR5(12) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSTR8(12) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT USUT1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USUT2(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.87              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        23              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

SUBACCOUNT PSUT1(16) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.75    $       1.01    $       1.00              --
Accumulation unit value at end of period                     $       0.57    $       0.75    $       1.01              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       209             126               7              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT USUT4(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.87              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         5              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

SUBACCOUNT WSUT5(12) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.85              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         6              --              --              --
Ratio of operating expense to average net assets                     1.40%             --              --              --

SUBACCOUNT WSUT8(12) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.85              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT UOCA1(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.78              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         9              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

SUBACCOUNT UOCA2(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.78              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       141              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

SUBACCOUNT UOCA3(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.78              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        39              --              --              --
Ratio of operating expense to average net assets                     1.25%             --              --              --

SUBACCOUNT UOCA4(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.78              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       163              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

SUBACCOUNT WOCA5(11) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.97              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.40%             --              --              --

SUBACCOUNT WOCA8(11) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.97              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USUT2(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT PSUT1(16) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT USUT4(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSUT5(12) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSUT8(12) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOCA1(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOCA2(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOCA3(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOCA4(1) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WOCA5(11) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WOCA8(11) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOGS1(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.77              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        25              --             --             --
Ratio of operating expense to average net assets                     1.00%             --             --             --

SUBACCOUNT UOGS2(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.77              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       123              --             --             --
Ratio of operating expense to average net assets                     1.10%             --             --             --

SUBACCOUNT WOGS6(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.77              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       190              --             --             --
Ratio of operating expense to average net assets                     1.25%             --             --             --

SUBACCOUNT UOGS4(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.77              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        56              --             --             --
Ratio of operating expense to average net assets                     1.35%             --             --             --

SUBACCOUNT WOGS5(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.77              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        12              --             --             --
Ratio of operating expense to average net assets                     1.40%             --             --             --

SUBACCOUNT WOGS8(11) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.93              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         9              --             --             --
Ratio of operating expense to average net assets                     1.60%             --             --             --

SUBACCOUNT WOGS2(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.77              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                     1.65%             --             --             --

SUBACCOUNT UOHI1(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.96              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        18              --             --             --
Ratio of operating expense to average net assets                     1.00%             --             --             --

SUBACCOUNT UOHI2(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.96              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       136              --             --             --
Ratio of operating expense to average net assets                     1.10%             --             --             --

SUBACCOUNT UOHI3(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.96              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         4              --             --             --
Ratio of operating expense to average net assets                     1.25%             --             --             --

SUBACCOUNT UOHI4(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.96              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        76              --             --             --
Ratio of operating expense to average net assets                     1.35%             --             --             --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOGS1(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOGS2(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WOGS6(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOGS4(1) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WOGS5(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WOGS8(11) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WOGS2(9) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOHI1(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOHI2(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOHI3(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOHI4(1) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOSM1(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.79              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        33              --             --             --
Ratio of operating expense to average net assets                     1.00%             --             --             --

SUBACCOUNT UOSM2(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.79              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       199              --             --             --
Ratio of operating expense to average net assets                     1.10%             --             --             --

SUBACCOUNT UOSM3(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.79              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        65              --             --             --
Ratio of operating expense to average net assets                     1.25%             --             --             --

SUBACCOUNT UOSM4(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.79              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        87              --             --             --
Ratio of operating expense to average net assets                     1.35%             --             --             --

SUBACCOUNT WOSM5(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.95              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         4              --             --             --
Ratio of operating expense to average net assets                     1.40%             --             --             --

SUBACCOUNT WOSM8(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       0.95              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        13              --             --             --
Ratio of operating expense to average net assets                     1.60%             --             --             --

SUBACCOUNT USTB1(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       1.04              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        38              --             --             --
Ratio of operating expense to average net assets                     1.00%             --             --             --

SUBACCOUNT USTB2(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       1.04              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       161              --             --             --
Ratio of operating expense to average net assets                     1.10%             --             --             --

SUBACCOUNT WSTB6(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       1.03              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       212              --             --             --
Ratio of operating expense to average net assets                     1.25%             --             --             --

SUBACCOUNT USTB4(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       1.03              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       148              --             --             --
Ratio of operating expense to average net assets                     1.35%             --             --             --

SUBACCOUNT WSTB5(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       1.03              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        10              --             --             --
Ratio of operating expense to average net assets                     1.40%             --             --             --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UOSM1(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOSM2(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOSM3(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UOSM4(1) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WOSM5(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WOSM8(10) (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT USTB1(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT USTB2(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSTB6(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT USTB4(1) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WSTB5(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTB8(11) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       1.04              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT WSTB2(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       1.03              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.65%             --              --              --

SUBACCOUNT UGIN1(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.99    $       1.07    $       1.00              --
Accumulation unit value at end of period                     $       0.79    $       0.99    $       1.07              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       379             287              --              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

SUBACCOUNT UGIN2(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.99    $       1.07    $       1.00              --
Accumulation unit value at end of period                     $       0.79    $       0.99    $       1.07              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,991           1,166              31              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

SUBACCOUNT PGIN1(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.95    $       1.03    $       0.97    $       1.00
Accumulation unit value at end of period                     $       0.76    $       0.95    $       1.03    $       0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,583             963             146              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%           1.25%

SUBACCOUNT UGIN4(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.98    $       1.07    $       1.00              --
Accumulation unit value at end of period                     $       0.79    $       0.98    $       1.07              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,879           1,109              17              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT  EPG(17) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.16    $       1.26    $       1.18    $       1.18
Accumulation unit value at end of period                     $       0.93    $       1.16    $       1.26    $       1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5,706           6,280           6,616           4,302
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%           1.40%

SUBACCOUNT WGIN8(12) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.81              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT UIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.80              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        33              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

SUBACCOUNT UIGR2(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.80              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       436              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTB8(11) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --              --             --             --
Accumulation unit value at end of period                               --              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                       --              --             --             --

SUBACCOUNT WSTB2(9) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         --              --             --             --
Accumulation unit value at end of period                               --              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                       --              --             --             --

SUBACCOUNT UGIN1(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --              --             --             --
Accumulation unit value at end of period                               --              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                       --              --             --             --

SUBACCOUNT UGIN2(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --              --             --             --
Accumulation unit value at end of period                               --              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                       --              --             --             --

SUBACCOUNT PGIN1(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --              --             --             --
Accumulation unit value at end of period                               --              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                       --              --             --             --

SUBACCOUNT UGIN4(5) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --              --             --             --
Accumulation unit value at end of period                               --              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                       --              --             --             --

SUBACCOUNT  EPG(17) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.00              --             --             --
Accumulation unit value at end of period                     $       1.18              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       239              --             --             --
Ratio of operating expense to average net assets                     1.40%             --             --             --

SUBACCOUNT WGIN8(12) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --              --             --             --
Accumulation unit value at end of period                               --              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                       --              --             --             --

SUBACCOUNT UIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --              --             --             --
Accumulation unit value at end of period                               --              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                       --              --             --             --

SUBACCOUNT UIGR2(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --              --             --             --
Accumulation unit value at end of period                               --              --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --             --             --
Ratio of operating expense to average net assets                       --              --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PIGR1(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.90    $       1.15    $       1.29    $       1.00
Accumulation unit value at end of period                     $       0.73    $       0.90    $       1.15    $       1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,994           4,731           2,474              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%           1.25%

SUBACCOUNT UIGR4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.79              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       544              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

SUBACCOUNT EPL(14) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.93    $       1.19    $       1.33    $       1.00
Accumulation unit value at end of period                     $       0.76    $       0.93    $       1.19    $       1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,856           1,775           2,192             347
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%           1.40%

SUBACCOUNT WIGR8(12) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.85              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         7              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT WIGR2(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.59    $       0.75    $       1.00              --
Accumulation unit value at end of period                     $       0.47    $       0.59    $       0.75              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       666             730             499              --
Ratio of operating expense to average net assets                     1.65%           1.65%           1.65%             --

SUBACCOUNT UPRE1(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.81              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         1              --              --              --
Ratio of operating expense to average net assets                     1.00%             --              --              --

SUBACCOUNT UPRE2(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.81              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        57              --              --              --
Ratio of operating expense to average net assets                     1.10%             --              --              --

SUBACCOUNT UPRE3(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.81              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.25%             --              --              --

SUBACCOUNT UPRE4(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.81              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         7              --              --              --
Ratio of operating expense to average net assets                     1.35%             --              --              --

SUBACCOUNT UVIS1(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.60    $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.42    $       0.60    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       163             265              35              --
Ratio of operating expense to average net assets                     1.00%           1.00%           1.00%             --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PIGR1(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UIGR4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT EPL(14) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WIGR8(12) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WIGR2(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UPRE1(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UPRE2(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UPRE3(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UPRE4(1) (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UVIS1(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS2(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.60    $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.41    $       0.60    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,476           2,325             216              --
Ratio of operating expense to average net assets                     1.10%           1.10%           1.10%             --

SUBACCOUNT UVIS3(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.60    $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.41    $       0.60    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,020           1,024             152              --
Ratio of operating expense to average net assets                     1.25%           1.25%           1.25%             --

SUBACCOUNT UVIS4(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.60    $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.41    $       0.60    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,391           7,086             487              --
Ratio of operating expense to average net assets                     1.35%           1.35%           1.35%             --

SUBACCOUNT EPT(18) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.92    $       1.40    $       1.48    $       1.00
Accumulation unit value at end of period                     $       0.63    $       0.92    $       1.40    $       1.48
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       888             782             403               1
Ratio of operating expense to average net assets                     1.40%           1.40%           1.40%           1.40%

SUBACCOUNT WVIS8(12) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       1.00              --              --              --
Accumulation unit value at end of period                     $       0.74              --              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --              --              --              --
Ratio of operating expense to average net assets                     1.60%             --              --              --

SUBACCOUNT WVIS2(6) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.73    $       1.00              --              --
Accumulation unit value at end of period                     $       0.33    $       0.73              --              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       608             384              --              --
Ratio of operating expense to average net assets                     1.65%           1.65%             --              --

YEAR ENDED DEC. 31,                                              1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS2(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UVIS3(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT UVIS4(5) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT EPT(18) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --             --
Accumulation unit value at end of period                               --             --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --             --
Ratio of operating expense to average net assets                       --             --             --             --

SUBACCOUNT WVIS8(12) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --
Accumulation unit value at end of period                               --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --
Ratio of operating expense to average net assets                       --             --             --

SUBACCOUNT WVIS2(6) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         --             --             --
Accumulation unit value at end of period                               --             --             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        --             --             --
Ratio of operating expense to average net assets                       --             --             --


(1)  Operations commenced on May 21, 2002.

(2)  Operations commenced on Nov. 9, 1999.

(3)  Operations commenced on Feb. 21, 1995.

(4)  Operations commenced on Feb. 11, 2000.

(5)  Operations commenced on May 30, 2000.

(6)  Operations commenced on March 3, 2000.

(7)  Operations commenced on May 2, 2000.

(8)  Operations commenced on Oct. 29, 1997.

(9)  Operations commenced on May 1, 2002.

(10) Operations commenced on July 31, 2002.

(11) Operations commenced on Aug. 30, 2002.

(12) Operations commenced on March 1, 2002.

(13) Operations commenced on Sept. 22, 1999.


(14) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


(15) Operations commenced on May 1, 2001.

(16) Operations commenced on Oct. 23, 2000.

(17) Operations commenced on Oct. 5, 1998.

(18) Operations commenced on Aug. 26, 1999.




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations(SM) Classic Variable Annuity (comprised of subaccounts UBND1, UBND2, PBND1, UBND4, ESI, SBND1, UCMG1, UCMG2, PCMG1, UCMG4, EMS, SCMG1, UDEI1, UDEI2, PDEI1, UDEI4, WDEI5, SDEI1, WDEI2, UFIF1, UFIF2, UFIF3, UFIF4, WFDI5, SFDI1, WFDI2, UGRO1, UGRO2, UGRO3, UGRO4, EVG, SGRO1, UNDM1, UNDM2, PNDM1, UNDM4, EGD, SNDM1, WNDM2, USVA1, USVA2, WSVA6, USVA4, WSVA5, WSVA8, WSVA2, USPF1, USPF2, USPF3, USPF4, UABA1, UABA2, UABA3, UABA4, WABA5, WABA8, UAAD1, UAAD2, UAAD3, UAAD4, WAAD5, WAAD8, UAVA1, UAVA2, UAVA3, UAVA4, WAVA5, WAVA8, UGIP1, UGIP2, UGIP3, UGIP4, WGIP5, WGIP8, UPRG1, UPRG2, UPRG3, UPRG4, EPP, SPGR1, UTEC1, UTEC2, UTEC3, UTEC4, ETC, STEC1, UAGR1, UAGR2, UAGR3, UAGR4, UFCO1, UFCO2, UFCO3, UFCO4, WFCO5, WFCO8, UFGR1, UFGR2, UFGR3, UFGR4, WFGR5, WFGR8, UFMC1, UFMC2, WMDC6, UFMC4, WMDC5, WMDC8, WMDC2, UFOV1, UFOV2, UFOV3, UFOV4, URES1, URES2, WRES6, URES4, ERE, SRES1, WRES2, USMC1, USMC2, PSMC1, USMC4, WSMC5, WSMC8, WSMC2, UVAS1, UVAS2, PVAS1, UVAS4, WVAS5, WVAS8, WVAS2, UMSS1, UMSS2, PMSS1, UMSS4, EMU, SMSS1, WMSS2, UINT1, UINT2, UINT3, UINT4, WINT5, WINT8, UGRS1, UGRS2, UGRS3, UGRS4, UNDS1, UNDS2, PSND1, UNDS4, WSND5, WSND8, UTRS1, UTRS2, PSTR1, UTRS4, WSTR5, WSTR8, USUT1, USUT2, PSUT1, USUT4, WSUT5, WSUT8, UOCA1, UOCA2, UOCA3, UOCA4, WOCA5, WOCA8, UOGS1, UOGS2, WOGS6, UOGS4, WOGS5, WOGS8, WOGS2, UOHI1, UOHI2, UOHI3, UOHI4, UOSM1, UOSM2, UOSM3, UOSM4, WOSM5, WOSM8, USTB1, USTB2, WSTB6, USTB4, WSTB5, WSTB8, WSTB2, UGIN1, UGIN2, PGIN1, UGIN4, EPG, WGIN8, UIGR1, UIGR2, PIGR1, UIGR4, EPL, WIGR8, WIGR2, UPRE1, UPRE2, UPRE3, UPRE4, UVIS1, UVIS2, UVIS3, UVIS4, EPT, WVIS8 and WVIS2) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations(SM) Classic Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ERNST & YOUNG LLP


Minneapolis, Minnesota
March 21, 2003


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002                                             UBND1         UBND2         PBND1         UBND4          ESI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     64,826  $    220,258  $    204,142  $    315,160  $ 11,517,026
                                                           --------------------------------------------------------------------
    at market value                                        $     65,690  $    223,134  $    207,119  $    318,929  $ 11,099,579
Dividends receivable                                                266           821           856         1,254        48,837
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           153            --           830            --
Receivable from mutual funds and portfolios
-------------------------------------------------------------------------------------------------------------------------------
  for share redemptions                                              --            --            --            --            --
Total assets                                                     65,956       224,108       207,975       321,013    11,148,416
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   47           161           193           309        12,542
    Issue and administrative expense charge                           8            25            26            39         1,505
    Contract terminations                                            --            --            --            --         2,945
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    55           186           219           348        16,992
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        65,901       223,922       207,756       320,665    11,117,524
Net assets applicable to contracts in payment period                 --            --            --            --        13,900
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     65,901  $    223,922  $    207,756  $    320,665  $ 11,131,424
===============================================================================================================================
Accumulation units outstanding                                   63,297       215,197       178,782       308,611     7,272,250
===============================================================================================================================
Net asset value per accumulation unit                      $       1.04  $       1.04  $       1.16  $       1.04  $       1.53
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 SBND1         UCMG1         UCMG2         PCMG1         UCMG4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,003,878  $    737,442  $  2,965,452  $  2,707,514  $  3,315,670
                                                           --------------------------------------------------------------------
    at market value                                        $  1,014,347  $    737,435  $  2,965,415  $  2,707,497  $  3,315,658
Dividends receivable                                              5,123           521         2,267         1,753         2,531
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           819            --           674            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,019,470       738,775     2,967,682     2,709,924     3,318,189
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,540           510         2,478         2,227         3,492
    Issue and administrative expense charge                         159            90           391           304           437
    Contract terminations                                         2,118            --            --            --        30,519
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,817           600         2,869         2,531        34,448
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,015,653       738,175     2,964,813     2,707,393     3,283,741
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,015,653  $    738,175  $  2,964,813  $  2,707,393  $  3,283,741
===============================================================================================================================
Accumulation units outstanding                                  894,148       697,432     2,932,646     2,516,248     3,129,964
===============================================================================================================================
Net asset value per accumulation unit                      $       1.14  $       1.06  $       1.01  $       1.08  $       1.05
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EMS          SCMG1         UDEI1         UDEI2         PDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 10,774,913  $ 13,416,429  $     20,069  $    140,811  $    509,076
                                                           --------------------------------------------------------------------
    at market value                                        $ 10,774,903  $ 13,416,402  $     20,381  $    146,257  $    432,514
Dividends receivable                                              7,328        10,759            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 35,164        44,561            --           202            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 10,817,395    13,471,722        20,381       146,459       432,514
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               10,388        17,928            14           103           417
    Issue and administrative expense charge                       1,246         1,855             2            16            57
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                11,634        19,783            16           119           474
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    10,805,747    13,451,939        20,365       146,340       432,040
Net assets applicable to contracts in payment period                 14            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 10,805,761  $ 13,451,939  $     20,365  $    146,340  $    432,040
===============================================================================================================================
Accumulation units outstanding                                8,571,906    12,876,367        25,989       186,834       536,180
===============================================================================================================================
Net asset value per accumulation unit                      $       1.26  $       1.04  $       0.78  $       0.78  $       0.81
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  UDEI4        WDEI5         SDEI1         WDEI2         UFIF1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    233,081  $    230,497  $    247,938  $     36,373  $    745,740
                                                           --------------------------------------------------------------------
    at market value                                        $    241,196  $    199,769  $    211,731  $     30,953  $    750,137
Dividends receivable                                                 --            --            --            --         1,821
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    900         7,108            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    242,096       206,877       211,731        30,953       751,958
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  235           192           269            41           552
    Issue and administrative expense charge                          29            23            28             4            98
    Contract terminations                                            --            --        57,615            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   264           215        57,912            45           650
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       241,832       206,662       153,819        30,908       751,308
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    241,832  $    206,662  $    153,819  $     30,908  $    751,308
===============================================================================================================================
Accumulation units outstanding                                  309,286       237,913       178,949        35,832       644,887
===============================================================================================================================
Net asset value per accumulation unit                      $       0.78  $       0.87  $       0.86  $       0.86  $       1.17
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFIF2         UFIF3         UFIF4         WFDI5         SFDI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  6,066,389  $  1,976,871  $  6,249,561  $    284,135  $    522,421
                                                           --------------------------------------------------------------------
    at market value                                        $  6,153,596  $  2,011,612  $  6,322,065  $    287,795  $    526,870
Dividends receivable                                             15,628         4,925        14,076           785         1,415
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           218         3,365            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  6,169,224     2,016,755     6,339,506       288,580       528,285
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                5,295         1,935         6,046           351           728
    Issue and administrative expense charge                         836           264           756            42            75
    Contract terminations                                            --            --            --           961        68,310
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,131         2,199         6,802         1,354        69,113
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     6,163,093     2,014,556     6,332,704       287,226       459,172
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  6,163,093  $  2,014,556  $  6,332,704  $    287,226  $    459,172
===============================================================================================================================
Accumulation units outstanding                                5,335,768     1,729,338     5,451,045       248,245       396,901
===============================================================================================================================
Net asset value per accumulation unit                      $       1.16  $       1.16  $       1.16  $       1.16  $       1.16
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WFDI2         UGRO1         UGRO2         UGRO3         UGRO4
ASSETS
Investmentsin shares of mutual funds and portfolios:
    at cost                                                $  1,294,494  $         32  $      7,165  $         --  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $  1,321,732  $         28  $      7,119  $         --  $         --
Dividends receivable                                              3,261            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --                          --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,324,993            28         7,119            --            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,746            --             3            --            --
    Issue and administrative expense charge                         175            --            --            --            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,921            --             3            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,323,072            28         7,116            --            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,323,072  $         28  $      7,116  $         --  $         --
===============================================================================================================================
Accumulation units outstanding                                1,155,299            34         8,766            --            --
===============================================================================================================================
Net asset value per accumulation unit                      $       1.15  $       0.81  $       0.81  $         --  $         --
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EVG          SGRO1         UNDM1         UNDM2         PNDM1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    179,215  $    402,044  $     61,129  $    443,015  $  3,852,324
                                                           --------------------------------------------------------------------
    at market value                                        $     98,717  $    181,745  $     55,895  $    411,517  $  2,723,744
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --         1,079            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     98,717       181,745        55,895       412,596     2,723,744
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   99           228            39           316         2,570
    Issue and administrative expense charge                          12            23             7            50           351
    Contract terminations                                            --            --            --            --        25,003
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   111           251            46           366        27,924
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        98,606       181,494        55,849       412,230     2,665,088
Net assets applicable to contracts in payment period                 --            --            --            --        30,732
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     98,606  $    181,494  $     55,849  $    412,230  $  2,695,820
===============================================================================================================================
Accumulation units outstanding                                  269,697       476,463        95,358       704,303     4,062,591
===============================================================================================================================
Net asset value per accumulation unit                      $       0.37  $       0.38  $       0.59  $       0.59  $       0.66
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UNDM4          EGD          SNDM1         WNDM2         USVA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    435,863  $  5,769,444  $  1,654,069  $    321,230  $     16,054
                                                           --------------------------------------------------------------------
    at market value                                        $    390,974  $  3,838,918  $  1,192,371  $    197,030  $     16,186
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  5,614        10,329            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    396,588     3,849,247     1,192,371       197,030        16,186
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  367         4,192         1,635           259            12
    Issue and administrative expense charge                          46           503           169            26             2
    Contract terminations                                            --            --           140            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   413         4,695         1,944           285            14
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       396,175     3,844,552     1,190,427       196,745        16,172
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    396,175  $  3,844,552  $  1,190,427  $    196,745  $     16,172
===============================================================================================================================
Accumulation units outstanding                                  682,651     3,938,306     2,096,659       363,376        20,501
===============================================================================================================================
Net asset value per accumulation unit                      $       0.58  $       0.98  $       0.57  $       0.54  $       0.79
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 USVA2         WSVA6         USVA4         WSVA5         WSVA8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     51,036  $     23,484  $     33,576  $     25,273  $      3,096
                                                           --------------------------------------------------------------------
    at market value                                        $     52,504  $     21,811  $     34,764  $     24,365  $      3,069
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     40            --           533         2,987            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     52,544        21,811        35,297        27,352         3,069
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   41            21            31            25             5
    Issue and administrative expense charge                           6             3             4             3            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    47            24            35            28             5
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        52,497        21,787        35,262        27,324         3,064
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     52,497  $     21,787  $     35,262  $     27,324  $      3,064
===============================================================================================================================
Accumulation units outstanding                                   66,572        27,547        44,777        34,584         3,201
===============================================================================================================================
Net asset value per accumulation unit                      $       0.79  $       0.79  $       0.79  $       0.79  $       0.96
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSVA2         USPF1         USPF2         USPF3         USPF4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --  $    247,240  $  2,934,792  $  1,656,095  $  3,645,864
                                                           --------------------------------------------------------------------
    at market value                                        $         --  $    221,224  $  2,445,712  $  1,403,895  $  3,025,331
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            47         3,104            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --       221,271     2,448,816     1,403,895     3,025,331
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --           161         2,025         1,347         3,158
    Issue and administrative expense charge                          --            28           320           184           395
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --           189         2,345         1,531         3,553
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --       221,081     2,446,471     1,398,455     3,021,778
Net assets applicable to contracts in payment period                 --             1            --         3,909            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --  $    221,082  $  2,446,471  $  1,402,364  $  3,021,778
===============================================================================================================================
Accumulation units outstanding                                       --       359,562     3,995,152     2,289,816     4,960,170
===============================================================================================================================
Net asset value per accumulation unit                      $         --  $       0.61  $       0.61  $       0.61  $       0.61
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UABA1         UABA2         UABA3         UABA4         WABA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     85,887  $    544,540  $     69,193  $    396,598  $     10,166
                                                           --------------------------------------------------------------------
    at market value                                        $     85,567  $    539,159  $     67,915  $    391,134  $     10,215
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           193            --         6,079            --
Receivable from mutual funds and portfolios
  for share redemptions                                              70           458            66           344            11
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     85,637       539,810        67,981       397,557        10,226
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   59           396            58           306            10
    Issue and administrative expense charge                          11            62             8            38             1
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --           193            --         6,079            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    70           651            66         6,423            11
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        85,567       539,159        67,915       391,134        10,215
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     85,567  $    539,159  $     67,915  $    391,134  $     10,215
===============================================================================================================================
Accumulation units outstanding                                  112,917       711,278        89,669       516,794        10,737
===============================================================================================================================
Net asset value per accumulation unit                      $       0.76  $       0.76  $       0.76  $       0.76  $       0.95
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WABA8         UAAD1         UAAD2         UAAD3         UAAD4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         17  $     23,343  $         --  $     21,203  $     13,258
                                                           --------------------------------------------------------------------
    at market value                                        $         17  $     22,768  $         --  $     21,262  $     13,154
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            19            --             3             3
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         17        22,787            --        21,265        13,157
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            16            --             3             3
    Issue and administrative expense charge                          --             3            --            --            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            19            --             3             3
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            17        22,768            --        21,262        13,154
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         17  $     22,768  $         --  $     21,262  $     13,154
===============================================================================================================================
Accumulation units outstanding                                       18        30,326            --        28,363        17,558
===============================================================================================================================
Net asset value per accumulation unit                      $       0.95  $       0.75  $         --  $       0.75  $       0.75
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WAAD5         WAAD8         UAVA1         UAVA2         UAVA3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --  $         --  $      2,649  $     24,172  $         27
                                                           --------------------------------------------------------------------
    at market value                                        $         --  $         --  $      2,507  $     23,153  $         22
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --             2            21             1
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --            --         2,509        23,174            23
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            --             2            18            --
    Issue and administrative expense charge                          --            --            --             3            --
    Contract terminations                                            --            --            --            --             1
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            --             2            21             1
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --            --         2,507        23,153            22
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --  $         --  $      2,507  $     23,153  $         22
===============================================================================================================================
Accumulation units outstanding                                       --            --         3,221        29,767            29
===============================================================================================================================
Net asset value per accumulation unit                      $         --  $         --  $       0.78  $       0.78  $       0.78
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UAVA4         WAVA5         WAVA8         UGIP1         UGIP2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $        442  $         --  $         --  $  1,191,927  $  7,603,352
                                                           --------------------------------------------------------------------
    at market value                                        $        416  $         --  $         --  $    996,251  $  6,104,915
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    141            --            --           105         2,566
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --           865         5,856
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        557            --            --       997,221     6,113,337
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --            --            --           735         5,057
    Issue and administrative expense charge                          --            --            --           130           799
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         141            --            --           105         2,566
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   141            --            --           970         8,422
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           416            --            --       996,251     6,104,915
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $        416  $         --  $         --  $    996,251  $  6,104,915
===============================================================================================================================
Accumulation units outstanding                                      535            --            --     1,341,385     8,240,945
===============================================================================================================================
Net asset value per accumulation unit                      $       0.78  $         --  $         --  $       0.74  $       0.74
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UGIP3         UGIP4         WGIP5         WGIP8         UPRG1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,645,994  $ 10,110,368  $      2,083  $      1,107  $    620,949
                                                           --------------------------------------------------------------------
    at market value                                        $  2,880,686  $  8,027,175  $      2,120  $      1,076  $    449,521
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --        13,625            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                           3,239         9,424             3             2           395
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,883,925     8,050,224         2,123         1,078       449,916
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,850         8,377             3             2           336
    Issue and administrative expense charge                         389         1,047            --            --            59
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --        13,625            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,239        23,049             3             2           395
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,876,366     8,027,175         2,120         1,076       449,521
Net assets applicable to contracts in payment period              4,320            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,880,686  $  8,027,175  $      2,120  $      1,076  $    449,521
===============================================================================================================================
Accumulation units outstanding                                3,897,922    10,906,192         2,223         1,129     1,002,649
===============================================================================================================================
Net asset value per accumulation unit                      $       0.74  $       0.74  $       0.95  $       0.95  $       0.45
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UPRG2         UPRG3         UPRG4          EPP          SPGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,941,075  $  1,378,049  $  5,027,796  $  2,107,797  $  3,888,559
                                                           --------------------------------------------------------------------
    at market value                                        $  1,993,594  $    909,470  $  3,422,848  $  1,237,662  $  2,207,451
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            13            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,904         1,032         5,821         5,097        37,233
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,995,498       910,515     3,428,669     1,242,759     2,244,684
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,644           908         3,599         1,402         2,963
    Issue and administrative expense charge                         260           124           450           168           306
    Contract terminations                                            --            --         1,772         3,527        33,964
Payable to mutual funds and portfolios
  for investments purchased                                          --            13            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,904         1,045         5,821         5,097        37,233
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,993,594       909,470     3,422,848     1,237,662     2,207,451
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,993,594  $    909,470  $  3,422,848  $  1,237,662  $  2,207,451
===============================================================================================================================
Accumulation units outstanding                                4,458,868     2,042,048     7,705,539     2,311,533     4,630,805
===============================================================================================================================
Net asset value per accumulation unit                      $       0.45  $       0.45  $       0.44  $       0.54  $       0.48
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UTEC1         UTEC2         UTEC3         UTEC4          ETC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    202,926  $    813,936  $    411,542  $  1,340,754  $  1,821,739
                                                           --------------------------------------------------------------------
    at market value                                        $    109,721  $    450,190  $    200,643  $    708,564  $    631,758
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             193           437           235         1,104           786
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    109,914       450,627       200,878       709,668       632,544
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   83           377           207           759           702
    Issue and administrative expense charge                          15            60            28            95            84
    Contract terminations                                            95            --            --           250            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   193           437           235         1,104           786
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       109,721       450,190       200,643       708,564       631,758
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    109,721  $    450,190  $    200,643  $    708,564  $    631,758
===============================================================================================================================
Accumulation units outstanding                                  371,846     1,529,719       684,451     2,423,326     1,387,024
===============================================================================================================================
Net asset value per accumulation unit                      $       0.30  $       0.29  $       0.29  $       0.29  $       0.46
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 STEC1         UAGR1         UAGR2         UAGR3         UAGR4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,104,736  $      8,301  $     36,445  $      1,270  $     65,170
                                                           --------------------------------------------------------------------
    at market value                                        $  1,068,958  $      7,999  $     36,949  $      1,260  $     64,196
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,874             7            30             1            76
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,070,832         8,006        36,979         1,261        64,272
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,698             6            26             1            68
    Issue and administrative expense charge                         176             1             4            --             8
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,874             7            30             1            76
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,068,958         7,999        36,949         1,260        64,196
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,068,958  $      7,999  $     36,949  $      1,260  $     64,196
===============================================================================================================================
Accumulation units outstanding                                3,655,170         8,818        40,731         1,391        70,921
===============================================================================================================================
Net asset value per accumulation unit                      $       0.29  $       0.91  $       0.91  $       0.91  $       0.91
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFCO1         UFCO2         UFCO3         UFCO4         WFCO5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    183,614  $    643,517  $     99,953  $    342,611  $      8,071
                                                           --------------------------------------------------------------------
    at market value                                        $    180,517  $    638,945  $     99,475  $    340,501  $      8,113
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           201            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             148           510            87           244             6
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    180,665       639,656        99,562       340,745         8,119
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  126           440            77           217             5
    Issue and administrative expense charge                          22            70            10            27             1
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --           201            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   148           711            87           244             6
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       180,517       638,945        99,475       340,501         8,113
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    180,517  $    638,945  $     99,475  $    340,501  $      8,113
===============================================================================================================================
Accumulation units outstanding                                  208,942       740,136       115,323       394,991         8,370
===============================================================================================================================
Net asset value per accumulation unit                      $       0.86  $       0.86  $       0.86  $       0.86  $       0.97
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WFCO8         UFGR1         UFGR2         UFGR3         UFGR4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --  $     14,246  $     83,293  $     24,001  $     88,681
                                                           --------------------------------------------------------------------
    at market value                                        $         --  $     13,379  $     80,439  $     23,215  $     80,409
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            11            72            17            95
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --        13,390        80,511        23,232        80,504
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --             9            62            15            84
    Issue and administrative expense charge                          --             2            10             2            11
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            11            72            17            95
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --        13,379        80,439        23,215        80,409
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --  $     13,379  $     80,439  $     23,215  $     80,409
===============================================================================================================================
Accumulation units outstanding                                       --        17,905       107,718        31,116       107,846
===============================================================================================================================
Net asset value per accumulation unit                      $         --  $       0.75  $       0.75  $       0.75  $       0.75
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WFGR5         WFGR8         UFMC1         UFMC2         WMDC6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     10,127  $         --  $     79,314  $    652,752  $  1,488,607
                                                           --------------------------------------------------------------------
    at market value                                        $      9,926  $         --  $     79,594  $    655,457  $  1,366,295
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --           920            --
Receivable from mutual funds and portfolios
  for share redemptions                                               8            --            67           512         1,487
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      9,934            --        79,661       656,889     1,367,782
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    7            --            57           442         1,300
    Issue and administrative expense charge                           1            --            10            70           177
    Contract terminations                                            --            --            --            --            10
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --           920            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8            --            67         1,432         1,487
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         9,926            --        79,594       655,457     1,366,295
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      9,926  $         --  $     79,594  $    655,457  $  1,366,295
===============================================================================================================================
Accumulation units outstanding                                   13,654            --        93,784       772,633     1,445,477
===============================================================================================================================
Net asset value per accumulation unit                      $       0.73  $         --  $       0.85  $       0.85  $       0.95
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFMC4         WMDC5         WMDC8         WMDC2         UFOV1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    426,815  $    252,211  $     24,414  $     43,607  $     17,884
                                                           --------------------------------------------------------------------
    at market value                                        $    425,620  $    236,032  $     24,437  $     39,601  $     17,356
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,219         2,987            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             426           279            17            58            15
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    428,265       239,298        24,454        39,659        17,371
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  379           249            15            53            13
    Issue and administrative expense charge                          47            30             2             5             2
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       2,219         2,987            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,645         3,266            17            58            15
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       425,620       236,032        24,437        39,601        17,356
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    425,620  $    236,032  $     24,437  $     39,601  $     17,356
===============================================================================================================================
Accumulation units outstanding                                  502,532       250,328        27,389        42,182        23,039
===============================================================================================================================
Net asset value per accumulation unit                      $       0.85  $       0.94  $       0.89  $       0.94  $       0.75
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFOV2         UFOV3         UFOV4         URES1         URES2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     15,230  $     11,747  $      2,952  $     12,804  $     32,044
                                                           --------------------------------------------------------------------
    at market value                                        $     15,155  $     10,986  $      2,686  $     13,128  $     32,591
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              13            10             3            11            27
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     15,168        10,996         2,689        13,139        32,618
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   11             9             3             9            23
    Issue and administrative expense charge                           2             1            --             2             4
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    13            10             3            11            27
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        15,155        10,986         2,686        13,128        32,591
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     15,155  $     10,986  $      2,686  $     13,128  $     32,591
===============================================================================================================================
Accumulation units outstanding                                   20,130        14,606         3,573        14,048        34,898
===============================================================================================================================
Net asset value per accumulation unit                      $       0.75  $       0.75  $       0.75  $       0.93  $       0.93
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WRES6         URES4          ERE          SRES1         WRES2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,462,155  $      7,103  $    725,247  $  1,396,320  $     71,741
                                                           --------------------------------------------------------------------
    at market value                                        $  1,456,579  $      7,183  $    727,766  $  1,359,176  $     72,757
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,604             7         1,072        54,270           104
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,458,183         7,190       728,838     1,413,446        72,861
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,412             6           788         1,779            95
    Issue and administrative expense charge                         192             1            95           184             9
    Contract terminations                                            --            --           189        52,307            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,604             7         1,072        54,270           104
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,456,579         7,183       727,766     1,359,176        72,757
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,456,579  $      7,183  $    727,766  $  1,359,176  $     72,757
===============================================================================================================================
Accumulation units outstanding                                1,015,442         7,706       541,851       966,512        57,864
===============================================================================================================================
Net asset value per accumulation unit                      $       1.43  $       0.93  $       1.34  $       1.41  $       1.26
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 USMC1         USMC2         PSMC1         USMC4         WSMC5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    419,649  $  2,777,281  $  4,538,538  $  3,369,962  $    467,785
                                                           --------------------------------------------------------------------
    at market value                                        $    349,634  $  2,164,709  $  3,260,777  $  2,591,626  $    344,147
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           138            --         1,316            --
Receivable from mutual funds and portfolios
  for share redemptions                                             305         2,045        29,457         3,040           413
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    349,939     2,166,892     3,290,234     2,595,982       344,560
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  259         1,766         3,181         2,702           369
    Issue and administrative expense charge                          46           279           434           338            44
    Contract terminations                                            --            --        25,842            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --           138            --         1,316            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   305         2,183        29,457         4,356           413
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       349,634     2,164,709     3,254,661     2,591,626       344,147
Net assets applicable to contracts in payment period                 --            --         6,116            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    349,634  $  2,164,709  $  3,260,777  $  2,591,626  $    344,147
===============================================================================================================================
Accumulation units outstanding                                  656,242     4,073,959     4,574,186     4,908,863       967,199
===============================================================================================================================
Net asset value per accumulation unit                      $       0.53  $       0.53  $       0.71  $       0.53  $       0.36
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSMC8         WSMC2         UVAS1         UVAS2         PVAS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         --  $    173,399  $     19,005  $     99,773  $     62,639
                                                           --------------------------------------------------------------------
    at market value                                        $         --  $    117,091  $     19,206  $    101,828  $     60,615
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --           862            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --           170            14            93            64
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         --       117,261        19,220       102,783        60,679
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   --           155            12            80            56
    Issue and administrative expense charge                          --            15             2            13             8
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --           862            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --           170            14           955            64
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --       117,091        19,206       101,828        60,615
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         --  $    117,091  $     19,206  $    101,828  $     60,615
===============================================================================================================================
Accumulation units outstanding                                       --       331,395        24,016       127,416        46,786
===============================================================================================================================
Net asset value per accumulation unit                      $         --  $       0.35  $       0.80  $       0.80  $       1.30
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UVAS4         WVAS5         WVAS8         WVAS2         UMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     48,436  $     51,280  $         --  $      3,202  $    806,491
                                                           --------------------------------------------------------------------
    at market value                                        $     48,893  $     48,459  $         --  $      3,233  $    762,284
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     26            --            --            --         4,018
Receivable from mutual funds and portfolios
  for share redemptions                                              47            57            --             4           657
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     48,966        48,516            --         3,237       766,959
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   42            51            --             4           558
    Issue and administrative expense charge                           5             6            --            --            99
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          26            --            --            --         4,018
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    73            57            --             4         4,675
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        48,893        48,459            --         3,233       762,284
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     48,893  $     48,459  $         --  $      3,233  $    762,284
===============================================================================================================================
Accumulation units outstanding                                   61,299        55,181            --         4,082       752,851
===============================================================================================================================
Net asset value per accumulation unit                      $       0.80  $       0.88  $         --  $       0.79  $       1.01
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UMSS2         PMSS1         UMSS4          EMU          SMSS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  6,387,251  $  2,798,906  $  7,050,675  $  1,160,955  $    861,709
                                                           --------------------------------------------------------------------
    at market value                                        $  5,736,647  $  2,546,970  $  6,347,391  $  1,036,562  $    750,820
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                116,523            --        12,494           226            --
Receivable from mutual funds and portfolios
  for share redemptions                                           5,300        27,717         7,210         1,235        58,832
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,858,470     2,574,687     6,367,095     1,038,023       809,652
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,577         2,413         6,409         1,103         1,098
    Issue and administrative expense charge                         723           329           801           132           114
    Contract terminations                                            --        24,975            --            --        57,620
Payable to mutual funds and portfolios
  for investments purchased                                     116,523            --        12,494           226            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               121,823        27,717        19,704         1,461        58,832
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,736,647     2,546,970     6,347,391     1,036,562       750,820
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,736,647  $  2,546,970  $  6,347,391  $  1,036,562  $    750,820
===============================================================================================================================
Accumulation units outstanding                                5,680,829     2,393,082     6,326,579       966,393       690,469
===============================================================================================================================
Net asset value per accumulation unit                      $       1.01  $       1.06  $       1.00  $       1.07  $       1.09
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WMSS2         UINT1         UINT2         UINT3         UINT4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    136,474  $    428,694  $  1,713,285  $    744,917  $  2,090,419
                                                           --------------------------------------------------------------------
    at market value                                        $    125,078  $    350,081  $  1,401,778  $    587,642  $  1,605,307
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --         4,396            13            --
Receivable from mutual funds and portfolios
  for share redemptions                                             178           305         1,326           635         1,869
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    125,256       350,386     1,407,500       588,290     1,607,176
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  162           259         1,145           559         1,661
    Issue and administrative expense charge                          16            46           181            76           208
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --         4,396            13            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   178           305         5,722           648         1,869
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       125,078       350,081     1,401,778       587,642     1,605,307
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    125,078  $    350,081  $  1,401,778  $    587,642  $  1,605,307
===============================================================================================================================
Accumulation units outstanding                                  123,227       512,796     2,058,559       866,374     2,372,839
===============================================================================================================================
Net asset value per accumulation unit                      $       1.02  $       0.68  $       0.68  $       0.68  $       0.68
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WINT5         WINT8         UGRS1         UGRS2         UGRS3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    270,685  $    327,228  $    284,432  $  2,145,401  $    598,058
                                                           --------------------------------------------------------------------
    at market value                                        $    240,268  $    276,091  $    212,685  $  1,578,807  $    440,835
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            29            --
Receivable from mutual funds and portfolios
  for share redemptions                                             336           454           185         1,525           480
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    240,604       276,545       212,870     1,580,361       441,315
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  300           411           157         1,317           422
    Issue and administrative expense charge                          36            43            28           208            58
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            29            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   336           454           185         1,554           480
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       240,268       276,091       212,685     1,578,807       438,616
Net assets applicable to contracts in payment period                 --            --            --            --         2,219
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    240,268  $    276,091  $    212,685  $  1,578,807  $    440,835
===============================================================================================================================
Accumulation units outstanding                                  286,481       330,157       421,468     3,137,043       874,935
===============================================================================================================================
Net asset value per accumulation unit                      $       0.84  $       0.84  $       0.50  $       0.50  $       0.50
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UGRS4         UNDS1         UNDS2         PSND1         UNDS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,922,799  $    141,175  $    473,229  $    345,419  $    699,458
                                                           --------------------------------------------------------------------
    at market value                                        $  1,416,100  $    105,616  $    362,738  $    260,364  $    526,961
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,643            --           156            --            53
Receivable from mutual funds and portfolios
  for share redemptions                                           1,664            93           346           278           622
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,420,407       105,709       363,240       260,642       527,636
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,479            79           299           245           553
    Issue and administrative expense charge                         185            14            47            33            69
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       2,643            --           156            --            53
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,307            93           502           278           675
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,416,100       105,616       362,738       258,127       526,961
Net assets applicable to contracts in payment period                 --            --            --         2,237            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,416,100  $    105,616  $    362,738  $    260,364  $    526,961
===============================================================================================================================
Accumulation units outstanding                                2,832,097       165,229       568,899       441,310       831,812
===============================================================================================================================
Net asset value per accumulation unit                      $       0.50  $       0.64  $       0.64  $       0.58  $       0.63
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WSND5         WSND8         UTRS1         UTRS2         PSTR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     16,029  $         --  $  1,699,250  $  8,392,661  $  4,108,424
                                                           --------------------------------------------------------------------
    at market value                                        $     14,828  $         --  $  1,640,475  $  7,937,214  $  3,872,591
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            18        11,658            --
Receivable from mutual funds and portfolios
  for share redemptions                                              13            --         1,414         7,554        29,324
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     14,841            --     1,641,907     7,956,426     3,901,915
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   12            --         1,202         6,524         3,805
    Issue and administrative expense charge                           1            --           212         1,030           519
    Contract terminations                                            --            --            --            --        25,000
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            18        11,658            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    13            --         1,432        19,212        29,324
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        14,828            --     1,640,475     7,937,214     3,872,591
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     14,828  $         --  $  1,640,475  $  7,937,214  $  3,872,591
===============================================================================================================================
Accumulation units outstanding                                   20,207            --     1,584,665     7,686,634     3,948,613
===============================================================================================================================
Net asset value per accumulation unit                      $       0.73  $         --  $       1.04  $       1.03  $       0.98
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UTRS4         WSTR5         WSTR8         USUT1         USUT2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  9,392,629  $     10,125  $      5,038  $        322  $     19,433
                                                           --------------------------------------------------------------------
    at market value                                        $  8,870,346  $     10,117  $      5,132  $        329  $     19,798
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 12,681            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                          10,042             7             7            --            13
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  8,893,069        10,124         5,139           329        19,811
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                8,926             6             6            --            11
    Issue and administrative expense charge                       1,116             1             1            --             2
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                      12,681            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                22,723             7             7            --            13
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     8,870,346        10,117         5,132           329        19,798
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  8,870,346  $     10,117  $      5,132  $        329  $     19,798
===============================================================================================================================
Accumulation units outstanding                                8,646,223        10,912         5,543           376        22,636
===============================================================================================================================
Net asset value per accumulation unit                      $       1.03  $       0.93  $       0.93  $       0.87  $       0.87
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 PSUT1         USUT4         WSUT5         WSUT8         UOCA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    155,452  $      4,425  $      5,009  $         --  $      7,077
                                                           --------------------------------------------------------------------
    at market value                                        $    119,424  $      4,640  $      4,730  $         --  $      6,934
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             130             5             6            --             5
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    119,554         4,645         4,736            --         6,939
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  114             5             5            --             4
    Issue and administrative expense charge                          16            --             1            --             1
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   130             5             6            --             5
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       119,424         4,640         4,730            --         6,934
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    119,424  $      4,640  $      4,730  $         --  $      6,934
===============================================================================================================================
Accumulation units outstanding                                  209,085         5,315         5,557            --         8,840
===============================================================================================================================
Net asset value per accumulation unit                      $       0.57  $       0.87  $       0.85  $         --  $       0.78
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UOCA2         UOCA3         UOCA4         WOCA5         WOCA8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    108,730  $     31,618  $    125,803  $         41  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $    110,666  $     30,384  $    127,372  $         42  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              92            32           131            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    110,758        30,416       127,503            42            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   79            28           116            --            --
    Issue and administrative expense charge                          13             4            15            --            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    92            32           131            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       110,666        30,384       127,372            42            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    110,666  $     30,384  $    127,372  $         42  $         --
===============================================================================================================================
Accumulation units outstanding                                  141,201        38,802       162,815            43            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.78  $       0.78  $       0.78  $       0.97  $         --
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UOGS1         UOGS2         WOGS6         UOGS4         WOGS5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     19,581  $     98,656  $    159,736  $     45,097  $      9,460
                                                           --------------------------------------------------------------------
    at market value                                        $     19,049  $     94,618  $    146,645  $     42,967  $      9,354
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              17            87           146            31            20
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     19,066        94,705       146,791        42,998         9,374
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   14            75           128            27            18
    Issue and administrative expense charge                           3            12            18             4             2
    Contract terminations                                            --            --            --            --            39
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    17            87           146            31            59
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        19,049        94,618       146,645        42,967         9,315
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     19,049  $     94,618  $    146,645  $     42,967  $      9,315
===============================================================================================================================
Accumulation units outstanding                                   24,816       123,313       189,702        56,098        12,062
===============================================================================================================================
Net asset value per accumulation unit                      $       0.77  $       0.77  $       0.77  $       0.77  $       0.77
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WOGS8         WOGS2         UOHI1         UOHI2         UOHI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      8,068  $         --  $     17,250  $    128,495  $      4,200
                                                           --------------------------------------------------------------------
    at market value                                        $      7,954  $         --  $     17,638  $    130,760  $      4,205
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                               4            --            15            96             1
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      7,958            --        17,653       130,856         4,206
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    4            --            13            83             1
    Issue and administrative expense charge                          --            --             2            13            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4            --            15            96             1
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         7,954            --        17,638       130,760         4,205
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      7,954  $         --  $     17,638  $    130,760  $      4,205
===============================================================================================================================
Accumulation units outstanding                                    8,597            --        18,364       136,219         4,384
===============================================================================================================================
Net asset value per accumulation unit                      $       0.93  $         --  $       0.96  $       0.96  $       0.96
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UOHI4         UOSM1         UOSM2         UOSM3         UOSM4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     71,653  $     27,767  $    159,624  $     53,077  $     70,607
                                                           --------------------------------------------------------------------
    at market value                                        $     72,696  $     26,298  $    158,253  $     51,666  $     68,673
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            40            --           300
Receivable from mutual funds and portfolios
  for share redemptions                                              43            23           126            50            70
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     72,739        26,321       158,419        51,716        69,043
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   38            20           109            44            62
    Issue and administrative expense charge                           5             3            17             6             8
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            40            --           300
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    43            23           166            50           370
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        72,696        26,298       158,253        51,666        68,673
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     72,696  $     26,298  $    158,253  $     51,666  $     68,673
===============================================================================================================================
Accumulation units outstanding                                   75,848        33,098       199,299        65,056        86,643
===============================================================================================================================
Net asset value per accumulation unit                      $       0.96  $       0.79  $       0.79  $       0.79  $       0.79
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WOSM5         WOSM8         USTB1         USTB2         WSTB6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      3,481  $     12,103  $     38,264  $    160,415  $    209,366
                                                           --------------------------------------------------------------------
    at market value                                        $      3,436  $     11,918  $     39,311  $    166,610  $    218,797
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                               4             6            31           148           238
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      3,440        11,924        39,342       166,758       219,035
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    4             5            26           121           209
    Issue and administrative expense charge                          --             1             5            19            29
    Contract terminations                                            --            --            --             8            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4             6            31           148           238
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         3,436        11,918        39,311       166,610       218,797
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      3,436  $     11,918  $     39,311  $    166,610  $    218,797
===============================================================================================================================
Accumulation units outstanding                                    3,609        12,529        37,947       160,916       212,137
===============================================================================================================================
Net asset value per accumulation unit                      $       0.95  $       0.95  $       1.04  $       1.04  $       1.03
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 USTB4         WSTB5         WSTB8         WSTB2         UGIN1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    146,662  $     10,155  $         --  $         --  $    351,834
                                                           --------------------------------------------------------------------
    at market value                                        $    152,696  $     10,383  $         --  $         --  $    300,804
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             178            11            --            --           259
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    152,874        10,394            --            --       301,063
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  158            10            --            --           220
    Issue and administrative expense charge                          20             1            --            --            39
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   178            11            --            --           259
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       152,696        10,383            --            --       300,804
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    152,696  $     10,383  $         --  $         --  $    300,804
===============================================================================================================================
Accumulation units outstanding                                  147,708        10,076            --            --       378,819
===============================================================================================================================
Net asset value per accumulation unit                      $       1.03  $       1.03  $         --  $         --  $       0.79
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UGIN2         PGIN1         UGIN4          EPG          WGIN8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,927,735  $  1,484,543  $  1,775,606  $  7,299,936  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $  1,576,097  $  1,207,744  $  1,478,390  $  5,290,870  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    540             6         6,557            63            --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,496         1,310         1,742         6,497            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,578,133     1,209,060     1,486,689     5,297,430            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,292         1,153         1,548         5,801            --
    Issue and administrative expense charge                         204           157           194           696            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         540             6         6,557            63            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,036         1,316         8,299         6,560            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,576,097     1,207,744     1,478,390     5,290,870            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,576,097  $  1,207,744  $  1,478,390  $  5,290,870  $         --
===============================================================================================================================
Accumulation units outstanding                                1,990,589     1,583,024     1,879,367     5,706,345            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.79  $       0.76  $       0.79  $       0.93  $         --
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UIGR1         UIGR2         PIGR1         UIGR4          EPL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     26,898  $    345,842  $  5,440,195  $    429,963  $  1,974,066
                                                           --------------------------------------------------------------------
    at market value                                        $     26,171  $    346,700  $  3,662,172  $    431,700  $  1,401,442
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     71           202            --         4,941         4,626
Receivable from mutual funds and portfolios
  for share redemptions                                              22           287         4,014           431         1,680
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     26,264       347,189     3,666,186       437,072     1,407,748
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   19           248         3,532           383         1,500
    Issue and administrative expense charge                           3            39           482            48           180
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --           202            --         4,941         4,626
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    22           489         4,014         5,372         6,306
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        26,242       346,700     3,653,298       431,700     1,401,442
Net assets applicable to contracts in payment period                 --            --         8,874            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     26,242  $    346,700  $  3,662,172  $    431,700  $  1,401,442
===============================================================================================================================
Accumulation units outstanding                                   32,966       435,810     4,994,086       543,545     1,855,909
===============================================================================================================================
Net asset value per accumulation unit                      $       0.80  $       0.80  $       0.73  $       0.79  $       0.76
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 WIGR8         WIGR2         UPRE1         UPRE2         UPRE3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,859  $    475,689  $        446  $     48,318  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $      5,709  $    315,265  $        436  $     46,416  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                               8           834            --            44            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,717       316,099           436        46,460            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    7           413            --            38            --
    Issue and administrative expense charge                           1            41            --             6            --
    Contract terminations                                            --           380            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8           834            --            44            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         5,709       315,265           436        46,416            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      5,709  $    315,265  $        436  $     46,416  $         --
===============================================================================================================================
Accumulation units outstanding                                    6,745       665,507           540        57,491            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.85  $       0.47  $       0.81  $       0.81  $         --
===============================================================================================================================


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UPRE4         UVIS1         UVIS2         UVIS3         UVIS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,227  $    110,027  $  1,607,285  $    679,569  $  2,099,653
                                                           --------------------------------------------------------------------
    at market value                                        $      5,377  $     67,719  $  1,025,916  $    422,037  $  1,395,564
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --           131            13         1,340
Receivable from mutual funds and portfolios
  for share redemptions                                               6            60           993           488         1,656
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,383        67,779     1,027,040       422,538     1,398,560
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    5            51           858           429         1,472
    Issue and administrative expense charge                           1             9           135            59           184
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --           131            13         1,340
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6            60         1,124           501         2,996
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         5,377        67,719     1,025,916       421,048     1,395,564
Net assets applicable to contracts in payment period                 --            --            --           989            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      5,377  $     67,719  $  1,025,916  $    422,037  $  1,395,564
===============================================================================================================================
Accumulation units outstanding                                    6,670       163,010     2,476,391     1,020,149     3,390,706
===============================================================================================================================
Net asset value per accumulation unit                      $       0.81  $       0.42  $       0.41  $       0.41  $       0.41
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                       ----------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                              EPT          WVIS8         WVIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                            $  1,008,117  $         --  $    429,184
                                                                                       ----------------------------------------
    at market value                                                                    $    557,602  $         --  $    199,248
Dividends receivable                                                                             --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                                 --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                                         676            --           723
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                558,278            --       199,971
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                              604            --           263
    Issue and administrative expense charge                                                      72            --            26
    Contract terminations                                                                        --            --           434
Payable to mutual funds and portfolios
  for investments purchased                                                                      --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                               676            --           723
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                   557,602            --       199,248
Net assets applicable to contracts in payment period                                             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                       $    557,602  $         --  $    199,248
===============================================================================================================================
Accumulation units outstanding                                                              888,229            --       607,739
===============================================================================================================================
Net asset value per accumulation unit                                                  $       0.63  $         --  $       0.33
===============================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                               UBND1(1)      UBND2(1)       PBND1        UBND4(1)        ESI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        767  $      2,068  $      7,847  $      3,461  $    625,114
Variable account expenses                                           145           429         1,934           877       173,542
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     622         1,639         5,913         2,584       451,572
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          46,991        30,025        81,348        18,892     4,207,943
    Cost of investments sold                                     47,220        30,052        82,255        18,980     4,447,902
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (229)          (27)         (907)          (88)     (239,959)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       864         2,876         1,394         3,769       248,600
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      635         2,849           487         3,681         8,641
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,257  $      4,488  $      6,400  $      6,265  $    460,213
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SBND1         UCMG1         UCMG2         PCMG1         UCMG4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     87,480  $      6,940  $     30,893  $     25,453  $     55,540
Variable account expenses                                        27,613         5,994        29,377        27,306        64,911
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  59,867           946         1,516        (1,853)       (9,371)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,682,250       436,704     1,773,768     2,676,501     9,991,982
    Cost of investments sold                                  3,728,507       436,712     1,773,803     2,676,545     9,992,062
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (46,257)           (8)          (35)          (44)          (80)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    14,162             9            36            45            80
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (32,095)            1             1             1            --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     27,772  $        947  $      1,517  $     (1,852) $     (9,371)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMS          SCMG1        UDEI1(1)      UDEI2(1)       PDEI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    132,708  $    172,853  $         56  $        475  $      6,650
Variable account expenses                                       158,763       240,323            32           255         5,314
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (26,055)      (67,470)           24           220         1,336
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      37,638,708    36,843,541         7,753        12,064        99,009
    Cost of investments sold                                 37,638,984    36,843,822         7,496        12,079       105,952
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (276)         (281)          257           (15)       (6,943)
Distributions from capital gains                                     --            --            --            --         1,528
Net change in unrealized appreciation or
  depreciation of investments                                       277           283           312         5,446       (85,884)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1             2           569         5,431       (91,299)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (26,054) $    (67,468) $        593  $      5,651  $    (89,963)
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI4(1)       WDEI5         SDEI1         WDEI2         UFIF1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        969  $      3,097  $      4,969  $        522  $      9,219
Variable account expenses                                           530         2,674         5,483           557         3,134
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     439           423          (514)          (35)        6,085
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,955        78,147       329,616         2,626        66,854
    Cost of investments sold                                     17,303        94,932       367,972         2,828        66,878
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,348)      (16,785)      (38,356)         (202)          (24)
Distributions from capital gains                                     --           602         1,519           129         2,958
Net change in unrealized appreciation or
  depreciation of investments                                     8,115       (32,622)      (42,391)       (7,212)        4,430
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,767       (48,805)      (79,228)       (7,285)        7,364
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,206  $    (48,382) $    (79,742) $     (7,320) $     13,449
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UFIF2         UFIF3         UFIF4         WFDI5         SFDI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    130,959  $     44,485  $    102,353  $      4,893  $     14,122
Variable account expenses                                        50,132        19,251        47,531         2,414         8,071
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  80,827        25,234        54,822         2,479         6,051
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,052,529       136,047       590,976       103,652       697,879
    Cost of investments sold                                  1,043,632       134,143       584,214       102,464       693,742
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  8,897         1,904         6,762         1,188         4,137
Distributions from capital gains                                 30,633         9,364        24,520         1,151         2,914
Net change in unrealized appreciation or
  depreciation of investments                                    89,931        34,777        72,412         2,801         4,940
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  129,461        46,045       103,694         5,140        11,991
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    210,288  $     71,279  $    158,516  $      7,619  $     18,042
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WFDI2        UGRO1(1)      UGRO2(1)      UGRO3(1)      UGRO4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     20,900  $         --  $         --  $         --  $         --
Variable account expenses                                        12,270            --             2            --            --
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   8,630            --            (2)           --            --
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          52,462            83            82           131            82
    Cost of investments sold                                     51,017            96            83           160           100
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,445           (13)           (1)          (29)          (18)
Distributions from capital gains                                  6,210            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    16,042            (4)          (46)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   23,697           (17)          (47)          (29)          (18)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     32,327  $        (17) $        (49) $        (29) $        (18)
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EVG          SGRO1         UNDM1         UNDM2         PNDM1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         71  $        139  $        127  $      1,025  $     14,999
Variable account expenses                                         1,320         3,480           231         1,962        36,622
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,249)       (3,341)         (104)         (937)      (21,623)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,923        47,017         8,056        48,711       854,578
    Cost of investments sold                                     12,203        93,554         8,520        56,557     1,201,245
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,280)      (46,537)         (464)       (7,846)     (346,667)
Distributions from capital gains                                     --            --            13            79         2,779
Net change in unrealized appreciation or
  depreciation of investments                                   (24,792)      (23,343)       (5,024)      (33,121)     (455,998)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (30,072)      (69,880)       (5,475)      (40,888)     (799,886)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (31,321) $    (73,221) $     (5,579) $    (41,825) $   (821,509)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UNDM4          EGD          SNDM1         WNDM2        USVA1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,055  $     23,185  $      9,158  $      1,907  $         15
Variable account expenses                                         2,526        64,316        29,188         6,604            51
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,471)      (41,131)      (20,030)       (4,697)          (36)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          41,052       931,214     1,804,673       215,016         3,713
    Cost of investments sold                                     49,212     1,320,486     2,492,473       323,233         3,573
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,160)     (389,272)     (687,800)     (108,217)          140
Distributions from capital gains                                    133         4,843         2,132           437            54
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)     (835,351)      129,507        12,018           132
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (43,761)   (1,219,780)     (556,161)      (95,762)          326
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (45,232) $ (1,260,911) $   (576,191) $   (100,459) $        290
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA2(1)      WSVA6(2)      USVA4(1)      WSVA5(2)      WSVA8(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         53  $         24  $         29  $         25  $          4
Variable account expenses                                           130           132            71           102             6
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (77)         (108)          (42)          (77)           (2)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,269         7,263         2,987           134           139
    Cost of investments sold                                     15,691         9,148         3,115           152           141
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (422)       (1,885)         (128)          (18)           (2)
Distributions from capital gains                                    187            84           103            91            13
Net change in unrealized appreciation or
  depreciation of investments                                     1,468        (1,673)        1,188          (908)          (27)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,233        (3,474)        1,163          (835)          (16)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,156  $     (3,582) $      1,121  $       (912) $        (18)
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA2(2)       USPF1         USPF2         USPF3         USPF4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $      1,535  $     22,025  $     11,952  $     27,027
Variable account expenses                                             2         1,372        23,207        13,890        34,912
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)          163        (1,182)       (1,938)       (7,885)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             136        24,331       345,553       270,196       644,407
    Cost of investments sold                                        172        28,057       419,481       340,695       744,583
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (36)       (3,726)      (73,928)      (70,499)     (100,176)
Distributions from capital gains                                      1            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        --       (26,419)     (511,274)     (242,845)     (625,838)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (35)      (30,145)     (585,202)     (313,344)     (726,014)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (37) $    (29,982) $   (586,384) $   (315,282) $   (733,899)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA1(1)      UABA2(1)      UABA3(1)      UABA4(1)      WABA5(3)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1  $          6  $          1  $          3  $         --
Variable account expenses                                           160         1,327           195           856            22
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (159)       (1,321)         (194)         (853)          (22)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          23,737         7,236         1,154         7,937         1,181
    Cost of investments sold                                     23,012         7,563         1,257         8,363         1,162
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    725          (327)         (103)         (426)           19
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (320)       (5,381)       (1,278)       (5,464)           49
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      405        (5,708)       (1,381)       (5,890)           68
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        246  $     (7,029) $     (1,575) $     (6,743) $         46
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA8(3)      UAAD1(1)      UAAD2(1)      UAAD3(1)      UAAD4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                             1            46            --             7             4
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)          (46)           --            (7)           (4)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             117           122            76           406            80
    Cost of investments sold                                        117           125           100           458            81
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --            (3)          (24)          (52)           (1)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        --          (575)           --            59          (104)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --          (578)          (24)            7          (105)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (1) $       (624) $        (24) $         --  $       (109)
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAD5(4)      WAAD8(4)      UAVA1(1)      UAVA2(1)      UAVA3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $          7  $         83  $          1
Variable account expenses                                             1             1             2            72            --
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)           (1)            5            11             1
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             170           132            80           171           127
    Cost of investments sold                                        174           135            85           177           156
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (4)           (3)           (5)           (6)          (29)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        --            --          (142)       (1,019)           (5)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (4)           (3)         (147)       (1,025)          (34)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (5) $         (4) $       (142) $     (1,014) $        (33)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAVA4(1)      WAVA5(5)      WAVA8(5)       UGIP1         UGIP2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1  $         --  $         --  $      4,157  $     29,506
Variable account expenses                                             1            --            --         8,472        57,851
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            --            --        (4,315)      (28,345)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              78            78            15       267,312       495,936
    Cost of investments sold                                         86            83            21       334,038       627,972
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (8)           (5)           (6)      (66,726)     (132,036)
Distributions from capital gains                                     --            --            --        25,556       181,374
Net change in unrealized appreciation or
  depreciation of investments                                       (26)           --            --      (176,991)   (1,496,513)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (34)           (5)           (6)     (218,161)   (1,447,175)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (34) $         (5) $         (6) $   (222,476) $ (1,475,520)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIP3         UGIP4        WGIP5(4)      WGIP8(4)       UPRG1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     15,101  $     39,872  $         --  $         --  $         --
Variable account expenses                                        33,475        93,025             4             3         4,614
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,374)      (53,153)           (4)           (3)       (4,614)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         442,990       671,018           176           136       127,259
    Cost of investments sold                                    555,998       838,805           173           140       160,557
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (113,008)     (167,787)            3            (4)      (33,298)
Distributions from capital gains                                 92,830       245,099            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (724,984)   (2,013,737)           37           (31)     (138,350)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (745,162)   (1,936,425)           40           (35)     (171,648)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (763,536) $ (1,989,578) $         36  $        (38) $   (176,262)
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UPRG2         UPRG3         UPRG4          EPP          SPGR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                        24,228        14,032        50,132        22,130        58,017
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (24,228)      (14,032)      (50,132)      (22,130)      (58,017)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         475,130       295,138       461,130       531,165     2,123,832
    Cost of investments sold                                    661,216       417,438       633,926       865,659     3,580,433
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (186,086)     (122,300)     (172,796)     (334,494)   (1,456,601)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (681,360)     (321,239)   (1,246,621)     (303,228)      (85,773)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (867,446)     (443,539)   (1,419,417)     (637,722)   (1,542,374)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (891,674) $   (457,571) $ (1,469,549) $   (659,852) $ (1,600,391)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UTEC1         UTEC2         UTEC3         UTEC4          ETC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                         1,312         6,209         3,760        12,249        13,523
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,312)       (6,209)       (3,760)      (12,249)      (13,523)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          23,323       179,393        94,189       223,599       406,937
    Cost of investments sold                                     32,174       310,178       168,788       367,651       919,960
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,851)     (130,785)      (74,599)     (144,052)     (513,023)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (66,039)     (211,155)     (104,528)     (386,642)      (52,248)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (74,890)     (341,940)     (179,127)     (530,694)     (565,271)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (76,202) $   (348,149) $   (182,887) $   (542,943) $   (578,794)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    STEC1        UAGR1(1)      UAGR2(1)      UAGR3(1)      UAGR4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $          2  $          2  $          3  $          2
Variable account expenses                                        31,338            39            71             4           289
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (31,338)          (37)          (69)           (1)         (287)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,707,359         2,138            65           149           380
    Cost of investments sold                                  3,287,423         2,206            63           150           389
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,580,064)          (68)            2            (1)           (9)
Distributions from capital gains                                     --             1             1             2             1
Net change in unrealized appreciation or
  depreciation of investments                                   481,361          (302)          504           (10)         (974)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,098,703)         (369)          507            (9)         (982)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,130,041) $       (406) $        438  $        (10) $     (1,269)
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFCO1(1)      UFCO2(1)      UFCO3(1)      UFCO4(1)      WFCO5(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                           301         1,150           169           494             7
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (301)       (1,150)         (169)         (494)           (7)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,227        20,709           169        11,029           180
    Cost of investments sold                                      9,705        20,671           170        11,014           180
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (478)           38            (1)           15            --
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,097)       (4,572)         (478)       (2,110)           42
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,575)       (4,534)         (479)       (2,095)           42
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,876) $     (5,684) $       (648) $     (2,589) $         35
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFCO8(4)      UFGR1(1)      UFGR2(1)      UFGR3(1)      UFGR4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                             1            43           195            27           360
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)          (43)         (195)          (27)         (360)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             174           118           277           148         1,743
    Cost of investments sold                                        175           126           282           153         1,878
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)           (8)           (5)           (5)         (135)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        --          (867)       (2,854)         (786)       (8,272)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (1)         (875)       (2,859)         (791)       (8,407)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (2) $       (918) $     (3,054) $       (818) $     (8,767)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFGR5(5)      WFGR8(5)      UFMC1(1)      UFMC2(1)       WMDC6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $      5,903
Variable account expenses                                            35            --           177         1,321        14,226
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (35)           --          (177)       (1,321)       (8,323)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,049            16         3,295        33,553       152,571
    Cost of investments sold                                      4,921            22         3,345        34,468       164,918
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (872)           (6)          (50)         (915)      (12,347)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (201)           --           280         2,705      (146,333)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,073)           (6)          230         1,790      (158,680)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,108) $         (6) $         53  $        469  $   (167,003)
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC4(1)       WMDC5        WMDC8(5)       WMDC2        UFOV1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $        907  $         --  $        109  $         --
Variable account expenses                                         1,160         2,412            25           504            40
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,160)       (1,505)          (25)         (395)          (40)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,290        25,673            40        10,999           135
    Cost of investments sold                                     15,936        28,101            40        10,808           139
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (646)       (2,428)           --           191            (4)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,195)      (20,709)           23        (4,282)         (528)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,841)      (23,137)           23        (4,091)         (532)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,001) $    (24,642) $         (2) $     (4,486) $       (572)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFOV2(1)      UFOV3(1)      UFOV4(1)      URES1(1)      URES2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $          3  $          3
Variable account expenses                                            35            33            11            29            59
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (35)          (33)          (11)          (26)          (56)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             109           153            86        16,852           238
    Cost of investments sold                                        109           165            95        16,903           235
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --           (12)           (9)          (51)            3
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       (75)         (761)         (266)          324           547
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (75)         (773)         (275)          273           550
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (110) $       (806) $       (286) $        247  $        494
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WRES6        URES4(1)        ERE          SRES1         WRES2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     31,047  $          3  $     15,778  $     41,597  $        443
Variable account expenses                                        14,975            16         8,266        21,245           534
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  16,072           (13)        7,512        20,352           (91)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          75,201           109       152,851     1,448,669           556
    Cost of investments sold                                     72,358           108       152,982     1,479,735           539
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,843             1          (131)      (31,066)           17
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (37,855)           80       (18,391)      (86,070)          404
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (35,012)           81       (18,522)     (117,136)          421
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (18,940) $         68  $    (11,010) $    (96,784) $        330
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      USMC1         USMC2         PSMC1         USMC4         WSMC5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        582  $      4,559  $      8,403  $      9,438  $        985
Variable account expenses                                         2,631        20,432        39,527        42,785         5,062
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,049)      (15,873)      (31,124)      (33,347)       (4,077)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          23,854       169,878       285,844     1,405,502        94,190
    Cost of investments sold                                     30,383       228,551       393,082     1,922,475       137,778
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,529)      (58,673)     (107,238)     (516,973)      (43,588)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (72,966)     (571,645)   (1,009,866)     (796,517)      (96,453)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (79,495)     (630,318)   (1,117,104)   (1,313,490)     (140,041)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (81,544) $   (646,191) $ (1,148,228) $ (1,346,837) $   (144,118)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSMC8(5)       WSMC2        UVAS1(1)      UVAS2(1)       PVAS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $        340  $          1  $          1  $         53
Variable account expenses                                            --         2,408            25           285           238
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --        (2,068)          (24)         (284)         (185)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              17        78,332           636         4,981         4,914
    Cost of investments sold                                         22       113,693           630         5,620         5,366
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)      (35,361)            6          (639)         (452)
Distributions from capital gains                                     --            --             1             1           366
Net change in unrealized appreciation or
  depreciation of investments                                        --       (15,408)          201         2,055        (2,315)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (5)      (50,769)          208         1,417        (2,401)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (5) $    (52,837) $        184  $      1,133  $     (2,586)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS4(1)      WVAS5(5)      WVAS8(5)      WVAS2(2)       UMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1  $         76  $        143  $         --  $      2,893
Variable account expenses                                           133           238           216            11         3,799
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (132)         (162)          (73)          (11)         (906)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,227        14,456        30,525           146       165,253
    Cost of investments sold                                      2,399        15,260        44,687           145       181,355
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (172)         (804)      (14,162)            1       (16,102)
Distributions from capital gains                                      1           529           999             4         7,174
Net change in unrealized appreciation or
  depreciation of investments                                       457        (2,821)           --            31       (45,624)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      286        (3,096)      (13,163)           36       (54,552)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        154  $     (3,258) $    (13,236) $         25  $    (55,458)
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UMSS2         PMSS1         UMSS4          EMU          SMSS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     34,669  $     13,030  $     38,066  $      8,848  $     14,201
Variable account expenses                                        42,386        18,475        55,917        12,800        16,415
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,717)       (5,445)      (17,851)       (3,952)       (2,214)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         270,313       359,119       451,895       400,698     1,338,340
    Cost of investments sold                                    288,445       381,369       508,355       454,278     1,538,705
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,132)      (22,250)      (56,460)      (53,580)     (200,365)
Distributions from capital gains                                 85,962        32,309        94,384        21,939        35,212
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)     (251,255)     (713,153)     (117,038)      (91,159)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (613,123)     (241,196)     (675,229)     (148,679)     (256,312)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (620,840) $   (246,641) $   (693,080) $   (152,631) $   (258,526)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WMSS2         UINT1         UINT2         UINT3         UINT4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        556  $      4,271  $     19,673  $      8,878  $     33,202
Variable account expenses                                         1,283         3,006        13,087         6,682        23,105
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (727)        1,265         6,586         2,196        10,097
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,618        66,827       279,396        42,636       781,888
    Cost of investments sold                                      6,756        80,451       323,773        50,947       931,634
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (138)      (13,624)      (44,377)       (8,311)     (149,746)
Distributions from capital gains                                  1,378            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (11,653)      (53,960)     (253,827)     (120,222)     (268,932)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (10,413)      (67,584)     (298,204)     (128,533)     (418,678)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (11,140) $    (66,319) $   (291,618) $   (126,337) $   (408,581)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT5(5)      WINT8(5)       UGRS1         UGRS2         UGRS3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,485  $     15,439  $         --  $         --  $         --
Variable account expenses                                         2,957         5,954         2,115        18,858         5,457
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   3,528         9,485        (2,115)      (18,858)       (5,457)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         359,335       865,399        57,957       204,558        59,134
    Cost of investments sold                                    418,944       989,858        63,644       261,048        70,335
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (59,609)     (124,459)       (5,687)      (56,490)      (11,201)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,417)      (51,137)      (62,137)     (528,545)     (134,536)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (90,026)     (175,596)      (67,824)     (585,035)     (145,737)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (86,498) $   (166,111) $    (69,939) $   (603,893) $   (151,194)
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UGRS4         UNDS1         UNDS2         PSND1         UNDS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                        19,378           985         3,764         3,170         7,101
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (19,378)         (985)       (3,764)       (3,170)       (7,101)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         200,946         9,173        71,797        53,490       157,128
    Cost of investments sold                                    259,741        12,261        88,936        68,260       201,310
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (58,795)       (3,088)      (17,139)      (14,770)      (44,182)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (425,640)      (34,952)     (118,154)      (88,069)     (173,855)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (484,435)      (38,040)     (135,293)     (102,839)     (218,037)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (503,813) $    (39,025) $   (139,057) $   (106,009) $   (225,138)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSND5(5)      WSND8(5)       UTRS1         UTRS2         PSTR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $     16,537  $     90,386  $     45,299
Variable account expenses                                            46            --        11,841        69,101        39,970
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (46)           --         4,696        21,285         5,329
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,098            15       348,741       697,257       634,141
    Cost of investments sold                                      1,125            21       363,510       752,212       676,878
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (27)           (6)      (14,769)      (54,955)      (42,737)
Distributions from capital gains                                     --            --        13,568        74,158        37,165
Net change in unrealized appreciation or
  depreciation of investments                                    (1,201)           --       (64,722)     (511,635)     (246,193)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,228)           (6)      (65,923)     (492,432)     (251,765)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,274) $         (6) $    (61,227) $   (471,147) $   (246,436)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UTRS4        WSTR5(5)      WSTR8(5)      USUT1(1)      USUT2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     96,279  $          1  $          1  $         --  $         --
Variable account expenses                                        88,911             7            19            --            22
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   7,368            (6)          (18)           --           (22)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         743,785            87            38            52         2,059
    Cost of investments sold                                    809,003            87            37            51         2,079
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (65,218)           --             1             1           (20)
Distributions from capital gains                                 78,991            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (539,230)           (8)           94             7           365
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (525,457)           (8)           95             8           345
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (518,089) $        (14) $         77  $          8  $        323
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    PSUT1        USUT4(1)      WSUT5(5)      WSUT8(5)      UOCA1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,389  $         --  $          1  $         --  $         --
Variable account expenses                                         1,291             9            36            --             9
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,098            (9)          (35)           --            (9)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,929         8,326           115            18            88
    Cost of investments sold                                      9,758         8,332           118            22            90
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,829)           (6)           (3)           (4)           (2)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (26,186)          215          (279)           --          (143)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (28,015)          209          (282)           (4)         (145)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (26,917) $        200  $       (317) $         (4) $       (154)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOCA2(1)      UOCA3(1)      UOCA4(1)      WOCA5(4)      WOCA8(4)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                           323           123           393             1             1
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (323)         (123)         (393)           (1)           (1)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,398         1,501        46,658           175           136
    Cost of investments sold                                      1,354         1,699        46,644           174           134
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     44          (198)           14             1             2
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                     1,936        (1,234)        1,569             1            --
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,980        (1,432)        1,583             2             2
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,657  $     (1,555) $      1,190  $          1  $          1
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOGS1(1)      UOGS2(1)      WOGS6(2)      UOGS4(1)      WOGS5(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                            29           155           473           129            28
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (29)         (155)         (473)         (129)          (28)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              76         3,253         2,550         8,457        11,462
    Cost of investments sold                                         77         3,420         2,890         8,952        11,636
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)         (167)         (340)         (495)         (174)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (532)       (4,038)      (13,091)       (2,130)         (106)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (533)       (4,205)      (13,431)       (2,625)         (280)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (562) $     (4,360) $    (13,904) $     (2,754) $       (308)
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS8(4)      WOGS2(2)      UOHI1(1)      UOHI2(1)      UOHI3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                             5             2            53           232             1
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (5)           (2)          (53)         (232)           (1)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             135           133         2,908        10,062             1
    Cost of investments sold                                        137           172         2,994        10,227             1
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (2)          (39)          (86)         (165)           --
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (114)           --           388         2,265             5
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (116)          (39)          302         2,100             5
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (121) $        (41) $        249  $      1,868  $          4
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOHI4(1)      UOSM1(1)      UOSM2(1)      UOSM3(1)      UOSM4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                           132            60           254           122           184
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (132)          (60)         (254)         (122)         (184)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           8,674         2,167         2,012           738         1,286
    Cost of investments sold                                      8,647         2,252         2,120           759         1,354
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     27           (85)         (108)          (21)          (68)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                     1,043        (1,469)       (1,371)       (1,411)       (1,934)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,070        (1,554)       (1,479)       (1,432)       (2,002)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        938  $     (1,614) $     (1,733) $     (1,554) $     (2,186)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOSM5(3)      WOSM8(3)      USTB1(1)      USTB2(1)      WSTB6(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                             7             7            52           438         1,215
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)           (7)          (52)         (438)       (1,215)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              34             7        18,377         3,397         8,521
    Cost of investments sold                                         35             7        18,373         3,382         8,558
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)           --             4            15           (37)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       (45)         (185)        1,047         6,195         9,431
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (46)         (185)        1,051         6,210         9,394
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (53) $       (192) $        999  $      5,772  $      8,179
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB4(1)      WSTB5(2)      WSTB8(4)      WSTB2(2)       UGIN1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $      4,549
Variable account expenses                                           582            15             1             2         2,618
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (582)          (15)           (1)           (2)        1,931
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          13,335            15           146           177       110,070
    Cost of investments sold                                     13,146            15           141           171       117,942
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    189            --             5             6        (7,872)
Distributions from capital gains                                     --            --            --            --         1,709
Net change in unrealized appreciation or
  depreciation of investments                                     6,034           228            --            --       (40,127)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,223           228             5             6       (46,290)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,641  $        213  $          4  $          4  $    (44,359)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIN2         PGIN1         UGIN4          EPG         WGIN8(5)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     20,538  $     16,091  $     18,592  $     99,273  $         --
Variable account expenses                                        16,147        14,534        18,682        86,951            --
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,391         1,557           (90)       12,322            --
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         177,930       118,826       329,812       992,426            17
    Cost of investments sold                                    222,543       141,244       398,420     1,303,751            22
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,613)      (22,418)      (68,608)     (311,325)           (5)
Distributions from capital gains                                  7,718         6,047         6,986        37,305            --
Net change in unrealized appreciation or
  depreciation of investments                                  (318,775)     (260,254)     (280,175)   (1,192,262)           --
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (355,670)     (276,625)     (341,797)   (1,466,282)           (5)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (351,279) $   (275,068) $   (341,887) $ (1,453,960) $         (5)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR1(1)      UIGR2(1)       PIGR1        UIGR4(1)        EPL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $     33,739  $         --  $     13,244
Variable account expenses                                            58           666        50,339           983        21,240
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (58)         (666)      (16,600)         (983)       (7,996)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,653        20,834       633,375        14,608       657,182
    Cost of investments sold                                      7,821        21,334       901,518        15,438       863,475
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (168)         (500)     (268,143)         (830)     (206,293)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (727)          858      (548,102)        1,737      (102,127)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (895)          358      (816,245)          907      (308,420)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (953) $       (308) $   (832,845) $        (76) $   (316,416)
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF OPERATIONS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WIGR8(5)       WIGR2        UPRE1(1)      UPRE2(1)      UPRE3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $      3,432  $         --  $         --  $         --
Variable account expenses                                             9         6,644             1            86             2
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (9)       (3,212)           (1)          (86)           (2)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              25       121,629            82           346           196
    Cost of investments sold                                         26       179,690            84           357           240
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)      (58,061)           (2)          (11)          (44)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (150)      (25,244)          (10)       (1,902)           --
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (151)      (83,305)          (12)       (1,913)          (44)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (160) $    (86,517) $        (13) $     (1,999) $        (46)
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UPRE4(1)       UVIS1         UVIS2         UVIS3         UVIS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --  $         --  $         --  $         --  $         --
Variable account expenses                                            17         1,126        13,419         6,451        30,827
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (17)       (1,126)      (13,419)       (6,451)      (30,827)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments
  in mutual funds and portfolios:
    Proceeds from sales                                              98        54,419       269,195       121,221     3,067,999
    Cost of investments sold                                         95        93,048       399,501       175,425     3,566,927
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3       (38,629)     (130,306)      (54,204)     (498,928)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       150       (12,919)     (342,955)     (142,935)     (246,751)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      153       (51,548)     (473,261)     (197,139)     (745,679)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        136  $    (52,674) $   (486,680) $   (203,590) $   (776,506)
===============================================================================================================================

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                       ----------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                                 EPT         WVIS8(5)       WVIS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                       $         --  $         --  $         --
Variable account expenses                                                                     8,680            --         4,230
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                              (8,680)           --        (4,230)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                     134,889            16        43,762
    Cost of investments sold                                                                219,907            21        91,995
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                            (85,018)           (5)      (48,233)
Distributions from capital gains                                                                 --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                                              (147,219)           --       (53,334)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                             (232,237)           (5)     (101,567)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                            $   (240,917) $         (5) $   (105,797)
===============================================================================================================================

(1) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.
(2) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(3) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.
(4) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.
(5) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                               UBND1(2)      UBND2(2)       PBND1        UBND4(2)        ESI
OPERATIONS
Investment income (loss) -- net                            $        622  $      1,639  $      5,913  $      2,584  $    451,572
Net realized gain (loss) on sales of investments                   (229)          (27)         (907)          (88)     (239,959)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       864         2,876         1,394         3,769       248,600
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,257         4,488         6,400         6,265       460,213
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       42,684       170,740       103,102       266,252       115,240
Net transfers(1)                                                 24,710        50,858       (12,143)       49,175      (778,583)
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (2,750)       (2,164)         (308)       (1,027)   (1,597,045)
    Death benefits                                                   --            --            --            --      (190,739)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   64,644       219,434        90,651       314,400    (2,451,127)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --       110,705            --    13,122,338
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     65,901  $    223,922  $    207,756  $    320,665  $ 11,131,424
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --        99,294            --     8,923,249
Contract purchase payments                                       41,768       167,559        91,236       261,460        77,390
Net transfers(1)                                                 24,216        49,754       (11,455)       48,165      (530,376)
Contract terminations:
    Surrender benefits and contract charges                      (2,687)       (2,116)         (293)       (1,014)   (1,069,075)
    Death benefits                                                   --            --            --            --      (128,938)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 63,297       215,197       178,782       308,611     7,272,250
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SBND1         UCMG1         UCMG2         PCMG1         UCMG4
OPERATIONS
Investment income (loss) -- net                            $     59,867  $        946  $      1,516  $     (1,853) $     (9,371)
Net realized gain (loss) on sales of investments                (46,257)           (8)          (35)          (44)          (80)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    14,162             9            36            45            80
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      27,772           947         1,517        (1,852)       (9,371)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,967       134,387       972,206       636,426       340,144
Net transfers(1)                                               (294,594)       23,188      (441,169)     (169,610)     (232,797)
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                    (230,155)       (6,125)     (425,139)     (128,613)     (868,671)
    Death benefits                                                   --            --            --       (52,098)           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (502,782)      151,450       105,898       286,105      (761,324)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,490,663       585,778     2,857,398     2,423,140     4,054,436
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,015,653  $    738,175  $  2,964,813  $  2,707,393  $  3,283,741
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,362,937       554,322     2,828,091     2,250,084     3,857,418
Contract purchase payments                                       19,849       126,978       961,442       591,297       323,747
Net transfers(1)                                               (279,257)       21,920      (436,267)     (157,350)     (224,571)
Contract terminations:
    Surrender benefits and contract charges                    (209,381)       (5,788)     (420,620)     (119,420)     (826,630)
    Death benefits                                                   --            --            --       (48,363)           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                894,148       697,432     2,932,646     2,516,248     3,129,964
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EMS          SCMG1        UDEI1(2)      UDEI2(2)       PDEI1
OPERATIONS
Investment income (loss) -- net                            $    (26,055) $    (67,470) $         24  $        220  $      1,336
Net realized gain (loss) on sales of investments                   (276)         (281)          257           (15)       (6,943)
Distributions from capital gains                                     --            --            --            --         1,528
Net change in unrealized appreciation or
  depreciation of investments                                       277           283           312         5,446       (85,884)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (26,054)      (67,468)          593         5,651       (89,963)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      853,847     1,790,685        19,850       106,973        31,651
Net transfers(1)                                              2,798,540     6,543,806            --        34,659       155,114
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                  (3,346,521)   (6,326,252)          (78)         (943)       (9,183)
    Death benefits                                              (99,291)     (450,699)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  206,575     1,557,540        19,772       140,689       177,582
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,625,240    11,961,867            --            --       344,421
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,805,761  $ 13,451,939  $     20,365  $    146,340  $    432,040
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,408,678    11,399,177            --            --       341,828
Contract purchase payments                                      677,567     1,708,626        26,089       143,578        37,490
Net transfers(1)                                              2,206,965     6,237,644            --        44,461       167,616
Contract terminations:
    Surrender benefits and contract charges                  (2,642,707)   (6,038,708)         (100)       (1,205)      (10,754)
    Death benefits                                              (78,597)     (430,372)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,571,906    12,876,367        25,989       186,834       536,180
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UDEI4(2)       WDEI5         SDEI1         WDEI2         UFIF1
OPERATIONS
Investment income (loss) -- net                            $        439  $        423  $       (514) $        (35) $      6,085
Net realized gain (loss) on sales of investments                 (1,348)      (16,785)      (38,356)         (202)          (24)
Distributions from capital gains                                     --           602         1,519           129         2,958
Net change in unrealized appreciation or
  depreciation of investments                                     8,115       (32,622)      (42,391)       (7,212)        4,430
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,206       (48,382)      (79,742)       (7,320)       13,449
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      199,610        59,282        70,114            --       192,487
Net transfers(1)                                                 35,133        72,944       (80,662)        3,335       519,190
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (117)       (1,980)     (152,005)       (2,062)       (6,663)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  234,626       130,246      (162,553)        1,273       705,014
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --       124,798       396,114        36,955        32,845
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    241,832  $    206,662  $    153,819  $     30,908  $    751,308
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --       114,711       367,200        34,122        29,537
Contract purchase payments                                      264,029        61,403        75,374            --       167,972
Net transfers(1)                                                 45,405        63,894       (95,122)        3,898       453,172
Contract terminations:
    Surrender benefits and contract charges                        (148)       (2,095)     (168,503)       (2,188)       (5,794)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                309,286       237,913       178,949        35,832       644,887
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UFIF2         UFIF3         UFIF4         WFDI5         SFDI1
OPERATIONS
Investment income (loss) -- net                            $     80,827  $     25,234  $     54,822  $      2,479  $      6,051
Net realized gain (loss) on sales of investments                  8,897         1,904         6,762         1,188         4,137
Distributions from capital gains                                 30,633         9,364        24,520         1,151         2,914
Net change in unrealized appreciation or
  depreciation of investments                                    89,931        34,777        72,412         2,801         4,940
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     210,288        71,279       158,516         7,619        18,042
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      974,683       618,784     1,045,587       171,931       100,598
Net transfers(1)                                              2,471,977       469,974     3,876,332        (3,423)      (29,504)
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                    (228,022)      (36,091)     (217,174)      (18,805)     (100,453)
    Death benefits                                              (19,599)           --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,199,039     1,052,667     4,704,745       149,703       (29,359)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,753,766       890,610     1,469,443       129,904       470,489
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,163,093  $  2,014,556  $  6,332,704  $    287,226  $    459,172
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,495,317       798,992     1,320,542       117,173       423,532
Contract purchase payments                                      869,582       549,552       913,089       150,459        87,534
Net transfers(1)                                              2,190,466       412,489     3,406,641        (2,719)      (26,885)
Contract terminations:
    Surrender benefits and contract charges                    (202,527)      (31,695)     (189,227)      (16,668)      (87,280)
    Death benefits                                              (17,070)           --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,335,768     1,729,338     5,451,045       248,245       396,901
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WFDI2        UGRO1(2)      UGRO2(2)      UGRO3(2)      UGRO4(2)
OPERATIONS
Investment income (loss) -- net                            $      8,630  $         --  $         (2) $         --  $         --
Net realized gain (loss) on sales of investments                  1,445           (13)           (1)          (29)          (18)
Distributions from capital gains                                  6,210            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    16,042            (4)          (46)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      32,327           (17)          (49)          (29)          (18)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       41,907            99         7,186           160           100
Net transfers(1)                                                637,757            28            61            --            --
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                     (40,156)          (82)          (82)         (131)          (82)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  639,508            45         7,165            29            18
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 651,237            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,323,072  $         28  $      7,116  $         --  $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          591,918            --            --            --            --
Contract purchase payments                                       37,363           101         8,793           162           101
Net transfers(1)                                                561,602            34            74            --            --
Contract terminations:
    Surrender benefits and contract charges                     (35,584)         (101)         (101)         (162)         (101)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,155,299            34         8,766            --            --
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EVG          SGRO1         UNDM1         UNDM2         PNDM1
OPERATIONS
Investment income (loss) -- net                            $     (1,249) $     (3,341) $       (104) $       (937) $    (21,623)
Net realized gain (loss) on sales of investments                 (5,280)      (46,537)         (464)       (7,846)     (346,667)
Distributions from capital gains                                     --            --            13            79         2,779
Net change in unrealized appreciation or
  depreciation of investments                                   (24,792)      (23,343)       (5,024)      (33,121)     (455,998)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (31,321)      (73,221)       (5,579)      (41,825)     (821,509)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,555         7,111        33,507       227,137       637,543
Net transfers(1)                                                 11,896       (28,833)       12,795       170,038        12,005
Annuity payments                                                     --            --            --            --        (5,743)
Contract terminations:
    Surrender benefits and contract charges                      (5,131)       (9,348)          (87)       (4,429)     (131,661)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,320       (31,070)       46,215       392,746       512,144
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 114,607       285,785        15,213        61,309     3,005,185
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     98,606  $    181,494  $     55,849  $    412,230  $  2,695,820
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          228,411       545,600        20,086        80,914     3,478,255
Contract purchase payments                                       21,430        17,907        54,096       368,230       827,292
Net transfers(1)                                                 31,892       (64,601)       21,294       262,435       (57,721)
Contract terminations:
    Surrender benefits and contract charges                     (12,036)      (22,443)         (118)       (7,276)     (185,235)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                269,697       476,463        95,358       704,303     4,062,591
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UNDM4          EGD          SNDM1         WNDM2        USVA1(2)
OPERATIONS
Investment income (loss) -- net                            $     (1,471) $    (41,131) $    (20,030) $     (4,697) $        (36)
Net realized gain (loss) on sales of investments                 (8,160)     (389,272)     (687,800)     (108,217)          140
Distributions from capital gains                                    133         4,843         2,132           437            54
Net change in unrealized appreciation or
  depreciation of investments                                   (35,734)     (835,351)      129,507        12,018           132
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (45,232)   (1,260,911)     (576,191)     (100,459)          290
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      158,292        98,844       123,975        (3,991)       15,961
Net transfers(1)                                                147,900        19,201      (118,031)     (167,430)           --
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                     (10,100)     (351,159)     (323,036)      (25,212)          (79)
    Death benefits                                                   --       (31,761)      (55,418)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  296,092      (264,875)     (372,510)     (196,633)       15,882
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 145,315     5,370,338     2,139,128       493,837            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    396,175  $  3,844,552  $  1,190,427  $    196,745  $     16,172
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          193,128     4,236,699     2,896,006       700,758            --
Contract purchase payments                                      261,537        92,519       209,840        (5,747)       20,602
Net transfers(1)                                                241,614       (43,333)     (387,824)     (291,564)           --
Contract terminations:
    Surrender benefits and contract charges                     (13,628)     (320,023)     (535,493)      (40,071)         (101)
    Death benefits                                                   --       (27,556)      (85,870)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                682,651     3,938,306     2,096,659       363,376        20,501
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USVA2(2)      WSVA6(3)      USVA4(2)      WSVA5(3)      WSVA8(4)
OPERATIONS
Investment income (loss) -- net                            $        (77) $       (108) $        (42) $        (77) $         (2)
Net realized gain (loss) on sales of investments                   (422)       (1,885)         (128)          (18)           (2)
Distributions from capital gains                                    187            84           103            91            13
Net change in unrealized appreciation or
  depreciation of investments                                     1,468        (1,673)        1,188          (908)          (27)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,156        (3,582)        1,121          (912)          (18)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       49,530        10,597        25,485        24,984         3,214
Net transfers(1)                                                  2,163        14,944         8,745         3,420             5
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (352)         (172)          (89)         (168)         (137)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   51,341        25,369        34,141        28,236         3,082
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     52,497  $     21,787  $     35,262  $     27,324  $      3,064
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                       64,272        13,967        33,463        30,481         3,340
Net transfers(1)                                                  2,745        13,799        11,427         4,316             5
Contract terminations:
    Surrender benefits and contract charges                        (445)         (219)         (113)         (213)         (144)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 66,572        27,547        44,777        34,584         3,201
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA2(3)       USPF1         USPF2         USPF3         USPF4
OPERATIONS
Investment income (loss) -- net                            $         (2) $        163  $     (1,182) $     (1,938) $     (7,885)
Net realized gain (loss) on sales of investments                    (36)       (3,726)      (73,928)      (70,499)     (100,176)
Distributions from capital gains                                      1            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        --       (26,419)     (511,274)     (242,845)     (625,838)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (37)      (29,982)     (586,384)     (315,282)     (733,899)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171       117,157       407,598       773,765     1,058,843
Net transfers(1)                                                     --        46,432     1,503,321       512,849     1,508,492
Annuity payments                                                     --            --            --          (670)           --
Contract terminations:
   Surrender benefits and contract charges                         (134)       (2,161)     (129,153)      (34,303)     (112,550)
   Death benefits                                                    --            --            --      (191,203)      (97,489)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       37       161,428     1,781,766     1,060,438     2,357,296
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        89,636     1,251,089       657,208     1,398,381
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --  $    221,082  $  2,446,471  $  1,402,364  $  3,021,778
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --       111,916     1,567,437       816,890     1,756,399
Contract purchase payments                                          171       182,040       565,400     1,134,891     1,404,817
Net transfers(1)                                                     --        68,523     2,063,270       713,289     2,119,432
Contract terminations:
   Surrender benefits and contract charges                         (171)       (2,917)     (200,955)      (55,784)     (158,850)
   Death benefits                                                    --            --            --      (319,470)     (161,628)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --       359,562     3,995,152     2,289,816     4,960,170
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UABA1(2)      UABA2(2)      UABA3(2)      UABA4(2)      WABA5(4)
OPERATIONS
Investment income (loss) -- net                            $       (159) $     (1,321) $       (194) $       (853) $        (22)
Net realized gain (loss) on sales of investments                    725          (327)         (103)         (426)           19
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (320)       (5,381)       (1,278)       (5,464)           49
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         246        (7,029)       (1,575)       (6,743)           46
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       45,107       392,804        50,962       265,320         8,031
Net transfers(1)                                                 40,290       155,237        18,984       135,516         2,274
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                         (76)       (1,853)         (126)       (2,959)         (136)
    Death benefits                                                   --            --          (330)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   85,321       546,188        69,490       397,877        10,169
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     85,567  $    539,159  $     67,915  $    391,134  $     10,215
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                       60,323       510,183        65,544       344,172         8,490
Net transfers(1)                                                 52,695       203,461        24,791       176,604         2,391
Contract terminations:
    Surrender benefits and contract charges                        (101)       (2,366)         (167)       (3,982)         (144)
    Death benefits                                                   --            --          (499)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                112,917       711,278        89,669       516,794        10,737
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WABA8(4)      UAAD1(2)      UAAD2(2)      UAAD3(2)      UAAD4(2)
OPERATIONS
Investment income (loss) -- net                            $         (1) $        (46) $         --  $         (7) $         (4)
Net realized gain (loss) on sales of investments                     --            (3)          (24)          (52)           (1)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        --          (575)           --            59          (104)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (1)         (624)          (24)           --          (109)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          116        19,714           100        19,254        12,767
Net transfers(1)                                                     17         3,754            --         2,129           572
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (115)          (76)          (76)         (121)          (76)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       18        23,392            24        21,262        13,263
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         17  $     22,768  $         --  $     21,262  $     13,154
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                          124        25,427           101        25,769        16,898
Net transfers(1)                                                     18         5,000            --         2,756           761
Contract terminations:
    Surrender benefits and contract charges                        (124)         (101)         (101)         (162)         (101)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     18        30,326            --        28,363        17,558
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WAAD5(5)      WAAD8(5)      UAVA1(2)      UAVA2(2)      UAVA3(2)
OPERATIONS
Investment income (loss) -- net                            $         (1) $         (1) $          5  $         11  $          1
Net realized gain (loss) on sales of investments                     (4)           (3)           (5)           (6)          (29)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        --            --          (142)       (1,019)           (5)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)           (4)         (142)       (1,014)          (33)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          174           135           100        10,795           158
Net transfers(1)                                                     --            --         2,628        13,450            22
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (169)         (131)          (79)          (78)         (125)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5             4         2,649        24,167            55
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --  $         --  $      2,507  $     23,153  $         22
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                          180           140           101        12,867           161
Net transfers(1)                                                     --            --         3,221        17,001            29
Contract terminations:
    Surrender benefits and contract charges                        (180)         (140)         (101)         (101)         (161)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --            --         3,221        29,767            29
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UAVA4(2)      WAVA5(6)      WAVA8(6)       UGIP1         UGIP2
OPERATIONS
Investment income (loss) -- net                            $         --  $         --  $         --  $     (4,315) $    (28,345)
Net realized gain (loss) on sales of investments                     (8)           (5)           (6)      (66,726)     (132,036)
Distributions from capital gains                                     --            --            --        25,556       181,374
Net change in unrealized appreciation or
  depreciation of investments                                       (26)           --            --      (176,991)   (1,496,513)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (34)           (5)           (6)     (222,476)   (1,475,520)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          100            21            22       399,060     2,158,949
Net transfers(1)                                                    428            --            --       230,474     2,087,930
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                         (78)          (16)          (16)      (28,751)     (115,136)
    Death benefits                                                   --            --            --            --       (20,119)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      450             5             6       600,783     4,111,624
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --       617,944     3,468,811
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $        416  $         --  $         --  $    996,251  $  6,104,915
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --       640,320     3,600,756
Contract purchase payments                                          101            21            21       471,769     2,422,276
Net transfers(1)                                                    535            --            --       268,801     2,383,238
Contract terminations:
    Surrender benefits and contract charges                        (101)          (21)          (21)      (39,505)     (140,356)
    Death benefits                                                   --            --            --            --       (24,969)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    535            --            --     1,341,385     8,240,945
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIP3         UGIP4        WGIP5(5)      WGIP8(5)       UPRG1
OPERATIONS
Investment income (loss) -- net                            $    (18,374) $    (53,153) $         (4) $         (3) $     (4,614)
Net realized gain (loss) on sales of investments               (113,008)     (167,787)            3            (4)      (33,298)
Distributions from capital gains                                 92,830       245,099            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (724,984)   (2,013,737)           37           (31)     (138,350)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (763,536)   (1,989,578)           36           (38)     (176,262)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      974,366     2,682,213         2,256           134       154,891
Net transfers(1)                                                722,911     2,969,457            --         1,113           769
Annuity payments                                                   (728)           --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                     (87,965)     (150,734)         (172)         (133)      (14,802)
    Death benefits                                              (39,241)      (15,537)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,569,343     5,485,399         2,084         1,114       140,858
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,074,879     4,531,354            --            --       484,925
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,880,686  $  8,027,175  $      2,120  $      1,076  $    449,521
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,151,801     4,721,969            --            --       740,893
Contract purchase payments                                    1,080,225     2,975,995         2,403           140       299,322
Net transfers(1)                                                811,929     3,424,335            --         1,129        (9,596)
Contract terminations:
    Surrender benefits and contract charges                    (104,111)     (193,129)         (180)         (140)      (27,970)
    Death benefits                                              (41,922)      (22,978)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,897,922    10,906,192         2,223         1,129     1,002,649
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UPRG2         UPRG3         UPRG4          EPP          SPGR1
OPERATIONS
Investment income (loss) -- net                            $    (24,228) $    (14,032) $    (50,132) $    (22,130) $    (58,017)
Net realized gain (loss) on sales of investments               (186,086)     (122,300)     (172,796)     (334,494)   (1,456,601)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (681,360)     (321,239)   (1,246,621)     (303,228)      (85,773)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (891,674)     (457,571)   (1,469,549)     (659,852)   (1,600,391)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      407,760       144,121       794,842        36,239            --
Net transfers(1)                                                325,534        56,723       422,462       (44,232)     (889,872)
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                    (155,866)      (63,099)     (104,788)     (111,298)     (462,816)
    Death benefits                                                   --       (38,474)       (1,762)       (4,348)      (66,829)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  577,428        99,271     1,110,754      (123,639)   (1,419,517)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,307,840     1,267,770     3,781,643     2,021,153     5,227,359
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,993,594  $    909,470  $  3,422,848  $  1,237,662  $  2,207,451
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,530,935     1,944,137     5,808,378     2,573,940     7,466,298
Contract purchase payments                                      725,277       251,813     1,487,117        52,747            --
Net transfers(1)                                                492,299        43,350       623,465      (127,654)   (1,842,077)
Contract terminations:
    Surrender benefits and contract charges                    (289,643)     (127,663)     (209,455)     (179,389)     (879,628)
    Death benefits                                                   --       (69,589)       (3,966)       (8,111)     (113,788)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,458,868     2,042,048     7,705,539     2,311,533     4,630,805
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UTEC1         UTEC2         UTEC3         UTEC4          ETC
OPERATIONS
Investment income (loss) -- net                            $     (1,312) $     (6,209) $     (3,760) $    (12,249) $    (13,523)
Net realized gain (loss) on sales of investments                 (8,851)     (130,785)      (74,599)     (144,052)     (513,023)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (66,039)     (211,155)     (104,528)     (386,642)      (52,248)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (76,202)     (348,149)     (182,887)     (542,943)     (578,794)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        53,705        32,249       135,131        15,753
Net transfers(1)                                                  7,131        70,792       (38,352)        8,563      (260,288)
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (7,605)      (35,032)       (2,906)      (24,918)      (83,605)
    Death benefits                                                   --            --       (11,812)       (7,035)      (15,945)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (474)       89,465       (20,821)      111,741      (344,085)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 186,397       708,874       404,351     1,139,766     1,554,637
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    109,721  $    450,190  $    200,643  $    708,564  $    631,758
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          363,975     1,386,796       792,626     2,236,653     1,958,182
Contract purchase payments                                           --       143,341        76,065       313,395        26,658
Net transfers(1)                                                 25,956        87,723      (151,444)      (30,703)     (432,969)
Contract terminations:
    Surrender benefits and contract charges                     (18,085)      (88,141)       (8,080)      (75,250)     (137,960)
    Death benefits                                                   --            --       (24,716)      (20,769)      (26,887)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                371,846     1,529,719       684,451     2,423,326     1,387,024
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    STEC1        UAGR1(2)      UAGR2(2)      UAGR3(2)      UAGR4(2)
OPERATIONS
Investment income (loss) -- net                            $    (31,338) $        (37) $        (69) $         (1) $       (287)
Net realized gain (loss) on sales of investments             (1,580,064)          (68)            2            (1)           (9)
Distributions from capital gains                                     --             1             1             2             1
Net change in unrealized appreciation or
  depreciation of investments                                   481,361          (302)          504           (10)         (974)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,130,041)         (406)          438           (10)       (1,269)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      376,137         8,115        16,912           160        62,143
Net transfers(1)                                               (558,076)          381        19,690         1,255         3,412
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                    (813,030)          (91)          (91)         (145)          (90)
    Death benefits                                              (62,344)           --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,057,313)        8,405        36,511         1,270        65,465
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,256,312            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,068,958  $      7,999  $     36,949  $      1,260  $     64,196
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,379,528            --            --            --            --
Contract purchase payments                                    1,301,538         8,477        18,787           160        67,220
Net transfers(1)                                             (1,315,541)          441        22,044         1,391         3,801
Contract terminations:
    Surrender benefits and contract charges                  (2,549,766)         (100)         (100)         (160)         (100)
    Death benefits                                             (160,589)           --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,655,170         8,818        40,731         1,391        70,921
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFCO1(2)      UFCO2(2)      UFCO3(2)      UFCO4(2)      WFCO5(5)
OPERATIONS
Investment income (loss) -- net                            $       (301) $     (1,150) $       (169) $       (494) $         (7)
Net realized gain (loss) on sales of investments                   (478)           38            (1)           15            --
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,097)       (4,572)         (478)       (2,110)           42
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,876)       (5,684)         (648)       (2,589)           35
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      138,333       496,439        86,186       276,994           175
Net transfers(1)                                                 46,464       149,197        14,141        66,183         8,076
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (404)       (1,007)         (204)          (87)         (173)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  184,393       644,629       100,123       343,090         8,078
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    180,517  $    638,945  $     99,475  $    340,501  $      8,113
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                      156,310       570,053        99,177       319,009           179
Net transfers(1)                                                 53,097       171,260        16,383        76,083         8,370
Contract terminations:
    Surrender benefits and contract charges                        (465)       (1,177)         (237)         (101)         (179)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                208,942       740,136       115,323       394,991         8,370
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFCO8(5)      UFGR1(2)      UFGR2(2)      UFGR3(2)      UFGR4(2)
OPERATIONS
Investment income (loss) -- net                            $         (1) $        (43) $       (195) $        (27) $       (360)
Net realized gain (loss) on sales of investments                     (1)           (8)           (5)           (5)         (135)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        --          (867)       (2,854)         (786)       (8,272)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (2)         (918)       (3,054)         (818)       (8,767)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          175        13,650        56,989        19,366        85,007
Net transfers(1)                                                     --           723        26,580         4,788         4,258
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (173)          (76)          (76)         (121)          (89)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2        14,297        83,493        24,033        89,176
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --  $     13,379  $     80,439  $     23,215  $     80,409
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                          179        17,050        72,805        24,948       102,501
Net transfers(1)                                                     --           956        35,014         6,330         5,463
Contract terminations:
    Surrender benefits and contract charges                        (179)         (101)         (101)         (162)         (118)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        17,905       107,718        31,116       107,846
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WFGR5(6)      WFGR8(6)      UFMC1(2)      UFMC2(2)       WMDC6
OPERATIONS
Investment income (loss) -- net                            $        (35) $         --  $       (177) $     (1,321) $     (8,323)
Net realized gain (loss) on sales of investments                   (872)           (6)          (50)         (915)      (12,347)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (201)           --           280         2,705      (146,333)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,108)           (6)           53           469      (167,003)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,049            21        66,211       475,166       252,931
Net transfers(1)                                                     --            --        14,437       181,200       734,591
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                         (15)          (15)       (1,107)       (1,378)       (9,607)
    Death benefits                                                   --            --            --            --          (355)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,034             6        79,541       654,988       977,560
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --       555,738
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,926  $         --  $     79,594  $    655,457  $  1,366,295
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --       522,139
Contract purchase payments                                       13,675            21        77,992       558,560       249,600
Net transfers(1)                                                     --            --        17,098       215,714       684,000
Contract terminations:
    Surrender benefits and contract charges                         (21)          (21)       (1,306)       (1,641)       (9,852)
    Death benefits                                                   --            --            --            --          (410)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,654            --        93,784       772,633     1,445,477
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFMC4(2)       WMDC5        WMDC8(6)       WMDC2        UFOV1(2)
OPERATIONS
Investment income (loss) -- net                            $     (1,160) $     (1,505) $        (25) $       (395) $        (40)
Net realized gain (loss) on sales of investments                   (646)       (2,428)           --           191            (4)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,195)      (20,709)           23        (4,282)         (528)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,001)      (24,642)           (2)       (4,486)         (572)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      336,372        73,393        24,451            --        15,237
Net transfers(1)                                                 95,011        87,964             7        35,810         2,766
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (2,762)         (509)          (19)          (38)          (75)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  428,621       160,848        24,439        35,772        17,928
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        99,826            --         8,315            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    425,620  $    236,032  $     24,437  $     39,601  $     17,356
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        93,943            --         7,839            --
Contract purchase payments                                      395,083        72,258        27,402            --        19,463
Net transfers(1)                                                113,150        84,663             8        34,385         3,676
Contract terminations:
    Surrender benefits and contract charges                      (5,701)         (536)          (21)          (42)         (100)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                502,532       250,328        27,389        42,182        23,039
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UFOV2(2)      UFOV3(2)      UFOV4(2)      URES1(2)      URES2(2)
OPERATIONS
Investment income (loss) -- net                            $        (35) $        (33) $        (11) $        (26) $        (56)
Net realized gain (loss) on sales of investments                     --           (12)           (9)          (51)            3
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       (75)         (761)         (266)          324           547
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (110)         (806)         (286)          247           494
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,653         9,787         1,732         9,885         9,434
Net transfers(1)                                                  2,687         2,125         1,315         3,090        22,757
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                         (75)         (120)          (75)          (94)          (94)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,265        11,792         2,972        12,881        32,097
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     15,155  $     10,986  $      2,686  $     13,128  $     32,591
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                       16,676        11,933         1,925        10,933        10,110
Net transfers(1)                                                  3,554         2,833         1,748         3,215        24,889
Contract terminations:
    Surrender benefits and contract charges                        (100)         (160)         (100)         (100)         (101)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,130        14,606         3,573        14,048        34,898
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WRES6        URES4(2)        ERE          SRES1         WRES2
OPERATIONS
Investment income (loss) -- net                            $     16,072  $        (13) $      7,512  $     20,352  $        (91)
Net realized gain (loss) on sales of investments                  2,843             1          (131)      (31,066)           17
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (37,855)           80       (18,391)      (86,070)          404
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (18,940)           68       (11,010)      (96,784)          330
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      271,565         2,005        71,924        61,831         6,840
Net transfers(1)                                                527,788         5,204       285,762       806,851        51,758
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                     (18,789)          (94)      (34,903)     (350,888)          (50)
    Death benefits                                                   --            --       (17,724)      (20,578)           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  780,564         7,115       305,059       497,216        58,548
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 694,955            --       433,717       958,744        13,879
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,456,579  $      7,183  $    727,766  $  1,359,176  $     72,757
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          488,420            --       325,305       684,807        11,085
Contract purchase payments                                      188,260         2,124        51,754        42,054         5,594
Net transfers(1)                                                351,829         5,682       203,060       495,914        41,226
Contract terminations:
    Surrender benefits and contract charges                     (13,067)         (100)      (25,006)     (242,227)          (41)
    Death benefits                                                   --            --       (13,262)      (14,036)           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,015,442         7,706       541,851       966,512        57,864
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      USMC1         USMC2         PSMC1         USMC4         WSMC5
OPERATIONS
Investment income (loss) -- net                            $     (2,049) $    (15,873) $    (31,124) $    (33,347) $     (4,077)
Net realized gain (loss) on sales of investments                 (6,529)      (58,673)     (107,238)     (516,973)      (43,588)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (72,966)     (571,645)   (1,009,866)     (796,517)      (96,453)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (81,544)     (646,191)   (1,148,228)   (1,346,837)     (144,118)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      130,742       686,045       709,490       698,860        49,329
Net transfers(1)                                                 68,506       559,096       939,236      (104,697)       82,845
Annuity payments                                                     --            --        (1,452)           --            --
Contract terminations:
    Surrender benefits and contract charges                      (3,488)      (64,452)      (85,480)     (169,659)       (2,096)
    Death benefits                                                   --            --       (36,964)           --        (7,858)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  195,760     1,180,689     1,524,830       424,504       122,220
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 235,418     1,630,211     2,884,175     3,513,959       366,045
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    349,634  $  2,164,709  $  3,260,777  $  2,591,626  $    344,147
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          311,929     2,164,774     2,844,121     4,682,976       723,446
Contract purchase payments                                      233,409     1,104,253       808,706     1,115,527       111,709
Net transfers(1)                                                116,838       909,365     1,079,907      (585,035)      159,005
Contract terminations:
    Surrender benefits and contract charges                      (5,934)     (104,433)     (117,740)     (304,605)       (5,560)
    Death benefits                                                   --            --       (40,808)           --       (21,401)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                656,242     4,073,959     4,574,186     4,908,863       967,199
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSMC8(6)       WSMC2        UVAS1(2)      UVAS2(2)       PVAS1
OPERATIONS
Investment income (loss) -- net                            $         --  $     (2,068) $        (24) $       (284) $       (185)
Net realized gain (loss) on sales of investments                     (5)      (35,361)            6          (639)         (452)
Distributions from capital gains                                     --            --             1             1           366
Net change in unrealized appreciation or
  depreciation of investments                                        --       (15,408)          201         2,055        (2,315)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (5)      (52,837)          184         1,133        (2,586)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           21         1,870         4,194        64,119        31,417
Net transfers(1)                                                     --        18,483        15,181        36,624        29,335
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                         (16)      (11,647)         (353)          (48)         (467)
    Death benefits                                                   --       (13,952)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        5        (5,246)       19,022       100,695        60,285
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --       175,174            --            --         2,916
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --  $    117,091  $     19,206  $    101,828  $     60,615
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --       347,835            --            --         2,015
Contract purchase payments                                           21         6,868         5,279        80,922        23,767
Net transfers(1)                                                     --        51,347        19,176        46,554        21,317
Contract terminations:
    Surrender benefits and contract charges                         (21)      (26,387)         (439)          (60)         (313)
    Death benefits                                                   --       (48,268)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --       331,395        24,016       127,416        46,786
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UVAS4(2)      WVAS5(6)      WVAS8(6)      WVAS2(3)       UMSS1
OPERATIONS
Investment income (loss) -- net                            $       (132) $       (162) $        (73) $        (11) $       (906)
Net realized gain (loss) on sales of investments                   (172)         (804)      (14,162)            1       (16,102)
Distributions from capital gains                                      1           529           999             4         7,174
Net change in unrealized appreciation or
  depreciation of investments                                       457        (2,821)           --            31       (45,624)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         154        (3,258)      (13,236)           25       (55,458)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       21,338        24,182        43,545           171       528,402
Net transfers(1)                                                 27,453        28,081       (30,291)        3,172       242,675
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                         (52)         (546)          (18)         (135)      (24,633)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   48,739        51,717        13,236         3,208       746,444
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --        71,298
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     48,893  $     48,459  $         --  $      3,233  $    762,284
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --        61,488
Contract purchase payments                                       26,232        23,922        39,874           172       483,766
Net transfers(1)                                                 35,133        31,891       (39,853)        4,082       232,460
Contract terminations:
    Surrender benefits and contract charges                         (66)         (632)          (21)         (172)      (24,863)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 61,299        55,181            --         4,082       752,851
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UMSS2         PMSS1         UMSS4          EMU          SMSS1
OPERATIONS
Investment income (loss) -- net                            $     (7,717) $     (5,445) $    (17,851) $     (3,952) $     (2,214)
Net realized gain (loss) on sales of investments                (18,132)      (22,250)      (56,460)      (53,580)     (200,365)
Distributions from capital gains                                 85,962        32,309        94,384        21,939        35,212
Net change in unrealized appreciation or
  depreciation of investments                                  (680,953)     (251,255)     (713,153)     (117,038)      (91,159)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (620,840)     (246,641)     (693,080)     (152,631)     (258,526)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,705,069     1,199,517     2,756,558       220,117       181,458
Net transfers(1)                                              2,277,486     1,338,860     2,783,378       367,398       511,276
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                    (135,217)      (31,289)      (78,543)      (69,009)     (239,302)
    Death benefits                                              (19,498)      (20,934)       (5,777)       (3,193)      (37,229)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,827,840     2,486,154     5,455,616       515,313       416,203
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,529,647       307,457     1,584,855       673,880       593,143
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,736,647  $  2,546,970  $  6,347,391  $  1,036,562  $    750,820
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,321,211       251,581     1,373,613       546,335       472,993
Contract purchase payments                                    2,428,846     1,017,354     2,482,792       188,072       150,076
Net transfers(1)                                              2,077,583     1,171,066     2,550,072       292,629       302,264
Contract terminations:
    Surrender benefits and contract charges                    (128,243)      (29,926)      (74,095)      (57,595)     (202,035)
    Death benefits                                              (18,568)      (16,993)       (5,803)       (3,048)      (32,829)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,680,829     2,393,082     6,326,579       966,393       690,469
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WMSS2         UINT1         UINT2         UINT3         UINT4
OPERATIONS
Investment income (loss) -- net                            $       (727) $      1,265  $      6,586  $      2,196  $     10,097
Net realized gain (loss) on sales of investments                   (138)      (13,624)      (44,377)       (8,311)     (149,746)
Distributions from capital gains                                  1,378            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (11,653)      (53,960)     (253,827)     (120,222)     (268,932)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11,140)      (66,319)     (291,618)     (126,337)     (408,581)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,322       139,939       449,788       176,711       798,508
Net transfers(1)                                                 87,148        13,138       533,775       121,591         5,636
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (242)      (11,301)      (39,939)      (17,796)     (117,449)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   88,228       141,776       943,624       280,506       686,695
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  47,990       274,624       749,772       433,473     1,327,193
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    125,078  $    350,081  $  1,401,778  $    587,642  $  1,605,307
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           41,027       324,353       887,194       514,024     1,576,124
Contract purchase payments                                        1,447       186,207       554,162       220,423       961,450
Net transfers(1)                                                 80,980        16,396       668,731       158,302       (12,961)
Contract terminations:
    Surrender benefits and contract charges                        (227)      (14,160)      (51,528)      (26,375)     (151,774)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                123,227       512,796     2,058,559       866,374     2,372,839
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WINT5(6)      WINT8(6)       UGRS1         UGRS2         UGRS3
OPERATIONS
Investment income (loss) -- net                            $      3,528  $      9,485  $     (2,115) $    (18,858) $     (5,457)
Net realized gain (loss) on sales of investments                (59,609)     (124,459)       (5,687)      (56,490)      (11,201)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,417)      (51,137)      (62,137)     (528,545)     (134,536)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (86,498)     (166,111)      (69,939)     (603,893)     (151,194)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,718         7,250        14,601       416,549        67,992
Net transfers(1)                                                372,022       592,920        45,745       221,564        82,861
Annuity payments                                                     --            --            --            --          (386)
Contract terminations:
    Surrender benefits and contract charges                     (52,974)     (125,213)       (7,433)      (65,861)      (27,228)
    Death benefits                                                   --       (32,755)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  326,766       442,202        52,913       572,252       123,239
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --       229,711     1,610,448       468,790
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    240,268  $    276,091  $    212,685  $  1,578,807  $    440,835
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --       325,776     2,287,766       662,411
Contract purchase payments                                        7,301         8,093        24,066       647,842       108,995
Net transfers(1)                                                338,342       494,622        84,547       314,047       151,596
Contract terminations:
    Surrender benefits and contract charges                     (59,162)     (138,995)      (12,921)     (112,612)      (48,067)
    Death benefits                                                   --       (33,563)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                286,481       330,157       421,468     3,137,043       874,935
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      UGRS4         UNDS1         UNDS2         PSND1         UNDS4
OPERATIONS
Investment income (loss) -- net                            $    (19,378) $       (985) $     (3,764) $     (3,170) $     (7,101)
Net realized gain (loss) on sales of investments                (58,795)       (3,088)      (17,139)      (14,770)      (44,182)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (425,640)      (34,952)     (118,154)      (88,069)     (173,855)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (503,813)      (39,025)     (139,057)     (106,009)     (225,138)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      361,891        20,516       138,363        86,103       279,223
Net transfers(1)                                                251,962        21,897        74,889        42,155        69,711
Annuity payments                                                     --            --            --          (429)           --
Contract terminations:
    Surrender benefits and contract charges                     (31,165)       (6,415)      (11,035)       (5,357)      (24,876)
    Death benefits                                              (14,442)           --            --       (14,548)           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  568,246        35,998       202,217       107,924       324,058
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,351,667       108,643       299,578       258,449       428,041
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,416,100  $    105,616  $    362,738  $    260,364  $    526,961
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,927,955       114,771       316,914       293,016       454,426
Contract purchase payments                                      592,417        30,429       180,119       119,137       335,279
Net transfers(1)                                                396,263        29,525        87,603        55,066        78,681
Contract terminations:
    Surrender benefits and contract charges                     (54,966)       (9,496)      (15,737)       (7,726)      (36,574)
    Death benefits                                              (29,572)           --            --       (18,183)           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,832,097       165,229       568,899       441,310       831,812
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSND5(6)      WSND8(6)       UTRS1         UTRS2         PSTR1
OPERATIONS
Investment income (loss) -- net                            $        (46) $         --  $      4,696  $     21,285  $      5,329
Net realized gain (loss) on sales of investments                    (27)           (6)      (14,769)      (54,955)      (42,737)
Distributions from capital gains                                     --            --        13,568        74,158        37,165
Net change in unrealized appreciation or
  depreciation of investments                                    (1,201)           --       (64,722)     (511,635)     (246,193)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,274)           (6)      (61,227)     (471,147)     (246,436)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,118            21       264,869     2,783,504     1,416,055
Net transfers(1)                                                     --            --       663,963     2,068,268     1,186,243
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                         (16)          (15)      (43,249)     (237,649)     (143,608)
    Death benefits                                                   --            --       (59,370)           --      (292,816)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   16,102             6       826,213     4,614,123     2,165,874
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --       875,489     3,794,238     1,953,153
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     14,828  $         --  $  1,640,475  $  7,937,214  $  3,872,591
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --       792,426     3,439,804     1,861,342
Contract purchase payments                                       20,228            21       256,297     2,564,696     1,362,473
Net transfers(1)                                                     --            --       631,613     1,905,869     1,170,795
Contract terminations:
    Surrender benefits and contract charges                         (21)          (21)      (42,205)     (223,735)     (146,056)
    Death benefits                                                   --            --       (53,466)           --      (299,941)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 20,207            --     1,584,665     7,686,634     3,948,613
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UTRS4        WSTR5(6)      WSTR8(6)      USUT1(2)      USUT2(2)
OPERATIONS
Investment income (loss) -- net                            $      7,368  $         (6) $        (18) $         --  $        (22)
Net realized gain (loss) on sales of investments                (65,218)           --             1             1           (20)
Distributions from capital gains                                 78,991            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (539,230)           (8)           94             7           365
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (518,089)          (14)           77             8           323
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,039,699        10,151         5,074            60            60
Net transfers(1)                                              2,676,393            --            --           313        19,467
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                    (166,346)          (20)          (19)          (52)          (52)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,549,746        10,131         5,055           321        19,475
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,838,689            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  8,870,346  $     10,117  $      5,132  $        329  $     19,798
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,493,459            --            --            --            --
Contract purchase payments                                    2,824,389        10,933         5,564            60            60
Net transfers(1)                                              2,486,331            --            --           376        22,636
Contract terminations:
    Surrender benefits and contract charges                    (157,956)          (21)          (21)          (60)          (60)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,646,223        10,912         5,543           376        22,636
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    PSUT1        USUT4(2)      WSUT5(6)      WSUT8(6)      UOCA1(2)
OPERATIONS
Investment income (loss) -- net                            $      1,098  $         (9) $        (35) $         --  $         (9)
Net realized gain (loss) on sales of investments                 (1,829)           (6)           (3)           (4)           (2)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (26,186)          215          (279)           --          (143)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (26,917)          200          (317)           (4)         (154)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,006            61         5,032            22         3,109
Net transfers(1)                                                 49,370         4,431            33            --         4,058
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (788)          (52)          (18)          (18)          (79)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   51,588         4,440         5,047             4         7,088
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  94,753            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    119,424  $      4,640  $      4,730  $         --  $      6,934
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          126,281            --            --            --            --
Contract purchase payments                                        4,710            60         5,538            21         3,965
Net transfers(1)                                                 79,495         5,315            40            --         4,976
Contract terminations:
    Surrender benefits and contract charges                      (1,401)          (60)          (21)          (21)         (101)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                209,085         5,315         5,557            --         8,840
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOCA2(2)      UOCA3(2)      UOCA4(2)      WOCA5(5)      WOCA8(5)
OPERATIONS
Investment income (loss) -- net                            $       (323) $       (123) $       (393) $         (1) $         (1)
Net realized gain (loss) on sales of investments                     44          (198)           14             1             2
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                     1,936        (1,234)        1,569             1            --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,657        (1,555)        1,190             1             1
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       84,838        20,481        55,893           172           134
Net transfers(1)                                                 25,781        11,584        70,604            43            --
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (1,610)         (126)         (315)         (174)         (135)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  109,009        31,939       126,182            41            (1)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    110,666  $     30,384  $    127,372  $         42  $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                      110,706        24,700        72,682           181           141
Net transfers(1)                                                 32,503        14,264        90,528            43            --
Contract terminations:
    Surrender benefits and contract charges                      (2,008)         (162)         (395)         (181)         (141)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                141,201        38,802       162,815            43            --
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOGS1(2)      UOGS2(2)      WOGS6(3)      UOGS4(2)      WOGS5(3)
OPERATIONS
Investment income (loss) -- net                            $        (29) $       (155) $       (473) $       (129) $        (28)
Net realized gain (loss) on sales of investments                     (1)         (167)         (340)         (495)         (174)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (532)       (4,038)      (13,091)       (2,130)         (106)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (562)       (4,360)      (13,904)       (2,754)         (308)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,213        63,562         4,371        38,587           214
Net transfers(1)                                                    444        35,462       158,939         7,200         9,573
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                         (46)          (46)       (2,588)          (66)         (164)
    Death benefits                                                   --            --          (173)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,611        98,978       160,549        45,721         9,623
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     19,049  $     94,618  $    146,645  $     42,967  $      9,315
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                       24,307        78,142         5,605        47,014           214
Net transfers(1)                                                    570        45,232       187,541         9,169        12,062
Contract terminations:
    Surrender benefits and contract charges                         (61)          (61)       (3,207)          (85)         (214)
    Death benefits                                                   --            --          (237)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 24,816       123,313       189,702        56,098        12,062
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS8(5)      WOGS2(3)      UOHI1(2)      UOHI2(2)      UOHI3(2)
OPERATIONS
Investment income (loss) -- net                            $         (5) $         (2) $        (53) $       (232) $         (1)
Net realized gain (loss) on sales of investments                     (2)          (39)          (86)         (165)           --
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (114)           --           388         2,265             5
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (121)          (41)          249         1,868             4
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,204           172        10,538       108,120         3,999
Net transfers(1)                                                     --            --         6,947        21,049           355
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (129)         (131)          (96)         (277)         (153)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,075            41        17,389       128,892         4,201
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      7,954  $         --  $     17,638  $    130,760  $      4,205
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                        8,737           171        11,091       113,966         4,163
Net transfers(1)                                                     --            --         7,373        22,541           381
Contract terminations:
    Surrender benefits and contract charges                        (140)         (171)         (100)         (288)         (160)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,597            --        18,364       136,219         4,384
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UOHI4(2)      UOSM1(2)      UOSM2(2)      UOSM3(2)      UOSM4(2)
OPERATIONS
Investment income (loss) -- net                            $       (132) $        (60) $       (254) $       (122) $       (184)
Net realized gain (loss) on sales of investments                     27           (85)         (108)          (21)          (68)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                     1,043        (1,469)       (1,371)       (1,411)       (1,934)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         938        (1,614)       (1,733)       (1,554)       (2,186)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       63,929        27,585       103,407        48,156        47,010
Net transfers(1)                                                  7,932           407        57,082         5,193        23,938
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (103)          (80)         (503)         (129)          (89)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   71,758        27,912       159,986        53,220        70,859
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     72,696  $     26,298  $    158,253  $     51,666  $     68,673
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                       67,450        32,457       129,268        58,773        56,681
Net transfers(1)                                                  8,506           742        70,650         6,446        30,075
Contract terminations:
    Surrender benefits and contract charges                        (108)         (101)         (619)         (163)         (113)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 75,848        33,098       199,299        65,056        86,643
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOSM5(4)      WOSM8(4)      USTB1(2)      USTB2(2)      WSTB6(3)
OPERATIONS
Investment income (loss) -- net                            $         (7) $         (7) $        (52) $       (438) $     (1,215)
Net realized gain (loss) on sales of investments                     (1)           --             4            15           (37)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       (45)         (185)        1,047         6,195         9,431
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (53)         (192)          999         5,772         8,179
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,149        12,105        27,936        61,871       123,071
Net transfers(1)                                                    340             5        11,778        99,196        89,747
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                          --            --        (1,402)         (229)       (2,200)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,489        12,110        38,312       160,838       210,618
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,436  $     11,918  $     39,311  $    166,610  $    218,797
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --            --
Contract purchase payments                                        3,257        12,524        27,663        62,246       124,232
Net transfers(1)                                                    352             5        11,659        98,895        90,111
Contract terminations:
    Surrender benefits and contract charges                          --            --        (1,375)         (225)       (2,206)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,609        12,529        37,947       160,916       212,137
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   USTB4(2)      WSTB5(3)      WSTB8(5)      WSTB2(3)       UGIN1
OPERATIONS
Investment income (loss) -- net                            $       (582) $        (15) $         (1) $         (2) $      1,931
Net realized gain (loss) on sales of investments                    189            --             5             6        (7,872)
Distributions from capital gains                                     --            --            --            --         1,709
Net change in unrealized appreciation or
  depreciation of investments                                     6,034           228            --            --       (40,127)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,641           213             4             4       (44,359)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      135,873         7,295           141           171        35,088
Net transfers(1)                                                 12,140         3,095            --            --        72,382
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (958)         (220)         (145)         (175)      (10,829)
    Death benefits                                                   --            --            --            --       (36,033)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  147,055        10,170            (4)           (4)       60,608
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --            --            --       284,555
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    152,696  $     10,383  $         --  $         --  $    300,804
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --            --            --       287,498
Contract purchase payments                                      136,548         7,224           140           171        44,905
Net transfers(1)                                                 12,118         3,066            --            --        95,980
Contract terminations:
    Surrender benefits and contract charges                        (958)         (214)         (140)         (171)      (12,275)
    Death benefits                                                   --            --            --            --       (37,289)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                147,708        10,076            --            --       378,819
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    UGIN2         PGIN1         UGIN4          EPG         WGIN8(6)
OPERATIONS
Investment income (loss) -- net                            $      4,391  $      1,557  $        (90) $     12,322  $         --
Net realized gain (loss) on sales of investments                (44,613)      (22,418)      (68,608)     (311,325)           (5)
Distributions from capital gains                                  7,718         6,047         6,986        37,305            --
Net change in unrealized appreciation or
  depreciation of investments                                  (318,775)     (260,254)     (280,175)   (1,192,262)           --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (351,279)     (275,068)     (341,887)   (1,453,960)           (5)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      476,645       259,527       486,540       191,471            22
Net transfers(1)                                                362,060       365,466       285,153      (152,377)           --
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                     (64,035)      (58,797)      (42,460)     (517,009)          (17)
    Death benefits                                                   --        (1,867)           --       (66,793)           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  774,670       564,329       729,233      (544,708)            5
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,152,706       918,483     1,091,044     7,289,538            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,576,097  $  1,207,744  $  1,478,390  $  5,290,870  $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,166,067       963,282     1,108,568     6,280,095            --
Contract purchase payments                                      518,427       276,221       521,827       176,604            21
Net transfers(1)                                                377,691       416,472       300,598      (179,283)           --
Contract terminations:
    Surrender benefits and contract charges                     (71,596)      (71,011)      (51,626)     (504,699)          (21)
    Death benefits                                                   --        (1,940)           --       (66,372)           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,990,589     1,583,024     1,879,367     5,706,345            --
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UIGR1(2)      UIGR2(2)       PIGR1        UIGR4(2)        EPL
OPERATIONS
Investment income (loss) -- net                            $        (58)     $ (666)   $    (16,600) $      (983)  $     (7,996)
Net realized gain (loss) on sales of investments                   (168)         (500)     (268,143)         (830)     (206,293)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (727)          858      (548,102)        1,737      (102,127)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (953)         (308)     (832,845)          (76)     (316,416)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       27,086       278,624       493,290       364,747       147,834
Net transfers(1)                                                    156        69,887      (151,461)       67,101        62,726
Annuity payments                                                     --            --        (1,800)           --            --
Contract terminations:
    Surrender benefits and contract charges                         (47)       (1,503)     (102,187)          (72)     (107,087)
    Death benefits                                                   --            --       (12,196)           --       (37,057)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   27,195       347,008       225,646       431,776        66,416
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --     4,269,371            --     1,651,442
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     26,242  $    346,700  $  3,662,172  $    431,700  $  1,401,442
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --     4,730,889            --     1,775,441
Contract purchase payments                                       32,921       350,351       612,600       458,849       177,170
Net transfers(1)                                                    105        87,378      (200,488)       84,788        73,923
Contract terminations:
    Surrender benefits and contract charges                         (60)       (1,919)     (132,342)          (92)     (125,002)
    Death benefits                                                   --            --       (16,573)           --       (45,623)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 32,966       435,810     4,994,086       543,545     1,855,909
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WIGR8(6)       WIGR2        UPRE1(2)      UPRE2(2)      UPRE3(2)
OPERATIONS
Investment income (loss) -- net                            $         (9) $     (3,212) $         (1) $        (86) $         (2)
Net realized gain (loss) on sales of investments                     (1)      (58,061)           (2)          (11)          (44)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (150)      (25,244)          (10)       (1,902)           --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (160)      (86,517)          (13)       (1,999)          (46)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,870            --           100        43,626           240
Net transfers(1)                                                     17        12,227           430         5,055            --
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                         (18)      (19,251)          (81)         (266)         (194)
    Death benefits                                                   --       (18,305)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,869       (25,329)          449        48,415            46
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --       427,111            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      5,709  $    315,265  $        436  $     46,416  $         --
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --       729,923            --            --            --
Contract purchase payments                                        6,746            --           101        51,653           242
Net transfers(1)                                                     20        14,455           540         6,166            --
Contract terminations:
    Surrender benefits and contract charges                         (21)      (36,485)         (101)         (328)         (242)
    Death benefits                                                   --       (42,386)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  6,745       665,507           540        57,491            --
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   UPRE4(2)       UVIS1         UVIS2         UVIS3         UVIS4
OPERATIONS
Investment income (loss) -- net                            $        (17) $     (1,126) $    (13,419) $     (6,451) $    (30,827)
Net realized gain (loss) on sales of investments                      3       (38,629)     (130,306)      (54,204)     (498,928)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       150       (12,919)     (342,955)     (142,935)     (246,751)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         136       (52,674)     (486,680)     (203,590)     (776,506)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          208         1,537       106,129        13,955       200,723
Net transfers(1)                                                  5,114       (33,884)       58,215        24,245    (2,245,234)
Annuity payments                                                     --            --            --          (172)           --
Contract terminations:
    Surrender benefits and contract charges                         (81)       (7,353)      (55,142)      (18,965)      (43,308)
    Death benefits                                                   --            --            --       (11,459)           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,241       (39,700)      109,202         7,604    (2,087,819)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --       160,093     1,403,394       618,023     4,259,889
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      5,377  $     67,719  $  1,025,916  $    422,037  $  1,395,564
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --       264,816     2,325,424     1,023,651     7,085,506
Contract purchase payments                                          235         3,652       197,245        26,859       402,751
Net transfers(1)                                                  6,536       (89,520)       69,276        24,616    (4,006,126)
Contract terminations:
    Surrender benefits and contract charges                        (101)      (15,938)     (115,554)      (34,773)      (91,425)
    Death benefits                                                   --            --            --       (20,204)           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  6,670       163,010     2,476,391     1,020,149     3,390,706
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                       ----------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                                 EPT         WVIS8(6)       WVIS2
OPERATIONS
Investment income (loss) -- net                                                        $     (8,680) $         --  $     (4,230)
Net realized gain (loss) on sales of investments                                            (85,018)           (5)      (48,233)
Distributions from capital gains                                                                 --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                                              (147,219)           --       (53,334)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                (240,917)           (5)     (105,797)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                   51,041            21            --
Net transfers(1)                                                                             69,514            --        19,249
Annuity payments                                                                                 --            --            --
Contract terminations:
    Surrender benefits and contract charges                                                 (32,588)          (16)      (22,916)
    Death benefits                                                                           (6,172)           --       (12,144)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                               81,795             5       (15,811)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                             716,724            --       320,856
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                              $    557,602  $         --  $    199,248
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                      781,502            --       668,133
Contract purchase payments                                                                   66,697            21            --
Net transfers(1)                                                                             91,652            --        43,518
Contract terminations:
    Surrender benefits and contract charges                                                 (42,417)          (21)      (62,850)
    Death benefits                                                                           (9,205)           --       (41,062)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                            888,229            --       607,739
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.
(2) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.
(3) For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(4) For the period July 31, 2002 (commencement of operations) to Dec. 31, 2002.
(5) For the period Aug. 30, 2002 (commencement of operations) to Dec. 31, 2002.
(6) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  PBND1          ESI          SBND1         UCMG1         UCMG2
OPERATIONS
Investment income (loss) -- net                            $      4,669  $    682,185  $     92,648  $      6,363  $     23,105
Net realized gain (loss) on sale of investments                     269      (129,959)        2,125             2            (5)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       398       249,511       (12,724)          (17)          (73)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,336       801,737        82,049         6,348        23,027
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --       392,694        45,721        72,505       414,634
Net transfers(1)                                                 21,723       135,621       751,120       451,974     2,441,327
Annuity payments                                                     --        (1,075)           --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (1,903)   (1,253,230)      (98,267)           (1)      (21,590)
    Death benefits                                                   --      (110,742)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            19,820      (836,732)      698,574       524,478     2,834,371
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  85,549    13,157,333       710,040        54,952            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    110,705  $ 13,122,338  $  1,490,663  $    585,778  $  2,857,398
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           81,583     9,498,099       687,876        53,407            --
Contract purchase payments                                           --       276,188        42,929        68,993       416,079
Net transfers(1)                                                 19,467        98,081       723,511       431,923     2,433,405
Contract terminations:
    Surrender benefits and contract charges                      (1,756)     (872,057)      (91,379)           (1)      (21,393)
    Death benefits                                                   --       (77,062)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 99,294     8,923,249     1,362,937       554,322     2,828,091
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PCMG1         UCMG4          EMS          SCMG1         PDEI1
OPERATIONS
Investment income (loss) -- net                            $     13,308  $     33,757  $    220,673  $    296,353  $       (487)
Net realized gain (loss) on sale of investments                      (1)            2        (1,096)           49        30,923
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       (59)         (106)          605          (576)          870
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,248        33,653       220,182       295,826        31,306
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      538,610       858,103     2,036,753     2,282,409       139,247
Net transfers(1)                                              1,985,789     2,622,121     5,157,424       449,362       407,388
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                     (22,079)      (94,490)   (2,250,927)   (2,502,884)     (477,380)
    Death benefits                                              (92,794)           --            --      (396,463)           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         2,409,526     3,385,734     4,943,250      (167,576)       69,255
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     366       635,049     5,461,808    11,833,617       243,860
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,423,140  $  4,054,436  $ 10,625,240  $ 11,961,867  $    344,421
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              350       618,285     4,421,199    11,510,757       244,084
Contract purchase payments                                      503,480       820,668     1,634,378     2,233,625       142,415
Net transfers(1)                                              1,854,182     2,508,422     4,127,361       460,986       406,604
Contract terminations:
    Surrender benefits and contract charges                     (20,569)      (89,957)   (1,774,260)   (2,394,165)     (451,275)
    Death benefits                                              (87,359)           --            --      (412,026)           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,250,084     3,857,418     8,408,678    11,399,177       341,828
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WDEI5         SDEI1         WDEI2         UFIF1         UFIF2
OPERATIONS
Investment income (loss) -- net                            $        (41) $       (659) $        (59) $        515  $     29,600
Net realized gain (loss) on sale of investments                    (184)      (49,930)           27           217           189
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                     1,747         4,363         1,811           (36)       (3,138)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,522       (46,226)        1,779           696        26,651
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,207            --        22,454        15,698     2,012,813
Net transfers(1)                                                 85,446       413,382        10,324        16,452       721,934
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (316)      (18,000)         (770)           (1)      (33,345)
    Death benefits                                                   --        (8,733)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           115,337       386,649        32,008        32,149     2,701,402
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,939        55,691         3,168            --        25,713
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    124,798  $    396,114  $     36,955  $     32,845  $  2,753,766
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,350        51,889         2,939            --        24,512
Contract purchase payments                                       28,086            --        22,614        14,456     1,843,436
Net transfers(1)                                                 79,571       340,376         9,288        15,082       657,659
Contract terminations:
    Surrender benefits and contract charges                        (296)      (16,402)         (719)           (1)      (30,290)
    Death benefits                                                   --        (8,663)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                114,711       367,200        34,122        29,537     2,495,317
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UFIF3         UFIF4         WFDI5         SFDI1         WFDI2
OPERATIONS
Investment income (loss) -- net                            $     10,110  $     18,650  $      2,151  $      7,462  $     15,261
Net realized gain (loss) on sale of investments                     177           286            59         1,120           803
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (258)         (258)          (39)         (668)        5,156
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      10,029        18,678         2,171         7,914        21,220
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      562,396       763,512        86,403        70,261        86,332
Net transfers(1)                                                304,914       680,896           184       389,493       215,719
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (2,355)      (29,266)         (346)      (23,014)      (19,988)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           864,955     1,415,142        86,241       436,740       282,063
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,626        35,623        41,492        25,835       347,954
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    890,610  $  1,469,443  $    129,904  $    470,489  $    651,237
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,725        33,594        39,245        24,341       330,870
Contract purchase payments                                      508,795       693,532        78,011        64,667        78,875
Net transfers(1)                                                277,596       619,878           229       355,333       200,348
Contract terminations:
    Surrender benefits and contract charges                      (2,124)      (26,462)         (312)      (20,809)      (18,175)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                798,992     1,320,542       117,173       423,532       591,918
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EVG          SGRO1         UNDM1         UNDM2         PNDM1
OPERATIONS
Investment income (loss) -- net                            $     (3,076) $     (5,368) $        (39) $        (85) $    (26,453)
Net realized gain (loss) on sale of investments                (103,765)      (58,019)          (39)          (58)     (102,902)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (24,198)      (76,898)         (193)        1,623      (331,473)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (131,039)     (140,285)         (271)        1,480      (460,828)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       23,925         4,107         9,189           713       607,529
Net transfers(1)                                                 80,977        19,831         6,296        59,116     1,266,355
Annuity payments                                                     --            --            --            --        (7,793)
Contract terminations:
   Surrender benefits and contract charges                       (6,803)      (24,980)           (1)           --      (459,875)
   Death benefits                                                    --            --            --            --        (9,657)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            98,099        (1,042)       15,484        59,829     1,396,559
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 147,547       427,112            --            --     2,069,454
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    114,607  $    285,785  $     15,213  $     61,309  $  3,005,185
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          200,212       554,033            --            --     1,936,840
Contract purchase payments                                       35,989         5,105        11,414           899       687,507
Net transfers(1)                                                  4,503        27,569         8,673        80,015     1,355,496
Contract terminations:
   Surrender benefits and contract charges                      (12,293)      (41,107)           (1)           --      (490,439)
   Death benefits                                                    --            --            --            --       (11,149)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                228,411       545,600        20,086        80,914     3,478,255
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UNDM4          EGD          SNDM1         WNDM2         USPF1
OPERATIONS
Investment income (loss) -- net                            $       (967) $    (60,329) $    (25,952) $     (6,364) $         58
Net realized gain (loss) on sale of investments                  (1,441)     (126,943)     (127,964)       (3,487)       (5,643)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    (9,092)     (844,510)     (245,647)      (79,605)          340
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11,500)   (1,031,782)     (399,563)      (89,456)       (5,245)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       43,573       412,497       182,483        70,399        10,507
Net transfers(1)                                                 87,563       641,651       220,415       104,692        80,044
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (3,880)     (362,349)      (88,535)       (7,533)       (2,364)
    Death benefits                                                   --       (25,717)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           127,256       666,082       314,363       167,558        88,187
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  29,559     5,736,038     2,224,328       415,735         6,694
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    145,315  $  5,370,338  $  2,139,128  $    493,837  $     89,636
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           32,247     3,716,997     2,468,296       483,327         7,249
Contract purchase payments                                       49,438       308,358       224,502        98,231        12,134
Net transfers(1)                                                111,546       509,304       323,253       128,490        95,975
Contract terminations:
    Surrender benefits and contract charges                        (103)     (277,964)     (120,045)       (9,290)       (3,442)
    Death benefits                                                   --       (19,996)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                193,128     4,236,699     2,896,006       700,758       111,916
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      USPF2         USPF3         USPF4         UGIP1         UGIP2
OPERATIONS
Investment income (loss) -- net                            $        270  $       (658) $     (1,308) $     (1,420) $     (8,974)
Net realized gain (loss) on sale of investments                  (2,131)       (5,048)       (6,103)       (4,711)       (3,706)
Distributions from capital gains                                     --            --            --        11,803        31,868
Net change in unrealized appreciation or
  depreciation of investments                                    22,236        (7,750)        6,924       (19,696)       (3,692)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      20,375       (13,456)         (487)      (14,024)       15,496
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      713,311       250,773       475,622       123,556     1,747,537
Net transfers(1)                                                516,221       391,348       827,156       490,750     1,660,648
Annuity payments                                                     --          (617)           --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (1,031)       (1,909)       (5,239)      (12,406)      (17,918)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,228,501       639,595     1,297,539       601,900     3,390,267
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,213        31,069       101,329        30,068        63,048
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,251,089  $    657,208  $  1,398,381  $    617,944  $  3,468,811
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,398        33,691       109,935        30,898        64,843
Contract purchase payments                                      911,484       305,222       617,740       123,116     1,838,249
Net transfers(1)                                                655,013       488,451     1,034,977       499,688     1,716,320
Contract terminations:
    Surrender benefits and contract charges                      (1,458)      (10,474)       (6,253)      (13,382)      (18,656)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,567,437       816,890     1,756,399       640,320     3,600,756
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIP3         UGIP4         UPRG1         UPRG2         UPRG3
OPERATIONS
Investment income (loss) -- net                            $     (7,370) $    (17,462) $     (2,639) $    (15,296) $     (9,623)
Net realized gain (loss) on sale of investments                   4,400         1,181       (10,945)      (56,289)      (27,273)
Distributions from capital gains                                 30,507        63,243        12,516        78,187        39,199
Net change in unrealized appreciation or
  depreciation of investments                                   (45,536)      (80,924)      (30,139)     (225,949)     (114,420)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (17,999)      (33,962)      (31,207)     (219,347)     (112,117)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      458,299     1,719,362       183,888     1,008,847       157,855
Net transfers(1)                                              1,442,849     2,582,443       307,876     1,212,475       895,426
Annuity payments                                                   (662)           --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (5,498)      (19,704)      (13,189)      (44,283)       (4,991)
    Death benefits                                               (9,495)           --            --            --        (8,714)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,885,493     4,282,101       478,575     2,177,039     1,039,576
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 207,385       283,215        37,557       350,148       340,311
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,074,879  $  4,531,354  $    484,925  $  2,307,840  $  1,267,770
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          213,427       291,617        47,151       437,601       425,680
Contract purchase payments                                      466,484     1,764,737       261,198     1,439,428       235,669
Net transfers(1)                                              1,494,953     2,684,016       453,760     1,721,277     1,303,540
Contract terminations:
    Surrender benefits and contract charges                     (12,933)      (18,401)      (21,216)      (67,371)       (7,238)
    Death benefits                                              (10,130)           --            --            --       (13,514)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,151,801     4,721,969       740,893     3,530,935     1,944,137
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UPRG4          EPP          SPGR1         UTEC1         UTEC2
OPERATIONS
Investment income (loss) -- net                            $    (28,785) $    (35,801) $   (100,750) $     (1,202) $     (5,216)
Net realized gain (loss) on sale of investments                 (45,857)     (654,703)   (1,577,020)      (11,254)      (19,539)
Distributions from capital gains                                107,952       163,708       379,405         9,092        43,864
Net change in unrealized appreciation or
  depreciation of investments                                  (322,924)     (183,026)     (431,950)      (23,626)     (117,149)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (289,614)     (709,822)   (1,730,315)      (26,990)      (98,040)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,263,458       238,420            --       121,241       225,007
Net transfers(1)                                              2,294,705      (588,767)     (480,453)       63,114       449,913
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                     (45,827)     (108,515)     (446,490)       (1,565)      (17,863)
    Death benefits                                                   --       (57,462)     (127,781)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         3,512,336      (516,324)   (1,054,724)      182,790       657,057
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 558,921     3,247,299     8,012,398        30,597       149,857
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,781,643  $  2,021,153  $  5,227,359  $    186,397  $    708,874
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          699,537     3,368,268     9,297,787        44,108       216,059
Contract purchase payments                                    1,827,261       255,607            --       209,427       429,157
Net transfers(1)                                              3,348,164      (858,348)   (1,034,152)      113,615       774,951
Contract terminations:
    Surrender benefits and contract charges                     (66,584)     (126,789)     (617,256)       (3,175)      (33,371)
    Death benefits                                                   --       (64,798)     (180,081)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,808,378     2,573,940     7,466,298       363,975     1,386,796
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    UTEC3         UTEC4          ETC          STEC1        WMDC6(2)
OPERATIONS
Investment income (loss) -- net                            $     (3,881) $    (10,157) $    (26,612) $    (76,550) $     (1,260)
Net realized gain (loss) on sale of investments                 (39,778)      (30,475)     (697,884)   (3,882,157)          (54)
Distributions from capital gains                                 28,351        64,851       166,708       510,506            --
Net change in unrealized appreciation or
  depreciation of investments                                   (73,364)     (210,940)     (181,738)    1,201,985        24,021
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (88,672)     (186,721)     (739,526)   (2,246,216)       22,707
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       37,757       380,454        73,650       327,797       212,955
Net transfers(1)                                                269,095       634,868      (110,570)   (1,098,064)      320,479
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (6,099)       (5,700)      (75,761)     (339,398)         (403)
    Death benefits                                                   --            --       (53,427)      (31,851)           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           300,753     1,009,622      (166,108)   (1,141,516)      533,031
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 192,270       316,865     2,460,271     6,644,044            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    404,351  $  1,139,766  $  1,554,637  $  3,256,312  $    555,738
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          277,449       456,291     2,278,134     9,542,504            --
Contract purchase payments                                       61,650       656,452        65,728       488,395       208,795
Net transfers(1)                                                464,353     1,134,580      (243,259)   (2,960,242)      313,727
Contract terminations:
    Surrender benefits and contract charges                     (10,826)      (10,670)      (85,006)     (636,281)         (383)
    Death benefits                                                   --            --       (57,415)      (54,848)           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                792,626     2,236,653     1,958,182     6,379,528       522,139
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                   WMDC5(2)      WMDC2(2)       WRES6          ERE          SRES1
OPERATIONS
Investment income (loss) -- net                            $       (338) $        (10) $      8,292  $     12,833  $     24,115
Net realized gain (loss) on sale of investments                       5           (17)          536         6,672       (40,498)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                     4,530           276        18,872           615        43,062
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,197           249        27,700        20,120        26,679
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       69,407         4,515       386,274        93,948       364,306
Net transfers(1)                                                 26,222         3,551        90,510        95,493       455,830
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                          --            --        (2,266)      (20,692)     (242,169)
    Death benefits                                                   --            --            --        (8,847)           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            95,629         8,066       474,518       159,902       577,967
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            --       192,737       253,695       354,098
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     99,826  $      8,315  $    694,955  $    433,717  $    958,744
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            --       144,333       202,243       268,500
Contract purchase payments                                       68,115         4,383       279,345        73,976       272,939
Net transfers(1)                                                 25,828         3,456        66,425        71,904       331,156
Contract terminations:
    Surrender benefits and contract charges                          --            --        (1,683)      (15,778)     (187,788)
    Death benefits                                                   --            --            --        (7,040)           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 93,943         7,839       488,420       325,305       684,807
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WRES2         USMC1         USMC2         PSMC1         USMC4
OPERATIONS
Investment income (loss) -- net                            $         78  $       (891) $     (7,034) $    (16,178) $    (17,062)
Net realized gain (loss) on sale of investments                      75       (14,351)       (8,675)      (41,339)      (14,544)
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       471         8,079       (29,021)      (94,204)       41,562
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         624        (7,163)      (44,730)     (151,721)        9,956
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,874        59,080       671,959       916,633       870,195
Net transfers(1)                                                  4,635       138,893       855,294     1,089,825     2,336,944
Annuity payments                                                     --            --            --        (1,996)           --
Contract terminations:
    Surrender benefits and contract charges                        (383)       (1,764)      (20,852)      (12,134)      (16,570)
    Death benefits                                                   --            --       (12,792)       (3,666)           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                            11,126       196,209     1,493,609     1,988,662     3,190,569
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,129        46,372       181,332     1,047,234       313,434
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,879  $    235,418  $  1,630,211  $  2,884,175  $  3,513,959
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,803        51,563       201,750       854,767       349,234
Contract purchase payments                                        5,647        72,243       903,416       929,167     1,153,884
Net transfers(1)                                                  3,945       190,494     1,105,999     1,076,833     3,202,113
Contract terminations:
    Surrender benefits and contract charges                        (310)       (2,371)      (28,896)      (12,748)      (22,255)
    Death benefits                                                   --            --       (17,495)       (3,898)           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 11,085       311,929     2,164,774     2,844,121     4,682,976
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WSMC5         WSMC2         PVAS1         UMSS1         UMSS2
OPERATIONS
Investment income (loss) -- net                            $     (2,156) $     (1,914) $        (12) $        252  $     (1,746)
Net realized gain (loss) on sale of investments                  (4,649)       (8,426)         (199)       (1,148)          169
Distributions from capital gains                                     --            --            60         2,232         7,835
Net change in unrealized appreciation or
  depreciation of investments                                    (6,105)      (17,326)          215           417        30,138
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (12,910)      (27,666)           64         1,753        36,396
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       69,391         2,308         2,501        17,737       937,965
Net transfers(1)                                                165,057        50,236            21        28,942       551,900
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                     (13,464)       (5,639)           (2)           (2)       (4,404)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           220,984        46,905         2,520        46,677     1,485,461
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 157,971       155,935           332        22,868         7,790
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    366,045  $    175,174  $      2,916  $     71,298  $  1,529,647
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          260,417       258,072           258        20,898         7,156
Contract purchase payments                                      139,317         5,314         1,678        15,686       832,710
Net transfers(1)                                                350,692        94,957            80        24,906       485,217
Contract terminations:
    Surrender benefits and contract charges                     (26,980)      (10,508)           (1)           (2)       (3,872)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                723,446       347,835         2,015        61,488     1,321,211
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PMSS1         UMSS4          EMU          SMSS1         WMSS2
OPERATIONS
Investment income (loss) -- net                            $       (201) $       (745) $      3,054  $     13,653  $       (247)
Net realized gain (loss) on sale of investments                  (1,040)       (6,598)       (6,759)     (122,294)          269
Distributions from capital gains                                  3,119        22,901        31,187        93,662            20
Net change in unrealized appreciation or
  depreciation of investments                                      (720)        9,035       (25,983)      (24,654)           70
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,158        24,593         1,499       (39,633)          112
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      125,964       883,909        88,382       277,425        41,223
Net transfers(1)                                                180,043       706,194       423,995       492,762         4,018
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                        (110)      (45,781)      (38,163)     (231,063)         (343)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           305,897     1,544,322       474,214       539,124        44,898
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     402        15,940       198,167        93,652         2,980
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    307,457  $  1,584,855  $    673,880  $    593,143  $     47,990
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              347        14,596       169,587        78,742         2,680
Contract purchase payments                                      102,958       767,737        71,278       214,860        34,906
Net transfers(1)                                                148,365       626,832       336,168       370,604         3,739
Contract terminations:
    Surrender benefits and contract charges                         (89)      (35,552)      (30,698)     (191,213)         (298)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                251,581     1,373,613       546,335       472,993        41,027
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UINT1         UINT2         UINT3         UINT4         UGRS1
OPERATIONS
Investment income (loss) -- net                            $      1,712  $        386  $        (28) $      8,268  $     (1,406)
Net realized gain (loss) on sale of investments                 (19,017)       (6,789)       (3,217)       (2,803)      (28,870)
Distributions from capital gains                                 24,784        28,280        17,493       132,387           434
Net change in unrealized appreciation or
  depreciation of investments                                   (25,423)      (57,680)      (39,171)     (217,635)       (9,657)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (17,944)      (35,803)      (24,923)      (79,783)      (39,499)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       90,371       494,955       336,929       371,861       160,882
Net transfers(1)                                                188,209       307,894        68,793       982,316       108,872
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (8,694)       (5,189)          (94)       (1,242)       (3,784)
    Death benefits                                                   --       (12,085)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           269,886       785,575       405,628     1,352,935       265,970
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  22,682            --        52,768        54,041         3,240
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    274,624  $    749,772  $    433,473  $  1,327,193  $    229,711
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           22,275            --        51,901        53,183         3,418
Contract purchase payments                                      102,202       554,490       383,308       419,291       179,005
Net transfers(1)                                                210,429       353,777        78,926     1,105,199       149,184
Contract terminations:
    Surrender benefits and contract charges                     (10,553)       (6,199)         (111)       (1,549)       (5,831)
    Death benefits                                                   --       (14,874)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                324,353       887,194       514,024     1,576,124       325,776
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGRS2         UGRS3         UGRS4         UNDS1         UNDS2
OPERATIONS
Investment income (loss) -- net                            $     (7,356) $     (2,687) $     (8,214) $       (675) $     (1,699)
Net realized gain (loss) on sale of investments                 (17,525)       (7,797)      (17,271)       (1,157)          (39)
Distributions from capital gains                                  1,840           889         3,054         1,401         3,233
Net change in unrealized appreciation or
  depreciation of investments                                   (35,716)      (21,945)      (75,623)       (1,769)        7,589
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (58,757)      (31,540)      (98,054)       (2,200)        9,084
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,018,839       310,998       754,789        20,765       124,127
Net transfers(1)                                                639,328       121,587       526,797        66,314       160,521
Annuity payments                                                     --          (375)           --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (8,458)       (2,766)       (8,924)       (2,961)         (784)
    Death benefits                                              (47,798)           --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,601,911       429,444     1,272,662        84,118       283,864
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  67,294        70,886       177,059        26,725         6,630
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,610,448  $    468,790  $  1,351,667  $    108,643  $    299,578
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           71,064        74,919       187,253        26,563         6,578
Contract purchase payments                                    1,433,813       429,863     1,028,289        21,207       139,838
Net transfers(1)                                                864,471       166,858       724,843        70,191       171,436
Contract terminations:
    Surrender benefits and contract charges                     (12,347)       (9,229)      (12,430)       (3,190)         (938)
    Death benefits                                              (69,235)           --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,287,766       662,411     1,927,955       114,771       316,914
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PSND1         UNDS4         UTRS1         UTRS2         PSTR1
OPERATIONS
Investment income (loss) -- net                            $     (1,686) $     (3,138) $       (384) $     (2,557) $     (2,845)
Net realized gain (loss) on sale of investments                    (136)         (667)       (2,562)           33        (2,215)
Distributions from capital gains                                  2,532         5,451         4,972        15,799        10,429
Net change in unrealized appreciation or
  depreciation of investments                                       564        (1,840)        3,929        52,353         9,745
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,274          (194)        5,955        65,628        15,114
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      129,065       221,896       216,682     2,588,289     1,070,360
Net transfers(1)                                                 97,859       129,860       624,486     1,063,897       881,412
Annuity payments                                                   (397)           --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                      (1,735)         (384)      (21,914)      (19,356)      (28,231)
    Death benefits                                                   --            --            --            --        (9,792)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           224,792       351,372       819,254     3,632,830     1,913,749
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  32,383        76,863        50,280        95,780        24,290
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    258,449  $    428,041  $    875,489  $  3,794,238  $  1,953,153
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           34,887        76,299        45,091        85,899        22,867
Contract purchase payments                                      147,654       238,430       195,081     2,391,500     1,029,091
Net transfers(1)                                                117,628       140,127       572,590       980,144       846,446
Contract terminations:
    Surrender benefits and contract charges                      (7,153)         (430)      (20,336)      (17,739)      (27,533)
    Death benefits                                                   --            --            --            --        (9,529)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                293,016       454,426       792,426     3,439,804     1,861,342
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UTRS4         PSUT1         UGIN1         UGIN2         PGIN1
OPERATIONS
Investment income (loss) -- net                            $     (7,940) $        894  $     (1,125) $     (3,376) $     (2,305)
Net realized gain (loss) on sale of investments                  (2,097)      (10,839)       (1,378)       (2,194)         (271)
Distributions from capital gains                                 21,410         4,251           193         1,662         2,181
Net change in unrealized appreciation or
  depreciation of investments                                    12,326        (9,882)      (10,903)      (33,781)      (23,691)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      23,699       (15,576)      (13,213)      (37,689)      (24,086)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,922,342        64,791       151,452       607,757       396,851
Net transfers(1)                                              1,800,468        38,662       151,945       567,879       398,967
Annuity payments                                                     --            --            --            --            --
Contract terminations:
    Surrender benefits and contract charges                     (64,768)         (344)       (5,629)      (17,923)       (3,916)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         3,658,042       103,109       297,768     1,157,713       791,902
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 156,948         7,220            --        32,682       150,667
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,838,689  $     94,753  $    284,555  $  1,152,706  $    918,483
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          140,959         7,178            --        30,618       146,043
Contract purchase payments                                    1,754,185        69,927       144,472       591,412       405,472
Net transfers(1)                                              1,654,905        49,583       149,083       561,910       415,841
Contract terminations:
    Surrender benefits and contract charges                     (56,590)         (407)       (6,057)      (17,873)       (4,074)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,493,459       126,281       287,498     1,166,067       963,282
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIN4          EPG          PIGR1          EPL          WIGR2
OPERATIONS
Investment income (loss) -- net                            $     (2,975) $     16,379  $    (35,497) $    (22,711) $     (5,494)
Net realized gain (loss) on sale of investments                  (3,653)     (144,182)      (51,511)     (546,230)       (6,619)
Distributions from capital gains                                  2,539        92,544       356,855       260,377        44,638
Net change in unrealized appreciation or
  depreciation of investments                                   (17,560)     (612,644)   (1,078,665)     (306,534)     (128,927)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (21,649)     (647,903)     (808,818)     (615,098)      (96,402)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      560,131       224,947     1,091,340       247,528        49,298
Net transfers(1)                                                561,642       105,267     1,176,748      (422,501)      106,017
Annuity payments                                                     --            --        (2,347)           --            --
Contract terminations:
    Surrender benefits and contract charges                     (27,456)     (574,474)      (43,016)     (140,195)       (5,728)
    Death benefits                                                   --      (148,921)      (14,376)      (31,188)           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                         1,094,317      (393,181)    2,208,349      (346,356)      149,587
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  18,376     8,330,622     2,869,840     2,612,896       373,926
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,091,044  $  7,289,538  $  4,269,371  $  1,651,442  $    427,111
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           17,240     6,615,802     2,473,705     2,191,500       499,119
Contract purchase payments                                      558,732       182,085     1,136,371       236,938        79,291
Net transfers(1)                                                560,775        82,453     1,181,046      (483,187)      160,903
Contract terminations:
    Surrender benefits and contract charges                     (28,179)     (477,685)      (45,164)     (140,260)       (9,390)
    Death benefits                                                   --      (122,560)      (15,069)      (29,550)           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,108,568     6,280,095     4,730,889     1,775,441       729,923
===============================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UVIS1         UVIS2         UVIS3         UVIS4          EPT
OPERATIONS
Investment income (loss) -- net                            $     (1,125) $     (9,147) $     (4,733) $    (28,647) $     (8,016)
Net realized gain (loss) on sale of investments                  (8,372)      (25,808)      (33,343)      (56,014)      (41,274)
Distributions from capital gains                                  7,197        53,745        32,826       116,449        61,059
Net change in unrealized appreciation or
  depreciation of investments                                   (28,617)     (220,228)     (106,432)     (417,122)     (237,759)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (30,917)     (201,438)     (111,682)     (385,334)     (225,990)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       33,339       654,576        91,009       625,046       151,448
Net transfers(1)                                                129,585       779,028       510,200     3,584,219       245,880
Annuity payments                                                     --            --          (171)           --            --
Contract terminations:
    Surrender benefits and contract charges                      (3,816)      (26,618)      (10,738)      (14,734)      (17,838)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           159,108     1,406,986       590,300     4,194,531       379,490
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  31,902       197,846       139,405       450,692       563,224
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    160,093  $  1,403,394  $    618,023  $  4,259,889  $    716,724
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           34,741       215,577       152,032       487,239       402,506
Contract purchase payments                                       44,467       981,587       120,173       914,880       144,956
Net transfers(1)                                                191,688     1,172,065       770,883     5,705,872       251,913
Contract terminations:
    Surrender benefits and contract charges                      (6,080)      (43,805)      (19,437)      (22,485)      (17,873)
    Death benefits                                                   --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                264,816     2,325,424     1,023,651     7,085,506       781,502
===============================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    SEGREGATED
                                                                                                                      ASSET
                                                                                                                    SUBACCOUNT
                                                                                                                   ------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                                               WVIS2
OPERATIONS
Investment income (loss) -- net                                                                                    $     (4,925)
Net realized gain (loss) on sale of investments                                                                         (20,906)
Distributions from capital gains                                                                                         32,745
Net change in unrealized appreciation or
  depreciation of investments                                                                                          (132,288)
                                                                                                                   ------------
Net increase (decrease) in net assets
  resulting from operations                                                                                            (125,374)
                                                                                                                   ============
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                               42,412
Net transfers(1)                                                                                                        154,715
Annuity payments                                                                                                             --
Contract terminations:
    Surrender benefits and contract charges                                                                             (32,886)
    Death benefits                                                                                                           --
                                                                                                                   ------------
Increase (decrease) from transactions                                                                                   164,241
                                                                                                                   ------------
Net assets at beginning of year                                                                                         281,989
                                                                                                                   ------------
Net assets at end of year                                                                                          $    320,856
                                                                                                                   ============
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                  384,009
Contract purchase payments                                                                                               73,050
Net transfers(1)                                                                                                        275,674
Contract terminations:
    Surrender benefits and contract charges                                                                             (64,600)
    Death benefits                                                                                                           --
                                                                                                                   ------------
Units outstanding at end of year                                                                                        668,133
                                                                                                                   ============

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.
(2) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The Accounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT       INVESTMENT                                                                          SHARES
-----------------------------------------------------------------------------------------------------------
UBND1            AXP(R) Variable Portfolio - Bond Fund(1)                                             6,255
UBND2            AXP(R) Variable Portfolio - Bond Fund(1)                                            21,248
PBND1            AXP(R) Variable Portfolio - Bond Fund(1)                                            19,723
UBND4            AXP(R) Variable Portfolio - Bond Fund(1)                                            30,371
ESI              AXP(R) Variable Portfolio - Bond Fund(1)                                         1,056,976
SBND1            AXP(R) Variable Portfolio - Bond Fund(1)                                            96,593

UCMG1            AXP(R) Variable Portfolio - Cash Management Fund                                   737,700
UCMG2            AXP(R) Variable Portfolio - Cash Management Fund                                 2,966,480
PCMG1            AXP(R) Variable Portfolio - Cash Management Fund                                 2,708,469
UCMG4            AXP(R) Variable Portfolio - Cash Management Fund                                 3,316,848
EMS              AXP(R) Variable Portfolio - Cash Management Fund                                10,778,772
SCMG1            AXP(R) Variable Portfolio - Cash Management Fund                                13,421,219

UDEI1            AXP(R) Variable Portfolio - Diversified Equity Income Fund                           2,539
UDEI2            AXP(R) Variable Portfolio - Diversified Equity Income Fund                          18,219
PDEI1            AXP(R) Variable Portfolio - Diversified Equity Income Fund                          53,876
UDEI4            AXP(R) Variable Portfolio - Diversified Equity Income Fund                          30,045
WDEI5            AXP(R) Variable Portfolio - Diversified Equity Income Fund                          24,884
SDEI1            AXP(R) Variable Portfolio - Diversified Equity Income Fund                          26,374
WDEI2            AXP(R) Variable Portfolio - Diversified Equity Income Fund                           3,856

UFIF1            AXP(R) Variable Portfolio - Federal Income Fund(2)                                  70,943
UFIF2            AXP(R) Variable Portfolio - Federal Income Fund(2)                                 581,965
UFIF3            AXP(R) Variable Portfolio - Federal Income Fund(2)                                 190,244
UFIF4            AXP(R) Variable Portfolio - Federal Income Fund(2)                                 597,897
WFDI5            AXP(R) Variable Portfolio - Federal Income Fund(2)                                  27,218
SFDI1            AXP(R) Variable Portfolio - Federal Income Fund(2)                                  49,828
WFDI2            AXP(R) Variable Portfolio - Federal Income Fund(2)                                 125,000

UGRO1            AXP(R) Variable Portfolio - Growth Fund                                                  6
UGRO2            AXP(R) Variable Portfolio - Growth Fund                                              1,481
UGRO3            AXP(R) Variable Portfolio - Growth Fund                                                 --
UGRO4            AXP(R) Variable Portfolio - Growth Fund                                                 --
EVG              AXP(R) Variable Portfolio - Growth Fund                                             20,542
SGRO1            AXP(R) Variable Portfolio - Growth Fund                                             37,819

UNDM1            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   4,509
UNDM2            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  33,194
PNDM1            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 219,701
UNDM4            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  31,536
EGD              AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 309,652
SNDM1            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  96,178
WNDM2            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  15,893

USVA1            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            1,727
USVA2            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            5,603
WSVA6            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            2,328
USVA4            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            3,710
WSVA5            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            2,600
WSVA8            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                              327
WSVA2            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               --

USPF1            AXP(R) Variable Portfolio - S&P 500 Index Fund                                      36,825
USPF2            AXP(R) Variable Portfolio - S&P 500 Index Fund                                     407,113
USPF3            AXP(R) Variable Portfolio - S&P 500 Index Fund                                     233,692
USPF4            AXP(R) Variable Portfolio - S&P 500 Index Fund                                     503,596


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

SUBACCOUNT       INVESTMENT                                                                          SHARES
-----------------------------------------------------------------------------------------------------------
UABA1            AIM V.I. Basic Value Fund, Series II Shares                                         10,750
UABA2            AIM V.I. Basic Value Fund, Series II Shares                                         67,734
UABA3            AIM V.I. Basic Value Fund, Series II Shares                                          8,532
UABA4            AIM V.I. Basic Value Fund, Series II Shares                                         49,137
WABA5            AIM V.I. Basic Value Fund, Series II Shares                                          1,283
WABA8            AIM V.I. Basic Value Fund, Series II Shares                                              2

UAAD1            AIM V.I. Capital Development Fund, Series II Shares                                  2,433
UAAD2            AIM V.I. Capital Development Fund, Series II Shares                                     --
UAAD3            AIM V.I. Capital Development Fund, Series II Shares                                  2,272
UAAD4            AIM V.I. Capital Development Fund, Series II Shares                                  1,405
WAAD5            AIM V.I. Capital Development Fund, Series II Shares                                     --
WAAD8            AIM V.I. Capital Development Fund, Series II Shares                                     --

UAVA1            AIM V.I. Premier Equity Fund, Series II Shares                                         155
UAVA2            AIM V.I. Premier Equity Fund, Series II Shares                                       1,432
UAVA3            AIM V.I. Premier Equity Fund, Series II Shares                                           1
UAVA4            AIM V.I. Premier Equity Fund, Series II Shares                                          26
WAVA5            AIM V.I. Premier Equity Fund, Series II Shares                                          --
WAVA8            AIM V.I. Premier Equity Fund, Series II Shares                                          --

UGIP1            AllianceBernstein VP Growth and Income Portfolio (Class B)                          60,415
UGIP2            AllianceBernstein VP Growth and Income Portfolio (Class B)                         370,219
UGIP3            AllianceBernstein VP Growth and Income Portfolio (Class B)                         174,693
UGIP4            AllianceBernstein VP Growth and Income Portfolio (Class B)                         486,790
WGIP5            AllianceBernstein VP Growth and Income Portfolio (Class B)                             129
WGIP8            AllianceBernstein VP Growth and Income Portfolio (Class B)                              65

UPRG1            AllianceBernstein VP Premier Growth Portfolio (Class B)                             25,999
UPRG2            AllianceBernstein VP Premier Growth Portfolio (Class B)                            115,303
UPRG3            AllianceBernstein VP Premier Growth Portfolio (Class B)                             52,601
UPRG4            AllianceBernstein VP Premier Growth Portfolio (Class B)                            197,967
EPP              AllianceBernstein VP Premier Growth Portfolio (Class B)                             71,583
SPGR1            AllianceBernstein VP Premier Growth Portfolio (Class B)                            127,672

UTEC1            AllianceBernstein VP Technology Portfolio (Class B)                                 10,994
UTEC2            AllianceBernstein VP Technology Portfolio (Class B)                                 45,109
UTEC3            AllianceBernstein VP Technology Portfolio (Class B)                                 20,105
UTEC4            AllianceBernstein VP Technology Portfolio (Class B)                                 70,998
ETC              AllianceBernstein VP Technology Portfolio (Class B)                                 63,302
STEC1            AllianceBernstein VP Technology Portfolio (Class B)                                107,110

UAGR1            AllianceBernstein VP Total Return Portfolio (Class B)                                  524
UAGR2            AllianceBernstein VP Total Return Portfolio (Class B)                                2,420
UAGR3            AllianceBernstein VP Total Return Portfolio (Class B)                                   83
UAGR4            AllianceBernstein VP Total Return Portfolio (Class B)                                4,204

UFCO1            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                             10,057
UFCO2            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                             35,596
UFCO3            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                              5,542
UFCO4            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                             18,969
WFCO5            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                452
WFCO8            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                 --

UFGR1            Fidelity(R) VIP Growth Portfolio Service Class 2                                       576
UFGR2            Fidelity(R) VIP Growth Portfolio Service Class 2                                     3,466
UFGR3            Fidelity(R) VIP Growth Portfolio Service Class 2                                     1,000
UFGR4            Fidelity(R) VIP Growth Portfolio Service Class 2                                     3,464
WFGR5            Fidelity(R) VIP Growth Portfolio Service Class 2                                       428
WFGR8            Fidelity(R) VIP Growth Portfolio Service Class 2                                        --

UFMC1            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    4,577
UFMC2            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   37,692
WMDC6            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   78,568
UFMC4            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   24,475
WMDC5            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   13,573
WMDC8            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    1,405
WMDC2            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    2,277

UFOV1            Fidelity(R) VIP Overseas Portfolio Service Class 2                                   1,592
UFOV2            Fidelity(R) VIP Overseas Portfolio Service Class 2                                   1,390
UFOV3            Fidelity(R) VIP Overseas Portfolio Service Class 2                                   1,008
UFOV4            Fidelity(R) VIP Overseas Portfolio Service Class 2                                     246


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

SUBACCOUNT       INVESTMENT                                                                         SHARES
-----------------------------------------------------------------------------------------------------------
URES1            FTVIPT Franklin Real Estate Fund - Class 2                                             734
URES2            FTVIPT Franklin Real Estate Fund - Class 2                                           1,823
WRES6            FTVIPT Franklin Real Estate Fund - Class 2                                          81,464
URES4            FTVIPT Franklin Real Estate Fund - Class 2                                             402
ERE              FTVIPT Franklin Real Estate Fund - Class 2                                          40,703
SRES1            FTVIPT Franklin Real Estate Fund - Class 2                                          76,017
WRES2            FTVIPT Franklin Real Estate Fund - Class 2                                           4,069

USMC1            FTVIPT Franklin Small Cap Fund - Class 2                                            27,530
USMC2            FTVIPT Franklin Small Cap Fund - Class 2                                           170,450
PSMC1            FTVIPT Franklin Small Cap Fund - Class 2                                           256,754
USMC4            FTVIPT Franklin Small Cap Fund - Class 2                                           204,065
WSMC5            FTVIPT Franklin Small Cap Fund - Class 2                                            27,098
WSMC8            FTVIPT Franklin Small Cap Fund - Class 2                                                --
WSMC2            FTVIPT Franklin Small Cap Fund - Class 2                                             9,220

UVAS1            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            1,999
UVAS2            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           10,596
PVAS1            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            6,308
UVAS4            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            5,088
WVAS5            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            5,043
WVAS8            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                               --
WVAS2            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                              336

UMSS1            FTVIPT Mutual Shares Securities Fund - Class 2                                      63,418
UMSS2            FTVIPT Mutual Shares Securities Fund - Class 2                                     477,258
PMSS1            FTVIPT Mutual Shares Securities Fund - Class 2                                     211,894
UMSS4            FTVIPT Mutual Shares Securities Fund - Class 2                                     528,069
EMU              FTVIPT Mutual Shares Securities Fund - Class 2                                      86,236
SMSS1            FTVIPT Mutual Shares Securities Fund - Class 2                                      62,464
WMSS2            FTVIPT Mutual Shares Securities Fund - Class 2                                      10,406

UINT1            FTVIPT Templeton Foreign Securities Fund - Class 2(3)                               37,164
UINT2            FTVIPT Templeton Foreign Securities Fund - Class 2(3)                              148,809
UINT3            FTVIPT Templeton Foreign Securities Fund - Class 2(3)                               62,382
UINT4            FTVIPT Templeton Foreign Securities Fund - Class 2(3)                              170,415
WINT5            FTVIPT Templeton Foreign Securities Fund - Class 2(3)                               25,506
WINT8            FTVIPT Templeton Foreign Securities Fund - Class 2(3)                               29,309

UGRS1            MFS(R) Investors Growth Stock Series - Service Class                                30,427
UGRS2            MFS(R) Investors Growth Stock Series - Service Class                               225,867
UGRS3            MFS(R) Investors Growth Stock Series - Service Class                                63,067
UGRS4            MFS(R) Investors Growth Stock Series - Service Class                               202,589

UNDS1            MFS(R) New Discovery Series - Service Class                                         10,175
UNDS2            MFS(R) New Discovery Series - Service Class                                         34,946
PSND1            MFS(R) New Discovery Series - Service Class                                         25,083
UNDS4            MFS(R) New Discovery Series - Service Class                                         50,767
WSND5            MFS(R) New Discovery Series - Service Class                                          1,429
WSND8            MFS(R) New Discovery Series - Service Class                                             --

UTRS1            MFS(R) Total Return Series - Service Class                                          96,216
UTRS2            MFS(R) Total Return Series - Service Class                                         465,526
PSTR1            MFS(R) Total Return Series - Service Class                                         227,131
UTRS4            MFS(R) Total Return Series - Service Class                                         520,255
WSTR5            MFS(R) Total Return Series - Service Class                                             593
WSTR8            MFS(R) Total Return Series - Service Class                                             301

USUT1            MFS(R) Utilities Series - Service Class                                                 27
USUT2            MFS(R) Utilities Series - Service Class                                              1,653
PSUT1            MFS(R) Utilities Series - Service Class                                              9,969
USUT4            MFS(R) Utilities Series - Service Class                                                387
WSUT5            MFS(R) Utilities Series - Service Class                                                395
WSUT8            MFS(R) Utilities Series - Service Class                                                 --

UOCA1            Oppenheimer Capital Appreciation Fund/VA, Service Shares                               261
UOCA2            Oppenheimer Capital Appreciation Fund/VA, Service Shares                             4,171
UOCA3            Oppenheimer Capital Appreciation Fund/VA, Service Shares                             1,145
UOCA4            Oppenheimer Capital Appreciation Fund/VA, Service Shares                             4,801
WOCA5            Oppenheimer Capital Appreciation Fund/VA, Service Shares                                 2
WOCA8            Oppenheimer Capital Appreciation Fund/VA, Service Shares                                --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

SUBACCOUNT       INVESTMENT                                                                         SHARES
-----------------------------------------------------------------------------------------------------------
UOGS1            Oppenheimer Global Securities Fund/VA, Service Shares                                1,082
UOGS2            Oppenheimer Global Securities Fund/VA, Service Shares                                5,373
WOGS6            Oppenheimer Global Securities Fund/VA, Service Shares                                8,327
UOGS4            Oppenheimer Global Securities Fund/VA, Service Shares                                2,440
WOGS5            Oppenheimer Global Securities Fund/VA, Service Shares                                  531
WOGS8            Oppenheimer Global Securities Fund/VA, Service Shares                                  452
WOGS2            Oppenheimer Global Securities Fund/VA, Service Shares                                   --

UOHI1            Oppenheimer High Income Fund/VA, Service Shares                                      2,355
UOHI2            Oppenheimer High Income Fund/VA, Service Shares                                     17,458
UOHI3            Oppenheimer High Income Fund/VA, Service Shares                                        561
UOHI4            Oppenheimer High Income Fund/VA, Service Shares                                      9,706

UOSM1            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                            2,831
UOSM2            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           17,035
UOSM3            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                            5,561
UOSM4            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                            7,392
WOSM5            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                              370
WOSM8            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                            1,283

USTB1            Oppenheimer Strategic Bond Fund/VA, Service Shares                                   8,418
USTB2            Oppenheimer Strategic Bond Fund/VA, Service Shares                                  35,677
WSTB6            Oppenheimer Strategic Bond Fund/VA, Service Shares                                  46,852
USTB4            Oppenheimer Strategic Bond Fund/VA, Service Shares                                  32,697
WSTB5            Oppenheimer Strategic Bond Fund/VA, Service Shares                                   2,223
WSTB8            Oppenheimer Strategic Bond Fund/VA, Service Shares                                      --
WSTB2            Oppenheimer Strategic Bond Fund/VA, Service Shares                                      --

UGIN1            Putnam VT Growth and Income Fund - Class IB Shares                                  16,138
UGIN2            Putnam VT Growth and Income Fund - Class IB Shares                                  84,555
PGIN1            Putnam VT Growth and Income Fund - Class IB Shares                                  64,793
UGIN4            Putnam VT Growth and Income Fund - Class IB Shares                                  79,313
EPG              Putnam VT Growth and Income Fund - Class IB Shares                                 283,845
WGIN8            Putnam VT Growth and Income Fund - Class IB Shares                                      --

UIGR1            Putnam VT International Equity Fund - Class IB Shares                                2,591
                   (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR2            Putnam VT International Equity Fund - Class IB Shares                               34,327
                   (previously Putnam VT International Growth Fund - Class IB Shares)
PIGR1            Putnam VT International Equity Fund - Class IB Shares                              362,591
                   (previously Putnam VT International Growth Fund - Class IB Shares)
UIGR4            Putnam VT International Equity Fund - Class IB Shares                               42,743
                   (previously Putnam VT International Growth Fund - Class IB Shares)
EPL              Putnam VT International Equity Fund - Class IB Shares                              138,757
                   (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR8            Putnam VT International Equity Fund - Class IB Shares                                  565
                   (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR2            Putnam VT International Equity Fund - Class IB Shares                               31,214
                   (previously Putnam VT International Growth Fund - Class IB Shares)

UPRE1            Putnam VT Research Fund - Class IB Shares                                               52
UPRE2            Putnam VT Research Fund - Class IB Shares                                            5,480
UPRE3            Putnam VT Research Fund - Class IB Shares                                               --
UPRE4            Putnam VT Research Fund - Class IB Shares                                              635

UVIS1            Putnam VT Vista Fund - Class IB Shares                                               8,605
UVIS2            Putnam VT Vista Fund - Class IB Shares                                             130,358
UVIS3            Putnam VT Vista Fund - Class IB Shares                                              53,626
UVIS4            Putnam VT Vista Fund - Class IB Shares                                             177,327
EPT              Putnam VT Vista Fund - Class IB Shares                                              70,852
WVIS8            Putnam VT Vista Fund - Class IB Shares                                                  --
WVIS2            Putnam VT Vista Fund - Class IB Shares                                              25,317



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.
(3) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.50% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                           0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.560% to 0.470%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.610% to 0.535%
AXP(R) Variable Portfolio - Growth Fund                                         0.630% to 0.570%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.290% to 0.260%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to five funds and the maximum changed for some of the funds.


                                                                      MAXIMUM ADJUSTMENT       MAXIMUM ADJUSTMENT
FUND                                                                (PRIOR TO DEC. 1, 2002)   (AFTER DEC. 1, 2002)
------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund                   0.08%                   0.12%
AXP(R) Variable Portfolio - Growth Fund                                      0.12%                   0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            N/A                    0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    0.12%                   0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - Federal Income Fund                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Growth Fund                                         0.050% to 0.030%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                       0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                  0.080% to 0.065%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT       INVESTMENT                                                                    PURCHASES
-----------------------------------------------------------------------------------------------------------
UBND1            AXP(R) Variable Portfolio - Bond Fund                                      $       112,046
UBND2            AXP(R) Variable Portfolio - Bond Fund                                              250,310
PBND1            AXP(R) Variable Portfolio - Bond Fund                                              177,673
UBND4            AXP(R) Variable Portfolio - Bond Fund                                              334,140
ESI              AXP(R) Variable Portfolio - Bond Fund                                            2,198,387
SBND1            AXP(R) Variable Portfolio - Bond Fund                                            3,211,897

UCMG1            AXP(R) Variable Portfolio - Cash Management Fund                                   609,576
UCMG2            AXP(R) Variable Portfolio - Cash Management Fund                                 1,878,678
PCMG1            AXP(R) Variable Portfolio - Cash Management Fund                                 2,965,671
UCMG4            AXP(R) Variable Portfolio - Cash Management Fund                                 9,271,255
EMS              AXP(R) Variable Portfolio - Cash Management Fund                                37,777,110
SCMG1            AXP(R) Variable Portfolio - Cash Management Fund                                38,268,001

UDEI1            AXP(R) Variable Portfolio - Diversified Equity Income Fund                          27,565
UDEI2            AXP(R) Variable Portfolio - Diversified Equity Income Fund                         152,890
PDEI1            AXP(R) Variable Portfolio - Diversified Equity Income Fund                         279,597
UDEI4            AXP(R) Variable Portfolio - Diversified Equity Income Fund                         250,384
WDEI5            AXP(R) Variable Portfolio - Diversified Equity Income Fund                         210,881
SDEI1            AXP(R) Variable Portfolio - Diversified Equity Income Fund                         225,443
WDEI2            AXP(R) Variable Portfolio - Diversified Equity Income Fund                           3,985

UFIF1            AXP(R) Variable Portfolio - Federal Income Fund                                    780,700
UFIF2            AXP(R) Variable Portfolio - Federal Income Fund                                  4,366,213
UFIF3            AXP(R) Variable Portfolio - Federal Income Fund                                  1,224,933
UFIF4            AXP(R) Variable Portfolio - Federal Income Fund                                  5,378,605
WFDI5            AXP(R) Variable Portfolio - Federal Income Fund                                    258,004
SFDI1            AXP(R) Variable Portfolio - Federal Income Fund                                    746,769
WFDI2            AXP(R) Variable Portfolio - Federal Income Fund                                    707,598

UGRO1            AXP(R) Variable Portfolio - Growth Fund                                                128
UGRO2            AXP(R) Variable Portfolio - Growth Fund                                              7,248
UGRO3            AXP(R) Variable Portfolio - Growth Fund                                                160
UGRO4            AXP(R) Variable Portfolio - Growth Fund                                                100
EVG              AXP(R) Variable Portfolio - Growth Fund                                             20,969
SGRO1            AXP(R) Variable Portfolio - Growth Fund                                             12,468

UNDM1            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  54,213
UNDM2            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 439,837
PNDM1            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               1,410,712
UNDM4            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 330,441
EGD              AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 670,991
SNDM1            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               1,412,925
WNDM2            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  14,727

USVA1            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           19,627
USVA2            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           66,727
WSVA6            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           32,632
USVA4            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           36,691
WSVA5            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           25,425
WSVA8            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            3,237
WSVA2            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                              172

USPF1            AXP(R) Variable Portfolio - S&P 500 Index Fund                                     185,994
USPF2            AXP(R) Variable Portfolio - S&P 500 Index Fund                                   2,148,926
USPF3            AXP(R) Variable Portfolio - S&P 500 Index Fund                                   1,331,650
USPF4            AXP(R) Variable Portfolio - S&P 500 Index Fund                                   2,996,731

UABA1            AIM V.I. Basic Value Fund, Series II Shares                                        108,899
UABA2            AIM V.I. Basic Value Fund, Series II Shares                                        552,103
UABA3            AIM V.I. Basic Value Fund, Series II Shares                                         70,450
UABA4            AIM V.I. Basic Value Fund, Series II Shares                                        404,961
WABA5            AIM V.I. Basic Value Fund, Series II Shares                                         11,328
WABA8            AIM V.I. Basic Value Fund, Series II Shares                                            134

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

SUBACCOUNT       INVESTMENT                                                                    PURCHASES
-----------------------------------------------------------------------------------------------------------
UAAD1            AIM V.I. Capital Development Fund, Series II Shares                        $        23,468
UAAD2            AIM V.I. Capital Development Fund, Series II Shares                                    100
UAAD3            AIM V.I. Capital Development Fund, Series II Shares                                 21,661
UAAD4            AIM V.I. Capital Development Fund, Series II Shares                                 13,339
WAAD5            AIM V.I. Capital Development Fund, Series II Shares                                    174
WAAD8            AIM V.I. Capital Development Fund, Series II Shares                                    135

UAVA1            AIM V.I. Premier Equity Fund, Series II Shares                                       2,734
UAVA2            AIM V.I. Premier Equity Fund, Series II Shares                                      24,349
UAVA3            AIM V.I. Premier Equity Fund, Series II Shares                                         183
UAVA4            AIM V.I. Premier Equity Fund, Series II Shares                                         528
WAVA5            AIM V.I. Premier Equity Fund, Series II Shares                                          83
WAVA8            AIM V.I. Premier Equity Fund, Series II Shares                                          21

UGIP1            AllianceBernstein VP Growth and Income Portfolio (Class B)                         889,435
UGIP2            AllianceBernstein VP Growth and Income Portfolio (Class B)                       4,760,589
UGIP3            AllianceBernstein VP Growth and Income Portfolio (Class B)                       2,086,789
UGIP4            AllianceBernstein VP Growth and Income Portfolio (Class B)                       6,348,363
WGIP5            AllianceBernstein VP Growth and Income Portfolio (Class B)                           2,256
WGIP8            AllianceBernstein VP Growth and Income Portfolio (Class B)                           1,247

UPRG1            AllianceBernstein VP Premier Growth Portfolio (Class B)                            263,503
UPRG2            AllianceBernstein VP Premier Growth Portfolio (Class B)                          1,028,330
UPRG3            AllianceBernstein VP Premier Growth Portfolio (Class B)                            380,377
UPRG4            AllianceBernstein VP Premier Growth Portfolio (Class B)                          1,521,752
EPP              AllianceBernstein VP Premier Growth Portfolio (Class B)                            385,396
SPGR1            AllianceBernstein VP Premier Growth Portfolio (Class B)                            646,298

UTEC1            AllianceBernstein VP Technology Portfolio (Class B)                                 21,537
UTEC2            AllianceBernstein VP Technology Portfolio (Class B)                                262,649
UTEC3            AllianceBernstein VP Technology Portfolio (Class B)                                 69,608
UTEC4            AllianceBernstein VP Technology Portfolio (Class B)                                323,091
ETC              AllianceBernstein VP Technology Portfolio (Class B)                                 49,329
STEC1            AllianceBernstein VP Technology Portfolio (Class B)                                618,708

UAGR1            AllianceBernstein VP Total Return Portfolio (Class B)                               10,507
UAGR2            AllianceBernstein VP Total Return Portfolio (Class B)                               36,508
UAGR3            AllianceBernstein VP Total Return Portfolio (Class B)                                1,420
UAGR4            AllianceBernstein VP Total Return Portfolio (Class B)                               65,559

UFCO1            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                            193,319
UFCO2            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                            664,188
UFCO3            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                            100,123
UFCO4            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                            353,625
WFCO5            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                              8,251
WFCO8            Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                175

UFGR1            Fidelity(R) VIP Growth Portfolio Service Class 2                                    14,372
UFGR2            Fidelity(R) VIP Growth Portfolio Service Class 2                                    83,575
UFGR3            Fidelity(R) VIP Growth Portfolio Service Class 2                                    24,154
UFGR4            Fidelity(R) VIP Growth Portfolio Service Class 2                                    90,559
WFGR5            Fidelity(R) VIP Growth Portfolio Service Class 2                                    15,048
WFGR8            Fidelity(R) VIP Growth Portfolio Service Class 2                                        22

UFMC1            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   82,659
UFMC2            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  687,220
WMDC6            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                1,121,808
UFMC4            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  442,751
WMDC5            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  185,016
WMDC8            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   24,454
WMDC2            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   46,376

UFOV1            Fidelity(R) VIP Overseas Portfolio Service Class 2                                  18,023
UFOV2            Fidelity(R) VIP Overseas Portfolio Service Class 2                                  15,339
UFOV3            Fidelity(R) VIP Overseas Portfolio Service Class 2                                  11,912
UFOV4            Fidelity(R) VIP Overseas Portfolio Service Class 2                                   3,047


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

SUBACCOUNT       INVESTMENT                                                                    PURCHASES
-----------------------------------------------------------------------------------------------------------
URES1            FTVIPT Franklin Real Estate Fund - Class 2                                 $        29,707
URES2            FTVIPT Franklin Real Estate Fund - Class 2                                          32,279
WRES6            FTVIPT Franklin Real Estate Fund - Class 2                                         871,837
URES4            FTVIPT Franklin Real Estate Fund - Class 2                                           7,211
ERE              FTVIPT Franklin Real Estate Fund - Class 2                                         465,422
SRES1            FTVIPT Franklin Real Estate Fund - Class 2                                       1,966,237
WRES2            FTVIPT Franklin Real Estate Fund - Class 2                                          59,013

USMC1            FTVIPT Franklin Small Cap Fund - Class 2                                           217,565
USMC2            FTVIPT Franklin Small Cap Fund - Class 2                                         1,334,694
PSMC1            FTVIPT Franklin Small Cap Fund - Class 2                                         1,779,550
USMC4            FTVIPT Franklin Small Cap Fund - Class 2                                         1,796,659
WSMC5            FTVIPT Franklin Small Cap Fund - Class 2                                           212,333
WSMC8            FTVIPT Franklin Small Cap Fund - Class 2                                                22
WSMC2            FTVIPT Franklin Small Cap Fund - Class 2                                            71,018

UVAS1            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           19,635
UVAS2            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          105,393
PVAS1            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           65,380
UVAS4            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           50,835
WVAS5            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           66,540
WVAS8            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           44,687
WVAS2            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            3,347

UMSS1            FTVIPT Mutual Shares Securities Fund - Class 2                                     917,965
UMSS2            FTVIPT Mutual Shares Securities Fund - Class 2                                   5,176,398
PMSS1            FTVIPT Mutual Shares Securities Fund - Class 2                                   2,872,137
UMSS4            FTVIPT Mutual Shares Securities Fund - Class 2                                   5,984,044
EMU              FTVIPT Mutual Shares Securities Fund - Class 2                                     933,998
SMSS1            FTVIPT Mutual Shares Securities Fund - Class 2                                   1,787,541
WMSS2            FTVIPT Mutual Shares Securities Fund - Class 2                                      95,497

UINT1            FTVIPT Templeton Foreign Securities Fund - Class 2                                 209,868
UINT2            FTVIPT Templeton Foreign Securities Fund - Class 2                               1,229,606
UINT3            FTVIPT Templeton Foreign Securities Fund - Class 2                                 325,338
UINT4            FTVIPT Templeton Foreign Securities Fund - Class 2                               1,478,680
WINT5            FTVIPT Templeton Foreign Securities Fund - Class 2                                 689,629
WINT8            FTVIPT Templeton Foreign Securities Fund - Class 2                               1,317,086

UGRS1            MFS(R) Investors Growth Stock Series - Service Class                               108,755
UGRS2            MFS(R) Investors Growth Stock Series - Service Class                               757,952
UGRS3            MFS(R) Investors Growth Stock Series - Service Class                               176,916
UGRS4            MFS(R) Investors Growth Stock Series - Service Class                               749,814

UNDS1            MFS(R) New Discovery Series - Service Class                                         44,186
UNDS2            MFS(R) New Discovery Series - Service Class                                        270,583
PSND1            MFS(R) New Discovery Series - Service Class                                        158,244
UNDS4            MFS(R) New Discovery Series - Service Class                                        474,085
WSND5            MFS(R) New Discovery Series - Service Class                                         17,154
WSND8            MFS(R) New Discovery Series - Service Class                                             21

UTRS1            MFS(R) Total Return Series - Service Class                                       1,193,218
UTRS2            MFS(R) Total Return Series - Service Class                                       5,406,823
PSTR1            MFS(R) Total Return Series - Service Class                                       2,842,509
UTRS4            MFS(R) Total Return Series - Service Class                                       6,379,890
WSTR5            MFS(R) Total Return Series - Service Class                                          10,212
WSTR8            MFS(R) Total Return Series - Service Class                                           5,075

USUT1            MFS(R) Utilities Series - Service Class                                                373
USUT2            MFS(R) Utilities Series - Service Class                                             21,512
PSUT1            MFS(R) Utilities Series - Service Class                                             60,615
USUT4            MFS(R) Utilities Series - Service Class                                             12,757
WSUT5            MFS(R) Utilities Series - Service Class                                              5,127
WSUT8            MFS(R) Utilities Series - Service Class                                                 22

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

SUBACCOUNT       INVESTMENT                                                                    PURCHASES
-----------------------------------------------------------------------------------------------------------
UOCA1            Oppenheimer Capital Appreciation Fund/VA, Service Shares                   $         7,167
UOCA2            Oppenheimer Capital Appreciation Fund/VA, Service Shares                           110,084
UOCA3            Oppenheimer Capital Appreciation Fund/VA, Service Shares                            33,317
UOCA4            Oppenheimer Capital Appreciation Fund/VA, Service Shares                           172,447
WOCA5            Oppenheimer Capital Appreciation Fund/VA, Service Shares                               215
WOCA8            Oppenheimer Capital Appreciation Fund/VA, Service Shares                               134

UOGS1            Oppenheimer Global Securities Fund/VA, Service Shares                               19,658
UOGS2            Oppenheimer Global Securities Fund/VA, Service Shares                              102,076
WOGS6            Oppenheimer Global Securities Fund/VA, Service Shares                              162,626
UOGS4            Oppenheimer Global Securities Fund/VA, Service Shares                               54,049
WOGS5            Oppenheimer Global Securities Fund/VA, Service Shares                               21,096
WOGS8            Oppenheimer Global Securities Fund/VA, Service Shares                                8,205
WOGS2            Oppenheimer Global Securities Fund/VA, Service Shares                                  172

UOHI1            Oppenheimer High Income Fund/VA, Service Shares                                     20,244
UOHI2            Oppenheimer High Income Fund/VA, Service Shares                                    138,722
UOHI3            Oppenheimer High Income Fund/VA, Service Shares                                      4,201
UOHI4            Oppenheimer High Income Fund/VA, Service Shares                                     80,300

UOSM1            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           30,019
UOSM2            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                          161,744
UOSM3            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           53,836
UOSM4            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           71,961
WOSM5            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                            3,516
WOSM8            Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           12,110

USTB1            Oppenheimer Strategic Bond Fund/VA, Service Shares                                  56,637
USTB2            Oppenheimer Strategic Bond Fund/VA, Service Shares                                 163,797
WSTB6            Oppenheimer Strategic Bond Fund/VA, Service Shares                                 217,924
USTB4            Oppenheimer Strategic Bond Fund/VA, Service Shares                                 159,808
WSTB5            Oppenheimer Strategic Bond Fund/VA, Service Shares                                  10,170
WSTB8            Oppenheimer Strategic Bond Fund/VA, Service Shares                                     141
WSTB2            Oppenheimer Strategic Bond Fund/VA, Service Shares                                     171

UGIN1            Putnam VT Growth and Income Fund - Class IB Shares                                 174,318
UGIN2            Putnam VT Growth and Income Fund - Class IB Shares                                 964,709
PGIN1            Putnam VT Growth and Income Fund - Class IB Shares                                 690,759
UGIN4            Putnam VT Growth and Income Fund - Class IB Shares                               1,065,941
EPG              Putnam VT Growth and Income Fund - Class IB Shares                                 497,345
WGIN8            Putnam VT Growth and Income Fund - Class IB Shares                                      22

UIGR1            Putnam VT International Equity Fund - Class IB Shares
                   (previously Putnam VT International Growth Fund - Class IB Shares)                34,719
UIGR2            Putnam VT International Equity Fund - Class IB Shares
                   (previously Putnam VT International Growth Fund - Class IB Shares)               367,176
PIGR1            Putnam VT International Equity Fund - Class IB Shares
                   (previously Putnam VT International Growth Fund - Class IB Shares)               842,421
UIGR4            Putnam VT International Equity Fund - Class IB Shares
                   (previously Putnam VT International Growth Fund - Class IB Shares)               445,401
EPL              Putnam VT International Equity Fund - Class IB Shares
                   (previously Putnam VT International Growth Fund - Class IB Shares)               715,602
WIGR8            Putnam VT International Equity Fund - Class IB Shares
                   (previously Putnam VT International Growth Fund - Class IB Shares)                 5,885
WIGR2            Putnam VT International Equity Fund - Class IB Shares
                   (previously Putnam VT International Growth Fund - Class IB Shares)                93,227

UPRE1            Putnam VT Research Fund - Class IB Shares                                              530
UPRE2            Putnam VT Research Fund - Class IB Shares                                           48,675
UPRE3            Putnam VT Research Fund - Class IB Shares                                              240
UPRE4            Putnam VT Research Fund - Class IB Shares                                            5,322

UVIS1            Putnam VT Vista Fund - Class IB Shares                                              13,593
UVIS2            Putnam VT Vista Fund - Class IB Shares                                             364,978
UVIS3            Putnam VT Vista Fund - Class IB Shares                                             122,374
UVIS4            Putnam VT Vista Fund - Class IB Shares                                             949,353
EPT              Putnam VT Vista Fund - Class IB Shares                                             208,004
WVIS8            Putnam VT Vista Fund - Class IB Shares                                                  21
WVIS2            Putnam VT Vista Fund - Class IB Shares                                              23,721


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                      UBND1(4)   UBND2(4)     PBND1    UBND4(4)     ESI        SBND1      UCMG1      UCMG2      PCMG1     UCMG4
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --   $   1.05         --   $   1.38   $   1.03   $   1.03   $   1.00   $   1.05   $   1.03
At Dec. 31, 2001            --         --   $   1.11         --   $   1.47   $   1.09   $   1.06   $   1.01   $   1.08   $   1.05
At Dec. 31, 2002      $   1.04   $   1.04   $   1.16   $   1.04   $   1.53   $   1.14   $   1.06   $   1.01   $   1.08   $   1.05
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         99         --      8,923      1,363        554      2,828      2,250      3,857
At Dec. 31, 2002            63        215        179        309      7,272        894        697      2,933      2,516      3,130
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --   $    111         --   $ 13,122   $  1,491   $    586   $  2,857   $  2,423   $  4,054
At Dec. 31, 2002      $     66   $    224   $    208   $    321   $ 11,131   $  1,016   $    738   $  2,965   $  2,707   $  3,284
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --       6.43%        --       6.45%      6.53%      2.91%      2.80%      2.64%      2.99%
For the year ended
  Dec. 31, 2002           5.29%      5.31%      5.09%      5.31%      5.06%      5.08%      1.16%      1.16%      1.17%      1.15%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --       1.25%        --       1.40%      1.60%      1.00%      1.10%      1.25%      1.35%
For the year ended
  Dec. 31, 2002           1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.00%      1.10%      1.25%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --       5.71%        --       6.52%      5.83%      2.91%      1.00%      2.86%      1.94%
For the year ended
  Dec. 31, 2002           4.00%      4.00%      4.50%      4.00%      4.08%      4.59%      0.00%      0.00%      0.00%      0.00%
---------------------------------------------------------------------------------------------------------------------------------

                        EMS        SCMG1    UDEI1(4)   UDEI2(4)     PDEI1    UDEI4(4)     WDEI5      SDEI1      WDEI2     UFIF1
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.24   $   1.03         --         --   $   1.00         --   $   1.08   $   1.07   $   1.08   $   1.06
At Dec. 31, 2001      $   1.26   $   1.05         --         --   $   1.01         --   $   1.09   $   1.08   $   1.08   $   1.11
At Dec. 31, 2002      $   1.26   $   1.04   $   0.78   $   0.78   $   0.81   $   0.78   $   0.87   $   0.86   $   0.86   $   1.17
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001         8,409     11,399         --         --        342         --        115        367         34         30
At Dec. 31, 2002         8,572     12,876         26        187        536        309        238        179         36        645
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $ 10,625   $ 11,962         --         --   $    344         --   $    125   $    396   $     37   $     33
At Dec. 31, 2002      $ 10,806   $ 13,452   $     20   $    146   $    432   $    242   $    207   $    154   $     31   $    751
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           3.38%      3.58%        --         --       1.07%        --       1.32%      1.40%      1.24%      4.25%
For the year ended
  Dec. 31, 2002           1.17%      1.15%      1.77%      2.06%      1.56%      2.49%      1.62%      1.45%      1.55%      2.94%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.40%      1.60%        --         --       1.25%        --       1.40%      1.60%      1.65%      1.00%
For the year ended
  Dec. 31, 2002           1.40%      1.60%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.65%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001           1.61%      1.94%        --         --       1.00%        --       0.93%      0.93%      0.00%      4.72%
For the year ended
  Dec. 31, 2002           0.00%     (0.95%)   (22.00%)   (22.00%)   (19.80%)   (22.00%)   (20.18%)   (20.37%)   (20.37%)     5.41%
---------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                        UFIF2      UFIF3      UFIF4      WFDI5      SFDI1      WFDI2    UGRO1(4)   UGRO2(4)   UGRO3(4)   UGRO4(4)
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.05   $   1.06   $   1.06   $   1.06   $   1.06   $   1.05         --         --         --         --
At Dec. 31, 2001      $   1.10   $   1.11   $   1.11   $   1.11   $   1.11   $   1.10         --         --         --         --
At Dec. 31, 2002      $   1.16   $   1.16   $   1.16   $   1.16   $   1.16   $   1.15   $   0.81   $   0.81         --         --
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001         2,495        799      1,321        117        424        592         --         --         --         --
At Dec. 31, 2002         5,336      1,729      5,451        248        397      1,155         --          9         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $  2,754   $    891   $  1,469   $    130   $    470   $    651         --         --         --         --
At Dec. 31, 2002      $  6,163   $  2,015   $  6,333   $    287   $    459   $  1,323         --   $      7         --         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           4.39%      4.39%      4.41%      4.54%      4.48%      4.58%        --         --         --         --
For the year ended
  Dec. 31, 2002           2.88%      2.89%      2.91%      2.84%      2.81%      2.82%      0.14%      0.02%      0.13%      0.13%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.10%      1.25%      1.35%      1.40%      1.60%      1.65%        --         --         --         --
For the year ended
  Dec. 31, 2002           1.10%      1.25%      1.35%      1.40%      1.60%      1.65%      1.00%      1.10%      1.25%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001           4.76%      4.72%      4.72%      4.72%      4.72%      4.76%        --         --         --         --
For the year ended
  Dec. 31, 2002           5.45%      4.50%      4.50%      4.50%      4.50%      4.55%    (19.00%)   (19.00%)       --         --
---------------------------------------------------------------------------------------------------------------------------------


                        EVG        SGRO1      UNDM1      UNDM2      PNDM1      UNDM4      EGD        SNDM1      WNDM2    USVA1(4)
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   0.74   $   0.77   $   0.92   $   0.92   $   1.03   $   0.92   $   1.54   $   0.90   $   0.86         --
At Dec. 31, 2001      $   0.50   $   0.52   $   0.76   $   0.76   $   0.85   $   0.75   $   1.27   $   0.74   $   0.70         --
At Dec. 31, 2002      $   0.37   $   0.38   $   0.59   $   0.59   $   0.66   $   0.58   $   0.98   $   0.57   $   0.54   $   0.79
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001           228        546         20         81      3,478        193      4,237      2,896        701         --
At Dec. 31, 2002           270        476         95        704      4,063        683      3,938      2,097        363         21
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $    115   $    286   $     15   $     61   $  3,005   $    145   $  5,370   $  2,139   $    494         --
At Dec. 31, 2002      $     99   $    181   $     56   $    412   $  2,696   $    396   $  3,845   $  1,190   $    197   $     16
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --       0.34%      0.43%      0.24%      0.28%      0.23%      0.24%      0.23%        --
For the year ended
  Dec. 31, 2002           0.08%      0.06%      0.55%      0.57%      0.51%      0.56%      0.50%      0.50%      0.47%      0.30%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.40%      1.60%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.65%        --
For the year ended
  Dec. 31, 2002           1.40%      1.60%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.65%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (32.43%)   (32.47%)   (17.39%)   (17.39%)   (17.48%)   (18.48%)   (17.53%)   (17.78%)   (18.60%)       --
For the year ended
  Dec. 31, 2002         (26.00%)   (26.92%)   (22.37%)   (22.37%)   (22.35%)   (22.67%)   (22.83%)   (22.97%)   (22.86%)   (21.00%)
---------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                      USVA2(4)   WSVA6(5)   USVA4(4)   WSVA5(5)   WSVA8(6)   WSVA2(5)     USPF1      USPF2      USPF3      USPF4
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --   $   0.92   $   0.92   $   0.92   $   0.92
At Dec. 31, 2001            --         --         --         --         --         --   $   0.80   $   0.80   $   0.80   $   0.80
At Dec. 31, 2002      $   0.79   $   0.79   $   0.79   $   0.79   $   0.96         --   $   0.61   $   0.61   $   0.61   $   0.61
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --        112      1,567        817      1,756
At Dec. 31, 2002            67         28         45         35          3         --        360      3,995      2,290      4,960
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --   $     90   $  1,251   $    657   $  1,398
At Dec. 31, 2002      $     52   $     22   $     35   $     27   $      3         --   $    221   $  2,446   $  1,402   $  3,022
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --       1.15%      1.20%      1.03%      1.08%
For the year ended
  Dec. 31, 2002           0.46%      0.23%      0.55%      0.35%      0.99%        --       1.11%      1.04%      1.07%      1.04%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --       1.00%      1.10%      1.25%      1.35%
For the year ended
  Dec. 31, 2002           1.10%      1.25%      1.35%      1.40%      1.60%      1.65%      1.00%      1.10%      1.25%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --     (13.04%)   (13.04%)   (13.04%)   (13.04%)
For the year ended
  Dec. 31, 2002         (21.00%)   (21.00%)   (21.00%)   (21.00%)    (4.00%)       --     (23.75%)   (23.75%)   (23.75%)   (23.75%)
---------------------------------------------------------------------------------------------------------------------------------



                      UABA1(4)   UABA2(4)   UABA3(4)   UABA4(4)   WABA5(6)   WABA8(6)   UAAD1(4)   UAAD2(4)   UAAD3(4)   UAAD4(4)
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002      $   0.76   $   0.76   $   0.76   $   0.76   $   0.95   $   0.95   $   0.75         --   $   0.75   $   0.75
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002           113        711         90        517         11         --         30         --         28         18
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002      $     86   $    539   $     68   $    391   $     10         --   $     23         --   $     21   $     13
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002           0.01%        --         --       0.01%      0.01%        --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002           1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.00%      1.10%      1.25%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002         (24.00%)   (24.00%)   (24.00%)   (24.00%)    (5.00%)    (5.00%)   (25.00%)       --     (25.00%)   (25.00%)
---------------------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                      WAAD5(7)   WAAD8(7)   UAVA1(4)   UAVA2(4)   UAVA3(4)   UAVA4(4)   WAVA5(8)   WAVA8(8)     UGIP1      UGIP2
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --   $   0.97   $   0.97
At Dec. 31, 2001            --         --         --         --         --         --         --         --   $   0.97   $   0.96
At Dec. 31, 2002            --         --   $   0.78   $   0.78   $   0.78   $   0.78         --         --   $   0.74   $   0.74
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --        640      3,601
At Dec. 31, 2002            --         --          3         30         --          1         --         --      1,341      8,241
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --   $    618   $  3,469
At Dec. 31, 2002            --         --   $      3   $     23         --         --         --         --   $    996   $  6,105
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --       0.53%      0.35%
For the year ended
  Dec. 31, 2002             --         --       3.08%      1.26%      0.63%      1.63%      0.41%      0.43%      0.49%      0.55%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --       1.00%      1.10%
For the year ended
  Dec. 31, 2002           1.40%      1.60%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.00%      1.10%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --       0.00%     (1.03%)
For the year ended
  Dec. 31, 2002             --         --     (22.00%)   (22.00%)   (22.00%)   (22.00%)       --         --     (23.71%)   (22.92%)
---------------------------------------------------------------------------------------------------------------------------------


                        UGIP3      UGIP4    WGIP5(7)   WGIP8(7)     UPRG1      UPRG2      UPRG3      UPRG4      EPP       SPGR1
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   0.97   $   0.97         --         --   $   0.80   $   0.80   $   0.80   $   0.80   $   0.96   $   0.86
At Dec. 31, 2001      $   0.96   $   0.96         --         --   $   0.65   $   0.65   $   0.65   $   0.65   $   0.79   $   0.70
At Dec. 31, 2002      $   0.74   $   0.74   $   0.95   $   0.95   $   0.45   $   0.45   $   0.45   $   0.44   $   0.54   $   0.48
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001         2,152      4,722         --         --        741      3,531      1,944      5,808      2,574      7,466
At Dec. 31, 2002         3,898     10,906          2          1      1,003      4,459      2,042      7,706      2,312      4,631
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $  2,075   $  4,531         --         --   $    485   $  2,308   $  1,268   $  3,782   $  2,021   $  5,227
At Dec. 31, 2002      $  2,881   $  8,027   $      2   $      1   $    450   $  1,994   $    909   $  3,423   $  1,238   $  2,207
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           0.46%      0.45%        --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002           0.56%      0.57%        --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.25%      1.35%        --         --       1.00%      1.10%      1.25%      1.35%      1.40%      1.60%
For the year ended
  Dec. 31, 2002           1.25%      1.35%      1.40%      1.60%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001          (1.03%)    (1.03%)       --         --     (18.75%)   (18.75%)   (18.75%)   (18.75%)   (17.71%)   (18.60%)
For the year ended
  Dec. 31, 2002         (22.92%)   (22.92%)    (5.00%)    (5.00%)   (30.77%)   (30.77%)   (30.77%)   (32.31%)   (31.65%)  (31.43%)
---------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                        UTEC1      UTEC2      UTEC3      UTEC4       ETC       STEC1    UAGR1(4)   UAGR2(4)   UAGR3(4)   UAGR4(4)
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   0.69   $   0.69   $   0.69   $   0.69   $   1.08   $   0.70         --         --         --         --
At Dec. 31, 2001      $   0.51   $   0.51   $   0.51   $   0.51   $   0.79   $   0.51         --         --         --         --
At Dec. 31, 2002      $   0.30   $   0.29   $   0.29   $   0.29   $   0.46   $   0.29   $   0.91   $   0.91   $   0.91   $   0.91
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001           364      1,387        793      2,237      1,958   $  6,380         --         --         --         --
At Dec. 31, 2002           372      1,530        684      2,423      1,387      3,655          9         41          1         71
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $    186   $    709   $    404   $  1,140   $  1,555   $  3,256         --         --         --         --
At Dec. 31, 2002      $    110   $    450   $    201   $    709   $    632   $  1,069   $      8   $     37   $      1   $     64
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --       0.05%      0.03%      0.84%      0.01%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.00%      1.10%      1.25%      1.35%      1.40%      1.60%        --         --         --         --
For the year ended
  Dec. 31, 2002           1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.00%      1.10%      1.25%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (26.09%)   (26.09%)   (26.09%)   (26.09%)   (26.85%)   (27.14%)       --         --         --         --
For the year ended
  Dec. 31, 2002         (41.18%)   (43.14%)   (43.14%)   (43.14%)   (41.77%)   (43.14%)    (9.00%)    (9.00%)    (9.00%)    (9.00%)
---------------------------------------------------------------------------------------------------------------------------------


                      UFCO1(4)   UFCO2(4)   UFCO3(4)   UFCO4(4)   WFCO5(7)   WFCO8(7)   UFGR1(4)   UFGR2(4)   UFGR3(4)   UFGR4(4)
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002      $   0.86   $   0.86   $   0.86   $   0.86   $   0.97         --   $   0.75   $   0.75   $   0.75   $   0.75
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002           209        740        115        395          8         --         18        108         31        108
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002      $    181   $    639   $     99   $    341   $      8         --   $     13   $     80   $     23   $     80
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002           1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.00%      1.10%      1.25%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002         (14.00%)   (14.00%)   (14.00%)   (14.00%)    (3.00%)       --     (25.00%)   (25.00%)   (25.00%)   (25.00%)
---------------------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                      WFGR5(8)   WFGR8(8)   UFMC1(4)   UFMC2(4)   WMDC6(9)   UFMC4(4)   WMDC5(9)   WMDC8(8)   WMDC2(9)   UFOV1(4)
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000                       --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --   $   1.06         --   $   1.06         --   $   1.06         --
At Dec. 31, 2002      $   0.73         --   $   0.85   $   0.85   $   0.95   $   0.85   $   0.94   $   0.89   $   0.94   $   0.75
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --        522         --         94         --          8         --
At Dec. 31, 2002            14         --         94        773      1,445        503        250         27         42         23
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --   $    556         --   $    100         --   $      8         --
At Dec. 31, 2002      $     10         --   $     80   $    655   $  1,366   $    426   $    236   $     24   $     40   $     17
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --       0.52%        --       0.52%        --       0.35%        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --       1.25%        --       1.40%        --       1.65%        --
For the year ended
  Dec. 31, 2002           1.40%      1.60%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.65%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --       6.00%        --       6.00%        --       6.00%        --
For the year ended
  Dec. 31, 2002         (27.00%)       --     (15.00%)   (15.00%)   (10.38%)   (15.00%)   (11.32%)   (11.00%)   (11.32%)   (25.00%)
---------------------------------------------------------------------------------------------------------------------------------


                      UFOV2(4)   UFOV3(4)   UFOV4(4)   URES1(4)   URES2(4)     WRES6    URES4(4)     ERE        SRES1      WRES2
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --   $   1.34         --   $   1.25   $   1.32   $   1.18
At Dec. 31, 2001            --         --         --         --         --   $   1.42         --   $   1.33   $   1.40   $   1.25
At Dec. 31, 2002      $   0.75   $   0.75   $   0.75   $   0.93   $   0.93   $   1.43   $   0.93   $   1.34   $   1.41   $   1.26
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --        488         --        325        685         11
At Dec. 31, 2002            20         15          4         14         35      1,015          8        542        967         58
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --   $    695         --   $    434   $    959   $     14
At Dec. 31, 2002      $     15   $     11   $      3   $     13   $     33   $  1,457   $      7   $    728   $  1,359   $     73
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --       3.86%        --       4.93%      4.95%      3.29%
For the year ended
  Dec. 31, 2002             --         --         --       0.09%      0.05%      2.60%      0.23%      2.68%      3.15%      1.37%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --       1.25%        --       1.40%      1.60%      1.65%
For the year ended
  Dec. 31, 2002           1.10%      1.25%      1.35%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.65%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --       5.97%        --       6.40%      6.06%      5.93%
For the year ended
  Dec. 31, 2002         (25.00%)   (25.00%)   (25.00%)    (7.00%)    (7.00%)     0.70%     (7.00%)     0.75%      0.71%      0.80%
---------------------------------------------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                        USMC1      USMC2      PSMC1      USMC4      WSMC5    WSMC8(8)     WSMC2    UVAS1(4)   UVAS2(4)     PVAS1
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   0.90   $   0.90   $   1.21   $   0.90   $   0.61         --   $   0.60         --         --   $   1.29
At Dec. 31, 2001      $   0.75   $   0.75   $   1.01   $   0.75   $   0.51         --   $   0.50         --         --   $   1.45
At Dec. 31, 2002      $   0.53   $   0.53   $   0.71   $   0.53   $   0.36         --   $   0.35   $   0.80   $   0.80   $   1.30
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001           312      2,165      2,844      4,683        723         --        348         --         --          2
At Dec. 31, 2002           656      4,074      4,574      4,909        967         --        331         24        127         47
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $    235   $  1,630   $  2,884   $  3,514   $    366         --   $    175         --         --   $      3
At Dec. 31, 2002      $    350   $  2,165   $  3,261   $  2,592   $    344         --   $    117   $     19   $    102   $     61
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           0.28%      0.33%      0.33%      0.33%      0.33%        --       0.37%        --         --       0.58%
For the year ended
  Dec. 31, 2002           0.22%      0.24%      0.26%      0.29%      0.27%      0.31%      0.23%      0.01%        --       0.27%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.00%      1.10%      1.25%      1.35%      1.40%        --       1.65%        --         --       1.25%
For the year ended
  Dec. 31, 2002           1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.65%      1.00%      1.10%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (16.67%)   (16.67%)   (16.53%)   (16.67%)   (16.39%)       --     (16.67%)       --         --      12.40%
For the year ended
  Dec. 31, 2002         (29.33%)   (29.33%)   (29.70%)   (29.33%)   (29.41%)       --     (30.00%)   (20.00%)   (20.00%)   (10.34%)
---------------------------------------------------------------------------------------------------------------------------------



                      UVAS4(4)   WVAS5(8)   WVAS8(8)   WVAS2(5)     UMSS1      UMSS2      PMSS1      UMSS4      EMU        SMSS1
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
   VALUE
At Dec. 31, 2000            --         --         --         --   $   1.09   $   1.09   $   1.16   $   1.09   $   1.17   $   1.19
At Dec. 31, 2001            --         --         --         --   $   1.16   $   1.16   $   1.22   $   1.15   $   1.23   $   1.25
At Dec. 31, 2002      $   0.80   $   0.88         --   $   0.79   $   1.01   $   1.01   $   1.06   $   1.00   $   1.07   $   1.09
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001            --         --         --         --         61      1,321        252      1,374        546        473
At Dec. 31, 2002            61         55         --          4        753      5,681      2,393      6,327        966        690
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --   $     71   $  1,530   $    307   $  1,585   $    674   $    593
At Dec. 31, 2002      $     49   $     48         --   $      3   $    762   $  5,737   $  2,547   $  6,347   $  1,037   $    751
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --       1.62%      0.63%      1.02%      1.21%      2.10%      3.19%
For the year ended
  Dec. 31, 2002             --       0.44%      1.04%      0.08%      0.75%      0.89%      0.87%      0.91%      0.96%      1.38%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --       1.00%      1.10%      1.25%      1.35%      1.40%      1.60%
For the year ended
  Dec. 31, 2002           1.35%      1.40%      1.60%      1.65%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --       6.42%      6.42%      5.17%      5.50%      5.13%      5.04%
For the year ended
  Dec. 31, 2002         (20.00%)   (12.00%)       --     (21.00%)   (12.93%)   (12.93%)   (13.11%)   (13.04%)   (13.01%)   (12.80%)
---------------------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                        WMSS2      UINT1      UINT2      UINT3      UINT4    WINT5(8)   WINT8(8)     UGRS1      UGRS2      UGRS3
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.11   $   1.02   $   1.02   $   1.02   $   1.02         --         --   $   0.95   $   0.95   $   0.95
At Dec. 31, 2001      $   1.17   $   0.85   $   0.85   $   0.84   $   0.84         --         --   $   0.71   $   0.70   $   0.70
At Dec. 31, 2002      $   1.02   $   0.68   $   0.68   $   0.68   $   0.68   $   0.84   $   0.84   $   0.50   $   0.50   $   0.50
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            41        324        887        514      1,576         --         --        326      2,288        662
At Dec. 31, 2002           123        513      2,059        866      2,373        286        330        421      3,137        875
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $     48   $    275   $    750   $    433   $  1,327         --         --   $    230   $  1,610   $    469
At Dec. 31, 2002      $    125   $    350   $  1,402   $    588   $  1,605   $    240   $    276   $    213   $  1,579   $    441
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           0.04%      2.18%      1.23%      1.23%      2.64%        --         --       0.02%      0.02%      0.03%
For the year ended
  Dec. 31, 2002           0.71%      1.41%      1.64%      1.65%      1.92%      3.03%      4.10%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.65%      1.00%      1.10%      1.25%      1.35%        --         --       1.00%      1.10%      1.25%
For the year ended
  Dec. 31, 2002           1.65%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.00%      1.10%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001           5.41%    (16.67%)   (16.67%)   (17.65%)   (17.65%)       --         --     (25.26%)   (26.32%)   (26.32%)
For the year ended
  Dec. 31, 2002         (12.82%)   (20.00%)   (20.00%)   (19.05%)   (19.05%)   (16.00%)   (16.00%)   (29.58%)   (28.57%)   (28.57%)
---------------------------------------------------------------------------------------------------------------------------------


                        UGRS4      UNDS1      UNDS2      PSND1      UNDS4    WSND5(8)   WSND8(8)     UTRS1      UTRS2      PSTR1
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   0.95   $   1.01   $   1.01   $   0.93   $   1.01         --         --   $   1.12   $   1.12   $   1.06
At Dec. 31, 2001      $   0.70   $   0.95   $   0.95   $   0.87   $   0.94         --         --   $   1.10   $   1.10   $   1.05
At Dec. 31, 2002      $   0.50   $   0.64   $   0.64   $   0.58   $   0.63   $   0.73         --   $   1.04   $   1.03   $   0.98
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001         1,928        115        317        293        454         --         --        792      3,440      1,861
At Dec. 31, 2002         2,832        165        569        441        832         20         --      1,585      7,687      3,949
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $  1,352   $    109   $    300   $    258   $    428         --         --   $    875   $  3,794   $  1,953
At Dec. 31, 2002      $  1,416   $    106   $    363   $    260   $    527   $     15         --   $  1,640   $  7,937   $  3,873
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           0.04%        --         --         --         --         --         --       0.90%      0.88%      0.89%
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --       1.39%      1.43%      1.41%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.35%      1.00%      1.10%      1.25%      1.35%        --         --       1.00%      1.10%      1.25%
For the year ended
  Dec. 31, 2002           1.35%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.00%      1.10%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (26.32%)    (5.94%)    (5.94%)    (6.45%)    (6.93%)       --         --      (1.79%)    (1.79%)    (0.94%)
For the year ended
  Dec. 31, 2002         (28.57%)   (32.63%)   (32.63%)   (33.33%)   (32.98%)   (27.00%)       --      (5.45%)    (6.36%)    (6.67%)
---------------------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                        UTRS4    WSTR5(8)   WSTR8(8)   USUT1(4)   USUT2(4)     PSUT1    USUT4(4)   WSUT5(8)   WSUT8(8)   UOCA1(4)
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.11         --         --         --         --   $   1.01         --         --         --         --
At Dec. 31, 2001      $   1.10         --         --         --         --   $   0.75         --         --         --         --
At Dec. 31, 2002      $   1.03   $   0.93   $   0.93   $   0.87   $   0.87   $   0.57   $   0.87   $   0.85         --   $   0.78
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001         3,493         --         --         --         --        126         --         --         --         --
At Dec. 31, 2002         8,646         11          6         --         23        209          5          6         --          9
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $  3,839         --         --         --         --   $     95         --         --         --         --
At Dec. 31, 2002      $  8,870   $     10   $      5         --   $     20   $    119   $      5   $      5         --   $      7
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           0.87%        --         --         --         --       2.76%        --         --         --         --
For the year ended
  Dec. 31, 2002           1.46%      0.06%      0.03%        --         --       2.30%        --       0.02%      3.10%        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.35%        --         --         --         --       1.25%        --         --         --         --
For the year ended
  Dec. 31, 2002           1.35%      1.40%      1.60%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001          (0.90%)       --         --         --         --     (25.74%)       --         --         --         --
For the year ended
  Dec. 31, 2002          (6.36%)    (7.00%)    (7.00%)   (13.00%)   (13.00%)   (24.00%)   (13.00%)   (15.00%)       --     (22.00%)
---------------------------------------------------------------------------------------------------------------------------------



                      UOCA2(4)   UOCA3(4)   UOCA4(4)   WOCA5(7)   WOCA8(7)   UOGS1(4)   UOGS2(4)   WOGS6(5)   UOGS4(4)   WOGS5(5)
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002      $   0.78   $   0.78   $   0.78   $   0.97         --   $   0.77   $   0.77   $   0.77   $   0.77   $   0.77
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002           141         39        163         --         --         25        123        190         56         12
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002      $    111   $     30   $    127         --         --   $     19   $     95   $    147   $     43   $      9
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002           1.10%      1.25%      1.35%      1.40%      1.60%      1.00%      1.10%      1.25%      1.35%      1.40%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002         (22.00%)   (22.00%)   (22.00%)    (3.00%)       --     (23.00%)   (23.00%)   (23.00%)   (23.00%)   (23.00%)
---------------------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                      WOGS8(7)   WOGS2(5)   UOHI1(4)   UOHI2(4)   UOHI3(4)   UOHI4(4)   UOSM1(4)   UOSM2(4)   UOSM3(4)   UOSM4(4)
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002      $   0.93         --   $   0.96   $   0.96   $   0.96   $   0.96   $   0.79   $   0.79   $   0.79   $   0.79
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002             9         --         18        136          4         76         33        199         65         87
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002      $      8         --   $     18   $    131   $      4   $     73   $     26   $    158   $     52   $     69
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002           1.60%      1.65%      1.00%      1.10%      1.25%      1.35%      1.00%      1.10%      1.25%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002          (7.00%)       --      (4.00%)    (4.00%)    (4.00%)    (4.00%)   (21.00%)   (21.00%)   (21.00%)   (21.00%)
---------------------------------------------------------------------------------------------------------------------------------



                      WOSM5(6)   WOSM8(6)   USTB1(4)   USTB2(4)   WSTB6(5)   USTB4(4)   WSTB5(5)   WSTB8(7)   WSTB2(5)     UGIN1
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --   $   1.07
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --   $   0.99
At Dec. 31, 2002      $   0.95   $   0.95   $   1.04   $   1.04   $   1.03   $   1.03   $   1.03         --         --   $   0.79
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --        287
At Dec. 31, 2002             4         13         38        161        212        148         10         --         --        379
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --   $    285
At Dec. 31, 2002      $      3   $     12   $     39   $    167   $    219   $    153   $     10         --         --   $    301
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --       0.19%
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --       1.73%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --       1.00%
For the year ended
  Dec. 31, 2002           1.40%      1.60%      1.00%      1.10%      1.25%      1.35%      1.40%      1.60%      1.65%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --      (7.48%)
For the year ended
  Dec. 31, 2002          (5.00%)    (5.00%)     4.00%      4.00%      3.00%      3.00%      3.00%        --         --     (20.20%)
---------------------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                        UGIN2      PGIN1      UGIN4       EPG     WGIN8(8)   UIGR1(4)   UIGR2(4)     PIGR1    UIGR4(4)     EPL
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.07   $   1.03   $   1.07   $   1.26         --         --         --   $   1.15         --   $   1.19
At Dec. 31, 2001      $   0.99   $   0.95   $   0.98   $   1.16         --         --         --   $   0.90         --   $   0.93
At Dec. 31, 2002      $   0.79   $   0.76   $   0.79   $   0.93         --   $   0.80   $   0.80   $   0.73   $   0.79   $   0.76
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001         1,166        963      1,109      6,280         --         --         --      4,731         --      1,775
At Dec. 31, 2002         1,991      1,583      1,879      5,706         --         33        436      4,994        544      1,856
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $  1,153   $    918   $  1,091   $  7,290         --         --         --   $  4,269         --   $  1,651
At Dec. 31, 2002      $  1,576   $  1,208   $  1,478   $  5,291         --   $     26   $    347   $  3,662   $    432   $  1,401
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           0.44%      0.70%      0.72%      1.62%        --         --         --       0.25%        --       0.31%
For the year ended
  Dec. 31, 2002           1.39%      1.37%      1.33%      1.59%      1.89%        --         --       0.83%        --       0.87%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.10%      1.25%      1.35%      1.40%        --         --         --       1.25%        --       1.40%
For the year ended
  Dec. 31, 2002           1.10%      1.25%      1.35%      1.40%      1.60%      1.00%      1.10%      1.25%      1.35%      1.40%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001          (7.48%)    (7.77%)    (8.41%)    (7.94%)       --         --         --     (21.74%)       --     (21.85%)
For the year ended
  Dec. 31, 2002         (20.20%)   (20.00%)   (19.39%)   (19.83%)       --     (20.00%)   (20.00%)   (18.89%)   (21.00%)   (18.28%)
---------------------------------------------------------------------------------------------------------------------------------



                      WIGR8(8)     WIGR2    UPRE1(4)   UPRE2(4)   UPRE3(4)   UPRE4(4)     UVIS1      UVIS2      UVIS3      UVIS4
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --   $   0.75         --         --         --         --   $   0.92   $   0.92   $   0.92   $   0.92
At Dec. 31, 2001            --   $   0.59         --         --         --         --   $   0.60   $   0.60   $   0.60   $   0.60
At Dec. 31, 2002      $   0.85   $   0.47   $   0.81   $   0.81         --   $   0.81   $   0.42   $   0.41   $   0.41   $   0.41
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --        730         --         --         --         --        265      2,325      1,024      7,086
At Dec. 31, 2002             7        666          1         57         --          7        163      2,476      1,020      3,391
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --   $    427         --         --         --         --   $    160   $  1,403   $    618   $  4,260
At Dec. 31, 2002      $      6   $    315         --   $     46         --   $      5   $     68   $  1,026   $    422   $  1,396
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --       0.27%        --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002           0.03%      0.85%        --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --       1.65%        --         --         --         --       1.00%      1.10%      1.25%      1.35%
For the year ended
  Dec. 31, 2002           1.60%      1.65%      1.00%      1.10%      1.25%      1.35%      1.00%      1.10%      1.25%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --     (21.33%)       --         --         --         --     (34.78%)   (34.78%)   (34.78%)   (34.78%)
For the year ended
  Dec. 31, 2002         (15.00%)   (20.34%)   (19.00%)   (19.00%)       --     (19.00%)   (30.00%)   (31.67%)   (31.67%)   (31.67%)
---------------------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                                                                                                     EPT      WVIS8(8)     WVIS2
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000                                                                                   $   1.40         --   $   0.73
At Dec. 31, 2001                                                                                   $   0.92         --   $   0.48
At Dec. 31, 2002                                                                                   $   0.63         --   $   0.33
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                                                        782         --        668
At Dec. 31, 2002                                                                                        888         --        608
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                                                                   $    717         --   $    321
At Dec. 31, 2002                                                                                   $    558         --   $    199
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001                                                                                          --         --         --
For the year ended
  Dec. 31, 2002                                                                                          --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001                                                                                        1.40%        --       1.65%
For the year ended
  Dec. 31, 2002                                                                                        1.40%      1.60%      1.65%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001                                                                                      (34.29%)       --     (34.25%)
For the year ended
  Dec. 31, 2002                                                                                      (31.52%)       --     (31.25%)
---------------------------------------------------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.
(4) Operations commenced on May 21, 2002.
(5) Operations commenced on May 1, 2002.
(6) Operations commenced on July 31, 2002.
(7) Operations commenced on Aug. 30, 2002.
(8) Operations commenced on March 1, 2002.
(9) Operations commenced on May 1, 2001.




                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
            AMERICAN EXPRESS INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

                                                               45281-20 C (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               AMERICAN EXPRESS NEW SOLUTIONS(R) VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                               p.  3
Calculating Annuity Payouts                           p. 18
Rating Agencies                                       p. 19
Principal Underwriter                                 p. 19
Independent Auditors                                  p. 19
Condensed Financials                                  p. 20
Financial Statements


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                 P(1+T)(TO THE POWER OF n) = ERV

where:                    P =  a hypothetical initial payment of $1,000
                          T =  average annual total return
                          n =  number of years
                        ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002


                                                                               PERFORMANCE OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT   INVESTING IN:                                                       1 YEAR        COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UCMG4           Cash Management Fund (5/00; 10/81)(1)                            (8.03%)          (1.30%)
UFIF4           Federal Income Fund (5/00; 9/99)                                 (3.81)            2.77
UMGD4           Managed Fund (5/00; 4/86)                                       (20.82)          (13.79)
UNDM4           NEW DIMENSIONS FUND(R)(5/00; 5/96)                              (28.97)          (21.62)
USPF4           S&P 500 Index Fund (5/00; 5/00)                                 (29.44)          (20.12)
USCA4           Small Cap Advantage Fund (5/00; 9/99)                           (24.58)          (11.92)
             AIM V.I
UCAP4           Capital Appreciation Fund,
                Series I Shares (5/00; 5/93)                                    (31.20)          (25.72)
UDDT4           Dent Demographic Trends Fund,
                Series I Shares (5/00; 12/99)                                   (38.32)          (32.95)
UVAL4           Premier Equity Fund, Series I Shares (5/00; 5/93)               (36.56)          (24.51)
             ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP4           AllianceBernstein Growth and Income Portfolio
                (Class B) (5/00; 1/91)(2)                                       (29.30)          (14.01)
UPRG4           AllianceBernstein Premier Growth Portfolio
                (Class B) (5/00; 6/92)(3)                                       (37.09)          (29.37)
UTEC4           AllianceBernstein Technology Portfolio
                (Class B) (5/00; 1/96)(4)                                       (47.04)          (39.98)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                  1 YEAR          5 YEARS        10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG4         Cash Management Fund (5/00; 10/81)(1)                        (8.03%)          0.87%           2.16%           4.01%
UFIF4         Federal Income Fund (5/00; 9/99)                             (3.81)             --              --            2.21
UMGD4         Managed Fund (5/00; 4/86)                                   (20.82)          (2.90)           4.39            6.48
UNDM4         NEW DIMENSIONS FUND(R)(5/00; 5/96)                          (28.97)          (3.02)             --            2.60
USPF4         S&P 500 Index Fund (5/00; 5/00)                             (29.44)             --              --          (20.53)
USCA4         Small Cap Advantage Fund (5/00; 9/99)                       (24.58)             --              --           (6.55)
            AIM V.I
UCAP4         Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)                                (31.20)          (5.30)             --            5.16
UDDT4         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                               (38.32)             --              --          (30.77)
UVAL4         Premier Equity Fund, Series I Shares (5/00; 5/93)           (36.56)          (5.23)             --            5.67
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP4         AllianceBernstein Growth and Income Portfolio
              (Class B) (5/00; 1/91)(2)                                   (29.30)           0.34            8.92            8.03
UPRG4         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(3)                                   (37.09)          (4.50)           7.04            7.90
UTEC4         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(4)                                   (47.04)          (3.46)             --           (0.41)


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                 PERFORMANCE OF THE SUBACCOUNT
                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR        COMMENCEMENT
            EVERGREEN VA
UEGL4         Global Leaders Fund - Class 1 (5/00; 3/97)                           (27.49%)         (17.83%)
UEGI4         Growth and Income Fund - Class 1 (5/00; 3/96)                        (23.08)          (13.23)
UEMS4         Masters Fund - Class 1 (5/00; 1/99)                                  (33.24)          (21.27)
UEOM4         Omega Fund - Class 1 (5/00; 3/97)                                    (32.13)          (25.74)
UESC4         Small Cap Value Fund - Class 1 (5/00; 5/98)                          (20.53)            3.21
UESI4         Strategic Income Fund - Class 1 (5/00; 3/97)                           5.26             5.50
            FIDELITY(R) VIP
UCOF4         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)                 (17.65)          (13.34)
UHIP4         High Income Portfolio Service Class (5/00; 9/85)(5)                   (5.81)          (14.27)
UMDC4         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                     (18.08)           (2.32)
            FTVIPT
USMC4         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(6)                   (35.13)          (24.44)
UMSS4         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)                                             (19.82)           (3.01)
UDMS4         Templeton Developing Markets
              Securities Fund - Class 2 (5/00; 3/96)(7)                            (9.23)          (12.12)
UINT4         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                              (25.94)          (16.77)
            MFS(R)
UGRS4         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                                        (34.25)          (26.03)
UNDS4         New Discovery Series -
              Service Class (5/00; 5/98)(9)                                        (37.96)          (18.87)
UTRS4         Total Return Series -
              Service Class (5/00; 1/95)(9)                                        (13.95)           (2.19)
            PUTNAM VARIABLE TRUST
UGIN4         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                                     (26.33)          (11.76)
UINO4         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                              (21.47)          (28.82)
UVIS4         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                                     (36.87)          (31.42)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR          5 YEARS        10 YEARS      COMMENCEMENT
            EVERGREEN VA
UEGL4         Global Leaders Fund - Class 1 (5/00; 3/97)                 (27.49%)         (4.41%)            --%         (2.52%)
UEGI4         Growth and Income Fund - Class 1 (5/00; 3/96)              (23.08)          (4.71)             --           3.36
UEMS4         Masters Fund - Class 1 (5/00; 1/99)                        (33.24)             --              --          (9.99)
UEOM4         Omega Fund - Class 1 (5/00; 3/97)                          (32.13)          (3.06)             --          (1.00)
UESC4         Small Cap Value Fund - Class 1 (5/00; 5/98)                (20.53)             --              --           3.47
UESI4         Strategic Income Fund - Class 1 (5/00; 3/97)                 5.26            2.37              --           2.82
            FIDELITY(R) VIP
UCOF4         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)       (17.65)           0.29              --           9.90
UHIP4         High Income Portfolio Service Class (5/00; 9/85)(5)         (5.81)          (9.12)           1.30           4.58
UMDC4         Mid Cap Portfolio Service Class (5/00; 12/98)(5)           (18.08)             --              --          12.24
            FTVIPT
USMC4         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(6)         (35.13)          (2.10)             --           4.91
UMSS4         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)                                   (19.82)           0.76              --           4.05
UDMS4         Templeton Developing Markets
              Securities Fund - Class 2 (5/00; 3/96)(7)                   (9.23)          (8.53)             --         (11.89)
UINT4         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                    (25.94)          (5.21)           5.60           4.47
            MFS(R)
UGRS4         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                              (34.25)             --              --         (12.29)
UNDS4         New Discovery Series -
              Service Class (5/00; 5/98)(9)                              (37.96)             --              --          (0.77)
UTRS4         Total Return Series -
              Service Class (5/00; 1/95)(9)                              (13.95)           1.67              --           8.43
            PUTNAM VARIABLE TRUST
UGIN4         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                           (26.33)          (3.95)           6.31           8.15
UINO4         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                    (21.47)          (5.48)             --          (4.82)
UVIS4         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                           (36.87)          (7.17)             --          (2.86)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.20% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

See accompanying notes to the performance information.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002


                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR        COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG4         Cash Management Fund (5/00; 10/81)(1)                             (0.90%)           1.22%
UFIF4         Federal Income Fund (5/00; 9/99)                                   3.69             5.30
UMGD4         Managed Fund (5/00; 4/86)                                        (14.81)          (11.63)
UNDM4         NEW DIMENSIONS FUND(R)(5/00; 5/96)                               (23.66)          (19.67)
USPF4         S&P 500 Index Fund (5/00; 5/00)                                  (24.17)          (18.14)
USCA4         Small Cap Advantage Fund (5/00; 9/99)                            (18.89)           (9.74)
            AIM V.I.
UCAP4         Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)                                     (26.09)          (23.88)
UDDT4         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                                    (33.83)          (31.31)
UVAL4         Premier Equity Fund, Series I Shares (5/00; 5/93)                (31.91)          (22.65)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP4         AllianceBernstein Growth and Income Portfolio
              (Class B) (5/00; 1/91)(2)                                        (24.03)          (11.88)
UPRG4         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(3)                                        (32.49)          (27.62)
UTEC4         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(4)                                        (43.31)          (38.53)
            EVERGREEN VA
UEGL4         Global Leaders Fund - Class 1 (5/00; 3/97)                       (22.05)          (15.80)
UEGI4         Growth and Income Fund - Class 1 (5/00; 3/96)                    (17.26)          (11.07)
UEMS4         Masters Fund - Class 1 (5/00; 1/99)                              (28.31)          (19.32)
UEOM4         Omega Fund - Class 1 (5/00; 3/97)                                (27.10)          (23.91)
UESC4         Small Cap Value Fund - Class 1 (5/00; 5/98)                      (14.49)            5.73
UESI4         Strategic Income Fund - Class 1 (5/00; 3/97)                      13.26             7.94
            FIDELITY(R) VIP
UCOF4         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)             (11.36)          (11.17)
UHIP4         High Income Portfolio Service Class (5/00; 9/85)(5)                1.51           (12.09)
UMDC4         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                 (11.82)            0.11
            FTVIPT
USMC4         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(6)               (30.36)          (22.58)
UMSS4         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)                                         (13.71)           (0.59)
UDMS4         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(7)                                    (2.20)           (9.92)
UINT4         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                          (20.37)          (14.73)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR          5 YEARS       10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG4         Cash Management Fund (5/00; 10/81)(1)                     (0.90%)          2.00%           2.16%           4.01%
UFIF4         Federal Income Fund (5/00; 9/99)                           3.69              --              --            4.18
UMGD4         Managed Fund (5/00; 4/86)                                (14.81)          (1.83)           4.39            6.48
UNDM4         NEW DIMENSIONS FUND(R)(5/00; 5/96)                       (23.66)          (1.97)             --            2.99
USPF4         S&P 500 Index Fund (5/00; 5/00)                          (24.17)             --              --          (18.62)
USCA4         Small Cap Advantage Fund (5/00; 9/99)                    (18.89)             --              --           (4.67)
            AIM V.I.
UCAP4         Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)                             (26.09)          (4.28)             --            5.16
UDDT4         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                            (33.83)             --              --          (29.26)
UVAL4         Premier Equity Fund, Series I Shares (5/00; 5/93)        (31.91)          (4.23)             --            5.67
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP4         AllianceBernstein Growth and Income Portfolio
              (Class B) (5/00; 1/91)(2)                                (24.03)           1.42            8.92            8.03
UPRG4         AllianceBernstein Premier Growth Portfolio
              (Class B) (5/00; 6/92)(3)                                (32.49)          (3.49)           7.04            7.90
UTEC4         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(4)                                (43.31)          (2.48)             --           (0.05)
            EVERGREEN VA
UEGL4         Global Leaders Fund - Class 1 (5/00; 3/97)               (22.05)          (3.38)             --           (1.77)
UEGI4         Growth and Income Fund - Class 1 (5/00; 3/96)            (17.26)          (3.67)             --            3.72
UEMS4         Masters Fund - Class 1 (5/00; 1/99)                      (28.31)             --              --           (8.54)
UEOM4         Omega Fund - Class 1 (5/00; 3/97)                        (27.10)          (2.03)             --           (0.25)
UESC4         Small Cap Value Fund - Class 1 (5/00; 5/98)              (14.49)             --              --            4.58
UESI4         Strategic Income Fund - Class 1 (5/00; 3/97)              13.26            3.44              --            3.56
            FIDELITY(R) VIP
UCOF4         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)     (11.36)           1.39              --            9.90
UHIP4         High Income Portfolio Service Class (5/00; 9/85)(5)        1.51           (8.10)           1.30            4.58
UMDC4         Mid Cap Portfolio Service Class (5/00; 12/98)(5)         (11.82)             --              --           13.28
            FTVIPT
USMC4         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(6)       (30.36)          (1.06)             --            4.91
UMSS4         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)                                 (13.71)           1.86              --            4.44
UDMS4         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(7)                            (2.20)          (7.51)             --          (11.54)
UINT4         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                  (20.37)          (4.18)           5.60            4.47


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                              SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR       COMMENCEMENT
            MFS(R)
UGRS4         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                     (29.40%)         (24.20%)
UNDS4         New Discovery Series -
              Service Class (5/00; 5/98)(9)                     (33.43)          (16.88)
UTRS4         Total Return Series -
              Service Class (5/00; 1/95)(9)                      (7.34)            0.28
            PUTNAM VARIABLE TRUST
UGIN4         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                  (20.79)           (9.57)
UINO4         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)           (15.51)          (27.05)
UVIS4         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                  (32.25)          (29.74)

                                                                             PERFORMANCE OF THE FUND
                                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR           5 YEARS        10 YEARS     COMMENCEMENT
            MFS(R)
UGRS4         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                      (29.40%)             --%             --%        (10.77%)
UNDS4         New Discovery Series -
              Service Class (5/00; 5/98)(9)                      (33.43)              --              --           0.38
UTRS4         Total Return Series -
              Service Class (5/00; 1/95)(9)                       (7.34)            2.77              --           8.43
            PUTNAM VARIABLE TRUST
UGIN4         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                   (20.79)           (2.91)           6.31           8.15
UINO4         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)            (15.51)           (4.45)             --          (4.10)
UVIS4         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                   (32.25)           (6.19)             --          (2.14)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.20% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002


                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR        COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                            (7.29%)           0.26%
UFIF3         Federal Income Fund (5/00; 9/99)                                  (3.07)            3.60
PMGD1         Managed Fund (11/99; 4/86)                                       (20.10)           (9.31)
PNDM1         NEW DIMENSIONS FUND(R)(11/99; 5/96)                              (28.25)          (14.63)
USPF3         S&P 500 Index Fund (5/00;5/00)                                   (28.73)          (19.36)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                           (23.85)           (7.19)
            AIM V.I.
PCAP1         Capital Appreciation Fund, Series I
              Shares (11/99; 5/93)                                             (30.49)          (16.45)
UDDT3         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                                    (37.62)          (32.21)
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)               (35.85)          (18.92)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                              (28.59)          (13.24)
UPRG3         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                              (36.38)          (28.62)
UTEC3         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(4)                              (46.35)          (39.24)

                                                                                     PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                             1 YEAR          5 YEARS        10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                      (7.29%)          1.72%           2.97%           4.81%
UFIF3         Federal Income Fund (5/00; 9/99)                            (3.07)             --              --            3.06
PMGD1         Managed Fund (11/99; 4/86)                                 (20.10)          (2.11)           5.20            7.29
PNDM1         NEW DIMENSIONS FUND(R)(11/99; 5/96)                        (28.25)          (2.23)             --            3.43
USPF3         S&P 500 Index Fund (5/00;5/00)                             (28.73)             --              --          (19.77)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                     (23.85)             --              --           (5.77)
            AIM V.I.
PCAP1         Capital Appreciation Fund, Series I
              Shares (11/99; 5/93)                                       (30.49)          (4.50)             --            5.97
UDDT3         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                              (37.62)             --              --          (30.02)
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)         (35.85)          (4.44)             --            6.47
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                        (28.59)           1.13            9.73            8.84
UPRG3         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                        (36.38)          (3.71)           7.85            8.71
UTEC3         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(4)                        (46.35)          (2.68)             --            0.38


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR        COMMENCEMENT
            EVERGREEN VA
UEGL3         Global Leaders Fund - Class 1 (5/00; 3/97)                       (26.77%)         (17.07%)
UEGI3         Growth and Income Fund - Class 1 (5/00; 3/96)                    (22.36)          (12.46)
UEMS3         Masters Fund - Class 1 (5/00; 1/99)                              (32.53)          (20.50)
UEOM3         Omega Fund - Class 1 (5/00; 3/97)                                (31.42)          (24.99)
UESC3         Small Cap Value Fund - Class 1 (5/00; 5/98)                      (19.81)            4.05
UESI3         Strategic Income Fund - Class 1 (5/00; 3/97)                       6.07             6.34
            FIDELITY(R) VIP
UCOF3         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)             (16.92)          (12.57)
UHIP3         High Income Portfolio Service Class (5/00; 9/85)(5)               (5.07)          (13.50)
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(5)                (17.35)            7.85
            FTVIPT
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99; 11/95)(6)                                        (34.42)          (13.93)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(6)                                        (19.09)           (0.12)
UDMS3         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(7)                                    (8.49)          (11.35)
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                          (25.22)          (16.00)
            MFS(R)
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                                    (33.54)          (25.28)
PSND1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                                    (37.25)          (18.14)
PSTR1         Total Return Series -
              Service Class (5/00; 1/95)(9)                                    (13.22)           (1.40)
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class 1B Shares (11/99; 2/88)(10)                                (25.61)           (9.88)
UINO3         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                          (20.74)          (28.07)
UVIS3         Putnam VT Vista Fund - Class 1B
              Shares (5/00; 1/97)(11)                                          (36.16)          (30.67)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR          5 YEARS       10 YEARS      COMMENCEMENT
            EVERGREEN VA
UEGL3         Global Leaders Fund - Class 1 (5/00; 3/97)                  (26.77%)         (3.63%)            --%         (1.73%)
UEGI3         Growth and Income Fund - Class 1 (5/00; 3/96)               (22.36)          (3.92)             --           4.18
UEMS3         Masters Fund - Class 1 (5/00; 1/99)                         (32.53)             --              --          (9.21)
UEOM3         Omega Fund - Class 1 (5/00; 3/97)                           (31.42)          (2.27)             --          (0.21)
UESC3         Small Cap Value Fund - Class 1 (5/00; 5/98)                 (19.81)             --              --           4.30
UESI3         Strategic Income Fund - Class 1 (5/00; 3/97)                  6.07            3.21              --           3.66
            FIDELITY(R) VIP
UCOF3         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)        (16.92)           1.08              --          10.71
UHIP3         High Income Portfolio Service Class (5/00; 9/85)(5)          (5.07)          (8.33)           2.10           5.38
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(5)           (17.35)             --              --          13.08
            FTVIPT
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99; 11/95)(6)                                   (34.42)          (1.31)             --           5.70
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(6)                                   (19.09)           1.56              --           4.87
UDMS3         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(7)                               (8.49)          (7.74)             --         (11.10)
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                     (25.22)          (4.42)           6.40           5.28
            MFS(R)
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                               (33.54)             --              --         (11.52)
PSND1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                               (37.25)             --              --           0.03
PSTR1         Total Return Series -
              Service Class (5/00; 1/95)(9)                               (13.22)           2.51              --           9.24
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class 1B Shares (11/99; 2/88)(10)                           (25.61)          (3.16)           7.11           8.95
UINO3         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                     (20.74)          (4.70)             --          (4.03)
UVIS3         Putnam VT Vista Fund - Class 1B
              Shares (5/00; 1/97)(11)                                     (36.16)          (6.39)             --          (2.06)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

See accompanying notes to the performance information.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002


                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR        COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                            (0.10%)           2.36%
UFIF3         Federal Income Fund (5/00; 9/99)                                   4.49             6.11
PMGD1         Managed Fund (11/99; 4/86)                                       (14.02)           (7.44)
PNDM1         NEW DIMENSIONS FUND(R)(11/99; 5/96)                              (22.88)          (12.86)
USPF3         S&P 500 Index Fund (5/00;5/00)                                   (23.40)          (17.36)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                           (18.10)           (5.26)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                    (25.32)          (14.72)
UDDT3         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                                    (33.06)          (30.54)
PVAL1         Premier Equity Fund,
              Series I Shares (11/99; 5/93)                                    (31.14)          (17.24)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                              (23.25)          (11.09)
UPRG3         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                              (31.72)          (26.85)
UTEC3         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(4)                              (42.55)          (37.76)
            EVERGREEN VA
UEGL3         Global Leaders Fund - Class 1 (5/00; 3/97)                       (21.27)          (15.02)
UEGI3         Growth and Income Fund - Class 1 (5/00; 3/96)                    (16.48)          (10.28)
UEMS3         Masters Fund - Class 1 (5/00; 1/99)                              (27.54)          (18.54)
UEOM3         Omega Fund - Class 1 (5/00; 3/97)                                (26.33)          (23.13)
UESC3         Small Cap Value Fund - Class 1 (5/00; 5/98)                      (13.70)            6.54
UESI3         Strategic Income Fund - Class 1 (5/00; 3/97)                      14.07             8.75
            FIDELITY(R) VIP
UCOF3         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)             (10.57)          (10.38)
UHIP3         High Income Portfolio Service Class (5/00; 9/85)(5)                2.32           (11.30)
PMDC1         Mid Cap Portfolio Service Class (11/99;12/98)(5)                 (11.03)            9.71
            FTVIPT
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(6)              (29.59)          (12.15)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(6)                                        (12.92)            1.97
UDMS3         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(7)                                    (1.41)           (9.13)
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                          (19.59)          (13.94)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR          5 YEARS        10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                      (0.10%)          2.82%           2.97%           4.81%
UFIF3         Federal Income Fund (5/00; 9/99)                             4.49              --              --            5.00
PMGD1         Managed Fund (11/99; 4/86)                                 (14.02)          (1.03)           5.20            7.29
PNDM1         NEW DIMENSIONS FUND(R)(11/99; 5/96)                        (22.88)          (1.17)             --            3.79
USPF3         S&P 500 Index Fund (5/00;5/00)                             (23.40)             --              --          (17.84)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                     (18.10)             --              --           (3.88)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                              (25.32)          (3.48)             --            5.97
UDDT3         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                              (33.06)             --              --          (28.49)
PVAL1         Premier Equity Fund,
              Series I Shares (11/99; 5/93)                              (31.14)          (3.43)             --            6.47
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP3         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                        (23.25)           2.22            9.73            8.84
UPRG3         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                        (31.72)          (2.69)           7.85            8.71
UTEC3         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(4)                        (42.55)          (1.68)             --            0.75
            EVERGREEN VA
UEGL3         Global Leaders Fund - Class 1 (5/00; 3/97)                 (21.27)          (2.58)             --           (0.97)
UEGI3         Growth and Income Fund - Class 1 (5/00; 3/96)              (16.48)          (2.87)             --            4.53
UEMS3         Masters Fund - Class 1 (5/00; 1/99)                        (27.54)             --              --           (7.75)
UEOM3         Omega Fund - Class 1 (5/00; 3/97)                          (26.33)          (1.23)             --            0.55
UESC3         Small Cap Value Fund - Class 1 (5/00; 5/98)                (13.70)             --              --            5.38
UESI3         Strategic Income Fund - Class 1 (5/00; 3/97)                14.07            4.25              --            4.37
            FIDELITY(R) VIP
UCOF3         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)       (10.57)           2.20              --           10.71
UHIP3         High Income Portfolio Service Class (5/00; 9/85)(5)          2.32           (7.31)           2.10            5.38
PMDC1         Mid Cap Portfolio Service Class (11/99;12/98)(5)           (11.03)             --              --           14.10
            FTVIPT
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(6)        (29.59)          (0.26)             --            5.70
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(6)                                  (12.92)           2.66              --            5.25
UDMS3         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(7)                              (1.41)          (6.72)             --          (10.75)
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                    (19.59)          (3.38)           6.40            5.28


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                    1 YEAR        COMMENCEMENT
            MFS(R)
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                     (28.63%)         (23.43%)
PSND1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                     (32.67)          (16.12)
PSTR1         Total Return Series -
              Service Class (5/00; 1/95)(9)                      (6.54)            1.08
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class 1B Shares (11/99; 2/88)(10)                 (20.01)           (8.01)
UINO3         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)           (14.72)          (26.28)
UVIS3         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                  (31.48)          (28.97)

                                                                                PERFORMANCE OF THE FUND
                                                                                                                 SINCE
SUBACCOUNT  INVESTING IN:                                       1 YEAR           5 YEARS        10 YEARS      COMMENCEMENT
UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                     (28.63%)             --%             --%         (9.98%)
PSND1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                     (32.67)              --              --           1.18
PSTR1         Total Return Series -
              Service Class (5/00; 1/95)(9)                      (6.54)            3.58              --           9.24
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class 1B Shares (11/99; 2/88)(10)                 (20.01)           (2.11)           7.11           8.95
UINO3         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)           (14.72)           (3.66)             --          (3.30)
UVIS3         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                  (31.48)           (5.39)             --          (1.34)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002


                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR        COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG2         Cash Management Fund (5/00; 10/81)(1)                             (7.80%)          (1.18%)
UFIF2         Federal Income Fund (5/00; 9/99)                                  (3.57)            2.99
UMGD2         Managed Fund (5/00; 4/86)                                        (20.62)          (13.51)
UNDM2         NEW DIMENSIONS FUND(R)(5/00; 5/96)                               (28.79)          (21.36)
USPF2         S&P 500 Index Fund (5/00; 5/00)                                  (29.26)          (19.96)
USCA2         Small Cap Advantage Fund (5/00; 9/99)                            (24.39)          (11.70)
            AIM V.I.
UCAP2         Capital Appreciation Fund, Series I
              Shares (5/00; 5/93)                                              (31.03)          (25.53)
UDDT2         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                                    (38.17)          (32.78)
UVAL2         Premier Equity Fund, Series I Shares(5/00; 5/93)                 (36.40)          (24.32)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP2         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                              (29.13)          (13.79)
UPRG2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                              (36.93)          (29.19)
UTEC2         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(4)                                        (46.91)          (39.83)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR          5 YEARS        10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG2         Cash Management Fund (5/00; 10/81)(1)                       (7.80%)          1.13%           2.42%           4.25%
UFIF2         Federal Income Fund (5/00; 9/99)                            (3.57)             --              --            2.51
UMGD2         Managed Fund (5/00; 4/86)                                  (20.62)          (2.61)           4.68            6.76
UNDM2         NEW DIMENSIONS FUND(R)(5/00; 5/96)                         (28.79)          (2.73)             --            2.90
USPF2         S&P 500 Index Fund (5/00; 5/00)                            (29.26)             --              --          (20.37)
USCA2         Small Cap Advantage Fund (5/00; 9/99)                      (24.39)             --              --           (6.31)
            AIM V.I.
UCAP2         Capital Appreciation Fund, Series I
              Shares (5/00; 5/93)                                        (31.03)          (5.06)             --            5.42
UDDT2         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                              (38.17)             --              --          (30.60)
UVAL2         Premier Equity Fund, Series I Shares (5/00; 5/93)          (36.40)          (4.99)             --            5.93
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP2         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                        (29.13)           0.59            9.19            8.31
UPRG2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                        (36.93)          (4.26)           7.31            8.17
UTEC2         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(4)                                  (46.91)          (3.22)             --           (0.16)


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR        COMMENCEMENT
            EVERGREEN VA
UEGL2         Global Leaders Fund - Class 1 (5/00; 3/97)                       (27.30%)         (17.62%)
UEGI2         Growth and Income Fund - Class 1 (5/00; 3/96)                    (22.89)          (13.01)
UEMS2         Masters Fund - Class 1 (5/00; 1/99)                              (33.08)          (21.07)
UEOM2         Omega Fund - Class 1 (5/00; 3/97)                                (31.96)          (25.55)
UESC2         Small Cap Value Fund - Class 1 (5/00; 5/98)                      (20.33)            3.48
UESI2         Strategic Income Fund - Class 1 (5/00; 3/97)                       5.55             5.79
            FIDELITY(R) VIP
UCOF2         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)             (17.44)          (13.12)
UHIP2         High Income Portfolio Service Class (5/00; 9/85)(5)               (5.58)          (14.06)
UMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                 (17.87)           (2.08)
            FTVIPT
USMC2         Franklin Small Cap Fund -
              Class 2 (5/00; 11/95)(6)                                         (34.97)          (24.25)
UMSS2         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)                                         (19.61)           (2.76)
UDMS2         Templeton Developing Markets
              Securities Fund - Class 2 (5/00; 3/96)(7)                         (9.00)          (11.90)
UINT2         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                          (25.76)          (16.56)
            MFS(R)
UGRS2         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                                    (34.09)          (25.84)
UNDS2         New Discovery Series -
              Service Class (5/00; 5/98)(9)                                    (37.80)          (18.67)
UTRS2         Total Return Series -
              Service Class (5/00; 1/95)(9)                                    (13.73)           (1.94)
            PUTNAM VARIABLE TRUST
UGIN2         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                                 (26.14)          (11.53)
UINO2         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                          (21.27)          (28.64)
UVIS2         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                                 (36.71)          (31.25)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                1 YEAR          5 YEARS        10 YEARS      COMMENCEMENT
            EVERGREEN VA
UEGL2         Global Leaders Fund - Class 1 (5/00; 3/97)                 (27.30%)         (4.17%)            --%         (2.28%)
UEGI2         Growth and Income Fund - Class 1 (5/00; 3/96)              (22.89)          (4.47)             --           3.63
UEMS2         Masters Fund - Class 1 (5/00; 1/99)                        (33.08)             --              --          (9.76)
UEOM2         Omega Fund - Class 1 (5/00; 3/97)                          (31.96)          (2.82)             --          (0.76)
UESC2         Small Cap Value Fund - Class 1 (5/00; 5/98)                (20.33)             --              --           3.74
UESI2         Strategic Income Fund - Class 1 (5/00; 3/97)                 5.55            2.64              --           3.10
            FIDELITY(R) VIP
UCOF2         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)       (17.44)           0.54              --          10.17
UHIP2         High Income Portfolio Service Class (5/00; 9/85)(5)         (5.58)          (8.89)           1.55           4.84
UMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)           (17.87)             --              --          12.54
            FTVIPT
USMC2         Franklin Small Cap Fund -
              Class 2 (5/00; 11/95)(6)                                   (34.97)          (1.85)             --           5.17
UMSS2         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)                                   (19.61)           1.01              --           4.32
UDMS2         Templeton Developing Markets
              Securities Fund - Class 2 (5/00; 3/96)(7)                   (9.00)          (8.30)             --         (11.66)
UINT2         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                    (25.76)          (4.97)           5.86           4.74
            MFS(R)
UGRS2         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                              (34.09)             --              --         (12.07)
UNDS2         New Discovery Series -
              Service Class (5/00; 5/98)(9)                              (37.80)             --              --          (0.52)
UTRS2         Total Return Series -
              Service Class (5/00; 1/95)(9)                              (13.73)           1.94              --           8.70
            PUTNAM VARIABLE TRUST
UGIN2         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                           (26.14)          (3.71)           6.57           8.42
UINO2         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                    (21.27)          (5.25)             --          (4.58)
UVIS2         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                           (36.71)          (6.94)             --          (2.61)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.95% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

See accompanying notes to the performance information.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002


                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR        COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG2         Cash Management Fund (5/00; 10/81)(1)                             (0.66%)           1.34%
UFIF2         Federal Income Fund (5/00; 9/99)                                   3.95             5.52
UMGD2         Managed Fund (5/00; 4/86)                                        (14.59)          (11.34)
UNDM2         NEW DIMENSIONS FUND(R)(5/00; 5/96)                               (23.47)          (19.41)
USPF2         S&P 500 Index Fund (5/00; 5/00)                                  (23.98)          (17.97)
USCA2         Small Cap Advantage Fund (5/00; 9/99)                            (18.68)           (9.51)
            AIM V.I.
UCAP2         Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)                                     (25.90)          (23.69)
UDDT2         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                                    (33.66)          (31.14)
UVAL2         Premier Equity Fund, Series I Shares (5/00; 5/93)                (31.74)          (22.46)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP2         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                              (23.83)          (11.66)
UPRG2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                              (32.31)          (27.44)
UTEC2         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(4)                              (43.16)          (38.37)
            EVERGREEN VA
UEGL2         Global Leaders Fund - Class 1 (5/00; 3/97)                       (21.85)          (15.59)
UEGI2         Growth and Income Fund - Class 1 (5/00; 3/96)                    (17.05)          (10.85)
UEMS2         Masters Fund - Class 1 (5/00; 1/99)                              (28.13)          (19.12)
UEOM2         Omega Fund - Class 1 (5/00; 3/97)                                (26.92)          (23.71)
UESC2         Small Cap Value Fund - Class 1 (5/00; 5/98)                      (14.27)            6.00
UESI2         Strategic Income Fund - Class 1 (5/00; 3/97)                      13.55             8.22
            FIDELITY(R) VIP
UCOF2         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)             (11.13)          (10.95)
UHIP2         High Income Portfolio Service Class (5/00; 9/85)(5)                1.77           (11.86)
UMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                 (11.60)            0.36
            FTVIPT
USMC2         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(6)               (30.18)          (22.39)
UMSS2         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)(13.49)                                   (0.34)          (13.49)
UDMS2         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(7)                                    (1.96)           (9.69)
UINT2         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                          (20.17)          (14.51)

                                                                                        PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                               1 YEAR          5 YEARS        10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG2         Cash Management Fund (5/00; 10/81)(1)                      (0.66%)          2.25%           2.42%           4.25%
UFIF2         Federal Income Fund (5/00; 9/99)                            3.95              --              --            4.47
UMGD2         Managed Fund (5/00; 4/86)                                 (14.59)          (1.55)           4.68            6.76
UNDM2         NEW DIMENSIONS FUND(R)(5/00; 5/96)                        (23.47)          (1.68)             --            3.28
USPF2         S&P 500 Index Fund (5/00; 5/00)                           (23.98)             --              --          (18.46)
USCA2         Small Cap Advantage Fund (5/00; 9/99)                     (18.68)             --              --           (4.44)
            AIM V.I.
UCAP2         Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)                              (25.90)          (4.04)             --            5.42
UDDT2         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                             (33.66)             --              --          (29.08)
UVAL2         Premier Equity Fund, Series I Shares (5/00; 5/93)         (31.74)          (3.99)             --            5.93
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP2         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                       (23.83)           1.68            9.19            8.31
UPRG2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                       (32.31)          (3.24)           7.31            8.17
UTEC2         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(4)                       (43.16)          (2.23)             --            0.20
            EVERGREEN VA
UEGL2         Global Leaders Fund - Class 1 (5/00; 3/97)                (21.85)          (3.14)             --           (1.53)
UEGI2         Growth and Income Fund - Class 1 (5/00; 3/96)             (17.05)          (3.42)             --            3.98
UEMS2         Masters Fund - Class 1 (5/00; 1/99)                       (28.13)             --              --           (8.31)
UEOM2         Omega Fund - Class 1 (5/00; 3/97)                         (26.92)          (1.78)             --            0.00
UESC2         Small Cap Value Fund - Class 1 (5/00; 5/98)               (14.27)             --              --            4.84
UESI2         Strategic Income Fund - Class 1 (5/00; 3/97)               13.55            3.70              --            3.82
            FIDELITY(R) VIP
UCOF2         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)      (11.13)           1.65              --           10.17
UHIP2         High Income Portfolio Service Class (5/00; 9/85)(5)         1.77           (7.87)           1.55            4.84
UMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)          (11.60)             --              --           13.57
            FTVIPT
USMC2         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(6)        (30.18)          (0.81)             --            5.17
UMSS2         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)(13.49)                             2.12              --            4.71
UDMS2         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(7)                             (1.96)          (7.27)             --          (11.31)
UINT2         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                   (20.17)          (3.94)           5.86            4.74


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                              PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR        COMMENCEMENT
            MFS(R)
UGRS2         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                                    (29.22%)         (24.01%)
UNDS2         New Discovery Series -
              Service Class (5/00; 5/98)(9)                                    (33.27)          (16.67)
UTRS2         Total Return Series - Service Class (5/00; 1/95)(9)               (7.10)            0.53
            PUTNAM VARIABLE TRUST
UGIN2         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                                 (20.59)           (9.34)
UINO2         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                          (15.29)          (26.87)
UVIS2         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                                 (32.08)          (29.57)

                                                                                           PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR           5 YEARS        10 YEARS    COMMENCEMENT
            MFS(R)
UGRS2         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                               (29.22%)           --%            --%          (10.54%)
UNDS2         New Discovery Series -
              Service Class (5/00; 5/98)(9)                               (33.27)             --             --            0.63
UTRS2         Total Return Series - Service Class (5/00; 1/95)(9)          (7.10)           3.03             --            8.70
            PUTNAM VARIABLE TRUST
UGIN2         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                            (20.59)          (2.67)          6.57            8.42
UINO2         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                     (15.29)          (4.21)            --           (3.86)
UVIS2         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                            (32.08)          (5.95)            --           (1.90)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.95% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit ProtectorSM Plus Death Benefit Rider fee, and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002


                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT  INVESTING IN:                                                  1 YEAR         COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                        (7.07%)          (0.34%)
UFIF1         Federal Income Fund (5/00; 9/99)                             (2.82)            3.85
UMGD1         Managed Fund (5/00; 4/86)                                   (19.90)          (12.81)
UNDM1         NEW DIMENSIONS FUND(R)(5/00; 5/96)                          (28.07)          (20.66)
USPF1         S&P 500 Index Fund (5/00; 5/00)                             (28.55)          (19.16)
USCA1         Small Cap Advantage Fund (5/00; 9/99)                       (23.67)          (10.93)
            AIM V.I.
UCAP1         Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)                                (30.32)          (24.78)
UDDT1         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                               (37.46)          (32.03)
UVAL1         Premier Equity Fund, Series I Shares (5/00; 5/93)           (35.69)          (23.57)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                         (28.41)          (13.02)
UPRG1         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                         (36.22)          (28.44)
UTEC1         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(4)                         (46.21)          (39.08)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR          5 YEARS        10 YEARS      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                       (7.07%)          1.97%           3.22%           5.07%
UFIF1         Federal Income Fund (5/00; 9/99)                            (2.82)             --              --            3.35
UMGD1         Managed Fund (5/00; 4/86)                                  (19.90)          (1.86)           5.46            7.56
UNDM1         NEW DIMENSIONS FUND(R)(5/00; 5/96)                         (28.07)          (1.98)             --            3.69
USPF1         S&P 500 Index Fund (5/00; 5/00)                            (28.55)             --              --          (19.57)
USCA1         Small Cap Advantage Fund (5/00; 9/99)                      (23.67)             --              --           (5.53)
            AIM V.I.
UCAP1         Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)                               (30.32)          (4.27)             --            6.23
UDDT1         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                              (37.46)             --              --          (29.84)
UVAL1         Premier Equity Fund, Series I Shares (5/00; 5/93)          (35.69)          (4.21)             --            6.74
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                        (28.41)           1.39           10.00            9.11
UPRG1         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                        (36.22)          (3.47)           8.12            8.98
UTEC1         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(4)                        (46.21)          (2.43)             --            0.63


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                        PERFORMANCE OF THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR        COMMENCEMENT
            EVERGREEN VA
UEGL1         Global Leaders Fund - Class 1 (5/00; 3/97)                 (26.59%)         (16.86%)
UEGI1         Growth and Income Fund - Class 1 (5/00; 3/96)              (22.17)          (12.24)
UEMS1         Masters Fund - Class 1 (5/00; 1/99)                        (32.37)          (20.31)
UEOM1         Omega Fund - Class 1 (5/00; 3/97)                          (31.25)          (24.80)
UESC1         Small Cap Value Fund - Class 1 (5/00; 5/98)                (19.61)            4.32
UESI1         Strategic Income Fund - Class 1 (5/00; 3/97)                 6.36             6.62
            FIDELITY(R) VIP
UCOF1         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)       (16.72)          (12.35)
UHIP1         High Income Portfolio Service Class (5/00; 9/85)(5)         (4.83)          (13.29)
UMDC1         Mid Cap Portfolio Service Class (5/00; 12/98)(5)           (17.14)           (1.30)
            FTVIPT
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(6)         (34.26)          (23.49)
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)                                   (18.89)           (1.98)
UDMS1         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(7)                              (8.26)          (11.13)
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                    (25.04)          (15.79)
            MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                              (33.38)          (25.09)
UNDS1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                              (37.10)          (17.91)
UTRS1         Total Return Series -
              Service Class (5/00; 1/95)(9)                              (13.01)           (1.16)
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                           (25.43)          (10.76)
UINO1         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                    (20.55)          (27.89)
UVIS1         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                           (36.00)          (30.50)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR          5 YEARS        10 YEARS     COMMENCEMENT
            EVERGREEN VA
UEGL1         Global Leaders Fund - Class 1 (5/00; 3/97)                  (26.59%)         (3.39%)            --%         (1.48%)
UEGI1         Growth and Income Fund - Class 1 (5/00; 3/96)               (22.17)          (3.68)             --           4.45
UEMS1         Masters Fund - Class 1 (5/00; 1/99)                         (32.37)             --              --          (8.98)
UEOM1         Omega Fund - Class 1 (5/00; 3/97)                           (31.25)          (2.03)             --           0.04
UESC1         Small Cap Value Fund - Class 1 (5/00; 5/98)                 (19.61)             --              --           4.58
UESI1         Strategic Income Fund - Class 1 (5/00; 3/97)                  6.36            3.48              --           3.93
            FIDELITY(R) VIP
UCOF1         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)        (16.72)           1.34              --          10.98
UHIP1         High Income Portfolio Service Class (5/00; 9/85)(5)          (4.83)          (8.10)           2.36           5.65
UMDC1         Mid Cap Portfolio Service Class (5/00; 12/98)(5)            (17.14)             --              --          13.37
            FTVIPT
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(6)          (34.26)          (1.06)             --           5.98
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)                                    (18.89)           1.83              --           5.14
UDMS1         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(7)                               (8.26)          (7.51)             --         (10.83)
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                     (25.04)          (4.18)           6.67           5.54
            MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                               (33.38)             --              --         (11.29)
UNDS1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                               (37.10)             --              --           0.27
UTRS1         Total Return Series -
              Service Class (5/00; 1/95)(9)                               (13.01)           2.78              --           9.51
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                            (25.43)          (2.92)           7.38           9.23
UINO1         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                     (20.55)          (4.46)             --          (3.80)
UVIS1         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                            (36.00)          (6.15)             --          (1.82)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

See accompanying notes to the performance information.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002


                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR        COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                          0.14%            2.20%
UFIF1         Federal Income Fund (5/00; 9/99)                               4.76             6.35
UMGD1         Managed Fund (5/00; 4/86)                                    (13.80)          (10.62)
UNDM1         NEW DIMENSIONS FUND(R)(5/00; 5/96)                           (22.69)          (18.69)
USPF1         S&P 500 Index Fund (5/00; 5/00)                              (23.20)          (17.15)
USCA1         Small Cap Advantage Fund (5/00; 9/99)                        (17.90)           (8.72)
            AIM V.I.
UCAP1         Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)                                 (25.13)          (22.91)
UDDT1         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                                (32.89)          (30.37)
UVAL1         Premier Equity Fund, Series I Shares (5/00; 5/93)            (30.97)          (21.68)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                          (23.06)          (10.87)
UPRG1         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                          (31.55)          (26.67)
UTEC1         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(4)                                    (42.40)          (37.61)
            EVERGREEN VA
UEGL1         Global Leaders Fund - Class 1 (5/00; 3/97)                   (21.07)          (14.80)
UEGI1         Growth and Income Fund - Class 1 (5/00; 3/96)                (16.27)          (10.06)
UEMS1         Masters Fund - Class 1 (5/00; 1/99)                          (27.35)          (18.34)
UEOM1         Omega Fund - Class 1 (5/00; 3/97)                            (26.14)          (22.94)
UESC1         Small Cap Value Fund - Class 1 (5/00; 5/98)                  (13.49)            6.80
UESI1         Strategic Income Fund - Class 1 (5/00; 3/97)                  14.36             9.02
            FIDELITY(R) VIP
UCOF1         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)         (10.34)          (10.16)
UHIP1         High Income Portfolio Service Class (5/00; 9/85)(5)            2.57           (11.07)
UMDC1         Mid Cap Portfolio Service Class (5/00; 12/98)(5)             (10.81)            1.17
            FTVIPT
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(6)           (29.41)          (21.61)
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)                                     (12.71)            0.46
UDMS1         Templeton Developing Markets
              Securities Fund - Class 2 (5/00; 3/96)(7)                     (1.16)           (8.90)
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                      (19.39)          (13.72)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR          5 YEARS        10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
UCMG1         Cash Management Fund (5/00; 10/81)(1)                         0.14%           3.06%           3.22%           5.07%
UFIF1         Federal Income Fund (5/00; 9/99)                              4.76              --              --            5.27
UMGD1         Managed Fund (5/00; 4/86)                                   (13.80)          (0.79)           5.46            7.56
UNDM1         NEW DIMENSIONS FUND(R)(5/00; 5/96)                          (22.69)          (0.92)             --            4.05
USPF1         S&P 500 Index Fund (5/00; 5/00)                             (23.20)             --              --          (17.64)
USCA1         Small Cap Advantage Fund (5/00; 9/99)                       (17.90)             --              --           (3.64)
            AIM V.I.
UCAP1         Capital Appreciation Fund,
              Series I Shares (5/00; 5/93)                                (25.13)          (3.25)             --            6.23
UDDT1         Dent Demographic Trends Fund,
              Series I Shares (5/00; 12/99)                               (32.89)             --              --          (28.31)
UVAL1         Premier Equity Fund, Series I Shares (5/00; 5/93)           (30.97)          (3.19)             --            6.74
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
UGIP1         AllianceBernstein Growth and Income
              Portfolio (Class B) (5/00; 1/91)(2)                         (23.06)           2.48           10.00            9.11
UPRG1         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(3)                         (31.55)          (2.45)           8.12            8.98
UTEC1         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(4)                                   (42.40)          (1.43)             --            1.00
            EVERGREEN VA
UEGL1         Global Leaders Fund - Class 1 (5/00; 3/97) (                (21.07)          (2.34)             --           (0.73)
UEGI1         Growth and Income Fund - Class 1 (5/00; 3/96)               (16.27)          (2.63)             --            4.79
UEMS1         Masters Fund - Class 1 (5/00; 1/99)                         (27.35)             --              --           (7.52)
UEOM1         Omega Fund - Class 1 (5/00; 3/97)                           (26.14)          (0.98)             --            0.81
UESC1         Small Cap Value Fund - Class 1 (5/00; 5/98)                 (13.49)             --              --            5.65
UESI1         Strategic Income Fund - Class 1 (5/00; 3/97)                 14.36            4.51              --            4.63
            FIDELITY(R) VIP
UCOF1         Contrafund(R)Portfolio Service Class (5/00; 1/95)(5)        (10.34)           2.45              --           10.98
UHIP1         High Income Portfolio Service Class (5/00; 9/85)(5)           2.57           (7.07)           2.36            5.65
UMDC1         Mid Cap Portfolio Service Class (5/00; 12/98)(5)            (10.81)             --              --           14.38
            FTVIPT
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(6)          (29.41)          (0.01)             --            5.98
UMSS1         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(6)                                    (12.71)           2.92              --            5.51
UDMS1         Templeton Developing Markets
              Securities Fund - Class 2 (5/00; 3/96)(7)                    (1.16)          (6.48)             --          (10.48)
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(8)                                     (19.39)          (3.14)           6.67            5.54


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                         PERFORMANCE OF THE SUBACCOUNT
                                                                                              SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR        COMMENCEMENT
            MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                              (28.45%)         (23.23%)
UNDS1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                              (32.50)          (15.89)
UTRS1         Total Return Series - Service Class (5/00; 1/95)(9)         (6.31)            1.33
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                           (19.81)           (8.55)
UINO1         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                    (14.51)          (26.09)
UVIS1         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                           (31.31)          (28.79)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                 1 YEAR          5 YEARS        10 YEARS     COMMENCEMENT
            MFS(R)
UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(9)                               (28.45%)            --%            --%          (9.75%)
UNDS1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                               (32.50)             --             --            1.43
UTRS1         Total Return Series - Service Class (5/00;                   (6.31)           3.83             --            9.51
            PUTNAM VARIABLE TRUST
UGIN1         Putnam VT Growth and Income Fund -
              Class 1B Shares (5/00; 2/88)(10)                            (19.81)          (1.87)          7.38            9.23
UINO1         Putnam VT International New Opportunities
              Fund - Class 1B Shares (5/00; 1/97)(11)                     (14.51)          (3.41)            --           (3.06)
UVIS1         Putnam VT Vista Fund -
              Class 1B Shares (5/00; 1/97)(11)                            (31.31)          (5.16)            --           (1.10)

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

NOTES TO PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund).
(2) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.


(3) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.


(4) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(5) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(6) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(7) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(9) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(10) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(11) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:            P =  a hypothetical initial payment of $1,000
                ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT                INVESTING IN:                                      SIMPLE YIELD    COMPOUND YIELD
UCMG1                     AXP(R) Variable Portfolio - Cash Management Fund      (0.19%)          (0.19%)
UCMG2                     AXP(R) Variable Portfolio - Cash Management Fund      (0.28)           (0.28)
UCMG4                     AXP(R) Variable Portfolio - Cash Management Fund      (0.54)           (0.54)
PCMG1                     AXP(R) Variable Portfolio - Cash Management Fund      (0.45)           (0.45)


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d  =  the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELDS BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT     INVESTING IN:                                             YIELD
UFIF1          AXP(R) Variable Portfolio - Federal Income Fund           2.96%
UFIF2          AXP(R) Variable Portfolio - Federal Income Fund           2.98
UFIF3          AXP(R) Variable Portfolio - Federal Income Fund           2.97
UFIF4          AXP(R) Variable Portfolio - Federal Income Fund           2.94


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                       www.ambest.com
Fitch                           www.fitchratings.com
Moody's                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001: $22,055,827; and 2000:
$32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts.


YEAR ENDED DEC. 31,                                              2002             2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $       1.06     $       1.03    $       1.00              --
Accumulation unit value at end of period                     $       1.06     $       1.06    $       1.03              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       697              554              53              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --
Simple yield(2)                                                     (0.19%)           0.62%           4.94%             --
Compound yield(2)                                                   (0.19%)           0.62%           5.07%             --

SUBACCOUNT UCMG2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $       1.01     $       1.00    $       1.00              --
Accumulation unit value at end of period                     $       1.01     $       1.01    $       1.00              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,933            2,828              --              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --
Simple yield(2)                                                     (0.28%)           0.53%             --              --
Compound yield(2)                                                   (0.28%)           0.53%             --              --

SUBACCOUNT UCMG4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $       1.05     $       1.03    $       1.00              --
Accumulation unit value at end of period                     $       1.05     $       1.05    $       1.03              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,130            3,857             618              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --
Simple yield(2)                                                     (0.54%)           0.26%           4.58%             --
Compound yield(2)                                                   (0.54%)           0.26%           4.69%             --

SUBACCOUNT PCMG1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period               $       1.08     $       1.05    $       1.01    $       1.00
Accumulation unit value at end of period                     $       1.08     $       1.08    $       1.05    $       1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,516            2,250              --              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%           1.25%
Simple yield(2)                                                     (0.45%)           0.39%           4.72%           4.62%
Compound yield(2)                                                   (0.45%)           0.39%           4.83%           4.73%

SUBACCOUNT UFIF1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period               $       1.11     $       1.06    $       1.00              --
Accumulation unit value at end of period                     $       1.17     $       1.11    $       1.06              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       645               30              --              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UFIF2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period               $       1.10     $       1.05    $       1.00              --
Accumulation unit value at end of period                     $       1.16     $       1.10    $       1.05              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5,336            2,495              25              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UFIF3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period               $       1.11     $       1.06    $       1.00              --
Accumulation unit value at end of period                     $       1.16     $       1.11    $       1.06              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,729              799              15              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UFIF4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period               $       1.11     $       1.06    $       1.00              --
Accumulation unit value at end of period                     $       1.16     $       1.11    $       1.06              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5,451            1,321              34              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002             2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMGD1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period               $       0.87     $       0.98    $       1.00              --
Accumulation unit value at end of period                     $       0.75     $       0.87    $       0.98              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        39              116              --              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UMGD2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period               $       0.87     $       0.98    $       1.00              --
Accumulation unit value at end of period                     $       0.75     $       0.87    $       0.98              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       906              682              40              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UMGD4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period               $       0.86     $       0.98    $       1.00              --
Accumulation unit value at end of period                     $       0.74     $       0.86    $       0.98              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       300              200               3              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT PMGD1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period               $       0.92     $       1.04    $       1.08    $       1.00
Accumulation unit value at end of period                     $       0.79     $       0.92    $       1.04    $       1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       179              151               5              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%           1.25%

SUBACCOUNT UNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       0.76     $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.59     $       0.76    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        95               20              --              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UNDM2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       0.76     $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.59     $       0.76    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       704               81              --              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UNDM4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       0.75     $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.58     $       0.75    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       683              193              32              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT PNDM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period               $       0.85     $       1.03    $       1.15    $       1.00
Accumulation unit value at end of period                     $       0.66     $       0.85    $       1.03    $       1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,063            3,478           1,937              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%           1.25%

SUBACCOUNT USPF1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 NDEX FUND)
Accumulation unit value at beginning of period               $       0.80     $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.61     $       0.80    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       360              112               7              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT USPF2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period               $       0.80     $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.61     $       0.80    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,995            1,567               2              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT USPF3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period               $       0.80     $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.61     $       0.80    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,290              817              34              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002             2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period               $       0.80     $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.61     $       0.80    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,960            1,756             110              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT USCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period               $       0.96     $       1.04    $       1.00              --
Accumulation unit value at end of period                     $       0.79     $       0.96    $       1.04              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        14                2               2              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT USCA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period               $       0.96     $       1.04    $       1.00              --
Accumulation unit value at end of period                     $       0.79     $       0.96    $       1.04              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       191               63              --              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT USCA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period               $       0.96     $       1.04    $       1.00              --
Accumulation unit value at end of period                     $       0.78     $       0.96    $       1.04              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       161               57              --              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT PSCA1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period               $       1.06     $       1.14    $       1.11    $       1.00
Accumulation unit value at end of period                     $       0.87     $       1.06    $       1.14    $       1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       366              276              85              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%           1.25%

SUBACCOUNT UCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.69     $       0.91    $       1.00              --
Accumulation unit value at end of period                     $       0.52     $       0.69    $       0.91              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       506              646              12              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UCAP2(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.68     $       0.90    $       1.00              --
Accumulation unit value at end of period                     $       0.51     $       0.68    $       0.90              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,237            1,995             160              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UCAP4(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.68     $       0.90    $       1.00              --
Accumulation unit value at end of period                     $       0.51     $       0.68    $       0.90              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,583            2,944             311              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT PCAP1(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.84     $       1.11    $       1.26    $       1.00
Accumulation unit value at end of period                     $       0.63     $       0.84    $       1.11    $       1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,148            3,345           1,103              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%           1.25%

SUBACCOUNT UDDT1(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.58     $       0.87    $       1.00              --
Accumulation unit value at end of period                     $       0.39     $       0.58    $       0.87              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       113              113              12              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UDDT2(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.58     $       0.87    $       1.00              --
Accumulation unit value at end of period                     $       0.39     $       0.58    $       0.87              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       701              679             143              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002             2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDDT3(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.58     $       0.87    $       1.00              --
Accumulation unit value at end of period                     $       0.39     $       0.58    $       0.87              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       144              143               7              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UDDT4(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.58     $       0.86    $       1.00              --
Accumulation unit value at end of period                     $       0.39     $       0.58    $       0.86              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,646            1,309             145              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UVAL1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.77     $       0.89    $       1.00              --
Accumulation unit value at end of period                     $       0.53     $       0.77    $       0.89              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       637              761              56              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UVAL2(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.77     $       0.89    $       1.00              --
Accumulation unit value at end of period                     $       0.53     $       0.77    $       0.89              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,076            3,524             321              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UVAL4(1) (INVESTING IN SHARES OF AIM V.I. V PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.77     $       0.89    $       1.00              --
Accumulation unit value at end of period                     $       0.53     $       0.77    $       0.89              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     6,560            4,983             623              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT PVAL1(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period               $       0.81     $       0.94    $       1.11    $       1.00
Accumulation unit value at end of period                     $       0.56     $       0.81    $       0.94    $       1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     9,970           10,352           4,769              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%           1.25%

SUBACCOUNT UGIP1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.97     $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.74     $       0.97    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,341              640              31              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UGIP2(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.96     $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.74     $       0.96    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     8,241            3,601              65              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UGIP3(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.96     $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.74     $       0.96    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,898            2,152             213              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UGIP4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.96     $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.74     $       0.96    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10,906            4,722             292              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UPRG1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.65     $       0.80    $       1.00              --
Accumulation unit value at end of period                     $       0.45     $       0.65    $       0.80              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,003              741              47              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002             2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG2(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.65     $       0.80    $       1.00              --
Accumulation unit value at end of period                     $       0.45     $       0.65    $       0.80              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,459            3,531             438              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UPRG3(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.65     $       0.80    $       1.00              --
Accumulation unit value at end of period                     $       0.45     $       0.65    $       0.80              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,042            1,944             426              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UPRG4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.65     $       0.80    $       1.00              --
Accumulation unit value at end of period                     $       0.44     $       0.65    $       0.80              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     7,706            5,808             700              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UTEC1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.51     $       0.69    $       1.00              --
Accumulation unit value at end of period                     $       0.30     $       0.51    $       0.69              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       372              364              44              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UTEC2(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.51     $       0.69    $       1.00              --
Accumulation unit value at end of period                     $       0.29     $       0.51    $       0.69              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,530            1,387             216              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UTEC3(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.51     $       0.69    $       1.00              --
Accumulation unit value at end of period                     $       0.29     $       0.51    $       0.69              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       684              793             277              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UTEC4(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $       0.51     $       0.69    $       1.00              --
Accumulation unit value at end of period                     $       0.29     $       0.51    $       0.69              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,423            2,237             456              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UEGL1(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.84     $       0.98    $       1.00              --
Accumulation unit value at end of period                     $       0.66     $       0.84    $       0.98              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        89               78               8              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UEGL2(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.84     $       0.98    $       1.00              --
Accumulation unit value at end of period                     $       0.66     $       0.84    $       0.98              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       546              481              65              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UEGL3(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.83     $       0.98    $       1.00              --
Accumulation unit value at end of period                     $       0.66     $       0.83    $       0.98              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       285              183              17              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UEGL4(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.83     $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.65     $       0.83    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       756            1,186               4              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002             2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGI1(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.91     $       1.04    $       1.00              --
Accumulation unit value at end of period                     $       0.76     $       0.91    $       1.04              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        92               83              25              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UEGI2(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.91     $       1.04    $       1.00              --
Accumulation unit value at end of period                     $       0.76     $       0.91    $       1.04              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       297              153              18              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UEGI3(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.90     $       1.04    $       1.00              --
Accumulation unit value at end of period                     $       0.76     $       0.90    $       1.04              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       169              120              27              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UEGI4(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.90     $       1.04    $       1.00              --
Accumulation unit value at end of period                     $       0.75     $       0.90    $       1.04              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       395              178               6              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UEMS1(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.82     $       0.98    $       1.00              --
Accumulation unit value at end of period                     $       0.59     $       0.82    $       0.98              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        56               77              30              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UEMS2(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.81     $       0.98    $       1.00              --
Accumulation unit value at end of period                     $       0.59     $       0.81    $       0.98              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       625              604              39              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UEMS3(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.81     $       0.98    $       1.00              --
Accumulation unit value at end of period                     $       0.59     $       0.81    $       0.98              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       243              227               5              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UEMS4(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.81     $       0.98    $       1.00              --
Accumulation unit value at end of period                     $       0.59     $       0.81    $       0.98              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       463              453              61              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UEOM1(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.69     $       0.82    $       1.00              --
Accumulation unit value at end of period                     $       0.51     $       0.69    $       0.82              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       338              422              97              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UEOM2(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.69     $       0.82    $       1.00              --
Accumulation unit value at end of period                     $       0.51     $       0.69    $       0.82              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,140            1,855             280              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UEOM3(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.69     $       0.82    $       1.00              --
Accumulation unit value at end of period                     $       0.51     $       0.69    $       0.82              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,072            1,030             186              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002             2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOM4(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND - CLASS 1)
Accumulation unit value at beginning of period               $       0.69     $       0.82    $       1.00              --
Accumulation unit value at end of period                     $       0.51     $       0.69    $       0.82              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,609            3,028             703              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UESC1(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 1)
Accumulation unit value at beginning of period               $       1.37     $       1.17    $       1.00              --
Accumulation unit value at end of period                     $       1.19     $       1.37    $       1.17              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       346               69              10              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UESC2(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 1)
Accumulation unit value at beginning of period               $       1.37     $       1.17    $       1.00              --
Accumulation unit value at end of period                     $       1.18     $       1.37    $       1.17              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,930              481              33              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UESC3(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 1)
Accumulation unit value at beginning of period               $       1.37     $       1.17    $       1.00              --
Accumulation unit value at end of period                     $       1.18     $       1.37    $       1.17              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       720              120               1              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UESC4(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND - CLASS 1)
Accumulation unit value at beginning of period               $       1.36     $       1.17    $       1.00              --
Accumulation unit value at end of period                     $       1.18     $       1.36    $       1.17              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,265            1,562               7              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UESI1(1) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period               $       1.09     $       1.04    $       1.00              --
Accumulation unit value at end of period                     $       1.25     $       1.09    $       1.04              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       103               79              --              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UESI2(1) (INVESTING IN SHARES OF EVERGREEN VA STATEGIC INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period               $       1.09     $       1.04    $       1.00              --
Accumulation unit value at end of period                     $       1.25     $       1.09    $       1.04              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,118            1,187               8              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UESI3(1) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period               $       1.09     $       1.04    $       1.00              --
Accumulation unit value at end of period                     $       1.24     $       1.09    $       1.04              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       311              258              24              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UESI4(1) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period               $       1.09     $       1.04    $       1.00              --
Accumulation unit value at end of period                     $       1.24     $       1.09    $       1.04              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,607              732              --              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UCOF1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.85     $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.76     $       0.85    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       633              232               4              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UCOF2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.84     $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.76     $       0.84    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,717            2,028             189              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002             2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCOF3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.84     $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.75     $       0.84    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,431              457               2              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UCOF4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.84     $       0.97    $       1.00              --
Accumulation unit value at end of period                     $       0.75     $       0.84    $       0.97              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5,134            1,866             191              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --
SUBACCOUNT UHIP1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.72     $       0.83    $       1.00              --
Accumulation unit value at end of period                     $       0.74     $       0.72    $       0.83              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       114              104               4              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UHIP2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.72     $       0.82    $       1.00              --
Accumulation unit value at end of period                     $       0.74     $       0.72    $       0.82              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,089              793              27              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UHIP3(1) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.72     $       0.82    $       1.00              --
Accumulation unit value at end of period                     $       0.73     $       0.72    $       0.82              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       502              294              56              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UHIP4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.72     $       0.82    $       1.00              --
Accumulation unit value at end of period                     $       0.73     $       0.72    $       0.82              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,948            1,031              50              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UMDC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.16     $       1.21    $       1.00              --
Accumulation unit value at end of period                     $       1.03     $       1.16    $       1.21              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       699              468              23              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UMDC2(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.15     $       1.21    $       1.00              --
Accumulation unit value at end of period                     $       1.03     $       1.15    $       1.21              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,180            2,134             134              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UMDC4(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.15     $       1.21    $       1.00              --
Accumulation unit value at end of period                     $       1.02     $       1.15    $       1.21              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,911            2,607             222              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT PMDC1(3) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.56     $       1.63    $       1.24    $       1.00
Accumulation unit value at end of period                     $       1.39     $       1.56    $       1.63    $       1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,810            1,254             206              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%           1.25%

SUBACCOUNT USMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.75     $       0.90    $       1.00              --
Accumulation unit value at end of period                     $       0.53     $       0.75    $       0.90              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       656              312              52              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002             2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USMC2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.75     $       0.90    $       1.00              --
Accumulation unit value at end of period                     $       0.53     $       0.75    $       0.90              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,074            2,165             202              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT USMC4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.75     $       0.90    $       1.00              --
Accumulation unit value at end of period                     $       0.53     $       0.75    $       0.90              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,909            4,683             349              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT PSMC1(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.01     $       1.21    $       1.43    $       1.00
Accumulation unit value at end of period                     $       0.71     $       1.01    $       1.21    $       1.43
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4,574            2,844             855              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%           1.25%

SUBACCOUNT UMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.16     $       1.09    $       1.00              --
Accumulation unit value at end of period                     $       1.01     $       1.16    $       1.09              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       753               61              21              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UMSS2(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.16     $       1.09    $       1.00              --
Accumulation unit value at end of period                     $       1.01     $       1.16    $       1.09              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5,681            1,321               7              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UMSS4(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.15     $       1.09    $       1.00              --
Accumulation unit value at end of period                     $       1.00     $       1.15    $       1.09              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     6,327            1,374              15              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT PMSS1(3) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       1.22     $       1.16    $       1.03    $       1.00
Accumulation unit value at end of period                     $       1.06     $       1.22    $       1.16    $       1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,393              252              --              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%           1.25%

SUBACCOUNT UDMS1(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.80     $       0.87    $       1.00              --
Accumulation unit value at end of period                     $       0.79     $       0.80    $       0.87              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         9                9              --              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UDMS2(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.79     $       0.87    $       1.00              --
Accumulation unit value at end of period                     $       0.78     $       0.79    $       0.87              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        94               41               2              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UDMS3(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.79     $       0.87    $       1.00              --
Accumulation unit value at end of period                     $       0.78     $       0.79    $       0.87              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                        20               17              17              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UDMS4(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.79     $       0.87    $       1.00              --
Accumulation unit value at end of period                     $       0.78     $       0.79    $       0.87              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       239              116               7              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002             2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT1(1),(4) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.85     $       1.02    $       1.00              --
Accumulation unit value at end of period                     $       0.68     $       0.85    $       1.02              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       513              324              22              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UINT2(1),(4) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.85     $       1.02    $       1.00              --
Accumulation unit value at end of period                     $       0.68     $       0.85    $       1.02              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,059              887              --              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UINT3(1),(4) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.84     $       1.02    $       1.00              --
Accumulation unit value at end of period                     $       0.68     $       0.84    $       1.02              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       866              514              52              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UINT4(1),(4) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $       0.84     $       1.02    $       1.00              --
Accumulation unit value at end of period                     $       0.68     $       0.84    $       1.02              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,373            1,576              53              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UGRS1(1) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.71     $       0.95    $       1.00              --
Accumulation unit value at end of period                     $       0.50     $       0.71    $       0.95              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       421              326               3              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UGRS2(1) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.70     $       0.95    $       1.00              --
Accumulation unit value at end of period                     $       0.50     $       0.70    $       0.95              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,137            2,288              71              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UGRS3(1) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.70     $       0.95    $       1.00              --
Accumulation unit value at end of period                     $       0.50     $       0.70    $       0.95              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       875              662              75              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UGRS4(1) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.70     $       0.95    $       1.00              --
Accumulation unit value at end of period                     $       0.50     $       0.70    $       0.95              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,832            1,928             187              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UNDS1(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.95     $       1.01    $       1.00              --
Accumulation unit value at end of period                     $       0.64     $       0.95    $       1.01              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       165              115              27              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UNDS2(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.95     $       1.01    $       1.00              --
Accumulation unit value at end of period                     $       0.64     $       0.95    $       1.01              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       569              317               7              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UNDS4(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.94     $       1.01    $       1.00              --
Accumulation unit value at end of period                     $       0.63     $       0.94    $       1.01              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       832              454              76              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002             2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSND1(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       0.87     $       0.93    $       1.00              --
Accumulation unit value at end of period                     $       0.58     $       0.87    $       0.93              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       441              293              35              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UTRS1(1) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.10     $       1.12    $       1.00              --
Accumulation unit value at end of period                     $       1.04     $       1.10    $       1.12              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,585              792              45              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UTRS2(1) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.10     $       1.12    $       1.00              --
Accumulation unit value at end of period                     $       1.03     $       1.10    $       1.12              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     7,687            3,440              86              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UTRS4(1) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.10     $       1.11    $       1.00              --
Accumulation unit value at end of period                     $       1.03     $       1.10    $       1.11              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     8,646            3,493             141              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT PSTR1(1) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period               $       1.05     $       1.06    $       1.00              --
Accumulation unit value at end of period                     $       0.98     $       1.05    $       1.06              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,949            1,861              23              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UGIN1(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.99     $       1.07    $       1.00              --
Accumulation unit value at end of period                     $       0.79     $       0.99    $       1.07              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       379              287              --              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UGIN2(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.99     $       1.07    $       1.00              --
Accumulation unit value at end of period                     $       0.79     $       0.99    $       1.07              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,991            1,166              31              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UGIN4(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.98     $       1.07    $       1.00              --
Accumulation unit value at end of period                     $       0.79     $       0.98    $       1.07              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,879            1,109              17              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT PGIN1(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.95     $       1.03    $       0.97    $       1.00
Accumulation unit value at end of period                     $       0.76     $       0.95    $       1.03    $       0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,583              963             146              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%           1.25%

SUBACCOUNT UINO1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.53     $       0.76    $       1.00              --
Accumulation unit value at end of period                     $       0.46     $       0.53    $       0.76              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       232              199              63              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UINO2(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.53     $       0.76    $       1.00              --
Accumulation unit value at end of period                     $       0.46     $       0.53    $       0.76              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       895            1,015              86              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                              2002            2001             2000            1999
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINO3(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL
  NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.53     $       0.76    $       1.00              --
Accumulation unit value at end of period                     $       0.45     $       0.53    $       0.76              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       440              461              96              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UINO4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL
  NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.53     $       0.76    $       1.00              --
Accumulation unit value at end of period                     $       0.45     $       0.53    $       0.76              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,444            1,359             155              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --

SUBACCOUNT UVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA
  FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.60     $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.42     $       0.60    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       163              265              35              --
Ratio of operating expense to average net assets                     1.00%            1.00%           1.00%             --

SUBACCOUNT UVIS2(1) (INVESTING IN SHARES OF PUTNAM VT VISTA
  FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.60     $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.41     $       0.60    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2,476            2,325             216              --
Ratio of operating expense to average net assets                     1.10%            1.10%           1.10%             --

SUBACCOUNT UVIS3(1) (INVESTING IN SHARES OF PUTNAM VT VISTA
  FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.60     $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.41     $       0.60    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1,020            1,024             152              --
Ratio of operating expense to average net assets                     1.25%            1.25%           1.25%             --

SUBACCOUNT UVIS4(1) (INVESTING IN SHARES OF PUTNAM VT VISTA
  FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $       0.60     $       0.92    $       1.00              --
Accumulation unit value at end of period                     $       0.41     $       0.60    $       0.92              --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3,391            7,086             487              --
Ratio of operating expense to average net assets                     1.35%            1.35%           1.35%             --


(1) Operations commenced on May 30, 2000.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on Nov. 9, 1999.
(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express New Solutions(R) Variable Annuity (comprised of subaccounts UCMG1, UCMG2, UCMG4, PCMG1, UFIF1, UFIF2, UFIF3, UFIF4, UMGD1, UMGD2, UMGD4, PMGD1, UNDM1, UNDM2, UNDM4, PNDM1, USPF1, USPF2, USPF3, USPF4, USCA1, USCA2, USCA4, PSCA1, UCAP1, UCAP2, UCAP4, PCAP1, UDDT1, UDDT2, UDDT3, UDDT4, UVAL1, UVAL2, UVAL4, PVAL1, UGIP1, UGIP2, UGIP3, UGIP4, UPRG1, UPRG2, UPRG3, UPRG4, UTEC1, UTEC2, UTEC3, UTEC4, UEGL1, UEGL2, UEGL3, UEGL4, UEGI1, UEGI2, UEGI3, UEGI4, UEMS1, UEMS2, UEMS3, UEMS4, UEOM1, UEOM2, UEOM3, UEOM4, UESC1, UESC2, UESC3, UESC4, UESI1, UESI2, UESI3, UESI4, UCOF1, UCOF2, UCOF3, UCOF4, UHIP1, UHIP2, UHIP3, UHIP4, UMDC1, UMDC2, UMDC4, PMDC1, USMC1, USMC2, USMC4, PSMC1, UMSS1, UMSS2, UMSS4, PMSS1, UDMS1, UDMS2, UDMS3, UDMS4, UINT1, UINT2, UINT3, UINT4, UGRS1, UGRS2, UGRS3, UGRS4, UNDS1, UNDS2, UNDS4, PSND1, UTRS1, UTRS2, UTRS4, PSTR1, UGIN1, UGIN2, UGIN4, PGIN1, UINO1, UINO2, UINO3, UINO4, UVIS1, UVIS2, UVIS3 and UVIS4) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express New Solutions(R) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                      /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002                                             UCMG1         UCMG2         UCMG4         PCMG1         UFIF1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    737,442  $  2,965,452  $  3,315,670  $  2,707,514  $    745,740
                                                          --------------------------------------------------------------------
    at market value                                       $    737,435  $  2,965,415  $  3,315,658  $  2,707,497  $    750,137
Dividends receivable                                               521         2,267         2,531         1,753         1,821
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   819            --            --           674            --
Receivable from mutual funds and portfolios
  for share redemptions                                             --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   738,775     2,967,682     3,318,189     2,709,924       751,958
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 510         2,478         3,492         2,227           552
    Administrative charge                                           90           391           437           304            98
    Contract terminations                                           --            --        30,519            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  600         2,869        34,448         2,531           650
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      738,175     2,964,813     3,283,741     2,707,393       751,308
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    738,175  $  2,964,813  $  3,283,741  $  2,707,393  $    751,308
==============================================================================================================================
Accumulation units outstanding                                 697,432     2,932,646     3,129,964     2,516,248       644,887
==============================================================================================================================
Net asset value per accumulation unit                     $       1.06  $       1.01  $       1.05  $       1.08  $       1.17
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UFIF2         UFIF3         UFIF4         UMGD1         UMGD2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $  6,066,389  $  1,976,871  $  6,249,561  $     35,977  $    844,445
                                                          --------------------------------------------------------------------
    at market value                                       $  6,153,596  $  2,011,612  $  6,322,065  $     29,519  $    677,839
Dividends receivable                                            15,628         4,925        14,076            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --           218         3,365            38            --
Receivable from mutual funds and portfolios
  for share redemptions                                             --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 6,169,224     2,016,755     6,339,506        29,557       677,839
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               5,295         1,935         6,046            21           564
    Administrative charge                                          836           264           756             4            89
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                6,131         2,199         6,802            25           653
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    6,163,093     2,014,556     6,332,704        29,532       677,186
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $  6,163,093  $  2,014,556  $  6,332,704  $     29,532  $    677,186
==============================================================================================================================
Accumulation units outstanding                               5,335,768     1,729,338     5,451,045        39,453       905,616
==============================================================================================================================
Net asset value per accumulation unit                     $       1.16  $       1.16  $       1.16  $       0.75  $       0.75
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UMGD4         PMGD1         UNDM1         UNDM2         UNDM4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    264,298  $    175,953  $     61,129  $    443,015  $    435,863
                                                          --------------------------------------------------------------------
    at market value                                       $    222,931  $    141,430  $     55,895  $    411,517  $    390,974
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            --            --         1,079         5,614
Receivable from mutual funds and portfolios
  for share redemptions                                             --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   222,931       141,430        55,895       412,596       396,588
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 231           136            39           316           367
    Administrative charge                                           29            19             7            50            46
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  260           155            46           366           413
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      222,671       141,275        55,849       412,230       396,175
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    222,671  $    141,275  $     55,849  $    412,230  $    396,175
==============================================================================================================================
Accumulation units outstanding                                 300,350       179,258        95,358       704,303       682,651
==============================================================================================================================
Net asset value per accumulation unit                     $       0.74  $       0.79  $       0.59  $       0.59  $       0.58
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 PNDM1         USPF1         USPF2         USPF3         USPF4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $  3,852,324  $    247,240  $  2,934,792  $  1,656,095  $  3,645,864
                                                          --------------------------------------------------------------------
    at market value                                       $  2,723,744  $    221,224  $  2,445,712  $  1,403,895  $  3,025,331
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            47         3,104            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 2,723,744       221,271     2,448,816     1,403,895     3,025,331
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               2,570           161         2,025         1,347         3,158
    Administrative charge                                          351            28           320           184           395
    Contract terminations                                       25,003            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               27,924           189         2,345         1,531         3,553
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    2,665,088       221,024     2,446,471     1,398,455     3,021,778
Net assets applicable to contracts in payment period            30,732            58            --         3,909            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $  2,695,820  $    221,082  $  2,446,471  $  1,402,364  $  3,021,778
==============================================================================================================================
Accumulation units outstanding                               4,062,591       359,562     3,995,152     2,289,816     4,960,170
==============================================================================================================================
Net asset value per accumulation unit                     $       0.66  $       0.61  $       0.61  $       0.61  $       0.61
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 USCA1         USCA2         USCA4         PSCA1         UCAP1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $     12,237  $    163,760  $    140,519  $    376,102  $    386,379
                                                          --------------------------------------------------------------------
    at market value                                       $     11,297  $    150,498  $    125,921  $    317,061  $    260,859
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            --            --            --            89
Receivable from mutual funds and portfolios
  for share redemptions                                             --            --            --            --           230
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    11,297       150,498       125,921       317,061       261,178
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   8           123           113           304           196
    Administrative charge                                            2            19            14            42            34
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --            --            --            --            89
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   10           142           127           346           319
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       11,287       150,356       125,794       316,715       260,859
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $     11,287  $    150,356  $    125,794  $    316,715  $    260,859
==============================================================================================================================
Accumulation units outstanding                                  14,288       191,012       160,697       366,130       506,113
==============================================================================================================================
Net asset value per accumulation unit                     $       0.79  $       0.79  $       0.78  $       0.87  $       0.52
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UCAP2         UCAP4         PCAP1         UDDT1         UDDT2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $  1,647,968  $  3,188,574  $  3,209,478  $     69,097  $    459,741
                                                          --------------------------------------------------------------------
    at market value                                       $  1,138,214  $  2,316,840  $  1,979,508  $     44,088  $    274,162
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   759            --            13            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                          1,102         2,775         2,174            39           266
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 1,140,075     2,319,615     1,981,695        44,127       274,428
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                  952         2,467         1,913            33           230
   Administrative charge                                           150           308           261             6            36
   Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                        759            --            13            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                1,861         2,775         2,187            39           266
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    1,138,214     2,316,840     1,979,508        44,088       274,162
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $  1,138,214  $  2,316,840  $  1,979,508  $     44,088  $    274,162
==============================================================================================================================
Accumulation units outstanding                               2,237,141     4,583,161     3,147,763       112,634       701,350
==============================================================================================================================
Net asset value per accumulation unit                     $       0.51  $       0.51  $       0.63  $       0.39  $       0.39
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIESs

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UDDT3         UDDT4         UVAL1         UVAL2         UVAL4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $     97,439  $    962,630  $    513,579  $  3,130,597  $  4,965,739
                                                          --------------------------------------------------------------------
    at market value                                       $     55,954  $    639,382  $    338,377  $  2,160,792  $  3,455,322
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    25            --            --            --            41
Receivable from mutual funds and portfolios
  for share redemptions                                             62           758           298         2,090         4,086
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    56,041       640,140       338,675     2,162,882     3,459,449
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  55           674           253         1,805         3,632
    Administrative charge                                            7            84            45           285           454
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         25            --            --            --            41
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   87           758           298         2,090         4,127
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       55,954       639,382       338,377     2,160,792     3,455,322
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $     55,954  $    639,382  $    338,377  $  2,160,792  $  3,455,322
==============================================================================================================================
Accumulation units outstanding                                 143,582     1,645,840       636,641     4,075,953     6,560,217
==============================================================================================================================
Net asset value per accumulation unit                     $       0.39  $       0.39  $       0.53  $       0.53  $       0.53
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 PVAL1         UGIP1         UGIP2         UGIP3         UGIP4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $  9,178,713  $  1,191,927  $  7,603,352  $  3,645,994  $ 10,110,368
                                                          --------------------------------------------------------------------
    at market value                                       $  5,580,541  $    996,251  $  6,104,915  $2,880,686 $     8,027,175
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                10,192           105         2,566            --        13,625
Receivable from mutual funds and portfolios
  for share redemptions                                          6,166           865         5,856         3,239         9,424
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 5,596,899       997,221     6,113,337     2,883,925     8,050,224
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               5,426           735         5,057         2,850         8,377
    Administrative charge                                          740           130           799           389         1,047
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                     10,192           105         2,566            --        13,625
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               16,358           970         8,422         3,239        23,049
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    5,546,522       996,251     6,104,915     2,876,366     8,027,175
Net assets applicable to contracts in payment period            34,019            --            --         4,320            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $  5,580,541  $    996,251  $  6,104,915  $  2,880,686  $  8,027,175
==============================================================================================================================
Accumulation units outstanding                               9,969,752     1,341,385     8,240,945     3,897,922    10,906,192
==============================================================================================================================
Net asset value per accumulation unit                     $       0.56  $       0.74  $       0.74  $       0.74  $       0.74
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UPRG1         UPRG2         UPRG3         UPRG4         UTEC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    620,949  $  2,941,075  $  1,378,049  $  5,027,796  $    202,926
                                                          --------------------------------------------------------------------
    at market value                                       $    449,521  $  1,993,594  $    909,470  $  3,422,848  $    109,721
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            --            13            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                            395         1,904         1,032         5,821           193
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   449,916     1,995,498       910,515     3,428,669       109,914
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 336         1,644           908         3,599            83
    Administrative charge                                           59           260           124           450            15
    Contract terminations                                           --            --            --         1,772            95
Payable to mutual funds and portfolios
  for investments purchased                                         --            --            13            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  395         1,904         1,045         5,821           193
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      449,521     1,993,594       909,470     3,422,848       109,721
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    449,521  $  1,993,594  $    909,470  $  3,422,848  $    109,721
==============================================================================================================================
Accumulation units outstanding                               1,002,649     4,458,868     2,042,048     7,705,539       371,846
==============================================================================================================================
Net asset value per accumulation unit                     $       0.45  $       0.45  $       0.45  $       0.44  $       0.30
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UTEC2         UTEC3         UTEC4         UEGL1         UEGL2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    813,936  $    411,542  $  1,340,754  $     73,188  $    450,204
                                                          --------------------------------------------------------------------
    at market value                                       $    450,190  $    200,643  $    708,564  $     59,093  $    360,168
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                            437           235         1,104            51           343
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   450,627       200,878       709,668        59,144       360,511
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 377           207           759            43           296
    Administrative charge                                           60            28            95             8            47
    Contract terminations                                           --            --           250            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  437           235         1,104            51           343
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      450,190       200,643       708,564        59,093       360,168
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    450,190  $    200,643  $    708,564  $     59,093  $    360,168
==============================================================================================================================
Accumulation units outstanding                               1,529,719       684,451     2,423,326        89,454       546,449
==============================================================================================================================
Net asset value per accumulation unit                     $       0.29  $       0.29  $       0.29  $       0.66  $       0.66
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEGL3         UEGL4         UEGI1         UEGI2         UEGI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    234,006  $    611,655  $     87,248  $    257,534  $    153,611
                                                          --------------------------------------------------------------------
    at market value                                       $    189,575  $    495,372  $     69,786  $    225,288  $    127,831
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            --            19            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                            205           593            61           216           140
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   189,780       495,965        69,866       225,504       127,971
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 180           527            52           187           123
    Administrative charge                                           25            66             9            29            17
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --            --            19            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  205           593            80           216           140
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      186,856       495,372        69,786       225,288       127,831
Net assets applicable to contracts in payment period             2,719            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               189,575       495,372  $     69,786  $    225,288  $    127,831
==============================================================================================================================
Accumulation units outstanding                                 284,604       756,456        91,815       297,066       169,214
==============================================================================================================================
Net asset value per accumulation unit                     $       0.66  $       0.65  $       0.76  $       0.76  $       0.76
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEGI4         UEMS1         UEMS2         UEMS3         UEMS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    346,430  $     47,566  $    528,547  $    186,442  $    390,550
                                                          --------------------------------------------------------------------
    at market value                                       $    297,366  $     33,179  $    368,979  $    143,039  $    272,046
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                            359            28           357           157           322
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   297,725        33,207       369,336       143,196       272,368
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 319            24           308           138           286
    Administrative charge                                           40             4            49            19            36
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  359            28           357           157           322
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      297,366        33,179       368,979       143,039       272,046
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    297,366  $     33,179  $    368,979  $    143,039  $    272,046
==============================================================================================================================
Accumulation units outstanding                                 394,620        56,003       624,680       243,110       463,454
==============================================================================================================================
Net asset value per accumulation unit                     $       0.75  $       0.59  $       0.59  $       0.59  $       0.59
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UEOM1         UEOM2         UEOM3        UEOM4         UESC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    245,213  $  1,482,858  $    768,978  $  2,501,941  $    460,246
                                                          --------------------------------------------------------------------
    at market value                                       $    172,291  $  1,088,049  $    545,259  $  1,823,023  $    409,877
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    19           114            --            --            19
Receivable from mutual funds and portfolios
  for share redemptions                                            151         1,054           599         2,183           361
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   172,461     1,089,217       545,858     1,825,206       410,257
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 128           910           527         1,941           307
    Administrative charge                                           23           144            72           242            54
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         19           114            --            --            19
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  170         1,168           599         2,183           380
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      172,291     1,088,049       542,671     1,823,023       409,877
Net assets applicable to contracts in payment period                --            --         2,588            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    172,291  $  1,088,049  $    545,259  $  1,823,023  $    409,877
==============================================================================================================================
Accumulation units outstanding                                 338,027     2,140,228     1,071,623     3,609,379       345,546
==============================================================================================================================
Net asset value per accumulation unit                     $       0.51  $       0.51  $       0.51  $       0.51  $       1.19
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UESC2         UESC3         UESC4        UESI1         UESI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $  2,634,574  $    946,200  $  3,031,017  $    122,027  $  1,324,339
                                                          --------------------------------------------------------------------
    at market value                                       $  2,283,557  $    827,278  $  2,663,157  $    129,379  $  1,395,317
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 4,612            13         7,913            --         1,742
Receivable from mutual funds and portfolios
  for share redemptions                                          2,189           892         3,136           114         1,341
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 2,290,358       828,183     2,674,206       129,493     1,398,400
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               1,891           785         2,788            97         1,158
    Administrative charge                                          298           107           348            17           183
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                      4,612            13         7,913            --         1,742
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                6,801           905        11,049           114         3,083
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    2,283,557       827,278     2,663,157       129,379     1,395,317
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $  2,283,557  $    827,278  $  2,663,157  $    129,379  $  1,395,317
==============================================================================================================================
Accumulation units outstanding                               1,929,994       701,924     2,265,408       103,410     1,118,142
==============================================================================================================================
Net asset value per accumulation unit                     $       1.18  $       1.18  $       1.18  $       1.25  $       1.25
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UESI3         UESI4        UCOF1         UCOF2         UCOF3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    363,854  $  1,900,428  $    518,538  $  3,937,616  $  1,177,157
                                                          --------------------------------------------------------------------
    at market value                                       $    386,885  $  1,992,581  $    479,878  $  3,566,739  $  1,081,323
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            --            --         1,700            --
Receivable from mutual funds and portfolios
  for share redemptions                                            424         2,348           418         3,419         1,167
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   387,309     1,994,929       480,296     3,571,858     1,082,490
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 373         2,087           355         2,953         1,027
    Administrative charge                                           51           261            63           466           140
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --            --            --         1,700            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  424         2,348           418         5,119         1,167
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      386,885     1,992,581       479,878     3,566,739     1,078,163
Net assets applicable to contracts in payment period                --            --            --            --         3,160
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    386,885  $  1,992,581  $    479,878  $  3,566,739  $  1,081,323
==============================================================================================================================
Accumulation units outstanding                                 311,250     1,607,129       632,981     4,716,791     1,431,364
==============================================================================================================================
Net asset value per accumulation unit                     $       1.24  $       1.24  $       0.76  $       0.76  $       0.75
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UCOF4         UHIP1        UHIP2         UHIP3         UHIP4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $  4,239,057  $     88,616  $    840,029  $    395,542  $  1,478,186
                                                          --------------------------------------------------------------------
    at market value                                       $  3,857,443  $     83,888  $    801,516  $    368,416  $  1,425,016
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 1,564            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                          4,518            74           770           401         1,672
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 3,863,525        83,962       802,286       368,817     1,426,688
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               4,016            63           665           353         1,486
    Administrative charge                                          502            11           105            48           186
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                      1,564            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                6,082            74           770           401         1,672
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    3,857,443        83,888       801,516       368,416     1,425,016
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $  3,857,443  $     83,888  $    801,516  $    368,416  $  1,425,016
==============================================================================================================================
Accumulation units outstanding                               5,134,477       113,641     1,088,551       502,247     1,947,725
==============================================================================================================================
Net asset value per accumulation unit                     $       0.75  $       0.74  $       0.74  $       0.73  $       0.73
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UMDC1         UMDC2         UMDC4         PMDC1         USMC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    767,635  $  4,645,678  $  5,465,924  $  2,709,890  $    419,649
                                                          --------------------------------------------------------------------
    at market value                                       $    720,674  $  4,297,699  $  5,017,077  $  2,510,030  $    349,634
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --         4,362         2,606            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                          1,321         4,118         5,867         2,750           305
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   721,995     4,306,179     5,025,550     2,512,780       349,939
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 537         3,556         5,215         2,420           259
    Administrative charge                                           95           562           652           330            46
    Contract terminations                                          689            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --         4,362         2,606            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                1,321         8,480         8,473         2,750           305
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      720,674     4,297,699     5,017,077     2,508,269       349,634
Net assets applicable to contracts in payment period                --            --            --         1,761            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    720,674  $  4,297,699  $  5,017,077  $  2,510,030  $    349,634
==============================================================================================================================
Accumulation units outstanding                                 699,073     4,179,642     4,911,006     1,809,731       656,242
==============================================================================================================================
Net asset value per accumulation unit                     $       1.03  $       1.03  $       1.02  $       1.39  $       0.53
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 USMC2         USMC4         PSMC1         UMSS1         UMSS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $  2,777,281  $  3,369,962  $  4,538,538  $    806,491  $  6,387,251
                                                          --------------------------------------------------------------------
    at market value                                       $  2,164,709  $  2,591,626  $  3,260,777  $    762,284  $  5,736,647
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   138         1,316            --         4,018       116,523
Receivable from mutual funds and portfolios
  for share redemptions                                          2,045         3,040        29,457           657         5,300
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 2,166,892     2,595,982     3,290,234       766,959     5,858,470
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               1,766         2,702         3,181           558         4,577
    Administrative charge                                          279           338           434            99           723
    Contract terminations                                           --            --        25,842            --            --
Payable to mutual funds and portfolios
  for investments purchased                                        138         1,316            --         4,018       116,523
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                2,183         4,356        29,457         4,675       121,823
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    2,164,709     2,591,626     3,254,661       762,284     5,736,647
Net assets applicable to contracts in payment period                --            --         6,116            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $  2,164,709  $  2,591,626  $  3,260,777  $    762,284  $  5,736,647
==============================================================================================================================
Accumulation units outstanding                               4,073,959     4,908,863     4,574,186       752,851     5,680,829
==============================================================================================================================
Net asset value per accumulation unit                     $       0.53  $       0.53  $       0.71  $       1.01  $       1.01
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UMSS4         PMSS1         UDMS1         UDMS2         UDMS3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $  7,050,675  $  2,798,906  $      7,565  $     74,119  $     16,978
                                                          --------------------------------------------------------------------
    at market value                                       $  6,347,391  $  2,546,970  $      6,712  $     73,860  $     15,703
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                12,494            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                          7,210        27,717             6            66            17
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 6,367,095     2,574,687         6,718        73,926        15,720
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               6,409         2,413             5            57            15
    Administrative charge                                          801           329             1             9             2
    Contract terminations                                           --        24,975            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                     12,494            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               19,704        27,717             6            66            17
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    6,347,391     2,546,970         6,712        73,860        15,703
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $  6,347,391  $  2,546,970  $      6,712  $     73,860  $     15,703
==============================================================================================================================
Accumulation units outstanding                               6,326,579     2,393,082         8,541        94,248        20,110
==============================================================================================================================
Net asset value per accumulation unit                     $       1.00  $       1.06  $       0.79  $       0.78  $       0.78
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UDMS4         UINT1         UINT2         UINT3         UINT4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    192,601  $    428,694  $  1,713,285  $    744,917  $  2,090,419
                                                          --------------------------------------------------------------------
    at market value                                       $    186,209  $    350,081  $  1,401,778  $    587,642  $  1,605,307
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            --         4,396            13            --
Receivable from mutual funds and portfolios
  for share redemptions                                            214           305         1,326           635         1,869
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   186,423       350,386     1,407,500       588,290     1,607,176
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 190           259         1,145           559         1,661
    Administrative charge                                           24            46           181            76           208
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --            --         4,396            13            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  214           305         5,722           648         1,869
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      186,209       350,081     1,401,778       587,642     1,605,307
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    186,209  $    350,081  $  1,401,778  $    587,642  $  1,605,307
==============================================================================================================================
Accumulation units outstanding                                 239,038       512,796     2,058,559       866,374     2,372,839
==============================================================================================================================
Net asset value per accumulation unit                     $       0.78  $       0.68  $       0.68  $       0.68  $       0.68
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UGRS1         UGRS2        UGRS3         UGRS4         UNDS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    284,432  $  2,145,401  $    598,058  $  1,922,799  $    141,175
                                                          --------------------------------------------------------------------
    at market value                                       $    212,685  $  1,578,807  $    440,835  $  1,416,100  $    105,616
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            29            --         2,643            --
Receivable from mutual funds and portfolios
  for share redemptions                                            185         1,525           480         1,664            93
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   212,870     1,580,361       441,315     1,420,407       105,709
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 157         1,317           422         1,479            79
    Administrative charge                                           28           208            58           185            14
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         --            29            --         2,643            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  185         1,554           480         4,307            93
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      212,685     1,578,807       438,616     1,416,100       105,616
Net assets applicable to contracts in payment period                --            --         2,219            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    212,685  $  1,578,807  $    440,835  $  1,416,100  $    105,616
==============================================================================================================================
Accumulation units outstanding                                 421,468     3,137,043       874,935     2,832,097       165,229
==============================================================================================================================
Net asset value per accumulation unit                     $       0.50  $       0.50  $       0.50  $       0.50  $       0.64
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 UNDS2        UNDS4         PSND1          UTRS1        UTRS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    473,229  $    699,458  $    345,419  $  1,699,250  $  8,392,661
                                                          --------------------------------------------------------------------
    at market value                                       $    362,738  $    526,961  $    260,364  $  1,640,475  $  7,937,214
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   156            53            --            18        11,658
Receivable from mutual funds and portfolios
  for share redemptions                                            346           622           278         1,414         7,554
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   363,240       527,636       260,642     1,641,907     7,956,426
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 299           553           245         1,202         6,524
    Administrative charge                                           47            69            33           212         1,030
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                        156            53            --            18        11,658
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  502           675           278         1,432        19,212
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      362,738       526,961       258,127     1,640,475     7,937,214
Net assets applicable to contracts in payment period                --            --         2,237            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    362,738  $    526,961  $    260,364  $  1,640,475  $  7,937,214
==============================================================================================================================
Accumulation units outstanding                                 568,899       831,812       441,310     1,584,665     7,686,634
==============================================================================================================================
Net asset value per accumulation unit                     $       0.64  $       0.63  $       0.58  $       1.04  $       1.03
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                UTRS4          PSTR1        UGIN1         UGIN2         UGIN4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $  9,392,629  $  4,108,424  $    351,834  $  1,927,735  $  1,775,606
                                                          --------------------------------------------------------------------
    at market value                                       $  8,870,346  $  3,872,591  $    300,804  $  1,576,097  $  1,478,390
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                12,681            --            --           540         6,557
Receivable from mutual funds and portfolios
  for share redemptions                                         10,042        29,324           259         1,496         1,742
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 8,893,069     3,901,915       301,063     1,578,133     1,486,689
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               8,926         3,805           220         1,292         1,548
    Administrative charge                                        1,116           519            39           204           194
    Contract terminations                                           --        25,000            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                     12,681            --            --           540         6,557
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               22,723        29,324           259         2,036         8,299
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    8,870,346     3,872,591       300,804     1,576,097     1,478,390
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $  8,870,346  $  3,872,591  $    300,804  $  1,576,097  $  1,478,390
==============================================================================================================================
Accumulation units outstanding                               8,646,223     3,948,613       378,819     1,990,589     1,879,367
==============================================================================================================================
Net asset value per accumulation unit                     $       1.03  $       0.98  $       0.79  $       0.79  $       0.79
==============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 PGIN1         UINO1         UINO2         UINO3        UINO4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $  1,484,543  $    132,622  $    512,490  $    253,925  $    827,928
                                                          --------------------------------------------------------------------
    at market value                                       $  1,207,744  $    106,209  $    408,149  $    199,950  $    654,354
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     6            --           131            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                          1,310            91           392           235           791
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 1,209,060       106,300       408,672       200,185       655,145
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               1,153            77           339           207           703
    Administrative charge                                          157            14            53            28            88
    Contract terminations                                           --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          6            --           131            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                1,316            91           523           235           791
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    1,207,744       106,209       408,149       199,950       654,354
Net assets applicable to contracts in payment period                --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $  1,207,744  $    106,209  $    408,149  $    199,950  $    654,354
==============================================================================================================================
Accumulation units outstanding                               1,583,024       232,211       894,723       440,001     1,443,721
==============================================================================================================================
Net asset value per accumulation unit                     $       0.76  $       0.46  $       0.46  $       0.45  $       0.45
==============================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                UVIS1         UVIS2          UVIS3         UVIS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    110,027  $  1,607,285  $    679,569  $  2,099,653
                                                          ------------------------------------------------------
    at market value                                       $     67,719  $  1,025,916  $    422,037  $  1,395,564
Dividends receivable                                                --            --            --            --
Accounts receivable from American Enterprise Life
for contract purchase payments                                      --           131            13         1,340
Receivable from mutual funds and portfolios
for share redemptions                                               60           993           488         1,656
----------------------------------------------------------------------------------------------------------------
Total assets                                                    67,779     1,027,040       422,538     1,398,560
================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
Mortality and expense risk fee                                      51           858           429         1,472
Administrative charge                                                9           135            59           184
Contract terminations                                               --            --            --            --
Payable to mutual funds and portfolios
for investments purchased                                           --           131            13         1,340
----------------------------------------------------------------------------------------------------------------
Total liabilities                                                   60         1,124           501         2,996
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       67,719     1,025,916       420,975     1,395,564
Net assets applicable to contracts in payment period                --            --         1,062            --
----------------------------------------------------------------------------------------------------------------
Total net assets                                          $     67,719  $  1,025,916  $    422,037  $  1,395,564
================================================================================================================
Accumulation units outstanding                                 163,010     2,476,391     1,020,149     3,390,706
================================================================================================================
Net asset value per accumulation unit                     $       0.42  $       0.41  $       0.41  $       0.41
================================================================================================================
See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                    UCMG1         UCMG2        UCMG4         PCMG1           UFIF1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $      6,940  $     30,893  $     55,540  $     25,453   $      9,219
Variable account expenses                                          5,994        29,377        64,911        27,306          3,134
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      946         1,516        (9,371)       (1,853)         6,085
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          436,704     1,773,768     9,991,982     2,676,501         66,854
    Cost of investments sold                                     436,712     1,773,803     9,992,062     2,676,545         66,878
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      (8)          (35)          (80)          (44)           (24)
---------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                                      --            --            --            --          2,958
Net change in unrealized appreciation or
  depreciation of investments                                          9            36            80            45          4,430
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         1             1            --             1          7,364
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $        947  $      1,517  $     (9,371) $     (1,852)  $     13,449
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        UFIF2         UFIF3         UFIF4         UMGD1          UMGD2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $    130,959  $     44,485  $    102,353  $      2,078   $     16,196
Variable account expenses                                         50,132        19,251        47,531           884          6,587
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   80,827        25,234        54,822         1,194          9,609
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                        1,052,529       136,047       590,976        93,200         27,589
    Cost of investments sold                                   1,043,632       134,143       584,214       112,675         35,068
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   8,897         1,904         6,762       (19,475)        (7,479)
Distributions from capital gains                                  30,633         9,364        24,520         7,387         50,891
Net change in unrealized appreciation or
  depreciation of investments                                     89,931        34,777        72,412        (2,514)      (141,476)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   129,461        46,045       103,694       (14,602)       (98,064)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $    210,288  $     71,279  $    158,516  $    (13,408)  $    (88,455)
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        UMGD4          PMGD1        UNDM1         UNDM2          UNDM4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $      6,303  $      3,599  $        127  $      1,025   $      1,055
Variable account expenses                                          3,277         1,730           231         1,962          2,526
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    3,026         1,869          (104)         (937)        (1,471)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          147,558        21,152         8,056        48,711         41,052
    Cost of investments sold                                     180,592        23,974         8,520        56,557         49,212
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (33,034)       (2,822)         (464)       (7,846)        (8,160)
Distributions from capital gains                                  17,536        11,681            13            79            133
Net change in unrealized appreciation or
  depreciation of investments                                    (37,778)      (31,652)       (5,024)      (33,121)       (35,734)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (53,276)      (22,793)       (5,475)      (40,888)       (43,761)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $    (50,250) $    (20,924) $     (5,579) $    (41,825)  $    (45,232)
=================================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        PNDM1         USPF1        USPF2          USPF3         USPF4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $     14,999  $      1,535  $     22,025  $     11,952   $     27,027
Variable account expenses                                         36,622         1,372        23,207        13,890         34,912
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (21,623)          163        (1,182)       (1,938)        (7,885)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          854,578        24,331       345,553       270,196        644,407
    Cost of investments sold                                   1,201,245        28,057       419,481       340,695        744,583
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (346,667)       (3,726)      (73,928)      (70,499)      (100,176)
Distributions from capital gains                                   2,779            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (455,998)      (26,419)     (511,274)     (242,845)      (625,838)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (799,886)      (30,145)     (585,202)     (313,344)      (726,014)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   (821,509) $    (29,982) $   (586,384) $   (315,282)  $   (733,899)
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        USCA1         USCA2        USCA4         PSCA1          UCAP1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $         --  $         --  $         --   $         --
Variable account expenses                                             57         1,237         1,136         4,036          3,563
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (57)       (1,237)       (1,136)       (4,036)        (3,563)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              156        59,021         2,277       105,191         88,934
    Cost of investments sold                                         179        64,826         2,537       120,389        136,325
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (23)       (5,805)         (260)      (15,198)       (47,391)
Distributions from capital gains                                      --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (654)      (16,079)      (17,394)      (58,826)       (67,673)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (677)      (21,884)      (17,654)      (74,024)      (115,064)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $       (734) $    (23,121) $    (18,790) $    (78,060)  $   (118,627)
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        UCAP2         UCAP4         PCAP1         UDDT1         UDDT2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $         --  $         --  $         --   $         --
Variable account expenses                                         14,460        33,348        30,426           524          3,697
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (14,460)      (33,348)      (30,426)         (524)        (3,697)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          245,249       454,693       641,948           572         77,440
    Cost of investments sold                                     353,816       623,823     1,001,650           744        111,184
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (108,567)     (169,130)     (359,702)         (172)       (33,744)
Distributions from capital gains                                      --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (288,428)     (571,874)     (393,285)      (20,895)      (105,083)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (396,995)     (741,004)     (752,987)      (21,067)      (138,827)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   (411,455) $   (774,352) $   (783,413) $    (21,591)  $   (142,524)
=================================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UDDT3          UDDT4         UVAL1         UVAL2         UVAL4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $         --  $      1,367  $      8,712   $     13,826
Variable account expenses                                            831         9,666         4,466        28,122         52,455
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (831)       (9,666)       (3,099)      (19,410)       (38,629)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              850       145,705        99,633       585,349        782,251
    Cost of investments sold                                       1,243       204,795       146,073       809,870      1,071,231
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (393)      (59,090)      (46,440)     (224,521)      (288,980)
Distributions from capital gains                                      --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (26,301)     (235,095)     (137,053)     (789,583)    (1,224,703)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (26,694)     (294,185)     (183,493)   (1,014,104)    (1,513,683)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $    (27,525) $   (303,851) $   (186,592) $ (1,033,514)  $ (1,552,312)
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        PVAL1         UGIP1         UGIP2         UGIP3          UGIP4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $     22,630  $      4,157  $     29,506  $     15,101   $     39,872
Variable account expenses                                         87,827         8,472        57,851        33,475         93,025
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (65,197)       (4,315)      (28,345)      (18,374)       (53,153)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                        1,649,024       267,312       495,936       442,990        671,018
    Cost of investments sold                                   2,505,577       334,038       627,972       555,998        838,805
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (856,553)      (66,726)     (132,036)     (113,008)      (167,787)
Distributions from capital gains                                      --        25,556       181,374        92,830        245,099
Net change in unrealized appreciation or
  depreciation of investments                                 (1,918,935)     (176,991)   (1,496,513)     (724,984)    (2,013,737)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (2,775,488)     (218,161)   (1,447,175)     (745,162)    (1,936,425)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $ (2,840,685) $   (222,476) $ (1,475,520) $   (763,536)  $ (1,989,578)
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UPRG1          UPRG2         UPRG3         UPRG4         UTEC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $         --  $         --  $         --   $         --
Variable account expenses                                          4,614        24,228        14,032        50,132          1,312
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   (4,614)      (24,228)      (14,032)      (50,132)        (1,312)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          127,259       475,130       295,139       461,130         23,323
    Cost of investments sold                                     160,557       661,216       417,439       633,926         32,174
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (33,298)     (186,086)     (122,300)     (172,796)        (8,851)
Distributions from capital gains                                      --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (138,350)     (681,360)     (321,239)   (1,246,621)       (66,039)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (171,648)     (867,446)     (443,539)   (1,416,417)       (74,890)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   (176,262) $   (891,674) $   (457,571) $ (1,469,549)  $    (76,202)
=================================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UTEC2          UTEC3         UTEC4         UEGL1         UEGL2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $         --  $         --  $        440   $      2,685
Variable account expenses                                          6,209         3,760        12,249           592          4,222
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   (6,209)       (3,760)      (12,249)         (152)        (1,537)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          179,393        94,190       223,599         7,648         93,019
    Cost of investments sold                                     310,178       168,789       367,651         8,180        110,050
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (130,785)      (74,599)     (144,052)         (532)       (17,031)
Distributions from capital gains                                      --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (211,155)     (104,528)     (386,642)      (12,864)       (76,073)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (341,940)     (179,127)     (530,694)      (13,396)       (93,104)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   (348,149) $   (182,887) $   (542,943) $    (13,548)  $    (94,641)
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UEGL3          UEGL4         UEGI1         UEGI2          UEGI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $      1,413  $      3,730  $        840  $      2,685   $      1,530
Variable account expenses                                          2,029        11,758           719         1,959          1,481
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (616)       (8,028)          121           726             49
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           15,267       644,463         9,191        16,895         16,590
    Cost of investments sold                                      16,369       754,842        10,837        19,150         18,300
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (1,102)     (110,379)       (1,646)       (2,255)        (1,710)
Distributions from capital gains                                      --            --             4             8              6
Net change in unrealized appreciation or
  depreciation of investments                                    (36,063)     (114,058)      (10,422)      (27,690)       (19,269)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (37,165)     (224,437)      (12,064)      (29,937)       (20,973)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $    (37,781) $   (232,465) $    (11,943) $    (29,211)  $    (20,924)
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        UEGI4         UEMS1        UEMS2         UEMS3          UEMS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $      3,538  $         31  $        227  $         92   $        159
Variable account expenses                                          3,425           569         4,684         2,064          4,153
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      113          (538)       (4,457)       (1,972)        (3,994)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           35,950        37,550        42,529        71,365         62,398
    Cost of investments sold                                      39,713        54,541        54,457        87,494         76,834
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (3,763)      (16,991)      (11,928)      (16,129)       (14,436)
Distributions from capital gains                                       9            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (48,729)       (3,077)     (127,162)      (37,803)       (86,207)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (52,483)      (20,068)     (139,090)      (53,932)      (100,643)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $    (52,370) $    (20,606) $   (143,547) $    (55,904)  $   (104,637)
=================================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        UEOM1         UEOM2         UEOM3         UEOM4         UESC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $         --  $         --  $         --   $        585
Variable account expenses                                          2,267        13,114         7,717        27,102          2,591
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   (2,267)      (13,114)       (7,717)      (27,102)        (2,006)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           85,544       252,413        87,877       422,595         30,336
    Cost of investments sold                                     118,196       324,442       112,904       551,199         32,400
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (32,652)      (72,029)      (25,027)     (128,604)        (2,064)
Distributions from capital gains                                      --            --            --            --         11,313
Net change in unrealized appreciation or
  depreciation of investments                                    (43,009)     (298,222)     (167,183)     (493,055)       (54,467)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (75,661)     (370,251)     (192,210)     (621,659)       (45,218)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $    (77,928) $   (383,365) $   (199,927) $   (648,761)  $    (47,224)
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        UESC2         UESC3         UESC4         UESI1          UESI2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $      3,246  $      1,180  $      3,781  $      6,814   $     73,310
Variable account expenses                                         17,957         6,494        38,684         1,060         14,344
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (14,711)       (5,314)      (34,903)        5,754         58,966
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                           212,870        82,353     1,780,375        10,710        541,743
   Cost of investments sold                                      245,761        98,158     1,998,075        10,264        528,190
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (32,891)      (15,805)     (217,700)          446         13,553
Distributions from capital gains                                  61,642        20,856        86,731            --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (380,253)     (122,437)     (462,475)        8,688        102,642
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (351,502)     (117,386)     (593,444)        9,134        116,195
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   (366,213) $   (122,700) $   (628,347) $     14,888   $    175,161
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        UESI3         UESI4         UCOF1         UCOF2          UCOF3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $     20,359  $    104,093  $      1,287  $     13,326   $      2,933
Variable account expenses                                          4,573        20,413         3,588        33,018         10,072
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   15,786        83,680        (2,301)      (19,692)        (7,139)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                           159,668       119,022       133,539       446,567        106,680
   Cost of investments sold                                      156,433       114,408       137,744       476,707        116,128
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   3,235         4,614        (4,205)      (30,140)        (9,448)
Distributions from capital gains                                      --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                     29,512       118,332       (37,791)     (344,605)       (97,015)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    32,747       122,946       (41,996)     (374,745)      (106,463)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $     48,533  $    206,626  $    (44,297) $   (394,437)  $   (113,602)
=================================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        UCOF4         UHIP1         UHIP2         UHIP3          UHIP4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $     12,633  $      7,903  $     66,700  $     21,754   $     84,402
Variable account expenses                                         41,078           862         8,658         3,467         14,736
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (28,445)        7,041        58,042        18,287         69,666
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          372,951        42,930       301,245        17,986        241,581
    Cost of investments sold                                     404,940        46,599       343,922        20,325        274,845
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (31,989)       (3,669)      (42,677)       (2,339)       (33,264)
Distributions from capital gains                                      --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (360,199)          478        (2,647)       (3,621)         2,593
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (392,188)       (3,191)      (45,324)       (5,960)       (30,671)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   (420,633) $      3,850  $     12,718  $     12,327   $     38,995
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UMDC1         UMDC2         UMDC4         PMDC1          USMC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $      4,518  $     21,817  $     27,944  $     16,866   $        582
Variable account expenses                                          6,361        40,749        70,024        30,451          2,631
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   (1,843)      (18,932)      (42,080)      (13,585)        (2,049)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           77,297       349,469     2,789,082       446,801         23,853
    Cost of investments sold                                      83,054       371,937     3,163,466       485,533         30,383
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (5,757)      (22,468)     (374,384)      (38,732)        (6,530)
Distributions from capital gains                                      --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (70,019)     (456,631)     (575,986)     (280,841)       (72,966)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (75,776)     (479,099)     (950,370)     (319,573)       (79,496)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $    (77,619) $   (498,031) $   (992,450) $   (333,158)  $    (81,545)
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        USMC2        USMC4         PSMC1         UMSS1          UMSS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $      4,559  $      9,438  $      8,403  $      2,893   $     34,669
Variable account expenses                                         20,432        42,785        39,527         3,799         42,386
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (15,873)      (33,347)      (31,124)         (906)        (7,717)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          169,878     1,405,503       285,844       165,253        270,313
    Cost of investments sold                                     228,551     1,922,475       393,082       181,355        288,445
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (58,673)     (516,972)     (107,238)      (16,102)       (18,132)
Distributions from capital gains                                      --            --            --         7,174         85,962
Net change in unrealized appreciation or
  depreciation of investments                                   (571,645)     (796,517)   (1,009,866)      (45,624)      (680,953)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (630,318)   (1,313,489)   (1,117,104)      (54,552)      (613,123)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   (646,191) $ (1,346,836) $ (1,148,228) $    (55,458)  $   (620,840)
=================================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        UMSS4         PMSS1        UDMS1         UDMS2          UDMS3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $     38,066  $     13,030  $         98  $        682   $        212
Variable account expenses                                         55,917        18,475            70           578            188
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (17,851)       (5,445)           28           104             24
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                           451,895       359,119           149        17,299            197
   Cost of investments sold                                      508,355       381,369           163        18,800            208
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (56,460)      (22,250)          (14)       (1,501)           (11)
Distributions from capital gains                                  94,384        32,309            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (713,153)     (251,255)          (90)           60           (321)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (675,229)     (241,196)         (104)       (1,441)          (332)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   (693,080) $   (246,641) $        (76) $     (1,337)  $       (308)
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UDMS4          UINT1         UINT2         UINT3         UINT4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $      2,029  $      4,271  $     19,673  $      8,878   $     33,202
Variable account expenses                                          1,907         3,006        13,087         6,682         23,105
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      122         1,265         6,586         2,196         10,097
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           16,349        66,827       279,396        42,636        781,888
    Cost of investments sold                                      17,455        80,451       323,773        50,947        931,634
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (1,106)      (13,624)      (44,377)       (8,311)      (149,746)
Distributions from capital gains                                      --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                     (6,256)      (53,960)     (253,827)     (120,222)      (268,932)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (7,362)      (67,584)     (298,204)     (128,533)      (418,678)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $     (7,240) $    (66,319) $   (291,618) $   (126,337)  $   (408,581)
=================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        UGRS1         UGRS2         UGRS3        UGRS4          UNDS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $         --  $         --  $         --  $         --   $         --
Variable account expenses                                          2,115        18,858         5,457        19,378            985
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   (2,115)      (18,858)       (5,457)      (19,378)          (985)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           57,957       204,558        59,134       200,946          9,174
    Cost of investments sold                                      63,644       261,048        70,335       259,741         12,262
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (5,687)      (56,490)      (11,201)      (58,795)        (3,088)
Distributions from capital gains                                      --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (62,137)     (528,545)     (134,536)     (425,640)       (34,952)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (67,824)     (585,035)     (145,737)     (484,435)       (38,040)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $    (69,939) $   (603,893) $   (151,194) $   (503,813)  $    (39,025)
=================================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UNDS2          UNDS4          PSND1          UTRS1         UTRS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     16,537   $     90,386
Variable account expenses                                         3,764          7,101          3,170         11,841         69,101
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,764)        (7,101)        (3,170)         4,696         21,285
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          71,797        157,128         53,490        348,741        697,257
    Cost of investments sold                                     88,936        201,310         68,260        363,510        752,212
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (17,139)       (44,182)       (14,770)       (14,769)       (54,955)
Distributions from capital gains                                     --             --             --         13,568         74,158
Net change in unrealized appreciation or
  depreciation of investments                                  (118,154)      (173,855)       (88,069)       (64,722)      (511,635)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (135,293)      (218,037)      (102,839)       (65,923)      (492,432)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (139,057)  $   (225,138)  $   (106,009)  $    (61,227)  $   (471,147)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UTRS4          PSTR1          UGIN1          UGIN2         UGIN4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     96,279   $     45,299   $      4,549   $     20,538   $     18,592
Variable account expenses                                        88,911         39,970          2,618         16,147         18,682
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   7,368          5,329          1,931          4,391            (90)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         743,785        634,141        110,070        177,930        329,812
    Cost of investments sold                                    809,003        676,878        117,942        222,543        398,420
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (65,218)       (42,737)        (7,872)       (44,613)       (68,608)
Distributions from capital gains                                 78,991         37,165          1,709          7,718          6,986
Net change in unrealized appreciation or
  depreciation of investments                                  (539,230)      (246,193)       (40,127)      (318,775)      (280,175)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (525,457)      (251,765)       (46,290)      (355,670)      (341,797)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (518,089)  $   (246,436)  $    (44,359)  $   (351,279)  $   (341,887)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       PGIN1          UINO1          UINO2          UINO3         UINO4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     16,091   $        632   $      3,504   $      1,527   $      4,706
Variable account expenses                                        14,534          1,016          5,338          2,960          9,920
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,557           (384)        (1,834)        (1,433)        (5,214)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         118,827         18,933        163,568         39,284        154,979
    Cost of investments sold                                    141,245         22,923        192,977         50,883        193,459
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (22,418)        (3,990)       (29,409)       (11,599)       (38,480)
Distributions from capital gains                                  6,047             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (260,254)       (11,100)       (42,668)       (26,358)       (77,694)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (276,625)       (15,090)       (72,077)       (37,957)      (116,174)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (275,068)  $    (15,474)  $    (73,911)  $    (39,390)  $   (121,388)
===================================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       UVIS1          UVIS2         UVIS3          UVIS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --
Variable account expenses                                         1,126         13,419          6,451         30,827
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,126)       (13,419)        (6,451)       (30,827)
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          54,420        269,195        121,221      3,067,999
    Cost of investments sold                                     93,049        399,501        175,425      3,566,927
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (38,629)      (130,306)       (54,204)      (498,928)
Distributions from capital gains                                     --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,919)      (342,955)      (142,935)      (246,751)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (51,548)      (473,261)      (197,139)      (745,679)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (52,674)  $   (486,680)  $   (203,590)  $   (776,506)
====================================================================================================================

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                          UCMG1           UCMG2           UCMG4            PCMG1           UFIF1
OPERATIONS
Investment income (loss) -- net                   $         946   $       1,516   $      (9,371)  $      (1,853)  $       6,085
Net realized gain (loss) on sales of investments             (8)            (35)            (80)            (44)            (24)
Distributions from capital gains                             --              --              --              --           2,958
Net change in unrealized appreciation or
  depreciation of investments                                 9              36              80              45           4,430
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 947           1,517          (9,371)         (1,852)         13,449
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              134,388         972,206         340,144         636,426         192,487
Net transfers(1)                                         23,187        (441,169)       (232,797)       (169,610)        519,190
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (6,125)       (425,139)       (868,671)       (128,613)         (6,663)
    Death benefits                                           --              --              --         (52,098)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          151,450         105,898        (761,324)        286,105         705,014
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         585,778       2,857,398       4,054,436       2,423,140          32,845
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     738,175   $   2,964,813   $   3,283,741   $   2,707,393   $     751,308
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  554,322       2,828,091       3,857,418       2,250,084          29,537
Contract purchase payments                              126,978         961,442         323,747         591,297         167,972
Net transfers(1)                                         21,920        (436,267)       (224,571)       (157,350)        453,172
Contract terminations:
    Surrender benefits and contract charges              (5,788)       (420,620)       (826,630)       (119,420)         (5,794)
    Death benefits                                           --              --              --         (48,363)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        697,432       2,932,646       3,129,964       2,516,248         644,887
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UFIF2           UFIF3           UFIF4            UMGD1           UMGD2
OPERATIONS
Investment income (loss) -- net                   $      80,827   $      25,234   $      54,822   $       1,194   $       9,609
Net realized gain (loss) on sales of investments          8,897           1,904           6,762         (19,475)         (7,479)
Distributions from capital gains                         30,633           9,364          24,520           7,387          50,891
Net change in unrealized appreciation or
  depreciation of investments                            89,931          34,777          72,412          (2,514)       (141,476)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             210,288          71,279         158,516         (13,408)        (88,455)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              974,683         618,785       1,045,587              --          14,913
Net transfers(1)                                      2,471,977         469,973       3,876,332         (56,352)        163,078
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges            (228,022)        (36,091)       (217,174)         (1,497)         (4,760)
    Death benefits                                      (19,599)             --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,199,039       1,052,667       4,704,745         (57,849)        173,231
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,753,766         890,610       1,469,443         100,789         592,410
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   6,163,093   $   2,014,556   $   6,332,704   $      29,532   $     677,186
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,495,317         798,992       1,320,542         116,139         682,339
Contract purchase payments                              869,582         549,552         913,089              --          17,595
Net transfers(1)                                      2,190,466         412,489       3,406,641         (74,873)        211,820
Contract terminations:
    Surrender benefits and contract charges            (202,527)        (31,695)       (189,227)         (1,813)         (6,138)
    Death benefits                                      (17,070)             --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      5,335,768       1,729,338       5,451,045          39,453         905,616
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UMGD4           PMGD1           UNDM1            UNDM2           UNDM4
OPERATIONS
Investment income (loss) -- net                   $       3,026   $       1,869   $        (104)  $        (937)  $      (1,471)
Net realized gain (loss) on sales of investments        (33,034)         (2,822)           (464)         (7,846)         (8,160)
Distributions from capital gains                         17,536          11,681              13              79             133
Net change in unrealized appreciation or
  depreciation of investments                           (37,778)        (31,652)         (5,024)        (33,121)        (35,734)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (50,250)        (20,924)         (5,579)        (41,825)        (45,232)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              140,911          34,232          33,505         227,137         158,293
Net transfers(1)                                        (32,282)          8,869          12,797         170,038         147,899
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (8,395)        (18,874)            (87)         (4,429)        (10,100)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          100,234          24,227          46,215         392,746         296,092
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         172,687         137,972          15,213          61,309         145,315
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     222,671   $     141,275   $      55,849   $     412,230   $     396,175
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  200,116         150,569          20,086          80,914         193,128
Contract purchase payments                              169,405          39,990          54,096         368,230         261,454
Net transfers(1)                                        (57,839)         10,109          21,294         262,435         241,607
Contract terminations:
    Surrender benefits and contract charges             (11,332)        (21,410)           (118)         (7,276)        (13,538)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        300,350         179,258          95,358         704,303         682,651
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              PNDM1           USPF1           USPF2            USPF3           USPF4
OPERATIONS
Investment income (loss) -- net                   $     (21,623)  $         163   $      (1,182)  $      (1,938)  $      (7,885)
Net realized gain (loss) on sales of investments       (346,667)         (3,726)        (73,928)        (70,499)       (100,176)
Distributions from capital gains                          2,779              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (455,998)        (26,419)       (511,274)       (242,845)       (625,838)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (821,509)        (29,982)       (586,384)       (315,282)       (733,899)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              637,544         117,157         407,598         773,763       1,058,843
Net transfers(1)                                         12,004          46,432       1,503,321         512,851       1,508,492
Annuity payments                                         (5,743)             --              --            (670)             --
Contract terminations:
    Surrender benefits and contract charges            (131,661)         (2,161)       (129,153)        (34,303)       (112,550)
    Death benefits                                           --              --              --        (191,203)        (97,489)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          512,144         161,428       1,781,766       1,060,438       2,357,296
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       3,005,185          89,636       1,251,089         657,208       1,398,381
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   2,695,820   $     221,082   $   2,446,471   $   1,402,364   $   3,021,778
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,478,255         111,916       1,567,437         816,890       1,756,399
Contract purchase payments                              827,292         182,040         565,400       1,134,890       1,404,816
Net transfers(1)                                        (57,721)         68,523       2,063,270         713,288       2,119,432
Contract terminations:
    Surrender benefits and contract charges            (185,235)         (2,917)       (200,955)        (55,782)       (158,849)
    Death benefits                                           --              --              --        (319,470)       (161,628)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,062,591         359,562       3,995,152       2,289,816       4,960,170
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              USCA1           USCA2           USCA4            PSCA1           UCAP1
OPERATIONS
Investment income (loss) -- net                   $         (57)  $      (1,237)  $      (1,136)  $      (4,036)  $      (3,563)
Net realized gain (loss) on sales of investments            (23)         (5,805)           (260)        (15,198)        (47,391)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (654)        (16,079)        (17,394)        (58,826)        (67,673)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (734)        (23,121)        (18,790)        (78,060)       (118,627)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   --           8,331          21,207          48,107           1,993
Net transfers(1)                                         10,339         105,162          69,243          86,922         (56,479)
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                 (90)           (190)           (637)        (32,181)        (10,762)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           10,249         113,303          89,813         102,848         (65,248)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,772          60,174          54,771         291,927         444,734
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $      11,287   $     150,356   $     125,794   $     316,715   $     260,859
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,841          62,731          57,255         276,360         646,414
Contract purchase payments                                   --           8,517          22,759          46,224           2,974
Net transfers(1)                                         12,543         119,993          81,495          77,688        (125,433)
Contract terminations:
    Surrender benefits and contract charges                 (96)           (229)           (812)        (34,142)        (17,842)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         14,288         191,012         160,697         366,130         506,113
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UCAP2           UCAP4           PCAP1            UDDT1           UDDT2
OPERATIONS
Investment income (loss) -- net                   $     (14,460)  $     (33,348)  $     (30,426)  $        (524)  $      (3,697)
Net realized gain (loss) on sales of investments       (108,567)       (169,130)       (359,702)           (172)        (33,744)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (288,428)       (571,874)       (393,285)        (20,895)       (105,083)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (411,455)       (774,352)       (783,413)        (21,591)       (142,524)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              235,340         521,913         171,472              --          47,061
Net transfers(1)                                          6,322         685,099         (31,167)             --           8,889
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (48,937)        (80,629)       (180,587)            (48)        (34,793)
    Death benefits                                           --         (29,743)        (12,686)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          192,725       1,096,640         (52,968)            (48)         21,157
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,356,944       1,994,552       2,815,889          65,727         395,529
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,138,214   $   2,316,840   $   1,979,508   $      44,088   $     274,162
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,995,333       2,943,898       3,345,255         112,716         678,529
Contract purchase payments                              368,830         807,324         224,360              --          86,948
Net transfers(1)                                        (39,794)      1,038,919        (135,287)             --           3,931
Contract terminations:
    Surrender benefits and contract charges             (87,228)       (149,317)       (271,050)            (82)        (68,058)
    Death benefits                                           --         (57,663)        (15,515)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,237,141       4,583,161       3,147,763         112,634         701,350
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UDDT3           UDDT4           UVAL1           UVAL2           UVAL4
OPERATIONS
Investment income (loss) -- net                   $        (831)  $      (9,666)  $      (3,099)  $     (19,410)  $     (38,629)
Net realized gain (loss) on sales of investments           (393)        (59,090)        (46,440)       (224,521)       (288,980)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (26,301)       (235,095)       (137,053)       (789,583)     (1,224,703)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (27,525)       (303,851)       (186,592)     (1,033,514)     (1,552,312)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   --         108,086           1,072         395,136         859,807
Net transfers(1)                                            406          93,785         (47,890)        199,848         443,089
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                 (44)        (18,722)        (13,542)       (110,253)        (95,916)
    Death benefits                                           --              --              --              --         (15,183)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              362         183,149         (60,360)        484,731       1,191,797
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          83,117         760,084         585,329       2,709,575       3,815,837
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $      55,954   $     639,382   $     338,377   $   2,160,792   $   3,455,322
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  142,812       1,308,916         760,891       3,524,043       4,983,193
Contract purchase payments                                   --         230,483           2,410         553,316       1,224,002
Net transfers(1)                                            854         147,950        (106,043)        172,999         538,172
Contract terminations:
    Surrender benefits and contract charges                 (84)        (41,509)        (20,617)       (174,405)       (159,232)
    Death benefits                                           --              --              --              --         (25,918)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        143,582       1,645,840         636,641       4,075,953       6,560,217
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              PVAL1           UGIP1           UGIP2           UGIP3           UGIP4
OPERATIONS
Investment income (loss) -- net                   $     (65,197)  $      (4,315)  $     (28,345)  $     (18,374)  $     (53,153)
Net realized gain (loss) on sales of investments       (856,553)        (66,726)       (132,036)       (113,008)       (167,787)
Distributions from capital gains                             --          25,556         181,374          92,830         245,099
Net change in unrealized appreciation or
  depreciation of investments                        (1,918,935)       (176,991)     (1,496,513)       (724,984)     (2,013,737)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (2,840,685)       (222,476)     (1,475,520)       (763,536)     (1,989,578)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              655,568         399,060       2,158,950         974,368       2,682,213
Net transfers(1)                                       (197,476)        230,474       2,087,929         722,909       2,969,457
Annuity payments                                         (5,815)             --              --            (728)             --
Contract terminations:
    Surrender benefits and contract charges            (386,129)        (28,751)       (115,136)        (87,965)       (150,734)
    Death benefits                                      (66,589)             --         (20,119)        (39,241)        (15,537)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (441)        600,783       4,111,624       1,569,343       5,485,399
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       8,421,667         617,944       3,468,811       2,074,879       4,531,354
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   5,580,541   $     996,251   $   6,104,915   $   2,880,686   $   8,027,175
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               10,352,049         640,320       3,600,756       2,151,801       4,721,969
Contract purchase payments                              903,912         471,769       2,422,276       1,080,225       2,975,995
Net transfers(1)                                       (564,996)        268,801       2,383,238         811,929       3,424,335
Contract terminations:
    Surrender benefits and contract charges            (618,575)        (39,505)       (140,357)       (104,111)       (193,129)
    Death benefits                                     (102,638)             --         (24,968)        (41,922)        (22,978)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      9,969,752       1,341,385       8,240,945       3,897,922      10,906,192
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UPRG1           UPRG2           UPRG3           UPRG4           UTEC1
OPERATIONS
Investment income (loss) -- net                   $      (4,614)  $     (24,228)  $     (14,032)  $     (50,132)  $      (1,312)
Net realized gain (loss) on sales of investments        (33,298)       (186,086)       (122,300)       (172,796)         (8,851)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (138,350)       (681,360)       (321,239)     (1,246,621)        (66,039)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (176,262)       (891,674)       (457,571)     (1,469,549)        (76,202)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              154,892         407,761         144,120         794,843              --
Net transfers(1)                                            768         325,533          56,724         422,461           7,132
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (14,802)       (155,866)        (63,099)       (104,788)         (7,606)
    Death benefits                                           --              --         (38,474)         (1,762)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          140,858         577,428          99,271       1,110,754            (474)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         484,925       2,307,840       1,267,770       3,781,643         186,397
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     449,521   $   1,993,594   $     909,470   $   3,422,848   $     109,721
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  740,893       3,530,935       1,944,137       5,808,378         363,975
Contract purchase payments                              299,322         725,277         251,812       1,487,117              --
Net transfers(1)                                         (9,596)        492,299          43,350         623,465          25,956
Contract terminations:
    Surrender benefits and contract charges             (27,970)       (289,643)       (127,663)       (209,455)        (18,085)
    Death benefits                                           --              --         (69,588)         (3,966)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,002,649       4,458,868       2,042,048       7,705,539         371,846
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UTEC2           UTEC3           UTEC4            UEGL1           UEGL2
OPERATIONS
Investment income (loss) -- net                   $      (6,209)  $      (3,760)  $     (12,249)  $        (152)  $      (1,537)
Net realized gain (loss) on sales of investments       (130,785)        (74,599)       (144,052)           (532)        (17,031)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (211,155)       (104,528)       (386,642)        (12,864)        (76,073)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (348,149)       (182,887)       (542,943)        (13,548)        (94,641)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               53,705          32,249         135,130           4,714          30,077
Net transfers(1)                                         70,792         (38,352)          8,564           4,551          62,701
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (35,032)         (2,906)        (24,918)         (2,272)        (39,653)
    Death benefits                                           --         (11,812)         (7,035)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           89,465         (20,821)        111,741           6,993          53,125
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         708,874         404,351       1,139,766          65,648         401,684
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     450,190   $     200,643   $     708,564   $      59,093   $     360,168
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,386,796         792,626       2,236,653          78,453         480,700
Contract purchase payments                              143,341          76,065         313,395           6,850          39,132
Net transfers(1)                                         87,723        (151,444)        (30,703)          7,280          77,803
Contract terminations:
    Surrender benefits and contract charges             (88,141)         (8,080)        (75,250)         (3,129)        (51,186)
    Death benefits                                           --         (24,716)        (20,769)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,529,719         684,451       2,423,326          89,454         546,449
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UEGL3           UEGL4           UEGI1           UEGI2           UEGI3
OPERATIONS
Investment income (loss) -- net                   $        (616)  $      (8,028)  $         121   $         726   $          49
Net realized gain (loss) on sales of investments         (1,102)       (110,379)         (1,646)         (2,255)         (1,710)
Distributions from capital gains                             --              --               4               8               6
Net change in unrealized appreciation or
  depreciation of investments                           (36,063)       (114,058)        (10,422)        (27,690)        (19,269)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (37,781)       (232,465)        (11,943)        (29,211)        (20,924)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               16,565          83,165          12,108          81,318          10,248
Net transfers(1)                                         67,426        (265,160)          2,296          44,237          30,123
Annuity payments                                           (474)             --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (12,854)        (76,937)         (8,136)         (9,588)            (58)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           70,663        (258,932)          6,268         115,967          40,313
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         156,693         986,769          75,461         138,532         108,442
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     189,575   $     495,372   $      69,786   $     225,288   $     127,831
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  183,002       1,185,631          83,128         152,820         119,847
Contract purchase payments                               21,496         104,488          15,546          99,535          11,044
Net transfers(1)                                         90,493        (430,537)          2,947          56,400          38,388
Contract terminations:
    Surrender benefits and contract charges             (10,387)       (103,126)         (9,806)        (11,689)            (65)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        284,604         756,456          91,815         297,066         169,214
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UEGI4           UEMS1           UEMS2           UEMS3           UEMS4
OPERATIONS
Investment income (loss) -- net                   $         113   $        (538)  $      (4,457)  $      (1,972)  $      (3,994)
Net realized gain (loss) on sales of investments         (3,763)        (16,991)        (11,928)        (16,129)        (14,436)
Distributions from capital gains                              9              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (48,729)         (3,077)       (127,162)        (37,803)        (86,207)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (52,370)        (20,606)       (143,547)        (55,904)       (104,637)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               58,533             619          31,250          48,012          47,549
Net transfers(1)                                        143,605          (8,325)          2,669          12,915         (35,762)
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (13,406)         (1,698)        (12,654)        (46,319)         (2,306)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          188,732          (9,404)         21,265          14,608           9,481
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         161,004          63,189         491,261         184,335         367,202
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     297,366   $      33,179   $     368,979   $     143,039   $     272,046
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  178,337          77,477         603,771         226,831         452,981
Contract purchase payments                               64,256           1,085          41,831          72,388          65,654
Net transfers(1)                                        168,727         (20,053)         (2,933)          8,438         (51,931)
Contract terminations:
    Surrender benefits and contract charges             (16,700)         (2,506)        (17,989)        (64,547)         (3,250)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        394,620          56,003         624,680         243,110         463,454
===============================================================================================================================


See accompanying notes to financial statements


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UEOM1           UEOM2           UEOM3           UEOM4           UESC1
OPERATIONS
Investment income (loss) -- net                   $      (2,267)  $     (13,114)  $      (7,717)  $     (27,102)  $      (2,006)
Net realized gain (loss) on sales of investments        (32,652)        (72,029)        (25,027)       (128,604)         (2,064)
Distributions from capital gains                             --              --              --              --          11,313
Net change in unrealized appreciation or
  depreciation of investments                           (43,009)       (298,222)       (167,183)       (493,055)        (54,467)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (77,928)       (383,365)       (199,927)       (648,761)        (47,224)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                3,021         181,408          45,129         558,049         224,003
Net transfers(1)                                        (34,763)         88,218          17,803        (101,415)        146,147
Annuity payments                                             --              --            (434)             --              --
Contract terminations:
   Surrender benefits and contract charges               (9,201)        (76,201)         (2,031)        (62,115)         (7,386)
   Death benefits                                            --              --         (27,261)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (40,943)        193,425          33,206         394,519         362,764
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         291,162       1,277,989         711,980       2,077,265          94,337
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     172,291   $   1,088,049   $     545,259   $   1,823,023   $     409,877
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  421,994       1,855,263       1,030,319       3,027,653          68,821
Contract purchase payments                               10,154         287,350          70,211         906,130         165,338
Net transfers(1)                                        (77,836)        125,405          16,164        (214,943)        116,949
Contract terminations:
   Surrender benefits and contract charges              (16,285)       (127,790)         (3,465)       (109,461)         (5,562)
   Death benefits                                            --              --         (41,606)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        338,027       2,140,228       1,071,623       3,609,379         345,546
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UESC2           UESC3           UESC4           UESI1           UESI2
OPERATIONS
Investment income (loss) -- net                   $     (14,711)  $      (5,314)  $     (34,903)  $       5,754   $      58,966
Net realized gain (loss) on sales of investments        (32,891)        (15,805)       (217,700)            446          13,553
Distributions from capital gains                         61,642          20,856          86,731              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (380,253)       (122,437)       (462,475)          8,688         102,642
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (366,213)       (122,700)       (628,347)         14,888         175,161
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              836,131         470,875       1,226,799          13,566          87,059
Net transfers(1)                                      1,237,969         324,780         149,683          21,833        (107,772)
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges              (63,239)         (5,442)       (195,027)         (7,037)        (55,103)
   Death benefits                                       (18,899)         (4,243)        (17,977)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,991,962         785,970       1,163,478          28,362         (75,816)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         657,808         164,008       2,128,026          86,129       1,295,972
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   2,283,557   $     827,278   $   2,663,157   $     129,379   $   1,395,317
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  480,804         120,034       1,562,245          78,735       1,186,581
Contract purchase payments                              580,263         332,094         866,702          12,286          77,995
Net transfers(1)                                        933,475         257,356             402          18,448         (98,590)
Contract terminations:
   Surrender benefits and contract charges              (48,249)         (4,448)       (150,288)         (6,059)        (47,844)
   Death benefits                                       (16,299)         (3,112)        (13,653)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,929,994         701,924       2,265,408         103,410       1,118,142
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UESI3           UESI4           UCOF1           UCOF2           UCOF3
OPERATIONS
Investment income (loss) -- net                   $      15,786   $      83,680   $      (2,301)  $     (19,692)  $      (7,139)
Net realized gain (loss) on sales of investments          3,235           4,614          (4,205)        (30,140)         (9,448)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            29,512         118,332         (37,791)       (344,605)        (97,015)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              48,533         206,626         (44,297)       (394,437)       (113,602)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              138,918         408,410         151,528       1,363,220         632,682
Net transfers(1)                                         43,388         623,535         182,933         981,890         212,500
Annuity payments                                             --              --              --              --            (517)
Contract terminations:
   Surrender benefits and contract charges              (99,899)        (35,580)         (6,137)        (81,139)        (38,331)
   Death benefits                                       (25,602)         (6,813)             --         (14,738)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           56,805         989,552         328,324       2,249,233         806,334
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         281,547         796,403         195,851       1,711,943         388,591
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     386,885   $   1,992,581   $     479,878   $   3,566,739   $   1,081,323
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  258,405         732,089         231,644       2,028,239         456,500
Contract purchase payments                              125,484         364,551         182,832       1,624,296         752,985
Net transfers(1)                                         38,865         547,180         226,005       1,185,739         269,156
Contract terminations:
   Surrender benefits and contract charges              (88,165)        (30,952)         (7,500)       (102,354)        (47,277)
   Death benefits                                       (23,339)         (5,739)             --         (19,129)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        311,250       1,607,129         632,981       4,716,791       1,431,364
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UCOF4           UHIP1           UHIP2           UHIP3           UHIP4
OPERATIONS
Investment income (loss) -- net                   $     (28,445)  $       7,041   $      58,042   $      18,287   $      69,666
Net realized gain (loss) on sales of investments        (31,989)         (3,669)        (42,677)         (2,339)        (33,264)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (360,199)            478          (2,647)         (3,621)          2,593
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (420,633)          3,850          12,718          12,327          38,995
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,639,394           8,755         192,234          39,721         153,291
Net transfers(1)                                      1,159,701          (1,198)         55,169         122,496         517,688
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges              (73,761)         (2,250)        (28,611)         (7,363)        (22,899)
   Death benefits                                       (16,463)             --              --          (9,166)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,708,871           5,307         218,792         145,688         648,080
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,569,205          74,731         570,006         210,401         737,941
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   3,857,443   $      83,888   $     801,516   $     368,416   $   1,425,016
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,866,282         103,835         793,303         293,522       1,031,080
Contract purchase payments                            1,946,290          12,183         268,952          57,114         214,927
Net transfers(1)                                      1,440,430             769          66,326         174,891         734,447
Contract terminations:
   Surrender benefits and contract charges              (95,932)         (3,146)        (40,030)        (10,544)        (32,729)
   Death benefits                                       (22,593)             --              --         (12,736)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      5,134,477         113,641       1,088,551         502,247       1,947,725
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UMDC1           UMDC2           UMDC4           PMDC1           USMC1
OPERATIONS
Investment income (loss) -- net                   $      (1,843)  $     (18,932)  $     (42,080)  $     (13,585)  $      (2,049)
Net realized gain (loss) on sales of investments         (5,757)        (22,468)       (374,384)        (38,732)         (6,530)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (70,019)       (456,631)       (575,986)       (280,841)        (72,966)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (77,619)       (498,031)       (992,450)       (333,158)        (81,545)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              160,974       1,058,279       1,425,680         626,793         130,743
Net transfers(1)                                        111,098       1,387,446       1,969,282         397,144          68,506
Annuity payments                                             --              --              --            (283)             --
Contract terminations:
   Surrender benefits and contract charges              (14,277)        (92,608)       (368,324)        (68,226)         (3,488)
   Death benefits                                            --         (19,865)        (14,362)        (68,219)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          257,795       2,333,252       3,012,276         887,209         195,761
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         540,498       2,462,478       2,997,251       1,955,979         235,418
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     720,674   $   4,297,699   $   5,017,077   $   2,510,030   $     349,634
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  467,575       2,133,864       2,607,403       1,253,976         311,929
Contract purchase payments                              144,133         921,211       1,255,349         403,264         233,409
Net transfers(1)                                        100,474       1,227,974       1,416,029         243,539         116,838
Contract terminations:
   Surrender benefits and contract charges              (13,109)        (84,651)       (354,729)        (46,371)         (5,934)
   Death benefits                                            --         (18,756)        (13,046)        (44,677)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        699,073       4,179,642       4,911,006       1,809,731         656,242
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              USMC2           USMC4           PSMC1           UMSS1           UMSS2
OPERATIONS
Investment income (loss) -- net                   $     (15,873)  $     (33,347)  $     (31,124)  $        (906)  $      (7,717)
Net realized gain (loss) on sales of investments        (58,673)       (516,972)       (107,238)        (16,102)        (18,132)
Distributions from capital gains                             --              --              --           7,174          85,962
Net change in unrealized appreciation or
  depreciation of investments                          (571,645)       (796,517)     (1,009,866)        (45,624)       (680,953)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (646,191)     (1,346,836)     (1,148,228)        (55,458)       (620,840)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              686,046         698,859         709,490         528,400       2,705,068
Net transfers(1)                                        559,095        (104,697)        939,236         242,677       2,277,487
Annuity payments                                             --              --          (1,452)             --              --
Contract terminations:
   Surrender benefits and contract charges              (64,452)       (169,659)        (85,480)        (24,633)       (135,217)
   Death benefits                                            --              --         (36,964)             --         (19,498)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,180,689         424,503       1,524,830         746,444       4,827,840
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,630,211       3,513,959       2,884,175          71,298       1,529,647
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   2,164,709   $   2,591,626   $   3,260,777   $     762,284   $   5,736,647
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,164,774       4,682,976       2,844,121          61,488       1,321,211
Contract purchase payments                            1,104,253       1,115,527         808,706         483,766       2,428,846
Net transfers(1)                                        909,365        (585,035)      1,079,907         232,459       2,077,583
Contract terminations:
   Surrender benefits and contract charges             (104,433)       (304,605)       (117,740)        (24,862)       (128,243)
   Death benefits                                            --              --         (40,808)             --         (18,568)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,073,959       4,908,863       4,574,186         752,851       5,680,829
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UMSS4           PMSS1           UDMS1           UDMS2           UDMS3
OPERATIONS
Investment income (loss) -- net                   $     (17,851)  $      (5,445)  $          28   $         104   $          24
Net realized gain (loss) on sales of investments        (56,460)        (22,250)            (14)         (1,501)            (11)
Distributions from capital gains                         94,384          32,309              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (713,153)       (251,255)            (90)             60            (321)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (693,080)       (246,641)            (76)         (1,337)           (308)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,756,558       1,199,516              --          10,807           1,223
Net transfers(1)                                      2,783,378       1,338,862              --          31,690             978
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges              (78,543)        (31,289)            (80)             --             (10)
   Death benefits                                        (5,777)        (20,935)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        5,455,616       2,486,154             (80)         42,497           2,191
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,584,855         307,457           6,868          32,700          13,820
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   6,347,391   $   2,546,970   $       6,712   $      73,860   $      15,703
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,373,613         251,581           8,639          41,221          17,452
Contract purchase payments                            2,482,792       1,017,354              --          13,016           1,389
Net transfers(1)                                      2,550,072       1,171,066              --          40,011           1,282
Contract terminations:
   Surrender benefits and contract charges              (74,095)        (29,926)            (98)             --             (13)
   Death benefits                                        (5,803)        (16,993)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      6,326,579       2,393,082           8,541          94,248          20,110
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UDMS4           UINT1           UINT2           UINT3           UINT4
OPERATIONS
Investment income (loss) -- net                   $         122   $       1,265   $       6,586   $       2,196   $      10,097
Net realized gain (loss) on sales of investments         (1,106)        (13,624)        (44,377)         (8,311)       (149,746)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (6,256)        (53,960)       (253,827)       (120,222)       (268,932)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (7,240)        (66,319)       (291,618)       (126,337)       (408,581)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               27,326         139,939         449,788         176,711         798,509
Net transfers(1)                                         76,924          13,138         533,775         121,591           5,635
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges               (2,537)        (11,301)        (39,939)        (17,796)       (117,449)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          101,713         141,776         943,624         280,506         686,695
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          91,736         274,624         749,772         433,473       1,327,193
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     186,209   $     350,081   $   1,401,778   $     587,642   $   1,605,307
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  116,020         324,353         887,194         514,024       1,576,124
Contract purchase payments                               30,274         186,207         554,162         220,423         961,450
Net transfers(1)                                         95,822          16,396         668,731         158,302         (12,961)
Contract terminations:
   Surrender benefits and contract charges               (3,078)        (14,160)        (51,528)        (26,375)       (151,774)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        239,038         512,796       2,058,559         866,374       2,372,839
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UGRS1           UGRS2           UGRS3           UGRS4           UNDS1
OPERATIONS
Investment income (loss) -- net                   $      (2,115)  $     (18,858)  $      (5,457)  $     (19,378)  $        (985)
Net realized gain (loss) on sales of investments         (5,687)        (56,490)        (11,201)        (58,795)         (3,088)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (62,137)       (528,545)       (134,536)       (425,640)        (34,952)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (69,939)       (603,893)       (151,194)       (503,813)        (39,025)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               14,601         416,548          67,992         361,891          20,516
Net transfers(1)                                         45,745         221,565          82,861         251,962          21,897
Annuity payments                                             --              --            (386)             --              --
Contract terminations:
   Surrender benefits and contract charges               (7,433)        (65,861)        (27,228)        (31,165)         (6,415)
   Death benefits                                            --              --              --         (14,442)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           52,913         572,252         123,239         568,246          35,998
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         229,711       1,610,448         468,790       1,351,667         108,643
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     212,685   $   1,578,807   $     440,835   $   1,416,100   $     105,616
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  325,776       2,287,766         662,411       1,927,955         114,771
Contract purchase payments                               24,066         647,841         108,995         592,417          30,429
Net transfers(1)                                         84,547         314,048         151,596         396,263          29,524
Contract terminations:
   Surrender benefits and contract charges              (12,921)       (112,612)        (48,067)        (54,966)         (9,495)
   Death benefits                                            --              --              --         (29,572)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        421,468       3,137,043         874,935       2,832,097         165,229
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UNDS2           UNDS4           PSND1           UTRS1           UTRS2
OPERATIONS
Investment income (loss) -- net                   $      (3,764)  $      (7,101)  $      (3,170)  $       4,696   $      21,285
Net realized gain (loss) on sales of investments        (17,139)        (44,182)        (14,770)        (14,769)        (54,955)
Distributions from capital gains                             --              --              --          13,568          74,158
Net change in unrealized appreciation or
  depreciation of investments                          (118,154)       (173,855)        (88,069)        (64,722)       (511,635)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (139,057)       (225,138)       (106,009)        (61,227)       (471,147)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              138,363         279,222          86,104         264,869       2,783,504
Net transfers(1)                                         74,889          69,712          42,154         663,963       2,068,268
Annuity payments                                             --              --            (429)             --              --
Contract terminations:
   Surrender benefits and contract charges              (11,035)        (24,876)         (5,357)        (43,249)       (237,649)
   Death benefits                                            --              --         (14,548)        (59,370)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          202,217         324,058         107,924         826,213       4,614,123
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         299,578         428,041         258,449         875,489       3,794,238
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     362,738   $     526,961   $     260,364   $   1,640,475   $   7,937,214
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  316,914         454,426         293,016         792,426       3,439,804
Contract purchase payments                              180,119         335,279         119,137         256,297       2,564,696
Net transfers(1)                                         87,603          78,680          55,066         631,613       1,905,868
Contract terminations:
   Surrender benefits and contract charges              (15,737)        (36,573)         (7,726)        (42,205)       (223,734)
   Death benefits                                            --              --         (18,183)        (53,466)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        568,899         831,812         441,310       1,584,665       7,686,634
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UTRS4           PSTR1           UGIN1           UGIN2           UGIN4
OPERATIONS
Investment income (loss) -- net                   $       7,368   $       5,329   $       1,931   $       4,391   $         (90)
Net realized gain (loss) on sales of investments        (65,218)        (42,737)         (7,872)        (44,613)        (68,608)
Distributions from capital gains                         78,991          37,165           1,709           7,718           6,986
Net change in unrealized appreciation or
  depreciation of investments                          (539,230)       (246,193)        (40,127)       (318,775)       (280,175)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (518,089)       (246,436)        (44,359)       (351,279)       (341,887)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            3,039,700       1,416,054          35,088         476,644         486,540
Net transfers(1)                                      2,676,392       1,186,244          72,382         362,061         285,153
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges             (166,346)       (143,608)        (10,829)        (64,035)        (42,460)
   Death benefits                                            --        (292,816)        (36,033)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        5,549,746       2,165,874          60,608         774,670         729,233
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       3,838,689       1,953,153         284,555       1,152,706       1,091,044
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   8,870,346   $   3,872,591   $     300,804   $   1,576,097   $   1,478,390
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,493,459       1,861,342         287,498       1,166,067       1,108,568
Contract purchase payments                            2,824,703       1,362,473          44,905         518,427         521,826
Net transfers(1)                                      2,486,331       1,170,795          95,980         377,691         300,598
Contract terminations:
   Surrender benefits and contract charges             (158,270)       (146,056)        (12,275)        (71,596)        (51,625)
   Death benefits                                            --        (299,941)        (37,289)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      8,646,223       3,948,613         378,819       1,990,589       1,879,367
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              PGIN1           UINO1           UINO2           UINO3           UINO4
OPERATIONS
Investment income (loss) -- net                   $       1,557   $        (384)  $      (1,834)  $      (1,433)  $      (5,214)
Net realized gain (loss) on sales of investments        (22,418)         (3,990)        (29,409)        (11,599)        (38,480)
Distributions from capital gains                          6,047              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (260,254)        (11,100)        (42,668)        (26,358)        (77,694)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (275,068)        (15,474)        (73,911)        (39,390)       (121,388)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              259,527              --          15,165          26,641          95,290
Net transfers(1)                                        365,466          20,754         (69,080)        (18,624)        (16,449)
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges              (58,797)         (5,640)         (6,106)        (13,881)        (25,972)
   Death benefits                                        (1,867)             --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          564,329          15,114         (60,021)         (5,864)         52,869
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         918,483         106,569         542,081         245,204         722,873
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,207,744   $     106,209   $     408,149   $     199,950   $     654,354
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  963,282         199,465       1,015,123         460,537       1,359,055
Contract purchase payments                              276,221              --          29,449          53,653         188,643
Net transfers(1)                                        416,472          44,103        (137,885)        (42,299)        (49,035)
Contract terminations:
   Surrender benefits and contract charges              (71,011)        (11,357)        (11,964)        (31,890)        (54,942)
   Death benefits                                        (1,940)             --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,583,024         232,211         894,723         440,001       1,443,721
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)              UVIS1          UVIS2          UVIS3          UVIS4
OPERATIONS
Investment income (loss) -- net                   $     (1,126)  $    (13,419)  $     (6,451)  $    (30,827)
Net realized gain (loss) on sales of investments       (38,629)      (130,306)       (54,204)      (498,928)
Distributions from capital gains                            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                          (12,919)      (342,955)      (142,935)      (246,751)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (52,674)      (486,680)      (203,590)      (776,506)
===========================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               1,537        106,129         13,955        200,723
Net transfers(1)                                       (33,884)        58,215         24,245     (2,245,234)
Annuity payments                                            --             --           (172)            --
Contract terminations:
   Surrender benefits and contract charges              (7,353)       (55,142)       (18,965)       (43,308)
   Death benefits                                           --             --        (11,459)            --
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (39,700)       109,202          7,604     (2,087,819)
-----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        160,093      1,403,394        618,023      4,259,889
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     67,719   $  1,025,916   $    422,037   $  1,395,564
===========================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 264,816      2,325,424      1,023,651      7,085,506
Contract purchase payments                               3,652        197,245         26,859        402,751
Net transfers(1)                                       (89,520)        69,276         24,616     (4,006,126)
Contract terminations:
   Surrender benefits and contract charges             (15,938)      (115,554)       (34,773)       (91,425)
   Death benefits                                           --             --        (20,204)            --
-----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       163,010      2,476,391      1,020,149      3,390,706
===========================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                          UCMG1           UCMG2           UCMG4           PCMG1           UFIF1
OPERATIONS
Investment income (loss) -- net                   $       6,363   $      23,105   $      33,757   $      13,308   $         515
Net realized gain (loss) on sale of investments               2              (5)              2              (1)            217
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               (17)            (73)           (106)            (59)            (36)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               6,348          23,027          33,653          13,248             696
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               72,505         414,634         858,103         538,610          15,698
Net transfers(1)                                        451,974       2,441,327       2,622,121       1,985,789          16,452
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges                   (1)        (21,590)        (94,490)        (22,079)             (1)
   Death benefits                                            --              --              --         (92,794)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   524,478       2,834,371       3,385,734       2,409,526          32,149
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          54,952              --         635,049             366              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     585,778   $   2,857,398   $   4,054,436   $   2,423,140   $      32,845
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   53,407              --         618,285             350              --
Contract purchase payments                               68,993         416,079         820,668         503,480          14,456
Net transfers(1)                                        431,923       2,433,405       2,508,422       1,854,182          15,082
Contract terminations:
   Surrender benefits and contract charges                   (1)        (21,393)        (89,957)        (20,569)             (1)
   Death benefits                                            --              --              --         (87,359)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        554,322       2,828,091       3,857,418       2,250,084          29,537
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UFIF2           UFIF3           UFIF4           UMGD1           UMGD2
OPERATIONS
Investment income (loss) -- net                   $      29,600   $      10,110   $      18,650   $         745   $       5,949
Net realized gain (loss) on sale of investments             189             177             286            (462)        (18,328)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (3,138)           (258)           (258)         (3,933)        (23,567)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              26,651          10,029          18,678          (3,650)        (35,946)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,012,813         562,396         763,512          21,098         284,531
Net transfers(1)                                        721,934         304,914         680,896          85,666         305,927
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges              (33,345)         (2,355)        (29,266)         (2,325)         (1,588)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                 2,701,402         864,955       1,415,142         104,439         588,870
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          25,713          15,626          35,623              --          39,486
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   2,753,766   $     890,610   $   1,469,443   $     100,789   $     592,410
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   24,512          14,725          33,594              --          40,213
Contract purchase payments                            1,843,436         508,795         693,532          22,581         317,709
Net transfers(1)                                        657,659         277,596         619,878          96,484         326,197
Contract terminations:
   Surrender benefits and contract charges              (30,290)         (2,124)        (26,462)         (2,926)         (1,780)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,495,317         798,992       1,320,542         116,139         682,339
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UMGD4           PMGD1           UNDM1           UNDM2           UNDM4
OPERATIONS
Investment income (loss) -- net                   $       1,002   $         786   $         (39)  $         (85)  $        (967)
Net realized gain (loss) on sale of investments          (1,366)         (1,498)            (39)            (58)         (1,441)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (3,593)         (2,465)           (193)          1,623          (9,092)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (3,957)         (3,177)           (271)          1,480         (11,500)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               25,738          41,054           9,189             713          43,573
Net transfers(1)                                        148,397          94,796           6,296          59,116          87,563
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges                  (86)           (231)             (1)             --          (3,880)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   174,049         135,619          15,484          59,829         127,256
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,595           5,530              --              --          29,559
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     172,687   $     137,972   $      15,213   $      61,309   $     145,315
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,652           5,329              --              --          32,247
Contract purchase payments                               28,144          41,697          11,414             899          49,438
Net transfers(1)                                        169,420         103,803           8,673          80,015         111,546
Contract terminations:
   Surrender benefits and contract charges                 (100)           (260)             (1)             --            (103)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        200,116         150,569          20,086          80,914         193,128
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              PNDM1           USPF1           USPF2           USPF3           USPF4
OPERATIONS
Investment income (loss) -- net                   $     (26,453)  $          58   $         270   $        (658)  $      (1,308)
Net realized gain (loss) on sale of investments        (102,902)         (5,643)         (2,131)         (5,048)         (6,103)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (331,473)            340          22,236          (7,750)          6,924
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (460,828)         (5,245)         20,375         (13,456)           (487)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              607,529          10,507         713,311         250,773         475,622
Net transfers(1)                                      1,266,355          80,044         516,221         391,348         827,156
Annuity payments                                         (7,793)             --              --            (617)             --
Contract terminations:
   Surrender benefits and contract charges             (459,875)         (2,364)         (1,031)         (1,909)         (5,239)
   Death benefits                                        (9,657)             --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                 1,396,559          88,187       1,228,501         639,595       1,297,539
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,069,454           6,694           2,213          31,069         101,329
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   3,005,185   $      89,636   $   1,251,089   $     657,208   $   1,398,381
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,936,840           7,249           2,398          33,691         109,935
Contract purchase payments                              687,507          12,134         911,484         305,222         617,740
Net transfers(1)                                      1,355,496          95,975         655,013         488,451       1,034,977
Contract terminations:
   Surrender benefits and contract charges             (490,439)         (3,442)         (1,458)        (10,474)         (6,253)
   Death benefits                                       (11,149)             --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,478,255         111,916       1,567,437         816,890       1,756,399
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              USCA1           USCA2           USCA4           PSCA1           UCAP1
OPERATIONS
Investment income (loss) -- net                   $         (19)  $        (159)  $        (227)  $      (2,116)  $      (2,213)
Net realized gain (loss) on sale of investments             (15)             (4)             (3)         (3,902)         (5,878)
Distributions from capital gains                             --              --              --              --          34,201
Net change in unrealized appreciation or
  depreciation of investments                              (108)          2,817           2,798           4,081         (56,296)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (142)          2,654           2,568          (1,937)        (30,186)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   86          17,017          42,799          74,236         173,028
Net transfers(1)                                             --          40,503           9,395         123,390         295,147
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges                   (9)             --             (88)           (715)         (4,494)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                        77          57,520          52,106         196,911         463,681
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,837              --              97          96,953          11,239
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $       1,772   $      60,174   $      54,771   $     291,927   $     444,734
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,765              --              93          84,733          12,409
Contract purchase payments                                   86          17,915          46,784          70,449         233,089
Net transfers(1)                                             --          44,816          10,471         121,935         407,912
Contract terminations:
   Surrender benefits and contract charges                  (10)             --             (93)           (757)         (6,996)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,841          62,731          57,255         276,360         646,414
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UCAP2           UCAP4           PCAP1           UDDT1           UDDT2
OPERATIONS
Investment income (loss) -- net                   $      (8,465)  $     (13,938)  $     (25,375)  $        (362)  $      (2,667)
Net realized gain (loss) on sale of investments         (13,882)        (23,377)        (52,626)         (2,218)         (2,771)
Distributions from capital gains                        105,649         156,151         221,162              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (210,977)       (269,918)       (605,087)         (3,795)        (54,325)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (127,675)       (151,082)       (461,926)         (6,375)        (59,763)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              603,595         606,563         656,096              66         146,879
Net transfers(1)                                        749,954       1,274,707       1,454,129          61,674         186,987
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges              (12,124)        (14,353)        (42,508)             (1)         (3,284)
   Death benefits                                            --              --         (17,419)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                 1,341,425       1,866,917       2,050,298          61,739         330,582
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         143,194         278,717       1,227,517          10,363         124,710
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,356,944   $   1,994,552   $   2,815,889   $      65,727   $     395,529
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  159,761         311,415       1,103,466          11,960         142,997
Contract purchase payments                              831,436         829,660         734,564              83         252,898
Net transfers(1)                                      1,021,583       1,823,090       1,575,441         100,674         288,231
Contract terminations:
   Surrender benefits and contract charges              (17,447)        (20,267)        (48,474)             (1)         (5,597)
   Death benefits                                            --              --         (19,742)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,995,333       2,943,898       3,345,255         112,716         678,529
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UDDT3           UDDT4           UVAL1           UVAL2           UVAL4
OPERATIONS
Investment income (loss) -- net                   $        (856)  $      (5,811)  $      (2,401)  $     (12,308)  $     (24,126)
Net realized gain (loss) on sale of investments          (1,590)        (27,368)        (10,485)        (12,410)        (13,661)
Distributions from capital gains                             --              --          11,658          54,193          75,414
Net change in unrealized appreciation or
  depreciation of investments                           (14,035)        (81,427)        (31,528)       (167,406)       (267,198)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (16,481)       (114,606)        (32,756)       (137,931)       (229,571)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               37,389         188,501         149,771         981,037       1,082,429
Net transfers(1)                                         64,105         564,930         428,854       1,653,596       2,457,603
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges                  (62)         (4,394)        (10,125)        (23,186)        (48,157)
   Death benefits                                        (8,050)             --              --         (49,765)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                    93,382         749,037         568,500       2,561,682       3,491,875
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,216         125,653          49,585         285,824         553,533
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $      83,117   $     760,084   $     585,329   $   2,709,575   $   3,815,837
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    7,184         145,410          55,795         321,435         623,400
Contract purchase payments                               54,980         272,589         179,125       1,234,349       1,333,673
Net transfers(1)                                         94,511         898,498         539,003       2,064,653       3,084,222
Contract terminations:
   Surrender benefits and contract charges                 (106)         (7,581)        (13,032)        (30,236)        (58,102)
   Death benefits                                       (13,757)             --              --         (66,158)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        142,812       1,308,916         760,891       3,524,043       4,983,193
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              PVAL1           UGIP1           UGIP2           UGIP3           UGIP4
OPERATIONS
Investment income (loss) -- net                   $     (67,904)  $      (1,420)  $      (8,974)  $      (7,370)  $     (17,462)
Net realized gain (loss) on sale of investments         (26,952)         (4,711)         (3,706)          4,400           1,181
Distributions from capital gains                        166,768          11,803          31,868          30,507          63,243
Net change in unrealized appreciation or
  depreciation of investments                          (994,452)        (19,696)         (3,692)        (45,536)        (80,924)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (922,540)        (14,024)         15,496         (17,999)        (33,962)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,873,268         123,556       1,747,537         458,299       1,719,362
Net transfers(1)                                      3,183,434         490,750       1,660,648       1,442,849       2,582,443
Annuity payments                                         (8,665)             --              --            (662)             --
Contract terminations:
   Surrender benefits and contract charges             (157,811)        (12,406)        (17,918)         (5,498)        (19,704)
   Death benefits                                       (27,521)             --              --          (9,495)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                 4,862,705         601,900       3,390,267       1,885,493       4,282,101
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       4,481,502          30,068          63,048         207,385         283,215
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   8,421,667   $     617,944   $   3,468,811   $   2,074,879   $   4,531,354
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                4,768,669          30,898          64,843         213,427         291,617
Contract purchase payments                            2,226,586         123,116       1,838,249         466,484       1,764,737
Net transfers(1)                                      3,588,051         499,688       1,716,320       1,494,953       2,684,016
Contract terminations:
   Surrender benefits and contract charges             (197,315)        (13,382)        (18,656)        (12,933)        (18,401)
   Death benefits                                       (33,942)             --              --         (10,130)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     10,352,049         640,320       3,600,756       2,151,801       4,721,969
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UPRG1           UPRG2           UPRG3           UPRG4           UTEC1
OPERATIONS
Investment income (loss) -- net                   $      (2,639)  $     (15,296)  $      (9,623)  $     (28,785)  $      (1,202)
Net realized gain (loss) on sale of investments         (10,945)        (56,289)        (27,273)        (45,857)        (11,254)
Distributions from capital gains                         12,516          78,187          39,199         107,952           9,092
Net change in unrealized appreciation or
  depreciation of investments                           (30,139)       (225,949)       (114,420)       (322,924)        (23,626)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (31,207)       (219,347)       (112,117)       (289,614)        (26,990)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              183,888       1,008,847         157,855       1,263,458         121,241
Net transfers(1)                                        307,876       1,212,475         895,426       2,294,705          63,114
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges              (13,189)        (44,283)         (4,991)        (45,827)         (1,565)
   Death benefits                                            --              --          (8,714)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   478,575       2,177,039       1,039,576       3,512,336         182,790
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          37,557         350,148         340,311         558,921          30,597
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     484,925   $   2,307,840   $   1,267,770   $   3,781,643   $     186,397
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   47,151         437,601         425,680         699,537          44,108
Contract purchase payments                              261,198       1,439,428         235,669       1,827,261         209,427
Net transfers(1)                                        453,760       1,721,277       1,303,540       3,348,164         113,615
Contract terminations:
   Surrender benefits and contract charges              (21,216)        (67,371)         (7,238)        (66,584)         (3,175)
   Death benefits                                            --              --         (13,514)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        740,893       3,530,935       1,944,137       5,808,378         363,975
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UTEC2           UTEC3           UTEC4           UEGL1           UEGL2
OPERATIONS
Investment income (loss) -- net                   $      (5,216)  $      (3,881)  $     (10,157)  $          68   $        (426)
Net realized gain (loss) on sale of investments         (19,539)        (39,778)        (30,475)           (290)           (212)
Distributions from capital gains                         43,864          28,351          64,851              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (117,149)        (73,364)       (210,940)         (1,218)        (10,352)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (98,040)        (88,672)       (186,721)         (1,440)        (10,990)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              225,007          37,757         380,454          44,844         220,138
Net transfers(1)                                        449,913         269,095         634,868          15,725         130,733
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges              (17,863)         (6,099)         (5,700)           (992)         (1,526)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   657,057         300,753       1,009,622          59,577         349,345
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         149,857         192,270         316,865           7,511          63,329
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     708,874   $     404,351   $   1,139,766   $      65,648   $     401,684
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  216,059         277,449         456,291           7,701          64,897
Contract purchase payments                              429,157          61,650         656,452          53,487         261,709
Net transfers(1)                                        774,951         464,353       1,134,580          18,467         155,952
Contract terminations:
   Surrender benefits and contract charges              (33,371)        (10,826)        (10,670)         (1,202)         (1,858)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,386,796         792,626       2,236,653          78,453         480,700
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UEGL3           UEGL4           UEGI1           UEGI2           UEGI3
OPERATIONS
Investment income (loss) -- net                   $        (661)  $      (1,277)  $        (107)  $        (342)  $        (445)
Net realized gain (loss) on sale of investments          (1,612)         (8,110)           (885)         (1,154)            (72)
Distributions from capital gains                             --              --             344             753             586
Net change in unrealized appreciation or
  depreciation of investments                            (8,271)         (2,100)         (5,087)         (4,631)         (7,077)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (10,544)        (11,487)         (5,735)         (5,374)         (7,008)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               27,098         225,855          58,905          25,652           2,013
Net transfers(1)                                        124,838         770,073              --         106,476          85,497
Annuity payments                                           (413)             --              --              --              --
Contract terminations:
   Surrender benefits and contract charges                 (745)         (1,748)         (3,895)         (6,717)            (84)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   150,778         994,180          55,010         125,411          87,426
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          16,459           4,076          26,186          18,495          28,024
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     156,693   $     986,769   $      75,461   $     138,532   $     108,442
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   16,881           4,181          25,087          17,732          26,880
Contract purchase payments                               26,837         274,984          62,526          28,890           2,165
Net transfers(1)                                        145,404         908,598              --         113,634          90,895
Contract terminations:
   Surrender benefits and contract charges               (6,120)         (2,132)         (4,485)         (7,436)            (93)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        183,002       1,185,631          83,128         152,820         119,847
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UEGI4           UEMS1           UEMS2           UEMS3           UEMS4
OPERATIONS
Investment income (loss) -- net                   $        (179)  $        (483)  $      (3,084)  $      (1,105)  $      (3,334)
Net realized gain (loss) on sale of investments            (582)           (828)         (2,523)         (1,599)        (11,292)
Distributions from capital gains                            344              86             266              72             346
Net change in unrealized appreciation or
  depreciation of investments                              (325)         (6,707)        (29,840)         (5,517)        (30,701)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (742)         (7,932)        (35,181)         (8,149)        (44,981)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               34,055           3,236         182,329          37,699         158,450
Net transfers(1)                                        122,193          43,619         314,626         150,302         195,387
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges                 (534)         (5,330)         (8,815)           (788)         (1,389)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   155,714          41,525         488,140         187,213         352,448
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,032          29,596          38,302           5,271          59,735
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     161,004   $      63,189   $     491,261   $     184,335   $     367,202
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    5,791          30,253          39,222           5,397          61,192
Contract purchase payments                               38,304           3,349         213,891          41,438         172,096
Net transfers(1)                                        134,864          50,853         361,338         181,011         221,383
Contract terminations:
   Surrender benefits and contract charges                 (622)         (6,978)        (10,680)         (1,015)         (1,690)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        178,337          77,477         603,771         226,831         452,981
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UEOM1           UEOM2           UEOM3           UEOM4           UESC1
OPERATIONS
Investment income (loss) -- net                   $      (2,157)  $      (8,520)  $      (6,166)  $     (18,840)  $        (120)
Net realized gain (loss) on sale of investments          (7,101)        (11,234)        (12,442)        (42,869)            (28)
Distributions from capital gains                             --              --              --              --           6,510
Net change in unrealized appreciation or
  depreciation of investments                           (16,834)        (57,818)        (39,680)       (103,268)          3,513
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (26,092)        (77,572)        (58,288)       (164,977)          9,875
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              118,004         381,067         172,863         648,628          42,860
Net transfers(1)                                        132,148         768,623         459,120       1,057,587          32,190
Annuity payments                                             --              --            (407)             --              --
Contract terminations:
   Surrender benefits and contract charges              (11,826)        (23,034)        (13,059)        (37,923)         (2,362)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   238,326       1,126,656         618,517       1,668,292          72,688
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          78,928         228,905         151,751         573,950          11,774
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     291,162   $   1,277,989   $     711,980   $   2,077,265   $      94,337
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   96,503         280,040         185,846         703,180          10,034
Contract purchase payments                              163,840         542,642         231,993         915,330          34,963
Net transfers(1)                                        178,853       1,065,446         636,756       1,459,885          25,798
Contract terminations:
   Surrender benefits and contract charges              (17,202)        (32,865)        (24,276)        (50,742)         (1,974)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        421,994       1,855,263       1,030,319       3,027,653          68,821
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UESC2           UESC3           UESC4           UESI1           UESI2
OPERATIONS
Investment income (loss) -- net                   $        (835)  $        (443)  $      (8,005)  $       4,357   $      63,074
Net realized gain (loss) on sale of investments             309          (1,003)         (5,947)            468           1,648
Distributions from capital gains                         30,854          10,310         134,038              --              --
Net change in unrealized appreciation or
  depreciation of investments                            28,275           3,503          94,067          (1,336)        (31,305)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              58,603          12,367         214,153           3,489          33,417
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              371,903          91,583         328,127          49,796       1,183,888
Net transfers(1)                                        192,294          58,732       1,577,260          32,845          82,404
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges               (3,706)           (319)           (138)             (1)        (12,216)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   560,491         149,996       1,905,249          82,640       1,254,076
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          38,714           1,645           8,624              --           8,479
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     657,808   $     164,008   $   2,128,026   $      86,129   $   1,295,972
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   33,048           1,404           7,363              --           8,154
Contract purchase payments                              296,252          70,893         270,255          47,749       1,113,186
Net transfers(1)                                        154,457          47,985       1,284,731          30,987          76,581
Contract terminations:
   Surrender benefits and contract charges               (2,953)           (248)           (104)             (1)        (11,340)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        480,804         120,034       1,562,245          78,735       1,186,581
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UESI3           UESI4           UCOF1           UCOF2           UCOF3
OPERATIONS
Investment income (loss) -- net                   $      13,660   $      39,585   $        (805)  $      (7,745)  $      (1,790)
Net realized gain (loss) on sale of investments             (20)          1,472          (2,308)         (6,227)         (1,675)
Distributions from capital gains                             --              --             103           5,859             407
Net change in unrealized appreciation or
  depreciation of investments                            (4,955)        (26,173)           (754)        (27,334)          1,222
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               8,685          14,884          (3,764)        (35,447)         (1,836)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              101,346         473,429          40,895         879,194         235,138
Net transfers(1)                                        150,336         309,225         155,083         707,964         158,573
Annuity payments                                             --              --              --              --            (423)
Contract terminations:
   Surrender benefits and contract charges               (4,161)         (1,232)           (347)        (23,696)         (5,112)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   247,521         781,422         195,631       1,563,462         388,176
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          25,341              97           3,984         183,928           2,251
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     281,547   $     796,403   $     195,851   $   1,711,943   $     388,591
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   24,392              93           4,087         188,999           2,313
Contract purchase payments                               95,908         442,793          48,009       1,040,870         278,763
Net transfers(1)                                        142,015         290,355         179,936         826,664         187,044
Contract terminations:
   Surrender benefits and contract charges               (3,910)         (1,152)           (388)        (28,294)        (11,620)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        258,405         732,089         231,644       2,028,239         456,500
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UCOF4           UHIP1           UHIP2           UHIP3           UHIP4
OPERATIONS
Investment income (loss) -- net                   $      (7,917)  $         432   $         506   $       4,202   $       2,050
Net realized gain (loss) on sale of investments         (12,592)         (1,215)         (8,118)         (3,321)           (852)
Distributions from capital gains                          6,097              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (20,127)         (5,209)        (34,478)        (19,328)        (55,868)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (34,539)         (5,992)        (42,090)        (18,447)        (54,670)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              608,554          12,007         358,401          83,694         291,459
Net transfers(1)                                        829,351          66,666         240,581         113,704         463,000
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges              (19,719)         (1,215)         (9,087)         (7,067)         (2,802)
   Death benefits                                            --              --              --          (8,007)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                 1,418,186          77,458         589,895         182,324         751,657
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         185,558           3,265          22,201          46,524          40,954
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,569,205   $      74,731   $     570,006   $     210,401   $     737,941
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  190,814           3,956          26,922          56,465          49,734
Contract purchase payments                              716,486          14,412         463,432         106,076         367,439
Net transfers(1)                                        978,846          87,196         315,026         151,759         617,742
Contract terminations:
   Surrender benefits and contract charges              (19,864)         (1,729)        (12,077)         (9,562)         (3,835)
   Death benefits                                            --              --              --         (11,216)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,866,282         103,835         793,303         293,522       1,031,080
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UMDC1           UMDC2           UMDC4           PMDC1           USMC1
OPERATIONS
Investment income (loss) -- net                   $      (2,769)  $     (12,057)  $     (18,681)  $     (12,434)  $        (891)
Net realized gain (loss) on sale of investments             206          (2,907)         (3,345)         (3,892)        (14,351)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            22,096         103,727         118,860          68,189           8,079
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              19,533          88,763          96,834          51,863          (7,163)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              189,713       1,209,240       1,305,501         857,985          59,080
Net transfers(1)                                        309,291       1,023,294       1,339,735         717,729         138,893
Annuity payments                                             --              --              --            (223)             --
Contract terminations:
   Surrender benefits and contract charges               (6,078)        (20,517)        (12,684)         (6,784)         (1,764)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   492,926       2,212,017       2,632,552       1,568,707         196,209
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          28,039         161,698         267,865         335,409          46,372
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     540,498   $   2,462,478   $   2,997,251   $   1,955,979   $     235,418
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   23,212         133,941         222,235         205,505          51,563
Contract purchase payments                              169,642       1,093,798       1,181,547         573,561          72,243
Net transfers(1)                                        280,254         924,507       1,215,001         481,045         190,494
Contract terminations:
   Surrender benefits and contract charges               (5,533)        (18,382)        (11,380)         (6,135)         (2,371)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        467,575       2,133,864       2,607,403       1,253,976         311,929
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              USMC2           USMC4           PSMC1           UMSS1           UMSS2
OPERATIONS
Investment income (loss) -- net                   $      (7,034)  $     (17,062)  $     (16,178)  $         252   $      (1,746)
Net realized gain (loss) on sale of investments          (8,675)        (14,544)        (41,339)         (1,148)            169
Distributions from capital gains                             --              --              --           2,232           7,835
Net change in unrealized appreciation or
  depreciation of investments                           (29,021)         41,562         (94,204)            417          30,138
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (44,730)          9,956        (151,721)          1,753          36,396
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              671,959         870,195         916,633          17,737         937,965
Net transfers(1)                                        855,294       2,336,944       1,089,825          28,942         551,900
Annuity payments                                             --              --          (1,996)             --              --
Contract terminations:
   Surrender benefits and contract charges              (20,852)        (16,570)        (12,134)             (2)         (4,404)
   Death benefits                                       (12,792)             --          (3,666)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                 1,493,609       3,190,569       1,988,662          46,677       1,485,461
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         181,332         313,434       1,047,234          22,868           7,790
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,630,211   $   3,513,959   $   2,884,175   $      71,298   $   1,529,647
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  201,750         349,234         854,767          20,898           7,156
Contract purchase payments                              903,416       1,153,884         929,167          15,686         832,710
Net transfers(1)                                      1,105,999       3,202,113       1,076,833          24,906         485,217
Contract terminations:
   Surrender benefits and contract charges              (28,896)        (22,255)        (12,748)             (2)         (3,872)
   Death benefits                                       (17,495)             --          (3,898)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,164,774       4,682,976       2,844,121          61,488       1,321,211
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UMSS4           PMSS1           UDMS1           UDMS2           UDMS3
OPERATIONS
Investment income (loss) -- net                   $        (745)  $        (201)  $           2   $         (53)  $         (81)
Net realized gain (loss) on sale of investments          (6,598)         (1,040)             (6)           (357)            (72)
Distributions from capital gains                         22,901           3,119              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             9,035            (720)           (763)           (325)           (925)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              24,593           1,158            (767)           (735)         (1,078)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              883,909         125,964           7,636              --              --
Net transfers(1)                                        706,194         180,043              --          31,636               1
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges              (45,781)           (110)             (1)             --             (80)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                 1,544,322         305,897           7,635          31,636             (79)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          15,940             402              --           1,799          14,977
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,584,855   $     307,457   $       6,868   $      32,700   $      13,820
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   14,596             347              --           2,073          17,167
Contract purchase payments                              767,737         102,958           8,640              --              --
Net transfers(1)                                        626,832         148,365              --          39,148             389
Contract terminations:
   Surrender benefits and contract charges              (35,552)            (89)             (1)             --            (104)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,373,613         251,581           8,639          41,221          17,452
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UDMS4           UINT1           UINT2           UINT3           UINT4
OPERATIONS
Investment income (loss) -- net                   $        (243)  $       1,712   $         386   $         (28)  $       8,268
Net realized gain (loss) on sale of investments             (38)        (19,017)         (6,789)         (3,217)         (2,803)
Distributions from capital gains                             --          24,784          28,280          17,493         132,387
Net change in unrealized appreciation or
  depreciation of investments                              (133)        (25,423)        (57,680)        (39,171)       (217,635)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (414)        (17,944)        (35,803)        (24,923)        (79,783)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               26,854          90,371         494,955         336,929         371,861
Net transfers(1)                                         59,567         188,209         307,894          68,793         982,316
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges                 (415)         (8,694)         (5,189)            (94)         (1,242)
   Death benefits                                            --              --         (12,085)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                    86,006         269,886         785,575         405,628       1,352,935
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,144          22,682              --          52,768          54,041
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $      91,736   $     274,624   $     749,772   $     433,473   $   1,327,193
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    7,045          22,275              --          51,901          53,183
Contract purchase payments                               36,083         102,202         554,490         383,308         419,291
Net transfers(1)                                         73,428         210,429         353,777          78,926       1,105,199
Contract terminations:
   Surrender benefits and contract charges                 (536)        (10,553)         (6,199)           (111)         (1,549)
   Death benefits                                            --              --         (14,874)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        116,020         324,353         887,194         514,024       1,576,124
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UGRS1           UGRS2           UGRS3           UGRS4           UNDS1
OPERATIONS
Investment income (loss) -- net                   $      (1,406)  $      (7,356)  $      (2,687)  $      (8,214)  $        (675)
Net realized gain (loss) on sale of investments         (28,870)        (17,525)         (7,797)        (17,271)         (1,157)
Distributions from capital gains                            434           1,840             889           3,054           1,401
Net change in unrealized appreciation or
  depreciation of investments                            (9,657)        (35,716)        (21,945)        (75,623)         (1,769)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (39,499)        (58,757)        (31,540)        (98,054)         (2,200)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              160,882       1,018,839         310,998         754,789          20,765
Net transfers(1)                                        108,872         639,328         121,587         526,797          66,314
Annuity payments                                             --              --            (375)             --              --
Contract terminations:
   Surrender benefits and contract charges               (3,784)         (8,458)         (2,766)         (8,924)         (2,961)
   Death benefits                                            --         (47,798)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   265,970       1,601,911         429,444       1,272,662          84,118
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           3,240          67,294          70,886         177,059          26,725
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     229,711   $   1,610,448   $     468,790   $   1,351,667   $     108,643
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    3,418          71,064          74,919         187,253          26,563
Contract purchase payments                              179,005       1,433,813         429,863       1,028,289          21,207
Net transfers(1)                                        149,184         864,471         166,858         724,843          70,191
Contract terminations:
   Surrender benefits and contract charges               (5,831)        (12,347)         (9,229)        (12,430)         (3,190)
   Death benefits                                            --         (69,235)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        325,776       2,287,766         662,411       1,927,955         114,771
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UNDS2           UNDS4           PSND1           UTRS1           UTRS2
OPERATIONS
Investment income (loss) -- net                   $      (1,699)  $      (3,138)  $      (1,686)  $        (384)  $      (2,557)
Net realized gain (loss) on sale of investments             (39)           (667)           (136)         (2,562)             33
Distributions from capital gains                          3,233           5,451           2,532           4,972          15,799
Net change in unrealized appreciation or
  depreciation of investments                             7,589          (1,840)            564           3,929          52,353
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               9,084            (194)          1,274           5,955          65,628
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              124,127         221,896         129,065         216,682       2,588,289
Net transfers(1)                                        160,521         129,860          97,859         624,486       1,063,897
Annuity payments                                             --              --            (397)             --              --
Contract terminations:
   Surrender benefits and contract charges                 (784)           (384)         (1,735)        (21,914)        (19,356)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   283,864         351,372         224,792         819,254       3,632,830
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,630          76,863          32,383          50,280          95,780
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     299,578   $     428,041   $     258,449   $     875,489   $   3,794,238
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    6,578          76,299          34,887          45,091          85,899
Contract purchase payments                              139,838         238,430         147,654         195,081       2,391,500
Net transfers(1)                                        171,436         140,127         117,628         572,590         980,144
Contract terminations:
   Surrender benefits and contract charges                 (938)           (430)         (7,153)        (20,336)        (17,739)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        316,914         454,426         293,016         792,426       3,439,804
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UTRS4           PSTR1           UGIN1           UGIN2           UGIN4
OPERATIONS
Investment income (loss) -- net                   $      (7,940)  $      (2,845)  $      (1,125)  $      (3,376)  $      (2,975)
Net realized gain (loss) on sale of investments          (2,097)         (2,215)         (1,378)         (2,194)         (3,653)
Distributions from capital gains                         21,410          10,429             193           1,662           2,539
Net change in unrealized appreciation or
  depreciation of investments                            12,326           9,745         (10,903)        (33,781)        (17,560)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              23,699          15,114         (13,213)        (37,689)        (21,649)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,922,342       1,070,360         151,452         607,757         560,131
Net transfers(1)                                      1,800,468         881,412         151,945         567,879         561,642
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges              (64,768)        (28,231)         (5,629)        (17,923)        (27,456)
   Death benefits                                            --          (9,792)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                 3,658,042       1,913,749         297,768       1,157,713       1,094,317
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         156,948          24,290              --          32,682          18,376
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   3,838,689   $   1,953,153   $     284,555   $   1,152,706   $   1,091,044
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  140,959          22,867              --          30,618          17,240
Contract purchase payments                            1,754,185       1,029,091         144,472         591,412         558,732
Net transfers(1)                                      1,654,905         846,446         149,083         561,910         560,775
Contract terminations:
   Surrender benefits and contract charges              (56,590)        (27,533)         (6,057)        (17,873)        (28,179)
   Death benefits                                            --          (9,529)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,493,459       1,861,342         287,498       1,166,067       1,108,568
===============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              PGIN1           UINO1           UINO2           UINO3           UINO4
OPERATIONS
Investment income (loss) -- net                   $      (2,305)  $        (643)  $      (3,669)  $      (1,722)  $      (6,015)
Net realized gain (loss) on sale of investments            (271)         (5,189)         (9,629)         (2,875)        (10,431)
Distributions from capital gains                          2,181              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (23,691)        (13,114)        (58,479)        (26,478)        (86,418)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (24,086)        (18,946)        (71,777)        (31,075)       (102,864)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              396,851          29,638         217,964          57,628         271,613
Net transfers(1)                                        398,967          50,223         335,141         146,037         438,661
Annuity payments                                             --              --              --              --              --
Contract terminations:
   Surrender benefits and contract charges               (3,916)         (1,936)         (4,310)            (68)         (1,877)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                   791,902          77,925         548,795         203,597         708,397
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         150,667          47,590          65,063          72,682         117,340
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     918,483   $     106,569   $     542,081   $     245,204   $     722,873
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  146,043          62,982          85,936          96,086         155,308
Contract purchase payments                              405,472          55,693         386,674         105,664         459,766
Net transfers(1)                                        415,841          84,355         550,706         258,914         747,298
Contract terminations:
   Surrender benefits and contract charges               (4,074)         (3,565)         (8,193)           (127)         (3,317)
   Death benefits                                            --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        963,282         199,465       1,015,123         460,537       1,359,055
===============================================================================================================================


See accompanying notes to financial statements.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       UVIS1          UVIS2          UVIS3          UVIS4
OPERATIONS
Investment income (loss) -- net                            $     (1,125)  $     (9,147)  $     (4,733)  $    (28,647)
Net realized gain (loss) on sale of investments                  (8,372)       (25,808)       (33,343)       (56,014)
Distributions from capital gains                                  7,197         53,745         32,826        116,449
Net change in unrealized appreciation or
  depreciation of investments                                   (28,617)      (220,228)      (106,432)      (417,122)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (30,917)      (201,438)      (111,682)      (385,334)
====================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       33,339        654,576         91,009        625,046
Net transfers(1)                                                129,585        779,028        510,200      3,584,219
Annuity payments                                                     --             --           (171)            --
Contract terminations:
   Surrender benefits and contract charges                       (3,816)       (26,618)       (10,738)       (14,734)
   Death benefits                                                    --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                           159,108      1,406,986        590,300      4,194,531
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  31,902        197,846        139,405        450,692
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    160,093   $  1,403,394   $    618,023   $  4,259,889
====================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           34,741        215,577        152,032        487,239
Contract purchase payments                                       44,467        981,587        120,173        914,880
Net transfers(1)                                                191,688      1,172,065        770,883      5,705,872
Contract terminations:
   Surrender benefits and contract charges                       (6,080)       (43,805)       (19,437)       (22,485)
   Death benefits                                                    --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                264,816      2,325,424      1,023,651      7,085,506
====================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION
American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                             SHARES
---------------------------------------------------------------------------------------------------------
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                             737,700
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                           2,966,480
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                           3,316,848
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                           2,708,469

UFIF1                AXP(R) Variable Portfolio - Federal Income Fund(1)                            70,943
UFIF2                AXP(R) Variable Portfolio - Federal Income Fund(1)                           581,965
UFIF3                AXP(R) Variable Portfolio - Federal Income Fund(1)                           190,244
UFIF4                AXP(R) Variable Portfolio - Federal Income Fund(1)                           597,897

UMGD1                AXP(R) Variable Portfolio - Managed Fund                                       2,464
UMGD2                AXP(R) Variable Portfolio - Managed Fund                                      56,574
UMGD4                AXP(R) Variable Portfolio - Managed Fund                                      18,606
PMGD1                AXP(R) Variable Portfolio - Managed Fund                                      11,804

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             4,509
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            33,194
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            31,536
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           219,701

USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                                36,825
USPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                               407,113
USPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                               233,692
USPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                               503,596

USCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                           1,301
USCA2                AXP(R) Variable Portfolio - Small Cap Advantage Fund                          17,329
USCA4                AXP(R) Variable Portfolio - Small Cap Advantage Fund                          14,499
PSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                          36,508

UCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                           15,877
UCAP2                AIM V.I. Capital Appreciation Fund, Series I Shares                           69,277
UCAP4                AIM V.I. Capital Appreciation Fund, Series I Shares                          141,013
PCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                          120,481

UDDT1                AIM V.I. Dent Demographic Trends Fund, Series I Shares                        11,633
UDDT2                AIM V.I. Dent Demographic Trends Fund, Series I Shares                        72,338
UDDT3                AIM V.I. Dent Demographic Trends Fund, Series I Shares                        14,764
UDDT4                AIM V.I. Dent Demographic Trends Fund, Series I Shares                       168,702

UVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                 20,862
UVAL2                AIM V.I. Premier Equity Fund, Series I Shares                                133,218
UVAL4                AIM V.I. Premier Equity Fund, Series I Shares                                213,029
PVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                344,053

UGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                    60,415
UGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)                   370,219
UGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                   174,693
UGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)                   486,790

UPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                       25,999
UPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                      115,303
UPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                       52,601
UPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                      197,967

UTEC1                AllianceBernstein VP Technology Portfolio (Class B)                           10,994
UTEC2                AllianceBernstein VP Technology Portfolio (Class B)                           45,109
UTEC3                AllianceBernstein VP Technology Portfolio (Class B)                           20,105
UTEC4                AllianceBernstein VP Technology Portfolio (Class B)                           70,998


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                             SHARES
---------------------------------------------------------------------------------------------------------
UEGL1                Evergreen VA Global Leaders Fund - Class 1                                     6,018
UEGL2                Evergreen VA Global Leaders Fund - Class 1                                    36,677
UEGL3                Evergreen VA Global Leaders Fund - Class 1                                    19,305
UEGL4                Evergreen VA Global Leaders Fund - Class 1                                    50,445

UEGI1                Evergreen VA Growth and Income Fund - Class 1                                  5,884
UEGI2                Evergreen VA Growth and Income Fund - Class 1                                 18,996
UEGI3                Evergreen VA Growth and Income Fund - Class 1                                 10,778
UEGI4                Evergreen VA Growth and Income Fund - Class 1                                 25,073

UEMS1                Evergreen VA Masters Fund - Class 1                                            4,858
UEMS2                Evergreen VA Masters Fund - Class 1                                           54,023
UEMS3                Evergreen VA Masters Fund - Class 1                                           20,943
UEMS4                Evergreen VA Masters Fund - Class 1                                           39,831

UEOM1                Evergreen VA Omega Fund - Class 1                                             15,968
UEOM2                Evergreen VA Omega Fund - Class 1                                            100,839
UEOM3                Evergreen VA Omega Fund - Class 1                                             50,534
UEOM4                Evergreen VA Omega Fund - Class 1                                            168,955

UESC1                Evergreen VA Small Cap Value Fund - Class 1(2)                                38,486
UESC2                Evergreen VA Small Cap Value Fund - Class 1(2)                               214,419
UESC3                Evergreen VA Small Cap Value Fund - Class 1(2)                                77,679
UESC4                Evergreen VA Small Cap Value Fund - Class 1(2)                               250,062

UESI1                Evergreen VA Strategic Income Fund - Class 1                                  13,095
UESI2                Evergreen VA Strategic Income Fund - Class 1                                 141,226
UESI3                Evergreen VA Strategic Income Fund - Class 1                                  39,158
UESI4                Evergreen VA Strategic Income Fund - Class 1                                 201,678

UCOF1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                         26,601
UCOF2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                        197,713
UCOF3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                         59,940
UCOF4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                        213,827

UHIP1                Fidelity(R) VIP High Income Portfolio Service Class                           14,194
UHIP2                Fidelity(R) VIP High Income Portfolio Service Class                          135,620
UHIP3                Fidelity(R) VIP High Income Portfolio Service Class                           62,338
UHIP4                Fidelity(R) VIP High Income Portfolio Service Class                          241,119

UMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class                               41,276
UMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class                              246,145
UMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class                              287,347
PMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class                              143,759

USMC1                FTVIPT Franklin Small Cap Fund - Class 2                                      27,530
USMC2                FTVIPT Franklin Small Cap Fund - Class 2                                     170,450
USMC4                FTVIPT Franklin Small Cap Fund - Class 2                                     204,065
PSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                     256,754

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                63,418
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                               477,258
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                               528,069
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                               211,894

UDMS1                FTVIPT Templeton Developing Markets Securities Fund - Class 2                  1,431
UDMS2                FTVIPT Templeton Developing Markets Securities Fund - Class 2                 15,748
UDMS3                FTVIPT Templeton Developing Markets Securities Fund - Class 2                  3,348
UDMS4                FTVIPT Templeton Developing Markets Securities Fund - Class 2                 39,703

UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2(3)                         37,164
UINT2                FTVIPT Templeton Foreign Securities Fund - Class 2(3)                        148,809
UINT3                FTVIPT Templeton Foreign Securities Fund - Class 2(3)                         62,382
UINT4                FTVIPT Templeton Foreign Securities Fund - Class 2(3)                        170,415

UGRS1                MFS(R) Investors Growth Stock Series - Service Class                          30,427
UGRS2                MFS(R) Investors Growth Stock Series - Service Class                         225,867
UGRS3                MFS(R) Investors Growth Stock Series - Service Class                          63,067
UGRS4                MFS(R) Investors Growth Stock Series - Service Class                         202,589

UNDS1                MFS(R) New Discovery Series - Service Class                                   10,175
UNDS2                MFS(R) New Discovery Series - Service Class                                   34,946
UNDS4                MFS(R) New Discovery Series - Service Class                                   50,767
PSND1                MFS(R) New Discovery Series - Service Class                                   25,083

UTRS1                MFS(R) Total Return Series - Service Class                                    96,216
UTRS2                MFS(R) Total Return Series - Service Class                                   465,526
UTRS4                MFS(R) Total Return Series - Service Class                                   520,255
PSTR1                MFS(R) Total Return Series - Service Class                                   227,131


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                             SHARES
---------------------------------------------------------------------------------------------------------
UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                            16,138
UGIN2                Putnam VT Growth and Income Fund - Class IB Shares                            84,555
UGIN4                Putnam VT Growth and Income Fund - Class IB Shares                            79,313
PGIN1                Putnam VT Growth and Income Fund - Class IB Shares                            64,793

UINO1                Putnam VT International New Opportunities Fund - Class IB Shares              12,689
UINO2                Putnam VT International New Opportunities Fund - Class IB Shares              48,763
UINO3                Putnam VT International New Opportunities Fund - Class IB Shares              23,889
UINO4                Putnam VT International New Opportunities Fund - Class IB Shares              78,179

UVIS1                Putnam VT Vista Fund - Class IB Shares                                         8,605
UVIS2                Putnam VT Vista Fund - Class IB Shares                                       130,358
UVIS3                Putnam VT Vista Fund - Class IB Shares                                        53,626
UVIS4                Putnam VT Vista Fund - Class IB Shares                                       177,327


(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.
(2) Effective July 14, 2003, Evergreen VA Small Cap Value Fund - Class 1 will change its name to Evergreen VA Special Values Fund - Class 1.
(3) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3.   VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.20% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

4.   CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5.   WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6.   RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                               PERCENTAGE RANGE
-----------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                   0.510% to 0.440%
AXP(R) Variable Portfolio - Federal Income Fund                    0.610% to 0.535%
AXP(R) Variable Portfolio - Managed Fund                           0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                 0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                     0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund               0.790% to 0.650%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds.


                                                                       MAXIMUM                     MAXIMUM
                                                                     ADJUSTMENT                   ADJUSTMENT
FUND                                                          (PRIOR TO DEC. 1, 2002)        (AFTER DEC. 1, 2002)
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Managed Fund                                 N/A                         0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       N/A                         0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                    0.12%                        0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                               PERCENTAGE RANGE
-----------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                   0.030% to 0.020%
AXP(R) Variable Portfolio - Federal Income Fund                    0.050% to 0.025%
AXP(R) Variable Portfolio - Managed Fund                           0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                 0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                     0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund               0.060% to 0.035%


TheAmerican Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

7.   INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:


SUBACCOUNT           INVESTMENT                                                                PURCHASES
----------------------------------------------------------------------------------------------------------
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                       $      609,576
UCMG2                AXP(R) Variable Portfolio - Cash Management Fund                            1,878,678
UCMG4                AXP(R) Variable Portfolio - Cash Management Fund                            9,271,255
PCMG1                AXP(R) Variable Portfolio - Cash Management Fund                            2,965,671

UFIF1                AXP(R) Variable Portfolio - Federal Income Fund                               780,700
UFIF2                AXP(R) Variable Portfolio - Federal Income Fund                             4,366,213
UFIF3                AXP(R) Variable Portfolio - Federal Income Fund                             1,224,933
UFIF4                AXP(R) Variable Portfolio - Federal Income Fund                             5,378,605

UMGD1                AXP(R) Variable Portfolio - Managed Fund                                       51,246
UMGD2                AXP(R) Variable Portfolio - Managed Fund                                      261,430
UMGD4                AXP(R) Variable Portfolio - Managed Fund                                      268,423
PMGD1                AXP(R) Variable Portfolio - Managed Fund                                       58,861

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             54,213
UNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            439,837
UNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            330,441
PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                          1,410,712

USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                                185,994
USPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                              2,148,926
USPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                              1,331,650
USPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                              2,996,731

USCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                           10,357
USCA2                AXP(R) Variable Portfolio - Small Cap Advantage Fund                          171,180
USCA4                AXP(R) Variable Portfolio - Small Cap Advantage Fund                           92,723
PSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                          203,976

UCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                            20,123
UCAP2                AIM V.I. Capital Appreciation Fund, Series I Shares                           423,514
UCAP4                AIM V.I. Capital Appreciation Fund, Series I Shares                         1,517,985
PCAP1                AIM V.I. Capital Appreciation Fund, Series I Shares                           558,554

UDDT1                AIM V.I. Dent Demographic Trends Fund, Series I Shares                             --
UDDT2                AIM V.I. Dent Demographic Trends Fund, Series I Shares                         94,900
UDDT3                AIM V.I. Dent Demographic Trends Fund, Series I Shares                            381
UDDT4                AIM V.I. Dent Demographic Trends Fund, Series I Shares                        319,188

UVAL1                AIM V.I. Premier Equity Fund, Series I Shares                                  36,174
UVAL2                AIM V.I. Premier Equity Fund, Series I Shares                               1,050,670
UVAL4                AIM V.I. Premier Equity Fund, Series I Shares                               1,935,419
PVAL1                AIM V.I. Premier Equity Fund, Series I Shares                               1,583,386

UGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                    889,435
UGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)                  4,760,589
UGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                  2,086,789
UGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)                  6,348,363

UPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                       263,503
UPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                     1,028,330
UPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                       380,378
UPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                     1,521,752

UTEC1                AllianceBernstein VP Technology Portfolio (Class B)                            21,537
UTEC2                AllianceBernstein VP Technology Portfolio (Class B)                           262,649
UTEC3                AllianceBernstein VP Technology Portfolio (Class B)                            69,609
UTEC4                AllianceBernstein VP Technology Portfolio (Class B)                           323,091

UEGL1                Evergreen VA Global Leaders Fund - Class 1                                     14,489
UEGL2                Evergreen VA Global Leaders Fund - Class 1                                    144,607
UEGL3                Evergreen VA Global Leaders Fund - Class 1                                     85,314
UEGL4                Evergreen VA Global Leaders Fund - Class 1                                    377,503

UEGI1                Evergreen VA Growth and Income Fund - Class 1                                  15,584
UEGI2                Evergreen VA Growth and Income Fund - Class 1                                 133,596
UEGI3                Evergreen VA Growth and Income Fund - Class 1                                  56,958
UEGI4                Evergreen VA Growth and Income Fund - Class 1                                 224,804

UEMS1                Evergreen VA Masters Fund - Class 1                                            27,608
UEMS2                Evergreen VA Masters Fund - Class 1                                            59,337
UEMS3                Evergreen VA Masters Fund - Class 1                                            84,001
UEMS4                Evergreen VA Masters Fund - Class 1                                            67,885


        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

SUBACCOUNT           INVESTMENT                                                                PURCHASES
----------------------------------------------------------------------------------------------------------
UEOM1                Evergreen VA Omega Fund - Class 1                                       $      42,334
UEOM2                Evergreen VA Omega Fund - Class 1                                             432,724
UEOM3                Evergreen VA Omega Fund - Class 1                                             113,366
UEOM4                Evergreen VA Omega Fund - Class 1                                             790,012

UESC1                Evergreen VA Small Cap Value Fund - Class 1                                   402,407
UESC2                Evergreen VA Small Cap Value Fund - Class 1                                 2,251,763
UESC3                Evergreen VA Small Cap Value Fund - Class 1                                   883,865
UESC4                Evergreen VA Small Cap Value Fund - Class 1                                 2,995,681

UESI1                Evergreen VA Strategic Income Fund - Class 1                                   44,826
UESI2                Evergreen VA Strategic Income Fund - Class 1                                  524,893
UESI3                Evergreen VA Strategic Income Fund - Class 1                                  232,259
UESI4                Evergreen VA Strategic Income Fund - Class 1                                1,192,254

UCOF1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                         459,562
UCOF2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                       2,676,108
UCOF3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                         905,875
UCOF4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class                       3,053,377

UHIP1                Fidelity(R) VIP High Income Portfolio Service Class                            55,278
UHIP2                Fidelity(R) VIP High Income Portfolio Service Class                           578,079
UHIP3                Fidelity(R) VIP High Income Portfolio Service Class                           181,961
UHIP4                Fidelity(R) VIP High Income Portfolio Service Class                           959,327

UMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class                               333,249
UMDC2                Fidelity(R) VIP Mid Cap Portfolio Service Class                             2,663,789
UMDC4                Fidelity(R) VIP Mid Cap Portfolio Service Class                             5,759,278
PMDC1                Fidelity(R) VIP Mid Cap Portfolio Service Class                             1,320,425

USMC1                FTVIPT Franklin Small Cap Fund - Class 2                                      217,565
USMC2                FTVIPT Franklin Small Cap Fund - Class 2                                    1,334,694
USMC4                FTVIPT Franklin Small Cap Fund - Class 2                                    1,796,659
PSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                    1,779,550

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                917,965
UMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                              5,176,398
UMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                              5,984,044
PMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                              2,872,137

UDMS1                FTVIPT Templeton Developing Markets Securities Fund - Class 2                      97
UDMS2                FTVIPT Templeton Developing Markets Securities Fund - Class 2                  59,900
UDMS3                FTVIPT Templeton Developing Markets Securities Fund - Class 2                   2,412
UDMS4                FTVIPT Templeton Developing Markets Securities Fund - Class 2                 118,184

UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                            209,868
UINT2                FTVIPT Templeton Foreign Securities Fund - Class 2                          1,229,606
UINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                            325,338
UINT4                FTVIPT Templeton Foreign Securities Fund - Class 2                          1,478,680

UGRS1                MFS(R) Investors Growth Stock Series - Service Class                          108,755
UGRS2                MFS(R) Investors Growth Stock Series - Service Class                          757,952
UGRS3                MFS(R) Investors Growth Stock Series - Service Class                          176,916
UGRS4                MFS(R) Investors Growth Stock Series - Service Class                          749,814

UNDS1                MFS(R) New Discovery Series - Service Class                                    44,187
UNDS2                MFS(R) New Discovery Series - Service Class                                   270,583
UNDS4                MFS(R) New Discovery Series - Service Class                                   474,085
PSND1                MFS(R) New Discovery Series - Service Class                                   158,244

UTRS1                MFS(R) Total Return Series - Service Class                                  1,193,218
UTRS2                MFS(R) Total Return Series - Service Class                                  5,406,823
UTRS4                MFS(R) Total Return Series - Service Class                                  6,379,890
PSTR1                MFS(R) Total Return Series - Service Class                                  2,842,509

UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                            174,318
UGIN2                Putnam VT Growth and Income Fund - Class IB Shares                            964,709
UGIN4                Putnam VT Growth and Income Fund - Class IB Shares                          1,065,941
PGIN1                Putnam VT Growth and Income Fund - Class IB Shares                            690,760

UINO1                Putnam VT International New Opportunities Fund - Class IB Shares               33,663
UINO2                Putnam VT International New Opportunities Fund - Class IB Shares              101,713
UINO3                Putnam VT International New Opportunities Fund - Class IB Shares               31,987
UINO4                Putnam VT International New Opportunities Fund - Class IB Shares              202,634

UVIS1                Putnam VT Vista Fund - Class IB Shares                                         13,594
UVIS2                Putnam VT Vista Fund - Class IB Shares                                        364,978
UVIS3                Putnam VT Vista Fund - Class IB Shares                                        122,374
UVIS4                Putnam VT Vista Fund - Class IB Shares                                        949,353

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

8.   FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                         UCMG1        UCMG2        UCMG4        PCMG1        UFIF1
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.03   $     1.00   $     1.03   $     1.05   $     1.06
At Dec. 31, 2001                      $     1.06   $     1.01   $     1.05   $     1.08   $     1.11
At Dec. 31, 2002                      $     1.06   $     1.01   $     1.05   $     1.08   $     1.17

UNITS (000s)
At Dec. 31, 2001                             554        2,828        3,857        2,250           30
At Dec. 31, 2002                             697        2,933        3,130        2,516          645

NET ASSETS (000s)
At Dec. 31, 2001                      $      586   $    2,857   $    4,054   $    2,423   $       33
At Dec. 31, 2002                      $      738   $    2,965   $    3,284   $    2,707   $      751

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            2.91%        2.80%        2.99%        2.64%        4.25%
For the year ended Dec. 31, 2002            1.16%        1.16%        1.15%        1.17%        2.94%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.00%        1.10%        1.35%        1.25%        1.00%
For the year ended Dec. 31, 2002            1.00%        1.10%        1.35%        1.25%        1.00%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001            2.91%        1.00%        1.94%        2.86%        4.72%
For the year ended Dec. 31, 2002            0.00%        0.00%        0.00%        0.00%        5.41%

                                         UFIF2        UFIF3        UFIF4        UMGD1        UMGD2
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.05   $     1.06   $     1.06   $     0.98   $     0.98
At Dec. 31, 2001                      $     1.10   $     1.11   $     1.11   $     0.87   $     0.87
At Dec. 31, 2002                      $     1.16   $     1.16   $     1.16   $     0.75   $     0.75

UNITS (000s)
At Dec. 31, 2001                           2,495          799        1,321          116          682
At Dec. 31, 2002                           5,336        1,729        5,451           39          906

NET ASSETS (000s)
At Dec. 31, 2001                      $    2,754   $      891   $    1,469   $      101   $      592
At Dec. 31, 2002                      $    6,163   $    2,015   $    6,333   $       30   $      677

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            4.39%        4.39%        4.41%        2.59%        2.70%
For the year ended Dec. 31, 2002            2.88%        2.89%        2.91%        2.35%        2.70%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.10%        1.25%        1.35%        1.00%        1.10%
For the year ended Dec. 31, 2002            1.10%        1.25%        1.35%        1.00%        1.10%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001            4.76%        4.72%        4.72%      (11.22%)     (11.22%)
For the year ended Dec. 31, 2002            5.45%        4.50%        4.50%      (13.79%)     (13.79%)

                                         UMGD4        PMGD1        UNDM1        UNDM2        UNDM4
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.98   $     1.04   $     0.92   $     0.92   $     0.92
At Dec. 31, 2001                      $     0.86   $     0.92   $     0.76   $     0.76   $     0.75
At Dec. 31, 2002                      $     0.74   $     0.79   $     0.59   $     0.59   $     0.58

UNITS (000s)
At Dec. 31, 2001                             200          151           20           81          193
At Dec. 31, 2002                             300          179           95          704          683

NET ASSETS (000s)
At Dec. 31, 2001                      $      173   $      138   $       15   $       61   $      145
At Dec. 31, 2002                      $      223   $      141   $       56   $      412   $      396

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            2.63%        2.34%        0.34%        0.43%        0.28%
For the year ended Dec. 31, 2002            2.59%        2.59%        0.55%        0.57%        0.56%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.35%        1.25%        1.00%        1.10%        1.35%
For the year ended Dec. 31, 2002            1.35%        1.25%        1.00%        1.10%        1.35%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (12.24%)     (11.54%)     (17.39%)     (17.39%)     (18.48%)
For the year ended Dec. 31, 2002          (13.95%)     (14.13%)     (22.37%)     (22.37%)     (22.67%)

                                         PNDM1        USPF1        USPF2        USPF3        USPF4
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.03   $     0.92   $     0.92   $     0.92   $     0.92
At Dec. 31, 2001                      $     0.85   $     0.80   $     0.80   $     0.80   $     0.80
At Dec. 31, 2002                      $     0.66   $     0.61   $     0.61   $     0.61   $     0.61

UNITS (000s)
At Dec. 31, 2001                           3,478          112        1,567          817        1,756
At Dec. 31, 2002                           4,063          360        3,995        2,290        4,960

NET ASSETS (000s)
At Dec. 31, 2001                      $    3,005   $       90   $    1,251   $      657   $    1,398
At Dec. 31, 2002                      $    2,696   $      221   $    2,446   $    1,402   $    3,022

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.24%        1.15%        1.20%        1.03%        1.08%
For the year ended Dec. 31, 2002            0.51%        1.11%        1.04%        1.07%        1.04%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.25%        1.00%        1.10%        1.25%        1.35%
For the year ended Dec. 31, 2002            1.25%        1.00%        1.10%        1.25%        1.35%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (17.48%)     (13.04%)     (13.04%)     (13.04%)     (13.04%)
For the year ended Dec. 31, 2002          (22.35%)     (23.75%)     (23.75%)     (23.75%)     (23.75%)

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

                                         USCA1        USCA2        USCA4        PSCA1        UCAP1
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.04   $     1.04   $     1.04   $     1.14   $     0.91
At Dec. 31, 2001                      $     0.96   $     0.96   $     0.96   $     1.06   $     0.69
At Dec. 31, 2002                      $     0.79   $     0.79   $     0.78   $     0.87   $     0.52

UNITS (000s)
At Dec. 31, 2001                               2           63           57          276          646
At Dec. 31, 2002                              14          191          161          366          506

NET ASSETS (000s)
At Dec. 31, 2001                      $        2   $       60   $       55   $      292   $      445
At Dec. 31, 2002                      $       11   $      150   $      126   $      317   $      261

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --           --           --           --           --
For the year ended Dec. 31, 2002              --           --           --           --           --

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.00%        1.10%        1.35%        1.25%        1.00%
For the year ended Dec. 31, 2002            1.00%        1.10%        1.35%        1.25%        1.00%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (7.69%)      (7.69%)      (7.69%)      (7.02%)     (24.18%)
For the year ended Dec. 31, 2002          (17.71%)     (17.71%)     (18.75%)     (17.92%)     (24.64%)

                                         UCAP2        UCAP4        PCAP1        UDDT1        UDDT2
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.90   $     0.90   $     1.11   $     0.87   $     0.87
At Dec. 31, 2001                      $     0.68   $     0.68   $     0.84   $     0.58   $     0.58
At Dec. 31, 2002                      $     0.51   $     0.51   $     0.63   $     0.39   $     0.39

UNITS (000s)
At Dec. 31, 2001                           1,995        2,944        3,345          113          679
At Dec. 31, 2002                           2,237        4,583        3,148          113          701

NET ASSETS (000s)
At Dec. 31, 2001                      $    1,357   $    1,995   $    2,816   $       66   $      396
At Dec. 31, 2002                      $    1,138   $    2,317   $    1,980   $       44   $      274

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --           --           --           --           --
For the year ended Dec. 31, 2002              --           --           --           --           --

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.10%        1.35%        1.25%        1.00%        1.10%
For the year ended Dec. 31, 2002            1.10%        1.35%        1.25%        1.00%        1.10%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (24.44%)     (24.44%)     (24.32%)     (33.33%)     (33.33%)
For the year ended Dec. 31, 2002          (25.00%)     (25.00%)     (25.00%)     (32.76%)     (32.76%)

                                         UDDT3        UDDT4        UVAL1        UVAL2        UVAL4
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.87   $     0.86   $     0.89   $     0.89   $     0.89
At Dec. 31, 2001                      $     0.58   $     0.58   $     0.77   $     0.77   $     0.77
At Dec. 31, 2002                      $     0.39   $     0.39   $     0.53   $     0.53   $     0.53

UNITS (000s)
At Dec. 31, 2001                             143        1,309          761        3,524        4,983
At Dec. 31, 2002                             144        1,646          637        4,076        6,560

NET ASSETS (000s)
At Dec. 31, 2001                      $       83   $      760   $      585   $    2,710   $    3,816
At Dec. 31, 2002                      $       56   $      639   $      338   $    2,161   $    3,455

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --           --         0.23%        0.25%        0.23%
For the year ended Dec. 31, 2002              --           --         0.30%        0.34%        0.35%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.25%        1.35%        1.00%        1.10%        1.35%
For the year ended Dec. 31, 2002            1.25%        1.35%        1.00%        1.10%        1.35%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (33.33%)     (32.56%)     (13.48%)     (13.48%)     (13.48%)
For the year ended Dec. 31, 2002          (32.76%)     (32.76%)     (31.17%)     (31.17%)     (31.17%)

                                         PVAL1        UGIP1        UGIP2        UGIP3        UGIP4
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.94   $     0.97   $     0.97   $     0.97   $     0.97
At Dec. 31, 2001                      $     0.81   $     0.97   $     0.96   $     0.96   $     0.96
At Dec. 31, 2002                      $     0.56   $     0.74   $     0.74   $     0.74   $     0.74

UNITS (000s)
At Dec. 31, 2001                          10,352          640        3,601        2,152        4,722
At Dec. 31, 2002                           9,970        1,341        8,241        3,898       10,906

NET ASSETS (000s)
At Dec. 31, 2001                      $    8,422   $      618   $    3,469   $    2,075   $    4,531
At Dec. 31, 2002                      $    5,581   $      996   $    6,105   $    2,881   $    8,027

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.17%        0.53%        0.35%        0.46%        0.45%
For the year ended Dec. 31, 2002            0.32%        0.49%        0.55%        0.56%        0.57%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.25%        1.00%        1.10%        1.25%        1.35%
For the year ended Dec. 31, 2002            1.25%        1.00%        1.10%        1.25%        1.35%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (13.83%)       0.00%       (1.03%)      (1.03%)      (1.03%)
For the year ended Dec. 31, 2002          (30.86%)     (23.71%)     (22.92%)     (22.92%)     (22.92%)

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

                                         UPRG1        UPRG2        UPRG3        UPRG4        UTEC1
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.80   $     0.80   $     0.80   $     0.80   $     0.69
At Dec. 31, 2001                      $     0.65   $     0.65   $     0.65   $     0.65   $     0.51
At Dec. 31, 2002                      $     0.45   $     0.45   $     0.45   $     0.44   $     0.30

UNITS (000s)
At Dec. 31, 2001                             741        3,531        1,944        5,808          364
At Dec. 31, 2002                           1,003        4,459        2,042        7,706          372

NET ASSETS (000s)
At Dec. 31, 2001                      $      485   $    2,308   $    1,268   $    3,782   $      186
At Dec. 31, 2002                      $      450   $    1,994   $      909   $    3,423   $      110

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --           --           --           --           --
For the year ended Dec. 31, 2002              --           --           --           --           --

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.00%        1.10%        1.25%        1.35%        1.00%
For the year ended Dec. 31, 2002            1.00%        1.10%        1.25%        1.35%        1.00%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (18.75%)     (18.75%)     (18.75%)     (18.75%)     (26.09%)
For the year ended Dec. 31, 2002          (30.77%)     (30.77%)     (30.77%)     (32.31%)     (41.18%)

                                         UTEC2        UTEC3        UTEC4        UEGL1        UEGL2
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.69   $     0.69   $     0.69   $     0.98   $     0.98
At Dec. 31, 2001                      $     0.51   $     0.51   $     0.51   $     0.84   $     0.84
At Dec. 31, 2002                      $     0.29   $     0.29   $     0.29   $     0.66   $     0.66

UNITS (000s)
At Dec. 31, 2001                           1,387          793        2,237           78          481
At Dec. 31, 2002                           1,530          684        2,423           89          546

NET ASSETS (000s)
At Dec. 31, 2001                      $      709   $      404   $    1,140   $       66   $      402
At Dec. 31, 2002                      $      450   $      201   $      709   $       59   $      360

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --           --           --         1.29%        0.89%
For the year ended Dec. 31, 2002              --           --           --         0.74%        0.69%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.10%        1.25%        1.35%        1.00%        1.10%
For the year ended Dec. 31, 2002            1.10%        1.25%        1.35%        1.00%        1.10%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (26.09%)     (26.09%)     (26.09%)     (14.29%)     (14.29%)
For the year ended Dec. 31, 2002          (43.14%)     (43.14%)     (43.14%)     (21.43%)     (21.43%)

                                         UEGL3        UEGL4        UEGI1        UEGI2        UEGI3
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.98   $     0.97   $     1.04   $     1.04   $     1.04
At Dec. 31, 2001                      $     0.83   $     0.83   $     0.91   $     0.91   $     0.90
At Dec. 31, 2002                      $     0.66   $     0.65   $     0.76   $     0.76   $     0.76

UNITS (000s)
At Dec. 31, 2001                             183        1,186           83          153          120
At Dec. 31, 2002                             285          756           92          297          169

NET ASSETS (000s)
At Dec. 31, 2001                      $      157   $      987   $       75   $      139   $      108
At Dec. 31, 2002                      $      190   $      495   $       70   $      225   $      128

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.65%        1.04%        0.75%        0.70%        0.64%
For the year ended Dec. 31, 2002            0.86%        0.43%        1.17%        1.50%        1.29%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.25%        1.35%        1.00%        1.10%        1.25%
For the year ended Dec. 31, 2002            1.25%        1.35%        1.00%        1.10%        1.25%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (15.31%)     (14.43%)     (12.50%)     (12.50%)     (13.46%)
For the year ended Dec. 31, 2002          (20.48%)     (21.69%)     (16.48%)     (16.48%)     (15.56%)

                                         UEGI4        UEMS1        UEMS2        UEMS3        UEMS4
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.04   $     0.98   $     0.98   $     0.98   $     0.98
At Dec. 31, 2001                      $     0.90   $     0.82   $     0.81   $     0.81   $     0.81
At Dec. 31, 2002                      $     0.75   $     0.59   $     0.59   $     0.59   $     0.59

UNITS (000s)
At Dec. 31, 2001                             178           77          604          227          453
At Dec. 31, 2002                             395           56          625          243          463

NET ASSETS (000s)
At Dec. 31, 2001                      $      161   $       63   $      491   $      184   $      367
At Dec. 31, 2002                      $      297   $       33   $      369   $      143   $      272

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            1.06%        0.01%        0.01%          --         0.01%
For the year ended Dec. 31, 2002            1.39%        0.05%        0.05%        0.05%        0.05%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.35%        1.00%        1.10%        1.25%        1.35%
For the year ended Dec. 31, 2002            1.35%        1.00%        1.10%        1.25%        1.35%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (13.46%)     (16.33%)     (17.35%)     (17.35%)     (17.35%)
For the year ended Dec. 31, 2002          (16.67%)     (28.05%)     (27.16%)     (27.16%)     (27.16%)

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

                                         UEOM1        UEOM2        UEOM3        UEOM4        UESC1
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.82   $     0.82   $     0.82   $     0.82   $     1.17
At Dec. 31, 2001                      $     0.69   $     0.69   $     0.69   $     0.69   $     1.37
At Dec. 31, 2002                      $     0.51   $     0.51   $     0.51   $     0.51   $     1.19

UNITS (000s)
At Dec. 31, 2001                             422        1,855        1,030        3,028           69
At Dec. 31, 2002                             338        2,140        1,072        3,609          346

NET ASSETS (000s)
At Dec. 31, 2001                      $      291   $    1,278   $      712   $    2,077   $       94
At Dec. 31, 2002                      $      172   $    1,088   $      545   $    1,823   $      410

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --           --           --           --         0.59%
For the year ended Dec. 31, 2002              --           --           --           --         0.23%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.00%        1.10%        1.25%        1.35%        1.00%
For the year ended Dec. 31, 2002            1.00%        1.10%        1.25%        1.35%        1.00%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (15.85%)     (15.85%)     (15.85%)     (15.85%)      17.09%
For the year ended Dec. 31, 2002          (26.09%)     (26.09%)     (26.09%)     (26.09%)     (13.14%)

                                         UESC2        UESC3        UESC4        UESI1        UESI2
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.17   $     1.17   $     1.17   $     1.04   $     1.04
At Dec. 31, 2001                      $     1.37   $     1.37   $     1.36   $     1.09   $     1.09
At Dec. 31, 2002                      $     1.18   $     1.18   $     1.18   $     1.25   $     1.25

UNITS (000s)
At Dec. 31, 2001                             481          120        1,562           79        1,187
At Dec. 31, 2002                           1,930          702        2,265          103        1,118

NET ASSETS (000s)
At Dec. 31, 2001                      $      658   $      164   $    2,128   $       86   $    1,296
At Dec. 31, 2002                      $    2,284   $      827   $    2,663   $      129   $    1,395

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.60%        0.50%        0.44%       10.05%       15.27%
For the year ended Dec. 31, 2002            0.20%        0.23%        0.13%        6.46%        5.66%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.10%        1.25%        1.35%        1.00%        1.10%
For the year ended Dec. 31, 2002            1.10%        1.25%        1.35%        1.00%        1.10%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001           17.09%       17.09%       16.24%        4.81%        4.81%
For the year ended Dec. 31, 2002          (13.87%)     (13.87%)     (13.24%)      14.68%       14.68%

                                         UESI3        UESI4        UCOF1        UCOF2        UCOF3
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.04   $     1.04   $     0.97   $     0.97   $     0.97
At Dec. 31, 2001                      $     1.09   $     1.09   $     0.85   $     0.84   $     0.84
At Dec. 31, 2002                      $     1.24   $     1.24   $     0.76   $     0.76   $     0.75

UNITS (000s)
At Dec. 31, 2001                             258          732          232        2,028          457
At Dec. 31, 2002                             311        1,607          633        4,717        1,431

NET ASSETS (000s)
At Dec. 31, 2001                      $      282   $      796   $      196   $    1,712   $      389
At Dec. 31, 2002                      $      387   $    1,993   $      480   $    3,567   $    1,081

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            9.67%       18.86%        0.03%        0.17%        0.07%
For the year ended Dec. 31, 2002            5.60%        6.92%        0.36%        0.44%        0.36%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.25%        1.35%        1.00%        1.10%        1.25%
For the year ended Dec. 31, 2002            1.25%        1.35%        1.00%        1.10%        1.25%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001            4.81%        4.81%      (12.37%)     (13.40%)     (13.40%)
For the year ended Dec. 31, 2002           13.76%       13.76%      (10.59%)      (9.52%)     (10.71%)

                                         UCOF4        UHIP1        UHIP2        UHIP3        UHIP4
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.97   $     0.83   $     0.82   $     0.82   $     0.82
At Dec. 31, 2001                      $     0.84   $     0.72   $     0.72   $     0.72   $     0.72
At Dec. 31, 2002                      $     0.75   $     0.74   $     0.74   $     0.73   $     0.73

UNITS (000s)
At Dec. 31, 2001                           1,866          104          793          294        1,031
At Dec. 31, 2002                           5,134          114        1,089          502        1,948

NET ASSETS (000s)
At Dec. 31, 2001                      $    1,569   $       75   $      570   $      210   $      738
At Dec. 31, 2002                      $    3,857   $       84   $      802   $      368   $    1,425

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.22%        2.19%        1.26%        4.61%        1.90%
For the year ended Dec. 31, 2002            0.41%        9.19%        8.48%        7.85%        7.73%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.35%        1.00%        1.10%        1.25%        1.35%
For the year ended Dec. 31, 2002            1.35%        1.00%        1.10%        1.25%        1.35%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (13.40%)     (13.25%)     (12.20%)     (12.20%)     (12.20%)
For the year ended Dec. 31, 2002          (10.71%)       2.78%        2.78%        1.39%        1.39%

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

                                         UMDC1        UMDC2        UMDC4        PMDC1        USMC1
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.21   $     1.21   $     1.21   $     1.63   $     0.90
At Dec. 31, 2001                      $     1.16   $     1.15   $     1.15   $     1.56   $     0.75
At Dec. 31, 2002                      $     1.03   $     1.03   $     1.02   $     1.39   $     0.53

UNITS (000s)
At Dec. 31, 2001                             468        2,134        2,607        1,254          312
At Dec. 31, 2002                             699        4,180        4,911        1,810          656

NET ASSETS (000s)
At Dec. 31, 2001                      $      540   $    2,462   $    2,997   $    1,956   $      235
At Dec. 31, 2002                      $      721   $    4,298   $    5,017   $    2,510   $      350

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --           --           --           --         0.28%
For the year ended Dec. 31, 2002            0.71%        0.59%        0.54%        0.69%        0.22%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.00%        1.10%        1.35%        1.25%        1.00%
For the year ended Dec. 31, 2002            1.00%        1.10%        1.35%        1.25%        1.00%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (4.13%)      (4.96%)      (4.96%)      (4.29%)     (16.67%)
For the year ended Dec. 31, 2002          (11.21%)     (10.43%)     (11.30%)     (10.90%)     (29.33%)

                                         USMC2        USMC4        PSMC1        UMSS1        UMSS2
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.90   $     0.90   $     1.21   $     1.09   $     1.09
At Dec. 31, 2001                      $     0.75   $     0.75   $     1.01   $     1.16   $     1.16
At Dec. 31, 2002                      $     0.53   $     0.53   $     0.71   $     1.01   $     1.01

UNITS (000s)
At Dec. 31, 2001                           2,165        4,683        2,844           61        1,321
At Dec. 31, 2002                           4,074        4,909        4,574          753        5,681

NET ASSETS (000s)
At Dec. 31, 2001                      $    1,630   $    3,514   $    2,884   $       71   $    1,530
At Dec. 31, 2002                      $    2,165   $    2,592   $    3,261   $      762   $    5,737

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.33%        0.33%        0.33%        1.62%        0.63%
For the year ended Dec. 31, 2002            0.24%        0.29%        0.26%        0.75%        0.89%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.10%        1.35%        1.25%        1.00%        1.10%
For the year ended Dec. 31, 2002            1.10%        1.35%        1.25%        1.00%        1.10%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (16.67%)     (16.67%)     (16.53%)       6.42%        6.42%
For the year ended Dec. 31, 2002          (29.33%)     (29.33%)     (29.70%)     (12.93%)     (12.93%)

                                         UMSS4        PMSS1        UDMS1        UDMS2        UDMS3
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.09   $     1.16   $     0.87   $     0.87   $     0.87
At Dec. 31, 2001                      $     1.15   $     1.22   $     0.80   $     0.79   $     0.79
At Dec. 31, 2002                      $     1.00   $     1.06   $     0.79   $     0.78   $     0.78

UNITS (000s)
At Dec. 31, 2001                           1,374          252            9           41           17
At Dec. 31, 2002                           6,327        2,393            9           94           20

NET ASSETS (000s)
At Dec. 31, 2001                      $    1,585   $      307   $        7   $       33   $       14
At Dec. 31, 2002                      $    6,347   $    2,547   $        7   $       74   $       16

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            1.21%        1.02%        1.03%        0.77%        0.70%
For the year ended Dec. 31, 2002            0.91%        0.87%        1.40%        1.29%        1.40%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.35%        1.25%        1.00%        1.10%        1.25%
For the year ended Dec. 31, 2002            1.35%        1.25%        1.00%        1.10%        1.25%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001            5.50%        5.17%       (8.05%)      (9.20%)      (9.20%)
For the year ended Dec. 31, 2002          (13.04%)     (13.11%)      (1.25%)      (1.27%)      (1.27%)

                                         UDMS4        UINT1        UINT2        UINT3        UINT4
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.87   $     1.02   $     1.02   $     1.02   $     1.02
At Dec. 31, 2001                      $     0.79   $     0.85   $     0.85   $     0.84   $     0.84
At Dec. 31, 2002                      $     0.78   $     0.68   $     0.68   $     0.68   $     0.68

UNITS (000s)
At Dec. 31, 2001                             116          324          887          514        1,576
At Dec. 31, 2002                             239          513        2,059          866        2,373

NET ASSETS (000s)
At Dec. 31, 2001                      $       92   $      275   $      750   $      433   $    1,327
At Dec. 31, 2002                      $      186   $      350   $    1,402   $      588   $    1,605

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.78%        2.18%        1.23%        1.23%        2.64%
For the year ended Dec. 31, 2002            1.43%        1.41%        1.64%        1.65%        1.92%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.35%        1.00%        1.10%        1.25%        1.35%
For the year ended Dec. 31, 2002            1.35%        1.00%        1.10%        1.25%        1.35%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (9.20%)     (16.67%)     (16.67%)     (17.65%)     (17.65%)
For the year ended Dec. 31, 2002           (1.27%)     (20.00%)     (20.00%)     (19.05%)     (19.05%)

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

                                         UGRS1        UGRS2        UGRS3        UGRS4        UNDS1
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.95   $     0.95   $     0.95   $     0.95   $     1.01
At Dec. 31, 2001                      $     0.71   $     0.70   $     0.70   $     0.70   $     0.95
At Dec. 31, 2002                      $     0.50   $     0.50   $     0.50   $     0.50   $     0.64

UNITS (000s)
At Dec. 31, 2001                             326        2,288          662        1,928          115
At Dec. 31, 2002                             421        3,137          875        2,832          165

NET ASSETS (000s)
At Dec. 31, 2001                      $      230   $    1,610   $      469   $    1,352   $      109
At Dec. 31, 2002                      $      213   $    1,579   $      441   $    1,416   $      106

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.02%        0.02%        0.03%        0.04%          --
For the year ended Dec. 31, 2002              --           --           --           --           --

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.00%        1.10%        1.25%        1.35%        1.00%
For the year ended Dec. 31, 2002            1.00%        1.10%        1.25%        1.35%        1.00%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (25.26%)     (26.32%)     (26.32%)     (26.32%)      (5.94%)
For the year ended Dec. 31, 2002          (29.58%)     (28.57%)     (28.57%)     (28.57%)     (32.63%)

                                         UNDS2        UNDS4        PSND1        UTRS1        UTRS2
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.01   $     1.01   $     0.93   $     1.12   $     1.12
At Dec. 31, 2001                      $     0.95   $     0.94   $     0.87   $     1.10   $     1.10
At Dec. 31, 2002                      $     0.64   $     0.63   $     0.58   $     1.04   $     1.03

UNITS (000s)
At Dec. 31, 2001                             317          454          293          792        3,440
At Dec. 31, 2002                             569          832          441        1,585        7,687

NET ASSETS (000s)
At Dec. 31, 2001                      $      300   $      428   $      258   $      875   $    3,794
At Dec. 31, 2002                      $      363   $      527   $      260   $    1,640   $    7,937

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --           --           --         0.90%        0.88%
For the year ended Dec. 31, 2002              --           --           --         1.39%        1.43%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.10%        1.35%        1.25%        1.00%        1.10%
For the year ended Dec. 31, 2002            1.10%        1.35%        1.25%        1.00%        1.10%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (5.94%)      (6.93%)      (6.45%)      (1.79%)      (1.79%)
For the year ended Dec. 31, 2002          (32.63%)     (32.98%)     (33.33%)      (5.45%)      (6.36%)

                                         UTRS4        PSTR1        UGIN1        UGIN2        UGIN4
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.11   $     1.06   $     1.07   $     1.07   $     1.07
At Dec. 31, 2001                      $     1.10   $     1.05   $     0.99   $     0.99   $     0.98
At Dec. 31, 2002                      $     1.03   $     0.98   $     0.79   $     0.79   $     0.79

UNITS (000s)
At Dec. 31, 2001                           3,493        1,861          287        1,166        1,109
At Dec. 31, 2002                           8,646        3,949          379        1,991        1,879

NET ASSETS (000s)
At Dec. 31, 2001                      $    3,839   $    1,953   $      285   $    1,153   $    1,091
At Dec. 31, 2002                      $    8,870   $    3,873   $      301   $    1,576   $    1,478

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.87%        0.89%        0.19%        0.44%        0.72%
For the year ended Dec. 31, 2002            1.46%        1.41%        1.73%        1.39%        1.33%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.35%        1.25%        1.00%        1.10%        1.35%
For the year ended Dec. 31, 2002            1.35%        1.25%        1.00%        1.10%        1.35%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (0.90%)      (0.94%)      (7.48%)      (7.48%)      (8.41%)
For the year ended Dec. 31, 2002           (6.36%)      (6.67%)     (20.20%)     (20.20%)     (19.39%)

                                         PGIN1        UINO1        UINO2        UINO3        UINO4
                                      --------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     1.03   $     0.76   $     0.76   $     0.76   $     0.76
At Dec. 31, 2001                      $     0.95   $     0.53   $     0.53   $     0.53   $     0.53
At Dec. 31, 2002                      $     0.76   $     0.46   $     0.46   $     0.45   $     0.45

UNITS (000s)
At Dec. 31, 2001                             963          199        1,015          461        1,359
At Dec. 31, 2002                           1,583          232          895          440        1,444

NET ASSETS (000s)
At Dec. 31, 2001                      $      918   $      107   $      542   $      245   $      723
At Dec. 31, 2002                      $    1,208   $      106   $      408   $      200   $      654

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            0.70%          --           --           --           --
For the year ended Dec. 31, 2002            1.37%        0.62%        0.72%        0.64%        0.64%

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.25%        1.00%        1.10%        1.25%        1.35%
For the year ended Dec. 31, 2002            1.25%        1.00%        1.10%        1.25%        1.35%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (7.77%)     (30.26%)     (30.26%)     (30.26%)     (30.26%)
For the year ended Dec. 31, 2002          (20.00%)     (13.21%)     (13.21%)     (15.09%)     (15.09%)

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

                                         UVIS1          UVIS2          UVIS3         UVIS4
                                      -------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $     0.92     $     0.92     $     0.92     $     0.92
At Dec. 31, 2001                      $     0.60     $     0.60     $     0.60     $     0.60
At Dec. 31, 2002                      $     0.42     $     0.41     $     0.41     $     0.41

UNITS (000s)
At Dec. 31, 2001                             265          2,325          1,024          7,086
At Dec. 31, 2002                             163          2,476          1,020          3,391

NET ASSETS (000s)
At Dec. 31, 2001                      $      160     $    1,403     $      618     $    4,260
At Dec. 31, 2002                      $       68     $    1,026     $      422     $    1,396

INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --             --             --             --
For the year ended Dec. 31, 2002              --             --             --             --

EXPENSE RATIO(2)
For the year ended Dec. 31, 2001            1.00%          1.10%          1.25%          1.35%
For the year ended Dec. 31, 2002            1.00%          1.10%          1.25%          1.35%

TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (34.78%)       (34.78%)       (34.78%)       (34.78%)
For the year ended Dec. 31, 2002          (30.00%)       (31.67%)       (31.67%)       (31.67%)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS
                        NEW SOLUTIONS(R) VARIABLE ANNUITY

                                                              240355-20 F (5/03)

PART C.

Item 24.      Financial Statements and Exhibits

(a)  Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Report of Independent Auditors dated January 27, 2003
     Consolidated Balance Sheets as of Dec. 31, 2002 and 2001
     Consolidated Statements of Income for the years ended Dec. 31, 2002 and 2001 and 2000
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002
     Consolidated Statements of Cash Flows for the years ended Dec. 31,
     2002, 2001 and 2000
     Notes to Consolidated Financial Statements.

     Financial Statements included in Part B of this Registration Statement:

     American Enterprise Variable Annuity Account - American Express Innovations(SM) Variable Annuity

     Report of Independent Auditors dated March 21, 2003
     Statements of Assets and Liabilities as of Dec. 31, 2002
     Statements of Operations for the year ended Dec. 31, 2002
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity

     Report of Independent Auditors dated March 21, 2003
     Statements of Assets and Liabilities as of Dec. 31, 2002
     Statements of Operations for the year ended Dec. 31, 2002
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity

     Report of Independent Auditors dated March 21, 2003
     Statements of Assets and Liabilities as of Dec. 31, 2002
     Statements of Operations for the year ended Dec. 31, 2002
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - American Express Innovations(SM) Classic

     Report of Independent Auditors dated March 21, 2003
     Statements of Assets and Liabilities as of Dec. 31, 2002
     Statements of Operations for the year ended Dec. 31, 2002
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - American Express New Solutions(R) Variable Annuity

     Report of Independent Auditors dated March 21, 2003
     Statements of Assets and Liabilities as of Dec. 31, 2002
     Statements of Operations for the year ended Dec. 31, 2002
     Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001
     Notes to Financial Statements

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to American Enterprise Variable Annuity Account Post-Effective Amendment No. 7 to the Registration Statement No.333-92297 is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to American Enterprise Variable Annuity Account Post-Effective Amendment No. 3 to Registration Statement No. 333-73958 is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 24, 2003 is incorporated by reference.

2.        Not applicable.

3.1 Form of Selling Agreement filed electronically as Exhibit 3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

3.2       Form of Master General Agent  Agreement for American  Enterprise  Life
          Insurance   Company   Variable   Annuities   (form   9802  B)   filed
          electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1 Form of Deferred Annuity Contract (form 240343) filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.1(a) Form of Deferred Annuity Contract Data Pages (form 240343) filed electronically as Exhibit 4.1(a) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.2 Form of Performance Credit Rider (form 240349) filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb 11, 2000, is incorporated by reference.

4.3 Form of Maximum Anniversary Value Death Benefit Rider (form 240346) filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.4 Form of Guaranteed Minimum Income Benefit Rider (form 240350) filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.5       Form of Roth IRA  Endorsement  (form  43094) filed  electronically  as
          Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.6 Form of SEP-IRA (form 43433) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.8 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186) filed electronically as Exhibit 4.2 to the American Express Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.10 Form of Enhanced Death Benefit Rider (form 44213) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about November 4, 1999, is incorporated by reference.

4.11 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.12      Form of Roth IRA Endorsement (form 272109) filed electronically as
          Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.13 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

5. Form of Variable Annuity Application (form 240345) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

5.1 Form of Variable Annuity Application (form 271552) filed electronically as Exhibit 5.1 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American Enterprise Life, filed electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.3 Amended By-Laws of American Enterprise Life, dated September 11, 2002, filed electronically as Exhibit 6.3 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.2 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated January 1, 2000, filed electronically as Exhibit 8.2 to 3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

8.3 Copy of Participation Agreement among American Enterprise Life Insurance Company and The Dreyfus Socially Responsible Fund, Inc. and Dreyfus Variable Investment Fund, dated August 26, 1999, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297 filed on or about October 21, 2002, is incorporated by reference.

8.4 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
          Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No.
          333-92297 filed on or about October 21, 2002, is incorporated by reference.

8.5 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.6 Copy of Participation Agreement among American Enterprise Life Insurance Company and The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., dated September 1, 2002, is filed electronically herewith.

8.7 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds, Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

8.8 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.9 Copy of Participation Agreement by and among Evergreen Variable Annuity Trust and American Enterprise Life Insurance Company, dated July 15, 2000, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297 is incorporated by reference.

8.10 Copy of Participation Agreement by and among STI Classic Variable Trust and TRUSCO Capital Management, Inc. and American Enterprise Life Insurance Company, dated January 1, 2003, is filed electronically herewith.

8.11 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc., dated September 1, 2002, is filed electronically herewith.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10.1 Consent of Independent Auditors for American Express Innovations(SM) is filed electronically herewith.

10.2 Consent of Independent Auditors for Evergreen Essential(SM) Variable Annuity, is filed electronically herewith.

10.3 Consent of Independent Auditors for Evergreen New Solutions Variable Annuity, is filed electronically herewith.

10.4 Consent of Independent Auditors for American Express Innovations(SM) Classic Variable Annuity, is filed electronically herewith.

10.5 Consent of Independent Auditors for American Express New Solutions(R) Variable Annuity, is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297 filed on or about April 28, 2000, is incorporated by reference.

14.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

14.2 Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 2002, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

14.3 Power of Attorney to sign Amendments to this Registration Statement, dated April 16, 2003, filed electronically herewith as Exhibit 14.3.

14.4 Power of Attorney to sign Amendments to this Registration Statement, dated April 21, 2003, filed electronically herewith as Exhibit 14.4.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director, Chairman of the Board and
                                                                        Executive Vice President - Annuities

Walter S. Berman                                                        Interim Treasurer


Douglas K. Dunning                                                      Director


Lorraine R. Hart                                                        Vice President, Investments


Carol A. Holton                                                         Director, President and Chief
                                                                        Executive Officer

Paul S. Mannweiler                    201 North Illinois St.            Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         Vice President, Group Counsel and
                                                                        Assistant Secretary

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Vice President, Group Counsel and
                                                                        Assistant Secretary

James M. Odland                                                         Vice President, General Counsel and
                                                                        Secretary

Teresa J. Rasmussen                                                     Director


John T. Sweeney                                                         Vice President - Finance


* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.   Number of Contract owners

           As of March 31, 2003 there were 26,601 nonqualified contracts and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.   Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $39,093,853            None                None                  None
Financial Advisors
Inc.


Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

           (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the above requirements for effectiveness of this Amendment to its Registration Statement Under Rule 485(b) of the Securites Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 2003.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                      (Registrant)

                         By American Enterprise Life Insurance Company
                                    (Sponsor)

                         By /s/       Carol A. Holton*
                                      ---------------
                                      Carol A. Holton
                         President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2003.

Signature                                 Title

/s/  Gumer C. Alvero*                     Chairman of the Board of Directors
---------------------
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
-------------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
----------------------                    Executive Officer
     Carol A. Holton                      (Chief Executive Officer)

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  Jeryl A. Millner***                  Vice President and Controller
------------------------                  (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Teresa J. Rasmussen*                 Director
-------------------------
     Teresa J. Rasmussen

/s/  John T. Sweeney****                  Vice President - Finance
------------------------                  (Principal Financial Officer)
     John T. Sweeney

* Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

**   Signed  pursuant  to  Power  of  Attorney,   dated  April  9,  2002,  filed
     electronically as Exhibit 15.2 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

*** Signed pursuant to Power of Attorney, dated April 16, 2003, filed electronically herewith as Exhibit 14.3.

**** Signed pursuant to Power of Attorney, dated April 21, 2003, filed electronically herewith as Exhibit 14.4.




By: /s/ James M. Odland
        ------------------
        James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRATION STATEMENT
  NO. 333-92297

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

Part C.

     Other Information.

     Exhibits

     The signatures.